UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


              Investment Company Act file number File No. 811-9301
                                                 -----------------


                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                   730 Third Avenue, New York, New York 10017
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Lisa Snow, Esq.
                                  c/o TIAA-CREF
                                730 Third Avenue,
                          New York, New York 10017-3206
                          -----------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-490-9000
                                                            ------------


                      Date of fiscal year end: September 30
                                               ------------


                    Date of reporting period: March 31, 2003
                                              --------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                [TIAA CREF LOGO]

March 31, 2003

Financial statements (unaudited)
including statement of investments


TIAA-CREF
Institutional Mutual Funds







Semiannual Report   2003



INSTITUTIONAL CLASS      GROWTH EQUITY               MID-CAP VALUE INDEX
   RETIREMENT CLASS      GROWTH & INCOME             MID-CAP BLEND INDEX
       RETAIL CLASS      INTERNATIONAL EQUITY        SMALL-CAP GROWTH INDEX
                         LARGE-CAP VALUE             SMALL-CAP VALUE INDEX
                         MID-CAP GROWTH              SMALL-CAP BLEND INDEX
                         MID-CAP VALUE               INTERNATIONAL EQUITY INDEX
                         SMALL-CAP EQUITY            REAL ESTATE SECURITIES
                         LARGE-CAP GROWTH INDEX      SOCIAL CHOICE EQUITY
                         LARGE-CAP VALUE INDEX       BOND
                         EQUITY INDEX                INFLATION-LINKED BOND
                         S&P 500 INDEX               MONEY MARKET
                         MID-CAP GROWTH INDEX




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


2003 Semiannual Report | TIAA-CREF Institutional Mutual Funds

Contents

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
    Growth Equity Fund Performance Report .................  2
    Growth & Income Fund Performance Report ...............  3
    International Equity Fund Performance Report ..........  4
    Large-Cap Value Fund Performance Report ...............  5
    Mid-Cap Growth Fund Performance Report ................  6
    Mid-Cap Value Fund Performance Report .................  7
    Small-Cap Equity Fund Performance Report ..............  8
    Large-Cap Growth Index Fund Performance Report ........  9
    Large-Cap Value Index Fund Performance Report ......... 10
    Equity Index Fund Performance Report .................. 11
    S&P 500 Index Fund Performance Report ................. 12
    Mid-Cap Growth Index Fund Performance Report .......... 13
    Mid-Cap Value Index Fund Performance Report ........... 14
    Mid-Cap Blend Index Fund Performance Report ........... 15
    Small-Cap Growth Index Fund Performance Report ........ 16
    Small-Cap Value Index Fund Performance Report ......... 17
    Small-Cap Blend Index Fund Performance Report ......... 18
    International Equity Index Fund Performance Report .... 19
    Real Estate Securities Fund Performance Report ........ 20
    Social Choice Equity Fund Performance Report .......... 21
    Bond Fund Performance Report .......................... 22
    Inflation-Linked Bond Fund Performance Report ......... 23
    Money Market Fund Performance Report .................. 24


STATEMENT OF INVESTMENTS
    Growth Equity Fund .................................... 25
    Growth & Income Fund .................................. 31
    International Equity Fund ............................. 35
    Large-Cap Value Fund .................................. 46
    Mid-Cap Growth Fund ................................... 49
    Mid-Cap Value Fund .................................... 54
    Small-Cap Equity Fund ................................. 57
    Large-Cap Growth Index Fund ........................... 74
    Large-Cap Value Index Fund ............................ 80
    Equity Index Fund ..................................... 88
    S&P 500 Index Fund ....................................113
    Mid-Cap Growth Index Fund .............................119
    Mid-Cap Value Index Fund ..............................124
    Mid-Cap Blend Index Fund ..............................131
    Small-Cap Growth Index Fund ...........................139
    Small-Cap Value Index Fund ............................151
    Small-Cap Blend Index Fund ............................163
    International Equity Index Fund .......................180
    Real Estate Securities Fund ...........................190
    Social Choice Equity Fund .............................191
    Bond Fund .............................................199
    Inflation-Linked Bond Fund ............................205
    Money Market Fund .....................................206


FINANCIAL STATEMENTS
    Statements of Assets and Liabilities ..................208
    Statements of Operations ..............................212
    Statements of Cash Flows ..............................216
    Statements of Changes in Net Assets ...................220
    Financial Highlights ..................................228
    Notes to Financial Statements .........................247


PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES ................INSIDE BACK COVER



--------------------------------------------------------------------------------
As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Due to market volatility, the current performance of the Institutional Mutual Funds may differ significantly from the funds' performance as reported herein. (C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017
--------------------------------------------------------------------------------

From the Vice Chairman

[PHOTO OF                     MARTIN L. LEIBOWITZ
MARTIN L. LEIBOWITZ]          VICE CHAIRMAN AND
                              CHIEF INVESTMENT
                              OFFICER

This report contains the performance and financial statements for the TIAA-CREF Institutional Mutual Funds for the six-month period that ended March 31, 2003.

   Sixteen of the funds reported on here are new ones, launched last October. This expanded selection of funds enables investors to fine-tune their allocation strategies and seek out opportunities in individual sectors of the marketplace. Two of them draw on TIAA-CREF's extensive expertise in particular areas: real estate-related investments, which we have managed successfully for over six decades, and inflation-linked bonds, which we helped the U.S. government to launch by providing support and analysis. Both types of investments often move in counterpoint to stocks and traditional bonds and provide investors with valuable tools for broadening a portfolio.

   The six months that ended March 31 were a time of mixed signals in the economy and mixed returns in the investment markets. Both stock and bond prices were volatile throughout the period, as investors worried about geopolitical tensions and the strength of the economy. Earnings and earnings forecasts among the S&P 500(R) companies rose during both the fourth quarter of 2002 and the first quarter of 2003. However, unemployment continues to be a drag on growth. The rate of unemployment has been above 5% since October 2001 and has slowed the growth of consumer spending, which accounts for more than two-thirds of gross domestic product (GDP).

   As a result, growth rates have been below the long-term trend--3.00% to 3.25%--in four of the last six quarters. Annualized GDP grew a meager 1.6% during the first three months of 2003. These conflicting indicators contributed to abrupt price movements during the six-month period, but the net result was a substantial advance in the broad domestic equities market. The Russell 3000(R) Index posted a return of 4.74%.

   Our 17 domestic equity funds shared in these gains, and three of the five domestic funds using the Dual Investment Management Strategy(R) outperformed their benchmarks during the period, as did the the Social Choice Equity Fund and the Small-Cap Equity Fund, which is quantitatively managed. Ten of these funds are index funds and produced returns comparable to their benchmarks', minus the effects of expenses.

   Among international stocks, Morgan Stanley's EAFE(R) Index registered a loss of 2.29%. The International Equity Index Fund closely tracked the EAFE index; the International Equity Fund, which uses our Dual Investment Management Strategy, outpaced the index.

   Fixed-income investments performed well, considering the current low-inflation, low-interest rate environment. The Lehman Brothers Aggregate Bond Index, which tracks both corporate and government bond prices, posted a 2.99% return for the six-month period. The Bond Fund outperformed its benchmark. The Inflation-Linked Bond Fund's return was comparable to its benchmark minus the effects of expenses.

   The Real Estate Securities and the Money Market funds exceeded their benchmarks' returns. Detailed descriptions of the funds' performance appear on the following pages.

   For more than a decade, TIAA-CREF has managed many of its equity portfolios using the Dual Investment Management Strategy, which combines individual stock selection and quantitative methods. This approach allows an active team of managers to identify stocks that seem likely to outperform--or underperform--the market, while a team of quantitative managers maintains a portfolio that reflects the characteristics of the benchmark index.

   We recently began implementing a more integrated version of this strategy that provides greater control over the portfolios' risk levels. Under the new method, the active team's recommendations are implemented by the quantitative managers, who can then make any adjustments needed to ensure that the overall portfolio continues to reflect specified characteristics of the benchmark. These refinements contributed to performance during the six-month period, enabling four of the six funds that use the strategy to outperform their benchmarks.

   In today's difficult investing environment, adding value to the market's performance is more important than ever, and we continue to look for new ways to achieve additional value for our investors.

/s/ Martin L. Leibowitz

Martin L. Leibowitz
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER

Since October 1, 2002, many of the TIAA-CREF Institutional Mutual Funds have had multiple share classes. Institutional Class shares are available to clients of the TIAA-CREF Trust Company, FSB, and serve as funding vehicles for the state-sponsored college savings programs administered by TIAA-CREF Tuition Financing, Inc. The funds' Retail Class shares are available to any U.S. resident. Retirement Class shares serve as an investment option of TIAA-CREF Investment SolutionsSM, a program available to certain TIAA-CREF pension plan participants. The nine funds with Retirement Class shares can be used with TIAA-CREF IRAs and Keoghs. For information about the availability of these funds, please call 800 842-2888 concerning Retirement Class shares and 800 223-1200 for Retail Class shares. For information about Institutional Class shares, call the TIAA-CREF Trust Company, FSB at 888 842-9001.

Growth Equity Fund                           Institutional



PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks that present the opportunity for growth.

o Generally invests in stocks of large-cap companies in new and emerging areas of the U.S. economy and those with distinctive products or promising markets.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the Russell 1000(R) Growth Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o  May invest up to 20% of the fund's portfolio in foreign securities.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Growth Equity Fund returned 6.47%, versus 6.01% for its benchmark index, the Russell 1000 Growth Index, and 3.54% for the average similar fund, as measured by the Morningstar Large Growth category.

   Growth stocks outperformed the broad domestic market, as measured by the 4.74% return of the Russell 3000(R) Index. The fund outperformed the benchmark index, primarily because of successful stock selection. The top performers were biotechnology company Amgen, technology company Oracle, and telecommunications firm Sprint PCS Group. The fund also benefited by reducing its holdings, relative to the index, in the insurance company American International Group, Coca-Cola, and Altria, the parent company of Philip Morris.

   Holdings with the largest negative effect on the fund's perfor-mance, versus that of the benchmark index, included Automated Data Processing and health care company Baxter International. The fund held larger weightings of these stocks than the benchmark index, but these stocks did not perform as anticipated. An underweight position in Tenet Healthcare also detracted from performance. Positive performance factors, however, offset negative ones, enabling the fund to outpace the index for the period.

   As of March 31, 2003, the fund had net assets valued at $86.6 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 7/1/99)

                    Growth Equity                                   Morningstar
                    Institutional         Russell 1000 Growth      Large Growth
                    -------------         -------------------      ------------
6/30/99                10000                    10000                 10000
9/30/99                 9703                     9634                  9674
12/31/99               11880                    12056                 12391
3/31/2000              13021                    12915                 13507
6/30/2000              12733                    12566                 12810
9/30/2000              12033                    11891                 12840
12/31/2000              9463                     9353                 10580
3/31/2001               7334                     7398                  8360
6/30/2001               8004                     8021                  8913
9/30/2001               6309                     6464                  7047
12/31/2001              7298                     7442                  8095
3/31/2002               7051                     7250                  7877
6/30/2002               5637                     5896                  6620
9/30/2002               4767                     5009                  5595
12/31/2002              5114                     5367                  5851
3/31/2003               5074                     5310                  5776


TEN LARGEST HOLDINGS AS OF 3/31/2003

                              SHARES     MARKET VALUE   PERCENT OF
  COMPANY                 (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
  -------                 -------------- -------------  ----------

  Microsoft Corp               196.8        $4.76          5.50
  General Electric Co          184.6         4.71          5.44
  Pfizer, Inc                  125.3         3.90          4.51
  Johnson & Johnson             60.2         3.48          4.02
  Wal-Mart Stores, Inc          52.5         2.73          3.15
  Amgen, Inc                    43.3         2.49          2.88
  Cisco Systems, Inc           186.5         2.42          2.79
  Fannie Mae                    34.7         2.27          2.62
  PepsiCo, Inc                  54.5         2.18          2.52
  IBM Corp                      27.2         2.14          2.46


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                                                                                        ANNUAL
                                                                                                        EXPENSE
                                       AVERAGE ANNUAL COMPOUND                                          CHARGE
                                       RATES OF TOTAL RETURN(1)   CUMULATIVE RATES OF TOTAL RETURN(1)   THROUGH   INCEPTION
                                       1 YEAR   SINCE INCEPTION    6 MONTHS  1 YEAR  SINCE INCEPTION    3/31/03      DATE
                                       -------  ---------------    --------  ------- ---------------    -------   ---------
  GROWTH EQUITY FUND(2)
   INSTITUTIONAL CLASS                 -28.02%      -16.53%           6.47%  -28.02%     -49.25%         0.14%      7/1/99
---------------------------------------------------------------------------------------------------------------------------

  Russell 1000 Growth Index(3,4)       -26.76       -15.52            6.01   -26.76      -46.90           --          --
  Russell 3000 Growth Index(3,4)       -27.08       -15.30            5.84   -27.08      -46.39           --          --
  Morningstar Large Growth category    -26.68       -13.41            3.54   -26.68      -40.66           --          --
---------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 478-2966. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

(3) Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

(4) Since October 1, 2002, the fund's benchmark has been the Russell 1000 Growth Index. Prior to that date, its benchmark was the Russell 3000 Growth Index.


2   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
Growth & Income Fund                         Retirement



PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in income-producing (i.e., dividend-paying) stocks.

o Looks for stocks that are attractively priced and show the potential to increase in value faster than the rest of the market.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

        ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

        QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the S&P 500(R) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o   May invest up to 20% of the fund's portfolio in foreign securities.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Growth & Income Fund returned 3.25% for the Institutional Share Class and 3.01% for the Retirement Share Class, versus 5.02% for the fund's benchmark, the S&P 500 Index, and 3.01% for the average similar fund, as measured by the Morningstar Large Blend category.

   The large-cap stocks tracked by the S&P 500 made strong gains during October of 2002, but retreated later in the six-month period. The fund's returns lagged that of the benchmark index because of stock selections that included health care companies Baxter International and Cardinal Health and telecommunications firm Verizon Communications. The fund held larger amounts of these stocks than their index weightings, but they did not perform as anticipated.

   Positive contributions, relative to the index, came from holdings in AT&T Wireless, insurer Aetna, and biotechnology company Amgen. Our analysts identified Aetna as an undervalued stock, and the fund benefited when its stock price rose. The fund held larger weightings of these stocks than the index. The fund also benefited by reducing its holdings below index weightings in Altria, the parent company of Philip Morris; Tenet Healthcare; and Coca-Cola.

   As of March 31, 2003, the fund had net assets valued at $428.1 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 7/1/99)

            Growth & Income Institutional    S&P 500     Morningstar Large Blend
            -----------------------------    -------     -----------------------
6/30/99                10000                 10000               10000
9/30/99                 9331                  9376                9400
12/31/99               10822                 10771               10872
3/31/2000              11187                 11018               11324
6/30/2000              10894                 10725               11012
9/30/2000              10841                 10621               11016
12/31/2000              9963                  9790               10138
3/31/2001               8712                  8629                8861
6/30/2001               9178                  9134                9334
9/30/2001               7844                  7794                7904
12/31/2001              8690                  8626                8767
3/31/2002               8596                  8650                8740
6/30/2002               7370                  7491                7674
9/30/2002               6157                  6197                6453
12/31/2002              6604                  6720                6837
3/31/2003               6358                  6508                6606


RETIREMENT CLASS (INCEPTION 10/1/02)

             Growth & Income Retirement   S&P 500       Morningstar Large Blend
             --------------------------   -------       -----------------------
9/30/2002              10000               10000                10000
10/31/2002             10814               10880                10714
11/30/2002             11400               11521                11279
12/31/2002             10700               10844                10660
1/31/2003              10455               10560                10390
2/28/2003              10275               10401                10220
3/31/2003              10300               10502                10301


TEN LARGEST HOLDINGS AS OF 3/31/2003

                              SHARES     MARKET VALUE   PERCENT OF
  COMPANY                 (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
  -------                 -------------- -------------  ----------

  ExxonMobil Corp              547.1        $19.12       4.47
  Wal-Mart Stores, Inc         342.1         17.80       4.16
  Microsoft Corp               731.7         17.71       4.14
  Johnson & Johnson            256.1         14.82       3.46
  General Electric Co          561.4         14.31       3.34
  Citigroup, Inc               368.3         12.69       2.96
  Verizon Communications, Inc  311.6         11.02       2.57
  IBM Corp                     135.5         10.63       2.48
  Fannie Mae                   143.8          9.40       2.20
  Bank of America Corp         133.9          8.95       2.09


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                                                                                        ANNUAL
                                                                                                        EXPENSE
                                       AVERAGE ANNUAL COMPOUND                                          CHARGE
                                       RATES OF TOTAL RETURN(1)   CUMULATIVE RATES OF TOTAL RETURN(1)   THROUGH   INCEPTION
                                       1 YEAR   SINCE INCEPTION    6 MONTHS  1 YEAR  SINCE INCEPTION    3/31/03      DATE
                                       -------  ---------------    --------  ------- ---------------    -------   ---------
  GROWTH & INCOME FUND(2)
    INSTITUTIONAL CLASS                -26.05%      -11.38%           3.25%  -26.05%     -36.44%         0.14%      7/1/99
  S&P 500 Index                        -24.76       -10.81            5.02   -24.76      -34.92           --          --
  Morningstar Large Blend category     -24.57       -10.12            3.01   -24.57      -32.25           --           --
---------------------------------------------------------------------------------------------------------------------------
    RETIREMENT CLASS                     --           --              3.01%    --          3.01%         0.43%      10/1/02
  S&P 500 Index                          --           --              5.02     --          5.02           --          --
  Morningstar Large Blend category       --           --              3.01     --          3.01           --          --
---------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2 Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.


                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   3

                                             Institutional
International Equity Fund                    Retirement



PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of firms in at least three countries other than the United States.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

        ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

        QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the Morgan Stanley EAFE(R) (Europe, Australasia, Far East) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o The active managers select individual stocks and let the fund's country and regional asset allocations evolve from those stock selections. However, sector and country exposure are monitored to control risk.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the International Equity Fund returned -1.41% for the Institutional Share Class and -1.42% for the Retirement Share Class, versus -2.29% for the fund's benchmark, the Morgan Stanley EAFE (Europe, Australasia, Far East) Index, and -3.25% for the average similar fund, as measured by the Morningstar Foreign Stock category.

   During the six-month period, the EAFE Index underperformed the broad domestic stock market as measured by the Russell 3000(R) Index, which gained 4.74%. European stocks, which make up more than two-thirds of the EAFE index, had positive returns during the period, but Pacific stocks declined. The fund outperformed the benchmark index in both sectors because of successful stock selection. The top performers were Centerpulse, a Swiss health care company, and Swiss testing firm Surveillance S.A. The fund also benefited by reducing its holdings in the Pacific region, relative to the index, in companies such as Mitsubishi Tokyo Financial, Sumitomo Mitsui Bank, and Mizuho Holdings.

   Detractors from relative performance included holdings greater than their index weightings in the Netherlands' ASM Lithography, British advertising company WPP Group, and Japan's Nippon Television Network.

   As of March 31, 2003, the fund had net assets valued at $258.7 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 7/1/99)

               International Equity                                Morningstar
                  Institutional        Morgan Stanley EAFE        Foreign Stock
               --------------------    -------------------        -------------
6/30/99               10000                   10000                   10000
9/30/99               10768                   10439                   10448
12/31/99              14825                   12212                   13214
3/31/2000             15782                   12199                   13571
6/30/2000             13960                   11716                   12773
9/30/2000             12768                   10771                   11876
12/31/2000            11987                   10482                   11174
3/31/2001             10198                    9042                    9558
6/30/2001             10007                    8923                    9576
9/30/2001              8602                    7677                    8024
12/31/2001             9222                    8198                    8724
3/31/2002              9318                    8245                    8847
6/30/2002              9147                    8093                    8619
9/30/2002              7373                    6496                    6931
12/31/2002             7862                    6937                    7299
3/31/2003              7271                    6367                    6712


RETIREMENT CLASS (INCEPTION 10/1/02)

               International Equity                                Morningstar
                    Retirement         Morgan Stanley EAFE        Foreign Stock
               --------------------    -------------------        -------------
9/30/2002             10000                   10000                   10000
10/31/2002            10525                   10537                   10438
11/30/2002            10977                   11016                   10879
12/31/2002            10646                   10645                   10518
1/31/2003             10209                   10201                   10120
2/28/2003             10048                    9967                    9863
3/31/2003              9858                    9771                    9672


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                                    SHARES     MARKET VALUE   PERCENT OF
  COMPANY                         COUNTRY       (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
  -------                         -------       -------------- -------------  ----------

  GlaxoSmithKline plc             United Kingdom     409.4         $7.20         2.78
  Vodafone Group plc              United Kingdom   2,570.7          6.61         2.55
  BP plc                          United Kingdom     641.9          6.08         2.35
  Royal Bank of
    Scotland Group plc            United Kingdom     257.9          5.81         2.25
  Unilever NV (Cert)              Netherlands        153.1          4.73         1.83
  iShares MSCI  EAFE Index Fund   N/A                 47.3          4.29         1.66
  Royal Dutch Petroleum Co        Netherlands        101.4          4.13         1.60
  HSBC Holdings plc               United Kingdom     382.8          3.92         1.51
  Total Fina Elf S.A.             France              30.7          3.89         1.50
  Novartis AG.                    Switzerland         94.8          3.51         1.36


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                                                                                        ANNUAL
                                                                                                        EXPENSE
                                       AVERAGE ANNUAL COMPOUND                                          CHARGE
                                       RATES OF TOTAL RETURN(1)   CUMULATIVE RATES OF TOTAL RETURN(1)   THROUGH   INCEPTION
                                       1 YEAR   SINCE INCEPTION    6 MONTHS  1 YEAR  SINCE INCEPTION    3/31/03      DATE
                                       -------  ---------------    --------  ------- ---------------    -------   ---------

  INTERNATIONAL EQUITY FUND(2)
    INSTITUTIONAL CLASS                -21.99%      -8.15%            -1.41%  -21.99%    -27.31%         0.20%      7/1/99
  Morgan Stanley EAFE Index            -23.35       -11.33            -2.29   -23.35     -36.33           --          --
  Morningstar Foreign Stock category   -24.27       -10.08            -3.25   -24.27     -31.79           --          --
---------------------------------------------------------------------------------------------------------------------------
    RETIREMENT CLASS                     --           --              -1.42%     --       -1.42%         0.50%      10/1/02
  Morgan Stanley EAFE Index              --           --              -2.29      --       -2.29           --          --
  Morningstar Foreign Stock category     --           --              -3.25      --       -3.25           --          --
---------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.


4   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
Large-Cap Value Fund                         Retirement
                                             Retail



PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of large domestic companies (as defined by the fund's benchmark index, the Russell 1000(R) Value Index) that appear undervalued.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

        ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

        QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o   May invest up to 20% of its assets in foreign investments.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Large-Cap Value Fund returned 3.32% for the Institutional Share Class, 3.44% for the Retirement Share Class, and 3.09% for the Retail Share Class. The fund's benchmark, the Russell 1000 Value Index, returned 3.90% for the period, and the average similar fund returned 2.60%, as measured by the Morningstar Large Value category.

   Value stocks trailed growth issues for the six-month period, with the Russell 1000 Growth Index returning 6.01%. Among value stocks, large caps outpaced both small caps and mid caps, as measured by the Russell indexes. The fund's return lagged the benchmark's because of stock selections that included holdings in financial services company UnumProvident, AT&T, and conglomerate Textron. The fund held larger weightings of these stocks than the benchmark index, but these stocks did not perform as anticipated.

   Positive contributions, relative to the index, came from holdings that included insurer Aetna, Liberty Media Corp., and international forest products company Weyerhaeuser. The fund held larger weightings of these stocks than the index. The fund also benefited by reducing its holdings below index weightings in such companies as AT&T Wireless, Viacom, and ChevronTexaco. These positive performance factors were not enough to enable the fund to outpace the index for the period.

   As of March 31, 2003, the fund had net assets valued at $27.5 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                 Large-Cap Value                                  Morningstar
                  Institutional       Russell 1000 Value          Large Value
                 ---------------      ------------------          -----------
9/30/2002             10000                 10000                    10000
10/31/2002            10677                 10741                    10654
11/30/2002            11387                 11417                    11333
12/31/2002            10935                 10922                    10810
1/31/2003             10694                 10657                    10531
2/28/2003             10366                 10373                    10252
3/31/2003             10333                 10390                    10253


RETIREMENT CLASS (INCEPTION 10/1/02)

                 Large-Cap Value                                  Morningstar
                    Retirement        Russell 1000 Value          Large Value
                 ---------------      ------------------          -----------
9/30/2002             10000                 10000                    10000
10/31/2002            10666                 10741                    10654
11/30/2002            11375                 11417                    11333
12/31/2002            10915                 10922                    10810
1/31/2003             10673                 10657                    10531
2/28/2003             10377                 10373                    10252
3/31/2003             10343                 10390                    10253


RETAIL CLASS (INCEPTION 10/1/02)

                 Large-Cap Value                                  Morningstar
                     Retail           Russell 1000 Value          Large Value
                 ---------------      ------------------          -----------
9/30/2002             10000                 10000                    10000
10/31/2002            10666                 10741                    10654
11/30/2002            11375                 11417                    11333
12/31/2002            10924                 10922                    10810
1/31/2003             10671                 10657                    10531
2/28/2003             10342                 10373                    10252
3/31/2003             10309                 10390                    10253


TEN LARGEST HOLDINGS AS OF 3/31/2003

                               SHARES      MARKET VALUE   PERCENT OF
  COMPANY                  (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                  --------------  -------------  ----------

  ExxonMobil Corp               46.2        $1,614.7         5.87
  Citigroup, Inc                29.1         1,002.5         3.65
  Bank of America Corp          12.8           855.6         3.11
  Aetna, Inc                    15.3           754.3         2.74
  Monsanto Co                   43.6           714.2         2.60
  IBM Corp                       8.1           637.6         2.32
  Weyerhaeuser Co               13.3           636.1         2.31
  Wells Fargo & Co              14.0           629.9         2.29
  SBC Communications, Inc       30.2           605.8         2.20
  U.S. Bancorp                  31.8           603.6         2.20


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------
  LARGE-CAP VALUE FUND(2)
    INSTITUTIONAL CLASS                          3.32%                      0.14%                10/1/02
    RETIREMENT CLASS                             3.44                       0.43                 10/1/02
    RETAIL CLASS                                 3.09                       0.44                 10/1/02
-----------------------------------------------------------------------------------------------------------
  Russell 1000 Value Index(3)                    3.90                        --                    --
  Morningstar Large Value category               2.60                        --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

(3) Russell 1000 is a trademark and a service mark of the Frank Russell Company.


                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   5

                                             Institutional
Mid-Cap Growth Fund                          Retirement
                                             Retail



PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Growth Index) that present the opportunity for growth.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

        ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

        QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o   May invest up to 20% of its assets in foreign investments.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Mid-Cap Growth Fund returned 11.51% for the Institutional Share Class, and 11.31% for the Retirement and Retail Share Classes. The fund's benchmark, the Russell Midcap Growth Index, returned 9.14% for the period, while the average similar fund returned 2.61%, as measured by the Morningstar Mid Growth category.

   Growth stocks led value issues during the period, with the 6.01% return of the Russell 1000(R) Growth Index outperforming the 3.90% return of Russell 1000 Value Index. Among growth stocks, mid caps outpaced both large caps and small caps, as measured by the Russell indexes. The fund's returns outperformed the benchmark's, primarily because of successful stock selection. The top performers were insurer Aetna and technology companies BEA Systems and Network Associates. The fund also benefited by reducing its holdings, relative to the benchmark, in such companies as Harrah's Entertainment, Darden Restaurants, and technology firm Electronic Arts.

   Holdings with the largest negative effect on the fund's perfor-mance, versus that of the benchmark index, included health care companies AmerisourceBergen and Universal Health Services. The fund had larger weightings of these stocks than the index, but these stocks did not perform as anticipated. An underweight position in Nextel Communications also detracted from performance. Positive performance factors, however, offset negative ones, enabling the fund to outpace the index for the period.

   As of March 31, 2003, the fund had net assets valued at $18.9 million.


INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                    Mid-Cap Growth                                   Morningstar
                     Institutional      Russell Mid-Cap Growth       Mid Growth
                    --------------      ----------------------       -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10869                    10775                 10521
11/30/2002              11661                    11618                 11141
12/31/2002              10934                    10916                 10435
1/31/2003               10988                    10809                 10273
2/28/2003               10891                    10715                 10120
3/31/2003               11151                    10914                 10254


RETIREMENT CLASS (INCEPTION 10/1/02)

                    Mid-Cap Growth                                   Morningstar
                       Retirement       Russell Mid-Cap Growth       Mid Growth
                    --------------      ----------------------       -----------
9/30/02                  10000                 10000                    10000
10/31/02                 10869                 10775                    10521
11/30/02                 11650                 11618                    11141
12/31/02                 10925                 10916                    10435
1/31/03                  10979                 10809                    10273
2/28/03                  10882                 10715                    10120
3/31/03                  11132                 10914                    10254


RETAIL CLASS (INCEPTION 10/1/02)

                    Mid-Cap Growth                                   Morningstar
                        Retail          Russell Mid-Cap Growth       Mid Growth
                    --------------      ----------------------       -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10869                    10775                 10521
11/30/2002              11650                    11618                 11141
12/31/2002              10925                    10916                 10435
1/31/2003               10979                    10809                 10273
2/28/2003               10882                    10715                 10120
3/31/2003               11132                    10914                 10254


TEN LARGEST HOLDINGS AS OF 3/31/2003

                               SHARES      MARKET VALUE   PERCENT OF
  COMPANY                  (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                  --------------  -------------  ----------

  Anthem, Inc                    5.6          $369.4         1.96
  St. Jude Medical, Inc          7.0           341.8         1.81
  Yahoo! Inc                    13.1           314.8         1.67
  Starbucks Corp                11.9           306.0         1.62
  H & R Block, Inc               6.9           292.9         1.55
  Biomet, Inc                    9.4           287.3         1.52
  Bed Bath & Beyond, Inc         8.0           275.7         1.46
  MedImmune, Inc                 8.3           273.3         1.45
  Adobe Systems, Inc             8.7           268.3         1.42
  Danaher Corp                   4.0           263.2         1.39


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  MID-CAP GROWTH FUND(2,3)
    INSTITUTIONAL CLASS                          11.51%                     0.14%                10/1/02
    RETIREMENT CLASS                             11.31                      0.43                 10/1/02
    RETAIL CLASS                                 11.31                      0.44                 10/1/02
-----------------------------------------------------------------------------------------------------------
  Russell Midcap Growth Index(4)                  9.14                       --                     --
  Morningstar Mid Growth category                 2.61                       --                     --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3) Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

(4) Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.


6   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
Mid-Cap Value Fund                           Retirement
                                             Retail



PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Value Index) that appear undervalued.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

        ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

        QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o   May invest up to 20% of its assets in foreign investments.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Mid-Cap Value Fund returned 4.95% for the Institutional Share Class, 4.74% for the Retirement Share Class, and 4.90% for the Retail Share Class. The fund's benchmark, the Russell Midcap Value Index, returned 2.73% for the period, while the average similar fund returned 1.92%, as measured by the Morningstar Mid Value category.

   During the six-month period, value stocks underperformed the overall domestic market, as measured by the Russell 3000(R) Index, which posted a 4.74% return. The fund outperformed the benchmark index, primarily because of successful stock selection. The top performers included electronics company Atmel, insurer Aetna, and telecommunications company Broadwing. The fund also benefited by reducing its holdings, relative to the index, in a number of companies including HealthSouth, Allegheny Energy, and TRW Corp.

   Holdings with the largest negative effect on the fund's perfor-mance, versus that of the benchmark, included financial services company UnumProvident, conglomerate Textron, and North Fork Bancorp. The fund had larger weightings of these stocks than the benchmark, but these stocks did not perform as anticipated.

   As of March 31, 2003, the fund had net assets valued at $13.9 million.


INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                     Mid-Cap Value                                  Morningstar
                     Institutional       Russell Mid-Cap Value       Mid Value
                     -------------       ---------------------      -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10476                    10318                 10411
11/30/2002              11218                    10967                 11158
12/31/2002              10917                    10707                 10721
1/31/2003               10750                    10410                 10452
2/28/2003               10472                    10238                 10179
3/31/2003               10494                    10273                 10191


RETIREMENT CLASS (INCEPTION 10/1/02)

                     Mid-Cap Value                                  Morningstar
                       Retirement        Russell Mid-Cap Value       Mid Value
                     -------------       ---------------------      -----------
9/30/02                 10000                   10000                  10000
10/31/02                10465                   10318                  10411
11/30/02                11218                   10967                  11158
12/31/02                10909                   10707                  10721
1/31/03                 10742                   10410                  10452
2/28/03                 10452                   10238                  10179
3/31/03                 10474                   10273                  10191


RETAIL CLASS (INCEPTION 10/1/02)

                     Mid-Cap Value                                  Morningstar
                         Retail          Russell Mid-Cap Value       Mid Value
                     -------------       ---------------------      -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10465                    10318                 10411
11/30/2002              11218                    10967                 11158
12/31/2002              10913                    10707                 10721
1/31/2003               10746                    10410                 10452
2/28/2003               10457                    10238                 10179
3/31/2003               10491                    10273                 10191


TEN LARGEST HOLDINGS AS OF 3/31/2003

                               SHARES      MARKET VALUE   PERCENT OF
  COMPANY                  (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                  --------------  -------------  ----------

  Aetna, Inc                     6.2          $304.9         2.19
  Monsanto Co                   18.0           295.7         2.12
  Charter One Financial, Inc    10.0           277.1         1.99
  Union Planters Corp            9.8           258.5         1.85
  Pitney Bowes, Inc              8.1           258.4         1.85
  Hibernia Corp (Class A)       15.0           254.4         1.83
  Safeco Corp                    7.0           244.8         1.76
  Apache Corp                    3.9           239.6         1.72
  International Flavors &
    Fragrances, Inc              7.4           230.1         1.65
  CSX Corp                       8.0           227.2         1.63


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  MID-CAP VALUE FUND(2,3)
    INSTITUTIONAL CLASS                          4.95%                      0.14%                10/1/02
    RETIREMENT CLASS                             4.74                       0.43                 10/1/02
    RETAIL CLASS                                 4.90                       0.44                 10/1/02
-----------------------------------------------------------------------------------------------------------
  Russell Midcap Value Index(4)                  2.73                        --                    --
  Morningstar Mid Value category                 1.92                        --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3) Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

(4) Russell Midcap and Russell 3000 are trademarks and service marks of the Frank Russell Company.


                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   7

                                             Institutional
Small-Cap Equity Fund                        Retirement
                                             Retail



PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of smaller domestic companies, across a wide range of sectors, growth rates, and valuations, that appear to have favorable prospects for significant long-term capital appreciation.

o Seeks to add incremental return over that of its benchmark index, the Russell 2000(R) Index, while also managing the relative risk of the fund versus its benchmark.

o Uses proprietary mathematical models to evaluate and score stocks. These models weigh many variables, including the valuation of the stock versus the market or its peers, earnings and growth prospects, and the stock's price and volume trends. Managers build a portfolio based on this scoring process, while considering weightings of the stock and its sector in the benchmark index, correlations between the performance of stocks in the index, and trading costs.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Small-Cap Equity Fund returned 2.08% for the Institutional Share Class, 1.89% for the Retirement Share Class, and 1.92% for the Retail Share Class. The fund's benchmark, the Russell 2000 Index, returned 1.39% for the period, and the average similar fund returned -0.55%, as measured by the Morningstar Small Blend category.

   During the six-month period, small-cap stocks participated in the volatility that marked the domestic stock market in general. After hitting a five-year low in October, stock prices moved upward until late November, then drifted down again. There were rallies in January and in March, but both soon lost steam, leaving in place only a portion of the gains made over the period. The small-cap stocks tracked by the Russell 2000 Index trailed both the 4.98% return of large caps, as measured by the Russell 1000(R) Index, and the 5.37% return of mid caps, as measured by the Russell Midcap(R) Index. The small-cap category included many "fallen angels"--stocks that were once large-cap or mid-cap issues but saw sharp declines in their prices.

   The fund's three share classes all outperformed the benchmark index, primarily because of successful stock selection. The top performers were NPS Pharmaceuticals, biotechnology company Tanox, and Adtran, a telecommunications firm. However, the fund was hurt by overweight holdings, relative to the benchmark, in several companies, including W.R. Grace and Interstate Bakeries.

   As of March 31, 2003, the fund had net assets valued at $27.7 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                   Small-Cap Equity                                 Morningstar
                    Institutional             Russell 2000          Small Blend
                   ----------------           ------------          -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10356                    10321                 10256
11/30/2002              11284                    11242                 10918
12/31/2002              10663                    10616                 10461
1/31/2003               10371                    10322                 10164
2/28/2003               10079                    10010                  9854
3/31/2003               10209                    10139                  9942


RETIREMENT CLASS (INCEPTION 10/1/02)

                   Small-Cap Equity                                 Morningstar
                     Retirement               Russell 2000          Small Blend
                   ----------------           ------------          -----------
9/30/2002               10000                    10000                  10000
10/31/2002              10345                    10321                  10256
11/30/2002              11283                    11242                  10918
12/31/2002              10654                    10616                  10461
1/31/2003               10350                    10322                  10164
2/28/2003               10058                    10010                   9854
3/31/2003               10188                    10139                   9942


RETAIL CLASS (INCEPTION 10/1/02)

                   Small-Cap Equity                                 Morningstar
                        Retail                Russell 2000          Small Blend
                   ----------------           ------------          -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10345                    10321                 10256
11/30/2002              11283                    11242                 10918
12/31/2002              10657                    10616                 10461
1/31/2003               10365                    10322                 10164
2/28/2003               10073                    10010                  9854
3/31/2003               10192                    10139                  9942


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                         SHARES      MARKET VALUE   PERCENT OF
  COMPANY                            (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                            --------------  -------------  ----------

  Scios, Inc                               2.2          $96.9          0.35
  ITT Educational Services, Inc            3.4           95.2          0.34
  Macerich Co                              2.9           91.9          0.33
  Landstar System, Inc                     1.5           86.3          0.31
  Western Digital Corp                     9.4           85.2          0.31
  LandAmerica Financial Group, Inc         2.1           83.5          0.30
  UGI Corp                                 1.8           82.3          0.30
  Oneok, Inc                               4.4           80.7          0.29
  Philadelphia Consolidated Holding Corp   2.2           79.2          0.29
  Cabot Oil & Gas Corp (Class A)           3.2           76.8          0.28


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  SMALL-CAP EQUITY FUND(2)
    INSTITUTIONAL CLASS                           2.08%                     0.14%                10/1/02
    RETIREMENT CLASS                              1.89                      0.43                 10/1/02
    RETAIL CLASS                                  1.92                      0.30                 10/1/02
-----------------------------------------------------------------------------------------------------------

  Russell 2000 Index(3)                           1.39                       --                    --
  Morningstar Small Blend category               -0.55                       --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3) Russell 1000, Russell 2000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.


8   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
Large-Cap Growth Index Fund                  Retirement



PORTFOLIO PROFILE

o Tracks the market for large domestic growth companies, as defined by the fund's benchmark index, the Russell 1000(R) Growth Index, which is a subset of the Russell 1000 Index.

o The Russell 1000 Growth Index represents those Russell 1000 Index securities with higher price-to-book ratios and higher relative forecasted growth values.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Large-Cap Growth Index Fund returned 6.01% for the Institutional Share Class and 5.78% for the Retirement Share Class, versus 6.01% for the fund's benchmark, the Russell 1000 Growth Index, and 3.54% for the average similar fund, as measured by the Morningstar Large Growth category.

   Large-cap growth stocks participated in the volatility that marked the domestic stock market's performance during the six-month period. After hitting a five-year low in early October, stock prices moved upward until late November, then drifted down again. There was a rally in January and another in March, but both soon lost steam, leaving only a portion of the six-month gains in place.

   Growth stocks outperformed the overall domestic market, as measured by the Russell 3000(R) Index, which posted a 4.74% return during the period. The market's preference for growth stocks over value issues was reflected in the 6.01% advance of the Russell 1000 Growth Index, versus the 3.90% return of the Russell 1000 Value Index. Within the growth category, large caps trailed mid caps but provided performance superior to that of small-cap issues. Performance among large-cap growth stocks was boosted by gains in the technology and health care sectors.

   During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $65.1 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                 Large-Cap Growth Index                             Morningstar
                     Institutional        Russell 1000 Growth      Large Growth
                 ----------------------   -------------------      ------------
9/30/2002               10000                    10000                 10000
10/31/2002              10915                    10917                 10773
11/30/2002              11507                    11510                 11291
12/31/2002              10709                    10715                 10499
1/31/2003               10461                    10455                 10295
2/28/2003               10406                    10407                 10198
3/31/2003               10601                    10601                 10364


RETIREMENT CLASS (INCEPTION 10/1/02)

                 Large-Cap Growth Index                             Morningstar
                       Retirement         Russell 1000 Growth      Large Growth
                 ----------------------   -------------------      ------------
9/30/02                 10000                   10000                  10000
10/31/02                10666                   10741                  10654
11/30/02                11375                   11417                  11333
12/31/02                10915                   10922                  10810
1/31/03                 10673                   10657                  10531
2/28/03                 10377                   10373                  10252
3/31/03                 10343                   10390                  10253


TEN LARGEST HOLDINGS AS OF 3/31/2003

                              SHARES     MARKET VALUE   PERCENT OF
  COMPANY                 (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
  -------                 -------------- -------------  ----------

  General Electric Co          154.2         $3.93         6.04
  Microsoft Corp               138.8          3.36         5.16
  Pfizer, Inc                   96.8          3.02         4.63
  Johnson & Johnson             46.7          2.70         4.15
  Wal-Mart Stores, Inc          42.2          2.20         3.37
  Intel Corp                   103.6          1.69         2.59
  Cisco Systems, Inc           113.4          1.47         2.26
  Merck & Co, Inc               20.3          1.11         1.71
  PepsiCo, Inc                  27.4          1.10         1.68
  Coca-Cola Co                  26.8          1.08         1.67


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  LARGE-CAP GROWTH INDEX FUND
    INSTITUTIONAL CLASS                          6.01%                      0.08%                10/1/02
    RETIREMENT CLASS                             5.78                       0.37                 10/1/02
-----------------------------------------------------------------------------------------------------------

  Russell 1000 Growth Index(2)                   6.01                        --                    --
  Morningstar Large Growth category              3.54                        --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.


                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   9

                                             Institutional
Large-Cap Value Index Fund                   Retirement



PORTFOLIO PROFILE

o Tracks the market for large domestic value companies, as defined by the fund's benchmark index, the Russell 1000(R) Value Index, which is a subset of the Russell 1000 Index.

o The Russell 1000 Value Index represents those Russell 1000 Index securities with lower price-to-book ratios and lower relative forecasted growth rates.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Large-Cap Value Index Fund returned 3.95% for the Institutional Share Class and 3.76% for the Retirement Share Class, versus 3.90% for the fund's benchmark, the Russell 1000 Value Index, and 2.60% for the average similar fund, as measured by the Morningstar Large Value category.

   During the six-month period, large-cap value stocks participated in the volatility that marked the domestic stock market in general. After hitting a five-year low in early October, stock prices moved upward until late November, then drifted down again. There was a rally in January and another in March, but both soon lost steam, leaving in place only a portion of the gains made over the period.

   Value stocks lagged the overall domestic market, as measured by the Russell 3000(R) Index, which posted a 4.74% return for the six months. The market's preference for growth stocks over value issues was reflected in the 6.01% advance of the Russell 1000 Growth Index, versus the 3.90% return of the Russell 1000 Value Index. Within the value category, large caps outperformed both small- and mid-cap issues. The superior performance of large-cap value stocks was helped by strong returns from the technology and utilities sectors.

   During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $98.1 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                Large-Cap Value Index                               Morningstar
                    Institutional          Russell 1000 Value       Large Value
                ---------------------      ------------------       -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10745                    10741                 10654
11/30/2002              11414                    11417                 11333
12/31/2002              10918                    10922                 10810
1/31/2003               10657                    10657                 10531
2/28/2003               10373                    10373                 10252
3/31/2003               10395                    10390                 10253


RETIREMENT CLASS (INCEPTION 10/1/02)

                Large-Cap Value Index                               Morningstar
                      Retirement           Russell 1000 Value       Large Value
                ---------------------      ------------------       -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10745                    10741                 10654
11/30/2002              11404                    11417                 11333
12/31/2002              10909                    10922                 10810
1/31/2003               10648                    10657                 10531
2/28/2003               10365                    10373                 10252
3/31/2003               10375                    10390                 10253


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                    SHARES     MARKET VALUE   PERCENT OF
  COMPANY                       (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
  -------                       -------------- -------------  ----------

  ExxonMobil Corp                    169.0        $5.91          6.02
  Citigroup, Inc                     106.2         3.66          3.73
  Bank of America Corp                38.4         2.57          2.62
  Verizon Communications, Inc         67.9         2.40          2.45
  IBM Corp                            22.9         1.80          1.83
  Wells Fargo & Co                    38.8         1.75          1.78
  ChevronTexaco Corp                  26.6         1.72          1.75
  SBC Communications, Inc             83.2         1.67          1.70
  American International Group, Inc   32.2         1.59          1.62
  Merck & Co, Inc                     23.8         1.30          1.33


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  LARGE-CAP VALUE INDEX FUND
    INSTITUTIONAL CLASS                          3.95%                      0.08%                10/1/02
    RETIREMENT CLASS                             3.76                       0.37                 10/1/02
-----------------------------------------------------------------------------------------------------------
  Russell 1000 Value Index(2)                    3.90                        --                    --
  Morningstar Large Value category               2.60                        --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.


10   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
Equity Index Fund



PORTFOLIO PROFILE

o Tracks the overall market for equity securities publicly traded in the United States, as defined by the fund's benchmark index, the Russell 3000(R) Index.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

The Equity Index Fund gained 4.74% for the period, matching the return of its benchmark, the Russell 3000 Index. The average similar fund returned 3.01%, as measured by the Morningstar Large Blend category.

   The past six months have been a volatile period for domestic stocks. During the fourth quarter, all of the Russell 3000 industry sectors advanced, and the index increased 8.02%. The benchmark's large-cap, mid-cap, and small-cap stock categories all increased as well, led by the large-cap Russell 1000(R) Index, which gained 8.16%. Value stock returns exceeded those of growth stocks: the Russell 3000 Value Index outperformed the Russell 3000 Growth Index by 1.74 percentage points.

   Despite rallies in January and March, the Russell 3000 ended the first quarter in negative territory, erasing almost half of the previous quarter's gains. This time, the Russell 3000 Growth Index outperformed the Russell 3000 Value Index, by 3.63 percentage points. Among companies of different sizes, mid-cap stocks did best the first quarter of 2003, declining 2.37%, while large caps dropped 2.94%. Small-cap stocks trailed again, losing 4.49%. Over the past six months, the difference in returns among the various stock categories was smaller than in recent years.

   During the period, the fund's return matched the return of its benchmark index, despite the effect of expenses and some cash holdings for liquidity. The fund's risk profile was similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $1.1 billion.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

          [Table below represents a line chart in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 7/1/99)

                     Equity Index                                   Morningstar
                     Institutional           Russell 3000           Large Blend
                     -------------           ------------           -----------
6/30/99                10000                    10000                 10000
9/30/99                 9340                     9342                  9400
12/31/99               10828                    10857                 10872
3/31/2000              11253                    11352                 11324
6/30/2000              10877                    10973                 11012
9/30/2000              10960                    11041                 11016
12/31/2000              9990                    10047                 10138
3/31/2001               8750                     8826                  8861
6/30/2001               9350                     9433                  9334
9/30/2001               7933                     7959                  7904
12/31/2001              8851                     8895                  8767
3/31/2002               8920                     8981                  8740
6/30/2002               7760                     7806                  7674
9/30/2002               6422                     6461                  6453
12/31/2002              6937                     6979                  6837
3/31/2003               6726                     6767                  6606


TEN LARGEST HOLDINGS AS OF 3/31/2003

                              SHARES     MARKET VALUE   PERCENT OF
  COMPANY                 (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
  -------                 -------------- -------------  ----------

  General Electric Co         1,285.6       $32.78         2.92
  ExxonMobil Corp               876.5        30.63         2.73
  Microsoft Corp              1,157.6        28.02         2.49
  Pfizer, Inc                   807.0        25.15         2.24
  Citigroup, Inc                674.4        23.23         2.07
  Johnson & Johnson             389.1        22.52         2.00
  Wal-Mart Stores, Inc          351.3        18.28         1.63
  IBM Corp                      221.3        17.35         1.54
  Merck & Co, Inc               292.7        16.04         1.43
  Procter & Gamble Co           168.0        14.96         1.33


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                                                                                        ANNUAL
                                                                                                        EXPENSE
                                       AVERAGE ANNUAL COMPOUND                                          CHARGE
                                       RATES OF TOTAL RETURN(1)   CUMULATIVE RATES OF TOTAL RETURN(1)   THROUGH   INCEPTION
                                       1 YEAR   SINCE INCEPTION    6 MONTHS  1 YEAR  SINCE INCEPTION    3/31/03      DATE
                                       -------  ---------------    --------  ------- ---------------    -------   ---------

  EQUITY INDEX FUND
    INSTITUTIONAL CLASS                -24.58%      -10.02%           4.74%   -24.58%    -32.73%         0.08%      7/1/99
---------------------------------------------------------------------------------------------------------------------------
  Russell 3000 Index(2)                -24.66        -9.88            4.74    -24.66     -32.33           --          --
  Morningstar Large Blend category     -24.57       -10.12            3.01    -24.57     -32.25           --          --
---------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 478-2966. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.


               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   11

                                             Institutional
S&P 500 Index Fund                           Retirement



PORTFOLIO PROFILE

o Tracks the market for a broad range of large capitalization U.S. companies as represented by the S&P 500(R) Index, a weighted index of the stocks of the 500 largest companies in the United States, in terms of market capitalization.

o The S&P 500 Index is widely recognized as a guide to the overall health of the U.S. stock market.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the S&P 500 Index Fund returned 5.04% for the Institutional Share Class and 4.90% for the Retirement Share Class, versus 5.02% for the fund's benchmark, the S&P 500 Index, and 3.01% for the average similar fund, as measured by the Morningstar Large Blend category.

   The S&P 500 Index rose 8.44% during the fourth quarter of 2002, with all 10 of its sectors posting advances. Gains ranged from 0.54% in consumer staples to 36.43% in telecommunications. The large-cap stocks tracked by the S&P 500 Index outperformed the broad domestic market, as measured by the Russell 3000(R) Index, which returned 8.02% for the quarter.

   However, stock prices had begun to fall in late November, and that trend continued--despite brief rallies in January and March--during the first quarter of 2003. Every sector of the S&P 500 registered declines, except health care, which posted a 0.85% gain. Quarterly losses within individual sectors ranged from 0.02% in energy to 15.08% in telecommunications. The index as a whole declined 3.15% for the quarter. This left the large-cap stocks of the S&P 500 with a six-month total return of 5.02%, outpacing the 4.74% return of the Russell 3000.

   During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $61.0 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                    S&P 500 Index                                   Morningstar
                    Institutional               S&P 500             Large Blend
                    -------------               -------             -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10891                    10880                 10714
11/30/2002              11524                    11521                 11279
12/31/2002              10848                    10844                 10660
1/31/2003               10558                    10560                 10390
2/28/2003               10407                    10401                 10220
3/31/2003               10504                    10502                 10301


RETIREMENT CLASS (INCEPTION 10/1/02)

                    S&P 500 Index                                   Morningstar
                      Retirement                S&P 500             Large Blend
                    -------------               -------             -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10880                    10880                 10714
11/30/2002              11513                    11521                 11279
12/31/2002              10835                    10844                 10660
1/31/2003               10533                    10560                 10390
2/28/2003               10393                    10401                 10220
3/31/2003               10489                    10502                 10301


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                     SHARES     MARKET VALUE   PERCENT OF
  COMPANY                        (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
  -------                        -------------- -------------  ----------

  Microsoft Corp                      83.2         $2.01         3.30
  General Electric Co                 77.4          1.97         3.24
  ExxonMobil Corp                     52.3          1.83         3.00
  Wal-Mart Stores, Inc                34.3          1.78         2.93
  Pfizer, Inc                         47.9          1.49         2.45
  Citigroup, Inc                      40.0          1.38         2.26
  Johnson & Johnson                   23.1          1.34         2.19
  IBM Corp                            13.1          1.03         1.69
  American International Group, Inc   20.3          1.00         1.65
  Merck & Co, Inc                     17.5          0.96         1.57


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  S&P 500 INDEX FUND(2)
    INSTITUTIONAL CLASS                          5.04%                      0.08%                10/1/02
    RETIREMENT CLASS                             4.90                       0.37                 10/1/02
-----------------------------------------------------------------------------------------------------------
  S&P 500 Index                                  5.02                        --                    --
  Morningstar Large Blend category               3.01                        --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Standard & Poor's 500 Index and S&P are registered trademarks. The S&P 500 Index is an unmanaged index of 500 stocks. S&P 500 is a trademark of the McGraw-Hill Companies, Inc.


12   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
Mid-Cap Growth Index Fund                    Retirement



PORTFOLIO PROFILE

o Tracks the market for medium-capitalization U.S. growth stocks, as defined by the fund's benchmark index, the Russell Midcap(R) Growth Index.

o The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the 800 smallest U.S. companies in the Russell 1000(R) Index. These companies represent about 23% of the investable U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell Midcap Index was approximately $3.6 billion.

o The Russell Midcap Growth Index has higher weightings of those 800 Russell Midcap securities with higher relative growth rates and higher price-to-book values. It also has higher weightings in those sectors of the market with typically higher growth rates and higher relative valuations.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Mid-Cap Growth Index Fund returned 9.18% for the Institutional Share Class and 8.93% for the Retirement Share Class, versus 9.14% for the fund's benchmark, the Russell Midcap Growth Index, and 2.61% for the average similar fund, as measured by the Morningstar Mid Growth category.

   During the six-month period, mid-cap growth stocks participated in the volatility that marked the domestic stock market in general. After hitting a five-year low in early October, stock prices moved upward until late November, then drifted down again. There was a rally in January and another in March, but both soon lost steam, leaving in place only a portion of the gains made over the period.

   Growth stocks outperformed the overall domestic market, as measured by the Russell 3000(R) Index, which returned 4.74% during the period. The market's preference for growth stocks over value issues was reflected in the 6.01% advance of the Russell 1000 Growth Index, versus the 3.90% return of the Russell 1000 Value Index. Mid-cap growth stocks outperformed large and small caps on the strength of double-digit gains in the technology and utilities sectors.

   During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $24.7 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                 Mid-Cap Growth Index                                Morningstar
                    Institutional        Russell Mid-Cap Growth      Mid Growth
                 --------------------    ----------------------      -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10781                    10775                 10521
11/30/2002              11615                    11618                 11141
12/31/2002              10919                    10916                 10435
1/31/2003               10812                    10809                 10273
2/28/2003               10715                    10715                 10120
3/31/2003               10919                    10914                 10254


RETIREMENT CLASS (INCEPTION 10/1/02)

                 Mid-Cap Growth Index                                Morningstar
                      Retirement         Russell Mid-Cap Growth      Mid Growth
                 --------------------    ----------------------      -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10770                    10775                 10521
11/30/2002              11605                    11618                 11141
12/31/2002              10904                    10916                 10435
1/31/2003               10797                    10809                 10273
2/28/2003               10701                    10715                 10120
3/31/2003               10893                    10914                 10254


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                        SHARES      MARKET VALUE   PERCENT OF
  COMPANY                           (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                           -------------- -------------  ----------

  WellPoint Health Networks, Inc         4.2          $322.4         1.31
  Bed Bath & Beyond, Inc                 8.5           293.6         1.19
  Starbucks Corp                        11.2           288.5         1.17
  Allergan, Inc                          4.0           272.8         1.10
  Zimmer Holdings, Inc                   5.6           272.3         1.10
  Yahoo! Inc                            11.3           271.4         1.10
  Stryker Corp                           3.9           267.7         1.08
  Nextel Communications, Inc (Class A)  19.5           261.1         1.06
  Mattel, Inc                           11.6           261.0         1.06
  Lexmark International, Inc             3.8           254.4         1.03


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  MID-CAP GROWTH INDEX FUND(2)
    INSTITUTIONAL CLASS                          9.18%                      0.08%                10/1/02
    RETIREMENT CLASS                             8.93                       0.37                 10/1/02
-----------------------------------------------------------------------------------------------------------
  Russell Midcap Growth Index(3)                 9.14                        --                    --
  Morningstar Mid Growth category                2.61                        --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3) Russell Midcap, Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.


               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   13

                                             Institutional
Mid-Cap Value Index Fund                     Retirement



PORTFOLIO PROFILE

o Tracks the market for medium-capitalization U.S. value stocks, as defined by the fund's benchmark index, the Russell Midcap(R) Value Index.

o The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the smallest 800 U.S. companies in the Russell 1000(R) Index. These companies represent about 23% of the investable U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell Midcap Index was approximately $3.6 billion.

o The Russell Midcap Value Index has higher weightings of those 800 Russell Midcap securities with lower relative growth rates and lower price-to-book values, as well as higher weightings in those sectors of the market with typically lower growth rates and lower relative valuations.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Mid-Cap Value Index Fund returned 2.74% for the Institutional Share Class and 2.55% for the Retirement Share Class, versus 2.73% for the fund's benchmark, the Russell Midcap Value Index, and 1.92% for the average similar fund, as measured by the Morningstar Mid Value category.

   During the six-month period, mid-cap value stocks participated in the volatility that marked the domestic stock market in general. After hitting a five-year low in early October, stock prices moved upward until late November, then drifted down again. There was a rally in January and another in March, but both soon lost steam, leaving in place only a portion of the gains made over the period.

   Value stocks lagged the overall domestic market, as measured by the Russell 3000(R) Index, which posted a 4.74% return for the six months. The market's preference for growth stocks over value issues was reflected in the 6.01% advance of the Russell 1000 Growth Index, versus the 3.90% return of the Russell 1000 Value Index. Within the value category, mid caps outperformed small caps but trailed large-cap issues. The relative performance of mid-cap value stocks was helped by returns from the technology and utilities sectors.

   During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $23.7 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                Mid-Cap Value Index                                 Morningstar
                    Institutional        Russell Mid-Cap Value       Mid Value
                -------------------      ---------------------      -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10323                    10318                 10411
11/30/2002              10968                    10967                 11158
12/31/2002              10708                    10707                 10721
1/31/2003               10416                    10410                 10452
2/28/2003               10243                    10238                 10179
3/31/2003               10276                    10273                 10191


RETIREMENT CLASS (INCEPTION 10/1/02)

                Mid-Cap Value Index                                 Morningstar
                      Retirement         Russell Mid-Cap Value       Mid Value
                -------------------      ---------------------      -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10323                    10318                 10411
11/30/2002              10958                    10967                 11158
12/31/2002              10699                    10707                 10721
1/31/2003               10396                    10410                 10452
2/28/2003               10223                    10238                 10179
3/31/2003               10256                    10273                 10191


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                        SHARES      MARKET VALUE   PERCENT OF
  COMPANY                           (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                           -------------- --------------  ----------

  Entergy Corp                           4.6          $221.5         0.94
  Apache Corp                            3.4           207.1         0.88
  Praxair, Inc                           3.4           191.6         0.81
  SouthTrust Corp                        7.2           183.8         0.78
  FirstEnergy Corp                       5.8           182.7         0.77
  Eastman Kodak Co                       6.1           180.6         0.76
  Consolidated Edison, Inc               4.4           169.3         0.72
  Public Service Enterprise Group, Inc   4.6           168.8         0.71
  Becton, Dickinson & Co                 4.6           158.4         0.67
  PPG Industries, Inc                    3.5           157.8         0.67


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  MID-CAP VALUE INDEX FUND(2)
    INSTITUTIONAL CLASS                          2.74%                      0.08%                10/1/02
    RETIREMENT CLASS                             2.55                       0.37                 10/1/02
-----------------------------------------------------------------------------------------------------------
  Russell Midcap Value Index(3)                  2.73                        --                    --
  Morningstar Mid Value category                 1.92                        --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3) Russell Midcap, Russell 1000, and Russell 3000 are trademarks and service marks of the Frank Russell Company.


14   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
Mid-Cap Blend Index Fund                     Retirement



PORTFOLIO PROFILE

o   Tracks   the   market  for  both   growth   and  value   stocks   issued  by
    medium-capitalization U.S. companies, as defined by the fund's benchmark index, the Russell Midcap(R) Index.

o The Russell Midcap Index measures the performance of the 800 smallest U.S. companies in the Russell 1000(R) Index. These companies represent about 23% of the investable U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell Midcap Index was approximately $3.6 billion.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Mid-Cap Blend Index Fund returned 5.22% for the Institutional Share Class and 5.25% for the Retirement Share Class, versus 5.37% for the fund's benchmark, the Russell Midcap Index, and 2.54% for the average similar fund, as measured by the Morningstar Mid Blend category.

   The past six months have been a volatile period for mid-cap stocks. During the fourth quarter of 2002, the benchmark index returned 7.92%, as all but one of its industry sectors advanced, led by the technology and utilities sectors. The value and growth components of the benchmark both gained, with growth outperforming value by 2.09 percentage points. Mid caps trailed large caps, as measured by the Russell 1000 Index, which showed an 8.16% gain. However, mid caps topped the performance of the small-cap Russell 2000(R) Index, which posted a 6.16% increase.

   Despite rallies in January and March, mid-cap stocks dropped 2.37% in the first quarter, as compared with a 2.94% loss in large caps and a 4.49% loss in small caps. Nearly all of the Russell Midcap Index's sectors declined, with financials, materials and processing, and the consumer discretionary categories dragging down the return. Once again, mid-cap growth stocks outperformed value stocks, this time by 4.04 percentage points.

   During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund's risk profile was also similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $31.1 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                Mid-Cap Blend Index                                 Morningstar
                    Institutional           Russell Mid-Cap          Mid Blend
                -------------------         ---------------         -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10501                    10505                 10448
11/30/2002              11226                    11235                 11140
12/31/2002              10780                    10792                 10646
1/31/2003               10565                    10574                 10411
2/28/2003               10426                    10434                 10170
3/31/2003               10522                    10537                 10246


RETIREMENT CLASS (INCEPTION 10/1/02)

                Mid-Cap Blend Index                                 Morningstar
                      Retirement            Russell Mid-Cap          Mid Blend
                -------------------         ---------------         -----------
9/30/02                10000                     10000                 10000
10/31/02               10501                     10505                 10448
11/30/02               11226                     11235                 11140
12/31/02               10782                     10792                 10646
1/31/03                10557                     10574                 10411
2/28/03                10417                     10434                 10170
3/31/03                10525                     10537                 10246


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                       SHARES      MARKET VALUE   PERCENT OF
  COMPANY                          (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                          -------------- --------------  ----------

  WellPoint Health Networks, Inc        2.3           $176.5         0.57
  Entergy Corp                          3.5            168.5         0.54
  Bed Bath & Beyond, Inc                4.6            158.9         0.51
  Starbucks Corp                        6.1            157.1         0.51
  Apache Corp                           2.5            155.3         0.50
  Mattel, Inc                           6.9            155.3         0.50
  Burlington Resources, Inc             3.2            152.7         0.49
  Zimmer Holdings, Inc                  3.1            150.8         0.48
  Allergan, Inc                         2.2            150.1         0.48
  Yahoo! Inc                            6.1            146.5         0.47


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  MID-CAP BLEND INDEX FUND(2)
    INSTITUTIONAL CLASS                          5.22%                      0.08%                10/1/02
    RETIREMENT CLASS                             5.25                       0.37                 10/1/02
-----------------------------------------------------------------------------------------------------------
  Russell Midcap Index(3)                        5.37                        --                    --
  Morningstar Mid Blend category                 2.54                        --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3) Russell Midcap, Russell 1000, and Russell 2000 are trademarks and service marks of the Frank Russell Company.


               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   15

                                             Institutional
Small-Cap Growth Index Fund                  Retirement



PORTFOLIO PROFILE

o Tracks the market for small-capitalization U.S. growth stocks, as defined by the fund's benchmark index, the Russell 2000(R) Growth Index, a subset of the Russell 2000 Index.

o The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. These companies represent about 8% of the investable U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell 2000 Index was approximately $490 million.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Small-Cap Growth Index Fund returned 3.29% for the Institutional Share Class and 3.17% for the Retirement Share Class, versus 3.34% for the fund's benchmark, the Russell 2000 Growth Index, and 0.51% for the average similar fund, as measured by the Morningstar Small Growth category.

   During the six-month period, small-cap growth stocks participated in the volatility that marked the domestic stock market in general. After hitting a five-year low in early October, stock prices moved upward until late November, then drifted down again. There was a rally in January and another in March, but both soon lost steam, leaving in place only a portion of the gains made over the period.

   Growth stocks outperformed the overall domestic market, as measured by the Russell 3000 Index, which posted a 4.74% return during the period. The market's preference for growth stocks over value issues was reflected in the 6.01% advance of the Russell 1000(R) Growth Index, versus the 3.90% return of the Russell 1000 Value Index. Within the growth category, small caps trailed both large and mid caps because of losses in 11 of the 12 sectors of the Russell 2000 Growth Index during the first quarter of 2003.

   During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $47.7 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                Small-Cap Growth Index                              Morningstar
                     Institutional         Russell 2000 Growth      Small Growth
                ----------------------     -------------------      ------------
9/30/2002               10000                    10000                 10000
10/31/2002              10504                    10506                 10397
11/30/2002              11545                    11547                 11192
12/31/2002              10748                    10751                 10479
1/31/2003               10458                    10459                 10207
2/28/2003               10179                    10180                  9905
3/31/2003               10330                    10334                 10046


RETIREMENT CLASS (INCEPTION 10/1/02)

                Small-Cap Growth Index                              Morningstar
                       Retirement          Russell 2000 Growth      Small Growth
                ----------------------     -------------------      ------------
9/30/02                 10000                    10000                 10000
10/31/02                10494                    10506                 10397
11/30/02                11535                    11547                 11192
12/31/02                10737                    10751                 10479
1/31/03                 10447                    10459                 10207
2/28/03                 10168                    10180                  9905
3/31/03                 10318                    10334                 10046


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                       SHARES      MARKET VALUE   PERCENT OF
  COMPANY                          (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                          -------------- --------------  ----------

  Scios, Inc                             7.8          $343.7         0.72
  iShares Trust Russell 2000 Growth      8.7           333.7         0.70
  Corinthian Colleges, Inc               6.4           252.8         0.53
  Macerich Co                            7.7           243.9         0.51
  Covance, Inc                          10.5           242.8         0.51
  Corporate Executive Board Co           6.2           220.8         0.46
  Cognizant Technology Solutions Corp    3.2           215.5         0.45
  Stericycle, Inc                        5.7           214.3         0.45
  InterDigital Communications Corp       9.1           206.0         0.43
  ITT Educational Services, Inc          7.2           201.6         0.42

PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  SMALL-CAP GROWTH INDEX FUND(2)
    INSTITUTIONAL CLASS                          3.29%                      0.08%                10/1/02
    RETIREMENT CLASS                             3.17                       0.37                 10/1/02
-----------------------------------------------------------------------------------------------------------
  Russell 2000 Growth Index(3)                   3.34                        --                    --
  Morningstar Small Growth category              0.51                        --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3) Russell 1000, Russell 2000, and Russell 3000 are trademarks and service marks of the Frank Russell Company.


16   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
Small-Cap Value Index Fund                   Retirement



PORTFOLIO PROFILE

o Tracks the market for small-capitalization U.S. value stocks, as defined by the fund's benchmark index, the Russell 2000(R) Value Index, a subset of the Russell 2000 Index.

o The Russell 2000 Index measures the performance of the 2,000 smallest U.S. companies in the Russell 3000(R) Index. These companies represent about 8% of the investable U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell 2000 Index was approximately $490 million.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Small-Cap Value Index Fund returned -0.46% for the Institutional Share Class and -0.66% for the Retirement Share Class, versus -0.41% for the fund's benchmark, the Russell 2000 Value Index, and -0.82% for the average similar fund, as measured by the Morningstar Small Value category.

   During the six-month period, small-cap value stocks participated in the volatility that marked the domestic stock market in general. After hitting a five-year low in early October, stock prices moved upward until late November, then drifted down again. There was a rally in January and another in March, but both soon lost steam, leaving in place only a portion of the gains made over the period. The Russell 3000 Index, a broad market indicator, posted a 4.74% return for the six months.

   Small-cap value stocks were the one major category of U.S. equities that posted a negative return for the six month period. Value stocks in general lagged growth stocks, as reflected in the 6.01% advance of the Russell 1000(R) Growth Index, versus the 3.90% return of the Russell 1000 Value Index. Within the value category, small caps trailed both large- and mid-cap issues. Their relative performance suffered because of broad-based losses, with 11 of the 12 sectors of the Russell 2000 Value Index posting declines.

   During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $42.8 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                Small-Cap Value Index                                Morningstar
                    Institutional            Russell 2000            Small Value
                ---------------------        ------------            -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10151                    10150                 10164
11/30/2002              10957                    10960                 10875
12/31/2002              10485                    10492                 10520
1/31/2003               10192                    10197                 10202
2/28/2003                9846                     9854                  9855
3/31/2003                9954                     9959                  9910


RETIREMENT CLASS (INCEPTION 10/1/02)

                Small-Cap Value Index                                Morningstar
                      Retirement             Russell 2000            Small Value
                ---------------------        ------------            -----------
9/30/02                10000                     10000                 10000
10/31/02               10140                     10150                 10164
11/30/02               10946                     10960                 10875
12/31/02               10474                     10492                 10520
1/31/03                10182                     10197                 10202
2/28/03                 9836                      9854                  9855
3/31/03                 9933                      9959                  9910


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                       SHARES      MARKET VALUE   PERCENT OF
  COMPANY                          (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                          -------------- --------------  ----------

  iShares Trust Russell 2000 Value      12.8         $1,361.3        3.18
  AGL Resources, Inc                     9.0            212.7        0.50
  Pan Pacific Retail Properties, Inc     5.1            193.2        0.45
  Imation Corp                           5.1            189.8        0.44
  WGL Holdings, Inc                      6.9            182.8        0.43
  WPS Resources Corp                     4.5            180.0        0.42
  Realty Income Corp                     4.8            171.6        0.40
  Oneok, Inc                             9.2            168.7        0.39
  Cytec Industries, Inc                  5.7            158.7        0.37
  HRPT Properties Trust                 18.5            157.4        0.37


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  SMALL-CAP VALUE INDEX FUND(2)
    INSTITUTIONAL CLASS                          -0.46%                     0.08%                10/1/02
    RETIREMENT CLASS                             -0.66                      0.37                 10/1/02
-----------------------------------------------------------------------------------------------------------
  Russell 2000 Value Index(3)                    -0.41                       --                    --
  Morningstar Small Value category               -0.82                       --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3) Russell 1000, Russell 2000, and Russell 3000 are trademarks and service marks of the Frank Russell Company.


               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   17

                                             Institutional
Small-Cap Blend Index Fund                   Retirement



PORTFOLIO PROFILE

o   Tracks   the   market  for  both   growth   and  value   stocks   issued  by
    small-capitalization U.S. companies, as defined by the fund's benchmark index, the Russell 2000(R) Index.

o The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. These companies represent about 8% of the investable U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell 2000 Index was approximately $490 million.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Small-Cap Blend Index Fund returned 1.35% for the Institutional Share Class and 1.15% for the Retirement Share Class, versus 1.39% for the fund's benchmark, the Russell 2000 Index, and -0.55% for the average similar fund, as measured by the Morningstar Small Blend category.

   The past six months have been a volatile period for small-cap stocks. During the fourth quarter of 2002, the benchmark increased 6.16% as all but one of the benchmark's industry sectors advanced. The Russell 2000 Growth Index and Russell 2000 Value Index, subsets of the Russell 2000 Index, both gained, with growth outperforming value by 2.59 percentage points. Compared with stocks of different sizes, the Russell 2000 trailed mid-cap and large-cap stocks: the Russell Midcap(R) Index returned 7.92%, and the Russell 1000(R) index increased 8.16%.

   Despite rallies in January and March, mid-cap and large-cap stocks declined in the first quarter, but small-cap stocks declined even more, as negative returns in the consumer discretionary, materials and processing, and producer durables sectors dragged down performance. One problem specifically plaguing the small-cap universe was its exposure to "fallen angels"--stocks whose market capitalizations have declined to a point at which they can no longer be categorized as mid caps or large caps. Once again, the Russell 2000 Growth Index outperformed the Russell 2000 Value Index, this time by 1.20 percentage points.

   During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund's risk profile also was similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $72.8 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                Small-Cap Blend Index                               Morningstar
                    Institutional             Russell 2000          Small Blend
                ---------------------         ------------          -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10322                    10321                 10256
11/30/2002              11246                    11242                 10918
12/31/2002              10609                    10616                 10461
1/31/2003               10318                    10322                 10164
2/28/2003               10005                    10010                  9854
3/31/2003               10134                    10139                  9942


RETIREMENT CLASS (INCEPTION 10/1/02)

                Small-Cap Blend Index                               Morningstar
                      Retirement              Russell 2000          Small Blend
                ---------------------         ------------          -----------
9/30/02                 10000                    10000                 10000
10/31/02                10311                    10321                 10256
11/30/02                11235                    11242                 10918
12/31/02                10600                    10616                 10461
1/31/03                 10309                    10322                 10164
2/28/03                  9996                    10010                  9854
3/31/03                 10115                    10139                  9942


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                 SHARES      MARKET VALUE   PERCENT OF
  COMPANY                    (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                    -------------- --------------  ----------

  iShares Russell 2000            24.8        $1,788.3         2.46
  Scios, Inc                       5.7           251.3         0.35
  Western Digital Corp            23.9           216.4         0.30
  J.M. Smucker Co                  5.5           191.6         0.26
  Corinthian Colleges, Inc         4.7           184.3         0.25
  Macerich Co                      5.7           181.3         0.25
  Covance, Inc                     7.7           177.4         0.24
  AGL Resources, Inc               7.3           172.2         0.24
  Del Monte Foods Co              22.7           169.1         0.23
  Cree, Inc                        9.0           166.2         0.23


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  SMALL-CAP BLEND INDEX FUND(2)
    INSTITUTIONAL CLASS                           1.35%                     0.08%                10/1/02
    RETIREMENT CLASS                              1.15                      0.37                 10/1/02
-----------------------------------------------------------------------------------------------------------
  Russell 2000 Index(3)                           1.39                       --                    --
  Morningstar Small Blend category               -0.55                       --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.


18   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
International Equity Index Fund              Retirement



PORTFOLIO PROFILE

o Tracks the performance of the leading stocks in 21 developed nations outside North America--in Europe, Australasia, and the Far East--as measured by the fund's benchmark index, the Morgan Stanley Capital International EAFE(R) Index.

o The MSCI EAFE Index is primarily a large-capitalization index, with approximately 65% of its stocks falling in this category.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the International Equity Index Fund returned -2.17% for the Institutional Share Class and -2.35% for the Retirement Share Class, versus -2.29% for the fund's benchmark, the Morgan Stanley EAFE Index, and -3.25% for the average similar fund, as measured by the Morningstar Foreign Stock category.

   The European Central Bank cut interest rates during the fourth quarter of 2002, making stock investments more attractive in Europe and boosting stock prices during November. The Japanese stock market also saw some recovery during that quarter. But concerns about war in the Persian Gulf and about worldwide economic prospects weighed on the world's stock markets at the end of December, and prices continued to decline during the first quarter of 2003.

   After posting a 6.45% advance during the fourth quarter of 2002, the EAFE Index lost 8.21% during the first quarter of 2003, resulting in a six-month loss of 2.29%. During the same period, the broader Morgan Stanley World Index, helped by positive performance in North America, posted a 2.20% gain.

   The EAFE Index suffered from losses of 12.63% and 11.48% in Germany and France, respectively, during the first quarter. The British stock market was down 8.64%, while Japan lost 7.86%. Gains during the quarter were restricted to smaller markets such as Australia, which was up 3.90%, and Spain, which posted a 1.72% advance.

   During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

   As of March 31, 2003, the fund had net assets valued at $49.0 million.


INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   by  investing   primarily  in  a  portfolio  of  foreign  equity
investments based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

              International Equity Index                            Morningstar
                    Institutional         Morgan Stanley EAFE      Foreign Stock
              --------------------------  -------------------      -------------
9/30/2002               10000                    10000                 10000
10/31/2002              10532                    10537                 10438
11/30/2002              11021                    11016                 10879
12/31/2002              10645                    10645                 10518
1/31/2003               10198                    10201                 10120
2/28/2003                9968                     9967                  9863
3/31/2003                9783                     9771                  9672


RETIREMENT CLASS (INCEPTION 10/1/02)

                International Equity                               Morningstar
                  Index Retirement      Morgan Stanley EAFE       Foreign Stock
                --------------------    -------------------       -------------
9/30/2002               10000                   10000                 10000
10/31/2002              10532                   10537                 10438
11/30/2002              11010                   11016                 10879
12/31/2002              10637                   10645                 10518
1/31/2003               10190                   10201                 10120
2/28/2003                9951                    9967                  9863
3/31/2003                9766                    9771                  9672


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                                    SHARES      MARKET VALUE   PERCENT OF
  COMPANY                         COUNTRY       (IN THOUSANDS) (IN THOUSANDS)  NET ASSETS
  -------                         -------       -------------- -------------  ----------

  BP plc                          United Kingdom    208.3        $1,460.1        2.98
  Vodafone Group plc              United Kingdom    627.0         1,254.6        2.56
  GlaxoSmithKline plc             United Kingdom     61.3         1,077.7        2.20
  Novartis AG.                    Switzerland        28.1         1,040.4        2.12
  HSBC Holdings plc               United Kingdom     95.6           977.6        1.99
  Royal Dutch Petroleum Co        Netherlands        21.8           887.7        1.81
  Total Fina Elf S.A.             France              6.5           824.8        1.68
  Nestle S.A. (New)               Switzerland         4.1           802.6        1.64
  Nokia Oyj                       Finland            48.7           682.4        1.39
  Royal Bank of Scotland plc      United Kingdom     27.8           625.8        1.28


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                            TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                       6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                       ------------------------    ---------------------     --------------

  INTERNATIONAL EQUITY INDEX FUND(2)
    INSTITUTIONAL CLASS                          -2.17%                     0.15%                10/1/02
    RETIREMENT CLASS                             -2.35                      0.44%                10/1/02
-----------------------------------------------------------------------------------------------------------
  Morgan Stanley EAFE Index                      -2.29                       --                    --
  Morningstar Foreign Stock category             -3.25                       --                    --
-----------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.


               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   19

                                             Institutional
Real Estate Securities Fund                  Retirement
                                             Retail



PORTFOLIO PROFILE

o Invests at least 80% of its assets in equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts ("REITs"). The fund does not make direct investments in real estate.

o Uses a research-oriented process with a focus on cash flows, asset values, and our belief in managements' ability to increase shareholder value.

o May invest up to 10% of the fund's assets in real estate securities of foreign issuers and up to 20% of its assets in equity and debt securities of issuers that are not engaged in or related to the real estate industry.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Real Estate Securities Fund returned 4.72% for the Institutional Share Class, 4.86% for the Retirement Share Class, and 4.57% for the Retail Share Class. The fund's benchmark, the Wilshire Real Estate Securities Index, posted a return of 2.20% for the period, and the average similar fund returned 2.16%, as measured by the Morningstar Specialty Real Estate category.

   The fund was able to add substantial additional value beyond the return posted by the index, mainly through judicious sector allocations. One example was an oversized position, relative to the benchmark index, in the retail properties sector. These companies have enjoyed current earnings growth rates of 4% to 6%, which are higher than those of the overall real estate market. The fund's return was also helped by an overweight in the self-storage sector, which traditionally does well in times of economic uncertainty.

   In addition, the fund's performance benefited from reduced holdings, relative to the benchmark, in the apartment sector. This area of the market has suffered recently because historically low interest rates have encouraged renters to buy their own homes, and, at the same time, the supply of apartment units has been increasing. Reduced holdings in the office sector also added value.

   Throughout the period, the fund maintained a well-diversified portfolio in nine sectors of the domestic real estate industry and across all three cap sizes in order to reduce the risk of underperforming the benchmark.

   As of March 31, 2003, the fund had net assets valued at $75.1 million.


INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

             Real Estate Securities  Wilshire Real Estate  Morningstar Specialty
                   Institutional          Securities            Real Estate
             ----------------------  --------------------  ---------------------
9/30/2002              10000                 10000                 10000
10/31/2002              9650                  9503                  9598
11/30/2002              9968                  9973                  9985
12/31/2002             10184                 10119                 10092
1/31/2003              10070                  9822                  9853
2/28/2003              10236                  9967                 10001
3/31/2003              10471                 10220                 10218


RETIREMENT CLASS (INCEPTION 10/1/02)

             Real Estate Securities  Wilshire Real Estate  Morningstar Specialty
                     Retirement           Securities            Real Estate
             ----------------------  --------------------  ---------------------
9/30/2002              10000                 10000                 10000
10/31/2002              9660                  9503                  9598
11/30/2002              9968                  9973                  9985
12/31/2002             10179                 10119                 10092
1/31/2003              10065                  9822                  9853
2/28/2003              10253                  9967                 10001
3/31/2003              10484                 10220                 10218


RETAIL CLASS (INCEPTION 10/1/02)

             Real Estate Securities  Wilshire Real Estate  Morningstar Specialty
                      Retail              Securities            Real Estate
             ----------------------  --------------------  ---------------------
9/30/2002              10000                 10000                 10000
10/31/2002              9660                  9503                  9598
11/30/2002              9968                  9973                  9985
12/31/2002             10183                 10119                 10092
1/31/2003              10069                  9822                  9853
2/28/2003              10236                  9967                 10001
3/31/2003              10456                 10220                 10218


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                      SHARES      MARKET VALUE   PERCENT OF
  COMPANY                         (IN THOUSANDS)  (IN MILLIONS)  NET ASSETS
  -------                         --------------  -------------  ----------

  Vornado Realty Trust                 90.0           $3.22         4.29
  Public Storage, Inc                 102.3            3.10         4.13
  ProLogis                             90.0            2.28         3.03
  Boston Properties, Inc               58.3            2.21         2.94
  Equity Office Properties Trust       85.0            2.16         2.88
  Crescent Real Estate Equities Co    150.0            2.16         2.87
  Reckson Associates Realty Corp      113.4            2.13         2.84
  Catellus Development Corp           101.4            2.13         2.83
  Home Properties of New York, Inc     60.0            1.99         2.65
  Post Properties, Inc                 70.0            1.69         2.25


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                              TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                         6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                         ------------------------    ---------------------     --------------

  REAL ESTATE SECURITIES FUND(2,3)
    INSTITUTIONAL CLASS                           4.72%                      0.15%                10/1/02
    RETIREMENT CLASS                              4.86                       0.44                 10/1/02
    RETAIL CLASS                                  4.57                       0.45                 10/1/02
-------------------------------------------------------------------------------------------------------------
  Wilshire Real Estate Securities Index           2.20                        --                    --
  Morningstar Specialty Real Estate category      2.16                        --                    --
-------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The Real Estate Securities Fund is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks including fluctuation in underlying property values, expenses and income, and potential environmental liabilities.

(3) Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.


20   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
Social Choice Equity Fund                    Retirement



PORTFOLIO PROFILE

o This fund invests primarily in stocks in the Russell 3000(R) Index that pass two kinds of social screens. First, it excludes certain companies based on revenues derived from alcohol, tobacco, gambling, weapons production, or nuclear power.

o The remaining companies are then evaluated and selected based on qualitative criteria, such as respect for the environment, diversity, charitable giving, fair labor and governance practices, quality products, and leadership in research and development.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Social Choice Equity Fund returned 5.18% for the Institutional Share Class and 5.22% for the Retirement Share Class, versus 4.74% for the fund's benchmark, the Russell 3000 Index, and 3.01% for the average similar fund, as measured by the Morningstar Large Blend category.

   The fund's returns surpassed the return of the Russell 3000 Index for the period because the fund's social screens precluded it from holding several stocks that are components of the benchmark and that performed poorly during the period. For example, Altria, the parent company of Philip Morris, failed the tobacco screen while Boeing failed the military weapons contracting screen. Companies excluded for failing various qualitative screens included Tenet Healthcare, because of marketing and contracting concerns; and Viacom, because of labor issues.

   At the same time, the fund's qualitative screens prevented its owning several stocks that appear in the benchmark and performed well during the period. Relative performance suffered from the fund's lack of investments in Citigroup, because of predatory lending concerns, marketing and contracting issues, and diversity controversies; ExxonMobil, because of environmental concerns; and Wyeth, because of diversity controversies and product safety issues.

   As of March 31, 2003, the fund had net assets valued at $48.7 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.



VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 7/1/99)

                Social Choice Equity                                Morningstar
                    Institutional            Russell 3000           Large Blend
                --------------------         ------------           -----------
6/30/99                 10000                    10000                 10000
9/30/99                  9364                     9342                  9400
12/31/99                10650                    10856                 10872
3/31/2000               11012                    11352                 11324
6/30/2000               10802                    10960                 11012
9/30/2000               10659                    11041                 11016
12/31/2000               9942                    10047                 10138
3/31/2001                8733                     8825                  8861
6/30/2001                9106                     9433                  9334
9/30/2001                7889                     7959                  7904
12/31/2001               8695                     8895                  8767
3/31/2002                8745                     8982                  8740
6/30/2002                7604                     7806                  7674
9/30/2002                6363                     6461                  6453
12/31/2002               6893                     6979                  6837
3/31/2003                6692                     6767                  6606


RETIREMENT CLASS (INCEPTION 10/1/02)

                Social Choice Equity                                Morningstar
                      Retirement             Russell 3000           Large Blend
                --------------------         ------------           -----------
9/30/2002               10000                    10000                 10000
10/31/2002              10827                    10796                 10714
11/30/2002              11435                    11450                 11279
12/31/2002              10835                    10802                 10660
1/31/2003               10585                    10538                 10390
2/28/2003               10412                    10365                 10220
3/31/2003               10522                    10474                 10301


TEN LARGEST HOLDINGS AS OF 3/31/2003

                                      SHARES       MARKET VALUE   PERCENT OF
  COMPANY                         (IN THOUSANDS)  (IN THOUSANDS)  NET ASSETS
  -------                         --------------  --------------  ----------

  Johnson & Johnson                    26.3          $1,522.0        3.12
  Microsoft Corp                       55.9           1,353.3        2.78
  Merck & Co, Inc                      22.0           1,205.2        2.47
  Procter & Gamble Co                  12.4           1,104.2        2.27
  IBM Corp                             11.8             925.5        1.90
  Bank of America Corp                 13.7             915.7        1.88
  American International Group, Inc    18.3             904.9        1.86
  Coca-Cola Co                         20.1             813.6        1.67
  Wells Fargo & Co                     16.5             742.3        1.52
  Intel Corp                           43.8             713.1        1.46


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                                                                                        ANNUAL
                                                                                                        EXPENSE
                                       AVERAGE ANNUAL COMPOUND                                          CHARGE
                                       RATES OF TOTAL RETURN(1)   CUMULATIVE RATES OF TOTAL RETURN(1)   THROUGH   INCEPTION
                                       1 YEAR   SINCE INCEPTION    6 MONTHS  1 YEAR  SINCE INCEPTION    3/31/03      DATE
                                       -------  ---------------    --------  ------- ---------------    -------   ---------

  SOCIAL CHOICE EQUITY FUND
    INSTITUTIONAL CLASS                -23.48%      -10.15%           5.18%   -23.48%    -33.07%         0.08%      7/1/99
  Russell 3000 Index(2)                -24.66        -9.88            4.74    -24.66     -32.33           --          --
  S&P 500 Index(3)                     -24.76       -10.81            5.02    -24.76     -34.92           --          --
  Morningstar Large Blend category     -24.57       -10.12            3.01    -24.57     -32.25           --          --
---------------------------------------------------------------------------------------------------------------------------
    RETIREMENT CLASS                     --           --              5.22%     --         5.22%         0.37%      10/1/02
  Russell 3000 Index                     --           --              4.74      --         4.74           --          --
  S&P 500 Index(3)                       --           --              5.02      --         5.02           --          --
  Morningstar Large Blend category       --           --              3.01      --         3.01           --          --
---------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Russell 3000 is a trademark and a service mark of the Frank Russell Company.

(3) The S&P 500 Index was the fund's benchmark prior to July 1, 2002.


               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   21

                                             Institutional
Bond Fund



PORTFOLIO PROFILE

o Invests at least 80% of net assets in a broad range of investment-grade debt securities, including U.S. Treasury and agency securities, corporate bonds, and mortgage- or other asset-backed securities.

o Overweights or underweights individual securities or sectors when we find undervalued or overlooked securities that offer potential returns superior to those of its benchmark index, the Lehman Brothers Aggregate Bond Index.

o   Aims to maintain a duration similar to that of its index.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the six-month period, the Bond Fund returned 3.27%, surpassing the 2.99% return of its benchmark, the Lehman Brothers Aggregate Bond Index. However, the fund's return slightly trailed the 3.34% average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category.

   In the continuing low-interest-rate environment, investors aimed for incremental additions to yield by seeking asset classes that offered higher yields than could be obtained from U.S. Treasury and agency securities. The fund's performance, relative to that of the benchmark, benefited primarily from its large holdings in U.S. Treasury inflation-protected securities, which are not included in the Lehman index.

   Corporate securities, which are included in the benchmark index, also performed well during the period; several overweight positions in this sector helped relative performance. These included telecommunications companies AT&T Wireless and Comcast, media giant News Corporation, utility companies TXU Energy and FirstEnergy, and credit company Household Finance. The fund did not own any airlines securities, which performed very poorly during the period, further boosting relative performance. The fund also benefited by avoiding other poorly performing securities, such as retailer Ahold, Philip Morris, Tyson Foods, and aircraft engine and railcar manufacturer Bombardier. While several overweight positions, including Kraft Foods and RJR Reynolds, hurt performance slightly, positive contributions to performance more than offset these negative factors.

   Another asset class that performed well during the period was structured investments, including mortgage-backed, commercial mortgage-backed, and asset-backed securities. These securities generally posted higher returns than similar-duration U.S. Treasury securities, despite investor concerns about prepayment risk as borrowers refinanced loans at record levels. Our modest overweight in mortgage-backed securities aided fund performance.

   As of March 31, 2003, the fund had net assets valued at $1.3 billion.


INVESTMENT OBJECTIVE

The fund seeks as  favorable  a  long-term  total  return  through  income as is
consistent   with  preserving   capital,   primarily  from   investment-   grade
fixed-income securities.

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 7/1/99)

                                                                  Morningstar
                                           Lehman Brothers     Intermediate-Term
                  Bond Institutional       Aggregate Bond             Bond
                  ------------------       ---------------     -----------------
6/30/99                 10000                  10000                 10000
9/30/99                 10067                  10068                 10042
12/31/99                10059                  10056                 10033
3/31/2000               10278                  10278                 10219
6/30/2000               10451                  10456                 10333
9/30/2000               10779                  10772                 10617
12/31/2000              11236                  11225                 11000
3/31/2001               11546                  11565                 11331
6/30/2001               11620                  11631                 11373
9/30/2001               12204                  12167                 11817
12/31/2001              12158                  12172                 11811
3/31/2002               12164                  12184                 11782
6/30/2002               12615                  12634                 12088
9/30/2002               13244                  13213                 12521
12/31/2002              13452                  13421                 12740
3/31/2003               13674                  13608                 12937


RISK CHARACTERISTICS: INSTITUTIONAL BOND FUND VS. BENCHMARK

                              AVERAGE MATURITY    OPTION-ADJUSTED DURATION
   MEASURE                 (IN YEARS) 3/31/2003     (IN YEARS) 3/31/2003
   -------                 --------------------   ------------------------

   INSTITUTIONAL BOND FUND*         6.20                    3.84
   Lehman Brothers
      Aggregate Bond Index          6.81                    3.85

   * As calculated using an analytical model developed by CMS BondEdge, a widely recognized risk analytic software package


TOP FIVE MARKET SECTORS

   SECTOR                                            3/31/2003
   ------                                            ---------

   Mortgage-backed securities*                         36.2%
   Corporate bonds                                     22.8%
   U.S. Treasury securities                            20.1%
   U.S. agency securities                               9.9%
   Asset-backed securities                              2.3%

   * Includes both government-backed and private-label securities


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                                                                                             ANNUAL
                                                                                                             EXPENSE
                                            AVERAGE ANNUAL COMPOUND                                          CHARGE
                                            RATES OF TOTAL RETURN(1)   CUMULATIVE RATES OF TOTAL RETURN(1)   THROUGH   INCEPTION
                                            1 YEAR   SINCE INCEPTION    6 MONTHS  1 YEAR  SINCE INCEPTION    3/31/03      DATE
                                            -------  ---------------    --------  ------- ---------------    -------   ---------

BOND FUND
  INSTITUTIONAL CLASS                       12.44%       8.70%             3.27%   12.44%     36.76%           0.14%     7/1/99
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index        11.69        8.55              2.99    11.69      36.08             --        --
Morningstar Intermediate-Term Bond category  9.88        7.29              3.34     9.88      30.30             --        --
--------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 478-2966. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.


22   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                             Institutional
Inflation-Linked Bond Fund                   Retail



PORTFOLIO PROFILE

o   Invests   at   least   80%   of   its   net   assets   in   inflation-linked
    bonds--fixed-income securities whose returns are designed to track a specified inflation index over the life of the security.

o Typically invests in U.S. Treasury Inflation-Indexed Securities. The fund can also invest in:

     -- other   inflation-indexed   bonds  issued  or  guaranteed  by  the  U.S.
        government or its agencies, by corporations and other U.S.-domiciled issuers, as well as by foreign governments;

     -- money market instruments or other short-term securities.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the six-month period, the Inflation-Linked Bond Fund returned 3.24% for the Institutional Share Class and 3.11% for the Retail Share Class. These results were slightly lower than the 3.38% return of the fund's benchmark, the Salomon Smith Barney Inflation-Linked Securities Index.

   The fund's two share classes underperformed their benchmark index primarily because of expense charges and pricing differences. The index does not factor in any charges for expenses.

   Returns for inflation-linked securities during the six-month period ended March 31 were somewhat below their levels during the previous six months. This resulted from a combination of factors, including strong demand for higher-yielding bonds and future expectations of lower inflation. In general, U.S. Treasury inflation-linked securities tend to perform well during times when investors expect inflation to increase. As measured by the Consumer Price Index for All Urban Consumers (CPI-U), annualized inflation, which was 2.4% for the twelve months ended December 31, 2002, rose to 3.0% for the twelve months ended March 31, 2003. However, many investors expected inflation to decline, given the slow rate of growth of the U.S. economy.

   In keeping with our long-term strategy, the fund sought to replicate the characteristics of its benchmark index during the quarter. To that end, we maintained a duration and a weighting similar to those of the index. At the end of the period, durations continued to be equal to or within one-tenth of a year of the index.

   As of March 31, 2003, the fund had net assets valued at $174.8 million.


INVESTMENT OBJECTIVE

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.


VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

           [Tables below represent line charts in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

                      Inflation-Linked Bond              Salomon Smith Barney
                          Institutional              Inflation-Linked Securities
                      ---------------------          ---------------------------
9/30/2002                     10000                             10000
10/31/2002                     9733                              9735
11/30/2002                     9723                              9732
12/31/2002                    10062                             10066
1/31/2003                     10121                             10127
2/28/2003                     10499                             10481
3/31/2003                     10323                             10338


RETAIL CLASS (INCEPTION 10/1/02)

                      Inflation-Linked Bond              Salomon Smith Barney
                             Retail                  Inflation-Linked Securities
                      ---------------------          ---------------------------
9/30/2002                     10000                             10000
10/31/2002                     9733                              9735
11/30/2002                     9723                              9732
12/31/2002                    10062                             10066
1/31/2003                     10122                             10127
2/28/2003                     10491                             10481
3/31/2003                     10312                             10338


PORTFOLIO COMPOSITION BY MATURITY AS OF 3/31/2003

           [Table below represents a pie chart in the printed report.]

                       4-10 Year Bonds               68.4%
                       Over 25 Year Bonds            31.6%


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                              TOTAL RETURN(1)        ANNUAL EXPENSE CHARGE
                                         6 MONTHS/SINCE INCEPTION        THROUGH 3/31/03       INCEPTION DATE
                                         ------------------------    ---------------------     --------------

  INFLATION-LINKED BOND FUND
    INSTITUTIONAL CLASS                           3.24%                      0.14%                10/1/02
    RETAIL CLASS                                  3.11                       0.30                 10/1/02
-------------------------------------------------------------------------------------------------------------
  Salomon Smith Barney
      Inflation-Linked Securities Index           3.38                        --                    --
-------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.


               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   23

                                             Institutional
Money Market Fund



PORTFOLIO PROFILE

o Invests in high-quality, short-term money market instruments classified at the time of purchase as "first-tier securities," which are ranked in the highest category by at least two nationally recognized statistical rating organizations.

o   Maintains an average weighted maturity of 90 days or less.

o Ensures that the longest maturity of the securities or other instruments in which the fund invests will be 397 days.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

The Money Market Fund posted a 0.72% return for the period, surpassing the 0.46% return of its benchmark, the iMoneyNet Money Fund Report Averages(TM)--All Taxable.

   Following the Federal Reserve's 0.50% reduction on November 6, 2002, the federal funds rate remained at 1.25% through the end of the period. Although the rate is at a historically low level, a few economists have been calling for further easing.

   During the period, we made several asset allocation adjustments. Because commercial paper continued to provide better relative value than other money market asset classes, we increased our holdings in commercial paper from 68% to 84%. At the same time, we decreased our investments in U.S. government agency securities from 30% to 6.9% and increased our holdings in bank liabilities from 2% to 8.5%. Our investments in floating rate securities now represent less than 1% of the fund's assets.

   As we adjusted the fund's portfolio to take advantage of these and other opportunities, the weighted average maturity for the Money Market Fund varied from a low of 47 days to a high of 58 days during the period, as compared with a range of 51 days to 57 days for the iMoneyNet All Taxable Average. Our goal is to maintain a weighted average maturity similar to that of the benchmark.

   As of March 31, 2003, the fund had net assets valued at $175.8 million.


INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.



VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

          [Table below represents a line chart in the printed report.]

INSTITUTIONAL CLASS (INCEPTION 7/1/99)

                      Money Market Institutional               iMoneyNet Money
                      --------------------------               ---------------
6/30/99                         10000                               10000
9/30/99                         10128                               10116
12/31/99                        10270                               10241
3/31/2000                       10420                               10374
6/30/2000                       10581                               10521
9/30/2000                       10755                               10681
12/31/2000                      10932                               10843
3/31/2001                       11084                               10983
6/30/2001                       11210                               11095
9/30/2001                       11310                               11184
12/31/2001                      11379                               11240
3/31/2002                       11425                               11280
6/30/2002                       11475                               11317
9/30/2002                       11521                               11354
12/31/2002                      11567                               11384
3/31/2003                       11603                               11406


ASSET ALLOCATION AS OF 3/31/2003

           [Table below represents a pie chart in the printed report.]

                  Commercial Paper                        84%
                  Certificates of Deposit                 8.5%
                  U.S. Government Agency Securities       6.9%
                  Floating-Rate Notes                     0.6%


PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                                                                                  ANNUAL      AVERAGE
                                                                                                  EXPENSE     MATURITY
                               AVERAGE ANNUAL COMPOUND           CUMULATIVE RATES OF              CHARGE       (DAYS)
                               RATES OF TOTAL RETURN(1)             TOTAL RETURN(1)               THROUGH      AS OF
                             1 YEAR   SINCE INCEPTION(2)  6 MONTHS   1 YEAR  SINCE INCEPTION(2)   3/31/03    3/25/03(3)
                             ------   ------------------  --------   ------  ------------------   -------    ----------
MONEY MARKET FUND
  INSTITUTIONAL CLASS         1.59%        4.05%            0.72%    1.59%        16.07%            0.09%        51
-----------------------------------------------------------------------------------------------------------------------
  iMoneyNet Money Fund
     Report Averages(TM)--
     All Taxable              1.11         3.58             0.46     1.11         14.06              --          55
-----------------------------------------------------------------------------------------------------------------------


                            NET ANNUALIZED YIELD
        NET ASSETS    FOR THE 7 DAYS ENDING 3/25/03(3)
      (IN MILLIONS)   CURRENT YIELD    EFFECTIVE YIELD
      -------------   -------------    ---------------

         $175.79         1.22%             1.22%
------------------------------------------------------


            --           0.73              0.73
------------------------------------------------------


(1) Past performance should not be taken as a guarantee of future rates of return from the Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Money Market Fund's current earnings than does the total return.

(2) Inception date: 7/1/99.

(3) Date used to conform with data from iMoneyNet, which typically reports maturities and yields on the last Tuesday of each month.

LIKE THE OTHER INSTITUTIONAL FUNDS, THE MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.


24   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
         (Unaudited) - INSTITUTIONAL GROWTH EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
Preferred Stock:
Engineering and Management Services .....................  $       124     0.00%
                                                           -----------   ------
TOTAL PREFERRED STOCK (Cost $96) ........................          124     0.00
                                                           -----------   ------
COMMON STOCK:
Apparel and Accessory Stores ............................      418,650     0.48
Apparel and Other Textile Products ......................       15,628     0.02
Auto Repair, Services and Parking .......................           20     0.00
Automotive Dealers and Service Stations .................       57,810     0.07
Building Materials and Garden Supplies ..................    2,193,791     2.53
Business Services .......................................   10,782,379    12.45
Chemicals and Allied Products ...........................   17,502,159    20.21
Coal Mining .............................................        7,339     0.01
Communications ..........................................    2,237,053     2.59
Depository Institutions .................................    2,278,910     2.63
Eating and Drinking Places ..............................      342,027     0.39
Educational Services ....................................      224,970     0.26
Electric, Gas, and Sanitary Services ....................       22,591     0.03
Electronic and Other Electric Equipment .................    9,457,903    10.92
Engineering and Management Services .....................      448,569     0.52
Fabricated Metal Products ...............................      361,916     0.42
Food and Kindred Products ...............................    4,486,311     5.18
Food Stores .............................................      263,774     0.30
Furniture and Fixtures ..................................       88,167     0.10
Furniture and Homefurnishings Stores ....................      338,309     0.39
General Building Contractors ............................        8,064     0.01
General Merchandise Stores ..............................    4,019,356     4.64
Health Services .........................................      513,311     0.59
Holding and Other Investment Offices ....................       42,038     0.05
Hotels and Other Lodging Places .........................      684,643     0.79
Industrial Machinery and Equipment ......................    8,722,414    10.07
Instruments and Related Products ........................    3,184,262     3.68
Insurance Agents, Brokers and Service ...................      519,345     0.60
Insurance Carriers ......................................    3,049,821     3.52
Leather and Leather Products ............................       85,781     0.10
Metal Mining ............................................       61,374     0.07
Miscellaneous Manufacturing Industries ..................        4,087     0.00
Miscellaneous Retail ....................................    1,197,266     1.38
Motion Pictures .........................................       12,718     0.02
Nondepository Institutions ..............................    3,933,379     4.54
Nonmetallic Minerals, Except Fuels ......................        3,325     0.00
Oil and Gas Extraction ..................................      874,966     1.01
Paper and Allied Products ...............................      239,665     0.28
Personal Services .......................................      236,071     0.27
Petroleum and Coal Products .............................       53,048     0.06
Printing and Publishing .................................      395,991     0.46
Real Estate .............................................       35,560     0.04
Rubber and Miscellaneous Plastics Products ..............      123,360     0.14
Security and Commodity Brokers ..........................      505,774     0.58
Textile Mill Products ...................................       52,446     0.06
Tobacco Products ........................................      354,906     0.41
Transportation By Air ...................................      119,747     0.14
Transportation Equipment ................................      690,450     0.80
Transportation Services .................................      162,525     0.19
Trucking and Warehousing ................................      462,683     0.53
Wholesale Trade-Durable Goods ...........................    3,569,586     4.12
Wholesale Trade-Nondurable Goods ........................    1,172,447     1.35
                                                           -----------   ------
TOTAL COMMON STOCK (COST $112,874,072) ..................   86,618,685   100.00
                                                           -----------   ------

TOTAL PORTFOLIO (COST $112,874,168) .....................   86,618,809   100.00
OTHER ASSETS & LIABILITIES, NET .........................       (1,362)    0.00
                                                           -----------   ------
NET ASSETS ..............................................  $86,617,447   100.00%
                                                           ===========   ======


    SHARES                                                            VALUE
    ------                                                            -----

PREFERRED STOCK--0.00%
 ENGINEERING AND MANAGEMENT SERVICES--0.00%
           5      * Corrections Corp of America ..................  $       124
                                                                    -----------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES               124
                                                                    -----------
                    TOTAL PREFERRED STOCK
                      (COST $96)                                            124
                                                                    -----------
COMMON STOCK--100.00%
 APPAREL AND ACCESSORY STORES--0.48%
       1,714      * Abercrombie & Fitch Co (Class A) .............       51,471
       1,023      * American Eagle Outfitters, Inc ...............       14,853
       1,559      * Chico's FAS, Inc .............................       31,180
       1,135        Foot Locker, Inc .............................       12,145
       3,400        Limited Brands, Inc ..........................       43,758
       1,685        Ross Stores, Inc .............................       60,913
      10,893        TJX Cos, Inc .................................      191,717
         490        Talbots, Inc .................................       12,613
                                                                    -----------
                    TOTAL APPAREL AND ACCESSORY STORES                  418,650
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.02%
         264      * Columbia Sportswear Co .......................        9,813
         212      * Jones Apparel Group, Inc .....................        5,815
                                                                    -----------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS             15,628
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.00%
         675     b* ANC Rental Corp ..............................           20
                                                                    -----------
                    TOTAL AUTO REPAIR, SERVICES AND PARKING                  20
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.07%
       1,461      * Carmax, Inc ..................................       21,287
       1,447      * Copart, Inc ..................................       11,113
         744      * O'Reilly Automotive, Inc .....................       20,162
         357      * Sonic Automotive, Inc ........................        5,248
                                                                    -----------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS        57,810
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.53%
       1,249        Fastenal Co ..................................       35,209
      38,810        Home Depot, Inc ..............................      945,412
      29,720        Lowe's Cos ...................................    1,213,170
                                                                    -----------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      2,193,791
                                                                    -----------
 BUSINESS SERVICES--12.45%
         297      * AMN Healthcare Services, Inc .................        3,261
      41,643      * AOL Time Warner, Inc .........................      452,243
       1,168      * Activision, Inc ..............................       16,878
       1,193      * Acxiom Corp ..................................       20,078
         653      * Advent Software, Inc .........................        7,946
         937      * Affiliated Computer Services, Inc (Class A) ..       41,472
         690      * Alliance Data Systems Corp ...................       11,730
         671        Autodesk, Inc ................................       10,239
      35,327        Automatic Data Processing, Inc ...............    1,087,718
       2,755      * BMC Software, Inc ............................       41,573
       2,244      * Bisys Group, Inc .............................       36,622
       4,772      * Brocade Communications Systems, Inc ..........       23,287
       1,122      * CSG Systems International, Inc ...............        9,728
       5,348      * Cadence Design Systems, Inc ..................       53,480
         788      * Catalina Marketing Corp ......................       15,153
       2,371      * Ceridian Corp ................................       33,147
         595      * Cerner Corp ..................................       19,266
       1,332      * Certegy, Inc .................................       33,566
         663      * Checkfree Corp ...............................       14,904
       1,710      * ChoicePoint, Inc .............................       57,969
       3,246      * Citrix Systems, Inc ..........................       42,717
         327      * Computer Sciences Corp .......................       10,644
       3,088      * Compuware Corp ...............................       10,468
       3,483      * Convergys Corp ...............................       45,976
       2,450      * DST Systems, Inc .............................       66,640
       1,369      Deluxe Corp ....................................       54,938


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  25

Statement of Investments
        (Unaudited) - INSTITUTIONAL GROWTH EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 BUSINESS SERVICES--(CONTINUED)
       1,268      * Dun & Bradstreet Corp ........................  $    48,501
         742      * Electronic Arts, Inc .........................       43,511
       2,751        Equifax, Inc .................................       54,992
         190      * Expedia, Inc Wts 02/04/09 ....................        6,310
       1,066        Fair Isaac Corp ..............................       54,174
       1,053        First Data Corp ..............................       38,972
       3,875      * Fiserv, Inc ..................................      121,985
         798      * GTECH Holdings Corp ..........................       26,063
       1,100      * Genesisintermedia, Inc .......................           11
         530      * Getty Images, Inc ............................       14,554
       1,470        Henry (Jack) & Associates, Inc ...............       15,567
         200      * Hotels.Com (Class A) .........................       11,535
       5,150        IMS Health, Inc ..............................       80,392
       3,855      * Intuit, Inc ..................................      143,406
         860      * Iron Mountain, Inc ...........................       32,895
       2,040      * J.D. Edwards & Co ............................       22,481
       1,070      * Lamar Advertising Co .........................       31,405
         993      * Macromedia, Inc ..............................       11,995
       1,072        Manpower, Inc ................................       32,031
       1,640      * Mercury Interactive Corp .....................       48,675
     196,773        Microsoft Corp ...............................    4,763,874
         629      * National Instruments Corp ....................       22,185
       3,199      * Network Associates, Inc ......................       44,178
         357        Omnicom Group, Inc ...........................       19,339
     123,509      * Oracle Corp ..................................    1,339,949
       1,413      * Perot Systems Corp (Class A) .................       14,497
         378      * Pixar, Inc ...................................       20,442
       1,600      * RealNetworks, Inc ............................        6,608
         705      * Rent-A-Center, Inc ...........................       38,571
       1,412        Reynolds & Reynolds Co (Class A) .............       35,724
       3,173      * Robert Half International, Inc ...............       42,233
      10,656        SAP AG .......................................      202,038
          73      * Skillsoft plc (ADR) ..........................          195
       1,500      * StarMedia Network, Inc .......................            2
     194,515      * Sun Microsystems, Inc ........................      634,119
       4,140      * Sungard Data Systems, Inc ....................       88,182
         914      * Sybase, Inc ..................................       11,836
       1,602      * Synopsys, Inc ................................       68,181
       1,140      * TMP Worldwide, Inc ...........................       12,232
       1,392      * Titan Corp ...................................       10,370
         805        Total System Services, Inc ...................       12,606
       1,165      * Unisys Corp ..................................       10,788
         234      * United Rentals, Inc ..........................        2,251
       2,259      * VeriSign, Inc ................................       19,744
       1,552        Viad Corp ....................................       33,275
       2,970      * WebMD Corp ...................................       26,789
       1,628      * Westwood One, Inc ............................       50,859
       7,919      * Yahoo!, Inc ..................................      190,214
                                                                    -----------
                    TOTAL BUSINESS SERVICES                          10,782,379
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--20.21%
      50,954        Abbott Laboratories ..........................    1,916,380
       8,414      * Alcon, Inc ...................................      345,142
           1        Allergan, Inc ................................           68
      43,285      * Amgen, Inc ...................................    2,491,052
       1,348      * Andrx Corp ...................................       15,920
       1,503        Avery Dennison Corp ..........................       88,181
      11,209        Avon Products, Inc ...........................      639,473
       2,683      * Barr Laboratories, Inc .......................      152,931
      14,352        Bristol-Myers Squibb Co ......................      303,258
         176        Cabot Corp ...................................        4,199
         946      * Charles River Laboratories International, Inc        24,142
       1,859      * Chiron Corp ..................................       69,713
         458        Church & Dwight Co, Inc ......................       13,905
       1,765        Clorox Co ....................................       81,490
       9,667        Colgate-Palmolive Co .........................      526,271
         465        Diagnostic Products Corp .....................       17,368
       1,050        Dial Corp ....................................       20,370
       2,648        Ecolab, Inc ..................................      130,626
           1      * Elan Corp plc (Spon ADR) .....................            3
       1,626        Estee Lauder Cos (Class A) ...................       49,365
       6,535      * Forest Laboratories, Inc .....................      352,694
       1,350      * Genentech, Inc ...............................       47,264
      12,423        Gillette Co ..................................      384,368
       1,283      * Human Genome Sciences, Inc ...................       10,970
         474        ICN Pharmaceuticals, Inc .....................        4,223
       3,128      * IVAX Corp ....................................       38,318
         694        International Flavors & Fragrances, Inc ......       21,576
         495      * Invitrogen Corp ..............................       15,162
          94      * King Pharmaceuticals, Inc ....................        1,121
       3,975        Lilly (Eli) & Co .............................      227,171
         151      * Medicis Pharmaceutical Corp (Class A) ........        8,394
      12,292        Merck & Co, Inc ..............................      673,356
       6,856        Mylan Laboratories, Inc ......................      197,110
     125,317        Pfizer, Inc ..................................    3,904,878
      47,172        Pharmacia Corp ...............................    2,042,548
       4,889        Procter & Gamble Co ..........................      435,365
         447      * Ribapharm, Inc ...............................        2,315
       1,471      * SICOR, Inc ...................................       24,566
      10,189        Schering-Plough Corp .........................      181,670
         200      * Scotts Co (Class A) ..........................       10,360
         300        Sigma-Aldrich Corp ...........................       13,347
         335        Valspar Corp .................................       13,712
         798      * Watson Pharmaceuticals, Inc ..................       22,958
      52,323        Wyeth ........................................    1,978,856
                                                                    -----------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS              17,502,159
                                                                    -----------
 COAL MINING--0.01%
         444        Consol Energy, Inc ...........................        7,339
                                                                    -----------
                    TOTAL COAL MINING                                     7,339
                                                                    -----------
 COMMUNICATIONS--2.59%
       5,575     b* Arch Wireless, Inc ...........................            1
       1,000      * Avaya, Inc ...................................        2,040
      22,004      * Clear Channel Communications, Inc ............      746,376
       2,681      * Comcast Corp .................................       76,650
         400      * Cox Radio, Inc (Class A) .....................        8,264
         309      * Cumulus Media, Inc (Class A) .................        4,499
         671      * Entercom Communications Corp .................       29,464
         298     b* Focal Communications Corp WTS 12/14/07 .......            0
       1,276      * Fox Entertainment Group, Inc (Class A) .......       34,031
         735        Global Payments, Inc .........................       22,432
         828      * Hispanic Broadcasting Corp ...................       17,106
       2,400     b* IMPSAT Fiber Networks, Inc ...................           24
       6,776      * Level 3 Communications, Inc ..................       34,964
         215      * Lin TV Corp (Class A) ........................        4,410
         304      * PanAmSat Corp ................................        4,292
         828      * Radio One, Inc (Class D) .....................       10,963
      65,222      * Sprint Corp (PCS Group) ......................      284,368
         300     b* U.S. Wireless Corp ...........................            0
       3,647      * U.S.A. Interactive, Inc ......................       97,703
         100      * UnitedGlobalcom, Inc (Class A) ...............          305
      23,340      * Viacom, Inc (Class B) ........................      852,377
         383      * West Corp ....................................        6,775
          63     b* WorldCom, Inc (MCI Group) ....................            9
                                                                    -----------
                    TOTAL COMMUNICATIONS                              2,237,053
                                                                    -----------
DEPOSITORY INSTITUTIONS--2.63%
           1        Bancfirst Corp ...............................           44
       5,116        Bank Of New York Co, Inc .....................      104,878
      13,288        Citigroup, Inc ...............................      457,772
       1,237        Commerce Bancorp, Inc ........................       49,158


                       SEE NOTES TO FINANCIAL STATEMENTS

26  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL GROWTH EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 DEPOSITORY INSTITUTIONS--(CONTINUED)
      10,144      * Concord EFS, Inc .............................  $    95,354
      10,268        Fifth Third Bancorp ..........................      514,838
         278        Hudson United Bancorp ........................        8,562
       2,033        Mellon Financial Corp ........................       43,222
         762        New York Community Bancorp, Inc ..............       22,708
         879        North Fork Bancorp, Inc ......................       25,887
       1,925        Northern Trust Corp ..........................       58,616
         455        Provident Financial Group, Inc ...............        9,660
          85      * Silicon Valley Bancshares ....................        1,546
          44        Sky Financial Group, Inc .....................          865
       4,434        State Street Corp ............................      140,247
       6,092        Synovus Financial Corp .......................      108,986
         975        TCF Financial Corp ...........................       39,039
      13,133        Wells Fargo & Co .............................      590,854
         169        Westamerica Bancorp ..........................        6,674
                                                                    -----------
                    TOTAL DEPOSITORY INSTITUTIONS                     2,278,910
                                                                    -----------
 EATING AND DRINKING PLACES--0.39%
       1,189        Applebee's International, Inc ................       33,340
         641      * Aramark Corp (Class B) .......................       14,679
       1,818      * Brinker International, Inc ...................       55,449
         171        CBRL Group, Inc ..............................        4,694
         551      * CEC Entertainment, Inc .......................       14,993
       3,490        Darden Restaurants, Inc ......................       62,297
         881      * Krispy Kreme Doughnuts, Inc ..................       29,831
         661        Outback Steakhouse, Inc ......................       23,386
       1,388        Ruby Tuesday, Inc ............................       28,315
       1,074      * The Cheesecake Factory, Inc ..................       34,658
       1,468        Wendy's International, Inc ...................       40,385
                                                                    -----------
                    TOTAL EATING AND DRINKING PLACES                    342,027
                                                                    -----------
 EDUCATIONAL SERVICES--0.26%
       2,427      * Apollo Group, Inc (Class A) ..................      121,107
         318      * Apollo Group, Inc (University Of
                    Phoenix Online) ..............................       13,563
         957      * Career Education Corp ........................       46,816
       1,215      * DeVry, Inc ...................................       22,684
         523      * Education Management Corp ....................       20,800
                                                                    -----------
                    TOTAL EDUCATIONAL SERVICES                          224,970
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.03%
       3,433      * AES Corp .....................................       12,427
       2,264      * Calpine Corp .................................        7,471
           1        Energy East Corp .............................           18
       1,300      * Mirant Corp ..................................        2,080
       1,700     b* NewPower Holdings, Inc .......................          595
                                                                    -----------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES           22,591
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--10.92%
         500     b* ACT Manufacturing, Inc .......................            3
       6,588      * ADC Telecommunications, Inc ..................       13,571
         916      * Advanced Fibre Communications, Inc ...........       13,868
       2,170      * Advanced Micro Devices, Inc ..................       13,411
      18,478      * Agere Systems, Inc (Class B) .................       27,717
      18,343      * Altera Corp ..................................      248,364
         484      * American Power Conversion Corp ...............        6,892
       1,195      * Amkor Technology, Inc ........................        6,178
         410      * Amphenol Corp (Class A) ......................       16,708
      15,585      * Analog Devices, Inc ..........................      428,588
       3,088      * Applied Micro Circuits Corp ..................       10,067
       5,802      * Atmel Corp ...................................        9,283
       1,890      * Comverse Technology, Inc .....................       21,376
       2,753      * Conexant Systems, Inc ........................        4,102
       1,915      * Cypress Semiconductor Corp ...................       13,214
         250      * Energizer Holdings, Inc ......................        6,373
       2,207      * Fairchild Semiconductor
                    International, Inc (Class A) .................       23,085
       2,295      * Gemstar-TV Guide International, Inc ..........        8,420
     184,636        General Electric Co ..........................    4,708,218
         550        Harman International Industries, Inc .........       32,214
         691        Harris Corp ..................................       19,189
       1,009      * Integrated Circuit Systems, Inc ..............       21,895
       1,142      * Integrated Device Technology, Inc ............        9,067
     129,589        Intel Corp ...................................    2,109,709
       1,176      * International Rectifier Corp .................       23,132
       1,637      * Intersil Corp (Class A) ......................       25,472
      11,996      * JDS Uniphase Corp ............................       34,189
       2,917      * Jabil Circuit, Inc ...........................       51,048
      11,972        Maxim Integrated Products, Inc ...............      432,429
       1,652        Maytag Corp ..................................       31,438
       1,352      * Micrel, Inc ..................................       12,465
       4,050        Microchip Technology, Inc ....................       80,595
       2,277        Molex, Inc ...................................       48,910
       3,115      * National Semiconductor Corp ..................       53,080
          49      * Nortel Networks Corp (U.S.) ..................          102
       2,642      * Nvidia Corp ..................................       33,950
       3,443      * PMC-Sierra, Inc ..............................       20,486
       1,612      * Polycom, Inc .................................       13,025
       1,700      * QLogic Corp ..................................       63,138
       5,995        Qualcomm, Inc ................................      216,180
       2,960      * RF Micro Devices, Inc ........................       17,846
         381        Rockwell Collins, Inc ........................        6,999
         845      * Sanmina-SCI Corp .............................        3,414
       1,304      * Semtech Corp .................................       19,756
       3,739      * Tellabs, Inc .................................       21,649
       1,332      * Utstarcom, Inc ...............................       26,627
         764      * Vishay Intertechnology, Inc ..................        7,778
      18,910      * Xilinx, Inc ..................................      442,683
                                                                    -----------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     9,457,903
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.52%
       1,072      * Affymetrix, Inc ..............................       27,872
       3,446      * BearingPoint, Inc ............................       21,951
       1,612      * Celgene Corp .................................       42,041
         500      * Elan Corp plc (Contingent Value Rts) .........            0
         270        Fluor Corp ...................................        9,094
          69      * Gartner, Inc (Class B) .......................          520
       4,384        Halliburton Co ...............................       90,880
         727      * Jacobs Engineering Group, Inc ................       30,541
           1        Monsanto Co ..................................           16
       6,678        Paychex, Inc .................................      183,445
       1,000      * Pharmaceutical Product Development, Inc ......       26,851
       1,263      * Quintiles Transnational Corp .................       15,358
                                                                    -----------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES           448,569
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.42%
         689      * Alliant Techsystems, Inc .....................       37,213
         259        Ball Corp ....................................       14,426
       2,251        Danaher Corp .................................      148,026
       2,154        Illinois Tool Works, Inc .....................      125,255
         487        Masco Corp ...................................        9,068
         547      * Shaw Group, Inc ..............................        5,497
         935        Stanley Works ................................       22,431
                                                                    -----------
                    TOTAL FABRICATED METAL PRODUCTS                     361,916
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--5.18%
       7,251        Anheuser-Busch Cos, Inc ......................      337,969
      29,764        Coca-Cola Co .................................    1,204,847
         300        Coca-Cola Enterprises, Inc ...................        5,607
         640      * Constellation Brands, Inc (Class A) ..........       14,528
         401        Dreyer's Grand Ice Cream, Inc ................       27,797
       5,317        General Mills, Inc ...........................      242,189
         970        Hershey Foods Corp ...........................       60,780
       1,555        Kraft Foods, Inc (Class A) ...................       43,851
       1,563        McCormick & Co, Inc (Non-Vote) ...............       37,731
       3,492        Pepsi Bottling Group, Inc ....................       62,612


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  27

Statement of Investments
        (Unaudited) - INSTITUTIONAL GROWTH EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 FOOD AND KINDRED PRODUCTS--(CONTINUED)
      54,495        PepsiCo, Inc .................................  $ 2,179,800
       6,702        Sara Lee Corp ................................      125,327
         564        Tootsie Roll Industries, Inc .................       16,091
       2,251        Wrigley (Wm.) Jr Co ..........................      127,182
                                                                    -----------
                    TOTAL FOOD AND KINDRED PRODUCTS                   4,486,311
                                                                    -----------
 FOOD STORES--0.30%
       7,827      * Starbucks Corp ...............................      201,624
       1,117      * Whole Foods Market, Inc ......................       62,150
                                                                    -----------
                    TOTAL FOOD STORES                                   263,774
                                                                    -----------
 FURNITURE AND FIXTURES--0.10%
         364        Ethan Allen Interiors, Inc ...................       10,713
         700      * Furniture Brands International, Inc ..........       13,692
         134        HON Industries, Inc ..........................        3,819
       1,642        Herman Miller, Inc ...........................       26,436
          83        La-Z-Boy, Inc ................................        1,434
       1,311        Leggett & Platt, Inc .........................       23,965
         286        Newell Rubbermaid, Inc .......................        8,108
                                                                    -----------
                    TOTAL FURNITURE AND FIXTURES                         88,167
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.39%
       5,921      * Bed Bath & Beyond, Inc .......................      204,511
         547        Circuit City Stores, Inc (Circuit City Group) ..      2,844
         260      * Gamestop Corp ................................        3,120
         660        Pier 1 Imports, Inc ..........................       10,468
       3,503        RadioShack Corp ..............................       78,082
       1,802      * Williams-Sonoma, Inc .........................       39,284
                                                                    -----------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES          338,309
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.01%
         420        D.R. Horton, Inc .............................        8,064
                                                                    -----------
                    TOTAL GENERAL BUILDING CONTRACTORS                    8,064
                                                                    -----------
 GENERAL MERCHANDISE STORES--4.64%
         879      * 99 Cents Only Stores .........................       22,415
       1,517      * BJ's Wholesale Club, Inc .....................       17,142
       1,360      * Big Lots, Inc ................................       15,300
       4,654      * Costco Wholesale Corp ........................      139,760
       5,623        Dollar General Corp ..........................       68,657
       2,320      * Dollar Tree Stores, Inc ......................       46,168
       3,304        Family Dollar Stores, Inc ....................      102,028
       5,832      * Kohl's Corp ..................................      329,975
      18,702        Target Corp ..................................      547,221
      52,483        Wal-Mart Stores, Inc .........................    2,730,690
                                                                    -----------
                    TOTAL GENERAL MERCHANDISE STORES                  4,019,356
                                                                    -----------
 HEALTH SERVICES--0.59%
         941      * Accredo Health, Inc ..........................       22,903
         763      * Community Health Systems, Inc ................       15,634
         383      * Coventry Health Care, Inc ....................       12,601
       1,238      * DaVita, Inc ..................................       25,664
       1,345      * Express Scripts, Inc .........................       74,890
       2,056      * First Health Group Corp ......................       52,305
         913        HCA, Inc .....................................       37,762
       4,941        Health Management Associates, Inc (Class A) ..       93,879
         500      * Healthsouth Corp .............................           43
         838      * LifePoint Hospitals, Inc .....................       21,042
       2,191      * Lincare Holdings, Inc ........................       67,242
         882      * Manor Care, Inc ..............................       16,961
         915      * Orthodontic Centers Of America, Inc ..........        4,767
         797      * Renal Care Group, Inc ........................       24,850
       1,049      * Universal Health Services, Inc (Class B) .....       42,768
                                                                    -----------
                    TOTAL HEALTH SERVICES                               513,311
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.05%
       1,600        Allied Capital Corp ..........................       31,968
          82        Greater Bay Bancorp ..........................        1,173
         100      * Morgan Group Holding Co ......................            6
       1,700      * Pinnacle Holdings, Inc (Old) .................           12
         257        Rouse Co .....................................        8,879
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES           42,038
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.79%
         350      * Extended Stay America, Inc ...................        3,535
      28,630        Starwood Hotels & Resorts Worldwide, Inc .....      681,108
                                                                    -----------
                    TOTAL HOTELS AND OTHER LODGING PLACES               684,643
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--10.07%
       5,698        3M Co ........................................      740,911
         828      * AGCO Corp ....................................       13,331
       1,147      * Adaptec, Inc .................................        6,916
      60,011      * Applied Materials, Inc .......................      754,938
      10,356        Baker Hughes, Inc ............................      309,955
       1,625        Black & Decker Corp ..........................       56,648
       1,255      * CDW Computer Centers, Inc ....................       51,204
     186,511      * Cisco Systems, Inc ...........................    2,420,913
       1,000      * Constellation 3D, Inc ........................            1
         913      * Cooper Cameron Corp ..........................       45,203
         722      * Cymer, Inc ...................................       17,075
      39,849      * Dell Computer Corp ...........................    1,088,276
         559        Donaldson Co, Inc ............................       20,448
       1,382      * Emulex Corp ..................................       26,465
         165      * FMC Technologies, Inc ........................        3,168
       1,037      * Flowserve Corp ...............................       12,081
       1,025        Graco, Inc ...................................       28,803
       1,791      * Grant Prideco, Inc ...........................       21,599
         167        ITT Industries, Inc ..........................        8,919
      27,222        International Business Machines Corp .........    2,135,021
       5,501      * International Game Technology ................      450,532
       2,614      * Lam Research Corp ............................       29,771
       2,664      * Lexmark International, Inc ...................      178,355
       1,089      * National-Oilwell, Inc ........................       24,383
       4,317      * Network Appliance, Inc .......................       48,307
         142        Pall Corp ....................................        2,840
       3,001        Pitney Bowes, Inc ............................       95,792
       2,058      * Smith International, Inc .....................       72,503
         412      * Storage Technology Corp ......................        8,331
       2,342        Symbol Technologies, Inc .....................       20,165
         459      * Zebra Technologies Corp (Class A) ............       29,560
                                                                    -----------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT          8,722,414
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--3.68%
       2,640      * Agilent Technologies, Inc ....................       34,716
       4,054        Applera Corp (Applied Biosystems Group) ......       64,175
      12,459        Baxter International, Inc ....................      232,236
       1,242        Beckman Coulter, Inc .........................       42,265
         786        Becton Dickinson & Co ........................       27,070
       5,410        Biomet, Inc ..................................      165,817
         484      * Boston Scientific Corp .......................       19,728
       2,475      * Cytyc Corp ...................................       32,299
       1,486        Dentsply International, Inc ..................       51,698
         883      * Edwards Lifesciences Corp ....................       24,194
         634      * Fisher Scientific International, Inc .........       17,727
       7,322      * KLA-Tencor Corp ..............................      263,167
         462      * MKS Instruments, Inc .........................        5,775
      36,072        Medtronic, Inc ...............................    1,627,569
         756      * Mettler-Toledo International, Inc ............       22,521
       1,028      * Millipore Corp ...............................       33,616
       1,000        PerkinElmer, Inc .............................        8,890
       3,169      * St. Jude Medical, Inc ........................      154,489
       1,403      * Steris Corp ..................................       36,702
       1,720        Stryker Corp .................................      118,078
         329      * Tektronix, Inc ...............................        5,642
         199        Teleflex, Inc ................................        7,104
       2,955      * Teradyne, Inc ................................       34,396


                       SEE NOTES TO FINANCIAL STATEMENTS

28  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL GROWTH EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
       1,060      * Thermo Electron Corp .........................  $    19,186
       1,448      * Varian Medical Systems, Inc ..................       78,091
       2,699      * Waters Corp ..................................       57,111
                                                                    -----------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS            3,184,262
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.60%
       1,028        Brown & Brown, Inc ...........................       32,187
       1,734        Gallagher (Arthur J.) & Co ...................       42,570
      10,429        Marsh & McLennan Cos, Inc ....................      444,588
                                                                    -----------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE         519,345
                                                                    -----------
 INSURANCE CARRIERS--3.52%
       1,568      * AdvancePCS ...................................       44,437
       5,131        Aflac, Inc ...................................      164,449
         114        Ambac Financial Group, Inc ...................        5,759
      11,424        American International Group, Inc ............      564,917
      20,248      * Anthem, Inc ..................................    1,341,430
         192        HCC Insurance Holdings, Inc ..................        4,908
         432      * Health Net, Inc ..............................       11,565
       1,003      * Mid Atlantic Medical Services, Inc ...........       40,672
       1,774      * Oxford Health Plans, Inc .....................       53,859
       2,327        Progressive Corp .............................      138,014
           1        Travelers Property Casualty Corp (Class A) ...           14
           2        Travelers Property Casualty Corp (Class B) ...           28
       4,938        UnitedHealth Group, Inc ......................      452,666
       2,959      * Wellpoint Health Networks, Inc ...............      227,103
                                                                    -----------
                    TOTAL INSURANCE CARRIERS                          3,049,821
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.10%
       1,806      * Coach, Inc ...................................       69,224
         396      * Timberland Co (Class A) ......................       16,557
                                                                    -----------
                    TOTAL LEATHER AND LEATHER PRODUCTS                   85,781
                                                                    -----------
 METAL MINING--0.07%
       2,347        Newmont Mining Corp ..........................       61,374
                                                                    -----------
                    TOTAL METAL MINING                                   61,374
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.00%
         344        Callaway Golf Co .............................        4,087
                                                                    -----------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES          4,087
                                                                    -----------
 MISCELLANEOUS RETAIL--1.38%
         249      * Amazon.Com, Inc ..............................        6,481
         270      * Barnes & Noble, Inc ..........................        5,127
         182      * Borders Group, Inc ...........................        2,675
       2,685      * eBay, Inc ....................................      229,004
       1,411      * Michaels Stores, Inc .........................       35,289
         395      * MSC Industrial Direct Co (Class A) ...........        6,316
         978        Omnicare, Inc ................................       26,611
       2,766      * Petsmart, Inc ................................       34,852
       3,400      * Rite Aid Corp ................................        7,616
       9,451      * Staples, Inc .................................      173,237
       2,271        Tiffany & Co .................................       56,775
      20,609        Walgreen Co ..................................      607,553
         175      * Zale Corp ....................................        5,730
                                                                    -----------
                    TOTAL MISCELLANEOUS RETAIL                        1,197,266
                                                                    -----------
 MOTION PICTURES--0.02%
         271        Blockbuster, Inc (Class A) ...................        4,634
         457      * Metro-Goldwyn-Mayer, Inc .....................        4,799
         183        Regal Entertainment Group (Class A) ..........        3,285
                                                                    -----------
                    TOTAL MOTION PICTURES                                12,718
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--4.54%
       2,529      * AmeriCredit Corp .............................        8,346
      27,674        American Express Co ..........................      919,607
         924        Doral Financial Corp .........................       32,663
      34,674        Fannie Mae ...................................    2,265,946
      13,051        Freddie Mac ..................................      693,008
       2,105      * Providian Financial Corp .....................       13,809
                                                                    -----------
                    TOTAL NONDEPOSITORY INSTITUTIONS                  3,933,379
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.00%
         110        Vulcan Materials Co ..........................        3,325
                                                                    -----------
                    TOTAL NONMETALLIC MINERALS, EXCEPT FUELS              3,325
                                                                    -----------
 OIL AND GAS EXTRACTION--1.01%
       7,015        Apache Corp ..................................      433,106
       3,238      * BJ Services Co ...............................      111,355
         427      * Cimarex Energy Co ............................        8,305
         739        Diamond Offshore Drilling, Inc ...............       14,344
       2,501        ENSCO International, Inc .....................       63,801
      14,700     b* Enron Corp ...................................        1,176
         324      * Forest Oil Corp ..............................        7,225
         220      * Magnum Hunter Resources, Inc Wts 03/21/05 ....           53
         556      * Newfield Exploration Co ......................       18,843
         688        Noble Energy, Inc ............................       23,592
       2,561        Ocean Energy, Inc ............................       51,220
       1,422      * Patterson-UTI Energy, Inc ....................       46,016
         399      * Pioneer Natural Resources Co .................       10,015
         177        Pogo Producing Co ............................        7,039
       1,178      * Pride International, Inc .....................       15,891
       1,156        Rowan Cos, Inc ...............................       22,727
         583        Tidewater, Inc ...............................       16,744
       1,030      * Varco International, Inc .....................       18,859
         245        XTO Energy, Inc ..............................        4,655
                                                                    -----------
                    TOTAL OIL AND GAS EXTRACTION                        874,966
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.28%
       5,272        Kimberly-Clark Corp ..........................      239,665
                                                                    -----------
                    TOTAL PAPER AND ALLIED PRODUCTS                     239,665
                                                                    -----------
 PERSONAL SERVICES--0.27%
       2,425        Cintas Corp ..................................       79,783
       3,661        H & R Block, Inc .............................      156,288
                                                                    -----------
                    TOTAL PERSONAL SERVICES                             236,071
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.06%
       1,201        Murphy Oil Corp ..............................       53,048
                                                                    -----------
                    TOTAL PETROLEUM AND COAL PRODUCTS                    53,048
                                                                    -----------
 PRINTING AND PUBLISHING--0.46%
         672        Dow Jones & Co, Inc ..........................       23,816
         977        Harte-Hanks, Inc .............................       18,661
       3,406        McGraw-Hill Cos, Inc .........................      189,340
         113        Meredith Corp ................................        4,314
       1,874        New York Times Co (Class A) ..................       80,863
         348        R.R. Donnelley & Sons Co .....................        6,375
         592        Reader's Digest Association, Inc (Class A) ...        6,044
         328      * Scholastic Corp ..............................        8,823
         461        Scripps (E.W.) Co (Class A) ..................       34,916
       1,007        Wiley (John) & Sons, Inc (Class A) ...........       22,839
                                                                    -----------
                    TOTAL PRINTING AND PUBLISHING                       395,991
                                                                    -----------
 REAL ESTATE--0.04%
       1,376      * Catellus Development Corp ....................       28,896
         245        St. Joe Co ...................................        6,664
                                                                    -----------
                    TOTAL REAL ESTATE                                    35,560
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.14%
       1,125      Nike, Inc (Class B) ............................       57,848
          60      * Packaging Dynamics Corp ......................          378
       1,623      * Sealed Air Corp ..............................       65,131
         500     b* Uniroyal Technology Corp .....................            3
                                                                    -----------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS    123,360
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--0.58%
         379      * Affiliated Managers Group, Inc ...............       15,755
         369      * Blackrock, Inc ...............................       16,066
      21,991        Charles Schwab Corp ..........................      158,775


                       SEE NOTES TO FINANCIAL STATEMENTS

                  2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 29

Statement of Investments
        (Unaudited) - INSTITUTIONAL GROWTH EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 SECURITY AND COMMODITY BROKERS--(CONTINUED)
       2,706      * E*trade Group, Inc ...........................  $    11,392
       1,249        Eaton Vance Corp .............................       33,386
       1,747        Federated Investors, Inc (Class B) ...........       44,461
       1,047      * Investment Technology Group, Inc .............       14,627
       1,369        Investors Financial Services Corp ............       33,335
         544        Janus Capital Group, Inc .....................        6,196
         106        LaBranche & Co, Inc ..........................        1,948
         784        Legg Mason, Inc ..............................       38,212
       1,110        Neuberger Berman, Inc ........................       31,335
         464        Nuveen Investments, Inc ......................       10,370
       1,609        SEI Investments Co ...........................       42,156
         742        T Rowe Price Group, Inc ......................       20,122
       1,573        Waddell & Reed Financial, Inc (Class A) ......       27,638
                                                                    -----------
                    TOTAL SECURITY AND COMMODITY BROKERS                505,774
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.06%
       1,094      * Mohawk Industries, Inc .......................       52,446
                                                                    -----------
                    TOTAL TEXTILE MILL PRODUCTS                          52,446
                                                                    -----------
 TOBACCO PRODUCTS--0.41%
      11,846        Altria Group, Inc ............................      354,906
                                                                    -----------
                    TOTAL TOBACCO PRODUCTS                              354,906
                                                                    -----------
 TRANSPORTATION BY AIR--0.14%
         720        Skywest, Inc .................................        7,423
       7,822        Southwest Airlines Co ........................      112,324
                                                                    -----------
                    TOTAL TRANSPORTATION BY AIR                         119,747
                                                                    -----------
 TRANSPORTATION EQUIPMENT--0.80%
         105        ArvinMeritor, Inc ............................        1,469
       4,545        Boeing Co ....................................      113,898
         907        General Dynamics Corp ........................       49,948
       1,609      * Gentex Corp ..................................       40,933
       6,149        Harley-Davidson, Inc .........................      244,177
         698        Honeywell International, Inc .................       14,909
         494        Polaris Industries, Inc ......................       24,562
       3,471        United Technologies Corp .....................      200,554
                                                                    -----------
                    TOTAL TRANSPORTATION EQUIPMENT                      690,450
                                                                    -----------
 TRANSPORTATION SERVICES--0.19%
       1,428        C.H. Robinson Worldwide, Inc .................       46,696
       1,904        Expeditors International Of Washington, Inc ..       68,449
       2,978      * Sabre Holdings Corp ..........................       47,380
                                                                    -----------
                    TOTAL TRANSPORTATION SERVICES                       162,525
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.53%
         749      * Swift Transportation Co, Inc .................       11,984
       7,907        United Parcel Service, Inc (Class B) .........      450,699
                                                                    -----------
                    TOTAL TRUCKING AND WAREHOUSING                      462,683
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--4.12%
       1,153      * Apogent Technologies, Inc ....................       16,811
         508      * Arrow Electronics, Inc .......................        7,468
          57      * Brightpoint, Inc .............................          934
         482      * Ingram Micro, Inc (Class A) ..................        5,316
      60,179        Johnson & Johnson ............................    3,482,559
       1,056      * Patterson Dental Co ..........................       48,502
         334      * Tech Data Corp ...............................        7,996
                                                                    -----------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS               3,569,586
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.35%
         738        Brown-Forman Corp (Class B) ..................       56,752
      12,767        Cardinal Health, Inc .........................      727,336
         564      * Henry Schein, Inc ............................       25,436
         689      * Performance Food Group Co ....................       21,125
      13,436        Sysco Corp ...................................      341,798
                                                                    -----------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS            1,172,447
                                                                    -----------
                    TOTAL COMMON STOCK
                      (COST $112,874,072)                            86,618,685
                                                                    -----------
                    TOTAL PORTFOLIO--100.00%
                      (COST $112,874,168)                            86,618,809
                    OTHER ASSETS & LIABILITIES, NET--0.00%               (1,362)
                                                                    -----------
                    NET ASSETS--100.00%                             $86,617,447
                                                                    ===========

----------
*  Non-income producing
b  In bankruptcy


                       SEE NOTES TO FINANCIAL STATEMENTS

30  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited)- INSTITUTIONAL GROWTH AND INCOME FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                               VALUE         %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Accessory Stores ............................  $    524,376    0.12%
Apparel and Other Textile Products ......................       267,173    0.06
Building Materials and Garden Supplies ..................     9,716,482    2.27
Business Services .......................................    37,560,785    8.77
Chemicals and Allied Products ...........................    49,016,205   11.45
Communications ..........................................    29,311,128    6.85
Depository Institutions .................................    44,907,859   10.49
Eating and Drinking Places ..............................       656,343    0.15
Electric, Gas, and Sanitary Services ....................     7,492,155    1.75
Electronic and Other Electric Equipment .................    25,430,675    5.94
Engineering and Management Services .....................     1,583,569    0.37
Fabricated Metal Products ...............................       927,322    0.22
Food and Kindred Products ...............................    21,995,911    5.14
Food Stores .............................................     4,551,649    1.06
Forestry ................................................     1,731,063    0.40
Furniture and Fixtures ..................................       422,415    0.10
Furniture and Homefurnishings Stores ....................       790,812    0.18
General Merchandise Stores ..............................    19,931,623    4.66
Health Services .........................................       831,624    0.19
Holding and Other Investment Offices ....................     1,763,884    0.41
Hotels and Other Lodging Places .........................       966,094    0.23
Industrial Machinery and Equipment ......................    38,795,971    9.06
Instruments and Related Products ........................     5,614,569    1.31
Insurance Agents, Brokers and Service ...................       376,376    0.09
Insurance Carriers ......................................    22,475,437    5.25
Lumber and Wood Products ................................       133,704    0.03
Metal Mining ............................................        53,008    0.01
Miscellaneous Manufacturing Industries ..................       143,067    0.03
Miscellaneous Retail ....................................     2,128,244    0.50
Motion Pictures .........................................     1,897,526    0.44
Nondepository Institutions ..............................    16,382,512    3.83
Nonmetallic Minerals, Except Fuels ......................       172,311    0.04
Oil and Gas Extraction ..................................     8,359,084    1.95
Paper and Allied Products ...............................     1,304,702    0.31
Petroleum and Coal Products .............................    19,241,752    4.49
Primary Metal Industries ................................     1,177,951    0.28
Printing and Publishing .................................       626,340    0.15
Railroad Transportation .................................       440,239    0.10
Rubber and Miscellaneous Plastics Products ..............     1,293,410    0.30
Security and Commodity Brokers ..........................    10,302,061    2.41
Tobacco Products ........................................       263,552    0.06
Transportation By Air ...................................       742,219    0.17
Transportation Equipment ................................    10,275,027    2.40
Transportation Services .................................       126,389    0.03
Trucking and Warehousing ................................     6,932,910    1.62
Wholesale Trade-Durable Goods ...........................    14,845,784    3.47
Wholesale Trade-Nondurable Goods ........................     2,208,761    0.52
                                                           ------------  ------
TOTAL COMMON STOCK (COST $470,095,205) ..................   426,692,053   99.66
                                                           ------------  ------

TOTAL PORTFOLIO (COST $470,095,205) .....................   426,692,053   99.66
OTHER ASSETS & LIABILITIES, NET .........................     1,441,373    0.34
                                                           ------------  ------
NET ASSETS ..............................................  $428,133,426  100.00%
                                                           ============  ======


    SHARES                                                            VALUE
    ------                                                            -----

COMMON STOCK--99.66%
 APPAREL AND ACCESSORY STORES--0.12%
      30,800        Limited Brands, Inc ..........................  $   396,396
       7,900        Nordstrom, Inc ...............................      127,980
                                                                    -----------
                    TOTAL APPAREL AND ACCESSORY STORES                  524,376
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.06%
       7,100        VF Corp ......................................      267,173
                                                                    -----------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS            267,173
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.27%
     131,000        Home Depot, Inc ..............................    3,191,160
     159,856        Lowe's Cos ...................................    6,525,322
                                                                    -----------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      9,716,482
                                                                    -----------
 BUSINESS SERVICES--8.77%
     249,100      * AOL Time Warner, Inc .........................    2,705,226
      33,400        Automatic Data Processing, Inc ...............    1,028,386
      61,000      * Cendant Corp .................................      774,700
         828      * Cognizant Technology Solutions Corp ..........       55,766
       9,600      * Computer Sciences Corp .......................      312,480
      21,100      * Compuware Corp ...............................       71,529
      10,200      * Convergys Corp ...............................      134,640
      28,200        Electronic Data Systems Corp .................      496,320
       7,900        Equifax, Inc .................................      157,921
      22,800      * Interpublic Group Of Cos, Inc ................      212,040
     731,684        Microsoft Corp ...............................   17,714,070
          48      * Novell, Inc ..................................          103
     571,700      * Oracle Corp ..................................    6,202,373
      14,500      * Parametric Technology Corp ...................       31,465
      10,100      * Robert Half International, Inc ...............      134,431
     883,085      * Sun Microsystems, Inc ........................    2,878,857
      15,700      * Sungard Data Systems, Inc ....................      334,410
     108,353      * Symantec Corp ................................    4,245,271
       6,598      * TMP Worldwide, Inc ...........................       70,797
                                                                    -----------
                    TOTAL BUSINESS SERVICES                          37,560,785
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--11.45%
      26,235        Abbott Laboratories ..........................      986,698
      86,319        Air Products & Chemicals, Inc ................    3,576,196
     132,635      * Amgen, Inc ...................................    7,633,144
       4,622        Clorox Co ....................................      213,398
      27,169      * Gilead Sciences, Inc .........................    1,140,826
      46,200        Gillette Co ..................................    1,429,428
       5,200        International Flavors & Fragrances, Inc ......      161,668
      24,947        Lilly (Eli) & Co .............................    1,425,721
      65,100        Merck & Co, Inc ..............................    3,566,178
       9,300        PPG Industries, Inc ..........................      419,244
     269,759        Pfizer, Inc ..................................    8,405,690
     158,142        Pharmacia Corp ...............................    6,847,549
      46,836        Procter & Gamble Co ..........................    4,170,746
     120,029        Rohm & Haas Co ...............................    3,574,464
     144,507        Wyeth ........................................    5,465,255
                                                                    -----------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS              49,016,205
                                                                    -----------
 COMMUNICATIONS--6.85%
      57,852      * AT&T Wireless Services, Inc ..................      381,823
      43,017        AT&T Corp ....................................      696,875
          22      * Avaya, Inc ...................................           45
     108,587        BellSouth Corp ...............................    2,353,080
      33,542      * Clear Channel Communications, Inc ............    1,137,745
     207,338      * Comcast Corp .................................    5,927,793
      28,942      * Comcast Corp Special .........................      795,616
     207,660      * Lucent Technologies, Inc .....................      305,260
      94,782      * Qwest Communications International, Inc ......      330,789
      82,270        SBC Communications, Inc ......................    1,650,336
      49,967        Sprint Corp (FON Group) ......................      587,112
      59,300      * Sprint Corp (PCS Group) ......................      258,548


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  31

Statement of Investments
      (Unaudited) - INSTITUTIONAL GROWTH AND INCOME FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 COMMUNICATIONS--(CONTINUED)
      12,800      * Univision Communications, Inc (Class A) ......  $   313,728
     311,619        Verizon Communications, Inc ..................   11,015,732
      97,389      * Viacom, Inc (Class B) ........................    3,556,646
                                                                    -----------
                    TOTAL COMMUNICATIONS                             29,311,128
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.49%
      19,400        AmSouth Bancorp ..............................      385,672
     133,943        Bank Of America Corp .........................    8,952,750
      42,800        Bank Of New York Co, Inc .....................      877,400
     159,011        Bank One Corp ................................    5,504,961
     368,259        Citigroup, Inc ...............................   12,686,523
       9,700        Comerica, Inc ................................      367,436
      28,400      * Concord EFS, Inc .............................      266,960
      51,146        J.P. Morgan Chase & Co .......................    1,212,672
      23,300        KeyCorp ......................................      525,648
      24,100        Mellon Financial Corp ........................      512,366
      12,968        Northern Trust Corp ..........................      394,876
      16,700        Synovus Financial Corp .......................      298,763
     267,451        U.S. Bancorp .................................    5,076,220
     167,931        Wachovia Corp ................................    5,721,409
      47,215        Wells Fargo & Co .............................    2,124,203
                                                                    -----------
                    TOTAL DEPOSITORY INSTITUTIONS                    44,907,859
                                                                    -----------
 EATING AND DRINKING PLACES--0.15%
       3,800        Darden Restaurants, Inc ......................       67,830
       6,800        Wendy's International, Inc ...................      187,068
      16,500      * Yum! Brands, Inc .............................      401,445
                                                                    -----------
                    TOTAL EATING AND DRINKING PLACES                    656,343
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--1.75%
      32,200      * AES Corp .....................................      116,564
       7,393      * Allegheny Energy, Inc ........................       45,911
      11,619      * Allied Waste Industries, Inc .................       92,836
       9,000        Ameren Corp ..................................      351,450
       8,400      * CMS Energy Corp ..............................       37,044
      22,300      * Calpine Corp .................................       73,590
      17,938        Centerpoint Energy, Inc ......................      126,463
       9,400        Cinergy Corp .................................      316,310
      12,500        Consolidated Edison, Inc .....................      480,875
       9,600        Constellation Energy Group, Inc ..............      266,208
      19,200      * Edison International .........................      262,848
       6,600        FPL Group, Inc ...............................      388,938
      17,300        FirstEnergy Corp .............................      544,950
      23,869      * Mirant Corp ..................................       38,190
      14,183        NiSource, Inc ................................      258,131
         122      * NiSource, Inc (Sails) ........................          257
      11,500        Nicor, Inc ...................................      314,180
      23,800      * PG&E Corp ....................................      320,110
       9,900        PPL Corp .....................................      352,539
      19,300        Pinnacle West Capital Corp ...................      641,532
      13,800        Progress Energy, Inc .........................      540,270
         200      * Progress Energy, Inc (Cvo) ...................           90
      11,900        Sempra Energy ................................      297,024
      40,200        TECO Energy, Inc .............................      427,326
      19,000        TXU Corp .....................................      339,150
           1        Texas Genco Holdings, Inc ....................           17
      34,000        Waste Management, Inc ........................      720,120
      30,400        Williams Cos, Inc ............................      139,232
                                                                    -----------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        7,492,155
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--5.94%
      96,700      * Analog Devices, Inc ..........................    2,659,250
      24,133      * CIENA Corp ...................................      105,461
       9,400        Cooper Industries Ltd (Class A) ..............      335,674
      23,500        Emerson Electric Co ..........................    1,065,725
     561,358        General Electric Co ..........................   14,314,629
     316,391        Intel Corp ...................................    5,150,845
      20,800      * LSI Logic Corp ...............................       94,016
      18,000        Maxim Integrated Products, Inc ...............      650,160
       4,300        Maytag Corp ..................................       81,829
      10,648        Molex, Inc ...................................      228,719
       8,487      * Nvidia Corp ..................................      109,058
       9,300      * PMC-Sierra, Inc ..............................       55,335
      11,100        Rockwell Collins, Inc ........................      203,907
      31,358      * Sanmina-SCI Corp .............................      126,686
       8,500        Scientific-Atlanta, Inc ......................      116,790
      22,900      * Tellabs, Inc .................................      132,591
                                                                    -----------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT    25,430,675
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.37%
       3,500      * McDermott International, Inc .................       10,150
      40,103        Monsanto Co ..................................      657,689
      20,950        Paychex, Inc .................................      575,497
       5,700      * Quest Diagnostics, Inc .......................      340,233
                                                                    -----------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES         1,583,569
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.22%
       8,600        Crane Co .....................................      149,812
      27,452        Masco Corp ...................................      511,156
       3,200        Snap-On, Inc .................................       79,232
       7,800        Stanley Works ................................      187,122
                                                                    -----------
                    TOTAL FABRICATED METAL PRODUCTS                     927,322
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--5.14%
       2,544        Anheuser-Busch Cos, Inc ......................      118,576
      35,200        Archer Daniels Midland Co ....................      380,160
      24,336        Campbell Soup Co .............................      511,056
      45,500        Coca-Cola Co .................................    1,841,840
      29,800        Conagra Foods, Inc ...........................      598,384
       1,900        Coors (Adolph) Co (Class B) ..................       92,150
      52,800      * Dean Foods Co ................................    2,265,648
       6,569      * Del Monte Foods Co ...........................       49,005
     147,900        General Mills, Inc ...........................    6,736,845
      19,663        H.J. Heinz Co ................................      574,160
       6,497      * Hercules, Inc ................................       56,524
      22,600        Kellogg Co ...................................      692,690
     242,380        Pepsi Bottling Group, Inc ....................    4,345,873
      93,325        PepsiCo, Inc .................................    3,733,000
                                                                    -----------
                    TOTAL FOOD AND KINDRED PRODUCTS                  21,995,911
                                                                    -----------
 FOOD STORES--1.06%
      21,141        Albertson's, Inc .............................      398,508
     272,775      * Kroger Co ....................................    3,586,991
      24,600      * Safeway, Inc .................................      465,678
       7,600        Winn-Dixie Stores, Inc .......................      100,472
                                                                    -----------
                    TOTAL FOOD STORES                                 4,551,649
                                                                    -----------
 FORESTRY--0.40%
      36,192        Weyerhaeuser Co ..............................    1,731,063
                                                                    -----------
                    TOTAL FORESTRY                                    1,731,063
                                                                    -----------
 FURNITURE AND FIXTURES--0.10%
      14,900        Newell Rubbermaid, Inc .......................      422,415
                                                                    -----------
                    TOTAL FURNITURE AND FIXTURES                        422,415
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.18%
      18,884      * Best Buy Co, Inc .............................      509,301
      11,700        Circuit City Stores, Inc (Circuit City Group)        60,840
       9,900        RadioShack Corp ..............................      220,671
                                                                    -----------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES          790,812
                                                                    -----------
 GENERAL MERCHANDISE STORES--4.66%
       4,600        Dillard's, Inc (Class A) .....................       59,432
      19,625        Dollar General Corp ..........................      239,621
      11,500      * Federated Department Stores, Inc .............      322,230
      15,700        J.C. Penney Co, Inc ..........................      308,348
      37,800        May Department Stores Co .....................      751,842


                       SEE NOTES TO FINANCIAL STATEMENTS

32  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited)- INSTITUTIONAL GROWTH AND INCOME FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
     -----                                                           ------

 GENERAL MERCHANDISE STORES--(CONTINUED)
      18,662        Sears Roebuck & Co ...........................  $   450,687
     342,100        Wal-Mart Stores, Inc .........................   17,799,463
                                                                    -----------
                    TOTAL GENERAL MERCHANDISE STORES                 19,931,623
                                                                    -----------
 HEALTH SERVICES--0.19%
      13,000        Health Management Associates, Inc (Class A) ..      247,000
      23,500      * Healthsouth Corp .............................        1,998
       5,200      * Manor Care, Inc ..............................       99,996
      28,900      * Tenet Healthcare Corp ........................      482,630
                                                                    -----------
                    TOTAL HEALTH SERVICES                               831,624
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.41%
      22,400        Equity Office Properties Trust ...............      570,080
      10,100        Plum Creek Timber Co, Inc ....................      218,059
      27,665        Washington Mutual, Inc .......................      975,745
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES        1,763,884
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.23%
      21,000        Hilton Hotels Corp ...........................      243,810
      13,962        Marriott International, Inc (Class A) ........      444,131
      11,692        Starwood Hotels & Resorts Worldwide, Inc .....      278,153
                                                                    -----------
                    TOTAL HOTELS AND OTHER LODGING PLACES               966,094
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--9.06%
       4,700        3M Co ........................................      611,141
     343,300      * Applied Materials, Inc .......................    4,318,714
     126,485        Baker Hughes, Inc ............................    3,785,696
     627,235      * Cisco Systems, Inc ...........................    8,141,510
       2,300        Cummins, Inc .................................       56,580
     146,508        Deere & Co ...................................    5,751,904
     140,140      * Dell Computer Corp ...........................    3,827,223
      49,792        Hewlett-Packard Co ...........................      774,266
     135,547        International Business Machines Corp .........   10,630,951
       6,800        Pall Corp ....................................      136,000
       6,600        Parker Hannifin Corp .........................      255,684
      11,500        Pitney Bowes, Inc ............................      367,080
      46,100      * Solectron Corp ...............................      139,222
                                                                    -----------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT         38,795,971
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--1.31%
          11      * Agilent Technologies, Inc ....................          145
         700        Bausch & Lomb, Inc ...........................       23,023
      16,300        Eastman Kodak Co .............................      482,480
      15,500        Medtronic, Inc ...............................      699,360
       7,345        PerkinElmer, Inc .............................       65,297
      22,645        Raytheon Co ..................................      642,439
      50,878      * St. Jude Medical, Inc ........................    2,480,303
      16,064        Stryker Corp .................................    1,102,794
      10,200      * Teradyne, Inc ................................      118,728
                                                                    -----------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS            5,614,569
                                                                    -----------

 INSURANCE AGENTS, BROKERS AND SERVICE--0.09%
      18,200        AON Corp .....................................      376,376
                                                                    -----------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE         376,376
                                                                    -----------
 INSURANCE CARRIERS--5.25%
      15,400        ACE Ltd ......................................      445,830
     139,789        Aetna, Inc ...................................    6,891,598
     141,545        American International Group, Inc ............    6,999,400
       7,700      * Anthem, Inc ..................................      510,125
       9,300        Chubb Corp ...................................      412,176
       8,201        Cigna Corp ...................................      374,950
      15,000        Hartford Financial Services Group, Inc .......      529,350
       9,500      * Humana, Inc ..................................       91,200
       4,300        Jefferson-Pilot Corp .........................      165,464
      10,400        Lincoln National Corp ........................      291,200
      10,300        Loews Corp ...................................      410,352
       7,850        MBIA, Inc ....................................      303,324
       5,900        MGIC Investment Corp .........................      231,693
     133,818        Safeco Corp ..................................    4,679,615
      14,200        UnumProvident Corp ...........................      139,160
                                                                    -----------
                    TOTAL INSURANCE CARRIERS                         22,475,437
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.03%
       9,619        Georgia-Pacific Corp .........................      133,704
                                                                    -----------
                    TOTAL LUMBER AND WOOD PRODUCTS                      133,704
                                                                    -----------
 METAL MINING--0.01%
       3,109        Freeport-McMoRan Copper & Gold, Inc (Class A)        53,008
                                                                    -----------
                    TOTAL METAL MINING                                   53,008
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.03%
      10,300        Hasbro, Inc ..................................      143,067
                                                                    -----------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES        143,067
                                                                    -----------
 MISCELLANEOUS RETAIL--0.50%
      16,700        CVS Corp .....................................      398,295
      17,200      * eBay, Inc ....................................    1,466,988
       6,300        Tiffany & Co .................................      157,500
      12,600        * Toys "R" Us, Inc ...........................      105,461
                                                                    -----------
                    TOTAL MISCELLANEOUS RETAIL                        2,128,244
                                                                    -----------
 MOTION PICTURES--0.44%
     111,488        Walt Disney Co ...............................    1,897,526
                                                                    -----------
                    TOTAL MOTION PICTURES                             1,897,526
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--3.83%
     175,308        American Express Co ..........................    5,825,485
      13,000        Capital One Financial Corp ...................      390,130
     143,836        Fannie Mae ...................................    9,399,683
      28,058        Household International, Inc .................      767,214
                                                                    -----------
                    TOTAL NONDEPOSITORY INSTITUTIONS                 16,382,512
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
       5,700        Vulcan Materials Co ..........................      172,311
                                                                    -----------
                    TOTAL NONMETALLIC MINERALS, EXCEPT FUELS            172,311
                                                                    -----------
 OIL AND GAS EXTRACTION--1.95%
      60,896        Apache Corp ..................................    3,759,719
      81,760        Burlington Resources, Inc ....................    3,900,770
      17,400        Marathon Oil Corp ............................      417,078
      10,700        Unocal Corp ..................................      281,517
                                                                    -----------
                    TOTAL OIL AND GAS EXTRACTION                      8,359,084
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.31%
      28,700        Kimberly-Clark Corp ..........................    1,304,702
                                                                    -----------
                    TOTAL PAPER AND ALLIED PRODUCTS                   1,304,702
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--4.49%
       4,000        Ashland, Inc .................................      118,680
          19        ChevronTexaco Corp ...........................        1,228
     547,120        Exxon Mobil Corp .............................   19,121,844
                                                                    -----------
                    TOTAL PETROLEUM AND COAL PRODUCTS                19,241,752
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.28%
      47,112        Alcoa, Inc ...................................      913,031
       4,700        Allegheny Technologies, Inc ..................       13,630
       5,500      * Andrew Corp ..................................       30,250
       4,323        Nucor Corp ...................................      165,009
       5,700        United States Steel Corp .....................       56,031
                                                                    -----------
                    TOTAL PRIMARY METAL INDUSTRIES                    1,177,951
                                                                    -----------
 PRINTING AND PUBLISHING--0.15%
       3,300        Dow Jones & Co, Inc ..........................      116,952
      27,805        R.R. Donnelley & Sons Co .....................      509,388
                                                                    -----------
                    TOTAL PRINTING AND PUBLISHING                       626,340
                                                                    -----------
 RAILROAD TRANSPORTATION--0.10%
      12,768        CSX Corp .....................................      364,143
       4,100        Norfolk Southern Corp ........................       76,096
                                                                    -----------
                    TOTAL RAILROAD TRANSPORTATION                       440,239
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  33

Statement of Investments
      (Unaudited) - INSTITUTIONAL GROWTH AND INCOME FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.30%
      10,300      * Goodyear Tire & Rubber Co ....................  $     53,251
      14,792        Nike, Inc (Class B) ..........................       760,605
      34,700        Tupperware Corp ..............................       479,554
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS   1,293,410
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--2.41%
      65,878        Goldman Sachs Group, Inc .....................     4,484,974
      13,088        Janus Capital Group, Inc .....................       149,072
     147,797        Morgan Stanley ...............................     5,668,015
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS              10,302,061
                                                                    ------------
 TOBACCO PRODUCTS--0.06%
       9,549        UST, Inc .....................................       263,552
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                               263,552
                                                                    ------------
 TRANSPORTATION BY AIR--0.17%
       8,631      * AMR Corp .....................................        18,125
       7,300        Delta Air Lines, Inc .........................        64,970
      45,900        Southwest Airlines Co ........................       659,124
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                          742,219
                                                                    ------------
 TRANSPORTATION EQUIPMENT--2.40%
     155,084        Autoliv, Inc .................................     3,097,027
       8,300        Brunswick Corp ...............................       157,700
       8,117        Dana Corp ....................................        57,306
      32,800        Delphi Corp ..................................       224,024
      18,100        General Dynamics Corp ........................       996,767
       8,200        Goodrich Corp ................................       115,292
      45,907        Honeywell International, Inc .................       980,574
      24,900        Lockheed Martin Corp .........................     1,183,995
     358,600        Nissan Motor Co Ltd ..........................     2,386,030
      10,110        Northrop Grumman Corp ........................       867,438
       7,600        Textron, Inc .................................       208,696
          30        Visteon Corp .................................           178
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                    10,275,027
                                                                    ------------
 TRANSPORTATION SERVICES--0.03%
       7,944      * Sabre Holdings Corp ..........................       126,389
                                                                    ------------
                    TOTAL TRANSPORTATION SERVICES                        126,389
                                                                    ------------
 TRUCKING AND WAREHOUSING--1.62%
     121,630        United Parcel Service, Inc (Class B) .........     6,932,910
                                                                    ------------
                    TOTAL TRUCKING AND WAREHOUSING                     6,932,910
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--3.47%
     256,092        Johnson & Johnson ............................    14,820,044
         600        W.W. Grainger, Inc ...........................        25,740
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS               14,845,784
                                                                    ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.52%
       3,318        Brown-Forman Corp (Class B) ..................       255,154
      24,967        Cardinal Health, Inc .........................     1,422,370
      15,900        McKesson Corp ................................       396,387
       8,700        Supervalu, Inc ...............................       134,850
                                                                    ------------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS             2,208,761
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $470,095,205)                            426,692,053
                                                                    ------------
                    TOTAL PORTFOLIO--99.66%
                      (COST $470,095,205)                            426,692,053
                    OTHER ASSETS & LIABILITIES, NET--0.34%             1,441,373
                                                                    ------------
                    NET ASSETS--100.00%                             $428,133,426
                                                                    ============

----------
*  Non-income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

34  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
PREFERRED STOCK:
Apparel and Accessory Stores ............................  $      5,869    0.00%
Instruments and Related Products ........................         9,336    0.01
Motion Pictures .........................................         4,230    0.00
Printing and Publishing .................................       314,113    0.12
Transportation Equipment ................................        74,143    0.03
                                                           ------------  ------
TOTAL PREFERRED STOCK (COST $449,284) ...................       407,691    0.16
                                                           ------------  ------
COMMON STOCK:
Agricultural Services ...................................       145,266    0.06
Amusement and Recreation Services .......................     1,149,537    0.44
Apparel and Accessory Stores ............................       457,231    0.18
Apparel and Other Textile Products ......................       427,277    0.17
Automotive Dealers and Service Stations .................        14,050    0.01
Building Materials and Garden Supplies ..................     1,394,318    0.54
Business Services .......................................     9,842,570    3.80
Chemicals and Allied Products ...........................    35,406,187   13.69
Communications ..........................................    21,576,067    8.34
Depository Institutions .................................    37,709,584   14.58
Eating and Drinking Places ..............................       602,326    0.23
Educational Services ....................................       235,664    0.09
Electric, Gas, and Sanitary Services ....................    11,986,439    4.63
Electronic and Other Electric Equipment .................    17,599,553    6.80
Engineering and Management Services .....................        44,931    0.02
Fabricated Metal Products ...............................     3,340,304    1.29
Food and Kindred Products ...............................    11,044,734    4.27
Food Stores .............................................     1,939,563    0.75
Furniture and Homefurnishings Stores ....................       291,806    0.11
General Building Contractors ............................     1,070,107    0.41
General Merchandise Stores ..............................     1,894,900    0.73
Health Services .........................................        14,287    0.01
Heavy Construction, Except Building .....................     4,273,112    1.65
Holding and Other Investment Offices ....................     5,651,061    2.19
Hotels and Other Lodging Places .........................       398,467    0.15
Industrial Machinery and Equipment ......................     3,942,682    1.52
Instruments and Related Products ........................    11,627,183    4.49
Insurance Agents, Brokers and Service ...................         3,877    0.00
Insurance Carriers ......................................     8,134,661    3.14
Local and Interurban Passenger Transit ..................       481,135    0.19
Lumber and Wood Products ................................       108,957    0.04
Metal Mining ............................................     1,921,890    0.74
Miscellaneous Manufacturing Industries ..................       236,194    0.09
Miscellaneous Retail ....................................       533,284    0.21
Motion Pictures .........................................        45,240    0.02
Nondepository Institutions ..............................     2,896,986    1.12
Nonmetallic Minerals, Except Fuels ......................        14,134    0.01
Oil and Gas Extraction ..................................     8,905,783    3.44
Paper and Allied Products ...............................     1,292,538    0.50
Petroleum and Coal Products .............................    14,001,057    5.41
Primary Metal Industries ................................       978,639    0.38
Printing and Publishing .................................     2,600,103    1.01
Railroad Transportation .................................       868,313    0.34
Real Estate .............................................     1,790,056    0.69
Rubber and Miscellaneous Plastics Products ..............     1,656,104    0.64
Security and Commodity Brokers ..........................     1,531,595    0.59
Special Trade Contractors ...............................         8,637    0.00
Stone, Clay, and Glass Products .........................     1,129,707    0.44
Textile Mill Products ...................................        49,384    0.02
Tobacco Products ........................................       280,550    0.11
Transportation By Air ...................................     1,016,247    0.39
Transportation Equipment ................................     8,363,277    3.23
Transportation Services .................................       180,459    0.07
Trucking and Warehousing ................................     1,597,564    0.62
Water Transportation ....................................       476,816    0.18
Wholesale Trade-Durable Goods ...........................     3,295,351    1.27
Wholesale Trade-Nondurable Goods ........................     5,859,916    2.27
                                                           ------------  ------
TOTAL COMMON STOCK (COST $309,756,079) ..................   254,337,660   98.31
                                                           ------------  ------
SHORT TERM INVESTMENT:
U.S. Government and Agency ..............................     1,899,935    0.73
                                                           ------------  ------
TOTAL SHORT TERM INVESTMENT (COST $1,900,000) ...........     1,899,935    0.73
                                                           ------------  ------
TOTAL PORTFOLIO (COST $312,105,363) .....................   256,645,286   99.20
OTHER ASSETS & LIABILITIES, NET .........................     2,066,639    0.80
                                                           ------------  ------
NET ASSETS ..............................................  $258,711,925  100.00%
                                                           ============  ======

                               Summary by Country
                                                             VALUE        %
--------------------------------------------------------------------------------
DOMESTIC
United States ...........................................  $  4,285,380    1.67%
                                                           ------------  ------
TOTAL DOMESTIC ..........................................     4,285,380    1.67
                                                           ------------  ------
FOREIGN:
Australia ...............................................    12,655,993    4.93
Austria .................................................       137,608    0.05
Belgium .................................................     1,080,901    0.42
Denmark .................................................       748,077    0.29
Finland .................................................     3,755,463    1.46
France ..................................................    20,894,421    8.14
Germany .................................................    10,795,415    4.21
Greece ..................................................       273,008    0.11
Hong Kong ...............................................     3,819,550    1.49
Ireland .................................................     1,956,927    0.77
Italy ...................................................     7,448,473    2.90
Japan ...................................................    51,212,608   19.95
Korea ...................................................       111,383    0.04
Netherlands .............................................    18,581,130    7.24
New Zealand .............................................       445,155    0.17
Norway ..................................................       390,370    0.15
Portugal ................................................       319,493    0.12
Singapore ...............................................     1,820,079    0.71
Spain ...................................................    12,494,012    4.87
Sweden ..................................................     5,758,214    2.25
Switzerland .............................................    32,091,286   12.51
Taiwan ..................................................       155,817    0.06
United Kingdom ..........................................    63,514,588   24.75
                                                           ------------  ------
TOTAL FOREIGN ...........................................   250,459,971   97.59
Short Term Investment ...................................     1,899,935    0.74
                                                           ------------  ------
TOTAL PORTFOLIO .........................................  $256,645,286  100.00%
                                                           ============  ======


    SHARES                                                            VALUE
    ------                                                            -----
PREFERRED STOCK--0.16%
 APPAREL AND ACCESSORY STORES--0.00%
         416        Hugo Boss AG .................................  $      5,869
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                     5,869
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--0.01%
         248        Fresenius Medical Care AG ....................         9,336
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS                 9,336
                                                                    ------------
 MOTION PICTURES--0.00%
         710        ProSieben SAT.1 Media AG .....................         4,230
                                                                    ------------
                    TOTAL MOTION PICTURES                                  4,230
                                                                    ------------
 PRINTING AND PUBLISHING--0.12%
      57,755        News Corp Ltd ................................       314,113
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                        314,113
                                                                    ------------
 TRANSPORTATION EQUIPMENT--0.03%
         265        Porsche AG ...................................        74,143
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                        74,143
                                                                    ------------
                    TOTAL PREFERRED STOCK
                      (COST $449,284)                                    407,691
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  35

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

COMMON STOCK--98.31%
 AGRICULTURAL SERVICES--0.06%
       3,187        Syngenta AG ..................................  $    145,266
                                                                    ------------
                    TOTAL AGRICULTURAL SERVICES                          145,266
                                                                    ------------
 AMUSEMENT AND RECREATION SERVICES--0.44%
      21,972        EMI Group plc ................................        30,997
       1,172        Oriental Land Co Ltd .........................        54,459
      17,900        Sankyo Co Ltd (Gunma) ........................       397,761
      11,701        TAB Ltd ......................................        22,203
     106,589        TABCORP Holdings Ltd .........................       644,117
                                                                    ------------
                    TOTAL AMUSEMENT AND RECREATION SERVICES            1,149,537
                                                                    ------------
 APPAREL AND ACCESSORY STORES--0.18%
         502        Douglas Holding AG ...........................         7,746
       1,200        Fast Retailing Co Ltd ........................        29,550
      19,439        Hennes & Mauritz AB (B Shs) ..................       408,086
         241        Shimamura Co Ltd .............................        11,849
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                   457,231
                                                                    ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.17%
       5,150      * Ansell Ltd ...................................        17,241
       1,177        Aoyama Trading Co Ltd ........................        16,179
       1,988        Benetton Group S.p.A .........................        14,122
     138,310        Esprit Holdings Ltd ..........................       261,566
       6,000        Gunze Ltd ....................................        22,061
       4,000        Kuraray Co Ltd ...............................        23,444
       3,000        Onward Kashiyama Co Ltd ......................        22,010
       2,000        Tokyo Style Co Ltd ...........................        16,883
       2,000        Wacoal Corp ..................................        14,674
       6,000        Wing Tai Holdings Ltd ........................         1,598
       1,000        World Co Ltd .................................        17,499
                                                                    ------------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS             427,277
                                                                    ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.01%
         700        Autobacs Seven Co Ltd ........................        14,050
                                                                    ------------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS         14,050
                                                                    ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.54%
       9,000        Cheung Kong Infrastructure Holdings Ltd ......        16,963
      17,831      * Rinker Group Ltd .............................        53,122
       2,000        Sumitomo Forestry Co Ltd .....................         7,910
     162,651        Wolseley plc .................................     1,316,323
                                                                    ------------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       1,394,318
                                                                    ------------
 BUSINESS SERVICES--3.80%
         291        Acciona S.A ..................................        13,622
       1,966        Adecco S.A. (Regd) ...........................        54,625
      10,344        Aegis Group plc ..............................         8,911
         650        Aeon Credit Service Co Ltd ...................        18,308
       2,301        Altran Technologies S.A ......................         6,930
         900        Asatsu-DK, Inc ...............................        15,005
         239      * Atos Origin ..................................         6,285
       1,133      * Business Objects .............................        18,508
       2,101        Cap Gemini S.A ...............................        55,688
         600        Capcom Co Ltd ................................         5,227
       5,762        Capita Group plc .............................        21,540
      28,651        Chubb plc ....................................        26,493
       5,936        Computershare Ltd ............................         5,273
       2,082        CSK Corp .....................................        33,290
         375        Dassault Systemes S.A ........................         8,274
       3,000      * Datacraft Asia Ltd ...........................         1,530
       9,009        Deutsche Post AG. (Regd) .....................        89,360
      11,600        Diamond Lease Co Ltd .........................       179,508
         215      * e.Biscom S.p.A ...............................         5,361
         430      * EDB Business Partner ASA .....................           830
         900        Fuji Soft ABC, Inc ...........................         9,062
         700        Fujitsu Support & Service, Inc ...............         6,848
       3,621      * Getronics NV .................................         1,541
       2,860        Haw Par Corp Ltd .............................         5,314
      28,763        Hays plc .....................................        35,235
         900        Hitachi Software Engineering Co Ltd ..........        14,193
       1,850        Intracom S.A .................................         8,196
         385      * Iona Technologies plc ........................           861
         414        ISS a/s ......................................        13,383
         400        Itochu Techno-Science Corp ...................         7,354
       4,000        Keppel Land Ltd ..............................         2,629
       1,800        Konami Corp ..................................        26,337
       1,000        Kyowa Exeo Corp ..............................         2,446
      16,783        LogicaCMG plc ................................        24,141
         900        Meitec Corp ..................................        21,517
       1,986      * Merkantildata ASA ............................           807
      12,270        Misys plc ....................................        29,334
       1,200        Namco Ltd ....................................        17,224
           3        NET One Systems Co Ltd .......................        10,272
         200        Nippon System Development Co Ltd .............         2,172
          19        NTT Data Corp ................................        51,754
         500        Oracle Corp Japan ............................        13,282
       1,367        Publicis Groupe S.A ..........................        23,210
          19      * PubliGroupe S.A. (Regd) ......................         2,798
      58,940        Rentokil Initial plc .........................       161,872
      18,562        Reuters Group plc ............................        29,780
      15,330        Sage Group plc ...............................        27,866
      22,619        SAP AG .......................................     1,714,155
      18,418        Secom Co Ltd .................................       472,177
       6,188        Securicor plc ................................         8,387
      11,037        Securitas AB (B Shs) .........................       104,136
       4,051        Serco Group plc ..............................         7,396
       9,974        SGS Societe Generale Surveillance Holdings S.A.    3,210,396
      21,000        Sumisho Lease Co Ltd .........................       290,437
       1,973        Tietoenator Corp .............................        27,213
       1,131        TIS, Inc .....................................        15,165
       3,422      * Tiscali S.p.A ................................        13,667
      12,000        Tokyu Corp ...................................        35,419
         400        Trans Cosmos, Inc ............................         3,744
       1,000      * Trend Micro, Inc .............................        14,041
     159,833        Wharf Holdings Ltd ...........................       317,639
       3,934      * WM-Data AB (B Shs) ...........................         3,642
     460,288        WPP Group plc ................................     2,480,960
                                                                    ------------
                    TOTAL BUSINESS SERVICES                            9,842,570
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--13.69%
       4,837        Akzo Nobel NV ................................        96,168
      14,002        Amersham plc .................................        90,964
      31,000        Asahi Kasei Corp .............................        80,781
      51,918        AstraZeneca plc (United Kingdom) .............     1,770,125
      14,419        Aventis S.A ..................................       632,980
      10,917        BASF AG ......................................       406,340
       7,671        BOC Group plc ................................        91,788
      15,003        Bayer AG .....................................       204,477
         290        Beiersdorf AG ................................        32,388
      16,178        Boots Group plc ..............................       135,658
       2,216        CSL Ltd ......................................        20,917
       5,141      * Celltech Group plc ...........................        21,656
       3,916        Chugai Pharmaceutical Co Ltd .................        39,596
     244,271        Daicel Chemical Industries Ltd ...............       793,088
       5,485        Daiichi Pharmaceutical Co Ltd ................        73,454
      16,000        Dainippon Ink & Chemicals, Inc ...............        26,041
       5,110        Denki Kagaku Kogyo KK ........................        13,143
       5,356        Eisai Co Ltd .................................        98,692
       5,867      * Elan Corp plc ................................        16,645
       3,142        Givaudan S.A. (Regd) .........................     1,199,654
     409,446        GlaxoSmithKline plc ..........................     7,203,235
       1,106        Henkel Kgaa ..................................        68,007
       1,900        Hogy Medical Co Ltd ..........................        75,148


                       SEE NOTES TO FINANCIAL STATEMENTS

36  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
      45,188        Imperial Chemical Industries plc .............  $     65,712
       3,000      * Ishihara Sangyo Kaisha Ltd ...................         3,340
       2,000        JSR Corp .....................................        20,071
       1,000        Kaken Pharmaceutical Co Ltd ..................         4,419
       4,532        Kaneka Corp ..................................        21,288
      62,473        Kao Corp .....................................     1,261,788
      15,700        Kose Corp ....................................       487,232
       9,669        Kyowa Hakko Kogyo Co Ltd .....................        41,259
       1,694        L'Air Liquide S.A ............................       224,592
      13,179        L'Oreal S.A ..................................       798,142
      59,555        Lonza Group AG. (Regd) .......................     3,375,569
         428        Merck KGaA ...................................        10,251
      44,737        Mitsubishi Chemical Corp .....................        79,227
       7,000        Mitsubishi Gas Chemical Co, Inc ..............        11,393
      11,000        Mitsui Chemicals, Inc ........................        43,228
       4,000        Nippon Kayaku Co Ltd .........................        15,112
       6,000        Nippon Sanso Corp ............................        16,698
       1,000        Nippon Shokubai Co Ltd .......................         4,807
       3,000        Nissan Chemical Industries Ltd ...............        11,840
      94,757        Novartis AG. (Regd) ..........................     3,512,063
       4,901        Novo Nordisk a/s (B Shs) .....................       161,672
         599        Novozymes a/s (B Shs) ........................        13,818
         226        Omega Pharma S.A .............................         3,763
      16,000        Ono Pharmaceutical Co Ltd ....................       514,083
       9,816      * Orica Ltd ....................................        53,920
         440        Orion-Yhtymae OY (B Shrs) ....................         6,429
       1,151      * Qiagen NV ....................................         6,657
     160,766        Reckitt Benckiser plc ........................     2,635,171
          62        Roche Holding AG .............................         5,735
      37,503        Roche Holding AG. (Genusscheine) .............     2,244,991
       5,369      * SNIA S.p.A ...................................         9,432
       7,514        Sankyo Co Ltd ................................        99,485
       8,269        Sanofi-Synthelabo S.A ........................       416,057
       3,690        Schering AG ..................................       149,988
      31,806        Schwarz Pharma AG ............................     1,116,515
       1,764      * SciGen Ltd ...................................            70
      11,250        Sekisui Chemical Co Ltd ......................        26,564
         154        Serono S.A. (B Shs) ..........................        74,415
      41,803        Shin-Etsu Chemical Co Ltd ....................     1,293,785
       4,461        Shionogi & Co Ltd ............................        60,418
       5,367        Shiseido Co Ltd ..............................        52,593
      28,000        Showa Denko KK ...............................        36,128
       1,077        Solvay S.A ...................................        66,576
       3,000        Sumitomo Bakelite Co Ltd .....................        10,550
      76,436        Sumitomo Chemical Co Ltd .....................       258,482
       1,100        Suzuken Co Ltd ...............................        28,200
       3,377        Taisho Pharmaceutical Co Ltd .................        48,100
      59,781        Takeda Chemical Industries Ltd ...............     2,233,343
      25,000        Teijin Ltd ...................................        56,080
      18,000        Toray Industries, Inc ........................        39,922
       8,000        Tosoh Corp ...................................        16,327
      21,286        UBE Industries Ltd ...........................        24,234
       1,272        UCB S.A ......................................        27,580
      17,336        Wesfarmers Ltd ...............................       232,675
       6,600        Yamanouchi Pharmaceutical Co Ltd .............       171,985
       1,720        Zeltia S.A ...................................        11,468
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS               35,406,187
                                                                    ------------
 COMMUNICATIONS--8.34%
     284,433      * British Sky Broadcasting Group plc ...........     2,816,676
     607,906        BT Group plc .................................     1,547,028
      38,503        Cable & Wireless plc .........................        41,993
         711        Canal Plus ...................................         3,367
      23,143        Carlton Communications plc ...................        32,374
      42,546      * Deutsche Telekom AG. (Regd) ..................       469,369
     882,450      * Ericsson (LM) (B Shs) ........................       551,600
       8,706        France Telecom S.A ...........................       177,555
       8,706      * France Telecom S.A. Rts ......................        34,200
           8        Fuji Television Network, Inc .................        24,827
       7,000        Fujikura Ltd .................................        16,706
       2,968      * GN Store Nord ................................         7,937
       6,803        Hellenic Telecommunications Organization S.A .        62,357
      72,014      * KPN NV .......................................       462,060
      17,916        Mediaset S.p.A ...............................       136,068
         854      * Modern Times Group AB (B Shs) ................         6,194
       1,294      * Nera ASA .....................................         1,025
       1,000        Nippon Comsys Corp ...........................         3,078
         259        Nippon Telegraph & Telephone Corp ............       880,224
       4,490        Nippon Television Network Corp ...............       462,328
         329        NTT Docomo, Inc ..............................       613,164
      17,688        Portugal Telecom SGPS S.A. (Regd) ............       122,562
         418      * PT Multimedia Servicos de Telecomunicacoes e
                    Multimedia SGPS S.A ..........................         4,972
      45,622        Publishing & Broadcasting Ltd ................       231,307
     124,000        Singapore Telecommunications Ltd .............        94,134
       1,663        Societe Television Francaise 1 (T.F.1) .......        37,890
         559        Swisscom AG. (Regd) ..........................       171,863
       2,716        Tandberg ASA .................................         6,849
       2,228        TDC a/s ......................................        52,544
       1,798      * Tele2 AB (B Shs) .............................        54,392
     141,617        Telecom Corp of New Zealand Ltd ..............       354,716
      80,634        Telecom Italia S.p.A .........................       556,083
     291,696        Telefonica S.A ...............................     2,727,821
       5,674        Telefonica S.A. (New) ........................        53,061
       2,241      * Telekom Austria AG ...........................        22,987
       6,593        Telenor ASA ..................................        21,169
       4,000        Television Broadcasts Ltd ....................        12,257
      37,880        TeliaSonera AB ...............................       108,561
      43,600        Telstra Corp Ltd .............................       107,234
       8,501      * Terra Networks S.A ...........................        40,816
     442,176        TIM S.p.A ....................................     1,804,560
       1,578        Tokyo Broadcasting System, Inc ...............        18,883
   2,452,663        Vodafone Group plc ...........................     4,458,323
     118,015        Vodafone Group plc (Spon ADR) ................     2,150,233
       2,322        Vodafone-Panafon S.A .........................        12,720
                                                                    ------------
                    TOTAL COMMUNICATIONS                              21,576,067
                                                                    ------------
 DEPOSITORY INSTITUTIONS--14.58%
       5,000        77 Bank Ltd ..................................        18,342
     192,105        ABN Amro Holding NV ..........................     2,808,976
      84,183        Allied Irish Banks plc .......................     1,162,036
       2,574        Alpha Bank S.A ...............................        27,975
      14,000      * Ashikaga Financial Group, Inc ................        15,939
      75,719      * Australia & New Zealand Banking Group Ltd ....       820,423
      40,470        BNP Paribas ..................................     1,620,704
      46,000        BOC Hong Kong Holdings Ltd ...................        48,067
       6,257        Banco BPI S.A. (Regd) ........................        15,157
       2,226        Banca Fideuram S.p.A .........................         9,109
      23,471        Banca Monte dei Paschi di Siena S.p.A ........        53,144
      13,085      * Banca Nazionale del Lavoro S.p.A .............        16,506
       9,269        Banca Popolare di Milano .....................        35,400
     123,752        Banco Bilbao Vizcaya Argentaria S.A ..........     1,030,342
      27,886        Banco Comercial Portugues S.A. (Regd) ........        38,037
      27,886      * Banco Comercial Portugues S.A. Rts ...........         3,043
       2,275        Banco Espirito Santo S.A. (Regd) .............        29,790
     505,207        Banco Santander Central Hispano S.A ..........     3,225,000
      27,562        Bank Of East Asia Ltd ........................        50,534
      14,000        Bank Of Fukuoka Ltd ..........................        52,184
      25,345        Bank Of Ireland (Dublin) .....................       268,544
      13,774        Bank Of Ireland (London) .....................       147,146
      20,000        Bank Of Yokohama Ltd .........................        62,405
     285,401        Barclays plc .................................     1,646,585


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  37

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 DEPOSITORY INSTITUTIONS--(CONTINUED)
      10,824      * Bayerische Hypo-und Vereinsbank AG ...........  $     81,261
      11,568      * Capitalia S.p.A ..............................        16,284
      14,000        Chiba Bank Ltd ...............................        40,378
       1,028        Commercial Bank Of Greece ....................        10,118
      55,894        Commonwealth Bank of Australia ...............       879,884
      49,434        Credit Suisse Group ..........................       859,595
      72,573        DBS Group Holdings Ltd .......................       378,252
      12,903        Danske Bank a/s ..............................       215,189
      21,573        Deutsche Bank AG. (Regd) .....................       906,308
      13,197        Dexia ........................................       120,245
      11,934        DnB Holding ASA ..............................        47,199
       2,330        EFG Eurobank Ergasias S.A ....................        23,188
         524        Erste Bank Der Oesterreichischen Sparkassen AG.       37,395
      25,946        Fortis .......................................       337,482
       1,885        Gjensidige Nor ASA ...........................        54,420
       7,000        Gunma Bank Ltd ...............................        26,151
     382,831        HSBC Holdings plc (United Kingdom) ...........     3,915,139
      33,700        Hang Seng Bank Ltd ...........................       343,505
      13,000      * Hokuriku Bank Ltd ............................        15,348
      78,310        Banca Intesa S.p.A ...........................       174,322
      27,454        Banca Intesa S.p.A. (Rnc) ....................        43,139
      17,000        Joyo Bank Ltd ................................        44,586
       4,043        KBC Bancassurance Holding NV .................       122,690
     170,577        Lloyds TSB Group plc .........................       868,185
       2,911        Macquarie Bank Ltd ...........................        43,450
          73        Mitsubishi Tokyo Financial Group, Inc ........       277,028
       7,000        Mitsui Trust Holdings, Inc ...................        12,515
         118      * Mizuho Financial Group, Inc ..................        96,327
      66,386        National Australia Bank Ltd ..................     1,281,740
       3,778        National Bank Of Greece S.A ..................        37,268
       1,270        Nordea AB (Finland) ..........................         5,617
      81,118        Nordea AB (Sweden) ...........................       357,805
      19,739        Oversea-Chinese Banking Corp Ltd .............       105,676
       1,796        Piraeus Bank S.A .............................         9,877
      82,150        Resona Holdings, Inc .........................        39,489
     257,911        Royal Bank Of Scotland Group plc .............     5,809,256
      27,050        Sanpaolo IMI S.p.A ...........................       183,891
       8,000        Shizuoka Bank Ltd ............................        51,611
       9,523        Skandinaviska Enskilda Banken (A Shs) ........        82,550
      11,125        Societe Generale (A Shs) .....................       574,446
     147,953        Standard Chartered plc .......................     1,575,060
          68        Sumitomo Mitsui Financial Group Inc ..........       121,572
      19,000        Sumitomo Trust & Banking Co Ltd ..............        51,273
       8,158        Suncorp-Metway Ltd ...........................        50,137
       4,000        Suruga Bank Ltd ..............................        15,078
      23,364        Svenska Handelsbanken AB (A Shs) .............       329,286
      64,660        UBS AG. (Regd) ...............................     2,751,082
          53        UFJ Holdings, Inc ............................        52,741
     110,144        UniCredito Italiano S.p.A ....................       419,460
      23,056        United Overseas Bank Ltd .....................       134,536
      52,142        Westpac Banking Corp .........................       475,162
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                     37,709,584
                                                                    ------------
 EATING AND DRINKING PLACES--0.23%
       1,504      * Autogrill S.p.A ..............................        11,816
      43,200        Compass Group plc ............................       184,538
      14,800        Doutor Coffee Co Ltd .........................       205,937
      72,413        Granada plc ..................................        65,242
         830        Saizeriya Co Ltd .............................         7,461
       1,230        Skylark Co Ltd ...............................        14,418
         931        Sodexho Alliance S.A .........................        19,130
         734      * Telepizza S.A ................................           777
          90        Valora Holding AG ............................        15,001
       9,418        Whitbread plc ................................        78,006
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                     602,326
                                                                    ------------
 EDUCATIONAL SERVICES--0.09%
      20,700        Benesse Corp .................................       235,664
                                                                    ------------
                    TOTAL EDUCATIONAL SERVICES                           235,664
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.63%
       1,126      * ACEA S.p.A ...................................         4,018
       2,508        AWG plc ......................................        20,852
       1,019        Aguas de Barcelona S.A .......................        11,108
       7,978        Australian Gas Light Co Ltd ..................        53,514
     121,521        BG Group plc .................................       461,478
      37,860        CLP Holdings Ltd .............................       156,790
      90,040        Centrica plc .................................       205,299
      11,500        Chubu Electric Power Co, Inc .................       204,630
       3,887        Contact Energy Ltd ...........................         9,090
      19,747        E.ON AG ......................................       814,081
         679        Electrabel S.A ...............................       163,744
      31,121        Electricidade de Portugal S.A ................        53,316
      18,638        Endesa S.A ...................................       226,766
      84,004        Enel S.p.A ...................................       479,409
       4,809        Gas Natural SDG S.A ..........................        80,183
       4,000      * Hitachi Zosen Corp ...........................         1,822
     275,599        Hong Kong & China Gas Co Ltd .................       339,223
     105,100        Hong Kong Electric Holdings Ltd ..............       419,082
     199,846        Iberdrola S.A ................................     3,255,815
      19,307      * International Power plc ......................        25,711
       2,085      * Italgas S.p.A ................................        29,076
      13,600        Kansai Electric Power Co, Inc ................       205,525
      13,618        Kelda Group plc ..............................        88,146
       1,000        Kurita Water Industries Ltd ..................         8,636
       8,400        Kyushu Electric Power Co, Inc ................       122,550
      59,984        National Grid Transco plc ....................       367,403
          56        Oest Elektrizitatswirts (A Shs) ..............         4,965
      41,000        Osaka Gas Co Ltd .............................       108,222
         355        Public Power Corp ............................         5,106
       7,217        RWE AG .......................................       161,441
      16,897        Scottish & Southern Energy plc ...............       169,864
      42,722        Scottish Power plc ...........................       253,907
       5,360        Severn Trent plc .............................        60,662
      30,869        Snam Rete Gas S.p.A ..........................       108,463
          10      * Sociedad General de Aguas de Barcelona S.A ...           107
         500      * Suez S.A. (Belguim) ..........................             5
      13,821        Suez S.A. (France) ...........................       160,618
       8,961        Tohoku Electric Power Co, Inc ................       129,979
      63,354        Tokyo Electric Power Co, Inc .................     1,210,127
      44,000        Tokyo Gas Co Ltd .............................       136,549
       1,652        Tomra Systems ASA ............................         7,126
       3,039        Union Fenosa S.A .............................        38,633
      12,571        United Utilities plc .........................       116,440
     108,448      * Vivendi Universal S.A ........................     1,453,197
          17        West Japan Railway Co ........................        53,761
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        11,986,439
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.80%
       8,677      * ABB Ltd ......................................        20,353
      18,605      * ARM Holdings plc .............................        15,072
       2,500        ASM Pacific Technology Ltd ...................         5,978
     330,460      * ASML Holding NV ..............................     2,145,558
       9,558        Advantest Corp ...............................       340,148
         680        Aixtron AG ...................................         1,788
     134,626        Alcatel S.A ..................................       921,088
       2,556        Alps Electric Co Ltd .........................        30,716
       2,704      * Alstom .......................................         4,160
         107        Bang & Olufsen a/s (B Shs) ...................         1,902
         125        Barco NV .....................................         6,043
       8,721      * Chartered Semiconductor Manufacturing Ltd ....         3,113
       4,255        Electrocomponents plc ........................        17,285
       6,268        Electrolux AB Series B .......................        99,428


                       SEE NOTES TO FINANCIAL STATEMENTS

38  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
         773      * Energy Developments Ltd ......................  $        841
         449      * Epcos AG .....................................         5,326
       1,850        Fisher & Paykel Appliances Holdings Ltd ......         9,688
       1,128        Fisher & Paykel Healthcare Corp ..............         5,845
         400        Fuji Machine Manufacturing Co Ltd ............         3,036
      30,106        Fujitsu Ltd ..................................        81,244
      15,000        Furukawa Electric Co Ltd .....................        31,245
      11,900        Futaba Corp ..................................       229,309
       9,700        Hirose Electric Co Ltd .......................       636,414
       6,337      * Infineon Technologies AG .....................        42,942
     275,881        Johnson Electric Holdings Ltd ................       302,429
      10,921        Kidde plc ....................................        11,479
      55,057        Koninklijke Philips Electronics NV ...........       864,526
         383      * Kudelski S.A. (Br) ...........................         4,648
       3,370        Kyocera Corp .................................       167,107
      11,000        Mabuchi Motor Co Ltd .........................       838,590
      47,931        Matsushita Electric Industrial Co Ltd ........       409,463
      12,000        Matsushita Electric Works Ltd ................        62,540
      22,800        Melco, Inc ...................................       450,885
      35,789        Mitsubishi Electric Corp .....................        98,693
      20,998        Murata Manufacturing Co Ltd ..................       816,333
      29,733      * NEC Corp .....................................        98,040
       2,000        NGK Spark Plug Co Ltd ........................        13,729
      14,000        Nichicon Corp ................................       164,345
       2,000        Nitto Denko Corp .............................        53,466
     231,767        Nokia Oyj ....................................     3,247,290
      10,000      * Oki Electric Industry Co Ltd .................        21,842
       2,636        Pioneer Corp .................................        54,796
      31,000        Rinnai Corp ..................................       627,425
       6,336        Rohm Co Ltd ..................................       687,139
      11,009        STMicroelectronics NV ........................       208,426
      26,770        Sanyo Electric Co Ltd ........................        73,145
       4,083        Schneider Electric S.A .......................       191,135
      16,317        Sharp Corp ...................................       160,996
      61,331        Sony Corp ....................................     2,154,705
       2,000        Stanley Electric Co Ltd ......................        25,249
      11,778        Sumitomo Electric Industries Ltd .............        73,501
       2,200        TDK Corp .....................................        84,045
     128,000      * Taiwan Semiconductor .........................       155,817
       3,166        Taiyo Yuden Co Ltd ...........................        26,005
       3,388        Thomson ......................................        38,005
       9,201        Tokyo Electron Ltd ...........................       360,032
       5,900        Tokyo Ohka Kogyo Co Ltd ......................        82,345
      63,488        Toshiba Corp .................................       167,581
         273        Unaxis Holding AG. (Regd) ....................        17,908
      12,451        Venture Corp Ltd .............................        98,753
       2,542        Yamaha Corp ..................................        28,618
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     17,599,553
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.02%
          73        Bellsystem 24, Inc ...........................        10,466
      14,000        SembCorp Industries Ltd ......................         8,645
      20,927        Singapore Technologies Engineering Ltd .......        21,103
       1,070        Vedior NV ....................................         4,717
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES             44,931
                                                                    ------------
 FABRICATED METAL PRODUCTS--1.29%
     148,025        Amcor Ltd ....................................       725,452
       5,565        Assa Abloy AB (B Shs) ........................        45,615
         104        Boehler-Uddeholm AG ..........................         5,301
       6,234        European Aeronautic Defense & Space Co .......        46,938
          50      * Fischer (Georg) Ltd (Regd) ...................         3,737
      11,984        GKN plc ......................................        30,497
       6,021        Geberit AG. (Regd) ...........................     1,886,783
       5,000        Hitachi Cable Ltd ............................        10,204
       6,101        Novar plc ....................................        10,801
       6,000        SMC Corp .....................................       469,556
       6,508        Tostem Inax Holding Corp .....................        69,097
       3,815        Toyo Seikan Kaisha Ltd .......................        36,323
                                                                    ------------
                    TOTAL FABRICATED METAL PRODUCTS                    3,340,304
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--4.27%
      59,175        Ajinomoto Co, Inc ............................       608,318
         137        Ariake Japan Co Ltd ..........................         3,322
      12,185        Asahi Breweries Ltd ..........................        77,171
       2,210      * BRL Hardy Ltd ................................        14,009
      46,453        Cadbury Schweppes plc ........................       245,977
         445        Carlsberg a/s (A Shs) ........................        13,568
      11,688        Coca-Cola Amatil Ltd .........................        39,906
       2,152        Coca-Cola Hellenic Bottling Co S.A ...........        27,381
         500        Coca-Cola West Japan Co Ltd ..................         8,205
       1,290        DCC plc ......................................        13,725
       1,540        Danisco a/s ..................................        49,896
      70,167        Diageo plc ...................................       720,912
      35,810        Foster's Group Ltd ...........................        95,865
       3,700        Fraser & Neave Ltd ...........................        16,560
      30,800        Fuji Oil Co Ltd ..............................       245,714
      44,062        Goodman Fielder Ltd ..........................        43,401
       2,745        Greencore Group plc ..........................         7,488
      17,616        Groupe Danone ................................     2,224,053
       3,986        Heineken NV ..................................       147,840
       2,430        Hite Brewery Co Ltd ..........................       111,383
         187        House Foods Corp .............................         1,735
         300        Ito En Ltd ...................................         9,740
       3,003        Interbrew S.A ................................        60,819
       1,100        Katokichi Co Ltd .............................        17,801
       2,102        Kerry Group (Class A) ........................        28,213
       3,000        Kikkoman Corp ................................        19,177
      12,374        Kirin Brewery Co Ltd .........................        92,560
       7,459        LVMH Moet Hennessy Louis Vuitton S.A .........       294,316
       6,000        Meiji Dairies Corp ...........................        18,873
       4,000        Meiji Seika Kaisha Ltd .......................        12,043
      14,953        Nestle S.A. (Regd) ...........................     2,959,730
       6,000        Nichirei Corp ................................        18,317
       5,000        Nippon Meat Packers, Inc .....................        47,900
       4,663        Nisshin Seifun Group, Inc ....................        33,189
       1,200        Nissin Food Products Co Ltd ..................        24,895
       1,450      * Numico NV ....................................         9,130
       2,849        Orkla ASA ....................................        42,401
      13,444        Parmalat Finanziaria S.p.A ...................        26,846
      17,573        Pernod-Ricard ................................     1,497,619
       2,700        QP Corp/Japan ................................        20,379
       7,425        SABMiller plc ................................        46,476
       3,000        Sapporo Breweries Ltd ........................         6,350
      14,258        Scottish & Newcastle plc .....................        76,344
       2,883        Singapore Food Industries Ltd ................         1,176
       2,000      * Snow Brand Milk Products Co Ltd ..............         4,419
      13,226        Southcorp Ltd ................................        25,976
       2,235        Takara Holdings, Inc .........................        10,555
      13,363        Tate & Lyle plc ..............................        63,155
      87,287        Unilever plc .................................       808,506
       3,000        Yakult Honsha Co Ltd .........................        40,201
       2,000        Yamazaki Baking Co Ltd .......................        11,199
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                   11,044,734
                                                                    ------------
 FOOD STORES--0.75%
      11,058        Carrefour S.A ................................       418,828
         934        Casino Guichard-Perrachon S.A ................        59,113
          39      * Casino Guichard-Perrachon A Wts 12/15/03 .....             0
          39      * Casino Guichard-Perrachon B Wts 12/15/05 .....            26
      21,134        Coles Myer Ltd ...............................        79,182
         179        Colruyt S.A ..................................        10,821
       1,233        Delhaize Group ...............................        22,254


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  39

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 FOOD STORES--(CONTINUED)
         800        FamilyMart Co Ltd ............................  $     14,033
       6,452        Ito-Yokado Co Ltd ............................       174,114
         420      * Jeronimo Martins SGPS S.A ....................         3,025
       1,200        Lawson, Inc ..................................        34,610
       3,000      * Mycal Corp ...................................            25
       9,480      * Royal Ahold NV ...............................        31,654
      18,329        Safeway plc ..................................        75,544
      36,477        Sainsbury (J) plc ............................       126,846
       5,000      * Seiyu Ltd ....................................        10,963
       6,000        Seven-Eleven Japan Co Ltd ....................       158,374
     145,679        Tesco plc ....................................       410,452
       3,741        UNY Co Ltd ...................................        29,403
      37,926        Woolworths Ltd ...............................       280,296
                                                                    ------------
                    TOTAL FOOD STORES                                  1,939,563
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.11%
          22        Forbo Holding AG. (Regd) .....................         6,430
      62,967        Hitachi Ltd ..................................       219,307
       1,100        Shimachu Co Ltd ..............................        20,733
       2,400        Yamada Denki Co Ltd ..........................        45,336
                                                                    ------------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES           291,806
                                                                    ------------
 GENERAL BUILDING CONTRACTORS--0.41%
       1,486        ACS Actividades de Construccion y
                      Servicios S.A. .............................        52,440
      10,808        Allgreen Properties Ltd ......................         5,082
       3,026        Amec plc .....................................         9,315
       8,360        Barratt Developments plc .....................        51,536
       4,892        Berkeley Group plc ...........................        47,942
       3,789        Bouygues S.A .................................        76,241
       3,100        Daito Trust Construction Co Ltd ..............        63,265
       9,000        Daiwa House Industry Co Ltd ..................        51,838
       6,300        Fletcher Building Ltd ........................        11,940
       3,369        Grupo Dragados S.A ...........................        62,607
       4,360        Leighton Holdings Ltd ........................        23,186
       1,137      * NH Hoteles S.A ...............................         9,280
       7,000        Nishimatsu Construction Co Ltd ...............        19,481
       7,000        Obayashi Corp ................................        17,001
      88,400        Shimizu Corp .................................       199,045
       7,624        Skanska AB (B Shs) ...........................        34,798
      72,100        Sumitomo Realty & Development Co Ltd .........       238,955
      11,000        Taisei Corp ..................................        20,594
       7,748        Taylor Woodrow plc ...........................        21,493
       2,000        Toda Corp ....................................         3,458
      13,425        Wimpey (George) plc ..........................        50,610
                                                                    ------------
                    TOTAL GENERAL BUILDING CONTRACTORS                 1,070,107
                                                                    ------------
 GENERAL MERCHANDISE STORES--0.73%
       5,225        Aeon Co Ltd ..................................       104,650
       3,000      * Daiei, Inc ...................................         3,314
       4,000        Daimaru, Inc .................................        14,066
       8,876        David Jones Ltd ..............................         5,847
      40,000        Giordano International Ltd ...................        12,437
       2,845        Hagemeyer NV .................................        10,772
      97,000        Hankyu Department Stores, Inc ................       527,618
       4,000        Isetan Co Ltd ................................        26,649
         395        KarstadtQuelle AG ............................         5,125
       1,041        Kesko Oyj (B Shs) ............................        12,200
      61,137        Kingfisher plc ...............................       222,263
       2,644        Koninklijke Vendex KBB NV ....................        19,821
      90,530        Marks & Spencer Group plc ....................       403,531
       3,354        Marui Co Ltd .................................        28,200
       2,487        Metro AG .....................................        52,431
       8,000        Mitsukoshi Ltd ...............................        20,442
       1,149        Pinault-Printemps-Redoute S.A ................        59,104
       9,528      * Sonae SPGS S.A ...............................         3,847
      88,500        Takashimaya Co Ltd ...........................       351,522
       3,040        Warehouse Group Ltd ..........................         9,400
       6,088        Waterford Wedgwood plc (Units) ...............         1,661
                                                                    ------------
                    TOTAL GENERAL MERCHANDISE STORES                   1,894,900
                                                                    ------------
 HEALTH SERVICES--0.01%
       6,000        Parkway Holdings Ltd .........................         2,600
       3,234        Sonic Healthcare Ltd .........................        11,687
                                                                    ------------
                    TOTAL HEALTH SERVICES                                 14,287
                                                                    ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--1.65%
       4,946        Acesa Infraestructuras S.A ...................        63,793
         753        Autoroutes Du Sud De La France ...............        19,227
       3,676        Balfour Beatty plc ...........................         8,541
       4,422        Brisa-Auto Estradas de Portugal S.A ..........        23,644
       1,908        Fomento de Construcciones y Contratas S.A ....        47,865
      32,704        Grupo Ferrovial S.A ..........................       847,914
         964        Hellenic Technodomiki Tev S.A ................         5,596
       4,000        JGC Corp .....................................        28,504
     203,200        Kajima Corp ..................................       375,281
       4,000        Okumura Corp .................................        13,560
       2,487        Technical Olympic S.A ........................         6,405
       5,222        Transurban Group .............................        13,790
          96      * VA Technologie AG ............................         1,844
      48,256        Vinci S.A ....................................     2,817,148
                                                                    ------------
                    TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING          4,273,112
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--2.19%
       7,651        Canary Wharf Group plc .......................        17,536
      10,653        Compagnie Financiere Richemont AG. (Units)
                      (A Shs) ....................................       145,435
      16,990        Deutsche Office Trust ........................        11,807
       1,599        Drott AB (B Shs) .............................        17,633
      80,033        Hutchison Whampoa Ltd ........................       436,108
      47,300        iShares MSCI EAFE Index Fund .................     4,285,380
       8,000        JFE Holdings, Inc ............................       101,198
       4,375        Land Securities Group plc ....................        50,655
       4,362        Lend Lease Corp Ltd ..........................        24,514
     174,348        Macquarie Infrastructure Group ...............       330,826
      22,346        Principal Office Fund ........................        19,580
         200      * QPL International Holdings Ltd ...............             1
       3,532        Schroders plc ................................        27,649
       3,014        Softbank Corp ................................        35,076
      14,000        Sumitomo Corp ................................        63,400
       1,449      * Westfield Trust ..............................         2,986
      39,442        Westfield Trust (Units) ......................        81,277
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES         5,651,061
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--0.15%
       3,515        Accor S.A ....................................        97,117
       4,776        Aristocrat Leisure Ltd .......................         4,704
         134      * Club Mediterranee S.A ........................         2,457
      54,671        Hilton Group plc .............................       119,038
       3,000        Hotel Properties Ltd .........................         1,649
       1,000        Overseas Union Enterprise Ltd ................         3,258
      19,268        Shangri-La Asia Ltd ..........................        12,599
      14,601        Six Continents plc ...........................       139,051
       3,395        Sky City Entertainment Group Ltd .............        14,863
       1,155        Sol Melia S.A ................................         3,731
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                398,467
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--1.52%
       3,879        Aggreko plc ..................................         8,461
       6,331        Amada Co Ltd .................................        15,964
       1,000        Amano Corp ...................................         4,976
         311        Athens Water Supply & Sewage Co S.A ..........           994
       3,611        Atlas Copco AB (B Shs) .......................        66,437
         665        Buderus AG ...................................        18,214
         750        Creative Technology Ltd ......................         4,546
       1,000        Daifuku Co Ltd ...............................         3,171


                       SEE NOTES TO FINANCIAL STATEMENTS

40  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       3,000        Daikin Industries Ltd ........................  $     49,308
       2,000      * Dainippon Screen Manufacturing Co Ltd ........         6,662
      35,940        Dixons Group plc .............................        48,571
       3,000        Ebara Corp ...................................         9,260
       7,353        FKI plc ......................................         7,438
         390      * FLS Industries a/s (B Shs) ...................         2,579
       8,530        Futuris Corp Ltd .............................         7,217
      38,000        GES International Ltd ........................         6,135
         463        Hoganas AB (B Shs) ...........................         7,672
      17,000        Ishikawajima-Harima Heavy Industries Co Ltd ..        16,200
         137        KCI Konecranes Oyj ...........................         2,609
      24,404        Komatsu Ltd ..................................        89,730
       1,092        Komori Corp ..................................         9,393
       1,013        Kone Oyj (B Shs) .............................        30,951
       1,000        Koyo Seiko Co Ltd ............................         5,136
      14,000        Kubota Corp ..................................        35,183
       2,470        Linde AG .....................................        78,567
         800      * Logitech International S.A. (Regd) ...........        23,530
       1,204        Makita Corp ..................................         8,438
       1,456        Metso Oyj ....................................        14,855
       3,000        Minebea Co Ltd ...............................         9,841
      66,000        Mitsubishi Heavy Industries Ltd ..............       158,071
       1,000        Mori Seiki Co Ltd ............................         4,815
         199      * NEG Micon a/s ................................         2,076
       7,592        NSK Ltd ......................................        20,616
      10,704        NTN Corp .....................................        42,426
         626        Nidec Corp ...................................        35,265
       2,185        OCE NV .......................................        17,214
       5,000        Omron Corp ...................................        79,440
         454        Ostasiatiske Kompagni ........................        10,273
       1,921        SKF AB (B Shs) ...............................        49,164
       1,000        Sanden Corp ..................................         3,980
     126,195        Sandvik AB ...................................     2,842,716
          38      * Schindler Holding AG. (Pt Cert) ..............         5,624
         100      * Schindler Holding AG. (Regd) .................        16,131
          33        Sulzer AG. (Regd) ............................         4,047
       2,100        THK Co Ltd ...................................        20,189
       1,000        Takuma Co Ltd ................................         5,330
         208        Tecan Group AG ...............................         5,148
         100        Union Tool Co ................................         2,479
       2,797        Vestas Wind Systems a/s ......................        21,166
         438        Wartsila Oyj (B Shs) .........................         4,474
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT           3,942,682
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--4.49%
      48,922        Canon, Inc ...................................     1,708,021
       3,000        Casio Computer Co Ltd ........................        18,646
       9,241        Citizen Watch Co Ltd .........................        49,408
       1,492        Cochlear Ltd .................................        30,024
         307        Coloplast a/s (B Shs) ........................        20,412
       2,723        Essilor International S.A ....................       105,750
       2,006        Fanuc Ltd ....................................        86,953
         332        Fresenius Medical Care AG ....................        16,799
      68,632        Fuji Photo Film Co Ltd .......................     2,106,767
       2,944        Gambro AB (A Shs) ............................        12,326
       1,483        Gambro AB (B Shs) ............................         6,192
       8,395        IMI plc ......................................        34,468
      63,771        Invensys plc .................................        10,584
       4,820        Keyence Corp .................................       745,478
       4,000        Konica Corp ..................................        31,675
       2,381        Luxottica Group S.p.A ........................        25,488
       2,470      * Nikon Corp ...................................        17,226
      56,418        Nobel Biocare Holding AG .....................     2,984,858
       3,000        Olympus Optical Co Ltd .......................        46,526
      36,767      * PCCW Ltd .....................................        20,742
      21,800        Paris Miki, Inc ..............................       242,855
         440        Phonak Holding AG ............................         3,923
      12,000        Ricoh Co Ltd .................................       187,519
       3,000      * ST Assembly Test Services Ltd ................         1,972
         393        Sagem S.A ....................................        26,374
      12,715        Smith & Nephew plc ...........................        77,779
       5,198        Synthes-Stratec, Inc .........................     2,888,526
       3,708        The Swatch Group AG. (Regd) ..................        63,243
       1,000        Ushio, Inc ...................................         9,521
         349      * William Demant Holding .......................         7,256
       6,000        Yokogawa Electric Corp .......................        39,872
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS            11,627,183
                                                                    ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.00%
         550        MLP AG .......................................         3,877
                                                                    ------------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE            3,877
                                                                    ------------
 INSURANCE CARRIERS--3.14%
      19,074      * AMP Ltd ......................................        80,915
      51,906        AXA ..........................................       612,843
      65,863        Aegon NV .....................................       494,464
     166,000        Aioi Insurance Co Ltd ........................       338,776
       4,861        Alleanza Assicurazioni S.p.A .................        36,494
       6,305        Allianz AG. (Regd) ...........................       312,353
      48,579        Assicurazioni Generali S.p.A .................     1,000,818
     100,365        Aviva plc ....................................       558,420
       2,940        Corporacion Mapfre S.A .......................        23,933
         270        Daido Life Insurance Co Ltd ..................       507,758
     206,400        Fuji Fire & Marine Insurance Co Ltd ..........       362,044
      72,546        ING Groep NV .................................       838,328
     166,333        Insurance Australia Group Ltd ................       291,494
     229,888        Legal & General Group plc ....................       252,544
       2,157        Mediolanum S.p.A .............................         9,015
          26        Millea Holdings, Inc .........................       161,376
      25,500        Mitsui Sumitomo Insurance Co Ltd .............       109,243
       3,085        Muenchener Rueckver AG. (Regd) ...............       176,734
      26,000        Nipponkoa Insurance Co Ltd ...................        83,758
      46,700        Nissay Dowa General Insurance Co Ltd .........       157,137
         170        Pohjola Group plc (D Shs) ....................         2,681
      73,501        Prudential plc ...............................       358,413
       8,919        QBE Insurance Group Ltd ......................        45,220
       9,099        RAS S.p.A ....................................       113,089
      25,970        Royal & Sun Alliance Insurance Group plc .....        28,016
       4,576        Sampo Oyj (A Shs) ............................        27,963
      34,823        Skandia Forsakrings AB .......................        72,694
      17,000        Sompo Japan Insurance, Inc ...................        79,423
       1,516      * Storebrand ASA ...............................         5,056
      10,861        Swiss Reinsurance Co (Regd) ..................       532,823
         263      * Topdanmark a/s ...............................         7,652
       2,010      * Tower Ltd ....................................         2,272
       5,299        Zurich Financial Services AG .................       450,912
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           8,134,661
                                                                    ------------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.19%
          20        Central Japan Railway Co .....................       119,582
          62        East Japan Railway Co ........................       270,838
       8,000        Keio Electric Railway Co Ltd .................        38,253
      29,001        MTR Corp .....................................        31,048
      12,000        SMRT Corp Ltd ................................         3,535
      26,614        Stagecoach Group plc .........................        17,879
                                                                    ------------
                    TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT         481,135
                                                                    ------------
 LUMBER AND WOOD PRODUCTS--0.04%
       4,360      * Fletcher Challenge Forests Ltd ...............         2,489
         788        Holmen AB (B Shs) ............................        18,355
      12,365        Sekisui House Ltd ............................        88,113
                                                                    ------------
                    TOTAL LUMBER AND WOOD PRODUCTS                       108,957
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  41

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 METAL MINING--0.74%
     116,238        Alumina Ltd ..................................  $    287,292
       2,354        Iluka Resources Ltd ..........................         5,704
       4,358        Johnson Matthey plc ..........................        50,768
     212,345        MIM Holdings Ltd .............................       192,480
      24,000      * Mitsubishi Materials Corp ....................        22,668
     104,312        Mitsui Mining & Smelting Co Ltd ..............       258,625
       5,445        Newcrest Mining Ltd ..........................        20,927
           2        Newmont Mining Corp ..........................             5
       2,487        Outokumpu Oyj ................................        21,711
      19,976        Rio Tinto Ltd ................................       374,579
      19,508        Rio Tinto plc ................................       363,549
       1,275      * Sons of Gwalia Ltd ...........................         1,325
       6,036        Sumitomo Metal Mining Co Ltd .................        18,936
         284        Umicore ......................................        11,984
     131,723      * WMC Resources Ltd ............................       291,337
                                                                    ------------
                    TOTAL METAL MINING                                 1,921,890
                                                                    ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.09%
         700        Aderans Co Ltd ...............................        13,872
         588        Amer Group plc ...............................        18,190
       1,843        Bulgari S.p.A ................................         7,642
       2,040        Nintendo Co Ltd ..............................       166,187
         125      * RHI AG .......................................         1,120
         714      * SNIA S.p.A ...................................         1,204
       2,200      * Sega Corp ....................................        12,449
         480        Societe BIC S.A ..............................        15,530
                                                                    ------------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES         236,194
                                                                    ------------
 MISCELLANEOUS RETAIL--0.21%
         142        Folli-Follie S.A .............................         1,695
      41,043        GUS plc ......................................       315,939
         230        Hellenic Duty Free Shops S.A .................         2,038
      11,048        Next plc .....................................       148,261
       5,000        Nippon Mining Holdings, Inc ..................        10,204
      46,674        Signet Group plc .............................        55,147
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                           533,284
                                                                    ------------
 MOTION PICTURES--0.02%
         500        Avex, Inc ....................................         5,186
       5,775        Rank Group plc ...............................        21,451
       2,000        Toho Co Ltd ..................................        18,603
                                                                    ------------
                    TOTAL MOTION PICTURES                                 45,240
                                                                    ------------
 NONDEPOSITORY INSTITUTIONS--1.12%
       1,461        Acom Co Ltd ..................................        38,194
         900        Aiful Corp ...................................        29,600
       2,600        Credit Saison Co Ltd .........................        44,839
     136,824        HBOS plc .....................................     1,404,679
      10,684        Irish Life & Permanent plc ...................       110,755
       5,048        Mediobanca S.p.A .............................        39,826
       8,400        ORIX Corp ....................................       432,113
       1,300        Promise Co Ltd ...............................        36,178
       2,592        Provident Financial plc ......................        22,718
      10,530        SFCG Co Ltd ..................................       683,766
       1,140        Takefuji Corp ................................        54,318
                                                                    ------------
                    TOTAL NONDEPOSITORY INSTITUTIONS                   2,896,986
                                                                    ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.01%
       4,000        Dowa Mining Co Ltd ...........................        14,134
                                                                    ------------
                    TOTAL NONMETALLIC MINERALS, EXCEPT FUELS              14,134
                                                                    ------------
 OIL AND GAS EXTRACTION--3.44%
     139,100        CNOOC Ltd ....................................       185,480
       1,618        Groupe Bruxelles Lambert S.A .................        58,264
      43,469        IHC Caland NV ................................     1,853,697
         320        OMV AG .......................................        34,562
     211,104        Origin Energy Ltd ............................       543,449
     376,828        Shell Transport & Trading Co plc .............     2,275,319
         398        Smedvig ASA (A Shs) ..........................         1,645
         223        Smedvig a/s (B Shs) ..........................           824
       6,733        Statoil ASA ..................................        52,423
         162        Technip-Coflexip S.A .........................        11,093
      30,732        Total Fina Elf S.A ...........................     3,889,027
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                       8,905,783
                                                                    ------------
 PAPER AND ALLIED PRODUCTS--0.50%
       1,138        Buhrmann NV ..................................         2,558
       9,275        Bunzl plc ....................................        56,296
      15,031        Carter Holt Harvey Ltd .......................        14,826
       2,818        De La Rue plc ................................         8,218
          78        Mayr-Melnhof Karton AG .......................         6,294
       5,000      * Mitsubishi Paper Mills Ltd ...................         5,735
       4,000        NGK Insulators Ltd ...........................        18,924
          15        Nippon Unipac Holding ........................        55,912
           1        Nord-Est .....................................            13
       1,056        Norske Skogindustrier ASA ....................        13,461
     138,500        OJI Paper Co Ltd .............................       558,298
       8,461        Rexam plc ....................................        47,210
      11,983        Stora Enso Oyj (R Shs) .......................       110,491
       7,766        Svenska Cellulosa AB (B Shs) .................       245,007
       9,938        UPM-Kymmene Oyj ..............................       128,506
         529        Uni-Charm Corp ...............................        20,789
                                                                    ------------
                    TOTAL PAPER AND ALLIED PRODUCTS                    1,292,538
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--5.41%
     188,903        BHP Billiton Ltd .............................     1,059,350
     581,239        BP plc .......................................     3,739,254
      60,628        BP plc (Spon ADR) ............................     2,339,635
     143,603        ENI S.p.A ....................................     1,918,004
       9,601        Fortum Oyj ...................................        64,431
       1,094        Hellenic Petroleum S.A .......................         5,754
      32,000        Nippon Oil Corp ..............................       134,660
       2,947        Norsk Hydro ASA ..............................       111,273
      16,894        Repsol YPF S.A ...............................       243,707
     101,418        Royal Dutch Petroleum Co .....................     4,133,426
      14,030        Santos Ltd ...................................        49,683
       5,000        Showa Shell Sekiyu KK ........................        32,215
       2,000        Teikoku Oil Co Ltd ...........................         6,763
       4,000        TonenGeneral Sekiyu KK .......................        24,861
      20,957        Woodside Petroleum Ltd .......................       138,041
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                 14,001,057
                                                                    ------------
 PRIMARY METAL INDUSTRIES--0.38%
         976        Acerinox S.A .................................        35,135
          84        Aluminum of Greece S.A.I.C ...................         1,578
       4,171        Arcelor ......................................        36,684
      96,542        BHP Billiton plc .............................       483,739
      26,165        BHP Steel Ltd ................................        51,071
         265        Bekaert S.A ..................................         9,684
      56,649      * Corus Group plc ..............................         5,847
         647        Group 4 Falck a/s ............................         9,887
         220        NKT Holding a/s ..............................         2,392
     109,000        Nippon Steel Corp ............................       130,528
      15,852        OneSteel Ltd .................................        16,093
         641        Pechiney S.A. (A Shs) ........................        15,626
       1,224      * Rautaruukki Oyj ..............................         4,568
         469        Sapa AB ......................................         8,850
      16,820      * Sumitomo Heavy Industries Ltd ................        10,780
      50,000        Sumitomo Metal Industries Ltd ................        22,769
       1,142        Ssab Svenskt Stal AB (Series A) ..............        13,671
         590        Ssab Svenskt Stal AB (Series B) ..............         6,680
       3,201        TUI AG .......................................        30,528
       7,780        ThyssenKrupp AG ..............................        62,483
       1,386        Trelleborg AB (B Shs) ........................        11,442
       1,256        Viohalco S.A .................................         3,810


                       SEE NOTES TO FINANCIAL STATEMENTS

42  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 PRIMARY METAL INDUSTRIES--(CONTINUED)
         191        Voestalpine AG ...............................  $      4,794
                                                                    ------------
                    TOTAL PRIMARY METAL INDUSTRIES                       978,639
                                                                    ------------
 PRINTING AND PUBLISHING--1.01%
       1,705        Arnoldo Mondadori Editore S.p.A ..............        10,884
      60,721        Dai Nippon Printing Co Ltd ...................       580,685
       4,682        Daily Mail & General Trust plc ...............        34,228
       3,499        Eniro AB .....................................        22,903
         822        Grupo Prisa S.A ..............................         5,158
       3,000        Gruppo Editoriale L'Espresso S.p.A ...........        10,246
       6,004        Independent News & Media plc .................         8,845
       1,300        Independent Newspapers Ltd ...................         2,262
       7,228        John Fairfax Holdings Ltd ....................        13,366
       2,895        Lagardere S.C.A ..............................        99,193
     102,181        News Corp Ltd ................................       665,026
      18,515        Pearson plc ..................................       140,622
      13,016        Reed Elsevier NV .............................       131,094
      52,767        Reed Elsevier plc ............................       376,996
       9,799        SCMP Group Ltd ...............................         3,549
         479        Schibsted ASA ................................         4,621
      90,207      * Seat-Pagine Gialle S.p.A .....................        57,978
       6,000        Singapore Press Holdings Ltd .................        60,505
       1,787        Telefonica Publicidad e Informacion S.A ......         6,669
      15,000        Toppan Printing Co Ltd .......................        95,252
       3,125        United Business Media plc ....................        10,719
       8,132        VNU NV .......................................       206,578
       4,691        Wolters Kluwer NV ............................        52,724
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                      2,600,103
                                                                    ------------
 RAILROAD TRANSPORTATION--0.34%
      18,199        Brambles Industries Ltd ......................        50,149
      13,206        Brambles Industries plc ......................        31,729
      10,186        Firstgroup plc ...............................        38,561
      59,000      * Hankyu Corp ..................................       155,735
       6,000        Keihin Electric Express Railway Co Ltd .......        28,386
      25,614      * Kinki Nippon Railway Co Ltd ..................        60,050
      14,935        Mayne Group Ltd ..............................        26,985
     111,179        Nippon Express Co Ltd ........................       446,291
      11,000        Tobu Railway Co Ltd ..........................        30,427
                                                                    ------------
                    TOTAL RAILROAD TRANSPORTATION                        868,313
                                                                    ------------
 REAL ESTATE--0.69%
      11,096        AMP Diversified Property Trust ...............        19,848
      16,306        British Land Co plc ..........................       105,867
      40,983        CFS Gandel Retail Trust ......................        34,177
      40,309        CapitaLand Ltd ...............................        23,749
      28,800        Cheung Kong Holdings Ltd .....................       159,519
       8,400        City Developments Ltd ........................        16,846
      36,005        Commonwealth Property Office Fund ............        25,457
      49,587        General Property Trust .......................        89,597
       2,522        Great Portland Estates plc ...................         8,631
       5,000        Guocoland Ltd ................................         2,054
       4,588        Hammerson plc ................................        31,184
      20,267        Hang Lung Properties Ltd .....................        19,229
       6,406        Harvey Norman Holdings Ltd ...................         7,742
      79,749        Henderson Land Development Co Ltd ............       198,875
      10,307        Hysan Development Co Ltd .....................         7,136
       1,656        Metrovacesa S.A ..............................        47,181
      20,141        Mirvac Group .................................        50,389
      21,000        Mitsubishi Estate Co Ltd .....................       129,280
      62,196        Mitsui Fudosan Co Ltd ........................       356,665
      24,639        New World Development Co Ltd .................         8,451
       2,000        Singapore Land Ltd ...........................         3,671
      24,526        Sino Land Co Ltd .............................         6,839
       9,432        Slough Estates plc ...........................        45,844
      23,299        Stockland Trust Group ........................        69,976
      27,683        Sun Hung Kai Properties Ltd ..................       132,746
         103        TK Development ...............................           409
       1,259        Unibail ......................................        80,506
       4,000        United Overseas Land Ltd .....................         3,830
       4,195        Vallehermoso S.A .............................        43,441
       1,860      * WCM Beteiligungs & Grundbesitz AG ............         3,349
       7,015        Westfield Holdings Ltd .......................        57,568
                                                                    ------------
                    TOTAL REAL ESTATE                                  1,790,056
                                                                    ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.64%
       1,046        Adidas-Salomon AG ............................        92,225
      12,000        Bridgestone Corp .............................       140,968
       4,186        Continental AG ...............................        59,746
       2,473        Michelin (C.G.D.E.) (B Shs) ..................        68,003
       8,359      * Pirelli S.p.A ................................         6,604
      15,101        Puma AG. Rudolf Dassler Sport ................     1,227,627
       6,178      * Ryanair Holdings plc .........................        41,729
         900        Toyoda Gosei Co Ltd ..........................        19,202
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS   1,656,104
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--0.59%
      11,342        3i Group plc .................................        74,669
      22,563        Amvescap plc .................................        99,860
         934        Australian Stock Exchange Ltd ................         6,226
       1,348        Close Brothers Group plc .....................        10,387
      22,000      * Daiwa Securities Group, Inc ..................        90,353
       1,117        Deutsche Boerse AG ...........................        43,063
      11,785      * FinecoGroup S.p.A ............................         4,398
      19,010        Hong Kong Exchanges & Clearing Ltd ...........        20,230
      26,946        Itochu Corp ..................................        65,445
      25,811        Man Group plc ................................       396,354
      34,000        Marubeni Corp ................................        31,827
      18,682        Mitsubishi Corp ..............................       115,325
      24,368        Mitsui & Co Ltd ..............................       117,956
      28,000        Nikko Cordial Corp ...........................        76,741
      35,300      * Nomura Holdings, Inc .........................       367,646
         772        OM AB ........................................         3,396
      10,900        Singapore Exchange Ltd .......................         7,719
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS               1,531,595
                                                                    ------------
 SPECIAL TRADE CONTRACTORS--0.00%
       2,567        Kinden Corp ..................................         8,637
                                                                    ------------
                    TOTAL SPECIAL TRADE CONTRACTORS                        8,637
                                                                    ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.44%
      11,553        Asahi Glass Co Ltd ...........................        61,964
       4,529        BPB plc ......................................        19,293
      20,066        Boral Ltd ....................................        55,779
      10,443        CRH plc (Ireland) ............................       149,280
      17,831        CSR Ltd ......................................        17,240
       1,235      * Cimpor Cimentos de Portugal S.A ..............        22,101
       6,472        Compagnie De Saint-Gobain ....................       178,887
       7,469        Hanson plc ...................................        36,392
         406      * Heidelberger Zement AG. (Germany) ............        11,696
         317        Holcim Ltd (Br) ..............................        52,366
         744        Holcim Ltd (Regd) ............................        23,810
       1,972        Hoya Corp ....................................       118,905
         254        Imerys S.A ...................................        29,435
       2,848        Italcementi S.p.A ............................        26,727
       9,769        James Hardie Industries NV ...................        35,007
       2,729        Lafarge S.A. (Br) ............................       152,766
      10,000        Nippon Sheet Glass Co Ltd ....................        20,661
       1,000        Noritake Co Ltd ..............................         2,614
       9,409        Pilkington plc ...............................         7,325
       2,461        RMC Group plc ................................        13,848
       8,000        Sumitomo Osaka Cement Co Ltd .................        11,537
      25,000        Taiheiyo Cement Corp .........................        36,052
       7,000        Toto Ltd .....................................        31,051


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  43

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 STONE, CLAY, AND GLASS PRODUCTS--(CONTINUED)
         849        Wienerberger AG ..............................  $     14,971
                                                                    ------------
                    TOTAL STONE, CLAY, AND GLASS PRODUCTS              1,129,707
                                                                    ------------
 TEXTILE MILL PRODUCTS--0.02%
       8,000      * Kanebo Ltd ...................................         7,961
       6,000        Mitsubishi Rayon Co Ltd ......................        14,471
       4,000        Nisshinbo Industries, Inc ....................        15,213
       8,000        Toyobo Co Ltd ................................        11,739
                                                                    ------------
                    TOTAL TEXTILE MILL PRODUCTS                           49,384
                                                                    ------------
 TOBACCO PRODUCTS--0.11%
       7,170        Altadis S.A ..................................       174,786
          17        Japan Tobacco, Inc ...........................       101,358
         235        Papastratos Cigarette Co .....................         4,406
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                               280,550
                                                                    ------------
 TRANSPORTATION BY AIR--0.39%
       2,533        Air France ...................................        23,079
      29,918      * Alitalia S.p.A ...............................         6,856
      12,000      * All Nippon Airways Co Ltd ....................        22,263
       2,664        Auckland International Airport Ltd ...........         7,765
      31,240        BAA plc ......................................       232,084
      18,153      * British Airways plc ..........................        29,841
      20,000        Cathay Pacific Airways Ltd ...................        24,361
       3,654        Deutsche Lufthansa AG. (Regd) ................        32,456
         100      * Flughafen Wien AG ............................         3,376
      16,343        Iberia Lineas Aereas de Espana ...............        23,005
      20,000      * Japan Airlines System Corp ...................        38,624
         837        KLM (Royal Dutch Airlines) NV ................         5,243
          83        Kobenhavns Lufthavne As ......................         5,183
     110,813        Qantas Airways Ltd ...........................       198,884
         927      * SAS AB .......................................         3,936
      57,455        Singapore Airlines Ltd .......................       284,809
      18,800        Swire Pacific Ltd (A Shs) ....................        74,482
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                        1,016,247
                                                                    ------------
 TRANSPORTATION EQUIPMENT--3.23%
      63,066        BAE Systems plc ..............................       111,648
      11,709        BBA Group plc ................................        31,463
       2,548        Cycle & Carriage Ltd .........................         5,428
         452        DSV DE Sammenslut Vogn a/s ...................         7,505
      14,805        DaimlerChrysler AG. (Regd) ...................       432,798
      13,152        DaimlerChrysler AG. (U.S.) ...................       385,485
      10,500        Denso Corp ...................................       153,365
       3,748      * Fiat S.p.A ...................................        23,026
       4,000        Hino Motors Ltd ..............................        16,596
      39,281        Honda Motor Co Ltd ...........................     1,304,177
      22,000        Kawasaki Heavy Industries Ltd ................        18,367
     206,000        Keppel Corp Ltd ..............................       490,157
       3,408      * Kvaerner ASA .................................         1,498
       1,144        MAN AG .......................................        17,527
      18,000        Mitsui Engineering & Shipbuilding Co Ltd .....        14,269
      46,688        Nissan Motor Co Ltd ..........................       310,650
      79,702        Patrick Corp Ltd .............................       576,041
       7,838        Peugeot Citroen S.A ..........................       306,533
       3,991        Renault S.A ..................................       132,043
      14,480        Rolls-Royce plc ..............................        16,193
      10,000        SembCorp Marine Ltd ..........................         5,325
         800        Shimano, Inc .................................        10,997
      24,546        Siemens AG ...................................     1,009,780
      13,644        Smiths Group plc .............................       138,025
         691        Thales S.A ...................................        15,880
      63,600        Toyota Industries Corp .......................       941,289
      67,977        Toyota Motor Corp ............................     1,510,536
       1,781        Valeo S.A ....................................        39,277
       6,657        Volkswagen AG ................................       212,112
       6,246        Volvo AB (B Shs) .............................       110,866
       2,000        Yamaha Motor Co Ltd ..........................        14,421
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                     8,363,277
                                                                    ------------
 TRANSPORTATION SERVICES--0.07%
       2,169        Amadeus Global Travel Distribution S.A. (A Shs)        9,964
          31      * Kuoni Reisen Holding (Regd) ..................         6,147
     633,000      * Sinotrans Ltd (H Shs) ........................       164,348
                                                                    ------------
                    TOTAL TRANSPORTATION SERVICES                        180,459
                                                                    ------------
 TRUCKING AND WAREHOUSING--0.62%
       1,000        Mitsubishi Logistics Corp ....................         5,878
     118,000        Mitsui-Soko Co Ltd ...........................       235,841
       4,000        Seino Transportation Co Ltd ..................        24,085
     113,700        Sumitomo Warehouse Co Ltd ....................       229,164
       7,687        TPG NV .......................................       117,097
      87,405        Yamato Transport Co Ltd ......................       985,499
                                                                    ------------
                    TOTAL TRUCKING AND WAREHOUSING                     1,597,564
                                                                    ------------
 WATER TRANSPORTATION--0.18%
       3,139        Associated British Ports Holdings plc ........        19,747
         455        Attica Enterprise Holding S.A ................           839
         798        Bergesen DY a/s (B Shs) ......................        13,306
          36        Compagnie Maritime Belge S.A .................         2,098
           5        Dampskibsselskabet Af 1912 (B Shs) ...........        38,939
           5        Dampskibsselskabet Svendborg (B Shs) .........        57,085
       3,090        Exel plc .....................................        27,474
         413        Frontline Ltd ................................         4,439
       5,000        Kamigumi Co Ltd ..............................        23,275
       5,000        Kawasaki Kisen Kaisha Ltd ....................        11,005
      10,000        Mitsui O.S.K. Lines Ltd ......................        23,950
      19,000      * Neptune Orient Lines Ltd .....................        11,302
      21,000        Nippon Yusen Kabushiki Kaisha ................        72,609
      18,040        P & O Princess Cruises plc ...................       117,838
      15,481        Peninsular & Oriental Steam Navigation Co ....        43,801
         477        Uponor Oyj ...................................         9,109
                                                                    ------------
                    TOTAL WATER TRANSPORTATION                           476,816
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--1.27%
       2,661        AGFA Gevaert NV ..............................        52,266
       3,000      * Anritsu Corp .................................        11,106
      10,598      * Centerpulse AG. (Regd) .......................     2,266,323
          40        D'ieteren S.A ................................         4,583
      10,000        Fuji Electric Co Ltd .........................        17,204
       5,000        Fujisawa Pharmaceutical Co Ltd ...............       100,565
         452        Instrumentarium Oyj ..........................        16,178
         314        M.J. Maillis S.A .............................           836
       2,300        Mitsumi Electric Co Ltd ......................        17,941
       5,436        SSL International plc ........................        14,263
         500      * Sanrio Co Ltd ................................         2,150
       3,000        SembCorp Logistics Ltd .......................         2,889
      52,500        Terumo Corp ..................................       756,641
         454        Titan Cement Co S.A ..........................        14,872
       1,034        Zodiac S.A ...................................        17,534
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                3,295,351
                                                                    ------------
 WHOLESALE TRADE-NONDURABLE GOODS--2.27%
       1,725        Altana AG ....................................        80,940
     138,193        British American Tobacco plc .................     1,292,042
       1,270        Ciba Specialty Chemicals AG. (Regd) ..........        83,119
       1,393      * Clariant AG. (Regd) ..........................        12,678
         877        Gehe AG ......................................        32,442
       1,364        H. Lundbeck a/s ..............................        25,354
      13,006        Imperial Tobacco Group plc ...................       206,596
       4,012        Inditex S.A ..................................        77,883
       1,000        Kokuyo Co Ltd ................................         8,054
      26,000        Li & Fung Ltd ................................        27,335
       9,274        PaperlinX Ltd ................................        28,694
       7,023        Swedish Match AB .............................        52,182


                       SEE NOTES TO FINANCIAL STATEMENTS

44  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES/
   PRINCIPAL                                                          VALUE
   ---------                                                          -----

 WHOLESALE TRADE-NONDURABLE GOODS--(CONTINUED)
      65,813        Unilever NV (Cert) ...........................  $  3,917,517
         213        Wella AG .....................................        15,080
                                                                    ------------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS             5,859,916
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $309,756,079)                            254,337,660
                                                                    ------------

SHORT TERM INVESTMENT--0.73%
 U.S. GOVERNMENT AND AGENCY--0.73%
  $1,900,000        Federal Home Loan Mortgage Corp (FHLMC)
                      1.080%, 04/01/03 ...........................     1,899,935
                                                                    ------------
                    TOTAL U.S. GOVERNMENT AND AGENCY                   1,899,935
                                                                    ------------
                    TOTAL SHORT TERM INVESTMENT
                      (COST $1,900,000)                                1,899,935
                                                                    ------------
                    TOTAL PORTFOLIO--99.20%
                      (COST $312,105,363)                            256,645,286
                    OTHER ASSETS & LIABILITIES, NET--0.80%             2,066,639
                                                                    ------------
                    NET ASSETS--100.00%                             $258,711,925
                                                                    ============
----------
*  Non-income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  45

Statement of Investments
       (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Other Textile Products ......................  $     93,262    0.34%
Business Services .......................................       546,425    1.99
Chemicals and Allied Products ...........................     1,433,495    5.21
Communications ..........................................     2,313,886    8.42
Depository Institutions .................................     5,407,181   19.67
Eating and Drinking Places ..............................         3,538    0.01
Electric, Gas, and Sanitary Services ....................     1,736,313    6.32
Electronic and Other Electric Equipment .................       353,985    1.29
Engineering and Management Services .....................       946,612    3.44
Food and Kindred Products ...............................       342,927    1.25
Food Stores .............................................       456,305    1.66
Forestry ................................................       636,139    2.31
Furniture and Fixtures ..................................        48,195    0.18
Furniture and Homefurnishings Stores ....................        79,144    0.29
General Merchandise Stores ..............................       240,108    0.87
Holding and Other Investment Offices ....................       703,844    2.56
Hotels and Other Lodging Places .........................       226,005    0.82
Industrial Machinery and Equipment ......................     1,988,035    7.23
Instruments and Related Products ........................        56,240    0.20
Insurance Agents, Brokers and Service ...................         8,526    0.03
Insurance Carriers ......................................     2,449,210    8.91
Metal Mining ............................................       134,064    0.49
Miscellaneous Retail ....................................        79,007    0.29
Motion Pictures .........................................       701,251    2.55
Nondepository Institutions ..............................       600,378    2.18
Oil and Gas Extraction ..................................       428,625    1.56
Paper and Allied Products ...............................        81,828    0.30
Petroleum and Coal Products .............................     2,519,675    9.17
Primary Metal Industries ................................        70,498    0.26
Printing and Publishing .................................        42,258    0.15
Railroad Transportation .................................       319,424    1.16
Rubber and Miscellaneous Plastics Products ..............         5,142    0.02
Security and Commodity Brokers ..........................       677,878    2.47
Tobacco Products ........................................       638,148    2.32
Transportation By Air ...................................        86,298    0.31
Transportation Equipment ................................       684,489    2.49
Wholesale Trade-Durable Goods ...........................       281,622    1.02
                                                           ------------  ------
TOTAL COMMON STOCK (COST $27,607,949) ...................    27,419,960   99.74
                                                           ------------  ------
TOTAL PORTFOLIO (COST $27,607,949) ......................    27,419,960   99.74
OTHER ASSETS & LIABILITIES, NET .........................        70,804    0.26
                                                           ------------  ------
NET ASSETS ..............................................  $ 27,490,764  100.00%
                                                           ============  ======

                       ----------------------------------
    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCK--99.74%
 APPAREL AND OTHER TEXTILE PRODUCTS--0.34%
       3,400      * Jones Apparel Group, Inc .....................  $     93,262
                                                                    ------------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS              93,262
                                                                    ------------
 BUSINESS SERVICES--1.99%
      33,600      * AOL Time Warner, Inc .........................       364,896
         500      * BMC Software, Inc ............................         7,545
         200      * Checkfree Corp ...............................         4,496
      49,500      * Sun Microsystems, Inc ........................       161,370
         900      * WebMD Corp ...................................         8,118
                                                                    ------------
                    TOTAL BUSINESS SERVICES                              546,425
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--5.21%
         200        Alberto-Culver Co (Class B) ..................         9,856
       1,600        Avon Products, Inc ...........................        91,280
      15,000        Bristol-Myers Squibb Co ......................       316,950
         100        Church & Dwight Co, Inc ......................         3,036
         500        Clorox Co ....................................        23,085
         500        Colgate-Palmolive Co .........................        27,220
       3,700        Du Pont (E.I.) de Nemours & Co ...............       143,782
         100        Estee Lauder Cos (Class A) ...................         3,036
         200      * Genentech, Inc ...............................         7,002
         100      * Genzyme Corp (General Division) ..............         3,645
       3,000        Gillette Co ..................................        92,820
         200      * Invitrogen Corp ..............................         6,126
         600        Lilly (Eli) & Co .............................        34,290
       2,410        Merck & Co, Inc ..............................       132,020
       2,200        Procter & Gamble Co ..........................       195,910
       8,000        Rohm & Haas Co ...............................       238,240
       5,900        Schering-Plough Corp .........................       105,197
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                1,433,495
                                                                    ------------
 COMMUNICATIONS--8.42%
      18,480        AT&T Corp ....................................       299,376
       2,100        Alltel Corp ..................................        93,996
       6,800        BellSouth Corp ...............................       147,356
          50      * Charter Communications, Inc (Class A) ........            42
      19,063      * Comcast Corp .................................       545,011
      55,400      * Lucent Technologies, Inc .....................        81,438
      30,200        SBC Communications, Inc ......................       605,812
      15,300        Verizon Communications, Inc ..................       540,855
                                                                    ------------
                    TOTAL COMMUNICATIONS                               2,313,886
                                                                    ------------
 DEPOSITORY INSTITUTIONS--19.67%
      12,800        Bank Of America Corp .........................       855,552
         100        Bank Of New York Co, Inc .....................         2,050
      12,200        Bank One Corp ................................       422,364
         100        Capitol Federal Financial ....................         2,998
       9,100        Charter One Financial, Inc ...................       251,706
      29,100        Citigroup, Inc ...............................     1,002,495
         344        FNB Corp .....................................         9,852
         800        First Tennessee National Corp ................        31,768
       6,900        FleetBoston Financial Corp ...................       164,772
         800        Golden West Financial Corp ...................        57,544
         400        Greenpoint Financial Corp ....................        17,924
      13,400        Hibernia Corp (Class A) ......................       227,264
         600        Hudson City Bancorp, Inc .....................        12,144
      11,600        J.P. Morgan Chase & Co .......................       275,036
       2,800        KeyCorp ......................................        63,168
       1,200        National City Corp ...........................        33,420
         700        New York Community Bancorp, Inc ..............        20,860
         100        People's Bank ................................         2,525
         200        Regions Financial Corp .......................         6,480
         400        Roslyn Bancorp, Inc ..........................         7,192
       3,800        TCF Financial Corp ...........................       152,152
      31,800        U.S. Bancorp .................................       603,564
      15,700        Wachovia Corp ................................       534,899
         430        Washington Federal, Inc ......................         9,056
         300        Webster Financial Corp .......................        10,536
      14,000        Wells Fargo & Co .............................       629,860
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                      5,407,181
                                                                    ------------
 EATING AND DRINKING PLACES--0.01%
         100        Outback Steakhouse, Inc ......................         3,538
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                       3,538
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--6.32%
         200        Allete, Inc ..................................         4,152
         100        Alliant Energy Corp ..........................         1,607
       1,100        Ameren Corp ..................................        42,955
       2,100        American Electric Power Co, Inc ..............        47,985
       1,100        Cinergy Corp .................................        37,015
       1,500        Consolidated Edison, Inc .....................        57,705
       1,200        DTE Energy Co ................................        46,380
       2,000        Dominion Resources, Inc ......................       110,740
         900        Energy East Corp .............................        16,020
       5,900        Entergy Corp .................................       284,085


                       SEE NOTES TO FINANCIAL STATEMENTS

46  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       5,882        Exelon Corp ..................................  $    296,512
       1,300        FPL Group, Inc ...............................        76,609
       1,800        FirstEnergy Corp .............................        56,700
         400        Great Plains Energy, Inc .....................         9,548
         200        Hawaiian Electric Industries, Inc ............         8,152
         200        Idacorp, Inc .................................         4,560
       1,100        KeySpan Corp .................................        35,475
         300        NSTAR ........................................        12,006
       1,600        NiSource, Inc ................................        29,120
         200        Nicor, Inc ...................................         5,464
         400        OGE Energy Corp ..............................         7,188
       1,000        PPL Corp .....................................        35,610
         200        Peoples Energy Corp ..........................         7,154
       1,000        Pepco Holdings, Inc ..........................        17,400
         600        Philadelphia Suburban Corp ...................        13,170
       1,500        Progress Energy, Inc .........................        58,725
       1,400        Public Service Enterprise Group, Inc .........        51,366
         500        Puget Energy, Inc ............................        10,655
         500        Questar Corp .................................        14,785
          46      * Reliant Resources, Inc .......................           164
         600        SCANA Corp ...................................        17,952
       1,300        Sempra Energy ................................        32,448
       4,900        Southern Co ..................................       139,356
       1,100        TECO Energy, Inc .............................        11,693
          75        Texas Genco Holdings, Inc ....................         1,304
         300        Vectren Corp .................................         6,453
      10,000        Xcel Energy, Inc .............................       128,100
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         1,736,313
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--1.29%
       2,740        Advantest Corp (ADR) .........................        24,386
         100        Emerson Electric Co ..........................         4,535
      21,200        Motorola, Inc ................................       175,112
       8,800      * National Semiconductor Corp ..................       149,952
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT        353,985
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--3.44%
       6,900        Fluor Corp ...................................       232,392
      43,550        Monsanto Co ..................................       714,220
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES            946,612
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--1.25%
       2,100        Coca-Cola Co .................................        85,008
         200        Coca-Cola Enterprises, Inc ...................         3,738
       3,700        Conagra Foods, Inc ...........................        74,296
         600      * Dean Foods Co ................................        25,746
          33      * Del Monte Foods Co ...........................           246
       1,200        H.J. Heinz Co ................................        35,040
         300        Hershey Foods Corp ...........................        18,798
       1,000        Kellogg Co ...................................        30,650
         100        Lancaster Colony Corp ........................         3,835
       2,600        Sara Lee Corp ................................        48,620
         300        Wrigley (Wm.) Jr Co ..........................        16,950
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                      342,927
                                                                    ------------
 FOOD STORES--1.66%
      34,700      * Kroger Co ....................................       456,305
                                                                    ------------
                    TOTAL FOOD STORES                                    456,305
                                                                    ------------
 FORESTRY--2.31%
      13,300        Weyerhaeuser Co ..............................       636,139
                                                                    ------------
                    TOTAL FORESTRY                                       636,139
                                                                    ------------
 FURNITURE AND FIXTURES--0.18%
       1,700        Newell Rubbermaid, Inc .......................        48,195
                                                                    ------------
                      TOTAL FURNITURE AND FIXTURES                        48,195
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.29%
      14,000        Circuit City Stores, Inc (Circuit City Group)         72,800
         400        Pier 1 Imports, Inc ..........................         6,344
                                                                    ------------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES            79,144
                                                                    ------------
 GENERAL MERCHANDISE STORES--0.87%
       1,600      * Costco Wholesale Corp ........................        48,048
         600        J.C. Penney Co, Inc ..........................        11,784
       1,900        May Department Stores Co .....................        37,791
       5,900        Sears Roebuck & Co ...........................       142,485
                                                                    ------------
                    TOTAL GENERAL MERCHANDISE STORES                     240,108
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--2.56%
         100        Allied Capital Corp ..........................         1,998
         300        AMB Property Corp ............................         8,475
         500        Annaly Mortgage Management, Inc ..............         8,735
         500        Apartment Investment & Management Co (Class A)        18,240
         300        Arden Realty, Inc ............................         6,804
         100        Boston Properties, Inc .......................         3,790
         200        Camden Property Trust ........................         6,480
         500        Crescent Real Estate Equities Co .............         7,190
         300        Developers Diversified Realty Corp ...........         7,245
         800        Duke Realty Corp .............................        21,584
       2,700        Equity Office Properties Trust ...............        68,715
         200        Equity Residential ...........................         4,814
         200        First Industrial Realty Trust, Inc ...........         5,664
         300        Health Care Property Investors, Inc ..........        10,005
       6,563        Highwoods Properties, Inc ....................       134,148
         500        Hospitality Properties Trust .................        15,275
         400        iStar Financial, Inc .........................        11,668
         700        Kimco Realty Corp ............................        24,584
         600        Liberty Property Trust .......................        18,780
       5,068        Mack-Cali Realty Corp ........................       156,956
         600        New Plan Excel Realty Trust ..................        11,754
         100        Regency Centers Corp .........................         3,295
         900        Simon Property Group, Inc ....................        32,247
         600        United Dominion Realty Trust, Inc ............         9,588
       3,000        Washington Mutual, Inc .......................       105,810
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES           703,844
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--0.82%
       9,500        Starwood Hotels & Resorts Worldwide, Inc .....       226,005
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                226,005
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.23%
       9,000        Baker Hughes, Inc ............................       269,370
      11,000        Cummins, Inc .................................       270,600
       8,700        Deere & Co ...................................       341,562
      10,475        Hewlett-Packard Co ...........................       162,886
       8,130        International Business Machines Corp .........       637,636
         100        Pentair, Inc .................................         3,535
       5,000        Pitney Bowes, Inc ............................       159,600
      47,300      * Solectron Corp ...............................       142,846
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT           1,988,035
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--0.20%
       1,900        Eastman Kodak Co .............................        56,240
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS                56,240
                                                                    ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.03%
         200        Marsh & McLennan Cos, Inc ....................         8,526
                                                                    ------------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE            8,526
                                                                    ------------
 INSURANCE CARRIERS--8.91%
      15,300        Aetna, Inc ...................................       754,290
       1,800        Aflac, Inc ...................................        57,690
       4,800        Allstate Corp ................................       159,216
       6,600        American International Group, Inc ............       326,370
         600        Fidelity National Financial, Inc .............        20,490
       1,000        Jefferson-Pilot Corp .........................        38,480


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  47

Statement of Investments
       (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 INSURANCE CARRIERS--(CONTINUED)
       6,120        Lincoln National Corp ........................  $    171,360
         200        MONY Group, Inc ..............................         4,180
      13,500        Max Re Capital Ltd ...........................       170,100
       2,000        MetLife, Inc .................................        52,760
         100        Nationwide Financial Services, Inc (Class A) .         2,437
       8,900        PMI Group, Inc ...............................       227,395
       2,200        Principal Financial Group ....................        59,708
         500        Progressive Corp .............................        29,655
         400        Protective Life Corp .........................        11,420
       1,100        Prudential Financial, Inc ....................        32,175
       8,847        Safeco Corp ..................................       309,380
         200        Stancorp Financial Group, Inc ................        10,310
         200        Torchmark Corp ...............................         7,160
         200        Unitrin, Inc .................................         4,634
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           2,449,210
                                                                    ------------
 METAL MINING--0.49%
       7,200      * Inco Ltd Co (U.S.) ...........................       134,064
                                                                    ------------
                    TOTAL METAL MINING                                   134,064
                                                                    ------------
 MISCELLANEOUS RETAIL--0.29%
       2,600        CVS Corp .....................................        62,010
         800      * Office Depot, Inc ............................         9,464
         900      * Toys ORO Us, Inc .............................         7,533
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                            79,007
                                                                    ------------
 MOTION PICTURES--2.55%
      60,876      * Liberty Media Corp (Class A) .................       592,323
       6,400        Walt Disney Co ...............................       108,928
                                                                    ------------
                    TOTAL MOTION PICTURES                                701,251
                                                                    ------------
 NONDEPOSITORY INSTITUTIONS--2.18%
       3,100        American Express Co ..........................       103,013
         100        Doral Financial Corp .........................         3,535
       9,300        Freddie Mac ..................................       493,830
                                                                    ------------
                    TOTAL NONDEPOSITORY INSTITUTIONS                     600,378
                                                                    ------------
 OIL AND GAS EXTRACTION--1.56%
      12,500        Noble Energy, Inc ............................       428,625
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                         428,625
                                                                    ------------
 PAPER AND ALLIED PRODUCTS--0.30%
       1,800        Kimberly-Clark Corp ..........................        81,828
                                                                    ------------
                    TOTAL PAPER AND ALLIED PRODUCTS                       81,828
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--9.17%
       7,200        ChevronTexaco Corp ...........................       465,480
       2,500        ConocoPhillips ...............................       134,000
      46,200        Exxon Mobil Corp .............................     1,614,690
      21,900        Lyondell Chemical Co .........................       305,505
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                  2,519,675
                                                                    ------------
 PRIMARY METAL INDUSTRIES--0.26%
       3,600        Alcoa, Inc ...................................        69,768
      16,600     b* Bethlehem Steel Corp .........................           730
                                                                    ------------
                    TOTAL PRIMARY METAL INDUSTRIES                        70,498
                                                                    ------------
 PRINTING AND PUBLISHING--0.15%
         600        Gannett Co, Inc ..............................        42,258
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                         42,258
                                                                    ------------
 RAILROAD TRANSPORTATION--1.16%
      11,200        CSX Corp .....................................       319,424
                                                                    ------------
                    TOTAL RAILROAD TRANSPORTATION                        319,424
                                                                    ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.02%
         100        Nike, Inc (Class B) ..........................         5,142
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS       5,142
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--2.47%
       1,100        Franklin Resources, Inc ......................        36,201
         800        Goldman Sachs Group, Inc .....................        54,464
         200        Instinet Group, Inc ..........................           702
       2,900        Legg Mason, Inc ..............................       141,346
         700        Lehman Brothers Holdings, Inc ................        40,425
       4,500        Merrill Lynch & Co, Inc ......................       159,300
       6,400        Morgan Stanley ...............................       245,440
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 677,878
                                                                    ------------
 TOBACCO PRODUCTS--2.32%
      21,300        Altria Group, Inc ............................       638,148
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                               638,148
                                                                    ------------
 TRANSPORTATION BY AIR--0.31%
      12,507      * Northwest Airlines Corp ......................        86,298
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                           86,298
                                                                    ------------
 TRANSPORTATION EQUIPMENT--2.49%
       5,800        Autoliv, Inc .................................       115,826
       7,300        Boeing Co ....................................       182,938
      28,500        Ford Motor Co ................................       214,320
       6,242        Textron, Inc .................................       171,405
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                       684,489
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--1.02%
      10,200        Martin Marietta Materials, Inc ...............       281,622
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                  281,622
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $27,607,949)                              27,419,960
                                                                    ------------
                    TOTAL PORTFOLIO--99.74%
                      (COST $27,607,949)                              27,419,960
                    OTHER ASSETS & LIABILITIES, NET--0.26%                70,804
                                                                    ------------
                    NET ASSETS--100.00%                             $ 27,490,764
                                                                    ============

----------
*  Non-income producing
b  In bankruptcy


                        SEE NOTES TO FINANCIAL STATEMENTS

48  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services .......................  $     53,904    0.28%
Apparel and Accessory Stores ............................       275,426    1.46
Apparel and Other Textile Products ......................         3,717    0.02
Automotive Dealers and Service Stations .................       248,373    1.32
Building Materials and Garden Supplies ..................        19,733    0.10
Business Services .......................................     3,182,802   16.87
Chemicals and Allied Products ...........................     2,004,307   10.62
Coal Mining .............................................        29,754    0.16
Communications ..........................................       749,523    3.97
Depository Institutions .................................       326,722    1.73
Eating and Drinking Places ..............................       514,183    2.72
Educational Services ....................................       278,941    1.48
Electric, Gas, and Sanitary Services ....................       100,946    0.54
Electronic and Other Electric Equipment .................     1,229,310    6.52
Engineering and Management Services .....................       308,203    1.63
Fabricated Metal Products ...............................       289,743    1.54
Food and Kindred Products ...............................       382,750    2.03
Food Stores .............................................       311,541    1.65
Furniture and Fixtures ..................................        28,498    0.15
Furniture and Homefurnishings Stores ....................       405,829    2.15
General Merchandise Stores ..............................       154,852    0.82
Health Services .........................................       325,907    1.73
Holding and Other Investment Offices ....................        44,915    0.24
Hotels and Other Lodging Places .........................       217,474    1.15
Industrial Machinery and Equipment ......................     1,082,868    5.74
Instruments and Related Products ........................     1,493,662    7.92
Insurance Carriers ......................................     1,145,833    6.07
Leather and Leather Products ............................        35,193    0.19
Metal Mining ............................................       203,385    1.08
Miscellaneous Manufacturing Industries ..................       203,580    1.08
Miscellaneous Retail ....................................       390,377    2.07
Motion Pictures .........................................         1,710    0.01
Nondepository Institutions ..............................         7,590    0.04
Oil and Gas Extraction ..................................       448,734    2.38
Personal Services .......................................       394,226    2.09
Petroleum and Coal Products .............................       175,329    0.93
Printing and Publishing .................................       128,184    0.68
Real Estate .............................................        27,060    0.14
Rubber and Miscellaneous Plastics Products ..............        60,195    0.32
Security and Commodity Brokers ..........................       342,513    1.81
Stone, Clay, and Glass Products .........................        51,164    0.27
Textile Mill Products ...................................        23,970    0.13
Tobacco Products ........................................         2,760    0.01
Transportation By Air ...................................         8,990    0.05
Transportation Equipment ................................        30,412    0.16
Transportation Services .................................        78,934    0.42
Trucking and Warehousing ................................         3,200    0.02
Wholesale Trade-Durable Goods ...........................       117,381    0.62
Wholesale Trade-Nondurable Goods ........................       362,178    1.92
                                                           ------------  ------
TOTAL COMMON STOCK (COST $17,883,647) ...................    18,306,781   97.03
                                                           ------------  ------
TOTAL PORTFOLIO (COST $17,883,647) ......................    18,306,781   97.03
OTHER ASSETS & LIABILITIES, NET .........................       560,318    2.97
                                                           ------------  ------
NET ASSETS ..............................................  $ 18,867,099  100.00%
                                                           ============  ======

                    ---------------------------------------
    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCK--97.03%
 AMUSEMENT AND RECREATION SERVICES--0.28%
         500      * Harrah's Entertainment, Inc ..................  $     17,850
         900        International Speedway Corp (Class A) ........        36,054
                                                                    ------------
                    TOTAL AMUSEMENT AND RECREATION SERVICES               53,904
                                                                    ------------
 APPAREL AND ACCESSORY STORES--1.46%
       4,922      * Abercrombie & Fitch Co (Class A) .............       147,808
         400      * American Eagle Outfitters, Inc ...............         5,808
       4,471      * Chico's FAS, Inc .............................        89,420
       1,000        Foot Locker, Inc .............................        10,700
         600        Ross Stores, Inc .............................        21,690
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                   275,426
                                                                    ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.02%
         100      * Columbia Sportswear Co .......................         3,717
                                                                    ------------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS               3,717
                                                                    ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--1.32%
       1,000      * Advance Auto Parts ...........................        46,250
       2,635      * Autozone, Inc ................................       181,051
         200      * Carmax, Inc ..................................         2,914
         600      * Copart, Inc ..................................         4,608
         500      * O'Reilly Automotive, Inc .....................        13,550
                                                                    ------------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS        248,373
                                                                    ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.10%
         700        Fastenal Co ..................................        19,733
                                                                    ------------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES          19,733
                                                                    ------------
 BUSINESS SERVICES--16.87%
       3,700      * AMN Healthcare Services, Inc .................        40,626
         200      * Activision, Inc ..............................         2,890
       8,704        Adobe Systems, Inc ...........................       268,344
       3,900      * Advent Software, Inc .........................        47,459
       1,094      * Affiliated Computer Services, Inc (Class A) ..        48,420
      17,851      * BEA Systems, Inc .............................       181,902
       1,000      * BMC Software, Inc ............................        15,090
       1,300      * Bisys Group, Inc .............................        21,216
       4,177      * Brocade Communications Systems, Inc ..........        20,384
       3,819      * Business Objects S.A. (Spon ADR) .............        62,441
       4,200      * CSG Systems International, Inc ...............        36,414
       3,800      * Cadence Design Systems, Inc ..................        38,000
         100      * Catalina Marketing Corp ......................         1,923
         700      * Ceridian Corp ................................         9,786
         300      * Certegy, Inc .................................         7,560
         500      * ChoicePoint, Inc .............................        16,950
       2,300      * Convergys Corp ...............................        30,360
       4,660      * DST Systems, Inc .............................       126,752
       1,850        Deluxe Corp ..................................        74,241
         400      * Dun & Bradstreet Corp ........................        15,300
       2,065      * Electronic Arts, Inc .........................       121,092
       8,117        Equifax, Inc .................................       162,259
         300        Fair Isaac Corp ..............................        15,246
       2,788      * Fiserv, Inc ..................................        87,766
         300      * GTECH Holdings Corp ..........................         9,798
         200        Henry (Jack) & Associates, Inc ...............         2,118
       1,047        IMS Health, Inc ..............................        16,344
       2,525      * Intuit, Inc ..................................        93,930
         300      * Iron Mountain, Inc ...........................        11,475
       9,465      * J.D. Edwards & Co ............................       104,304
       6,872      * Juniper Networks, Inc ........................        56,144
       4,793      * Lamar Advertising Co .........................       140,675
         400        Manpower, Inc ................................        11,952
         985      * Mercury Interactive Corp .....................        29,235
         600      * National Processing, Inc .....................         8,352
       3,332      * Network Associates, Inc ......................        46,015
      13,172      * Peoplesoft, Inc ..............................       201,532
         300      * Perot Systems Corp (Class A) .................         3,078
         200      * Rent-A-Center, Inc ...........................        10,942
         200        Reynolds & Reynolds Co (Class A) .............         5,060
       2,100      * Robert Half International, Inc ...............        27,951
       2,306      * Siebel Systems, Inc ..........................        18,471
      11,089      * Sungard Data Systems, Inc ....................       236,196


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  49

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 BUSINESS SERVICES--(CONTINUED)
       5,488      * Symantec Corp ................................  $    215,020
         600      * Synopsys, Inc ................................        25,536
         300      * TMP Worldwide, Inc ...........................         3,219
         200      * Titan Corp ...................................         1,490
         500        Total System Services, Inc ...................         7,830
         200      * United Rentals, Inc ..........................         1,924
         900      * VeriSign, Inc ................................         7,866
       6,224      * Veritas Software Corp ........................       109,418
         200        Viad Corp ....................................         4,288
         600      * WebMD Corp ...................................         5,412
      13,106      * Yahoo!, Inc ..................................       314,806
                                                                    ------------
                    TOTAL BUSINESS SERVICES                            3,182,802
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--10.62%
         550        Alberto-Culver Co (Class B) ..................        27,104
       2,500      * Alcon, Inc ...................................       102,550
       2,540        Allergan, Inc ................................       173,253
         700      * Andrx Corp ...................................         8,267
         600        Avery Dennison Corp ..........................        35,202
       2,320      * Barr Laboratories, Inc .......................       132,240
       2,090      * Biogen, Inc ..................................        62,616
         400        Cabot Corp ...................................         9,544
         200      * Cephalon, Inc ................................         7,988
         300      * Charles River Laboratories International, Inc          7,656
         900      * Chiron Corp ..................................        33,750
         100        Church & Dwight Co, Inc ......................         3,036
       1,100        Clorox Co ....................................        50,787
         100        Dial Corp ....................................         1,940
       1,300        Ecolab, Inc ..................................        64,129
         400        Estee Lauder Cos (Class A) ...................        12,144
       3,085      * Genzyme Corp (General Division) ..............       112,448
       6,265      * Gilead Sciences, Inc .........................       263,067
       2,400      * Human Genome Sciences, Inc ...................        20,520
       1,200        ICN Pharmaceuticals, Inc .....................        10,692
       4,325      * IDEC Pharmaceuticals Corp ....................       148,862
         500      * IVAX Corp ....................................         6,125
         400        International Flavors & Fragrances, Inc ......        12,436
       3,225      * King Pharmaceuticals, Inc ....................        38,474
       8,325      * Medimmune, Inc ...............................       273,310
         500      * Millennium Pharmaceuticals, Inc ..............         3,930
       8,516        Mylan Laboratories, Inc ......................       244,835
         400      * OM Group, Inc ................................         3,500
         400      * SICOR, Inc ...................................         6,680
       6,275        Serono S.A. ADR ..............................        75,614
         700        Sigma-Aldrich Corp ...........................        31,143
         500        Valspar Corp .................................        20,465
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                2,004,307
                                                                    ------------
 COAL MINING--0.16%
       1,800        Consol Energy, Inc ...........................        29,754
                                                                    ------------
                    TOTAL COAL MINING                                     29,754
                                                                    ------------
 COMMUNICATIONS--3.97%
       3,300     b* Adelphia Business Solutions, Inc .............            83
       4,206      * Cox Radio, Inc (Class A) .....................        86,896
      22,848      * Level 3 Communications, Inc ..................       117,896
       4,127      * Lin TV Corp (Class A) ........................        84,645
      12,184      * Nextel Communications, Inc (Class A) .........       163,144
      10,700      * Qwest Communications International, Inc ......        37,343
      15,762      * Sprint Corp (PCS Group) ......................        68,722
       7,640      * Univision Communications, Inc (Class A) ......       187,256
         200      * West Corp ....................................         3,538
                                                                    ------------
                    TOTAL COMMUNICATIONS                                 749,523
                                                                    ------------
 DEPOSITORY INSTITUTIONS--1.73%
         100        Provident Financial Group, Inc ...............         2,123
       2,367        Synovus Financial Corp .......................        42,346
       3,963        TCF Financial Corp ...........................       158,679
       4,400        Union Planters Corp ..........................       115,676
         200        Westamerica Bancorp ..........................         7,898
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                        326,722
                                                                    ------------
 EATING AND DRINKING PLACES--2.72%
       4,027        Applebee's International, Inc ................       112,917
         600      * Aramark Corp (Class B) .......................        13,740
       5,600      * Brinker International, Inc ...................       170,800
         300        CBRL Group, Inc ..............................         8,235
         900      * CEC Entertainment, Inc .......................        24,489
         900        Darden Restaurants, Inc ......................        16,065
       1,300        Outback Steakhouse, Inc ......................        45,994
       1,300        Ruby Tuesday, Inc ............................        26,520
         400      * The Cheesecake Factory, Inc ..................        12,908
         700        Wendy's International, Inc ...................        19,257
       2,600      * Yum! Brands, Inc .............................        63,258
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                     514,183
                                                                    ------------
 EDUCATIONAL SERVICES--1.48%
       4,594      * Apollo Group, Inc (Class A) ..................       229,241
         100      * Career Education Corp ........................         4,892
       2,400      * DeVry, Inc ...................................        44,808
                                                                    ------------
                    TOTAL EDUCATIONAL SERVICES                           278,941
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.54%
       2,600      * AES Corp .....................................         9,412
       1,700      * Allied Waste Industries, Inc .................        13,583
       2,000      * Calpine Corp .................................         6,600
         200      * Citizens Communications Co ...................         1,996
         300        Kinder Morgan, Inc ...........................        13,500
       3,900      * Mirant Corp ..................................         6,240
       2,300        Texas Genco Holdings, Inc ....................        39,997
       2,100        Williams Cos, Inc ............................         9,618
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES           100,946
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.52%
       1,200      * ADC Telecommunications, Inc ..................         2,472
       4,099      * Advanced Fibre Communications, Inc ...........        62,059
      60,100      * Agere Systems, Inc (Class B) .................        90,150
      13,100      * Altera Corp ..................................       177,374
         100      * American Power Conversion Corp ...............         1,424
         100      * Amphenol Corp (Class A) ......................         4,075
       2,900      * Atmel Corp ...................................         4,640
       2,383      * Broadcom Corp (Class A) ......................        29,430
       4,800      * CIENA Corp ...................................        20,976
         400      * Comverse Technology, Inc .....................         4,524
       3,102      * Energizer Holdings, Inc ......................        79,070
         600      * Fairchild Semiconductor International, Inc
                    (Class A) ....................................         6,276
       2,588      * Integrated Circuit Systems, Inc ..............        56,160
         200      * International Rectifier Corp .................         3,934
         500      * Intersil Corp (Class A) ......................         7,780
       4,784      * JDS Uniphase Corp ............................        13,634
       1,700      * Jabil Circuit, Inc ...........................        29,750
       1,633      * L-3 Communications Holdings, Inc .............        65,598
         900      * LSI Logic Corp ...............................         4,068
         900        Maytag Corp ..................................        17,127
       7,707      * Micrel, Inc ..................................        71,059
       2,300        Microchip Technology, Inc ....................        45,770
       1,000        Molex, Inc ...................................        21,480
       5,079      * National Semiconductor Corp ..................        86,546
       4,146      * Novellus Systems, Inc ........................       113,061
       1,300      * Nvidia Corp ..................................        16,705
       1,500      * PMC-Sierra, Inc ..............................         8,925
         600      * Polycom, Inc .................................         4,848
       3,811      * QLogic Corp ..................................       141,541
         600      * RF Micro Devices, Inc ........................         3,617
       2,400      * Sanmina-SCI Corp .............................         9,696


                       SEE NOTES TO FINANCIAL STATEMENTS

50  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
         300      * Semtech Corp .................................  $      4,545
       1,900      * Tellabs, Inc .................................        11,001
         500      * Utstarcom, Inc ...............................         9,995
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT      1,229,310
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--1.63%
         100      * Affymetrix, Inc ..............................         2,600
       2,200      * BearingPoint, Inc ............................        14,014
       1,952        Halliburton Co ...............................        40,465
         200      * Jacobs Engineering Group, Inc ................         8,402
       4,215        Moody's Corp .................................       194,859
         700      * Quest Diagnostics, Inc .......................        41,783
         500      * Quintiles Transnational Corp .................         6,080
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES            308,203
                                                                    ------------
 FABRICATED METAL PRODUCTS--1.54%
         300      * Alliant Techsystems, Inc .....................        16,203
         100        Ball Corp ....................................         5,570
       4,002        Danaher Corp .................................       263,172
         200        Stanley Works ................................         4,798
                                                                    ------------
                    TOTAL FABRICATED METAL PRODUCTS                      289,743
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--2.03%
         900        Coca-Cola Enterprises, Inc ...................        16,821
         600        Dreyer's Grand Ice Cream, Inc ................        41,592
       1,500        Hershey Foods Corp ...........................        93,990
       2,300        McCormick & Co, Inc (Non-Vote) ...............        55,522
       7,475        Pepsi Bottling Group, Inc ....................       134,027
       1,430        Tootsie Roll Industries, Inc .................        40,798
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                      382,750
                                                                    ------------
 FOOD STORES--1.65%
      11,878      * Starbucks Corp ...............................       305,977
         100      * Whole Foods Market, Inc ......................         5,564
                                                                    ------------
                    TOTAL FOOD STORES                                    311,541
                                                                    ------------
 FURNITURE AND FIXTURES--0.15%
         200      * Furniture Brands International, Inc ..........         3,912
       1,300        Herman Miller, Inc ...........................        20,930
         200        Leggett & Platt, Inc .........................         3,656
                                                                    ------------
                    TOTAL FURNITURE AND FIXTURES                          28,498
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--2.15%
       7,983      * Bed Bath & Beyond, Inc .......................       275,733
       2,300        RadioShack Corp ..............................        51,267
       3,616      * Williams-Sonoma, Inc .........................        78,829
                                                                    ------------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES           405,829
                                                                    ------------
 GENERAL MERCHANDISE STORES--0.82%
         200      * 99 Cents Only Stores .........................         5,100
       5,300      * BJ's Wholesale Club, Inc .....................        59,890
         300      * Big Lots, Inc ................................         3,375
       3,700        Dollar General Corp ..........................        45,177
       1,300      * Dollar Tree Stores, Inc ......................        25,870
         500        Family Dollar Stores, Inc ....................        15,440
                                                                    ------------
                    TOTAL GENERAL MERCHANDISE STORES                     154,852
                                                                    ------------
 HEALTH SERVICES--1.73%
       3,700      * Caremark Rx, Inc .............................        67,155
         200      * Community Health Systems, Inc ................         4,098
         400      * DaVita, Inc ..................................         8,292
         500      * Express Scripts, Inc .........................        27,840
       1,700      * First Health Group Corp ......................        43,248
       1,000        Health Management Associates, Inc (Class A) ..        19,000
       2,200      * Laboratory Corp Of America Holdings ..........        65,230
         100      * LifePoint Hospitals, Inc .....................         2,511
       1,000      * Lincare Holdings, Inc ........................        30,690
         200      * Orthodontic Centers Of America, Inc ..........         1,042
       1,300      * Renal Care Group, Inc ........................        40,534
         399      * Universal Health Services, Inc (Class B) .....        16,267
                                                                    ------------
                    TOTAL HEALTH SERVICES                                325,907
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.24%
       1,300        Rouse Co .....................................        44,915
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES            44,915
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--1.15%
         500      * Extended Stay America, Inc ...................         5,050
       1,000        Marriott International, Inc (Class A) ........        31,810
       7,592        Starwood Hotels & Resorts Worldwide, Inc .....       180,614
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                217,474
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.74%
         100      * AGCO Corp ....................................         1,610
         400      * American Standard Cos, Inc ...................        27,508
         500        Black & Decker Corp ..........................        17,430
         500      * CDW Computer Centers, Inc ....................        20,400
         989      * Cooper Cameron Corp ..........................        48,965
       3,700      * Emulex Corp ..................................        70,855
       3,500      * Flowserve Corp ...............................        40,775
       1,000      * Grant Prideco, Inc ...........................        12,060
       3,171      * International Game Technology ................       259,705
       2,527      * Lam Research Corp ............................        28,780
       3,500      * Lexmark International, Inc ...................       234,325
         600      * National-Oilwell, Inc ........................        13,434
       2,200      * Network Appliance, Inc .......................        24,618
         100        Pall Corp ....................................         2,000
       3,844        Pitney Bowes, Inc ............................       122,700
         200      * SPX Corp .....................................         6,832
       2,610      * Smith International, Inc .....................        91,950
      18,655      * Solectron Corp ...............................        56,338
         300        Symbol Technologies, Inc .....................         2,583
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT           1,082,868
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--7.92%
       4,599        Applera Corp (Applied Biosystems Group) ......        72,802
         100        Beckman Coulter, Inc .........................         3,403
       3,100        Becton Dickinson & Co ........................       106,764
       9,373        Biomet, Inc ..................................       287,282
       1,000      * Cytyc Corp ...................................        13,050
         400        Dentsply International, Inc ..................        13,916
         400      * Fisher Scientific International, Inc .........        11,184
       6,078      * KLA-Tencor Corp ..............................       218,455
         300      * Mettler-Toledo International, Inc ............         8,937
         500      * Millipore Corp ...............................        16,350
       4,300        PerkinElmer, Inc .............................        38,227
       7,012      * St. Jude Medical, Inc ........................       341,835
         100      * Steris Corp ..................................         2,616
       2,651        Stryker Corp .................................       181,991
       1,000      * Teradyne, Inc ................................        11,640
         336      * Varian Medical Systems, Inc ..................        18,120
       1,500      * Waters Corp ..................................        31,740
       2,372      * Zimmer Holdings, Inc .........................       115,350
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS             1,493,662
                                                                    ------------
 INSURANCE CARRIERS--6.07%
       5,063      * AdvancePCS ...................................       143,485
       5,048        Aetna, Inc ...................................       248,866
       5,576      * Anthem, Inc ..................................       369,410
       1,700        HCC Insurance Holdings, Inc ..................        43,452
         200      * Markel Corp ..................................        44,740
         200      * Mid Atlantic Medical Services, Inc ...........         8,110
         700      * Oxford Health Plans, Inc .....................        21,252
       4,114        PMI Group, Inc ...............................       105,113
       2,103      * Wellpoint Health Networks, Inc ...............       161,405
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           1,145,833
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  51

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 LEATHER AND LEATHER PRODUCTS--0.19%
         700      * Coach, Inc ...................................  $     26,831
         200      * Timberland Co (Class A) ......................         8,362
                                                                    ------------
                    TOTAL LEATHER AND LEATHER PRODUCTS                    35,193
                                                                    ------------
 METAL MINING--1.08%
       3,800        Freeport-McMoRan Copper & Gold, Inc (Class A)         64,790
       5,300        Newmont Mining Corp ..........................       138,595
                                                                    ------------
                    TOTAL METAL MINING                                   203,385
                                                                    ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.08%
       3,500        Callaway Golf Co .............................        41,580
       7,200        Mattel, Inc ..................................       162,000
                                                                    ------------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES         203,580
                                                                    ------------
 MISCELLANEOUS RETAIL--2.07%
       2,400      * Amazon.Com, Inc ..............................        62,472
         200      * Barnes & Noble, Inc ..........................         3,798
         400      * Borders Group, Inc ...........................         5,880
         100      * MSC Industrial Direct Co (Class A) ...........         1,599
         600      * Michaels Stores, Inc .........................        15,006
         100        Omnicare, Inc ................................         2,721
       5,220      * Petco Animal Supplies, Inc ...................        98,397
         900      * Petsmart, Inc ................................        11,340
       4,900      * Rite Aid Corp ................................        10,976
       8,000      * Staples, Inc .................................       146,640
       1,000        Tiffany & Co .................................        25,000
         200      * Zale Corp ....................................         6,548
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                           390,377
                                                                    ------------
 MOTION PICTURES--0.01%
         100        Blockbuster, Inc (Class A) ...................         1,710
                                                                    ------------
                    TOTAL MOTION PICTURES                                  1,710
                                                                    ------------
 NONDEPOSITORY INSTITUTIONS--0.04%
       2,300      * AmeriCredit Corp .............................         7,590
                                                                    ------------
                    TOTAL NONDEPOSITORY INSTITUTIONS                       7,590
                                                                    ------------
 OIL AND GAS EXTRACTION--2.38%
       6,944      * BJ Services Co ...............................       238,804
         300        Burlington Resources, Inc ....................        14,313
         200      * Cimarex Energy Co ............................         3,890
         100        Diamond Offshore Drilling, Inc ...............         1,941
       1,000        ENSCO International, Inc .....................        25,510
         200      * Forest Oil Corp ..............................         4,460
         300      * Newfield Exploration Co ......................        10,167
       2,200        Noble Energy, Inc ............................        75,438
       1,800        Ocean Energy, Inc ............................        36,000
         396      * Patterson-UTI Energy, Inc ....................        12,815
         300      * Pioneer Natural Resources Co .................         7,530
         500      * Pride International, Inc .....................         6,745
         100        Rowan Cos, Inc ...............................         1,966
         500      * Varco International, Inc .....................         9,155
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                         448,734
                                                                    ------------
 PERSONAL SERVICES--2.09%
       2,800        Cintas Corp ..................................        92,120
       6,861        H & R Block, Inc .............................       292,896
         200      * Weight Watchers International, Inc ...........         9,210
                                                                    ------------
                    TOTAL PERSONAL SERVICES                              394,226
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--0.93%
         200        Amerada Hess Corp ............................         8,852
       3,769        Murphy Oil Corp ..............................       166,477
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                    175,329
                                                                    ------------
 PRINTING AND PUBLISHING--0.68%
         100        New York Times Co (Class A) ..................         4,315
       2,200        R.R. Donnelley & Sons Co .....................        40,304
         100        Reader's Digest Association, Inc (Class A) ...         1,021
       1,000        Scripps (E.W.) Co (Class A) ..................        75,740
         300        Wiley (John) & Sons, Inc (Class A) ...........         6,804
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                        128,184
                                                                    ------------
 REAL ESTATE--0.14%
         900      * Catellus Development Corp ....................        18,900
         300        St. Joe Co ...................................         8,160
                                                                    ------------
                    TOTAL REAL ESTATE                                     27,060
                                                                    ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.32%
       1,500      * Sealed Air Corp ..............................        60,195
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS      60,195
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--1.81%
       4,933        Federated Investors, Inc (Class B) ...........       125,545
         300      * Investment Technology Group, Inc .............         4,191
         200        Investors Financial Services Corp ............         4,870
       2,798        Legg Mason, Inc ..............................       136,375
       2,100        Nuveen Investments, Inc ......................        46,935
         500        SEI Investments Co ...........................        13,100
         100        T Rowe Price Group, Inc ......................         2,712
         500        Waddell & Reed Financial, Inc (Class A) ......         8,785
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 342,513
                                                                    ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.27%
       8,761      * Corning, Inc .................................        51,164
                                                                    ------------
                    TOTAL STONE, CLAY, AND GLASS PRODUCTS                 51,164
                                                                    ------------
 TEXTILE MILL PRODUCTS--0.13%
         500      * Mohawk Industries, Inc .......................        23,970
                                                                    ------------
                    TOTAL TEXTILE MILL PRODUCTS                           23,970
                                                                    ------------
 TOBACCO PRODUCTS--0.01%
         100        UST, Inc .....................................         2,760
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                                 2,760
                                                                    ------------
 TRANSPORTATION BY AIR--0.05%
         250        * JetBlue Airways Corp .......................         6,928
         200        Skywest, Inc .................................         2,062
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                            8,990
                                                                    ------------
 TRANSPORTATION EQUIPMENT--0.16%
       1,000      * Gentex Corp ..................................        25,440
         100        Polaris Industries, Inc ......................         4,972
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                        30,412
                                                                    ------------
 TRANSPORTATION SERVICES--0.42%
         500        C.H. Robinson Worldwide, Inc .................        16,350
         900        Expeditors International Of Washington, Inc ..        32,355
       1,900      * Sabre Holdings Corp ..........................        30,229
                                                                    ------------
                    TOTAL TRANSPORTATION SERVICES                         78,934
                                                                    ------------
 TRUCKING AND WAREHOUSING--0.02%
         200      * Swift Transportation Co, Inc .................         3,200
                                                                    ------------
                    TOTAL TRUCKING AND WAREHOUSING                         3,200
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--0.62%
         200      * Apogent Technologies, Inc ....................         2,916
       3,100      * Arrow Electronics, Inc .......................        45,570
       1,500      * Patterson Dental Co ..........................        68,895
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                  117,381
                                                                    ------------
 WHOLESALE TRADE-NONDURABLE GOODS--1.92%
       3,752        AmerisourceBergen Corp .......................       196,978
       1,200        Brown-Forman Corp (Class B) ..................        92,280
       2,925        McKesson Corp ................................        72,920
                                                                    ------------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS               362,178
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $17,883,647)                              18,306,781
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

52  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                      -----
                    TOTAL PORTFOLIO--97.03%
                      (COST $17,883,647)                            $ 18,306,781
                    OTHER ASSETS & LIABILITIES, NET--2.97%               560,318
                                                                    ------------
                    NET ASSETS--100.00%                             $ 18,867,099
                                                                    ============

----------
*  Non-income producing
b  In bankruptcy

                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  53

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Accessory Stores ............................  $    105,300    0.76%
Automotive Dealers and Service Stations .................         1,282    0.01
Business Services .......................................       625,592    4.49
Chemicals and Allied Products ...........................       731,002    5.24
Communications ..........................................       225,130    1.61
Depository Institutions .................................     1,991,328   14.28
Eating and Drinking Places ..............................       165,687    1.19
Electric, Gas, and Sanitary Services ....................     1,854,727   13.30
Electronic and Other Electric Equipment .................       562,880    4.04
Engineering and Management Services .....................       416,989    2.99
Fabricated Metal Products ...............................        12,860    0.09
Food and Kindred Products ...............................       228,241    1.64
Food Stores .............................................        88,905    0.64
Furniture and Fixtures ..................................       313,600    2.25
Furniture and Homefurnishings Stores ....................        76,700    0.55
Holding and Other Investment Offices ....................     1,008,838    7.24
Hotels and Other Lodging Places .........................       156,419    1.12
Industrial Machinery and Equipment ......................       823,029    5.90
Instruments and Related Products ........................       225,868    1.62
Insurance Carriers ......................................     1,329,579    9.54
Metal Mining ............................................        57,163    0.41
Miscellaneous Retail ....................................       305,855    2.19
Oil and Gas Extraction ..................................       824,849    5.92
Paper and Allied Products ...............................       464,648    3.33
Petroleum and Coal Products .............................       151,637    1.09
Printing and Publishing .................................        77,968    0.56
Railroad Transportation .................................       249,491    1.79
Security and Commodity Brokers ..........................       298,790    2.14
Tobacco Products ........................................        72,150    0.52
Transportation By Air ...................................        69,359    0.50
Transportation Equipment ................................       205,269    1.47
Wholesale Trade-Durable Goods ...........................       161,988    1.16
                                                           ------------  ------
TOTAL COMMON STOCK (COST $14,034,054) ...................    13,883,123   99.58
                                                           ------------  ------
TOTAL PORTFOLIO (COST $14,034,054) ......................    13,883,123   99.58
OTHER ASSETS & LIABILITIES, NET .........................        58,182    0.42
                                                           ------------  ------
NET ASSETS ..............................................  $ 13,941,305  100.00%
                                                           ============  ======

                    ---------------------------------------
    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCK--99.58%
 APPAREL AND ACCESSORY STORES--0.76%
       6,500        Nordstrom, Inc ...............................  $    105,300
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                   105,300
                                                                    ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.01%
          88      * Carmax, Inc ..................................         1,282
                                                                    ------------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS          1,282
                                                                    ------------
 BUSINESS SERVICES--4.49%
      14,358      * Brocade Communications Systems, Inc ..........        70,067
       1,829      * Computer Sciences Corp .......................        59,534
       3,688      * Lamar Advertising Co .........................       108,243
       4,196        Manpower, Inc ................................       125,376
       4,450      * Peoplesoft, Inc ..............................        68,085
      22,110      * Sun Microsystems, Inc ........................        72,079
       5,700        Viad Corp ....................................       122,208
                                                                    ------------
                    TOTAL BUSINESS SERVICES                              625,592
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--5.24%
       6,167        Dial Corp ....................................       119,640
       2,100      * Genzyme Corp (General Division) ..............        76,545
       7,400        International Flavors & Fragrances, Inc ......       230,066
         600        PPG Industries, Inc ..........................        27,048
         800        Praxair, Inc .................................        45,080
       5,200        Rohm & Haas Co ...............................       154,856
       1,900        Valspar Corp .................................        77,767
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                  731,002
                                                                    ------------
 COMMUNICATIONS--1.61%
      13,800      * Broadwing, Inc ...............................        55,200
      11,500      * Level 3 Communications, Inc ..................        59,340
       5,392      * Lin TV Corp (Class A) ........................       110,590
                                                                    ------------
                    TOTAL COMMUNICATIONS                                 225,130
                                                                    ------------
 DEPOSITORY INSTITUTIONS--14.28%
         100        AmSouth Bancorp ..............................         1,988
       6,914        Astoria Financial Corp .......................       160,612
         300        Capitol Federal Financial ....................         8,994
      10,019        Charter One Financial, Inc ...................       277,126
         755        Commerce Bancshares, Inc .....................        27,595
         496        FNB Corp .....................................        14,205
       2,700        Greenpoint Financial Corp ....................       120,987
      15,002        Hibernia Corp (Class A) ......................       254,434
       3,300        IndyMac Bancorp, Inc .........................        64,185
       1,970        Mercantile Bankshares Corp ...................        66,862
       6,400        National Commerce Financial Corp .............       151,680
       7,100        North Fork Bancorp, Inc ......................       209,095
       1,100        Regions Financial Corp .......................        35,640
       1,700        SouthTrust Corp ..............................        43,401
       3,978        TCF Financial Corp ...........................       159,279
       9,834        Union Planters Corp ..........................       258,536
       3,000        UnionBanCal Corp .............................       118,260
         876        Washington Federal, Inc ......................        18,449
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                      1,991,328
                                                                    ------------
 EATING AND DRINKING PLACES--1.19%
       6,810      * Yum! Brands, Inc .............................       165,687
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                     165,687
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--13.30%
       9,482      * Allegheny Energy, Inc ........................        58,883
       3,690        Cinergy Corp .................................       124,169
       2,628        Consolidated Edison, Inc .....................       101,099
       6,368        Constellation Energy Group, Inc ..............       176,585
       3,300        DTE Energy Co ................................       127,545
         200      * Dynegy, Inc (Class A) ........................           522
       1,800        Energy East Corp .............................        32,040
       4,130        Entergy Corp .................................       198,860
       2,700        Equitable Resources, Inc .....................       101,277
       5,080        FirstEnergy Corp .............................       160,020
         500        Hawaiian Electric Industries, Inc ............        20,380
       2,000        KeySpan Corp .................................        64,500
         700        NSTAR ........................................        28,014
       4,200        National Fuel Gas Co .........................        91,854
         400        Peoples Energy Corp ..........................        14,308
       2,000        Pepco Holdings, Inc ..........................        34,800
         700        Philadelphia Suburban Corp ...................        15,365
       3,870        Pinnacle West Capital Corp ...................       128,639
       2,800        Public Service Enterprise Group, Inc .........       102,732
       1,100        Puget Energy, Inc ............................        23,441
       1,300        SCANA Corp ...................................        38,896
       2,300        Sempra Energy ................................        57,408
       1,500        Wisconsin Energy Corp ........................        38,100
       9,000        Xcel Energy, Inc .............................       115,290
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         1,854,727
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--4.04%
      37,150      * ADC Telecommunications, Inc ..................        76,529
       9,533      * ASML Holding NV (New York Shs) ...............        62,632
       7,193      * Comverse Technology, Inc .....................        81,353
      32,514      * JDS Uniphase Corp ............................        92,665
       7,902      * Micrel, Inc ..................................        72,856
       3,100        Molex, Inc ...................................        66,588


                       SEE NOTES TO FINANCIAL STATEMENTS

54  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       2,300      * National Semiconductor Corp ..................  $     39,192
      23,300      * Sycamore Networks, Inc .......................        71,065
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT        562,880
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--2.99%
       3,600        Fluor Corp ...................................       121,248
      18,033        Monsanto Co ..................................       295,741
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES            416,989
                                                                    ------------
 FABRICATED METAL PRODUCTS--0.09%
         300        Fortune Brands, Inc ..........................        12,860
                                                                    ------------
                    TOTAL FABRICATED METAL PRODUCTS                       12,860
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--1.64%
      14,100        Archer Daniels Midland Co ....................       152,280
         600        Hershey Foods Corp ...........................        37,596
         900        Hormel Foods Corp ............................        19,053
         800        McCormick & Co, Inc (Non-Vote) ...............        19,312
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                      228,241
                                                                    ------------
 FOOD STORES--0.64%
       6,725        Winn-Dixie Stores, Inc .......................        88,905
                                                                    ------------
                    TOTAL FOOD STORES                                     88,905
                                                                    ------------
 FURNITURE AND FIXTURES--2.25%
         600        Hillenbrand Industries, Inc ..................        30,588
         200        Johnson Controls, Inc ........................        14,488
       5,912      * Lear Corp ....................................       208,989
       2,100        Newell Rubbermaid, Inc .......................        59,535
                                                                    ------------
                    TOTAL FURNITURE AND FIXTURES                         313,600
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.55%
      14,750        Circuit City Stores, Inc (Circuit City Group)         76,700
                                                                    ------------
                    TOTAL FURNITURE AND HOME FURNISHINGS STORES           76,700
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--7.24%
       4,480        Apartment Investment & Management Co (Class A)       163,430
       4,100        Developers Diversified Realty Corp ...........        99,015
       7,033        Duke Realty Corp .............................       189,750
         600        Equity Residential ...........................        14,442
         200      * FelCor Lodging Trust, Inc ....................         1,246
       3,100        General Growth Properties, Inc ...............       167,245
       8,032        Highwoods Properties, Inc ....................       164,174
       4,900        Mack-Cali Realty Corp ........................       151,753
       1,700        Popular, Inc .................................        57,783
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES         1,008,838
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--1.12%
       6,575        Starwood Hotels & Resorts Worldwide, Inc .....       156,419
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                156,419
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.90%
       3,000        Black & Decker Corp ..........................       104,580
       6,150        Cummins, Inc .................................       151,290
         300      * Gateway, Inc .................................           708
       5,102        Kennametal, Inc ..............................       143,519
       8,095        Pitney Bowes, Inc ............................       258,392
       2,372      * SPX Corp .....................................        81,028
      27,653      * Solectron Corp ...............................        83,512
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT             823,029
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--1.62%
       5,441        Becton Dickinson & Co ........................       187,388
       1,300        Eastman Kodak Co .............................        38,480
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS               225,868
                                                                    ------------
 INSURANCE CARRIERS--9.54%
       6,185        Aetna, Inc ...................................       304,921
         100        American National Insurance Co ...............         7,793
       1,400      * Anthem, Inc ..................................        92,750
         300        Erie Indemnity Co (Class A) ..................        10,890
       4,880        Lincoln National Corp ........................       136,640
      12,000        Max Re Capital Ltd ...........................       151,200
         300        Mercury General Corp .........................        11,385
       1,500        Old Republic International Corp ..............        40,125
       6,176        PMI Group, Inc ...............................       157,797
       4,143        Protective Life Corp .........................       118,283
       7,000        Safeco Corp ..................................       244,790
         400        St. Paul Cos, Inc ............................        12,720
         400        Stancorp Financial Group, Inc ................        20,620
         300        Transatlantic Holdings, Inc ..................        19,665
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           1,329,579
                                                                    ------------
 METAL MINING--0.41%
       3,070      * Inco Ltd Co (U.S.) ...........................        57,163
                                                                    ------------
                    TOTAL METAL MINING                                    57,163
                                                                    ------------
 MISCELLANEOUS RETAIL--2.19%
       6,100      * Borders Group, Inc ...........................        89,670
      12,600      * Office Depot, Inc ............................       149,058
       8,020      * Toys ORO Us, Inc .............................        67,127
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                           305,855
                                                                    ------------
 OIL AND GAS EXTRACTION--5.92%
       3,880        Apache Corp ..................................       239,551
       3,881        Devon Energy Corp ............................       187,142
       3,400        Diamond Offshore Drilling, Inc ...............        65,994
       3,900        Marathon Oil Corp ............................        93,483
       3,300        Noble Energy, Inc ............................       113,157
       1,500        Unocal Corp ..................................        39,465
       4,700      * Varco International, Inc .....................        86,057
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                         824,849
                                                                    ------------
 PAPER AND ALLIED PRODUCTS--3.33%
       8,000        Abitibi-Consolidated, Inc ....................        55,600
      21,000        Abitibi-Consolidated, Inc (Canada) ...........       146,334
       5,400      * Pactiv Corp ..................................       109,620
      11,460      * Smurfit-Stone Container Corp .................       153,094
                                                                    ------------
                    TOTAL PAPER AND ALLIED PRODUCTS                      464,648
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--1.09%
      10,870        Lyondell Chemical Co .........................       151,637
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                    151,637
                                                                    ------------
 PRINTING AND PUBLISHING--0.56%
       2,200        Dow Jones & Co, Inc ..........................        77,968
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                         77,968
                                                                    ------------
 RAILROAD TRANSPORTATION--1.79%
       7,967        CSX Corp .....................................       227,219
       1,200        Norfolk Southern Corp ........................        22,272
                                                                    ------------
                    TOTAL RAILROAD TRANSPORTATION                        249,491
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--2.14%
       3,600        A.G. Edwards, Inc ............................        93,240
         200      * E*trade Group, Inc ...........................           842
       4,200        Legg Mason, Inc ..............................       204,708
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 298,790
                                                                    ------------
 TOBACCO PRODUCTS--0.52%
       3,900        Loews Corp (Carolina Group) ..................        72,150
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                                72,150
                                                                    ------------
 TRANSPORTATION BY AIR--0.50%
      10,052      * Northwest Airlines Corp ......................        69,359
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                           69,359
                                                                    ------------
 TRANSPORTATION EQUIPMENT--1.47%
       5,000        Autoliv, Inc .................................        99,850
       3,839        Textron, Inc .................................       105,419
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                       205,269
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  55

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 WHOLESALE TRADE-DURABLE GOODS--1.16%
       5,867        Martin Marietta Materials, Inc ...............  $    161,988
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                  161,988
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $14,034,054)                              13,883,123
                                                                    ------------
                    TOTAL PORTFOLIO--99.58%
                      (COST $14,034,054)                              13,883,123
                    OTHER ASSETS & LIABILITIES, NET--0.42%                58,182
                                                                    ------------
                    NET ASSETS--100.00%                             $ 13,941,305
                                                                    ============
----------
*  Non-income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

56  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops .......................... $    61,263       0.22%
Agricultural Production-Livestock ......................      20,200       0.07
Agricultural Services ..................................      13,923       0.05
Amusement and Recreation Services ......................     248,219       0.90
Apparel and Accessory Stores ...........................     538,413       1.94
Apparel and Other Textile Products .....................     102,490       0.37
Auto Repair, Services and Parking ......................      14,472       0.05
Automotive Dealers and Service Stations ................      39,361       0.14
Building Materials and Garden Supplies .................      63,077       0.23
Business Services ......................................   2,769,085      10.00
Chemicals and Allied Products ..........................   1,986,844       7.18
Coal Mining ............................................      65,343       0.24
Communications .........................................     567,294       2.05
Depository Institutions ................................   2,475,797       8.94
Eating and Drinking Places .............................     370,556       1.34
Educational Services ...................................     215,248       0.78
Electric, Gas, and Sanitary Services ...................   1,284,581       4.64
Electronic and Other Electric Equipment ................   2,197,822       7.94
Engineering and Management Services ....................     931,873       3.37
Fabricated Metal Products ..............................     212,414       0.77
Food and Kindred Products ..............................     465,510       1.68
Food Stores ............................................     113,357       0.41
Furniture and Fixtures .................................      20,467       0.07
Furniture and Homefurnishings Stores ...................      82,561       0.30
General Building Contractors ...........................     113,966       0.41
General Merchandise Stores .............................     107,723       0.39
Health Services ........................................     373,977       1.35
Heavy Construction, Except Building ....................      40,365       0.15
Holding and Other Investment Offices ...................   2,646,242       9.56
Hotels and Other Lodging Places ........................     126,729       0.46
Industrial Machinery and Equipment .....................   1,370,878       4.95
Instruments and Related Products .......................   1,433,198       5.18
Insurance Agents, Brokers and Service ..................      64,385       0.23
Insurance Carriers .....................................     856,707       3.10
Justice, Public Order and Safety .......................       2,940       0.01
Leather and Leather Products ...........................      91,976       0.33
Legal Services .........................................       8,640       0.03
Lumber and Wood Products ...............................      33,435       0.12
Metal Mining ...........................................      48,247       0.17
Miscellaneous Manufacturing Industries .................     235,179       0.85
Miscellaneous Retail ...................................     262,279       0.95
Motion Pictures ........................................      83,132       0.30
Nondepository Institutions .............................     200,602       0.72
Nonmetallic Minerals, Except Fuels .....................       5,680       0.02
Oil and Gas Extraction .................................     861,812       3.11
Paper and Allied Products ..............................     104,155       0.38
Personal Services ......................................     140,348       0.51
Petroleum and Coal Products ............................      88,361       0.32
Primary Metal Industries ...............................     303,722       1.10
Printing and Publishing ................................     264,820       0.96
Railroad Transportation ................................      65,662       0.24
Real Estate ............................................     123,302       0.45
Rubber and Miscellaneous Plastics Products .............     151,562       0.55
Security and Commodity Brokers .........................      92,777       0.34
Social Services ........................................      15,470       0.06
Special Trade Contractors ..............................     124,817       0.45
Stone, Clay, and Glass Products ........................     222,423       0.80
Textile Mill Products ..................................      32,601       0.12
Tobacco Products .......................................      51,288       0.19
Transportation By Air ..................................     202,720       0.73
Transportation Equipment ...............................     349,772       1.26
Transportation Services ................................      52,947       0.19
Trucking and Warehousing ...............................     221,705       0.80
Water Transportation ...................................      82,806       0.30
Wholesale Trade-Durable Goods ..........................     556,881       2.01
Wholesale Trade-Nondurable Goods .......................     458,008       1.65
                                                         -----------     ------
TOTAL COMMON STOCK (COST $27,255,526) ..................  27,534,409      99.48
                                                         -----------     ------
TOTAL PORTFOLIO (COST $27,255,526) .....................  27,534,409      99.48
OTHER ASSETS & LIABILITIES, NET ........................     144,293       0.52
                                                         -----------     ------
NET ASSETS ............................................. $27,678,702     100.00%
                                                         ===========     ======

                       ---------------------------------

    SHARES                                                               VALUE
    ------                                                              ------
COMMON STOCK--99.48%
 AGRICULTURAL PRODUCTION-CROPS--0.22%
         100          Alico, Inc .................................... $   2,426
       2,500          Delta & Pine Land Co ..........................    56,525
         800        * Seminis, Inc (Class A) ........................     2,312
                                                                      ---------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS                61,263
                                                                      ---------
 AGRICULTURAL PRODUCTION-LIVESTOCK--0.07%
         100          Seaboard Corp .................................    20,200
                                                                      ---------
                      TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK            20,200
                                                                      ---------
 AGRICULTURAL SERVICES--0.05%
         900        * VCA Antech, Inc ...............................    13,923
                                                                      ---------
                      TOTAL AGRICULTURAL SERVICES                        13,923
                                                                      ---------
 AMUSEMENT AND RECREATION SERVICES--0.90%
       1,400        * Alliance Gaming Corp ..........................    21,000
         800        * Argosy Gaming Co ..............................    15,984
       1,000        * Aztar Corp ....................................    13,430
         300        * Bally Total Fitness Holding Corp ..............     1,521
         300        * Championship Auto Racing Teams, Inc ...........     1,098
         300          Churchill Downs, Inc ..........................    10,200
         400          Dover Downs Gaming & Entertainment, Inc .......     3,956
         100          Dover Motorsport, Inc .........................       318
       1,100        * Gaylord Entertainment Co ......................    19,745
         700        * Isle Of Capri Casinos, Inc ....................     8,169
         500        * MTR Gaming Group, Inc .........................     3,315
         400        * Magna Entertainment Corp (Class A) ............     1,724
         300        * Multimedia Games, Inc .........................     5,769
       1,200        * Penn National Gaming, Inc .....................    21,300
         600          Speedway Motorsports, Inc .....................    14,154
       1,700        * Station Casinos, Inc ..........................    35,887
       4,700        * WMS Industries, Inc ...........................    59,925
       1,400        * World Wrestling Federation Entertainment, Inc .    10,724
                                                                      ---------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           248,219
                                                                      ---------
 APPAREL AND ACCESSORY STORES--1.94%
         600        * Aeropostale, Inc ..............................     7,950
       2,100        * AnnTaylor Stores Corp .........................    43,113
         300        * Bebe Stores, Inc ..............................     3,540
         300        * Buckle, Inc ...................................     5,310
         900          Burlington Coat Factory Warehouse Corp ........    14,670
         100        * Cache, Inc ....................................     1,005
         700          Cato Corp (Class A) ...........................    13,328
         200        * Charlotte Russe Holding, Inc ..................     1,616
       6,600        * Charming Shoppes, Inc .........................    23,100
         300        * Children's Place Retail Stores, Inc ...........     2,763
       1,200        * Christopher & Banks Corp ......................    21,240
       2,000          Claire's Stores, Inc ..........................    47,220
         200          Deb Shops, Inc ................................     3,736
       1,100        * Dress Barn, Inc ...............................    14,795
         300        * Factory 2-U Stores, Inc .......................     1,230
       1,600        * Finish Line, Inc (Class A) ....................    24,000
       1,100        * Footstar, Inc .................................     9,240
       1,000        * Genesco, Inc ..................................    14,220
         800        * Goody's Family Clothing, Inc ..................     3,224
       4,300        * Gymboree Corp .................................    64,672
       1,500        * Hot Topic, Inc ................................    34,965


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  57

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 APPAREL AND ACCESSORY STORES--(CONTINUED)
         200        * Mothers Work, Inc ............................. $   4,430
       1,000          Oshkosh B'gosh, Inc (Class A) .................    26,000
       2,150        * Pacific Sunwear Of California, Inc ............    43,753
       3,600        * Payless Shoesource, Inc .......................    56,340
         300        * Shoe Carnival, Inc ............................     4,566
       1,000        * Stage Stores, Inc .............................    21,180
         900        * Too, Inc ......................................    14,949
         300        * Urban Outfitters, Inc .........................     6,750
         700        * Wet Seal, Inc (Class A) .......................     5,110
         100        * Wilsons The Leather Experts, Inc ..............       398
                                                                      ---------
                      TOTAL APPAREL AND ACCESSORY STORES                538,413
                                                                      ---------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.37%
         300        * Collins & Aikman Corp .........................     1,221
         100        * DHB Industries, Inc ...........................       222
         400        * Guess?, Inc ...................................     1,424
       1,000          Kellwood Co ...................................    28,940
         200        * Mossimo, Inc ..................................       964
       1,400        * Nautica Enterprises, Inc ......................    13,580
         300          Oxford Industries, Inc ........................     7,395
       1,300          Phillips-Van Heusen Corp ......................    16,055
       1,000        * Quiksilver, Inc ...............................    30,620
         300        * Tropical Sportswear International Corp ........     1,365
       1,600        * Westpoint Stevens, Inc ........................       704
                                                                      ---------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          102,490
                                                                      ---------
 AUTO REPAIR, SERVICES AND PARKING--0.05%
         300        * Amerco, Inc ...................................     1,212
         500          Central Parking Corp ..........................     5,000
         200        * Dollar Thrifty Automotive Group, Inc ..........     3,330
         100        * Midas, Inc ....................................       730
         200        * Monro Muffler Brake, Inc ......................     4,200
                                                                      ---------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING            14,472
                                                                      ---------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.14%
         300        * Asbury Automotive Group, Inc ..................     2,400
         700        * CSK Auto Corp .................................     6,370
       1,000        * Group 1 Automotive, Inc .......................    21,400
         200        * Lithia Motors, Inc (Class A) ..................     2,460
         300        * MarineMax, Inc ................................     2,706
         200        * United Auto Group, Inc ........................     2,350
         100        * West Marine, Inc ..............................     1,675
                                                                      ---------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      39,361
                                                                      ---------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.23%
         622          Building Materials Holding Corp ...............     8,279
         700        * Central Garden & Pet Co .......................    15,148
       5,000        * Louisiana-Pacific Corp ........................    39,650
                                                                      ---------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       63,077
                                                                      ---------
 BUSINESS SERVICES--10.00%
         300        * 3D Systems Corp ...............................     1,398
         200          Aaron Rents, Inc ..............................     4,076
       1,800          ABM Industries, Inc ...........................    23,652
       1,100        * Acacia Research--Acacia Technologies ..........     1,331
       2,400        * Acclaim Entertainment, Inc ....................       936
       6,100        * Actuate Corp ..................................     8,473
         700        * Administaff, Inc ..............................     4,375
         900        * Advo, Inc .....................................    29,700
         100        * Aether Systems, Inc ...........................       315
       1,800        * Agile Software Corp ...........................    11,556
       1,200        * Akamai Technologies, Inc ......................     1,692
         200        * Altiris, Inc ..................................     2,498
       2,700        * American Management Systems, Inc ..............    32,616
         700        * Ansys, Inc ....................................    16,765
         800        * Anteon International Corp .....................    17,960
       2,400        * APAC Customer Services, Inc ...................     5,568
       3,200        * Aquantive, Inc ................................    14,240
       1,600        * Arbitron, Inc .................................    50,720
      11,100        * Ariba, Inc ....................................    31,302
       2,700        * Armor Holdings, Inc ...........................    27,000
       8,800        * Ascential Software Corp .......................    24,640
       1,400        * Asiainfo Holdings, Inc ........................     5,642
       2,700        * Aspect Communications Corp ....................     8,316
       1,000        * Aspen Technology, Inc .........................     2,400
         500        * At Road, Inc ..................................     3,380
       2,000        * Barra, Inc ....................................    59,380
       2,900        * Borland Software Corp .........................    26,680
       1,000          Brady Corp (Class A) ..........................    28,280
       1,100        * CACI International, Inc (Class A) .............    36,696
         400        * Caminus Corp ..................................     3,556
         200        * Carreker Corp .................................       410
       1,300        * CCC Information Services Group, Inc ...........    21,034
       1,700        * CDI Corp ......................................    39,610
       1,100        * Chordiant Software, Inc .......................     1,221
       2,700        * Ciber, Inc ....................................    12,852
       3,800        * CNET Networks, Inc ............................     9,538
         800        * Cognizant Technology Solutions Corp ...........    53,880
       2,700        * Computer Horizons Corp ........................     8,316
         200        * Computer Programs & Systems, Inc ..............     4,900
         500        * Concord Communications, Inc ...................     4,285
         500        * CoStar Group, Inc .............................    11,160
       1,500        * Covansys Corp .................................     3,555
       1,400        * Cross County, Inc .............................    16,100
         400        * Cross Media Marketing Corp ....................       140
         800        * Datastream Systems, Inc .......................     5,456
       1,000        * Dendrite International, Inc ...................     8,500
         100        * Digimarc Corp .................................     1,164
         700        * Digital Insight Corp ..........................     9,765
       1,200        * Digital River, Inc ............................    16,428
         400        * DocuCorp International, Inc ...................     1,316
       2,200        * Documentum, Inc ...............................    28,864
       2,800        * DoubleClick, Inc ..............................    21,756
         200        * Dynamics Research Corp ........................     2,612
         619        * E.piphany, Inc ................................     2,464
       5,900        * Earthlink, Inc ................................    33,925
       1,200        * Echelon Corp ..................................    12,672
       2,900        * Eclipsys Corp .................................    23,116
       6,900        * eFunds Corp ...................................    47,403
         800        * Electro Rent Corp .............................     7,600
         500        * Embarcadero Technologies, Inc .................     3,160
       7,800        * Enterasys Networks, Inc .......................    14,430
         400        * Entrust, Inc ..................................     1,000
         200        * EPIQ Systems, Inc .............................     3,840
       1,800        * eSpeed, Inc (Class A) .........................    20,934
       4,600        * Extreme Networks, Inc .........................    19,918
       1,100        * F5 Networks, Inc ..............................    13,893
       1,100          Factset Research Systems, Inc .................    35,695
         700        * Fidelity National Information Solutions, Inc ..    12,425
       1,510        * Filenet Corp ..................................    15,840
       1,800        * Freemarkets, Inc ..............................     9,846
         700        * GSI Commerce, Inc .............................     1,183
         500        * Hall Kinion & Associates, Inc .................       740
       1,400        * Harris Interactive, Inc .......................     7,672
         500        * Healthcare Services Group .....................     5,928
         100        * Heidrick & Struggles International, Inc .......     1,160
       1,100        * Homestore, Inc ................................       616
       1,600        * Hyperion Solutions Corp .......................    38,800
         100        * ICT Group, Inc ................................       966
         400        * iDine Rewards Network, Inc ....................     2,980
         800        * IDX Systems Corp ..............................    12,545
       2,600        * iGate Corp ....................................     7,384
       1,100        * I-many, Inc ...................................       825


                       SEE NOTES TO FINANCIAL STATEMENTS

58  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
       1,700        * Imation Corp ................................. $   63,274
       1,600        * Infogrames, Inc ..............................      2,848
       2,800        * Informatica Corp .............................     18,060
       7,500        * Information Resources, Inc ...................      9,600
         800        * Inforte Corp .................................      4,728
       1,300        * infoUSA, Inc .................................      6,240
         400        * Integral Systems, Inc ........................      8,480
       3,200        * Intergraph Corp ..............................     55,488
      13,800        * Interland, Inc ...............................      9,108
       2,600        * Internet Security Systems, Inc ...............     25,818
         200          Interpool, Inc ...............................      2,690
       2,600        * Interwoven, Inc ..............................      4,732
       1,400        * Intrado, Inc .................................     11,060
       1,400        * JDA Software Group, Inc ......................     14,154
       3,600        * Keane, Inc ...................................     29,448
         600          Kelly Services, Inc (Class A) ................     12,912
       1,000        * Keynote Systems, Inc .........................      9,300
       2,100        * Kforce, Inc ..................................      5,670
       1,700        * Korn/Ferry International .....................     11,135
         200        * Kroll, Inc ...................................      4,282
       1,000        * Kronos, Inc ..................................     35,050
       4,800        * Labor Ready, Inc .............................     27,360
         200        * Lawson Software, Inc .........................        928
         900        * Legato Systems, Inc ..........................      4,617
         300        * LendingTree, Inc .............................      3,501
       3,000        * Looksmart Ltd ................................      8,280
       1,900        * Macrovision Corp .............................     22,781
       1,000        * Magma Design Automation, Inc .................      7,750
         900        * Manhattan Associates, Inc ....................     15,777
         500        * Mantech International Corp (Class A) .........      7,410
       2,800        * Manugistics Group, Inc .......................      6,384
       1,500        * MAPICS, Inc ..................................      9,900
         200        * Mapinfo Corp .................................        774
       1,240        * Matrixone, Inc ...............................      4,191
         600          McGrath RentCorp .............................     13,560
         300        * Medical Staffing Network Holdings, Inc .......      3,180
         900        * MedQuist, Inc ................................     15,345
       2,100        * Memberworks, Inc .............................     43,869
       1,700        * Mentor Graphics Corp .........................     15,198
       1,200        * MetaSolv, Inc ................................      1,704
       3,700        * Micromuse, Inc ...............................     19,240
       1,400        * Midway Games, Inc ............................      4,634
       6,000        * MPS Group, Inc ...............................     31,320
         400        * MRO Software, Inc ............................      2,744
       1,200        * MSC.Software Corp ............................      9,300
         300        * Nassda Corp ..................................      1,980
       1,600        * NCO Group, Inc ...............................     23,200
         400          NDCHealth Corp ...............................      6,708
       1,800        * Neoforma, Inc ................................     22,788
         480        * Netegrity, Inc ...............................      1,781
       3,200        * NETIQ Corp ...................................     35,712
         200        * Netratings, Inc ..............................      1,300
         900        * Netscout Systems, Inc ........................      2,510
         500        * NetScreen Technologies, Inc ..................      8,390
         500        * NIC, Inc .....................................        875
         600        * Novadigm, Inc ................................      1,110
      17,900        * Novell, Inc ..................................     38,485
         200        * Nuance Communications, Inc ...................        436
         100        * NYFIX, Inc ...................................        371
         400        * On Assignment, Inc ...........................      1,692
         400        * Onyx Software Corp ...........................        352
       4,600        * Openwave Systems, Inc ........................      6,532
         600        * Opnet Technologies, Inc ......................      3,282
       2,400        * Overture Services, Inc .......................     36,408
       1,100        * Packeteer, Inc ...............................     10,780
      12,630        * Parametric Technology Corp ...................     27,407
         800        * PC-Tel, Inc ..................................      7,208
         800        * PDF Solutions, Inc ...........................      5,080
         300        * PDI, Inc .....................................      2,220
         400        * PEC Solutions, Inc ...........................      4,712
       1,200        * Pegasus Solutions, Inc .......................     13,440
         700        * Pegasystems, Inc .............................      2,793
         700        * Penton Media, Inc ............................        385
       2,500        * Phoenix Technologies Ltd .....................     10,625
         700        * PLATO Learning, Inc ..........................      3,136
       1,400        * Portal Software, Inc .........................      1,008
       6,800        * Priceline.com, Inc ...........................     11,152
         200        * Probusiness Services, Inc ....................      2,664
       1,500        * Progress Software Corp .......................     26,925
         500        * Protection One, Inc ..........................        795
         200        * Proxymed, Inc ................................      1,500
         700        * QRS Corp .....................................      3,437
       1,800        * Quest Software, Inc ..........................     16,200
         900        * Quovadx, Inc .................................      1,737
       1,300        * R.H. Donnelley Corp ..........................     38,584
         800        * Radiant Systems, Inc .........................      5,920
         900        * Radisys Corp .................................      5,967
       1,000        * Raindance Communications, Inc ................      1,680
       5,500        * Red Hat, Inc .................................     29,865
       2,200        * Redback Networks, Inc ........................      1,276
       1,300        * Register.com, Inc ............................      7,176
         100        * Remedytemp, Inc (Class A) ....................      1,203
       3,100        * Renaissance Learning, Inc ....................     54,653
       1,400        * Rent-Way, Inc ................................      5,040
       2,500        * Retek, Inc ...................................     14,425
         300        * RMH Teleservices, Inc ........................      1,950
         900          Rollins, Inc .................................     20,727
         400        * Roxio, Inc ...................................      2,480
       2,500        * RSA Security, Inc ............................     17,750
         600        * S1 Corp ......................................      3,072
         600        * Sanchez Computer Associates, Inc .............      2,466
       3,100        * Sapient Corp .................................      4,743
       2,500        * Scansoft, Inc ................................     11,250
         900        * Secure Computing Corp ........................      3,312
         500        * Seebeyond Technology Corp ....................      1,010
         800        * Serena Software, Inc .........................     12,769
       1,300        * Sitel Corp ...................................      1,365
       4,100       b* SONICblue, Inc ...............................        115
       2,400        * SonicWALL, Inc ...............................      8,640
         500        * Sotheby's Holdings, Inc (Class A) ............      4,590
         100        * SpeechWorks International, Inc ...............        232
         500        * Spherion Corp ................................      1,985
         500        * SPSS, Inc ....................................      5,660
         400        * SRA International, Inc (Class A) .............      9,480
       2,100        * SS&C Technologies, Inc .......................     25,515
         500        * Startek, Inc .................................     11,425
       3,400        * StorageNetworks, Inc .........................      3,060
       8,000        * Sykes Enterprises, Inc .......................     31,120
         300        * Synplicity, Inc ..............................        957
         200        * Syntel, Inc ..................................      3,834
       1,500        * Systems & Computer Technology Corp ...........     11,475
       2,000        * Take-Two Interactive Software, Inc ...........     44,700
         600          Talx Corp ....................................      7,782
       2,000        * TeleTech Holdings, Inc .......................     10,860
       4,100        * THQ, Inc .....................................     53,628
         700        * TIBCO Software, Inc ..........................      2,940
         400        * Tier Technologies, Inc (Class B) .............      4,048
       6,400        * Transaction Systems Architects, Inc (Class A)      38,016
         100        * Tripos, Inc ..................................        505


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  59

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
         700        * Trizetto Group, Inc .......................... $    2,891
       3,300        * Tyler Technologies, Inc ......................     11,649
       1,000        * United Online, Inc ...........................     17,240
         800        * Universal Compression Holdings, Inc ..........     13,960
       1,100        * Valueclick, Inc ..............................      3,333
         400        * Vastera, Inc .................................      1,524
         300        * Verint Systems, Inc ..........................      5,070
       1,200        * Verity, Inc ..................................     16,620
       1,509        * Viewpoint Corp ...............................        694
       2,200        * Vignette Corp ................................      3,344
         500        * VitalWorks, Inc ..............................      1,920
       2,200        * Vitria Technology, Inc .......................      1,496
         800        * Volt Information Sciences, Inc ...............      8,208
         600        * WatchGuard Technologies, Inc .................      3,600
       1,200        * WebEx Communications, Inc ....................     12,408
       1,300        * webMethods, Inc ..............................     11,869
       1,000        * Websense, Inc ................................     14,670
       3,300        * Wind River Systems, Inc ......................      9,834
         500        * Witness Systems, Inc .........................      1,600
                                                                     ----------
                      TOTAL BUSINESS SERVICES                         2,769,085
                                                                     ----------
 CHEMICALS AND ALLIED PRODUCTS--7.18%
       8,200        * Abgenix, Inc .................................     71,340
         669        * Acacia Research--CombiMatrix .................      1,258
       4,900        * Adolor Corp ..................................     48,559
         200        * Albany Molecular Research, Inc ...............      2,982
       4,820        * Alexion Pharmaceuticals, Inc .................     58,611
       1,700        * Alkermes, Inc ................................     15,419
         100        * Allos Therapeutics, Inc ......................        400
         700          Alpharma, Inc (Class A) ......................     12,551
         400        * American Pharmaceutical Partners, Inc ........      7,660
       3,300        * Amylin Pharmaceuticals, Inc ..................     53,460
         200        * Aphton Corp ..................................        500
       1,000          Arch Chemicals, Inc ..........................     18,700
       1,000        * Arena Pharmaceuticals, Inc ...................      6,580
       2,800        * Arqule, Inc ..................................      6,748
         300        * Array Biopharma, Inc .........................      1,281
         800        * Atherogenics, Inc ............................      7,488
       1,000        * Atrix Laboratories, Inc ......................     14,050
       5,200        * AVANIR Pharmaceuticals (Class A) .............      5,512
         358        * Avigen, Inc ..................................      1,049
         600        * Benthley Pharmaceuticals, Inc ................      4,812
       2,000        * BioMarin Pharmaceutical, Inc .................     22,700
         500        * Biopure Corp .................................      1,670
         500        * Biosite, Inc .................................     19,205
         100        * Bone Care International, Inc .................        713
         200        * Bradley Pharmaceuticals, Inc .................      2,696
       1,400          Calgon Carbon Corp ...........................      6,860
       1,100          Cambrex Corp .................................     26,422
       1,600        * Cell Genesys, Inc ............................     11,824
       2,956        * Cell Therapeutics, Inc .......................     24,505
         500        * Chattem, Inc .................................      7,695
         800        * Cima Labs, Inc ...............................     17,360
       4,000        * Columbia Laboratories, Inc ...................     15,600
       1,400        * Connetics Corp ...............................     23,450
         400        * Corixa Corp ..................................      2,736
       5,500          Crompton Corp ................................     22,275
       2,296        * Cubist Pharmaceuticals, Inc ..................     18,391
       1,900        * Cytec Industries, Inc ........................     52,915
         205        * DEL Laboratories, Inc ........................      3,856
         300        * Digene Corp ..................................      4,962
       1,400        * Durect Corp ..................................      1,960
         600        * Elizabeth Arden, Inc .........................      5,904
       1,300        * Embrex, Inc ..................................     10,270
       2,070        * Enzon, Inc ...................................     23,495
         500        * Eon Labs, Inc ................................     13,350
         200        * EPIX Medical, Inc ............................      1,600
         200        * Esperion Therapeutics, Inc ...................      1,990
         700          Ferro Corp ...................................     14,959
         400        * First Horizon Pharmaceutical .................      1,012
         700        * FMC Corp .....................................     10,976
       2,400        * Genta, Inc ...................................     17,129
         687        * Genzyme Corp (Biosurgery Division) ...........        811
       2,400          Georgia Gulf Corp ............................     48,312
       1,247        * Geron Corp ...................................      6,597
       1,800          Great Lakes Chemical Corp ....................     39,960
       1,000        * Guilford Pharmaceuticals, Inc ................      3,700
       1,400          H.B. Fuller Co ...............................     32,368
       1,600        * Idexx Laboratories, Inc ......................     55,952
       1,980        * Ilex Oncology, Inc ...........................     18,335
       2,600        * ImClone Systems, Inc .........................     43,108
         500        * Immucor, Inc .................................     10,950
       2,315        * Immunogen, Inc ...............................      5,417
         400        * Immunomedics, Inc ............................      1,064
       1,100        * Impax Laboratories, Inc ......................      4,939
       1,800        * Indevus Pharmaceuticals, Inc .................      4,320
         100          Inter Parfums, Inc ...........................        735
         900        * InterMune, Inc ...............................     19,305
         400        * Inverness Medical Innovations, Inc ...........      8,004
         500        * Isis Pharmaceuticals, Inc ....................      1,790
         600        * Kos Pharmaceuticals, Inc .....................     10,482
         900        * KV Pharmaceutical Co (Class A) ...............     16,290
         100        * La Jolla Pharmaceutical Co ...................        169
         150        * Lannett Co, Inc ..............................      1,658
         400        * Lifecore Biomedical, Inc .....................      1,448
         200        * Ligand Pharmaceuticals, Inc (Class B) ........      1,298
       1,300          MacDermid, Inc ...............................     26,585
         500        * Martek Biosciences Corp ......................     14,260
       1,400        * Medarex, Inc .................................      4,522
         600        * Medicines Co .................................     11,184
         400        * MGI Pharma, Inc ..............................      5,044
       2,300          Millennium Chemicals, Inc ....................     26,864
       1,000          Minerals Technologies, Inc ...................     38,110
       1,800        * Nabi Biopharmaceuticals ......................     10,800
       1,300        * Napro Biotherapeutics, Inc ...................        845
         600        * Nastech Pharmaceutical Co ....................      5,100
         600          Nature's Sunshine Products, Inc ..............      5,262
       1,900        * NBTY, Inc ....................................     36,024
       6,300        * Nektar Therapeutics ..........................     39,816
         400        * Neose Technologies, Inc ......................      2,852
       1,400        * Neurocrine Biosciences, Inc ..................     58,492
         600        * Neurogen Corp ................................      2,184
         400          NL Industries, Inc ...........................      6,440
       1,100        * Noven Pharmaceuticals, Inc ...................     15,532
         919        * NPS Pharmaceuticals, Inc .....................     14,208
         600          Octel Corp ...................................      8,694
         628          Olin Corp ....................................     11,411
         600        * Omnova Solutions, Inc ........................      1,770
         600        * Onyx Pharmaceuticals, Inc ....................      4,998
       1,200        * OraSure Technologies, Inc ....................      7,008
       4,300        * OSI Pharmaceuticals, Inc .....................     68,800
         600        * Pain Therapeutics, Inc .......................      1,026
         300        * Penwest Pharmaceuticals Co ...................      4,800
         800        * Peregrine Pharmaceuticals, Inc ...............        400
         900        * Pharmaceutical Resources, Inc ................     38,232
         400          PolyMedica Corp ..............................     12,180
       1,300        * PolyOne Corp .................................      5,070
         100        * Pozen, Inc ...................................        380
       5,000        * Praecis Pharmaceuticals, Inc .................     19,350
         200        * Progenics Pharmaceuticals ....................        884


                       SEE NOTES TO FINANCIAL STATEMENTS

60  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       4,600        * Protein Design Labs, Inc ..................... $   34,040
         300          Quaker Chemical Corp .........................      6,120
         300        * Quidel Corp ..................................        993
         500        * Revlon, Inc (Class A) ........................      1,380
         400        * Salix Pharmaceuticals Ltd ....................      2,708
       1,300        * Sangstat Medical Corp ........................     12,753
       2,200        * Scios, Inc ...................................     96,932
       1,300        * Sepracor, Inc ................................     17,602
       1,100        * Serologicals Corp ............................      9,350
       5,100          Solutia, Inc .................................      7,905
         300          Stepan Co ....................................      6,912
       3,800        * SuperGen, Inc ................................     10,602
         600        * SurModics, Inc ...............................     18,546
       5,900        * Tanox, Inc ...................................     76,405
       1,300        * Terra Industries, Inc ........................      1,768
       1,800        * Texas Biotechnology Corp .....................      2,232
       2,800        * Unifi, Inc ...................................     13,468
         700        * United Therapeutics Corp .....................     12,068
       3,900          USEC, Inc ....................................     21,450
       1,700        * Vical, Inc ...................................      4,301
         100        * Vicuron Pharmaceuticals, Inc .................      1,083
         400        * Virbac Corp ..................................      2,088
       1,500          Wellman, Inc .................................     13,995
         600          West Pharmaceutical Services, Inc ............     11,760
         600        * Women First Healthcare, Inc ..................        300
      14,800        * WR Grace & Co ................................     21,904
         500        * Zymogenetics, Inc ............................      4,600
                                                                     ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             1,986,844
                                                                     ----------
 COAL MINING--0.24%
       2,300          Arch Coal, Inc ...............................     43,723
       2,300          Massey Energy Co .............................     21,620
                                                                     ----------
                      TOTAL COAL MINING                                  65,343
                                                                     ----------
 COMMUNICATIONS--2.05%
         100        * Acme Communication, Inc ......................        645
       1,200        * AirGate PCS, Inc .............................        300
       3,600        * Alamosa Holdings, Inc ........................      1,296
         300        * Alaska Communications Systems Group, Inc .....        600
       3,300        * Allegiance Telecom, Inc ......................        990
       5,600        * American Tower Corp (Class A) ................     30,912
         200        * Beasley Broadcast Group, Inc (Class A) .......      1,942
         600        * Boston Communications Group ..................      9,396
      15,000        * Broadwing, Inc ...............................     60,000
         400        * Centennial Communications Corp ...............        724
         500        * Commonwealth Telephone Enterprises, Inc ......     19,410
      10,900        * Crown Castle International Corp ..............     59,950
         600        * Crown Media Holdings, Inc (Class A) ..........      1,650
         900          CT Communications, Inc .......................      8,604
         200        * Fisher Communications, Inc ...................      8,930
       4,200        * Foundry Networks, Inc ........................     33,768
         800        * General Communication, Inc (Class A) .........      4,760
         600        * Golden Telecom, Inc ..........................      8,940
         300          Gray Television, Inc (Class A) ...............      3,180
         700          Hickory Tech Corp ............................      6,280
      14,300        * Infonet Services Corp (Class B) ..............     18,304
       1,100        * Insight Communications Co, Inc ...............     13,145
         700        * ITXC Corp ....................................        980
         200        * j2 Global Communications, Inc ................      5,698
         800          Liberty Corp .................................     34,880
       2,200        * Lightbridge, Inc .............................     14,036
         100        * Lodgenet Entertainment Corp ..................        850
       4,900        * Mastec, Inc ..................................     11,025
       1,700        * Mediacom Communications Corp .................     14,960
         900        * Metro One Telecommunications, Inc ............      4,482
         200        * Net2Phone, Inc ...............................        668
       1,800        * Nextel Partners, Inc (Class A) ...............      9,072
         600          North Pittsburgh Systems, Inc ................      8,106
         500        * Paxson Communications Corp ...................      1,090
       2,400        * Price Communications Corp ....................     28,704
       2,200        * PTEK Holdings, Inc ...........................      8,206
       1,700        * RCN Corp .....................................      1,224
         400        * Regent Communications, Inc ...................      1,900
         700        * Saga Communications, Inc (Class A) ...........     12,110
         400        * Salem Communications Corp (Class A) ..........      6,520
         200          Shenandoah Telecom Co ........................      5,454
       1,500        * Sinclair Broadcast Group, Inc (Class A) ......     11,790
       1,700        * Spanish Broadcasting System, Inc (Class A) ...     10,438
         400          SureWest Communications ......................     10,940
       1,299        * Talk America Holdings, Inc ...................      9,416
       2,200        * Time Warner Telecom, Inc (Class A) ...........      7,128
         200        * Tivo, Inc ....................................      1,024
       4,800        * Touch America Holdings, Inc ..................        432
         900        * Triton PCS Holdings, Inc (Class A) ...........      1,980
       4,300        * U.S. Unwired, Inc (Class A) ..................      1,290
       2,800        * Ubiquitel, Inc ...............................      1,064
       2,800        * Western Wireless Corp (Class A) ..............     15,736
       1,000        * Wireless Facilities, Inc .....................      5,770
       4,100        * XM Satellite Radio Holdings, Inc .............     24,149
         200        * Young Broadcasting, Inc (Class A) ............      2,446
                                                                     ----------
                      TOTAL COMMUNICATIONS                              567,294
                                                                     ----------
 DEPOSITORY INSTITUTIONS--8.94%
         200          1st Source Corp ..............................      2,560
         300          ABC Bancorp ..................................      4,107
         300          American National Bankshares, Inc ............      7,407
       1,000          Anchor Bancorp Wisconsin, Inc ................     21,950
         415          Arrow Financial Corp .........................     11,890
         298          BSB Bancorp, Inc .............................      6,458
         200          Banc Corp ....................................        994
         200          Bancfirst Corp ...............................      8,822
         500          Bank Mutual Corp .............................     12,635
         700          Bank Of Granite Corp .........................     11,627
         700          Bank Of The Ozarks, Inc ......................     19,502
       1,000          BankAtlantic Bancorp, Inc (Class A) ..........      9,790
          51          Banknorth Group, Inc .........................      1,112
         600        * Bankunited Financial Corp (Class A) ..........     10,590
         400          Banner Corp ..................................      6,320
       1,900        * Bay View Capital Corp ........................     10,355
         300          Berkshire Hills Bancorp, Inc .................      6,900
         200          Boston Private Financial Holdings, Inc .......      2,992
         100          Bostonfed Bancorp, Inc .......................      2,286
         200          Bryn Mawr Bank Corp ..........................      7,164
         200          CB Bancshares, Inc ...........................      9,756
         100          CCBT Financial Cos, Inc ......................      2,200
         700          CFS Bancorp, Inc .............................      9,597
       1,900          CPB, Inc .....................................     48,355
       2,275          CVB Financial Corp ...........................     44,090
         400          Camden National Corp .........................     10,060
         400          Capital City Bank Group, Inc .................     15,644
         900          Cascade Bancorp ..............................     13,149
         700          Cathay Bancorp, Inc ..........................     27,328
         330        * Central Coast Bancorp ........................      5,247
         200          Century Bancorp, Inc (Class A) ...............      5,470
         200          Charter Financial Corp .......................      6,062
         564          Chemical Financial Corp ......................     14,963
         993          Chittenden Corp ..............................     25,957
         400          Citizens First Bancorp, Inc ..................      7,760
         500          City Bank ....................................     11,250
       1,900          City Holding Co ..............................     51,984
         100          CoBiz, Inc ...................................      1,390


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  61

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         300          Coastal Bancorp, Inc ......................... $    9,060
         400          Coastal Financial Corp .......................      4,724
         200          Columbia Bancorp .............................      4,900
         700        * Columbia Banking System, Inc .................      9,625
       1,600          Commercial Federal Corp ......................     34,752
         600          Community Bank System, Inc ...................     18,858
         640          Community Trust Bancorp, Inc .................     16,160
         300          Corus Bankshares, Inc ........................     11,973
         300          Dime Community Bancshares ....................      6,849
       1,100          East West Bancorp, Inc .......................     33,935
       1,800        * Euronet Worldwide, Inc .......................     14,400
         300          FNB Corp (Virginia) ..........................      8,385
         100          Farmers Capital Bank Corp ....................      3,200
         600          Fidelity Bankshares, Inc .....................     11,004
         100          Financial Institutions, Inc ..................      1,982
         300          First Bancorp (North Carolina) ...............      7,551
       1,500          First Bancorp (Puerto Rico) ..................     40,470
         400          First Busey Corp (Class A) ...................      9,360
       1,600          First Charter Corp ...........................     27,936
         100          First Citizens Bancshares, Inc (Class A) .....      9,409
         900          First Commonwealth Financial Corp ............     10,485
         500          First Community Bancorp ......................     14,456
         400          First Community Bancshares, Inc ..............     13,200
         200          First Essex Bancorp, Inc .....................      6,204
       1,400          First Federal Capital Corp ...................     28,434
       1,800          First Financial Bancorp ......................     28,548
         600          First Financial Bankshares, Inc ..............     21,300
         400          First Financial Corp (Indiana) ...............     18,904
         200          First Financial Holdings, Inc ................      4,934
         100          First Merchants Corp .........................      2,281
         430          First National Corp ..........................     10,901
         200          First Oak Brook Bancshares, Inc ..............      6,078
         400          First Of Long Island Corp ....................     13,780
         200        * First Republic Bank ..........................      4,320
       2,900          First Sentinel Bancorp, Inc ..................     40,078
         200          First South Bancorp, Inc .....................      6,552
         100          First State Bancorp ..........................      2,139
         900        * FirstFed Financial Corp ......................     27,171
         100          Firstfed America Bancorp, Inc ................      2,800
       1,400          Flagstar Bancorp, Inc ........................     36,918
         600          Flushing Financial Corp ......................     10,440
         100          Franklin Financial Corp ......................      2,912
         700          Frontier Financial Corp ......................     17,255
         100          GBC Bancorp ..................................      2,415
         600          Glacier Bancorp, Inc .........................     16,056
         600          Gold Banc Corp, Inc ..........................      4,806
         400          Great Southern Bancorp, Inc ..................     14,800
       1,400          Hancock Holding Co ...........................     60,228
         400          Hanmi Financial Corp .........................      6,800
       1,000          Harbor Florida Bancshares, Inc ...............     23,360
         900          Harleysville National Corp ...................     21,897
         700          Hudson River Bancorp, Inc ....................     16,086
         500          Humboldt Bancorp .............................      6,380
         300          IberiaBank Corp ..............................     12,210
         200          Independent Bank Corp (Massachusetts) ........      4,002
       1,037          Independent Bank Corp (Michigan) .............     20,844
         200          Integra Bank Corp ............................      3,430
         400        * Intercept, Inc ...............................      1,644
         400          Interchange Financial Services Corp ..........      6,860
       1,100          International Bancshares Corp ................     42,691
         200          Irwin Financial Corp .........................      3,898
         500        * Itla Capital Corp ............................     16,525
         400          LSB Bancshares, Inc ..........................      6,240
         215          Lakeland Bancorp, Inc ........................      3,419
         300          Lakeland Financial Corp ......................      7,500
         300          MAF Bancorp, Inc .............................     10,095
         500          MB Financial, Inc ............................     17,900
         100          Macatawa Bank Corp ...........................      2,152
         100          Main Street Banks, Inc .......................      1,845
         315          MainSource Financial Group, Inc ..............      7,403
         128          Merchants Bancshares, Inc ....................      3,118
         800          Mid-State Bancshares .........................     13,368
         300          Midwest Banc Holdings, Inc ...................      5,466
         300          NASB Financial, Inc ..........................      6,750
         300          NBC Capital Corp .............................      7,200
       1,100          NBT Bancorp, Inc .............................     19,173
         300          Nara Bancorp, Inc ............................      3,819
         430          National Penn Bancshares, Inc ................     11,632
         500          NetBank, Inc .................................      4,645
         500          Northwest Bancorp, Inc .......................      8,085
       2,100          OceanFirst Financial Corp ....................     45,129
       1,800        * Ocwen Financial Corp .........................      5,436
         400          Old Second Bancorp, Inc ......................     15,128
         400          Omega Financial Corp .........................     13,900
         400          PFF Bancorp, Inc .............................     12,836
       1,800          Pacific Capital Bancorp ......................     53,352
         500        * Pacific Union Bank ...........................      5,785
         100          Parkvale Financial Corp ......................      2,200
         300          Partners Trust Financial Group, Inc ..........      5,100
         600          Peapack Gladstone Financial Corp .............     15,030
         300          Pennfed Financial Services, Inc ..............      7,965
         400          Pennrock Financial Services Corp .............     11,240
         400          Peoples Bancorp, Inc .........................      9,264
         300          Peoples Holding Co ...........................     12,780
         900          Provident Bankshares Corp ....................     20,772
         300          R & G Financial Corp (Class B) ...............      6,600
       2,460          Republic Bancorp, Inc ........................     28,979
         100          Republic Bancorp, Inc (Class A) (Kentucky) ...      1,150
         200          Republic Bancshares, Inc .....................      3,990
         300          Riggs National Corp ..........................      4,305
         103          Royal Bancshares Of Pennsylvania (Class A) ...      2,004
       1,300          S & T Bancorp, Inc ...........................     33,241
         100          S.Y. Bancorp, Inc ............................      3,600
         300          Santander Bancorp ............................      4,008
         300          Seacoast Banking Corp Of Florida .............      5,817
       1,200          Seacoast Financial Services Corp .............     21,901
         400          Second Bancorp, Inc ..........................      8,860
         400          Simmons First National Corp (Class A) ........     14,420
       1,500          South Financial Group, Inc ...................     32,475
         700        * Southwest Bancorp Of Texas, Inc ..............     21,021
         200          Southwest Bancorp, Inc .......................      4,560
         100          St. Francis Capital Corp .....................      2,283
         200          State Bancorp, Inc ...........................      3,700
       2,100          Staten Island Bancorp, Inc ...................     31,332
         360          Sterling Bancorp .............................      8,870
         300          Sterling Bancshares, Inc .....................      3,567
         700          Sterling Financial Corp (Pennsylvania) .......     15,778
         200        * Sterling Financial Corp (Spokane) ............      4,244
         200          Summit Bancshares, Inc .......................      3,824
         200        * Sun Bancorp, Inc (New Jersey) ................      2,932
         200          Sun Bancorp, Inc (Pennsylvania) ..............      3,902
         980          Texas Regional Bancshares, Inc (Class A) .....     29,586
         200          Trico Bancshares .............................      5,060
         600          Troy Financial Corp ..........................     15,318
         900          Trust Co Of New Jersey .......................     24,588
         300          Trustco Bank Corp NY .........................      2,889
         500          U.S.B. Holding Co, Inc .......................      8,150
         500          UCBH Holdings, Inc ...........................     21,990
         300          UMB Financial Corp ...........................     11,010


                       SEE NOTES TO FINANCIAL STATEMENTS

62  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 DEPOSITORY INSTITUTIONS--(CONTINUED)
         838          Umpqua Holdings Corp ......................... $   15,159
         400          Union Bankshares Corp ........................     10,723
       1,500          United Bankshares, Inc .......................     41,550
         800          United Community Banks, Inc ..................     18,440
       1,700          United Community Financial Corp ..............     14,875
       1,300          Unizan Financial Corp ........................     23,816
         400          Virginia Financial Group, Inc ................     10,700
       2,800          W Holding Co, Inc ............................     51,408
       1,800          WSFS Financial Corp ..........................     56,880
         300          Warwick Community Bancorp ....................      8,880
         200          Washington Trust Bancorp, Inc ................      4,042
         500          Wesbanco, Inc ................................     11,735
       1,500          West Coast Bancorp ...........................     21,345
       1,500          Willow Grove Bancorp, Inc ....................     22,200
         300          Wintrust Financial Corp ......................      8,580
         500          Yardville National Bancorp ...................      8,505
                                                                     ----------
                      TOTAL DEPOSITORY INSTITUTIONS                   2,475,797
                                                                     ----------
 EATING AND DRINKING PLACES--1.34%
       1,100        * AFC Enterprises, Inc .........................     14,806
         200        * Benihana, Inc (Class A) ......................      2,060
       1,600          Bob Evans Farms, Inc .........................     38,544
         200        * Buca, Inc ....................................      1,100
       1,500        * CKE Restaurants, Inc .........................      6,600
         700        * California Pizza Kitchen, Inc ................     16,100
         100        * Champps Entertainment, Inc ...................        836
         600        * Checkers Drive-In Restaurant .................      3,408
         300        * Chicago Pizza & Brewery, Inc .................      2,106
         700        * Dave & Buster's, Inc .........................      6,335
         200          IHOP Corp ....................................      4,508
       1,300        * Jack In The Box, Inc .........................     23,543
         100          Landry's Restaurants, Inc ....................      1,680
       1,400          Lone Star Steakhouse & Saloon, Inc ...........     29,666
       1,900        * Luby's, Inc ..................................      2,508
         400        * O'Charley's, Inc .............................      7,668
         700        * P.F. Chang's China Bistro, Inc ...............     25,900
       2,600        * Papa John's International, Inc ...............     65,078
       1,000        * Rare Hospitality International, Inc ..........     27,840
       2,100        * Ryan's Family Steak Houses, Inc ..............     22,052
       1,700        * Sonic Corp ...................................     43,282
         900        * The Steak n Shake Co .........................      8,226
         600        * Triarc Cos, Inc ..............................     16,710
                                                                     ----------
                      TOTAL EATING AND DRINKING PLACES                  370,556
                                                                     ----------
 EDUCATIONAL SERVICES--0.78%
       1,800        * Corinthian Colleges, Inc .....................     71,100
       3,400        * ITT Educational Services, Inc ................     95,200
       1,200        * Learning Tree International, Inc .............     16,224
         300        * Princeton Review, Inc ........................      1,236
         400          Strayer Education, Inc .......................     21,960
         600        * Sylvan Learning Systems, Inc .................      9,528
                                                                     ----------
                      TOTAL EDUCATIONAL SERVICES                        215,248
                                                                     ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.64%
       3,000          AGL Resources, Inc ...........................     70,890
         800          American States Water Co .....................     19,120
       1,643          Atmos Energy Corp ............................     34,930
       1,400          Avista Corp ..................................     14,826
       1,200          Black Hills Corp .............................     32,988
         900          CH Energy Group, Inc .........................     37,530
         500          California Water Service Group ...............     12,875
         500          Cascade Natural Gas Corp .....................      9,700
       2,400        * Casella Waste Systems, Inc (Class A) .........     19,800
         900          Central Vermont Public Service Corp ..........     15,480
       1,200          Cleco Corp ...................................     15,060
         200          Connecticut Water Service, Inc ...............      5,310
         500          DQE, Inc .....................................      6,095
       3,400        * El Paso Electric Co ..........................     36,720
         100          Empire District Electric Co ..................      1,760
       2,300          Energen Corp .................................     73,738
         300          EnergySouth, Inc .............................      7,935
       1,300          Laclede Group, Inc ...........................     30,160
         800          MGE Energy, Inc ..............................     21,184
         200          Middlesex Water Co ...........................      4,422
         200          NUI Corp .....................................      2,920
       1,300          New Jersey Resources Corp ....................     42,445
       1,300          Northwest Natural Gas Co .....................     32,630
       1,000        * Northwestern Corp ............................      2,100
       4,400          Oneok, Inc ...................................     80,696
         700          Otter Tail Corp ..............................     18,130
       1,700          PNM Resources, Inc ...........................     38,233
       1,500          Piedmont Natural Gas Co, Inc .................     53,475
         700          Resource America, Inc (Class A) ..............      5,572
         500          SEMCO Energy, Inc ............................      1,760
         200          SJW Corp .....................................     15,300
       4,600        * Sierra Pacific Resources .....................     14,628
         600          South Jersey Industries, Inc .................     18,930
       1,800        * Southern Union Co ............................     21,870
       1,700          Southwest Gas Corp ...........................     34,595
         415          Southwest Water Co ...........................      5,188
       1,600        * Stericycle, Inc ..............................     60,144
       1,800          UGI Corp .....................................     82,260
         500          UIL Holdings Corp ............................     17,350
       1,500          Unisource Energy Corp ........................     25,950
         200          Unitil Corp ..................................      5,000
       2,300          WGL Holdings, Inc ............................     60,927
       1,500          WPS Resources Corp ...........................     60,000
       1,400        * Waste Connections, Inc .......................     48,300
       3,000          Westar Energy, Inc ...........................     36,360
         900          Western Gas Resources, Inc ...................     29,295
                                                                     ----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      1,284,581
                                                                     ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.94%
       1,300        * ATMI, Inc ....................................     25,038
         900        * AXT, Inc .....................................        603
         900        * Actel Corp ...................................     15,354
       1,600        * Active Power, Inc ............................      1,776
       1,600        * Adtran, Inc ..................................     57,456
       1,000        * Advanced Energy Industries, Inc ..............      8,590
         200        * Advanced Power Technology, Inc ...............        612
       2,900        * Aeroflex, Inc ................................     16,414
       1,500        * Allen Telecom, Inc ...........................     14,625
       4,200        * Alliance Semiconductor Corp ..................     13,440
         400        * American Superconductor Corp .................      1,452
       1,600          Ametek, Inc ..................................     52,816
       1,500        * Anadigics, Inc ...............................      3,180
       1,000        * Anaren Microwave, Inc ........................      8,650
         800          Applica, Inc .................................      3,912
       3,600        * Arris Group, Inc .............................     13,320
       4,900        * Artesyn Technologies, Inc ....................     15,190
         700        * Artisan Components, Inc ......................     11,313
         100        * AstroPower, Inc ..............................        418
       2,800        * Avanex Corp ..................................      2,184
       1,500          Baldor Electric Co ...........................     32,100
         400          Bel Fuse, Inc (Class B) ......................      8,040
       1,100        * Benchmark Electronics, Inc ...................     31,163
       2,100          C&D Technologies, Inc ........................     25,158
       1,500        * C-COR.net Corp ...............................      4,950
         600          CTS Corp .....................................      3,660
       1,500        * Caliper Technologies Corp ....................      5,250
       3,100        * Capstone Turbine Corp ........................      2,232
         200        * Catapult Communications Corp .................      1,272
         400        * Centillium Communications, Inc ...............      1,620


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  63

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       1,900        * Checkpoint Systems, Inc ...................... $   18,696
         200        * ChipPAC, Inc .................................        720
         200        * ClearOne Communications, Inc .................        284
       3,500        * Cree, Inc ....................................     64,820
         200          Cubic Corp ...................................      3,264
       2,300        * DDI Corp .....................................        345
       1,300        * DSP Group, Inc ...............................     23,569
         400        * Drexler Technology Corp ......................      5,800
         600        * Dupont Photomasks, Inc .......................     12,036
         500        * EMS Technologies, Inc ........................      6,980
       7,500        * ESS Technology, Inc ..........................     44,700
       1,489        * Electro Scientific Industries, Inc ...........     18,702
         700        * Emcore Corp ..................................      1,155
       3,300        * Energy Conversion Devices, Inc ...............     28,017
       2,200        * Entegris, Inc ................................     21,912
       1,800        * Exar Corp ....................................     22,878
       6,100        * Finisar Corp .................................      4,758
         300          Franklin Electric Co, Inc ....................     14,094
         300        * FuelCell Energy, Inc .........................      1,515
          96          General Electric Co ..........................      2,448
       1,300        * Genesis Microchip, Inc .......................     16,224
         700        * Genlyte Group, Inc ...........................     23,149
       8,544        * GlobespanVirata, Inc .........................     38,448
       1,000        * GrafTech International Ltd ...................      2,850
       1,600        * Harmonic, Inc ................................      5,328
         100          Helix Technology Corp ........................        861
       1,200        * Hexcel Corp ..................................      3,492
       1,300        * Hutchinson Technology, Inc ...................     32,136
         100        * IXYS Corp ....................................        529
       1,400        * Inet Technologies, Inc .......................      8,260
       4,900        * Inrange Technologies Corp (Class B) ..........      8,967
         700        * Integrated Silicon Solution, Inc .............      1,645
         900          Inter-Tel, Inc ...............................     13,509
       2,700        * Interdigital Communications Corp .............     61,109
       3,100        * Kopin Corp ...................................     15,624
         200          LSI Industries, Inc ..........................      1,810
       2,700        * Lattice Semiconductor Corp ...................     20,358
         100        * Lifeline Systems, Inc ........................      2,042
       1,400        * Littelfuse, Inc ..............................     25,046
       1,900        * MEMC Electronic Materials, Inc ...............     21,375
       1,700        * MIPS Technologies, Inc (Class A) .............      3,094
       4,300        * MRV Communications, Inc ......................      4,859
         900        * Magnetek, Inc ................................      2,160
       1,700        * Manufacturers Services Ltd ...................      7,990
         200        * Mattson Technology, Inc ......................        364
       3,000        * McData Corp (Class A) ........................     25,770
         264        * Medis Technologies Ltd .......................      1,352
       2,700        * Mercury Computer Systems, Inc ................     73,440
         400        * Merix Corp ...................................      1,600
       1,600          Methode Electronics, Inc (Class A) ...........     12,960
       1,300        * Microsemi Corp ...............................     14,235
       1,300        * Microtune, Inc ...............................      2,743
       2,000        * Monolithic System Technology, Inc ............     14,080
         600        * Moog, Inc (Class A) ..........................     18,360
       1,900        * Mykrolis Corp ................................     15,865
         100          National Presto Industries, Inc ..............      2,615
       1,300        * Netro Corp ...................................      3,497
       6,100        * New Focus, Inc ...............................     19,032
         800        * Next Level Communications, Inc ...............        944
       2,100        * ON Semiconductor Corp ........................      2,667
         200        * OSI Systems, Inc .............................      3,162
       2,500        * Oak Technology, Inc ..........................      8,825
       1,000        * Omnivision Technologies, Inc .................     20,720
       5,000        * Oplink Communications, Inc ...................      4,900
         700        * Optical Communication Products, Inc ..........        679
       7,800        * PLX Technology, Inc ..........................     18,564
         400        * Paradyne Networks, Inc .......................        520
         900          Park Electrochemical Corp ....................     13,626
         400        * Parkervision, Inc ............................      2,256
           1        * Parthusceva, Inc .............................          3
         900        * Pericom Semiconductor Corp ...................      7,002
         900        * Photronics, Inc ..............................     10,701
       1,900        * Pixelworks, Inc ..............................     10,450
       3,500        * Plantronics, Inc .............................     51,135
       4,700        * Plexus Corp ..................................     43,005
         100        * Plug Power, Inc ..............................        506
         200        * Powell Industries, Inc .......................      2,788
       1,200        * Power Integrations, Inc ......................     24,876
      11,000        * Power-One, Inc ...............................     48,400
       3,300        * Powerwave Technologies, Inc ..................     11,220
       1,100        * Proton Energy Systems ........................      2,706
       5,700        * Proxim Corp (Class A) ........................      3,420
       4,000        * Rambus, Inc ..................................     52,840
       1,600        * Rayovac Corp .................................     17,360
         840        * Read-Rite Corp ...............................        546
         100          Regal-Beloit Corp ............................      1,531
       1,600        * Remec, Inc ...................................      7,680
       1,900          Richardson Electronics Ltd ...................     15,753
         900        * Rogers Corp ..................................     26,748
         700        * SBS Technologies, Inc ........................      5,089
         300        * Salton, Inc ..................................      3,150
         700        * Seachange International, Inc .................      5,061
       1,800        * Silicon Image, Inc ...........................      7,164
       1,400        * Silicon Laboratories, Inc ....................     36,610
       3,200        * Silicon Storage Technology, Inc ..............      7,360
         300        * Siliconix, Inc ...............................      7,140
         500        * Sipex Corp ...................................      1,875
       1,100        * Sirius Satellite Radio, Inc ..................        803
       6,200        * Skyworks Solutions, Inc ......................     38,626
         100          Smith (A.O.) Corp ............................      2,680
       1,700        * Sonus Networks, Inc ..........................      3,825
         800        * Spectralink Corp .............................      5,864
         700        * Standard Microsystems Corp ...................     10,633
       2,800        * Stoneridge, Inc ..............................     26,964
       6,200        * Stratex Networks, Inc ........................     12,834
         300        * Stratos Lightwave, Inc .......................        936
         100        * Suntron Corp .................................        320
         500        * Supertex, Inc ................................      6,875
      21,400        * Sycamore Networks, Inc .......................     65,270
         200        * Synaptics, Inc ...............................      1,500
         600        * TTM Technologies, Inc ........................      2,064
       1,100        * Technitrol, Inc ..............................     16,104
       2,400        * Tekelec ......................................     20,832
       3,800        * Tellium, Inc .................................      2,014
         300        * Terayon Communication Systems, Inc ...........        513
       1,300        * Thomas & Betts Corp ..........................     18,434
         900        * Three-Five Systems, Inc ......................      4,590
         600        * Tollgrade Communications, Inc ................      8,610
       2,900        * Transmeta Corp ...............................      2,900
         100        * Trikon Technologies, Inc .....................        344
       6,400        * Triquint Semiconductor, Inc ..................     18,048
       6,600        * Turnstone Systems, Inc .......................     18,678
       3,000        * U.S. Industries, Inc .........................     11,880
         600        * Ulticom, Inc .................................      3,852
       1,300        * Universal Display Corp .......................     10,634
       2,800        * Universal Electronics, Inc ...................     27,020
       1,500        * Varian Semiconductor Equipment Associates, Inc     30,510
         800        * Viasat, Inc ..................................      9,096
       3,000        * Vicor Corp ...................................     17,100


                       SEE NOTES TO FINANCIAL STATEMENTS

64  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
         300        * Virage Logic Corp ............................ $    1,875
       8,300        * Vitesse Semiconductor Corp ...................     17,762
         800        * White Electronic Designs Corp ................      5,424
       2,400        * Wilson Greatbatch Technologies, Inc ..........     67,176
         500          Woodhead Industries, Inc .....................      5,945
         100        * Xicor, Inc ...................................        406
       1,600        * Zomax, Inc ...................................      4,640
                                                                     ----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   2,197,822
                                                                     ----------
 ENGINEERING AND MANAGEMENT SERVICES--3.37%
         750        * aaiPharma, Inc ...............................      6,465
         200        * Advisory Board Co/The ........................      6,990
       1,400        * Answerthink, Inc .............................      3,080
       2,000        * Antigenics, Inc ..............................     16,580
       1,600        * Applera Corp (Celera Genomics Group) .........     13,792
       2,300        * Applied Molecular Evolution ..................      6,371
         200        * Ariad Pharmaceuticals, Inc ...................        256
         200        * Baker (Michael) Corp .........................      1,724
         200        * Bioreliance Corp .............................      3,864
       2,000        * Bio-Technology General Corp ..................      5,380
       4,000        * Century Business Services, Inc ...............     10,280
         300        * Charles River Associates, Inc ................      5,130
         155        * Ciphergen Biosystems, Inc ....................        874
         300        * Cornell Cos, Inc .............................      2,520
       1,800        * Corporate Executive Board Co .................     64,116
       1,100        * Corrections Corp Of America ..................     19,206
       3,000        * Covance, Inc .................................     69,360
       7,300        * CuraGen Corp .................................     29,930
       1,600        * CV Therapeutics, Inc .........................     28,848
         500        * Decode Genetics, Inc .........................        925
         300        * Deltagen, Inc ................................         81
         400        * DiamondCluster International, Inc (Class A) ..        560
       1,700        * Digitas, Inc .................................      5,491
         200        * Discovery Partners International, Inc ........        550
       1,200        * Diversa Corp .................................     11,232
         400        * eResearch Technology, Inc ....................     10,736
       4,600        * Exact Sciences Corp ..........................     47,426
       1,600        * Exelixis, Inc ................................     10,656
         510        * Exult, Inc ...................................      3,738
         900        * First Consulting Group, Inc ..................      5,850
         400        * Forrester Research, Inc ......................      5,644
       1,100        * FTI Consulting, Inc ..........................     50,842
       1,700        * Gartner, Inc (Class A) .......................     11,815
       1,300        * Gene Logic, Inc ..............................      6,591
         462        * Genencor International, Inc ..................      4,689
       3,300        * Incyte Corp ..................................      9,867
         500        * Kendle International, Inc ....................      1,685
       1,100        * Kosan Biosciences, Inc .......................      4,906
         300          Landauer, Inc ................................     11,010
       1,600        * Lexicon Genetics, Inc ........................      6,384
         237        * Luminex Corp .................................      1,107
       2,200        * MAXIMUS, Inc .................................     46,684
       1,800        * Maxygen, Inc .................................     13,104
         100        * Myriad Genetics, Inc .........................      1,009
         400        * Navigant Consulting, Inc .....................      2,120
         300        * Neopharm, Inc ................................      3,453
       1,200        * Parexel International Corp ...................     16,464
         800        * Per-Se Technologies, Inc .....................      6,360
       1,200        * Pharmacopeia, Inc ............................     10,524
         300        * PracticeWorks, Inc ...........................      3,081
       1,600        * PRG-Schultz International, Inc ...............     11,536
          83        * Quest Diagnostics, Inc .......................      4,954
       1,800        * Regeneron Pharmaceuticals, Inc ...............     13,536
         100        * Research Frontiers, Inc ......................        714
         800        * Resources Connection, Inc ....................     17,024
       1,200        * Rigel Pharmaceuticals, Inc ...................        888
         650        * Right Management Consultants, Inc ............      8,444
       2,000        * Sangamo Biosciences, Inc .....................      5,740
       1,800        * Seattle Genetics, Inc ........................      4,284
       1,100        * Sequenom, Inc ................................      2,023
         550        * Sourcecorp ...................................      7,706
       4,600        * Symyx Technologies, Inc ......................     69,046
         300        * Tejon Ranch Co ...............................      7,935
       1,500        * Telik, Inc ...................................     20,160
       3,900        * Tetra Tech, Inc ..............................     55,146
       1,200        * Transkaryotic Therapies, Inc .................      7,104
         100        * TRC Cos, Inc .................................      1,312
         400        * Trimeris, Inc ................................     16,472
       1,100        * Tularik, Inc .................................      5,555
       7,000        * U.S. Oncology, Inc ...........................     49,700
         800        * URS Corp .....................................      9,224
         200        * Watson Wyatt & Co Holdings ...................      4,020
                                                                     ----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         931,873
                                                                     ----------
 FABRICATED METAL PRODUCTS--0.77%
         200          Butler Manufacturing Co ......................      3,280
         300          CIRCOR International, Inc ....................      4,077
       2,300        * Crown Holdings, Inc ..........................     12,926
         200        * Drew Industries, Inc .........................      3,042
       1,300        * Griffon Corp .................................     16,770
         800        * Gulf Island Fabrication, Inc .................     13,984
       2,600        * Intermagnetics General Corp ..................     46,384
         100        * Ladish Co, Inc ...............................        445
       2,000        * Material Sciences Corp .......................     20,140
         200        * Mobile Mini, Inc .............................      3,196
         900        * NCI Building Systems, Inc ....................     13,959
       2,400        * Raytech Corp .................................     14,088
         400        * SPS Technologies, Inc ........................      9,760
         200        * Silgan Holdings, Inc .........................      4,434
         700        * Simpson Manufacturing Co, Inc ................     23,660
         100          Sturm Ruger & Co, Inc ........................        876
         700        * Tower Automotive, Inc ........................      1,659
         600          Valmont Industries, Inc ......................     12,960
         300        * Water Pik Technologies, Inc ..................      2,100
         300          Watts Industries, Inc (Class A) ..............      4,674
                                                                     ----------
                      TOTAL FABRICATED METAL PRODUCTS                   212,414
                                                                     ----------
 FOOD AND KINDRED PRODUCTS--1.68%
         700        * American Italian Pasta Co (Class A) ..........     30,275
       1,300        * Aurora Foods, Inc ............................        494
       2,900        * Boston Beer Co, Inc (Class A) ................     36,424
         131          Coca-Cola Bottling Co Consolidated ...........      6,537
       1,600          Corn Products International, Inc .............     46,656
       7,200        * Del Monte Foods Co ...........................     53,712
       1,100          Flowers Foods, Inc ...........................     30,129
         400        * Horizon Organic Holding Corp .................      5,240
         800        * International Multifoods Corp ................     15,456
       4,900          Interstate Bakeries Corp .....................     51,450
         300        * J & J Snack Foods Corp .......................      9,096
       1,500          J.M. Smucker Co ..............................     52,455
       1,200          Lance, Inc ...................................      9,648
         300        * Monterey Pasta Co ............................        900
         200        * National Beverage Corp .......................      2,794
         100        * Peets Coffee & Tea, Inc ......................      1,658
         300          Penford Corp .................................      3,591
         200          Pilgrim's Pride Corp (Class B) ...............      1,596
       1,400        * Ralcorp Holdings, Inc ........................     36,456
         300          Riviana Foods, Inc ...........................      6,996
         100        * Robert Mondavi Corp (Class A) ................      2,005
         200          Sanderson Farms, Inc .........................      3,834
       2,100          Sensient Technologies Corp ...................     42,042


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  65

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FOOD AND KINDRED PRODUCTS--(CONTINUED)
         200          Tasty Baking Co .............................. $    1,650
       1,700        * Topps Co, Inc ................................     14,416
                                                                     ----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   465,510
                                                                     ----------
 FOOD STORES--0.41%
       1,200        * 7-Eleven, Inc ................................      8,352
       1,200        * Great Atlantic & Pacific Tea Co, Inc .........      5,172
         500          Ingles Markets, Inc (Class A) ................      4,775
       1,100        * Panera Bread Co (Class A) ....................     33,539
       1,800        * Pathmark Stores, Inc .........................     12,024
         500        * Penn Traffic Co ..............................        620
       1,600          Ruddick Corp .................................     19,680
         500          Weis Markets, Inc ............................     15,305
       1,500        * Wild Oats Markets, Inc .......................     13,890
                                                                     ----------
                      TOTAL FOOD STORES                                 113,357
                                                                     ----------
 FURNITURE AND FIXTURES--0.07%
         100          Bassett Furniture Industries, Inc ............      1,050
         500        * Bush Industries, Inc (Class A) ...............        815
         600          Kimball International, Inc (Class B) .........      8,371
         300          Stanley Furniture Co, Inc ....................      6,375
         400          Virco Manufacturing Corp .....................      3,856
                                                                     ----------
                      TOTAL FURNITURE AND FIXTURES                       20,467
                                                                     ----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.30%
         500        * Cost Plus, Inc ...............................     13,160
         500        * EUniverse, Inc ...............................      2,545
         300        * Electronics Boutique Holdings Corp ...........      5,037
         600        * Guitar Center, Inc ...........................     12,222
         400          Haverty Furniture Cos, Inc ...................      4,300
       1,000        * Intertan, Inc ................................      4,700
         600        * Linens `n Things, Inc ........................     12,192
         200        * Restoration Hardware, Inc ....................        502
         100        * Rex Stores Corp ..............................      1,015
       4,200        * The Bombay Co, Inc ...........................     22,890
         600        * Trans World Entertainment Corp ...............      1,374
         300        * Tweeter Home Entertainment Group, Inc ........      1,431
         150        * Ultimate Electronics, Inc ....................      1,193
                                                                     ----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES         82,561
                                                                     ----------
 GENERAL BUILDING CONTRACTORS--0.41%
         100        * Beazer Homes U.S.A., Inc .....................      5,881
         100        * Dominion Homes, Inc ..........................      1,360
         700        * Hovnanian Enterprises, Inc (Class A) .........     24,185
       1,400          M/I Schottenstein Homes, Inc .................     40,152
         100          MDC Holdings, Inc ............................      3,838
         100        * Meritage Corp ................................      3,353
         700        * Palm Harbor Homes, Inc .......................      9,884
         400          Standard-Pacific Corp ........................     10,204
         100        * Technical Olympic U.S.A., Inc ................      1,685
         600          Walter Industries, Inc .......................      5,232
         300        * WCI Communities, Inc .........................      3,138
         200        * William Lyon Homes, Inc ......................      5,054
                                                                     ----------
                      TOTAL GENERAL BUILDING CONTRACTORS                113,966
                                                                     ----------
 GENERAL MERCHANDISE STORES--0.39%
         400        * Brookstone, Inc ..............................      6,520
       1,800          Casey's General Stores, Inc ..................     21,420
         600          Fred's, Inc ..................................     16,710
         100        * Pricesmart, Inc ..............................      1,495
       2,700        * ShopKo Stores, Inc ...........................     31,455
         890        * Stein Mart, Inc ..............................      4,539
       1,300        * Tuesday Morning Corp .........................     25,584
                                                                     ----------
                      TOTAL GENERAL MERCHANDISE STORES                  107,723
                                                                     ----------
 HEALTH SERVICES--1.35%
         500        * American Healthways, Inc .....................      9,500
       1,000        * Amsurg Corp ..................................     25,200
       1,900        * Apria Healthcare Group, Inc ..................     44,384
       5,600        * Beverly Enterprises, Inc .....................     11,312
         400        * Bio-Reference Labs, Inc ......................      1,676
         900        * Corvel Corp ..................................     29,322
         500        * CryoLife, Inc ................................      3,425
         100        * Curative Health Services, Inc ................      1,708
         202        * Dynacq International, Inc ....................      2,737
       1,100        * Enzo Biochem, Inc ............................     14,377
       3,800        * Genesis Health Ventures, Inc .................     56,468
         600          Gentiva Health Services, Inc .................      5,034
       1,800          Hooper Holmes, Inc ...........................      9,000
         400        * Impath, Inc ..................................      5,400
         500        * Kindred Healthcare, Inc ......................      5,656
         200        * LabOne, Inc ..................................      3,850
         900        * MIM Corp .....................................      6,678
         200        * Matria Healthcare, Inc .......................      1,950
         500        * Medcath Corp .................................      2,580
         400        * National Healthcare Corp .....................      7,380
         800        * Odyssey HealthCare, Inc ......................     19,016
         100        * Option Care, Inc .............................        848
       1,100        * Pediatrix Medical Group, Inc .................     27,654
         600        * Prime Medical Services, Inc ..................      4,422
       1,500        * Province Healthcare Co .......................     13,275
       1,000        * Radiologix, Inc ..............................      2,260
         800        * RehabCare Group, Inc .........................     14,280
         800        * Select Medical Corp ..........................     11,400
         100        * Specialty Laboratories, Inc ..................        840
         900        * Sunrise Assisted Living, Inc .................     21,600
         800        * U.S. Physical Therapy, Inc ...................      8,896
         100        * United Surgical Partners International, Inc ..      1,849
                                                                     ----------
                      TOTAL HEALTH SERVICES                             373,977
                                                                     ----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.15%
       1,800          Granite Construction, Inc ....................     28,260
         900        * Insituform Technologies, Inc (Class A) .......     12,105
                                                                     ----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING          40,365
                                                                     ----------
 HOLDING AND OTHER INVESTMENT OFFICES--9.56%
         100        * 4Kids Entertainment, Inc .....................      1,180
         200          AMLI Residential Properties Trust ............      4,210
       1,200          Acadia Realty Trust ..........................      9,624
         400          Alabama National Bancorp .....................     16,400
         200          Alexandria Real Estate Equities, Inc .........      8,410
         300          Allegiant Bancorp, Inc .......................      5,070
         300          Amcore Financial, Inc ........................      6,531
       1,100          Anthracite Capital, Inc ......................     12,584
         800          Anworth Mortgage Asset Corp ..................     10,448
       5,795          Friedman Billings Ramsey Group, Inc ..........     52,445
         300          Apex Mortgage Capital, Inc ...................      1,803
         500          Associated Estates Realty Corp ...............      2,750
         700          Bedford Property Investors, Inc ..............     18,298
         800          Boykin Lodging Co ............................      5,896
       1,300          Brandywine Realty Trust ......................     28,600
       4,500          Brookline Bancorp, Inc .......................     56,340
         500          CBL & Associates Properties, Inc .............     20,295
         200          California First National Bancorp ............      2,040
       1,000          Capital Automotive REIT ......................     24,940
         100          Capitol Bancorp Ltd ..........................      2,115
       4,100          Capstead Mortgage Corp .......................     46,781
         400          Chateau Communities, Inc .....................      7,540
       1,000          Chelsea Property Group, Inc ..................     37,250
         600        * Cherokee, Inc ................................      9,000
         700          Colonial Properties Trust ....................     23,156
       4,800          Commercial Net Lease Realty, Inc .............     72,480
         400          Community Banks, Inc .........................     11,640
       1,700          Community First Bankshares, Inc ..............     43,435
         500          Connecticut Bancshares, Inc ..................     20,765


                       SEE NOTES TO FINANCIAL STATEMENTS

66  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
         900          Cornerstone Realty Income Trust, Inc ......... $    6,264
       1,700          Corporate Office Properties Trust ............     25,330
         600          Correctional Properties Trust ................     12,384
       1,800          Crown American Realty Trust ..................     17,676
           7          Developers Diversified Realty Corp ...........        169
         700          Eastgroup Properties, Inc ....................     17,892
         800          Entertainment Properties Trust ...............     21,200
       1,900          Equity Inns, Inc .............................     11,115
         900          Equity One, Inc ..............................     13,761
         700          Essex Property Trust, Inc ....................     36,575
         400          F & M Bancorp ................................     17,604
       1,400          Federal Realty Investment Trust ..............     42,518
       2,200        * FelCor Lodging Trust, Inc ....................     13,706
         500          First Defiance Financial Corp ................      9,275
         200          First Indiana Corp ...........................      3,160
       1,252          First Niagara Financial Group, Inc ...........     14,712
         900          First Place Financial Corp ...................     13,680
       6,200          Fremont General Corp .........................     43,090
         600          Gables Residential Trust .....................     16,056
         315          German American Bancorp ......................      5,528
         400          Gladstone Capital Corp .......................      6,432
         200          Glenborough Realty Trust, Inc ................      3,092
       1,000          Glimcher Realty Trust ........................     19,200
       1,300          Great Lakes REIT .............................     18,447
       8,300          HRPT Properties Trust ........................     70,633
         100        * Hawthorne Financial Corp .....................      2,956
       2,000          Health Care REIT, Inc ........................     52,400
       2,100          Healthcare Realty Trust, Inc .................     51,282
         800          Heritage Property Investment Trust ...........     20,040
       1,300          Home Properties Of New York, Inc .............     43,160
       2,800          IMPAC Mortgage Holdings, Inc .................     36,372
         700          Innkeepers U.S.A. Trust ......................      4,550
         700          Investors Real Estate Trust ..................      6,517
       3,300          Keystone Property Trust ......................     56,760
         400          Kilroy Realty Corp ...........................      8,840
         600          Koger Equity, Inc ............................      9,180
       1,100          Kramont Realty Trust .........................     16,500
         600          LTC Properties, Inc ..........................      3,774
       5,100        * La Quinta Corp ...............................     15,555
         500          LaSalle Hotel Properties .....................      5,975
       1,300          Lexington Corporate Properties Trust .........     22,165
       2,100        * Local Financial Corp .........................     30,282
         100          MASSBANK Corp ................................      2,752
         400          MFA Mortgage Investments, Inc ................      3,460
       2,900          Macerich Co ..................................     91,872
         100          Manufactured Home Communities, Inc ...........      2,960
       1,600        * Meristar Hospitality Corp ....................      5,456
         700          Mid Atlantic Realty Trust ....................     12,761
         700          Mid-America Apartment Communities, Inc .......     16,590
       1,300          Mills Corp ...................................     40,560
         200          Mission West Properties, Inc .................      1,880
       3,700          National Health Investors, Inc ...............     56,795
         100          National Health Realty, Inc ..................      1,332
       1,100          Nationwide Health Properties, Inc ............     14,135
         900          Novastar Financial, Inc ......................     30,735
         600        * Omega Healthcare Investors, Inc ..............      1,380
       1,925          Oriental Financial Group, Inc ................     41,580
         400          PS Business Parks, Inc .......................     11,900
         800          Pacific Northwest Bancorp ....................     22,200
       1,609          Pan Pacific Retail Properties, Inc ...........     60,901
         400          Parkway Properties, Inc ......................     15,072
         700          Pennsylvania Real Estate Investment Trust ....     20,055
         300          Port Financial Corp ..........................     14,337
       1,400          Post Properties, Inc .........................     33,810
       1,500          Prentiss Properties Trust ....................     40,650
         100        * Price Legacy Corp ............................        255
         300          PrivateBancorp, Inc ..........................      6,801
         200          Prosperity Bancshares, Inc ...................      3,316
         200          Provident Bancorp, Inc .......................      6,300
         200        * Quaker City Bancorp, Inc .....................      6,788
       1,000          RAIT Investment Trust ........................     22,640
         900          RFS Hotel Investors, Inc .....................      8,730
       1,100          Ramco-Gershenson Properties ..................     24,167
       1,500          Realty Income Corp ...........................     53,625
         600          Redwood Trust, Inc ...........................     19,500
         800          SL Green Realty Corp .........................     24,448
         400          Sandy Spring Bancorp, Inc ....................     13,052
         500          Saul Centers, Inc ............................     11,525
         700          Senior Housing Properties Trust ..............      8,085
         700          Shurgard Storage Centers, Inc (Class A) ......     21,735
         500          Sizeler Property Investors ...................      4,645
         500          Sovran Self Storage, Inc .....................     14,240
         500          Suffolk Bancorp ..............................     15,415
         400          Summit Properties, Inc .......................      7,400
         600          Sun Communities, Inc .........................     21,480
         300          Superior Financial Corp ......................      5,547
         900          Susquehanna Bancshares, Inc ..................     18,648
       1,800          Tanger Factory Outlet Centers, Inc ...........     55,566
       1,300          Taubman Centers, Inc .........................     22,139
       2,900          Thornburg Mortgage, Inc ......................     59,827
         300          Tompkins Trustco, Inc ........................     13,500
         700          Town & Country Trust .........................     14,140
       3,400          U.S. Restaurant Properties, Inc ..............     47,940
         100          United National Bancorp ......................      2,351
         500          Universal Health Realty Income Trust .........     12,950
         400          Urstadt Biddle Properties, Inc (Class A) .....      4,792
       3,300          Ventas, Inc ..................................     38,280
       1,700          Washington Real Estate Investment Trust ......     44,149
       3,100          Waypoint Financial Corp ......................     53,506
         200        * Wellsford Real Properties, Inc ...............      2,904
         100          Westfield Financial, Inc .....................      1,540
         500          Winston Hotels, Inc ..........................      3,310
                                                                     ----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      2,646,242
                                                                     ----------
 HOTELS AND OTHER LODGING PLACES--0.46%
         100        * Ameristar Casinos, Inc .......................      1,072
       1,500        * Boca Resorts, Inc (Class A) ..................     16,515
       1,500        * Boyd Gaming Corp .............................     19,125
       2,700        * Choice Hotels International, Inc .............     65,826
         900          Marcus Corp ..................................     12,240
         100        * Monarch Casino & Resort, Inc .................        911
         700        * Pinnacle Entertainment, Inc ..................      3,416
         100        * Prime Hospitality Corp .......................        516
         500        * Vail Resorts, Inc ............................      5,575
       7,300        * Wyndham International, Inc (Class A) .........      1,533
                                                                     ----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             126,729
                                                                     ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--4.95%
         600        * Aaon, Inc ....................................      7,620
         400        * Actuant Corp .................................     14,060
       3,000        * Advanced Digital Information Corp ............     20,670
         300          Alamo Group, Inc .............................      3,498
         200        * Astec Industries, Inc ........................      1,162
         900        * Asyst Technologies, Inc ......................      4,878
       2,000        * Avocent Corp .................................     46,680
       1,600        * Axcelis Technologies, Inc ....................      7,568
       1,200          Black Box Corp ...............................     35,556
       1,100          Briggs & Stratton Corp .......................     42,724
         200        * Brooks Automation, Inc .......................      1,934
         600          Cascade Corp .................................      8,640


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  67

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       3,500        * Cirrus Logic, Inc ............................ $    7,035
         700        * Columbus Mckinnon Corp .......................      1,127
       4,600        * Computer Network Technology Corp .............     31,648
      10,500        * Concurrent Computer Corp .....................     23,205
       1,300        * Cray, Inc ....................................      8,606
         700        * Cuno, Inc ....................................     23,541
       2,900        * Dril-Quip, Inc ...............................     39,643
       1,000        * Electroglas, Inc .............................        880
       2,600        * Electronics For Imaging, Inc .................     45,991
         600          Engineered Support Systems, Inc ..............     23,490
       1,000        * Esterline Technologies Corp ..................     16,910
         200        * FSI International, Inc .......................        466
         100        * FalconStor Software, Inc .....................        385
         600        * Flow International Corp ......................      1,200
         600        * Gardner Denver, Inc ..........................     11,040
         200        * General Binding Corp .........................      1,580
       3,700        * Global Power Equipment Group, Inc ............     18,870
         400          Gorman-Rupp Co ...............................      7,880
       1,900        * Handspring, Inc ..............................      1,178
         500        * Hydril Co ....................................     12,495
         700        * Hypercom Corp ................................      2,625
         800          IDEX Corp ....................................     23,200
       1,400        * InFocus Corp .................................      6,916
       2,700        * Iomega Corp ..................................     29,970
         300          JLG Industries, Inc ..........................      1,416
         300        * Joy Global, Inc ..............................      3,249
         200        * Kadant, Inc ..................................      3,278
       2,100          Kaydon Corp ..................................     39,522
         500          Kennametal, Inc ..............................     14,065
         800        * Kulicke & Soffa Industries, Inc ..............      3,800
       2,200          Lennox International, Inc ....................     31,680
       1,500          Lincoln Electric Holdings, Inc ...............     27,090
         400          Lindsay Manufacturing Co .....................      8,600
         300          Lufkin Industries, Inc .......................      5,745
         300          Manitowoc Co, Inc ............................      5,043
      10,300        * Maxtor Corp ..................................     57,989
         100        * Mestek, Inc ..................................      1,829
         800        * Micros Systems, Inc ..........................     18,808
       1,000          Milacron, Inc ................................      4,150
       1,600          Modine Manufacturing Co ......................     23,984
         300        * NATCO Group, Inc (Class A) ...................      1,695
         200          Nacco Industries, Inc (Class A) ..............      9,200
       1,856          Nordson Corp .................................     44,711
       1,000        * Oil States International, Inc ................     12,000
         400        * Omnicell, Inc ................................      1,324
         300        * Overland Storage, Inc ........................      4,311
       1,370        * Palm, Inc ....................................     13,685
       1,700        * Paxar Corp ...................................     19,465
         400        * Planar Systems, Inc ..........................      4,704
       5,600        * Presstek, Inc ................................     25,144
         400        * ProQuest Co ..................................      8,268
       3,700        * Quantum Corp .................................     13,357
       1,200        * Rainbow Technologies, Inc ....................     11,316
       2,000        * Riverstone Networks, Inc .....................      2,800
         100          Robbins & Myers, Inc .........................      1,346
         804        * SCM Microsystems, Inc ........................      2,010
       2,900        * Sandisk Corp .................................     48,778
         600          Sauer-Danfoss, Inc ...........................      4,764
         300          Schawk, Inc ..................................      2,910
         200        * Scientific Games Corp (Class A) ..............      1,080
         700        * Semitool, Inc ................................      2,863
       5,100        * Silicon Graphics, Inc ........................      7,803
         400        * Simpletech, Inc ..............................      1,000
         500          Standex International Corp ...................      9,525
         300          Starrett (L.S.) Co (Class A) .................      4,200
       2,100          Stewart & Stevenson Services, Inc ............     22,890
       2,200        * Surebeam Corp (Class A) ......................      7,722
         800          Tecumseh Products Co (Class A) ...............     32,784
         500          Tennant Co ...................................     15,750
         900        * Terex Corp ...................................     11,124
         500          Thomas Industries, Inc .......................     12,400
         600          Toro Co ......................................     42,030
       2,300        * UNOVA, Inc ...................................     12,351
         900        * Ultratech Stepper, Inc .......................     10,773
       1,200        * Veeco Instruments, Inc .......................     18,528
       9,400        * Western Digital Corp .........................     85,164
       1,600          Woodward Governor Co .........................     55,984
                                                                     ----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,370,878
                                                                     ----------
 INSTRUMENTS AND RELATED PRODUCTS--5.18%
         100        * Abiomed, Inc .................................        390
         200        * ADE Corp .....................................      1,190
         100        * Advanced Neuromodulation Systems, Inc ........      4,290
         500        * Aksys Ltd ....................................      3,500
         700        * Alaris Medical, Inc ..........................      7,238
         700        * Align Technology, Inc ........................      4,235
         900        * American Medical Systems Holdings, Inc .......     13,005
         300          Analogic Corp ................................     13,671
         400          Arrow International, Inc .....................     16,268
       1,000        * Arthrocare Corp ..............................     12,470
         200        * August Technology Corp .......................        784
         600          BEI Technologies, Inc ........................      5,820
         900        * Bio-Rad Laboratories, Inc (Class A) ..........     32,175
         400        * Bruker AXS, Inc ..............................        536
         500        * Bruker Daltonics, Inc ........................      1,496
         300        * Cantel Medical Corp ..........................      3,831
         400        * Cardiac Science, Inc .........................        912
         800        * Cardiodynamics International Corp ............      2,416
       1,000        * Cepheid, Inc .................................      4,190
         700        * Cerus Corp ...................................      6,160
         200        * Cholestech Corp ..............................      1,628
         300        * Closure Medical Corp .........................      3,882
       1,700        * Cognex Corp ..................................     35,989
       1,400        * Coherent, Inc ................................     26,250
       1,000          Cohu, Inc ....................................     14,630
         200        * Cole National Corp ...........................      1,800
         300        * Conceptus, Inc ...............................      2,700
       1,100        * Concord Camera Corp ..........................      5,511
         300        * Conmed Corp ..................................      4,923
       1,500          Cooper Cos, Inc ..............................     44,850
       1,500        * Credence Systems Corp ........................     10,200
         900        * Cyberonics, Inc ..............................     19,251
         500          Datascope Corp ...............................     13,540
       2,300        * Dionex Corp ..................................     75,969
         200        * DJ Orthopedics, Inc ..........................        782
         200        * DRS Technologies, Inc ........................      5,002
         600          EDO Corp .....................................     10,860
         100        * Endocardial Solutions, Inc ...................        277
         600        * ESCO Technologies, Inc .......................     19,680
         400        * Excel Technology, Inc ........................      8,132
         700        * FEI Co .......................................     11,172
       1,200        * Flir Systems, Inc ............................     56,892
         900        * Fossil, Inc ..................................     15,498
         900        * Haemonetics Corp .............................     19,665
         900        * Hanger Orthopedic Group, Inc .................     10,287
         400        * Harvard Bioscience, Inc ......................      1,500
         300        * HealthTronics Surgical Services, Inc .........      2,451
         300        * Herley Industries, Inc .......................      5,157
         500        * Hologic, Inc .................................      4,306
         500        * ICU Medical, Inc .............................     13,756


                       SEE NOTES TO FINANCIAL STATEMENTS

68  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
         500        * Igen International, Inc ...................... $   17,695
         500        * Ii-Vi, Inc ...................................      8,300
       1,100        * Illumina, Inc ................................      2,486
         600        * Inamed Corp ..................................     21,462
      14,600        * Input/Output, Inc ............................     52,560
         700        * Integra LifeSciences Holding .................     16,100
         100        * Integrated Defense Technology, Inc ...........      1,420
         100        * Interpore International ......................        800
         200        * Intuitive Surgical, Inc ......................      1,292
       1,300          Invacare Corp ................................     40,937
         300        * Invision Technologies, Inc ...................      6,741
         200        * Ionics, Inc ..................................      3,310
         100        * Itron, Inc ...................................      1,671
         900        * Ixia .........................................      4,374
         200          Keithley Instruments, Inc ....................      2,162
         300        * Kensey Nash Corp .............................      6,144
         200        * Kyphon, Inc ..................................      1,756
         100        * LeCroy Corp ..................................        974
       1,300        * Lexar Media, Inc .............................      4,264
         400        * LTX Corp .....................................      2,000
         300        * Med-Design Corp ..............................        942
         400        * MedSource Technologies, Inc ..................        724
       2,000          Mentor Corp ..................................     34,220
         500        * Merit Medical Systems, Inc ...................      9,525
         400          Mine Safety Appliances Co ....................     14,240
         900        * Molecular Devices Corp .......................     10,890
         400          Movado Group, Inc ............................      7,600
       1,200          MTS Systems Corp .............................     12,960
         300        * Nanometrics, Inc .............................      1,170
       1,800        * Newport Corp .................................     21,258
       1,100        * Oakley, Inc ..................................      9,075
         200        * Ocular Sciences, Inc .........................      2,780
         900        * Orbital Sciences Corp ........................      4,653
       1,400        * Orthologic Corp ..............................      4,746
         500        * Photon Dynamics, Inc .........................      8,180
       3,000        * Pinnacle Systems, Inc ........................     31,230
         800        * Possis Medical, Inc ..........................     12,928
         400        * QMed, Inc ....................................      2,744
       1,400        * Resmed, Inc ..................................     44,772
       1,700        * Respironics, Inc .............................     58,431
         100        * Rita Medical Systems, Inc ....................        425
       1,500          Roper Industries, Inc ........................     43,275
         200        * Rudolph Technologies, Inc ....................      2,890
         900        * Sola International, Inc ......................     11,124
         300        * Sonic Innovations, Inc .......................        720
         300        * SonoSite, Inc ................................      4,710
       1,800        * Sybron Dental Specialties, Inc ...............     31,410
         100          Sypris Solutions, Inc ........................        788
       2,000        * Techne Corp ..................................     41,340
       1,400        * Theragenics Corp .............................      4,844
         500        * Therasense, Inc ..............................      3,340
       1,000        * Therma-Wave, Inc .............................        450
       2,300        * Thoratec Corp ................................     29,187
       1,000        * Trimble Navigation Ltd .......................     18,940
         100        * TriPath Imaging, Inc .........................        425
         200          United Industrial Corp .......................      2,490
         400        * Urologix, Inc ................................        864
       1,500        * Varian, Inc ..................................     42,990
         600        * Ventana Medical Systems, Inc .................     12,054
         800        * Viasys Healthcare, Inc .......................     11,200
       4,100        * Visx, Inc ....................................     43,460
         200          Vital Signs, Inc .............................      5,310
       2,900        * Vivus, Inc ...................................      9,860
         600        * Wright Medical Group, Inc ....................     10,512
         900          X-Rite, Inc ..................................      7,569
         223        * Young Innovations, Inc .......................      4,908
         400        * Zoll Medical Corp ............................     16,344
         200        * Zygo Corp ....................................      1,136
                                                                     ----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,433,198
                                                                     ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.23%
         300        * Clark/Bardes, Inc ............................      3,588
       1,100          Crawford & Co (Class B) ......................      4,565
       1,800          Hilb, Rogal & Hamilton Co ....................     56,232
                                                                     ----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE        64,385
                                                                     ----------
 INSURANCE CARRIERS--3.10%
         500          Alfa Corp ....................................      5,806
       1,500        * American Medical Security Group, Inc .........     19,860
       2,700        * American Physicians Capital, Inc .............     57,240
         500        * AMERIGROUP Corp ..............................     14,630
         600          Argonaut Group, Inc ..........................      5,130
         250          Baldwin & Lyons, Inc (Class B) ...............      4,963
         300        * Centene Corp .................................      8,763
         400        * Ceres Group, Inc .............................        660
         500        * Citizens, Inc ................................      3,025
         700        * CNA Surety Corp ..............................      5,600
         500        * Cobalt Corp ..................................      7,225
       2,000          Commerce Group, Inc ..........................     68,400
         800          Delphi Financial Group, Inc (Class A) ........     31,344
         100          EMC Insurance Group, Inc .....................      1,890
         400          FBL Financial Group, Inc (Class A) ...........      7,900
         200          Financial Industries Corp ....................      2,888
         700        * FPIC Insurance Group, Inc ....................      5,201
         200          Great American Financial Resources, Inc ......      3,032
       1,000          Harleysville Group, Inc ......................     24,950
         700        * HealthExtras, Inc ............................      2,695
         900          Horace Mann Educators Corp ...................     11,808
         200          Independence Holding Co ......................      3,846
         100          Kansas City Life Insurance Co ................      4,274
       2,100          Landamerica Financial Group, Inc .............     83,475
         200          Midland Co ...................................      3,580
         200        * National Western Life Insurance Co (Class A) .     18,722
         700        * Navigators Group, Inc ........................     18,004
         200          NYMAGIC, Inc .................................      3,870
         800          Odyssey Re Holdings Corp .....................     14,440
         700        * Ohio Casualty Corp ...........................      9,044
       1,700        * Pacificare Health Systems, Inc ...............     41,038
       2,200        * Philadelphia Consolidated Holding Corp .......     79,200
         100        * Pico Holdings, Inc ...........................      1,244
         600          PMA Capital Corp (Class A) ...................      4,062
         800          Presidential Life Corp .......................      5,032
       1,600        * ProAssurance Corp ............................     37,632
       1,500          RLI Corp .....................................     40,305
         700          Selective Insurance Group, Inc ...............     17,178
       1,400        * Sierra Health Services, Inc ..................     18,060
       1,300          State Auto Financial Corp ....................     22,009
       2,900        * Stewart Information Services Corp ............     67,309
       1,000        * Triad Guaranty, Inc ..........................     34,360
       2,000        * UICI .........................................     19,220
         200          United Fire & Casualty Co ....................      5,960
         200        * Universal American Financial Corp ............      1,142
       1,900          Vesta Insurance Group, Inc ...................      4,256
         300          Zenith National Insurance Corp ...............      6,435
                                                                     ----------
                      TOTAL INSURANCE CARRIERS                          856,707
                                                                     ----------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.01%
         300        * Wackenhut Corrections Corp ...................      2,940
                                                                     ----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY              2,940
                                                                     ----------
 LEATHER AND LEATHER PRODUCTS--0.33%
         900          Brown Shoe Co, Inc ...........................     24,363
         500          K-Swiss, Inc (Class A) .......................     12,775


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  69

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 LEATHER AND LEATHER PRODUCTS--(CONTINUED)
         300        * Maxwell Shoe Co, Inc (Class A) ............... $    3,345
         400        * Steven Madden Ltd ............................      6,268
       2,700          Wolverine World Wide, Inc ....................     45,225
                                                                     ----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 91,976
                                                                     ----------
 LEGAL SERVICES--0.03%
         500        * Pre-Paid Legal Services, Inc .................      8,640
                                                                     ----------
                      TOTAL LEGAL SERVICES                                8,640
                                                                     ----------
 LUMBER AND WOOD PRODUCTS--0.12%
         100          American Woodmark Corp .......................      4,411
       2,300        * Champion Enterprises, Inc ....................      4,232
         400          Deltic Timber Corp ...........................      9,560
         700        * Modtech Holdings, Inc ........................      4,872
         100          Skyline Corp .................................      2,610
         500          Universal Forest Products, Inc ...............      7,750
                                                                     ----------
                      TOTAL LUMBER AND WOOD PRODUCTS                     33,435
                                                                     ----------
 METAL MINING--0.17%
         500        * Cleveland-Cliffs, Inc ........................      9,325
       4,100        * Hecla Mining Co ..............................     13,489
         700          Royal Gold, Inc ..............................     10,213
         700          Southern Peru Copper Corp ....................     10,220
       2,000        * Stillwater Mining Co .........................      5,000
                                                                     ----------
                      TOTAL METAL MINING                                 48,247
                                                                     ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.85%
       2,400          Blyth, Inc ...................................     61,032
         700        * Daktronics, Inc. .............................     10,885
         200        * Escalade, Inc ................................      2,734
         900        * Identix, Inc .................................      4,050
         100        * Jakks Pacific, Inc ...........................      1,036
         200        * Johnson Outdoors, Inc (Class A) ..............      1,780
       1,100        * K2, Inc ......................................      8,492
         700        * Lydall, Inc ..................................      6,160
       2,500          Nautilus Group, Inc ..........................     35,650
         300          Oneida Ltd ...................................      3,210
         100          Penn Engineering & Manufacturing Corp ........      1,152
       1,600        * Racing Champions Ertl Corp ...................     24,560
         400          Russ Berrie & Co, Inc ........................     12,800
       1,800        * Shuffle Master, Inc ..........................     26,553
         300        * Steinway Musical Instruments, Inc ............      4,431
       1,800        * Yankee Candle Co, Inc ........................     30,654
                                                                     ----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      235,179
                                                                     ----------
 MISCELLANEOUS RETAIL--0.95%
       3,500        * 1-800-Flowers.com, Inc (Class A) .............     23,520
         100        * AC Moore Arts & Crafts, Inc ..................      1,383
         700        * Alloy, Inc ...................................      3,507
         800          Blair Corp ...................................     18,808
       2,900          Cash America International, Inc ..............     27,492
         250        * Coldwater Creek, Inc .........................      2,373
       1,500        * dELiA*s Corp (Class A) .......................        525
       1,100        * Drugstore.Com, Inc ...........................      4,213
         400        * Duane Reade, Inc .............................      5,072
         900       b* FAO, Inc .....................................        189
         500        * Finlay Enterprises, Inc ......................      6,330
         700          Friedman's, Inc (Class A) ....................      6,720
         200        * Gaiam, Inc ...................................      1,074
         200        * Galyans Trading Co, Inc ......................      2,498
         100        * Gart Sports Co ...............................      1,908
         400          Hancock Fabrics, Inc .........................      5,560
         300        * Hibbett Sporting Goods, Inc ..................      7,419
         400        * Jill (J.) Group, Inc .........................      4,640
         600        * Jo-Ann Stores, Inc (Class A) .................     12,000
       1,500          Longs Drug Stores Corp .......................     22,500
       1,800        * Marvel Enterprises, Inc ......................     24,876
       5,700        * OfficeMax, Inc ...............................     29,355
         100        * Overstock.com, Inc ...........................        975
         300        * Party City Corp ..............................      2,400
         300        * PC Connection, Inc ...........................      1,575
         400        * Sharper Image Corp ...........................      7,204
       1,500        * Stamps.com, Inc ..............................      6,285
         100        * Summit America Television, Inc ...............        238
       1,600        * The Sports Authority, Inc ....................     11,168
         600        * Valuevision International, Inc (Class A) .....      6,042
         500        * Whitehall Jewellers, Inc .....................      4,250
         500          World Fuel Services Corp .....................     10,180
                                                                     ----------
                      TOTAL MISCELLANEOUS RETAIL                        262,279
                                                                     ----------
 MOTION PICTURES--0.30%
         300        * AMC Entertainment, Inc .......................      2,601
         300        * Ascent Media Group, Inc ......................        348
       1,200        * Avid Technology, Inc .........................     26,568
         100        * Carmike Cinemas, Inc .........................      1,925
       2,100        * Hollywood Entertainment Corp .................     33,684
         800        * Movie Gallery, Inc ...........................     13,936
         200        * NetFlix, Inc .................................      4,070
                                                                     ----------
                      TOTAL MOTION PICTURES                              83,132
                                                                     ----------
 NONDEPOSITORY INSTITUTIONS--0.72%
       1,100          Advanta Corp (Class A) .......................      7,513
       1,400          American Capital Strategies Ltd ..............     31,360
         100          American Home Mortgage Holdings, Inc .........      1,001
       1,600          Charter Municipal Mortgage Acceptance Co .....     28,112
       3,600        * CompuCredit Corp .............................     22,608
         500        * Credit Acceptance Corp .......................      2,450
         200        * DVI, Inc .....................................      1,710
         100        * Federal Agricultural Mortgage Corp (Class C) .      2,179
         100        * Financial Federal Corp .......................      1,910
         400          MCG Capital Corp .............................      3,996
      10,700          Metris Cos, Inc ..............................     25,145
         700          New Century Financial Corp ...................     21,827
         900        * Saxon Capital, Inc ...........................     11,979
         600          Westcorp .....................................     11,142
         500        * WFS Financial, Inc ...........................      9,670
       2,000        * World Acceptance Corp ........................     18,000
                                                                     ----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  200,602
                                                                     ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.02%
       1,000          Amcol International Corp .....................      5,680
                                                                     ----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS            5,680
                                                                     ----------
 OIL AND GAS EXTRACTION--3.11%
         500        * 3TEC Energy Corp .............................      7,530
         100        * Atwood Oceanics, Inc .........................      2,524
       1,400          Berry Petroleum Co (Class A) .................     21,000
       3,200          Cabot Oil & Gas Corp (Class A) ...............     76,800
         300        * Cal Dive International, Inc ..................      5,403
       4,300          Chesapeake Energy Corp .......................     33,798
       2,000        * Comstock Resources, Inc ......................     20,200
       3,100        * Denbury Resources, Inc .......................     33,573
         400        * Encore Acquisition Co ........................      7,380
       1,200        * Energy Partners Ltd ..........................     12,240
         700        * Evergreen Resources, Inc .....................     31,717
         100        * Exploration Co Of Delaware, Inc ..............        302
       3,100        * Global Industries Ltd ........................     14,446
       8,100        * Grey Wolf, Inc ...............................     31,914
         900        * Hanover Compressor Co ........................      5,850
       1,600        * Harvest Natural Resources, Inc ...............      7,776
         200        * Horizon Offshore, Inc ........................        680
         500        * Houston Exploration Co .......................     13,500
       2,700        * Key Energy Services, Inc .....................     27,216
       1,300        * Magnum Hunter Resources, Inc .................      7,228
       1,700        * Meridian Resource Corp .......................      1,955
       3,500        * Newpark Resources, Inc .......................     15,855


                       SEE NOTES TO FINANCIAL STATEMENTS

70  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
     -----                                                              -----

 OIL AND GAS EXTRACTION--(CONTINUED)
         300        * Nuevo Energy Co .............................. $    4,065
       2,100        * Oceaneering International, Inc ...............     45,885
       1,600        * Parker Drilling Co ...........................      3,792
       1,200          Patina Oil & Gas Corp ........................     39,480
         300          Penn Virginia Corp ...........................     11,520
         300        * Petroquest Energy, Inc .......................        453
       1,200        * Plains Exploration & Production Co ...........      9,900
         500        * Prima Energy Corp ............................      9,370
         500        * Quicksilver Resources, Inc ...................     11,885
         600          RPC, Inc .....................................      5,490
       5,200        * Range Resources Corp .........................     29,692
         100        * Remington Oil & Gas Corp .....................      1,703
         800        * Seacor Smit, Inc .............................     28,000
       2,800        * Southwestern Energy Co .......................     36,680
         200        * Spinnaker Exploration Co .....................      3,884
         900          St. Mary Land & Exploration Co ...............     22,545
         300        * Stone Energy Corp ............................     10,074
       2,100        * Superior Energy Services, Inc ................     17,955
         200        * Swift Energy Co ..............................      1,702
         100        * Syntroleum Corp ..............................        257
         600        * Tetra Technologies, Inc ......................     13,800
       1,600        * Tom Brown, Inc ...............................     38,720
         700        * Transmontaigne, Inc ..........................      2,947
       1,500        * Unit Corp ....................................     30,435
         900        * Veritas DGC, Inc .............................      5,985
       3,700          Vintage Petroleum, Inc .......................     35,150
         300        * W-H Energy Services, Inc .....................      5,136
       2,800        * Westport Resources Corp ......................     56,420
                                                                     ----------
                      TOTAL OIL AND GAS EXTRACTION                      861,812
                                                                     ----------
 PAPER AND ALLIED PRODUCTS--0.38%
         300        * Buckeye Technologies, Inc ....................      1,425
       1,500        * Caraustar Industries, Inc ....................     10,155
         100          Chesapeake Corp ..............................      1,689
       2,200        * Earthshell Corp ..............................      1,078
         100          Glatfelter ...................................      1,066
       1,300        * Graphic Packaging International Corp .........      7,150
         200          Greif, Inc (Class A) .........................      3,596
         300          Longview Fibre Co ............................      1,995
         400        * Playtex Products, Inc ........................      3,224
         200          Pope & Talbot, Inc ...........................      2,510
       1,900          Potlatch Corp ................................     36,917
         100          Rock-Tenn Co (Class A) .......................      1,280
         700          Schweitzer-Mauduit International, Inc ........     15,750
       1,600          Wausau-Mosinee Paper Corp ....................     16,320
                                                                     ----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   104,155
                                                                     ----------
 PERSONAL SERVICES--0.51%
       2,000        * Alderwoods Group, Inc ........................      6,998
       1,300          Angelica Corp ................................     22,165
         300          CPI Corp .....................................      3,939
         600        * Coinstar, Inc ................................     10,074
         900          G & K Services, Inc (Class A) ................     21,600
       2,100          Regis Corp ...................................     52,311
       6,700        * Service Corp International ...................     18,626
         300          Unifirst Corp ................................      4,635
                                                                     ----------
                      TOTAL PERSONAL SERVICES                           140,348
                                                                     ----------
 PETROLEUM AND COAL PRODUCTS--0.32%
         200          ElkCorp ......................................      3,800
       1,300          Frontier Oil Corp ............................     22,230
         700        * Headwaters, Inc ..............................      9,835
         400          Holly Corp ...................................     11,456
       3,200        * Tesoro Petroleum Corp ........................     23,680
         700          WD-40 Co .....................................     17,360
                                                                     ----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                  88,361
                                                                     ----------
 PRIMARY METAL INDUSTRIES--1.10%
         300          Belden, Inc ..................................      3,225
         200        * Brush Engineered Materials, Inc ..............      1,014
       2,100        * Cable Design Technologies Corp ...............     13,965
         300          Carpenter Technology Corp ....................      3,045
         200        * Century Aluminum Co ..........................      1,270
       3,100        * CommScope, Inc ...............................     23,250
         500          Curtiss-Wright Corp ..........................     30,250
         100        * Encore Wire Corp .............................        850
       1,400        * General Cable Corp ...........................      5,180
         300          Gibraltar Steel Corp .........................      5,592
       2,600        * Imco Recycling, Inc ..........................     16,510
       1,500          Intermet Corp ................................      5,460
         500        * Liquidmetal Technologies .....................      2,710
         200        * Lone Star Technologies, Inc ..................      4,224
       1,300          Matthews International Corp (Class A) ........     30,108
         900        * Maverick Tube Corp ...........................     16,740
       1,200        * Mueller Industries, Inc ......................     29,964
         500          NN, Inc ......................................      4,381
         300        * NS Group, Inc ................................      2,265
         200        * Northwest Pipe Co ............................      2,480
       1,600        * Oregon Steel Mills, Inc ......................      3,760
         300          Quanex Corp ..................................      9,510
       1,000        * RTI International Metals, Inc ................      9,800
         200          Roanoke Electric Steel Corp ..................      1,740
         200          Ryerson Tull, Inc ............................      1,250
         100          Schnitzer Steel Industries, Inc (Class A) ....      2,424
       1,300        * Steel Dynamics, Inc ..........................     15,145
         700          Texas Industries, Inc ........................     13,461
         400          Tredegar Corp ................................      4,780
       3,300          Worthington Industries, Inc ..................     39,369
                                                                     ----------
                      TOTAL PRIMARY METAL INDUSTRIES                    303,722
                                                                     ----------
 PRINTING AND PUBLISHING--0.96%
       1,300          Banta Corp ...................................     38,324
       1,700          Bowne & Co, Inc ..............................     17,000
         400          CSS Industries, Inc ..........................     12,952
         600        * Consolidated Graphics, Inc ...................     10,086
         200          Courier Corp .................................      9,852
         800          Ennis Business Forms, Inc ....................      9,064
       1,500          Harland (John H.) Co .........................     36,465
         100          Hollinger International, Inc .................        790
         400        * Information Holdings, Inc ....................      6,440
       1,300        * Journal Register Co ..........................     19,838
       1,300        * Mail-Well, Inc ...............................      2,639
         200        * Martha Stewart Living Omnimedia, Inc (Class A)      1,642
         600          New England Business Services, Inc ...........     15,360
         200        * Playboy Enterprises, Inc (Class B) ...........      1,700
       3,000        * Primedia, Inc ................................      7,350
         600        * Private Media Group, Inc .....................        708
         400          Pulitzer, Inc ................................     17,428
         600          Standard Register Co .........................      8,940
         400        * Thomas Nelson, Inc ...........................      3,404
       1,800          Wallace Computer Services, Inc ...............     44,838
                                                                     ----------
                      TOTAL PRINTING AND PUBLISHING                     264,820
                                                                     ----------
 RAILROAD TRANSPORTATION--0.24%
       1,100          Florida East Coast Industries, Inc (Class A) .     26,895
         400        * Genesee & Wyoming, Inc (Class A) .............      6,200
       2,900        * Kansas City Southern Industries, Inc .........     32,567
                                                                     ----------
                      TOTAL RAILROAD TRANSPORTATION                      65,662
                                                                     ----------
 REAL ESTATE--0.45%
         200        * Avatar Holdings, Inc .........................      5,108
       1,400        * Insignia Financial Group, Inc ................     15,316
         700        * Jones Lang LaSalle, Inc ......................      9,562


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  71

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 REAL ESTATE--(CONTINUED)
       1,700          LNR Property Corp ............................ $   57,290
      10,100        * Stewart Enterprises, Inc (Class A) ...........     27,270
       1,100        * Trammell Crow Co .............................      8,756
                                                                     ----------
                      TOTAL REAL ESTATE                                 123,302
                                                                     ----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.55%
         200        * AEP Industries, Inc ..........................      1,730
         200        * Applied Films Corp ...........................      3,230
       1,100          Bandag, Inc ..................................     35,079
       1,000        * Foamex International, Inc ....................      1,120
         500        * Jarden Corp ..................................     13,000
         900          Myers Industries, Inc ........................      8,595
         300          Quixote Corp .................................      4,740
         300          Schulman (A.), Inc ...........................      4,359
         300        * Skechers U.S.A., Inc (Class A) ...............      1,947
         200          Spartech Corp ................................      3,868
       1,700        * Trex Co, Inc .................................     54,876
       1,100          Tupperware Corp ..............................     15,202
         900        * Vans, Inc ....................................      3,816
                                                                     ----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS  151,562
                                                                     ----------
 SECURITY AND COMMODITY BROKERS--0.34%
       4,100        * Ameritrade Holding Corp ......................     20,336
         200        * BKF Capital Group, Inc .......................      3,250
         100        * Gabelli Asset Management, Inc (Class A) ......      2,755
         100          Jefferies Group, Inc .........................      3,595
       8,300        * Knight Trading Group, Inc ....................     32,370
       1,500          SWS Group, Inc ...............................     21,120
       3,700        * SoundView Technology Group, Inc ..............      4,736
         100          Value Line, Inc ..............................      4,615
                                                                     ----------
                      TOTAL SECURITY AND COMMODITY BROKERS               92,777
                                                                     ----------
 SOCIAL SERVICES--0.06%
         500        * Bright Horizons Family Solutions, Inc ........     14,010
         500        * Res-Care, Inc ................................      1,460
                                                                     ----------
                      TOTAL SOCIAL SERVICES                              15,470
                                                                     ----------
 SPECIAL TRADE CONTRACTORS--0.45%
         400          Chemed Corp ..................................     12,676
       8,700        * Comfort Systems U.S.A., Inc ..................     19,227
       1,800        * Dycom Industries, Inc ........................     18,594
         700        * EMCOR Group, Inc .............................     33,775
       3,500        * Integrated Electrical Services, Inc ..........     14,945
       8,000        * Quanta Services, Inc .........................     25,600
                                                                     ----------
                      TOTAL SPECIAL TRADE CONTRACTORS                   124,817
                                                                     ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.80%
         200          Ameron International Corp ....................     11,960
       1,800          Apogee Enterprises, Inc ......................     14,798
         400          CARBO Ceramics, Inc ..........................     13,140
       1,700        * Cabot Microelectronics Corp ..................     71,179
         900          Centex Construction Products, Inc ............     32,400
       1,000          Florida Rock Industries, Inc .................     33,850
         800          Libbey, Inc ..................................     19,680
       1,000        * U.S. Concrete, Inc ...........................      4,200
       5,100       b* USG Corp .....................................     21,216
                                                                     ----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             222,423
                                                                     ----------
 TEXTILE MILL PRODUCTS--0.12%
       1,100          Albany International Corp (Class A) ..........     25,201
         500        * Culp, Inc ....................................      2,230
       1,400        * Interface, Inc (Class A) .....................      4,620
         100          Quaker Fabric Corp ...........................        550
                                                                     ----------
                      TOTAL TEXTILE MILL PRODUCTS                        32,601
                                                                     ----------
 TOBACCO PRODUCTS--0.19%
       1,300          Universal Corp ...............................     49,088
         200          Vector Group Ltd .............................      2,200
                                                                     ----------
                      TOTAL TOBACCO PRODUCTS                             51,288
                                                                     ----------
 TRANSPORTATION BY AIR--0.73%
         500        * ATA Holdings Corp ............................      1,875
       3,100          Airborne, Inc ................................     60,791
         800        * Airtran Holdings, Inc ........................      5,384
         500        * Alaska Air Group, Inc ........................      7,830
       1,989        * Atlantic Coast Airlines Holdings, Inc ........     12,352
         800        * Atlas Air Worldwide Holdings, Inc ............        640
       1,500        * ExpressJet Holdings, Inc .....................     12,300
       2,800        * Forward Air Corp .............................     60,931
         200        * Frontier Airlines, Inc .......................        994
       1,500        * Mesa Air Group, Inc ..........................      7,455
       1,400        * Mesaba Holdings, Inc .........................      7,882
         700        * Midwest Express Holdings, Inc ................        903
         900        * Offshore Logistics, Inc ......................     16,245
         200        * Petroleum Helicopters (Vote) .................      5,290
       2,200       b* UAL Corp .....................................      1,848
                                                                     ----------
                      TOTAL TRANSPORTATION BY AIR                       202,720
                                                                     ----------
 TRANSPORTATION EQUIPMENT--1.26%
         300        * AAR Corp .....................................      1,134
         300        * Aftermarket Technology Corp ..................      3,390
       1,300          Arctic Cat, Inc ..............................     20,293
       1,100        * BE Aerospace, Inc ............................      2,090
       1,200          Clarcor, Inc .................................     43,440
         200          Coachmen Industries, Inc .....................      2,200
         500        * Ducommun, Inc ................................      5,100
         200        * Dura Automotive Systems, Inc .................      1,120
         700          Federal Signal Corp ..........................      9,940
         500        * Fleetwood Enterprises, Inc ...................      2,030
         300          GenCorp, Inc .................................      1,875
         700          Heico Corp ...................................      6,230
         300        * IMPCO Technologies, Inc ......................        603
         200          Kaman Corp (Class A) .........................      1,956
         300          Marine Products Corp .........................      2,790
         200        * Monaco Coach Corp ............................      2,072
         700          Oshkosh Truck Corp ...........................     43,610
         200        * Sequa Corp (Class A) .........................      6,850
       1,300          Spartan Motors, Inc ..........................     11,388
       1,000        * Sports Resorts International, Inc ............      5,010
         300          Standard Motor Products, Inc .................      3,330
         300        * Strattec Security Corp .......................     13,200
       1,000          Superior Industries International, Inc .......     36,430
       1,700        * Teledyne Technologies, Inc ...................     21,522
       2,600        * Tenneco Automotive, Inc ......................      5,876
         700          Thor Industries, Inc .........................     17,521
         300          Trinity Industries, Inc ......................      5,166
         100        * Triumph Group, Inc ...........................      2,245
       1,000        * United Defense Industries, Inc ...............     21,640
       1,000        * Wabash National Corp .........................      6,300
       2,100          Wabtec Corp ..................................     24,381
         700          Winnebago Industries, Inc ....................     19,040
                                                                     ----------
                      TOTAL TRANSPORTATION EQUIPMENT                    349,772
                                                                     ----------
 TRANSPORTATION SERVICES--0.19%
         200        * Ambassadors Group, Inc .......................      2,418
       2,900        * EGL, Inc .....................................     43,094
         300        * Navigant International, Inc ..................      3,165
         700        * RailAmerica, Inc .............................      4,270
                                                                     ----------
                      TOTAL TRANSPORTATION SERVICES                      52,947
                                                                     ----------
 TRUCKING AND WAREHOUSING--0.80%
       1,000          Arkansas Best Corp ...........................     25,420
         300        * Covenant Transport, Inc (Class A) ............      5,097
       1,500        * Heartland Express, Inc .......................     28,770
         200        * Hunt (J.B.) Transport Services, Inc ..........      5,384
       1,500        * Landstar System, Inc .........................     86,250
         100        * P.A.M. Transportation Services ...............      2,188


                        SEE NOTES TO FINANCIAL STATEMENTS

72  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TRUCKING AND WAREHOUSING--(CONTINUED)
         600          Roadway Corp ................................ $    20,112
         550        * SCS Transportation, Inc .....................       5,819
         400        * U.S. Xpress Enterprises, Inc (Class A) ......       3,024
         500          USFreightways Corp ..........................      12,655
         900          Werner Enterprises, Inc .....................      17,334
         400        * Yellow Corp .................................       9,652
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    221,705
                                                                    -----------
 WATER TRANSPORTATION--0.30%
       1,900          Alexander & Baldwin, Inc ....................      47,234
         500        * Gulfmark Offshore, Inc ......................       6,725
         900        * Kirby Corp ..................................      22,140
         200          Overseas Shipholding Group, Inc .............       3,340
       1,300        * Trico Marine Services, Inc ..................       3,367
                                                                    -----------
                      TOTAL WATER TRANSPORTATION                         82,806
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.01%
         200        * 1-800 Contacts, Inc .........................       4,050
         500          Action Performance Cos, Inc .................      10,575
         500        * Alliance Imaging, Inc .......................       1,570
       1,700        * Anixter International, Inc ..................      38,539
       1,000          Applied Industrial Technologies, Inc ........      16,710
       3,100        * Audiovox Corp (Class A) .....................      22,971
         700        * Aviall, Inc .................................       5,418
         300          Barnes Group, Inc ...........................       6,348
         800        * Bell Microproducts, Inc .....................       4,088
       1,300        * Boyds Collection Ltd ........................       7,020
       1,600          Carlisle Cos, Inc ...........................      64,784
         200        * Castle (A.M.) & Co ..........................         950
         300          Commercial Metals Co ........................       4,185
       2,600        * Compucom Systems, Inc .......................       9,100
         100          Compx International, Inc ....................         598
       2,600        * Department 56, Inc ..........................      25,532
         300        * Global Imaging Systems, Inc .................       5,550
       2,400        * Handleman Co ................................      35,280
         800          Hughes Supply, Inc ..........................      18,632
         800        * Imagistics International, Inc ...............      14,896
         400        * Insight Enterprises, Inc ....................       2,820
         100        * Insurance Auto Auctions, Inc ................       1,100
         400        * Keystone Automotive Industries, Inc .........       7,088
       1,200        * Knight Transportation, Inc ..................      23,628
         300          Lawson Products, Inc ........................       7,821
       1,100        * MCSi, Inc ...................................         374
       1,300        * Nu Horizons Electronics Corp ................       6,383
       1,800          Owens & Minor, Inc ..........................      31,590
       3,600        * PSS World Medical, Inc ......................      23,472
       1,400          Pep Boys-Manny Moe & Jack ...................      10,640
       1,900          Pioneer-Standard Electronics, Inc ...........      16,036
         300        * Pomeroy Computer Resources, Inc .............       2,091
       1,400          Reliance Steel & Aluminum Co ................      21,140
         900        * SCP Pool Corp ...............................      26,739
       7,000        * Safeguard Scientifics, Inc ..................       9,870
         100        * Scansource, Inc .............................       1,875
       1,900        * Somera Communications, Inc ..................       1,767
         800        * TBC Corp ....................................      11,200
         600        * WESCO International, Inc ....................       2,100
       2,600          Watsco, Inc .................................      35,568
       1,300        * Zoran Corp ..................................      16,783
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               556,881
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.65%
       2,100          Acuity Brands, Inc ..........................      28,245
         600          Advanced Marketing Services, Inc ............       6,714
       2,800        * Airgas, Inc .................................      51,828
         500        * Allscripts Healthcare Solutions, Inc ........       1,375
         100          Bridgford Foods Corp ........................         873
       1,700        * Chiquita Brands International, Inc ..........      18,649
         200          D&K Healthcare Resources, Inc ...............       2,060
         400          DIMON, Inc ..................................       2,292
         400        * Daisytek International Corp .................         748
         960        * Endo Pharmaceuticals Holdings, Inc ..........      12,950
       2,000          Fleming Cos, Inc ............................       1,000
         700          Getty Realty Corp ...........................      13,146
         100        * Green Mountain Coffee, Inc ..................       1,838
       1,000        * Hain Celestial Group, Inc ...................      15,110
         300        * Kenneth Cole Productions, Inc (Class A) .....       6,570
         100        * Maui Land & Pineapple Co ....................       1,965
       4,100        * Men's Wearhouse, Inc ........................      61,336
         300          Nash Finch Co ...............................       2,529
       1,200          Nu Skin Enterprises, Inc (Class A) ..........      12,084
       3,100          Perrigo Co ..................................      36,828
       1,200        * Plains Resources, Inc .......................      12,804
       1,200        * Priority Healthcare Corp (Class B) ..........      31,980
       2,100          Russell Corp ................................      36,750
         400        * School Specialty, Inc .......................       7,108
         400        * Smart & Final, Inc ..........................       1,320
         100          Standard Commercial Corp ....................       1,569
       2,500          Stride Rite Corp ............................      21,250
         600        * Tractor Supply Co ...........................      19,812
         700        * United Natural Foods, Inc ...................      17,850
       1,100        * United Stationers, Inc ......................      23,485
         540          Valhi, Inc ..................................       5,940
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            458,008
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $27,255,526)                            27,534,409
                                                                    -----------
                      TOTAL PORTFOLIO--99.48%
                       (COST $27,255,526)                            27,534,409
                      OTHER ASSETS & LIABILITIES, NET--0.52%            144,293
                                                                    -----------
                      NET ASSETS--100.00%                           $27,678,702
                                                                    ===========

----------
*  Non-income producing
b  In bankruptcy


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  73

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................... $    68,702       0.11%
Apparel and Accessory Stores ...........................     449,348       0.69
Apparel and Other Textile Products .....................      12,920       0.02
Automotive Dealers and Service Stations ................     125,405       0.19
Building Materials and Garden Supplies .................   1,401,915       2.15
Business Services ......................................   7,853,811      12.06
Chemicals and Allied Products ..........................  12,380,338      19.00
Coal Mining ............................................       4,959       0.01
Communications .........................................   1,261,116       1.94
Depository Institutions ................................   1,588,482       2.44
Eating and Drinking Places .............................     343,281       0.53
Educational Services ...................................     165,305       0.25
Electric, Gas, and Sanitary Services ...................     128,727       0.20
Electronic and Other Electric Equipment ................   8,217,477      12.61
Engineering and Management Services ....................     498,733       0.77
Fabricated Metal Products ..............................     327,098       0.50
Food and Kindred Products ..............................   3,398,639       5.22
Food Stores ............................................     376,896       0.58
Furniture and Fixtures .................................      64,629       0.10
Furniture and Homefurnishings Stores ...................     366,423       0.56
General Building Contractors ...........................      38,660       0.06
General Merchandise Stores .............................   3,167,534       4.86
Health Services ........................................     943,891       1.45
Holding and Other Investment Offices ...................      33,515       0.05
Hotels and Other Lodging Places ........................     103,513       0.16
Industrial Machinery and Equipment .....................   5,387,414       8.27
Instruments and Related Products .......................   2,507,251       3.85
Insurance Agents, Brokers and Service ..................     394,872       0.61
Insurance Carriers .....................................   1,793,989       2.75
Leather and Leather Products ...........................      66,205       0.10
Metal Mining ...........................................     141,660       0.22
Miscellaneous Manufacturing Industries .................     139,626       0.21
Miscellaneous Retail ...................................   1,011,414       1.55
Motion Pictures ........................................       9,415       0.01
Nondepository Institutions .............................   2,588,174       3.97
Nonmetallic Minerals, Except Fuels .....................       3,023       0.01
Oil and Gas Extraction .................................     435,994       0.67
Paper and Allied Products ..............................     181,840       0.28
Personal Services ......................................     197,172       0.30
Petroleum and Coal Products ............................      61,883       0.09
Primary Metal Industries ...............................      36,822       0.06
Printing and Publishing ................................     295,425       0.45
Real Estate ............................................      34,600       0.05
Rubber and Miscellaneous Plastics Products .............      89,292       0.14
Security and Commodity Brokers .........................     377,893       0.58
Stone, Clay, and Glass Products ........................      44,968       0.07
Textile Mill Products ..................................      38,352       0.06
Tobacco Products .......................................     644,068       0.99
Transportation By Air ..................................      91,315       0.14
Transportation Equipment ...............................     802,532       1.23
Transportation Services ................................     133,530       0.20
Trucking and Warehousing ...............................     350,000       0.54
Wholesale Trade-Durable Goods ..........................   2,766,017       4.25
Wholesale Trade-Nondurable Goods .......................     893,843       1.37
                                                         -----------     ------
TOTAL COMMON STOCK (COST $66,322,897) ..................  64,839,906      99.53
                                                         -----------     ------
TOTAL PORTFOLIO (COST $66,322,897) .....................  64,839,906      99.53
OTHER ASSETS & LIABILITIES, NET ........................     309,395       0.47
                                                         -----------     ------
NET ASSETS ............................................. $65,149,301     100.00%
                                                         ===========     ======


    SHARES                                                             VALUE
    ------                                                             -----

COMMON STOCK--99.53%
 AMUSEMENT AND RECREATION SERVICES--0.11%
       1,700        * Harrah's Entertainment, Inc .................. $   60,690
         200          International Speedway Corp (Class A) ........      8,012
                                                                     ----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES            68,702
                                                                     ----------
 APPAREL AND ACCESSORY STORES--0.69%
       1,300        * Abercrombie & Fitch Co (Class A) .............     39,039
         700        * American Eagle Outfitters, Inc ...............     10,163
       1,100        * Chico's FAS, Inc .............................     22,000
         800          Foot Locker, Inc .............................      8,560
       9,500          Gap, Inc .....................................    137,655
       2,500          Limited Brands, Inc ..........................     32,175
       1,200          Ross Stores, Inc .............................     43,380
       8,300          TJX Cos, Inc .................................    146,080
         400          Talbots, Inc .................................     10,296
                                                                     ----------
                      TOTAL APPAREL AND ACCESSORY STORES                449,348
                                                                     ----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.02%
         200        * Columbia Sportswear Co .......................      7,434
         200        * Jones Apparel Group, Inc .....................      5,486
                                                                     ----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS           12,920
                                                                     ----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.19%
         200        * Advance Auto Parts ...........................      9,250
       1,100        * Autozone, Inc ................................     75,581
       1,025        * Carmax, Inc ..................................     14,934
       1,000        * Copart, Inc ..................................      7,680
         500        * O'Reilly Automotive, Inc .....................     13,550
         300        * Sonic Automotive, Inc ........................      4,410
                                                                     ----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS     125,405
                                                                     ----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.15%
         900          Fastenal Co ..................................     25,371
      36,400          Home Depot, Inc ..............................    886,704
      12,000          Lowe's Cos ...................................    489,840
                                                                     ----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES    1,401,915
                                                                     ----------
 BUSINESS SERVICES--12.06%
         800        * Activision, Inc ..............................     11,560
         900        * Acxiom Corp ..................................     15,147
       3,693          Adobe Systems, Inc ...........................    113,855
         500        * Advent Software, Inc .........................      6,085
       1,500        * Affiliated Computer Services, Inc (Class A) ..     66,390
         700        * Alliance Data Systems Corp ...................     11,900
         200        * AMN Healthcare Services, Inc .................      2,196
      31,300        * AOL Time Warner, Inc .........................    339,918
         500          Autodesk, Inc ................................      7,630
       9,600          Automatic Data Processing, Inc ...............    295,584
       5,600        * BEA Systems, Inc .............................     57,064
       1,700        * Bisys Group, Inc .............................     27,744
       2,100        * BMC Software, Inc ............................     31,689
       3,900        * Brocade Communications Systems, Inc ..........     19,032
       4,100        * Cadence Design Systems, Inc ..................     41,000
         600        * Catalina Marketing Corp ......................     11,538
       1,800        * Ceridian Corp ................................     25,164
         400        * Cerner Corp ..................................     12,952
       1,000        * Certegy, Inc .................................     25,200
         500        * Checkfree Corp ...............................     11,240
       1,300        * ChoicePoint, Inc .............................     44,070
       2,400        * Citrix Systems, Inc ..........................     31,584
         900          Computer Associates International, Inc .......     12,294
         200        * Computer Sciences Corp .......................      6,510
       2,294        * Compuware Corp ...............................      7,777
       2,700        * Convergys Corp ...............................     35,640
         800        * CSG Systems International, Inc ...............      6,936
       1,000          Deluxe Corp ..................................     40,130
       1,900        * DST Systems, Inc .............................     51,680


                        SEE NOTES TO FINANCIAL STATEMENTS

74  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
         900        * Dun & Bradstreet Corp ........................ $   34,425
       1,900        * Electronic Arts, Inc .........................    111,416
       6,200          Electronic Data Systems Corp .................    109,120
       2,100          Equifax, Inc .................................     41,979
         800          Fair Isaac Corp ..............................     40,656
      11,800          First Data Corp ..............................    436,718
       2,900        * Fiserv, Inc ..................................     91,292
         400        * Getty Images, Inc ............................     10,984
         600        * GTECH Holdings Corp ..........................     19,596
       1,100          Henry (Jack) & Associates, Inc ...............     11,649
         100        * Hotels.Com (Class A) .........................      5,768
       2,300        * i2 Technologies, Inc .........................      1,691
       3,871          IMS Health, Inc ..............................     60,426
       5,900        * Interpublic Group Of Cos, Inc ................     54,870
       2,900        * Intuit, Inc ..................................    107,880
         600        * Iron Mountain, Inc ...........................     22,950
       1,500        * J.D. Edwards & Co ............................     16,530
       4,400        * Juniper Networks, Inc ........................     35,948
         800        * Lamar Advertising Co .........................     23,480
         800        * Macromedia, Inc ..............................      9,664
         800          Manpower, Inc ................................     23,904
       1,200        * Mercury Interactive Corp .....................     35,616
     138,800          Microsoft Corp ...............................  3,360,348
         500        * National Instruments Corp ....................     17,635
         100        * National Processing, Inc .....................      1,392
       2,400        * Network Associates, Inc ......................     33,144
       2,900          Omnicom Group, Inc ...........................    157,093
      63,800        * Oracle Corp ..................................    692,166
       4,200        * Peoplesoft, Inc ..............................     64,260
       1,000        * Perot Systems Corp (Class A) .................     10,260
         300        * Pixar, Inc ...................................     16,224
       1,200        * RealNetworks, Inc ............................      4,956
         500        * Rent-A-Center, Inc ...........................     27,355
       1,000          Reynolds & Reynolds Co (Class A) .............     25,300
       2,400        * Robert Half International, Inc ...............     31,944
       6,000        * Siebel Systems, Inc ..........................     48,060
      24,300        * Sun Microsystems, Inc ........................     79,218
       4,300        * Sungard Data Systems, Inc ....................     91,590
         700        * Sybase, Inc ..................................      9,065
       2,200        * Symantec Corp ................................     86,196
       1,200        * Synopsys, Inc ................................     51,072
       1,000        * Titan Corp ...................................      7,450
         800        * TMP Worldwide, Inc ...........................      8,584
         600          Total System Services, Inc ...................      9,396
         800        * Unisys Corp ..................................      7,408
         200        * United Rentals, Inc ..........................      1,924
       1,800        * VeriSign, Inc ................................     15,732
       5,400        * Veritas Software Corp ........................     94,932
       1,100          Viad Corp ....................................     23,584
       2,200        * WebMD Corp ...................................     19,844
       1,200        * Westwood One, Inc ............................     37,488
       6,000        * Yahoo!, Inc ..................................    144,120
                                                                     ----------
                      TOTAL BUSINESS SERVICES                         7,853,811
                                                                     ----------
 CHEMICALS AND ALLIED PRODUCTS--19.00%
      24,200          Abbott Laboratories ..........................    910,162
       2,100          Allergan, Inc ................................    143,241
      18,300        * Amgen, Inc ...................................  1,053,165
       1,000        * Andrx Corp ...................................     11,810
       1,100          Avery Dennison Corp ..........................     64,537
         600        * Barr Laboratories, Inc .......................     34,200
       2,300        * Biogen, Inc ..................................     68,908
      11,200          Bristol-Myers Squibb Co ......................    236,656
         100          Cabot Corp ...................................      2,386
         700        * Cephalon, Inc ................................     27,958
         700        * Charles River Laboratories International, Inc      17,864
       1,400        * Chiron Corp ..................................     52,500
         300          Church & Dwight Co, Inc ......................      9,108
       1,300          Clorox Co ....................................     60,021
       7,500          Colgate-Palmolive Co .........................    408,300
         300          Diagnostic Products Corp .....................     11,205
         800          Dial Corp ....................................     15,520
       2,000          Ecolab, Inc ..................................     98,660
       1,200          Estee Lauder Cos (Class A) ...................     36,432
       5,000        * Forest Laboratories, Inc .....................    269,850
       3,100        * Genentech, Inc ...............................    108,531
       2,600        * Genzyme Corp (General Division) ..............     94,770
       2,600        * Gilead Sciences, Inc .........................    109,174
       9,600          Gillette Co ..................................    297,024
         900        * Human Genome Sciences, Inc ...................      7,695
         300          ICN Pharmaceuticals, Inc .....................      2,673
       1,700        * IDEC Pharmaceuticals Corp ....................     58,512
       2,300        * IVAX Corp ....................................     28,175
         500          International Flavors & Fragrances, Inc ......     15,545
         400        * Invitrogen Corp ..............................     12,252
       3,800        * King Pharmaceuticals, Inc ....................     45,334
      13,400          Lilly (Eli) & Co .............................    765,810
         400        * Medicis Pharmaceutical Corp (Class A) ........     22,236
       3,900        * Medimmune, Inc ...............................    128,037
      20,300          Merck & Co, Inc ..............................  1,112,034
       2,500        * Millennium Pharmaceuticals, Inc ..............     19,650
       2,700          Mylan Laboratories, Inc ......................     77,625
      96,800          Pfizer, Inc ..................................  3,016,288
      20,000          Pharmacia Corp ...............................    866,000
      11,900          Procter & Gamble Co ..........................  1,059,695
         300        * Ribapharm, Inc ...............................      1,554
       1,100        * SICOR, Inc ...................................     18,370
       9,100          Schering-Plough Corp .........................    162,253
         100        * Scotts Co (Class A) ..........................      5,180
         200          Sigma-Aldrich Corp ...........................      8,898
         200          Valspar Corp .................................      8,186
         600        * Watson Pharmaceuticals, Inc ..................     17,262
      20,600          Wyeth ........................................    779,092
                                                                     ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS            12,380,338
                                                                     ----------
 COAL MINING--0.01%
         300          Consol Energy, Inc ...........................      4,959
                                                                     ----------
                      TOTAL COAL MINING                                   4,959
                                                                     ----------
 COMMUNICATIONS--1.94%
      17,400        * AT&T Wireless Services, Inc ..................    114,840
         800        * Avaya, Inc ...................................      1,632
       4,000        * Clear Channel Communications, Inc ............    135,680
       1,100        * Comcast Corp .................................     31,449
         900        * Comcast Corp Special .........................     24,741
         200        * Cox Communications, Inc (Class A) ............      6,222
         300        * Cox Radio, Inc (Class A) .....................      6,198
         200        * Cumulus Media, Inc (Class A) .................      2,912
       3,700        * EchoStar Communications Corp (Class A) .......    106,856
         100        * Emmis Communications Corp (Class A) ..........      1,688
         500        * Entercom Communications Corp .................     21,955
         900        * Fox Entertainment Group, Inc (Class A) .......     24,003
         500          Global Payments, Inc .........................     15,260
         600        * Hispanic Broadcasting Corp ...................     12,396
       5,300        * Level 3 Communications, Inc ..................     27,348
         200        * Lin TV Corp (Class A) ........................      4,102
      10,300        * Nextel Communications, Inc (Class A) .........    137,917
         200        * PanAmSat Corp ................................      2,824
      10,500        * Qwest Communications International, Inc ......     36,645
         600        * Radio One, Inc (Class D) .....................      7,944
      11,000        * Sprint Corp (PCS Group) ......................     47,960


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  75

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 COMMUNICATIONS--(CONTINUED)
       2,774        * U.S.A. Interactive, Inc ...................... $   74,315
         100        * UnitedGlobalcom, Inc (Class A) ...............        305
       2,300        * Univision Communications, Inc (Class A) ......     56,373
       9,700        * Viacom, Inc (Class B) ........................    354,244
         300        * West Corp ....................................      5,307
                                                                     ----------
                      TOTAL COMMUNICATIONS                            1,261,116
                                                                     ----------
 DEPOSITORY INSTITUTIONS--2.44%
       3,900          Bank Of New York Co, Inc .....................     79,950
      14,800          Citigroup, Inc ...............................    509,860
         900          Commerce Bancorp, Inc ........................     35,766
       7,900        * Concord EFS, Inc .............................     74,260
       7,900          Fifth Third Bancorp ..........................    396,106
         200          Hudson United Bancorp ........................      6,160
       3,300          Mellon Financial Corp ........................     70,158
         500          New York Community Bancorp, Inc ..............     14,900
         600          North Fork Bancorp, Inc ......................     17,670
       1,500          Northern Trust Corp ..........................     45,675
         300          Provident Financial Group, Inc ...............      6,369
         100        * Silicon Valley Bancshares ....................      1,819
       3,400          State Street Corp ............................    107,542
       4,600          Synovus Financial Corp .......................     82,294
         700          TCF Financial Corp ...........................     28,028
       2,400          Wells Fargo & Co .............................    107,976
         100          Westamerica Bancorp ..........................      3,949
                                                                     ----------
                      TOTAL DEPOSITORY INSTITUTIONS                   1,588,482
                                                                     ----------
 EATING AND DRINKING PLACES--0.53%
         900          Applebee's International, Inc ................     25,236
         500        * Aramark Corp (Class B) .......................     11,450
       1,400        * Brinker International, Inc ...................     42,700
         100          CBRL Group, Inc ..............................      2,745
         400        * CEC Entertainment, Inc .......................     10,884
       2,700          Darden Restaurants, Inc ......................     48,195
         600        * Krispy Kreme Doughnuts, Inc ..................     20,316
         500          Outback Steakhouse, Inc ......................     17,690
       1,000          Ruby Tuesday, Inc ............................     20,400
         800        * The Cheesecake Factory, Inc ..................     25,816
       1,100          Wendy's International, Inc ...................     30,261
       3,600        * Yum! Brands, Inc .............................     87,588
                                                                     ----------
                      TOTAL EATING AND DRINKING PLACES                  343,281
                                                                     ----------
 EDUCATIONAL SERVICES--0.25%
       1,800        * Apollo Group, Inc (Class A) ..................     89,820
         200        * Apollo Group, Inc (University Of Phoenix Online)    8,530
         700        * Career Education Corp ........................     34,244
         900        * DeVry, Inc ...................................     16,803
         400        * Education Management Corp ....................     15,908
                                                                     ----------
                      TOTAL EDUCATIONAL SERVICES                        165,305
                                                                     ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.20%
       2,500        * AES Corp .....................................      9,050
       1,700        * Allied Waste Industries, Inc .................     13,583
       1,600        * Calpine Corp .................................      5,280
       2,000        * Citizens Communications Co ...................     19,960
         900          Kinder Morgan, Inc ...........................     40,500
       1,000        * Mirant Corp ..................................      1,600
       1,700          Waste Management, Inc ........................     36,006
         600          Williams Cos, Inc ............................      2,748
                                                                     ----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        128,727
                                                                     ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--12.61%
       5,000        * ADC Telecommunications, Inc ..................     10,300
         700        * Advanced Fibre Communications, Inc ...........     10,598
       1,600        * Advanced Micro Devices, Inc ..................      9,888
      14,000        * Agere Systems, Inc (Class B) .................     21,000
       5,900        * Altera Corp ..................................     79,886
         300        * American Power Conversion Corp ...............      4,272
         900        * Amkor Technology, Inc ........................      4,653
         300        * Amphenol Corp (Class A) ......................     12,225
       5,600        * Analog Devices, Inc ..........................    154,000
       2,300        * Applied Micro Circuits Corp ..................      7,498
       4,400        * Atmel Corp ...................................      7,040
       1,600        * Broadcom Corp (Class A) ......................     19,760
       3,400        * CIENA Corp ...................................     14,858
       1,400        * Comverse Technology, Inc .....................     15,834
       2,200        * Conexant Systems, Inc ........................      3,278
       1,400        * Cypress Semiconductor Corp ...................      9,660
         200        * Energizer Holdings, Inc ......................      5,098
       1,700        * Fairchild Semiconductor International, Inc
                      (Class A) ....................................     17,782
       1,800        * Gemstar-TV Guide International, Inc ..........      6,604
     154,200          General Electric Co ..........................  3,932,100
         400          Harman International Industries, Inc .........     23,428
         500          Harris Corp ..................................     13,885
         700        * Integrated Circuit Systems, Inc ..............     15,190
         800        * Integrated Device Technology, Inc ............      6,352
     103,600          Intel Corp ...................................  1,686,608
         800        * International Rectifier Corp .................     15,736
       1,200        * Intersil Corp (Class A) ......................     18,672
       9,400        * JDS Uniphase Corp ............................     26,790
       2,200        * Jabil Circuit, Inc ...........................     38,500
       1,000        * L-3 Communications Holdings, Inc .............     40,170
       2,800        * LSI Logic Corp ...............................     12,656
       4,900          Linear Technology Corp .......................    151,263
       5,000          Maxim Integrated Products, Inc ...............    180,600
       1,200          Maytag Corp ..................................     22,836
       1,000        * Micrel, Inc ..................................      9,220
       3,100          Microchip Technology, Inc ....................     61,690
       4,300        * Micron Technology, Inc .......................     35,002
       1,700          Molex, Inc ...................................     36,516
      23,200          Motorola, Inc ................................    191,632
       2,300        * National Semiconductor Corp ..................     39,192
       2,100        * Novellus Systems, Inc ........................     57,267
       2,000        * Nvidia Corp ..................................     25,700
       2,600        * PMC-Sierra, Inc ..............................     15,470
       1,200        * Polycom, Inc .................................      9,696
       1,400        * QLogic Corp ..................................     51,996
      11,900          Qualcomm, Inc ................................    429,114
       2,400        * RF Micro Devices, Inc ........................     14,470
         300          Rockwell Collins, Inc ........................      5,511
       4,300        * Sanmina-SCI Corp .............................     17,372
         900        * Semtech Corp .................................     13,635
       2,900        * Tellabs, Inc .................................     16,791
      26,900          Texas Instruments, Inc .......................    440,353
       1,000        * Utstarcom, Inc ...............................     19,990
         600        * Vishay Intertechnology, Inc ..................      6,108
       5,200        * Xilinx, Inc ..................................    121,732
                                                                     ----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   8,217,477
                                                                     ----------
 ENGINEERING AND MANAGEMENT SERVICES--0.77%
         800        * Affymetrix, Inc ..............................     20,800
       2,600        * BearingPoint, Inc ............................     16,562
       1,200        * Celgene Corp .................................     31,296
         200          Fluor Corp ...................................      6,736
       3,300          Halliburton Co ...............................     68,409
         500        * Jacobs Engineering Group, Inc ................     21,005
       2,000          Moody's Corp .................................     92,460
       5,100          Paychex, Inc .................................    140,097
         700        * Pharmaceutical Product Development, Inc ......     18,796
       1,200        * Quest Diagnostics, Inc .......................     71,628
         900        * Quintiles Transnational Corp .................     10,944
                                                                     ----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         498,733
                                                                     ----------


                       SEE NOTES TO FINANCIAL STATEMENTS

76  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FABRICATED METAL PRODUCTS--0.50%
         500        * Alliant Techsystems, Inc ..................... $   27,005
         200          Ball Corp ....................................     11,140
       1,700          Danaher Corp .................................    111,792
       1,600          Illinois Tool Works, Inc .....................     93,040
       3,400          Masco Corp ...................................     63,308
         400        * Shaw Group, Inc ..............................      4,020
         700          Stanley Works ................................     16,793
                                                                     ----------
                      TOTAL FABRICATED METAL PRODUCTS                   327,098
                                                                     ----------
 FOOD AND KINDRED PRODUCTS--5.22%
       9,100          Anheuser-Busch Cos, Inc ......................    424,151
      26,800          Coca-Cola Co .................................  1,084,864
       3,400          Coca-Cola Enterprises, Inc ...................     63,546
         500        * Constellation Brands, Inc (Class A) ..........     11,350
       1,161        * Del Monte Foods Co ...........................      8,661
         300          Dreyer's Grand Ice Cream, Inc ................     20,796
       4,000          General Mills, Inc ...........................    182,200
       2,600          H.J. Heinz Co ................................     75,920
         700          Hershey Foods Corp ...........................     43,862
       2,000          Kellogg Co ...................................     61,300
       1,100          Kraft Foods, Inc (Class A) ...................     31,020
       1,100          McCormick & Co, Inc (Non-Vote) ...............     26,554
       2,700          Pepsi Bottling Group, Inc ....................     48,411
      27,400          PepsiCo, Inc .................................  1,096,000
       6,000          Sara Lee Corp ................................    112,200
         412          Tootsie Roll Industries, Inc .................     11,754
       1,700          Wrigley (Wm.) Jr Co ..........................     96,050
                                                                     ----------
                      TOTAL FOOD AND KINDRED PRODUCTS                 3,398,639
                                                                     ----------
 FOOD STORES--0.58%
       9,400        * Kroger Co ....................................    123,610
       3,000        * Safeway, Inc .................................     56,790
       5,900        * Starbucks Corp ...............................    151,984
         800        * Whole Foods Market, Inc ......................     44,512
                                                                     ----------
                      TOTAL FOOD STORES                                 376,896
                                                                     ----------
 FURNITURE AND FIXTURES--0.10%
         300          Ethan Allen Interiors, Inc ...................      8,829
         500        * Furniture Brands International, Inc ..........      9,780
         100          HON Industries, Inc ..........................      2,850
       1,200          Herman Miller, Inc ...........................     19,320
         100          La-Z-Boy, Inc ................................      1,728
         900          Leggett & Platt, Inc .........................     16,452
         200          Newell Rubbermaid, Inc .......................      5,670
                                                                     ----------
                      TOTAL FURNITURE AND FIXTURES                       64,629
                                                                     ----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.56%
       4,500        * Bed Bath & Beyond, Inc .......................    155,430
       4,000        * Best Buy Co, Inc .............................    107,880
         400          Circuit City Stores, Inc (Circuit City Group)       2,080
         200        * Gamestop Corp ................................      2,400
         500          Pier 1 Imports, Inc ..........................      7,930
       2,700          RadioShack Corp ..............................     60,183
       1,400        * Williams-Sonoma, Inc .........................     30,520
                                                                     ----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        366,423
                                                                     ----------
 GENERAL BUILDING CONTRACTORS--0.06%
         300          D.R. Horton, Inc .............................      5,760
         100        * NVR, Inc .....................................     32,900
                                                                     ----------
                      TOTAL GENERAL BUILDING CONTRACTORS                 38,660
                                                                     ----------
 GENERAL MERCHANDISE STORES--4.86%
         600        * 99 Cents Only Stores .........................     15,300
       1,100        * BJ's Wholesale Club, Inc .....................     12,430
       1,000        * Big Lots, Inc ................................     11,250
       3,500        * Costco Wholesale Corp ........................    105,105
       4,300          Dollar General Corp ..........................     52,503
       1,700        * Dollar Tree Stores, Inc ......................     33,830
       2,500          Family Dollar Stores, Inc ....................     77,200
       4,500        * Kohl's Corp ..................................    254,610
      14,000          Target Corp ..................................    409,640
      42,200          Wal-Mart Stores, Inc .........................  2,195,666
                                                                     ----------
                      TOTAL GENERAL MERCHANDISE STORES                3,167,534
                                                                     ----------
 HEALTH SERVICES--1.45%
         700        * Accredo Health, Inc ..........................     17,037
       3,700        * Caremark Rx, Inc .............................     67,155
         600        * Community Health Systems, Inc ................     12,294
         300        * Coventry Health Care, Inc ....................      9,870
         900        * DaVita, Inc ..................................     18,657
       1,000        * Express Scripts, Inc .........................     55,680
       1,500        * First Health Group Corp ......................     38,160
       7,600          HCA, Inc .....................................    314,336
       3,700          Health Management Associates, Inc (Class A) ..     70,300
         400        * Healthsouth Corp .............................         34
       2,200        * Laboratory Corp Of America Holdings ..........     65,230
         600        * LifePoint Hospitals, Inc .....................     15,066
       1,700        * Lincare Holdings, Inc ........................     52,173
         600        * Manor Care, Inc ..............................     11,538
         700        * Orthodontic Centers Of America, Inc ..........      3,647
         600        * Renal Care Group, Inc ........................     18,708
       7,500        * Tenet Healthcare Corp ........................    125,250
         600        * Triad Hospitals, Inc .........................     16,140
         800        * Universal Health Services, Inc (Class B) .....     32,616
                                                                     ----------
                      TOTAL HEALTH SERVICES                             943,891
                                                                     ----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.05%
       1,260          Allied Capital Corp ..........................     25,175
         100          Greater Bay Bancorp ..........................      1,430
         200          Rouse Co .....................................      6,910
                                                                     ----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES         33,515
                                                                     ----------
 HOTELS AND OTHER LODGING PLACES--0.16%
         200        * Extended Stay America, Inc ...................      2,020
       1,000          Hilton Hotels Corp ...........................     11,610
         100        * MGM Mirage ...................................      2,925
         100        * Mandalay Resort Group ........................      2,756
       1,600          Marriott International, Inc (Class A) ........     50,896
       1,400          Starwood Hotels & Resorts Worldwide, Inc .....     33,306
                                                                     ----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             103,513
                                                                     ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--8.27%
       4,300          3M Co ........................................    559,129
         600        * AGCO Corp ....................................      9,660
         800        * Adaptec, Inc .................................      4,824
         800        * American Standard Cos, Inc ...................     55,016
      25,400        * Applied Materials, Inc .......................    319,532
       4,900          Baker Hughes, Inc ............................    146,657
       1,200          Black & Decker Corp ..........................     41,832
         900        * CDW Computer Centers, Inc ....................     36,720
     113,400        * Cisco Systems, Inc ...........................  1,471,932
         700        * Cooper Cameron Corp ..........................     34,657
         500        * Cymer, Inc ...................................     11,825
      35,000        * Dell Computer Corp ...........................    955,850
         400          Donaldson Co, Inc ............................     14,632
      19,300        * EMC Corp .....................................    139,539
       1,000        * Emulex Corp ..................................     19,150
         100        * FMC Technologies, Inc ........................      1,920
         700        * Flowserve Corp ...............................      8,155
         700          Graco, Inc ...................................     19,670
       1,400        * Grant Prideco, Inc ...........................     16,884
         100          ITT Industries, Inc ..........................      5,341
      12,300          International Business Machines Corp .........    964,689
       1,400        * International Game Technology ................    114,660
       2,000        * Lam Research Corp ............................     22,778
       2,000        * Lexmark International, Inc ...................    133,900
         800        * National-Oilwell, Inc ........................     17,912


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  77

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       4,600        * Network Appliance, Inc ....................... $   51,474
         100          Pall Corp ....................................      2,000
       2,300          Pitney Bowes, Inc ............................     73,416
         500        * SPX Corp .....................................     17,080
       1,600        * Smith International, Inc .....................     56,368
       6,400        * Solectron Corp ...............................     19,328
         300        * Storage Technology Corp ......................      6,066
       1,800          Symbol Technologies, Inc .....................     15,498
         300        * Zebra Technologies Corp (Class A) ............     19,320
                                                                     ----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        5,387,414
                                                                     ----------
 INSTRUMENTS AND RELATED PRODUCTS--3.85%
       3,400        * Agilent Technologies, Inc ....................     44,710
       3,100          Applera Corp (Applied Biosystems Group) ......     49,073
       9,300          Baxter International, Inc ....................    173,352
         900          Beckman Coulter, Inc .........................     30,627
         600          Becton Dickinson & Co ........................     20,664
       4,100          Biomet, Inc ..................................    125,665
       4,900        * Boston Scientific Corp .......................    199,724
       1,900        * Cytyc Corp ...................................     24,795
       1,100          Dentsply International, Inc ..................     38,269
         600        * Edwards Lifesciences Corp ....................     16,440
         800        * Fisher Scientific International, Inc .........     22,368
       4,700          Guidant Corp .................................    170,140
       2,900        * KLA-Tencor Corp ..............................    104,232
         300        * MKS Instruments, Inc .........................      3,750
      18,800          Medtronic, Inc ...............................    848,256
         500        * Mettler-Toledo International, Inc ............     14,895
         700        * Millipore Corp ...............................     22,890
         700          PerkinElmer, Inc .............................      6,223
       2,700        * St. Jude Medical, Inc ........................    131,625
       1,000        * Steris Corp ..................................     26,160
       2,100          Stryker Corp .................................    144,165
         200        * Tektronix, Inc ...............................      3,430
         100          Teleflex, Inc ................................      3,570
       2,200        * Teradyne, Inc ................................     25,608
         800        * Thermo Electron Corp .........................     14,480
       1,000        * Varian Medical Systems, Inc ..................     53,930
       2,000        * Waters Corp ..................................     42,320
       3,000        * Zimmer Holdings, Inc .........................    145,890
                                                                     ----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          2,507,251
                                                                     ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.61%
         700          Brown & Brown, Inc ...........................     21,917
       1,300          Gallagher (Arthur J.) & Co ...................     31,915
       8,000          Marsh & McLennan Cos, Inc ....................    341,040
                                                                     ----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       394,872
                                                                     ----------
 INSURANCE CARRIERS--2.75%
       1,100        * AdvancePCS ...................................     31,174
       3,900          Aflac, Inc ...................................    124,995
         100          Ambac Financial Group, Inc ...................      5,052
      15,600          American International Group, Inc ............    771,420
       1,800        * Anthem, Inc ..................................    119,250
         100          HCC Insurance Holdings, Inc ..................      2,556
         300        * Health Net, Inc ..............................      8,031
         700        * Mid Atlantic Medical Services, Inc ...........     28,385
       1,400        * Oxford Health Plans, Inc .....................     42,504
       1,800          Progressive Corp .............................    106,758
       4,200          UnitedHealth Group, Inc ......................    385,014
       2,200        * Wellpoint Health Networks, Inc ...............    168,850
                                                                     ----------
                      TOTAL INSURANCE CARRIERS                        1,793,989
                                                                     ----------
 LEATHER AND LEATHER PRODUCTS--0.10%
       1,400        * Coach, Inc ...................................     53,662
         300        * Timberland Co (Class A) ......................     12,543
                                                                     ----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 66,205
                                                                     ----------
 METAL MINING--0.22%
       1,100          Freeport-McMoRan Copper & Gold, Inc (Class A)      18,755
       4,700          Newmont Mining Corp ..........................    122,905
                                                                     ----------
                      TOTAL METAL MINING                                141,660
                                                                     ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.21%
         200          Callaway Golf Co .............................      2,376
       6,100          Mattel, Inc ..................................    137,250
                                                                     ----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      139,626
                                                                     ----------
 MISCELLANEOUS RETAIL--1.55%
       2,900        * Amazon.Com, Inc ..............................     75,487
         200        * Barnes & Noble, Inc ..........................      3,798
         100        * Borders Group, Inc ...........................      1,470
       2,339        * eBay, Inc ....................................    199,493
       1,000        * Michaels Stores, Inc .........................     25,010
         300        * MSC Industrial Direct Co (Class A) ...........      4,797
         700          Omnicare, Inc ................................     19,047
         200        * Petco Animal Supplies, Inc ...................      3,770
       2,100        * Petsmart, Inc ................................     26,460
       2,500        * Rite Aid Corp ................................      5,600
       7,200        * Staples, Inc .................................    131,976
       1,700          Tiffany & Co .................................     42,500
      15,900          Walgreen Co ..................................    468,732
         100        * Zale Corp ....................................      3,274
                                                                     ----------
                      TOTAL MISCELLANEOUS RETAIL                      1,011,414
                                                                     ----------
 MOTION PICTURES--0.01%
         200          Blockbuster, Inc (Class A) ...................      3,420
         400        * Metro-Goldwyn-Mayer, Inc .....................      4,200
         100          Regal Entertainment Group (Class A) ..........      1,795
                                                                     ----------
                      TOTAL MOTION PICTURES                               9,415
                                                                     ----------
 NONDEPOSITORY INSTITUTIONS--3.97%
       1,800        * AmeriCredit Corp .............................      5,940
      11,400          American Express Co ..........................    378,822
       3,200          Capital One Financial Corp ...................     96,032
         700          Doral Financial Corp .........................     24,745
      15,400          Fannie Mae ...................................  1,006,390
      10,000          Freddie Mac ..................................    531,000
       1,200          Household International, Inc .................     32,813
      16,400          MBNA Corp ....................................    246,820
       1,600        * Providian Financial Corp .....................     10,496
       2,300          SLM Corp .....................................    255,116
                                                                     ----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                2,588,174
                                                                     ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.01%
         100          Vulcan Materials Co ..........................      3,023
                                                                     ----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS            3,023
                                                                     ----------
 OIL AND GAS EXTRACTION--0.67%
       1,800          Anadarko Petroleum Corp ......................     81,900
       2,400        * BJ Services Co ...............................     82,536
         700          Burlington Resources, Inc ....................     33,397
         300        * Cimarex Energy Co ............................      5,835
         600          Diamond Offshore Drilling, Inc ...............     11,646
       1,900          ENSCO International, Inc .....................     48,469
         200        * Forest Oil Corp ..............................      4,460
         400        * Newfield Exploration Co ......................     13,556
         500          Noble Energy, Inc ............................     17,145
       1,900          Ocean Energy, Inc ............................     38,000
       1,000        * Patterson-UTI Energy, Inc ....................     32,360
         300        * Pioneer Natural Resources Co .................      7,530
         100          Pogo Producing Co ............................      3,977
         800        * Pride International, Inc .....................     10,792
         800          Rowan Cos, Inc ...............................     15,728
         400          Tidewater, Inc ...............................     11,488
         800        * Varco International, Inc .....................     14,648


                        SEE NOTES TO FINANCIAL STATEMENTS

78  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

 OIL AND GAS EXTRACTION--(CONTINUED)
         133          XTO Energy, Inc ............................. $     2,527
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                      435,994
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.28%
       4,000          Kimberly-Clark Corp .........................     181,840
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   181,840
                                                                    -----------
 PERSONAL SERVICES--0.30%
       1,800          Cintas Corp .................................      59,220
       2,800          H & R Block, Inc ............................     119,532
         400        * Weight Watchers International, Inc ..........      18,420
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           197,172
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.09%
         500          Amerada Hess Corp ...........................      22,130
         900          Murphy Oil Corp .............................      39,753
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                  61,883
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.06%
       1,900          Alcoa, Inc ..................................      36,822
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                     36,822
                                                                    -----------
 PRINTING AND PUBLISHING--0.45%
         500          Dow Jones & Co, Inc .........................      17,720
         700          Harte-Hanks, Inc ............................      13,370
       2,500          McGraw-Hill Cos, Inc ........................     138,975
         100          Meredith Corp ...............................       3,818
       1,400          New York Times Co (Class A) .................      60,410
         300          R.R. Donnelley & Sons Co ....................       5,496
         400          Reader's Digest Association, Inc (Class A) ..       4,084
         200        * Scholastic Corp .............................       5,380
         400          Scripps (E.W.) Co (Class A) .................      30,296
         700          Wiley (John) & Sons, Inc (Class A) ..........      15,876
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     295,425
                                                                    -----------
 REAL ESTATE--0.05%
       1,000        * Catellus Development Corp ...................      21,000
         500          St. Joe Co ..................................      13,600
                                                                    -----------
                      TOTAL REAL ESTATE                                  34,600
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.14%
         800          Nike, Inc (Class B) .........................      41,136
       1,200        * Sealed Air Corp .............................      48,156
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS   89,292
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--0.58%
         300        * Affiliated Managers Group, Inc ..............      12,471
         300        * Blackrock, Inc ..............................      13,062
      16,900          Charles Schwab Corp .........................     122,018
       2,000        * E*trade Group, Inc ..........................       8,420
         900          Eaton Vance Corp ............................      24,057
       1,300          Federated Investors, Inc (Class B) ..........      33,085
         800        * Investment Technology Group, Inc ............      11,176
       1,000          Investors Financial Services Corp ...........      24,350
         400          Janus Capital Group, Inc ....................       4,556
         100          LaBranche & Co, Inc .........................       1,838
         600          Legg Mason, Inc .............................      29,244
         800          Neuberger Berman, Inc .......................      22,584
         300          Nuveen Investments, Inc .....................       6,705
       1,200          SEI Investments Co ..........................      31,440
         500          T Rowe Price Group, Inc .....................      13,560
       1,100          Waddell & Reed Financial, Inc (Class A) .....      19,327
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              377,893
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.07%
       7,700        * Corning, Inc ................................      44,968
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS              44,968
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.06%
         800        * Mohawk Industries, Inc ......................      38,352
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                        38,352
                                                                    -----------
 TOBACCO PRODUCTS--0.99%
      20,300          Altria Group, Inc ...........................     608,188
       1,300          UST, Inc ....................................      35,880
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            644,068
                                                                    -----------
 TRANSPORTATION BY AIR--0.14%
         500          Skywest, Inc ................................       5,155
       6,000          Southwest Airlines Co .......................      86,160
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                        91,315
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.23%
         100          ArvinMeritor, Inc ...........................       1,399
       7,900          Boeing Co ...................................     197,974
         700          General Dynamics Corp .......................      38,549
       7,700        * General Motors Corp (Class H) ...............      86,240
       1,200        * Gentex Corp .................................      30,528
       4,700          Harley-Davidson, Inc ........................     186,637
       1,100          Honeywell International, Inc ................      23,496
       1,300          Lockheed Martin Corp ........................      61,815
         400          Polaris Industries, Inc .....................      19,888
       2,700          United Technologies Corp ....................     156,006
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    802,532
                                                                    -----------
 TRANSPORTATION SERVICES--0.20%
       1,000          C.H. Robinson Worldwide, Inc ................      32,700
         300        * Expedia, Inc ................................      15,498
       1,400          Expeditors International Of Washington, Inc .      50,330
       2,200        * Sabre Holdings Corp .........................      35,002
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                     133,530
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.54%
         500        * Swift Transportation Co, Inc ................       8,000
       6,000          United Parcel Service, Inc (Class B) ........     342,000
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    350,000
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--4.25%
         800        * Apogent Technologies, Inc ...................      11,664
         400        * Arrow Electronics, Inc ......................       5,880
         400        * Ingram Micro, Inc (Class A) .................       4,412
      46,700          Johnson & Johnson ...........................   2,702,529
         800        * Patterson Dental Co .........................      36,744
         200        * Tech Data Corp ..............................       4,788
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             2,766,017
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.37%
       1,300          AmerisourceBergen Corp ......................      68,250
         500          Brown-Forman Corp (Class B) .................      38,450
       7,100          Cardinal Health, Inc ........................     404,487
         400        * Henry Schein, Inc ...........................      18,040
       3,500          McKesson Corp ...............................      87,255
         500        * Performance Food Group Co ...................      15,329
      10,300          Sysco Corp ..................................     262,032
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            893,843
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $66,322,897)                            64,839,906
                                                                    -----------
                      TOTAL PORTFOLIO--99.53%
                       (COST $66,322,897)                            64,839,906
                      OTHER ASSETS & LIABILITIES, NET--0.47%            309,395
                                                                    -----------
                      NET ASSETS--100.00%                           $65,149,301
                                                                    ===========

----------
*  Non-income producing


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  79

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................... $    35,484       0.04%
Apparel and Accessory Stores ...........................     146,124       0.15
Apparel and Other Textile Products .....................     254,888       0.26
Auto Repair, Services and Parking ......................      28,714       0.03
Automotive Dealers and Service Stations ................      80,466       0.08
Business Services ......................................   1,929,296       1.97
Chemicals and Allied Products ..........................   7,636,310       7.79
Coal Mining ............................................      16,734       0.02
Communications .........................................   9,479,440       9.67
Depository Institutions ................................  18,981,263      19.36
Eating and Drinking Places .............................     587,504       0.60
Electric, Gas, and Sanitary Services ...................   6,606,459       6.74
Electronic and Other Electric Equipment ................   1,525,854       1.56
Engineering and Management Services ....................     380,425       0.39
Fabricated Metal Products ..............................     617,239       0.63
Food and Kindred Products ..............................   2,406,463       2.45
Food Stores ............................................     369,252       0.38
Forestry ...............................................     253,499       0.26
Furniture and Fixtures .................................     604,425       0.62
Furniture and Homefurnishings Stores ...................      49,976       0.05
General Building Contractors ...........................     376,696       0.38
General Merchandise Stores .............................     826,725       0.84
Health Services ........................................      85,889       0.09
Holding and Other Investment Offices ...................   3,384,267       3.45
Hotels and Other Lodging Places ........................     346,219       0.35
Industrial Machinery and Equipment .....................   5,354,852       5.46
Instruments and Related Products .......................   1,125,027       1.15
Insurance Agents, Brokers and Service ..................     174,728       0.18
Insurance Carriers .....................................   6,924,801       7.06
Lumber and Wood Products ...............................     115,632       0.12
Metal Mining ...........................................      89,128       0.09
Miscellaneous Manufacturing Industries .................      82,920       0.08
Miscellaneous Retail ...................................     466,626       0.48
Motion Pictures ........................................   1,510,215       1.54
Nondepository Institutions .............................     892,857       0.91
Nonmetallic Minerals, Except Fuels .....................      69,529       0.07
Oil and Gas Extraction .................................   1,996,806       2.04
Paper and Allied Products ..............................   1,199,227       1.22
Petroleum and Coal Products ............................   8,903,312       9.08
Primary Metal Industries ...............................     575,060       0.59
Printing and Publishing ................................   1,269,433       1.29
Railroad Transportation ................................     916,728       0.93
Real Estate ............................................      31,368       0.03
Rubber and Miscellaneous Plastics Products .............     140,920       0.14
Security and Commodity Brokers .........................   3,127,948       3.19
Stone, Clay, and Glass Products ........................     141,672       0.14
Tobacco Products .......................................     763,430       0.78
Transportation By Air ..................................     604,893       0.62
Transportation Equipment ...............................   3,502,657       3.57
Transportation Services ................................      14,480       0.01
Trucking and Warehousing ...............................      44,695       0.05
Wholesale Trade-Durable Goods ..........................     283,280       0.29
Wholesale Trade-Nondurable Goods .......................     130,306       0.13
                                                         -----------     ------
TOTAL COMMON STOCK ($101,468,426) ......................  97,462,141      99.40
                                                         -----------     ------
TOTAL PORTFOLIO ($101,468,426) .........................  97,462,141      99.40
OTHER ASSETS & LIABILITIES, NET ........................     589,177       0.60
                                                         -----------     ------
NET ASSETS ............................................. $98,051,318     100.00%
                                                         ===========     ======


    SHARES                                                           VALUE
     -----                                                           -----

COMMON STOCK--99.40%
 AMUSEMENT AND RECREATION SERVICES--0.04%
         200        * Harrah's Entertainment, Inc ............... $    7,140
         400          International Speedway Corp (Class A) .....     16,024
       2,200        * Six Flags, Inc ............................     12,320
                                                                  ----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES         35,484
                                                                  ----------
 APPAREL AND ACCESSORY STORES--0.15%
         100        * American Eagle Outfitters, Inc ............      1,452
       2,100          Foot Locker, Inc ..........................     22,470
       6,400          Limited Brands, Inc .......................     82,368
       2,300          Nordstrom, Inc ............................     37,260
         100          Talbots, Inc ..............................      2,574
                                                                  ----------
                      TOTAL APPAREL AND ACCESSORY STORES             146,124
                                                                  ----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.26%
       2,700        * Jones Apparel Group, Inc ..................     74,061
       2,700          Liz Claiborne, Inc ........................     83,484
         800        * Polo Ralph Lauren Corp ....................     18,320
       2,100          VF Corp ...................................     79,023
                                                                  ----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS       254,888
                                                                  ----------
 AUTO REPAIR, SERVICES AND PARKING--0.03%
       1,400          Ryder System, Inc .........................     28,714
                                                                  ----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING         28,714
                                                                  ----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.08%
       4,900        * Autonation, Inc ...........................     62,475
         847        * Carmax, Inc ...............................     12,341
         100        * O'Reilly Automotive, Inc ..................      2,710
         200        * Sonic Automotive, Inc .....................      2,940
                                                                  ----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS   80,466
                                                                  ----------
 BUSINESS SERVICES--1.97%
       8,700        * 3Com Corp .................................     42,891
         500        * Acxiom Corp ...............................      8,415
         300        * Alliance Data Systems Corp ................      5,100
      56,400        * AOL Time Warner, Inc ......................    612,504
       2,100          Autodesk, Inc .............................     32,046
       2,700        * BMC Software, Inc .........................     40,743
      27,100        * Cendant Corp ..............................    344,170
         800        * Ceridian Corp .............................     11,184
         800        * Checkfree Corp ............................     17,984
         500        * Citrix Systems, Inc .......................      6,580
       9,900          Computer Associates International, Inc ....    135,234
       3,700        * Computer Sciences Corp ....................    120,435
       4,500        * Compuware Corp ............................     15,255
         400        * Dun & Bradstreet Corp .....................     15,300
       1,900          Electronic Data Systems Corp ..............     33,440
         300          Equifax, Inc ..............................      5,997
         100        * Getty Images, Inc .........................      2,746
         500        * GTECH Holdings Corp .......................     16,330
       3,400        * i2 Technologies, Inc ......................      2,499
         800        * Interactive Data Corp .....................     11,208
         500        * Iron Mountain, Inc ........................     19,125
         900        * Juniper Networks, Inc .....................      7,353
         600        * Lamar Advertising Co ......................     17,610
         300        * Macromedia, Inc ...........................      3,624
         600          Manpower, Inc .............................     17,928
       2,100        * NCR Corp ..................................     38,514
         100        * Perot Systems Corp (Class A) ..............      1,026
       1,300          Pittston Brink's Group ....................     18,018
         200        * RealNetworks, Inc .........................        826
         100        * Rent-A-Center, Inc ........................      5,471
      41,400        * Sun Microsystems, Inc .....................    134,964
       1,200        * Sybase, Inc ...............................     15,540
         100        * Titan Corp ................................        745
         700        * TMP Worldwide, Inc ........................      7,511


                        SEE NOTES TO FINANCIAL STATEMENTS

80  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
     -----                                                              -----

 BUSINESS SERVICES--(CONTINUED)
       6,700        * Unisys Corp .................................. $   62,042
       1,100        * United Rentals, Inc ..........................     10,582
       2,700        * VeriSign, Inc ................................     23,598
       1,400        * Veritas Software Corp ........................     24,612
         400          Viad Corp ....................................      8,576
       3,500        * WebMD Corp ...................................     31,570
                                                                     ----------
                      TOTAL BUSINESS SERVICES                         1,929,296
                                                                     ----------
 CHEMICALS AND ALLIED PRODUCTS--7.79%
       5,700          Air Products & Chemicals, Inc ................    236,151
         700          Albemarle Corp ...............................     17,045
         800          Alberto-Culver Co (Class B) ..................     39,424
         700          Avery Dennison Corp ..........................     41,069
       5,900          Avon Products, Inc ...........................    336,595
      30,400          Bristol-Myers Squibb Co ......................    642,352
       1,300          Cabot Corp ...................................     31,018
         400          Church & Dwight Co, Inc ......................     12,144
       2,100          Clorox Co ....................................     96,957
       1,600          Colgate-Palmolive Co .........................     87,104
       1,100          Dial Corp ....................................     21,340
      22,600          Dow Chemical Co ..............................    623,986
      24,800          Du Pont (E.I.) de Nemours & Co ...............    963,728
       1,900          Eastman Chemical Co ..........................     55,081
         700          Estee Lauder Cos (Class A) ...................     21,252
         500        * Genentech, Inc ...............................     17,505
         700        * Genzyme Corp (General Division) ..............     25,515
      10,800          Gillette Co ..................................    334,152
       1,500        * Human Genome Sciences, Inc ...................     12,825
       1,500          ICN Pharmaceuticals, Inc .....................     13,365
       1,300        * ICOS Corp ....................................     24,323
       2,600          IMC Global, Inc ..............................     25,012
       1,000          International Flavors & Fragrances, Inc ......     31,090
         700        * Invitrogen Corp ..............................     21,441
       2,500          Lilly (Eli) & Co .............................    142,875
         200        * Medicis Pharmaceutical Corp (Class A) ........     11,118
      23,800          Merck & Co, Inc ..............................  1,303,764
       3,000        * Millennium Pharmaceuticals, Inc ..............     23,580
         300          Mylan Laboratories, Inc ......................      8,625
         600        * OM Group, Inc ................................      5,250
       4,200          PPG Industries, Inc ..........................    189,336
       4,100          Praxair, Inc .................................    231,035
      13,200          Procter & Gamble Co ..........................  1,175,460
       2,800          RPM International, Inc .......................     29,400
         100        * Ribapharm, Inc ...............................        518
       3,900          Rohm & Haas Co ...............................    116,142
         200        * SICOR, Inc ...................................      3,340
      21,900          Schering-Plough Corp .........................    390,477
         400        * Scotts Co (Class A) ..........................     20,720
       3,200          Sherwin-Williams Co ..........................     84,576
       1,500          Sigma-Aldrich Corp ...........................     66,735
         900          Valspar Corp .................................     36,837
       1,800        * Vertex Pharmaceuticals, Inc ..................     20,016
       1,600        * Watson Pharmaceuticals, Inc ..................     46,032
                                                                     ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             7,636,310
                                                                     ----------
 COAL MINING--0.02%
         600          Peabody Energy Corp ..........................     16,734
                                                                     ----------
                      TOTAL COAL MINING                                  16,734
                                                                     ----------
 COMMUNICATIONS--9.67%
       7,700          Alltel Corp ..................................    344,652
      18,980          AT&T Corp ....................................    307,476
      27,900        * AT&T Wireless Services, Inc ..................    184,140
       7,600        * Avaya, Inc ...................................     15,504
      46,700          BellSouth Corp ...............................  1,011,989
       3,400        * Cablevision Systems Corp (Class A) ...........     64,566
       3,500          CenturyTel, Inc ..............................     96,600
       3,100        * Charter Communications, Inc (Class A) ........      2,573
       6,400        * Clear Channel Communications, Inc ............    217,088
      38,505        * Comcast Corp .................................  1,100,858
      13,100        * Comcast Corp Special .........................    360,119
       4,900        * Cox Communications, Inc (Class A) ............    152,439
         300        * Cox Radio, Inc (Class A) .....................      6,198
         300        * Cumulus Media, Inc (Class A) .................      4,368
         800        * Emmis Communications Corp (Class A) ..........     13,504
         100        * Entercom Communications Corp .................      4,391
       1,100        * Entravision Communications Corp (Class A) ....      5,940
       1,900        * Fox Entertainment Group, Inc (Class A) .......     50,673
         100          Global Payments, Inc .........................      3,052
         400        * Hearst-Argyle Television, Inc ................      8,276
         500        * Hispanic Broadcasting Corp ...................     10,330
       1,200        * IDT Corp .....................................     17,976
         200        * Lin TV Corp (Class A) ........................      4,102
      97,300        * Lucent Technologies, Inc .....................    143,031
         300        * PanAmSat Corp ................................      4,236
      17,000        * Qwest Communications International, Inc ......     59,330
         800        * Radio One, Inc (Class D) .....................     10,592
      83,200          SBC Communications, Inc ......................  1,668,992
      22,200          Sprint Corp (FON Group) ......................    260,850
       1,300          Telephone & Data Systems, Inc ................     53,183
         400        * U.S. Cellular Corp ...........................      9,444
         993        * U.S.A. Interactive, Inc ......................     26,602
       1,700        * UnitedGlobalcom, Inc (Class A) ...............      5,185
      67,900          Verizon Communications, Inc ..................  2,400,265
      23,300        * Viacom, Inc (Class B) ........................    850,916
                                                                     ----------
                      TOTAL COMMUNICATIONS                            9,479,440
                                                                     ----------
 DEPOSITORY INSTITUTIONS--19.36%
       9,000          AmSouth Bancorp ..............................    178,920
       1,900          Associated Banc-Corp .........................     61,427
       2,100          Astoria Financial Corp .......................     48,783
      12,000          BB&T Corp ....................................    377,160
         400        * BOK Financial Corp ...........................     13,068
       2,000          Bancorpsouth, Inc ............................     36,800
      38,400          Bank Of America Corp .........................  2,566,656
       1,500          Bank Of Hawaii Corp ..........................     46,200
      11,800          Bank Of New York Co, Inc .....................    241,900
      29,300          Bank One Corp ................................  1,014,366
       4,000          Banknorth Group, Inc .........................     87,240
         600          Capitol Federal Financial ....................     17,988
       5,660          Charter One Financial, Inc ...................    156,556
     106,200          Citigroup, Inc ...............................  3,658,590
       1,100          Citizens Banking Corp ........................     26,004
       1,000          City National Corp ...........................     43,940
       3,000          Colonial Bancgroup, Inc ......................     33,750
       4,500          Comerica, Inc ................................    170,460
       1,545          Commerce Bancshares, Inc .....................     56,470
       3,200          Compass Bancshares, Inc ......................    100,064
       1,300          Cullen/Frost Bankers, Inc ....................     39,494
         600          Downey Financial Corp ........................     23,646
       1,100          FNB Corp .....................................     31,504
       1,200          First Midwest Bancorp, Inc ...................     30,972
       3,200          First Tennessee National Corp ................    127,072
       1,800          First Virginia Banks, Inc ....................     70,614
       2,100          FirstMerit Corp ..............................     38,724
      26,100          FleetBoston Financial Corp ...................    623,268
       2,600          Fulton Financial Corp ........................     48,906
       3,100          Golden West Financial Corp ...................    222,983
       2,100          Greenpoint Financial Corp ....................     94,101
       4,000          Hibernia Corp (Class A) ......................     67,840
       1,900          Hudson City Bancorp, Inc .....................     38,456
         800          Hudson United Bancorp ........................     24,640


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  81

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 DEPOSITORY INSTITUTIONS--(CONTINUED)
       5,800          Huntington Bancshares, Inc ................... $  107,822
       1,400          IndyMac Bancorp, Inc .........................     27,230
      49,600          J.P. Morgan Chase & Co .......................  1,176,016
      10,400          KeyCorp ......................................    234,624
       2,000          M & T Bank Corp ..............................    157,160
       5,600          Marshall & Ilsley Corp .......................    143,136
       5,700          Mellon Financial Corp ........................    121,182
       1,800          Mercantile Bankshares Corp ...................     61,092
      15,200          National City Corp ...........................    423,320
       5,100          National Commerce Financial Corp .............    120,870
       1,800          New York Community Bancorp, Inc ..............     53,640
       3,100          North Fork Bancorp, Inc ......................     91,295
       2,500          Northern Trust Corp ..........................     76,125
       1,558          Old National Bancorp .........................     33,341
       7,100          PNC Financial Services Group, Inc ............    300,898
         300          Park National Corp ...........................     27,990
         600          People's Bank ................................     15,150
         500          Provident Financial Group, Inc ...............     10,615
       5,700          Regions Financial Corp .......................    184,680
       1,800          Roslyn Bancorp, Inc ..........................     32,364
       1,000        * Silicon Valley Bancshares ....................     18,190
       1,900          Sky Financial Group, Inc .....................     37,373
       8,600          SouthTrust Corp ..............................    219,558
       6,400          Sovereign Bancorp, Inc .......................     88,640
       2,600          State Street Corp ............................     82,238
       6,200          SunTrust Banks, Inc ..........................    326,430
         800          TCF Financial Corp ...........................     32,032
       1,100          Trustmark Corp ...............................     26,136
      47,600          U.S. Bancorp .................................    903,448
       5,100          Union Planters Corp ..........................    134,079
       1,300          UnionBanCal Corp .............................     51,246
       2,400          Valley National Bancorp ......................     59,112
      34,100          Wachovia Corp ................................  1,161,787
       1,720          Washington Federal, Inc ......................     36,223
       1,200          Webster Financial Corp .......................     42,144
      38,800          Wells Fargo & Co .............................  1,745,612
         600          Westamerica Bancorp ..........................     23,694
         977          Whitney Holding Corp .........................     33,335
       1,600          Wilmington Trust Corp ........................     44,480
       2,300          Zions Bancorp ................................     98,394
                                                                     ----------
                      TOTAL DEPOSITORY INSTITUTIONS                  18,981,263
                                                                     ----------
 EATING AND DRINKING PLACES--0.60%
         200        * Brinker International, Inc ...................      6,100
       1,100          CBRL Group, Inc ..............................     30,195
      31,600          McDonald's Corp ..............................    456,936
         700          Outback Steakhouse, Inc ......................     24,766
       1,200          Wendy's International, Inc ...................     33,012
       1,500        * Yum! Brands, Inc .............................     36,495
                                                                     ----------
                      TOTAL EATING AND DRINKING PLACES                  587,504
                                                                     ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--6.74%
       6,000        * AES Corp .....................................     21,720
       3,100        * Allegheny Energy, Inc ........................     19,251
       1,900          Allete, Inc ..................................     39,444
       2,200          Alliant Energy Corp ..........................     35,354
         500        * Allied Waste Industries, Inc .................      3,995
       3,800          Ameren Corp ..................................    148,390
       8,000          American Electric Power Co, Inc ..............    182,800
       4,400        * Aquila, Inc ..................................      9,152
       3,300        * CMS Energy Corp ..............................     14,553
       6,000        * Calpine Corp .................................     19,800
       6,600          Centerpoint Energy, Inc ......................     46,530
       4,100          Cinergy Corp .................................    137,965
       3,700        * Citizens Communications Co ...................     36,926
       5,300          Consolidated Edison, Inc .....................    203,891
       4,000          Constellation Energy Group, Inc ..............    110,920
       3,100          DPL, Inc .....................................     38,626
       4,000          DTE Energy Co ................................    154,600
       7,600          Dominion Resources, Inc ......................    420,812
      22,200          Duke Energy Corp .............................    322,788
       6,900        * Dynegy, Inc (Class A) ........................     18,009
       8,100        * Edison International .........................    110,889
      14,600          El Paso Corp .................................     88,330
       3,500          Energy East Corp .............................     62,300
       5,600          Entergy Corp .................................    269,640
       1,600          Equitable Resources, Inc .....................     60,016
       8,000          Exelon Corp ..................................    403,280
       4,400          FPL Group, Inc ...............................    259,292
       6,900          FirstEnergy Corp .............................    217,350
       1,700          Great Plains Energy, Inc .....................     40,579
         900          Hawaiian Electric Industries, Inc ............     36,684
         900          Idacorp, Inc .................................     20,520
       3,800          KeySpan Corp .................................    122,550
         900          Kinder Morgan, Inc ...........................     40,500
       1,800          MDU Resources Group, Inc .....................     50,256
       8,500        * Mirant Corp ..................................     13,600
       1,300          NSTAR ........................................     52,026
       1,700          National Fuel Gas Co .........................     37,179
       6,000          NiSource, Inc ................................    109,200
       1,100          Nicor, Inc ...................................     30,052
       3,200          Northeast Utilities ..........................     44,544
       1,900          OGE Energy Corp ..............................     34,143
       9,700        * PG&E Corp ....................................    130,465
       4,000          PPL Corp .....................................    142,440
         900          Peoples Energy Corp ..........................     32,193
       3,800          Pepco Holdings, Inc ..........................     66,120
       1,400          Philadelphia Suburban Corp ...................     30,730
       2,100          Pinnacle West Capital Corp ...................     69,804
       5,900          Progress Energy, Inc .........................    230,985
       5,600          Public Service Enterprise Group, Inc .........    205,464
       2,100          Puget Energy, Inc ............................     44,751
       1,900          Questar Corp .................................     56,183
       7,075        * Reliant Resources, Inc .......................     25,187
       3,800        * Republic Services, Inc .......................     75,392
       2,600          SCANA Corp ...................................     77,792
       4,400          Sempra Energy ................................    109,824
      17,500          Southern Co ..................................    497,700
       4,300          TECO Energy, Inc .............................     45,709
       7,900          TXU Corp .....................................    141,015
         300          Texas Genco Holdings, Inc ....................      5,217
       1,700          Vectren Corp .................................     36,567
      11,600          Waste Management, Inc ........................    245,688
      11,100          Williams Cos, Inc ............................     50,838
       2,800          Wisconsin Energy Corp ........................     71,120
       9,900          Xcel Energy, Inc .............................    126,819
                                                                     ----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      6,606,459
                                                                     ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--1.56%
      11,500        * ADC Telecommunications, Inc ..................     23,690
       1,000        * Advanced Fibre Communications, Inc ...........     15,140
       5,700        * Advanced Micro Devices, Inc ..................     35,226
      17,900        * Agere Systems, Inc (Class B) .................     26,850
       3,500        * American Power Conversion Corp ...............     49,840
         900        * Amkor Technology, Inc ........................      4,653
       3,700        * Applied Micro Circuits Corp ..................     12,062
       3,300        * Atmel Corp ...................................      5,280
       1,300          AVX Corp .....................................     11,700
       2,300        * Broadcom Corp (Class A) ......................     28,405
       5,200        * CIENA Corp ...................................     22,724
       2,300        * Comverse Technology, Inc .....................     26,013
       3,200        * Conexant Systems, Inc ........................      4,768
         700        * Cypress Semiconductor Corp ...................      4,830


                        SEE NOTES TO FINANCIAL STATEMENTS

82  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
      10,500          Emerson Electric Co .......................... $  476,175
       2,000        * Energizer Holdings, Inc ......................     50,980
         100        * Fairchild Semiconductor International, Inc
                      (Class A) ....................................      1,046
       2,700        * Gemstar-TV Guide International, Inc ..........      9,906
         700          Harris Corp ..................................     19,439
       1,200          Hubbell, Inc (Class B) .......................     37,560
       1,300        * Integrated Device Technology, Inc ............     10,322
         200        * International Rectifier Corp .................      3,934
       1,100        * Intersil Corp (Class A) ......................     17,116
         300        * Jabil Circuit, Inc ...........................      5,250
      14,700        * JDS Uniphase Corp ............................     41,895
       2,100        * Kemet Corp ...................................     16,380
       4,500        * LSI Logic Corp ...............................     20,340
       6,600        * Micron Technology, Inc .......................     53,724
         500          Molex, Inc ...................................     10,740
      19,300          Motorola, Inc ................................    159,418
         700        * National Semiconductor Corp ..................     11,928
         400        * Novellus Systems, Inc ........................     10,908
         500        * Polycom, Inc .................................      4,040
       4,100          Rockwell Collins, Inc ........................     75,317
       5,900        * Sanmina-SCI Corp .............................     23,836
       3,900          Scientific-Atlanta, Inc ......................     53,586
       5,500        * Tellabs, Inc .................................     31,845
       3,000        * Vishay Intertechnology, Inc ..................     30,540
       1,600          Whirlpool Corp ...............................     78,448
                                                                     ----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   1,525,854
                                                                     ----------
 ENGINEERING AND MANAGEMENT SERVICES--0.39%
       1,700          Fluor Corp ...................................     57,256
       5,400          Halliburton Co ...............................    111,942
         300        * Jacobs Engineering Group, Inc ................     12,603
       6,500          Monsanto Co ..................................    106,600
       1,400        * Quintiles Transnational Corp .................     17,024
       7,500          Servicemaster Co .............................     75,000
                                                                     ----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         380,425
                                                                     ----------
 FABRICATED METAL PRODUCTS--0.63%
       1,100          Ball Corp ....................................     61,270
       1,300          Crane Co .....................................     22,646
       3,700          Fortune Brands, Inc ..........................    158,619
       1,000          Harsco Corp ..................................     30,490
       2,900          Illinois Tool Works, Inc .....................    168,635
       6,500          Masco Corp ...................................    121,030
         300        * Shaw Group, Inc ..............................      3,015
       1,500          Snap-On, Inc .................................     37,140
         600          Stanley Works ................................     14,394
                                                                     ----------
                      TOTAL FABRICATED METAL PRODUCTS                   617,239
                                                                     ----------
 FOOD AND KINDRED PRODUCTS--2.45%
       7,300          Anheuser-Busch Cos, Inc ......................    340,253
      14,200          Archer Daniels Midland Co ....................    153,360
       5,600          Campbell Soup Co .............................    117,600
       7,600          Coca-Cola Co .................................    307,648
         400          Coca-Cola Enterprises, Inc ...................      7,476
      13,100          Conagra Foods, Inc ...........................    263,048
       1,100        * Constellation Brands, Inc (Class A) ..........     24,970
         700          Coors (Adolph) Co (Class B) ..................     33,950
       2,200        * Dean Foods Co ................................     94,402
       1,105        * Del Monte Foods Co ...........................      8,243
       2,600          General Mills, Inc ...........................    118,430
       4,500          H.J. Heinz Co ................................    131,400
       2,000        * Hercules, Inc ................................     17,400
       1,200          Hershey Foods Corp ...........................     75,192
       1,900          Hormel Foods Corp ............................     40,223
       2,900          Kellogg Co ...................................     88,885
       5,200          Kraft Foods, Inc (Class A) ...................    146,640
         700          Lancaster Colony Corp ........................     26,844
       1,600          McCormick & Co, Inc (Non-Vote) ...............     38,624
       2,100          PepsiAmericas Inc ............................     24,696
       9,800          Sara Lee Corp ................................    183,260
       2,700        * Smithfield Foods, Inc ........................     47,844
       5,500          Tyson Foods, Inc (Class A) ...................     42,625
       1,300          Wrigley (Wm.) Jr Co ..........................     73,450
                                                                     ----------
                      TOTAL FOOD AND KINDRED PRODUCTS                 2,406,463
                                                                     ----------
 FOOD STORES--0.38%
       8,800          Albertson's, Inc .............................    165,880
       4,500        * Kroger Co ....................................     59,175
       6,500        * Safeway, Inc .................................    123,045
       1,600          Winn-Dixie Stores, Inc .......................     21,152
                                                                     ----------
                      TOTAL FOOD STORES                                 369,252
                                                                     ----------
 FORESTRY--0.26%
       5,300          Weyerhaeuser Co ..............................    253,499
                                                                     ----------
                      TOTAL FORESTRY                                    253,499
                                                                     ----------
 FURNITURE AND FIXTURES--0.62%
         400          Ethan Allen Interiors, Inc ...................     11,772
         400        * Furniture Brands International, Inc ..........      7,824
       1,300          HON Industries, Inc ..........................     37,050
       1,300          Hillenbrand Industries, Inc ..................     66,274
       2,200          Johnson Controls, Inc ........................    159,368
       1,100          La-Z-Boy, Inc ................................     19,008
       1,600        * Lear Corp ....................................     56,560
       3,300          Leggett & Platt, Inc .........................     60,324
       6,300          Newell Rubbermaid, Inc .......................    178,605
         800          Steelcase, Inc (Class A) .....................      7,640
                                                                     ----------
                      TOTAL FURNITURE AND FIXTURES                      604,425
                                                                     ----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.05%
       4,500          Circuit City Stores, Inc (Circuit City Group)      23,400
         100        * Gamestop Corp ................................      1,200
       1,600          Pier 1 Imports, Inc ..........................     25,376
                                                                     ----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES         49,976
                                                                     ----------
 GENERAL BUILDING CONTRACTORS--0.38%
       1,500          Centex Corp ..................................     81,540
       2,200          Clayton Homes, Inc ...........................     24,288
       2,300          D.R. Horton, Inc .............................     44,160
       1,000          KB Home ......................................     45,450
       1,300          Lennar Corp ..................................     69,615
       1,200          Pulte Homes, Inc .............................     60,180
         700          Ryland Group, Inc ............................     30,233
       1,100        * Toll Brothers, Inc ...........................     21,230
                                                                     ----------
                      TOTAL GENERAL BUILDING CONTRACTORS                376,696
                                                                     ----------
 GENERAL MERCHANDISE STORES--0.84%
       1,300        * Big Lots, Inc ................................     14,625
       5,600        * Costco Wholesale Corp ........................    168,168
       1,700          Dillard's, Inc (Class A) .....................     21,964
       4,700        * Federated Department Stores, Inc .............    131,694
       6,600          J.C. Penney Co, Inc ..........................    129,624
       7,200          May Department Stores Co .....................    143,208
         900        * Neiman Marcus Group, Inc (Class A) ...........     26,091
       2,900        * Saks, Inc ....................................     22,301
       7,000          Sears Roebuck & Co ...........................    169,050
                                                                     ----------
                      TOTAL GENERAL MERCHANDISE STORES                  826,725
                                                                     ----------
 HEALTH SERVICES--0.09%
         400        * Community Health Systems, Inc ................      8,196
         500        * Coventry Health Care, Inc ....................     16,450
       8,900        * Healthsouth Corp .............................        757
       1,400        * Manor Care, Inc ..............................     26,922
         300        * Renal Care Group, Inc ........................      9,354
         900        * Triad Hospitals, Inc .........................     24,210
                                                                     ----------
                      TOTAL HEALTH SERVICES                              85,889
                                                                     ----------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  83

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HOLDING AND OTHER INVESTMENT OFFICES--3.45%
         515          Allied Capital Corp .......................... $   10,290
       2,100          AMB Property Corp ............................     59,325
       2,000          Annaly Mortgage Management, Inc ..............     34,940
       2,000          Apartment Investment & Management Co (Class A)     72,960
       4,400          Archstone-Smith Trust ........................     96,624
       1,400          Arden Realty, Inc ............................     31,752
       1,500          AvalonBay Communities, Inc ...................     55,350
       1,600          Boston Properties, Inc .......................     60,640
       1,100          BRE Properties, Inc (Class A) ................     32,395
         900          Camden Property Trust ........................     29,160
       1,300          CarrAmerica Realty Corp ......................     32,955
         600          Centerpoint Properties Trust .................     34,680
         900          Cousins Properties, Inc ......................     23,265
       2,000          Crescent Real Estate Equities Co .............     28,760
       1,700          Developers Diversified Realty Corp ...........     41,055
       3,400          Duke Realty Corp .............................     91,732
      10,400          Equity Office Properties Trust ...............    264,680
       6,900          Equity Residential ...........................    166,083
       1,000          First Industrial Realty Trust, Inc ...........     28,320
       1,500          General Growth Properties, Inc ...............     80,925
         900          Greater Bay Bancorp ..........................     12,870
       1,400          Health Care Property Investors, Inc ..........     46,690
       1,300          Highwoods Properties, Inc ....................     26,572
       1,600          Hospitality Properties Trust .................     48,880
       5,900        * Host Marriott Corp ...........................     40,828
       1,300          Independence Community Bank Corp .............     34,385
       1,300          iStar Financial, Inc .........................     37,921
       2,300          Kimco Realty Corp ............................     80,776
       1,800          Liberty Property Trust .......................     56,340
       1,100          Mack-Cali Realty Corp ........................     34,067
       2,400          New Plan Excel Realty Trust ..................     47,016
       4,600          Plum Creek Timber Co, Inc ....................     99,314
       3,400          Popular, Inc .................................    115,566
       4,000          Prologis .....................................    101,280
       2,500          Public Storage, Inc ..........................     75,750
       1,300          Reckson Associates Realty Corp ...............     24,440
         600          Regency Centers Corp .........................     19,770
       1,500          Rouse Co .....................................     51,825
       3,500          Simon Property Group, Inc ....................    125,405
       2,200          Trizec Properties, Inc .......................     18,700
       2,600          United Dominion Realty Trust, Inc ............     41,548
       1,800          Vornado Realty Trust .........................     64,440
      24,300          Washington Mutual, Inc .......................    857,061
       1,200          Weingarten Realty Investors ..................     46,932
                                                                     ----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      3,384,267
                                                                     ----------
 HOTELS AND OTHER LODGING PLACES--0.35%
       1,400        * Extended Stay America, Inc ...................     14,140
       6,500          Hilton Hotels Corp ...........................     75,465
       1,600        * MGM Mirage ...................................     46,800
         900        * Mandalay Resort Group ........................     24,804
       2,200          Marriott International, Inc (Class A) ........     69,982
       6,800        * Park Place Entertainment Corp ................     48,416
       2,800          Starwood Hotels & Resorts Worldwide, Inc .....     66,612
                                                                     ----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             346,219
                                                                     ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.46%
       2,700          3M Co ........................................    351,081
         900        * AGCO Corp ....................................     14,490
       1,400        * Adaptec, Inc .................................      8,442
         200        * American Standard Cos, Inc ...................     13,754
       8,800        * Apple Computer, Inc ..........................    124,432
         500          Baker Hughes, Inc ............................     14,965
         100          Black & Decker Corp ..........................      3,486
       8,600          Caterpillar, Inc .............................    423,120
         100        * Cooper Cameron Corp ..........................      4,951
         900          Cummins, Inc .................................     22,140
       5,900          Deere & Co ...................................    231,634
       1,800          Diebold, Inc .................................     61,092
         300          Donaldson Co, Inc ............................     10,974
       5,100          Dover Corp ...................................    123,522
      24,300        * EMC Corp .....................................    175,689
       1,800          Eaton Corp ...................................    125,910
         400        * Emulex Corp ..................................      7,660
       1,300        * FMC Technologies, Inc ........................     24,960
         100        * Flowserve Corp ...............................      1,165
       4,100        * Gateway, Inc .................................      9,676
      67,400          Hewlett-Packard Co ...........................  1,048,070
       2,100          ITT Industries, Inc ..........................    112,161
      22,900          International Business Machines Corp .........  1,796,047
         700        * National-Oilwell, Inc ........................     15,673
       2,600          Pall Corp ....................................     52,000
       2,900          Parker Hannifin Corp .........................    112,346
       1,200          Pentair, Inc .................................     42,420
       2,400          Pitney Bowes, Inc ............................     76,608
       1,200        * SPX Corp .....................................     40,992
      10,000        * Solectron Corp ...............................     30,200
       2,200        * Storage Technology Corp ......................     44,484
       2,800          Symbol Technologies, Inc .....................     24,108
       1,500          Timken Co ....................................     23,430
      17,900        * Xerox Corp ...................................    155,730
       1,000          York International Corp ......................     21,000
         100        * Zebra Technologies Corp (Class A) ............      6,440
                                                                     ----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        5,354,852
                                                                     ----------
 INSTRUMENTS AND RELATED PRODUCTS--1.15%
       6,100        * Agilent Technologies, Inc ....................     80,215
         300          Applera Corp (Applied Biosystems Group) ......      4,749
       1,300          Bard (C.R.), Inc .............................     81,978
       1,300          Bausch & Lomb, Inc ...........................     42,757
       5,500          Becton Dickinson & Co ........................    189,420
       7,200          Eastman Kodak Co .............................    213,120
         500        * Edwards Lifesciences Corp ....................     13,700
       1,600          PerkinElmer, Inc .............................     14,224
       9,900          Raytheon Co ..................................    280,863
       4,100          Rockwell Automation, Inc .....................     84,870
         100        * Steris Corp ..................................      2,616
       1,700        * Tektronix, Inc ...............................     29,155
         600          Teleflex, Inc ................................     21,420
       1,000        * Teradyne, Inc ................................     11,640
       3,000        * Thermo Electron Corp .........................     54,300
                                                                     ----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,125,027
                                                                     ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.18%
       6,800          AON Corp .....................................    140,624
         800          Marsh & McLennan Cos, Inc ....................     34,104
                                                                     ----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       174,728
                                                                     ----------
 INSURANCE CARRIERS--7.06%
         800          21st Century Insurance Group .................      9,920
       3,600          Aetna, Inc ...................................    177,480
       6,700          Aflac, Inc ...................................    214,735
         102        * Alleghany Corp ...............................     16,703
       1,300        * Allmerica Financial Corp .....................     18,239
      17,700          Allstate Corp ................................    587,109
       2,000          Ambac Financial Group, Inc ...................    101,040
       1,000          AmerUs Group Co ..............................     24,540
         700          American Financial Group, Inc ................     13,895
      32,200          American International Group, Inc ............  1,592,290
         300          American National Insurance Co ...............     23,379
         700        * Anthem, Inc ..................................     46,375
       1,000          Berkley (W.R.) Corp ..........................     42,850
         600        * CNA Financial Corp ...........................     13,440
       4,000          Chubb Corp ...................................    177,280


                        SEE NOTES TO FINANCIAL STATEMENTS

84  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INSURANCE CARRIERS--(CONTINUED)
       3,200          Cigna Corp ................................... $  146,304
       3,400          Cincinnati Financial Corp ....................    119,238
         700          Erie Indemnity Co (Class A) ..................     25,410
       2,400          Fidelity National Financial, Inc .............     81,960
       1,700          First American Corp ..........................     41,480
       1,300          HCC Insurance Holdings, Inc ..................     33,228
       6,200          Hartford Financial Services Group, Inc .......    218,798
       2,200        * Health Net, Inc ..............................     58,894
       4,100        * Humana, Inc ..................................     39,360
       3,700          Jefferson-Pilot Corp .........................    142,376
       7,400          John Hancock Financial Services, Inc .........    205,572
         900          Leucadia National Corp .......................     32,166
       4,400          Lincoln National Corp ........................    123,200
       3,400          Loews Corp ...................................    135,456
       3,700          MBIA, Inc ....................................    142,968
       2,300          MGIC Investment Corp .........................     90,321
       1,100          MONY Group, Inc ..............................     22,990
         200        * Markel Corp ..................................     44,740
         700          Mercury General Corp .........................     26,565
       7,400          MetLife, Inc .................................    195,212
         600          Nationwide Financial Services, Inc (Class A) .     14,622
       3,000          Old Republic International Corp ..............     80,250
       2,200          PMI Group, Inc ...............................     56,210
       2,300          Phoenix Cos, Inc .............................     16,652
       7,200          Principal Financial Group ....................    195,408
       2,000          Progressive Corp .............................    118,620
       1,700          Protective Life Corp .........................     48,535
      14,600          Prudential Financial, Inc ....................    427,050
       2,200          Radian Group, Inc ............................     73,436
         400          Reinsurance Group Of America, Inc ............     10,512
       3,400          Safeco Corp ..................................    118,898
       5,600          St. Paul Cos, Inc ............................    178,080
         800          Stancorp Financial Group, Inc ................     41,240
       3,000          Torchmark Corp ...............................    107,400
         500          Transatlantic Holdings, Inc ..................     32,775
      23,600          Travelers Property Casualty Corp (Class B) ...    332,996
       1,200          Unitrin, Inc .................................     27,804
       6,000          UnumProvident Corp ...........................     58,800
                                                                     ----------
                      TOTAL INSURANCE CARRIERS                        6,924,801
                                                                     ----------
 LUMBER AND WOOD PRODUCTS--0.12%
       6,100          Georgia-Pacific Corp .........................     84,790
         700          Rayonier, Inc ................................     30,842
                                                                     ----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    115,632
                                                                     ----------
 METAL MINING--0.09%
         800          Newmont Mining Corp ..........................     20,920
       2,100        * Phelps Dodge Corp ............................     68,208
                                                                     ----------
                      TOTAL METAL MINING                                 89,128
                                                                     ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.08%
       1,300          Callaway Golf Co .............................     15,444
       3,400          Hasbro, Inc ..................................     47,226
         900          Mattel, Inc ..................................     20,250
                                                                     ----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES       82,920
                                                                     ----------
 MISCELLANEOUS RETAIL--0.48%
         800        * Barnes & Noble, Inc ..........................     15,192
       1,800        * Borders Group, Inc ...........................     26,460
       9,800          CVS Corp .....................................    233,730
         200        * MSC Industrial Direct Co (Class A) ...........      3,198
       7,600        * Office Depot, Inc ............................     89,908
         900          Omnicare, Inc ................................     24,489
       5,800        * Rite Aid Corp ................................     12,992
       4,900        * Toys ORO Us, Inc .............................     41,013
         600        * Zale Corp ....................................     19,644
                                                                     ----------
                      TOTAL MISCELLANEOUS RETAIL                        466,626
                                                                     ----------
 MOTION PICTURES--1.54%
         400          Blockbuster, Inc (Class A) ...................      6,840
      64,632        * Liberty Media Corp (Class A) .................    628,869
         600        * Metro-Goldwyn-Mayer, Inc .....................      6,300
         200          Regal Entertainment Group (Class A) ..........      3,590
      50,800          Walt Disney Co ...............................    864,616
                                                                     ----------
                      TOTAL MOTION PICTURES                           1,510,215
                                                                     ----------
 NONDEPOSITORY INSTITUTIONS--0.91%
       1,000        * AmeriCredit Corp .............................      3,300
      11,100          American Express Co ..........................    368,853
       2,600          Countrywide Financial Corp ...................    149,500
         350          Doral Financial Corp .........................     12,373
       1,200          Freddie Mac ..................................     63,720
       9,500          Household International, Inc .................    259,767
       3,900        * Providian Financial Corp .....................     25,584
         100          Student Loan Corp ............................      9,760
                                                                     ----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  892,857
                                                                     ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.07%
       2,300          Vulcan Materials Co ..........................     69,529
                                                                     ----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           69,529
                                                                     ----------
 OIL AND GAS EXTRACTION--2.04%
       3,400          Anadarko Petroleum Corp ......................    154,700
       3,990          Apache Corp ..................................    246,343
       3,900          Burlington Resources, Inc ....................    186,069
         472        * Cimarex Energy Co ............................      9,180
       3,700          Devon Energy Corp ............................    178,414
         500          Diamond Offshore Drilling, Inc ...............      9,705
         700          ENSCO International, Inc .....................     17,857
       2,900          EOG Resources, Inc ...........................    114,724
         400        * Forest Oil Corp ..............................      8,920
       1,200          Helmerich & Payne, Inc .......................     30,744
       2,500          Kerr-McGee Corp ..............................    101,525
       7,700          Marathon Oil Corp ............................    184,569
         500        * Newfield Exploration Co ......................     16,945
         600          Noble Energy, Inc ............................     20,574
       9,200          Occidental Petroleum Corp ....................    275,632
       1,200          Ocean Energy, Inc ............................     24,000
         100        * Patterson-UTI Energy, Inc ....................      3,236
       2,400        * Pioneer Natural Resources Co .................     60,240
       1,200          Pogo Producing Co ............................     47,724
       1,400        * Pride International, Inc .....................     18,886
       1,000          Rowan Cos, Inc ...............................     19,660
         700          Tidewater, Inc ...............................     20,104
       6,400          Unocal Corp ..................................    168,384
         700        * Varco International, Inc .....................     12,817
       3,466          XTO Energy, Inc ..............................     65,854
                                                                     ----------
                      TOTAL OIL AND GAS EXTRACTION                    1,996,806
                                                                     ----------
 PAPER AND ALLIED PRODUCTS--1.22%
       1,300          Bemis Co .....................................     54,678
       1,300          Boise Cascade Corp ...........................     28,405
       1,300          Bowater, Inc .................................     48,295
      12,000          International Paper Co .......................    405,600
       6,400          Kimberly-Clark Corp ..........................    290,944
       5,000          MeadWestvaco Corp ............................    113,900
       1,500        * Packaging Corp Of America ....................     27,015
       3,900        * Pactiv Corp ..................................     79,170
       4,200        * Smurfit-Stone Container Corp .................     56,108
       2,400          Sonoco Products Co ...........................     50,232
       1,200          Temple-Inland, Inc ...........................     44,880
                                                                     ----------
                      TOTAL PAPER AND ALLIED PRODUCTS                 1,199,227
                                                                     ----------
 PETROLEUM AND COAL PRODUCTS--9.08%
         900          Amerada Hess Corp ............................     39,834
       1,700          Ashland, Inc .................................     50,439


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  85

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 PETROLEUM AND COAL PRODUCTS--(CONTINUED)
      26,600          ChevronTexaco Corp ........................... $1,719,690
      16,900          ConocoPhillips ...............................    905,840
     169,000          Exxon Mobil Corp .............................  5,906,550
       1,300          Lubrizol Corp ................................     39,013
       3,100          Lyondell Chemical Co .........................     43,245
         400          Murphy Oil Corp ..............................     17,668
         600        * Premcor, Inc .................................     15,414
       1,700          Sunoco, Inc ..................................     62,169
       2,500          Valero Energy Corp ...........................    103,450
                                                                     ----------
                      TOTAL PETROLEUM AND COAL PRODUCTS               8,903,312
                                                                     ----------
 PRIMARY METAL INDUSTRIES--0.59%
       2,300        * AK Steel Holding Corp ........................      7,475
      18,000          Alcoa, Inc ...................................    348,840
       2,100          Allegheny Technologies, Inc ..................      6,090
       2,400        * Andrew Corp ..................................     13,200
       3,200          Engelhard Corp ...............................     68,544
       2,000          Nucor Corp ...................................     76,340
       1,300          Precision Castparts Corp .....................     30,979
       2,400          United States Steel Corp .....................     23,592
                                                                     ----------
                      TOTAL PRIMARY METAL INDUSTRIES                    575,060
                                                                     ----------
 PRINTING AND PUBLISHING--1.29%
       1,600        * American Greetings Corp (Class A) ............     20,960
       2,200          Belo Corp (Class A) ..........................     44,572
         400          Dow Jones & Co, Inc ..........................     14,176
       6,600          Gannett Co, Inc ..............................    464,838
         400          Harte-Hanks, Inc .............................      7,640
       2,100          Knight Ridder, Inc ...........................    122,850
       1,100          Lee Enterprises, Inc .........................     34,672
         500          McClatchy Co (Class A) .......................     26,795
         800          McGraw-Hill Cos, Inc .........................     44,472
         300          Media General, Inc (Class A) .................     14,772
         900          Meredith Corp ................................     34,362
       1,100          New York Times Co (Class A) ..................     47,465
       2,200          R.R. Donnelley & Sons Co .....................     40,304
       1,700          Reader's Digest Association, Inc (Class A) ...     17,357
         400        * Scholastic Corp ..............................     10,760
         100          Scripps (E.W.) Co (Class A) ..................      7,574
       4,800          Tribune Co ...................................    216,048
       1,200        * Valassis Communications, Inc .................     31,680
         100          Washington Post Co (Class B) .................     68,136
                                                                     ----------
                      TOTAL PRINTING AND PUBLISHING                   1,269,433
                                                                     ----------
 RAILROAD TRANSPORTATION--0.93%
       9,600          Burlington Northern Santa Fe Corp ............    239,040
       5,300          CSX Corp .....................................    151,156
       9,700          Norfolk Southern Corp ........................    180,032
       6,300          Union Pacific Corp ...........................    346,500
                                                                     ----------
                      TOTAL RAILROAD TRANSPORTATION                     916,728
                                                                     ----------
 REAL ESTATE--0.03%
         500        * Catellus Development Corp ....................     10,500
         600          Forest City Enterprises, Inc (Class A) .......     20,868
                                                                     ----------
                      TOTAL REAL ESTATE                                  31,368
                                                                     ----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.14%
         900          Aptargroup, Inc ..............................     29,115
       1,600          Cooper Tire & Rubber Co ......................     19,520
       3,700        * Goodyear Tire & Rubber Co ....................     19,129
         500          Nike, Inc (Class B) ..........................     25,710
       1,200        * Reebok International Ltd .....................     39,420
         200        * Sealed Air Corp ..............................      8,026
                                                                     ----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS  140,920
                                                                     ----------
 SECURITY AND COMMODITY BROKERS--3.19%
       2,000          A.G. Edwards, Inc ............................     51,800
         100        * Affiliated Managers Group, Inc ...............      4,157
       2,300          Bear Stearns Cos, Inc ........................    150,880
       3,700        * E*trade Group, Inc ...........................     15,577
       4,300          Franklin Resources, Inc ......................    141,513
       6,000          Goldman Sachs Group, Inc .....................    408,480
       1,500          Instinet Group, Inc ..........................      5,265
       4,900          Janus Capital Group, Inc .....................     55,811
       1,000          LaBranche & Co, Inc ..........................     18,380
         700          Legg Mason, Inc ..............................     34,118
       6,100          Lehman Brothers Holdings, Inc ................    352,275
      21,400          Merrill Lynch & Co, Inc ......................    757,560
      27,500          Morgan Stanley ...............................  1,054,625
         100          Neuberger Berman, Inc ........................      2,823
       1,000          Raymond James Financial, Inc .................     25,870
       1,800          T Rowe Price Group, Inc ......................     48,814
                                                                     ----------
                      TOTAL SECURITY AND COMMODITY BROKERS            3,127,948
                                                                     ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.14%
      16,100        * Corning, Inc .................................     94,024
         800          Lafarge North America, Inc ...................     23,240
       2,700        * Owens-Illinois, Inc ..........................     24,408
                                                                     ----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             141,672
                                                                     ----------
 TOBACCO PRODUCTS--0.78%
      20,700          Altria Group, Inc ............................    620,172
         600          Loews Corp (Carolina Group) ..................     11,100
       2,300          R.J. Reynolds Tobacco Holdings, Inc ..........     74,198
       2,100          UST, Inc .....................................     57,960
                                                                     ----------
                      TOTAL TOBACCO PRODUCTS                            763,430
                                                                     ----------
 TRANSPORTATION BY AIR--0.62%
       4,000        * AMR Corp .....................................      8,400
       1,400        * Continental Airlines, Inc (Class B) ..........      7,168
       3,000          Delta Air Lines, Inc .........................     26,700
       7,400          FedEx Corp ...................................    407,518
         150        * JetBlue Airways Corp .........................      4,157
       1,300        * Northwest Airlines Corp ......................      8,970
         400          Skywest, Inc .................................      4,124
       9,600          Southwest Airlines Co ........................    137,856
                                                                     ----------
                      TOTAL TRANSPORTATION BY AIR                       604,893
                                                                     ----------
 TRANSPORTATION EQUIPMENT--3.57%
         600        * American Axle & Manufacturing Holdings, Inc ..     12,624
       1,500          ArvinMeritor, Inc ............................     20,985
       2,400          Autoliv, Inc .................................     47,928
       7,200          Boeing Co ....................................    180,432
       2,200          Brunswick Corp ...............................     41,800
       3,600          Dana Corp ....................................     25,416
      13,900          Delphi Corp ..................................     94,937
      45,200          Ford Motor Co ................................    339,904
       3,500          General Dynamics Corp ........................    192,745
      14,000          General Motors Corp ..........................    470,680
      11,500        * General Motors Corp (Class H) ................    128,800
       4,400          Genuine Parts Co .............................    134,244
       2,700          Goodrich Corp ................................     37,962
      18,600          Honeywell International, Inc .................    397,296
       7,300          Lockheed Martin Corp .........................    347,115
       1,500        * Navistar International Corp ..................     36,915
       3,857          Northrop Grumman Corp ........................    330,931
       2,700          Paccar, Inc ..................................    135,729
       2,900          Textron, Inc .................................     79,634
       7,400          United Technologies Corp .....................    427,572
       3,200          Visteon Corp .................................     19,008
                                                                     ----------
                      TOTAL TRANSPORTATION EQUIPMENT                  3,502,657
                                                                     ----------
 TRANSPORTATION SERVICES--0.01%
       1,000          GATX Corp ....................................     14,480
                                                                     ----------
                      TOTAL TRANSPORTATION SERVICES                      14,480
                                                                     ----------


                        SEE NOTES TO FINANCIAL STATEMENTS

86  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

 TRUCKING AND WAREHOUSING--0.05%
       1,100          CNF, Inc .................................... $    33,495
         700        * Swift Transportation Co, Inc ................      11,200
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                     44,695
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--0.29%
       1,100        * Apogent Technologies, Inc ...................      16,038
       1,900        * Arrow Electronics, Inc ......................      27,930
       2,800        * Avnet, Inc ..................................      29,344
         700          BorgWarner, Inc .............................      33,488
       3,500          IKON Office Solutions, Inc ..................      24,850
       1,400        * Ingram Micro, Inc (Class A) .................      15,442
       1,200          Martin Marietta Materials, Inc ..............      33,132
         900        * Tech Data Corp ..............................      21,546
       1,900          W.W. Grainger, Inc ..........................      81,510
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               283,280
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.13%
         600          AmerisourceBergen Corp ......................      31,500
         300        * Henry Schein, Inc ...........................      13,530
       1,000          McKesson Corp ...............................      24,930
         300        * Performance Food Group Co ...................       9,196
       3,300          Supervalu, Inc ..............................      51,150
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            130,306
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $101,468,426)                           97,462,141
                                                                    -----------
                      TOTAL PORTFOLIO--99.40%
                       (COST $101,468,426)                           97,462,141
                      OTHER ASSETS & LIABILITIES, NET--0.60%            589,177
                                                                    -----------
                      NET ASSETS--100.00%                           $98,051,318
                                                                    ===========

----------
*  Non-income producing



                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  87

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE         %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops ........................ $     124,488       0.01%
Agricultural Production-Livestock ....................         4,040       0.00
Agricultural Services ................................        44,585       0.00
Amusement and Recreation Services ....................     1,361,908       0.12
Apparel and Accessory Stores .........................     5,767,832       0.51
Apparel and Other Textile Products ...................     1,669,632       0.15
Auto Repair, Services and Parking ....................       242,856       0.02
Automotive Dealers and Service Stations ..............     1,638,890       0.15
Building Materials and Garden Supplies ...............    11,882,301       1.06
Business Services ....................................    82,787,159       7.37
Chemicals and Allied Products ........................   148,057,632      13.17
Coal Mining ..........................................       316,091       0.03
Communications .......................................    61,298,298       5.45
Depository Institutions ..............................   118,897,934      10.58
Eating and Drinking Places ...........................     6,878,878       0.61
Educational Services .................................     1,900,036       0.17
Electric, Gas, and Sanitary Services .................    38,804,058       3.45
Electronic and Other Electric Equipment ..............    81,630,468       7.26
Engineering and Management Services ..................     8,550,103       0.76
Environmental Quality and Housing ....................           252       0.00
Fabricated Metal Products ............................     6,563,024       0.58
Food and Kindred Products ............................    42,047,248       3.74
Food Stores ..........................................     5,301,542       0.47
Forestry .............................................     1,349,428       0.12
Furniture and Fixtures ...............................     3,738,912       0.33
Furniture and Homefurnishings Stores .................     3,616,120       0.32
General Building Contractors .........................     2,792,493       0.25
General Merchandise Stores ...........................    31,015,733       2.76
Health Services ......................................     9,322,965       0.83
Heavy Construction, Except Building ..................       109,684       0.01
Holding and Other Investment Offices .................    24,950,102       2.22
Hotels and Other Lodging Places ......................     2,862,278       0.25
Industrial Machinery and Equipment ...................    76,376,617       6.80
Instruments and Related Products .....................    31,130,670       2.77
Insurance Agents, Brokers and Service ................     4,366,003       0.39
Insurance Carriers ...................................    52,550,995       4.68
Justice, Public Order and Safety .....................         6,860       0.00
Leather and Leather Products .........................       773,833       0.07
Legal Services .......................................        23,656       0.00
Lumber and Wood Products .............................       718,123       0.06
Metal Mining .........................................     1,765,755       0.16
Miscellaneous Manufacturing Industries ...............     2,162,839       0.19
Miscellaneous Retail .................................    11,579,664       1.03
Motion Pictures ......................................     8,210,291       0.73
Nondepository Institutions ...........................    26,732,376       2.38
Nonmetallic Minerals, Except Fuels ...................       388,642       0.03
Oil and Gas Extraction ...............................    16,500,190       1.47
Paper and Allied Products ............................     8,171,257       0.73
Personal Services ....................................     2,098,244       0.19
Petroleum and Coal Products ..........................    46,975,892       4.18
Primary Metal Industries .............................     4,396,860       0.39
Printing and Publishing ..............................     9,798,684       0.87
Railroad Transportation ..............................     4,913,539       0.44
Real Estate ..........................................       673,463       0.06
Rubber and Miscellaneous Plastics Products ...........     1,831,514       0.16
Security and Commodity Brokers .......................    19,708,489       1.75
Social Services ......................................        46,390       0.00
Special Trade Contractors ............................       230,727       0.02
Stone, Clay, and Glass Products ......................     1,555,550       0.14
Textile Mill Products ................................       406,014       0.04
Tobacco Products .....................................     9,447,294       0.84
Transportation By Air ................................     4,332,984       0.39
Transportation Equipment .............................    25,926,300       2.31
Transportation Services ..............................     1,314,547       0.12
Trucking and Warehousing .............................     3,876,221       0.34
Water Transportation .................................       298,540       0.03
Wholesale Trade-Durable Goods ........................    25,927,745       2.31
Wholesale Trade-Nondurable Goods .....................     9,410,163       0.84
                                                      --------------     -------
TOTAL COMMON STOCK (COST $1,281,575,684) ............. 1,120,153,901      99.66
                                                      --------------     -------
Short Term Investment:
U.S. Governement and Agency ..........................     7,499,744       0.67
                                                      --------------     ------
TOTAL SHORT TERM INVESTMENT (COST $7,499,775) ........     7,499,744       0.67
                                                      --------------     ------
TOTAL PORTFOLIO (COST $1,289,075,459) ................ 1,127,653,645     100.33
OTHER ASSETS & LIABILITIES, NET ......................    (3,652,243)     (0.33)
                                                      --------------     ------
NET ASSETS ...........................................$1,124,001,402     100.00%
                                                      ==============     ======

                       -----------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

COMMON STOCK--99.66%
 AGRICULTURAL PRODUCTION-CROPS--0.01%
         400          Alico, Inc .................................. $     9,704
       5,000          Delta & Pine Land Co ........................     113,050
         600        * Seminis, Inc (Class A) ......................       1,734
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS               124,488
                                                                    -----------
 AGRICULTURAL PRODUCTION-LIVESTOCK--0.00%
          20          Seaboard Corp ...............................       4,040
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK             4,040
                                                                    -----------
 AGRICULTURAL SERVICES--0.00%
       2,882        * VCA Antech, Inc .............................      44,585
                                                                    -----------
                      TOTAL AGRICULTURAL SERVICES                        44,585
                                                                    -----------
 AMUSEMENT AND RECREATION SERVICES--0.12%
       5,028        * Alliance Gaming Corp ........................      75,420
       3,500        * Argosy Gaming Co ............................      69,930
       4,200        * Aztar Corp ..................................      56,406
       3,400        * Bally Total Fitness Holding Corp ............      17,238
         500        * Championship Auto Racing Teams, Inc .........       1,830
         830          Churchill Downs, Inc ........................      28,220
       1,213          Dover Downs Gaming & Entertainment, Inc .....      11,997
       1,148          Dover Motorsport, Inc .......................       3,651
       3,171        * Gaylord Entertainment Co ....................      56,919
      14,261        * Harrah's Entertainment, Inc .................     509,118
       3,500          International Speedway Corp (Class A) .......     140,210
       1,741        * Isle Of Capri Casinos, Inc ..................      20,317
       2,033        * MTR Gaming Group, Inc .......................      13,479
       5,391        * Magna Entertainment Corp (Class A) ..........      23,235
       1,091        * Multimedia Games, Inc .......................      20,980
       3,680        * Penn National Gaming, Inc ...................      65,320
      10,478        * Six Flags, Inc ..............................      58,677
       2,048          Speedway Motorsports, Inc ...................      48,312
       4,218        * Station Casinos, Inc ........................      89,042
       3,567        * WMS Industries, Inc .........................      45,479
         800        * World Wrestling Federation Entertainment, Inc       6,128
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES         1,361,908
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.51%
      10,939        * Abercrombie & Fitch Co (Class A) ............     328,498
       1,577        * Aeropostale, Inc ............................      20,895
       7,350        * American Eagle Outfitters, Inc ..............     106,715
       5,849        * AnnTaylor Stores Corp .......................     120,080
         300        * Bebe Stores, Inc ............................       3,540
         900        * Buckle, Inc .................................      15,930
       2,165          Burlington Coat Factory Warehouse Corp ......      35,290
         100        * Cache, Inc ..................................       1,005
       1,600          Cato Corp (Class A) .........................      30,464
         941        * Charlotte Russe Holding, Inc ................       7,603
      12,353        * Charming Shoppes, Inc .......................      43,236


                        SEE NOTES TO FINANCIAL STATEMENTS

88  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 APPAREL AND ACCESSORY STORES--(CONTINUED)
       9,684        * Chico's FAS, Inc ............................ $   193,680
       1,306        * Children's Place Retail Stores, Inc .........      12,028
       2,869        * Christopher & Banks Corp ....................      50,790
       4,900          Claire's Stores, Inc ........................     115,689
         500          Deb Shops, Inc ..............................       9,341
       3,012        * Dress Barn, Inc .............................      40,511
       1,444        * Factory 2-U Stores, Inc .....................       5,920
       2,900        * Finish Line, Inc (Class A) ..................      43,500
      17,868          Foot Locker, Inc ............................     191,188
       2,000        * Footstar, Inc ...............................      16,800
      79,737          Gap, Inc ....................................   1,155,389
       2,100        * Genesco, Inc ................................      29,862
       1,904        * Goody's Family Clothing, Inc ................       7,673
       3,526        * Gymboree Corp ...............................      53,031
       3,907        * Hot Topic, Inc ..............................      91,072
      55,148          Limited Brands, Inc .........................     709,757
         277        * Mothers Work, Inc ...........................       6,136
      12,020          Nordstrom, Inc ..............................     194,724
       1,093          Oshkosh B'gosh, Inc (Class A) ...............      28,418
       6,000        * Pacific Sunwear Of California, Inc ..........     122,100
       8,877        * Payless Shoesource, Inc .....................     138,925
      10,125          Ross Stores, Inc ............................     366,019
         874        * Shoe Carnival, Inc ..........................      13,302
       2,163        * Stage Stores, Inc ...........................      45,812
      69,528          TJX Cos, Inc ................................   1,223,693
       2,982          Talbots, Inc ................................      76,757
       3,982        * Too, Inc ....................................      66,157
         900        * Urban Outfitters, Inc .......................      20,250
       2,969        * Wet Seal, Inc (Class A) .....................      21,674
       1,100        * Wilsons The Leather Experts, Inc ............       4,378
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES ..........   5,767,832
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.15%
       2,966        * Collins & Aikman Corp .......................      12,072
       1,600        * Columbia Sportswear Co ......................      59,472
         500        * DHB Industries, Inc .........................       1,110
         200        * Guess?, Inc .................................         712
      15,500        * Jones Apparel Group, Inc ....................     425,165
       3,000          Kellwood Co .................................      86,820
      13,179          Liz Claiborne, Inc ..........................     407,495
         200        * Mossimo, Inc ................................         964
       3,400        * Nautica Enterprises, Inc ....................      32,980
         600          Oxford Industries, Inc ......................      14,790
       2,680          Phillips-Van Heusen Corp ....................      33,098
       4,374        * Polo Ralph Lauren Corp ......................     100,165
       2,372        * Quiksilver, Inc .............................      72,631
         500        * Tropical Sportswear International Corp ......       2,275
      11,143          VF Corp .....................................     419,311
       1,300        * Westpoint Stevens, Inc ......................         572
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS ....   1,669,632
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.02%
       2,800        * Amerco, Inc .................................      11,315
       1,944          Central Parking Corp ........................      19,440
       3,200        * Dollar Thrifty Automotive Group, Inc ........      53,280
         212        * Midas, Inc ..................................       1,548
         506        * Monro Muffler Brake, Inc ....................      10,626
       7,150          Ryder System, Inc ...........................     146,647
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING .....     242,856
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.15%
       1,838        * Advance Auto Parts ..........................      85,008
         593        * Asbury Automotive Group, Inc ................       4,744
      25,600        * Autonation, Inc .............................     326,400
       8,626        * Autozone, Inc ...............................     592,692
       4,502        * CSK Auto Corp ...............................      40,968
      12,776        * Carmax, Inc .................................     186,146
       9,925        * Copart, Inc .................................      76,228
       2,504        * Group 1 Automotive, Inc .....................      53,586
       1,100        * Lithia Motors, Inc (Class A) ................      13,530
         779        * MarineMax, Inc ..............................       7,027
       5,322        * O'Reilly Automotive, Inc ....................     144,226
       3,700        * Sonic Automotive, Inc .......................      54,390
       2,745        * United Auto Group, Inc ......................      32,254
       1,295        * West Marine, Inc ............................      21,691
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS   1,638,890
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.06%
       1,400          Building Materials Holding Corp .............      18,634
       1,847        * Central Garden & Pet Co .....................      39,969
       7,700          Fastenal Co .................................     217,063
     303,689          Home Depot, Inc .............................   7,397,864
      13,881        * Louisiana-Pacific Corp ......................     110,076
     100,409          Lowe's Cos ..................................   4,098,695
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES   11,882,301
                                                                    -----------
 BUSINESS SERVICES--7.37%
      45,937        * 3Com Corp ...................................     226,469
         600        * 3D Systems Corp .............................       2,796
       1,800          Aaron Rents, Inc ............................      36,684
       5,316          ABM Industries, Inc .........................      69,852
       1,520        * Acacia Research--Acacia Technologies ........       1,839
       5,200        * Acclaim Entertainment, Inc ..................       2,028
       7,470        * Activision, Inc .............................     107,942
       4,700        * Actuate Corp ................................       6,528
       9,922        * Acxiom Corp .................................     166,987
       2,400        * Administaff, Inc ............................      15,000
      30,887          Adobe Systems, Inc ..........................     952,246
       4,029        * Advent Software, Inc ........................      49,029
       2,449        * Advo, Inc ...................................      80,817
       5,800        * Aether Systems, Inc .........................      18,270
      12,627        * Affiliated Computer Services, Inc (Class A) .     558,871
       3,980        * Agile Software Corp .........................      25,552
       9,759        * Akamai Technologies, Inc ....................      13,760
       8,088        * Alliance Data Systems Corp ..................     137,496
         500        * Altiris, Inc ................................       6,245
       4,830        * American Management Systems, Inc ............      58,346
       2,334        * AMN Healthcare Services, Inc ................      25,627
       2,212        * Ansys, Inc ..................................      52,977
       2,173        * Anteon International Corp ...................      48,784
     553,570        * AOL Time Warner, Inc ........................   6,011,770
       1,900        * APAC Customer Services, Inc .................       4,408
       6,126        * Aquantive, Inc ..............................      27,261
       3,711        * Arbitron, Inc ...............................     117,639
      31,903        * Ariba, Inc ..................................      89,966
       3,700        * Armor Holdings, Inc .........................      37,000
      31,065        * Ascential Software Corp .....................      86,982
       2,707        * Asiainfo Holdings, Inc ......................      10,909
       6,870        * Aspect Communications Corp ..................      21,160
       3,600        * Aspen Technology, Inc .......................       8,640
       4,201        * At Road, Inc ................................      28,399
      14,594          Autodesk, Inc ...............................     222,704
      80,181          Automatic Data Processing, Inc ..............   2,468,773
       1,864        * Barra, Inc ..................................      55,342
      46,282        * BEA Systems, Inc ............................     471,614
      13,909        * Bisys Group, Inc ............................     226,995
      30,885        * BMC Software, Inc ...........................     466,055
       7,300        * Borland Software Corp .......................      67,160
       2,675          Brady Corp (Class A) ........................      75,649
      34,425        * Brocade Communications Systems, Inc .........     167,994
       3,286        * CACI International, Inc (Class A) ...........     109,621
      34,776        * Cadence Design Systems, Inc .................     347,765
       2,100        * Caminus Corp ................................      18,669


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  89

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

 BUSINESS SERVICES--(CONTINUED)
       2,000        * Carreker Corp ...............................  $    4,100
       5,184        * Catalina Marketing Corp .....................      99,688
       1,306        * CCC Information Services Group, Inc .........      21,131
       1,500        * CDI Corp ....................................      34,950
     140,583        * Cendant Corp ................................   1,785,404
      19,045        * Ceridian Corp ...............................     266,249
       3,569        * Cerner Corp .................................     115,564
       8,194        * Certegy, Inc ................................     206,489
       7,900        * Checkfree Corp ..............................     177,592
      10,866        * ChoicePoint, Inc ............................     368,357
       4,000        * Chordiant Software, Inc .....................       4,440
       6,162        * Ciber, Inc ..................................      29,331
      21,861        * Citrix Systems, Inc .........................     287,691
      14,290        * CNET Networks, Inc ..........................      35,870
       3,197        * Cognizant Technology Solutions Corp .........     215,318
      59,113          Computer Associates International, Inc ......     807,484
       3,800        * Computer Horizons Corp ......................      11,704
         400        * Computer Programs & Systems, Inc ............       9,800
      21,049        * Computer Sciences Corp ......................     685,145
      42,734        * Compuware Corp ..............................     144,868
       1,908        * Concord Communications, Inc .................      16,352
      22,656        * Convergys Corp ..............................     299,059
       1,499        * CoStar Group, Inc ...........................      33,456
       2,200        * Covansys Corp ...............................       5,214
       4,233        * Cross County, Inc ...........................      48,680
         619        * Cross Media Marketing Corp ..................         217
       7,271        * CSG Systems International, Inc ..............      63,040
       1,957        * Datastream Systems, Inc .....................      13,347
       8,359          Deluxe Corp .................................     335,447
       4,600        * Dendrite International, Inc .................      39,100
       1,000        * Digimarc Corp ...............................      11,640
       4,300        * Digital Insight Corp ........................      59,985
       4,024        * Digital River, Inc ..........................      55,089
         601        * DocuCorp International, Inc .................       1,977
       6,106        * Documentum, Inc .............................      80,111
      14,111        * DoubleClick, Inc ............................     109,642
      15,378        * DST Systems, Inc ............................     418,282
       9,652        * Dun & Bradstreet Corp .......................     369,189
         756        * Dynamics Research Corp ......................       9,873
      10,150        * E.piphany, Inc ..............................      40,397
      17,886        * Earthlink, Inc ..............................     102,850
       3,967        * Echelon Corp ................................      41,892
       4,293        * Eclipsys Corp ...............................      34,220
       6,944        * eFunds Corp .................................      47,712
       1,651        * Electro Rent Corp ...........................      15,685
      15,533        * Electronic Arts, Inc ........................     910,855
      61,941          Electronic Data Systems Corp ................   1,090,162
         600        * Embarcadero Technologies, Inc ...............       3,792
      25,015        * Enterasys Networks, Inc .....................      46,278
       5,657        * Entrust, Inc ................................      14,143
       1,250        * EPIQ Systems, Inc ...........................      24,000
      18,737          Equifax, Inc ................................     374,553
       2,500        * eSpeed, Inc (Class A) .......................      29,075
          62        * Expedia, Inc Wts 02/04/09 ...................       2,059
      14,292        * Extreme Networks, Inc .......................      61,884
       2,400        * F5 Networks, Inc ............................      30,312
       2,769          Factset Research Systems, Inc ...............      89,854
       6,324          Fair Isaac Corp .............................     321,386
       2,357        * Fidelity National Information
                         Solutions, Inc ...........................      41,837
       4,509        * Filenet Corp ................................      47,299
      98,801          First Data Corp .............................   3,656,625
      24,715        * Fiserv, Inc .................................     778,028
       4,117        * Freemarkets, Inc ............................      22,520
       3,736        * Getty Images, Inc ...........................     102,591
         129          Grey Global Group, Inc ......................      79,592
       1,400        * GSI Commerce, Inc ...........................       2,366
       7,598        * GTECH Holdings Corp .........................     248,151
         800        * Hall Kinion & Associates, Inc ...............       1,184
       4,514        * Harris Interactive, Inc .....................      24,737
       1,054        * Healthcare Services Group ...................      12,495
       1,952        * Heidrick & Struggles International, Inc .....      22,643
       9,302          Henry (Jack) & Associates, Inc ..............      98,508
       5,800        * Homestore, Inc ..............................       3,248
       1,300        * Hotels.Com (Class A) ........................      74,978
       4,400        * Hyperion Solutions Corp .....................     106,700
      31,919        * i2 Technologies, Inc ........................      23,460
         200        * ICT Group, Inc ..............................       1,932
       3,735        * iDine Rewards Network, Inc ..................      27,826
       2,531        * IDX Systems Corp ............................      39,689
       1,069        * iGate Corp ..................................       3,036
       3,061        * I-many, Inc .................................       2,296
       4,400        * Imation Corp ................................     163,768
      32,874          IMS Health, Inc .............................     513,163
         340        * Infogrames, Inc .............................         605
       8,542        * Informatica Corp ............................      55,096
       2,013        * Information Resources, Inc ..................       2,577
         500        * Inforte Corp ................................       2,955
       2,981        * infoUSA, Inc ................................      14,309
       1,100        * Integral Systems, Inc .......................      23,320
       4,334        * Interactive Data Corp .......................      60,719
       6,300        * Intergraph Corp .............................     109,242
      13,882        * Interland, Inc ..............................       9,162
       4,555        * Internet Security Systems, Inc ..............      45,231
         715          Interpool, Inc ..............................       9,617
      49,758        * Interpublic Group Of Cos, Inc ...............     462,749
      11,700        * Interwoven, Inc .............................      21,294
       1,500        * Intrado, Inc ................................      11,850
      24,680        * Intuit, Inc .................................     918,096
       7,995        * Iron Mountain, Inc ..........................     305,809
      13,142        * J.D. Edwards & Co ...........................     144,825
       4,169        * JDA Software Group, Inc .....................      42,149
      42,345        * Juniper Networks, Inc .......................     345,959
       7,202        * Keane, Inc ..................................      58,912
       2,545          Kelly Services, Inc (Class A) ...............      54,768
       2,400        * Keynote Systems, Inc ........................      22,320
       1,435        * Kforce, Inc .................................       3,875
       4,000        * Korn/Ferry International ....................      26,200
       3,177        * Kroll, Inc ..................................      68,020
       2,713        * Kronos, Inc .................................      95,091
       4,450        * Labor Ready, Inc ............................      25,365
       9,596        * Lamar Advertising Co ........................     281,643
       1,037        * Lawson Software, Inc ........................       4,812
      11,230        * Legato Systems, Inc .........................      57,610
         951        * LendingTree, Inc ............................      11,098
      14,322        * Liberate Technologies .......................      29,933
       8,314        * Looksmart Ltd ...............................      22,947
       7,173        * Macromedia, Inc .............................      86,650
       5,896        * Macrovision Corp ............................      70,693
       2,207        * Magma Design Automation, Inc ................      17,104
       2,447        * Manhattan Associates, Inc ...................      42,896
       9,910          Manpower, Inc ...............................     296,111
       1,175        * Mantech International Corp (Class A) ........      17,412
       9,646        * Manugistics Group, Inc ......................      21,993
       1,748        * MAPICS, Inc .................................      11,537
       2,400        * Mapinfo Corp ................................       9,288
       6,880        * Matrixone, Inc ..............................      23,254
       1,000          McGrath RentCorp ............................      22,600
         898        * Medical Staffing Network Holdings, Inc ......       9,519
       1,199        * MedQuist, Inc ...............................      20,443




                        SEE NOTES TO FINANCIAL STATEMENTS

90  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
       1,044        * Memberworks, Inc ............................ $    21,809
       8,530        * Mentor Graphics Corp ........................      76,258
       9,918        * Mercury Interactive Corp ....................     294,366
       4,400        * MetaSolv, Inc ...............................       6,248
       8,650        * Micromuse, Inc ..............................      44,980
   1,157,572          Microsoft Corp ..............................  28,024,818
       2,600        * Midway Games, Inc ...........................       8,606
      12,924        * MPS Group, Inc ..............................      67,463
       1,973        * MRO Software, Inc ...........................      13,535
       3,012        * MSC.Software Corp ...........................      23,343
         391        * Nassda Corp .................................       2,581
       3,886        * National Instruments Corp ...................     137,059
       1,000        * National Processing, Inc ....................      13,920
       3,043        * NCO Group, Inc ..............................      44,124
      10,964        * NCR Corp ....................................     201,080
       4,200          NDCHealth Corp ..............................      70,434
         785        * Neoforma, Inc ...............................       9,938
       2,512        * Netegrity, Inc ..............................       9,320
       4,644        * NETIQ Corp ..................................      51,827
       1,400        * Netratings, Inc .............................       9,100
       1,400        * Netscout Systems, Inc .......................       3,905
       1,283        * NetScreen Technologies, Inc .................      21,529
      20,126        * Network Associates, Inc .....................     277,940
         900        * NIC, Inc ....................................       1,575
         400        * Novadigm, Inc ...............................         740
      44,648        * Novell, Inc .................................      95,995
       4,166        * Nuance Communications, Inc ..................       9,082
       2,900        * NYFIX, Inc ..................................      10,759
      24,156          Omnicom Group, Inc ..........................   1,308,531
       3,108        * On Assignment, Inc ..........................      13,147
       4,648        * Onyx Software Corp ..........................       4,090
      26,231        * Openwave Systems, Inc .......................      37,248
         800        * Opnet Technologies, Inc .....................       4,376
     532,255        * Oracle Corp .................................   5,774,435
       6,750        * Overture Services, Inc ......................     102,398
       2,700        * Packeteer, Inc ..............................      26,460
      33,477        * Parametric Technology Corp ..................      72,645
       2,500        * PC-Tel, Inc .................................      22,525
       2,757        * PDF Solutions, Inc ..........................      17,507
       1,427        * PDI, Inc ....................................      10,560
         861        * PEC Solutions, Inc ..........................      10,143
       2,767        * Pegasus Solutions, Inc ......................      30,990
         300        * Pegasystems, Inc ............................       1,197
         676        * Penton Media, Inc ...........................         372
      35,861        * Peoplesoft, Inc .............................     548,673
       9,784        * Perot Systems Corp (Class A) ................     100,384
       2,400        * Phoenix Technologies Ltd ....................      10,200
       7,307          Pittston Brink's Group ......................     101,275
       2,143        * Pixar, Inc ..................................     115,893
       2,301        * PLATO Learning, Inc .........................      10,313
      16,054        * Portal Software, Inc ........................      11,559
      14,782        * Priceline.com, Inc ..........................      24,242
       2,437        * Probusiness Services, Inc ...................      32,461
       4,411        * Progress Software Corp ......................      79,177
         900        * Protection One, Inc .........................       1,431
         375        * Proxymed, Inc ...............................       2,813
       2,300        * QRS Corp ....................................      11,293
       2,037        * Quadramed Corp ..............................       2,363
       5,457        * Quest Software, Inc .........................      49,113
       2,999        * Quovadx, Inc ................................       5,788
       3,200        * R.H. Donnelley Corp .........................      94,976
       2,600        * Radiant Systems, Inc ........................      19,240
       1,800        * Radisys Corp ................................      11,934
       5,854        * Raindance Communications, Inc ...............       9,835
      13,743        * RealNetworks, Inc ...........................      56,759
      13,803        * Red Hat, Inc ................................      74,950
      19,640        * Redback Networks, Inc .......................      11,391
       3,072        * Register.com, Inc ...........................      16,957
         409        * Remedytemp, Inc (Class A) ...................       4,920
       1,212        * Renaissance Learning, Inc ...................      21,368
       4,423        * Rent-A-Center, Inc ..........................     241,982
       3,200        * Rent-Way, Inc ...............................      11,520
       8,691        * Retek, Inc ..................................      50,147
       8,194          Reynolds & Reynolds Co (Class A) ............     207,308
       1,546        * RMH Teleservices, Inc .......................      10,049
      19,550        * Robert Half International, Inc ..............     260,211
       2,308          Rollins, Inc ................................      53,153
       3,309        * Roxio, Inc ..................................      20,516
       7,000        * RSA Security, Inc ...........................      49,700
       7,800        * S1 Corp .....................................      39,936
       1,645        * Sanchez Computer Associates, Inc ............       6,761
       9,800        * Sapient Corp ................................      14,994
       5,890        * Scansoft, Inc ...............................      26,505
       3,800        * Secure Computing Corp .......................      13,984
       5,784        * Seebeyond Technology Corp ...................      11,684
       1,900        * Serena Software, Inc ........................      30,326
      50,406        * Siebel Systems, Inc .........................     403,752
       4,900        * Sitel Corp ..................................       5,145
       6,373       b* SONICblue, Inc ..............................         178
       8,300        * SonicWALL, Inc ..............................      29,880
       6,716        * Sotheby's Holdings, Inc (Class A) ...........      61,653
       3,389        * SpeechWorks International, Inc ..............       7,862
       7,296        * Spherion Corp ...............................      28,965
       1,400        * SPSS, Inc ...................................      15,848
         492        * SRA International, Inc (Class A) ............      11,660
         800        * SS&C Technologies, Inc ......................       9,720
       1,400        * Startek, Inc ................................      31,990
       4,959        * StorageNetworks, Inc ........................       4,463
     419,156        * Sun Microsystems, Inc .......................   1,366,449
      36,087        * Sungard Data Systems, Inc ...................     768,653
      11,921        * Sybase, Inc .................................     154,377
       2,800        * Sykes Enterprises, Inc ......................      10,892
      18,541        * Symantec Corp ...............................     726,436
       9,797        * Synopsys, Inc ...............................     416,960
         300        * Synplicity, Inc .............................         957
         500        * Syntel, Inc .................................       9,585
       5,100        * Systems & Computer Technology Corp ..........      39,015
       5,544        * Take-Two Interactive Software, Inc ..........     123,908
       1,768          Talx Corp ...................................      22,931
       4,100        * TeleTech Holdings, Inc ......................      22,263
       4,896        * THQ, Inc ....................................      64,040
       9,781        * TIBCO Software, Inc .........................      41,080
       1,652        * Tier Technologies, Inc (Class B) ............      16,718
       8,680        * Titan Corp ..................................      64,666
      10,994        * TMP Worldwide, Inc ..........................     117,966
       4,735          Total System Services, Inc ..................      74,150
       3,744        * Transaction Systems Architects, Inc (Class A)      22,239
         579        * Tripos, Inc .................................       2,924
       3,500        * Trizetto Group, Inc .........................      14,455
       4,131        * Tyler Technologies, Inc .....................      14,582
      41,732        * Unisys Corp .................................     386,438
       2,194        * United Online, Inc ..........................      37,825
       6,312        * United Rentals, Inc .........................      60,721
       2,500        * Universal Compression Holdings, Inc .........      43,625
       9,327        * Valueclick, Inc .............................      28,261
       3,243        * Vastera, Inc ................................      12,356
         400        * Verint Systems, Inc .........................       6,760
      27,272        * VeriSign, Inc ...............................     238,357
      52,950        * Veritas Software Corp .......................     930,878



                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  91

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

 BUSINESS SERVICES--(CONTINUED)
       3,233        * Verity, Inc ................................. $    44,777
      11,594          Viad Corp ...................................     248,575
       2,800        * Viewpoint Corp ..............................       1,288
      26,414        * Vignette Corp ...............................      40,149
       4,964        * VitalWorks, Inc .............................      19,062
       5,500        * Vitria Technology, Inc ......................       3,740
         900        * Volt Information Sciences, Inc ..............       9,234
       4,100        * WatchGuard Technologies, Inc ................      24,600
       2,533        * WebEx Communications, Inc ...................      26,191
      37,381        * WebMD Corp ..................................     337,177
       6,271        * webMethods, Inc .............................      57,254
       2,605        * Websense, Inc ...............................      38,215
       9,922        * Westwood One, Inc ...........................     309,963
       7,692        * Wind River Systems, Inc .....................      22,922
       1,600        * Witness Systems, Inc ........................       5,120
      50,596        * Yahoo!, Inc .................................   1,215,333
                                                                    -----------
                      TOTAL BUSINESS SERVICES .....................  82,787,159
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--13.17%
       7,100        * AVANIR Pharmaceuticals (Class A) ............       7,526
     201,687          Abbott Laboratories .........................   7,585,448
      10,868        * Abgenix, Inc ................................      94,552
         848        * Acacia Research--CombiMatrix ................       1,594
       3,320        * Adolor Corp .................................      32,901
      29,428          Air Products & Chemicals, Inc ...............   1,219,202
       2,700        * Albany Molecular Research, Inc ..............      40,257
       3,887          Albemarle Corp ..............................      94,648
       4,502          Alberto-Culver Co (Class B) .................     221,859
       2,100        * Alexion Pharmaceuticals, Inc ................      25,536
       7,686        * Alkermes, Inc ...............................      69,712
      17,889          Allergan, Inc ...............................   1,220,209
       2,278        * Allos Therapeutics, Inc .....................       9,112
       4,129          Alpharma, Inc (Class A) .....................      74,033
       1,044        * American Pharmaceutical Partners, Inc .......      19,993
     152,665        * Amgen, Inc ..................................   8,785,871
       9,383        * Amylin Pharmaceuticals, Inc .................     152,005
       8,992        * Andrx Corp ..................................     106,196
       3,800        * Aphton Corp .................................       9,500
       2,677          Arch Chemicals, Inc .........................      50,060
       2,517        * Arena Pharmaceuticals, Inc ..................      16,562
       2,150        * Arqule, Inc .................................       5,182
       1,900        * Array Biopharma, Inc ........................       8,113
       3,352        * Atherogenics, Inc ...........................      31,375
       3,418        * Atrix Laboratories, Inc .....................      48,023
      12,643          Avery Dennison Corp .........................     741,765
       2,300        * Avigen, Inc .................................       6,739
      30,607          Avon Products, Inc ..........................   1,746,129
       5,487        * Barr Laboratories, Inc ......................     312,759
       2,563        * Benthley Pharmaceuticals, Inc ...............      20,555
       5,300        * BioMarin Pharmaceutical, Inc ................      60,155
      19,281        * Biogen, Inc .................................     577,659
       1,400        * Biopure Corp ................................       4,676
       1,400        * Biosite, Inc ................................      53,774
       1,100        * Bone Care International, Inc ................       7,843
         916        * Bradley Pharmaceuticals, Inc ................      12,348
     250,388          Bristol-Myers Squibb Co .....................   5,290,698
       7,934          Cabot Corp ..................................     189,305
       4,122          Calgon Carbon Corp ..........................      20,198
       3,076          Cambrex Corp ................................      73,886
       5,113        * Cell Genesys, Inc ...........................      37,785
       3,600        * Cell Therapeutics, Inc ......................      29,844
       6,066        * Cephalon, Inc ...............................     242,276
       5,600        * Charles River Laboratories
                         International, Inc .......................     142,912
       1,194        * Chattem, Inc ................................      18,376
      11,960        * Chiron Corp .................................     448,500
       4,557          Church & Dwight Co, Inc .....................     138,351
       1,514        * Cima Labs, Inc ..............................      32,854
      21,234          Clorox Co ...................................     980,374
      70,733          Colgate-Palmolive Co ........................   3,850,705
       1,982        * Columbia Laboratories, Inc ..................       7,730
       3,900        * Connetics Corp ..............................      65,325
       5,113        * Corixa Corp .................................      34,973
      13,614          Crompton Corp ...............................      55,137
       2,900        * Cubist Pharmaceuticals, Inc .................      23,229
       5,053        * Cytec Industries, Inc .......................     140,726
         564        * DEL Laboratories, Inc .......................      10,609
       2,900          Diagnostic Products Corp ....................     108,315
      12,440          Dial Corp ...................................     241,336
       1,500        * Digene Corp .................................      24,810
     117,314          Dow Chemical Co .............................   3,239,067
     128,350          Du Pont (E.I.) de Nemours & Co ..............   4,987,681
       1,800        * Durect Corp .................................       2,520
       1,577        * EPIX Medical, Inc ...........................      12,616
       9,757          Eastman Chemical Co .........................     282,855
      16,675          Ecolab, Inc .................................     822,578
       1,473        * Elizabeth Arden, Inc ........................      14,494
       1,075        * Embrex, Inc .................................       8,493
       5,300        * Enzon, Inc ..................................      60,155
       1,475        * Eon Labs, Inc ...............................      39,383
       3,400        * Esperion Therapeutics, Inc ..................      33,830
      13,615          Estee Lauder Cos (Class A) ..................     413,351
       3,513        * FMC Corp ....................................      55,084
       3,839          Ferro Corp ..................................      82,039
       2,815        * First Horizon Pharmaceutical ................       7,122
      41,496        * Forest Laboratories, Inc ....................   2,239,539
      28,543        * Genentech, Inc ..............................     999,290
       6,509        * Genta, Inc ..................................      46,455
       2,756        * Genzyme Corp (Biosurgery Division) ..........       3,256
      25,287        * Genzyme Corp (General Division) .............     921,747
       3,612          Georgia Gulf Corp ...........................      72,710
       3,000        * Geron Corp ..................................      15,870
      22,188        * Gilead Sciences, Inc ........................     931,674
     136,628          Gillette Co .................................   4,227,270
       5,136          Great Lakes Chemical Corp ...................     114,019
       2,466        * Guilford Pharmaceuticals, Inc ...............       9,124
       3,924          H.B. Fuller Co ..............................      90,723
      16,208        * Human Genome Sciences, Inc ..................     138,578
      10,083          ICN Pharmaceuticals, Inc ....................      89,840
       6,583        * ICOS Corp ...................................     123,168
      14,525        * IDEC Pharmaceuticals Corp ...................     499,936
      14,558          IMC Global, Inc .............................     140,048
      20,184        * IVAX Corp ...................................     247,254
       4,118        * Idexx Laboratories, Inc .....................     144,006
       4,700        * Ilex Oncology, Inc ..........................      43,522
       6,779        * ImClone Systems, Inc ........................     112,396
       1,058        * Immucor, Inc ................................      23,170
       5,400        * Immunogen, Inc ..............................      12,636
       4,500        * Immunomedics, Inc ...........................      11,970
       3,200        * Impax Laboratories, Inc .....................      14,368
       4,881        * Indevus Pharmaceuticals, Inc ................      11,714
         200          Inter Parfums, Inc ..........................       1,470
       2,953        * InterMune, Inc ..............................      63,342
       9,367          International Flavors & Fragrances, Inc .....     291,220
       1,054        * Inverness Medical Innovations, Inc ..........      21,091
       6,909        * Invitrogen Corp .............................     211,653
       5,210        * Isis Pharmaceuticals, Inc ...................      18,652
       2,785        * KV Pharmaceutical Co (Class A) ..............      50,409
      32,476        * King Pharmaceuticals, Inc ...................     387,450
         657        * Kos Pharmaceuticals, Inc ....................      11,478
       4,850        * La Jolla Pharmaceutical Co ..................       8,197



                        SEE NOTES TO FINANCIAL STATEMENTS

92  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
         600        * Lannett Co, Inc .............................  $    6,630
         781        * Lifecore Biomedical, Inc ....................       2,827
       8,326        * Ligand Pharmaceuticals, Inc (Class B) .......      54,036
     124,561          Lilly (Eli) & Co ............................   7,118,661
       2,900        * MGI Pharma, Inc .............................      36,569
       3,463          MacDermid, Inc ..............................      70,818
       2,518        * Martek Biosciences Corp .....................      71,813
       7,863        * Medarex, Inc ................................      25,397
       3,454        * Medicines Co ................................      64,383
       3,600        * Medicis Pharmaceutical Corp (Class A) .......     200,124
      32,339        * Medimmune, Inc ..............................   1,061,689
     292,732          Merck & Co, Inc .............................  16,035,913
       8,245          Millennium Chemicals, Inc ...................      96,302
      36,261        * Millennium Pharmaceuticals, Inc .............     285,015
       2,667          Minerals Technologies, Inc ..................     101,639
      24,471          Mylan Laboratories, Inc .....................     703,541
       4,887        * NBTY, Inc ...................................      92,658
         985          NL Industries, Inc ..........................      15,859
       4,211        * NPS Pharmaceuticals, Inc ....................      65,102
       4,200        * Nabi Biopharmaceuticals .....................      25,200
       4,000        * Napro Biotherapeutics, Inc ..................       2,600
         802        * Nastech Pharmaceutical Co ...................       6,817
       1,300          Nature's Sunshine Products, Inc .............      11,401
       6,877        * Nektar Therapeutics .........................      43,463
       1,200        * Neose Technologies, Inc .....................       8,556
       3,500        * Neurocrine Biosciences, Inc .................     146,230
       1,542        * Neurogen Corp ...............................       5,613
       3,321        * Noven Pharmaceuticals, Inc ..................      46,893
       3,078        * OM Group, Inc ...............................      26,933
       4,600        * OSI Pharmaceuticals, Inc ....................      73,600
       1,700          Octel Corp ..................................      24,633
       6,060          Olin Corp ...................................     110,119
       4,017        * Omnova Solutions, Inc .......................      11,850
       1,700        * Onyx Pharmaceuticals, Inc ...................      14,161
       3,301        * OraSure Technologies, Inc ...................      19,278
      21,825          PPG Industries, Inc .........................     983,871
       1,200        * Pain Therapeutics, Inc ......................       2,052
       2,000        * Penwest Pharmaceuticals Co ..................      32,000
      10,500        * Peregrine Pharmaceuticals, Inc ..............       5,250
     807,033          Pfizer, Inc .................................  25,147,148
       2,336        * Pharmaceutical Resources, Inc ...............      99,233
     167,157          Pharmacia Corp ..............................   7,237,898
         956          PolyMedica Corp .............................      29,110
      12,375        * PolyOne Corp ................................      48,263
       2,700        * Pozen, Inc ..................................      10,260
       6,300        * Praecis Pharmaceuticals, Inc ................      24,381
      21,097          Praxair, Inc ................................   1,188,816
     168,005          Procter & Gamble Co .........................  14,960,845
         600        * Progenics Pharmaceuticals ...................       2,652
      10,568        * Protein Design Labs, Inc ....................      78,203
         900          Quaker Chemical Corp ........................      18,360
       1,881        * Quidel Corp .................................       6,226
      15,187          RPM International, Inc ......................     159,464
         272        * Revlon, Inc (Class A) .......................         751
       3,392        * Ribapharm, Inc ..............................      17,571
      20,090          Rohm & Haas Co ..............................     598,280
      10,222        * SICOR, Inc ..................................     170,707
       1,981        * Salix Pharmaceuticals Ltd ...................      13,411
       2,855        * Sangstat Medical Corp .......................      28,008
     189,501          Schering-Plough Corp ........................   3,378,803
       6,011        * Scios, Inc ..................................     264,845
       2,500        * Scotts Co (Class A) .........................     129,500
       8,101        * Sepracor, Inc ...............................     109,688
       2,440        * Serologicals Corp ...........................      20,740
      16,806          Sherwin-Williams Co .........................     444,183
       9,509          Sigma-Aldrich Corp ..........................     423,055
      15,695          Solutia, Inc ................................      24,327
         900          Stepan Co ...................................      20,736
       3,541        * SuperGen, Inc ...............................       9,879
       1,700        * SurModics, Inc ..............................      52,547
       3,585        * Tanox, Inc ..................................      46,426
       2,500        * Terra Industries, Inc .......................       3,400
       4,600        * Texas Biotechnology Corp ....................       5,704
      10,200          USEC, Inc ...................................      56,100
       7,112        * Unifi, Inc ..................................      34,209
       1,600        * United Therapeutics Corp ....................      27,584
       6,372          Valspar Corp ................................     260,806
       9,901        * Vertex Pharmaceuticals, Inc .................     110,099
       1,458        * Vical, Inc ..................................       3,689
       2,500        * Vicuron Pharmaceuticals, Inc ................      27,075
       1,800        * Virbac Corp .................................       9,396
       8,304        * WR Grace & Co ...............................      12,290
      12,971        * Watson Pharmaceuticals, Inc .................     373,176
       4,700          Wellman, Inc ................................      43,851
       1,657          West Pharmaceutical Services, Inc ...........      32,477
       1,694        * Women First Healthcare, Inc .................         847
     171,425          Wyeth .......................................   6,483,294
         781        * Zymogenetics, Inc ...........................       7,185
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS ......... 148,057,632
                                                                    -----------
 COAL MINING--0.03%
       5,980          Arch Coal, Inc ..............................     113,699
       3,081          Consol Energy, Inc ..........................      50,929
       8,200          Massey Energy Co ............................      77,080
       2,667          Peabody Energy Corp .........................      74,383
                                                                    -----------
                      TOTAL COAL MINING ...........................     316,091
                                                                    -----------
 COMMUNICATIONS--5.45%
         652        * Acme Communication, Inc .....................       4,205
         700        * AirGate PCS, Inc ............................         175
       6,519        * Alamosa Holdings, Inc .......................       2,347
         200        * Alaska Communications Systems Group, Inc ....         400
      10,884        * Allegiance Telecom, Inc .....................       3,265
      40,110          Alltel Corp .................................   1,795,324
      19,896        * American Tower Corp (Class A) ...............     109,826
      98,608          AT&T Corp ...................................   1,597,450
     289,381        * AT&T Wireless Services, Inc .................   1,909,918
      42,325        * Avaya, Inc ..................................      86,345
         500        * Beasley Broadcast Group, Inc (Class A) ......       4,855
     242,227          BellSouth Corp ..............................   5,249,059
       1,895        * Boston Communications Group .................      29,676
      26,726        * Broadwing, Inc ..............................     106,904
      17,767        * Cablevision Systems Corp (Class A) ..........     337,395
         200        * Centennial Communications Corp ..............         362
      18,306          CenturyTel, Inc .............................     505,246
      14,500        * Charter Communications, Inc (Class A) .......      12,035
      66,629        * Clear Channel Communications, Inc ...........   2,260,056
     213,025        * Comcast Corp ................................   6,090,385
      71,862        * Comcast Corp Special ........................   1,975,486
       1,600        * Commonwealth Telephone Enterprises, Inc .....      62,112
      26,726        * Cox Communications, Inc (Class A) ...........     831,446
       4,695        * Cox Radio, Inc (Class A) ....................      96,999
      28,140        * Crown Castle International Corp .............     154,770
       3,300        * Crown Media Holdings, Inc (Class A) .........       9,075
       1,900          CT Communications, Inc ......................      18,164
       3,631        * Cumulus Media, Inc (Class A) ................      52,867
      31,167        * EchoStar Communications Corp (Class A) ......     900,103
       5,016        * Emmis Communications Corp (Class A) .........      84,670
       4,505        * Entercom Communications Corp ................     197,815
       6,005        * Entravision Communications Corp (Class A) ...      32,427
         532        * Fisher Communications, Inc ..................      23,754



                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  93

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----
 COMMUNICATIONS--(CONTINUED)
          20       b* Focal Communications Corp ................... $         1
          15       b* Focal Communications Corp Wts 12/14/07 ......           0
      10,336        * Foundry Networks, Inc .......................      83,101
      17,516        * Fox Entertainment Group, Inc (Class A) ......     467,152
       4,781        * General Communication, Inc (Class A) ........      28,447
       4,760          Global Payments, Inc ........................     145,275
       1,600        * Golden Telecom, Inc .........................      23,840
         845          Gray Television, Inc (Class A) ..............       8,957
       1,933        * Hearst-Argyle Television, Inc ...............      39,994
       1,600          Hickory Tech Corp ...........................      14,354
       7,846        * Hispanic Broadcasting Corp ..................     162,098
       6,625        * IDT Corp ....................................      99,243
          72        * IDT Corp (Class B) ..........................       1,086
       8,200        * Infonet Services Corp (Class B) .............      10,496
       5,800        * Insight Communications Co, Inc ..............      69,310
       2,500        * ITXC Corp ...................................       3,500
         391        * j2 Global Communications, Inc ...............      11,140
      45,060        * Level 3 Communications, Inc .................     232,510
       2,234          Liberty Corp ................................      97,402
       3,259        * Lightbridge, Inc ............................      20,792
       1,951        * Lin TV Corp (Class A) .......................      40,015
       1,300        * Lodgenet Entertainment Corp .................      11,050
     504,751        * Lucent Technologies, Inc ....................     741,984
       1,500        * Mastec, Inc .................................       3,375
         621        * McLeodUSA, Inc (Class A) ....................         342
       6,450        * Mediacom Communications Corp ................      56,760
       2,141        * Metro One Telecommunications, Inc ...........      10,662
       1,300        * Net2Phone, Inc ..............................       4,342
      86,638        * Nextel Communications, Inc (Class A) ........   1,160,083
       9,700        * Nextel Partners, Inc (Class A) ..............      48,888
       1,700          North Pittsburgh Systems, Inc ...............      22,967
       3,600        * PanAmSat Corp ...............................      50,832
       2,300        * Paxson Communications Corp ..................       5,014
       5,783        * Price Communications Corp ...................      69,165
       6,805        * PTEK Holdings, Inc ..........................      25,383
     176,512        * Qwest Communications International, Inc .....     616,030
       2,200        * Radio One, Inc (Class A) ....................      29,128
       7,200        * Radio One, Inc (Class D) ....................      95,328
       5,748        * RCN Corp ....................................       4,139
       2,720        * Regent Communications, Inc ..................      12,920
       2,375        * Saga Communications, Inc (Class A) ..........      41,088
       1,182        * Salem Communications Corp (Class A) .........      19,267
     431,716          SBC Communications, Inc .....................   8,660,223
         324          Shenandoah Telecom Co .......................       8,835
       4,590        * Sinclair Broadcast Group, Inc (Class A) .....      36,077
       5,700        * Spanish Broadcasting System, Inc (Class A) ..      34,998
     115,179          Sprint Corp (FON Group) .....................   1,353,353
      93,383        * Sprint Corp (PCS Group) .....................     407,150
       1,607          SureWest Communications .....................      43,951
       4,344        * Talk America Holdings, Inc ..................      31,490
       6,621          Telephone & Data Systems, Inc ...............     270,865
       4,368        * Time Warner Telecom, Inc (Class A) ..........      14,152
       2,400        * Tivo, Inc ...................................      12,288
       9,195        * Touch America Holdings, Inc .................         828
       1,444        * Triton PCS Holdings, Inc (Class A) ..........       3,177
       2,159        * U.S. Cellular Corp ..........................      50,974
       7,836        * U.S. Unwired, Inc (Class A) .................       2,351
      28,713        * U.S.A. Interactive, Inc .....................     769,221
       3,641        * Ubiquitel, Inc ..............................       1,384
       8,497        * UnitedGlobalcom, Inc (Class A) ..............      25,916
      19,605        * Univision Communications, Inc (Class A) .....     480,519
     351,871          Verizon Communications, Inc .................  12,438,640
     201,522        * Viacom, Inc (Class B) .......................   7,359,619
       2,000        * West Corp ...................................      35,380
       8,075        * Western Wireless Corp (Class A) .............      45,382
       2,300        * Wireless Facilities, Inc ....................      13,271
       7,032        * XM Satellite Radio Holdings, Inc ............      41,418
       2,000        * Young Broadcasting, Inc (Class A) ...........      24,460
                                                                    -----------
                      TOTAL COMMUNICATIONS ........................  61,298,298
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.58%
       1,705          1st Source Corp .............................      21,824
       1,077          ABC Bancorp .................................      14,744
      46,731          AmSouth Bancorp .............................     929,012
         710          American National Bankshares, Inc ...........      17,530
       2,901          Anchor Bancorp Wisconsin, Inc ...............      63,677
         720          Arrow Financial Corp ........................      20,628
       9,843          Associated Banc-Corp ........................     318,224
      10,323          Astoria Financial Corp ......................     239,803
      61,929          BB&T Corp ...................................   1,946,428
       1,954        * BOK Financial Corp ..........................      63,837
       1,000          BSB Bancorp, Inc ............................      21,671
       1,599          Banc Corp ...................................       7,947
         400          Bancfirst Corp ..............................      17,644
      10,652          Bancorpsouth, Inc ...........................     195,997
       1,400          Bank Mutual Corp ............................      35,378
     198,945          Bank Of America Corp ........................  13,297,484
       2,126          Bank Of Granite Corp ........................      35,313
       8,287          Bank Of Hawaii Corp .........................     255,240
      94,174          Bank Of New York Co, Inc ....................   1,930,567
         469          Bank Of The Ozarks, Inc .....................      13,066
     151,830          Bank One Corp ...............................   5,256,355
       6,100          BankAtlantic Bancorp, Inc (Class A) .........      59,719
      20,762          Banknorth Group, Inc ........................     452,819
       2,400        * Bankunited Financial Corp (Class A) .........      42,360
       1,144          Banner Corp .................................      18,075
       9,627        * Bay View Capital Corp .......................      52,467
         738          Berkshire Hills Bancorp, Inc ................      16,974
       2,392          Boston Private Financial Holdings, Inc ......      35,784
         350          Bostonfed Bancorp, Inc ......................       8,001
         542          Bryn Mawr Bank Corp .........................      19,414
         327          CB Bancshares, Inc ..........................      15,951
       1,467          CCBT Financial Cos, Inc .....................      32,274
       1,600          CFS Bancorp, Inc ............................      21,936
       2,000          CPB, Inc ....................................      50,900
       4,631          CVB Financial Corp ..........................      89,754
         908          Camden National Corp ........................      22,836
         800          Capital City Bank Group, Inc ................      31,288
       2,734          Capitol Federal Financial ...................      81,965
       1,476          Cascade Bancorp .............................      21,564
       2,100          Cathay Bancorp, Inc .........................      81,984
         935        * Central Coast Bancorp .......................      14,867
         521          Century Bancorp, Inc (Class A) ..............      14,249
         451          Charter Financial Corp ......................      13,670
      29,882          Charter One Financial, Inc ..................     826,536
       3,300          Chemical Financial Corp .....................      87,549
       4,602          Chittenden Corp .............................     120,296
     674,419          Citigroup, Inc ..............................  23,233,768
       5,745          Citizens Banking Corp .......................     135,812
       1,546          Citizens First Bancorp, Inc .................      29,992
         900          City Bank ...................................      20,250
       2,060          City Holding Co .............................      56,362
       5,300          City National Corp ..........................     232,882
         900          CoBiz, Inc ..................................      12,510
         400          Coastal Bancorp, Inc ........................      12,080
       1,217          Coastal Financial Corp ......................      14,373
      16,048          Colonial Bancgroup, Inc .....................     180,540
         721          Columbia Bancorp ............................      17,665
       1,620        * Columbia Banking System, Inc ................      22,275
      23,036          Comerica, Inc ...............................     872,604



                        SEE NOTES TO FINANCIAL STATEMENTS

94  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
       7,500          Commerce Bancorp, Inc ....................... $   298,050
       7,936          Commerce Bancshares, Inc ....................     290,061
       5,433          Commercial Federal Corp .....................     118,005
       1,600          Community Bank System, Inc ..................      50,288
       1,554          Community Trust Bancorp, Inc ................      39,239
      16,480          Compass Bancshares, Inc .....................     515,330
      65,626        * Concord EFS, Inc ............................     616,884
       1,100          Corus Bankshares, Inc .......................      43,901
       6,764          Cullen/Frost Bankers, Inc ...................     205,490
       2,354          Dime Community Bancshares ...................      53,742
       2,756          Downey Financial Corp .......................     108,614
       3,079          East West Bancorp, Inc ......................      94,987
       1,745        * Euronet Worldwide, Inc ......................      13,960
       5,524          FNB Corp ....................................     158,207
         622          FNB Corp (Virginia) .........................      17,385
         766          Farmers Capital Bank Corp ...................      24,512
       2,323          Fidelity Bankshares, Inc ....................      42,604
      65,905          Fifth Third Bancorp .........................   3,304,526
         800          Financial Institutions, Inc .................      15,856
         900          First Bancorp (North Carolina) ..............      22,653
       4,447          First Bancorp (Puerto Rico) .................     119,980
       1,000          First Busey Corp (Class A) ..................      23,400
       4,256          First Charter Corp ..........................      74,310
         747          First Citizens Bancshares, Inc (Class A) ....      70,285
       7,308          First Commonwealth Financial Corp ...........      85,138
       1,286          First Community Bancorp .....................      37,180
       1,150          First Community Bancshares, Inc .............      37,950
         700          First Essex Bancorp, Inc ....................      21,714
       1,800          First Federal Capital Corp ..................      36,558
       4,338          First Financial Bancorp .....................      68,801
       1,424          First Financial Bankshares, Inc .............      50,552
         900          First Financial Corp (Indiana) ..............      42,534
       1,747          First Financial Holdings, Inc ...............      43,098
       2,135          First Merchants Corp ........................      48,699
       6,525          First Midwest Bancorp, Inc ..................     168,410
         811          First National Corp .........................      20,559
         464          First Oak Brook Bancshares, Inc .............      14,101
         500          First Of Long Island Corp ...................      17,225
       1,183        * First Republic Bank .........................      25,553
       3,342          First Sentinel Bancorp, Inc .................      46,186
         407          First South Bancorp, Inc ....................      13,333
         757          First State Bancorp .........................      16,192
      16,465          First Tennessee National Corp ...............     653,825
       9,226          First Virginia Banks, Inc ...................     361,936
       2,100        * FirstFed Financial Corp .....................      63,399
      11,050          FirstMerit Corp .............................     203,762
         712          Firstfed America Bancorp, Inc ...............      19,936
       2,014          Flagstar Bancorp, Inc .......................      53,109
     135,343          FleetBoston Financial Corp ..................   3,231,991
       1,250          Flushing Financial Corp .....................      21,750
         203          Franklin Financial Corp .....................       5,911
       2,252          Frontier Financial Corp .....................      55,512
      13,618          Fulton Financial Corp .......................     256,155
       1,000          GBC Bancorp .................................      24,150
       2,212          Glacier Bancorp, Inc ........................      59,193
       3,832          Gold Banc Corp, Inc .........................      30,694
      16,223          Golden West Financial Corp ..................   1,166,920
         600          Great Southern Bancorp, Inc .................      22,200
      10,956          Greenpoint Financial Corp ...................     490,938
       1,750          Hancock Holding Co ..........................      75,285
       1,033          Hanmi Financial Corp ........................      17,561
       2,600          Harbor Florida Bancshares, Inc ..............      60,736
       2,336          Harleysville National Corp ..................      56,835
      20,991          Hibernia Corp (Class A) .....................     356,007
       9,746          Hudson City Bancorp, Inc ....................     197,259
       2,257          Hudson River Bancorp, Inc ...................      51,866
       5,926          Hudson United Bancorp .......................     182,521
       1,230          Humboldt Bancorp ............................      15,695
      30,425          Huntington Bancshares, Inc ..................     565,601
         700          IberiaBank Corp .............................      28,490
       1,300          Independent Bank Corp (Massachusetts) .......      26,013
       2,684          Independent Bank Corp (Michigan) ............      53,958
       7,581          IndyMac Bancorp, Inc ........................     147,450
       1,983          Integra Bank Corp ...........................      34,008
       1,600        * Intercept, Inc ..............................       6,576
         977          Interchange Financial Services Corp .........      16,756
       3,068          International Bancshares Corp ...............     119,069
       2,239          Irwin Financial Corp ........................      43,638
         776        * Itla Capital Corp ...........................      25,647
     257,286          J.P. Morgan Chase & Co ......................   6,100,251
      54,996          KeyCorp .....................................   1,240,710
       1,123          LSB Bancshares, Inc .........................      17,519
       1,330          Lakeland Bancorp, Inc .......................      21,147
         495          Lakeland Financial Corp .....................      12,375
      10,160          M & T Bank Corp .............................     798,373
       2,651          MAF Bancorp, Inc ............................      89,206
       1,594          MB Financial, Inc ...........................      57,065
         755          Macatawa Bank Corp ..........................      16,248
       1,800          Main Street Banks, Inc ......................      33,210
         748          MainSource Financial Group, Inc .............      17,578
      28,692          Marshall & Ilsley Corp ......................     733,387
      56,882          Mellon Financial Corp .......................   1,209,311
       9,210          Mercantile Bankshares Corp ..................     312,587
         552          Merchants Bancshares, Inc ...................      13,447
       3,380          Mid-State Bancshares ........................      56,480
       1,150          Midwest Banc Holdings, Inc ..................      20,953
         416          NASB Financial, Inc .........................       9,360
         900          NBC Capital Corp ............................      21,600
       3,644          NBT Bancorp, Inc ............................      63,515
       1,104          Nara Bancorp, Inc ...........................      14,054
      78,748          National City Corp ..........................   2,193,132
      26,459          National Commerce Financial Corp ............     627,078
       2,255          National Penn Bancshares, Inc ...............      60,998
       6,085          NetBank, Inc ................................      56,530
      13,916          New York Community Bancorp, Inc .............     414,697
      21,067          North Fork Bancorp, Inc .....................     620,423
      25,296          Northern Trust Corp .........................     770,263
       1,300          Northwest Bancorp, Inc ......................      21,021
       1,769          OceanFirst Financial Corp ...................      38,016
       3,900        * Ocwen Financial Corp ........................      11,778
       8,438          Old National Bancorp ........................     180,573
         766          Old Second Bancorp, Inc .....................      28,995
       1,000          Omega Financial Corp ........................      34,750
       1,632          PFF Bancorp, Inc ............................      52,371
      36,558          PNC Financial Services Group, Inc ...........   1,549,328
       4,549          Pacific Capital Bancorp .....................     134,832
       1,005        * Pacific Union Bank ..........................      11,628
       1,563          Park National Corp ..........................     145,828
         483          Parkvale Financial Corp .....................      10,626
         952          Partners Trust Financial Group, Inc .........      16,184
         628          Peapack Gladstone Financial Corp ............      15,731
         500          Pennfed Financial Services, Inc .............      13,275
         775          Pennrock Financial Services Corp ............      21,778
       3,100          People's Bank ...............................      78,275
       1,201          Peoples Bancorp, Inc ........................      27,815
         700          Peoples Holding Co ..........................      29,820
       3,312          Provident Bankshares Corp ...................      76,441
       5,314          Provident Financial Group, Inc ..............     112,816
       2,139          R & G Financial Corp (Class B) ..............      47,058


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  95

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
      29,637          Regions Financial Corp ...................... $   960,239
       7,021          Republic Bancorp, Inc .......................      82,707
         600          Republic Bancorp, Inc (Class A) (Kentucky) ..       6,900
         400          Republic Bancshares, Inc ....................       7,980
       1,566          Riggs National Corp .........................      22,472
       9,114          Roslyn Bancorp, Inc .........................     163,870
         624          Royal Bancshares Of Pennsylvania (Class A) ..      12,143
       3,415          S & T Bancorp, Inc ..........................      87,322
         600          S.Y. Bancorp, Inc ...........................      21,600
         920          Santander Bancorp ...........................      12,291
       1,200          Seacoast Banking Corp Of Florida ............      23,268
       3,000          Seacoast Financial Services Corp ............      54,753
         900          Second Bancorp, Inc .........................      19,935
       5,756        * Silicon Valley Bancshares ...................     104,702
       1,157          Simmons First National Corp (Class A) .......      41,710
       9,774          Sky Financial Group, Inc ....................     192,255
       5,941          South Financial Group, Inc ..................     128,623
      45,011          SouthTrust Corp .............................   1,149,131
       3,700        * Southwest Bancorp Of Texas, Inc .............     111,111
         496          Southwest Bancorp, Inc ......................      11,309
      33,860          Sovereign Bancorp, Inc ......................     468,961
         800          St. Francis Capital Corp ....................      18,264
         780          State Bancorp, Inc ..........................      14,430
      42,140          State Street Corp ...........................   1,332,888
       6,282          Staten Island Bancorp, Inc ..................      93,727
       1,601          Sterling Bancorp ............................      39,454
       4,788          Sterling Bancshares, Inc ....................      56,929
       2,385          Sterling Financial Corp (Pennsylvania) ......      53,758
       1,244        * Sterling Financial Corp (Spokane) ...........      26,398
         831          Summit Bancshares, Inc ......................      15,889
       1,144        * Sun Bancorp, Inc (New Jersey) ...............      16,771
         688          Sun Bancorp, Inc (Pennsylvania) .............      13,423
      32,224          SunTrust Banks, Inc .........................   1,696,594
      38,294          Synovus Financial Corp ......................     685,080
       9,947          TCF Financial Corp ..........................     398,278
       3,282          Texas Regional Bancshares, Inc (Class A) ....      99,084
         527          Trico Bancshares ............................      13,333
         863          Troy Financial Corp .........................      22,032
       2,258          Trust Co Of New Jersey ......................      61,689
       8,811          Trustco Bank Corp NY ........................      84,850
       5,614          Trustmark Corp ..............................     133,389
     247,115          U.S. Bancorp ................................   4,690,243
       1,320          U.S.B. Holding Co, Inc ......................      21,516
       2,438          UCBH Holdings, Inc ..........................     107,223
       2,101          UMB Financial Corp ..........................      77,123
       3,481          Umpqua Holdings Corp ........................      62,971
         788          Union Bankshares Corp .......................      21,125
      25,952          Union Planters Corp .........................     682,278
       6,615          UnionBanCal Corp ............................     260,763
       4,900          United Bankshares, Inc ......................     135,730
       2,034          United Community Banks, Inc .................      46,884
       4,972          United Community Financial Corp .............      43,505
       3,065          Unizan Financial Corp .......................      56,151
      12,452          Valley National Bancorp .....................     306,693
         878          Virginia Financial Group, Inc ...............      23,487
       6,050          W Holding Co, Inc ...........................     111,078
       1,100          WSFS Financial Corp .........................      34,760
     176,881          Wachovia Corp ...............................   6,026,336
         540          Warwick Community Bancorp ...................      15,984
       9,242          Washington Federal, Inc .....................     194,637
       2,094          Washington Trust Bancorp, Inc ...............      42,320
       6,073          Webster Financial Corp ......................     213,284
     221,125          Wells Fargo & Co ............................   9,948,458
       2,643          Wesbanco, Inc ...............................      62,031
       2,060          West Coast Bancorp ..........................      29,314
       4,290          Westamerica Bancorp .........................     169,412
       5,221          Whitney Holding Corp ........................     178,141
         500          Willow Grove Bancorp, Inc ...................       7,400
       8,552          Wilmington Trust Corp .......................     237,746
       1,821          Wintrust Financial Corp .....................      52,081
       1,025          Yardville National Bancorp ..................      17,435
      11,845          Zions Bancorp ...............................     506,729
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS ............... 118,897,934
                                                                    -----------
 EATING AND DRINKING PLACES--0.61%
       1,474        * AFC Enterprises, Inc ........................      19,840
       7,363          Applebee's International, Inc ...............     206,459
       3,850        * Aramark Corp (Class B) ......................      88,165
         294        * Benihana, Inc (Class A) .....................       3,028
       4,737          Bob Evans Farms, Inc ........................     114,114
      12,801        * Brinker International, Inc ..................     390,431
       1,682        * Buca, Inc ...................................       9,251
       6,478          CBRL Group, Inc .............................     177,821
       3,112        * CEC Entertainment, Inc ......................      84,678
       5,943        * CKE Restaurants, Inc ........................      26,149
       1,616        * California Pizza Kitchen, Inc ...............      37,168
       1,616        * Champps Entertainment, Inc ..................      13,510
       1,182        * Checkers Drive-In Restaurant ................       6,714
       1,103        * Chicago Pizza & Brewery, Inc ................       7,743
      22,563          Darden Restaurants, Inc .....................     402,750
       1,320        * Dave & Buster's, Inc ........................      11,946
       2,456          IHOP Corp ...................................      55,358
       4,410        * Jack In The Box, Inc ........................      79,865
       5,219        * Krispy Kreme Doughnuts, Inc .................     176,715
       3,000          Landry's Restaurants, Inc ...................      50,400
       2,530          Lone Star Steakhouse & Saloon, Inc ..........      53,611
       1,679        * Luby's, Inc .................................       2,216
     164,393          McDonald's Corp .............................   2,377,123
       1,658        * O'Charley's, Inc ............................      31,784
       7,692          Outback Steakhouse, Inc .....................     272,143
       1,900        * P.F. Chang's China Bistro, Inc ..............      70,300
       1,700        * Papa John's International, Inc ..............      42,551
       2,621        * Rare Hospitality International, Inc .........      72,969
       8,292          Ruby Tuesday, Inc ...........................     169,157
       5,450        * Ryan's Family Steak Houses, Inc .............      57,230
       4,990        * Sonic Corp ..................................     127,058
       6,741        * The Cheesecake Factory, Inc .................     217,532
       2,568        * The Steak n Shake Co ........................      23,472
       1,902        * Triarc Cos, Inc .............................      52,971
      14,993          Wendy's International, Inc ..................     412,457
      38,397        * Yum! Brands, Inc ............................     934,199
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES ............   6,878,878
                                                                    -----------
 EDUCATIONAL SERVICES--0.17%
      15,438        * Apollo Group, Inc (Class A) .................     770,356
       1,855        * Apollo Group, Inc
                         (University Of Phoenix Online) ...........      79,116
       5,821        * Career Education Corp .......................     284,763
       4,756        * Corinthian Colleges, Inc ....................     187,862
       7,615        * DeVry, Inc ..................................     142,172
       3,268        * Education Management Corp ...................     129,968
       5,474        * ITT Educational Services, Inc ...............     153,272
       1,300        * Learning Tree International, Inc ............      17,576
       1,215        * Princeton Review, Inc .......................       5,006
       1,181          Strayer Education, Inc ......................      64,837
       4,100        * Sylvan Learning Systems, Inc ................      65,108
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES ..................   1,900,036
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.45%
      51,433        * AES Corp ....................................     186,191
       7,900          AGL Resources, Inc ..........................     186,677
      16,358        * Allegheny Energy, Inc .......................     101,583



                        SEE NOTES TO FINANCIAL STATEMENTS

96  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
      10,011          Allete, Inc ................................. $   207,828
      11,435          Alliant Energy Corp .........................     183,760
      16,729        * Allied Waste Industries, Inc ................     133,665
      19,655          Ameren Corp .................................     767,528
      41,590          American Electric Power Co, Inc .............     950,332
       2,278          American States Water Co ....................      54,444
      20,186        * Aquila, Inc .................................      41,987
       6,098          Atmos Energy Corp ...........................     129,643
       5,900          Avista Corp .................................      62,481
       3,176          Black Hills Corp ............................      87,308
       2,260          CH Energy Group, Inc ........................      94,242
      16,199        * CMS Energy Corp .............................      71,438
       1,742          California Water Service Group ..............      44,857
      42,338        * Calpine Corp ................................     139,715
       1,200          Cascade Natural Gas Corp ....................      23,280
       2,200        * Casella Waste Systems, Inc (Class A) ........      18,150
      35,175          Centerpoint Energy, Inc .....................     247,984
       1,300          Central Vermont Public Service Corp .........      22,360
      21,662          Cinergy Corp ................................     728,926
      36,734        * Citizens Communications Co ..................     366,605
       5,352          Cleco Corp ..................................      67,168
         900          Connecticut Water Service, Inc ..............      23,895
      27,483          Consolidated Edison, Inc ....................   1,057,271
      20,529          Constellation Energy Group, Inc .............     569,269
      16,795          DPL, Inc ....................................     209,266
       9,265          DQE, Inc ....................................     112,940
      20,852          DTE Energy Co ...............................     805,930
      39,478          Dominion Resources, Inc .....................   2,185,897
     115,191          Duke Energy Corp ............................   1,674,877
      31,404        * Dynegy, Inc (Class A) .......................      81,964
      42,256        * Edison International ........................     578,485
      74,875          El Paso Corp ................................     452,994
       6,646        * El Paso Electric Co .........................      71,777
       3,361          Empire District Electric Co .................      59,154
       4,515          Energen Corp ................................     144,751
      18,562          Energy East Corp ............................     330,404
         460          EnergySouth, Inc ............................      12,167
      28,926          Entergy Corp ................................   1,392,787
       8,100          Equitable Resources, Inc ....................     303,831
      41,661          Exelon Corp .................................   2,100,131
      22,730          FPL Group, Inc ..............................   1,339,479
      35,798          FirstEnergy Corp ............................   1,127,637
       8,722          Great Plains Energy, Inc ....................     208,194
       4,800          Hawaiian Electric Industries, Inc ...........     195,648
       5,000          Idacorp, Inc ................................     114,000
      20,282          KeySpan Corp ................................     654,095
      11,756          Kinder Morgan, Inc ..........................     529,020
       2,348          Laclede Group, Inc ..........................      54,474
       9,300          MDU Resources Group, Inc ....................     259,656
       1,956          MGE Energy, Inc .............................      51,795
         950          Middlesex Water Co ..........................      21,005
      47,640        * Mirant Corp .................................      76,226
       6,714          NSTAR .......................................     268,694
       1,703          NUI Corp ....................................      24,864
       9,449          National Fuel Gas Co ........................     206,650
       3,594          New Jersey Resources Corp ...................     117,360
      31,118          NiSource, Inc ...............................     566,366
         180        * NiSource, Inc (Sails) .......................         380
       5,668          Nicor, Inc ..................................     154,850
      17,120          Northeast Utilities .........................     238,310
       3,000          Northwest Natural Gas Co ....................      75,300
       5,300        * Northwestern Corp ...........................      11,130
       9,978          OGE Energy Corp .............................     179,305
       7,867          Oneok, Inc ..................................     144,281
       3,184          Otter Tail Corp .............................      82,466
      50,409        * PG&E Corp ...................................     678,001
       4,987          PNM Resources, Inc ..........................     112,158
      21,025          PPL Corp ....................................     748,700
       4,800          Peoples Energy Corp .........................     171,696
      20,108          Pepco Holdings, Inc .........................     349,879
       7,272          Philadelphia Suburban Corp ..................     159,631
       3,900          Piedmont Natural Gas Co, Inc ................     139,035
      10,789          Pinnacle West Capital Corp ..................     358,626
      30,694          Progress Energy, Inc ........................   1,201,670
         328        * Progress Energy, Inc (Cvo) ..................         148
      28,848          Public Service Enterprise Group, Inc ........   1,058,433
      11,603          Puget Energy, Inc ...........................     247,260
       9,795          Questar Corp ................................     289,638
      37,255        * Reliant Resources, Inc ......................     132,628
      19,193        * Republic Services, Inc ......................     380,789
       1,600          Resource America, Inc (Class A) .............      12,736
      12,926          SCANA Corp ..................................     386,746
       1,863          SEMCO Energy, Inc ...........................       6,558
         279          SJW Corp ....................................      21,344
      23,032          Sempra Energy ...............................     574,879
      12,280        * Sierra Pacific Resources ....................      39,050
       1,400          South Jersey Industries, Inc ................      44,170
      90,915          Southern Co .................................   2,585,623
       5,318        * Southern Union Co ...........................      64,614
       4,010          Southwest Gas Corp ..........................      81,604
         895          Southwest Water Co ..........................      11,188
       4,296        * Stericycle, Inc .............................     161,487
      21,412          TECO Energy, Inc ............................     227,610
      41,185          TXU Corp ....................................     735,152
       1,488          Texas Genco Holdings, Inc ...................      25,876
       3,700          UGI Corp ....................................     169,090
       1,551          UIL Holdings Corp ...........................      53,820
       3,488          Unisource Energy Corp .......................      60,342
         681          Unitil Corp .................................      17,025
       8,833          Vectren Corp ................................     189,998
       6,066          WGL Holdings, Inc ...........................     160,688
       4,200          WPS Resources Corp ..........................     168,000
       3,500        * Waste Connections, Inc ......................     120,750
      74,923          Waste Management, Inc .......................   1,586,869
       7,040          Westar Energy, Inc ..........................      85,325
       2,454          Western Gas Resources, Inc ..................      79,878
      61,737          Williams Cos, Inc ...........................     282,760
      14,761          Wisconsin Energy Corp .......................     374,929
      51,563          Xcel Energy, Inc ............................     660,528
                                                                     ----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES ..  38,804,058
                                                                     ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.26%
     105,660        * ADC Telecommunications, Inc .................     217,660
       2,973        * ATMI, Inc ...................................      57,260
       7,422          AVX Corp ....................................      66,798
       1,459        * AXT, Inc ....................................         978
       3,024        * Actel Corp ..................................      51,589
       1,022        * Acterna Corp ................................          62
       2,546        * Active Power, Inc ...........................       2,826
       2,771        * Adtran, Inc .................................      99,507
       1,745        * Advanced Energy Industries, Inc .............      14,990
      10,640        * Advanced Fibre Communications, Inc ..........     161,090
      44,872        * Advanced Micro Devices, Inc .................     277,309
         409        * Advanced Power Technology, Inc ..............       1,252
       8,264        * Aeroflex, Inc ...............................      46,774
      20,991        * Agere Systems, Inc (Class A) ................      33,586
     188,468        * Agere Systems, Inc (Class B) ................     282,702
       4,100        * Allen Telecom, Inc ..........................      39,975
       4,700        * Alliance Semiconductor Corp .................      15,040
      49,495        * Altera Corp .................................     670,162
      21,667        * American Power Conversion Corp ..............     308,538



                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  97

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       4,555        * American Superconductor Corp ................ $    16,535
       4,459          Ametek, Inc .................................     147,192
      10,988        * Amkor Technology, Inc .......................      56,808
       2,312        * Amphenol Corp (Class A) .....................      94,214
       3,896        * Anadigics, Inc ..............................       8,260
      47,150        * Analog Devices, Inc .........................   1,296,625
       2,600        * Anaren Microwave, Inc .......................      22,490
       1,180          Applica, Inc ................................       5,770
      38,950        * Applied Micro Circuits Corp .................     126,977
       9,100        * Arris Group, Inc ............................      33,670
       3,800        * Artesyn Technologies, Inc ...................      11,780
       2,400        * Artisan Components, Inc .....................      38,786
       2,291        * AstroPower, Inc .............................       9,576
      56,367        * Atmel Corp ..................................      90,187
       4,400        * Avanex Corp .................................       3,432
       3,663          Baldor Electric Co ..........................      78,388
       1,167          Bel Fuse, Inc (Class B) .....................      23,457
       3,115        * Benchmark Electronics, Inc ..................      88,248
      25,297        * Broadcom Corp (Class A) .....................     312,418
       3,592          C&D Technologies, Inc .......................      43,032
       4,889        * C-COR.net Corp ..............................      16,134
      54,507        * CIENA Corp ..................................     238,196
       3,357          CTS Corp ....................................      20,478
       1,826        * Caliper Technologies Corp ...................       6,391
       5,800        * Capstone Turbine Corp .......................       4,176
         400        * Catapult Communications Corp ................       2,544
       5,965        * Centillium Communications, Inc ..............      24,158
       3,600        * Checkpoint Systems, Inc .....................      35,424
       4,755        * ChipPAC, Inc ................................      17,118
         378        * ClearOne Communications, Inc ................         537
      23,374        * Comverse Technology, Inc ....................     264,360
      32,888        * Conexant Systems, Inc .......................      49,003
       8,600        * Cree, Inc ...................................     159,272
       2,200          Cubic Corp ..................................      35,904
      16,692        * Cypress Semiconductor Corp ..................     115,175
       1,314        * DDI Corp ....................................         197
       2,891        * DSP Group, Inc ..............................      52,414
       1,722        * Drexler Technology Corp .....................      24,969
       1,806        * Dupont Photomasks, Inc ......................      36,228
       1,301        * EMS Technologies, Inc .......................      18,162
       5,400        * ESS Technology, Inc .........................      32,184
       3,694        * Electro Scientific Industries, Inc ..........      46,397
       1,800        * Emcore Corp .................................       2,970
      54,460          Emerson Electric Co .........................   2,469,761
      12,033        * Energizer Holdings, Inc .....................     306,746
       1,773        * Energy Conversion Devices, Inc ..............      15,053
       6,109        * Entegris, Inc ...............................      60,846
       4,826        * Exar Corp ...................................      61,338
      14,761        * Fairchild Semiconductor
                         International, Inc (Class A) .............     154,400
      13,219        * Finisar Corp ................................      10,311
         746          Franklin Electric Co, Inc ...................      35,047
       3,700        * FuelCell Energy, Inc ........................      18,685
      26,638        * Gemstar-TV Guide International, Inc .........      97,735
   1,285,605          General Electric Co .........................  32,782,945
       3,867        * Genesis Microchip, Inc ......................      48,264
       1,543        * Genlyte Group, Inc ..........................      51,027
      13,712        * GlobespanVirata, Inc ........................      61,704
       6,162        * GrafTech International Ltd ..................      17,562
       3,391          Harman International Industries, Inc ........     198,611
       8,778        * Harmonic, Inc ...............................      29,231
       7,958          Harris Corp .................................     220,994
       3,398          Helix Technology Corp .......................      29,257
         700        * Hexcel Corp .................................       2,037
       6,483          Hubbell, Inc (Class B) ......................     202,918
       3,389        * Hutchinson Technology, Inc ..................      83,776
       1,600        * IXYS Corp ...................................       8,464
       1,500        * Inet Technologies, Inc ......................       8,850
         200        * Inrange Technologies Corp (Class B) .........         366
       6,136        * Integrated Circuit Systems, Inc .............     133,151
      14,304        * Integrated Device Technology, Inc ...........     113,574
       2,700        * Integrated Silicon Solution, Inc ............       6,345
     864,059          Intel Corp ..................................  14,066,881
       2,674          Inter-Tel, Inc ..............................      40,137
       6,380        * Interdigital Communications Corp ............     144,399
       8,179        * International Rectifier Corp ................     160,881
      15,065        * Intersil Corp (Class A) .....................     234,411
     156,261        * JDS Uniphase Corp ...........................     445,344
      19,269        * Jabil Circuit, Inc ..........................     337,208
      11,583        * Kemet Corp ..................................      90,347
       7,851        * Kopin Corp ..................................      39,569
       8,963        * L-3 Communications Holdings, Inc ............     360,044
       1,611          LSI Industries, Inc .........................      14,580
      48,748        * LSI Logic Corp ..............................     220,341
      12,099        * Lattice Semiconductor Corp ..................      91,226
         652        * Lifeline Systems, Inc .......................      13,314
      41,015          Linear Technology Corp ......................   1,266,133
       2,970        * Littelfuse, Inc .............................      53,133
       7,877        * MEMC Electronic Materials, Inc ..............      88,616
       4,042        * MIPS Technologies, Inc (Class A) ............       7,356
          90        * MIPS Technologies, Inc (Class B) ............         155
       9,200        * MRV Communications, Inc .....................      10,396
       2,386        * Magnetek, Inc ...............................       5,726
       1,100        * Manufacturers Services Ltd ..................       5,170
       1,601        * Mattson Technology, Inc .....................       2,914
      41,750          Maxim Integrated Products, Inc ..............   1,508,010
       9,865          Maytag Corp .................................     187,731
       7,617        * McData Corp (Class A) .......................      65,439
       1,629        * Medis Technologies Ltd ......................       8,340
       2,646        * Mercury Computer Systems, Inc ...............      71,971
       1,801        * Merix Corp ..................................       7,204
       5,400          Methode Electronics, Inc (Class A) ..........      43,740
       8,493        * Micrel, Inc .................................      78,305
      25,930          Microchip Technology, Inc ...................     516,007
      70,169        * Micron Technology, Inc ......................     571,176
       3,400        * Microsemi Corp ..............................      37,230
       3,979        * Microtune, Inc ..............................       8,396
      17,233          Molex, Inc ..................................     370,165
       2,085        * Monolithic System Technology, Inc ...........      14,678
       1,897        * Moog, Inc (Class A) .........................      58,048
     293,448          Motorola, Inc ...............................   2,423,880
       4,854        * Mykrolis Corp ...............................      40,532
         500          National Presto Industries, Inc .............      13,075
      23,073        * National Semiconductor Corp .................     393,164
       2,887        * Netro Corp ..................................       7,766
       7,212        * New Focus, Inc ..............................      22,501
         600        * Next Level Communications, Inc ..............         708
      19,440        * Novellus Systems, Inc .......................     530,129
      16,423        * Nvidia Corp .................................     211,036
       2,800        * ON Semiconductor Corp .......................       3,556
         756        * OSI Systems, Inc ............................      11,952
       8,300        * Oak Technology, Inc .........................      29,299
       2,157        * Omnivision Technologies, Inc ................      44,693
      10,510        * Oplink Communications, Inc ..................      10,300
         100        * Optical Communication Products, Inc .........          97
       1,246        * PLX Technology, Inc .........................       2,965
      22,188        * PMC-Sierra, Inc .............................     132,019
       1,149        * Paradyne Networks, Inc ......................       1,494
       2,053          Park Electrochemical Corp ...................      31,082
         600        * Parkervision, Inc ...........................       3,384






                        SEE NOTES TO FINANCIAL STATEMENTS

98  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       2,400        * Pericom Semiconductor Corp .................. $    18,672
       4,200        * Photronics, Inc .............................      49,938
       3,656        * Pixelworks, Inc .............................      20,108
       5,135        * Plantronics, Inc ............................      75,022
       5,326        * Plexus Corp .................................      48,733
       2,100        * Plug Power, Inc .............................      10,626
      13,205        * Polycom, Inc ................................     106,696
         700        * Powell Industries, Inc ......................       9,758
       3,500        * Power Integrations, Inc .....................      72,555
       6,162        * Power-One, Inc ..............................      27,113
       7,169        * Powerwave Technologies, Inc .................      24,375
       1,860        * Proton Energy Systems .......................       4,576
      13,574        * Proxim Corp (Class A) .......................       8,144
      11,376        * QLogic Corp .................................     422,505
      99,454          Qualcomm, Inc ...............................   3,586,311
      21,394        * RF Micro Devices, Inc .......................     128,984
      10,249        * Rambus, Inc .................................     135,389
       4,525        * Rayovac Corp ................................      49,096
       1,807        * Read-Rite Corp ..............................       1,175
       2,500          Regal-Beloit Corp ...........................      38,275
       6,600        * Remec, Inc ..................................      31,680
         300          Richardson Electronics Ltd ..................       2,487
      23,721          Rockwell Collins, Inc .......................     435,755
       2,200        * Rogers Corp .................................      65,384
       1,900        * SBS Technologies, Inc .......................      13,813
         800        * Salton, Inc .................................       8,400
      68,100        * Sanmina-SCI Corp ............................     275,124
      20,681          Scientific-Atlanta, Inc .....................     284,157
       3,900        * Seachange International, Inc ................      28,197
       8,405        * Semtech Corp ................................     127,336
       6,600        * Silicon Image, Inc ..........................      26,268
       3,466        * Silicon Laboratories, Inc ...................      90,636
       8,200        * Silicon Storage Technology, Inc .............      18,860
         700        * Siliconix, Inc ..............................      16,660
       2,765        * Sipex Corp ..................................      10,369
       6,058        * Sirius Satellite Radio, Inc .................       4,422
      18,146        * Skyworks Solutions, Inc .....................     113,050
       2,256          Smith (A.O.) Corp ...........................      60,461
      28,268        * Sonus Networks, Inc .........................      63,603
       1,700        * Spectralink Corp ............................      12,461
       1,700        * Standard Microsystems Corp ..................      25,823
       1,400        * Stoneridge, Inc .............................      13,482
       9,344        * Stratex Networks, Inc .......................      19,342
         290        * Stratos Lightwave, Inc ......................         905
       1,400        * Supertex, Inc                                      19,250
      21,789        * Sycamore Networks, Inc ......................      66,456
         400        * Synaptics, Inc ..............................       3,000
       2,700        * TTM Technologies, Inc .......................       9,288
       5,046        * Technitrol, Inc .............................      73,873
       5,800        * Tekelec .....................................      50,344
      51,314        * Tellabs, Inc ................................     297,108
       5,624        * Tellium, Inc ................................       2,981
       8,310        * Terayon Communication Systems, Inc ..........      14,210
     224,185          Texas Instruments, Inc ......................   3,669,908
       5,157        * Thomas & Betts Corp .........................      73,126
       2,800        * Three-Five Systems, Inc .....................      14,280
       2,400        * Tollgrade Communications, Inc ...............      34,440
      14,526        * Transmeta Corp ..............................      14,526
         800        * Trikon Technologies, Inc ....................       2,752
      17,830        * Triquint Semiconductor, Inc .................      50,281
       4,500        * Turnstone Systems, Inc ......................      12,735
      11,121        * U.S. Industries, Inc ........................      44,039
         800        * Ulticom, Inc ................................       5,136
       2,100        * Universal Display Corp ......................      17,178
       1,800        * Universal Electronics, Inc ..................      17,370
       8,193        * Utstarcom, Inc ..............................     163,778
       4,200        * Varian Semiconductor Equipment
                         Associates, Inc ..........................      85,428
       3,100        * Viasat, Inc .................................      35,247
       2,266        * Vicor Corp ..................................      12,916
       1,200        * Virage Logic Corp ...........................       7,500
      21,224        * Vishay Intertechnology, Inc .................     216,070
      25,164        * Vitesse Semiconductor Corp ..................      53,851
       8,011          Whirlpool Corp ..............................     392,779
       3,169        * White Electronic Designs Corp ...............      21,486
       2,569        * Wilson Greatbatch Technologies, Inc .........      71,906
       1,000          Woodhead Industries, Inc ....................      11,890
       1,700        * Xicor, Inc ..................................       6,902
      43,432        * Xilinx, Inc .................................   1,016,743
       3,200        * Zomax, Inc ..................................       9,280
                      TOTAL ELECTRONIC AND                           ----------
                         OTHER ELECTRIC EQUIPMENT .................  81,630,468
                                                                     ----------
 ENGINEERING AND MANAGEMENT SERVICES--0.76%
       1,950        * aaiPharma, Inc ..............................      16,809
         677        * Advisory Board Co/The .......................      23,661
       6,326        * Affymetrix, Inc .............................     164,476
       5,200        * Answerthink, Inc ............................      11,440
       3,300        * Antigenics, Inc .............................      27,357
       8,287        * Applera Corp (Celera Genomics Group) ........      71,434
         700        * Applied Molecular Evolution .................       1,939
       3,200        * Ariad Pharmaceuticals, Inc ..................       4,096
         500        * Baker (Michael) Corp ........................       4,310
      22,749        * BearingPoint, Inc ...........................     144,911
         431        * Bioreliance Corp ............................       8,327
       6,690        * Bio-Technology General Corp .................      17,996
       9,986        * Celgene Corp ................................     260,435
      13,254        * Century Business Services, Inc ..............      34,063
         881        * Charles River Associates, Inc ...............      15,065
       2,100        * Ciphergen Biosystems, Inc ...................      11,844
       1,500        * Cornell Cos, Inc ............................      12,600
       4,700        * Corporate Executive Board Co ................     167,414
       3,672        * Corrections Corp Of America .................      64,113
       8,180        * Covance, Inc ................................     189,122
       7,800        * CuraGen Corp ................................      31,980
       3,500        * CV Therapeutics, Inc ........................      63,105
       2,740        * Decode Genetics, Inc ........................       5,069
         300        * Deltagen, Inc ...............................          81
       1,545        * DiamondCluster
                         International, Inc (Class A) .............       2,163
       1,500        * Digitas, Inc ................................       4,845
       2,247        * Discovery Partners International, Inc .......       6,179
       4,647        * Diversa Corp ................................      43,496
       1,459        * eResearch Technology, Inc ...................      39,160
       1,280        * Exact Sciences Corp .........................      13,197
       7,266        * Exelixis, Inc ...............................      48,392
       5,923        * Exult, Inc ..................................      43,416
       2,094        * First Consulting Group, Inc .................      13,611
      10,531          Fluor Corp ..................................     354,684
       1,600        * Forrester Research, Inc .....................      22,576
       2,505        * FTI Consulting, Inc .........................     115,781
      11,612        * Gartner, Inc (Class A) ......................      80,703
         104        * Gartner, Inc (Class B) ......................         783
       4,000        * Gene Logic, Inc .............................      20,280
       1,100        * Genencor International, Inc .................      11,165
      56,162          Halliburton Co ..............................   1,164,238
       7,400        * Incyte Corp .................................      22,126
       6,200        * Jacobs Engineering Group, Inc ...............     260,462
       1,300        * Kendle International, Inc ...................       4,381
       2,000        * Kosan Biosciences, Inc ......................       8,920
       1,162          Landauer, Inc ...............................      42,645
       5,600        * Lexicon Genetics, Inc .......................      22,344
       2,600        * Luminex Corp ................................      12,142




                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  99

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 ENGINEERING AND MANAGEMENT SERVICES--(CONTINUED)
       1,910        * MAXIMUS, Inc ................................ $    40,530
       3,928        * Maxygen, Inc ................................      28,596
      33,833          Monsanto Co .................................     554,861
      16,928          Moody's Corp ................................     782,581
       3,900        * Myriad Genetics, Inc ........................      39,351
       7,000        * Navigant Consulting, Inc ....................      37,100
       1,288        * Neopharm, Inc ...............................      14,825
       2,600        * Parexel International Corp ..................      35,672
      42,324          Paychex, Inc ................................   1,162,640
       3,366        * Per-Se Technologies, Inc ....................      26,760
       6,253        * Pharmaceutical Product Development, Inc .....     167,899
       2,741        * Pharmacopeia, Inc ...........................      24,039
       1,899        * PracticeWorks, Inc ..........................      19,503
       4,063        * PRG-Schultz International, Inc ..............      29,294
      10,587        * Quest Diagnostics, Inc ......................     631,938
      15,040        * Quintiles Transnational Corp ................     182,886
       4,106        * Regeneron Pharmaceuticals, Inc ..............      30,877
       1,406        * Research Frontiers, Inc .....................      10,039
       2,366        * Resources Connection, Inc ...................      50,348
         800        * Rigel Pharmaceuticals, Inc ..................         592
       1,730        * Right Management Consultants, Inc ...........      22,473
       2,400        * Sangamo Biosciences, Inc ....................       6,888
       2,300        * Seattle Genetics, Inc .......................       5,474
       4,900        * Sequenom, Inc ...............................       9,011
      39,351          Servicemaster Co ............................     393,510
       2,583        * Sourcecorp ..................................      36,188
       2,300        * Symyx Technologies, Inc .....................      34,523
       1,000        * Tejon Ranch Co ..............................      26,450
       4,686        * Telik, Inc ..................................      62,980
       6,100        * Tetra Tech, Inc .............................      86,254
       2,973        * Transkaryotic Therapies, Inc ................      17,600
       1,050        * TRC Cos, Inc ................................      13,776
       1,781        * Trimeris, Inc ...............................      73,342
       4,602        * Tularik, Inc ................................      23,240
       8,322        * U.S. Oncology, Inc ..........................      59,086
       3,745        * URS Corp ....................................      43,180
       2,809        * Watson Wyatt & Co Holdings ..................      56,461
                                                                     ----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES ...   8,550,103
                                                                     ----------
 ENVIRONMENTAL QUALITY AND HOUSING--0.00%
       2,400        * Cadiz, Inc ..................................         252
                                                                     ----------
                      TOTAL ENVIRONMENTAL QUALITY AND HOUSING .....         252
                                                                     ----------
 FABRICATED METAL PRODUCTS--0.58%
       4,153        * Alliant Techsystems, Inc ....................     224,304
       7,285          Ball Corp ...................................     405,775
         900          Butler Manufacturing Co .....................      14,760
       1,500          CIRCOR International, Inc ...................      20,385
       6,743          Crane Co ....................................     117,463
      20,464        * Crown Holdings, Inc .........................     115,008
      14,472          Danaher Corp ................................     951,679
         699        * Drew Industries, Inc ........................      10,632
      19,424          Fortune Brands, Inc .........................     832,707
       4,028        * Griffon Corp ................................      51,961
         800        * Gulf Island Fabrication, Inc ................      13,984
       5,033          Harsco Corp .................................     153,456
      28,566          Illinois Tool Works, Inc ....................   1,661,113
       2,006        * Intermagnetics General Corp .................      35,787
         700        * Ladish Co, Inc ..............................       3,115
      62,722          Masco Corp ..................................   1,167,884
       1,090        * Material Sciences Corp ......................      10,976
       1,500        * Mobile Mini, Inc ............................      23,970
       2,700        * NCI Building Systems, Inc ...................      41,877
       4,689        * Raytech Corp ................................      27,524
       1,910        * SPS Technologies, Inc .......................      46,604
       4,600        * Shaw Group, Inc .............................      46,230
       1,100        * Silgan Holdings, Inc ........................      24,387
       1,716        * Simpson Manufacturing Co, Inc ...............      58,001
       7,767          Snap-On, Inc ................................     192,311
       8,914          Stanley Works ...............................     213,847
       2,200          Sturm Ruger & Co, Inc .......................      19,272
       6,954        * Tower Automotive, Inc .......................      16,481
       1,362          Valmont Industries, Inc .....................      29,419
         806        * Water Pik Technologies, Inc .................       5,642
       1,699          Watts Industries, Inc (Class A) .............      26,470
                                                                     ----------
                      TOTAL FABRICATED METAL PRODUCTS .............   6,563,024
                                                                     ----------
 FOOD AND KINDRED PRODUCTS--3.74%
       2,065        * American Italian Pasta Co (Class A) .........      89,311
     113,284          Anheuser-Busch Cos, Inc .....................   5,280,167
      74,029          Archer Daniels Midland Co ...................     799,513
         800        * Aurora Foods, Inc ...........................         304
       1,200        * Boston Beer Co, Inc (Class A) ...............      15,072
      29,225          Campbell Soup Co ............................     613,725
         100          Coca-Cola Bottling Co Consolidated ..........       4,990
     262,214          Coca-Cola Co ................................  10,614,423
      30,417          Coca-Cola Enterprises, Inc ..................     568,494
      69,346          Conagra Foods, Inc ..........................   1,392,488
       9,356        * Constellation Brands, Inc (Class A) .........     212,381
       3,459          Coors (Adolph) Co (Class B) .................     167,762
       4,318          Corn Products International, Inc ............     125,913
      11,460        * Dean Foods Co ...............................     491,749
      24,603        * Del Monte Foods Co ..........................     183,538
       2,512          Dreyer's Grand Ice Cream, Inc ...............     174,132
         135          Farmer Brothers Co ..........................      41,450
       2,778          Flowers Foods, Inc ..........................      76,089
      47,379          General Mills, Inc ..........................   2,158,113
      45,445          H.J. Heinz Co ...............................   1,326,994
      11,604        * Hercules, Inc ...............................     100,955
      12,162          Hershey Foods Corp ..........................     762,071
       1,049        * Horizon Organic Holding Corp ................      13,742
       9,388          Hormel Foods Corp ...........................     198,744
       2,400        * International Multifoods Corp ...............      46,368
       5,366          Interstate Bakeries Corp ....................      56,343
         700        * J & J Snack Foods Corp ......................      21,224
       5,812          J.M. Smucker Co .............................     203,246
      31,996          Kellogg Co ..................................     980,677
      36,449          Kraft Foods, Inc (Class A) ..................   1,027,862
       3,600          Lancaster Colony Corp .......................     138,056
       2,600          Lance, Inc ..................................      20,904
      17,937          McCormick & Co, Inc (Non-Vote) ..............     432,999
       1,737        * Monterey Pasta Co ...........................       5,211
         300        * National Beverage Corp ......................       4,191
         831        * Peets Coffee & Tea, Inc .....................      13,778
       1,291          Penford Corp ................................      15,453
      22,920          Pepsi Bottling Group, Inc ...................     410,956
      11,312          PepsiAmericas Inc ...........................     133,029
     228,259          PepsiCo, Inc ................................   9,130,360
       1,600          Pilgrim's Pride Corp (Class B) ..............      12,768
       4,102        * Ralcorp Holdings, Inc .......................     106,816
         700          Riviana Foods, Inc ..........................      16,324
       1,000        * Robert Mondavi Corp (Class A) ...............      20,050
         800          Sanderson Farms, Inc ........................      15,336
     101,441          Sara Lee Corp ...............................   1,896,947
       5,596          Sensient Technologies Corp ..................     112,032
      14,361        * Smithfield Foods, Inc .......................     254,477
         800          Tasty Baking Co .............................       6,600
       3,662          Tootsie Roll Industries, Inc ................     104,477
       4,100        * Topps Co, Inc ...............................      34,768
      30,096          Tyson Foods, Inc (Class A) ..................     233,252
      20,896          Wrigley (Wm.) Jr Co .........................   1,180,624
                                                                     ----------
                      TOTAL FOOD AND KINDRED PRODUCTS .............  42,047,248
                                                                     ----------



                        SEE NOTES TO FINANCIAL STATEMENTS

100  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 FOOD STORES--0.47%
       2,602        * 7-Eleven, Inc ............................... $    18,110
      45,894          Albertson's, Inc ............................     865,102
         100        * Arden Group, Inc (Class A) ..................       5,296
       1,891        * Great Atlantic & Pacific Tea Co, Inc ........       8,150
       1,200          Ingles Markets, Inc (Class A) ...............      11,460
     102,598        * Kroger Co ...................................   1,349,164
       2,701        * Panera Bread Co (Class A) ...................      82,353
       4,237        * Pathmark Stores, Inc ........................      28,303
         808        * Penn Traffic Co .............................       1,002
       3,299          Ruddick Corp ................................      40,578
      57,284        * Safeway, Inc ................................   1,084,386
      49,932        * Starbucks Corp ..............................   1,286,248
       1,221          Weis Markets, Inc ...........................      37,375
       6,500        * Whole Foods Market, Inc .....................     361,660
       2,259        * Wild Oats Markets, Inc ......................      20,918
       7,673          Winn-Dixie Stores, Inc ......................     101,437
                                                                     ----------
                      TOTAL FOOD STORES ...........................   5,301,542
                                                                     ----------
 FORESTRY--0.12%
      28,213          Weyerhaeuser Co .............................   1,349,428
                                                                     ----------
                      TOTAL FORESTRY ..............................   1,349,428
                                                                     ----------
 FURNITURE AND FIXTURES--0.33%
       1,043          Bassett Furniture Industries, Inc ...........      10,952
         400        * Bush Industries, Inc (Class A) ..............         652
       3,946          Ethan Allen Interiors, Inc ..................     116,131
       6,333        * Furniture Brands International, Inc .........     123,873
       7,553          HON Industries, Inc .........................     215,261
       9,389          Herman Miller, Inc ..........................     151,163
       6,774          Hillenbrand Industries, Inc .................     345,339
      11,488          Johnson Controls, Inc .......................     832,191
       4,500          Kimball International, Inc (Class B) ........      62,780
       6,186          La-Z-Boy, Inc ...............................     106,894
       8,349        * Lear Corp ...................................     295,137
      24,797          Leggett & Platt, Inc ........................     453,289
      34,509          Newell Rubbermaid, Inc ......................     978,330
         600          Stanley Furniture Co, Inc ...................      12,750
       3,151          Steelcase, Inc (Class A) ....................      30,092
         423          Virco Manufacturing Corp ....................       4,078
                                                                     ----------
                      TOTAL FURNITURE AND FIXTURES                    3,738,912
                                                                     ----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.32%
      37,766        * Bed Bath & Beyond, Inc ......................   1,304,438
      33,143        * Best Buy Co, Inc ............................     893,867
      27,000          Circuit City Stores, Inc (Circuit City Group)     140,400
       2,378        * Cost Plus, Inc ..............................      62,589
       2,257        * EUniverse, Inc ..............................      11,488
         985        * Electronics Boutique Holdings Corp ..........      16,538
       1,890        * Gamestop Corp ...............................      22,680
       1,500        * Guitar Center, Inc ..........................      30,555
       1,800          Haverty Furniture Cos, Inc ..................      19,350
       2,601        * Intertan, Inc ...............................      12,225
       4,899        * Linens `n Things, Inc .......................      99,548
      11,846          Pier 1 Imports, Inc .........................     187,878
      22,649          RadioShack Corp .............................     504,846
       2,182        * Restoration Hardware, Inc ...................       5,477
       1,021        * Rex Stores Corp .............................      10,363
       4,165        * The Bombay Co, Inc ..........................      22,699
       1,236        * Trans World Entertainment Corp ..............       2,830
       2,100        * Tweeter Home Entertainment Group, Inc .......      10,017
       1,300        * Ultimate Electronics, Inc ...................      10,335
      11,376        * Williams-Sonoma, Inc ........................     247,997
                                                                     ----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES ..   3,616,120
                                                                     ----------


 GENERAL BUILDING CONTRACTORS--0.25%
       1,542        * Beazer Homes U.S.A., Inc ....................      90,685
       7,912          Centex Corp .................................     430,096
      12,194          Clayton Homes, Inc ..........................     134,622
      14,983          D.R. Horton, Inc ............................     287,674
         200        * Dominion Homes, Inc .........................       2,720
       2,000        * Hovnanian Enterprises, Inc (Class A) ........      69,100
       5,260          KB Home .....................................     239,067
       6,930          Lennar Corp .................................     371,102
       1,562          M/I Schottenstein Homes, Inc ................      44,798
       2,541          MDC Holdings, Inc ...........................      97,550
       1,300        * Meritage Corp ...............................      43,589
         683        * NVR, Inc ....................................     224,707
       1,800        * Palm Harbor Homes, Inc ......................      25,416
       6,289          Pulte Homes, Inc ............................     315,393
       3,242          Ryland Group, Inc ...........................     140,022
       4,300          Standard-Pacific Corp .......................     109,693
         100        * Technical Olympic U.S.A., Inc ...............       1,685
       6,000        * Toll Brothers, Inc ..........................     115,800
       1,064        * WCI Communities, Inc ........................      11,129
       2,900          Walter Industries, Inc ......................      25,288
         489        * William Lyon Homes, Inc .....................      12,357
                                                                     ----------
                      TOTAL GENERAL BUILDING CONTRACTORS ..........   2,792,493
                                                                     ----------
 GENERAL MERCHANDISE STORES--2.76%
       5,485        * 99 Cents Only Stores ........................     139,868
       9,049        * BJ's Wholesale Club, Inc ....................     102,254
      15,295        * Big Lots, Inc ...............................     172,069
       1,024        * Brookstone, Inc .............................      16,691
       5,388          Casey's General Stores, Inc .................      64,117
      58,684        * Costco Wholesale Corp .......................   1,762,281
       9,045          Dillard's, Inc (Class A) ....................     116,861
      36,964          Dollar General Corp .........................     451,330
      14,949        * Dollar Tree Stores, Inc .....................     297,485
      20,710          Family Dollar Stores, Inc ...................     639,525
      24,592        * Federated Department Stores, Inc ............     689,068
       2,891          Fred's, Inc .................................      80,528
      34,630          J.C. Penney Co, Inc .........................     680,133
      37,644        * Kohl's Corp .................................   2,129,898
      37,207          May Department Stores Co ....................     740,047
       4,828        * Neiman Marcus Group, Inc (Class A) ..........     139,964
          30        * Neiman Marcus Group, Inc (Class B) ..........         807
         300        * Pricesmart, Inc .............................       4,485
      15,352        * Saks, Inc ...................................     118,057
      36,611          Sears Roebuck & Co ..........................     884,156
       4,300        * ShopKo Stores, Inc ..........................      50,095
       2,300        * Stein Mart, Inc .............................      11,730
     117,150          Target Corp .................................   3,427,809
         900        * Tuesday Morning Corp ........................      17,712
     351,312          Wal-Mart Stores, Inc ........................  18,278,763
                                                                     ----------
                      TOTAL GENERAL MERCHANDISE STORES ............  31,015,733
                                                                     ----------
 HEALTH SERVICES--0.83%
       5,840        * Accredo Health, Inc .........................     142,152
       1,176        * American Healthways, Inc ....................      22,344
       2,781        * Amsurg Corp .................................      70,081
       5,386        * Apria Healthcare Group, Inc .................     125,817
      10,337        * Beverly Enterprises, Inc ....................      20,881
         600        * Bio-Reference Labs, Inc .....................       2,514
      31,518        * Caremark Rx, Inc ............................     572,052
       6,586        * Community Health Systems, Inc ...............     134,947
         700        * Corvel Corp .................................      22,806
       4,883        * Coventry Health Care, Inc ...................     160,651
       1,900        * CryoLife, Inc ...............................      13,015
       1,293        * Curative Health Services, Inc ...............      22,084
       7,165        * DaVita, Inc .................................     148,530




                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  101

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 HEALTH SERVICES--(CONTINUED)
       1,104        * Dynacq International, Inc ................... $    14,951
       2,430        * Enzo Biochem, Inc ...........................      31,760
       8,202        * Express Scripts, Inc ........................     456,687
      13,271        * First Health Group Corp .....................     337,614
       3,869        * Genesis Health Ventures, Inc ................      57,493
       2,362          Gentiva Health Services, Inc ................      19,817
      63,706          HCA, Inc ....................................   2,634,880
      31,208          Health Management Associates, Inc (Class A) .     592,952
      51,750        * Healthsouth Corp ............................       4,399
       8,200          Hooper Holmes, Inc ..........................      41,000
       1,945        * Impath, Inc .................................      26,258
       1,232        * Kindred Healthcare, Inc .....................      13,941
         502        * LabOne, Inc .................................       9,664
      18,352        * Laboratory Corp Of America Holdings .........     544,137
       5,200        * LifePoint Hospitals, Inc ....................     130,572
      13,666        * Lincare Holdings, Inc .......................     419,410
      13,158        * Manor Care, Inc .............................     253,028
         436        * Matria Healthcare, Inc ......................       4,251
         443        * Medcath Corp ................................       2,286
       3,701        * MIM Corp ....................................      27,461
       1,500        * National Healthcare Corp ....................      27,675
       2,479        * Odyssey HealthCare, Inc .....................      58,938
       2,250        * Option Care, Inc ............................      19,080
       5,787        * Orthodontic Centers Of America, Inc .........      30,150
       2,957        * Pediatrix Medical Group, Inc ................      74,339
       1,981        * Prime Medical Services, Inc .................      14,600
       6,621        * Province Healthcare Co ......................      58,596
       2,529        * Radiologix, Inc .............................       5,716
       2,065        * RehabCare Group, Inc ........................      36,860
       6,560        * Renal Care Group, Inc .......................     204,541
       2,002        * Select Medical Corp .........................      28,529
         500        * Specialty Laboratories, Inc .................       4,200
       1,966        * Sunrise Assisted Living, Inc ................      47,184
      63,241        * Tenet Healthcare Corp .......................   1,056,125
       9,384        * Triad Hospitals, Inc ........................     252,456
       1,272        * U.S. Physical Therapy, Inc ..................      14,145
       2,478        * United Surgical Partners International, Inc .      45,818
       6,465        * Universal Health Services, Inc (Class B) ....     263,578
                                                                     ----------
                      TOTAL HEALTH SERVICES .......................   9,322,965
                                                                     ----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.01%
       3,927          Granite Construction, Inc ...................      61,654
       3,571        * Insituform Technologies, Inc (Class A) ......      48,030
                                                                     ----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING ...     109,684
                                                                     ----------
 HOLDING AND OTHER INVESTMENT OFFICES--2.22%
       1,000        * 4Kids Entertainment, Inc ....................      11,800
       2,300          Acadia Realty Trust .........................      18,446
       1,371          Alabama National Bancorp ....................      56,211
         200        * Alexander's, Inc ............................      12,770
       2,200          Alexandria Real Estate Equities, Inc ........      92,510
       1,251          Allegiant Bancorp, Inc ......................      21,142
      12,757          Allied Capital Corp .........................     254,885
      10,684          AMB Property Corp ...........................     301,823
       3,300          Amcore Financial, Inc .......................      71,841
       2,100          AMLI Residential Properties Trust ...........      44,205
      10,651          Annaly Mortgage Management, Inc .............     186,073
       6,248          Anthracite Capital, Inc .....................      71,477
       3,566          Anworth Mortgage Asset Corp .................      46,572
      10,586          Apartment Investment & Management
                         Co (Class A) .............................     386,177
       3,416          Apex Mortgage Capital, Inc ..................      20,530
      22,531          Archstone-Smith Trust .......................     494,781
       7,397          Arden Realty, Inc ...........................     167,764
       2,500          Associated Estates Realty Corp ..............      13,750
       7,886          AvalonBay Communities, Inc ..................     290,993
       2,100          Bedford Property Investors, Inc .............      54,894
       8,557          Boston Properties, Inc ......................     324,310
       1,759          Boykin Lodging Co ...........................      12,964
       2,929          Brandywine Realty Trust .....................      64,438
       6,159          BRE Properties, Inc (Class A) ...............     181,383
       7,366          Brookline Bancorp, Inc ......................      92,222
         300          California First National Bancorp ...........       3,060
       4,599          Camden Property Trust .......................     149,008
       2,618          Capital Automotive REIT .....................      65,293
         994          Capitol Bancorp Ltd .........................      21,023
       1,200          Capstead Mortgage Corp ......................      13,692
       6,701          CarrAmerica Realty Corp .....................     169,870
       2,674          CBL & Associates Properties, Inc ............     108,538
       3,061          Centerpoint Properties Trust ................     176,926
       2,775          Chateau Communities, Inc ....................      52,309
       3,715          Chelsea Property Group, Inc .................     138,384
         582        * Cherokee, Inc ...............................       8,730
       1,940          Colonial Properties Trust ...................      64,175
       4,428          Commercial Net Lease Realty, Inc ............      66,863
       1,210          Community Banks, Inc ........................      35,211
       5,068          Community First Bankshares, Inc .............     129,487
       1,488          Connecticut Bancshares, Inc .................      61,797
       6,834          Cornerstone Realty Income Trust, Inc ........      47,565
       1,968          Corporate Office Properties Trust ...........      29,323
         774          Correctional Properties Trust ...............      15,975
       4,811          Cousins Properties, Inc .....................     124,364
      10,311          Crescent Real Estate Equities Co ............     148,272
       4,200          Crown American Realty Trust .................      41,244
       8,888          Developers Diversified Realty Corp ..........     214,649
      17,468          Duke Realty Corp ............................     471,287
       1,835          Eastgroup Properties, Inc ...................      46,903
       2,452          Entertainment Properties Trust ..............      64,978
       4,600          Equity Inns, Inc ............................      26,910
      53,841          Equity Office Properties Trust ..............   1,370,278
       3,000          Equity One, Inc .............................      45,870
      35,649          Equity Residential ..........................     858,071
       1,890          Essex Property Trust, Inc ...................      98,753
       1,500          F & M Bancorp ...............................      66,015
       5,100          Federal Realty Investment Trust .............     154,887
       6,599        * FelCor Lodging Trust, Inc ...................      41,112
         503          First Defiance Financial Corp ...............       9,331
       1,375          First Indiana Corp ..........................      21,725
       5,200          First Industrial Realty Trust, Inc ..........     147,264
       3,786          First Niagara Financial Group, Inc ..........      44,489
       1,326          First Place Financial Corp ..................      20,155
       8,608          Fremont General Corp ........................      59,826
       9,891          Friedman Billings Ramsey Group, Inc .........      89,514
       3,249          Gables Residential Trust ....................      86,943
       7,784          General Growth Properties, Inc ..............     419,947
       1,087          German American Bancorp .....................      19,077
       1,038          Gladstone Capital Corp ......................      16,691
       1,601          Glenborough Realty Trust, Inc ...............      24,751
       3,583          Glimcher Realty Trust .......................      68,794
       1,603          Great Lakes REIT ............................      22,747
       6,237          Greater Bay Bancorp .........................      89,189
         954        * Hawthorne Financial Corp ....................      28,200
       7,488          Health Care Property Investors, Inc .........     249,725
       5,001          Health Care REIT, Inc .......................     131,026
       5,300          Healthcare Realty Trust, Inc ................     129,426
       2,288          Heritage Property Investment Trust ..........      57,314
       6,623          Highwoods Properties, Inc ...................     135,374
       3,392          Home Properties Of New York, Inc ............     112,614
       8,091          Hospitality Properties Trust ................     247,180
      29,513        * Host Marriott Corp ..........................     204,230
      16,968          HRPT Properties Trust .......................     144,398
       6,507          IMPAC Mortgage Holdings, Inc ................      84,526



                        SEE NOTES TO FINANCIAL STATEMENTS

102  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
       6,936          Independence Community Bank Corp ............ $   183,457
       2,903          Innkeepers U.S.A. Trust .....................      18,870
       4,200          Investors Real Estate Trust .................      39,102
       6,636          iStar Financial, Inc ........................     193,572
       2,634          Keystone Property Trust .....................      45,305
       3,300          Kilroy Realty Corp ..........................      72,930
      11,953          Kimco Realty Corp ...........................     419,789
       2,830          Koger Equity, Inc ...........................      43,299
       2,329          Kramont Realty Trust ........................      34,935
      14,845        * La Quinta Corp ..............................      45,277
       1,800          LaSalle Hotel Properties ....................      21,510
       3,300          Lexington Corporate Properties Trust ........      56,265
       9,839          Liberty Property Trust ......................     307,961
       2,933        * Local Financial Corp ........................      42,294
       1,738          LTC Properties, Inc .........................      10,932
       6,147          Macerich Co .................................     194,737
       5,408          Mack-Cali Realty Corp .......................     167,486
       1,900          Manufactured Home Communities, Inc ..........      56,240
         345          MASSBANK Corp ...............................       9,494
       4,400        * Meristar Hospitality Corp ...................      15,004
       6,128          MFA Mortgage Investments, Inc ...............      53,007
       2,300          Mid Atlantic Realty Trust ...................      41,929
       2,100          Mid-America Apartment Communities, Inc ......      49,770
       3,353          Mills Corp ..................................     104,614
       1,400          Mission West Properties, Inc ................      13,160
       3,286          National Health Investors, Inc ..............      50,440
       1,126          National Health Realty, Inc .................      14,998
       5,864          Nationwide Health Properties, Inc ...........      75,352
      12,170          New Plan Excel Realty Trust .................     238,410
       1,398          Novastar Financial, Inc .....................      47,742
       2,014        * Omega Healthcare Investors, Inc .............       4,632
       1,655          Oriental Financial Group, Inc ...............      35,748
       2,190          Pacific Northwest Bancorp ...................      60,773
       4,547          Pan Pacific Retail Properties, Inc ..........     172,104
       1,000          Parkway Properties, Inc .....................      37,680
       2,039          Pennsylvania Real Estate Investment Trust ...      58,417
      24,062          Plum Creek Timber Co, Inc ...................     519,499
      17,625          Popular, Inc ................................     599,074
         500          Port Financial Corp .........................      23,895
       4,579          Post Properties, Inc ........................     110,583
       4,114          Prentiss Properties Trust ...................     111,489
       2,705        * Price Legacy Corp ...........................       6,898
         658          PrivateBancorp, Inc .........................      14,917
      20,702          Prologis ....................................     524,175
       1,410          Prosperity Bancshares, Inc ..................      23,378
         300          Provident Bancorp, Inc ......................       9,450
       1,400          PS Business Parks, Inc ......................      41,650
      12,956          Public Storage, Inc .........................     392,567
         550        * Quaker City Bancorp, Inc ....................      18,667
       1,598          RAIT Investment Trust .......................      36,179
       1,010          Ramco-Gershenson Properties .................      22,190
       4,195          Realty Income Corp ..........................     149,971
       7,085          Reckson Associates Realty Corp ..............     133,198
       1,700          Redwood Trust, Inc ..........................      55,250
       3,212          Regency Centers Corp ........................     105,835
       3,400          RFS Hotel Investors, Inc ....................      32,980
       9,857          Rouse Co ....................................     340,559
       1,850          Sandy Spring Bancorp, Inc ...................      60,367
       1,500          Saul Centers, Inc ...........................      34,575
       5,794          Senior Housing Properties Trust .............      66,921
       4,431          Shurgard Storage Centers, Inc (Class A) .....     137,583
      18,287          Simon Property Group, Inc ...................     655,223
       1,640          Sizeler Property Investors ..................      15,236
       3,600          SL Green Realty Corp ........................     110,016
       1,579          Sovran Self Storage, Inc ....................      44,970
       1,492          Suffolk Bancorp .............................      45,998
       3,180          Summit Properties, Inc ......................      58,830
       2,035          Sun Communities, Inc ........................      72,853
         766          Superior Financial Corp .....................      14,163
       5,332          Susquehanna Bancshares, Inc .................     110,479
         600          Tanger Factory Outlet Centers, Inc ..........      18,522
       3,600          Taubman Centers, Inc ........................      61,308
       7,171          Thornburg Mortgage, Inc .....................     147,938
         984          Tompkins Trustco, Inc .......................      44,280
       1,755          Town & Country Trust ........................      35,451
      12,338          Trizec Properties, Inc ......................     104,873
       2,154          U.S. Restaurant Properties, Inc .............      30,371
      14,266          United Dominion Realty Trust, Inc ...........     227,971
       2,243          United National Bancorp .....................      52,733
       1,200          Universal Health Realty Income Trust ........      31,080
       2,473          Urstadt Biddle Properties, Inc (Class A) ....      29,627
       9,400          Ventas, Inc .................................     109,040
       9,150          Vornado Realty Trust ........................     327,570
     125,961          Washington Mutual, Inc ......................   4,442,644
       4,908          Washington Real Estate Investment Trust .....     127,461
       4,275          Waypoint Financial Corp .....................      73,787
       5,946          Weingarten Realty Investors .................     232,548
         703        * Wellsford Real Properties, Inc ..............      10,208
         390          Westfield Financial, Inc ....................       6,006
       1,600          Winston Hotels, Inc .........................      10,592
                                                                     ----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES ..  24,950,102
                                                                     ----------
 HOTELS AND OTHER LODGING PLACES--0.25%
       1,270        * Ameristar Casinos, Inc ......................      13,614
       3,800        * Boca Resorts, Inc (Class A) .................      41,838
       3,900        * Boyd Gaming Corp ............................      49,725
       2,255        * Choice Hotels International, Inc ............      54,977
       9,559        * Extended Stay America, Inc ..................      96,546
      41,182          Hilton Hotels Corp ..........................     478,135
       8,657        * MGM Mirage ..................................     253,217
       5,150        * Mandalay Resort Group .......................     141,934
       3,000          Marcus Corp .................................      40,800
      24,926          Marriott International, Inc (Class A) .......     792,896
         600        * Monarch Casino & Resort, Inc ................       5,466
      33,302        * Park Place Entertainment Corp ...............     237,110
       3,000        * Pinnacle Entertainment, Inc .................      14,640
       6,800        * Prime Hospitality Corp ......................      35,088
      24,927          Starwood Hotels & Resorts Worldwide, Inc ....     593,013
         980        * Vail Resorts, Inc ...........................      10,927
      11,200        * Wyndham International, Inc (Class A) ........       2,352
                                                                     ----------
                      TOTAL HOTELS AND OTHER LODGING PLACES .......   2,862,278
                                                                     ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.80%
      50,282          3M Co .......................................   6,538,168
       9,716        * AGCO Corp ...................................     156,428
         959        * Aaon, Inc ...................................      12,179
       1,150        * Actuant Corp ................................      40,423
      13,366        * Adaptec, Inc ................................      80,597
       8,244        * Advanced Digital Information Corp ...........      56,801
       1,236          Alamo Group, Inc ............................      14,412
       7,868        * American Standard Cos, Inc ..................     541,082
      46,254        * Apple Computer, Inc .........................     654,032
     211,925        * Applied Materials, Inc ......................   2,666,029
       1,952        * Astec Industries, Inc .......................      11,341
       6,300        * Asyst Technologies, Inc .....................      34,146
       5,383        * Avocent Corp ................................     125,662
      12,910        * Axcelis Technologies, Inc ...................      61,069
      43,612          Baker Hughes, Inc ...........................   1,305,307
      10,387          Black & Decker Corp .........................     362,091
       2,668          Black Box Corp ..............................      79,053





                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  103

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       2,800          Briggs & Stratton Corp ...................... $   108,752
       5,040        * Brooks Automation, Inc ......................      48,737
       7,652        * CDW Computer Centers, Inc ...................     312,202
       1,358          Cascade Corp ................................      19,555
      44,453          Caterpillar, Inc ............................   2,187,088
       7,835        * Cirrus Logic, Inc ...........................      15,748
     945,580        * Cisco Systems, Inc ..........................  12,273,628
       1,568        * Columbus Mckinnon Corp ......................       2,524
       2,984        * Computer Network Technology Corp ............      20,530
      11,086        * Concurrent Computer Corp ....................      24,500
       5,867        * Cooper Cameron Corp .........................     290,475
       7,165        * Cray, Inc ...................................      47,432
       4,421          Cummins, Inc ................................     108,757
       1,896        * Cuno, Inc ...................................      63,762
       4,300        * Cymer, Inc ..................................     101,695
      30,695          Deere & Co ..................................   1,205,086
     292,169        * Dell Computer Corp ..........................   7,979,135
       9,454          Diebold, Inc ................................     320,869
       4,799          Donaldson Co, Inc ...........................     175,547
      26,155          Dover Corp ..................................     633,474
         900        * Dril-Quip, Inc ..............................      12,303
     287,505        * EMC Corp ....................................   2,078,661
       9,084          Eaton Corp ..................................     635,426
       2,771        * Electroglas, Inc ............................       2,438
       7,176        * Electronics For Imaging, Inc ................     126,936
      10,300        * Emulex Corp .................................     197,245
       1,376          Engineered Support Systems, Inc .............      53,890
       3,161        * Esterline Technologies Corp .................      53,453
       7,623        * FMC Technologies, Inc .......................     146,377
       3,189        * FSI International, Inc ......................       7,430
       4,109        * FalconStor Software, Inc ....................      15,820
       1,800        * Flow International Corp .....................       3,600
       7,700        * Flowserve Corp ..............................      89,705
       2,500        * Gardner Denver, Inc .........................      46,000
      24,539        * Gateway, Inc ................................      57,912
         427        * General Binding Corp ........................       3,373
       2,667        * Global Power Equipment Group, Inc ...........      13,602
         800          Gorman-Rupp Co ..............................      15,760
       6,292          Graco, Inc ..................................     176,805
      11,495        * Grant Prideco, Inc ..........................     138,630
       5,100        * Handspring, Inc .............................       3,162
     349,545          Hewlett-Packard Co ..........................   5,435,425
       1,200        * Hydril Co ...................................      29,988
       3,991        * Hypercom Corp ...............................      14,966
       3,759          IDEX Corp ...................................     109,011
      11,565          ITT Industries, Inc .........................     617,687
       4,179        * InFocus Corp ................................      20,644
     221,273          International Business Machines Corp ........  17,354,441
      11,346        * International Game Technology ...............     929,237
       6,933        * Iomega Corp .................................      76,956
       4,700          JLG Industries, Inc .........................      22,184
       5,850        * Joy Global, Inc .............................      63,356
       1,886        * Kadant, Inc .................................      30,927
       2,950          Kaydon Corp .................................      55,519
       4,300          Kennametal, Inc .............................     120,959
       5,500        * Kulicke & Soffa Industries, Inc .............      26,125
      16,423        * Lam Research Corp ...........................     187,042
       4,667          Lennox International, Inc ...................      67,205
      16,745        * Lexmark International, Inc ..................   1,121,078
       3,800          Lincoln Electric Holdings, Inc ..............      68,628
       1,144          Lindsay Manufacturing Co ....................      24,596
         700          Lufkin Industries, Inc ......................      13,405
       3,393          Manitowoc Co, Inc ...........................      57,036
      26,103        * Maxtor Corp .................................     146,960
         200        * Mestek, Inc .................................       3,658
       1,959        * Micros Systems, Inc .........................      46,056
       2,057          Milacron, Inc ...............................       8,537
       3,500          Modine Manufacturing Co .....................      52,465
       2,000        * NATCO Group, Inc (Class A) ..................      11,300
         854          Nacco Industries, Inc (Class A) .............      39,284
       9,997        * National-Oilwell, Inc .......................     223,833
      38,457        * Network Appliance, Inc ......................     430,334
       3,137          Nordson Corp ................................      75,570
       2,362        * Oil States International, Inc ...............      28,344
       1,855        * Omnicell, Inc ...............................       6,140
         890        * Overland Storage, Inc .......................      12,789
      14,899          Pall Corp ...................................     297,980
       3,691        * Palm, Inc ...................................      36,879
      14,806          Parker Hannifin Corp ........................     573,623
       3,915        * Paxar Corp ..................................      44,827
       6,481          Pentair, Inc ................................     229,103
      31,003          Pitney Bowes, Inc ...........................     989,616
       1,481        * Planar Systems, Inc .........................      17,417
       3,398        * Presstek, Inc ...............................      15,257
       2,453        * ProQuest Co .................................      50,704
      18,560        * Quantum Corp ................................      67,002
       2,808        * Rainbow Technologies, Inc ...................      26,479
      20,127        * Riverstone Networks, Inc ....................      28,179
       1,000          Robbins & Myers, Inc ........................      13,460
       1,845        * SCM Microsystems, Inc .......................       4,613
       9,948        * SPX Corp ....................................     339,824
       7,638        * Sandisk Corp ................................     128,471
       1,800          Sauer-Danfoss, Inc ..........................      14,292
         600          Schawk, Inc .................................       5,820
       5,141        * Scientific Games Corp (Class A) .............      27,761
       2,000        * Semitool, Inc ...............................       8,180
      20,965        * Silicon Graphics, Inc .......................      32,076
      12,994        * Smith International, Inc ....................     457,779
     105,665        * Solectron Corp ..............................     319,108
       1,141          Standex International Corp ..................      21,736
       1,049          Starrett (L.S.) Co (Class A) ................      14,686
       3,600          Stewart & Stevenson Services, Inc ...........      39,240
      13,534        * Storage Technology Corp .....................     273,657
      10,111        * Surebeam Corp (Class A) .....................      35,490
      30,137          Symbol Technologies, Inc ....................     259,480
       1,964          Tecumseh Products Co (Class A) ..............      80,485
         900          Tennant Co ..................................      28,350
       4,600        * Terex Corp ..................................      56,856
       1,817          Thomas Industries, Inc ......................      45,062
       6,081          Timken Co ...................................      94,985
       1,601          Toro Co .....................................     112,150
       4,890        * UNOVA, Inc ..................................      26,259
       2,600        * Ultratech Stepper, Inc ......................      31,122
       3,767        * Veeco Instruments, Inc ......................      58,162
      24,863        * Western Digital Corp ........................     225,259
       1,370          Woodward Governor Co ........................      47,936
      93,337        * Xerox Corp ..................................     812,032
       4,600          York International Corp .....................      96,600
       3,107        * Zebra Technologies Corp (Class A) ...........     200,091
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT ....  76,376,617
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--2.77%
         700        * ADE Corp ....................................       4,165
         900        * Abiomed, Inc ................................       3,510
       1,153        * Advanced Medical Optics, Inc ................      15,508
         941        * Advanced Neuromodulation Systems, Inc .......      40,369
      60,153        * Agilent Technologies, Inc ...................     791,025
       3,400        * Aksys Ltd ...................................      23,800
       1,041        * Alaris Medical, Inc .........................      10,764
       3,974        * Align Technology, Inc .......................      24,043




                        SEE NOTES TO FINANCIAL STATEMENTS

104  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
       3,047        * American Medical Systems Holdings, Inc ...... $    44,029
         900          Analogic Corp ...............................      41,014
      27,613          Applera Corp (Applied Biosystems Group) .....     437,114
       1,141          Arrow International, Inc ....................      46,404
       2,400        * Arthrocare Corp .............................      29,928
         300        * August Technology Corp ......................       1,176
       1,084          BEI Technologies, Inc .......................      10,515
       6,796          Bard (C.R.), Inc ............................     428,556
       6,513          Bausch & Lomb, Inc ..........................     214,213
      77,849          Baxter International, Inc ...................   1,451,105
       7,630          Beckman Coulter, Inc ........................     259,649
      33,442          Becton Dickinson & Co .......................   1,151,742
       2,246        * Bio-Rad Laboratories, Inc (Class A) .........      80,295
      34,550          Biomet, Inc .................................   1,058,958
      40,954        * Boston Scientific Corp ......................   1,669,285
          27        * Britesmile, Inc .............................         310
         829        * Bruker Daltonics, Inc .......................       2,480
       1,154        * Cantel Medical Corp .........................      14,737
       6,296        * Cardiac Science, Inc ........................      14,355
       2,800        * Cardiodynamics International Corp ...........       8,456
       3,272        * Cepheid, Inc ................................      13,710
       1,381        * Cerus Corp ..................................      12,153
       2,689        * Cholestech Corp .............................      21,888
         400        * Closure Medical Corp ........................       5,176
       4,657        * Cognex Corp .................................      98,589
       3,400        * Coherent, Inc ...............................      63,750
       2,471          Cohu, Inc ...................................      36,151
       1,000        * Cole National Corp ..........................       9,000
       1,900        * Conceptus, Inc ..............................      17,100
       2,700        * Concord Camera Corp .........................      13,527
       3,782        * Conmed Corp .................................      62,063
       4,166          Cooper Cos, Inc .............................     124,563
       8,754        * Credence Systems Corp .......................      59,527
       3,131        * Cyberonics, Inc .............................      66,972
      15,640        * Cytyc Corp ..................................     204,102
         300        * DJ Orthopedics, Inc .........................       1,173
       2,594        * DRS Technologies, Inc .......................      64,876
       1,843          Datascope Corp ..............................      49,908
       9,165          Dentsply International, Inc .................     318,850
       2,300        * Dionex Corp .................................      75,969
       1,957          EDO Corp ....................................      35,422
       1,457        * ESCO Technologies, Inc ......................      47,790
      37,718          Eastman Kodak Co ............................   1,116,453
       7,908        * Edwards Lifesciences Corp ...................     216,679
       2,626        * Endocardial Solutions, Inc ..................       7,274
       3,000        * Endocare, Inc ...............................       7,350
       1,100        * Excel Technology, Inc .......................      22,363
       3,023        * FEI Co ......................................      48,247
       7,043        * Fisher Scientific International, Inc ........     196,922
       1,772        * Flir Systems, Inc ...........................      84,011
       2,968        * Fossil, Inc .................................      51,109
      39,570          Guidant Corp ................................   1,432,434
       1,952        * Haemonetics Corp ............................      42,651
       3,038        * Hanger Orthopedic Group, Inc ................      34,724
       1,500        * Harvard Bioscience, Inc .....................       5,625
       1,003        * HealthTronics Surgical Services, Inc ........       8,195
       1,356        * Herley Industries, Inc ......................      23,310
       2,036        * Hologic, Inc ................................      17,532
       1,517        * ICU Medical, Inc ............................      41,748
       2,200        * Igen International, Inc .....................      77,858
       1,900        * Ii-Vi, Inc ..................................      31,540
       1,900        * Illumina, Inc ...............................       4,294
       1,587        * Inamed Corp .................................      56,767
       5,400        * Input/Output, Inc ...........................      19,440
       2,846        * Integra LifeSciences Holding ................      65,458
         968        * Integrated Defense Technology, Inc ..........      13,746
       2,759        * Interpore International .....................      22,072
       4,440        * Intuitive Surgical, Inc .....................      28,682
       3,484          Invacare Corp ...............................     109,711
       1,242        * Invision Technologies, Inc ..................      27,908
       2,258        * Ionics, Inc .................................      37,370
       2,610        * Itron, Inc ..................................      43,613
       2,723        * Ixia ........................................      13,234
      24,517        * KLA-Tencor Corp .............................     881,190
         500          Keithley Instruments, Inc ...................       5,405
         776        * Kensey Nash Corp ............................      15,892
         430        * Kyphon, Inc .................................       3,776
       7,042        * LTX Corp ....................................      35,210
       1,900        * LeCroy Corp .................................      18,506
       4,700        * Lexar Media, Inc ............................      15,416
       3,680        * MKS Instruments, Inc ........................      46,000
       2,862          MTS Systems Corp ............................      30,910
       1,000        * Med-Design Corp .............................       3,140
         618        * MedSource Technologies, Inc .................       1,119
     156,933          Medtronic, Inc ..............................   7,080,817
       5,348          Mentor Corp .................................      91,504
       1,339        * Merit Medical Systems, Inc ..................      25,508
       4,545        * Mettler-Toledo International, Inc ...........     135,396
       6,148        * Millipore Corp ..............................     201,040
       1,200          Mine Safety Appliances Co ...................      42,720
       1,600        * Molecular Devices Corp ......................      19,360
       1,100          Movado Group, Inc ...........................      20,900
       2,497        * Wright Medical Group, Inc ...................      43,747
         300        * Nanometrics, Inc ............................       1,170
       4,700        * Newport Corp ................................      55,507
       2,903        * Oakley, Inc .................................      23,950
       2,633        * Ocular Sciences, Inc ........................      36,599
       6,500        * Orbital Sciences Corp .......................      33,605
       3,720        * Orthologic Corp .............................      12,611
      15,179          PerkinElmer, Inc ............................     134,950
       2,400        * Photon Dynamics, Inc ........................      39,264
       6,946        * Pinnacle Systems, Inc .......................      72,308
       1,900        * Possis Medical, Inc .........................      30,704
         594        * QMed, Inc ...................................       4,075
      51,500          Raytheon Co .................................   1,461,055
       3,863        * Resmed, Inc .................................     123,539
       4,272        * Respironics, Inc ............................     146,833
         681        * Rita Medical Systems, Inc ...................       2,894
      20,952          Rockwell Automation, Inc ....................     433,706
       4,066          Roper Industries, Inc .......................     117,304
       1,100        * Rudolph Technologies, Inc ...................      15,895
       2,476        * Sola International, Inc .....................      30,603
         815        * Sonic Innovations, Inc ......................       1,956
       1,600        * SonoSite, Inc ...............................      25,120
      22,804        * St. Jude Medical, Inc .......................   1,111,695
       8,842        * Steris Corp .................................     231,307
      17,408          Stryker Corp ................................   1,195,059
       4,923        * Sybron Dental Specialties, Inc ..............      85,924
         690          Sypris Solutions, Inc .......................       5,437
       5,400        * Techne Corp .................................     111,618
      11,217        * Tektronix, Inc ..............................     192,372
       4,366          Teleflex, Inc ...............................     155,866
      23,262        * Teradyne, Inc ...............................     270,770
       2,800        * Theragenics Corp ............................       9,688
       2,447        * Therasense, Inc .............................      16,346
         900        * Therma-Wave, Inc ............................         405
      22,219        * Thermo Electron Corp ........................     402,164
       6,991        * Thoratec Corp ...............................      88,716
       1,700        * TriPath Imaging, Inc ........................       7,225





                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  105

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
       3,569        * Trimble Navigation Ltd ...................... $    67,597
       1,200          United Industrial Corp ......................      14,940
       1,000        * Urologix, Inc ...............................       2,160
       8,700        * Varian Medical Systems, Inc .................     469,191
       3,928        * Varian, Inc .................................     112,576
       1,395        * Ventana Medical Systems, Inc ................      28,026
       3,980        * Viasys Healthcare, Inc ......................      55,734
       6,803        * Visx, Inc ...................................      72,112
         600          Vital Signs, Inc ............................      15,930
       4,456        * Vivus, Inc ..................................      15,150
      17,187        * Waters Corp .................................     363,677
       3,101          X-Rite, Inc .................................      26,079
         565        * Young Innovations, Inc ......................      12,436
      25,127        * Zimmer Holdings, Inc ........................   1,221,926
       1,200        * Zoll Medical Corp ...........................      49,032
       1,800        * Zygo Corp ...................................      10,224
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS ......  31,130,670
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.39%
      34,833          AON Corp ....................................     720,346
       6,142          Brown & Brown, Inc ..........................     192,306
       2,200        * Clark/Bardes, Inc ...........................      26,312
       3,230          Crawford & Co (Class B) .....................      13,405
      10,864          Gallagher (Arthur J.) & Co ..................     266,711
       4,194          Hilb, Rogal & Hamilton Co ...................     131,021
      70,746          Marsh & McLennan Cos, Inc ...................   3,015,902
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE .   4,366,003
                                                                    -----------
 INSURANCE CARRIERS--4.68%
       3,511          21st Century Insurance Group ................      43,536
         967        * AMERIGROUP Corp .............................      28,294
       9,717        * AdvancePCS ..................................     275,380
      18,936          Aetna, Inc ..................................     933,545
      66,976          Aflac, Inc ..................................   2,146,581
       4,432          Alfa Corp ...................................      51,460
         685        * Alleghany Corp ..............................     112,169
       7,274        * Allmerica Financial Corp ....................     102,054
      91,733          Allstate Corp ...............................   3,042,784
      10,812          Ambac Financial Group, Inc ..................     546,222
       5,136          AmerUs Group Co .............................     126,037
       4,102          American Financial Group, Inc ...............      81,425
     297,140          American International Group, Inc ...........  14,693,622
       1,235        * American Medical Security Group, Inc ........      16,351
       1,200          American National Insurance Co ..............      93,516
         891        * American Physicians Capital, Inc ............      18,889
      18,251        * Anthem, Inc .................................   1,209,142
       3,158          Argonaut Group, Inc .........................      27,001
         807          Baldwin & Lyons, Inc (Class B) ..............      16,019
       5,290          Berkley (W.R.) Corp .........................     226,677
       3,558        * CNA Financial Corp ..........................      79,699
       2,058        * CNA Surety Corp .............................      16,464
         591        * Centene Corp ................................      17,263
       1,425        * Ceres Group, Inc ............................       2,351
      20,856          Chubb Corp ..................................     924,338
      16,720          Cigna Corp ..................................     764,438
      17,600          Cincinnati Financial Corp ...................     617,232
       2,166        * Citizens, Inc ...............................      13,104
       1,060        * Cobalt Corp .................................      15,317
       3,300          Commerce Group, Inc .........................     112,860
       1,454          Delphi Financial Group, Inc (Class A) .......      56,968
         200          EMC Insurance Group, Inc ....................       3,780
       3,141          Erie Indemnity Co (Class A) .................     114,018
       1,279          FBL Financial Group, Inc (Class A) ..........      25,260
         536        * FPIC Insurance Group, Inc ...................       3,982
      12,095          Fidelity National Financial, Inc ............     413,044
       1,299          Financial Industries Corp ...................      18,758
       8,899          First American Corp .........................     217,136
         800          Great American Financial Resources, Inc .....      12,128
       7,878          HCC Insurance Holdings, Inc .................     201,362
       3,522          Harleysville Group, Inc .....................      87,874
      31,871          Hartford Financial Services Group, Inc ......   1,124,728
      13,913        * Health Net, Inc .............................     372,451
       1,100        * HealthExtras, Inc ...........................       4,235
       4,323          Horace Mann Educators Corp ..................      56,718
      21,867        * Humana, Inc .................................     209,923
         625          Independence Holding Co .....................      12,019
      19,317          Jefferson-Pilot Corp ........................     743,318
      38,093          John Hancock Financial Services, Inc ........   1,058,224
         450          Kansas City Life Insurance Co ...............      19,233
       2,500          Landamerica Financial Group, Inc ............      99,375
       4,800          Leucadia National Corp ......................     171,552
      23,053          Lincoln National Corp .......................     645,484
      17,403          Loews Corp ..................................     693,336
      19,073          MBIA, Inc ...................................     736,981
      11,800          MGIC Investment Corp ........................     463,386
       5,822          MONY Group, Inc .............................     121,680
       1,015        * Markel Corp .................................     227,056
       3,400          Mercury General Corp ........................     129,030
      38,558          MetLife, Inc ................................   1,017,160
       6,140        * Mid Atlantic Medical Services, Inc ..........     248,977
       1,000          Midland Co ..................................      17,900
         100          NYMAGIC, Inc ................................       1,935
         230        * National Western Life Insurance Co (Class A)       21,530
       3,290          Nationwide Financial Services, Inc (Class A)       80,177
         454        * Navigators Group, Inc .......................      11,677
       2,640          Odyssey Re Holdings Corp ....................      47,652
       6,145        * Ohio Casualty Corp ..........................      79,393
      15,599          Old Republic International Corp .............     417,273
      11,464        * Oxford Health Plans, Inc ....................     348,047
       4,100          PMA Capital Corp (Class A) ..................      27,757
      11,516          PMI Group, Inc ..............................     294,234
       4,527        * Pacificare Health Systems, Inc ..............     109,282
       2,098        * Philadelphia Consolidated Holding Corp ......      75,528
      13,133          Phoenix Cos, Inc ............................      95,083
         500        * Pico Holdings, Inc ..........................       6,220
       2,430          Presidential Life Corp ......................      15,285
      37,361          Principal Financial Group ...................   1,013,978
       2,913        * ProAssurance Corp ...........................      68,514
      24,868          Progressive Corp ............................   1,474,921
       8,567          Protective Life Corp ........................     244,588
      75,784          Prudential Financial, Inc ...................   2,216,682
       2,304          RLI Corp ....................................      61,908
      11,536          Radian Group, Inc ...........................     385,072
       2,068          Reinsurance Group Of America, Inc ...........      54,347
      17,588          Safeco Corp .................................     615,052
       3,600          Selective Insurance Group, Inc ..............      88,344
       3,300        * Sierra Health Services, Inc .................      42,570
      29,001          St. Paul Cos, Inc ...........................     922,232
       3,951          Stancorp Financial Group, Inc ...............     203,674
       1,500          State Auto Financial Corp ...................      25,395
       2,167        * Stewart Information Services Corp ...........      50,296
      15,771          Torchmark Corp ..............................     564,602
       2,696          Transatlantic Holdings, Inc .................     176,723
      22,007          Travelers Property Casualty Corp (Class A) ..     310,087
     100,885          Travelers Property Casualty Corp (Class B) ..   1,423,487
         854        * Triad Guaranty, Inc .........................      29,343
       4,600        * UICI ........................................      44,206
         800          United Fire & Casualty Co ...................      23,840
      35,131          UnitedHealth Group, Inc .....................   3,220,459
       5,770          Unitrin, Inc ................................     133,691
       2,957        * Universal American Financial Corp ...........      16,884




                        SEE NOTES TO FINANCIAL STATEMENTS

106  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 INSURANCE CARRIERS--(CONTINUED)
      30,890          UnumProvident Corp .......................... $   302,722
       5,592          Vesta Insurance Group, Inc ..................      12,526
      18,797        * Wellpoint Health Networks, Inc ..............   1,442,670
         171          Wesco Financial Corp ........................      50,958
         900          Zenith National Insurance Corp ..............      19,305
                                                                     ----------
                      TOTAL INSURANCE CARRIERS ....................  52,550,995
                                                                     ----------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.00%
         700        * Wackenhut Corrections Corp ..................       6,860
                                                                     ----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY ......       6,860
                                                                     ----------
 LEATHER AND LEATHER PRODUCTS--0.07%
       2,372          Brown Shoe Co, Inc ..........................      64,210
      11,391        * Coach, Inc ..................................     436,655
       1,800          K-Swiss, Inc (Class A) ......................      45,990
       1,824        * Maxwell Shoe Co, Inc (Class A) ..............      20,338
       1,353        * Steven Madden Ltd ...........................      21,202
       2,330        * Timberland Co (Class A) .....................      97,417
       5,255          Wolverine World Wide, Inc ...................      88,021
                                                                     ----------
                      TOTAL LEATHER AND LEATHER PRODUCTS ..........     773,833
                                                                     ----------
 LEGAL SERVICES--0.00%
       1,369        * Pre-Paid Legal Services, Inc ................      23,656
                                                                     ----------
                      TOTAL LEGAL SERVICES ........................      23,656
                                                                     ----------
 LUMBER AND WOOD PRODUCTS--0.06%
         676          American Woodmark Corp ......................      29,818
       4,600        * Champion Enterprises, Inc ...................       8,464
       1,044          Deltic Timber Corp ..........................      24,952
      31,991          Georgia-Pacific Corp ........................     444,675
       1,140        * Modtech Holdings, Inc .......................       7,934
       3,560          Rayonier, Inc ...............................     156,854
         700          Skyline Corp ................................      18,270
       1,752          Universal Forest Products, Inc ..............      27,156
                                                                     ----------
                      TOTAL LUMBER AND WOOD PRODUCTS ..............     718,123
                                                                     ----------
 METAL MINING--0.16%
       1,040        * Cleveland-Cliffs, Inc .......................      19,396
       9,299          Freeport-McMoRan Copper & Gold, Inc (Class A)     158,548
       9,659        * Hecla Mining Co .............................      31,778
      44,168          Newmont Mining Corp .........................   1,154,993
      10,627        * Phelps Dodge Corp ...........................     345,165
       1,478          Royal Gold, Inc .............................      21,564
       1,511          Southern Peru Copper Corp ...................      22,061
       4,900        * Stillwater Mining Co ........................      12,250
                                                                     ----------
                      TOTAL METAL MINING ..........................   1,765,755
                                                                     ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.19%
       3,800          Blyth, Inc ..................................      96,634
       9,295          Callaway Golf Co ............................     110,425
       2,307        * Daktronics, Inc. ............................      35,874
         737        * Escalade, Inc ...............................      10,075
      18,230          Hasbro, Inc .................................     253,215
      10,700        * Identix, Inc ................................      48,150
       3,754        * Jakks Pacific, Inc ..........................      38,891
       1,000        * Johnson Outdoors, Inc (Class A) .............       8,900
       2,700        * K2, Inc .....................................      20,844
       1,700        * Lydall, Inc .................................      14,960
      56,406          Mattel, Inc .................................   1,269,135
       4,035          Nautilus Group, Inc .........................      57,539
       1,949          Oneida Ltd ..................................      20,854
       1,300          Penn Engineering & Manufacturing Corp .......      14,976
         924        * Racing Champions Ertl Corp ..................      14,183
       1,400          Russ Berrie & Co, Inc .......................      44,800
       1,832        * Shuffle Master, Inc .........................      36,917
         400        * Steinway Musical Instruments, Inc ...........       5,908
       3,556        * Yankee Candle Co, Inc .......................      60,559
                                                                     ----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES    2,162,839
                                                                     ----------
 MISCELLANEOUS RETAIL--1.03%
       1,700        * 1-800-Flowers.com, Inc (Class A) ............      11,424
       1,462        * AC Moore Arts & Crafts, Inc .................      20,219
       3,392        * Alloy, Inc ..................................      16,994
      24,568        * Amazon.Com, Inc .............................     639,505
       6,102        * Barnes & Noble, Inc .........................     115,877
         905          Blair Corp ..................................      21,277
      10,980        * Borders Group, Inc ..........................     161,406
       2,591          Cash America International, Inc .............      24,563
         600        * Coldwater Creek, Inc ........................       5,694
      50,790          CVS Corp ....................................   1,211,342
       1,300        * dELiA*s Corp (Class A) ......................         455
       3,300        * Drugstore.Com, Inc ..........................      12,639
       3,409        * Duane Reade, Inc ............................      43,226
      19,365        * eBay, Inc ...................................   1,651,641
         736       b* FAO, Inc ....................................         155
         403        * Finlay Enterprises, Inc .....................       5,102
       1,700          Friedman's, Inc (Class A) ...................      16,320
         409        * Gaiam, Inc ..................................       2,196
       1,596        * Galyans Trading Co, Inc .....................      19,934
         740        * Gart Sports Co ..............................      14,119
       2,548          Hancock Fabrics, Inc ........................      35,417
         950        * Hibbett Sporting Goods, Inc .................      23,494
       1,940        * Jill (J.) Group, Inc ........................      22,504
       2,247        * Jo-Ann Stores, Inc (Class A) ................      44,940
       4,311          Longs Drug Stores Corp ......................      64,665
       4,450        * Marvel Enterprises, Inc .....................      61,499
       8,700        * Michaels Stores, Inc ........................     217,587
       3,720        * MSC Industrial Direct Co (Class A) ..........      59,483
      39,680        * Office Depot, Inc ...........................     469,414
      14,206        * OfficeMax, Inc ..............................      73,161
      10,050          Omnicare, Inc ...............................     273,461
         400        * Overstock.com, Inc ..........................       3,900
         925        * Party City Corp .............................       7,400
         900        * PC Connection, Inc ..........................       4,725
       2,254        * Petco Animal Supplies, Inc ..................      42,488
      16,933        * Petsmart, Inc ...............................     213,356
      55,446        * Rite Aid Corp ...............................     124,199
         870        * Sharper Image Corp ..........................      15,669
       4,300        * Stamps.com, Inc .............................      18,017
      60,625        * Staples, Inc ................................   1,111,256
       4,400        * Summit America Television, Inc ..............      10,468
       3,851        * The Sports Authority, Inc ...................      26,880
      14,358          Tiffany & Co ................................     358,950
      26,035        * Toys ORO Us, Inc ............................     217,913
       2,069        * Valuevision International, Inc (Class A) ....      20,835
     132,309          Walgreen Co .................................   3,900,469
       1,427        * Whitehall Jewellers, Inc ....................      12,130
         838          World Fuel Services Corp ....................      17,062
       4,100        * Zale Corp ...................................     134,234
                                                                     ----------
                      TOTAL MISCELLANEOUS RETAIL ..................  11,579,664
                                                                     ----------
 MOTION PICTURES--0.73%
       3,000        * AMC Entertainment, Inc ......................      26,010
         600        * Ascent Media Group, Inc .....................         696
       3,300        * Avid Technology, Inc ........................      73,062
       4,200          Blockbuster, Inc (Class A) ..................      71,820
         200        * Carmike Cinemas, Inc ........................       3,850
       7,300        * Hollywood Entertainment Corp ................     117,092
     335,329        * Liberty Media Corp (Class A) ................   3,262,751
       5,454        * Metro-Goldwyn-Mayer, Inc ....................      57,267
       2,892        * Movie Gallery, Inc ..........................      50,379
         711        * NetFlix, Inc ................................      14,469
       2,590          Regal Entertainment Group (Class A) .........      46,491
     263,595          Walt Disney Co ..............................   4,486,404
                                                                     ----------
                      TOTAL MOTION PICTURES .......................   8,210,291
                                                                     ----------



                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  107

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 NONDEPOSITORY INSTITUTIONS--2.38%
         200       b* Actrade Financial Technologies Ltd .......... $       130
       3,771          Advanta Corp (Class A) ......................      25,756
      17,687        * AmeriCredit Corp ............................      58,367
       6,150          American Capital Strategies Ltd .............     137,760
     152,428          American Express Co .........................   5,065,182
       1,350          American Home Mortgage Holdings, Inc ........      13,514
      26,766          Capital One Financial Corp ..................     803,248
       5,672          Charter Municipal Mortgage Acceptance Co ....      99,657
       2,000        * CompuCredit Corp ............................      12,560
      13,353          Countrywide Financial Corp ..................     767,798
       1,700        * Credit Acceptance Corp ......................       8,330
       1,500        * DVI, Inc ....................................      12,825
       7,243          Doral Financial Corp ........................     256,040
     128,712          Fannie Mae ..................................   8,411,329
         863        * Federal Agricultural Mortgage Corp (Class C)       18,805
       1,636        * Financial Federal Corp ......................      31,248
      89,589          Freddie Mac .................................   4,757,176
      58,926          Household International, Inc ................   1,611,264
     137,517          MBNA Corp ...................................   2,069,631
       2,572          MCG Capital Corp ............................      25,694
       3,864          Metris Cos, Inc .............................       9,080
       1,901          New Century Financial Corp ..................      59,275
      33,389        * Providian Financial Corp ....................     219,032
      19,016          SLM Corp ....................................   2,109,255
       4,074        * Saxon Capital, Inc ..........................      54,225
         531          Student Loan Corp ...........................      51,826
         730        * WFS Financial, Inc ..........................      14,118
       1,139          Westcorp ....................................      21,151
         900        * World Acceptance Corp .......................       8,100
                                                                     ----------
                      TOTAL NONDEPOSITORY INSTITUTIONS ............  26,732,376
                                                                     ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.03%
       2,300          Amcol International Corp ....................      13,064
      12,424          Vulcan Materials Co .........................     375,578
                                                                     ----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS ....     388,642
                                                                     ----------
 OIL AND GAS EXTRACTION--1.47%
       1,707        * 3TEC Energy Corp ............................      25,707
      32,042          Anadarko Petroleum Corp .....................   1,457,956
      20,623          Apache Corp .................................   1,273,264
       1,400        * Atwood Oceanics, Inc ........................      35,336
      20,213        * BJ Services Co ..............................     695,125
       2,264          Berry Petroleum Co (Class A) ................      33,960
      25,994          Burlington Resources, Inc ...................   1,240,174
       3,906          Cabot Oil & Gas Corp (Class A) ..............      93,744
       4,300        * Cal Dive International, Inc .................      77,443
      18,700          Chesapeake Energy Corp ......................     146,982
       5,569        * Cimarex Energy Co ...........................     108,317
       3,200        * Comstock Resources, Inc .....................      32,320
       3,800        * Denbury Resources, Inc ......................      41,154
      18,718          Devon Energy Corp ...........................     902,588
       6,952          Diamond Offshore Drilling, Inc ..............     134,938
      19,045          ENSCO International, Inc ....................     485,838
      14,938          EOG Resources, Inc ..........................     590,947
         900        * Encore Acquisition Co .......................      16,605
       3,332        * Energy Partners Ltd .........................      33,986
       2,200        * Evergreen Resources, Inc ....................      99,682
       3,495        * Exploration Co Of Delaware, Inc .............      10,555
       4,150        * Forest Oil Corp .............................      92,545
       7,459        * Global Industries Ltd .......................      34,759
      21,691        * Grey Wolf, Inc ..............................      85,463
       6,046        * Hanover Compressor Co .......................      39,299
       3,925        * Harvest Natural Resources, Inc ..............      19,076
       6,277          Helmerich & Payne, Inc ......................     160,817
       2,276        * Horizon Offshore, Inc .......................       7,738
       1,600        * Houston Exploration Co ......................      43,200
      12,981          Kerr-McGee Corp .............................     527,158
      14,414        * Key Energy Services, Inc ....................     145,293
       4,924        * Magnum Hunter Resources, Inc ................      27,377
         165        * Magnum Hunter Resources, Inc Wts 03/21/05 ...          40
      40,044          Marathon Oil Corp ...........................     959,855
       8,100        * Meridian Resource Corp ......................       9,315
       6,832        * Newfield Exploration Co .....................     231,536
       8,247        * Newpark Resources, Inc ......................      37,359
       7,572          Noble Energy, Inc ...........................     259,644
       2,002        * Nuevo Energy Co .............................      27,127
      48,553          Occidental Petroleum Corp ...................   1,454,648
      22,798          Ocean Energy, Inc ...........................     455,960
       2,800        * Oceaneering International, Inc ..............      61,180
       8,315        * Parker Drilling Co ..........................      19,707
       3,300          Patina Oil & Gas Corp .......................     108,570
       8,991        * Patterson-UTI Energy, Inc ...................     290,949
         863          Penn Virginia Corp ..........................      33,139
       3,800        * Petroquest Energy, Inc ......................       5,738
      14,963        * Pioneer Natural Resources Co ................     375,571
       3,813        * Plains Exploration & Production Co ..........      31,457
       7,270          Pogo Producing Co ...........................     289,128
      14,736        * Pride International, Inc ....................     198,789
       1,500        * Prima Energy Corp ...........................      28,110
       1,367        * Quicksilver Resources, Inc ..................      32,494
       1,500          RPC, Inc ....................................      13,725
       6,775        * Range Resources Corp ........................      38,685
       2,325        * Remington Oil & Gas Corp ....................      39,595
      12,008          Rowan Cos, Inc ..............................     236,077
       2,364        * Seacor Smit, Inc ............................      82,740
       3,100        * Southwestern Energy Co ......................      40,610
       2,850        * Spinnaker Exploration Co ....................      55,347
       3,800          St. Mary Land & Exploration Co ..............      95,190
       2,878        * Stone Energy Corp ...........................      96,676
       5,300        * Superior Energy Services, Inc ...............      45,315
       2,718        * Swift Energy Co .............................      23,130
       2,603        * Syntroleum Corp .............................       6,690
       1,993        * Tetra Technologies, Inc .....................      45,839
       6,913          Tidewater, Inc ..............................     198,541
       4,400        * Tom Brown, Inc ..............................     106,480
       1,300        * Transmontaigne, Inc .........................       5,473
       5,300        * Unit Corp ...................................     107,537
      33,426          Unocal Corp .................................     879,438
       9,842        * Varco International, Inc ....................     180,207
       3,350        * Veritas DGC, Inc ............................      22,278
       6,459          Vintage Petroleum, Inc ......................      61,361
       3,344        * W-H Energy Services, Inc ....................      57,249
       2,313        * Westport Resources Corp .....................      46,607
      20,302          XTO Energy, Inc .............................     385,738
                                                                     ----------
                      TOTAL OIL AND GAS EXTRACTION                   16,500,190
                                                                     ----------
 PAPER AND ALLIED PRODUCTS--0.73%
       6,572          Bemis Co ....................................     276,418
       6,588          Boise Cascade Corp ..........................     143,948
       6,753          Bowater, Inc ................................     250,874
       2,900        * Buckeye Technologies, Inc ...................      13,775
       4,508        * Caraustar Industries, Inc ...................      30,519
       2,424          Chesapeake Corp .............................      40,941
       6,300        * Earthshell Corp .............................       3,087
       1,200          Glatfelter ..................................      12,792
       2,465        * Graphic Packaging International Corp ........      13,558
       1,948          Greif, Inc (Class A) ........................      35,025
      62,381          International Paper Co ......................   2,108,511
      67,084          Kimberly-Clark Corp .........................   3,049,639
       7,985          Longview Fibre Co ...........................      53,100
      25,095          MeadWestvaco Corp ...........................     571,675




                        SEE NOTES TO FINANCIAL STATEMENTS

108  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 PAPER AND ALLIED PRODUCTS--(CONTINUED)
       7,900        * Packaging Corp Of America ................... $   142,279
      20,103        * Pactiv Corp .................................     408,091
       2,803        * Playtex Products, Inc .......................      22,592
       2,100          Pope & Talbot, Inc ..........................      26,355
       3,700          Potlatch Corp ...............................      71,891
       1,200          Rock-Tenn Co (Class A) ......................      15,360
       1,917          Schweitzer-Mauduit International, Inc .......      43,133
      22,635        * Smurfit-Stone Container Corp ................     302,381
      12,165          Sonoco Products Co ..........................     254,613
       6,013          Temple-Inland, Inc ..........................     224,886
       5,472          Wausau-Mosinee Paper Corp ...................      55,814
                                                                     ----------
                      TOTAL PAPER AND ALLIED PRODUCTS .............   8,171,257
                                                                     ----------
 PERSONAL SERVICES--0.19%
       6,825        * Alderwoods Group, Inc .......................      23,881
       1,529          Angelica Corp ...............................      26,069
         800          CPI Corp ....................................      10,504
      15,235          Cintas Corp .................................     501,232
       2,633        * Coinstar, Inc ...............................      44,208
       2,712          G & K Services, Inc (Class A) ...............      65,088
      23,718          H & R Block, Inc ............................   1,012,521
       5,717          Regis Corp ..................................     142,410
      40,075        * Service Corp International ..................     111,409
       1,000          Unifirst Corp ...............................      15,450
       3,159        * Weight Watchers International, Inc ..........     145,472
                                                                     ----------
                      TOTAL PERSONAL SERVICES .....................   2,098,244
                                                                     ----------
 PETROLEUM AND COAL PRODUCTS--4.18%
       9,045          Amerada Hess Corp ...........................     400,332
       9,053          Ashland, Inc ................................     268,603
     137,926          ChevronTexaco Corp ..........................   8,916,916
      87,345          ConocoPhillips ..............................   4,681,692
       2,270          ElkCorp .....................................      43,130
     876,483          Exxon Mobil Corp ............................  30,633,081
       3,700          Frontier Oil Corp ...........................      63,270
       3,980        * Headwaters, Inc .............................      55,919
       1,100          Holly Corp ..................................      31,504
       6,600          Lubrizol Corp ...............................     198,066
      16,569          Lyondell Chemical Co ........................     231,138
       9,264          Murphy Oil Corp .............................     409,191
       2,988        * Premcor, Inc ................................      76,762
       8,449          Sunoco, Inc .................................     308,980
       8,400        * Tesoro Petroleum Corp .......................      62,160
      13,064          Valero Energy Corp ..........................     540,588
       2,200          WD-40 Co ....................................      54,560
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS ...........  46,975,892
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.39%
      11,376        * AK Steel Holding Corp .......................      36,972
     109,414          Alcoa, Inc ..................................   2,120,443
       9,971          Allegheny Technologies, Inc .................      28,916
      12,994        * Andrew Corp .................................      71,467
       2,400          Belden, Inc .................................      25,800
       1,858        * Brush Engineered Materials, Inc .............       9,420
       6,650        * Cable Design Technologies Corp ..............      44,223
       2,166          Carpenter Technology Corp ...................      21,985
       1,500        * Century Aluminum Co .........................       9,525
       6,573        * CommScope, Inc ..............................      49,298
       1,400          Curtiss-Wright Corp .........................      84,700
       1,600        * Encore Wire Corp ............................      13,600
      16,608          Engelhard Corp ..............................     355,743
       4,600        * General Cable Corp ..........................      17,020
       1,100          Gibraltar Steel Corp ........................      20,504
       2,054        * Imco Recycling, Inc .........................      13,043
       2,587          Intermet Corp ...............................       9,417
       1,100        * Liquidmetal Technologies ....................       5,962
       4,100        * Lone Star Technologies, Inc .................      86,592
       3,448          Matthews International Corp (Class A) .......      79,856
       4,664        * Maverick Tube Corp ..........................      86,750
       3,900        * Mueller Industries, Inc .....................      97,383
       1,400          NN, Inc .....................................      12,265
       2,000        * NS Group, Inc ...............................      15,100
         520        * Northwest Pipe Co ...........................       6,448
      10,085          Nucor Corp ..................................     384,944
       4,500        * Oregon Steel Mills, Inc .....................      10,575
       7,000          Precision Castparts Corp ....................     166,810
       2,000          Quanex Corp .................................      63,400
       2,900        * RTI International Metals, Inc ...............      28,420
       1,500          Roanoke Electric Steel Corp .................      13,050
       2,948          Ryerson Tull, Inc ...........................      18,425
         755          Schnitzer Steel Industries, Inc (Class A) ...      18,302
       4,496        * Steel Dynamics, Inc .........................      52,378
       2,200          Texas Industries, Inc .......................      42,306
       3,146          Tredegar Corp ...............................      37,595
      13,717          United States Steel Corp ....................     134,838
       8,666          Worthington Industries, Inc .................     103,385
                                                                     ----------
                      TOTAL PRIMARY METAL INDUSTRIES ..............   4,396,860
                                                                     ----------
 PRINTING AND PUBLISHING--0.87%
       9,014        * American Greetings Corp (Class A) ...........     118,083
       3,500          Banta Corp ..................................     103,180
      10,713          Belo Corp (Class A) .........................     217,045
       3,700          Bowne & Co, Inc .............................      37,000
         400          CSS Industries, Inc .........................      12,952
       1,225        * Consolidated Graphics, Inc ..................      20,592
         440          Courier Corp ................................      21,675
       6,250          Dow Jones & Co, Inc .........................     221,500
       2,322          Ennis Business Forms, Inc ...................      26,308
      34,452          Gannett Co, Inc .............................   2,426,454
       3,500          Harland (John H.) Co ........................      85,085
       7,852          Harte-Hanks, Inc ............................     149,973
       7,481          Hollinger International, Inc ................      59,100
       1,190        * Information Holdings, Inc ...................      19,159
       3,366        * Journal Register Co .........................      51,365
      10,723          Knight Ridder, Inc ..........................     627,296
       5,558          Lee Enterprises, Inc ........................     175,188
       3,500        * Mail-Well, Inc ..............................       7,105
       1,200        * Martha Stewart Living Omnimedia, Inc (Class A)      9,852
       2,314          McClatchy Co (Class A) ......................     124,007
      25,088          McGraw-Hill Cos, Inc ........................   1,394,642
       1,600          Media General, Inc (Class A) ................      78,784
       5,366          Meredith Corp ...............................     204,874
       1,544          New England Business Services, Inc ..........      39,526
      17,446          New York Times Co (Class A) .................     752,795
       1,571        * Playboy Enterprises, Inc (Class B) ..........      13,354
      14,994        * Primedia, Inc ...............................      36,735
       1,600        * Private Media Group, Inc ....................       1,888
       1,300          Pulitzer, Inc ...............................      56,641
      13,203          R.R. Donnelley & Sons Co ....................     241,879
      12,373          Reader's Digest Association, Inc (Class A) ..     126,328
       4,200        * Scholastic Corp .............................     112,980
       3,759          Scripps (E.W.) Co (Class A) .................     284,707
       1,892          Standard Register Co ........................      28,191
         906        * Thomas Nelson, Inc ..........................       7,710
      25,127          Tribune Co ..................................   1,130,966
       6,860        * Valassis Communications, Inc ................     181,104
       4,929          Wallace Computer Services, Inc ..............     122,781
         491          Washington Post Co (Class B) ................     334,548
       5,967          Wiley (John) & Sons, Inc (Class A) ..........     135,332
                                                                     ----------
                      TOTAL PRINTING AND PUBLISHING ...............   9,798,684
                                                                     ----------



                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  109

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 RAILROAD TRANSPORTATION--0.44%
      49,349          Burlington Northern Santa Fe Corp ........... $ 1,228,790
      27,422          CSX Corp ....................................     782,075
       2,958          Florida East Coast Industries, Inc (Class A)       72,323
          22          Florida East Coast Industries, Inc (Class B)          554
       1,643        * Genesee & Wyoming, Inc (Class A) ............      25,467
       7,398        * Kansas City Southern Industries, Inc ........      83,080
      50,212          Norfolk Southern Corp .......................     931,935
      32,533          Union Pacific Corp ..........................   1,789,315
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION ...............   4,913,539
                                                                    -----------
 REAL ESTATE--0.06%
         400        * Avatar Holdings, Inc ........................      10,216
      10,441        * Catellus Development Corp ...................     219,261
       2,705          Forest City Enterprises, Inc (Class A) ......      94,080
       3,264        * Insignia Financial Group, Inc ...............      35,708
       4,000        * Jones Lang LaSalle, Inc .....................      54,640
       2,989          LNR Property Corp ...........................     100,729
       3,500          St. Joe Co ..................................      95,200
      11,700        * Stewart Enterprises, Inc (Class A) ..........      31,590
       4,025        * Trammell Crow Co ............................      32,039
                                                                    -----------
                      TOTAL REAL ESTATE ...........................     673,463
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.16%
         235        * AEP Industries, Inc .........................       2,033
       1,221        * Applied Films Corp ..........................      19,718
       4,674          Aptargroup, Inc .............................     151,204
       1,300          Bandag, Inc .................................      41,457
       7,541          Cooper Tire & Rubber Co .....................      92,000
       2,800        * Foamex International, Inc ...................       3,136
      18,485        * Goodyear Tire & Rubber Co ...................      95,567
       1,240        * Jarden Corp .................................      32,240
       2,138          Myers Industries, Inc .......................      20,418
       9,417          Nike, Inc (Class B) .........................     484,222
       1,200          Quixote Corp ................................      18,960
       6,197        * Reebok International Ltd ....................     203,571
       3,570          Schulman (A.), Inc ..........................      51,872
      10,919        * Sealed Air Corp .............................     438,179
       1,800        * Skechers U.S.A., Inc (Class A) ..............      11,682
       1,654          Spartech Corp ...............................      31,988
         700        * Trex Co, Inc ................................      22,596
       7,241          Tupperware Corp .............................     100,071
       2,500        * Vans, Inc ...................................      10,600
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS
                       PLASTICS PRODUCTS ..........................   1,831,514
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.75%
      10,530          A.G. Edwards, Inc ...........................     272,727
       3,000        * Affiliated Managers Group, Inc ..............     124,710
      23,436        * Ameritrade Holding Corp .....................     116,243
         900        * BKF Capital Group, Inc ......................      14,625
      12,208          Bear Stearns Cos, Inc .......................     800,845
       2,000        * Blackrock, Inc ..............................      87,080
     142,042          Charles Schwab Corp .........................   1,025,550
      38,651        * E*trade Group, Inc ..........................     162,721
       7,800          Eaton Vance Corp ............................     208,494
      10,738          Federated Investors, Inc (Class B) ..........     273,282
      22,038          Franklin Resources, Inc .....................     725,271
         700        * Gabelli Asset Management, Inc (Class A) .....      19,285
      31,225          Goldman Sachs Group, Inc ....................   2,125,798
       6,952          Instinet Group, Inc .........................      24,402
       6,564        * Investment Technology Group, Inc ............      91,706
       8,467          Investors Financial Services Corp ...........     206,171
      29,204          Janus Capital Group, Inc ....................     332,634
       2,640          Jefferies Group, Inc ........................      94,908
      11,650        * Knight Trading Group, Inc ...................      45,435
       6,300          LaBranche & Co, Inc .........................     115,794
       8,305          Legg Mason, Inc .............................     404,786
      31,534          Lehman Brothers Holdings, Inc ...............   1,821,089
     110,934          Merrill Lynch & Co, Inc .....................   3,927,064
     142,385          Morgan Stanley ..............................   5,460,465
       7,150          Neuberger Berman, Inc .......................     201,845
       3,056          Nuveen Investments, Inc .....................      68,302
       5,044          Raymond James Financial, Inc ................     130,488
       9,545          SEI Investments Co ..........................     250,079
       1,560          SWS Group, Inc ..............................      21,965
      11,700        * SoundView Technology Group, Inc .............      14,976
      13,701          T Rowe Price Group, Inc .....................     371,557
         100          Value Line, Inc .............................       4,615
       9,310          Waddell & Reed Financial, Inc (Class A) .....     163,577
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS ........  19,708,489
                                                                    -----------
 SOCIAL SERVICES--0.00%
       1,344        * Bright Horizons Family Solutions, Inc .......      37,659
       2,990        * Res-Care, Inc ...............................       8,731
                                                                    -----------
                      TOTAL SOCIAL SERVICES .......................      46,390
                                                                    -----------
 SPECIAL TRADE CONTRACTORS--0.02%
       1,200          Chemed Corp .................................      38,028
       4,847        * Comfort Systems U.S.A., Inc .................      10,712
       5,850        * Dycom Industries, Inc .......................      60,431
       1,952        * EMCOR Group, Inc ............................      94,184
       3,600        * Integrated Electrical Services, Inc .........      15,372
       3,750        * Quanta Services, Inc ........................      12,000
                                                                    -----------
                      TOTAL SPECIAL TRADE CONTRACTORS .............     230,727
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.14%
         428          Ameron International Corp ...................      25,594
       4,622          Apogee Enterprises, Inc .....................      37,997
       1,373          CARBO Ceramics, Inc .........................      45,103
       2,921        * Cabot Microelectronics Corp .................     122,343
         700          Centex Construction Products, Inc ...........      25,200
     148,906        * Corning, Inc ................................     869,611
       2,700          Florida Rock Industries, Inc ................      91,395
       4,200          Lafarge North America, Inc ..................     122,010
       2,052          Libbey, Inc .................................      50,479
      15,352        * Owens-Illinois, Inc .........................     138,782
       2,300        * U.S. Concrete, Inc ..........................       9,660
       4,177       b* USG Corp ....................................      17,376
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS .......   1,555,550
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.04%
       2,958          Albany International Corp (Class A) .........      67,768
         430        * Culp, Inc ...................................       1,918
       4,446        * Interface, Inc (Class A) ....................      14,672
       6,526        * Mohawk Industries, Inc ......................     312,856
       1,600          Quaker Fabric Corp ..........................       8,800
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS .................     406,014
                                                                    -----------
 TOBACCO PRODUCTS--0.84%
     276,029          Altria Group, Inc ...........................   8,269,829
       3,096          Loews Corp (Carolina Group) .................      57,276
      11,714          R.J. Reynolds Tobacco Holdings, Inc .........     377,894
      21,713          UST, Inc ....................................     599,279
       3,100          Universal Corp ..............................     117,056
       2,360          Vector Group Ltd ............................      25,960
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS ......................   9,447,294
                                                                    -----------
 TRANSPORTATION BY AIR--0.39%
      18,153        * AMR Corp ....................................      38,121
         100        * ATA Holdings Corp ...........................         375
       5,774          Airborne, Inc ...............................     113,228
       7,010        * Airtran Holdings, Inc .......................      47,177
       2,920        * Alaska Air Group, Inc .......................      45,727
       4,982        * Atlantic Coast Airlines Holdings, Inc .......      30,938
       3,230        * Atlas Air Worldwide Holdings, Inc ...........       2,584




                        SEE NOTES TO FINANCIAL STATEMENTS

110  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 TRANSPORTATION BY AIR--(CONTINUED)
       7,922        * Continental Airlines, Inc (Class B) ......... $    40,561
      16,005          Delta Air Lines, Inc ........................     142,445
       4,447        * ExpressJet Holdings, Inc ....................      36,465
      38,535          FedEx Corp ..................................   2,122,177
       1,659        * Forward Air Corp ............................      36,102
       2,994        * Frontier Airlines, Inc ......................      14,880
       1,236        * JetBlue Airways Corp ........................      34,250
       3,008        * Mesa Air Group, Inc .........................      14,950
       1,200        * Mesaba Holdings, Inc ........................       6,756
       1,750        * Midwest Express Holdings, Inc ...............       2,258
       6,904        * Northwest Airlines Corp .....................      47,638
       2,651        * Offshore Logistics, Inc .....................      47,851
         196        * Petroleum Helicopters (Vote) ................       5,184
       6,401          Skywest, Inc ................................      65,994
      99,747          Southwest Airlines Co .......................   1,432,367
       5,900       b* UAL Corp ....................................       4,956
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR .................   4,332,984
                                                                    -----------
 TRANSPORTATION EQUIPMENT--2.31%
       3,300        * AAR Corp ....................................      12,474
       1,089        * Aftermarket Technology Corp .................      12,306
       3,487        * American Axle & Manufacturing Holdings, Inc .      73,366
       1,764          Arctic Cat, Inc .............................      27,536
       8,785          ArvinMeritor, Inc ...........................     122,902
      12,548          Autoliv, Inc ................................     250,584
       4,737        * BE Aerospace, Inc ...........................       9,000
     103,281          Boeing Co ...................................   2,588,222
      11,729          Brunswick Corp ..............................     222,851
       3,000          Clarcor, Inc ................................     108,600
       1,659          Coachmen Industries, Inc ....................      18,249
          29          Curtiss-Wright Corp (Class B) ...............       1,760
      19,504          Dana Corp ...................................     137,698
      72,600          Delphi Corp .................................     495,858
         663        * Ducommun, Inc ...............................       6,763
       1,655        * Dura Automotive Systems, Inc ................       9,268
       6,600          Federal Signal Corp .........................      93,720
       3,719        * Fleetwood Enterprises, Inc ..................      15,099
     234,231          Ford Motor Co ...............................   1,761,424
       5,119          GenCorp, Inc ................................      31,994
      23,441          General Dynamics Corp .......................   1,290,896
      72,472          General Motors Corp .........................   2,436,542
     124,125        * General Motors Corp (Class H) ...............   1,390,211
       9,327        * Gentex Corp .................................     237,279
      22,264          Genuine Parts Co ............................     679,275
      13,672          Goodrich Corp ...............................     192,228
      39,106          Harley-Davidson, Inc ........................   1,552,899
       1,500          Heico Corp ..................................      13,350
     105,634          Honeywell International, Inc ................   2,256,342
       1,600        * IMPCO Technologies, Inc .....................       3,216
       2,981          Kaman Corp (Class A) ........................      29,154
      48,307          Lockheed Martin Corp ........................   2,296,998
         451          Marine Products Corp ........................       4,194
       2,593        * Monaco Coach Corp ...........................      26,863
       7,981        * Navistar International Corp .................     196,412
      19,898          Northrop Grumman Corp .......................   1,707,248
       1,874          Oshkosh Truck Corp ..........................     116,750
      13,967          Paccar, Inc .................................     702,121
       3,100          Polaris Industries, Inc .....................     154,132
         594        * Sequa Corp (Class A) ........................      20,345
       1,494          Spartan Motors, Inc .........................      13,087
       2,900        * Sports Resorts International, Inc ...........      14,529
       1,200          Standard Motor Products, Inc ................      13,320
         335        * Strattec Security Corp ......................      14,740
       2,814          Superior Industries International, Inc ......     102,514
       4,361        * Teledyne Technologies, Inc ..................      55,210
       4,744        * Tenneco Automotive, Inc .....................      10,721
      15,222          Textron, Inc ................................     417,996
       1,900          Thor Industries, Inc ........................      47,557
       4,668          Trinity Industries, Inc .....................      80,383
       1,742        * Triumph Group, Inc ..........................      39,108
       2,606        * United Defense Industries, Inc ..............      56,394
      61,137          United Technologies Corp ....................   3,532,496
      17,945          Visteon Corp ................................     106,599
       3,176        * Wabash National Corp ........................      20,009
       4,827          Wabtec Corp .................................      56,041
       1,451          Winnebago Industries, Inc ...................      39,467
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT ..............  25,926,300
                                                                    -----------
 TRANSPORTATION SERVICES--0.12%
         400        * Ambassadors Group, Inc ......................       4,836
       8,630          C.H. Robinson Worldwide, Inc ................     282,201
       4,199        * EGL, Inc ....................................      62,397
       2,532        * Expedia, Inc ................................     130,803
      11,623          Expeditors International Of Washington, Inc .     417,847
       5,723          GATX Corp ...................................      82,869
       1,500        * Navigant International, Inc .................      15,825
       3,200        * RailAmerica, Inc ............................      19,520
      18,745        * Sabre Holdings Corp .........................     298,249
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES ...............   1,314,547
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.34%
       2,700          Arkansas Best Corp ..........................      68,634
       5,915          CNF, Inc ....................................     180,112
       1,000        * Covenant Transport, Inc (Class A) ...........      16,990
       3,602        * Heartland Express, Inc ......................      69,086
       2,906        * Hunt (J.B.) Transport Services, Inc .........      78,230
       1,900        * Landstar System, Inc ........................     109,250
         517        * P.A.M. Transportation Services ..............      11,312
       1,450          Roadway Corp ................................      48,604
       1,850        * SCS Transportation, Inc .....................      19,573
       8,002        * Swift Transportation Co, Inc ................     128,032
         712        * U.S. Xpress Enterprises, Inc (Class A) ......       5,383
       3,400          USFreightways Corp ..........................      86,054
      50,409          United Parcel Service, Inc (Class B) ........   2,873,313
       5,171          Werner Enterprises, Inc .....................      99,606
       3,400        * Yellow Corp .................................      82,042
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING ..............   3,876,221
                                                                    -----------
WATER TRANSPORTATION--0.03%
       5,400          Alexander & Baldwin, Inc ....................     134,244
       2,247        * Gulfmark Offshore, Inc ......................      30,222
       2,612        * Kirby Corp ..................................      64,255
       3,700          Overseas Shipholding Group, Inc .............      61,790
       3,100        * Trico Marine Services, Inc ..................       8,029
                                                                    -----------
                      TOTAL WATER TRANSPORTATION ..................     298,540
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.31%
         600        * 1-800 Contacts, Inc .........................      12,150
       2,497          Action Performance Cos, Inc .................      52,812
         845        * Alliance Imaging, Inc .......................       2,653
       4,358        * Anixter International, Inc ..................      98,796
      13,395        * Apogent Technologies, Inc ...................     195,299
       2,834          Applied Industrial Technologies, Inc ........      47,356
      13,044        * Arrow Electronics, Inc ......................     191,747
       2,000        * Audiovox Corp (Class A) .....................      14,820
       2,165        * Aviall, Inc .................................      16,757
      14,785        * Avnet, Inc ..................................     154,947
       1,123          Barnes Group, Inc ...........................      23,763
       2,465        * Bell Microproducts, Inc .....................      12,596
       3,400          BorgWarner, Inc .............................     162,656
       2,079        * Boyds Collection Ltd ........................      11,227
       3,800          Carlisle Cos, Inc ...........................     153,862
         300        * Castle (A.M.) & Co ..........................       1,425



                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  111

Statement of Investments
         (Unaudited) - INSTITUTIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 WHOLESALE TRADE-DURABLE GOODS--(CONTINUED)
       2,600          Commercial Metals Co ....................   $      36,270
       2,871        * Compucom Systems, Inc ...................          10,049
         200          Compx International, Inc ................           1,196
       1,422        * Department 56, Inc ......................          13,964
       1,007        * Global Imaging Systems, Inc .............          18,630
       3,300        * Handleman Co ............................          48,510
       3,000          Hughes Supply, Inc ......................          69,870
      19,434          IKON Office Solutions, Inc ..............         137,981
       2,512        * Imagistics International, Inc ...........          46,775
      11,018        * Ingram Micro, Inc (Class A) .............         121,529
       6,499        * Insight Enterprises, Inc ................          45,818
       1,409        * Insurance Auto Auctions, Inc ............          15,499
     389,131          Johnson & Johnson .......................      22,519,068
       1,292        * Keystone Automotive Industries, Inc .....          22,894
       3,300        * Knight Transportation, Inc ..............          64,977
         500          Lawson Products, Inc ....................          13,035
       2,600        * MCSi, Inc ...............................             884
       6,442          Martin Marietta Materials, Inc ..........         177,864
       1,100        * Nu Horizons Electronics Corp ............           5,401
       4,100          Owens & Minor, Inc ......................          71,955
       9,754        * PSS World Medical, Inc ..................          63,596
       6,485        * Patterson Dental Co .....................         297,856
       6,700          Pep Boys-Manny Moe & Jack ...............          50,920
       4,548          Pioneer-Standard Electronics, Inc .......          38,385
       1,600        * Pomeroy Computer Resources, Inc .........          11,152
       2,868          Reliance Steel & Aluminum Co ............          43,307
       2,182        * SCP Pool Corp ...........................          64,827
      22,490        * Safeguard Scientifics, Inc ..............          31,711
       1,512        * Scansource, Inc .........................          28,350
       4,000        * Somera Communications, Inc ..............           3,720
       2,100        * TBC Corp ................................          29,400
       6,395        * Tech Data Corp ..........................         153,096
      10,066          W.W. Grainger, Inc ......................         431,831
       1,100        * WESCO International, Inc ................           3,850
       2,661          Watsco, Inc .............................          36,402
       3,432        * Zoran Corp ..............................          44,307
                                                                ---------------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS .....      25,927,745
                                                                ---------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.84%
       5,545          Acuity Brands, Inc ......................          74,580
       1,598          Advanced Marketing Services, Inc ........          17,882
       7,523        * Airgas, Inc .............................         139,251
       1,700        * Allscripts Healthcare Solutions, Inc ....           4,675
      14,151          AmerisourceBergen Corp ..................         742,928
         100          Bridgford Foods Corp ....................             873
       4,090          Brown-Forman Corp (Class B) .............         314,521
      59,415          Cardinal Health, Inc ....................       3,384,929
       4,873        * Chiquita Brands International, Inc ......          53,457
       1,890          D&K Healthcare Resources, Inc ...........          19,467
       4,627          DIMON, Inc ..............................          26,513
       2,262        * Daisytek International Corp .............           4,230
       2,543        * Endo Pharmaceuticals Holdings, Inc ......          34,305
       5,168          Fleming Cos, Inc ........................           2,584
       1,456          Getty Realty Corp .......................          27,344
         200        * Green Mountain Coffee, Inc ..............           3,676
       2,778        * Hain Celestial Group, Inc ...............          41,976
       5,228        * Henry Schein, Inc .......................         235,783
         800        * Kenneth Cole Productions, Inc (Class A) .          17,520
         400        * Maui Land & Pineapple Co ................           7,860
      35,218          McKesson Corp ...........................         877,985
       4,304        * Men's Wearhouse, Inc ....................          64,388
       1,384          Nash Finch Co ...........................          11,667
       5,364          Nu Skin Enterprises, Inc (Class A) ......          54,015
       5,488        * Performance Food Group Co ...............         168,262
       8,620          Perrigo Co ..............................         102,406
       2,613        * Plains Resources, Inc ...................          27,881
       2,919        * Priority Healthcare Corp (Class B) ......          77,791
       3,600          Russell Corp ............................          63,000
       2,113        * School Specialty, Inc ...................          37,548
       1,000        * Smart & Final, Inc ......................           3,300
       1,300          Standard Commercial Corp ................          20,397
       6,000          Stride Rite Corp ........................          51,000
      17,464          Supervalu, Inc ..........................         270,638
      85,747          Sysco Corp ..............................       2,181,404
       1,620        * Tractor Supply Co .......................          53,492
       2,767        * United Natural Foods, Inc ...............          70,559
       4,248        * United Stationers, Inc ..................          90,695
       2,671          Valhi, Inc ..............................          29,381
                                                                ---------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS ..       9,410,163
                                                                ---------------
                      TOTAL COMMON STOCK
                       (COST $1,281,575,684) ..................   1,120,153,901
                                                                ---------------
SHORT TERM INVESTMENT--0.67%
 U.S. GOVERNMENT AND AGENCY--0.67%
                      Federal Home Loan Mortgage Corp (FHLMC)
  $7,500,000          1.080%,04/01/03 .........................       7,499,744
                                                                ---------------
                      TOTAL U.S. GOVERNMENT AND AGENCY ........       7,499,744
                                                                ---------------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $7,499,775) ......................       7,499,744
                                                                ---------------
                      TOTAL PORTFOLIO--100.33%
                       (COST $1,289,075,459) ..................   1,127,653,645
                      OTHER ASSETS & LIABILITIES, NET--(0.33%)       (3,652,243)
                                                                ---------------
                      NET ASSETS--100.00% ..................... $1,2124,001,402
                                                                ===============


----------
*  Non-income producing
b  In bankruptcy



                        SEE NOTES TO FINANCIAL STATEMENTS

112  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL S&P 500 INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                              SUMMARY BY INDUSTRY


                                                             VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................    $    32,130       0.05%
Apparel and Accessory Stores ........................        239,821       0.39
Apparel and Other Textile Products ..................         82,270       0.13
Auto Repair, Services and Parking ...................         12,306       0.02
Automotive Dealers and Service Stations .............         84,293       0.14
Building Materials and Garden Supplies ..............        692,180       1.14
Business Services ...................................      4,467,960       7.33
Chemicals and Allied Products .......................      8,352,852      13.70
Communications ......................................      3,484,607       5.72
Depository Institutions .............................      6,026,776       9.88
Eating and Drinking Places ..........................        245,631       0.40
Educational Services ................................         64,870       0.11
Electric, Gas, and Sanitary Services ................      1,858,738       3.05
Electronic and Other Electric Equipment .............      4,400,796       7.22
Engineering and Management Services .................        319,199       0.52
Fabricated Metal Products ...........................        398,359       0.65
Food and Kindred Products ...........................      2,565,255       4.21
Food Stores .........................................        288,434       0.47
Forestry ............................................         81,311       0.13
Furniture and Fixtures ..............................        134,828       0.22
Furniture and Homefurnishings Stores ................        184,164       0.30
General Building Contractors ........................         65,420       0.11
General Merchandise Stores ..........................      2,519,973       4.13
Health Services .....................................        276,561       0.45
Holding and Other Investment Offices ................        501,574       0.82
Hotels and Other Lodging Places .....................        126,612       0.21
Industrial Machinery and Equipment ..................      4,444,143       7.29
Instruments and Related Products ....................      1,549,122       2.54
Insurance Agents, Brokers and Service ...............        228,678       0.38
Insurance Carriers ..................................      3,127,427       5.13
Lumber and Wood Products ............................         26,410       0.04
Metal Mining ........................................        122,556       0.20
Miscellaneous Manufacturing Industries ..............         92,307       0.15
Miscellaneous Retail ................................        651,315       1.07
Motion Pictures .....................................        268,916       0.44
Nondepository Institutions ..........................      1,534,585       2.52
Nonmetallic Minerals, Except Fuels ..................         24,184       0.04
Oil and Gas Extraction ..............................        912,703       1.50
Paper and Allied Products ...........................        411,724       0.68
Personal Services ...................................        102,536       0.17
Petroleum and Coal Products .........................      2,719,286       4.46
Primary Metal Industries ............................        194,615       0.32
Printing and Publishing .............................        481,265       0.79
Railroad Transportation .............................        278,022       0.46
Rubber and Miscellaneous Plastics Products ..........        159,627       0.26
Security and Commodity Brokers ......................      1,147,337       1.88
Stone, Clay, and Glass Products .....................         54,312       0.09
Tobacco Products ....................................        537,822       0.88
Transportation By Air ...............................        223,157       0.37
Transportation Equipment ............................      1,428,748       2.34
Transportation Services .............................         17,501       0.03
Trucking and Warehousing ............................        495,900       0.81
Water Transportation ................................        108,495       0.18
Wholesale Trade-Durable Goods .......................      1,371,117       2.25
Wholesale Trade-Nondurable Goods ....................        482,428       0.79
                                                         -----------  ---------
TOTAL COMMON STOCK (COST $62,762,925) ...............     60,703,158      99.56
                                                         -----------  ---------
TOTAL PORTFOLIO (COST $62,762,925) ..................     60,703,158      99.56
OTHER ASSETS & LIABILITIES, NET .....................        269,661       0.44
                                                         -----------  ---------
NET ASSETS ..........................................    $60,972,819     100.00%
                                                         ===========  =========

    SHARES                                                               VALUE
    ------                                                               -----
COMMON STOCK--99.56%
 AMUSEMENT AND RECREATION SERVICES--0.05%
         900        * Harrah's Entertainment, Inc .................     $32,130
                                                                      ---------
                      TOTAL AMUSEMENT AND RECREATION SERVICES .....      32,130
                                                                      ---------
 APPAREL AND ACCESSORY STORES--0.39%
       6,900          Gap, Inc ....................................      99,981
       4,000          Limited Brands, Inc .........................      51,480
       1,000          Nordstrom, Inc ..............................      16,200
       4,100          TJX Cos, Inc ................................      72,160
                                                                      ---------
                      TOTAL APPAREL AND ACCESSORY STORES ..........     239,821
                                                                      ---------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.13%
       1,000        * Jones Apparel Group, Inc ....................      27,430
         800          Liz Claiborne, Inc ..........................      24,736
         800          VF Corp .....................................      30,104
                                                                      ---------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS ....      82,270
                                                                      ---------
 AUTO REPAIR, SERVICES AND PARKING--0.02%
         600          Ryder System, Inc ...........................      12,306
                                                                      ---------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING .....      12,306
                                                                      ---------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.14%
       2,300        * Autonation, Inc .............................      29,325
         800        * Autozone, Inc ...............................      54,968
                                                                      ---------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      84,293
                                                                      ---------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.14%
      18,100          Home Depot, Inc .............................     440,916
         800        * Louisiana-Pacific Corp ......................       6,344
       6,000          Lowe's Cos ..................................     244,920
                                                                      ---------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      692,180
                                                                      ---------
 BUSINESS SERVICES--7.33%
      34,800        * AOL Time Warner, Inc ........................     377,928
       1,800          Adobe Systems, Inc ..........................      55,494
         900          Autodesk, Inc ...............................      13,734
       4,700          Automatic Data Processing, Inc ..............     144,713
       1,800        * BMC Software, Inc ...........................      27,162
       8,000        * Cendant Corp ................................     101,600
       1,300        * Citrix Systems, Inc .........................      17,108
       4,400          Computer Associates International, Inc ......      60,104
       1,500        * Computer Sciences Corp ......................      48,825
       2,900        * Compuware Corp ..............................       9,831
       1,300        * Convergys Corp ..............................      17,160
         500          Deluxe Corp .................................      20,065
       1,100        * Electronic Arts, Inc ........................      64,504
       3,700          Electronic Data Systems Corp ................      65,120
       1,100          Equifax, Inc ................................      21,989
       5,900          First Data Corp .............................     218,359
       1,500        * Fiserv, Inc .................................      47,220
       1,957          IMS Health, Inc .............................      30,549
       3,100        * Interpublic Group Of Cos, Inc ...............      28,830
       1,600        * Intuit, Inc .................................      59,520
         600        * Mercury Interactive Corp ....................      17,808
      83,200          Microsoft Corp ..............................   2,014,272
         700        * NCR Corp ....................................      12,838
       2,800        * Novell, Inc .................................       6,020
       1,500          Omnicom Group, Inc ..........................      81,255
      41,300        * Oracle Corp .................................     448,064
       2,000        * Parametric Technology Corp ..................       4,340
       2,400        * Peoplesoft, Inc .............................      36,720
       1,300        * Robert Half International, Inc ..............      17,303
       3,700        * Siebel Systems, Inc .........................      29,637
      24,700        * Sun Microsystems, Inc .......................      80,522
       2,200        * Sungard Data Systems, Inc ...................      46,860
       1,100        * Symantec Corp ...............................      43,098
         800        * TMP Worldwide, Inc ..........................       8,584
       2,600        * Unisys Corp .................................      24,076




                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  113

Statement of Investments
         (Unaudited) - INSTITUTIONAL S&P 500 INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 BUSINESS SERVICES--(CONTINUED)
       3,200        * Veritas Software Corp .......................  $   56,256
       4,600        * Yahoo!, Inc .................................     110,492
                                                                     ----------
                      TOTAL BUSINESS SERVICES .....................   4,467,960
                                                                     ----------
 CHEMICALS AND ALLIED PRODUCTS--13.70%
      12,200          Abbott Laboratories .........................     458,842
       1,800          Air Products & Chemicals, Inc ...............      74,574
         500          Alberto-Culver Co (Class B) .................      24,640
       1,000          Allergan, Inc ...............................      68,210
      10,000        * Amgen, Inc ..................................     575,500
         900          Avery Dennison Corp .........................      52,803
       1,800          Avon Products, Inc ..........................     102,690
       1,200        * Biogen, Inc .................................      35,952
      15,100          Bristol-Myers Squibb Co .....................     319,063
       1,500        * Chiron Corp .................................      56,250
       1,700          Clorox Co ...................................      78,489
       4,200          Colgate-Palmolive Co ........................     228,648
       7,100          Dow Chemical Co .............................     196,031
       7,800          Du Pont (E.I.) de Nemours & Co ..............     303,108
         600          Eastman Chemical Co .........................      17,394
       1,000          Ecolab, Inc .................................      49,330
       2,800        * Forest Laboratories, Inc ....................     151,116
       1,600        * Genzyme Corp (General Division) .............      58,320
       8,100          Gillette Co .................................     250,614
         300          Great Lakes Chemical Corp ...................       6,660
         700          International Flavors & Fragrances, Inc .....      21,763
       1,900        * King Pharmaceuticals, Inc ...................      22,667
       8,700          Lilly (Eli) & Co ............................     497,205
       1,900        * Medimmune, Inc ..............................      62,377
      17,500          Merck & Co, Inc .............................     958,650
       1,400          PPG Industries, Inc .........................      63,112
      47,900          Pfizer, Inc .................................   1,492,564
      10,100          Pharmacia Corp ..............................     437,330
       1,300          Praxair, Inc ................................      73,255
      10,000          Procter & Gamble Co .........................     890,500
       1,800          Rohm & Haas Co ..............................      53,604
      11,400          Schering-Plough Corp ........................     203,262
       1,100          Sherwin-Williams Co .........................      29,073
         600          Sigma-Aldrich Corp ..........................      26,694
         800        * Watson Pharmaceuticals, Inc .................      23,016
      10,300          Wyeth .......................................     389,546
                                                                     ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS .........   8,352,852
                                                                     ----------
 COMMUNICATIONS--5.72%
      21,000        * AT&T Wireless Services, Inc .................     138,600
       6,000          AT&T Corp ...................................      97,200
       2,400          Alltel Corp .................................     107,424
       3,000        * Avaya, Inc ..................................       6,120
      14,500          BellSouth Corp ..............................     314,215
       4,700        * Clear Channel Communications, Inc ...........     159,424
      11,716        * Comcast Corp ................................     334,960
       1,100          CenturyTel, Inc .............................      30,360
       6,450        * Comcast Corp Special ........................     177,311
      30,100        * Lucent Technologies, Inc ....................      44,247
       7,400        * Nextel Communications, Inc (Class A) ........      99,086
      13,200        * Qwest Communications International, Inc .....      46,068
      25,800          SBC Communications, Inc .....................     517,548
       6,900          Sprint Corp (FON Group) .....................      81,075
       7,700        * Sprint Corp (PCS Group) .....................      33,572
       1,800        * Univision Communications, Inc (Class A) .....      44,118
      21,300          Verizon Communications, Inc .................     752,955
      13,700        * Viacom, Inc (Class B) .......................     500,324
                                                                     ----------
                      TOTAL COMMUNICATIONS ........................   3,484,607
                                                                     ----------
 DEPOSITORY INSTITUTIONS--9.88%
       2,800          AmSouth Bancorp .............................      55,664
       3,700          BB&T Corp ...................................     116,291
      11,700          Bank Of America Corp ........................     782,028
       6,000          Bank Of New York Co, Inc ....................     123,000
       9,000          Bank One Corp ...............................     311,580
       1,800          Charter One Financial, Inc ..................      49,788
      40,000          Citigroup, Inc ..............................   1,378,000
       1,400          Comerica, Inc ...............................      53,032
       3,900        * Concord EFS, Inc ............................      36,660
       4,500          Fifth Third Bancorp .........................     225,630
       1,000          First Tennessee National Corp ...............      39,710
       8,200          FleetBoston Financial Corp ..................     195,816
       1,200          Golden West Financial Corp ..................      86,316
       1,700          Huntington Bancshares, Inc ..................      31,603
      15,500          J.P. Morgan Chase & Co ......................     367,505
       3,400          KeyCorp .....................................      76,704
       1,500          Marshall & Ilsley Corp ......................      38,340
       3,400          Mellon Financial Corp .......................      72,284
       4,800          National City Corp ..........................     133,680
       1,300          North Fork Bancorp, Inc .....................      38,285
       1,800          Northern Trust Corp .........................      54,810
       2,200          PNC Financial Services Group, Inc ...........      93,236
       1,800          Regions Financial Corp ......................      58,320
       2,700          SouthTrust Corp .............................      68,931
       2,600          State Street Corp ...........................      82,238
       2,200          SunTrust Banks, Inc .........................     115,830
       2,200          Synovus Financial Corp ......................      39,358
      14,900          U.S. Bancorp ................................     282,802
       1,600          Union Planters Corp .........................      42,064
      10,500          Wachovia Corp ...............................     357,735
      13,200          Wells Fargo & Co ............................     593,868
         600          Zions Bancorp ...............................      25,668
                                                                     ----------
                      TOTAL DEPOSITORY INSTITUTIONS ...............   6,026,776
                                                                     ----------
 EATING AND DRINKING PLACES--0.40%
       1,300          Darden Restaurants, Inc .....................      23,205
       9,800          McDonald's Corp .............................     141,708
         900          Wendy's International, Inc ..................      24,759
       2,300        * Yum! Brands, Inc ............................      55,959
                                                                     ----------
                      TOTAL EATING AND DRINKING PLACES ............     245,631
                                                                     ----------
 EDUCATIONAL SERVICES--0.11%
       1,300        * Apollo Group, Inc (Class A) .................      64,870
                                                                     ----------
                      TOTAL EDUCATIONAL SERVICES ..................      64,870
                                                                     ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.05%
       4,300        * AES Corp ....................................      15,566
       1,000        * Allegheny Energy, Inc .......................       6,210
       1,500        * Allied Waste Industries, Inc ................      11,985
       1,200          Ameren Corp .................................      46,860
       2,900          American Electric Power Co, Inc .............      66,265
       1,100        * CMS Energy Corp .............................       4,851
       2,900        * Calpine Corp ................................       9,570
       2,300          Centerpoint Energy, Inc .....................      16,215
       1,300          Cinergy Corp ................................      43,745
       2,200        * Citizens Communications Co ..................      21,956
       1,700          Consolidated Edison, Inc ....................      65,399
       1,300          Constellation Energy Group, Inc .............      36,049
       1,400          DTE Energy Co ...............................      54,110
       2,300          Dominion Resources, Inc .....................     127,351
       6,900          Duke Energy Corp ............................     100,326
       2,900        * Dynegy, Inc (Class A) .......................       7,569
       2,500        * Edison International ........................      34,225
       4,700          El Paso Corp ................................      28,435
       1,700          Entergy Corp ................................      81,855
       2,500          Exelon Corp .................................     126,025
       1,400          FPL Group, Inc ..............................      82,502
       2,400          FirstEnergy Corp ............................      75,600
       1,100          KeySpan Corp ................................      35,475





                        SEE NOTES TO FINANCIAL STATEMENTS

114  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL S&P 500 INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
         900          Kinder Morgan, Inc .......................... $    40,500
       3,200        * Mirant Corp .................................       5,120
       1,900          NiSource, Inc ...............................      34,580
         300          Nicor, Inc ..................................       8,196
       3,100        * PG&E Corp ...................................      41,695
       1,300          PPL Corp ....................................      46,293
         300          Peoples Energy Corp .........................      10,731
         700          Pinnacle West Capital Corp ..................      23,268
       1,900          Progress Energy, Inc ........................      74,385
       1,800          Public Service Enterprise Group, Inc ........      66,042
       1,500          Sempra Energy ...............................      37,440
       5,600          Southern Co .................................     159,264
       1,300          TECO Energy, Inc ............................      13,819
       2,500          TXU Corp ....................................      44,625
       4,600          Waste Management, Inc .......................      97,428
       4,100          Williams Cos, Inc ...........................      18,778
       3,000          Xcel Energy, Inc ............................      38,430
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES ..   1,858,738
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.22%
       6,300        * ADC Telecommunications, Inc .................      12,978
       2,700        * Advanced Micro Devices, Inc .................      16,686
       3,000        * Altera Corp .................................      40,620
       1,500        * American Power Conversion Corp ..............      21,360
       2,800        * Analog Devices, Inc .........................      77,000
       2,300        * Applied Micro Circuits Corp .................       7,498
       2,200        * Broadcom Corp (Class A) .....................      27,170
       3,300        * CIENA Corp ..................................      14,421
       1,400        * Comverse Technology, Inc ....................      15,834
         700          Cooper Industries Ltd (Class A) .............      24,997
       3,200          Emerson Electric Co .........................     145,120
      77,400          General Electric Co .........................   1,973,700
      51,600          Intel Corp ..................................     840,048
      11,000        * JDS Uniphase Corp ...........................      31,350
       1,600        * Jabil Circuit, Inc ..........................      28,000
       2,900        * LSI Logic Corp ..............................      13,108
       2,400          Linear Technology Corp ......................      74,088
       2,500          Maxim Integrated Products, Inc ..............      90,300
         600          Maytag Corp .................................      11,418
       4,800        * Micron Technology, Inc ......................      39,072
       1,500          Molex, Inc ..................................      32,220
      17,800          Motorola, Inc ...............................     147,028
       1,400        * National Semiconductor Corp .................      23,856
       1,100        * Novellus Systems, Inc .......................      29,997
       1,200        * Nvidia Corp .................................      15,420
       1,300        * PMC-Sierra, Inc .............................       7,735
         600        * Power-One, Inc ..............................       2,640
         700        * QLogic Corp .................................      25,998
       6,100          Qualcomm, Inc ...............................     219,966
       1,400          Rockwell Collins, Inc .......................      25,718
       4,200        * Sanmina-SCI Corp ............................      16,968
       1,200          Scientific-Atlanta, Inc .....................      16,488
       3,200        * Tellabs, Inc ................................      18,528
      13,500          Texas Instruments, Inc ......................     220,995
         500        * Thomas & Betts Corp .........................       7,090
         500          Whirlpool Corp ..............................      24,515
       2,600        * Xilinx, Inc .................................      60,866
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   4,400,796
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.52%
         600          Fluor Corp ..................................      20,208
       3,400          Halliburton Co ..............................      70,482
         500        * McDermott International, Inc ................       1,450
       2,100          Monsanto Co .................................      34,440
       1,200          Moody's Corp ................................      55,476
       2,900          Paychex, Inc ................................      79,663
         800        * Quest Diagnostics, Inc ......................      47,752
         800        * Quintiles Transnational Corp ................       9,728
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES ...     319,199
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.65%
         400          Ball Corp ...................................      22,280
         500          Crane Co ....................................       8,710
       1,200          Danaher Corp ................................      78,912
       1,200          Fortune Brands, Inc .........................      51,444
       2,400          Illinois Tool Works, Inc ....................     139,560
       3,800          Masco Corp ..................................      70,756
         400          Snap-On, Inc ................................       9,904
         700          Stanley Works ...............................      16,793
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS .............     398,359
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--4.21%
       6,600          Anheuser-Busch Cos, Inc .....................     307,626
       5,100          Archer Daniels Midland Co ...................      55,080
       3,200          Campbell Soup Co ............................      67,200
      19,200          Coca-Cola Co ................................     777,216
       3,500          Coca-Cola Enterprises, Inc ..................      65,415
       4,200          Conagra Foods, Inc ..........................      84,336
         300          Coors (Adolph) Co (Class B) .................      14,550
       2,800          General Mills, Inc ..........................     127,540
       2,700          H.J. Heinz Co ...............................      78,840
         800        * Hercules, Inc ...............................       6,960
       1,100          Hershey Foods Corp ..........................      68,926
       3,200          Kellogg Co ..................................      98,080
       1,000          McCormick & Co, Inc (Non-Vote) ..............      24,140
       2,200          Pepsi Bottling Group, Inc ...................      39,446
      13,400          PepsiCo, Inc ................................     536,000
       6,000          Sara Lee Corp ...............................     112,200
       1,800          Wrigley (Wm.) Jr Co .........................     101,700
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS .............   2,565,255
                                                                    -----------
 FOOD STORES--0.47%
       2,900          Albertson's, Inc ............................      54,665
       5,900        * Kroger Co ...................................      77,585
       3,400        * Safeway, Inc ................................      64,362
       3,000        * Starbucks Corp ..............................      77,280
       1,100          Winn-Dixie Stores, Inc ......................      14,542
                                                                    -----------
                      TOTAL FOOD STORES ...........................     288,434
                                                                    -----------
 FORESTRY--0.13%
       1,700          Weyerhaeuser Co .............................      81,311
                                                                    -----------
                      TOTAL FORESTRY ..............................      81,311
                                                                    -----------
 FURNITURE AND FIXTURES--0.22%
         700          Johnson Controls, Inc .......................      50,708
       1,500          Leggett & Platt, Inc ........................      27,420
       2,000          Newell Rubbermaid, Inc ......................      56,700
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES ................     134,828
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.30%
       2,300        * Bed Bath & Beyond, Inc ......................      79,442
       2,500        * Best Buy Co, Inc ............................      67,425
       1,600          Circuit City Stores, Inc (Circuit City Group)       8,320
       1,300          RadioShack Corp .............................      28,977
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES ..     184,164
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.11%
         500          Centex Corp .................................      27,180
         400          KB Home .....................................      18,180
         400          Pulte Homes, Inc ............................      20,060
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS ..........      65,420
                                                                    -----------
 GENERAL MERCHANDISE STORES--4.13%
         900        * Big Lots, Inc ...............................      10,125
       3,600        * Costco Wholesale Corp .......................     108,108
         700          Dillard's, Inc (Class A) ....................       9,044





                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  115

Statement of Investments
         (Unaudited) - INSTITUTIONAL S&P 500 - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 GENERAL MERCHANDISE STORES--(CONTINUED)
       2,700          Dollar General Corp ......................... $    32,967
       1,300          Family Dollar Stores, Inc ...................      40,144
       1,500        * Federated Department Stores, Inc ............      42,030
       2,000          J.C. Penney Co, Inc .........................      39,280
       2,600        * Kohl's Corp .................................     147,108
       2,200          May Department Stores Co ....................      43,758
       2,400          Sears Roebuck & Co ..........................      57,960
       7,000          Target Corp .................................     204,820
      34,300          Wal-Mart Stores, Inc ........................   1,784,629
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES ............   2,519,973
                                                                    -----------
 HEALTH SERVICES--0.45%
       4,000          HCA, Inc ....................................     165,440
       1,800          Health Management Associates, Inc (Class A) .      34,200
         700        * Manor Care, Inc .............................      13,461
       3,800        * Tenet Healthcare Corp .......................      63,460
                                                                    -----------
                      TOTAL HEALTH SERVICES .......................     276,561
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.82%
         800          Apartment Investment & Management Co (Class A)     29,184
       3,200          Equity Office Properties Trust ..............      81,440
       2,000          Equity Residential ..........................      48,140
       1,300          Plum Creek Timber Co, Inc ...................      28,067
       1,500          Simon Property Group, Inc ...................      53,745
       7,400          Washington Mutual, Inc ......................     260,998
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES ..     501,574
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.21%
       2,900          Hilton Hotels Corp ..........................      33,669
       1,800          Marriott International, Inc (Class A) .......      57,258
       1,500          Starwood Hotels & Resorts Worldwide, Inc ....      35,685
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES .......     126,612
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.29%
       3,000          3M Co .......................................     390,090
         600        * American Standard Cos, Inc ..................      41,262
       2,800        * Apple Computer, Inc .........................      39,592
      12,900        * Applied Materials, Inc ......................     162,282
       2,600          Baker Hughes, Inc ...........................      77,818
         600          Black & Decker Corp .........................      20,916
       2,600          Caterpillar, Inc ............................     127,920
      55,600        * Cisco Systems, Inc ..........................     721,688
         300          Cummins, Inc ................................       7,380
       1,800          Deere & Co ..................................      70,668
      20,100        * Dell Computer Corp ..........................     548,931
       1,600          Dover Corp ..................................      38,752
      17,000        * EMC Corp ....................................     122,910
         500          Eaton Corp ..................................      34,975
       2,400        * Gateway, Inc ................................       5,664
      23,700          Hewlett-Packard Co ..........................     368,535
         700          ITT Industries, Inc .........................      37,387
       1,300          Ingersoll-Rand Co (Class A) .................      50,167
      13,100          International Business Machines Corp ........   1,027,433
         700        * International Game Technology ...............      57,330
       1,000        * Lexmark International, Inc ..................      66,950
       2,600        * Network Appliance, Inc ......................      29,094
         900          Pall Corp ...................................      18,000
         900          Parker Hannifin Corp ........................      34,866
       1,900          Pitney Bowes, Inc ...........................      60,648
       6,400        * Solectron Corp ..............................      19,328
       1,700          Symbol Technologies, Inc ....................      14,637
      15,500          Tyco International Ltd ......................     199,330
       5,700        * Xerox Corp ..................................      49,590
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT ....   4,444,143
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--2.54%
       3,600        * Agilent Technologies, Inc ...................      47,340
       1,600          Applera Corp (Applied Biosystems Group) .....      25,328
         400          Bard (C.R.), Inc ............................      25,224
         400          Bausch & Lomb, Inc ..........................      13,156
       4,600          Baxter International, Inc ...................      85,744
       2,000          Becton Dickinson & Co .......................      68,880
       2,000          Biomet, Inc .................................      61,300
       3,100        * Boston Scientific Corp ......................     126,356
       2,300          Eastman Kodak Co ............................      68,080
       2,400          Guidant Corp ................................      86,880
       1,500        * KLA-Tencor Corp .............................      53,913
       9,500          Medtronic, Inc ..............................     428,640
         400        * Millipore Corp ..............................      13,080
         900          PerkinElmer, Inc ............................       8,001
       3,200          Raytheon Co .................................      90,784
       1,400          Rockwell Automation, Inc ....................      28,980
       1,300        * St. Jude Medical, Inc .......................      63,375
       1,600          Stryker Corp ................................     109,840
         600        * Tektronix, Inc ..............................      10,290
       1,400        * Teradyne, Inc ...............................      16,296
       1,300        * Thermo Electron Corp ........................      23,530
       1,000        * Waters Corp .................................      21,160
       1,500        * Zimmer Holdings, Inc ........................      72,945
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS ......   1,549,122
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.38%
       2,400          AON Corp ....................................      49,632
       4,200          Marsh & McLennan Cos, Inc ...................     179,046
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE .     228,678
                                                                    -----------
 INSURANCE CARRIERS--5.13%
       2,100          ACE Ltd .....................................      60,795
       1,100          Aetna, Inc ..................................      54,230
       4,000          Aflac, Inc ..................................     128,200
       5,500          Allstate Corp ...............................     182,435
         800          Ambac Financial Group, Inc ..................      40,416
      20,300          American International Group, Inc ...........   1,003,835
       1,100        * Anthem, Inc .................................      72,875
       1,300          Chubb Corp ..................................      57,616
       1,100          Cigna Corp ..................................      50,292
       1,200          Cincinnati Financial Corp ...................      42,084
       2,000          Hartford Financial Services Group, Inc ......      70,580
       1,200        * Humana, Inc .................................      11,520
       1,100          Jefferson-Pilot Corp ........................      42,328
       2,300          John Hancock Financial Services, Inc ........      63,894
       1,400          Lincoln National Corp .......................      39,200
       1,400          Loews Corp ..................................      55,776
       1,100          MBIA, Inc ...................................      42,504
         800          MGIC Investment Corp ........................      31,416
       5,500          MetLife, Inc ................................     145,090
       2,600          Principal Financial Group ...................      70,564
       1,700          Progressive Corp ............................     100,827
       4,400          Prudential Financial, Inc ...................     128,700
       1,000          Safeco Corp .................................      34,970
       1,800          St. Paul Cos, Inc ...........................      57,240
         800          Torchmark Corp ..............................      28,640
       7,900          Travelers Property Casualty Corp (Class B) ..     111,469
       2,400          UnitedHealth Group, Inc .....................     220,008
       1,800          UnumProvident Corp ..........................      17,640
       1,100        * Wellpoint Health Networks, Inc ..............      84,425
       1,100          XL Capital Ltd (Class A) ....................      77,858
                                                                    -----------
                      TOTAL INSURANCE CARRIERS ....................   3,127,427
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.04%
       1,900          Georgia-Pacific Corp ........................      26,410
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS ..............      26,410
                                                                    -----------




                        SEE NOTES TO FINANCIAL STATEMENTS

116  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL S&P 500 - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 METAL MINING--0.20%
       1,100          Freeport-McMoRan Copper & Gold, Inc (Class A) $    18,755
       3,100          Newmont Mining Corp .........................      81,065
         700        * Phelps Dodge Corp ...........................      22,736
                                                                    -----------
                      TOTAL METAL MINING ..........................     122,556
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.15%
       1,300          Hasbro, Inc .................................      18,057
       3,300          Mattel, Inc .................................      74,250
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES       92,307
                                                                    -----------
 MISCELLANEOUS RETAIL--1.07%
       3,100          CVS Corp ....................................      73,935
       2,400        * eBay, Inc ...................................     204,696
       2,500        * Office Depot, Inc ...........................      29,575
       3,600        * Staples, Inc ................................      65,988
       1,200          Tiffany & Co ................................      30,000
       1,700        * Toys ORO Us, Inc ............................      14,229
       7,900          Walgreen Co .................................     232,892
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL ..................     651,315
                                                                    -----------
 MOTION PICTURES--0.44%
      15,800          Walt Disney Co ..............................     268,916
                                                                    -----------
                      TOTAL MOTION PICTURES .......................     268,916
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--2.52%
      10,200          American Express Co .........................     338,946
       1,700          Capital One Financial Corp ..................      51,017
       1,000          Countrywide Financial Corp ..................      57,500
       7,700          Fannie Mae ..................................     503,195
       5,400          Freddie Mac .................................     286,740
       9,900          MBNA Corp ...................................     148,995
       2,300        * Providian Financial Corp ....................      15,088
       1,200          SLM Corp ....................................     133,104
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS ............   1,534,585
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
         800          Vulcan Materials Co .........................      24,184
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS ....      24,184
                                                                    -----------
 OIL AND GAS EXTRACTION--1.50%
       1,900          Anadarko Petroleum Corp .....................      86,450
       1,155          Apache Corp .................................      71,310
       1,200        * BJ Services Co ..............................      41,268
       1,600          Burlington Resources, Inc ...................      76,336
       1,200          Devon Energy Corp ...........................      57,864
         900          EOG Resources, Inc ..........................      35,604
         800          Kerr-McGee Corp .............................      32,488
       2,400          Marathon Oil Corp ...........................      57,528
       1,100        * Nabors Industries Ltd .......................      43,857
       1,100        * Noble Corp ..................................      34,562
       2,900          Occidental Petroleum Corp ...................      86,884
         700          Rowan Cos, Inc ..............................      13,762
       4,500          Schlumberger Ltd ............................     171,045
       2,500        * Transocean, Inc .............................      51,125
       2,000          Unocal Corp .................................      52,620
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION ................     912,703
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.68%
         400          Bemis Co ....................................      16,824
         400          Boise Cascade Corp ..........................       8,740
       3,700          International Paper Co ......................     125,060
       4,000          Kimberly-Clark Corp .........................     181,840
       1,500          MeadWestvaco Corp ...........................      34,170
       1,300        * Pactiv Corp .................................      26,390
         500          Temple-Inland, Inc ..........................      18,700
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS .............     411,724
                                                                    -----------
 PERSONAL SERVICES--0.17%
       1,300          Cintas Corp .................................      42,770
       1,400          H & R Block, Inc ............................      59,766
                                                                    -----------
                      TOTAL PERSONAL SERVICES .....................     102,536
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--4.46%
         700          Amerada Hess Corp ...........................      30,982
         600          Ashland, Inc ................................      17,802
       8,300          ChevronTexaco Corp ..........................     536,595
       5,300          ConocoPhillips ..............................     284,080
      52,300          Exxon Mobil Corp ............................   1,827,885
         600          Sunoco, Inc .................................      21,942
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS ...........   2,719,286
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.32%
       6,600          Alcoa, Inc ..................................     127,908
         800          Allegheny Technologies, Inc .................       2,320
         700        * Andrew Corp .................................       3,850
       1,000          Engelhard Corp ..............................      21,420
         600          Nucor Corp ..................................      22,902
         800          United States Steel Corp ....................       7,864
         700          Worthington Industries, Inc .................       8,351
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES ..............     194,615
                                                                    -----------
 PRINTING AND PUBLISHING--0.79%
         500        * American Greetings Corp (Class A) ...........       6,550
         600          Dow Jones & Co, Inc .........................      21,264
       2,100          Gannett Co, Inc .............................     147,903
         600          Knight Ridder, Inc ..........................      35,100
       1,500          McGraw-Hill Cos, Inc ........................      83,385
         400          Meredith Corp ...............................      15,272
       1,200          New York Times Co (Class A) .................      51,780
         900          R.R. Donnelley & Sons Co ....................      16,488
       2,300          Tribune Co ..................................     103,523
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING ...............     481,265
                                                                    -----------
 RAILROAD TRANSPORTATION--0.46%
       2,900          Burlington Northern Santa Fe Corp ...........      72,210
       1,600          CSX Corp ....................................      45,632
       3,000          Norfolk Southern Corp .......................      55,680
       1,900          Union Pacific Corp ..........................     104,500
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION ...............     278,022
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.26%
         600          Cooper Tire & Rubber Co .....................       7,320
       1,300        * Goodyear Tire & Rubber Co ...................       6,721
       2,000          Nike, Inc (Class B) .........................     102,840
         400        * Reebok International Ltd ....................      13,140
         600        * Sealed Air Corp .............................      24,078
         400          Tupperware Corp .............................       5,528
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS
                         PLASTICS PRODUCTS ........................   7,159,627
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.88%
         700          Bear Stearns Cos, Inc .......................      45,920
      10,400          Charles Schwab Corp .........................      75,088
       2,000          Franklin Resources, Inc .....................      65,820
       3,700          Goldman Sachs Group, Inc ....................     251,896
       1,600          Janus Capital Group, Inc ....................      18,224
       1,800          Lehman Brothers Holdings, Inc ...............     103,950
       6,700          Merrill Lynch & Co, Inc .....................     237,180
       8,400          Morgan Stanley ..............................     322,140
       1,000          T Rowe Price Group, Inc .....................      27,119
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS ........   1,147,337
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.09%
       9,300        * Corning, Inc ................................      54,312
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS .......      54,312
                                                                    -----------



                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  117

Statement of Investments
         (Unaudited) - INSTITUTIONAL S&P 500 - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 TOBACCO PRODUCTS--0.88%
      16,000          Altria Group, Inc ........................... $   479,360
         700          R.J. Reynolds Tobacco Holdings, Inc .........      22,582
       1,300          UST, Inc ....................................      35,880
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS ......................     537,822
                                                                    -----------
 TRANSPORTATION BY AIR--0.37%
       1,000          Delta Air Lines, Inc ........................       8,900
       2,300          FedEx Corp ..................................     126,661
       6,100          Southwest Airlines Co .......................      87,596
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR .................     223,157
                                                                    -----------
 TRANSPORTATION EQUIPMENT--2.34%
       6,600          Boeing Co ...................................     165,396
         700          Brunswick Corp ..............................      13,300
       1,200          Dana Corp ...................................       8,472
       4,400          Delphi Corp .................................      30,052
      14,200          Ford Motor Co ...............................     106,784
       1,600          General Dynamics Corp .......................      88,112
       4,400          General Motors Corp .........................     147,928
       1,300          Genuine Parts Co ............................      39,663
         900          Goodrich Corp ...............................      12,654
       2,300          Harley-Davidson, Inc ........................      91,333
       6,600          Honeywell International, Inc ................     140,976
       3,600          Lockheed Martin Corp ........................     171,180
         500        * Navistar International Corp .................      12,305
       1,328          Northrop Grumman Corp .......................     113,942
         900          Paccar, Inc .................................      45,243
       1,000          Textron, Inc ................................      27,460
       3,600          United Technologies Corp ....................     208,008
       1,000          Visteon Corp ................................       5,940
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT ..............   1,428,748
                                                                    -----------
 TRANSPORTATION SERVICES--0.03%
       1,100        * Sabre Holdings Corp .........................      17,501
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES ...............      17,501
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.81%
       8,700          United Parcel Service, Inc (Class B) ........     495,900
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING ..............     495,900
                                                                    -----------
 WATER TRANSPORTATION--0.18%
       4,500          Carnival Corp ...............................     108,495
                                                                    -----------
                      TOTAL WATER TRANSPORTATION ..................     108,495
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.25%
      23,100          Johnson & Johnson ...........................   1,336,797
         800          W.W. Grainger, Inc ..........................      34,320
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS .........   1,371,117
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.79%
         800          AmerisourceBergen Corp ......................      42,000
         500          Brown-Forman Corp (Class B) .................      38,450
       3,500          Cardinal Health, Inc ........................     199,395
       2,300          McKesson Corp ...............................      57,339
       1,000          Supervalu, Inc ..............................      15,500
       5,100          Sysco Corp ..................................     129,744
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS ......     482,428
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $62,762,925) .........................  60,703,158
                                                                    -----------
                      TOTAL PORTFOLIO--99.56%
                       (COST $62,762,925) .........................  60,703,158

                      OTHER ASSETS & LIABILITIES, NET--0.44% ......     269,661
                                                                    -----------
                      NET ASSETS--100.00% ......................... $60,972,819
                                                                    ===========




                        SEE NOTES TO FINANCIAL STATEMENTS

118  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                              Summary by Industry

                                                            VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ....................... $  126,694       0.51%
Apparel and Accessory Stores ............................    254,615       1.03
Apparel and Other Textile Products ......................     23,097       0.09
Automotive Dealers and Service Stations .................    234,379       0.95
Building Materials and Garden Supplies ..................     47,923       0.19
Business Services .......................................  4,352,349      17.62
Chemicals and Allied Products ...........................  2,519,624      10.20
Coal Mining .............................................      9,918       0.04
Communications ..........................................    729,398       2.95
Depository Institutions .................................    373,379       1.51
Eating and Drinking Places ..............................    641,097       2.60
Educational Services ....................................    308,027       1.25
Electric, Gas, and Sanitary Services ....................    173,341       0.70
Electronic and Other Electric Equipment .................  1,673,599       6.78
Engineering and Management Services .....................    678,925       2.75
Fabricated Metal Products ...............................    313,973       1.27
Food and Kindred Products ...............................    418,871       1.70
Food Stores .............................................    371,972       1.51
Furniture and Fixtures ..................................    119,411       0.48
Furniture and Homefurnishings Stores ....................    483,234       1.96
General Building Contractors ............................     80,755       0.33
General Merchandise Stores ..............................    381,290       1.54
Health Services .........................................    935,849       3.79
Holding and Other Investment Offices ....................     61,477       0.25
Hotels and Other Lodging Places .........................    190,074       0.77
Industrial Machinery and Equipment ......................  1,546,743       6.26
Instruments and Related Products ........................  2,030,256       8.22
Insurance Agents, Brokers and Service ...................    105,209       0.43
Insurance Carriers ......................................    766,993       3.11
Leather and Leather Products ............................    120,563       0.49
Metal Mining ............................................    268,540       1.09
Miscellaneous Manufacturing Industries ..................    266,940       1.08
Miscellaneous Retail ....................................    646,372       2.62
Motion Pictures .........................................     17,780       0.07
Nondepository Institutions ..............................     73,320       0.30
Nonmetallic Minerals, Except Fuels ......................      3,023       0.01
Oil and Gas Extraction ..................................    673,466       2.73
Personal Services .......................................    373,642       1.51
Petroleum and Coal Products .............................    114,932       0.47
Printing and Publishing .................................    299,031       1.21
Real Estate .............................................     62,280       0.25
Rubber and Miscellaneous Plastics Products ..............     88,286       0.36
Security and Commodity Brokers ..........................    471,733       1.91
Stone, Clay, and Glass Products .........................     84,680       0.34
Textile Mill Products ...................................     71,910       0.29
Tobacco Products ........................................     66,240       0.27
Transportation By Air ...................................     13,081       0.05
Transportation Equipment ................................     92,171       0.37
Transportation Services .................................    257,013       1.04
Trucking and Warehousing ................................     16,000       0.07
Wholesale Trade-Durable Goods ...........................    116,508       0.47
Wholesale Trade-Nondurable Goods ........................    412,204       1.67
                                                         -----------     ------
Total Common Stock (Cost $24,162,477) ................... 24,562,187      99.46
                                                         -----------     ------
Total Portfolio (Cost $24,162,477) ...................... 24,562,187      99.46
OTHER ASSETS & LIABILITIES, NET .........................    133,062       0.54
                                                         -----------     ------
NET ASSETS ..............................................$24,695,249     100.00%
                                                         ===========     ======


    Shares                                                            Value
    ------                                                            -----

COMMON STOCK--99.46%
 AMUSEMENT AND RECREATION SERVICES--0.51%
       3,100        * Harrah's Entertainment, Inc .................  $  110,670
         400          International Speedway Corp (Class A) .......      16,024
                                                                     ----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           126,694
                                                                     ----------
 APPAREL AND ACCESSORY STORES--1.03%
       2,500        * Abercrombie & Fitch Co (Class A) ............      75,075
       1,400        * American Eagle Outfitters, Inc ..............      20,327
       2,100        * Chico's FAS, Inc ............................      42,000
       1,500          Foot Locker, Inc ............................      16,050
       2,300          Ross Stores, Inc ............................      83,145
         700          Talbots, Inc ................................      18,018
                                                                     ----------
                      TOTAL APPAREL AND ACCESSORY STORES                254,615
                                                                     ----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.09%
         400        * Columbia Sportswear Co ......................      14,868
         300        * Jones Apparel Group, Inc ....................       8,229
                                                                     ----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS           23,097
                                                                     ----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.95%
         400        * Advance Auto Parts ..........................      18,500
       2,000        * Autozone, Inc ...............................     137,420
       2,019        * Carmax, Inc .................................      29,417
       1,900        * Copart, Inc .................................      14,592
       1,000        * O'Reilly Automotive, Inc ....................      27,100
         500        * Sonic Automotive, Inc .......................       7,350
                                                                     ----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS     234,379
                                                                     ----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.19%
       1,700          Fastenal Co .................................      47,923
                                                                     ----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       47,923
                                                                     ----------
 BUSINESS SERVICES--17.62%
       1,600        * Activision, Inc .............................      23,120
       1,600        * Acxiom Corp .................................      26,928
       6,900          Adobe Systems, Inc ..........................     212,727
         900        * Advent Software, Inc ........................      10,952
       2,800        * Affiliated Computer Services, Inc (Class A) .     123,928
       1,300        * Alliance Data Systems Corp ..................      22,100
         400        * AMN Healthcare Services, Inc ................       4,392
         900          Autodesk, Inc ...............................      13,734
      10,500        * BEA Systems, Inc ............................     106,995
       3,200        * Bisys Group, Inc ............................      52,224
       3,900        * BMC Software, Inc ...........................      58,851
       6,700        * Brocade Communications Systems, Inc .........      32,696
       7,600        * Cadence Design Systems, Inc .................      76,000
       1,100        * Catalina Marketing Corp .....................      21,153
       3,400        * Ceridian Corp ...............................      47,532
         800        * Cerner Corp .................................      25,904
       1,800        * Certegy, Inc ................................      45,360
         900        * Checkfree Corp ..............................      20,232
       2,500        * ChoicePoint, Inc ............................      84,750
       4,500        * Citrix Systems, Inc .........................      59,220
       1,600          Computer Associates International, Inc ......      21,856
         400        * Computer Sciences Corp ......................      13,020
       4,300        * Compuware Corp ..............................      14,577
       5,000        * Convergys Corp ..............................      66,000
       1,500        * CSG Systems International, Inc ..............      13,005
       1,800          Deluxe Corp .................................      72,234
       3,500        * DST Systems, Inc ............................      95,200
       1,700        * Dun & Bradstreet Corp .......................      65,025
       3,500        * Electronic Arts, Inc ........................     205,240
       3,900          Equifax, Inc ................................      77,961
       1,400          Fair Isaac Corp .............................      71,148
       5,600        * Fiserv, Inc .................................     176,288
         700        * Getty Images, Inc ...........................      19,222
       1,100        * GTECH Holdings Corp .........................      35,926


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  119

Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
       2,000          Henry (Jack) & Associates, Inc ..............  $   21,180
         300        * Hotels.Com (Class A) ........................      17,303
       4,300        * i2 Technologies, Inc ........................       3,161
       7,347          IMS Health, Inc .............................     114,687
       5,500        * Intuit, Inc .................................     204,600
       1,200        * Iron Mountain, Inc ..........................      45,900
       2,900        * J.D. Edwards & Co ...........................      31,958
       8,200        * Juniper Networks, Inc .......................      66,994
       1,500        * Lamar Advertising Co ........................      44,025
       1,300        * Macromedia, Inc .............................      15,704
       1,500          Manpower, Inc ...............................      44,820
       2,200        * Mercury Interactive Corp ....................      65,296
         800        * National Instruments Corp ...................      28,216
         200        * National Processing, Inc ....................       2,784
       4,500        * Network Associates, Inc .....................      62,145
       8,000        * Peoplesoft, Inc .............................     122,400
       1,900        * Perot Systems Corp (Class A) ................      19,494
         500        * Pixar, Inc ..................................      27,040
       2,100        * RealNetworks, Inc ...........................       8,673
         900        * Rent-A-Center, Inc ..........................      49,239
       1,900          Reynolds & Reynolds Co (Class A) ............      48,070
       4,400        * Robert Half International, Inc ..............      58,564
      11,300        * Siebel Systems, Inc .........................      90,513
       8,200        * Sungard Data Systems, Inc ...................     174,660
       1,200        * Sybase, Inc .................................      15,540
       4,200        * Symantec Corp ...............................     164,556
       2,200        * Synopsys, Inc ...............................      93,632
       1,900        * Titan Corp ..................................      14,155
       1,600        * TMP Worldwide, Inc ..........................      17,168
       1,100          Total System Services, Inc ..................      17,226
       1,600        * Unisys Corp .................................      14,816
         300        * United Rentals, Inc .........................       2,886
       3,200        * VeriSign, Inc ...............................      27,968
      10,200        * Veritas Software Corp .......................     179,316
       2,100          Viad Corp ...................................      45,024
       4,100        * WebMD Corp ..................................      36,982
       2,200        * Westwood One, Inc ...........................      68,728
      11,300        * Yahoo!, Inc .................................     271,426
                                                                     ----------
                      TOTAL BUSINESS SERVICES .....................   4,352,349
                                                                     ----------
 CHEMICALS AND ALLIED PRODUCTS--10.20%
         100          Alberto-Culver Co (Class B) .................       4,928
       4,000          Allergan, Inc ...............................     272,840
       1,800        * Andrx Corp ..................................      21,258
       2,000          Avery Dennison Corp .........................     117,340
       1,200        * Barr Laboratories, Inc ......................      68,400
       4,300        * Biogen, Inc .................................     128,828
         200          Cabot Corp ..................................       4,772
       1,300        * Cephalon, Inc ...............................      51,922
       1,300        * Charles River
                         Laboratories International, Inc ..........      33,176
       2,700        * Chiron Corp .................................     101,250
         600          Church & Dwight Co, Inc .....................      18,216
       2,400          Clorox Co ...................................     110,808
         600          Diagnostic Products Corp ....................      22,410
       1,400          Dial Corp ...................................      27,160
       3,700          Ecolab, Inc .................................     182,521
       2,200          Estee Lauder Cos (Class A) ..................      66,792
       4,900        * Genzyme Corp (General Division) .............     178,605
       5,000        * Gilead Sciences, Inc ........................     209,950
       1,800        * Human Genome Sciences, Inc ..................      15,390
         600          ICN Pharmaceuticals, Inc ....................       5,346
       3,300        * IDEC Pharmaceuticals Corp ...................     113,583
       4,400        * IVAX Corp ...................................      53,900
         900          International Flavors & Fragrances, Inc .....      27,981
         700        * Invitrogen Corp .............................      21,441
       7,200        * King Pharmaceuticals, Inc ...................      85,896
         700        * Medicis Pharmaceutical Corp (Class A) .......      38,913
       7,300        * Medimmune, Inc ..............................     239,659
       4,600        * Millennium Pharmaceuticals, Inc .............      36,156
       5,100          Mylan Laboratories, Inc .....................     146,625
         100        * OM Group, Inc ...............................         875
         600        * Ribapharm, Inc ..............................       3,108
       2,000        * SICOR, Inc ..................................      33,400
         200        * Scotts Co (Class A) .........................      10,360
         400          Sigma-Aldrich Corp ..........................      17,796
         400          Valspar Corp ................................      16,372
       1,100        * Watson Pharmaceuticals, Inc .................      31,647
                                                                     ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS .........   2,519,624
                                                                     ----------
 COAL MINING--0.04%
         600          Consol Energy, Inc ..........................       9,918
                                                                     ----------
                      TOTAL COAL MINING ...........................       9,918
                                                                     ----------
 COMMUNICATIONS--2.95%
       1,300        * Avaya, Inc ..................................       2,652
         600        * Cox Radio, Inc (Class A) ....................      12,396
         400        * Cumulus Media, Inc (Class A) ................       5,824
         100        * Emmis Communications Corp (Class A) .........       1,688
         900        * Entercom Communications Corp ................      39,519
       1,000          Global Payments, Inc ........................      30,520
       1,100        * Hispanic Broadcasting Corp ..................      22,726
       9,900        * Level 3 Communications, Inc .................      51,084
         300        * Lin TV Corp (Class A) .......................       6,153
      19,500        * Nextel Communications, Inc (Class A) ........     261,105
         400        * PanAmSat Corp ...............................       5,648
      19,600        * Qwest Communications International, Inc .....      68,404
       1,100        * Radio One, Inc (Class D) ....................      14,564
      20,600        * Sprint Corp (PCS Group) .....................      89,816
         200        * UnitedGlobalcom, Inc (Class A) ..............         610
       4,400        * Univision Communications, Inc (Class A) .....     107,844
         500        * West Corp ...................................       8,845
                                                                     ----------
                      TOTAL COMMUNICATIONS ........................     729,398
                                                                     ----------
 DEPOSITORY INSTITUTIONS--1.51%
       1,700          Commerce Bancorp, Inc .......................      67,558
         400          Hudson United Bancorp .......................      12,320
       1,000          New York Community Bancorp, Inc .............      29,800
       1,200          North Fork Bancorp, Inc .....................      35,340
         600          Provident Financial Group, Inc ..............      12,738
         100        * Silicon Valley Bancshares ...................       1,819
       8,600          Synovus Financial Corp ......................     153,854
       1,300          TCF Financial Corp ..........................      52,052
         200          Westamerica Bancorp .........................       7,898
                                                                     ----------
                      TOTAL DEPOSITORY INSTITUTIONS ...............     373,379
                                                                     ----------
 EATING AND DRINKING PLACES--2.60%
       1,600          Applebee's International, Inc ...............      44,864
         900        * Aramark Corp (Class B) ......................      20,610
       2,600        * Brinker International, Inc ..................      79,300
         200          CBRL Group, Inc .............................       5,490
         700        * CEC Entertainment, Inc ......................      19,047
       5,000          Darden Restaurants, Inc .....................      89,250
       1,200        * Krispy Kreme Doughnuts, Inc .................      40,632
         900          Outback Steakhouse, Inc .....................      31,842
       1,900          Ruby Tuesday, Inc ...........................      38,760
       1,500        * The Cheesecake Factory, Inc .................      48,405
       2,000          Wendy's International, Inc ..................      55,020
       6,900        * Yum! Brands, Inc ............................     167,877
                                                                     ----------
                      TOTAL EATING AND DRINKING PLACES ............     641,097
                                                                     ----------
 EDUCATIONAL SERVICES--1.25%
       3,400        * Apollo Group, Inc (Class A) .................     169,660
         400        * Apollo Group, Inc
                         (University Of Phoenix Online) ...........      17,060
       1,300        * Career Education Corp .......................      63,596
       1,600        * DeVry, Inc ..................................      29,872


                       SEE NOTES TO FINANCIAL STATEMENTS

120  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 EDUCATIONAL SERVICES--(CONTINUED)
         700        * Education Management Corp ................... $    27,839
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                        308,027
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.70%
       4,800        * AES Corp ....................................      17,376
       3,200        * Allied Waste Industries, Inc ................      25,568
       3,000        * Calpine Corp ................................       9,900
       3,800        * Citizens Communications Co ..................      37,924
       1,600          Kinder Morgan, Inc ..........................      72,000
       1,800        * Mirant Corp .................................       2,880
         100          Texas Genco Holdings, Inc ...................       1,739
       1,300          Williams Cos, Inc ...........................       5,954
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        173,341
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.78%
       9,400        * ADC Telecommunications, Inc .................      19,364
       1,200        * Advanced Fibre Communications, Inc ..........      18,168
       3,100        * Advanced Micro Devices, Inc .................      19,158
      25,900        * Agere Systems, Inc (Class B) ................      38,850
      11,200        * Altera Corp .................................     151,648
         700        * American Power Conversion Corp ..............       9,968
       1,600        * Amkor Technology, Inc .......................       8,272
         600        * Amphenol Corp (Class A) .....................      24,450
       4,300        * Applied Micro Circuits Corp .................      14,018
       8,200        * Atmel Corp ..................................      13,120
       2,900        * Broadcom Corp (Class A) .....................      35,815
       6,300        * CIENA Corp ..................................      27,531
       2,700        * Comverse Technology, Inc ....................      30,537
       3,700        * Conexant Systems, Inc .......................       5,513
       2,700        * Cypress Semiconductor Corp ..................      18,630
         300        * Energizer Holdings, Inc .....................       7,647
       3,100        * Fairchild Semiconductor International,
                         Inc (Class A) ............................      32,426
       3,300        * Gemstar-TV Guide International, Inc .........      12,108
         700          Harman International Industries, Inc ........      40,999
         900          Harris Corp .................................      24,993
       1,400        * Integrated Circuit Systems, Inc .............      30,380
       1,500        * Integrated Device Technology, Inc ...........      11,910
       1,600        * International Rectifier Corp ................      31,472
       2,300        * Intersil Corp (Class A) .....................      35,788
      17,600        * JDS Uniphase Corp ...........................      50,160
       4,100        * Jabil Circuit, Inc ..........................      71,750
       2,000        * L-3 Communications Holdings, Inc ............      80,340
       5,400        * LSI Logic Corp ..............................      24,408
       2,200          Maytag Corp .................................      41,866
       1,800        * Micrel, Inc .................................      16,596
       5,800          Microchip Technology, Inc ...................     115,420
       3,300          Molex, Inc ..................................      70,884
       4,400        * National Semiconductor Corp .................      74,976
       3,900        * Novellus Systems, Inc .......................     106,353
       3,700        * Nvidia Corp .................................      47,545
       4,800        * PMC-Sierra, Inc .............................      28,560
       2,200        * Polycom, Inc ................................      17,776
       2,500        * QLogic Corp .................................      92,850
       4,200        * RF Micro Devices, Inc .......................      25,322
         500          Rockwell Collins, Inc .......................       9,185
       8,100        * Sanmina-SCI Corp ............................      32,724
       1,800        * Semtech Corp ................................      27,270
       5,300        * Tellabs, Inc ................................      30,687
       1,800        * Utstarcom, Inc ..............................      35,982
       1,000        * Vishay Intertechnology, Inc .................      10,180
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   1,673,599
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--2.75%
       1,500        * Affymetrix, Inc .............................      39,000
       4,900        * BearingPoint, Inc ...........................      31,213
       2,200        * Celgene Corp ................................      57,376
         400          Fluor Corp ..................................      13,472
       6,300          Halliburton Co ..............................     130,599
       1,000        * Jacobs Engineering Group, Inc ...............      42,010
       3,800          Moody's Corp ................................     175,674
       1,400        * Pharmaceutical Product Development, Inc .....      37,591
       2,200        * Quest Diagnostics, Inc ......................     131,318
       1,700        * Quintiles Transnational Corp ................      20,672
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         678,925
                                                                    -----------
 FABRICATED METAL PRODUCTS--1.27%
         900        * Alliant Techsystems, Inc ....................      48,609
         300          Ball Corp ...................................      16,710
       3,200          Danaher Corp ................................     210,432
         700        * Shaw Group, Inc .............................       7,035
       1,300          Stanley Works ...............................      31,187
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   313,973
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--1.70%
       6,400          Coca-Cola Enterprises, Inc ..................     119,616
         900        * Constellation Brands, Inc (Class A) .........      20,430
         500          Dreyer's Grand Ice Cream, Inc ...............      34,660
       1,300          Hershey Foods Corp ..........................      81,458
       2,100          McCormick & Co, Inc (Non-Vote) ..............      50,694
       5,100          Pepsi Bottling Group, Inc ...................      91,443
         721          Tootsie Roll Industries, Inc ................      20,570
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   418,871
                                                                    -----------
 FOOD STORES--1.51%
      11,200        * Starbucks Corp ..............................     288,512
       1,500        * Whole Foods Market, Inc .....................      83,460
                                                                    -----------
                      TOTAL FOOD STORES                                 371,972
                                                                    -----------
 FURNITURE AND FIXTURES--0.48%
         500          Ethan Allen Interiors, Inc ..................      14,715
         900        * Furniture Brands International, Inc .........      17,604
         200          HON Industries, Inc .........................       5,700
       2,200          Herman Miller, Inc ..........................      35,420
         100          La-Z-Boy, Inc ...............................       1,728
       1,800          Leggett & Platt, Inc ........................      32,904
         400          Newell Rubbermaid, Inc ......................      11,340
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      119,411
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--1.96%
       8,500        * Bed Bath & Beyond, Inc ......................     293,590
         700          Circuit City Stores, Inc (Circuit City Group)       3,640
         300        * Gamestop Corp ...............................       3,600
         900          Pier 1 Imports, Inc .........................      14,274
       5,000          RadioShack Corp .............................     111,450
       2,600        * Williams-Sonoma, Inc ........................      56,680
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        483,234
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.33%
         500          D.R. Horton, Inc ............................       9,600
         100          Lennar Corp .................................       5,355
         200        * NVR, Inc ....................................      65,800
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                 80,755
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.54%
       1,200        * 99 Cents Only Stores ........................      30,600
       2,000        * BJ's Wholesale Club, Inc ....................      22,600
       1,800        * Big Lots, Inc ...............................      20,250
       8,200          Dollar General Corp .........................     100,122
       3,300        * Dollar Tree Stores, Inc .....................      65,670
       4,600          Family Dollar Stores, Inc ...................     142,048
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  381,290
                                                                    -----------
 HEALTH SERVICES--3.79%
       1,300        * Accredo Health, Inc .........................      31,641
       7,000        * Caremark Rx, Inc ............................     127,050
       1,000        * Community Health Systems, Inc ...............      20,490
         600        * Coventry Health Care, Inc ...................      19,740


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  121

 Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HEALTH SERVICES--(CONTINUED)
       1,700        * DaVita, Inc ................................. $    35,241
       1,800        * Express Scripts, Inc ........................     100,224
       2,900        * First Health Group Corp .....................      73,776
       7,000          Health Management Associates, Inc (Class A) .     133,000
         800        * Healthsouth Corp ............................          68
       4,100        * Laboratory Corp Of America Holdings .........     121,565
       1,100        * LifePoint Hospitals, Inc ....................      27,621
       3,100        * Lincare Holdings, Inc .......................      95,139
       1,200        * Manor Care, Inc .............................      23,076
       1,200        * Orthodontic Centers Of America, Inc .........       6,252
       1,100        * Renal Care Group, Inc .......................      34,298
       1,100        * Triad Hospitals, Inc ........................      29,590
       1,400        * Universal Health Services, Inc (Class B) ....      57,078
                                                                    -----------
                      TOTAL HEALTH SERVICES                             935,849
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.25%
       2,415          Allied Capital Corp .........................      48,252
         200          Greater Bay Bancorp .........................       2,860
         300          Rouse Co ....................................      10,365
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES         61,477
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.77%
         500        * Extended Stay America, Inc ..................       5,050
       1,900          Hilton Hotels Corp ..........................      22,059
         100        * MGM Mirage ..................................       2,925
         100        * Mandalay Resort Group .......................       2,756
       3,000          Marriott International, Inc (Class A) .......      95,430
       2,600          Starwood Hotels & Resorts Worldwide, Inc ....      61,854
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             190,074
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.26%
       1,500        * Adaptec, Inc ................................       9,045
       1,100        * AGCO Corp ...................................      17,710
       1,500        * American Standard Cos, Inc ..................     103,155
       2,200          Black & Decker Corp .........................      76,692
       1,700        * CDW Computer Centers, Inc ...................      69,360
       1,200        * Cooper Cameron Corp .........................      59,412
       1,000        * Cymer, Inc ..................................      23,650
         700          Donaldson Co, Inc ...........................      25,606
       1,900        * Emulex Corp .................................      36,385
       1,400        * Flowserve Corp ..............................      16,310
         200        * FMC Technologies, Inc .......................       3,840
       1,400          Graco, Inc ..................................      39,340
       2,500        * Grant Prideco, Inc ..........................      30,150
       2,600        * International Game Technology ...............     212,940
         200          ITT Industries, Inc .........................      10,682
       3,700        * Lam Research Corp ...........................      42,139
       3,800        * Lexmark International, Inc ..................     254,410
       1,500        * National-Oilwell, Inc .......................      33,585
       8,600        * Network Appliance, Inc ......................      96,234
         200          Pall Corp ...................................       4,000
       4,200          Pitney Bowes, Inc ...........................     134,064
       2,900        * Smith International, Inc ....................     102,167
      11,900        * Solectron Corp ..............................      35,938
         900        * SPX Corp ....................................      30,744
         600        * Storage Technology Corp .....................      12,132
       3,300          Symbol Technologies, Inc ....................      28,413
         600        * Zebra Technologies Corp (Class A) ...........      38,640
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,546,743
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--8.22%
       5,800          Applera Corp (Applied Biosystems Group) .....      91,814
       1,700          Beckman Coulter, Inc ........................      57,851
       1,100          Becton Dickinson & Co .......................      37,884
       7,800          Biomet, Inc .................................     239,070
       3,500        * Cytyc Corp ..................................      45,675
       2,000          Dentsply International, Inc .................      69,580
       1,200        * Edwards Lifesciences Corp ...................      32,880
       1,600        * Fisher Scientific International, Inc ........      44,736
       5,500        * KLA-Tencor Corp .............................     197,681
         600        * MKS Instruments, Inc ........................       7,500
       1,000        * Mettler-Toledo International, Inc ...........      29,790
       1,400        * Millipore Corp ..............................      45,780
       1,300          PerkinElmer, Inc ............................      11,557
       5,100        * St. Jude Medical, Inc .......................     248,625
       1,900        * Steris Corp .................................      49,704
       3,900          Stryker Corp ................................     267,735
         400        * Tektronix, Inc ..............................       6,860
         300          Teleflex, Inc ...............................      10,710
       4,200        * Teradyne, Inc ...............................      48,888
       1,400        * Thermo Electron Corp ........................      25,340
       2,000        * Varian Medical Systems, Inc .................     107,860
       3,800        * Waters Corp .................................      80,408
       5,600        * Zimmer Holdings, Inc ........................     272,328
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          2,030,256
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.43%
       1,400          Brown & Brown, Inc ..........................      43,834
       2,500          Gallagher (Arthur J.) & Co ..................      61,375
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       105,209
                                                                    -----------
 INSURANCE CARRIERS--3.11%
       2,100        * AdvancePCS ..................................      59,514
         200          Ambac Financial Group, Inc ..................      10,104
       3,300        * Anthem, Inc .................................     218,625
         300          HCC Insurance Holdings, Inc .................       7,668
         600        * Health Net, Inc .............................      16,062
       1,400        * Mid Atlantic Medical Services, Inc ..........      56,770
       2,500        * Oxford Health Plans, Inc ....................      75,900
       4,200        * Wellpoint Health Networks, Inc ..............     322,350
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                          766,993
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.49%
       2,600        * Coach, Inc ..................................      99,658
         500        * Timberland Co (Class A) .....................      20,905
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                120,563
                                                                    -----------
 METAL MINING--1.09%
       2,100          Freeport-McMoRan Copper & Gold, Inc (Class A)      35,805
       8,900          Newmont Mining Corp .........................     232,735
                                                                    -----------
                      TOTAL METAL MINING ..........................     268,540
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.08%
         500          Callaway Golf Co ............................       5,940
      11,600          Mattel, Inc .................................     261,000
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      266,940
                                                                    -----------
 MISCELLANEOUS RETAIL--2.62%
       5,500        * Amazon.Com, Inc .............................     143,165
         400        * Barnes & Noble, Inc .........................       7,596
         200        * Borders Group, Inc ..........................       2,940
         500        * MSC Industrial Direct Co (Class A) ..........       7,995
       1,900        * Michaels Stores, Inc ........................      47,519
       1,300          Omnicare, Inc ...............................      35,373
         400        * Petco Animal Supplies, Inc ..................       7,540
       3,800        * Petsmart, Inc ...............................      47,880
       4,700        * Rite Aid Corp ...............................      10,528
      13,600        * Staples, Inc ................................     249,288
       3,200          Tiffany & Co ................................      80,000
         200        * Zale Corp ...................................       6,548
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        646,372
                                                                    -----------
 MOTION PICTURES--0.07%
         400          Blockbuster, Inc (Class A) ..................       6,840
         700        * Metro-Goldwyn-Mayer, Inc ....................       7,350
         200          Regal Entertainment Group (Class A) .........       3,590
                                                                    -----------
                      TOTAL MOTION PICTURES                              17,780
                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

122  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

 Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 NONDEPOSITORY INSTITUTIONS--0.30%
       3,400        * AmeriCredit Corp ............................ $    11,220
       1,200          Doral Financial Corp ........................      42,420
       3,000        * Providian Financial Corp ....................      19,680
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                   73,320
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.01%
         100          Vulcan Materials Co .........................       3,023
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS            3,023
                                                                    -----------
 OIL AND GAS EXTRACTION--2.73%
       4,600        * BJ Services Co ..............................     158,194
       1,200          Burlington Resources, Inc ...................      57,252
         600        * Cimarex Energy Co ...........................      11,670
       1,100          Diamond Offshore Drilling, Inc ..............      21,351
       3,500          ENSCO International, Inc ....................      89,285
         500        * Forest Oil Corp .............................      11,150
         900        * Newfield Exploration Co .....................      30,501
         900          Noble Energy, Inc ...........................      30,861
       3,600          Ocean Energy, Inc ...........................      72,000
       1,900        * Patterson-UTI Energy, Inc ...................      61,484
         600        * Pioneer Natural Resources Co ................      15,060
         200          Pogo Producing Co ...........................       7,954
       1,600        * Pride International, Inc ....................      21,584
       1,600          Rowan Cos, Inc ..............................      31,456
         800          Tidewater, Inc ..............................      22,976
       1,400        * Varco International, Inc ....................      25,634
         266          XTO Energy, Inc .............................       5,054
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                      673,466
                                                                    -----------
 PERSONAL SERVICES--1.51%
       3,500          Cintas Corp .................................     115,150
       5,300          H & R Block, Inc ............................     226,257
         700        * Weight Watchers International, Inc ..........      32,235
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           373,642
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.47%
       1,000          Amerada Hess Corp ...........................      44,260
       1,600          Murphy Oil Corp .............................      70,672
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 114,932
                                                                    -----------
 PRINTING AND PUBLISHING--1.21%
         900          Dow Jones & Co, Inc .........................      31,896
       1,300          Harte-Hanks, Inc ............................      24,830
         200          Meredith Corp ...............................       7,636
       2,700          New York Times Co (Class A) .................     116,505
         500          R.R. Donnelley & Sons Co ....................       9,160
         800          Reader's Digest Association, Inc (Class A) ..       8,168
         400        * Scholastic Corp .............................      10,760
         800          Scripps (E.W.) Co (Class A) .................      60,592
       1,300          Wiley (John) & Sons, Inc (Class A) ..........      29,484
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     299,031
                                                                    -----------
 REAL ESTATE--0.25%
       1,800        * Catellus Development Corp ...................      37,800
         900          St. Joe Co ..................................      24,480
                                                                    -----------
                      TOTAL REAL ESTATE                                  62,280
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.36%
       2,200        * Sealed Air Corp .............................      88,286
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS   88,286
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.91%
         500        * Affiliated Managers Group, Inc ..............      20,785
         500        * Blackrock, Inc ..............................      21,770
       3,800        * E*trade Group, Inc ..........................      15,998
       1,700          Eaton Vance Corp ............................      45,441
       2,400          Federated Investors, Inc (Class B) ..........      61,080
       1,400        * Investment Technology Group, Inc ............      19,558
       1,900          Investors Financial Services Corp ...........      46,265
         700          Janus Capital Group, Inc ....................       7,973
         100          LaBranche & Co, Inc .........................       1,838
       1,100          Legg Mason, Inc .............................      53,614
       1,500          Neuberger Berman, Inc .......................      42,345
         600          Nuveen Investments, Inc .....................      13,410
       2,200          SEI Investments Co ..........................      57,640
       1,000          T Rowe Price Group, Inc .....................      27,119
       2,100          Waddell & Reed Financial, Inc (Class A) .....      36,897
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              471,733
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.34%
      14,500        * Corning, Inc ................................      84,680
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS              84,680
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.29%
       1,500        * Mohawk Industries, Inc ......................      71,910
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                        71,910
                                                                    -----------
 TOBACCO PRODUCTS--0.27%
       2,400          UST, Inc ....................................      66,240
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                             66,240
                                                                    -----------
 TRANSPORTATION BY AIR--0.05%
         100        * JetBlue Airways Corp ........................       2,771
       1,000          Skywest, Inc ................................      10,310
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                        13,081
                                                                    -----------
 TRANSPORTATION EQUIPMENT--0.37%
         100          ArvinMeritor, Inc ...........................       1,399
       2,200        * Gentex Corp .................................      55,968
         700          Polaris Industries, Inc .....................      34,804
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                     92,171
                                                                    -----------
 TRANSPORTATION SERVICES--1.04%
       1,900          C.H. Robinson Worldwide, Inc ................      62,130
         600        * Expedia, Inc ................................      30,996
       2,700          Expeditors International Of Washington, Inc .      97,065
       4,200        * Sabre Holdings Corp .........................      66,822
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                     257,013
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.07%
       1,000        * Swift Transportation Co, Inc ................      16,000
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                     16,000
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--0.47%
       1,600        * Apogent Technologies, Inc ...................      23,328
         700        * Arrow Electronics, Inc ......................      10,290
         600        * Ingram Micro, Inc (Class A) .................       6,618
       1,400        * Patterson Dental Co .........................      64,302
         500        * Tech Data Corp ..............................      11,970
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               116,508
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.67%
       2,300          AmerisourceBergen Corp ......................     120,750
         790          Brown-Forman Corp (Class B) .................      60,751
         800        * Henry Schein, Inc ...........................      36,080
       6,700          McKesson Corp ...............................     167,031
         900        * Performance Food Group Co ...................      27,592
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            412,204
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $24,162,477)                           $24,562,187
                                                                    -----------
                      TOTAL PORTFOLIO--99.46%
                       (COST $24,162,477)                            24,562,187
                      OTHER ASSETS & LIABILITIES, NET--0.54%            133,062
                                                                    -----------
                      NET ASSETS--100.00%                           $24,695,249
                                                                    ===========

----------
*  Non-income producing


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  123

 Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................... $    25,108       0.11%
Apparel and Accessory Stores ...........................      55,686       0.23
Apparel and Other Textile Products .....................     212,587       0.90
Auto Repair, Services and Parking ......................      24,612       0.10
Automotive Dealers and Service Stations ................      68,547       0.29
Business Services ......................................     671,918       2.84
Chemicals and Allied Products ..........................   1,150,577       4.86
Coal Mining ............................................      13,945       0.06
Communications .........................................     333,140       1.41
Depository Institutions ................................   2,949,731      12.46
Eating and Drinking Places .............................     108,739       0.46
Electric, Gas, and Sanitary Services ...................   3,200,936      13.52
Electronic and Other Electric Equipment ................     698,302       2.95
Engineering and Management Services ....................     320,832       1.35
Fabricated Metal Products ..............................     271,303       1.15
Food and Kindred Products ..............................     527,297       2.23
Food Stores ............................................      18,508       0.08
Furniture and Fixtures .................................     503,849       2.13
Furniture and Homefurnishings Stores ...................      42,098       0.18
General Building Contractors ...........................     314,718       1.33
General Merchandise Stores .............................     414,284       1.75
Health Services ........................................      71,768       0.30
Holding and Other Investment Offices ...................   1,887,965       7.98
Hotels and Other Lodging Places ........................     290,778       1.23
Industrial Machinery and Equipment .....................   1,103,884       4.66
Instruments and Related Products .......................     638,813       2.70
Insurance Agents, Brokers and Service ..................     117,876       0.50
Insurance Carriers .....................................   2,096,208       8.85
Lumber and Wood Products ...............................      98,716       0.42
Metal Mining ...........................................      73,521       0.31
Miscellaneous Manufacturing Industries .................      70,287       0.30
Miscellaneous Retail ...................................     194,126       0.82
Motion Pictures ........................................      15,680       0.07
Nondepository Institutions .............................     170,167       0.72
Nonmetallic Minerals, Except Fuels .....................      57,437       0.24
Oil and Gas Extraction .................................   1,311,637       5.54
Paper and Allied Products ..............................     422,796       1.79
Petroleum and Coal Products ............................     310,410       1.31
Primary Metal Industries ...............................     187,577       0.79
Printing and Publishing ................................     463,081       1.95
Railroad Transportation ................................     275,824       1.16
Real Estate ............................................      25,790       0.11
Rubber and Miscellaneous Plastics Products .............      98,643       0.42
Security and Commodity Brokers .........................     352,561       1.49
Stone, Clay, and Glass Products ........................     120,551       0.51
Tobacco Products .......................................     122,074       0.52
Transportation By Air ..................................      51,707       0.22
Transportation Equipment ...............................     580,225       2.45
Transportation Services ................................      13,032       0.05
Trucking and Warehousing ...............................      37,005       0.16
Wholesale Trade-Durable Goods ..........................     239,160       1.01
Wholesale Trade-Nondurable Goods .......................     111,749       0.47
                                                         -----------     ------
Total Common Stock (COST $24,952,591)                     23,537,765      99.44
                                                         -----------     ------
Total Portfolio (COST $24,952,591)                        23,537,765      99.44
OTHER ASSETS & LIABILITIES, NET                              133,618       0.56
                                                         -----------     ------
NET ASSETS                                               $23,671,383     100.00%
                                                         ===========     ======


    Shares                                                              Value
    ------                                                              -----

COMMON STOCK--99.44%
 AMUSEMENT AND RECREATION SERVICES--0.11%
         100        * Harrah's Entertainment, Inc ................. $     3,570
         300          International Speedway Corp (Class A) .......      12,018
       1,700        * Six Flags, Inc ..............................       9,520
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES            25,108
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.23%
         100        * American Eagle Outfitters, Inc ..............       1,452
       1,800          Foot Locker, Inc ............................      19,260
       2,000          Nordstrom, Inc ..............................      32,400
         100          Talbots, Inc ................................       2,574
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                 55,686
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.90%
       2,300        * Jones Apparel Group, Inc ....................      63,089
       2,200          Liz Claiborne, Inc ..........................      68,024
         600        * Polo Ralph Lauren Corp ......................      13,740
       1,800          VF Corp .....................................      67,734
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          212,587
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.10%
       1,200          Ryder System, Inc ...........................      24,612
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING            24,612
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.29%
       4,100        * Autonation, Inc .............................      52,275
         729        * Carmax, Inc .................................      10,622
         100        * O'Reilly Automotive, Inc ....................       2,710
         200        * Sonic Automotive, Inc .......................       2,940
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      68,547
                                                                    -----------
 BUSINESS SERVICES--2.84%
       7,500        * 3Com Corp ...................................      36,975
         500        * Acxiom Corp .................................       8,415
         100        * Advent Software, Inc ........................       1,217
         300        * Alliance Data Systems Corp ..................       5,100
       1,700          Autodesk, Inc ...............................      25,942
       2,200        * BMC Software, Inc ...........................      33,198
         600        * Ceridian Corp ...............................       8,388
         600        * Checkfree Corp ..............................      13,488
         400        * Citrix Systems, Inc .........................       5,264
       8,300          Computer Associates International, Inc ......     113,378
       3,100        * Computer Sciences Corp ......................     100,905
       3,800        * Compuware Corp ..............................      12,882
         300        * Dun & Bradstreet Corp .......................      11,475
         200          Equifax, Inc ................................       3,998
         100        * Getty Images, Inc ...........................       2,746
         400        * GTECH Holdings Corp .........................      13,064
       2,800        * i2 Technologies, Inc ........................       2,058
         700        * Interactive Data Corp .......................       9,807
         400        * Iron Mountain, Inc ..........................      15,300
         800        * Juniper Networks, Inc .......................       6,536
         500        * Lamar Advertising Co ........................      14,675
         300        * Macromedia, Inc .............................       3,624
         500          Manpower, Inc ...............................      14,940
       1,700        * NCR Corp ....................................      31,178
         100        * Perot Systems Corp (Class A) ................       1,026
       1,100          Pittston Brink's Group ......................      15,246
         300        * RealNetworks, Inc ...........................       1,239
         100        * Rent-A-Center, Inc ..........................       5,471
       1,000        * Sybase, Inc .................................      12,950
         100        * Titan Corp ..................................         745
         600        * TMP Worldwide, Inc ..........................       6,438
       5,500        * Unisys Corp .................................      50,930
         900        * United Rentals, Inc .........................       8,658
       2,400        * VeriSign, Inc ...............................      20,976
       1,200        * Veritas Software Corp .......................      21,096


                       SEE NOTES TO FINANCIAL STATEMENTS

124  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
         300          Viad Corp ................................... $     6,432
       2,900        * WebMD Corp ..................................      26,158
                                                                    -----------
                      TOTAL BUSINESS SERVICES                           671,918
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--4.86%
         600          Albemarle Corp ..............................      14,610
         700          Alberto-Culver Co (Class B) .................      34,496
         600          Avery Dennison Corp .........................      35,202
       1,100          Cabot Corp ..................................      26,246
         300          Church & Dwight Co, Inc .....................       9,108
       1,800          Clorox Co ...................................      83,106
         900          Dial Corp ...................................      17,460
       1,600          Eastman Chemical Co .........................      46,384
         600          Estee Lauder Cos (Class A) ..................      18,216
         600        * Genzyme Corp (General Division) .............      21,870
       1,200        * Human Genome Sciences, Inc ..................      10,260
       1,200          ICN Pharmaceuticals, Inc ....................      10,692
       1,100        * ICOS Corp ...................................      20,581
       2,200          IMC Global, Inc .............................      21,164
         800          International Flavors & Fragrances, Inc .....      24,872
         600        * Invitrogen Corp .............................      18,378
         100        * Medicis Pharmaceutical Corp (Class A) .......       5,559
       2,500        * Millennium Pharmaceuticals, Inc .............      19,650
         300          Mylan Laboratories, Inc .....................       8,625
         500        * OM Group, Inc ...............................       4,375
       3,500          PPG Industries, Inc .........................     157,780
       3,400          Praxair, Inc ................................     191,590
       2,400          RPM International, Inc ......................      25,200
         100        * Ribapharm, Inc ..............................         518
       3,300          Rohm & Haas Co ..............................      98,274
         200        * SICOR, Inc ..................................       3,340
         300        * Scotts Co (Class A) .........................      15,540
       2,700          Sherwin-Williams Co .........................      71,361
       1,200          Sigma-Aldrich Corp ..........................      53,388
         700          Valspar Corp ................................      28,651
       1,500        * Vertex Pharmaceuticals, Inc .................      16,680
       1,300        * Watson Pharmaceuticals, Inc .................      37,401
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             1,150,577
                                                                    -----------
 COAL MINING--0.06%
         500          Peabody Energy Corp .........................      13,945
                                                                    -----------
                      TOTAL COAL MINING                                  13,945
                                                                    -----------
 COMMUNICATIONS--1.41%
       6,400        * Avaya, Inc ..................................      13,056
       2,800        * Cablevision Systems Corp (Class A) ..........      53,172
       2,900          CenturyTel, Inc .............................      80,040
       2,500        * Charter Communications, Inc (Class A) .......       2,075
         200        * Cox Radio, Inc (Class A) ....................       4,132
         300        * Cumulus Media, Inc (Class A) ................       4,368
         700        * Emmis Communications Corp (Class A) .........      11,816
         100        * Entercom Communications Corp ................       4,391
         900        * Entravision Communications Corp (Class A) ...       4,860
         300        * Hearst-Argyle Television, Inc ...............       6,207
         400        * Hispanic Broadcasting Corp ..................       8,264
       1,000        * IDT Corp ....................................      14,980
         100        * Lin TV Corp (Class A) .......................       2,051
         300        * PanAmSat Corp ...............................       4,236
      14,000        * Qwest Communications International, Inc .....      48,860
         700        * Radio One, Inc (Class D) ....................       9,268
       1,100          Telephone & Data Systems, Inc ...............      45,001
         300        * U.S. Cellular Corp ..........................       7,083
         187        * U.S.A. Interactive, Inc .....................       5,010
       1,400        * UnitedGlobalcom, Inc (Class A) ..............       4,270
                                                                    -----------
                      TOTAL COMMUNICATIONS                              333,140
                                                                    -----------
 DEPOSITORY INSTITUTIONS--12.46%
       7,500          AmSouth Bancorp .............................     149,100
       1,600          Associated Banc-Corp ........................      51,728
       1,700          Astoria Financial Corp ......................      39,491
         300        * BOK Financial Corp ..........................       9,801
       1,700          Bancorpsouth, Inc ...........................      31,280
       1,400          Bank Of Hawaii Corp .........................      43,120
       3,300          Banknorth Group, Inc ........................      71,973
         500          Capitol Federal Financial ...................      14,990
       4,800          Charter One Financial, Inc ..................     132,768
       1,000          Citizens Banking Corp .......................      23,640
         800          City National Corp ..........................      35,152
       2,500          Colonial Bancgroup, Inc .....................      28,125
       1,260          Commerce Bancshares, Inc ....................      46,053
       2,600          Compass Bancshares, Inc .....................      81,302
       1,100          Cullen/Frost Bankers, Inc ...................      33,418
         500          Downey Financial Corp .......................      19,705
         900          FNB Corp ....................................      25,776
       1,000          First Midwest Bancorp, Inc ..................      25,810
       2,600          First Tennessee National Corp ...............     103,246
       1,500          First Virginia Banks, Inc ...................      58,845
       1,800          FirstMerit Corp .............................      33,192
       2,100          Fulton Financial Corp .......................      39,501
       1,800          Greenpoint Financial Corp ...................      80,658
       3,300          Hibernia Corp (Class A) .....................      55,968
       1,500          Hudson City Bancorp, Inc ....................      30,360
         700          Hudson United Bancorp .......................      21,560
       5,100          Huntington Bancshares, Inc ..................      94,809
       1,200          IndyMac Bancorp, Inc ........................      23,340
       1,600          M & T Bank Corp .............................     125,728
       4,600          Marshall & Ilsley Corp ......................     117,576
       1,500          Mercantile Bankshares Corp ..................      50,910
       4,300          National Commerce Financial Corp ............     101,910
       1,500          New York Community Bancorp, Inc .............      44,700
       2,500          North Fork Bancorp, Inc .....................      73,625
       1,371          Old National Bancorp ........................      29,339
         200          Park National Corp ..........................      18,660
         500          People's Bank ...............................      12,625
         400          Provident Financial Group, Inc ..............       8,492
       4,700          Regions Financial Corp ......................     152,280
       1,500          Roslyn Bancorp, Inc .........................      26,970
         800        * Silicon Valley Bancshares ...................      14,552
       1,500          Sky Financial Group, Inc ....................      29,505
       7,200          SouthTrust Corp .............................     183,816
       5,300          Sovereign Bancorp, Inc ......................      73,405
         600          TCF Financial Corp ..........................      24,024
         900          Trustmark Corp ..............................      21,384
       4,200          Union Planters Corp .........................     110,418
       1,100          UnionBanCal Corp ............................      43,362
       2,000          Valley National Bancorp .....................      49,260
       1,430          Washington Federal, Inc .....................      30,116
       1,000          Webster Financial Corp ......................      35,120
         500          Westamerica Bancorp .........................      19,745
         800          Whitney Holding Corp ........................      27,296
       1,400          Wilmington Trust Corp .......................      38,920
       1,900          Zions Bancorp ...............................      81,282
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   2,949,731
                                                                    -----------
 EATING AND DRINKING PLACES--0.46%
         200        * Brinker International, Inc ..................       6,100
         900          CBRL Group, Inc .............................      24,705
         600          Outback Steakhouse, Inc .....................      21,228
       1,000          Wendy's International, Inc ..................      27,510
       1,200        * Yum! Brands, Inc ............................      29,196
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  108,739
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  125

Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRIC, GAS, AND SANITARY SERVICES--13.52%
       5,000        * AES Corp .................................... $    18,100
       2,700        * Allegheny Energy, Inc .......................      16,767
       1,600          Allete, Inc .................................      33,216
       1,900          Alliant Energy Corp .........................      30,533
         500        * Allied Waste Industries, Inc ................       3,995
       3,100          Ameren Corp .................................     121,055
       3,700        * Aquila, Inc .................................       7,696
       2,800        * CMS Energy Corp .............................      12,348
       5,000        * Calpine Corp ................................      16,500
       5,600          Centerpoint Energy, Inc .....................      39,480
       3,500          Cinergy Corp ................................     117,775
       3,100        * Citizens Communications Co ..................      30,938
       4,400          Consolidated Edison, Inc ....................     169,268
       3,400          Constellation Energy Group, Inc .............      94,282
       2,600          DPL, Inc ....................................      32,396
       3,400          DTE Energy Co ...............................     131,410
       5,500        * Dynegy, Inc (Class A) .......................      14,355
       6,800        * Edison International ........................      93,092
       3,000          Energy East Corp ............................      53,400
       4,600          Entergy Corp ................................     221,490
       1,300          Equitable Resources, Inc ....................      48,763
       5,800          FirstEnergy Corp ............................     182,700
       1,400          Great Plains Energy, Inc ....................      33,418
         800          Hawaiian Electric Industries, Inc ...........      32,608
         800          Idacorp, Inc ................................      18,240
       3,300          KeySpan Corp ................................     106,425
         700          Kinder Morgan, Inc ..........................      31,500
       1,500          MDU Resources Group, Inc ....................      41,880
       6,900        * Mirant Corp .................................      11,040
       1,100          NSTAR .......................................      44,022
       1,500          National Fuel Gas Co ........................      32,805
       5,000          NiSource, Inc ...............................      91,000
         900          Nicor, Inc ..................................      24,588
       2,700          Northeast Utilities .........................      37,584
       1,600          OGE Energy Corp .............................      28,752
       8,100        * PG&E Corp ...................................     108,945
       3,400          PPL Corp ....................................     121,074
         700          Peoples Energy Corp .........................      25,039
       3,200          Pepco Holdings, Inc .........................      55,680
       1,200          Philadelphia Suburban Corp ..................      26,340
       1,700          Pinnacle West Capital Corp ..................      56,508
       4,600          Public Service Enterprise Group, Inc ........     168,774
       1,800          Puget Energy, Inc ...........................      38,358
       1,600          Questar Corp ................................      47,312
       6,258        * Reliant Resources, Inc ......................      22,278
       3,200        * Republic Services, Inc ......................      63,488
       2,200          SCANA Corp ..................................      65,824
       3,800          Sempra Energy ...............................      94,848
       3,600          TECO Energy, Inc ............................      38,268
         270          Texas Genco Holdings, Inc ...................       4,695
       1,400          Vectren Corp ................................      30,114
       9,600          Williams Cos, Inc ...........................      43,968
       2,400          Wisconsin Energy Corp .......................      60,960
       8,200          Xcel Energy, Inc ............................     105,042
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      3,200,936
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--2.95%
      10,100        * ADC Telecommunications, Inc .................      20,806
       1,100          AVX Corp ....................................       9,900
         800        * Advanced Fibre Communications, Inc ..........      12,112
       4,900        * Advanced Micro Devices, Inc .................      30,282
      14,900        * Agere Systems, Inc (Class B) ................      22,350
       2,900        * American Power Conversion Corp ..............      41,296
         700        * Amkor Technology, Inc .......................       3,619
       3,000        * Applied Micro Circuits Corp .................       9,780
       2,400        * Atmel Corp ..................................       3,840
       1,900        * Broadcom Corp (Class A) .....................      23,465
       4,300        * CIENA Corp ..................................      18,791
       1,900        * Comverse Technology, Inc ....................      21,489
       2,600        * Conexant Systems, Inc .......................       3,874
         600        * Cypress Semiconductor Corp ..................       4,140
       1,600        * Energizer Holdings, Inc .....................      40,784
         100        * Fairchild Semiconductor
                         International, Inc (Class A) .............       1,046
       2,300        * Gemstar-TV Guide International, Inc .........       8,439
         600          Harris Corp .................................      16,662
       1,000          Hubbell, Inc (Class B) ......................      31,300
       1,000        * Integrated Device Technology, Inc ...........       7,940
         200        * International Rectifier Corp ................       3,934
         900        * Intersil Corp (Class A) .....................      14,004
      12,900        * JDS Uniphase Corp ...........................      36,765
         300        * Jabil Circuit, Inc ..........................       5,250
       1,900        * Kemet Corp ..................................      14,820
       4,100        * LSI Logic Corp ..............................      18,532
         400          Molex, Inc ..................................       8,592
         600        * National Semiconductor Corp .................      10,224
         300        * Novellus Systems, Inc .......................       8,181
         500        * Polycom, Inc ................................       4,040
       3,400          Rockwell Collins, Inc .......................      62,458
       4,900        * Sanmina-SCI Corp ............................      19,796
       3,200          Scientific-Atlanta, Inc .....................      43,968
       4,600        * Tellabs, Inc ................................      26,634
       2,500        * Vishay Intertechnology, Inc .................      25,450
       1,300          Whirlpool Corp ..............................      63,739
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     698,302
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--1.35%
       1,400          Fluor Corp ..................................      47,152
       4,500          Halliburton Co ..............................      93,285
         300        * Jacobs Engineering Group, Inc ...............      12,603
       5,500          Monsanto Co .................................      90,200
       1,200        * Quintiles Transnational Corp ................      14,592
       6,300          Servicemaster Co ............................      63,000
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         320,832
                                                                    -----------
 FABRICATED METAL PRODUCTS--1.15%
         900          Ball Corp ...................................      50,130
       1,100          Crane Co ....................................      19,162
       3,100          Fortune Brands, Inc .........................     132,897
         800          Harsco Corp .................................      24,392
         300        * Shaw Group, Inc .............................       3,015
       1,200          Snap-On, Inc ................................      29,712
         500          Stanley Works ...............................      11,995
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   271,303
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--2.23%
      11,900          Archer Daniels Midland Co ...................     128,520
         300          Coca-Cola Enterprises, Inc ..................       5,607
         900        * Constellation Brands, Inc (Class A) .........      20,430
         600          Coors (Adolph) Co (Class B) .................      29,100
       1,900        * Dean Foods Co ...............................      81,529
       1,700        * Hercules, Inc ...............................      14,790
       1,000          Hershey Foods Corp ..........................      62,660
       1,600          Hormel Foods Corp ...........................      33,872
         600          Lancaster Colony Corp .......................      23,009
       1,300          McCormick & Co, Inc (Non-Vote) ..............      31,382
       1,700          PepsiAmericas Inc ...........................      19,992
       2,300        * Smithfield Foods, Inc .......................      40,756
       4,600          Tyson Foods, Inc (Class A) ..................      35,650
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   527,297
                                                                    -----------
 FOOD STORES--0.08%
       1,400          Winn-Dixie Stores, Inc ......................      18,508
                                                                    -----------
                      TOTAL FOOD STORES                                  18,508
                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

126  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FURNITURE AND FIXTURES--2.13%
         300          Ethan Allen Interiors, Inc .................. $     8,829
         400        * Furniture Brands International, Inc .........       7,824
       1,100          HON Industries, Inc .........................      31,350
       1,100          Hillenbrand Industries, Inc .................      56,078
       1,800          Johnson Controls, Inc .......................     130,392
         900          La-Z-Boy, Inc ...............................      15,552
       1,400        * Lear Corp ...................................      49,490
       2,800          Leggett & Platt, Inc ........................      51,184
       5,200          Newell Rubbermaid, Inc ......................     147,420
         600          Steelcase, Inc (Class A) ....................       5,730
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      503,849
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.18%
       3,900          Circuit City Stores, Inc (Circuit City Group)      20,280
         100        * Gamestop Corp ...............................       1,200
       1,300          Pier 1 Imports, Inc .........................      20,618
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES         42,098
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--1.33%
       1,300          Centex Corp .................................      70,668
       2,000          Clayton Homes, Inc ..........................      22,080
       2,000          D.R. Horton, Inc ............................      38,400
         900          KB Home .....................................      40,905
       1,000          Lennar Corp .................................      53,550
       1,000          Pulte Homes, Inc ............................      50,150
         500          Ryland Group, Inc ...........................      21,595
         900        * Toll Brothers, Inc ..........................      17,370
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                314,718
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.75%
       1,100        * Big Lots, Inc ...............................      12,375
       1,400          Dillard's, Inc (Class A) ....................      18,088
       4,000        * Federated Department Stores, Inc ............     112,080
       5,600          J.C. Penney Co, Inc .........................     109,984
       6,000          May Department Stores Co ....................     119,340
         800        * Neiman Marcus Group, Inc (Class A) ..........      23,192
       2,500        * Saks, Inc ...................................      19,225
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  414,284
                                                                    -----------
 HEALTH SERVICES--0.30%
         300        * Community Health Systems, Inc ...............       6,147
         400        * Coventry Health Care, Inc ...................      13,160
       8,000        * Healthsouth Corp ............................         680
       1,200        * Manor Care, Inc .............................      23,076
         100        * Orthodontic Centers Of America, Inc .........         521
         300        * Renal Care Group, Inc .......................       9,354
         700        * Triad Hospitals, Inc ........................      18,830
                                                                    -----------
                      TOTAL HEALTH SERVICES                              71,768
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--7.98%
         420          Allied Capital Corp .........................       8,392
       1,700          AMB Property Corp ...........................      48,025


       1,700          Annaly Mortgage Management, Inc .............      29,699
       1,700          Apartment Investment & Management Co (Class A)     62,016
       3,700          Archstone-Smith Trust .......................      81,252
       1,200          Arden Realty, Inc ...........................      27,216
       1,300          AvalonBay Communities, Inc ..................      47,970
       1,400          Boston Properties, Inc ......................      53,060
       1,000          BRE Properties, Inc (Class A) ...............      29,450
         800          Camden Property Trust .......................      25,920
       1,100          CarrAmerica Realty Corp .....................      27,885
         500          Centerpoint Properties Trust ................      28,900
         700          Cousins Properties, Inc .....................      18,095
       1,700          Crescent Real Estate Equities Co ............      24,446
       1,400          Developers Diversified Realty Corp ..........      33,810
       2,800          Duke Realty Corp ............................      75,544
       5,700          Equity Residential ..........................     137,199
         800          First Industrial Realty Trust, Inc ..........      22,656
       1,300          General Growth Properties, Inc ..............      70,135
         800          Greater Bay Bancorp .........................      11,440
       1,200          Health Care Property Investors, Inc .........      40,020
       1,100          Highwoods Properties, Inc ...................      22,484
       1,300          Hospitality Properties Trust ................      39,715
       4,900        * Host Marriott Corp ..........................      33,908
       1,100          Independence Community Bank Corp ............      29,095
       1,000          iStar Financial, Inc ........................      29,170
       1,900          Kimco Realty Corp ...........................      66,728
       1,500          Liberty Property Trust ......................      46,950
         900          Mack-Cali Realty Corp .......................      27,873
       2,000          New Plan Excel Realty Trust .................      39,180
       3,800          Plum Creek Timber Co, Inc ...................      82,042
       2,800          Popular, Inc ................................      95,172
       3,300          Prologis ....................................      83,556
       2,100          Public Storage, Inc .........................      63,630
       1,100          Reckson Associates Realty Corp ..............      20,680
         500          Regency Centers Corp ........................      16,475
       1,300          Rouse Co ....................................      44,915
       2,900          Simon Property Group, Inc ...................     103,907
       1,800          Trizec Properties, Inc ......................      15,300
       2,200          United Dominion Realty Trust, Inc ...........      35,156
       1,500          Vornado Realty Trust ........................      53,700
         900          Weingarten Realty Investors .................      35,199
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      1,887,965
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--1.23%
       1,100        * Extended Stay America, Inc ..................      11,110
       5,500          Hilton Hotels Corp ..........................      63,855
       1,300        * MGM Mirage ..................................      38,025
         800        * Mandalay Resort Group .......................      22,048
       1,900          Marriott International, Inc (Class A) .......      60,439
       5,700        * Park Place Entertainment Corp ...............      40,584
       2,300          Starwood Hotels & Resorts Worldwide, Inc ....      54,717
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             290,778
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--4.66%
       1,100        * Adaptec, Inc ................................       6,633
         700        * AGCO Corp ...................................      11,270
         200        * American Standard Cos, Inc ..................      13,754
       7,400        * Apple Computer, Inc .........................     104,636
         100          Black & Decker Corp .........................       3,486
         100        * Cooper Cameron Corp .........................       4,951
         700          Cummins, Inc ................................      17,220
       1,500          Diebold, Inc ................................      50,910
         300          Donaldson Co, Inc ...........................      10,974
       4,200          Dover Corp ..................................     101,724
       1,500          Eaton Corp ..................................     104,925
         400        * Emulex Corp .................................       7,660
         100        * Flowserve Corp ..............................       1,165
       1,000        * FMC Technologies, Inc .......................      19,200
       3,500        * Gateway, Inc ................................       8,260
       1,700          ITT Industries, Inc .........................      90,797
         600        * National-Oilwell, Inc .......................      13,434
       2,200          Pall Corp ...................................      44,000
       2,500          Parker Hannifin Corp ........................      96,850
       1,000          Pentair, Inc ................................      35,350
       2,000          Pitney Bowes, Inc ...........................      63,840
       8,900        * Solectron Corp ..............................      26,878
       1,000        * SPX Corp ....................................      34,160
       1,800        * Storage Technology Corp .....................      36,396
       2,300          Symbol Technologies, Inc ....................      19,803
       1,400          Timken Co ...................................      21,868
      15,000        * Xerox Corp ..................................     130,500
         800          York International Corp .....................      16,800
         100        * Zebra Technologies Corp (Class A) ...........       6,440
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,103,884
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  127

Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INSTRUMENTS AND RELATED PRODUCTS--2.70%
         300          Applera Corp (Applied Biosystems Group) ..... $     4,749
       1,100          Bard (C.R.), Inc ............................      69,366
       1,000          Bausch & Lomb, Inc ..........................      32,890
       4,600          Becton Dickinson & Co .......................     158,424
       6,100          Eastman Kodak Co ............................     180,560
         400        * Edwards Lifesciences Corp ...................      10,960
       1,400          PerkinElmer, Inc ............................      12,446
       3,400          Rockwell Automation, Inc ....................      70,380
         100        * Steris Corp .................................       2,616
       1,400        * Tektronix, Inc ..............................      24,010
         500          Teleflex, Inc ...............................      17,850
         800        * Teradyne, Inc ...............................       9,312
       2,500        * Thermo Electron Corp ........................      45,250
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS            638,813
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.50%
       5,700          AON Corp ....................................     117,876
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       117,876
                                                                    -----------
 INSURANCE CARRIERS--8.85%
         600          21st Century Insurance Group ................       7,440
       3,000          Aetna, Inc ..................................     147,900
         102        * Alleghany Corp ..............................      16,703
       1,100        * Allmerica Financial Corp ....................      15,433
       1,600          Ambac Financial Group, Inc ..................      80,832
         900          AmerUs Group Co .............................      22,086
         600          American Financial Group, Inc ...............      11,910
         200          American National Insurance Co ..............      15,586
         600        * Anthem, Inc .................................      39,750
         800          Berkley (W.R.) Corp .........................      34,280
         500        * CNA Financial Corp ..........................      11,200
       2,800          Cincinnati Financial Corp ...................      98,196
         500          Erie Indemnity Co (Class A) .................      18,150
       2,000          Fidelity National Financial, Inc ............      68,300
       1,500          First American Corp .........................      36,600
       1,100          HCC Insurance Holdings, Inc .................      28,116
       1,800        * Health Net, Inc .............................      48,186
       3,500        * Humana, Inc .................................      33,600
       3,100          Jefferson-Pilot Corp ........................     119,288
         700          Leucadia National Corp ......................      25,018
       3,700          Lincoln National Corp .......................     103,600
       2,800          Loews Corp ..................................     111,552
       3,100          MBIA, Inc ...................................     119,784
       1,900          MGIC Investment Corp ........................      74,613
         900          MONY Group, Inc .............................      18,810
         200        * Markel Corp .................................      44,740
         500          Mercury General Corp ........................      18,975
         500          Nationwide Financial Services, Inc (Class A)       12,185
       2,500          Old Republic International Corp .............      66,875
       1,900          PMI Group, Inc ..............................      48,545
       2,000          Phoenix Cos, Inc ............................      14,480
       1,400          Protective Life Corp ........................      39,970
       1,900          Radian Group, Inc ...........................      63,422
         400          Reinsurance Group Of America, Inc ...........      10,512
       2,800          Safeco Corp .................................      97,916
       4,600          St. Paul Cos, Inc ...........................     146,280
         600          Stancorp Financial Group, Inc ...............      30,930
       2,500          Torchmark Corp ..............................      89,500
         500          Transatlantic Holdings, Inc .................      32,775
       1,000          Unitrin, Inc ................................      23,170
       5,000          UnumProvident Corp ..........................      49,000
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,096,208
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.42%
       5,200          Georgia-Pacific Corp ........................      72,280
         600          Rayonier, Inc ...............................      26,436
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                     98,716
                                                                    -----------
 METAL MINING--0.31%
         700          Newmont Mining Corp .........................      18,305
       1,700        * Phelps Dodge Corp ...........................      55,216
                                                                    -----------
                      TOTAL METAL MINING                                 73,521
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.30%
       1,200          Callaway Golf Co ............................      14,256
       2,900          Hasbro, Inc .................................      40,281
         700          Mattel, Inc .................................      15,750
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES       70,287
                                                                    -----------
 MISCELLANEOUS RETAIL--0.82%
         700        * Barnes & Noble, Inc .........................      13,293
       1,500        * Borders Group, Inc ..........................      22,050
         200        * MSC Industrial Direct Co (Class A) ..........       3,198
       6,400        * Office Depot, Inc ...........................      75,712
         700          Omnicare, Inc ...............................      19,047
       4,900        * Rite Aid Corp ...............................      10,976
       4,000        * Toys ORO Us, Inc ............................      33,480
         500        * Zale Corp ...................................      16,370
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        194,126
                                                                    -----------
 MOTION PICTURES--0.07%
         400          Blockbuster, Inc (Class A) ..................       6,840
         500        * Metro-Goldwyn-Mayer, Inc ....................       5,250
         200          Regal Entertainment Group (Class A) .........       3,590
                                                                    -----------
                      TOTAL MOTION PICTURES                              15,680
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.72%
         700        * AmeriCredit Corp ............................       2,310
       2,200          Countrywide Financial Corp ..................     126,500
         300          Doral Financial Corp ........................      10,605
       3,200        * Providian Financial Corp ....................      20,992
         100          Student Loan Corp ...........................       9,760
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  170,167
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.24%
       1,900          Vulcan Materials Co .........................      57,437
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           57,437
                                                                    -----------
 OIL AND GAS EXTRACTION--5.54%
       3,355          Apache Corp .................................     207,138
       3,300          Burlington Resources, Inc ...................     157,443
         531        * Cimarex Energy Co ...........................      10,328
       3,000          Devon Energy Corp ...........................     144,660
         400          Diamond Offshore Drilling, Inc ..............       7,764
         600          ENSCO International, Inc ....................      15,306
       2,400          EOG Resources, Inc ..........................      94,944
         300        * Forest Oil Corp .............................       6,690
       1,100          Helmerich & Payne, Inc ......................      28,182
       2,100          Kerr-McGee Corp .............................      85,281
       6,400          Marathon Oil Corp ...........................     153,408
         400        * Newfield Exploration Co .....................      13,556
         500          Noble Energy, Inc ...........................      17,145
       1,000          Ocean Energy, Inc ...........................      20,000
         100        * Patterson-UTI Energy, Inc ...................       3,236
       2,000        * Pioneer Natural Resources Co ................      50,200
       1,000          Pogo Producing Co ...........................      39,770
       1,100        * Pride International, Inc ....................      14,839
         800          Rowan Cos, Inc ..............................      15,728
         600          Tidewater, Inc ..............................      17,232
       5,400          Unocal Corp .................................     142,074
         600        * Varco International, Inc ....................      10,986
       2,933          XTO Energy, Inc .............................      55,727
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,311,637
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--1.79%
       1,100          Bemis Co ....................................      46,266
       1,100          Boise Cascade Corp ..........................      24,035
       1,100          Bowater, Inc ................................      40,865


                       SEE NOTES TO FINANCIAL STATEMENTS

128  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 PAPER AND ALLIED PRODUCTS--(CONTINUED)
       4,200          MeadWestvaco Corp ........................... $    95,676
       1,200        * Packaging Corp Of America ...................      21,612
       3,300        * Pactiv Corp .................................      66,990
       3,600        * Smurfit-Stone Container Corp ................      48,092
       2,000          Sonoco Products Co ..........................      41,860
       1,000          Temple-Inland, Inc ..........................      37,400
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   422,796
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--1.31%
         700          Amerada Hess Corp ...........................      30,982
       1,400          Ashland, Inc ................................      41,538
       1,100          Lubrizol Corp ...............................      33,011
       2,600          Lyondell Chemical Co ........................      36,270
         400          Murphy Oil Corp .............................      17,668
         500        * Premcor, Inc ................................      12,845
       1,400          Sunoco, Inc .................................      51,198
       2,100          Valero Energy Corp ..........................      86,898
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 310,410
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.79%
       1,900        * AK Steel Holding Corp .......................       6,175
       1,600          Allegheny Technologies, Inc .................       4,640
       2,000        * Andrew Corp .................................      11,000
       2,700          Engelhard Corp ..............................      57,834
       1,600          Nucor Corp ..................................      61,072
       1,100          Precision Castparts Corp ....................      26,213
       2,100          United States Steel Corp ....................      20,643
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    187,577
                                                                    -----------
 PRINTING AND PUBLISHING--1.95%
       1,300        * American Greetings Corp (Class A) ...........      17,030
       1,800          Belo Corp (Class A) .........................      36,468
         400          Dow Jones & Co, Inc .........................      14,176
         300          Harte-Hanks, Inc ............................       5,730
       1,700          Knight Ridder, Inc ..........................      99,450
         900          Lee Enterprises, Inc ........................      28,368
         400          McClatchy Co (Class A) ......................      21,436
         300          Media General, Inc (Class A) ................      14,772
         700          Meredith Corp ...............................      26,726
         900          New York Times Co (Class A) .................      38,835
       1,800          R.R. Donnelley & Sons Co ....................      32,976
       1,400          Reader's Digest Association, Inc (Class A) ..      14,294
         300        * Scholastic Corp .............................       8,070
         100          Scripps (E.W.) Co (Class A) .................       7,574
       1,100        * Valassis Communications, Inc ................      29,040
         100          Washington Post Co (Class B) ................      68,136
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     463,081
                                                                    -----------
 RAILROAD TRANSPORTATION--1.16%
       4,400          CSX Corp ....................................     125,488
       8,100          Norfolk Southern Corp .......................     150,336
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     275,824
                                                                    -----------
 REAL ESTATE--0.11%
         400        * Catellus Development Corp ...................       8,400
         500          Forest City Enterprises, Inc (Class A) ......      17,390
                                                                    -----------
                      TOTAL REAL ESTATE                                  25,790
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.42%
         800          Aptargroup, Inc .............................      25,880
       1,300          Cooper Tire & Rubber Co .....................      15,860
       3,100        * Goodyear Tire & Rubber Co ...................      16,027
       1,000        * Reebok International Ltd ....................      32,850
         200        * Sealed Air Corp .............................       8,026
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS   98,643
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.49%
       1,700          A.G. Edwards, Inc ...........................      44,030
         100        * Affiliated Managers Group, Inc ..............       4,157
       2,000          Bear Stearns Cos, Inc .......................     131,200
       3,000        * E*trade Group, Inc ..........................      12,630
       1,100          Instinet Group, Inc .........................       3,861
       4,100          Janus Capital Group, Inc ....................      46,699
         900          LaBranche & Co, Inc .........................      16,542
         600          Legg Mason, Inc .............................      29,244
         100          Neuberger Berman, Inc .......................       2,823
         800          Raymond James Financial, Inc ................      20,696
       1,500          T Rowe Price Group, Inc .....................      40,679
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              352,561
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.51%
      13,600        * Corning, Inc ................................      79,424
         700          Lafarge North America, Inc ..................      20,335
       2,300        * Owens-Illinois, Inc .........................      20,792
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             120,551
                                                                    -----------
 TOBACCO PRODUCTS--0.52%
         600          Loews Corp (Carolina Group) .................      11,100
       1,900          R.J. Reynolds Tobacco Holdings, Inc .........      61,294
       1,800          UST, Inc ....................................      49,680
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            122,074
                                                                    -----------
 TRANSPORTATION BY AIR--0.22%
       3,300        * AMR Corp ....................................       6,930
       1,300        * Continental Airlines, Inc (Class B) .........       6,656
       2,500          Delta Air Lines, Inc ........................      22,250
         150        * JetBlue Airways Corp ........................       4,157
       1,100        * Northwest Airlines Corp .....................       7,590
         400          Skywest, Inc ................................       4,124
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                        51,707
                                                                    -----------
 TRANSPORTATION EQUIPMENT--2.45%
         500        * American Axle & Manufacturing Holdings, Inc .      10,520
       1,300          ArvinMeritor, Inc ...........................      18,187
       2,000          Autoliv, Inc ................................      39,940
       1,900          Brunswick Corp ..............................      36,100
       3,000          Dana Corp ...................................      21,180
      11,600          Delphi Corp .................................      79,228
       3,600          Genuine Parts Co ............................     109,836
       2,300          Goodrich Corp ...............................      32,338
       1,300        * Navistar International Corp .................      31,993
       2,300          Paccar, Inc .................................     115,621
       2,500          Textron, Inc ................................      68,650
       2,800          Visteon Corp ................................      16,632
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    580,225
                                                                    -----------
 TRANSPORTATION SERVICES--0.05%
         900          GATX Corp ...................................      13,032
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                      13,032
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.16%
         900          CNF, Inc ....................................      27,405
         600        * Swift Transportation Co, Inc ................       9,600
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                     37,005
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--1.01%
       1,000        * Apogent Technologies, Inc ...................      14,580
       1,600        * Arrow Electronics, Inc ......................      23,520
       2,300        * Avnet, Inc ..................................      24,104
         600          BorgWarner, Inc .............................      28,704
       3,100          IKON Office Solutions, Inc ..................      22,010
       1,200        * Ingram Micro, Inc (Class A) .................      13,234
       1,000          Martin Marietta Materials, Inc ..............      27,610
         700        * Tech Data Corp ..............................      16,758
       1,600          W.W. Grainger, Inc ..........................      68,640
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               239,160
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  129

Statement of Investments
     (Unaudited) - INSTITUTIONAL MID-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 WHOLESALE TRADE-NONDURABLE GOODS--0.47%
         500          AmerisourceBergen Corp ...................... $    26,250
         300        * Henry Schein, Inc ...........................      13,530
         900          McKesson Corp ...............................      22,437
         200        * Performance Food Group Co ...................       6,132
       2,800          Supervalu, Inc ..............................      43,400
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            111,749
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $24,952,591)                            23,537,765
                                                                    -----------
                      TOTAL PORTFOLIO--99.44%
                       (COST $24,952,591)                            23,537,765
                      OTHER ASSETS & LIABILITIES, NET--0.56%            133,618
                                                                    -----------
                      NET ASSETS--100.00%                           $23,671,383
                                                                    ===========

----------
*  Non-income producing





                       SEE NOTES TO FINANCIAL STATEMENTS

130  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
      (Unaudited) - INSTITUTIONAL MID-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................... $    87,564       0.28%
Apparel and Accessory Stores ...........................     174,170       0.56
Apparel and Other Textile Products .....................     172,484       0.55
Auto Repair, Services and Parking ......................      18,459       0.06
Automotive Dealers and Service Stations ................     177,167       0.57
Building Materials and Garden Supplies .................      25,371       0.08
Business Services ......................................   2,865,917       9.22
Chemicals and Allied Products ..........................   2,216,543       7.13
Coal Mining ............................................      13,326       0.04
Communications .........................................     650,847       2.09
Depository Institutions ................................   2,427,811       7.81
Eating and Drinking Places .............................     425,718       1.37
Educational Services ...................................     170,295       0.55
Electric, Gas, and Sanitary Services ...................   2,502,360       8.05
Electronic and Other Electric Equipment ................   1,445,080       4.64
Engineering and Management Services ....................     605,751       1.95
Fabricated Metal Products ..............................     385,324       1.24
Food and Kindred Products ..............................     625,240       2.01
Food Stores ............................................     214,868       0.69
Furniture and Fixtures .................................     445,492       1.43
Furniture and Homefurnishings Stores ...................     294,137       0.95
General Building Contractors ...........................     278,292       0.90
General Merchandise Stores .............................     516,994       1.66
Health Services ........................................     563,414       1.81
Holding and Other Investment Offices ...................   1,453,017       4.67
Hotels and Other Lodging Places ........................     319,988       1.03
Industrial Machinery and Equipment .....................   1,651,793       5.31
Instruments and Related Products .......................   1,584,934       5.10
Insurance Agents, Brokers and Service ..................     145,887       0.47
Insurance Carriers .....................................   2,001,305       6.44
Leather and Leather Products ...........................      66,205       0.21
Lumber and Wood Products ...............................      71,834       0.23
Metal Mining ...........................................     202,189       0.65
Miscellaneous Manufacturing Industries .................     198,876       0.64
Miscellaneous Retail ...................................     500,030       1.61
Motion Pictures ........................................      21,285       0.07
Nondepository Institutions .............................     166,624       0.54
Nonmetallic Minerals, Except Fuels .....................      45,345       0.15
Oil and Gas Extraction .................................   1,356,763       4.36
Paper and Allied Products ..............................     312,069       1.00
Personal Services ......................................     204,731       0.66
Petroleum and Coal Products ............................     298,529       0.96
Primary Metal Industries ...............................     140,331       0.45
Printing and Publishing ................................     498,393       1.60
Railroad Transportation ................................     207,332       0.67
Real Estate ............................................      48,614       0.16
Rubber and Miscellaneous Plastics Products .............     122,467       0.39
Security and Commodity Brokers .........................     515,216       1.66
Stone, Clay, and Glass Products ........................     135,597       0.44
Textile Mill Products ..................................      38,352       0.12
Tobacco Products .......................................     127,084       0.41
Transportation By Air ..................................      45,205       0.14
Transportation Equipment ...............................     487,520       1.57
Transportation Services ................................     147,404       0.47
Trucking and Warehousing ...............................      37,315       0.12
Wholesale Trade-Durable Goods ..........................     241,510       0.78
Wholesale Trade-Nondurable Goods .......................     315,978       1.02
                                                         -----------     ------
Total Common Stock (Cost $31,605,961) ..................  31,012,346      99.74
                                                         -----------     ------
Total Portfolio (Cost $31,605,961) .....................  31,012,346      99.74
OTHER ASSETS & LIABILITIES, NET ........................      79,604       0.26
                                                         -----------     ------
NET ASSETS ............................................. $31,091,950     100.00%
                                                         ===========     ======


    SHARES                                                              VALUE
    ------                                                              -----

COMMON STOCK--99.74%
 AMUSEMENT AND RECREATION SERVICES--0.28%
       1,800        * Harrah's Entertainment, Inc ................. $    64,260
         400          International Speedway Corp (Class A) .......      16,024
       1,300        * Six Flags, Inc ..............................       7,280
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES            87,564
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.56%
       1,300        * Abercrombie & Fitch Co (Class A) ............      39,039
         800        * American Eagle Outfitters, Inc ..............      11,615
       1,100        * Chico's FAS, Inc ............................      22,000
       2,200          Foot Locker, Inc ............................      23,540
       1,500          Nordstrom, Inc ..............................      24,300
       1,200          Ross Stores, Inc ............................      43,380
         400          Talbots, Inc ................................      10,296
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                174,170
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.55%
         200        * Columbia Sportswear Co ......................       7,434
       1,900        * Jones Apparel Group, Inc ....................      52,117
       1,700          Liz Claiborne, Inc ..........................      52,564
         500        * Polo Ralph Lauren Corp ......................      11,450
       1,300          VF Corp .....................................      48,919
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          172,484
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.06%
         900          Ryder System, Inc ...........................      18,459
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING            18,459
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.57%
         200        * Advance Auto Parts ..........................       9,250
       3,100        * Autonation, Inc .............................      39,525
       1,100        * Autozone, Inc ...............................      75,581
       1,578        * Carmax, Inc .................................      22,991
       1,000        * Copart, Inc .................................       7,680
         600        * O'Reilly Automotive, Inc ....................      16,260
         400        * Sonic Automotive, Inc .......................       5,880
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS     177,167
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.08%
         900          Fastenal Co .................................      25,371
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       25,371
                                                                    -----------
 BUSINESS SERVICES--9.22%
       5,600        * 3Com Corp ...................................      27,608
         900        * Activision, Inc .............................      13,005
       1,200        * Acxiom Corp .................................      20,196
       3,700          Adobe Systems, Inc ..........................     114,071
         500        * Advent Software, Inc ........................       6,085
       1,500        * Affiliated Computer Services, Inc (Class A) .      66,390
         900        * Alliance Data Systems Corp ..................      15,300
         200        * AMN Healthcare Services, Inc ................       2,196
       1,800          Autodesk, Inc ...............................      27,468
       5,700        * BEA Systems, Inc ............................      58,083
       1,700        * Bisys Group, Inc ............................      27,744
       3,800        * BMC Software, Inc ...........................      57,342
       4,000        * Brocade Communications Systems, Inc .........      19,520
       4,200        * Cadence Design Systems, Inc .................      42,000
         600        * Catalina Marketing Corp .....................      11,538
       2,300        * Ceridian Corp ...............................      32,154
         400        * Cerner Corp .................................      12,952
       1,000        * Certegy, Inc ................................      25,200
       1,000        * Checkfree Corp ..............................      22,480
       1,300        * ChoicePoint, Inc ............................      44,070
       2,700        * Citrix Systems, Inc .........................      35,532
       7,200          Computer Associates International, Inc ......      98,352
       2,600        * Computer Sciences Corp ......................      84,630
       5,200        * Compuware Corp ..............................      17,628
       2,700        * Convergys Corp ..............................      35,640


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  131

Statement of Investments
      (Unaudited)- INSTITUTIONAL MID-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
         800        * CSG Systems International, Inc .............. $     6,936
       1,000          Deluxe Corp .................................      40,130
       1,900        * DST Systems, Inc ............................      51,680
       1,200        * Dun & Bradstreet Corp .......................      45,900
       1,900        * Electronic Arts, Inc ........................     111,416
       2,300          Equifax, Inc ................................      45,977
         700          Fair Isaac Corp .............................      35,574
       3,000        * Fiserv, Inc .................................      94,440
         500        * Getty Images, Inc ...........................      13,730
         900        * GTECH Holdings Corp .........................      29,394
       1,100          Henry (Jack) & Associates, Inc ..............      11,649
         100        * Hotels.Com (Class A) ........................       5,768
       4,500        * i2 Technologies, Inc ........................       3,308
       3,992          IMS Health, Inc .............................      62,315
         500        * Interactive Data Corp .......................       7,005
       3,000        * Intuit, Inc .................................     111,600
       1,000        * Iron Mountain, Inc ..........................      38,250
       1,600        * J.D. Edwards & Co ...........................      17,632
       5,100        * Juniper Networks, Inc .......................      41,667
       1,200        * Lamar Advertising Co ........................      35,220
       1,000        * Macromedia, Inc .............................      12,080
       1,200          Manpower, Inc ...............................      35,856
       1,200        * Mercury Interactive Corp ....................      35,616
         500        * National Instruments Corp ...................      17,635
         100        * National Processing, Inc ....................       1,392
       1,300        * NCR Corp ....................................      23,842
       2,400        * Network Associates, Inc .....................      33,144
       4,300        * Peoplesoft, Inc .............................      65,790
       1,100        * Perot Systems Corp (Class A) ................      11,286
         800          Pittston Brink's Group ......................      11,088
         300        * Pixar, Inc ..................................      16,224
       1,317        * RealNetworks, Inc ...........................       5,439
         500        * Rent-A-Center, Inc ..........................      27,355
       1,000          Reynolds & Reynolds Co (Class A) ............      25,300
       2,400        * Robert Half International, Inc ..............      31,944
       6,100        * Siebel Systems, Inc .........................      48,861
       4,400        * Sungard Data Systems, Inc ...................      93,720
       1,400        * Sybase, Inc .................................      18,130
       2,300        * Symantec Corp ...............................      90,114
       1,200        * Synopsys, Inc ...............................      51,072
       1,100        * Titan Corp ..................................       8,195
       1,300        * TMP Worldwide, Inc ..........................      13,949
         600          Total System Services, Inc ..................       9,396
       5,000        * Unisys Corp .................................      46,300
         800        * United Rentals, Inc .........................       7,696
       3,500        * VeriSign, Inc ...............................      30,590
       6,400        * Veritas Software Corp .......................     112,512
       1,400          Viad Corp ...................................      30,016
       4,500        * WebMD Corp ..................................      40,590
       1,200        * Westwood One, Inc ...........................      37,488
       6,100        * Yahoo!, Inc .................................     146,522
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         2,865,917
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--7.13%
         400          Albemarle Corp ..............................       9,740
         500          Alberto-Culver Co (Class B) .................      24,640
       2,200          Allergan, Inc ...............................     150,062
       1,000        * Andrx Corp ..................................      11,810
       1,500          Avery Dennison Corp .........................      88,005
         600        * Barr Laboratories, Inc ......................      34,200
       2,300        * Biogen, Inc .................................      68,908
       1,000          Cabot Corp ..................................      23,860
         700        * Cephalon, Inc ...............................      27,958
         700        * Charles River Laboratories International, Inc      17,864
       1,500        * Chiron Corp .................................      56,250
         600          Church & Dwight Co, Inc .....................      18,216
       2,500          Clorox Co ...................................     115,425
         300          Diagnostic Products Corp ....................      11,205
       1,500          Dial Corp ...................................      29,100
       1,200          Eastman Chemical Co .........................      34,788
       2,000          Ecolab, Inc .................................      98,660
       1,600          Estee Lauder Cos (Class A) ..................      48,576
       3,100        * Genzyme Corp (General Division) .............     112,995
       2,700        * Gilead Sciences, Inc ........................     113,373
       1,900        * Human Genome Sciences, Inc ..................      16,245
       1,300          ICN Pharmaceuticals, Inc ....................      11,583
         800        * ICOS Corp ...................................      14,968
       1,800        * IDEC Pharmaceuticals Corp ...................      61,954
       1,700          IMC Global, Inc .............................      16,354
       2,400        * IVAX Corp ...................................      29,400
       1,100          International Flavors & Fragrances, Inc .....      34,199
         800        * Invitrogen Corp .............................      24,504
       3,900        * King Pharmaceuticals, Inc ...................      46,527
         400        * Medicis Pharmaceutical Corp (Class A) .......      22,236
       3,900        * Medimmune, Inc ..............................     128,037
       4,396        * Millennium Pharmaceuticals, Inc .............      34,553
       2,950          Mylan Laboratories, Inc .....................      84,813
         400        * OM Group, Inc ...............................       3,500
       2,700          PPG Industries, Inc .........................     121,716
       2,600          Praxair, Inc ................................     146,510
       1,800          RPM International, Inc ......................      18,900
         400        * Ribapharm, Inc ..............................       2,072
       2,500          Rohm & Haas Co ..............................      74,450
       1,200        * SICOR, Inc ..................................      20,040
         300        * Scotts Co (Class A) .........................      15,540
       2,000          Sherwin-Williams Co .........................      52,860
       1,100          Sigma-Aldrich Corp ..........................      48,939
         800          Valspar Corp ................................      32,744
       1,100        * Vertex Pharmaceuticals, Inc .................      12,232
       1,600        * Watson Pharmaceuticals, Inc .................      46,032
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             2,216,543
                                                                    -----------
 COAL MINING--0.04%
         300          Consol Energy, Inc ..........................       4,959
         300          Peabody Energy Corp .........................       8,367
                                                                    -----------
                      TOTAL COAL MINING                                  13,326
                                                                    -----------
 COMMUNICATIONS--2.09%
       5,700        * Avaya, Inc ..................................      11,628
       2,100        * Cablevision Systems Corp (Class A) ..........      39,879
       2,200          CenturyTel, Inc .............................      60,720
       2,000        * Charter Communications, Inc (Class A) .......       1,660
         500        * Cox Radio, Inc (Class A) ....................      10,330
         500        * Cumulus Media, Inc (Class A) ................       7,280
         600        * Emmis Communications Corp (Class A) .........      10,128
         500        * Entercom Communications Corp ................      21,955
         700        * Entravision Communications Corp (Class A) ...       3,780
         600          Global Payments, Inc ........................      18,312
         300        * Hearst-Argyle Television, Inc ...............       6,207
         900        * Hispanic Broadcasting Corp ..................      18,594
         800        * IDT Corp ....................................      11,984
       5,400        * Level 3 Communications, Inc .................      27,864
         300        * Lin TV Corp (Class A) .......................       6,153
      10,600        * Nextel Communications, Inc (Class A) ........     141,934
         500        * PanAmSat Corp ...............................       7,060
      21,400        * Qwest Communications International, Inc .....      74,686
       1,100        * Radio One, Inc (Class D) ....................      14,564
      11,200        * Sprint Corp (PCS Group) .....................      48,832
         800          Telephone & Data Systems, Inc ...............      32,728
         300        * U.S. Cellular Corp ..........................       7,083
       1,100        * UnitedGlobalcom, Inc (Class A) ..............       3,355


                        SEE NOTES TO FINANCIAL STATEMENTS

#  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
      (Unaudited) - INSTITUTIONAL MID-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 COMMUNICATIONS--(CONTINUED)
       2,400        * Univision Communications, Inc (Class A) ..... $    58,824
         300        * West Corp ...................................       5,307
                                                                    -----------
                      TOTAL COMMUNICATIONS                              650,847
                                                                    -----------
 DEPOSITORY INSTITUTIONS--7.81%
       5,700          AmSouth Bancorp .............................     113,316
       1,200          Associated Banc-Corp ........................      38,796
       1,300          Astoria Financial Corp ......................      30,199
         200        * BOK Financial Corp ..........................       6,534
       1,300          Bancorpsouth, Inc ...........................      23,920
       1,000          Bank Of Hawaii Corp .........................      30,800
       2,500          Banknorth Group, Inc ........................      54,525
         400          Capitol Federal Financial ...................      11,992
       3,600          Charter One Financial, Inc ..................      99,576
         700          Citizens Banking Corp .......................      16,548
         600          City National Corp ..........................      26,364
       1,900          Colonial Bancgroup, Inc .....................      21,375
         900          Commerce Bancorp, Inc .......................      35,766
         940          Commerce Bancshares, Inc ....................      34,357
       2,000          Compass Bancshares, Inc .....................      62,540
         800          Cullen/Frost Bankers, Inc ...................      24,304
         300          Downey Financial Corp .......................      11,823
         700          FNB Corp ....................................      20,048
         800          First Midwest Bancorp, Inc ..................      20,648
       2,000          First Tennessee National Corp ...............      79,420
       1,100          First Virginia Banks, Inc ...................      43,153
       1,300          FirstMerit Corp .............................      23,972
       1,600          Fulton Financial Corp .......................      30,096
       1,300          Greenpoint Financial Corp ...................      58,253
       2,500          Hibernia Corp (Class A) .....................      42,400
       1,200          Hudson City Bancorp, Inc ....................      24,288
         700          Hudson United Bancorp .......................      21,560
       3,700          Huntington Bancshares, Inc ..................      68,783
         900          IndyMac Bancorp, Inc ........................      17,505
       1,200          M & T Bank Corp .............................      94,296
       3,500          Marshall & Ilsley Corp ......................      89,460
       1,100          Mercantile Bankshares Corp ..................      37,334
       3,200          National Commerce Financial Corp ............      75,840
       1,700          New York Community Bancorp, Inc .............      50,660
       2,600          North Fork Bancorp, Inc .....................      76,570
         953          Old National Bancorp ........................      20,394
         200          Park National Corp ..........................      18,660
         400          People's Bank ...............................      10,100
         700          Provident Financial Group, Inc ..............      14,861
       3,600          Regions Financial Corp ......................     116,640
       1,100          Roslyn Bancorp, Inc .........................      19,778
         700        * Silicon Valley Bancshares ...................      12,733
       1,200          Sky Financial Group, Inc ....................      23,604
       5,500          SouthTrust Corp .............................     140,415
       4,100          Sovereign Bancorp, Inc ......................      56,785
       4,700          Synovus Financial Corp ......................      84,083
       1,200          TCF Financial Corp ..........................      48,048
         700          Trustmark Corp ..............................      16,632
       3,200          Union Planters Corp .........................      84,128
         800          UnionBanCal Corp ............................      31,536
       1,500          Valley National Bancorp .....................      36,945
       1,090          Washington Federal, Inc .....................      22,955
         700          Webster Financial Corp ......................      24,584
         500          Westamerica Bancorp .........................      19,745
         600          Whitney Holding Corp ........................      20,472
       1,000          Wilmington Trust Corp .......................      27,800
       1,400          Zions Bancorp ...............................      59,892
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   2,427,811
                                                                    -----------
 EATING AND DRINKING PLACES--1.37%
         900          Applebee's International, Inc ...............      25,236
         500        * Aramark Corp (Class B) ......................      11,450
       1,500        * Brinker International, Inc ..................      45,750
         800          CBRL Group, Inc .............................      21,960
         400        * CEC Entertainment, Inc ......................      10,884
       2,700          Darden Restaurants, Inc .....................      48,195
         600        * Krispy Kreme Doughnuts, Inc .................      20,316
         900          Outback Steakhouse, Inc .....................      31,842
       1,000          Ruby Tuesday, Inc ...........................      20,400
         800        * The Cheesecake Factory, Inc .................      25,816
       1,800          Wendy's International, Inc ..................      49,518
       4,700        * Yum! Brands, Inc ............................     114,351
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  425,718
                                                                    -----------
 EDUCATIONAL SERVICES--0.55%
       1,900        * Apollo Group, Inc (Class A) .................      94,810
         200        * Apollo Group, Inc
                         (University Of Phoenix Online) ...........       8,530
         700        * Career Education Corp .......................      34,244
         900        * DeVry, Inc ..................................      16,803
         400        * Education Management Corp ...................      15,908
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                        170,295
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--8.05%
       6,500        * AES Corp ....................................      23,530
       2,000        * Allegheny Energy, Inc .......................      12,420
       1,200          Allete, Inc .................................      24,912
       1,400          Alliant Energy Corp .........................      22,498
       2,100        * Allied Waste Industries, Inc ................      16,779
       2,400          Ameren Corp .................................      93,720
       2,900        * Aquila, Inc .................................       6,032
       2,100        * CMS Energy Corp .............................       9,261
       5,500        * Calpine Corp ................................      18,150
       4,200          Centerpoint Energy, Inc .....................      29,610
       2,600          Cinergy Corp ................................      87,490
       4,400        * Citizens Communications Co ..................      43,912
       3,300          Consolidated Edison, Inc ....................     126,951
       2,600          Constellation Energy Group, Inc .............      72,098
       2,000          DPL, Inc ....................................      24,920
       2,500          DTE Energy Co ...............................      96,625
       4,300        * Dynegy, Inc (Class A) .......................      11,223
       5,100        * Edison International ........................      69,819
       2,300          Energy East Corp ............................      40,940
       3,500          Entergy Corp ................................     168,525
       1,000          Equitable Resources, Inc ....................      37,510
       4,400          FirstEnergy Corp ............................     138,600
       1,100          Great Plains Energy, Inc ....................      26,257
         600          Hawaiian Electric Industries, Inc ...........      24,456
         600          Idacorp, Inc ................................      13,680
       2,500          KeySpan Corp ................................      80,625
       1,400          Kinder Morgan, Inc ..........................      63,000
       1,100          MDU Resources Group, Inc ....................      30,712
       6,400        * Mirant Corp .................................      10,240
         800          NSTAR .......................................      32,016
       1,100          National Fuel Gas Co ........................      24,057
       3,800          NiSource, Inc ...............................      69,160
         700          Nicor, Inc ..................................      19,124
       2,000          Northeast Utilities .........................      27,840
       1,200          OGE Energy Corp .............................      21,564
       6,100        * PG&E Corp ...................................      82,045
       2,500          PPL Corp ....................................      89,025
         500          Peoples Energy Corp .........................      17,885
       2,400          Pepco Holdings, Inc .........................      41,760
         900          Philadelphia Suburban Corp ..................      19,755
       1,300          Pinnacle West Capital Corp ..................      43,212
       3,500          Public Service Enterprise Group, Inc ........     128,415
       1,400          Puget Energy, Inc ...........................      29,834


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  133

Statement of Investments
      (Unaudited) - INSTITUTIONAL MID-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       1,200          Questar Corp ................................ $    35,484
       4,538        * Reliant Resources, Inc ......................      16,155
       2,400        * Republic Services, Inc ......................      47,616
       1,600          SCANA Corp ..................................      47,872
       2,800          Sempra Energy ...............................      69,888
       2,700          TECO Energy, Inc ............................      28,701
         190          Texas Genco Holdings, Inc ...................       3,304
       1,100          Vectren Corp ................................      23,661
       7,500          Williams Cos, Inc ...........................      34,350
       1,800          Wisconsin Energy Corp .......................      45,720
       6,200          Xcel Energy, Inc ............................      79,422
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      2,502,360
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--4.64%
      12,500        * ADC Telecommunications, Inc .................      25,750
         800          AVX Corp ....................................       7,200
       1,300        * Advanced Fibre Communications, Inc ..........      19,682
       5,400        * Advanced Micro Devices, Inc .................      33,372
      25,700        * Agere Systems, Inc (Class B) ................      38,550
       6,000        * Altera Corp .................................      81,240
       2,600        * American Power Conversion Corp ..............      37,024
       1,400        * Amkor Technology, Inc .......................       7,238
         300        * Amphenol Corp (Class A) .....................      12,225
       4,700        * Applied Micro Circuits Corp .................      15,322
       6,400        * Atmel Corp ..................................      10,240
       3,000        * Broadcom Corp (Class A) .....................      37,050
       6,800        * CIENA Corp ..................................      29,716
       2,900        * Comverse Technology, Inc ....................      32,799
       4,000        * Conexant Systems, Inc .......................       5,960
       1,900        * Cypress Semiconductor Corp ..................      13,110
       1,400        * Energizer Holdings, Inc .....................      35,686
       1,800        * Fairchild Semiconductor International,
                         Inc (Class A) ............................      18,828
       3,500        * Gemstar-TV Guide International, Inc .........      12,842
         400          Harman International Industries, Inc ........      23,428
       1,000          Harris Corp .................................      27,770
         800          Hubbell, Inc (Class B) ......................      25,040
         700        * Integrated Circuit Systems, Inc .............      15,190
       1,600        * Integrated Device Technology, Inc ...........      12,704
       1,000        * International Rectifier Corp ................      19,670
       1,900        * Intersil Corp (Class A) .....................      29,564
      19,000        * JDS Uniphase Corp ...........................      54,150
       2,400        * Jabil Circuit, Inc ..........................      42,000
       1,300        * Kemet Corp ..................................      10,140
       1,100        * L-3 Communications Holdings, Inc ............      44,187
       5,800        * LSI Logic Corp ..............................      26,216
       1,200          Maytag Corp .................................      22,836
       1,000        * Micrel, Inc .................................       9,220
       3,100          Microchip Technology, Inc ...................      61,690
       2,100          Molex, Inc ..................................      45,108
       2,800        * National Semiconductor Corp .................      47,712
       2,400        * Novellus Systems, Inc .......................      65,448
       2,000        * Nvidia Corp .................................      25,700
       2,600        * PMC-Sierra, Inc .............................      15,470
       1,600        * Polycom, Inc ................................      12,928
       1,400        * QLogic Corp .................................      51,996
       2,500        * RF Micro Devices, Inc .......................      15,073
       2,900          Rockwell Collins, Inc .......................      53,273
       8,200        * Sanmina-SCI Corp ............................      33,128
       2,500          Scientific-Atlanta, Inc .....................      34,350
       1,000        * Semtech Corp ................................      15,150
       6,500        * Tellabs, Inc ................................      37,635
       1,000        * Utstarcom, Inc ..............................      19,990
       2,500        * Vishay Intertechnology, Inc .................      25,450
       1,000          Whirlpool Corp ..............................      49,030
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   1,445,080
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--1.95%
         800        * Affymetrix, Inc .............................      20,800
       2,700        * BearingPoint, Inc ...........................      17,199
       1,200        * Celgene Corp ................................      31,296
       1,300          Fluor Corp ..................................      43,784
       6,900          Halliburton Co ..............................     143,037
         700        * Jacobs Engineering Group, Inc ...............      29,407
       4,100          Monsanto Co .................................      67,240
       2,000          Moody's Corp ................................      92,460
         700        * Pharmaceutical Product Development, Inc .....      18,796
       1,200        * Quest Diagnostics, Inc ......................      71,628
       1,900        * Quintiles Transnational Corp ................      23,104
       4,700          Servicemaster Co ............................      47,000
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         605,751
                                                                    -----------
 FABRICATED METAL PRODUCTS--1.24%
         500        * Alliant Techsystems, Inc ....................      27,005
         900          Ball Corp ...................................      50,130
         800          Crane Co ....................................      13,936
       1,800          Danaher Corp ................................     118,368
       2,400          Fortune Brands, Inc .........................     102,888
         600          Harsco Corp .................................      18,294
         600        * Shaw Group, Inc .............................       6,030
         900          Snap-On, Inc ................................      22,284
       1,100          Stanley Works ...............................      26,389
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   385,324
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--2.01%
       9,000          Archer Daniels Midland Co ...................      97,200
       3,700          Coca-Cola Enterprises, Inc ..................      69,153
       1,100        * Constellation Brands, Inc (Class A) .........      24,970
         400          Coors (Adolph) Co (Class B) .................      19,400
       1,400        * Dean Foods Co ...............................      60,074
         300          Dreyer's Grand Ice Cream, Inc ...............      20,796
       1,300        * Hercules, Inc ...............................      11,310
       1,500          Hershey Foods Corp ..........................      93,990
       1,200          Hormel Foods Corp ...........................      25,404
         400          Lancaster Colony Corp .......................      15,340
       2,200          McCormick & Co, Inc (Non-Vote) ..............      53,108
       2,800          Pepsi Bottling Group, Inc ...................      50,204
       1,300          PepsiAmericas Inc ...........................      15,288
       1,700        * Smithfield Foods, Inc .......................      30,124
         412          Tootsie Roll Industries, Inc ................      11,754
       3,500          Tyson Foods, Inc (Class A) ..................      27,125
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   625,240
                                                                    -----------
 FOOD STORES--0.69%
       6,100        * Starbucks Corp ..............................     157,136
         800        * Whole Foods Market, Inc .....................      44,512
       1,000          Winn-Dixie Stores, Inc ......................      13,220
                                                                    -----------
                      TOTAL FOOD STORES                                 214,868
                                                                    -----------
 FURNITURE AND FIXTURES--1.43%
         500          Ethan Allen Interiors, Inc ..................      14,715
         800        * Furniture Brands International, Inc .........      15,648
         900          HON Industries, Inc .........................      25,650
       1,200          Herman Miller, Inc ..........................      19,320
         800          Hillenbrand Industries, Inc .................      40,784
       1,400          Johnson Controls, Inc .......................     101,416
         700          La-Z-Boy, Inc ...............................      12,096
       1,000        * Lear Corp ...................................      35,350
       3,100          Leggett & Platt, Inc ........................      56,668
       4,200          Newell Rubbermaid, Inc ......................     119,070
         500          Steelcase, Inc (Class A) ....................       4,775
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      445,492
                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

134  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
      (Unaudited) - INSTITUTIONAL MID-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FURNITURE AND HOMEFURNISHINGS STORES--0.95%
       4,600        * Bed Bath & Beyond, Inc ...................... $   158,884
       3,300          Circuit City Stores, Inc (Circuit City Group)      17,160
         300        * Gamestop Corp ...............................       3,600
       1,500          Pier 1 Imports, Inc .........................      23,790
       2,700          RadioShack Corp .............................      60,183
       1,400        * Williams-Sonoma, Inc ........................      30,520
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        294,137
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.90%
       1,000          Centex Corp .................................      54,360
       1,400          Clayton Homes, Inc ..........................      15,456
       1,800          D.R. Horton, Inc ............................      34,560
         600          KB Home .....................................      27,270
         800          Lennar Corp .................................      42,840
         100        * NVR, Inc ....................................      32,900
         800          Pulte Homes, Inc ............................      40,120
         400          Ryland Group, Inc ...........................      17,276
         700        * Toll Brothers, Inc ..........................      13,510
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                278,292
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.66%
         600        * 99 Cents Only Stores ........................      15,300
       1,100        * BJ's Wholesale Club, Inc ....................      12,430
       1,800        * Big Lots, Inc ...............................      20,250
       1,100          Dillard's, Inc (Class A) ....................      14,212
       4,400          Dollar General Corp .........................      53,724
       1,800        * Dollar Tree Stores, Inc .....................      35,820
       2,500          Family Dollar Stores, Inc ...................      77,200
       3,000        * Federated Department Stores, Inc ............      84,060
       4,200          J.C. Penney Co, Inc .........................      82,488
       4,500          May Department Stores Co ....................      89,505
         600        * Neiman Marcus Group, Inc (Class A) ..........      17,394
       1,900        * Saks, Inc ...................................      14,611
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  516,994
                                                                    -----------
 HEALTH SERVICES--1.81%
         700        * Accredo Health, Inc .........................      17,037
       3,800        * Caremark Rx, Inc ............................      68,970
         800        * Community Health Systems, Inc ...............      16,392
         600        * Coventry Health Care, Inc ...................      19,740
         900        * DaVita, Inc .................................      18,657
       1,000        * Express Scripts, Inc ........................      55,680
       1,600        * First Health Group Corp .....................      40,704
       3,800          Health Management Associates, Inc (Class A) .      72,200
       2,200        * Laboratory Corp Of America Holdings .........      65,230
         600        * LifePoint Hospitals, Inc ....................      15,066
       1,700        * Lincare Holdings, Inc .......................      52,173
       1,600        * Manor Care, Inc .............................      30,768
         700        * Orthodontic Centers Of America, Inc .........       3,647
         800        * Renal Care Group, Inc .......................      24,944
       1,100        * Triad Hospitals, Inc ........................      29,590
         800        * Universal Health Services, Inc (Class B) ....      32,616
                                                                    -----------
                      TOTAL HEALTH SERVICES                             563,414
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--4.67%
       1,565          Allied Capital Corp .........................      31,269
       1,300          AMB Property Corp ...........................      36,725
       1,300          Annaly Mortgage Management, Inc .............      22,711
       1,300          Apartment Investment & Management Co (Class A)     47,424
       2,800          Archstone-Smith Trust .......................      61,488
         900          Arden Realty, Inc ...........................      20,412
         900          AvalonBay Communities, Inc ..................      33,210
       1,000          Boston Properties, Inc ......................      37,900
         700          BRE Properties, Inc (Class A) ...............      20,615
         600          Camden Property Trust .......................      19,440
         800          CarrAmerica Realty Corp .....................      20,280
         300          Centerpoint Properties Trust ................      17,340
         500          Cousins Properties, Inc .....................      12,925
       1,300          Crescent Real Estate Equities Co ............      18,694
       1,100          Developers Diversified Realty Corp ..........      26,565
       2,100          Duke Realty Corp ............................      56,658
       4,300          Equity Residential ..........................     103,501
         600          First Industrial Realty Trust, Inc ..........      16,992
       1,000          General Growth Properties, Inc ..............      53,950
         700          Greater Bay Bancorp .........................      10,010
         900          Health Care Property Investors, Inc .........      30,015
         800          Highwoods Properties, Inc ...................      16,352
       1,000          Hospitality Properties Trust ................      30,550
       3,700        * Host Marriott Corp ..........................      25,604
         800          Independence Community Bank Corp ............      21,160
         800          iStar Financial, Inc ........................      23,336
       1,400          Kimco Realty Corp ...........................      49,168
       1,200          Liberty Property Trust ......................      37,560
         700          Mack-Cali Realty Corp .......................      21,679
       1,500          New Plan Excel Realty Trust .................      29,385
       2,900          Plum Creek Timber Co, Inc ...................      62,611
       2,100          Popular, Inc ................................      71,379
       2,500          Prologis ....................................      63,300
       1,600          Public Storage, Inc .........................      48,480
         800          Reckson Associates Realty Corp ..............      15,040
         400          Regency Centers Corp ........................      13,180
       1,200          Rouse Co ....................................      41,460
       2,200          Simon Property Group, Inc ...................      78,826
       1,400          Trizec Properties, Inc ......................      11,900
       1,700          United Dominion Realty Trust, Inc ...........      27,166
       1,100          Vornado Realty Trust ........................      39,380
         700          Weingarten Realty Investors .................      27,377
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      1,453,017
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--1.03%
       1,100        * Extended Stay America, Inc ..................      11,110
       5,200          Hilton Hotels Corp ..........................      60,372
       1,100        * MGM Mirage ..................................      32,175
         600        * Mandalay Resort Group .......................      16,536
       3,000          Marriott International, Inc (Class A) .......      95,430
       4,300        * Park Place Entertainment Corp ...............      30,616
       3,100          Starwood Hotels & Resorts Worldwide, Inc ....      73,749
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             319,988
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.31%
       1,700        * Adaptec, Inc ................................      10,251
       1,200        * AGCO Corp ...................................      19,320
         900        * American Standard Cos, Inc ..................      61,893
       5,600        * Apple Computer, Inc .........................      79,184
       1,300          Black & Decker Corp .........................      45,318
         900        * CDW Computer Centers, Inc ...................      36,720
         700        * Cooper Cameron Corp .........................      34,657
         500          Cummins, Inc ................................      12,300
         500        * Cymer, Inc ..................................      11,825
       1,100          Diebold, Inc ................................      37,334
         600          Donaldson Co, Inc ...........................      21,948
       3,200          Dover Corp ..................................      77,504
       1,100          Eaton Corp ..................................      76,945
       1,300        * Emulex Corp .................................      24,895
         900        * Flowserve Corp ..............................      10,485
         900        * FMC Technologies, Inc .......................      17,280
       2,800        * Gateway, Inc ................................       6,608
         700          Graco, Inc ..................................      19,670
       1,400        * Grant Prideco, Inc ..........................      16,884
       1,300        * International Game Technology ...............     106,470
       1,400          ITT Industries, Inc .........................      74,774
       2,000        * Lam Research Corp ...........................      22,778
       2,000        * Lexmark International, Inc ..................     133,900


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  135

Statement of Investments
      (Unaudited) - INSTITUTIONAL MID-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       1,300        * National-Oilwell, Inc ....................... $    29,107
       4,700        * Network Appliance, Inc ......................      52,593
       1,800          Pall Corp ...................................      36,000
       1,800          Parker Hannifin Corp ........................      69,732
         800          Pentair, Inc ................................      28,280
       3,800          Pitney Bowes, Inc ...........................     121,296
       1,600        * Smith International, Inc ....................      56,368
      13,000        * Solectron Corp ..............................      39,260
       1,200        * SPX Corp ....................................      40,992
       1,700        * Storage Technology Corp .....................      34,374
       3,600          Symbol Technologies, Inc ....................      30,996
       1,100          Timken Co ...................................      17,182
      11,300        * Xerox Corp ..................................      98,310
         600          York International Corp .....................      12,600
         400        * Zebra Technologies Corp (Class A) ...........      25,760
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,651,793
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--5.10%
       3,300          Applera Corp (Applied Biosystems Group) .....      52,239
         800          Bard (C.R.), Inc ............................      50,448
         800          Bausch & Lomb, Inc ..........................      26,312
         900          Beckman Coulter, Inc ........................      30,627
       4,100          Becton Dickinson & Co .......................     141,204
       4,200          Biomet, Inc .................................     128,730
       1,800        * Cytyc Corp ..................................      23,490
       1,100          Dentsply International, Inc .................      38,269
       4,600          Eastman Kodak Co ............................     136,160
         900        * Edwards Lifesciences Corp ...................      24,660
         800        * Fisher Scientific International, Inc ........      22,368
       3,000        * KLA-Tencor Corp .............................     107,826
         400        * MKS Instruments, Inc ........................       5,000
         500        * Mettler-Toledo International, Inc ...........      14,895
         800        * Millipore Corp ..............................      26,160
       1,800          PerkinElmer, Inc ............................      16,002
       2,600          Rockwell Automation, Inc ....................      53,820
       2,800        * St. Jude Medical, Inc .......................     136,500
       1,100        * Steris Corp .................................      28,776
       2,100          Stryker Corp ................................     144,165
       1,300        * Tektronix, Inc ..............................      22,295
         500          Teleflex, Inc ...............................      17,850
       2,900        * Teradyne, Inc ...............................      33,756
       2,700        * Thermo Electron Corp ........................      48,870
       1,100        * Varian Medical Systems, Inc .................      59,323
       2,100        * Waters Corp .................................      44,436
       3,100        * Zimmer Holdings, Inc ........................     150,753
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,584,934
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.47%
       4,300          AON Corp ....................................      88,924
         800          Brown & Brown, Inc ..........................      25,048
       1,300          Gallagher (Arthur J.) & Co ..................      31,915
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       145,887
                                                                    -----------
 INSURANCE CARRIERS--6.44%
         500          21st Century Insurance Group ................       6,200
       1,200        * AdvancePCS ..................................      34,008
       2,300          Aetna, Inc ..................................     113,390
         102        * Alleghany Corp ..............................      16,703
         800        * Allmerica Financial Corp ....................      11,224
       1,300          Ambac Financial Group, Inc ..................      65,676
         600          AmerUs Group Co .............................      14,724
         500          American Financial Group, Inc ...............       9,925
         200          American National Insurance Co ..............      15,586
       2,200        * Anthem, Inc .................................     145,750
         600          Berkley (W.R.) Corp .........................      25,710
         400        * CNA Financial Corp ..........................       8,960
       2,200          Cincinnati Financial Corp ...................      77,154
         400          Erie Indemnity Co (Class A) .................      14,520
       1,500          Fidelity National Financial, Inc ............      51,225
       1,100          First American Corp .........................      26,840
       1,000          HCC Insurance Holdings, Inc .................      25,560
       1,700        * Health Net, Inc .............................      45,509
       2,600        * Humana, Inc .................................      24,960
       2,400          Jefferson-Pilot Corp ........................      92,352
         600          Leucadia National Corp ......................      21,444
       2,800          Lincoln National Corp .......................      78,400
       2,100          Loews Corp ..................................      83,664
       2,300          MBIA, Inc ...................................      88,872
       1,400          MGIC Investment Corp ........................      54,978
         700          MONY Group, Inc .............................      14,630
         100        * Markel Corp .................................      22,370
         400          Mercury General Corp ........................      15,180
         700        * Mid Atlantic Medical Services, Inc ..........      28,385
         400          Nationwide Financial Services, Inc (Class A)        9,748
       1,900          Old Republic International Corp .............      50,825
       1,400        * Oxford Health Plans, Inc ....................      42,504
       1,400          PMI Group, Inc ..............................      35,770
       1,500          Phoenix Cos, Inc ............................      10,860
       1,100          Protective Life Corp ........................      31,405
       1,400          Radian Group, Inc ...........................      46,732
         300          Reinsurance Group Of America, Inc ...........       7,884
       2,200          Safeco Corp .................................      76,934
       3,500          St. Paul Cos, Inc ...........................     111,300
         500          Stancorp Financial Group, Inc ...............      25,775
       1,900          Torchmark Corp ..............................      68,020
         300          Transatlantic Holdings, Inc .................      19,665
         700          Unitrin, Inc ................................      16,219
       3,800          UnumProvident Corp ..........................      37,240
       2,300        * Wellpoint Health Networks, Inc ..............     176,525
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,001,305
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.21%
       1,400        * Coach, Inc ..................................      53,662
         300        * Timberland Co (Class A) .....................      12,543
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 66,205
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.23%
       3,900          Georgia-Pacific Corp ........................      54,210
         400          Rayonier, Inc ...............................      17,624
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                     71,834
                                                                    -----------
 METAL MINING--0.65%
       1,100          Freeport-McMoRan Copper & Gold, Inc (Class A)      18,755
       5,400          Newmont Mining Corp .........................     141,210
       1,300        * Phelps Dodge Corp ...........................      42,224
                                                                    -----------
                      TOTAL METAL MINING                                202,189
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.64%
       1,100          Callaway Golf Co ............................      13,068
       2,200          Hasbro, Inc .................................      30,558
       6,900          Mattel, Inc .................................     155,250
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      198,876
                                                                    -----------
 MISCELLANEOUS RETAIL--1.61%
       3,000        * Amazon.Com, Inc .............................      78,090
         700        * Barnes & Noble, Inc .........................      13,293
       1,300        * Borders Group, Inc ..........................      19,110
         400        * MSC Industrial Direct Co (Class A) ..........       6,396
       1,000        * Michaels Stores, Inc ........................      25,010
       4,900        * Office Depot, Inc ...........................      57,967
       1,300          Omnicare, Inc ...............................      35,373
         200        * Petco Animal Supplies, Inc ..................       3,770
       2,100        * Petsmart, Inc ...............................      26,460
       6,300        * Rite Aid Corp ...............................      14,112


                        SEE NOTES TO FINANCIAL STATEMENTS

136  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
      (Unaudited) - INSTITUTIONAL MID-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 MISCELLANEOUS RETAIL--(CONTINUED)
       7,400        * Staples, Inc ................................ $   135,642
       1,700          Tiffany & Co ................................      42,500
       3,100        * Toys ORO Us, Inc ............................      25,937
         500        * Zale Corp ...................................      16,370
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        500,030
                                                                    -----------
 MOTION PICTURES--0.07%
         500          Blockbuster, Inc (Class A) ..................       8,550
         700        * Metro-Goldwyn-Mayer, Inc ....................       7,350
         300          Regal Entertainment Group (Class A) .........       5,385
                                                                    -----------
                      TOTAL MOTION PICTURES                              21,285
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.54%
       2,400        * AmeriCredit Corp ............................       7,920
       1,600          Countrywide Financial Corp ..................      92,000
         850          Doral Financial Corp ........................      30,048
       4,100        * Providian Financial Corp ....................      26,896
         100          Student Loan Corp ...........................       9,760
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  166,624
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.15%
       1,500          Vulcan Materials Co .........................      45,345
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           45,345
                                                                    -----------
 OIL AND GAS EXTRACTION--4.36%
       2,515          Apache Corp .................................     155,276
       2,500        * BJ Services Co ..............................      85,975
       3,200          Burlington Resources, Inc ...................     152,672
         572        * Cimarex Energy Co ...........................      11,125
       2,300          Devon Energy Corp ...........................     110,906
         900          Diamond Offshore Drilling, Inc ..............      17,469
       2,300          ENSCO International, Inc ....................      58,673
       1,800          EOG Resources, Inc ..........................      71,208
         500        * Forest Oil Corp .............................      11,150
         800          Helmerich & Payne, Inc ......................      20,496
       1,600          Kerr-McGee Corp .............................      64,976
       4,900          Marathon Oil Corp ...........................     117,453
         800        * Newfield Exploration Co .....................      27,112
         900          Noble Energy, Inc ...........................      30,861
       2,700          Ocean Energy, Inc ...........................      54,000
       1,100        * Patterson-UTI Energy, Inc ...................      35,596
       1,800        * Pioneer Natural Resources Co ................      45,180
         900          Pogo Producing Co ...........................      35,793
       1,700        * Pride International, Inc ....................      22,933
       1,500          Rowan Cos, Inc ..............................      29,490
         800          Tidewater, Inc ..............................      22,976
       4,100          Unocal Corp .................................     107,871
       1,200        * Varco International, Inc ....................      21,972
       2,400          XTO Energy, Inc .............................      45,600
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,356,763
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--1.00%
         800          Bemis Co ....................................      33,648
         800          Boise Cascade Corp ..........................      17,480
         800          Bowater, Inc ................................      29,720
       3,100          MeadWestvaco Corp ...........................      70,618
         900        * Packaging Corp Of America ...................      16,209
       2,500        * Pactiv Corp .................................      50,750
       2,700        * Smurfit-Stone Container Corp ................      36,069
       1,500          Sonoco Products Co ..........................      31,395
         700          Temple-Inland, Inc ..........................      26,180
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   312,069
                                                                    -----------
 PERSONAL SERVICES--0.66%
       1,900          Cintas Corp .................................      62,510
       2,900          H & R Block, Inc ............................     123,801
         400        * Weight Watchers International, Inc ..........      18,420
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           204,731
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.96%
       1,100          Amerada Hess Corp ...........................      48,686
       1,100          Ashland, Inc ................................      32,637
         800          Lubrizol Corp ...............................      24,008
       2,000          Lyondell Chemical Co ........................      27,900
       1,100          Murphy Oil Corp .............................      48,587
         400        * Premcor, Inc ................................      10,276
       1,100          Sunoco, Inc .................................      40,227
       1,600          Valero Energy Corp ..........................      66,208
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 298,529
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.45%
       1,500        * AK Steel Holding Corp .......................       4,875
       1,300          Allegheny Technologies, Inc .................       3,770
       1,500        * Andrew Corp .................................       8,250
       2,000          Engelhard Corp ..............................      42,840
       1,200          Nucor Corp ..................................      45,804
         800          Precision Castparts Corp ....................      19,064
       1,600          United States Steel Corp ....................      15,728
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    140,331
                                                                    -----------
 PRINTING AND PUBLISHING--1.60%
       1,000        * American Greetings Corp (Class A) ...........      13,100
       1,400          Belo Corp (Class A) .........................      28,364
         800          Dow Jones & Co, Inc .........................      28,352
         900          Harte-Hanks, Inc ............................      17,190
       1,300          Knight Ridder, Inc ..........................      76,050
         700          Lee Enterprises, Inc ........................      22,064
         300          McClatchy Co (Class A) ......................      16,077
         200          Media General, Inc (Class A) ................       9,848
         600          Meredith Corp ...............................      22,908
       2,100          New York Times Co (Class A) .................      90,615
       1,600          R.R. Donnelley & Sons Co ....................      29,312
       1,500          Reader's Digest Association, Inc (Class A) ..      15,315
         500        * Scholastic Corp .............................      13,450
         500          Scripps (E.W.) Co (Class A) .................      37,870
         800        * Valassis Communications, Inc ................      21,120
          60          Washington Post Co (Class B) ................      40,882
         700          Wiley (John) & Sons, Inc (Class A) ..........      15,876
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     498,393
                                                                    -----------
 RAILROAD TRANSPORTATION--0.67%
       3,300          CSX Corp ....................................      94,116
       6,100          Norfolk Southern Corp .......................     113,216
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     207,332
                                                                    -----------
 REAL ESTATE--0.16%
       1,300        * Catellus Development Corp ...................      27,300
         300          Forest City Enterprises, Inc (Class A) ......      10,434
         400          St. Joe Co ..................................      10,880
                                                                    -----------
                      TOTAL REAL ESTATE                                  48,614
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.39%
         600          Aptargroup, Inc .............................      19,410
       1,000          Cooper Tire & Rubber Co .....................      12,200
       2,400        * Goodyear Tire & Rubber Co ...................      12,408
         800        * Reebok International Ltd ....................      26,280
       1,300        * Sealed Air Corp .............................      52,169
                                                                    -----------
                      TOTAL RUBBER AND
                         MISCELLANEOUS PLASTICS PRODUCTS                122,467
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.66%
       1,300          A.G. Edwards, Inc ...........................      33,670
         300        * Affiliated Managers Group, Inc ..............      12,471
       1,500          Bear Stearns Cos, Inc .......................      98,400
         300        * Blackrock, Inc ..............................      13,062
       4,400        * E*trade Group, Inc ..........................      18,524
         900          Eaton Vance Corp ............................      24,057
       1,300          Federated Investors, Inc (Class B) ..........      33,085


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  137

Statement of Investments
      (Unaudited) - INSTITUTIONAL MID-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 SECURITY AND COMMODITY BROKERS--(CONTINUED)
         900          Instinet Group, Inc ......................... $     3,159
         800        * Investment Technology Group, Inc ............      11,176
       1,000          Investors Financial Services Corp ...........      24,350
       3,500          Janus Capital Group, Inc ....................      39,865
         700          LaBranche & Co, Inc .........................      12,866
       1,000          Legg Mason, Inc .............................      48,740
         900          Neuberger Berman, Inc .......................      25,407
         300          Nuveen Investments, Inc .....................       6,705
         600          Raymond James Financial, Inc ................      15,522
       1,200          SEI Investments Co ..........................      31,440
       1,600          T Rowe Price Group, Inc .....................      43,390
       1,100          Waddell & Reed Financial, Inc (Class A) .....      19,327
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              515,216
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.44%
      18,100        * Corning, Inc ................................     105,704
         500          Lafarge North America, Inc ..................      14,525
       1,700        * Owens-Illinois, Inc .........................      15,368
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             135,597
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.12%
         800        * Mohawk Industries, Inc ......................      38,352
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS .................      38,352
                                                                    -----------
 TOBACCO PRODUCTS--0.41%
         400          Loews Corp (Carolina Group) .................       7,400
       1,400          R.J. Reynolds Tobacco Holdings, Inc .........      45,164
       2,700          UST, Inc ....................................      74,520
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            127,084
                                                                    -----------
 TRANSPORTATION BY AIR--0.14%
       2,500        * AMR Corp ....................................       5,250
       1,000        * Continental Airlines, Inc (Class B) .........       5,120
       1,900          Delta Air Lines, Inc ........................      16,910
         150        * JetBlue Airways Corp ........................       4,157
         800        * Northwest Airlines Corp .....................       5,520
         800          Skywest, Inc ................................       8,248
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                        45,205
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.57%
         400        * American Axle & Manufacturing Holdings, Inc .       8,416
       1,100          ArvinMeritor, Inc ...........................      15,389
       1,500          Autoliv, Inc ................................      29,955
       1,400          Brunswick Corp ..............................      26,600
       2,300          Dana Corp ...................................      16,238
       8,800          Delphi Corp .................................      60,104
       1,200        * Gentex Corp .................................      30,528
       2,700          Genuine Parts Co ............................      82,377
       1,700          Goodrich Corp ...............................      23,902
       1,000        * Navistar International Corp .................      24,610
       1,700          Paccar, Inc .................................      85,459
         400          Polaris Industries, Inc .....................      19,888
       1,900          Textron, Inc ................................      52,174
       2,000          Visteon Corp ................................      11,880
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    487,520
                                                                    -----------
 TRANSPORTATION SERVICES--0.47%
       1,000          C.H. Robinson Worldwide, Inc ................      32,700
         300        * Expedia, Inc ................................      15,498
       1,500          Expeditors International Of Washington, Inc .      53,925
         600          GATX Corp ...................................       8,688
       2,300        * Sabre Holdings Corp .........................      36,593
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES ...............     147,404
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.12%
         700          CNF, Inc ....................................      21,315
       1,000        * Swift Transportation Co, Inc ................      16,000
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                     37,315
                                                                    -----------
  WHOLESALE TRADE-DURABLE GOODS--0.78%
       1,600        * Apogent Technologies, Inc ...................      23,328
       1,600        * Arrow Electronics, Inc ......................      23,520
       1,800        * Avnet, Inc ..................................      18,864
         400          BorgWarner, Inc .............................      19,136
       2,200          IKON Office Solutions, Inc ..................      15,620
       1,300        * Ingram Micro, Inc (Class A) .................      14,339
         700          Martin Marietta Materials, Inc ..............      19,327
         800        * Patterson Dental Co .........................      36,744
         800        * Tech Data Corp ..............................      19,152
       1,200          W.W. Grainger, Inc ..........................      51,480
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               241,510
                                                                    -----------
  WHOLESALE TRADE-NONDURABLE GOODS--1.02%
       1,700          AmerisourceBergen Corp ......................      89,250
         500          Brown-Forman Corp (Class B) .................      38,450
         600        * Henry Schein, Inc ...........................      27,060
       4,300          McKesson Corp ...............................     107,199
         700        * Performance Food Group Co ...................      21,462
       2,100          Supervalu, Inc ..............................      32,557
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            315,978
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $31,605,961)                            31,012,346
                                                                    -----------
                      TOTAL PORTFOLIO--99.74%
                       (COST $31,605,961)                            31,012,346
                      OTHER ASSETS & LIABILITIES, NET--0.26%             79,604
                                                                    -----------
                      NET ASSETS--100.00%                           $31,091,950
                                                                    ===========

----------
*  Non-income producing


                        SEE NOTES TO FINANCIAL STATEMENTS

138  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops .......................... $    65,569       0.14%
Agricultural Services ..................................      27,846       0.06
Amusement and Recreation Services ......................     471,665       0.99
Apparel and Accessory Stores ...........................     945,816       1.98
Apparel and Other Textile Products .....................     100,410       0.21
Auto Repair, Services and Parking ......................       4,000       0.01
Automotive Dealers and Service Stations ................      83,530       0.17
Business Services ......................................   6,787,215      14.23
Chemicals and Allied Products ..........................   4,040,603       8.47
Coal Mining ............................................      74,139       0.16
Communications .........................................   1,024,959       2.15
Depository Institutions ................................   4,064,584       8.52
Eating and Drinking Places .............................     795,560       1.67
Educational Services ...................................     637,378       1.34
Electric, Gas, and Sanitary Services ...................     807,260       1.69
Electronic and Other Electric Equipment ................   4,411,097       9.25
Engineering and Management Services ....................   2,004,285       4.20
Environmental Quality and Housing ......................         630       0.00
Fabricated Metal Products ..............................     203,055       0.42
Food and Kindred Products ..............................     646,494       1.36
Food Stores ............................................     190,494       0.40
Furniture and Fixtures .................................      19,892       0.04
Furniture and Homefurnishings Stores ...................     332,851       0.70
General Building Contractors ...........................     149,283       0.31
General Merchandise Stores .............................     140,017       0.29
Health Services ........................................     989,039       2.07
Heavy Construction, Except Building ....................      56,045       0.12
Holding and Other Investment Offices ...................   3,011,924       6.32
Hotels and Other Lodging Places ........................      42,107       0.09
Industrial Machinery and Equipment .....................   1,991,733       4.18
Instruments and Related Products .......................   4,259,126       8.93
Insurance Agents, Brokers and Service ..................     202,772       0.43
Insurance Carriers .....................................     233,352       0.49
Justice, Public Order and Safety .......................      13,720       0.03
Leather and Leather Products ...........................      29,672       0.06
Legal Services .........................................      36,288       0.08
Lumber and Wood Products ...............................      54,408       0.11
Metal Mining ...........................................      82,249       0.17
Miscellaneous Manufacturing Industries .................     415,489       0.87
Miscellaneous Retail ...................................     423,425       0.89
Motion Pictures ........................................     229,095       0.48
Nondepository Institutions .............................     278,494       0.58
Oil and Gas Extraction .................................   1,846,166       3.87
Paper and Allied Products ..............................      80,595       0.17
Personal Services ......................................     232,181       0.49
Petroleum and Coal Products ............................     265,920       0.56
Primary Metal Industries ...............................     415,143       0.87
Printing and Publishing ................................     409,968       0.86
Railroad Transportation ................................       9,300       0.02
Real Estate ............................................       9,562       0.02
Rubber and Miscellaneous Plastics Products .............     217,696       0.46
Security and Commodity Brokers .........................     289,268       0.61
Social Services ........................................      47,926       0.10
Special Trade Contractors ..............................       9,650       0.02
Stone, Clay, and Glass Products ........................     334,325       0.70
Textile Mill Products ..................................      91,640       0.19
Tobacco Products .......................................      65,702       0.14
Transportation By Air ..................................     212,555       0.45
Transportation Equipment ...............................     675,140       1.42
Transportation Services ................................      34,657       0.07
Trucking and Warehousing ...............................     218,304       0.46
Water Transportation ...................................      77,905       0.16
Wholesale Trade-Durable Goods ..........................     571,265       1.20
Wholesale Trade-Nondurable Goods .......................     925,406       1.94%
                                                         -----------     ------
Total Common Stock (COST $49,482,332) ..................  47,417,844      99.44
                                                         -----------     ------
Total Portfolio (COST $49,482,332) .....................  47,417,844      99.44
OTHER ASSETS & LIABILITIES, NET ........................     264,671       0.56
                                                         -----------     ------
NET ASSETS ............................................. $47,682,515     100.00%
                                                         ===========     ======

                         -----------------------------

    SHARES                                                              VALUE
    ------                                                              -----

COMMON STOCK--99.44%
 AGRICULTURAL PRODUCTION-CROPS--0.14%
       2,900          Delta & Pine Land Co ........................ $    65,569
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS                65,569
                                                                    -----------
 AGRICULTURAL SERVICES--0.06%
       1,800        * VCA Antech, Inc .............................      27,846
                                                                    -----------
                      TOTAL AGRICULTURAL SERVICES                        27,846
                                                                    -----------
 AMUSEMENT AND RECREATION SERVICES--0.99%
       6,300        * Alliance Gaming Corp ........................      94,500
       3,400        * Argosy Gaming Co ............................      67,932
         600        * Bally Total Fitness Holding Corp ............       3,042
         800          Dover Downs Gaming & Entertainment, Inc .....       7,912
       1,700        * Isle Of Capri Casinos, Inc ..................      19,839
       3,200        * MTR Gaming Group, Inc .......................      21,216
       1,700        * Multimedia Games, Inc .......................      32,691
       5,100        * Penn National Gaming, Inc ...................      90,525
       2,100          Speedway Motorsports, Inc ...................      49,539
       3,300        * Station Casinos, Inc ........................      69,663
         200        * WMS Industries, Inc .........................       2,550
       1,600        * World Wrestling Federation Entertainment, Inc      12,256
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           471,665
                                                                    -----------
 APPAREL AND ACCESSORY STORES--1.98%
       1,200        * Aeropostale, Inc ............................      15,900
       2,000        * AnnTaylor Stores Corp .......................      41,060
         700        * Bebe Stores, Inc ............................       8,260
         100        * Buckle, Inc .................................       1,770
         400        * Cache, Inc ..................................       4,020
       2,500          Cato Corp (Class A) .........................      47,600
       1,200        * Charlotte Russe Holding, Inc ................       9,696
       1,900        * Children's Place Retail Stores, Inc .........      17,499
       4,000        * Christopher & Banks Corp ....................      70,800
       1,400          Claire's Stores, Inc ........................      33,054
         400          Deb Shops, Inc ..............................       7,472
         600        * Dress Barn, Inc .............................       8,070
       2,100        * Factory 2-U Stores, Inc .....................       8,610
       2,700        * Genesco, Inc ................................      38,394
       4,000        * Gymboree Corp ...............................      60,160
       5,300        * Hot Topic, Inc ..............................     123,543
         400        * Mothers Work, Inc ...........................       8,860
       1,700          Oshkosh B'gosh, Inc (Class A) ...............      44,200
       7,650        * Pacific Sunwear Of California, Inc ..........     155,678
       3,300        * Payless Shoesource, Inc .....................      51,645
         400        * Shoe Carnival, Inc ..........................       6,088
       1,500        * Stage Stores, Inc ...........................      31,770
       5,700        * Too, Inc ....................................      94,677
       1,300        * Urban Outfitters, Inc .......................      29,250
       3,800        * Wet Seal, Inc (Class A) .....................      27,740
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                945,816
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.21%
       1,800        * Collins & Aikman Corp .......................       7,326
         800        * DHB Industries, Inc .........................       1,776
         200        * Mossimo, Inc ................................         964
       2,800        * Quiksilver, Inc .............................      85,736
         800        * Tropical Sportswear International Corp ......       3,640
       2,200        * Westpoint Stevens, Inc ......................         968
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS ....     100,410
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  139

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 AUTO REPAIR, SERVICES AND PARKING--0.01%
         400          Central Parking Corp ........................ $     4,000
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING             4,000
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.17%
       3,300        * CSK Auto Corp ...............................      30,030
       2,500        * Group 1 Automotive, Inc .....................      53,500
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      83,530
                                                                    -----------
 BUSINESS SERVICES--14.23%
         100        * 3D Systems Corp .............................         466
       2,100          Aaron Rents, Inc ............................      42,798
       6,400          ABM Industries, Inc .........................      84,096
       3,300        * Acacia Research--Acacia Technologies ........       3,993
      11,700        * Acclaim Entertainment, Inc ..................       4,563
       7,300        * Actuate Corp ................................      10,140
       3,100        * Administaff, Inc ............................      19,375
       2,800        * Advo, Inc ...................................      92,400
       3,200        * Aether Systems, Inc .........................      10,080
       2,800        * Agile Software Corp .........................      17,976
      16,300        * Akamai Technologies, Inc ....................      22,983
         600        * Altiris, Inc ................................       7,494
       3,200        * American Management Systems, Inc ............      38,656
       2,500        * Ansys, Inc ..................................      59,875
       1,900        * Anteon International Corp ...................      42,655
       4,300        * APAC Customer Services, Inc .................       9,976
       3,300        * Arbitron, Inc ...............................     104,610
      23,400        * Ariba, Inc ..................................      65,988
       3,900        * Armor Holdings, Inc .........................      39,000
      19,100        * Ascential Software Corp .....................      53,480
       4,800        * Asiainfo Holdings, Inc ......................      19,344
       4,100        * Aspen Technology, Inc .......................       9,840
       3,600        * At Road, Inc ................................      24,336
       2,500        * Barra, Inc ..................................      74,225
      10,200        * Borland Software Corp .......................      93,840
       3,100          Brady Corp (Class A) ........................      87,668
       4,800        * CACI International, Inc (Class A) ...........     160,128
         900        * Caminus Corp ................................       8,001
       3,200        * Carreker Corp ...............................       6,560
       1,700        * CCC Information Services Group, Inc .........      27,506
       5,900        * Chordiant Software, Inc .....................       6,549
      10,700        * CNET Networks, Inc ..........................      26,857
       3,200        * Cognizant Technology Solutions Corp .........     215,520
         400        * Computer Programs & Systems, Inc ............       9,800
       2,700        * Concord Communications, Inc .................      23,139
       2,200        * CoStar Group, Inc ...........................      49,102
       3,200        * Covansys Corp ...............................       7,584
       5,400        * Cross County, Inc ...........................      62,100
       1,400        * Cross Media Marketing Corp ..................         490
       2,000        * Datastream Systems, Inc .....................      13,640
       5,100        * Dendrite International, Inc .................      43,350
       1,300        * Digimarc Corp ...............................      15,132
       4,700        * Digital Insight Corp ........................      65,565
       4,500        * Digital River, Inc ..........................      61,605
       1,300        * DocuCorp International, Inc .................       4,277
       8,000        * Documentum, Inc .............................     104,960
      14,200        * DoubleClick, Inc ............................     110,334
         900        * Dynamics Research Corp ......................      11,754
       5,600        * E.piphany, Inc ..............................      22,288
       4,200        * Echelon Corp ................................      44,352
       5,700        * Eclipsys Corp ...............................      45,435
       6,300        * eFunds Corp .................................      43,281
       1,400        * Embarcadero Technologies, Inc ...............       8,849
       4,200        * Enterasys Networks, Inc .....................       7,770
       7,500        * Entrust, Inc ................................      18,750
       1,700        * EPIQ Systems, Inc ...........................      32,640
       3,800        * eSpeed, Inc (Class A) .......................      44,194
      17,300        * Extreme Networks, Inc .......................      74,909
       3,700        * F5 Networks, Inc ............................      46,731
       3,500          Factset Research Systems, Inc ...............     113,575
       2,300        * Fidelity National Information Solutions, Inc       40,825
       5,100        * Filenet Corp ................................      53,499
       6,600        * Freemarkets, Inc ............................      36,102
         100          Grey Global Group, Inc ......................      61,699
       3,100        * GSI Commerce, Inc ...........................       5,239
         300        * Hall Kinion & Associates, Inc ...............         444
         400        * Heidrick & Struggles International, Inc .....       4,640
       5,600        * Hyperion Solutions Corp .....................     135,800
         500        * ICT Group, Inc ..............................       4,830
       3,000        * iDine Rewards Network, Inc ..................      22,350
       2,800        * IDX Systems Corp ............................      43,907
       6,800        * I-many, Inc .................................       5,100
         700        * Infogrames, Inc .............................       1,246
       9,600        * Informatica Corp ............................      61,920
         800        * Inforte Corp ................................       4,728
       4,200        * infoUSA, Inc ................................      20,160
       1,600        * Integral Systems, Inc .......................      33,920
       7,900        * Intergraph Corp .............................     136,986
       5,900        * Internet Security Systems, Inc ..............      58,587
       9,700        * Interwoven, Inc .............................      17,654
       2,600        * Intrado, Inc ................................      20,540
       4,600        * JDA Software Group, Inc .....................      46,506
       7,600        * Keane, Inc ..................................      62,168
       1,400          Kelly Services, Inc (Class A) ...............      30,128
       1,900        * Keynote Systems, Inc ........................      17,670
       4,300        * Kroll, Inc ..................................      92,063
       3,300        * Kronos, Inc .................................     115,665
       6,800        * Labor Ready, Inc ............................      38,760
       1,900        * Lawson Software, Inc ........................       8,816
      14,700        * Legato Systems, Inc .........................      75,411
         600        * LendingTree, Inc ............................       7,002
       9,500        * Liberate Technologies .......................      19,855
      11,200        * Looksmart Ltd ...............................      30,912
       6,700        * Macrovision Corp ............................      80,333
       2,300        * Magma Design Automation, Inc ................      17,825
       3,300        * Manhattan Associates, Inc ...................      57,849
       5,500        * Manugistics Group, Inc ......................      12,540
       2,300        * MAPICS, Inc .................................      15,180
       2,400        * Mapinfo Corp ................................       9,288
       6,100        * Matrixone, Inc ..............................      20,618
       1,500          McGrath RentCorp ............................      33,900
         700        * Medical Staffing Network Holdings, Inc ......       7,420
       1,700        * MedQuist, Inc ...............................      28,985
         800        * Memberworks, Inc ............................      16,712
      10,900        * Mentor Graphics Corp ........................      97,446
         900        * MetaSolv, Inc ...............................       1,278
      12,600        * Micromuse, Inc ..............................      65,520
       4,800        * Midway Games, Inc ...........................      15,888
       3,100        * MRO Software, Inc ...........................      21,266
       4,200        * MSC.Software Corp ...........................      32,550
         800        * Nassda Corp .................................       5,280
       3,900          NDCHealth Corp ..............................      65,403
       2,700        * Netegrity, Inc ..............................      10,017
       3,600        * NETIQ Corp ..................................      40,176
         900        * Netscout Systems, Inc .......................       2,510
       1,700        * NetScreen Technologies, Inc .................      28,526
       4,000        * NIC, Inc ....................................       7,000
       2,300        * Novadigm, Inc ...............................       4,255
       2,500        * Nuance Communications, Inc ..................       5,450
       4,100        * NYFIX, Inc ..................................      15,211
       3,500        * On Assignment, Inc ..........................      14,805
       7,400        * Onyx Software Corp ..........................       6,512


                        SEE NOTES TO FINANCIAL STATEMENTS

140  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
      15,300        * Openwave Systems, Inc ....................... $    21,726
       1,700        * Opnet Technologies, Inc .....................       9,299
       8,500        * Overture Services, Inc ......................     128,945
       3,800        * Packeteer, Inc ..............................      37,240
      23,700        * Parametric Technology Corp ..................      51,429
       2,000        * PDF Solutions, Inc ..........................      12,700
         600        * PDI, Inc ....................................       4,440
       1,400        * PEC Solutions, Inc ..........................      16,492
       1,000        * Pegasystems, Inc ............................       3,990
       1,300        * Penton Media, Inc ...........................         715
       4,300        * Phoenix Technologies Ltd ....................      18,275
       2,300        * PLATO Learning, Inc .........................      10,304
      19,700        * Portal Software, Inc ........................      14,184
      21,300        * Priceline.com, Inc ..........................      34,932
       3,500        * Probusiness Services, Inc ...................      46,620
       4,900        * Progress Software Corp ......................      87,955
       2,300        * QRS Corp ....................................      11,293
       4,500        * Quadramed Corp ..............................       5,220
       6,200        * Quest Software, Inc .........................      55,800
       2,400        * R.H. Donnelley Corp .........................      71,232
       2,900        * Radiant Systems, Inc ........................      21,460
       1,700        * Radisys Corp ................................      11,271
         800        * Raindance Communications, Inc ...............       1,344
      16,500        * Red Hat, Inc ................................      89,595
      25,000        * Redback Networks, Inc .......................      14,500
       1,800        * Renaissance Learning, Inc ...................      31,734
       8,700        * Retek, Inc ..................................      50,199
       2,000        * RMH Teleservices, Inc .......................      13,000
       3,600          Rollins, Inc ................................      82,908
       2,800        * Roxio, Inc ..................................      17,360
       1,400        * RSA Security, Inc ...........................       9,940
      11,800        * S1 Corp .....................................      60,416
       2,200        * Sanchez Computer Associates, Inc ............       9,042
       5,500        * Sapient Corp ................................       8,415
       8,600        * Scansoft, Inc ...............................      38,700
       4,900        * Secure Computing Corp .......................      18,032
       8,800        * Seebeyond Technology Corp ...................      17,776
       2,900        * Serena Software, Inc ........................      46,287
       3,300        * SonicWALL, Inc ..............................      11,880
       7,500        * Sotheby's Holdings, Inc (Class A) ...........      68,850
       2,300        * SpeechWorks International, Inc ..............       5,336
         600        * SPSS, Inc ...................................       6,792
         700        * SRA International, Inc (Class A) ............      16,590
       1,300        * SS&C Technologies, Inc ......................      15,795
       1,700        * Startek, Inc ................................      38,845
       5,700        * StorageNetworks, Inc ........................       5,130
       1,700        * Sykes Enterprises, Inc ......................       6,613
       1,600        * Synplicity, Inc .............................       5,104
         900        * Syntel, Inc .................................      17,253
       2,900        * Systems & Computer Technology Corp ..........      22,185
       6,900        * Take-Two Interactive Software, Inc ..........     154,215
       2,100          Talx Corp ...................................      27,237
       6,400        * TeleTech Holdings, Inc ......................      34,752
       6,600        * THQ, Inc ....................................      86,328
       9,800        * TIBCO Software, Inc .........................      41,160
       2,400        * Tier Technologies, Inc (Class B) ............      24,288
       3,600        * Transaction Systems Architects, Inc (Class A)      21,384
       1,200        * Tripos, Inc .................................       6,060
       3,900        * Trizetto Group, Inc .........................      16,107
       5,300        * Tyler Technologies, Inc .....................      18,709
         700        * United Online, Inc ..........................      12,068
       4,500        * Vastera, Inc ................................      17,145
         600        * Verint Systems, Inc .........................      10,140
       2,000        * Verity, Inc .................................      27,700
       6,300        * Viewpoint Corp ..............................       2,898
      20,100        * Vignette Corp ...............................      30,552
       6,300        * VitalWorks, Inc .............................      24,192
       6,400        * Vitria Technology, Inc ......................       4,352
       2,200        * WatchGuard Technologies, Inc ................      13,200
       3,800        * WebEx Communications, Inc ...................      39,292
       6,100        * webMethods, Inc .............................      55,693
       3,500        * Websense, Inc ...............................      51,345
       8,200        * Wind River Systems, Inc .....................      24,436
       2,300        * Witness Systems, Inc ........................       7,360
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         6,787,215
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--8.47%
       1,842        * Acacia Research--CombiMatrix ................       3,463
       5,200        * Adolor Corp .................................      51,532
      12,000       b* Advanced Tissue Sciences, Inc ...............       2,220
       3,400        * Albany Molecular Research, Inc ..............      50,694
       9,200        * Alkermes, Inc ...............................      83,444
       3,800        * Allos Therapeutics, Inc .....................      15,200
       1,100        * American Pharmaceutical Partners, Inc .......      21,065
       8,600        * Amylin Pharmaceuticals, Inc .................     139,320
       3,300        * Aphton Corp .................................       8,250
       3,200        * Array Biopharma, Inc ........................      13,664
       4,800        * Atherogenics, Inc ...........................      44,928
       3,400        * Atrix Laboratories, Inc .....................      47,770
       7,000        * AVANIR Pharmaceuticals (Class A) ............       7,420
       2,000        * Benthley Pharmaceuticals, Inc ...............      16,040
       7,000        * BioMarin Pharmaceutical, Inc ................      79,450
       3,300        * Biopure Corp ................................      11,022
       1,900        * Biosite, Inc ................................      72,979
       1,100        * Bone Care International, Inc ................       7,843
       1,400        * Bradley Pharmaceuticals, Inc ................      18,872
       2,200          Cambrex Corp ................................      52,844
       1,000        * Chattem, Inc ................................      15,390
       1,000        * Cima Labs, Inc ..............................      21,700
       3,100        * Columbia Laboratories, Inc ..................      12,090
       5,200        * Connetics Corp ..............................      87,100
       2,200          Crompton Corp ...............................       8,910
       4,600        * Cubist Pharmaceuticals, Inc .................      36,846
         735        * DEL Laboratories, Inc .......................      13,825
       2,000        * Digene Corp .................................      33,080
       4,100        * Durect Corp .................................       5,740
       1,800        * Elizabeth Arden, Inc ........................      17,712
       1,200        * Embrex, Inc .................................       9,480
       7,200        * Enzon, Inc ..................................      81,720
       1,200        * Eon Labs, Inc ...............................      32,040
       1,700        * EPIX Medical, Inc ...........................      13,600
       2,100        * Esperion Therapeutics, Inc ..................      20,895
       2,800          Ferro Corp ..................................      59,836
       3,700        * First Horizon Pharmaceutical ................       9,361
       2,300        * FMC Corp ....................................      36,064
       7,100        * Genta, Inc ..................................      50,673
       2,400          Georgia Gulf Corp ...........................      48,312
       4,200        * Geron Corp ..................................      22,218
       5,300        * Idexx Laboratories, Inc .....................     185,341
       4,900        * Ilex Oncology, Inc ..........................      45,374
       5,300        * ImClone Systems, Inc ........................      87,874
       1,850        * Immucor, Inc ................................      40,515
       6,900        * Immunomedics, Inc ...........................      18,354
       4,300        * Impax Laboratories, Inc .....................      19,307
       6,400        * Indevus Pharmaceuticals, Inc ................      15,360
         500          Inter Parfums, Inc ..........................       3,675
       4,200        * InterMune, Inc ..............................      90,090
       1,600        * Inverness Medical Innovations, Inc ..........      32,016
       7,800        * Isis Pharmaceuticals, Inc ...................      27,924
         700        * Kos Pharmaceuticals, Inc ....................      12,229


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  141

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       3,800        * KV Pharmaceutical Co (Class A) .............. $    68,780
       7,200        * La Jolla Pharmaceutical Co ..................      12,168
         850        * Lannett Co, Inc .............................       9,393
       1,600        * Lifecore Biomedical, Inc ....................       5,792
       6,300        * Ligand Pharmaceuticals, Inc (Class B) .......      40,887
       2,100          MacDermid, Inc ..............................      42,945
       3,300        * Martek Biosciences Corp .....................      94,116
       4,000        * Medicines Co ................................      74,560
       4,300        * MGI Pharma, Inc .............................      54,223
       4,200        * Napro Biotherapeutics, Inc ..................       2,730
       1,300        * Nastech Pharmaceutical Co ...................      11,050
         200          Nature's Sunshine Products, Inc .............       1,754
       6,900        * NBTY, Inc ...................................     130,824
       4,700        * Neurocrine Biosciences, Inc .................     196,366
         600        * Neurogen Corp ...............................       2,184
       3,500        * Noven Pharmaceuticals, Inc ..................      49,420
       4,900        * NPS Pharmaceuticals, Inc ....................      75,754
       7,900          Olin Corp ...................................     143,543
       4,300        * OraSure Technologies, Inc ...................      25,112
         900        * OSI Pharmaceuticals, Inc ....................      14,400
       2,600        * Pain Therapeutics, Inc ......................       4,446
       2,300        * Penwest Pharmaceuticals Co ..................      36,800
      15,600        * Peregrine Pharmaceuticals, Inc ..............       7,800
       3,000        * Pharmaceutical Resources, Inc ...............     127,440
       1,600          PolyMedica Corp .............................      48,720
       1,300        * Progenics Pharmaceuticals ...................       5,746
       1,300          Quaker Chemical Corp ........................      26,520
       4,200        * Quidel Corp .................................      13,902
       3,000        * Salix Pharmaceuticals Ltd ...................      20,310
       4,400        * Sangstat Medical Corp .......................      43,164
       7,800        * Scios, Inc ..................................     343,668
       8,400        * Sepracor, Inc ...............................     113,736
       3,600        * Serologicals Corp ...........................      30,600
       2,300        * SurModics, Inc ..............................      71,093
       1,400        * Tanox, Inc ..................................      18,130
       7,000        * Texas Biotechnology Corp ....................       8,680
       3,600        * Vicuron Pharmaceuticals, Inc ................      38,988
       1,400        * Virbac Corp .................................       7,308
       2,000          West Pharmaceutical Services, Inc ...........      39,200
       2,600        * Women First Healthcare, Inc .................       1,300
       3,500        * WR Grace & Co ...............................       5,180
       1,000        * Zymogenetics, Inc ...........................       9,200
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             4,040,603
                                                                    -----------
 COAL MINING--0.16%
       3,900          Arch Coal, Inc ..............................      74,139
                                                                    -----------
                      TOTAL COAL MINING                                  74,139
                                                                    -----------
 COMMUNICATIONS--2.15%
       1,100        * Acme Communication, Inc .....................       7,095
       4,000        * AirGate PCS, Inc ............................       1,000
       3,600        * Alamosa Holdings, Inc .......................       1,296
       9,600        * Allegiance Telecom, Inc .....................       2,880
      11,000        * American Tower Corp (Class A) ...............      60,720
       1,000        * Beasley Broadcast Group, Inc (Class A) ......       9,710
         900        * Centennial Communications Corp ..............       1,629
       1,800        * Commonwealth Telephone Enterprises, Inc .....      69,876
      10,600        * Crown Castle International Corp .............      58,300
       1,100        * Dobson Communications Corp (Class A) ........       3,586
      14,500        * Foundry Networks, Inc .......................     116,580
       6,900        * General Communication, Inc (Class A) ........      41,055
         100          Gray Television, Inc (Class A) ..............       1,060
       2,400          Hickory Tech Corp ...........................      21,530
         600        * Insight Communications Co, Inc ..............       7,170
         800        * j2 Global Communications, Inc ...............      22,792
         400        * Lightbridge, Inc ............................       2,552
         600        * Lodgenet Entertainment Corp .................       5,100
       8,900        * Mediacom Communications Corp ................      78,320
       3,100        * Metro One Telecommunications, Inc ...........      15,438
      11,300        * Nextel Partners, Inc (Class A) ..............      56,952
       2,500          North Pittsburgh Systems, Inc ...............      33,775
       2,800        * Paxson Communications Corp ..................       6,104
       8,000        * Price Communications Corp ...................      95,680
       5,800        * RCN Corp ....................................       4,176
       2,400        * Regent Communications, Inc ..................      11,400
       2,500        * Saga Communications, Inc (Class A) ..........      43,250
       1,500        * Salem Communications Corp (Class A) .........      24,450
         500          Shenandoah Telecom Co .......................      13,635
       6,000        * Spanish Broadcasting System, Inc (Class A) ..      36,840
       2,200          SureWest Communications .....................      60,170
       3,300        * Time Warner Telecom, Inc (Class A) ..........      10,692
       3,800        * Tivo, Inc ...................................      19,456
       3,000        * Triton PCS Holdings, Inc (Class A) ..........       6,600
      14,700        * U.S. Unwired, Inc (Class A) .................       4,410
       8,900        * Western Wireless Corp (Class A) .............      50,018
       1,500        * Wireless Facilities, Inc ....................       8,655
         900        * Young Broadcasting, Inc (Class A) ...........      11,007
                                                                    -----------
                      TOTAL COMMUNICATIONS                            1,024,959
                                                                    -----------
 DEPOSITORY INSTITUTIONS--8.52%
         300          American National Bankshares, Inc ...........       7,407
       3,500          Anchor Bancorp Wisconsin, Inc ...............      76,825
       1,155          Arrow Financial Corp ........................      33,091
         100          BSB Bancorp, Inc ............................       2,167
         300          Bank Of Granite Corp ........................       4,983
         500          Bank Of The Ozarks, Inc .....................      13,930
       3,000          Boston Private Financial Holdings, Inc ......      44,880
         600          Bryn Mawr Bank Corp .........................      21,492
         200          CCBT Financial Cos, Inc .....................       4,400
       2,200          CPB, Inc ....................................      55,990
       5,500          CVB Financial Corp ..........................     106,590
         200          Camden National Corp ........................       5,030
       1,300          Cascade Bancorp .............................      18,993
       2,600          Cathay Bancorp, Inc .........................     101,504
       1,320        * Central Coast Bancorp .......................      20,988
         300          Century Bancorp, Inc (Class A) ..............       8,205
         200          Charter Financial Corp ......................       6,062
         315          Chemical Financial Corp .....................       8,357
       5,109          Chittenden Corp .............................     133,549
         800          City Bank ...................................      18,000
       1,700          City Holding Co .............................      46,512
       1,200          CoBiz, Inc ..................................      16,680
       1,400          Coastal Financial Corp ......................      16,534
         900          Columbia Bancorp ............................      22,050
       3,700          Dime Community Bancshares ...................      84,471
       2,400          East West Bancorp, Inc ......................      74,040
       2,400        * Euronet Worldwide, Inc ......................      19,200
         100          FNB Corp (Virginia) .........................       2,795
         100          Farmers Capital Bank Corp ...................       3,200
       1,300          Financial Institutions, Inc .................      25,766
       5,550          First Bancorp (Puerto Rico) .................     149,739
       1,500          First Busey Corp (Class A) ..................      35,100
       1,300          First Community Bancorp .....................      37,584
         700          First Community Bancshares, Inc .............      23,100
         100          First Essex Bancorp, Inc ....................       3,102
         200          First Federal Capital Corp ..................       4,062
         400          First Financial Bancorp .....................       6,344
         900          First Financial Bankshares, Inc .............      31,950
         400          First Financial Holdings, Inc ...............       9,868
         770          First National Corp .........................      19,520
         200          First Oak Brook Bancshares, Inc .............       6,078
         300          First Of Long Island Corp ...................      10,335


                        SEE NOTES TO FINANCIAL STATEMENTS

142  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 DEPOSITORY INSTITUTIONS--(CONTINUED)
         300        * First Republic Bank ......................... $     6,480
         300          First Sentinel Bancorp, Inc .................       4,146
         500          First South Bancorp, Inc ....................      16,380
         900          First State Bancorp .........................      19,251
         100          Flagstar Bancorp, Inc .......................       2,637
         200          Flushing Financial Corp .....................       3,480
         500          Franklin Financial Corp .....................      14,560
       2,700          Frontier Financial Corp .....................      66,555
       1,800          Glacier Bancorp, Inc ........................      48,168
         300          Gold Banc Corp, Inc .........................       2,403
         900          Great Southern Bancorp, Inc .................      33,300
       1,600          Hanmi Financial Corp ........................      27,200
         700          Harbor Florida Bancshares, Inc ..............      16,352
       3,200          Harleysville National Corp ..................      77,856
       1,800          Humboldt Bancorp ............................      22,968
       2,000          Independent Bank Corp (Massachusetts) .......      40,020
       1,102          Independent Bank Corp (Michigan) ............      22,150
       2,600        * Intercept, Inc ..............................      10,686
       1,400          Interchange Financial Services Corp .........      24,010
       3,800          International Bancshares Corp ...............     147,478
         100          Irwin Financial Corp ........................       1,949
         200          LSB Bancshares, Inc .........................       3,120
       1,995          Lakeland Bancorp, Inc .......................      31,721
         700          Lakeland Financial Corp .....................      17,500
       1,200          MAF Bancorp, Inc ............................      40,380
         100          MB Financial, Inc ...........................       3,580
       1,700          Main Street Banks, Inc ......................      31,365
         400          Merchants Bancshares, Inc ...................       9,744
         500          Mid-State Bancshares ........................       8,355
       1,600          Midwest Banc Holdings, Inc ..................      29,152
         400          NASB Financial, Inc .........................       9,000
         266          NBC Capital Corp ............................       6,384
       2,500          NBT Bancorp, Inc ............................      43,575
       1,400          Nara Bancorp, Inc ...........................      17,822
       3,150          National Penn Bancshares, Inc ...............      85,208
       2,600          NetBank, Inc ................................      24,154
       1,800          Northwest Bancorp, Inc ......................      29,106
         900          OceanFirst Financial Corp ...................      19,341
         300          Old Second Bancorp, Inc .....................      11,346
       5,900          Pacific Capital Bancorp .....................     174,876
       1,100        * Pacific Union Bank ..........................      12,727
         200          Partners Trust Financial Group, Inc .........       3,400
       1,000          Peapack Gladstone Financial Corp ............      25,050
       1,200          Pennrock Financial Services Corp ............      33,720
         600          Peoples Bancorp, Inc ........................      13,896
         300          Provident Bankshares Corp ...................       6,924
       1,500          R & G Financial Corp (Class B) ..............      33,000
       1,870          Republic Bancorp, Inc .......................      22,029
         412          Royal Bancshares Of Pennsylvania (Class A) ..       8,018
       4,100          S & T Bancorp, Inc ..........................     104,837
       1,000          S.Y. Bancorp, Inc ...........................      36,000
         400          Seacoast Banking Corp Of Florida ............       7,756
         300          Seacoast Financial Services Corp ............       5,475
         300          Second Bancorp, Inc .........................       6,645
          48          Sky Financial Group, Inc ....................         944
       2,600        * Southwest Bancorp Of Texas, Inc .............      78,078
         200          State Bancorp, Inc ..........................       3,700
       8,600          Staten Island Bancorp, Inc ..................     128,312
         600          Sterling Bancorp ............................      14,784
       3,200          Sterling Bancshares, Inc ....................      38,048
       2,100          Sterling Financial Corp (Pennsylvania) ......      47,334
         200          Summit Bancshares, Inc ......................       3,824
         100          Sun Bancorp, Inc (Pennsylvania) .............       1,951
       1,650          Texas Regional Bancshares, Inc (Class A) ....      49,814
         500          Trico Bancshares ............................      12,650
         800          Trust Co Of New Jersey ......................      21,856
      12,100          Trustco Bank Corp NY ........................     116,523
       1,000          U.S.B. Holding Co, Inc ......................      16,300
       3,300          UCBH Holdings, Inc ..........................     145,134
       3,369          Umpqua Holdings Corp ........................      60,945
       6,200          United Bankshares, Inc ......................     171,740
       2,800          United Community Banks, Inc .................      64,540
       1,000          Virginia Financial Group, Inc ...............      26,750
       3,300          W Holding Co, Inc ...........................      60,588
       1,000          WSFS Financial Corp .........................      31,600
         100          Warwick Community Bancorp ...................       2,960
       2,100          Washington Trust Bancorp, Inc ...............      42,441
       2,100          Wintrust Financial Corp .....................      60,060
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   4,064,584
                                                                    -----------
 EATING AND DRINKING PLACES--1.67%
       2,200        * AFC Enterprises, Inc ........................      29,612
         800        * Benihana, Inc (Class A) .....................       8,240
         600          Bob Evans Farms, Inc ........................      14,454
       2,500        * Buca, Inc ...................................      13,750
       1,200        * CKE Restaurants, Inc ........................       5,280
       2,400        * California Pizza Kitchen, Inc ...............      55,200
       1,400        * Champps Entertainment, Inc ..................      11,704
       1,200        * Checkers Drive-In Restaurant ................       6,816
       1,700        * Chicago Pizza & Brewery, Inc ................      11,934
       3,000          IHOP Corp ...................................      67,620
       2,700        * Jack In The Box, Inc ........................      48,897
       2,400        * O'Charley's, Inc ............................      46,008
       2,700        * P.F. Chang's China Bistro, Inc ..............      99,900
       2,000        * Papa John's International, Inc ..............      50,060
       3,100        * Rare Hospitality International, Inc .........      86,304
       7,000        * Ryan's Family Steak Houses, Inc .............      73,507
       6,100        * Sonic Corp ..................................     155,306
       1,200        * The Steak n Shake Co ........................      10,968
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  795,560
                                                                    -----------
 EDUCATIONAL SERVICES--1.34%
       6,400        * Corinthian Colleges, Inc ....................     252,800
       7,200        * ITT Educational Services, Inc ...............     201,600
       1,600        * Learning Tree International, Inc ............      21,632
       2,600        * Princeton Review, Inc .......................      10,712
       1,500          Strayer Education, Inc ......................      82,350
       4,300        * Sylvan Learning Systems, Inc ................      68,284
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                        637,378
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--1.69%
         400          American States Water Co ....................       9,560
       1,900          Black Hills Corp ............................      52,231
         100          California Water Service Group ..............       2,575
       1,000          Cascade Natural Gas Corp ....................      19,400
       1,299          Connecticut Water Service, Inc ..............      34,488
         400          EnergySouth, Inc ............................      10,580
       1,600          MGE Energy, Inc .............................      42,368
       1,200          Middlesex Water Co ..........................      26,532
         400          New Jersey Resources Corp ...................      13,060
       4,200          Otter Tail Corp .............................     108,780
       1,575          Southwest Water Co ..........................      19,688
       5,700        * Stericycle, Inc .............................     214,263
       2,000          UGI Corp ....................................      91,400
         200          Unitil Corp .................................       5,000
       3,900        * Waste Connections, Inc ......................     134,550
         700          Western Gas Resources, Inc ..................      22,785
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        807,260
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--9.25%
       3,600        * Actel Corp ..................................      61,416
       1,200        * Acterna Corp ................................          73


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  143

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       3,000        * Active Power, Inc ........................... $     3,330
       2,700        * Advanced Energy Industries, Inc .............      23,193
         900        * Advanced Power Technology, Inc ..............       2,754
      10,000        * Aeroflex, Inc ...............................      56,600
       1,800        * American Superconductor Corp ................       6,534
       5,600          Ametek, Inc .................................     184,856
       3,200        * Anadigics, Inc ..............................       6,784
       1,700        * Arris Group, Inc ............................       6,290
       2,400        * Artisan Components, Inc .....................      38,786
       3,100        * AstroPower, Inc .............................      12,958
       4,500        * ATMI, Inc ...................................      86,670
       3,000        * Avanex Corp .................................       2,340
       1,600        * AXT, Inc ....................................       1,072
       5,100          Baldor Electric Co ..........................     109,140
       1,400          Bel Fuse, Inc (Class B) .....................      28,140
       1,700        * Benchmark Electronics, Inc ..................      48,161
         500          C&D Technologies, Inc .......................       5,990
       2,200        * Caliper Technologies Corp ...................       7,700
       6,700        * Capstone Turbine Corp .......................       4,824
         900        * Catapult Communications Corp ................       5,724
       2,400        * C-COR.net Corp ..............................       7,920
       4,600        * Centillium Communications, Inc ..............      18,630
       8,100        * ChipPAC, Inc ................................      29,160
       1,300        * ClearOne Communications, Inc ................       1,846
       6,200        * Cree, Inc ...................................     114,824
       3,400          CTS Corp ....................................      20,740
       2,600          Cubic Corp ..................................      42,432
       1,600        * DDI Corp ....................................         240
       1,400        * Drexler Technology Corp .....................      20,300
       3,000        * DSP Group, Inc ..............................      54,390
         400        * Dupont Photomasks, Inc ......................       8,024
       4,300        * Electro Scientific Industries, Inc ..........      54,008
       2,100        * Emcore Corp .................................       3,465
       1,200        * EMS Technologies, Inc .......................      16,752
       2,500        * Energy Conversion Devices, Inc ..............      21,225
       7,600        * Entegris, Inc ...............................      75,696
       5,000        * ESS Technology, Inc .........................      29,800
       5,400        * Exar Corp ...................................      68,634
      11,500        * Finisar Corp ................................       8,970
       1,100          Franklin Electric Co, Inc ...................      51,678
       3,400        * FuelCell Energy, Inc ........................      17,170
       5,100        * Genesis Microchip, Inc ......................      63,648
       1,300        * Genlyte Group, Inc ..........................      42,991
       9,700        * GlobespanVirata, Inc ........................      43,650
       1,200        * GrafTech International Ltd ..................       3,420
      10,000        * Harmonic, Inc ...............................      33,300
       4,300          Helix Technology Corp .......................      37,023
       2,100        * Hexcel Corp .................................       6,111
       2,000        * Inet Technologies, Inc ......................      11,800
       1,500        * Inrange Technologies Corp (Class B) .........       2,745
       9,100        * Interdigital Communications Corp ............     205,960
       3,000          Inter-Tel, Inc ..............................      45,030
       2,000        * IXYS Corp ...................................      10,580
      11,600        * Kopin Corp ..................................      58,464
       7,100        * Lattice Semiconductor Corp ..................      53,534
         700        * Lifeline Systems, Inc .......................      14,294
       1,800        * Littelfuse, Inc .............................      32,202
       1,700          LSI Industries, Inc .........................      15,385
         700        * Manufacturers Services Ltd ..................       3,290
      10,500        * McData Corp (Class A) .......................      90,195
       2,065        * Medis Technologies Ltd ......................      10,573
       6,600        * MEMC Electronic Materials, Inc ..............      74,250
       3,600        * Mercury Computer Systems, Inc ...............      97,920
       1,700        * Merix Corp ..................................       6,800
       4,800        * Microsemi Corp ..............................      52,560
       5,900        * MIPS Technologies, Inc (Class A) ............      10,738
       3,000        * Monolithic System Technology, Inc ...........      21,120
       9,000        * MRV Communications, Inc .....................      10,170
       4,900        * Mykrolis Corp ...............................      40,915
       1,300        * Netro Corp ..................................       3,497
       4,900        * New Focus, Inc ..............................      15,288
       9,400        * Oak Technology, Inc .........................      33,182
       3,300        * Omnivision Technologies, Inc ................      68,376
       3,200        * ON Semiconductor Corp .......................       4,064
       1,100        * Optical Communication Products, Inc .........       1,067
       1,300        * OSI Systems, Inc ............................      20,553
       1,600        * Paradyne Networks, Inc ......................       2,080
         700          Park Electrochemical Corp ...................      10,598
       1,500        * Parkervision, Inc ...........................       8,460
       1,000        * Parthusceva, Inc ............................       3,130
         300        * Pericom Semiconductor Corp ..................       2,334
       4,600        * Photronics, Inc .............................      54,694
       5,000        * Pixelworks, Inc .............................      27,500
       6,400        * Plantronics, Inc ............................      93,504
       7,000        * Plexus Corp .................................      64,050
       2,800        * Plug Power, Inc .............................      14,168
       2,500        * PLX Technology, Inc .........................       5,950
         300        * Powell Industries, Inc ......................       4,182
       4,200        * Power Integrations, Inc .....................      87,066
       4,700        * Power-One, Inc ..............................      20,680
      10,900        * Powerwave Technologies, Inc .................      37,060
      14,000        * Rambus, Inc .................................     184,940
       3,600        * Rayovac Corp ................................      39,060
       3,000        * Remec, Inc ..................................      14,400
       2,700        * Rogers Corp .................................      80,244
         500        * SBS Technologies, Inc .......................       3,635
       2,300        * Seachange International, Inc ................      16,629
       9,700        * Silicon Image, Inc ..........................      38,606
       4,400        * Silicon Laboratories, Inc ...................     115,060
      12,900        * Silicon Storage Technology, Inc .............      29,670
       1,000        * Siliconix, Inc ..............................      23,800
      15,100        * Skyworks Solutions, Inc .....................      94,073
      30,100        * Sonus Networks, Inc .........................      67,725
       2,800        * Spectralink Corp ............................      20,524
         200        * Standard Microsystems Corp ..................       3,038
         570        * Stratos Lightwave, Inc ......................       1,778
         300        * Suntron Corp ................................         960
       1,700        * Supertex, Inc ...............................      23,375
       6,500        * Sycamore Networks, Inc ......................      19,825
         400        * Synaptics, Inc ..............................       3,000
       3,100        * Technitrol, Inc .............................      45,384
       7,800        * Tekelec .....................................      67,704
       6,800        * Tellium, Inc ................................       3,604
         500        * Thomas & Betts Corp .........................       7,090
      10,500        * Transmeta Corp ..............................      10,500
       1,600        * Trikon Technologies, Inc ....................       5,504
      17,900        * Triquint Semiconductor, Inc .................      50,478
       2,400        * TTM Technologies, Inc .......................       8,256
       1,100        * Ulticom, Inc ................................       7,062
       3,100        * Universal Display Corp ......................      25,358
       2,300        * Universal Electronics, Inc ..................      22,195
       5,200        * Varian Semiconductor
                         Equipment Associates, Inc ................     105,768
       2,000        * Viasat, Inc .................................      22,740
       1,400        * Vicor Corp ..................................       7,980
       1,800        * Virage Logic Corp ...........................      11,250
      17,600        * Vitesse Semiconductor Corp ..................      37,664
       2,900        * White Electronic Designs Corp ...............      19,662
       3,500        * Wilson Greatbatch Technologies, Inc .........      97,965
         500          Woodhead Industries, Inc ....................       5,945


                       SEE NOTES TO FINANCIAL STATEMENTS

144  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       3,600        * Xicor, Inc .................................. $    14,616
       1,600        * Zomax, Inc ..................................       4,640
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   4,411,097
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--4.20%
       2,850        * aaiPharma, Inc ..............................      24,567
       1,000        * Advisory Board Co/The .......................      34,950
       1,800        * Answerthink, Inc ............................       3,960
       3,700        * Antigenics, Inc .............................      30,673
       6,100        * Applera Corp (Celera Genomics Group) ........      52,582
       4,900        * Ariad Pharmaceuticals, Inc ..................       6,272
         200        * Baker (Michael) Corp ........................       1,724
         600        * Bioreliance Corp ............................      11,592
         200        * Charles River Associates, Inc ...............       3,420
       2,100        * Ciphergen Biosystems, Inc ...................      11,844
       6,200        * Corporate Executive Board Co ................     220,844
      10,500        * Covance, Inc ................................     242,760
       3,900        * CuraGen Corp ................................      15,990
       1,300        * DiamondCluster International, Inc (Class A) .       1,820
       1,000        * Digitas, Inc ................................       3,230
       2,900        * Diversa Corp ................................      27,144
       1,400        * eResearch Technology, Inc ...................      37,576
       1,900        * Exact Sciences Corp .........................      19,589
         500        * Exelixis, Inc ...............................       3,330
       7,800        * Exult, Inc ..................................      57,174
       2,200        * First Consulting Group, Inc .................      14,300
       2,400        * Forrester Research, Inc .....................      33,864
       4,100        * FTI Consulting, Inc .........................     189,502
       4,300        * Gartner, Inc (Class A) ......................      29,885
       1,700        * Genencor International, Inc .................      17,255
         300        * Kendle International, Inc ...................       1,011
       2,800        * Kosan Biosciences, Inc ......................      12,488
       1,400          Landauer, Inc ...............................      51,380
       3,200        * Luminex Corp ................................      14,944
       2,300        * MAXIMUS, Inc ................................      48,806
       4,600        * Myriad Genetics, Inc ........................      46,414
       6,700        * Navigant Consulting, Inc ....................      35,510
       1,200        * Parexel International Corp ..................      16,464
       3,800        * Per-Se Technologies, Inc ....................      30,210
       2,600        * PracticeWorks, Inc ..........................      26,702
       6,100        * PRG-Schultz International, Inc ..............      43,981
       5,600        * Regeneron Pharmaceuticals, Inc ..............      42,112
       1,700        * Research Frontiers, Inc .....................      12,138
       3,200        * Resources Connection, Inc ...................      68,096
       4,300        * Rigel Pharmaceuticals, Inc ..................       3,182
       2,400        * Right Management Consultants, Inc ...........      31,176
       2,600        * Sangamo Biosciences, Inc ....................       7,462
       1,800        * Seattle Genetics, Inc .......................       4,284
         800        * Sourcecorp ..................................      11,208
       3,800        * Symyx Technologies, Inc .....................      57,038
       1,200        * Tejon Ranch Co ..............................      31,740
       5,400        * Telik, Inc ..................................      72,576
         400        * Tetra Tech, Inc .............................       5,656
       4,500        * Transkaryotic Therapies, Inc ................      26,640
       1,500        * TRC Cos, Inc ................................      19,680
       2,500        * Trimeris, Inc ...............................     102,950
       6,800        * Tularik, Inc ................................      34,340
       2,500        * Watson Wyatt & Co Holdings ..................      50,250
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       2,004,285
                                                                    -----------
 ENVIRONMENTAL QUALITY AND HOUSING--0.00%
       6,000        * Cadiz, Inc ..................................         630
                                                                    -----------
                      TOTAL ENVIRONMENTAL QUALITY AND HOUSING               630
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.42%
         100        * Drew Industries, Inc ........................       1,521
         600        * Griffon Corp ................................       7,740
         400        * Gulf Island Fabrication, Inc ................       6,992
       2,500        * Intermagnetics General Corp .................      44,600
         300        * Mobile Mini, Inc ............................       4,794
       2,500        * Simpson Manufacturing Co, Inc ...............      84,500
       3,000          Sturm Ruger & Co, Inc .......................      26,280
         800          Valmont Industries, Inc .....................      17,280
         600          Watts Industries, Inc (Class A) .............       9,348
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   203,055
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--1.36%
       2,200        * American Italian Pasta Co (Class A) .........      95,150
       1,500        * Boston Beer Co, Inc (Class A) ...............      18,840
         100          Coca-Cola Bottling Co Consolidated ..........       4,990
      17,200        * Del Monte Foods Co ..........................     128,312
         200          Flowers Foods, Inc ..........................       5,478
       1,100        * Horizon Organic Holding Corp ................      14,410
         300        * International Multifoods Corp ...............       5,796
       3,300          Interstate Bakeries Corp ....................      34,650
         600        * J & J Snack Foods Corp ......................      18,192
       3,200          J.M. Smucker Co .............................     111,904
       4,000          Lance, Inc ..................................      32,160
       2,300        * Monterey Pasta Co ...........................       6,900
         500        * National Beverage Corp ......................       6,985
       1,400        * Peets Coffee & Tea, Inc .....................      23,212
         900          Penford Corp ................................      10,773
       1,100          Riviana Foods, Inc ..........................      25,652
         900          Sanderson Farms, Inc ........................      17,253
       1,500          Sensient Technologies Corp ..................      30,030
         700          Tasty Baking Co .............................       5,775
       5,900        * Topps Co, Inc ...............................      50,032
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   646,494
                                                                    -----------
 FOOD STORES--0.40%
       2,100        * 7-Eleven, Inc ...............................      14,616
         200        * Arden Group, Inc (Class A) ..................      10,592
       3,900        * Panera Bread Co (Class A) ...................     118,911
         300        * Pathmark Stores, Inc ........................       2,004
         300          Weis Markets, Inc ...........................       9,183
       3,800        * Wild Oats Markets, Inc ......................      35,188
                                                                    -----------
                      TOTAL FOOD STORES                                 190,494
                                                                    -----------
 FURNITURE AND FIXTURES--0.04%
         800          Stanley Furniture Co, Inc ...................      17,000
         300          Virco Manufacturing Corp ....................       2,892
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                       19,892
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.70%
       3,300        * Cost Plus, Inc ..............................      86,856
       1,400        * EUniverse, Inc ..............................       7,126
       1,700        * Electronics Boutique Holdings Corp ..........      28,543
       2,300        * Guitar Center, Inc ..........................      46,851
       1,000          Haverty Furniture Cos, Inc ..................      10,750
       2,900        * Intertan, Inc ...............................      13,630
       5,700        * Linens `n Things, Inc .......................     115,824
       3,000        * Restoration Hardware, Inc ...................       7,530
         300        * Tweeter Home Entertainment Group, Inc .......       1,431
       1,800        * Ultimate Electronics, Inc ...................      14,310
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        332,851
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.31%
       2,500        * Hovnanian Enterprises, Inc (Class A) ........      86,375
         500        * Meritage Corp ...............................      16,765
       2,200        * Palm Harbor Homes, Inc ......................      31,064



                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  145

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 GENERAL BUILDING CONTRACTORS--(CONTINUED)
       1,200        * WCI Communities, Inc ........................ $    12,552
         100        * William Lyon Homes, Inc .....................       2,527
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                149,283
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.29%
       3,600          Fred's, Inc .................................     100,260
         100        * Pricesmart, Inc .............................       1,495
       2,100        * Stein Mart, Inc .............................      10,710
       1,400        * Tuesday Morning Corp ........................      27,552
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  140,017
                                                                    -----------
 HEALTH SERVICES--2.07%
       1,800        * American Healthways, Inc ....................      34,200
       3,400        * Amsurg Corp .................................      85,680
       6,900        * Apria Healthcare Group, Inc .................     161,184
       9,800        * Beverly Enterprises, Inc ....................      19,796
         900        * Bio-Reference Labs, Inc .....................       3,771
       1,200        * Corvel Corp .................................      39,096
       2,700        * CryoLife, Inc ...............................      18,495
       1,700        * Curative Health Services, Inc ...............      29,036
       1,010        * Dynacq International, Inc ...................      13,684
       4,000        * Enzo Biochem, Inc ...........................      52,280
       9,200          Hooper Holmes, Inc ..........................      46,000
       2,600        * Impath, Inc .................................      35,100
         900        * LabOne, Inc .................................      17,325
       3,800        * MIM Corp ....................................      28,196
         600        * Matria Healthcare, Inc ......................       5,850
         700        * National Healthcare Corp ....................      12,915
       3,000        * Odyssey HealthCare, Inc .....................      71,310
       2,000        * Option Care, Inc ............................      16,960
       3,100        * Pediatrix Medical Group, Inc ................      77,934
       8,000        * Province Healthcare Co ......................      70,800
       3,300        * Radiologix, Inc .............................       7,458
       1,600        * RehabCare Group, Inc ........................      28,560
       2,900        * Select Medical Corp .........................      41,325
         300        * Specialty Laboratories, Inc .................       2,520
       1,600        * U.S. Physical Therapy, Inc ..................      17,792
       2,800        * United Surgical Partners International, Inc .      51,772
                                                                    -----------
                      TOTAL HEALTH SERVICES                             989,039
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.12%
         400          Granite Construction, Inc ...................       6,280
       3,700        * Insituform Technologies, Inc (Class A) ......      49,765
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING          56,045
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--6.32%
         200        * 4Kids Entertainment, Inc ....................       2,360
         400          Alabama National Bancorp ....................      16,400
         300        * Alexander's, Inc ............................      19,155
       3,000          Alexandria Real Estate Equities, Inc ........     126,150
         300          Allegiant Bancorp, Inc ......................       5,070
       9,800          Brookline Bancorp, Inc ......................     122,696
       1,200          Capitol Bancorp Ltd .........................      25,380
         300          CBL & Associates Properties, Inc ............      12,177
       3,800          Chateau Communities, Inc ....................      71,630
       4,700          Chelsea Property Group, Inc .................     175,075
         200        * Cherokee, Inc ...............................       3,000
         900          Community Banks, Inc ........................      26,190
       2,700          Community First Bankshares, Inc .............      68,985
       4,400          Crown American Realty Trust .................      43,208
       2,400          Essex Property Trust, Inc ...................     125,400
         200          F & M Bancorp ...............................       8,802
       6,500          Federal Realty Investment Trust .............     197,405
       4,138          First Niagara Financial Group, Inc ..........      48,626
       2,100          Friedman Billings Ramsey Group, Inc .........      19,005
         500          Gables Residential Trust ....................      13,380
         500          Gladstone Capital Corp ......................       8,040
       4,000          Glimcher Realty Trust .......................      76,800
       1,300          Investors Real Estate Trust .................      12,103
       8,723          iShares Russell 2000 Growth Index Fund ......     333,655
         200        * Local Financial Corp ........................       2,884
       7,700          Macerich Co .................................     243,936
       2,200          Manufactured Home Communities, Inc ..........      65,120
       1,500          MFA Mortgage Investments, Inc ...............      12,975
       2,600          Mid Atlantic Realty Trust ...................      47,398
       4,200          Mills Corp ..................................     131,040
         900          Mission West Properties, Inc ................       8,460
         900          Nationwide Health Properties, Inc ...........      11,565
       2,375          Oriental Financial Group, Inc ...............      51,300
       2,200          Pacific Northwest Bancorp ...................      61,050
       2,400          Pennsylvania Real Estate Investment Trust ...      68,760
         900          PrivateBancorp, Inc .........................      20,403
         900          Prosperity Bancshares, Inc ..................      14,922
         400          Provident Bancorp, Inc ......................      12,600
       1,200          Sandy Spring Bancorp, Inc ...................      39,157
         400          Saul Centers, Inc ...........................       9,220
       4,600          Shurgard Storage Centers, Inc (Class A) .....     142,830
         400          Sizeler Property Investors ..................       3,716
       2,000          Suffolk Bancorp .............................      61,660
       1,500          Sun Communities, Inc ........................      53,700
         800          Susquehanna Bancshares, Inc .................      16,576
         900          Tanger Factory Outlet Centers, Inc ..........      27,783
       1,000          Tompkins Trustco, Inc .......................      45,000
       2,400          Town & Country Trust ........................      48,480
       2,300          United National Bancorp .....................      54,073
         300          Universal Health Realty Income Trust ........       7,770
       2,400          Ventas, Inc .................................      27,840
       6,200          Washington Real Estate Investment Trust .....     161,014
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      3,011,924
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.09%
       1,600        * Ameristar Casinos, Inc ......................      17,152
       1,600        * Boyd Gaming Corp ............................      20,400
         500        * Monarch Casino & Resort, Inc ................       4,555
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES              42,107
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--4.18%
       1,600        * Aaon, Inc ...................................      20,320
       5,700        * Advanced Digital Information Corp ...........      39,273
       5,900        * Asyst Technologies, Inc .....................      31,978
       6,200        * Avocent Corp ................................     144,708
      16,300        * Axcelis Technologies, Inc ...................      77,099
       2,400          Black Box Corp ..............................      71,112
         900          Briggs & Stratton Corp ......................      34,956
       1,600        * Brooks Automation, Inc ......................      15,472
       1,400        * Cirrus Logic, Inc ...........................       2,814
       2,200        * Computer Network Technology Corp ............      15,136
      10,200        * Concurrent Computer Corp ....................      22,542
       9,600        * Cray, Inc ...................................      63,552
       1,700        * Cuno, Inc ...................................      57,171
       1,000        * Dril-Quip, Inc ..............................      13,670
       2,800        * Electroglas, Inc ............................       2,464
       2,100          Engineered Support Systems, Inc .............      82,215
       5,600        * FalconStor Software, Inc ....................      21,560
         700        * Flow International Corp .....................       1,400
       1,000        * General Binding Corp ........................       7,900
       3,700        * Global Power Equipment Group, Inc ...........      18,870
         800          Gorman-Rupp Co ..............................      15,760
       5,300        * Handspring, Inc .............................       3,286
       2,000        * Hydril Co ...................................      49,980
       2,200          IDEX Corp ...................................      63,800
       1,100          Kaydon Corp .................................      20,702
       8,200        * Kulicke & Soffa Industries, Inc .............      38,950


                        SEE NOTES TO FINANCIAL STATEMENTS

146  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       5,300          Lincoln Electric Holdings, Inc .............. $    95,718
       1,700          Lindsay Manufacturing Co ....................      36,550
       2,900          Manitowoc Co, Inc ...........................      48,749
       4,200        * Maxtor Corp .................................      23,646
       2,800        * Micros Systems, Inc .........................      65,828
         800        * NATCO Group, Inc (Class A) ..................       4,520
       1,800          Nordson Corp ................................      43,362
       2,400        * Omnicell, Inc ...............................       7,944
       1,300        * Overland Storage, Inc .......................      18,681
       1,680        * Palm, Inc ...................................      16,782
       5,100        * Paxar Corp ..................................      58,395
       2,300        * Planar Systems, Inc .........................      27,048
       5,100        * Presstek, Inc ...............................      22,899
       1,800        * ProQuest Co .................................      37,206
      19,000        * Riverstone Networks, Inc ....................      26,600
       5,500        * Sandisk Corp ................................      92,510
       1,300          Schawk, Inc .................................      12,610
       7,200        * Scientific Games Corp (Class A) .............      38,880
       2,700        * Semitool, Inc ...............................      11,043
       1,200        * Simpletech, Inc .............................       3,000
         100          Standex International Corp ..................       1,905
       1,600        * Surebeam Corp (Class A) .....................       5,616
       1,400          Tennant Co ..................................      44,100
         200          Thomas Industries, Inc ......................       4,960
         800          Toro Co .....................................      56,040
         200        * Ultratech Stepper, Inc ......................       2,394
       3,800        * Veeco Instruments, Inc ......................      58,672
      18,200        * Western Digital Corp ........................     164,892
         700          Woodward Governor Co ........................      24,493
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,991,733
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--8.93%
       1,500        * Advanced Neuromodulation Systems, Inc .......      64,350
       4,200        * Aksys Ltd ...................................      29,400
       2,000        * Alaris Medical, Inc .........................      20,680
         400        * Align Technology, Inc .......................       2,420
       3,300        * American Medical Systems Holdings, Inc ......      47,685
         100          Analogic Corp ...............................       4,557
         600          Arrow International, Inc ....................      24,402
       3,300        * Arthrocare Corp .............................      41,151
       1,200        * August Technology Corp ......................       4,704
       1,800          BEI Technologies, Inc .......................      17,460
       2,800        * Bio-Rad Laboratories, Inc (Class A) .........     100,100
         134        * Britesmile, Inc .............................       1,538
       1,200        * Bruker AXS, Inc .............................       1,608
       1,900        * Bruker Daltonics, Inc .......................       5,683
       1,200        * Cantel Medical Corp .........................      15,324
       7,300        * Cardiac Science, Inc ........................      16,644
       5,300        * Cardiodynamics International Corp ...........      16,006
       4,500        * Cepheid, Inc ................................      18,855
       2,300        * Cerus Corp ..................................      20,240
       2,000        * Cholestech Corp .............................      16,280
         900        * Closure Medical Corp ........................      11,646
       5,600        * Cognex Corp .................................     118,552
       3,400          Cohu, Inc ...................................      49,742
         200        * Cole National Corp ..........................       1,800
       2,900        * Conceptus, Inc ..............................      26,100
       2,300        * Conmed Corp .................................      37,743
       5,200          Cooper Cos, Inc .............................     155,480
       2,500        * Credence Systems Corp .......................      17,000
       3,700        * Cyberonics, Inc .............................      79,143
       3,600        * DRS Technologies, Inc .......................      90,036
       2,100        * Dionex Corp .................................      69,363
       1,700          EDO Corp ....................................      30,770
       2,300        * Endocardial Solutions, Inc ..................       6,371
       3,000        * Endocare, Inc ...............................       7,350
       1,500        * Excel Technology, Inc .......................      30,495
       4,100        * FEI Co ......................................      65,436
       2,500        * Flir Systems, Inc ...........................     118,525
       3,400        * Fossil, Inc .................................      58,548
       2,800        * Haemonetics Corp ............................      61,180
         600        * Hanger Orthopedic Group, Inc ................       6,858
       2,900        * Harvard Bioscience, Inc .....................      10,875
       1,300        * HealthTronics Surgical Services, Inc ........      10,621
       2,000        * Herley Industries, Inc ......................      34,380
       3,000        * Hologic, Inc ................................      25,833
       1,800        * ICU Medical, Inc ............................      49,520
       2,200        * Igen International, Inc .....................      77,858
       1,300        * Ii-Vi, Inc ..................................      21,580
         600        * Illumina, Inc ...............................       1,356
       2,200        * Inamed Corp .................................      78,694
       3,100        * Integra LifeSciences Holding ................      71,300
       1,200        * Integrated Defense Technology, Inc ..........      17,040
       2,800        * Interpore International .....................      22,400
       5,000        * Intuitive Surgical, Inc .....................      32,300
       4,400          Invacare Corp ...............................     138,556
       1,900        * Invision Technologies, Inc ..................      42,693
       3,500        * Itron, Inc ..................................      58,485
       3,600        * Ixia ........................................      17,496
       1,000          Keithley Instruments, Inc ...................      10,810
       1,300        * Kensey Nash Corp ............................      26,624
         800        * Kyphon, Inc .................................       7,025
       5,000        * LTX Corp ....................................      25,000
         500        * LeCroy Corp .................................       4,870
       5,900        * Lexar Media, Inc ............................      19,352
       1,400        * Med-Design Corp .............................       4,396
       1,400        * MedSource Technologies, Inc .................       2,534
       6,600          Mentor Corp .................................     112,926
       1,900        * Merit Medical Systems, Inc ..................      36,195
       1,300          Mine Safety Appliances Co ...................      46,280
       2,200        * Molecular Devices Corp ......................      26,620
       3,400        * Newport Corp ................................      40,154
       4,200        * Oakley, Inc .................................      34,650
       2,900        * Ocular Sciences, Inc ........................      40,310
       7,700        * Orbital Sciences Corp .......................      39,809
       5,200        * Orthologic Corp .............................      17,628
       2,700        * Photon Dynamics, Inc ........................      44,172
      10,500        * Pinnacle Systems, Inc .......................     109,305
       2,900        * Possis Medical, Inc .........................      46,864
       1,300        * QMed, Inc ...................................       8,918
       5,100        * Resmed, Inc .................................     163,098
       5,500        * Respironics, Inc ............................     189,041
       1,600        * Rita Medical Systems, Inc ...................       6,800
       4,900          Roper Industries, Inc .......................     141,365
       1,600        * Rudolph Technologies, Inc ...................      23,120
       1,800        * Sonic Innovations, Inc ......................       4,320
       2,400        * SonoSite, Inc ...............................      37,680
       3,600        * Sybron Dental Specialties, Inc ..............      62,820
         800          Sypris Solutions, Inc .......................       6,304
       7,000        * Techne Corp .................................     144,690
         400        * Theragenics Corp ............................       1,384
       3,700        * Therasense, Inc .............................      24,716
       3,700        * Therma-Wave, Inc ............................       1,665
       3,300        * Trimble Navigation Ltd ......................      62,502
       1,600          United Industrial Corp ......................      19,920
       2,300        * Urologix, Inc ...............................       4,968
       4,700        * Varian, Inc .................................     134,702
       2,100        * Ventana Medical Systems, Inc ................      42,189
       8,000        * Visx, Inc ...................................      84,800


                        SEE NOTES TO FINANCIAL STATEMENTS

              SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  2003  147

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
       1,000          Vital Signs, Inc ............................ $    26,550
       5,400        * Vivus, Inc ..................................      18,360
       2,600        * Wright Medical Group, Inc ...................      45,552
         300          X-Rite, Inc .................................       2,523
         700        * Young Innovations, Inc ......................      15,407
       1,400        * Zoll Medical Corp ...........................      57,204
       1,900        * Zygo Corp ...................................      10,792
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          4,259,126
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.43%
         800        * Clark/Bardes, Inc ...........................       9,568
       4,400          Crawford & Co (Class B) .....................      18,260
       5,600          Hilb, Rogal & Hamilton Co ...................     174,944
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       202,772
                                                                    -----------
 INSURANCE CARRIERS--0.49%
       3,100          Alfa Corp ...................................      35,994
       1,600        * AMERIGROUP Corp .............................      46,816
         700        * Centene Corp ................................      20,447
       3,800        * Citizens, Inc ...............................      22,990
       1,600        * Cobalt Corp .................................      23,120
       2,500        * HealthExtras, Inc ...........................       9,625
       4,100        * Sierra Health Services, Inc .................      52,890
         500        * Triad Guaranty, Inc .........................      17,180
         200          Zenith National Insurance Corp ..............       4,290
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                          233,352
                                                                    -----------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.03%
       1,400        * Wackenhut Corrections Corp ..................      13,720
                                                                    -----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY             13,720
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.06%
       1,100          K-Swiss, Inc (Class A) ......................      28,105
         100        * Steven Madden Ltd ...........................       1,567
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 29,672
                                                                    -----------
 LEGAL SERVICES--0.08%
       2,100        * Pre-Paid Legal Services, Inc ................      36,288
                                                                    -----------
                      TOTAL LEGAL SERVICES ........................      36,288
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.11%
         800          American Woodmark Corp ......................      35,288
         800          Deltic Timber Corp ..........................      19,120
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                     54,408
                                                                    -----------
 METAL MINING--0.17%
      14,800        * Hecla Mining Co .............................      48,692
       2,300          Royal Gold, Inc .............................      33,557
                                                                    -----------
                      TOTAL METAL MINING ..........................      82,249
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.87%
       2,200          Blyth, Inc ..................................      55,946
       2,300        * Daktronics, Inc. ............................      35,765
         600        * Escalade, Inc ...............................       8,202
      14,000        * Identix, Inc ................................      63,000
         200        * Jakks Pacific, Inc ..........................       2,072
         900        * Lydall, Inc .................................       7,920
       4,600          Nautilus Group, Inc .........................      65,596
       1,200          Oneida Ltd ..................................      12,840
       1,400        * Racing Champions Ertl Corp ..................      21,490
         300          Russ Berrie & Co, Inc .......................       9,600
       2,800        * Shuffle Master, Inc .........................      56,423
       4,500        * Yankee Candle Co, Inc .......................      76,635
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      415,489
                                                                    -----------
 MISCELLANEOUS RETAIL--0.89%
       2,100        * 1-800-Flowers.com, Inc (Class A) ............      14,112
       2,000        * AC Moore Arts & Crafts, Inc .................      27,660
       4,800        * Alloy, Inc ..................................      24,048
         300        * Coldwater Creek, Inc ........................       2,847
       5,300        * dELiA*s Corp (Class A) ......................       1,855
       2,900        * Duane Reade, Inc ............................      36,772
       2,700       b* FAO, Inc ....................................         567
       1,000        * Gaiam, Inc ..................................       5,370
       1,600        * Galyans Trading Co, Inc .....................      19,984
         900        * Gart Sports Co ..............................      17,172
       1,500          Hancock Fabrics, Inc ........................      20,850
       1,200        * Hibbett Sporting Goods, Inc .................      29,677
       3,000        * Jill (J.) Group, Inc ........................      34,800
         200        * Jo-Ann Stores, Inc (Class A) ................       4,000
       5,000        * Marvel Enterprises, Inc .....................      69,100
         300        * Overstock.com, Inc ..........................       2,925
       1,000        * Party City Corp .............................       8,000
         200        * PC Connection, Inc ..........................       1,050
       1,100        * Sharper Image Corp ..........................      19,811
       3,200        * Summit America Television, Inc ..............       7,613
       2,800        * The Sports Authority, Inc ...................      19,544
       3,200        * Valuevision International, Inc (Class A) ....      32,224
       1,800        * Whitehall Jewellers, Inc ....................      15,300
         400          World Fuel Services Corp ....................       8,144
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        423,425
                                                                    -----------
 MOTION PICTURES--0.48%
       3,800        * Avid Technology, Inc ........................      84,132
       5,000        * Hollywood Entertainment Corp ................      80,200
       2,900        * Movie Gallery, Inc ..........................      50,518
         700        * NetFlix, Inc ................................      14,245
                                                                    -----------
                      TOTAL MOTION PICTURES                             229,095
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.58%
       2,600          American Capital Strategies Ltd .............      58,240
       1,400          American Home Mortgage Holdings, Inc ........      14,014
         700        * CompuCredit Corp ............................       4,396
       1,700        * Credit Acceptance Corp ......................       8,330
       1,300        * Federal Agricultural Mortgage Corp (Class C)       28,327
       2,200        * Financial Federal Corp ......................      42,020
       1,200          MCG Capital Corp ............................      11,988
       2,300          New Century Financial Corp ..................      71,716
         400        * Saxon Capital, Inc ..........................       5,324
       1,000        * WFS Financial, Inc ..........................      19,340
         700          Westcorp ....................................      12,999
         200        * World Acceptance Corp .......................       1,800
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  278,494
                                                                    -----------
 OIL AND GAS EXTRACTION--3.87%
       1,500        * Atwood Oceanics, Inc ........................      37,860
       2,800          Berry Petroleum Co (Class A) ................      42,000
       6,200        * Cal Dive International, Inc .................     111,662
      21,900          Chesapeake Energy Corp ......................     172,134
       3,200        * Evergreen Resources, Inc ....................     144,992
       2,600        * Exploration Co Of Delaware, Inc .............       7,852
       9,600        * Global Industries Ltd .......................      44,736
      28,400        * Grey Wolf, Inc ..............................     111,896
         900        * Hanover Compressor Co .......................       5,850
       2,900        * Harvest Natural Resources, Inc ..............      14,094
       1,600        * Horizon Offshore, Inc .......................       5,440
       1,300        * Houston Exploration Co ......................      35,100
      17,200        * Key Energy Services, Inc ....................     173,376
       8,000        * Magnum Hunter Resources, Inc ................      44,480
      11,000        * Newpark Resources, Inc ......................      49,830
       2,600        * Oceaneering International, Inc ..............      56,810
       3,900          Patina Oil & Gas Corp .......................     128,310
       4,400        * Petroquest Energy, Inc ......................       6,644
       2,200        * Plains Exploration & Production Co ..........      18,150
       1,700        * Prima Energy Corp ...........................      31,858
       1,200        * Quicksilver Resources, Inc ..................      28,524
       1,800          RPC, Inc ....................................      16,470


                        SEE NOTES TO FINANCIAL STATEMENTS

148  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 OIL AND GAS EXTRACTION--(CONTINUED)
       2,700        * Remington Oil & Gas Corp .................... $    45,981
       3,900        * Southwestern Energy Co ......................      51,090
       3,600        * Spinnaker Exploration Co ....................      69,912
         300          St. Mary Land & Exploration Co ..............       7,515
       1,700        * Stone Energy Corp ...........................      57,086
       8,400        * Superior Energy Services, Inc ...............      71,820
       2,800        * Syntroleum Corp .............................       7,196
       1,100        * Tetra Technologies, Inc .....................      25,300
       7,000        * Unit Corp ...................................     142,030
          76          Unocal Corp .................................       2,000
       1,200          Vintage Petroleum, Inc ......................      11,400
       3,900        * W-H Energy Services, Inc ....................      66,768
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,846,166
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.17%
      10,900        * Earthshell Corp .............................       5,341
       1,400          Glatfelter ..................................      14,924
       2,500          Schweitzer-Mauduit International, Inc .......      56,250
         400          Wausau-Mosinee Paper Corp ...................       4,080
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                    80,595
                                                                    -----------
 PERSONAL SERVICES--0.49%
         900          CPI Corp ....................................      11,817
       3,700        * Coinstar, Inc ...............................      62,123
       1,300          G & K Services, Inc (Class A) ...............      31,200
       5,100          Regis Corp ..................................     127,041
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           232,181
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.56%
       3,200          ElkCorp .....................................      60,800
       4,300          Frontier Oil Corp ...........................      73,530
       4,600        * Headwaters, Inc .............................      64,630
       2,700          WD-40 Co ....................................      66,960
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 265,920
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.87%
         500          Curtiss-Wright Corp .........................      30,250
         600        * Encore Wire Corp ............................       5,100
       5,500        * General Cable Corp ..........................      20,350
         700        * Imco Recycling, Inc .........................       4,445
         200        * Liquidmetal Technologies ....................       1,084
       3,600        * Lone Star Technologies, Inc .................      76,032
       4,600          Matthews International Corp (Class A) .......     106,536
       6,300        * Maverick Tube Corp ..........................     117,180
       1,900          NN, Inc .....................................      16,646
         200        * Northwest Pipe Co ...........................       2,480
       2,700        * Steel Dynamics, Inc .........................      31,455
         300          Tredegar Corp ...............................       3,585
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    415,143
                                                                    -----------
 PRINTING AND PUBLISHING--0.86%
       1,800          Banta Corp ..................................      53,064
         600          Courier Corp ................................      29,557
       2,700          Ennis Business Forms, Inc ...................      30,591
       2,700          Harland (John H.) Co ........................      65,637
       6,300          Hollinger International, Inc ................      49,770
       1,700        * Information Holdings, Inc ...................      27,370
       1,700        * Martha Stewart Living Omnimedia, Inc (Class A)     13,957
       1,900          New England Business Services, Inc ..........      48,640
       2,300        * Playboy Enterprises, Inc (Class B) ..........      19,550
      16,000        * Primedia, Inc ...............................      39,200
       2,400        * Private Media Group, Inc ....................       2,832
       2,000          Standard Register Co ........................      29,800
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     409,968
                                                                    -----------
 RAILROAD TRANSPORTATION--0.02%
         600        * Genesee & Wyoming, Inc (Class A) ............       9,300
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                       9,300
                                                                    -----------
 REAL ESTATE--0.02%
         700        * Jones Lang LaSalle, Inc .....................       9,562
                                                                    -----------
                      TOTAL REAL ESTATE                                   9,562
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.46%
         700        * AEP Industries, Inc .........................       6,055
         500        * Applied Films Corp ..........................       8,075
       1,100        * Foamex International, Inc ...................       1,232
       1,900        * Jarden Corp .................................      49,400
       1,100          Quixote Corp ................................      17,380
       2,400        * Skechers U.S.A., Inc (Class A) ..............      15,576
       1,200          Spartech Corp ...............................      23,208
         900        * Trex Co, Inc ................................      29,052
       4,900          Tupperware Corp .............................      67,718
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS  217,696
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--0.61%
      30,300        * Ameritrade Holding Corp .....................     150,288
         100        * BKF Capital Group, Inc ......................       1,625
       1,000        * Gabelli Asset Management, Inc (Class A) .....      27,550
       2,700          Jefferies Group, Inc ........................      97,065
         900        * Knight Trading Group, Inc ...................       3,510
         200          Value Line, Inc .............................       9,230
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              289,268
                                                                    -----------
 SOCIAL SERVICES--0.10%
       1,700        * Bright Horizons Family Solutions, Inc .......      47,634
         100        * Res-Care, Inc ...............................         292
                                                                    -----------
                      TOTAL SOCIAL SERVICES                              47,926
                                                                    -----------
 SPECIAL TRADE CONTRACTORS--0.02%
         200        * EMCOR Group, Inc ............................       9,650
                                                                    -----------
                      TOTAL SPECIAL TRADE CONTRACTORS                     9,650
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.70%
       4,500          Apogee Enterprises, Inc .....................      36,995
       1,600          CARBO Ceramics, Inc .........................      52,560
       3,800        * Cabot Microelectronics Corp .................     159,106
         200          Centex Construction Products, Inc ...........       7,200
         600          Florida Rock Industries, Inc ................      20,310
       2,364          Libbey, Inc .................................      58,154
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             334,325
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.19%
       4,000          Albany International Corp (Class A) .........      91,640
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                        91,640
                                                                    -----------
 TOBACCO PRODUCTS--0.14%
         700          Universal Corp ..............................      26,432
       3,570          Vector Group Ltd ............................      39,270
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                             65,702
                                                                    -----------
 TRANSPORTATION BY AIR--0.45%
         200        * ATA Holdings Corp ...........................         750
      10,500        * Airtran Holdings, Inc .......................      70,665
       6,800        * Atlantic Coast Airlines Holdings, Inc .......      42,228
       1,300        * ExpressJet Holdings, Inc ....................      10,660
       2,000        * Forward Air Corp ............................      43,522
       3,900        * Frontier Airlines, Inc ......................      19,383
       5,100        * Mesa Air Group, Inc .........................      25,347
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                       212,555
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.42%
       1,200        * Aftermarket Technology Corp .................      13,560
       1,100          Arctic Cat, Inc .............................      17,171
       2,000        * BE Aerospace, Inc ...........................       3,800
       4,200          Clarcor, Inc ................................     152,040
       3,600          Federal Signal Corp .........................      51,120
       1,100          Marine Products Corp ........................      10,230
       2,800        * Monaco Coach Corp ...........................      29,008
       1,500          Oshkosh Truck Corp ..........................      93,450



                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  149

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TRANSPORTATION EQUIPMENT--(CONTINUED)
       1,600          Spartan Motors, Inc ......................... $    14,016
       4,000        * Sports Resorts International, Inc ...........      20,040
         600        * Strattec Security Corp ......................      26,400
       2,100          Superior Industries International, Inc ......      76,503
       2,900        * Teledyne Technologies, Inc ..................      36,714
       2,600          Thor Industries, Inc ........................      65,078
       1,000          Wabtec Corp .................................      11,610
       2,000          Winnebago Industries, Inc ...................      54,400
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    675,140
                                                                    -----------
 TRANSPORTATION SERVICES--0.07%
         900        * Ambassadors Group, Inc ......................      10,881
       1,600        * EGL, Inc ....................................      23,776
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                      34,657
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.46%
       2,800        * Heartland Express, Inc ......................      53,704
       2,600        * Landstar System, Inc ........................     149,500
         400        * P.A.M. Transportation Services ..............       8,752
         600        * SCS Transportation, Inc .....................       6,348
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    218,304
                                                                    -----------
 WATER TRANSPORTATION--0.16%
       2,500        * Gulfmark Offshore, Inc ......................      33,625
       1,800        * Kirby Corp ..................................      44,280
                                                                    -----------
                      TOTAL WATER TRANSPORTATION                         77,905
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--1.20%
         900        * 1-800 Contacts, Inc .........................      18,225
       2,600          Action Performance Cos, Inc .................      54,990
         200        * Alliance Imaging, Inc .......................         628
         300          Barnes Group, Inc ...........................       6,348
       2,900        * Boyds Collection Ltd ........................      15,660
       2,200          Carlisle Cos, Inc ...........................      89,078
       1,400        * Global Imaging Systems, Inc .................      25,900
       6,800        * Insight Enterprises, Inc ....................      47,940
         300        * Keystone Automotive Industries, Inc .........       5,316
       4,100        * Knight Transportation, Inc ..................      80,729
         100          Lawson Products, Inc ........................       2,607
         800        * MCSi, Inc ...................................         272
       2,900          Owens & Minor, Inc ..........................      50,895
       3,000        * SCP Pool Corp ...............................      89,130
       1,600        * Scansource, Inc .............................      30,000
       4,500        * Somera Communications, Inc ..................       4,185
       2,300        * WESCO International, Inc ....................       8,050
       3,200        * Zoran Corp ..................................      41,312
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               571,265
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.94%
       2,000          Acuity Brands, Inc ..........................      26,900
       2,000          Advanced Marketing Services, Inc ............      22,380
       8,200        * Airgas, Inc .................................     151,782
       3,300        * Allscripts Healthcare Solutions, Inc ........       9,075
         500          Bridgford Foods Corp ........................       4,365
       6,000        * Chiquita Brands International, Inc ..........      65,820
       2,100          D&K Healthcare Resources, Inc ...............      21,630
       3,500        * Endo Pharmaceuticals Holdings, Inc ..........      47,215
       6,800          Fleming Cos, Inc ............................       3,400
       2,600          Getty Realty Corp ...........................      48,828
         500        * Green Mountain Coffee, Inc ..................       9,190
         700        * Kenneth Cole Productions, Inc (Class A) .....      15,330
       1,500        * Men's Wearhouse, Inc ........................      22,440
       1,700          Nash Finch Co ...............................      14,331
       2,100          Nu Skin Enterprises, Inc (Class A) ..........      21,147
      10,200          Perrigo Co ..................................     121,176
       4,000        * Plains Resources, Inc .......................      42,680
       4,000        * Priority Healthcare Corp (Class B) ..........     106,600
       1,800        * School Specialty, Inc .......................      31,986
         800        * Tractor Supply Co ...........................      26,416
       3,200        * United Natural Foods, Inc ...................      81,600
       1,200        * United Stationers, Inc ......................      25,620
         500          Valhi, Inc ..................................       5,495
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            925,406
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $49,482,332)                            47,417,844
                                                                    -----------
                      TOTAL PORTFOLIO--99.44%
                       (COST $49,482,332)                            47,417,844
                      OTHER ASSETS & LIABILITIES, NET--0.56%            264,671
                                                                    -----------
                      NET ASSETS--100.00%                           $47,682,515
                                                                    ===========

----------
*  Non-income producing
b  In bankruptcy



                        SEE NOTES TO FINANCIAL STATEMENTS

150  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops .......................... $    71,885       0.17%
Agricultural Services ..................................      15,470       0.04
Amusement and Recreation Services ......................     338,688       0.79
Apparel and Accessory Stores ...........................     614,737       1.44
Apparel and Other Textile Products .....................     250,048       0.58
Auto Repair, Services and Parking ......................     107,089       0.25
Automotive Dealers and Service Stations ................     117,360       0.27
Building Materials and Garden Supplies .................     188,352       0.44
Business Services ......................................   2,120,624       4.95
Chemicals and Allied Products ..........................   2,335,579       5.46
Coal Mining ............................................     145,432       0.34
Communications .........................................     860,671       2.01
Depository Institutions ................................   4,526,663      10.57
Eating and Drinking Places .............................     402,716       0.94
Educational Services ...................................      12,704       0.03
Electric, Gas, and Sanitary Services ...................   3,123,451       7.30
Electronic and Other Electric Equipment ................   1,907,855       4.46
Engineering and Management Services ....................     890,522       2.08
Fabricated Metal Products ..............................     509,327       1.19
Food and Kindred Products ..............................     849,552       1.98
Food Stores ............................................     161,843       0.38
Furniture and Fixtures .................................      90,566       0.21
Furniture and Homefurnishings Stores ...................      84,141       0.20
General Building Contractors ...........................     475,050       1.11
General Merchandise Stores .............................     146,370       0.34
Health Services ........................................     258,215       0.60
Heavy Construction, Except Building ....................      68,630       0.16
Holding and Other Investment Offices ...................   6,917,935      16.16
Hotels and Other Lodging Places ........................     260,076       0.61
Industrial Machinery and Equipment .....................   2,458,651       5.74
Instruments and Related Products .......................     969,036       2.26
Insurance Agents, Brokers and Service ..................      16,744       0.04
Insurance Carriers .....................................   1,671,630       3.90
Leather and Leather Products ...........................     228,044       0.53
Lumber and Wood Products ...............................      90,902       0.21
Metal Mining ...........................................      67,580       0.16
Miscellaneous Manufacturing Industries .................     216,133       0.50
Miscellaneous Retail ...................................     397,167       0.93
Motion Pictures ........................................     110,894       0.26
Nondepository Institutions .............................     386,462       0.90
Nonmetallic Minerals, Except Fuels .....................      15,336       0.04
Oil and Gas Extraction .................................   1,123,918       2.63
Paper and Allied Products ..............................     392,622       0.92
Personal Services ......................................     263,386       0.62
Petroleum and Coal Products ............................     109,656       0.26
Primary Metal Industries ...............................     835,575       1.95
Printing and Publishing ................................     504,402       1.18
Railroad Transportation ................................     191,868       0.45
Real Estate ............................................     276,494       0.65
Rubber and Miscellaneous Plastics Products .............     242,682       0.57
Security and Commodity Brokers .........................     108,201       0.25
Social Services ........................................       5,840       0.01
Special Trade Contractors ..............................     257,863       0.60
Stone, Clay, and Glass Products ........................     173,249       0.41
Textile Mill Products ..................................      35,486       0.08
Tobacco Products .......................................     120,832       0.28
Transportation By Air ..................................     298,840       0.70
Transportation Equipment ...............................     700,131       1.64
Transportation Services ................................      95,221       0.22
Trucking and Warehousing ...............................     599,696       1.40
Water Transportation ...................................     245,741       0.57
Wholesale Trade-Durable Goods ..........................   1,017,405       2.38
Wholesale Trade-Nondurable Goods .......................     582,520       1.36
                                                         -----------     ------
Total Common Stock (COST $46,534,286) ..................  42,661,758      99.66
                                                         -----------     ------
Total Portfolio (COST $46,534,286) .....................  42,661,758      99.66
OTHER ASSETS & LIABILITIES, NET ........................     146,555       0.34
                                                         -----------     ------
NET ASSETS ............................................. $42,808,313     100.00%
                                                         ===========     ======


    SHARES                                                              VALUE
    ------                                                              -----

COMMON STOCK--99.66%
 AGRICULTURAL PRODUCTION-CROPS--0.17%
         500          Alico, Inc .................................. $    12,130
       2,400          Delta & Pine Land Co ........................      54,264
       1,900        * Seminis, Inc (Class A) ......................       5,491
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS                71,885
                                                                    -----------
 AGRICULTURAL SERVICES--0.04%
       1,000        * VCA Antech, Inc .............................      15,470
                                                                    -----------
                      TOTAL AGRICULTURAL SERVICES                        15,470
                                                                    -----------
 AMUSEMENT AND RECREATION SERVICES--0.79%
         700        * Alliance Gaming Corp ........................      10,500
         700        * Argosy Gaming Co ............................      13,986
       5,000        * Aztar Corp ..................................      67,150
       3,800        * Bally Total Fitness Holding Corp ............      19,266
       1,500        * Championship Auto Racing Teams, Inc .........       5,490
         900          Churchill Downs, Inc ........................      30,600
         700          Dover Downs Gaming & Entertainment, Inc .....       6,923
       2,100          Dover Motorsport, Inc .......................       6,678
       3,100        * Gaylord Entertainment Co ....................      55,645
         700        * Isle Of Capri Casinos, Inc ..................       8,169
         200        * MTR Gaming Group, Inc .......................       1,326
       6,500        * Magna Entertainment Corp (Class A) ..........      28,015
         100          Speedway Motorsports, Inc ...................       2,359
       2,100        * Station Casinos, Inc ........................      44,331
       3,000        * WMS Industries, Inc .........................      38,250
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           338,688
                                                                    -----------
 APPAREL AND ACCESSORY STORES--1.44%
         800        * Aeropostale, Inc ............................      10,600
       4,500        * AnnTaylor Stores Corp .......................      92,385
         900        * Buckle, Inc .................................      15,930
       2,500          Burlington Coat Factory Warehouse Corp ......      40,750
      15,290        * Charming Shoppes, Inc .......................      53,515
       4,900          Claire's Stores, Inc ........................     115,689
         300          Deb Shops, Inc ..............................       5,604
       2,900        * Dress Barn, Inc .............................      39,005
       2,800        * Finish Line, Inc (Class A) ..................      42,000
       2,800        * Footstar, Inc ...............................      23,520
         500        * Genesco, Inc ................................       7,110
       2,200        * Goody's Family Clothing, Inc ................       8,866
       6,900        * Payless Shoesource, Inc .....................     107,985
         700        * Shoe Carnival, Inc ..........................      10,654
       1,500        * Stage Stores, Inc ...........................      31,770
         300        * Wet Seal, Inc (Class A) .....................       2,190
       1,800        * Wilsons The Leather Experts, Inc ............       7,164
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                614,737
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.58%
       2,300        * Collins & Aikman Corp .......................       9,361
       1,600        * DHB Industries, Inc .........................       3,552
       1,000        * Guess?, Inc .................................       3,560
       3,700          Kellwood Co .................................     107,078
         500        * Mossimo, Inc ................................       2,410
       3,600        * Nautica Enterprises, Inc ....................      34,920
         900          Oxford Industries, Inc ......................      22,185
       3,300          Phillips-Van Heusen Corp ....................      40,755
         800        * Quiksilver, Inc .............................      24,496
         100        * Tropical Sportswear International Corp ......         455
       2,900        * Westpoint Stevens, Inc ......................       1,276
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          250,048
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.25%
       1,800        * Amerco, Inc .................................       7,274
       2,100          Central Parking Corp ........................      21,000
       3,500        * Dollar Thrifty Automotive Group, Inc ........      58,275
         800        * Midas, Inc ..................................       5,840


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  151

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 AUTO REPAIR, SERVICES AND PARKING--(CONTINUED)
         700        * Monro Muffler Brake, Inc .................... $    14,700
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING           107,089
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.27%
       1,300        * Asbury Automotive Group, Inc ................      10,400
       1,200        * CSK Auto Corp ...............................      10,920
         600        * Group 1 Automotive, Inc .....................      12,840
       1,600        * Lithia Motors, Inc (Class A) ................      19,680
       1,000        * MarineMax, Inc ..............................       9,020
       2,500        * United Auto Group, Inc ......................      29,375
       1,500        * West Marine, Inc ............................      25,125
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS     117,360
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.44%
       1,800          Building Materials Holding Corp .............      23,958
       2,100        * Central Garden & Pet Co .....................      45,444
      15,000        * Louisiana-Pacific Corp ......................     118,950
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      188,352
                                                                    -----------
 BUSINESS SERVICES--4.95%
       1,000        * 3D Systems Corp .............................       4,660
         200          Aaron Rents, Inc ............................       4,076
         800        * Acacia Research--Acacia Technologies ........         968
         400        * Advo, Inc ...................................      13,200
       2,400        * Aether Systems, Inc .........................       7,560
       3,000        * Agile Software Corp .........................      19,260
         200        * Altiris, Inc ................................       2,498
       2,800        * American Management Systems, Inc ............      33,824
         600        * Anteon International Corp ...................      13,470
       5,300        * Aquantive, Inc ..............................      23,585
       1,400        * Arbitron, Inc ...............................      44,380
      18,000        * Ariba, Inc ..................................      50,760
      18,100        * Ascential Software Corp .....................      50,680
       7,500        * Aspect Communications Corp ..................      23,100
       1,500        * Aspen Technology, Inc .......................       3,600
         600        * Caminus Corp ................................       5,334
         400        * CCC Information Services Group, Inc .........       6,472
       1,700        * CDI Corp ....................................      39,610
       7,900        * Ciber, Inc ..................................      37,604
       8,100        * CNET Networks, Inc ..........................      20,331
       4,300        * Computer Horizons Corp ......................      13,244
         100        * Computer Programs & Systems, Inc ............       2,450
         500        * Datastream Systems, Inc .....................       3,410
         200        * Digimarc Corp ...............................       2,328
       4,700        * DoubleClick, Inc ............................      36,519
         200        * Dynamics Research Corp ......................       2,612
       4,100        * E.piphany, Inc ..............................      16,318
      18,000        * Earthlink, Inc ..............................     103,500
       1,200        * eFunds Corp .................................       8,244
       1,900        * Electro Rent Corp ...........................      18,050
      19,200        * Enterasys Networks, Inc .....................      35,520
         400        * Entrust, Inc ................................       1,000
         400        * Filenet Corp ................................       4,196
       1,100        * Hall Kinion & Associates, Inc ...............       1,628
       5,300        * Harris Interactive, Inc .....................      29,044
       1,300        * Healthcare Services Group ...................      15,412
       2,200        * Heidrick & Struggles International, Inc .....      25,520
      10,500        * Homestore, Inc ..............................       5,880
       2,700        * iGate Corp ..................................       7,668
       5,100        * Imation Corp ................................     189,822
         200        * Infogrames, Inc .............................         356
       3,700        * Information Resources, Inc ..................       4,736
         300        * Inforte Corp ................................       1,773
      17,300        * Interland, Inc ..............................      11,418
         400        * Internet Security Systems, Inc ..............       3,972
         800          Interpool, Inc ..............................      10,760
       6,900        * Interwoven, Inc .............................      12,558
       1,500        * Keane, Inc ..................................      12,270
       1,300          Kelly Services, Inc (Class A) ...............      27,976
       1,600        * Keynote Systems, Inc ........................      14,880
       2,600        * Kforce, Inc .................................       7,020
       5,400        * Korn/Ferry International ....................      35,370
         600        * Lawson Software, Inc ........................       2,784
         500        * LendingTree, Inc ............................       5,835
       7,400        * Liberate Technologies .......................      15,466
         700        * Magma Design Automation, Inc ................       5,425
       1,300        * Mantech International Corp (Class A) ........      19,265
       3,800        * Manugistics Group, Inc ......................       8,664
         100        * Mapinfo Corp ................................         387
       1,400        * Matrixone, Inc ..............................       4,732
         500        * Medical Staffing Network Holdings, Inc ......       5,300
         600        * Memberworks, Inc ............................      12,534
       3,500        * MetaSolv, Inc ...............................       4,970
      13,500        * MPS Group, Inc ..............................      70,470
       2,600        * NCO Group, Inc ..............................      37,700
       1,300          NDCHealth Corp ..............................      21,801
       1,000        * Neoforma, Inc ...............................      12,660
       1,500        * Netegrity, Inc ..............................       5,565
       2,600        * NETIQ Corp ..................................      29,016
       1,100        * Netratings, Inc .............................       7,150
       1,800        * Netscout Systems, Inc .......................       5,020
      51,900        * Novell, Inc .................................     111,585
       2,300        * Nuance Communications, Inc ..................       5,014
      11,800        * Openwave Systems, Inc .......................      16,756
      16,900        * Parametric Technology Corp ..................      36,673
       2,900        * PC-Tel, Inc .................................      26,129
         700        * PDI, Inc ....................................       5,180
       3,600        * Pegasus Solutions, Inc ......................      40,320
       1,100        * Penton Media, Inc ...........................         605
         400        * PLATO Learning, Inc .........................       1,792
       1,600        * Protection One, Inc .........................       2,544
         700        * Proxymed, Inc ...............................       5,250
       2,900        * Quovadx, Inc ................................       5,597
       1,900        * R.H. Donnelley Corp .........................      56,392
       1,000        * Radisys Corp ................................       6,630
       5,800        * Raindance Communications, Inc ...............       9,744
       2,100        * Red Hat, Inc ................................      11,403
       4,200        * Register.com, Inc ...........................      23,184
         700        * Remedytemp, Inc (Class A) ...................       8,421
       3,700        * Rent-Way, Inc ...............................      13,320
         300        * Roxio, Inc ..................................       1,860
       5,100        * RSA Security, Inc ...........................      36,210
       6,900        * Sapient Corp ................................      10,557
       7,800        * Sitel Corp ..................................       8,190
      11,800       b* SONICblue, Inc ..............................         330
       4,300        * SonicWALL, Inc ..............................      15,480
       1,700        * SpeechWorks International, Inc ..............       3,944
       8,800        * Spherion Corp ...............................      34,936
       1,300        * SPSS, Inc ...................................      14,716
         200        * SRA International, Inc (Class A) ............       4,740
       4,300        * StorageNetworks, Inc ........................       3,870
       2,200        * Sykes Enterprises, Inc ......................       8,558
       2,000        * Systems & Computer Technology Corp ..........      15,300
       3,200        * TIBCO Software, Inc .........................      13,440
       1,400        * Transaction Systems Architects, Inc (Class A)       8,316
       1,000        * Trizetto Group, Inc .........................       4,130
       2,300        * United Online, Inc ..........................      39,652
       2,400        * Universal Compression Holdings, Inc .........      41,880
       9,100        * Valueclick, Inc .............................      27,573
         800        * Vastera, Inc ................................       3,048
         200        * Verint Systems, Inc .........................       3,380


                        SEE NOTES TO FINANCIAL STATEMENTS

152  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
       1,400        * Verity, Inc ................................. $    19,390
      16,300        * Vignette Corp ...............................      24,776
       4,800        * Vitria Technology, Inc ......................       3,264
       1,100        * Volt Information Sciences, Inc ..............      11,286
       2,000        * WatchGuard Technologies, Inc ................      12,000
       1,100        * webMethods, Inc .............................      10,043
       2,700        * Wind River Systems, Inc .....................       8,046
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         2,120,624
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--5.46%
      11,100        * Abgenix, Inc ................................      96,570
         800        * Acacia Research--CombiMatrix ................       1,504
       2,600        * Alexion Pharmaceuticals, Inc ................      31,616
       4,300          Alpharma, Inc (Class A) .....................      77,099
         400        * American Pharmaceutical Partners, Inc .......       7,660
       2,700        * Amylin Pharmaceuticals, Inc .................      43,740
       2,800          Arch Chemicals, Inc .........................      52,360
       2,800        * Arena Pharmaceuticals, Inc ..................      18,424
       3,164        * Arqule, Inc .................................       7,625
       2,100        * AVANIR Pharmaceuticals (Class A) ............       2,226
       2,800        * Avigen, Inc .................................       8,204
         400        * Bone Care International, Inc ................       2,852
       4,600          Calgon Carbon Corp ..........................      22,540
       1,300          Cambrex Corp ................................      31,226
       4,700        * Cell Genesys, Inc ...........................      34,733
       4,700        * Cell Therapeutics, Inc ......................      38,963
         600        * Chattem, Inc ................................       9,234
       1,200        * Cima Labs, Inc ..............................      26,040
         900        * Columbia Laboratories, Inc ..................       3,510
       6,500        * Corixa Corp .................................      44,460
      14,300          Crompton Corp ...............................      57,915
       5,700        * Cytec Industries, Inc .......................     158,745
         400        * Elizabeth Arden, Inc ........................       3,936
         400        * Eon Labs, Inc ...............................      10,680
         400        * EPIX Medical, Inc ...........................       3,200
       2,400        * Esperion Therapeutics, Inc ..................      23,880
       2,200          Ferro Corp ..................................      47,014
       2,300        * FMC Corp ....................................      36,064
       5,100        * Genzyme Corp (Biosurgery Division) ..........       6,023
       1,900          Georgia Gulf Corp ...........................      38,247
       5,200          Great Lakes Chemical Corp ...................     115,440
       3,300        * Guilford Pharmaceuticals, Inc ...............      12,210
       4,300          H.B. Fuller Co ..............................      99,416
         600        * Ilex Oncology, Inc ..........................       5,556
       2,900        * ImClone Systems, Inc ........................      48,082
       6,100        * Immunogen, Inc ..............................      14,274
         200        * Kos Pharmaceuticals, Inc ....................       3,494
       2,000        * Ligand Pharmaceuticals, Inc (Class B) .......      12,980
       1,900          MacDermid, Inc ..............................      38,855
      10,500        * Medarex, Inc ................................      33,915
       9,000          Millennium Chemicals, Inc ...................     105,120
       3,000          Minerals Technologies, Inc ..................     114,330
       5,500        * Nabi Biopharmaceuticals .....................      33,000
       1,600          Nature's Sunshine Products, Inc .............      14,032
       7,800        * Nektar Therapeutics .........................      49,296
       1,500        * Neose Technologies, Inc .....................      10,695
       1,300        * Neurogen Corp ...............................       4,732
       1,200          NL Industries, Inc ..........................      19,320
       1,500          Octel Corp ..................................      21,735
         512          Olin Corp ...................................       9,303
       6,100        * Omnova Solutions, Inc .......................      17,995
       2,000        * Onyx Pharmaceuticals, Inc ...................      16,660
       4,500        * OSI Pharmaceuticals, Inc ....................      72,000
      11,300        * PolyOne Corp ................................      44,070
       3,100        * Pozen, Inc ..................................      11,780
       7,600        * Praecis Pharmaceuticals, Inc ................      29,412
      12,700        * Protein Design Labs, Inc ....................      93,980
       1,300        * Revlon, Inc (Class A) .......................       3,588
       2,700        * Sepracor, Inc ...............................      36,558
      15,200          Solutia, Inc ................................      23,560
         900          Stepan Co ...................................      20,736
       4,118        * SuperGen, Inc ...............................      11,489
       2,200        * Tanox, Inc ..................................      28,490
       5,300        * Terra Industries, Inc .......................       7,208
         700        * Texas Biotechnology Corp ....................         868
       7,100        * Unifi, Inc ..................................      34,151
       2,300        * United Therapeutics Corp ....................      39,652
      11,800          USEC, Inc ...................................      64,900
       2,600        * Vical, Inc ..................................       6,578
       4,500          Wellman, Inc ................................      41,985
         200          West Pharmaceutical Services, Inc ...........       3,920
       6,300        * WR Grace & Co ...............................       9,324
         500        * Zymogenetics, Inc ...........................       4,600
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             2,335,579
                                                                    -----------
 COAL MINING--0.34%
       3,200          Arch Coal, Inc ..............................      60,832
       9,000          Massey Energy Co ............................      84,600
                                                                    -----------
                      TOTAL COAL MINING                                 145,432
                                                                    -----------
 COMMUNICATIONS--2.01%
         400        * Acme Communication, Inc .....................       2,580
       7,100        * Alamosa Holdings, Inc .......................       2,556
         900        * Alaska Communications Systems Group, Inc ....       1,800
       7,100        * Allegiance Telecom, Inc .....................       2,130
      13,700        * American Tower Corp (Class A) ...............      75,624
       1,900        * Boston Communications Group .................      29,754
      27,400        * Broadwing, Inc ..............................     109,600
       2,400          CT Communications, Inc ......................      22,944
         700        * Centennial Communications Corp ..............       1,267
      20,200        * Crown Castle International Corp .............     111,100
       3,400        * Crown Media Holdings, Inc (Class A) .........       9,350
       1,300        * Dobson Communications Corp (Class A) ........       4,238
         700        * Fisher Communications, Inc ..................      31,255
       2,000        * Golden Telecom, Inc .........................      29,800
       1,100          Gray Television, Inc (Class A) ..............      11,660
       3,000        * ITXC Corp ...................................       4,200
       8,900        * Infonet Services Corp (Class B) .............      11,392
       5,500        * Insight Communications Co, Inc ..............      65,725
       2,300          Liberty Corp ................................     100,280
       3,700        * Lightbridge, Inc ............................      23,606
       1,000        * Lodgenet Entertainment Corp .................       8,500
       3,100        * Mastec, Inc .................................       6,975
       2,400        * Net2Phone, Inc ..............................       8,016
       6,700        * PTEK Holdings, Inc ..........................      24,991
       1,900        * Paxson Communications Corp ..................       4,142
       3,900        * RCN Corp ....................................       2,808
       1,700        * Regent Communications, Inc ..................       8,075
       4,400        * Sinclair Broadcast Group, Inc (Class A) .....      34,584
       3,299        * Talk America Holdings, Inc ..................      23,914
       3,300        * Time Warner Telecom, Inc (Class A) ..........      10,692
      14,100        * Touch America Holdings, Inc .................       1,269
       8,000        * Ubiquitel, Inc ..............................       3,040
       1,900        * Wireless Facilities, Inc ....................      10,963
       7,800        * XM Satellite Radio Holdings, Inc ............      45,942
       1,300        * Young Broadcasting, Inc (Class A) ...........      15,899
                                                                    -----------
                      TOTAL COMMUNICATIONS                              860,671
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.57%
       2,000          1st Source Corp .............................      25,600
       1,300          ABC Bancorp .................................      17,797
         500          American National Bankshares, Inc ...........      12,345


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  153

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 DEPOSITORY INSTITUTIONS--(CONTINUED)
       1,100          BSB Bancorp, Inc ............................ $    23,838
       1,800          Banc Corp ...................................       8,946
         600          Bancfirst Corp ..............................      26,466
       1,700          Bank Mutual Corp ............................      42,959
       1,600          Bank Of Granite Corp ........................      26,576
         300          Bank Of The Ozarks, Inc .....................       8,358
       5,900          BankAtlantic Bancorp, Inc (Class A) .........      57,761
       3,100        * Bankunited Financial Corp (Class A) .........      54,715
       1,400          Banner Corp .................................      22,120
       8,900        * Bay View Capital Corp .......................      48,505
         900          Berkshire Hills Bancorp, Inc ................      20,700
         200          Boston Private Financial Holdings, Inc ......       2,992
         600          Bostonfed Bancorp, Inc ......................      13,716
         400          CB Bancshares, Inc ..........................      19,512
       1,100          CCBT Financial Cos, Inc .....................      24,200
       1,600          CFS Bancorp, Inc ............................      21,936
         200          CPB, Inc ....................................       5,090
         900          Camden National Corp ........................      22,635
       1,000          Capital City Bank Group, Inc ................      39,110
         600          Cascade Bancorp .............................       8,766
         300          Century Bancorp, Inc (Class A) ..............       8,205
         400          Charter Financial Corp ......................      12,124
       3,145          Chemical Financial Corp .....................      83,437
         109          Chittenden Corp .............................       2,849
       1,200          Citizens First Bancorp, Inc .................      23,280
         300          City Bank ...................................       6,750
       1,000          City Holding Co .............................      27,360
         500          Coastal Bancorp, Inc ........................      15,100
       1,800        * Columbia Banking System, Inc ................      24,750
       6,500          Commercial Federal Corp .....................     141,180
       1,600          Community Bank System, Inc ..................      50,288
       1,760          Community Trust Bancorp, Inc ................      44,440
       1,300          Corus Bankshares, Inc .......................      51,883
       1,600          East West Bancorp, Inc ......................      49,360
         700          FNB Corp (Virginia) .........................      19,565
         800          Farmers Capital Bank Corp ...................      25,600
       2,200          Fidelity Bankshares, Inc ....................      40,348
       1,000          First Bancorp (North Carolina) ..............      25,170
       4,400          First Charter Corp ..........................      76,824
         900          First Citizens Bancshares, Inc (Class A) ....      84,681
       8,500          First Commonwealth Financial Corp ...........      99,025
         600          First Community Bancshares, Inc .............      19,800
         900          First Essex Bancorp, Inc ....................      27,918
       2,200          First Federal Capital Corp ..................      44,682
       4,900          First Financial Bancorp .....................      77,714
       1,000          First Financial Bankshares, Inc .............      35,500
         900          First Financial Corp (Indiana) ..............      42,534
       1,600          First Financial Holdings, Inc ...............      39,472
       2,000          First Merchants Corp ........................      45,620
         440          First National Corp .........................      11,154
         400          First Oak Brook Bancshares, Inc .............      12,156
         300          First Of Long Island Corp ...................      10,335
       1,200        * First Republic Bank .........................      25,920
       3,300          First Sentinel Bancorp, Inc .................      45,606
         100          First State Bancorp .........................       2,139
       2,500        * FirstFed Financial Corp .....................      75,475
       1,100          Firstfed America Bancorp, Inc ...............      30,800
       1,800          Flagstar Bancorp, Inc .......................      47,466
       1,300          Flushing Financial Corp .....................      22,620
       1,100          GBC Bancorp .................................      26,565
         700          Glacier Bancorp, Inc ........................      18,732
       4,400          Gold Banc Corp, Inc .........................      35,244
       1,900          Hancock Holding Co ..........................      81,738
       2,400          Harbor Florida Bancshares, Inc ..............      56,064
       2,100          Hudson River Bancorp, Inc ...................      48,258
         800          IberiaBank Corp .............................      32,560
       1,575          Independent Bank Corp (Michigan) ............      31,658
       2,200          Integra Bank Corp ...........................      37,730
       2,000          Irwin Financial Corp ........................      38,980
         700        * Itla Capital Corp ...........................      23,135
       1,000          LSB Bancshares, Inc .........................      15,600
         200          Lakeland Financial Corp .....................       5,000
       1,800          MAF Bancorp, Inc ............................      60,570
       1,500          MB Financial, Inc ...........................      53,700
         900          Macatawa Bank Corp ..........................      19,368
         840          MainSource Financial Group, Inc .............      19,740
         200          Merchants Bancshares, Inc ...................       4,872
       2,900          Mid-State Bancshares ........................      48,459
         100          NASB Financial, Inc .........................       2,250
         800          NBC Capital Corp ............................      19,200
       2,100          NBT Bancorp, Inc ............................      36,603
       4,800          NetBank, Inc ................................      44,592
         700          OceanFirst Financial Corp ...................      15,043
       5,600        * Ocwen Financial Corp ........................      16,912
         700          Old Second Bancorp, Inc .....................      26,474
       1,200          Omega Financial Corp ........................      41,700
       1,600          PFF Bancorp, Inc ............................      51,344
         500        * Pacific Union Bank ..........................       5,785
         700          Parkvale Financial Corp .....................      15,400
         700          Partners Trust Financial Group, Inc .........      11,900
         700          Pennfed Financial Services, Inc .............      18,585
         700          Peoples Bancorp, Inc ........................      16,212
         800          Peoples Holding Co ..........................      34,080
       3,200          Provident Bankshares Corp ...................      73,856
         900          R & G Financial Corp (Class B) ..............      19,800
       5,720          Republic Bancorp, Inc .......................      67,382
         900          Republic Bancorp, Inc (Class A) (Kentucky) ..      10,350
         700          Republic Bancshares, Inc ....................      13,965
       1,900          Riggs National Corp .........................      27,265
         412          Royal Bancshares Of Pennsylvania (Class A) ..       8,018
         400          S & T Bancorp, Inc ..........................      10,228
       1,600          Santander Bancorp ...........................      21,376
       1,100          Seacoast Banking Corp Of Florida ............      21,329
       3,100          Seacoast Financial Services Corp ............      56,578
       1,000          Second Bancorp, Inc .........................      22,150
       1,000          Simmons First National Corp (Class A) .......      36,050
         536          Sky Financial Group, Inc ....................      10,543
       6,400          South Financial Group, Inc ..................     138,560
       1,800        * Southwest Bancorp Of Texas, Inc .............      54,054
         900          Southwest Bancorp, Inc ......................      20,520
       1,000          St. Francis Capital Corp ....................      22,830
         800          State Bancorp, Inc ..........................      14,800
         500          Staten Island Bancorp, Inc ..................       7,460
         960          Sterling Bancorp ............................      23,654
       2,800          Sterling Bancshares, Inc ....................      33,292
         600          Sterling Financial Corp (Pennsylvania) ......      13,524
       1,700        * Sterling Financial Corp (Spokane) ...........      36,074
         600          Summit Bancshares, Inc ......................      11,472
       1,000        * Sun Bancorp, Inc (New Jersey) ...............      14,660
         600          Sun Bancorp, Inc (Pennsylvania) .............      11,706
       1,980          Texas Regional Bancshares, Inc (Class A) ....      59,776
         300          Trico Bancshares ............................       7,590
       1,200          Troy Financial Corp .........................      30,636
       2,000          Trust Co Of New Jersey ......................      54,640
         800          U.S.B. Holding Co, Inc ......................      13,040
       2,400          UMB Financial Corp ..........................      88,080
       1,347          Umpqua Holdings Corp ........................      24,367
       1,000          Union Bankshares Corp .......................      26,808
       4,500          United Community Financial Corp .............      39,375


                       SEE NOTES TO FINANCIAL STATEMENTS

154  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 DEPOSITORY INSTITUTIONS--(CONTINUED)
       3,000          Unizan Financial Corp ....................... $    54,960
         100          Virginia Financial Group, Inc ...............       2,675
       3,300          W Holding Co, Inc ...........................      60,588
         300          WSFS Financial Corp .........................       9,480
         500          Warwick Community Bancorp ...................      14,800
       3,000          Wesbanco, Inc ...............................      70,410
       2,200          West Coast Bancorp ..........................      31,306
         700          Willow Grove Bancorp, Inc ...................      10,360
         400          Wintrust Financial Corp .....................      11,440
       1,000          Yardville National Bancorp ..................      17,010
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   4,526,663
                                                                    -----------
 EATING AND DRINKING PLACES--0.94%
       4,400          Bob Evans Farms, Inc ........................     105,996
       6,300        * CKE Restaurants, Inc ........................      27,720
         200        * Checkers Drive-In Restaurant ................       1,136
       1,500        * Dave & Buster's, Inc ........................      13,575
         700          IHOP Corp ...................................      15,778
       2,700        * Jack In The Box, Inc ........................      48,897
       3,000          Landry's Restaurants, Inc ...................      50,400
       2,300          Lone Star Steakhouse & Saloon, Inc ..........      48,737
       3,000        * Luby's, Inc .................................       3,960
         200        * O'Charley's, Inc ............................       3,834
         200        * Papa John's International, Inc ..............       5,006
         200        * Rare Hospitality International, Inc .........       5,568
       2,100        * The Steak n Shake Co ........................      19,194
       1,900        * Triarc Cos, Inc .............................      52,915
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  402,716
                                                                    -----------
 EDUCATIONAL SERVICES--0.03%
         800        * Sylvan Learning Systems, Inc ................      12,704
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                         12,704
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--7.30%
       9,000          AGL Resources, Inc ..........................     212,670
       1,900          American States Water Co ....................      45,410
       6,592          Atmos Energy Corp ...........................     140,146
       6,700          Avista Corp .................................      70,953
       2,200          Black Hills Corp ............................      60,478
       2,400          CH Energy Group, Inc ........................     100,080
       1,900          California Water Service Group ..............      48,925
         700          Cascade Natural Gas Corp ....................      13,580
       2,400        * Casella Waste Systems, Inc (Class A) ........      19,800
       1,600          Central Vermont Public Service Corp .........      27,520
       5,900          Cleco Corp ..................................      74,045
      10,000          DQE, Inc ....................................     121,900
       6,800        * El Paso Electric Co .........................      73,440
       3,200          Empire District Electric Co .................      56,320
       4,800          Energen Corp ................................     153,888
         200          EnergySouth, Inc ............................       5,290
       2,600          Laclede Group, Inc ..........................      60,320
         900          MGE Energy, Inc .............................      23,832
       2,200          NUI Corp ....................................      32,120
       3,500          New Jersey Resources Corp ...................     114,275
       4,200          Northwest Natural Gas Co ....................     105,420
       5,400        * Northwestern Corp ...........................      11,340
       9,200          Oneok, Inc ..................................     168,728
       5,200          PNM Resources, Inc ..........................     116,948
       4,300          Piedmont Natural Gas Co, Inc ................     153,295
       2,000          Resource America, Inc (Class A) .............      15,920
       2,700          SEMCO Energy, Inc ...........................       9,504
         300          SJW Corp ....................................      22,950
      14,800        * Sierra Pacific Resources ....................      47,064
       1,900          South Jersey Industries, Inc ................      59,945
       5,800        * Southern Union Co ...........................      70,470
       4,800          Southwest Gas Corp ..........................      97,680
       2,200          UGI Corp ....................................     100,540
       1,700          UIL Holdings Corp ...........................      58,990
       4,000          Unisource Energy Corp .......................      69,200
         500          Unitil Corp .................................      12,500
       6,900          WGL Holdings, Inc ...........................     182,781
       4,500          WPS Resources Corp ..........................     180,000
         600        * Waste Connections, Inc ......................      20,700
       8,200          Westar Energy, Inc ..........................      99,384
       2,000          Western Gas Resources, Inc ..................      65,100
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      3,123,451
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--4.46%
       2,700        * Acterna Corp ................................         165
       2,100        * Active Power, Inc ...........................       2,331
       2,900        * Adtran, Inc .................................     104,139
         100        * Advanced Power Technology, Inc ..............         306
       3,900        * Allen Telecom, Inc ..........................      38,025
       3,200        * Alliance Semiconductor Corp .................      10,240
       1,300        * American Superconductor Corp ................       4,719
       1,600        * Anadigics, Inc ..............................       3,392
       3,300        * Anaren Microwave, Inc .......................      28,545
       2,200          Applica, Inc ................................      10,758
       7,900        * Arris Group, Inc ............................      29,230
       4,300        * Artesyn Technologies, Inc ...................      13,330
       5,600        * Avanex Corp .................................       4,368
       1,500        * AXT, Inc ....................................       1,005
         200          Bel Fuse, Inc (Class B) .....................       4,020
       1,800        * Benchmark Electronics, Inc ..................      50,994
       3,300          C&D Technologies, Inc .......................      39,534
       1,600        * Caliper Technologies Corp ...................       5,600
       5,000        * Capstone Turbine Corp .......................       3,600
       2,300        * C-COR.net Corp ..............................       7,590
       4,400        * Checkpoint Systems, Inc .....................      43,296
       5,200        * Cree, Inc ...................................      96,304
       1,300          CTS Corp ....................................       7,930
       5,200        * DDI Corp ....................................         780
       1,300        * DSP Group, Inc ..............................      23,569
       1,400        * Dupont Photomasks, Inc ......................      28,084
         300        * Electro Scientific Industries, Inc ..........       3,768
       2,000        * Emcore Corp .................................       3,300
         500        * EMS Technologies, Inc .......................       6,980
         900        * Exar Corp ...................................      11,439
       8,700        * Finisar Corp ................................       6,786
       1,900        * FuelCell Energy, Inc ........................       9,595
         600        * Genlyte Group, Inc ..........................      19,842
       7,400        * GlobespanVirata, Inc ........................      33,300
       7,200        * GrafTech International Ltd ..................      20,520
       1,500        * Hexcel Corp .................................       4,365
       3,600        * Hutchinson Technology, Inc ..................      88,992
       3,600        * Integrated Silicon Solution, Inc ............       8,460
         100        * IXYS Corp ...................................         529
       6,000        * Lattice Semiconductor Corp ..................      45,240
       1,200        * Littelfuse, Inc .............................      21,468
         600          LSI Industries, Inc .........................       5,430
       2,700        * Magnetek, Inc ...............................       6,480
       1,500        * Manufacturers Services Ltd ..................       7,050
       3,000        * Mattson Technology, Inc .....................       5,460
         121        * Medis Technologies Ltd ......................         620
       2,500        * MEMC Electronic Materials, Inc ..............      28,125
         500        * Merix Corp ..................................       2,000
       4,900          Methode Electronics, Inc (Class A) ..........      39,690
       5,900        * Microtune, Inc ..............................      12,449
       2,100        * Moog, Inc (Class A) .........................      64,260
       4,900        * MRV Communications, Inc .....................       5,537
       1,400        * Mykrolis Corp ...............................      11,690
         700          National Presto Industries, Inc .............      18,305


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  155

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       3,200        * Netro Corp .................................. $     8,608
       5,200        * New Focus, Inc ..............................      16,224
       2,300        * Next Level Communications, Inc ..............       2,714
           9        * Novellus Systems, Inc .......................         245
       1,300        * ON Semiconductor Corp .......................       1,651
      14,600        * Oplink Communications, Inc ..................      14,308
       1,200        * Optical Communication Products, Inc .........       1,164
       2,400        * Paradyne Networks, Inc ......................       3,120
       1,800          Park Electrochemical Corp ...................      27,252
          33        * Parthusceva, Inc ............................         103
       2,500        * Pericom Semiconductor Corp ..................      19,450
         400        * Pixelworks, Inc .............................       2,200
         700        * Powell Industries, Inc ......................       9,758
       3,500        * Power-One, Inc ..............................      15,400
       3,400        * Proton Energy Systems .......................       8,364
      17,200        * Proxim Corp (Class A) .......................      10,320
       1,400        * Rayovac Corp ................................      15,190
       3,320        * Read-Rite Corp ..............................       2,158
       3,200          Regal-Beloit Corp ...........................      48,992
       5,600        * Remec, Inc ..................................      26,880
         900          Richardson Electronics Ltd ..................       7,462
       1,000        * Salton, Inc .................................      10,500
       1,600        * SBS Technologies, Inc .......................      11,632
       1,200        * Seachange International, Inc ................       8,676
       3,700        * Sipex Corp ..................................      13,875
       9,500        * Sirius Satellite Radio, Inc .................       6,935
       6,400        * Skyworks Solutions, Inc .....................      39,872
       2,400          Smith (A.O.) Corp ...........................      64,320
       1,900        * Standard Microsystems Corp ..................      28,861
       1,800        * Stoneridge, Inc .............................      17,334
      11,700        * Stratex Networks, Inc .......................      24,219
         530        * Stratos Lightwave, Inc ......................       1,654
         100        * Suntron Corp ................................         320
      16,900        * Sycamore Networks, Inc ......................      51,545
         400        * Synaptics, Inc ..............................       3,000
       3,100        * Technitrol, Inc .............................      45,384
       5,100        * Tellium, Inc ................................       2,703
       9,300        * Terayon Communication Systems, Inc ..........      15,903
       5,700        * Thomas & Betts Corp .........................      80,826
       3,100        * Three-Five Systems, Inc .....................      15,810
       1,800        * Tollgrade Communications, Inc ...............      25,830
       6,600        * Transmeta Corp ..............................       6,600
         200        * Trikon Technologies, Inc ....................         688
       3,300        * Triquint Semiconductor, Inc .................       9,306
         100        * TTM Technologies, Inc .......................         344
       4,800        * Turnstone Systems, Inc ......................      13,584
       9,700        * U.S. Industries, Inc ........................      38,412
         800        * Ulticom, Inc ................................       5,136
         900        * Viasat, Inc .................................      10,233
       1,600        * Vicor Corp ..................................       9,120
      13,400        * Vitesse Semiconductor Corp ..................      28,676
       1,000          Woodhead Industries, Inc ....................      11,890
       3,300        * Zomax, Inc ..................................       9,570
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   1,907,855
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--2.08%
       5,600        * Answerthink, Inc ............................      12,320
       4,600        * Applera Corp (Celera Genomics Group) ........      39,652
       2,100        * Applied Molecular Evolution .................       5,817
         500        * Baker (Michael) Corp ........................       4,310
       8,600        * Bio-Technology General Corp .................      23,134
       3,900        * CV Therapeutics, Inc ........................      70,317
      11,000        * Century Business Services, Inc ..............      28,270
         900        * Charles River Associates, Inc ...............      15,390
       1,100        * Ciphergen Biosystems, Inc ...................       6,204
       1,800        * Cornell Cos, Inc ............................      15,120
       4,100        * Corrections Corp Of America .................      71,586
       2,900        * CuraGen Corp ................................      11,890
       5,600        * Decode Genetics, Inc ........................      10,360
       1,100        * Deltagen, Inc ...............................         297
       1,700        * DiamondCluster International, Inc (Class A) .       2,380
         500        * Digitas, Inc ................................       1,615
       2,500        * Discovery Partners International, Inc .......       6,875
       1,100        * Diversa Corp ................................      10,296
       6,100        * Exelixis, Inc ...............................      40,626
         700        * First Consulting Group, Inc .................       4,550
       8,000        * Gartner, Inc (Class A) ......................      55,600
       3,900        * Gene Logic, Inc .............................      19,773
       9,500        * Incyte Corp .................................      28,405
       1,200        * Kendle International, Inc ...................       4,044
       4,800        * Lexicon Genetics, Inc .......................      19,152
         300        * MAXIMUS, Inc ................................       6,366
       4,100        * Maxygen, Inc ................................      29,848
       1,600        * Neopharm, Inc ...............................      18,416
       2,400        * Parexel International Corp ..................      32,928
         900        * Per-Se Technologies, Inc ....................       7,155
       3,400        * Pharmacopeia, Inc ...........................      29,818
         300        * Right Management Consultants, Inc ...........       3,897
         200        * Sangamo Biosciences, Inc ....................         574
         900        * Seattle Genetics, Inc .......................       2,142
       5,800        * Sequenom, Inc ...............................      10,666
       1,500        * Sourcecorp ..................................      21,015
       6,800        * Tetra Tech, Inc .............................      96,152
       9,900        * U.S. Oncology, Inc ..........................      70,290
       3,400        * URS Corp ....................................      39,202
         700        * Watson Wyatt & Co Holdings ..................      14,070
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         890,522
                                                                    -----------
 FABRICATED METAL PRODUCTS--1.19%
         800          Butler Manufacturing Co .....................      13,120
       1,500          CIRCOR International, Inc ...................      20,385
      22,800        * Crown Holdings, Inc .........................     128,136
         700        * Drew Industries, Inc ........................      10,647
       3,300        * Griffon Corp ................................      42,570
         700        * Gulf Island Fabrication, Inc ................      12,236
       1,200        * Ladish Co, Inc ..............................       5,340
       1,600        * Material Sciences Corp ......................      16,112
       1,500        * Mobile Mini, Inc ............................      23,970
       2,700        * NCI Building Systems, Inc ...................      41,877
       6,000        * Raytech Corp ................................      35,220
       1,700        * SPS Technologies, Inc .......................      41,480
       1,500        * Silgan Holdings, Inc ........................      33,255
         300          Sturm Ruger & Co, Inc .......................       2,628
       8,500        * Tower Automotive, Inc .......................      20,145
       1,200          Valmont Industries, Inc .....................      25,920
       1,400        * Water Pik Technologies, Inc .................       9,800
       1,700          Watts Industries, Inc (Class A) .............      26,486
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS .............     509,327
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--1.98%
         500        * American Italian Pasta Co (Class A) .........      21,625
       3,300        * Aurora Foods, Inc ...........................       1,254
       4,800          Corn Products International, Inc ............     139,968
      11,700        * Del Monte Foods Co ..........................      87,282
         100          Farmer Brothers Co ..........................      30,704
       3,000          Flowers Foods, Inc ..........................      82,170
       2,200        * International Multifoods Corp ...............      42,504
       3,600          Interstate Bakeries Corp ....................      37,800
         400        * J & J Snack Foods Corp ......................      12,128
       3,600          J.M. Smucker Co .............................     125,892
         100        * National Beverage Corp ......................       1,397
         300          Penford Corp ................................       3,591


                       SEE NOTES TO FINANCIAL STATEMENTS

156  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FOOD AND KINDRED PRODUCTS--(CONTINUED)
       2,100          Pilgrim's Pride Corp (Class B) .............. $    16,758
       4,300        * Ralcorp Holdings, Inc .......................     111,972
       1,300        * Robert Mondavi Corp (Class A) ...............      26,065
       5,000          Sensient Technologies Corp ..................     100,100
         600          Tasty Baking Co .............................       4,950
         400        * Topps Co, Inc ...............................       3,392
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   849,552
                                                                    -----------
 FOOD STORES--0.38%
       1,500        * 7-Eleven, Inc ...............................      10,440
       2,300        * Great Atlantic & Pacific Tea Co, Inc ........       9,913
       1,400          Ingles Markets, Inc (Class A) ...............      13,370
       4,200        * Pathmark Stores, Inc ........................      28,056
       1,500        * Penn Traffic Co .............................       1,860
       4,500          Ruddick Corp ................................      55,350
       1,400          Weis Markets, Inc ...........................      42,854
                                                                    -----------
                      TOTAL FOOD STORES                                 161,843
                                                                    -----------
 FURNITURE AND FIXTURES--0.21%
       1,400          Bassett Furniture Industries, Inc ...........      14,700
       1,200        * Bush Industries, Inc (Class A) ..............       1,956
       4,800          Kimball International, Inc (Class B) ........      66,965
         100          Stanley Furniture Co, Inc ...................       2,125
         500          Virco Manufacturing Corp ....................       4,820
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                       90,566
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.20%
         500        * EUniverse, Inc ..............................       2,545
       1,400          Haverty Furniture Cos, Inc ..................      15,050
         800        * Intertan, Inc ...............................       3,760
         300        * Linens `n Things, Inc .......................       6,096
       1,200        * Rex Stores Corp .............................      12,180
       5,100        * The Bombay Co, Inc ..........................      27,795
       2,300        * Trans World Entertainment Corp ..............       5,267
       2,400        * Tweeter Home Entertainment Group, Inc .......      11,448
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES         84,141
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--1.11%
       1,700        * Beazer Homes U.S.A., Inc ....................      99,977
         300        * Dominion Homes, Inc .........................       4,080
       1,800          M/I Schottenstein Homes, Inc ................      51,624
       2,800          MDC Holdings, Inc ...........................     107,464
         900        * Meritage Corp ...............................      30,177
         600        * Palm Harbor Homes, Inc ......................       8,472
       4,600          Standard-Pacific Corp .......................     117,346
         400        * Technical Olympic U.S.A., Inc ...............       6,740
       3,900          Walter Industries, Inc ......................      34,008
         600        * William Lyon Homes, Inc .....................      15,162
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS ..........     475,050
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.34%
       1,200        * Brookstone, Inc .............................      19,560
       5,500          Casey's General Stores, Inc .................      65,450
         500        * Pricesmart, Inc .............................       7,475
       4,100        * ShopKo Stores, Inc ..........................      47,765
       1,200        * Stein Mart, Inc .............................       6,120
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES ............     146,370
                                                                    -----------
 HEALTH SERVICES--0.60%
       5,300        * Beverly Enterprises, Inc ....................      10,706
         400        * Bio-Reference Labs, Inc .....................       1,676
       3,900        * Genesis Health Ventures, Inc ................      57,954
       4,100          Gentiva Health Services, Inc ................      34,399
       1,700        * Kindred Healthcare, Inc .....................      19,229
       3,300        * Magellan Health Services, Inc ...............         175
         400        * Matria Healthcare, Inc ......................       3,900
         900        * Medcath Corp ................................       4,644
         700        * National Healthcare Corp ....................      12,915
         100        * Option Care, Inc ............................         848
         600        * Pediatrix Medical Group, Inc ................      15,084
       2,000        * Prime Medical Services, Inc .................      14,740
         900        * RehabCare Group, Inc ........................      16,065
         700        * Specialty Laboratories, Inc .................       5,880
       2,500        * Sunrise Assisted Living, Inc ................      60,000
                                                                    -----------
                      TOTAL HEALTH SERVICES                             258,215
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.16%
       4,200          Granite Construction, Inc ...................      65,940
         200        * Insituform Technologies, Inc (Class A) ......       2,690
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING          68,630
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--16.16%
       1,200        * 4Kids Entertainment, Inc ....................      14,160
       1,800          Acadia Realty Trust .........................      14,436
       1,100          Alabama National Bancorp ....................      45,100
       1,500          Allegiant Bancorp, Inc ......................      25,350
       3,800          Amcore Financial, Inc .......................      82,726
       2,000          AMLI Residential Properties Trust ...........      42,100
       6,400          Anthracite Capital, Inc .....................      73,216
       3,500          Anworth Mortgage Asset Corp .................      45,710
       3,800          Apex Mortgage Capital, Inc ..................      22,838
       2,600          Associated Estates Realty Corp ..............      14,300
       2,200          Bedford Property Investors, Inc .............      57,508
       2,400          Boykin Lodging Co ...........................      17,688
       3,700          Brandywine Realty Trust .....................      81,400
         500          California First National Bancorp ...........       5,100
       3,000          Capital Automotive REIT .....................      74,820
         100          Capitol Bancorp Ltd .........................       2,115
       1,400          Capstead Mortgage Corp ......................      15,974
       2,800          CBL & Associates Properties, Inc ............     113,652
         600        * Cherokee, Inc ...............................       9,000
       2,100          Colonial Properties Trust ...................      69,468
       5,100          Commercial Net Lease Realty, Inc ............      77,010
         400          Community Banks, Inc ........................      11,640
       3,500          Community First Bankshares, Inc .............      89,425
       1,600          Connecticut Bancshares, Inc .................      66,448
       6,600          Cornerstone Realty Income Trust, Inc ........      45,936
       2,300          Corporate Office Properties Trust ...........      34,270
       1,000          Correctional Properties Trust ...............      20,640
       2,400          Eastgroup Properties, Inc ...................      61,344
       2,400          Entertainment Properties Trust ..............      63,600
       5,500          Equity Inns, Inc ............................      32,175
       2,300          Equity One, Inc .............................      35,167
       1,300          F & M Bancorp ...............................      57,213
       7,100        * FelCor Lodging Trust, Inc ...................      44,233
         700          First Defiance Financial Corp ...............      12,985
       1,600          First Indiana Corp ..........................      25,280
       1,700          First Place Financial Corp ..................      25,840
       8,400          Fremont General Corp ........................      58,380
      11,650          Friedman Billings Ramsey Group, Inc .........     105,433
       3,100          Gables Residential Trust ....................      82,956
       1,302          German American Bancorp .....................      22,850
         800          Gladstone Capital Corp ......................      12,864
       2,300          Glenborough Realty Trust, Inc ...............      35,558
         800          Glimcher Realty Trust .......................      15,360
       2,100          Great Lakes REIT ............................      29,799
       1,000        * Hawthorne Financial Corp ....................      29,560
       5,600          Health Care REIT, Inc .......................     146,720
       5,800          Healthcare Realty Trust, Inc ................     141,636
       2,500          Heritage Property Investment Trust ..........      62,625
       3,600          Home Properties Of New York, Inc ............     119,520
      18,500          HRPT Properties Trust .......................     157,435
       7,000          IMPAC Mortgage Holdings, Inc ................      90,930
       3,400          Innkeepers U.S.A. Trust .....................      22,100
       3,300          Investors Real Estate Trust .................      30,723


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  157

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
      12,842          iShares Russell 2000 Value Index Fund ....... $ 1,361,252
       2,300          Keystone Property Trust .....................      39,560
       3,400          Kilroy Realty Corp ..........................      75,140
       2,800          Koger Equity, Inc ...........................      42,840
       3,000          Kramont Realty Trust ........................      45,000
      19,700        * La Quinta Corp ..............................      60,085
       2,500          LaSalle Hotel Properties ....................      29,875
       3,900          Lexington Corporate Properties Trust ........      66,495
       2,500        * Local Financial Corp ........................      36,050
       1,900          LTC Properties, Inc .........................      11,951
         500          MASSBANK Corp ...............................      13,760
       6,300        * Meristar Hospitality Corp ...................      21,483
       4,900          MFA Mortgage Investments, Inc ...............      42,385
         300          Mid Atlantic Realty Trust ...................       5,469
       2,100          Mid-America Apartment Communities, Inc ......      49,770
       1,400          Mission West Properties, Inc ................      13,160
       4,000          National Health Investors, Inc ..............      61,400
         900          National Health Realty, Inc .................      11,988
       6,500          Nationwide Health Properties, Inc ...........      83,525
       1,400          Novastar Financial, Inc .....................      47,810
       2,900        * Omega Healthcare Investors, Inc .............       6,670
         700          Pacific Northwest Bancorp ...................      19,425
       5,105          Pan Pacific Retail Properties, Inc ..........     193,224
       1,200          Parkway Properties, Inc .....................      45,216
         700          Port Financial Corp .........................      33,453
       4,800          Post Properties, Inc ........................     115,920
       4,300          Prentiss Properties Trust ...................     116,530
       2,900        * Price Legacy Corp ...........................       7,395
         900          Prosperity Bancshares, Inc ..................      14,922
         100          Provident Bancorp, Inc ......................       3,150
       1,500          PS Business Parks, Inc ......................      44,625
         800        * Quaker City Bancorp, Inc ....................      27,152
       2,200          RAIT Investment Trust .......................      49,808
       1,200          Ramco-Gershenson Properties .................      26,364
       4,800          Realty Income Corp ..........................     171,600
       1,500          Redwood Trust, Inc ..........................      48,750
       3,900          RFS Hotel Investors, Inc ....................      37,830
       1,000          Sandy Spring Bancorp, Inc ...................      32,631
       1,200          Saul Centers, Inc ...........................      27,660
       6,300          Senior Housing Properties Trust .............      72,765
       1,100          Shurgard Storage Centers, Inc (Class A) .....      34,155
       1,400          Sizeler Property Investors ..................      13,006
       3,600          SL Green Realty Corp ........................     110,016
       2,100          Sovran Self Storage, Inc ....................      59,808
       3,500          Summit Properties, Inc ......................      64,750
         900          Sun Communities, Inc ........................      32,220
       1,000          Superior Financial Corp .....................      18,490
       5,500          Susquehanna Bancshares, Inc .................     113,960
       4,100          Taubman Centers, Inc ........................      69,823
       7,500          Thornburg Mortgage, Inc .....................     154,725
         200          Tompkins Trustco, Inc .......................       9,000
       2,700          U.S. Restaurant Properties, Inc .............      38,070
         400          United National Bancorp .....................       9,404
       1,300          Universal Health Realty Income Trust ........      33,670
       2,500          Urstadt Biddle Properties, Inc (Class A) ....      29,950
       7,900          Ventas, Inc .................................      91,640
       5,100          Waypoint Financial Corp .....................      88,026
         700        * Wellsford Real Properties, Inc ..............      10,164
         700          Westfield Financial, Inc ....................      10,780
       2,700          Winston Hotels, Inc .........................      17,874
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      6,917,935
                                                                    -----------
HOTELS AND OTHER LODGING PLACES--0.61%
         200        * Ameristar Casinos, Inc ......................       2,144
       3,900        * Boca Resorts, Inc (Class A) .................      42,939
       3,200        * Boyd Gaming Corp ............................      40,800
       2,900        * Choice Hotels International, Inc ............      70,702
       2,700          Marcus Corp .................................      36,720
       3,300        * Pinnacle Entertainment, Inc .................      16,104
       6,400        * Prime Hospitality Corp ......................      33,024
       1,200        * Vail Resorts, Inc ...........................      13,380
      20,300        * Wyndham International, Inc (Class A) ........       4,263
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             260,076
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.74%
       1,300        * Actuant Corp ................................      45,695
       4,000        * Advanced Digital Information Corp ...........      27,560
         800          Alamo Group, Inc ............................       9,328
       2,100        * Astec Industries, Inc .......................      12,201
         400        * Asyst Technologies, Inc .....................       2,168
         700        * Avocent Corp ................................      16,338
         800          Black Box Corp ..............................      23,704
       2,300          Briggs & Stratton Corp ......................      89,332
       3,700        * Brooks Automation, Inc ......................      35,779
       1,300          Cascade Corp ................................      18,720
       9,200        * Cirrus Logic, Inc ...........................      18,492
       1,900        * Columbus Mckinnon Corp ......................       3,059
       1,800        * Computer Network Technology Corp ............      12,384
         800        * Cuno, Inc ...................................      26,904
         100        * Dril-Quip, Inc ..............................       1,367
         600        * Electroglas, Inc ............................         528
       7,800        * Electronics For Imaging, Inc ................     137,974
       2,900        * Esterline Technologies Corp .................      49,039
       4,200        * FSI International, Inc ......................       9,786
       1,300        * Flow International Corp .....................       2,600
       2,200        * Gardner Denver, Inc .........................      40,480
         300          Gorman-Rupp Co ..............................       5,910
       1,500        * Handspring, Inc .............................         930
       4,900        * Hypercom Corp ...............................      18,375
       2,100          IDEX Corp ...................................      60,900
       5,200        * InFocus Corp ................................      25,688
       7,400        * Iomega Corp .................................      82,140
       6,100          JLG Industries, Inc .........................      28,792
       6,500        * Joy Global, Inc .............................      70,395
       2,000        * Kadant, Inc .................................      32,780
       2,900          Kaydon Corp .................................      54,578
       5,000          Kennametal, Inc .............................     140,650
       6,000          Lennox International, Inc ...................      86,400
         800          Lufkin Industries, Inc ......................      15,320
       1,400          Manitowoc Co, Inc ...........................      23,534
      24,800        * Maxtor Corp .................................     139,624
         400        * Mestek, Inc .................................       7,316
       2,800          Milacron, Inc ...............................      11,620
       3,900          Modine Manufacturing Co .....................      58,461
         500        * NATCO Group, Inc (Class A) ..................       2,825
         800          Nacco Industries, Inc (Class A) .............      36,800
       1,600          Nordson Corp ................................      38,544
       2,600        * Oil States International, Inc ...............      31,200
       2,875        * Palm, Inc ...................................      28,718
         300        * Paxar Corp ..................................       3,435
         700        * ProQuest Co .................................      14,469
      18,300        * Quantum Corp ................................      66,063
       3,400        * Rainbow Technologies, Inc ...................      32,062
       2,500        * Riverstone Networks, Inc ....................       3,500
       1,400          Robbins & Myers, Inc ........................      18,844
       2,200        * SCM Microsystems, Inc .......................       5,500
       4,000        * Sandisk Corp ................................      67,280
       1,300          Sauer-Danfoss, Inc ..........................      10,322
      26,900        * Silicon Graphics, Inc .......................      41,157
       1,400          Standex International Corp ..................      26,670
         900          Starrett (L.S.) Co (Class A) ................      12,600


                        SEE NOTES TO FINANCIAL STATEMENTS

158  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       3,900          Stewart & Stevenson Services, Inc ........... $    42,510
       7,800        * Surebeam Corp (Class A) .....................      27,378
       2,200          Tecumseh Products Co (Class A) ..............      90,156
         100          Tennant Co ..................................       3,150
       6,200        * Terex Corp ..................................      76,632
       1,900          Thomas Industries, Inc ......................      47,120
       1,100          Toro Co .....................................      77,055
       6,000        * UNOVA, Inc ..................................      32,220
       3,100        * Ultratech Stepper, Inc ......................      37,107
         400        * Veeco Instruments, Inc ......................       6,176
      11,900        * Western Digital Corp ........................     107,814
         700          Woodward Governor Co ........................      24,493
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        2,458,651
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--2.26%
       1,700        * Abiomed, Inc ................................       6,630
       1,300        * ADE Corp ....................................       7,735
         400        * Alaris Medical, Inc .........................       4,136
       4,400        * Align Technology, Inc .......................      26,620
         900          Analogic Corp ...............................      41,014
         800          Arrow International, Inc ....................      32,536
         300        * Arthrocare Corp .............................       3,741
         300        * Bruker AXS, Inc .............................         402
       1,400        * Cardiac Science, Inc ........................       3,192
       4,100        * Coherent, Inc ...............................      76,875
       1,200        * Cole National Corp ..........................      10,800
       3,300        * Concord Camera Corp .........................      16,533
       1,800        * Conmed Corp .................................      29,538
       6,500        * Credence Systems Corp .......................      44,200
       1,700          Datascope Corp ..............................      46,036
         700        * Dionex Corp .................................      23,121
       1,200        * DJ Orthopedics, Inc .........................       4,692
         700          EDO Corp ....................................      12,670
       1,700        * ESCO Technologies, Inc ......................      55,760
       2,300        * Hanger Orthopedic Group, Inc ................      26,289
         200        * Hologic, Inc ................................       1,722
         400        * Igen International, Inc .....................      14,156
         400        * Ii-Vi, Inc ..................................       6,640
       2,800        * Illumina, Inc ...............................       6,328
       6,400        * Input/Output, Inc ...........................      23,040
       2,500        * Ionics, Inc .................................      41,375
         200        * Kyphon, Inc .................................       1,756
         700        * LeCroy Corp .................................       6,818
       2,200        * LTX Corp ....................................      11,000
         300        * Molecular Devices Corp ......................       3,630
       1,300          Movado Group, Inc ...........................      24,700
       3,000          MTS Systems Corp ............................      32,400
       1,000        * Nanometrics, Inc ............................       3,900
       2,400        * Newport Corp ................................      28,344
       3,200        * Sola International, Inc .....................      39,552
       2,500        * Sybron Dental Specialties, Inc ..............      43,625
       3,900        * Theragenics Corp ............................      13,494
         700        * Therma-Wave, Inc ............................         315
       7,000        * Thoratec Corp ...............................      88,830
         700        * Trimble Navigation Ltd ......................      13,258
       3,000        * TriPath Imaging, Inc ........................      12,750
         200        * Varian, Inc .................................       5,732
       3,600        * Viasys Healthcare, Inc ......................      50,400
       2,300          X-Rite, Inc .................................      19,343
         600        * Zygo Corp ...................................       3,408
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS            969,036
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.04%
       1,400        * Clark/Bardes, Inc ...........................      16,744
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE        16,744
                                                                    -----------
 INSURANCE CARRIERS--3.90%
       2,300          Alfa Corp ...................................      26,705
         900        * American Medical Security Group, Inc ........      11,916
       1,300        * American Physicians Capital, Inc ............      27,560
       3,400          Argonaut Group, Inc .........................      29,070
       1,000          Baldwin & Lyons, Inc (Class B) ..............      19,850
       2,500        * CNA Surety Corp .............................      20,000
         200        * Centene Corp ................................       5,842
       2,600        * Ceres Group, Inc ............................       4,290
       3,500          Commerce Group, Inc .........................     119,700
       1,800          Delphi Financial Group, Inc (Class A) .......      70,524
         300          EMC Insurance Group, Inc ....................       5,670
       1,600          FBL Financial Group, Inc (Class A) ..........      31,600
       1,400        * FPIC Insurance Group, Inc ...................      10,402
       1,100          Financial Industries Corp ...................      15,884
       1,100          Great American Financial Resources, Inc .....      16,676
       4,300          Harleysville Group, Inc .....................     107,285
       5,100          Horace Mann Educators Corp ..................      66,912
         400          Independence Holding Co .....................       7,692
         500          Kansas City Life Insurance Co ...............      21,370
       2,600          Landamerica Financial Group, Inc ............     103,350
       1,100          Midland Co ..................................      19,690
         200          NYMAGIC, Inc ................................       3,870
         300        * National Western Life Insurance Co (Class A)       28,083
         600        * Navigators Group, Inc .......................      15,432
       2,300          Odyssey Re Holdings Corp ....................      41,515
       7,200        * Ohio Casualty Corp ..........................      93,024
       3,800          PMA Capital Corp (Class A) ..................      25,726
       5,000        * Pacificare Health Systems, Inc ..............     120,700
       2,400        * Philadelphia Consolidated Holding Corp ......      86,400
         900        * Pico Holdings, Inc ..........................      11,196
       3,000          Presidential Life Corp ......................      18,870
       3,400        * ProAssurance Corp ...........................      79,968
       2,200          RLI Corp ....................................      59,114
       3,800          Selective Insurance Group, Inc ..............      93,252
       1,700          State Auto Financial Corp ...................      28,781
       2,500        * Stewart Information Services Corp ...........      58,025
         900        * Triad Guaranty, Inc .........................      30,924
       5,600        * UICI ........................................      53,816
       1,000          United Fire & Casualty Co ...................      29,800
       3,200        * Universal American Financial Corp ...........      18,272
       5,100          Vesta Insurance Group, Inc ..................      11,424
       1,000          Zenith National Insurance Corp ..............      21,450
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        1,671,630
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.53%
       2,500          Brown Shoe Co, Inc ..........................      67,675
         800          K-Swiss, Inc (Class A) ......................      20,440
       2,000        * Maxwell Shoe Co, Inc (Class A) ..............      22,300
       1,200        * Steven Madden Ltd ...........................      18,804
       5,900          Wolverine World Wide, Inc ...................      98,825
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                228,044
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.21%
       7,000        * Champion Enterprises, Inc ...................      12,880
         700          Deltic Timber Corp ..........................      16,730
       1,200        * Modtech Holdings, Inc .......................       8,352
         900          Skyline Corp ................................      23,490
       1,900          Universal Forest Products, Inc ..............      29,450
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                     90,902
                                                                    -----------
 METAL MINING--0.16%
       1,200        * Cleveland-Cliffs, Inc .......................      22,380
       2,000          Southern Peru Copper Corp ...................      29,200
       6,400        * Stillwater Mining Co ........................      16,000
                                                                    -----------
                      TOTAL METAL MINING                                 67,580
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  159

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.50%
       2,700          Blyth, Inc .................................. $    68,661
       3,400        * Jakks Pacific, Inc ..........................      35,224
         500        * Johnson Outdoors, Inc (Class A) .............       4,450
       2,700        * K2, Inc .....................................      20,844
       1,200        * Lydall, Inc .................................      10,560
       1,000          Oneida Ltd ..................................      10,700
       1,600          Penn Engineering & Manufacturing Corp .......      18,432
       1,200          Russ Berrie & Co, Inc .......................      38,400
         600        * Steinway Musical Instruments, Inc ...........       8,862
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      216,133
                                                                    -----------
 MISCELLANEOUS RETAIL--0.93%
         300        * Alloy, Inc ..................................       1,503
       1,100          Blair Corp ..................................      25,861
       3,000          Cash America International, Inc .............      28,440
         750        * Coldwater Creek, Inc ........................       7,118
       4,100        * Drugstore.Com, Inc ..........................      15,703
         600        * Duane Reade, Inc ............................       7,608
         700        * Finlay Enterprises, Inc .....................       8,862
       2,300          Friedman's, Inc (Class A) ...................      22,080
         100        * Galyans Trading Co, Inc .....................       1,249
         100        * Gart Sports Co ..............................       1,908
       1,100          Hancock Fabrics, Inc ........................      15,290
       1,900        * Jo-Ann Stores, Inc (Class A) ................      38,000
       4,300          Longs Drug Stores Corp ......................      64,500
      16,300        * OfficeMax, Inc ..............................      83,945
         200        * Overstock.com, Inc ..........................       1,950
         800        * PC Connection, Inc ..........................       4,200
         200        * Sharper Image Corp ..........................       3,602
       5,000        * Stamps.com, Inc .............................      20,950
       2,500        * Summit America Television, Inc ..............       5,948
       2,300        * The Sports Authority, Inc ...................      16,054
       1,100          World Fuel Services Corp ....................      22,396
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        397,167
                                                                    -----------
 MOTION PICTURES--0.26%
       4,200        * AMC Entertainment, Inc ......................      36,414
         700        * Ascent Media Group, Inc .....................         812
         400        * Avid Technology, Inc ........................       8,856
         300        * Carmike Cinemas, Inc ........................       5,775
       3,300        * Hollywood Entertainment Corp ................      52,932
         300        * NetFlix, Inc ................................       6,105
                                                                    -----------
                      TOTAL MOTION PICTURES                             110,894
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.90%
       3,500          Advanta Corp (Class A) ......................      23,905
       4,600          American Capital Strategies Ltd .............     103,040
       5,900          Charter Municipal Mortgage Acceptance Co ....     103,663
       1,800        * CompuCredit Corp ............................      11,304
         500        * Credit Acceptance Corp ......................       2,450
       1,700        * DVI, Inc ....................................      14,535
       2,000          MCG Capital Corp ............................      19,980
       4,600          Metris Cos, Inc .............................      10,810
         300          New Century Financial Corp ..................       9,354
       3,700        * Saxon Capital, Inc ..........................      49,247
       1,400       b* Union Acceptance Corp (Class A) .............         322
         200        * WFS Financial, Inc ..........................       3,868
       1,200          Westcorp ....................................      22,284
       1,300        * World Acceptance Corp .......................      11,700
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  386,462
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
       2,700          Amcol International Corp ....................      15,336
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           15,336
                                                                    -----------
 OIL AND GAS EXTRACTION--2.63%
       2,200        * 3TEC Energy Corp ............................      33,132
       3,800          Cabot Oil & Gas Corp (Class A) ..............      91,200
       1,400          Chesapeake Energy Corp ......................      11,004
         100        * Cimarex Energy Co ...........................       1,945
       3,300        * Comstock Resources, Inc .....................      33,330
       3,400        * Denbury Resources, Inc ......................      36,822
       1,200        * Encore Acquisition Co .......................      22,140
       2,600        * Energy Partners Ltd .........................      26,520
       1,300        * Global Industries Ltd .......................       6,058
       6,100        * Hanover Compressor Co .......................      39,650
       2,700        * Harvest Natural Resources, Inc ..............      13,122
       1,000        * Horizon Offshore, Inc .......................       3,400
         400        * Houston Exploration Co ......................      10,800
       1,000        * Key Energy Services, Inc ....................      10,080
       5,100        * Meridian Resource Corp ......................       5,865
         800        * Newpark Resources, Inc ......................       3,624
       2,600        * Nuevo Energy Co .............................      35,230
       1,100        * Oceaneering International, Inc ..............      24,035
      10,600        * Parker Drilling Co ..........................      25,122
       1,100          Penn Virginia Corp ..........................      42,240
       1,800        * Plains Exploration & Production Co ..........      14,850
         400        * Quicksilver Resources, Inc ..................       9,508
       7,300        * Range Resources Corp ........................      41,683
         700        * Remington Oil & Gas Corp ....................      11,921
       2,600        * Seacor Smit, Inc ............................      91,000
         300        * Southwestern Energy Co ......................       3,930
         200        * Spinnaker Exploration Co ....................       3,884
       3,800          St. Mary Land & Exploration Co ..............      95,190
       1,700        * Stone Energy Corp ...........................      57,086
       3,300        * Swift Energy Co .............................      28,083
         300        * Syntroleum Corp .............................         771
         900        * Tetra Technologies, Inc .....................      20,700
       4,600        * Tom Brown, Inc ..............................     111,320
       2,300        * Transmontaigne, Inc .........................       9,683
       4,600        * Veritas DGC, Inc ............................      30,590
       6,100          Vintage Petroleum, Inc ......................      57,950
       3,000        * Westport Resources Corp .....................      60,450
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,123,918
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.92%
       4,000        * Buckeye Technologies, Inc ...................      19,000
       3,800        * Caraustar Industries, Inc ...................      25,726
       2,000          Chesapeake Corp .............................      33,780
         100          Glatfelter ..................................       1,066
       3,200        * Graphic Packaging International Corp ........      17,600
       1,900          Greif, Inc (Class A) ........................      34,162
       7,300          Longview Fibre Co ...........................      48,545
       4,000        * Playtex Products, Inc .......................      32,240
       2,400          Pope & Talbot, Inc ..........................      30,120
       4,100          Potlatch Corp ...............................      79,663
       1,700          Rock-Tenn Co (Class A) ......................      21,760
       4,800          Wausau-Mosinee Paper Corp ...................      48,960
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   392,622
                                                                    -----------
 PERSONAL SERVICES--0.62%
       5,600        * Alderwoods Group, Inc .......................      19,594
       1,200          Angelica Corp ...............................      20,460
         300          CPI Corp ....................................       3,939
       1,700          G & K Services, Inc (Class A) ...............      40,800
       1,800          Regis Corp ..................................      44,838
      42,000        * Service Corp International ..................     116,760
       1,100          Unifirst Corp ...............................      16,995
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           263,386
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

160  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

 PETROLEUM AND COAL PRODUCTS--0.26%
       1,400          Holly Corp .................................. $    40,096
       9,400        * Tesoro Petroleum Corp .......................      69,560
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 109,656
                                                                    -----------
 PRIMARY METAL INDUSTRIES--1.95%
       3,100          Belden, Inc .................................      33,325
       2,200        * Brush Engineered Materials, Inc .............      11,154
       6,300        * Cable Design Technologies Corp ..............      41,895
       2,800          Carpenter Technology Corp ...................      28,420
       1,600        * Century Aluminum Co .........................      10,160
       7,300        * CommScope, Inc ..............................      54,750
       1,000          Curtiss-Wright Corp .........................      60,500
       1,300        * Encore Wire Corp ............................      11,050
       1,200          Gibraltar Steel Corp ........................      22,368
       1,100        * Imco Recycling, Inc .........................       6,985
       3,600          Intermet Corp ...............................      13,104
         600        * Liquidmetal Technologies ....................       3,252
       1,000        * Lone Star Technologies, Inc .................      21,120
       4,000        * Mueller Industries, Inc .....................      99,880
       2,300        * NS Group, Inc ...............................      17,365
         600        * Northwest Pipe Co ...........................       7,440
       3,700        * Oregon Steel Mills, Inc .....................       8,695
       2,400          Quanex Corp .................................      76,080
       2,800        * RTI International Metals, Inc ...............      27,440
       1,300          Roanoke Electric Steel Corp .................      11,310
       3,100          Ryerson Tull, Inc ...........................      19,375
         600          Schnitzer Steel Industries, Inc (Class A) ...      14,545
       2,200        * Steel Dynamics, Inc .........................      25,630
       2,900          Texas Industries, Inc .......................      55,767
       3,400          Tredegar Corp ...............................      40,630
       9,500          Worthington Industries, Inc .................     113,335
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    835,575
                                                                    -----------
 PRINTING AND PUBLISHING--1.18%
       2,000          Banta Corp ..................................      58,960
       4,800          Bowne & Co, Inc .............................      48,000
         500          CSS Industries, Inc .........................      16,190
       1,600        * Consolidated Graphics, Inc ..................      26,896
       1,800          Harland (John H.) Co ........................      43,758
       2,100          Hollinger International, Inc ................      16,590
       4,000        * Journal Register Co .........................      61,040
       4,100        * Mail-Well, Inc ..............................       8,323
       6,000        * Primedia, Inc ...............................      14,700
       1,300          Pulitzer, Inc ...............................      56,641
         800          Standard Register Co ........................      11,920
       1,100        * Thomas Nelson, Inc ..........................       9,361
       5,300          Wallace Computer Services, Inc ..............     132,023
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     504,402
                                                                    -----------
 RAILROAD TRANSPORTATION--0.45%
       3,200          Florida East Coast Industries, Inc (Class A)       78,240
       1,100        * Genesee & Wyoming, Inc (Class A) ............      17,050
       8,600        * Kansas City Southern Industries, Inc ........      96,578
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     191,868
                                                                    -----------
 REAL ESTATE--0.65%
         600        * Avatar Holdings, Inc ........................      15,324
       2,800        * Insignia Financial Group, Inc ...............      30,632
       3,600        * Jones Lang LaSalle, Inc .....................      49,176
       3,300          LNR Property Corp ...........................     111,210
      13,600        * Stewart Enterprises, Inc (Class A) ..........      36,720
       4,200        * Trammell Crow Co ............................      33,432
                                                                    -----------
                      TOTAL REAL ESTATE                                 276,494
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.57%
       1,200        * Applied Films Corp ..........................      19,379
       1,500          Bandag, Inc .................................      47,835
       2,500        * Foamex International, Inc ...................       2,800
       2,700          Myers Industries, Inc .......................      25,785
       4,300          Schulman (A.), Inc ..........................      62,479
         200        * Skechers U.S.A., Inc (Class A) ..............       1,298
       1,200          Spartech Corp ...............................      23,208
         200        * Trex Co, Inc ................................       6,456
       3,100          Tupperware Corp .............................      42,842
       2,500        * Vans, Inc ...................................      10,600
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS  242,682
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--0.25%
         700        * BKF Capital Group, Inc ......................      11,375
         400          Jefferies Group, Inc ........................      14,380
      10,900        * Knight Trading Group, Inc ...................      42,510
      10,300        * SoundView Technology Group, Inc .............      13,184
       1,900          SWS Group, Inc ..............................      26,752
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              108,201
                                                                    -----------
 SOCIAL SERVICES--0.01%
       2,000        * Res-Care, Inc ...............................       5,840
                                                                    -----------
                      TOTAL SOCIAL SERVICES                               5,840
                                                                    -----------
 SPECIAL TRADE CONTRACTORS--0.60%
       1,400          Chemed Corp .................................      44,366
       5,800        * Comfort Systems U.S.A., Inc .................      12,818
       6,800        * Dycom Industries, Inc .......................      70,244
       2,000        * EMCOR Group, Inc ............................      96,500
       4,500        * Integrated Electrical Services, Inc .........      19,215
       4,600        * Quanta Services, Inc ........................      14,720
                                                                    -----------
                      TOTAL SPECIAL TRADE CONTRACTORS                   257,863
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.41%
         500          Ameron International Corp ...................      29,900
         300          Apogee Enterprises, Inc .....................       2,466
         800          Centex Construction Products, Inc ...........      28,800
       2,300          Florida Rock Industries, Inc ................      77,855
       2,900        * U.S. Concrete, Inc ..........................      12,180
       5,300       b* USG Corp ....................................      22,048
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             173,249
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.08%
       1,100        * Culp, Inc ...................................       4,906
       6,600        * Interface, Inc (Class A) ....................      21,780
       1,600          Quaker Fabric Corp ..........................       8,800
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                        35,486
                                                                    -----------
 TOBACCO PRODUCTS--0.28%
       3,200          Universal Corp ..............................     120,832
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            120,832
                                                                    -----------
 TRANSPORTATION BY AIR--0.70%
         400        * ATA Holdings Corp ...........................       1,500
       6,900          Airborne, Inc ...............................     135,309
       3,500        * Alaska Air Group, Inc .......................      54,810
       2,700        * Atlas Air Worldwide Holdings, Inc ...........       2,160
       3,300        * ExpressJet Holdings, Inc ....................      27,060
         900        * Frontier Airlines, Inc ......................       4,473
       1,500        * Mesaba Holdings, Inc ........................       8,445
       1,800        * Midwest Express Holdings, Inc ...............       2,322
       2,600        * Offshore Logistics, Inc .....................      46,930
         300        * Petroleum Helicopters (Vote) ................       7,935
       9,400       b* UAL Corp ....................................       7,896
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                       298,840
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.64%
       3,700        * AAR Corp ....................................      13,986
         100        * Aftermarket Technology Corp .................       1,130
       1,300          Arctic Cat, Inc .............................      20,293
       3,200        * BE Aerospace, Inc ...........................       6,080
       2,000          Coachmen Industries, Inc ....................      22,000


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  161

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TRANSPORTATION EQUIPMENT--(CONTINUED)
       1,000        * Ducommun, Inc ............................... $    10,200
       2,200        * Dura Automotive Systems, Inc ................      12,320
       3,700          Federal Signal Corp .........................      52,540
       5,000        * Fleetwood Enterprises, Inc ..................      20,300
       4,500          GenCorp, Inc ................................      28,125
       2,000          Heico Corp ..................................      17,800
       1,700        * IMPCO Technologies, Inc .....................       3,417
       3,100          Kaman Corp (Class A) ........................      30,318
         183          Magna International, Inc (Class A) ..........       9,567
       1,000        * Monaco Coach Corp ...........................      10,360
         800          Oshkosh Truck Corp ..........................      49,840
         900        * Sequa Corp (Class A) ........................      30,825
         900          Standard Motor Products, Inc ................       9,990
       1,200          Superior Industries International, Inc ......      43,716
       1,800        * Teledyne Technologies, Inc ..................      22,788
       5,400        * Tenneco Automotive, Inc .....................      12,204
       5,100          Trinity Industries, Inc .....................      87,822
       2,100        * Triumph Group, Inc ..........................      47,145
       3,100        * United Defense Industries, Inc ..............      67,084
       3,600        * Wabash National Corp ........................      22,680
       4,100          Wabtec Corp .................................      47,601
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    700,131
                                                                    -----------
 TRANSPORTATION SERVICES--0.22%
       3,600        * EGL, Inc ....................................      53,496
       1,700        * Navigant International, Inc .................      17,935
       3,900        * RailAmerica, Inc ............................      23,790
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                      95,221
                                                                    -----------
 TRUCKING AND WAREHOUSING--1.40%
       3,000          Arkansas Best Corp ..........................      76,260
         900        * Covenant Transport, Inc (Class A) ...........      15,291
       1,900        * Heartland Express, Inc ......................      36,442
       3,100        * Hunt (J.B.) Transport Services, Inc .........      83,452
         100        * P.A.M. Transportation Services ..............       2,188
       1,700          Roadway Corp ................................      56,984
       1,600        * SCS Transportation, Inc .....................      16,928
         800        * U.S. Xpress Enterprises, Inc (Class A) ......       6,048
       4,000          USFreightways Corp ..........................     101,240
       5,500          Werner Enterprises, Inc .....................     105,930
       4,100        * Yellow Corp .................................      98,933
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    599,696
                                                                    -----------
 WATER TRANSPORTATION--0.57%
       5,900          Alexander & Baldwin, Inc ....................     146,674
       1,100        * Kirby Corp ..................................      27,060
       3,800          Overseas Shipholding Group, Inc .............      63,460
       3,300        * Trico Marine Services, Inc ..................       8,547
                                                                    -----------
                      TOTAL WATER TRANSPORTATION                        245,741
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.38%
       1,600        * Alliance Imaging, Inc .......................       5,024
       4,500        * Anixter International, Inc ..................     102,015
       2,800          Applied Industrial Technologies, Inc ........      46,788
       2,300        * Audiovox Corp (Class A) .....................      17,043
       2,600        * Aviall, Inc .................................      20,124
       1,200          Barnes Group, Inc ...........................      25,392
       2,400        * Bell Microproducts, Inc .....................      12,264
       2,400          Carlisle Cos, Inc ...........................      97,176
         900        * Castle (A.M.) & Co ..........................       4,275
       3,500          Commercial Metals Co ........................      48,825
       3,300        * Compucom Systems, Inc .......................      11,550
         500          Compx International, Inc ....................       2,990
       1,600        * Department 56, Inc ..........................      15,712
       3,600        * Handleman Co ................................      52,920
       3,400          Hughes Supply, Inc ..........................      79,186
       2,500        * Imagistics International, Inc ...............      46,550
       1,400        * Insurance Auto Auctions, Inc ................      15,400
       1,200        * Keystone Automotive Industries, Inc .........      21,264
         600          Lawson Products, Inc ........................      15,642
       2,400        * MCSi, Inc ...................................         816
       2,100        * Nu Horizons Electronics Corp ................      10,311
       2,400          Owens & Minor, Inc ..........................      42,120
      10,100        * PSS World Medical, Inc ......................      65,852
       6,800          Pep Boys-Manny Moe & Jack ...................      51,680
       4,300          Pioneer-Standard Electronics, Inc ...........      36,292
       1,400        * Pomeroy Computer Resources, Inc .............       9,758
       3,500          Reliance Steel & Aluminum Co ................      52,850
      16,900        * Safeguard Scientifics, Inc ..................      23,829
         500        * Somera Communications, Inc ..................         465
       2,400        * TBC Corp ....................................      33,600
       2,500          Watsco, Inc .................................      34,200
       1,200        * Zoran Corp ..................................      15,492
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             1,017,405
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.36%
       4,000          Acuity Brands, Inc ..........................      53,800
         300          Advanced Marketing Services, Inc ............       3,357
       1,200        * Airgas, Inc .................................      22,212
         500        * Allscripts Healthcare Solutions, Inc ........       1,375
       6,100          DIMON, Inc ..................................      34,953
       2,500        * Daisytek International Corp .................       4,675
         800          Fleming Cos, Inc ............................         400
       3,400        * Hain Celestial Group, Inc ...................      51,374
         400        * Kenneth Cole Productions, Inc (Class A) .....       8,760
         400        * Maui Land & Pineapple Co ....................       7,860
       2,900        * Men's Wearhouse, Inc ........................      43,384
         400          Nash Finch Co ...............................       3,372
       4,600          Nu Skin Enterprises, Inc (Class A) ..........      46,322
       3,500          Russell Corp ................................      61,250
         600        * School Specialty, Inc .......................      10,662
       1,600        * Smart & Final, Inc ..........................       5,280
       1,700          Standard Commercial Corp ....................      26,673
       5,700          Stride Rite Corp ............................      48,450
       1,300        * Tractor Supply Co ...........................      42,926
       3,300        * United Stationers, Inc ......................      70,455
       3,180          Valhi, Inc ..................................      34,980
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            582,520
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $46,534,286)                            42,661,758
                                                                    -----------
                      TOTAL PORTFOLIO--99.66%
                       (COST $46,534,286)                            42,661,758
                      OTHER ASSETS & LIABILITIES, NET--0.34%            146,555
                                                                    -----------
                      NET ASSETS--100.00%                           $42,808,313
                                                                    ===========

----------
*  Non-income producing
b  In bankruptcy



                        SEE NOTES TO FINANCIAL STATEMENTS

162  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                               VALUE        %
--------------------------------------------------------------------------------
Common Stock:
Agricultural Production-Crops ...........................  $    117,541    0.16%
Agricultural Production-Livestock .......................         7,676    0.01
Agricultural Services ...................................        34,034    0.05
Amusement and Recreation Services .......................       638,525    0.88
Apparel and Accessory Stores ............................     1,229,391    1.70
Apparel and Other Textile Products ......................       281,769    0.39
Auto Repair, Services and Parking .......................        97,900    0.13
Automotive Dealers and Service Stations .................       159,447    0.22
Building Materials and Garden Supplies ..................       160,454    0.22
Business Services .......................................     6,853,070    9.42
Chemicals and Allied Products ...........................     4,991,113    6.86
Coal Mining .............................................       178,927    0.25
Communications ..........................................     1,513,185    2.08
Depository Institutions .................................     6,938,955    9.54
Eating and Drinking Places ..............................       936,342    1.29
Educational Services ....................................       478,900    0.66
Electric, Gas, and Sanitary Services ....................     3,270,739    4.50
Electronic and Other Electric Equipment .................     4,918,175    6.76
Engineering and Management Services .....................     2,267,829    3.12
Environmental Quality and Housing .......................           466    0.00
Fabricated Metal Products ...............................       595,187    0.82
Food and Kindred Products ...............................     1,217,774    1.67
Food Stores .............................................       278,454    0.38
Furniture and Fixtures ..................................        95,470    0.13
Furniture and Homefurnishings Stores ....................       314,866    0.43
General Building Contractors ............................       517,192    0.71
General Merchandise Stores ..............................       230,833    0.32
Health Services .........................................       954,550    1.31
Heavy Construction, Except Building .....................        99,691    0.14
Holding and Other Investment Offices ....................     8,572,746   11.78
Hotels and Other Lodging Places .........................       259,630    0.36
Industrial Machinery and Equipment ......................     3,598,751    4.95
Instruments and Related Products ........................     3,974,305    5.46
Insurance Agents, Brokers and Service ...................       162,994    0.22
Insurance Carriers ......................................     1,618,102    2.22
Justice, Public Order and Safety ........................        10,496    0.01
Leather and Leather Products ............................       219,093    0.30
Legal Services ..........................................        27,873    0.04
Lumber and Wood Products ................................       119,023    0.16
Metal Mining ............................................       123,461    0.17
Miscellaneous Manufacturing Industries ..................       502,189    0.69
Miscellaneous Retail ....................................       660,574    0.91
Motion Pictures .........................................       261,647    0.36
Nondepository Institutions ..............................       541,026    0.74
Nonmetallic Minerals, Except Fuels ......................        13,910    0.02
Oil and Gas Extraction ..................................     2,354,085    3.24
Paper and Allied Products ...............................       396,085    0.54
Personal Services .......................................       397,861    0.55
Petroleum and Coal Products .............................       290,062    0.40
Primary Metal Industries ................................     1,042,330    1.43
Printing and Publishing .................................       740,664    1.02
Railroad Transportation .................................       178,139    0.25
Real Estate .............................................       246,100    0.34
Rubber and Miscellaneous Plastics Products ..............       366,463    0.50
Security and Commodity Brokers ..........................       314,257    0.43
Social Services .........................................        40,511    0.06
Special Trade Contractors ...............................       227,677    0.31
Stone, Clay, and Glass Products .........................       391,294    0.54
Textile Mill Products ...................................        96,456    0.13
Tobacco Products ........................................       154,174    0.21
Transportation By Air ...................................       414,775    0.57
Transportation Equipment ................................     1,096,771    1.51
Transportation Services .................................       108,678    0.15
Trucking and Warehousing ................................       679,510    0.93%
Water Transportation ....................................       275,289    0.38
Wholesale Trade-Durable Goods ...........................     1,303,290    1.79
Wholesale Trade-Nondurable Goods ........................     1,196,239    1.64
                                                           ------------  ------
Total Common Stock (COST $75,035,615) ...................    72,354,985   99.46
                                                           ------------  ------
Total Portfolio (COST $75,035,615) ......................    72,354,985   99.46
OTHER ASSETS & LIABILITIES, NET .........................       395,726    0.54
                                                           ------------  ------
NET ASSETS ..............................................  $ 72,750,711  100.00%
                                                           ============  ======

                        -------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--99.46%
 AGRICULTURAL PRODUCTION-CROPS--0.16%
         423        Alico, Inc ...................................  $     10,262
       4,528        Delta & Pine Land Co .........................       102,378
       1,696      * Seminis, Inc (Class A) .......................         4,901
                                                                    ------------
                    TOTAL AGRICULTURAL PRODUCTION-CROPS                  117,541
                                                                    ------------
 AGRICULTURAL PRODUCTION-LIVESTOCK--0.01%
          38        Seaboard Corp ................................         7,676
                                                                    ------------
                    TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK                7,676
                                                                    ------------
 AGRICULTURAL SERVICES--0.05%
       2,200      * VCA Antech, Inc ..............................        34,034
                                                                    ------------
                    TOTAL AGRICULTURAL SERVICES                           34,034
                                                                    ------------
 AMUSEMENT AND RECREATION SERVICES--0.88%
       5,213      * Alliance Gaming Corp .........................        78,195
       3,071      * Argosy Gaming Co .............................        61,359
       4,216      * Aztar Corp ...................................        56,621
       3,802      * Bally Total Fitness Holding Corp .............        19,276
       1,330      * Championship Auto Racing Teams, Inc ..........         4,868
         742        Churchill Downs, Inc .........................        25,228
       1,300        Dover Downs Gaming & Entertainment, Inc ......        12,857
       1,917        Dover Motorsport, Inc ........................         6,096
       2,712      * Gaylord Entertainment Co .....................        48,680
       1,788      * Isle Of Capri Casinos, Inc ...................        20,866
       2,591      * MTR Gaming Group, Inc ........................        17,178
       5,451      * Magna Entertainment Corp (Class A) ...........        23,494
       1,261      * Multimedia Games, Inc ........................        24,249
       3,743      * Penn National Gaming, Inc ....................        66,438
       1,682        Speedway Motorsports, Inc ....................        39,678
       4,246      * Station Casinos, Inc .........................        89,633
       2,697      * WMS Industries, Inc ..........................        34,387
       1,230      * World Wrestling Federation Entertainment, Inc          9,422
                                                                    ------------
                    TOTAL AMUSEMENT AND RECREATION SERVICES              638,525
                                                                    ------------
 APPAREL AND ACCESSORY STORES--1.70%
       1,539      * Aeropostale, Inc .............................        20,392
       5,421      * AnnTaylor Stores Corp ........................       111,293
         538      * Bebe Stores, Inc .............................         6,348
         869      * Buckle, Inc ..................................        15,381
       2,201        Burlington Coat Factory Warehouse Corp .......        35,876
         318      * Cache, Inc ...................................         3,196
       2,000        Cato Corp (Class A) ..........................        38,080
         928      * Charlotte Russe Holding, Inc .................         7,498
      13,220      * Charming Shoppes, Inc ........................        46,270
       1,409      * Children's Place Retail Stores, Inc ..........        12,977
       2,893      * Christopher & Banks Corp .....................        51,206
       5,213        Claire's Stores, Inc .........................       123,079
         600        Deb Shops, Inc ...............................        11,209
       2,754      * Dress Barn, Inc ..............................        37,041
       1,594      * Factory 2-U Stores, Inc ......................         6,535
       2,185      * Finish Line, Inc (Class A) ...................        32,775
       2,481      * Footstar, Inc ................................        20,840
       2,478      * Genesco, Inc .................................        35,237
       1,947      * Goody's Family Clothing, Inc .................         7,846
       2,948      * Gymboree Corp ................................        44,338

                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  163

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 APPAREL AND ACCESSORY STORES--(CONTINUED)
       3,891      * Hot Topic, Inc ...............................  $     90,699
         500      * Mothers Work, Inc ............................        11,075
       1,265        Oshkosh B'gosh, Inc (Class A) ................        32,890
       5,571      * Pacific Sunwear Of California, Inc ...........       113,370
       8,319      * Payless Shoesource, Inc ......................       130,192
         887      * Shoe Carnival, Inc ...........................        13,500
       2,331      * Stage Stores, Inc ............................        49,371
       4,176      * Too, Inc .....................................        69,363
         915      * Urban Outfitters, Inc ........................        20,588
       3,146      * Wet Seal, Inc (Class A) ......................        22,966
       2,000      * Wilsons The Leather Experts, Inc .............         7,960
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                 1,229,391
                                                                    ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.39%
       3,199      * Collins & Aikman Corp ........................        13,020
       2,100      * DHB Industries, Inc ..........................         4,662
         923      * Guess?, Inc ..................................         3,286
       3,117        Kellwood Co ..................................        90,206
         604      * Mossimo, Inc .................................         2,911
       3,094      * Nautica Enterprises, Inc .....................        30,012
         747        Oxford Industries, Inc .......................        18,414
       2,841        Phillips-Van Heusen Corp .....................        35,086
       2,597      * Quiksilver, Inc ..............................        79,520
         800      * Tropical Sportswear International Corp .......         3,640
       2,300      * Westpoint Stevens, Inc .......................         1,012
                                                                    ------------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS             281,769
                                                                    ------------
 AUTO REPAIR, SERVICES AND PARKING--0.13%
       1,422      * Amerco, Inc ..................................         5,746
       2,146        Central Parking Corp .........................        21,460
       3,010      * Dollar Thrifty Automotive Group, Inc .........        50,117
         900      * Midas, Inc ...................................         6,570
         667      * Monro Muffler Brake, Inc .....................        14,007
                                                                    ------------
                    TOTAL AUTO REPAIR, SERVICES AND PARKING               97,900
                                                                    ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.22%
         951      * Asbury Automotive Group, Inc .................         7,608
       3,511      * CSK Auto Corp ................................        31,950
       2,310      * Group 1 Automotive, Inc ......................        49,434
       1,341      * Lithia Motors, Inc (Class A) .................        16,494
         902      * MarineMax, Inc ...............................         8,136
       2,081      * United Auto Group, Inc .......................        24,452
       1,276      * West Marine, Inc .............................        21,373
                                                                    ------------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS        159,447
                                                                    ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.22%
       1,505        Building Materials Holding Corp ..............        20,032
       1,764      * Central Garden & Pet Co ......................        38,173
      12,894      * Louisiana-Pacific Corp .......................       102,249
                                                                    ------------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES         160,454
                                                                    ------------
 BUSINESS SERVICES--9.42%
         988      * 3D Systems Corp ..............................         4,604
       1,745        Aaron Rents, Inc .............................        35,563
       4,642        ABM Industries, Inc ..........................        60,996
       2,417      * Acacia Research--Acacia Technologies .........         2,925
       8,577      * Acclaim Entertainment, Inc ...................         3,345
       5,430      * Actuate Corp .................................         7,542
       2,357      * Administaff, Inc .............................        14,731
       2,400      * Advo, Inc ....................................        79,200
       4,451      * Aether Systems, Inc ..........................        14,021
       4,649      * Agile Software Corp ..........................        29,847
      12,425      * Akamai Technologies, Inc .....................        17,519
         618      * Altiris, Inc .................................         7,719
       4,824      * American Management Systems, Inc .............        58,274
       1,816      * Ansys, Inc ...................................        43,493
       1,848      * Anteon International Corp ....................        41,488
       3,177      * APAC Customer Services, Inc ..................         7,371
       4,279      * Aquantive, Inc ...............................        19,042
       3,620      * Arbitron, Inc ................................       114,754
      32,871      * Ariba, Inc ...................................        92,696
       2,912      * Armor Holdings, Inc ..........................        29,120
      30,037      * Ascential Software Corp ......................        84,104
       3,565      * Asiainfo Holdings, Inc .......................        14,367
       6,475      * Aspect Communications Corp ...................        19,943
       4,706      * Aspen Technology, Inc ........................        11,294
       2,883      * At Road, Inc .................................        19,489
       1,841      * Barra, Inc ...................................        54,659
       7,472      * Borland Software Corp ........................        68,742
       2,265        Brady Corp (Class A) .........................        64,054
       3,503      * CACI International, Inc (Class A) ............       116,860
       1,068      * Caminus Corp .................................         9,495
       2,378      * Carreker Corp ................................         4,875
       1,510      * CCC Information Services Group, Inc ..........        24,432
       1,460      * CDI Corp .....................................        34,018
       4,396      * Chordiant Software, Inc ......................         4,880
       6,863      * Ciber, Inc ...................................        32,668
      15,298      * CNET Networks, Inc ...........................        38,398
       2,397      * Cognizant Technology Solutions Corp ..........       161,438
       3,863      * Computer Horizons Corp .......................        11,898
         370      * Computer Programs & Systems, Inc .............         9,065
       1,960      * Concord Communications, Inc ..................        16,797
       1,606      * CoStar Group, Inc ............................        35,844
       2,366      * Covansys Corp ................................         5,607
       3,974      * Cross County, Inc ............................        45,701
       1,024      * Cross Media Marketing Corp ...................           358
       1,925      * Datastream Systems, Inc ......................        13,129
       3,814      * Dendrite International, Inc ..................        32,419
       1,096      * Digimarc Corp ................................        12,757
       3,481      * Digital Insight Corp .........................        48,560
       3,602      * Digital River, Inc ...........................        49,311
         970      * DocuCorp International, Inc ..................         3,191
       5,274      * Documentum, Inc ..............................        69,195
      14,616      * DoubleClick, Inc .............................       113,566
         827      * Dynamics Research Corp .......................        10,801
       7,722      * E.piphany, Inc ...............................        30,734
      15,406      * Earthlink, Inc ...............................        88,585
       3,100      * Echelon Corp .................................        32,736
       4,258      * Eclipsys Corp ................................        33,941
       5,740      * eFunds Corp ..................................        39,434
       1,728      * Electro Rent Corp ............................        16,416
         989      * Embarcadero Technologies, Inc ................         6,251
      19,905      * Enterasys Networks, Inc ......................        36,824
       6,204      * Entrust, Inc .................................        15,510
       1,217      * EPIQ Systems, Inc ............................        23,366
       2,771      * eSpeed, Inc (Class A) ........................        32,227
      12,993      * Extreme Networks, Inc ........................        56,260
       2,731      * F5 Networks, Inc .............................        34,493
       2,565        Factset Research Systems, Inc ................        83,234
       1,789      * Fidelity National Information Solutions, Inc .        31,755
       4,103      * Filenet Corp .................................        43,040
       4,837      * Freemarkets, Inc .............................        26,458
         100        Grey Global Group, Inc .......................        61,699
       2,300      * GSI Commerce, Inc ............................         3,887
       1,240      * Hall Kinion & Associates, Inc ................         1,835
       4,558      * Harris Interactive, Inc ......................        24,978
       1,144      * Healthcare Services Group ....................        13,562
       2,229      * Heidrick & Struggles International, Inc ......        25,856
       9,530      * Homestore, Inc ...............................         5,337
       4,106      * Hyperion Solutions Corp ......................        99,571
         379      * ICT Group, Inc ...............................         3,661
       2,294      * iDine Rewards Network, Inc ...................        17,090


                        SEE NOTES TO FINANCIAL STATEMENTS

164  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 BUSINESS SERVICES--(CONTINUED)
       2,086      * IDX Systems Corp .............................  $     32,711
       2,484      * iGate Corp ...................................         7,055
       4,974      * I-many, Inc ..................................         3,731
       4,322      * Imation Corp .................................       160,865
         686      * Infogrames, Inc ..............................         1,221
       7,356      * Informatica Corp .............................        47,446
       3,377      * Information Resources, Inc ...................         4,323
         719      * Inforte Corp .................................         4,249
       3,160      * infoUSA, Inc .................................        15,168
       1,136      * Integral Systems, Inc ........................        24,083
       5,762      * Intergraph Corp ..............................        99,913
      15,097      * Interland, Inc ...............................         9,964
       4,689      * Internet Security Systems, Inc ...............        46,562
         692        Interpool, Inc ...............................         9,307
      13,071      * Interwoven, Inc ..............................        23,789
       1,877      * Intrado, Inc .................................        14,828
       3,448      * JDA Software Group, Inc ......................        34,859
       6,836      * Keane, Inc ...................................        55,918
       2,086        Kelly Services, Inc (Class A) ................        44,891
       2,400      * Keynote Systems, Inc .........................        22,320
       2,391      * Kforce, Inc ..................................         6,456
       4,654      * Korn/Ferry International .....................        30,484
       3,230      * Kroll, Inc ...................................        69,154
       2,426      * Kronos, Inc ..................................        85,031
       5,040      * Labor Ready, Inc .............................        28,728
       1,830      * Lawson Software, Inc .........................         8,491
      11,034      * Legato Systems, Inc ..........................        56,604
         869      * LendingTree, Inc .............................        10,141
       8,429      * Looksmart Ltd ................................        23,264
       4,985      * Macrovision Corp .............................        59,770
       2,280      * Magma Design Automation, Inc .................        17,670
       2,390      * Manhattan Associates, Inc ....................        41,897
       1,051      * Mantech International Corp (Class A) .........        15,575
       7,618      * Manugistics Group, Inc .......................        17,369
       1,970      * MAPICS, Inc ..................................        13,002
       1,862      * Mapinfo Corp .................................         7,206
       5,787      * Matrixone, Inc ...............................        19,560
       1,126        McGrath RentCorp .............................        25,448
         963      * Medical Staffing Network Holdings, Inc .......        10,208
       1,246      * MedQuist, Inc ................................        21,244
       1,059      * Memberworks, Inc .............................        22,123
       8,064      * Mentor Graphics Corp .........................        72,092
       3,566      * MetaSolv, Inc ................................         5,064
       9,511      * Micromuse, Inc ...............................        49,457
       3,605      * Midway Games, Inc ............................        11,933
      11,571      * MPS Group, Inc ...............................        60,401
       2,400      * MRO Software, Inc ............................        16,464
       3,136      * MSC.Software Corp ............................        24,304
         700      * Nassda Corp ..................................         4,620
       2,303      * NCO Group, Inc ...............................        33,394
       3,970        NDCHealth Corp ...............................        66,577
         921      * Neoforma, Inc ................................        11,660
       3,306      * Netegrity, Inc ...............................        12,265
       5,163      * NETIQ Corp ...................................        57,619
         996      * Netratings, Inc ..............................         6,474
       2,217      * Netscout Systems, Inc ........................         6,183
       1,324      * NetScreen Technologies, Inc ..................        22,217
       2,970      * NIC, Inc .....................................         5,198
       1,670      * Novadigm, Inc ................................         3,090
      44,706      * Novell, Inc ..................................        96,118
       3,558      * Nuance Communications, Inc ...................         7,756
       3,078      * NYFIX, Inc ...................................        11,419
       2,600      * On Assignment, Inc ...........................        10,998
       5,415      * Onyx Software Corp ...........................         4,765
      21,747      * Openwave Systems, Inc ........................        30,881
       1,247      * Opnet Technologies, Inc ......................         6,821
       6,488      * Overture Services, Inc .......................        98,423
       3,072      * Packeteer, Inc ...............................        30,106
      32,159      * Parametric Technology Corp ...................        69,785
       2,466      * PC-Tel, Inc ..................................        22,219
       1,473      * PDF Solutions, Inc ...........................         9,354
       1,010      * PDI, Inc .....................................         7,474
       1,032      * PEC Solutions, Inc ...........................        12,157
       3,058      * Pegasus Solutions, Inc .......................        34,250
         753      * Pegasystems, Inc .............................         3,004
       1,824      * Penton Media, Inc ............................         1,003
       3,195      * Phoenix Technologies Ltd .....................        13,579
       2,029      * PLATO Learning, Inc ..........................         9,090
      14,707      * Portal Software, Inc .........................        10,589
      15,600      * Priceline.com, Inc ...........................        25,584
       2,590      * Probusiness Services, Inc ....................        34,499
       3,866      * Progress Software Corp .......................        69,395
       1,455      * Protection One, Inc ..........................         2,313
         600      * Proxymed, Inc ................................         4,500
       1,680      * QRS Corp .....................................         8,249
       3,351      * Quadramed Corp ...............................         3,887
       4,575      * Quest Software, Inc ..........................        41,175
       2,572      * Quovadx, Inc .................................         4,964
       3,375      * R.H. Donnelley Corp ..........................       100,170
       2,122      * Radiant Systems, Inc .........................        15,703
       2,018      * Radisys Corp .................................        13,379
       5,328      * Raindance Communications, Inc ................         8,951
      14,254      * Red Hat, Inc .................................        77,399
      18,592      * Redback Networks, Inc ........................        10,783
       3,640      * Register.com, Inc ............................        20,093
         677      * Remedytemp, Inc (Class A) ....................         8,144
       1,260      * Renaissance Learning, Inc ....................        22,214
       3,145      * Rent-Way, Inc ................................        11,322
       6,436      * Retek, Inc ...................................        37,136
       1,440      * RMH Teleservices, Inc ........................         9,360
       2,611        Rollins, Inc .................................        60,131
       2,363      * Roxio, Inc ...................................        14,651
       5,564      * RSA Security, Inc ............................        39,504
       8,730      * S1 Corp ......................................        44,698
       1,678      * Sanchez Computer Associates, Inc .............         6,897
      10,321      * Sapient Corp .................................        15,791
       6,715      * Scansoft, Inc ................................        30,218
       3,615      * Secure Computing Corp ........................        13,303
       6,737      * Seebeyond Technology Corp ....................        13,609
       2,200      * Serena Software, Inc .........................        35,114
       6,967      * Sitel Corp ...................................         7,315
          20      * Skillsoft plc (ADR) ..........................            53
      10,567     b* SONICblue, Inc ...............................           296
       6,300      * SonicWALL, Inc ...............................        22,680
       5,531      * Sotheby's Holdings, Inc (Class A) ............        50,775
       3,184      * SpeechWorks International, Inc ...............         7,387
       7,256      * Spherion Corp ................................        28,806
       1,466      * SPSS, Inc ....................................        16,595
         820      * SRA International, Inc (Class A) .............        19,434
         970      * SS&C Technologies, Inc .......................        11,786
       1,279      * Startek, Inc .................................        29,225
       8,132      * StorageNetworks, Inc .........................         7,319
       2,988      * Sykes Enterprises, Inc .......................        11,623
       1,178      * Synplicity, Inc ..............................         3,758
         690      * Syntel, Inc ..................................        13,227
       3,817      * Systems & Computer Technology Corp ...........        29,200
       5,047      * Take-Two Interactive Software, Inc ...........       112,800
       1,515        Talx Corp ....................................        19,650
       4,803      * TeleTech Holdings, Inc .......................        26,080


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  165

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 BUSINESS SERVICES--(CONTINUED)
       4,853      * THQ, Inc .....................................  $     63,477
      10,186      * TIBCO Software, Inc ..........................        42,781
       1,778      * Tier Technologies, Inc (Class B) .............        17,993
       3,913      * Transaction Systems Architects, Inc (Class A)         23,243
         903      * Tripos, Inc ..................................         4,560
       3,727      * Trizetto Group, Inc ..........................        15,393
       3,965      * Tyler Technologies, Inc ......................        13,996
       2,562      * United Online, Inc ...........................        44,169
       2,230      * Universal Compression Holdings, Inc ..........        38,914
       7,898      * Valueclick, Inc ..............................        23,931
       3,946      * Vastera, Inc .................................        15,034
         556      * Verint Systems, Inc ..........................         9,396
       2,723      * Verity, Inc ..................................        37,714
       4,563      * Viewpoint Corp ...............................         2,099
      29,263      * Vignette Corp ................................        44,480
       4,668      * VitalWorks, Inc ..............................        17,925
       9,151      * Vitria Technology, Inc .......................         6,223
         982      * Volt Information Sciences, Inc ...............        10,075
       3,239      * WatchGuard Technologies, Inc .................        19,434
       2,853      * WebEx Communications, Inc ....................        29,500
       5,556      * webMethods, Inc ..............................        50,726
       2,897      * Websense, Inc ................................        42,499
       8,707      * Wind River Systems, Inc ......................        25,947
       1,900      * Witness Systems, Inc .........................         6,080
                                                                    ------------
                    TOTAL BUSINESS SERVICES                            6,853,070
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--6.86%
       9,927      * Abgenix, Inc .................................        86,365
       1,648      * Acacia Research--CombiMatrix .................         3,098
       3,846      * Adolor Corp ..................................        38,114
       2,552      * Albany Molecular Research, Inc ...............        38,050
       2,235      * Alexion Pharmaceuticals, Inc .................        27,178
       6,723      * Alkermes, Inc ................................        60,978
       2,828      * Allos Therapeutics, Inc ......................        11,312
       3,637        Alpharma, Inc (Class A) ......................        65,211
       1,050      * American Pharmaceutical Partners, Inc ........        20,108
       8,807      * Amylin Pharmaceuticals, Inc ..................       142,673
       2,683      * Aphton Corp ..................................         6,708
       2,470        Arch Chemicals, Inc ..........................        46,189
       2,398      * Arena Pharmaceuticals, Inc ...................        15,779
       2,613      * Arqule, Inc ..................................         6,297
       2,369      * Array Biopharma, Inc .........................        10,116
       3,269      * Atherogenics, Inc ............................        30,598
       2,517      * Atrix Laboratories, Inc ......................        35,364
       7,481      * AVANIR Pharmaceuticals (Class A) .............         7,930
       2,774      * Avigen, Inc ..................................         8,128
       1,492      * Benthley Pharmaceuticals, Inc ................        11,966
       4,866      * BioMarin Pharmaceutical, Inc .................        55,229
       2,300      * Biopure Corp .................................         7,682
       1,414      * Biosite, Inc .................................        54,312
       1,180      * Bone Care International, Inc .................         8,413
       1,019      * Bradley Pharmaceuticals, Inc .................        13,736
       4,124        Calgon Carbon Corp ...........................        20,208
       2,768        Cambrex Corp .................................        66,487
       4,052      * Cell Genesys, Inc ............................        29,944
       4,390      * Cell Therapeutics, Inc .......................        36,393
       1,276      * Chattem, Inc .................................        19,638
       1,744      * Cima Labs, Inc ...............................        37,845
       3,221      * Columbia Laboratories, Inc ...................        12,562
       3,776      * Connetics Corp ...............................        63,248
       5,674      * Corixa Corp ..................................        38,810
      14,191        Crompton Corp ................................        57,474
       3,632      * Cubist Pharmaceuticals, Inc ..................        29,092
       4,888      * Cytec Industries, Inc ........................       136,131
         514      * DEL Laboratories, Inc ........................         9,668
       1,448      * Digene Corp ..................................        23,950
       3,200      * Durect Corp ..................................         4,480
       1,605      * Elizabeth Arden, Inc .........................        15,793
         900      * Embrex, Inc ..................................         7,110
       5,298      * Enzon, Inc ...................................        60,132
       1,213      * Eon Labs, Inc ................................        32,387
       1,541      * EPIX Medical, Inc ............................        12,328
       3,606      * Esperion Therapeutics, Inc ...................        35,880
       3,993        Ferro Corp ...................................        85,330
       2,747      * First Horizon Pharmaceutical .................         6,950
       3,688      * FMC Corp .....................................        57,828
       5,260      * Genta, Inc ...................................        37,541
       4,620      * Genzyme Corp (Biosurgery Division) ...........         5,456
       3,389        Georgia Gulf Corp ............................        68,221
       3,048      * Geron Corp ...................................        16,124
       4,611        Great Lakes Chemical Corp ....................       102,364
       2,976      * Guilford Pharmaceuticals, Inc ................        11,011
       3,489        H.B. Fuller Co ...............................        80,666
       3,925      * Idexx Laboratories, Inc ......................       137,257
       4,000      * Ilex Oncology, Inc ...........................        37,040
       6,303      * ImClone Systems, Inc .........................       104,504
       1,288      * Immucor, Inc .................................        28,207
       5,412      * Immunogen, Inc ...............................        12,664
       5,339      * Immunomedics, Inc ............................        14,202
       3,216      * Impax Laboratories, Inc ......................        14,440
       4,660      * Indevus Pharmaceuticals, Inc .................        11,184
         402        Inter Parfums, Inc ...........................         2,955
       3,071      * InterMune, Inc ...............................        65,873
       1,137      * Inverness Medical Innovations, Inc ...........        22,751
       5,751      * Isis Pharmaceuticals, Inc ....................        20,589
         667      * Kos Pharmaceuticals, Inc .....................        11,652
       2,807      * KV Pharmaceutical Co (Class A) ...............        50,807
       5,524      * La Jolla Pharmaceutical Co ...................         9,336
         900      * Lannett Co, Inc ..............................         9,945
       1,231      * Lifecore Biomedical, Inc .....................         4,456
       6,365      * Ligand Pharmaceuticals, Inc (Class B) ........        41,309
       3,193        MacDermid, Inc ...............................        65,297
       2,457      * Martek Biosciences Corp ......................        70,074
       9,315      * Medarex, Inc .................................        30,087
       2,926      * Medicines Co .................................        54,541
       3,088      * MGI Pharma, Inc ..............................        38,940
       7,759        Millennium Chemicals, Inc ....................        90,625
       2,520        Minerals Technologies, Inc ...................        96,037
       4,763      * Nabi Biopharmaceuticals ......................        28,578
       3,135      * Napro Biotherapeutics, Inc ...................         2,038
         972      * Nastech Pharmaceutical Co ....................         8,262
       1,335        Nature's Sunshine Products, Inc ..............        11,708
       5,042      * NBTY, Inc ....................................        95,596
       7,106      * Nektar Therapeutics ..........................        44,910
       1,349      * Neose Technologies, Inc ......................         9,618
       3,469      * Neurocrine Biosciences, Inc ..................       144,935
       1,597      * Neurogen Corp ................................         5,813
       1,050        NL Industries, Inc ...........................        16,905
       2,558      * Noven Pharmaceuticals, Inc ...................        36,119
       3,618      * NPS Pharmaceuticals, Inc .....................        55,934
       1,300        Octel Corp ...................................        18,837
       6,263        Olin Corp ....................................       113,799
       4,878      * Omnova Solutions, Inc ........................        14,390
       1,995      * Onyx Pharmaceuticals, Inc ....................        16,618
       3,231      * OraSure Technologies, Inc ....................        18,869
       4,472      * OSI Pharmaceuticals, Inc .....................        71,552
       1,963      * Pain Therapeutics, Inc .......................         3,357
       1,705      * Penwest Pharmaceuticals Co ...................        27,280
      12,663      * Peregrine Pharmaceuticals, Inc ...............         6,332
       2,222      * Pharmaceutical Resources, Inc ................        94,391


                       SEE NOTES TO FINANCIAL STATEMENTS

166  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       1,144        PolyMedica Corp ..............................  $     34,835
       9,701      * PolyOne Corp .................................        37,834
       2,781      * Pozen, Inc ...................................        10,568
       6,678      * Praecis Pharmaceuticals, Inc .................        25,844
         974      * Progenics Pharmaceuticals ....................         4,305
      10,942      * Protein Design Labs, Inc .....................        80,971
         953        Quaker Chemical Corp .........................        19,441
       3,159      * Quidel Corp ..................................        10,456
       1,051      * Revlon, Inc (Class A) ........................         2,901
       2,194      * Salix Pharmaceuticals Ltd ....................        14,853
       3,252      * Sangstat Medical Corp ........................        31,902
       5,703      * Scios, Inc ...................................       251,274
       8,726      * Sepracor, Inc ................................       118,150
       2,663      * Serologicals Corp ............................        22,636
      13,123        Solutia, Inc .................................        20,341
         777        Stepan Co ....................................        17,902
       3,917      * SuperGen, Inc ................................        10,928
       1,644      * SurModics, Inc ...............................        50,816
       2,956      * Tanox, Inc ...................................        38,280
       4,799      * Terra Industries, Inc ........................         6,527
       5,387      * Texas Biotechnology Corp .....................         6,680
       6,169      * Unifi, Inc ...................................        29,673
       1,924      * United Therapeutics Corp .....................        33,170
      10,019        USEC, Inc ....................................        55,105
       2,344      * Vical, Inc ...................................         5,930
       2,630      * Vicuron Pharmaceuticals, Inc .................        28,483
       1,074      * Virbac Corp ..................................         5,606
       3,930        Wellman, Inc .................................        36,667
       1,613        West Pharmaceutical Services, Inc ............        31,615
       1,912      * Women First Healthcare, Inc ..................           956
       8,068      * WR Grace & Co ................................        11,941
       1,231      * Zymogenetics, Inc ............................        11,325
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                4,991,113
                                                                    ------------
 COAL MINING--0.25%
       5,587        Arch Coal, Inc ...............................       106,209
       7,736        Massey Energy Co .............................        72,718
                                                                    ------------
                    TOTAL COAL MINING                                    178,927
                                                                    ------------
 COMMUNICATIONS--2.08%
       1,136      * Acme Communication, Inc ......................         7,327
       3,009      * AirGate PCS, Inc .............................           752
       9,099      * Alamosa Holdings, Inc ........................         3,276
         759      * Alaska Communications Systems Group, Inc .....         1,518
      13,476      * Allegiance Telecom, Inc ......................         4,043
      19,911      * American Tower Corp (Class A) ................       109,909
         719      * Beasley Broadcast Group, Inc (Class A) .......         6,981
       1,580      * Boston Communications Group ..................        24,743
      23,608      * Broadwing, Inc ...............................        94,432
       1,238      * Centennial Communications Corp ...............         2,241
       1,340      * Commonwealth Telephone Enterprises, Inc ......        52,019
      25,216      * Crown Castle International Corp ..............       138,688
       3,085      * Crown Media Holdings, Inc (Class A) ..........         8,484
       2,070        CT Communications, Inc .......................        19,789
         610      * Fisher Communications, Inc ...................        27,237
      10,905      * Foundry Networks, Inc ........................        87,676
       5,098      * General Communication, Inc (Class A) .........        30,333
       1,734      * Golden Telecom, Inc ..........................        25,837
       1,093        Gray Television, Inc (Class A) ...............        11,586
       1,721        Hickory Tech Corp ............................        15,439
       7,740      * Infonet Services Corp (Class B) ..............         9,907
       5,089      * Insight Communications Co, Inc ...............        60,814
       2,400      * ITXC Corp ....................................         3,360
         700      * j2 Global Communications, Inc ................        19,943
       2,200        Liberty Corp .................................        95,920
       3,481      * Lightbridge, Inc .............................        22,209
       1,359      * Lodgenet Entertainment Corp ..................        11,552
       2,471      * Mastec, Inc ..................................         5,560
       6,611      * Mediacom Communications Corp .................        58,177
       2,282      * Metro One Telecommunications, Inc ............        11,364
       2,075      * Net2Phone, Inc ...............................         6,931
       8,337      * Nextel Partners, Inc (Class A) ...............        42,018
       1,848        North Pittsburgh Systems, Inc ................        24,966
       3,786      * Paxson Communications Corp ...................         8,253
       5,941      * Price Communications Corp ....................        71,054
       5,821      * PTEK Holdings, Inc ...........................        21,712
       7,881      * RCN Corp .....................................         5,674
       3,289      * Regent Communications, Inc ...................        15,623
       1,839      * Saga Communications, Inc (Class A) ...........        31,815
       1,075      * Salem Communications Corp (Class A) ..........        17,523
         400        Shenandoah Telecom Co ........................        10,908
       3,794      * Sinclair Broadcast Group, Inc (Class A) ......        29,821
       4,447      * Spanish Broadcasting System, Inc (Class A) ...        27,305
       1,638        SureWest Communications ......................        44,799
       2,828      * Talk America Holdings, Inc ...................        20,500
       5,548      * Time Warner Telecom, Inc (Class A) ...........        17,976
       2,767      * Tivo, Inc ....................................        14,167
      12,774      * Touch America Holdings, Inc ..................         1,150
       2,500      * Triton PCS Holdings, Inc (Class A) ...........         5,500
      10,958      * U.S. Unwired, Inc (Class A) ..................         3,287
       7,222      * Ubiquitel, Inc ...............................         2,744
       6,571      * Western Wireless Corp (Class A) ..............        36,929
       2,851      * Wireless Facilities, Inc .....................        16,450
       7,481      * XM Satellite Radio Holdings, Inc .............        44,063
       1,709      * Young Broadcasting, Inc (Class A) ............        20,901
                                                                    ------------
                    TOTAL COMMUNICATIONS                               1,513,185
                                                                    ------------
 DEPOSITORY INSTITUTIONS--9.54%
       1,783        1st Source Corp ..............................        22,822
       1,221        ABC Bancorp ..................................        16,715
         719        American National Bankshares, Inc ............        17,752
       2,593        Anchor Bancorp Wisconsin, Inc ................        56,916
         777        Arrow Financial Corp .........................        22,261
       1,063        BSB Bancorp, Inc .............................        23,036
       1,613        Banc Corp ....................................         8,017
         478        Bancfirst Corp ...............................        21,085
       1,372        Bank Mutual Corp .............................        34,670
       1,675        Bank Of Granite Corp .........................        27,822
         549        Bank Of The Ozarks, Inc ......................        15,295
       5,137        BankAtlantic Bancorp, Inc (Class A) ..........        50,291
         902        Banknorth Group, Inc .........................        19,673
       2,631      * Bankunited Financial Corp (Class A) ..........        46,437
       1,273        Banner Corp ..................................        20,113
       7,732      * Bay View Capital Corp ........................        42,139
         770        Berkshire Hills Bancorp, Inc .................        17,710
       2,367        Boston Private Financial Holdings, Inc .......        35,410
         486        Bostonfed Bancorp, Inc .......................        11,110
         460        Bryn Mawr Bank Corp ..........................        16,477
         411        CB Bancshares, Inc ...........................        20,049
       1,065        CCBT Financial Cos, Inc ......................        23,430
       1,483        CFS Bancorp, Inc .............................        20,332
       1,735        CPB, Inc .....................................        44,156
       4,057        CVB Financial Corp ...........................        78,625
         990        Camden National Corp .........................        24,899
         863        Capital City Bank Group, Inc .................        33,752
       1,539        Cascade Bancorp ..............................        22,485
       1,900        Cathay Bancorp, Inc ..........................        74,176
       1,009      * Central Coast Bancorp ........................        16,043
         394        Century Bancorp, Inc (Class A) ...............        10,776
         491        Charter Financial Corp .......................        14,882
       2,919        Chemical Financial Corp ......................        77,441


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  167

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
       4,056        Chittenden Corp ..............................  $    106,024
       1,059        Citizens First Bancorp, Inc ..................        20,545
         936        City Bank ....................................        21,060
       2,081        City Holding Co ..............................        56,936
         916        CoBiz, Inc ...................................        12,732
         469        Coastal Bancorp, Inc .........................        14,164
       1,027        Coastal Financial Corp .......................        12,129
         710        Columbia Bancorp .............................        17,395
       1,636      * Columbia Banking System, Inc .................        22,495
       5,588        Commercial Federal Corp ......................       121,371
       1,398        Community Bank System, Inc ...................        43,939
       1,549        Community Trust Bancorp, Inc .................        39,112
       1,109        Corus Bankshares, Inc ........................        44,260
       2,800        Dime Community Bancshares ....................        63,924
       2,907        East West Bancorp, Inc .......................        89,681
       1,759      * Euronet Worldwide, Inc .......................        14,072
         720        FNB Corp (Virginia) ..........................        20,124
         756        Farmers Capital Bank Corp ....................        24,192
       1,942        Fidelity Bankshares, Inc .....................        35,616
         955        Financial Institutions, Inc ..................        18,928
         896        First Bancorp (North Carolina) ...............        22,552
       4,101        First Bancorp (Puerto Rico) ..................       110,645
       1,110        First Busey Corp (Class A) ...................        25,974
       3,801        First Charter Corp ...........................        66,365
         749        First Citizens Bancshares, Inc (Class A) .....        70,473
       7,244        First Commonwealth Financial Corp ............        84,393
       1,300        First Community Bancorp ......................        37,584
       1,087        First Community Bancshares, Inc ..............        35,871
         820        First Essex Bancorp, Inc .....................        25,436
       2,115        First Federal Capital Corp ...................        42,956
       4,436        First Financial Bancorp ......................        70,355
       1,524        First Financial Bankshares, Inc ..............        54,102
         844        First Financial Corp (Indiana) ...............        39,887
       1,653        First Financial Holdings, Inc ................        40,780
       1,784        First Merchants Corp .........................        40,693
         941        First National Corp ..........................        23,854
         532        First Oak Brook Bancshares, Inc ..............        16,167
         431        First Of Long Island Corp ....................        14,848
       1,271      * First Republic Bank ..........................        27,454
       3,057        First Sentinel Bancorp, Inc ..................        42,248
         349        First South Bancorp, Inc .....................        11,433
         725        First State Bancorp ..........................        15,508
       2,130      * FirstFed Financial Corp ......................        64,305
         899        Firstfed America Bancorp, Inc ................        25,172
       1,962        Flagstar Bancorp, Inc ........................        51,738
       1,232        Flushing Financial Corp ......................        21,437
         337        Franklin Financial Corp ......................         9,813
       1,992        Frontier Financial Corp ......................        49,103
         951        GBC Bancorp ..................................        22,967
       1,957        Glacier Bancorp, Inc .........................        52,369
       4,162        Gold Banc Corp, Inc ..........................        33,338
         701        Great Southern Bancorp, Inc ..................        25,937
       1,643        Hancock Holding Co ...........................        70,682
       1,079        Hanmi Financial Corp .........................        18,343
       2,622        Harbor Florida Bancshares, Inc ...............        61,250
       2,357        Harleysville National Corp ...................        57,346
       1,879        Hudson River Bancorp, Inc ....................        43,179
       1,327        Humboldt Bancorp .............................        16,933
         742        IberiaBank Corp ..............................        30,199
       1,483        Independent Bank Corp (Massachusetts) ........        29,675
       2,274        Independent Bank Corp (Michigan) .............        45,707
       1,906        Integra Bank Corp ............................        32,688
       1,926      * Intercept, Inc ...............................         7,916
       1,060        Interchange Financial Services Corp ..........        18,179
       2,798        International Bancshares Corp ................       108,590
       1,897        Irwin Financial Corp .........................        36,973
         568      * Itla Capital Corp ............................        18,772
       1,043        LSB Bancshares, Inc ..........................        16,271
       1,440        Lakeland Bancorp, Inc ........................        22,896
         631        Lakeland Financial Corp ......................        15,775
       2,337        MAF Bancorp, Inc .............................        78,640
       1,394        MB Financial, Inc ............................        49,905
         825        Macatawa Bank Corp ...........................        17,754
       1,287        Main Street Banks, Inc .......................        23,745
         725        MainSource Financial Group, Inc ..............        17,038
         494        Merchants Bancshares, Inc ....................        12,034
       2,965        Mid-State Bancshares .........................        49,545
       1,258        Midwest Banc Holdings, Inc ...................        22,921
         377        NASB Financial, Inc ..........................         8,483
         858        NBC Capital Corp .............................        20,592
       3,689        NBT Bancorp, Inc .............................        64,299
         984        Nara Bancorp, Inc ............................        12,526
       2,305        National Penn Bancshares, Inc ................        62,350
       6,028        NetBank, Inc .................................        56,000
       1,332        Northwest Bancorp, Inc .......................        21,538
       1,284        OceanFirst Financial Corp ....................        27,593
       4,595      * Ocwen Financial Corp .........................        13,877
         853        Old Second Bancorp, Inc ......................        32,260
       1,013        Omega Financial Corp .........................        35,202
       1,397        PFF Bancorp, Inc .............................        44,830
       4,307        Pacific Capital Bancorp ......................       127,659
       1,309      * Pacific Union Bank ...........................        15,145
         592        Parkvale Financial Corp ......................        13,024
         812        Partners Trust Financial Group, Inc ..........        13,804
         740        Peapack Gladstone Financial Corp .............        18,537
         614        Pennfed Financial Services, Inc ..............        16,302
         858        Pennrock Financial Services Corp .............        24,110
       1,156        Peoples Bancorp, Inc .........................        26,773
         691        Peoples Holding Co ...........................        29,437
       2,939        Provident Bankshares Corp ....................        67,832
       1,853        R & G Financial Corp (Class B) ...............        40,766
       6,446        Republic Bancorp, Inc ........................        75,934
         871        Republic Bancorp, Inc (Class A) (Kentucky) ...        10,017
         616        Republic Bancshares, Inc .....................        12,289
       1,721        Riggs National Corp ..........................        24,696
         647        Royal Bancshares Of Pennsylvania (Class A) ...        12,591
       3,277        S & T Bancorp, Inc ...........................        83,793
         699        S.Y. Bancorp, Inc ............................        25,164
       1,050        Santander Bancorp ............................        14,028
       1,279        Seacoast Banking Corp Of Florida .............        24,800
       2,984        Seacoast Financial Services Corp .............        54,461
       1,041        Second Bancorp, Inc ..........................        23,058
         872        Simmons First National Corp (Class A) ........        31,436
          92        Sky Financial Group, Inc .....................         1,810
       5,512        South Financial Group, Inc ...................       119,335
       3,485      * Southwest Bancorp Of Texas, Inc ..............       104,655
         636        Southwest Bancorp, Inc .......................        14,501
         894        St. Francis Capital Corp .....................        20,410
         907        State Bancorp, Inc ...........................        16,780
       6,792        Staten Island Bancorp, Inc ...................       101,337
       1,286        Sterling Bancorp .............................        31,687
       4,694        Sterling Bancshares, Inc .....................        55,812
       2,083        Sterling Financial Corp (Pennsylvania) .......        46,951
       1,435      * Sterling Financial Corp (Spokane) ............        30,451
         651        Summit Bancshares, Inc .......................        12,447
         791      * Sun Bancorp, Inc (New Jersey) ................        11,596
         610        Sun Bancorp, Inc (Pennsylvania) ..............        11,901
       2,994        Texas Regional Bancshares, Inc (Class A) .....        90,389
         618        Trico Bancshares .............................        15,635


                       SEE NOTES TO FINANCIAL STATEMENTS

168  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         970        Troy Financial Corp ..........................  $     24,764
       2,290        Trust Co Of New Jersey .......................        62,563
       8,916        Trustco Bank Corp NY .........................        85,861
       1,475        U.S.B. Holding Co, Inc .......................        24,043
       2,237        UCBH Holdings, Inc ...........................        98,383
       2,032        UMB Financial Corp ...........................        74,574
       3,543        Umpqua Holdings Corp .........................        64,093
         928        Union Bankshares Corp ........................        24,878
       4,514        United Bankshares, Inc .......................       125,038
       2,043        United Community Banks, Inc ..................        47,091
       3,847        United Community Financial Corp ..............        33,661
       2,713        Unizan Financial Corp ........................        49,702
         899        Virginia Financial Group, Inc ................        24,048
       5,343        W Holding Co, Inc ............................        98,097
       1,000        WSFS Financial Corp ..........................        31,600
         453        Warwick Community Bancorp ....................        13,409
       1,603        Washington Trust Bancorp, Inc ................        32,397
       2,623        Wesbanco, Inc ................................        61,562
       1,936        West Coast Bancorp ...........................        27,549
         900        Willow Grove Bancorp, Inc ....................        13,320
       1,807        Wintrust Financial Corp ......................        51,680
         913        Yardville National Bancorp ...................        15,530
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                      6,938,955
                                                                    ------------
 EATING AND DRINKING PLACES--1.29%
       1,616      * AFC Enterprises, Inc .........................        21,751
         580      * Benihana, Inc (Class A) ......................         5,974
       4,314        Bob Evans Farms, Inc .........................       103,924
       2,300      * Buca, Inc ....................................        12,650
       6,262      * CKE Restaurants, Inc .........................        27,553
       1,745      * California Pizza Kitchen, Inc ................        40,135
       1,023      * Champps Entertainment, Inc ...................         8,552
       1,016      * Checkers Drive-In Restaurant .................         5,771
       1,300      * Chicago Pizza & Brewery, Inc .................         9,126
       1,351      * Dave & Buster's, Inc .........................        12,227
       2,437        IHOP Corp ....................................        54,930
       4,257      * Jack In The Box, Inc .........................        77,094
       2,699        Landry's Restaurants, Inc ....................        45,343
       2,200        Lone Star Steakhouse & Saloon, Inc ...........        46,618
       3,000      * Luby's, Inc ..................................         3,960
       1,949      * O'Charley's, Inc .............................        37,362
       1,990      * P.F. Chang's China Bistro, Inc ...............        73,630
       1,579      * Papa John's International, Inc ...............        39,522
       2,431      * Rare Hospitality International, Inc ..........        67,679
       5,458      * Ryan's Family Steak Houses, Inc ..............        57,314
       4,479      * Sonic Corp ...................................       114,035
       2,798      * The Steak n Shake Co .........................        25,574
       1,638      * Triarc Cos, Inc ..............................        45,618
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                     936,342
                                                                    ------------
 EDUCATIONAL SERVICES--0.66%
       4,665      * Corinthian Colleges, Inc .....................       184,268
       5,232      * ITT Educational Services, Inc ................       146,496
       1,211      * Learning Tree International, Inc .............        16,373
       1,985      * Princeton Review, Inc ........................         8,178
       1,123        Strayer Education, Inc .......................        61,653
       3,900      * Sylvan Learning Systems, Inc .................        61,932
                                                                    ------------
                    TOTAL EDUCATIONAL SERVICES                           478,900
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.50%
       7,286        AGL Resources, Inc ...........................       172,168
       1,862        American States Water Co .....................        44,502
       5,647        Atmos Energy Corp ............................       120,055
       5,884        Avista Corp ..................................        62,312
       3,306        Black Hills Corp .............................        90,882
       2,019        CH Energy Group, Inc .........................        84,192
       1,737        California Water Service Group ...............        44,728
       1,364        Cascade Natural Gas Corp .....................        26,462
       2,045      * Casella Waste Systems, Inc (Class A) .........        16,871
       1,432        Central Vermont Public Service Corp ..........        24,630
       4,998        Cleco Corp ...................................        62,725
         946        Connecticut Water Service, Inc ...............        25,116
       8,817        DQE, Inc .....................................       107,479
       5,767      * El Paso Electric Co ..........................        62,284
       2,747        Empire District Electric Co ..................        48,347
       4,237        Energen Corp .................................       135,838
         519        EnergySouth, Inc .............................        13,728
       2,331        Laclede Group, Inc ...........................        54,079
       2,002        MGE Energy, Inc ..............................        53,013
         946        Middlesex Water Co ...........................        20,916
       1,940        NUI Corp .....................................        28,324
       3,319        New Jersey Resources Corp ....................       108,365
       3,137        Northwest Natural Gas Co .....................        78,739
       4,608      * Northwestern Corp ............................         9,677
       7,930        Oneok, Inc ...................................       145,436
       3,055        Otter Tail Corp ..............................        79,125
       4,468        PNM Resources, Inc ...........................       100,485
       3,797        Piedmont Natural Gas Co, Inc .................       135,363
       1,850        Resource America, Inc (Class A) ..............        14,726
       2,500        SEMCO Energy, Inc ............................         8,800
         255        SJW Corp .....................................        19,508
      12,590      * Sierra Pacific Resources .....................        40,036
       1,474        South Jersey Industries, Inc .................        46,505
       4,997      * Southern Union Co ............................        60,714
       4,047        Southwest Gas Corp ...........................        82,356
       1,200        Southwest Water Co ...........................        15,000
       4,136      * Stericycle, Inc ..............................       155,472
       3,391        UGI Corp .....................................       154,969
       1,478        UIL Holdings Corp ............................        51,287
       3,511        Unisource Energy Corp ........................        60,740
         585        Unitil Corp ..................................        14,625
       5,981        WGL Holdings, Inc ............................       158,437
       3,870        WPS Resources Corp ...........................       154,800
       3,412      * Waste Connections, Inc .......................       117,714
       6,900        Westar Energy, Inc ...........................        83,628
       2,322        Western Gas Resources, Inc ...................        75,581
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES ..      3,270,739
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.76%
       2,594      * Actel Corp ...................................        44,254
       4,136      * Active Power, Inc ............................         4,591
       2,495      * Adtran, Inc ..................................        89,595
       2,042      * Advanced Energy Industries, Inc ..............        17,541
         675      * Advanced Power Technology, Inc ...............         2,066
       7,396      * Aeroflex, Inc ................................        41,861
       3,389      * Allen Telecom, Inc ...........................        33,043
       2,746      * Alliance Semiconductor Corp ..................         8,787
       2,522      * American Superconductor Corp .................         9,155
       4,070        Ametek, Inc ..................................       134,351
       3,767      * Anadigics, Inc ...............................         7,986
       2,768      * Anaren Microwave, Inc ........................        23,943
       1,991        Applica, Inc .................................         9,736
       8,063      * Arris Group, Inc .............................        29,833
       3,646      * Artesyn Technologies, Inc ....................        11,303
       1,827      * Artisan Components, Inc ......................        29,526
       2,308      * AstroPower, Inc ..............................         9,647
       3,337      * ATMI, Inc ....................................        64,271
       7,209      * Avanex Corp ..................................         5,623
       2,296      * AXT, Inc .....................................         1,538
       3,750        Baldor Electric Co ...........................        80,250
       1,206        Bel Fuse, Inc (Class B) ......................        24,241
       2,804      * Benchmark Electronics, Inc ...................        79,437


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  169

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       3,200        C&D Technologies, Inc ........................  $     38,336
       2,991      * Caliper Technologies Corp ....................        10,469
       9,554      * Capstone Turbine Corp ........................         6,879
         658      * Catapult Communications Corp .................         4,185
       3,877      * C-COR.net Corp ...............................        12,794
       3,422      * Centillium Communications, Inc ...............        13,859
       3,962      * Checkpoint Systems, Inc ......................        38,986
       6,269      * ChipPAC, Inc .................................        22,568
         600      * ClearOne Communications, Inc .................           852
       8,975      * Cree, Inc ....................................       166,217
       3,673        CTS Corp .....................................        22,405
       1,899        Cubic Corp ...................................        30,992
       5,904      * DDI Corp .....................................           886
       1,039      * Drexler Technology Corp ......................        15,066
       3,331      * DSP Group, Inc ...............................        60,391
       1,471      * Dupont Photomasks, Inc .......................        29,508
       3,388      * Electro Scientific Industries, Inc ...........        42,553
       2,968      * Emcore Corp ..................................         4,897
       1,295      * EMS Technologies, Inc ........................        18,078
       1,845      * Energy Conversion Devices, Inc ...............        15,664
       5,653      * Entegris, Inc ................................        56,304
       3,736      * ESS Technology, Inc ..........................        22,267
       4,812      * Exar Corp ....................................        61,161
      16,403      * Finisar Corp .................................        12,794
         791        Franklin Electric Co, Inc ....................        37,161
       4,211      * FuelCell Energy, Inc .........................        21,266
       3,765      * Genesis Microchip, Inc .......................        46,987
       1,491      * Genlyte Group, Inc ...........................        49,307
      13,634      * GlobespanVirata, Inc .........................        61,353
       7,005      * GrafTech International Ltd ...................        19,964
       7,343      * Harmonic, Inc ................................        24,452
       3,218        Helix Technology Corp ........................        27,707
       2,200      * Hexcel Corp ..................................         6,402
       3,123      * Hutchinson Technology, Inc ...................        77,201
       1,446      * Inet Technologies, Inc .......................         8,531
       1,069      * Inrange Technologies Corp (Class B) ..........         1,956
       3,297      * Integrated Silicon Solution, Inc .............         7,748
       6,918      * Interdigital Communications Corp .............       156,575
       2,230        Inter-Tel, Inc ...............................        33,472
       1,526      * IXYS Corp ....................................         8,073
       8,546      * Kopin Corp ...................................        43,072
      10,517      * Lattice Semiconductor Corp ...................        79,298
         492      * Lifeline Systems, Inc ........................        10,047
       2,412      * Littelfuse, Inc ..............................        43,151
       1,761        LSI Industries, Inc ..........................        15,937
       2,426      * Magnetek, Inc ................................         5,822
       1,770      * Manufacturers Services Ltd ...................         8,319
       2,584      * Mattson Technology, Inc ......................         4,703
       7,798      * McData Corp (Class A) ........................        66,985
       1,493      * Medis Technologies Ltd .......................         7,644
       7,268      * MEMC Electronic Materials, Inc ...............        81,765
       2,667      * Mercury Computer Systems, Inc ................        72,542
       1,677      * Merix Corp ...................................         6,708
       4,210        Methode Electronics, Inc (Class A) ...........        34,101
       3,561      * Microsemi Corp ...............................        38,993
       5,303      * Microtune, Inc ...............................        11,189
       4,386      * MIPS Technologies, Inc (Class A) .............         7,983
       2,209      * Monolithic System Technology, Inc ............        15,551
       1,860      * Moog, Inc (Class A) ..........................        56,916
      11,174      * MRV Communications, Inc ......................        12,627
       4,889      * Mykrolis Corp ................................        40,823
         583        National Presto Industries, Inc ..............        15,245
       2,988      * Netro Corp ...................................         8,038
       8,205      * New Focus, Inc ...............................        25,600
       2,035      * Next Level Communications, Inc ...............         2,401
          27      * Novellus Systems, Inc ........................           736
       6,889      * Oak Technology, Inc ..........................        24,318
       2,743      * Omnivision Technologies, Inc .................        56,835
       3,438      * ON Semiconductor Corp ........................         4,366
      12,655      * Oplink Communications, Inc ...................        12,402
       1,830      * Optical Communication Products, Inc ..........         1,775
         932      * OSI Systems, Inc .............................        14,735
       3,386      * Paradyne Networks, Inc .......................         4,402
       2,200        Park Electrochemical Corp ....................        33,308
       1,050      * Parkervision, Inc ............................         5,922
          33      * Parthusceva, Inc .............................           103
       2,423      * Pericom Semiconductor Corp ...................        18,851
       3,423      * Photronics, Inc ..............................        40,699
       4,082      * Pixelworks, Inc ..............................        22,451
       4,653      * Plantronics, Inc .............................        67,980
       5,167      * Plexus Corp ..................................        47,278
       2,048      * Plug Power, Inc ..............................        10,363
       1,877      * PLX Technology, Inc ..........................         4,467
         809      * Powell Industries, Inc .......................        11,277
       3,103      * Power Integrations, Inc ......................        64,325
       6,648      * Power-One, Inc ...............................        29,251
       8,066      * Powerwave Technologies, Inc ..................        27,424
       2,985      * Proton Energy Systems ........................         7,343
      14,694      * Proxim Corp (Class A) ........................         8,816
      10,590      * Rambus, Inc ..................................       139,894
       3,951      * Rayovac Corp .................................        42,868
       3,281      * Read-Rite Corp ...............................         2,133
       2,846        Regal-Beloit Corp ............................        43,572
       6,960      * Remec, Inc ...................................        33,408
         787        Richardson Electronics Ltd ...................         6,525
       1,948      * Rogers Corp ..................................        57,895
         797      * Salton, Inc ..................................         8,369
       1,799      * SBS Technologies, Inc ........................        13,079
       2,734      * Seachange International, Inc .................        19,767
       7,149      * Silicon Image, Inc ...........................        28,453
       3,240      * Silicon Laboratories, Inc ....................        84,726
       9,536      * Silicon Storage Technology, Inc ..............        21,933
         721      * Siliconix, Inc ...............................        17,160
       3,133      * Sipex Corp ...................................        11,749
       8,499      * Sirius Satellite Radio, Inc ..................         6,204
      16,643      * Skyworks Solutions, Inc ......................       103,686
       2,050        Smith (A.O.) Corp ............................        54,940
      22,587      * Sonus Networks, Inc ..........................        50,821
       2,070      * Spectralink Corp .............................        15,173
       1,783      * Standard Microsystems Corp ...................        27,084
       1,583      * Stoneridge, Inc ..............................        15,244
      10,158      * Stratex Networks, Inc ........................        21,027
       1,196      * Stratos Lightwave, Inc .......................         3,732
         309      * Suntron Corp .................................           989
       1,278      * Supertex, Inc ................................        17,573
      19,601      * Sycamore Networks, Inc .......................        59,783
         619      * Synaptics, Inc ...............................         4,643
       4,938      * Technitrol, Inc ..............................        72,292
       5,722      * Tekelec ......................................        49,667
       9,628      * Tellium, Inc .................................         5,103
       8,018      * Terayon Communication Systems, Inc ...........        13,711
       5,342      * Thomas & Betts Corp ..........................        75,750
       2,654      * Three-Five Systems, Inc ......................        13,535
       1,568      * Tollgrade Communications, Inc ................        22,501
      13,397      * Transmeta Corp ...............................        13,397
       1,268      * Trikon Technologies, Inc .....................         4,362
      16,203      * Triquint Semiconductor, Inc ..................        45,692
       1,898      * TTM Technologies, Inc ........................         6,529
       4,328      * Turnstone Systems, Inc .......................        12,248


                        SEE NOTES TO FINANCIAL STATEMENTS

170  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       8,152      * U.S. Industries, Inc .........................  $     32,282
       1,303      * Ulticom, Inc .................................         8,365
       2,289      * Universal Display Corp .......................        18,724
       1,705      * Universal Electronics, Inc ...................        16,453
       3,779      * Varian Semiconductor Equipment Associates, Inc        76,865
       2,300      * Viasat, Inc ..................................        26,151
       2,446      * Vicor Corp ...................................        13,942
       1,325      * Virage Logic Corp ............................         8,281
      24,761      * Vitesse Semiconductor Corp ...................        52,989
       2,159      * White Electronic Designs Corp ................        14,638
       2,582      * Wilson Greatbatch Technologies, Inc ..........        72,270
       1,290        Woodhead Industries, Inc .....................        15,338
       2,570      * Xicor, Inc ...................................        10,434
       3,619      * Zomax, Inc ...................................        10,495
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT      4,918,175
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--3.12%
       2,056      * aaiPharma, Inc ...............................        17,723
         800      * Advisory Board Co/The ........................        27,960
       5,773      * Answerthink, Inc .............................        12,701
       2,701      * Antigenics, Inc ..............................        22,391
       8,461      * Applera Corp (Celera Genomics Group) .........        72,934
       1,647      * Applied Molecular Evolution ..................         4,562
       3,825      * Ariad Pharmaceuticals, Inc ...................         4,896
         625      * Baker (Michael) Corp .........................         5,388
         423      * Bioreliance Corp .............................         8,172
       7,202      * Bio-Technology General Corp ..................        19,373
       9,709      * Century Business Services, Inc ...............        24,952
         905      * Charles River Associates, Inc ................        15,476
       2,523      * Ciphergen Biosystems, Inc ....................        14,230
       1,612      * Cornell Cos, Inc .............................        13,541
       4,557      * Corporate Executive Board Co .................       162,320
       3,453      * Corrections Corp Of America ..................        60,289
       7,673      * Covance, Inc .................................       177,400
       5,280      * CuraGen Corp .................................        21,648
       3,342      * CV Therapeutics, Inc .........................        60,256
       4,469      * Decode Genetics, Inc .........................         8,268
         962      * Deltagen, Inc ................................           260
       2,498      * DiamondCluster International, Inc (Class A) ..         3,497
       1,150      * Digitas, Inc .................................         3,715
       2,083      * Discovery Partners International, Inc ........         5,728
       3,168      * Diversa Corp .................................        29,652
         998      * eResearch Technology, Inc ....................        26,786
       1,407      * Exact Sciences Corp ..........................        14,506
       5,560      * Exelixis, Inc ................................        37,030
       5,829      * Exult, Inc ...................................        42,727
       2,234      * First Consulting Group, Inc ..................        14,521
       1,750      * Forrester Research, Inc ......................        24,693
       3,093      * FTI Consulting, Inc ..........................       142,958
      10,191      * Gartner, Inc (Class A) .......................        70,827
       3,319      * Gene Logic, Inc ..............................        16,827
       1,194      * Genencor International, Inc ..................        12,119
       8,288      * Incyte Corp ..................................        24,781
       1,299      * Kendle International, Inc ....................         4,378
       2,116      * Kosan Biosciences, Inc .......................         9,437
       1,005        Landauer, Inc ................................        36,884
       4,427      * Lexicon Genetics, Inc ........................        17,664
       2,370      * Luminex Corp .................................        11,068
       1,966      * MAXIMUS, Inc .................................        41,719
       3,527      * Maxygen, Inc .................................        25,677
       3,323      * Myriad Genetics, Inc .........................        33,529
       5,261      * Navigant Consulting, Inc .....................        27,883
       1,392      * Neopharm, Inc ................................        16,022
       2,914      * Parexel International Corp ...................        39,980
       3,705      * Per-Se Technologies, Inc .....................        29,455
       2,886      * Pharmacopeia, Inc ............................        25,310
       1,926      * PracticeWorks, Inc ...........................        19,780
       4,392      * PRG-Schultz International, Inc ...............        31,666
         193      * Quest Diagnostics, Inc .......................        11,520
       4,117      * Regeneron Pharmaceuticals, Inc ...............        30,960
       1,184      * Research Frontiers, Inc ......................         8,454
       2,346      * Resources Connection, Inc ....................        49,923
       3,227      * Rigel Pharmaceuticals, Inc ...................         2,388
       2,100      * Right Management Consultants, Inc ............        27,279
       2,100      * Sangamo Biosciences, Inc .....................         6,027
       2,213      * Seattle Genetics, Inc ........................         5,267
       4,854      * Sequenom, Inc ................................         8,927
       1,878      * Sourcecorp ...................................        26,311
       2,825      * Symyx Technologies, Inc ......................        42,403
         861      * Tejon Ranch Co ...............................        22,773
       3,935      * Telik, Inc ...................................        52,886
       6,168      * Tetra Tech, Inc ..............................        87,216
       3,442      * Transkaryotic Therapies, Inc .................        20,377
       1,274      * TRC Cos, Inc .................................        16,715
       2,000      * Trimeris, Inc ................................        82,360
       5,128      * Tularik, Inc .................................        25,896
       8,463      * U.S. Oncology, Inc ...........................        60,087
       3,016      * URS Corp .....................................        34,774
       2,474      * Watson Wyatt & Co Holdings ...................        49,727
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES          2,267,829
                                                                    ------------
 ENVIRONMENTAL QUALITY AND HOUSING--0.00%
       4,442      * Cadiz, Inc ...................................           466
                                                                    ------------
                    TOTAL ENVIRONMENTAL QUALITY AND HOUSING                  466
                                                                    ------------
 FABRICATED METAL PRODUCTS--0.82%
         687        Butler Manufacturing Co ......................        11,267
       1,226        CIRCOR International, Inc ....................        16,661
      19,641      * Crown Holdings, Inc ..........................       110,382
         646      * Drew Industries, Inc .........................         9,826
       3,259      * Griffon Corp .................................        42,041
         864      * Gulf Island Fabrication, Inc .................        15,103
       1,819      * Intermagnetics General Corp ..................        32,451
       1,126      * Ladish Co, Inc ...............................         5,011
       1,257      * Material Sciences Corp .......................        12,658
       1,527      * Mobile Mini, Inc .............................        24,401
       2,264      * NCI Building Systems, Inc ....................        35,115
       5,126      * Raytech Corp .................................        30,090
       1,714      * SPS Technologies, Inc ........................        41,822
       1,600      * Silgan Holdings, Inc .........................        35,472
       1,800      * Simpson Manufacturing Co, Inc ................        60,840
       2,402        Sturm Ruger & Co, Inc ........................        21,042
       6,736      * Tower Automotive, Inc ........................        15,964
       1,661        Valmont Industries, Inc ......................        35,878
       1,308      * Water Pik Technologies, Inc ..................         9,156
       1,926        Watts Industries, Inc (Class A) ..............        30,007
                                                                    ------------
                    TOTAL FABRICATED METAL PRODUCTS                      595,187
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--1.67%
       2,100      * American Italian Pasta Co (Class A) ..........        90,825
       3,122      * Aurora Foods, Inc ............................         1,186
       1,142      * Boston Beer Co, Inc (Class A) ................        14,344
         100        Coca-Cola Bottling Co Consolidated ...........         4,990
       4,155        Corn Products International, Inc .............       121,160
      22,671      * Del Monte Foods Co ...........................       169,126
         100        Farmer Brothers Co ...........................        30,704
       2,721        Flowers Foods, Inc ...........................        74,528
         803      * Horizon Organic Holding Corp .................        10,519
       2,300      * International Multifoods Corp ................        44,436
       5,373        Interstate Bakeries Corp .....................        56,417
         800      * J & J Snack Foods Corp .......................        24,256
       5,480        J.M. Smucker Co ..............................       191,636


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  171

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 FOOD AND KINDRED PRODUCTS--(CONTINUED)
       2,992        Lance, Inc ...................................  $     24,056
       1,728      * Monterey Pasta Co ............................         5,184
         446      * National Beverage Corp .......................         6,231
       1,071      * Peets Coffee & Tea, Inc ......................        17,757
         938        Penford Corp .................................        11,228
       1,882        Pilgrim's Pride Corp (Class B) ...............        15,018
       3,694      * Ralcorp Holdings, Inc ........................        96,192
         734        Riviana Foods, Inc ...........................        17,117
       1,145      * Robert Mondavi Corp (Class A) ................        22,957
         619        Sanderson Farms, Inc .........................        11,866
       5,364        Sensient Technologies Corp ...................       107,387
       1,200        Tasty Baking Co ..............................         9,900
       4,570      * Topps Co, Inc ................................        38,754
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                    1,217,774
                                                                    ------------
 FOOD STORES--0.38%
       2,861      * 7-Eleven, Inc ................................        19,913
         167      * Arden Group, Inc (Class A) ...................         8,844
       2,063      * Great Atlantic & Pacific Tea Co, Inc .........         8,892
       1,220        Ingles Markets, Inc (Class A) ................        11,651
       2,828      * Panera Bread Co (Class A) ....................        86,226
       3,906      * Pathmark Stores, Inc .........................        26,092
       1,313      * Penn Traffic Co ..............................         1,628
       3,861        Ruddick Corp .................................        47,490
       1,361        Weis Markets, Inc ............................        41,660
       2,814      * Wild Oats Markets, Inc .......................        26,058
                                                                    ------------
                    TOTAL FOOD STORES                                    278,454
                                                                    ------------
 FURNITURE AND FIXTURES--0.13%
       1,237        Bassett Furniture Industries, Inc ............        12,989
       1,040      * Bush Industries, Inc (Class A) ...............         1,695
       4,370        Kimball International, Inc (Class B) .........        60,966
         636        Stanley Furniture Co, Inc ....................        13,515
         654        Virco Manufacturing Corp .....................         6,305
                                                                    ------------
                    TOTAL FURNITURE AND FIXTURES                          95,470
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.43%
       2,379      * Cost Plus, Inc ...............................        62,615
       1,554      * EUniverse, Inc ...............................         7,910
       1,245      * Electronics Boutique Holdings Corp ...........        20,904
       1,680      * Guitar Center, Inc ...........................        34,222
       2,000        Haverty Furniture Cos, Inc ...................        21,500
       2,630      * Intertan, Inc ................................        12,361
       4,461      * Linens `n Things, Inc ........................        90,648
       2,300      * Restoration Hardware, Inc ....................         5,773
         973      * Rex Stores Corp ..............................         9,876
       4,081      * The Bombay Co, Inc ...........................        22,241
       2,053      * Trans World Entertainment Corp ...............         4,701
       2,378      * Tweeter Home Entertainment Group, Inc ........        11,343
       1,355      * Ultimate Electronics, Inc ....................        10,772
                                                                    ------------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES           314,866
                                                                    ------------
 GENERAL BUILDING CONTRACTORS--0.71%
       1,471      * Beazer Homes U.S.A., Inc .....................        86,510
         306      * Dominion Homes, Inc ..........................         4,162
       1,849      * Hovnanian Enterprises, Inc (Class A) .........        63,883
       1,488        M/I Schottenstein Homes, Inc .................        42,676
       2,385        MDC Holdings, Inc ............................        91,536
       1,085      * Meritage Corp ................................        36,380
       2,126      * Palm Harbor Homes, Inc .......................        30,019
       3,959        Standard-Pacific Corp ........................       100,994
         284      * Technical Olympic U.S.A., Inc ................         4,785
       3,511        Walter Industries, Inc .......................        30,616
       1,054      * WCI Communities, Inc .........................        11,025
         578      * William Lyon Homes, Inc ......................        14,606
                                                                    ------------
                    TOTAL GENERAL BUILDING CONTRACTORS                   517,192
                                                                    ------------
 GENERAL MERCHANDISE STORES--0.32%
       1,046      * Brookstone, Inc ..............................        17,050
       4,797        Casey's General Stores, Inc ..................        57,084
       2,666        Fred's, Inc ..................................        74,248
         493      * Pricesmart, Inc ..............................         7,370
       3,544      * ShopKo Stores, Inc ...........................        41,288
       2,690      * Stein Mart, Inc ..............................        13,719
       1,020      * Tuesday Morning Corp .........................        20,074
                                                                    ------------
                    TOTAL GENERAL MERCHANDISE STORES                     230,833
                                                                    ------------
 HEALTH SERVICES--1.31%
       1,316      * American Healthways, Inc .....................        25,004
       2,517      * Amsurg Corp ..................................        63,428
       5,027      * Apria Healthcare Group, Inc ..................       117,431
      12,074      * Beverly Enterprises, Inc .....................        24,389
         900      * Bio-Reference Labs, Inc ......................         3,771
         814      * Corvel Corp ..................................        26,520
       2,400      * CryoLife, Inc ................................        16,440
       1,267      * Curative Health Services, Inc ................        21,640
         707      * Dynacq International, Inc ....................         9,579
       2,842      * Enzo Biochem, Inc ............................        37,145
       3,449      * Genesis Health Ventures, Inc .................        51,252
       2,796        Gentiva Health Services, Inc .................        23,458
       6,595        Hooper Holmes, Inc ...........................        32,975
       1,924      * Impath, Inc ..................................        25,974
       1,394      * Kindred Healthcare, Inc ......................        15,768
         655      * LabOne, Inc ..................................        12,609
         850      * Matria Healthcare, Inc .......................         8,288
       1,000      * Medcath Corp .................................         5,160
       2,826      * MIM Corp .....................................        20,969
       1,034      * National Healthcare Corp .....................        19,077
       2,500      * Odyssey HealthCare, Inc ......................        59,425
       1,800      * Option Care, Inc .............................        15,264
       2,761      * Pediatrix Medical Group, Inc .................        69,412
       1,668      * Prime Medical Services, Inc ..................        12,293
       5,894      * Province Healthcare Co .......................        52,162
       2,470      * Radiologix, Inc ..............................         5,582
       1,954      * RehabCare Group, Inc .........................        34,879
       2,162      * Select Medical Corp ..........................        30,809
         799      * Specialty Laboratories, Inc ..................         6,712
       2,195      * Sunrise Assisted Living, Inc .................        52,680
       1,500      * U.S. Physical Therapy, Inc ...................        16,680
       2,043      * United Surgical Partners International, Inc ..        37,775
                                                                    ------------
                    TOTAL HEALTH SERVICES                                954,550
                                                                    ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.14%
       3,957        Granite Construction, Inc ....................        62,125
       2,793      * Insituform Technologies, Inc (Class A) .......        37,566
                                                                    ------------
                    TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING             99,691
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--11.78%
       1,172      * 4Kids Entertainment, Inc .....................        13,830
       1,656        Acadia Realty Trust ..........................        13,281
       1,202        Alabama National Bancorp .....................        49,282
         242      * Alexander's, Inc .............................        15,452
       2,300        Alexandria Real Estate Equities, Inc .........        96,715
       1,459        Allegiant Bancorp, Inc .......................        24,657
       3,037        Amcore Financial, Inc ........................        66,115
       1,700        AMLI Residential Properties Trust ............        35,785
       5,674        Anthracite Capital, Inc ......................        64,911
       2,993        Anworth Mortgage Asset Corp ..................        39,089
       3,593        Apex Mortgage Capital, Inc ...................        21,594
       1,991        Associated Estates Realty Corp ...............        10,951
       1,781        Bedford Property Investors, Inc ..............        46,555
       2,131        Boykin Lodging Co ............................        15,705
       3,281        Brandywine Realty Trust ......................        72,182


                       SEE NOTES TO FINANCIAL STATEMENTS

172  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
       7,222        Brookline Bancorp, Inc .......................  $     90,419
         425        California First National Bancorp ............         4,335
       2,638        Capital Automotive REIT ......................        65,792
         948        Capitol Bancorp Ltd ..........................        20,050
       1,190        Capstead Mortgage Corp .......................        13,578
       2,491        CBL & Associates Properties, Inc .............       101,110
       2,963        Chateau Communities, Inc .....................        55,853
       3,743        Chelsea Property Group, Inc ..................       139,427
         585      * Cherokee, Inc ................................         8,775
       1,753        Colonial Properties Trust ....................        57,989
       4,522        Commercial Net Lease Realty, Inc .............        68,282
         958        Community Banks, Inc .........................        27,878
       4,912        Community First Bankshares, Inc ..............       125,502
       1,387        Connecticut Bancshares, Inc ..................        57,602
       5,906        Cornerstone Realty Income Trust, Inc .........        41,106
       2,081        Corporate Office Properties Trust ............        31,007
         887        Correctional Properties Trust ................        18,308
       3,106        Crown American Realty Trust ..................        30,501
         727        Developers Diversified Realty Corp ...........        17,557
       1,780        Eastgroup Properties, Inc ....................        45,497
       2,104        Entertainment Properties Trust ...............        55,756
       4,979        Equity Inns, Inc .............................        29,127
       2,813        Equity One, Inc ..............................        43,011
       1,778        Essex Property Trust, Inc ....................        92,901
       1,327        F & M Bancorp ................................        58,401
       4,745        Federal Realty Investment Trust ..............       144,106
       6,281      * FelCor Lodging Trust, Inc ....................        39,131
         657        First Defiance Financial Corp ................        12,187
       1,433        First Indiana Corp ...........................        22,641
       2,970        First Niagara Financial Group, Inc ...........        34,900
       1,571        First Place Financial Corp ...................        23,879
       7,190        Fremont General Corp .........................        49,971
      11,216        Friedman Billings Ramsey Group, Inc ..........       101,505
       3,051        Gables Residential Trust .....................        81,645
       1,150        German American Bancorp ......................        20,183
       1,090        Gladstone Capital Corp .......................        17,527
       1,941        Glenborough Realty Trust, Inc ................        30,008
       3,651        Glimcher Realty Trust ........................        70,099
       2,000        Great Lakes REIT .............................        28,380
         928      * Hawthorne Financial Corp .....................        27,432
       4,812        Health Care REIT, Inc ........................       126,074
       5,161        Healthcare Realty Trust, Inc .................       126,032
       2,213        Heritage Property Investment Trust ...........        55,436
       3,197        Home Properties Of New York, Inc .............       106,140
      15,899        HRPT Properties Trust ........................       135,300
       6,158        IMPAC Mortgage Holdings, Inc .................        79,992
       3,095        Innkeepers U.S.A. Trust ......................        20,118
       4,111        Investors Real Estate Trust ..................        38,273
      24,838        iShares Russell 2000 Index Fund ..............     1,788,336
       2,017        Keystone Property Trust ......................        34,692
       2,995        Kilroy Realty Corp ...........................        66,190
       2,342        Koger Equity, Inc ............................        35,833
       2,509        Kramont Realty Trust .........................        37,635
      17,260      * La Quinta Corp ...............................        52,643
       2,078        LaSalle Hotel Properties .....................        24,832
       3,200        Lexington Corporate Properties Trust .........        54,560
       2,365      * Local Financial Corp .........................        34,103
       1,729        LTC Properties, Inc ..........................        10,875
       5,724        Macerich Co ..................................       181,336
       1,578        Manufactured Home Communities, Inc ...........        46,709
         471        MASSBANK Corp ................................        12,962
       5,225      * Meristar Hospitality Corp ....................        17,817
       5,363        MFA Mortgage Investments, Inc ................        46,390
       2,141        Mid Atlantic Realty Trust ....................        39,030
       1,941        Mid-America Apartment Communities, Inc .......        46,002
       3,025        Mills Corp ...................................        94,380
       1,786        Mission West Properties, Inc .................        16,788
       2,807        National Health Investors, Inc ...............        43,087
         736        National Health Realty, Inc ..................         9,804
       6,063        Nationwide Health Properties, Inc ............        77,910
       1,284        Novastar Financial, Inc ......................        43,849
       1,979      * Omega Healthcare Investors, Inc ..............         4,552
       1,690        Oriental Financial Group, Inc ................        36,504
       2,096        Pacific Northwest Bancorp ....................        58,164
       4,385        Pan Pacific Retail Properties, Inc ...........       165,972
         959        Parkway Properties, Inc ......................        36,135
       1,742        Pennsylvania Real Estate Investment Trust ....        49,908
         573        Port Financial Corp ..........................        27,384
       4,129        Post Properties, Inc .........................        99,715
       3,785        Prentiss Properties Trust ....................       102,574
       2,284      * Price Legacy Corp ............................         5,824
         677        PrivateBancorp, Inc ..........................        15,348
       1,571        Prosperity Bancshares, Inc ...................        26,047
         365        Provident Bancorp, Inc .......................        11,498
       1,240        PS Business Parks, Inc .......................        36,890
         627      * Quaker City Bancorp, Inc .....................        21,280
       1,934        RAIT Investment Trust ........................        43,786
       1,065        Ramco-Gershenson Properties ..................        23,398
       4,103        Realty Income Corp ...........................       146,682
       1,347        Redwood Trust, Inc ...........................        43,778
       3,517        RFS Hotel Investors, Inc .....................        34,115
       1,790        Sandy Spring Bancorp, Inc ....................        58,409
       1,504        Saul Centers, Inc ............................        34,667
       5,614        Senior Housing Properties Trust ..............        64,842
       4,153        Shurgard Storage Centers, Inc (Class A) ......       128,951
       1,427        Sizeler Property Investors ...................        13,257
       3,244        SL Green Realty Corp .........................        99,137
       1,600        Sovran Self Storage, Inc .....................        45,568
       1,448        Suffolk Bancorp ..............................        44,642
       2,731        Summit Properties, Inc .......................        50,524
       1,800        Sun Communities, Inc .........................        64,440
         863        Superior Financial Corp ......................        15,957
       4,859        Susquehanna Bancshares, Inc ..................       100,678
         726        Tanger Factory Outlet Centers, Inc ...........        22,412
       3,535        Taubman Centers, Inc .........................        60,201
       6,868        Thornburg Mortgage, Inc ......................       141,687
         914        Tompkins Trustco, Inc ........................        41,130
       1,769        Town & Country Trust .........................        35,734
       2,418        U.S. Restaurant Properties, Inc ..............        34,094
       2,181        United National Bancorp ......................        51,275
       1,351        Universal Health Realty Income Trust .........        34,991
       2,500        Urstadt Biddle Properties, Inc (Class A) .....        29,950
       7,892        Ventas, Inc ..................................        91,547
       4,532        Washington Real Estate Investment Trust ......       117,696
       4,406        Waypoint Financial Corp ......................        76,048
         659      * Wellsford Real Properties, Inc ...............         9,569
         616        Westfield Financial, Inc .....................         9,486
       2,071        Winston Hotels, Inc ..........................        13,710
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES         8,572,746
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--0.36%
       1,479      * Ameristar Casinos, Inc .......................        15,855
       3,514      * Boca Resorts, Inc (Class A) ..................        38,689
       3,826      * Boyd Gaming Corp .............................        48,782
       2,507      * Choice Hotels International, Inc .............        61,121
       2,426        Marcus Corp ..................................        32,994
         397      * Monarch Casino & Resort, Inc .................         3,617
       2,967      * Pinnacle Entertainment, Inc ..................        14,479
       5,554      * Prime Hospitality Corp .......................        28,659
       1,037      * Vail Resorts, Inc ............................        11,563


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  173

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 HOTELS AND OTHER LODGING PLACES--(CONTINUED)
      18,432      * Wyndham International, Inc (Class A) .........  $      3,871
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                259,630
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--4.95%
       1,160      * Aaon, Inc ....................................        14,732
       1,131      * Actuant Corp .................................        39,755
       7,975      * Advanced Digital Information Corp ............        54,948
         760        Alamo Group, Inc .............................         8,862
       1,871      * Astec Industries, Inc ........................        10,871
       4,708      * Asyst Technologies, Inc ......................        25,517
       5,120      * Avocent Corp .................................       119,501
      12,068      * Axcelis Technologies, Inc ....................        57,082
       2,500        Black Box Corp ...............................        74,075
       2,669        Briggs & Stratton Corp .......................       103,664
       4,511      * Brooks Automation, Inc .......................        43,621
       1,154        Cascade Corp .................................        16,618
       8,948      * Cirrus Logic, Inc ............................        17,985
       1,707      * Columbus Mckinnon Corp .......................         2,748
       3,127      * Computer Network Technology Corp .............        21,514
       7,624      * Concurrent Computer Corp .....................        16,849
       6,596      * Cray, Inc ....................................        43,666
       1,923      * Cuno, Inc ....................................        64,670
         787      * Dril-Quip, Inc ...............................        10,758
       2,803      * Electroglas, Inc .............................         2,467
       6,682      * Electronics For Imaging, Inc .................       118,198
       1,750        Engineered Support Systems, Inc ..............        68,513
       2,558      * Esterline Technologies Corp ..................        43,256
       3,623      * FSI International, Inc .......................         8,442
       4,192      * FalconStor Software, Inc .....................        16,139
       1,626      * Flow International Corp ......................         3,252
       1,956      * Gardner Denver, Inc ..........................        35,990
         733      * General Binding Corp .........................         5,791
       2,952      * Global Power Equipment Group, Inc ............        15,055
         908        Gorman-Rupp Co ...............................        17,888
       5,293      * Handspring, Inc ..............................         3,282
       1,426      * Hydril Co ....................................        35,636
       4,166      * Hypercom Corp ................................        15,623
       3,410        IDEX Corp ....................................        98,890
       4,512      * InFocus Corp .................................        22,289
       6,315      * Iomega Corp ..................................        70,097
       5,393        JLG Industries, Inc ..........................        25,455
       5,718      * Joy Global, Inc ..............................        61,926
       1,672      * Kadant, Inc ..................................        27,404
       3,386        Kaydon Corp ..................................        63,725
       4,245        Kennametal, Inc ..............................       119,412
       6,075      * Kulicke & Soffa Industries, Inc ..............        28,856
       5,260        Lennox International, Inc ....................        75,744
       3,918        Lincoln Electric Holdings, Inc ...............        70,759
       1,230        Lindsay Manufacturing Co .....................        26,445
         695        Lufkin Industries, Inc .......................        13,309
       3,253        Manitowoc Co, Inc ............................        54,683
      24,554      * Maxtor Corp ..................................       138,239
         376      * Mestek, Inc ..................................         6,877
       2,043      * Micros Systems, Inc ..........................        48,031
       2,105        Milacron, Inc ................................         8,736
       3,489        Modine Manufacturing Co ......................        52,300
       1,133      * NATCO Group, Inc (Class A) ...................         6,401
         663        Nacco Industries, Inc (Class A) ..............        30,498
       2,743        Nordson Corp .................................        66,079
       2,101      * Oil States International, Inc ................        25,212
       1,787      * Omnicell, Inc ................................         5,915
         938      * Overland Storage, Inc ........................        13,479
       3,570      * Palm, Inc ....................................        35,661
       3,921      * Paxar Corp ...................................        44,895
       1,675      * Planar Systems, Inc ..........................        19,698
       3,776      * Presstek, Inc ................................        16,954
       1,912      * ProQuest Co ..................................        39,521
      16,392      * Quantum Corp .................................        59,175
       2,918      * Rainbow Technologies, Inc ....................        27,517
      16,400      * Riverstone Networks, Inc .....................        22,960
       1,207        Robbins & Myers, Inc .........................        16,246
       1,926      * SCM Microsystems, Inc ........................         4,815
       7,460      * Sandisk Corp .................................       125,477
       1,195        Sauer-Danfoss, Inc ...........................         9,488
         954        Schawk, Inc ..................................         9,254
       5,637      * Scientific Games Corp (Class A) ..............        30,440
       1,978      * Semitool, Inc ................................         8,090
      23,359      * Silicon Graphics, Inc ........................        35,739
         883      * Simpletech, Inc ..............................         2,208
       1,333        Standex International Corp ...................        25,394
         804        Starrett (L.S.) Co (Class A) .................        11,256
       3,508        Stewart & Stevenson Services, Inc ............        38,237
       7,825      * Surebeam Corp (Class A) ......................        27,466
       1,865        Tecumseh Products Co (Class A) ...............        76,428
       1,110        Tennant Co ...................................        34,965
       5,266      * Terex Corp ...................................        65,088
       1,780        Thomas Industries, Inc .......................        44,144
       1,522        Toro Co ......................................       106,616
       5,096      * UNOVA, Inc ...................................        27,366
       2,782      * Ultratech Stepper, Inc .......................        33,301
       3,115      * Veeco Instruments, Inc .......................        48,096
      23,880      * Western Digital Corp .........................       216,353
       1,091        Woodward Governor Co .........................        38,174
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT           3,598,751
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--5.46%
       1,535      * Abiomed, Inc .................................         5,987
       1,154      * ADE Corp .....................................         6,866
       1,100      * Advanced Neuromodulation Systems, Inc ........        47,190
       3,137      * Aksys Ltd ....................................        21,959
       1,746      * Alaris Medical, Inc ..........................        18,054
       4,075      * Align Technology, Inc ........................        24,654
       2,404      * American Medical Systems Holdings, Inc .......        34,738
         900        Analogic Corp ................................        41,014
       1,150        Arrow International, Inc .....................        46,771
       2,691      * Arthrocare Corp ..............................        33,557
         900      * August Technology Corp .......................         3,528
       1,345        BEI Technologies, Inc ........................        13,047
       2,083      * Bio-Rad Laboratories, Inc (Class A) ..........        74,467
          54      * Britesmile, Inc ..............................           620
       1,119      * Bruker AXS, Inc ..............................         1,499
       1,383      * Bruker Daltonics, Inc ........................         4,137
         821      * Cantel Medical Corp ..........................        10,484
       6,763      * Cardiac Science, Inc .........................        15,420
       3,941      * Cardiodynamics International Corp ............        11,902
       3,235      * Cepheid, Inc .................................        13,555
       1,663      * Cerus Corp ...................................        14,634
       1,447      * Cholestech Corp ..............................        11,779
         652      * Closure Medical Corp .........................         8,437
       4,139      * Cognex Corp ..................................        87,623
       3,559      * Coherent, Inc ................................        66,731
       2,549        Cohu, Inc ....................................        37,292
       1,203      * Cole National Corp ...........................        10,827
       2,077      * Conceptus, Inc ...............................        18,693
       2,969      * Concord Camera Corp ..........................        14,875
       3,321      * Conmed Corp ..................................        54,498
       3,755        Cooper Cos, Inc ..............................       112,275
       7,459      * Credence Systems Corp ........................        50,721
       2,677      * Cyberonics, Inc ..............................        57,261
       1,467        Datascope Corp ...............................        39,726
       2,155      * Dionex Corp ..................................        71,180


                       SEE NOTES TO FINANCIAL STATEMENTS

174  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
         906      * DJ Orthopedics, Inc ..........................  $      3,542
       2,669      * DRS Technologies, Inc ........................        66,752
       1,886        EDO Corp .....................................        34,137
       1,700      * Endocardial Solutions, Inc ...................         4,709
       1,473      * ESCO Technologies, Inc .......................        48,314
       1,078      * Excel Technology, Inc ........................        21,916
       2,970      * FEI Co .......................................        47,401
       1,843      * Flir Systems, Inc ............................        87,377
       2,475      * Fossil, Inc ..................................        42,620
       2,218      * Haemonetics Corp .............................        48,463
       2,380      * Hanger Orthopedic Group, Inc .................        27,203
       2,419      * Harvard Bioscience, Inc ......................         9,071
         979      * HealthTronics Surgical Services, Inc .........         7,998
       1,473      * Herley Industries, Inc .......................        25,321
       2,374      * Hologic, Inc .................................        20,443
       1,301      * ICU Medical, Inc .............................        35,792
       1,966      * Igen International, Inc ......................        69,577
       1,347      * Ii-Vi, Inc ...................................        22,360
       2,928      * Illumina, Inc ................................         6,617
       1,548      * Inamed Corp ..................................        55,372
       5,518      * Input/Output, Inc ............................        19,865
       2,282      * Integra LifeSciences Holding .................        52,486
         930      * Integrated Defense Technology, Inc ...........        13,206
       2,126      * Interpore International ......................        17,008
       3,711      * Intuitive Surgical, Inc ......................        23,973
       3,242        Invacare Corp ................................       102,091
       1,426      * Invision Technologies, Inc ...................        32,042
       2,163      * Ionics, Inc ..................................        35,798
       2,580      * Itron, Inc ...................................        43,112
       2,652      * Ixia .........................................        12,889
         731        Keithley Instruments, Inc ....................         7,902
         893      * Kensey Nash Corp .............................        18,289
         744      * Kyphon, Inc ..................................         6,533
       1,019      * LeCroy Corp ..................................         9,925
       4,344      * Lexar Media, Inc .............................        14,248
       5,616      * LTX Corp .....................................        28,080
       1,050      * Med-Design Corp ..............................         3,297
       1,024      * MedSource Technologies, Inc ..................         1,853
       4,856        Mentor Corp ..................................        83,086
       1,417      * Merit Medical Systems, Inc ...................        26,994
         968        Mine Safety Appliances Co ....................        34,461
       1,884      * Molecular Devices Corp .......................        22,796
       1,143        Movado Group, Inc ............................        21,717
       2,593        MTS Systems Corp .............................        28,004
         890      * Nanometrics, Inc .............................         3,471
       4,673      * Newport Corp .................................        55,188
       3,158      * Oakley, Inc ..................................        26,054
       2,091      * Ocular Sciences, Inc .........................        29,065
       5,598      * Orbital Sciences Corp ........................        28,942
       3,930      * Orthologic Corp ..............................        13,323
       1,980      * Photon Dynamics, Inc .........................        32,393
       7,638      * Pinnacle Systems, Inc ........................        79,512
       2,200      * Possis Medical, Inc ..........................        35,552
         949      * QMed, Inc ....................................         6,510
       3,749      * Resmed, Inc ..................................       119,893
       4,112      * Respironics, Inc .............................       141,334
       1,229      * Rita Medical Systems, Inc ....................         5,223
       3,588        Roper Industries, Inc ........................       103,514
       1,133      * Rudolph Technologies, Inc ....................        16,372
       2,683      * Sola International, Inc ......................        33,162
       1,339      * Sonic Innovations, Inc .......................         3,214
       1,735      * SonoSite, Inc ................................        27,240
       4,676      * Sybron Dental Specialties, Inc ...............        81,596
         615        Sypris Solutions, Inc ........................         4,846
       5,126      * Techne Corp ..................................       105,954
       3,672      * Theragenics Corp .............................        12,705
       2,734      * Therasense, Inc ..............................        18,263
       3,041      * Therma-Wave, Inc .............................         1,368
       6,058      * Thoratec Corp ................................        76,876
       3,104      * Trimble Navigation Ltd .......................        58,790
       2,713      * TriPath Imaging, Inc .........................        11,530
       1,174        United Industrial Corp .......................        14,616
       1,708      * Urologix, Inc ................................         3,689
       3,633      * Varian, Inc ..................................       104,122
       1,559      * Ventana Medical Systems, Inc .................        31,320
       3,214      * Viasys Healthcare, Inc .......................        44,996
       5,922      * Visx, Inc ....................................        62,773
         730        Vital Signs, Inc .............................        19,382
       4,054      * Vivus, Inc ...................................        13,784
       1,926      * Wright Medical Group, Inc ....................        33,744
       2,215        X-Rite, Inc ..................................        18,628
         535      * Young Innovations, Inc .......................        11,775
       1,029      * Zoll Medical Corp ............................        42,045
       1,919      * Zygo Corp ....................................        10,900
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS             3,974,305
                                                                    ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.22%
       1,745      * Clark/Bardes, Inc ............................        20,870
       3,270        Crawford & Co (Class B) ......................        13,571
       4,115        Hilb, Rogal & Hamilton Co ....................       128,553
                                                                    ------------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE          162,994
                                                                    ------------
 INSURANCE CARRIERS--2.22%
       4,288        Alfa Corp ....................................        49,788
         762      * American Medical Security Group, Inc .........        10,089
       1,073      * American Physicians Capital, Inc .............        22,748
       1,187      * AMERIGROUP Corp ..............................        34,732
       2,661        Argonaut Group, Inc ..........................        22,752
         882        Baldwin & Lyons, Inc (Class B) ...............        17,508
         700      * Centene Corp .................................        20,447
       2,330      * Ceres Group, Inc .............................         3,845
       2,794      * Citizens, Inc ................................        16,904
       1,905      * CNA Surety Corp ..............................        15,240
       1,160      * Cobalt Corp ..................................        16,762
       3,023        Commerce Group, Inc ..........................       103,387
       1,617        Delphi Financial Group, Inc (Class A) ........        63,354
         289        EMC Insurance Group, Inc .....................         5,462
       1,409        FBL Financial Group, Inc (Class A) ...........        27,828
         966        Financial Industries Corp ....................        13,949
       1,500      * FPIC Insurance Group, Inc ....................        11,145
         902        Great American Financial Resources, Inc ......        13,674
       3,651        Harleysville Group, Inc ......................        91,092
       1,880      * HealthExtras, Inc ............................         7,238
       4,372        Horace Mann Educators Corp ...................        57,361
         404        Independence Holding Co ......................         7,769
         450        Kansas City Life Insurance Co ................        19,233
       2,287        Landamerica Financial Group, Inc .............        90,908
         965        Midland Co ...................................        17,274
         266      * National Western Life Insurance Co (Class A) .        24,900
         499      * Navigators Group, Inc ........................        12,834
         178        NYMAGIC, Inc .................................         3,444
       2,064        Odyssey Re Holdings Corp .....................        37,255
       6,265      * Ohio Casualty Corp ...........................        80,944
       4,296      * Pacificare Health Systems, Inc ...............       103,705
       2,077      * Philadelphia Consolidated Holding Corp .......        74,772
         806      * Pico Holdings, Inc ...........................        10,027
       3,249        PMA Capital Corp (Class A) ...................        21,996
       2,542        Presidential Life Corp .......................        15,989
       2,908      * ProAssurance Corp ............................        68,396
       1,921        RLI Corp .....................................        51,617
       3,183        Selective Insurance Group, Inc ...............        78,111


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  175

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 INSURANCE CARRIERS--(CONTINUED)
       3,142      * Sierra Health Services, Inc ..................  $     40,532
       1,560        State Auto Financial Corp ....................        26,411
       2,300      * Stewart Information Services Corp ............        53,383
         972      * Triad Guaranty, Inc ..........................        33,398
       4,753      * UICI .........................................        45,676
         890        United Fire & Casualty Co ....................        26,522
       2,876      * Universal American Financial Corp ............        16,422
       4,225        Vesta Insurance Group, Inc ...................         9,464
       1,017        Zenith National Insurance Corp ...............        21,815
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           1,618,102
                                                                    ------------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.01%
       1,071      * Wackenhut Corrections Corp ...................        10,496
                                                                    ------------
                    TOTAL JUSTICE, PUBLIC ORDER AND SAFETY                10,496
                                                                    ------------
 LEATHER AND LEATHER PRODUCTS--0.30%
       2,162        Brown Shoe Co, Inc ...........................        58,525
       1,451        K-Swiss, Inc (Class A) .......................        37,073
       1,782      * Maxwell Shoe Co, Inc (Class A) ...............        19,869
       1,138      * Steven Madden Ltd ............................        17,832
       5,122        Wolverine World Wide, Inc ....................        85,794
                                                                    ------------
                    TOTAL LEATHER AND LEATHER PRODUCTS                   219,093
                                                                    ------------
 LEGAL SERVICES--0.04%
       1,613      * Pre-Paid Legal Services, Inc .................        27,873
                                                                    ------------
                    TOTAL LEGAL SERVICES                                  27,873
                                                                    ------------
 LUMBER AND WOOD PRODUCTS--0.16%
         565        American Woodmark Corp .......................        24,922
       6,204      * Champion Enterprises, Inc ....................        11,415
       1,219        Deltic Timber Corp ...........................        29,134
       1,120      * Modtech Holdings, Inc ........................         7,795
         756        Skyline Corp .................................        19,732
       1,679        Universal Forest Products, Inc ...............        26,025
                                                                    ------------
                    TOTAL LUMBER AND WOOD PRODUCTS                       119,023
                                                                    ------------
 METAL MINING--0.17%
       1,095      * Cleveland-Cliffs, Inc ........................        20,422
      10,899      * Hecla Mining Co ..............................        35,858
       1,958        Royal Gold, Inc ..............................        28,567
       1,734        Southern Peru Copper Corp ....................        25,316
       5,319      * Stillwater Mining Co .........................        13,298
                                                                    ------------
                    TOTAL METAL MINING                                   123,461
                                                                    ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.69%
       4,184        Blyth, Inc ...................................       106,399
       1,727      * Daktronics, Inc. .............................        26,855
         441      * Escalade, Inc ................................         6,028
      10,341      * Identix, Inc .................................        46,535
       3,006      * Jakks Pacific, Inc ...........................        31,142
         500      * Johnson Outdoors, Inc (Class A) ..............         4,450
       2,213      * K2, Inc ......................................        17,084
       1,814      * Lydall, Inc ..................................        15,963
       3,412        Nautilus Group, Inc ..........................        48,655
       1,781        Oneida Ltd ...................................        19,057
       1,440        Penn Engineering & Manufacturing Corp ........        16,589
       1,046      * Racing Champions Ertl Corp ...................        16,056
       1,216        Russ Berrie & Co, Inc ........................        38,912
       2,191      * Shuffle Master, Inc ..........................        44,151
         509      * Steinway Musical Instruments, Inc ............         7,518
       3,335      * Yankee Candle Co, Inc ........................        56,795
                                                                    ------------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES         502,189
                                                                    ------------
 MISCELLANEOUS RETAIL--0.91%
       1,600      * 1-800-Flowers.com, Inc (Class A) .............        10,752
       1,495      * AC Moore Arts & Crafts, Inc ..................        20,676
       3,846      * Alloy, Inc ...................................        19,268
         985        Blair Corp ...................................        23,157
       2,706        Cash America International, Inc ..............        25,653
         880      * Coldwater Creek, Inc .........................         8,351
       3,983      * dELiA*s Corp (Class A) .......................         1,394
       3,206      * Drugstore.Com, Inc ...........................        12,279
       2,673      * Duane Reade, Inc .............................        33,894
       2,253     b* FAO, Inc .....................................           473
         700      * Finlay Enterprises, Inc ......................         8,862
       2,044        Friedman's, Inc (Class A) ....................        19,622
         674      * Gaiam, Inc ...................................         3,619
       1,280      * Galyans Trading Co, Inc ......................        15,987
         900      * Gart Sports Co ...............................        17,172
       2,086        Hancock Fabrics, Inc .........................        28,995
         863      * Hibbett Sporting Goods, Inc ..................        21,343
       2,219      * Jill (J.) Group, Inc .........................        25,740
       1,766      * Jo-Ann Stores, Inc (Class A) .................        35,320
       3,796        Longs Drug Stores Corp .......................        56,940
       3,657      * Marvel Enterprises, Inc ......................        50,540
      14,197      * OfficeMax, Inc ...............................        73,115
         569      * Overstock.com, Inc ...........................         5,548
         900      * Party City Corp ..............................         7,200
         900      * PC Connection, Inc ...........................         4,725
         871      * Sharper Image Corp ...........................        15,687
       4,322      * Stamps.com, Inc ..............................        18,109
       4,337      * Summit America Television, Inc ...............        10,318
       4,034      * The Sports Authority, Inc ....................        28,157
       2,357      * Valuevision International, Inc (Class A) .....        23,735
       1,380      * Whitehall Jewellers, Inc .....................        11,730
       1,091        World Fuel Services Corp .....................        22,213
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                           660,574
                                                                    ------------
 MOTION PICTURES--0.36%
       3,621      * AMC Entertainment, Inc .......................        31,394
         769      * Ascent Media Group, Inc ......................           892
       3,067      * Avid Technology, Inc .........................        67,903
         273      * Carmike Cinemas, Inc .........................         5,255
       6,504      * Hollywood Entertainment Corp .................       104,324
       2,130      * Movie Gallery, Inc ...........................        37,105
         726      * NetFlix, Inc .................................        14,774
                                                                    ------------
                    TOTAL MOTION PICTURES                                261,647
                                                                    ------------
 NONDEPOSITORY INSTITUTIONS--0.74%
       3,022        Advanta Corp (Class A) .......................        20,640
       5,863        American Capital Strategies Ltd ..............       131,331
       1,061        American Home Mortgage Holdings, Inc .........        10,621
       5,076        Charter Municipal Mortgage Acceptance Co .....        89,185
       2,115      * CompuCredit Corp .............................        13,282
       1,649      * Credit Acceptance Corp .......................         8,080
       1,535      * DVI, Inc .....................................        13,124
         979      * Federal Agricultural Mortgage Corp (Class C) .        21,332
       1,560      * Financial Federal Corp .......................        29,796
       2,752        MCG Capital Corp .............................        27,492
       3,735        Metris Cos, Inc ..............................         8,777
       1,939        New Century Financial Corp ...................        60,460
       3,461      * Saxon Capital, Inc ...........................        46,066
         849      * WFS Financial, Inc ...........................        16,420
       1,745        Westcorp .....................................        32,405
       1,335      * World Acceptance Corp ........................        12,015
                                                                    ------------
                    TOTAL NONDEPOSITORY INSTITUTIONS                     541,026
                                                                    ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.02%
       2,449        Amcol International Corp .....................        13,910
                                                                    ------------
                    TOTAL NONMETALLIC MINERALS, EXCEPT FUELS              13,910
                                                                    ------------
 OIL AND GAS EXTRACTION--3.24%
       1,932      * 3TEC Energy Corp .............................        29,096
       1,101      * Atwood Oceanics, Inc .........................        27,789
       2,041        Berry Petroleum Co (Class A) .................        30,615
       3,415        Cabot Oil & Gas Corp (Class A) ...............        81,960


                       SEE NOTES TO FINANCIAL STATEMENTS

176  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 OIL AND GAS EXTRACTION--(CONTINUED)
       4,526      * Cal Dive International, Inc ..................  $     81,513
      17,776        Chesapeake Energy Corp .......................       139,719
       2,792      * Comstock Resources, Inc ......................        28,199
       2,912      * Denbury Resources, Inc .......................        31,537
       1,083      * Encore Acquisition Co ........................        19,981
       2,365      * Energy Partners Ltd ..........................        24,123
       2,400      * Evergreen Resources, Inc .....................       108,744
       1,911      * Exploration Co Of Delaware, Inc ..............         5,771
       8,515      * Global Industries Ltd ........................        39,680
      20,919      * Grey Wolf, Inc ...............................        82,421
       5,948      * Hanover Compressor Co ........................        38,662
       4,272      * Harvest Natural Resources, Inc ...............        20,762
       2,179      * Horizon Offshore, Inc ........................         7,409
       1,447      * Houston Exploration Co .......................        39,069
      13,837      * Key Energy Services, Inc .....................       139,477
       5,969      * Magnum Hunter Resources, Inc .................        33,188
       3,891      * Meridian Resource Corp .......................         4,475
       8,854      * Newpark Resources, Inc .......................        40,109
       2,177      * Nuevo Energy Co ..............................        29,498
       2,836      * Oceaneering International, Inc ...............        61,967
       9,579      * Parker Drilling Co ...........................        22,702
       2,950        Patina Oil & Gas Corp ........................        97,055
       1,000        Penn Virginia Corp ...........................        38,400
       4,083      * Petroquest Energy, Inc .......................         6,165
       2,938      * Plains Exploration & Production Co ...........        24,239
       1,243      * Prima Energy Corp ............................        23,294
       1,242      * Quicksilver Resources, Inc ...................        29,522
       1,369        RPC, Inc .....................................        12,526
       6,320      * Range Resources Corp .........................        36,087
       2,504      * Remington Oil & Gas Corp .....................        42,643
       2,138      * Seacor Smit, Inc .............................        74,830
       3,159      * Southwestern Energy Co .......................        41,383
       2,875      * Spinnaker Exploration Co .....................        55,833
       3,428        St. Mary Land & Exploration Co ...............        85,871
       2,930      * Stone Energy Corp ............................        98,389
       5,988      * Superior Energy Services, Inc ................        51,197
       2,841      * Swift Energy Co ..............................        24,177
       2,414      * Syntroleum Corp ..............................         6,204
       1,622      * Tetra Technologies, Inc ......................        37,306
       4,117      * Tom Brown, Inc ...............................        99,631
       2,186      * Transmontaigne, Inc ..........................         9,203
       5,341      * Unit Corp ....................................       108,369
          88        Unocal Corp ..................................         2,315
       3,829      * Veritas DGC, Inc .............................        25,463
       5,984        Vintage Petroleum, Inc .......................        56,848
       2,855      * W-H Energy Services, Inc .....................        48,878
       2,471      * Westport Resources Corp ......................        49,791
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                       2,354,085
                                                                    ------------
 PAPER AND ALLIED PRODUCTS--0.54%
       3,160      * Buckeye Technologies, Inc ....................        15,010
       3,246      * Caraustar Industries, Inc ....................        21,975
       1,722        Chesapeake Corp ..............................        29,085
       8,624      * Earthshell Corp ..............................         4,226
       1,216        Glatfelter ...................................        12,963
       2,786      * Graphic Packaging International Corp .........        15,323
       1,589        Greif, Inc (Class A) .........................        28,570
       6,293        Longview Fibre Co ............................        41,848
       3,438      * Playtex Products, Inc ........................        27,710
       1,924        Pope & Talbot, Inc ...........................        24,146
       3,496        Potlatch Corp ................................        67,927
       1,600        Rock-Tenn Co (Class A) .......................        20,480
       1,836        Schweitzer-Mauduit International, Inc ........        41,310
       4,462        Wausau-Mosinee Paper Corp ....................        45,512
                                                                    ------------
                    TOTAL PAPER AND ALLIED PRODUCTS                      396,085
                                                                    ------------
 PERSONAL SERVICES--0.55%
       4,916      * Alderwoods Group, Inc ........................       17,201
       1,062        Angelica Corp ................................        18,107
         868        CPI Corp .....................................        11,397
       2,682      * Coinstar, Inc ................................        45,031
       2,404        G & K Services, Inc (Class A) ................        57,696
       5,333        Regis Corp ...................................       132,845
      36,225      * Service Corp International ...................       100,706
         963        Unifirst Corp ................................        14,878
                                                                    ------------
                    TOTAL PERSONAL SERVICES                              397,861
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--0.40%
       2,388        ElkCorp ......................................        45,372
       3,217        Frontier Oil Corp ............................        55,011
       3,368      * Headwaters, Inc ..............................        47,320
       1,211        Holly Corp ...................................        34,683
       7,962      * Tesoro Petroleum Corp ........................        58,919
       1,966        WD-40 Co .....................................        48,757
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                    290,062
                                                                    ------------
 PRIMARY METAL INDUSTRIES--1.43%
       2,791        Belden, Inc ..................................        30,003
       2,054      * Brush Engineered Materials, Inc ..............        10,414
       5,467      * Cable Design Technologies Corp ...............        36,356
       2,364        Carpenter Technology Corp ....................        23,995
       1,455      * Century Aluminum Co ..........................         9,239
       6,356      * CommScope, Inc ...............................        47,670
       1,280        Curtiss-Wright Corp ..........................        77,440
       1,640      * Encore Wire Corp .............................        13,940
       4,083      * General Cable Corp ...........................        15,107
       1,043        Gibraltar Steel Corp .........................        19,442
       1,386      * Imco Recycling, Inc ..........................         8,801
       2,647        Intermet Corp ................................         9,635
         621      * Liquidmetal Technologies .....................         3,366
       3,516      * Lone Star Technologies, Inc ..................        74,258
       3,374        Matthews International Corp (Class A) ........        78,142
       4,637      * Maverick Tube Corp ...........................        86,248
       3,467      * Mueller Industries, Inc ......................        86,571
       1,403        NN, Inc ......................................        12,292
       2,110      * NS Group, Inc ................................        15,931
         708      * Northwest Pipe Co ............................         8,779
       3,177      * Oregon Steel Mills, Inc ......................         7,466
       2,200        Quanex Corp ..................................        69,740
       2,566      * RTI International Metals, Inc ................        25,147
       1,205        Roanoke Electric Steel Corp ..................        10,484
       2,747        Ryerson Tull, Inc ............................        17,169
         502        Schnitzer Steel Industries, Inc (Class A) ....        12,169
       3,931      * Steel Dynamics, Inc ..........................        45,796
       2,585        Texas Industries, Inc ........................        49,710
       3,192        Tredegar Corp ................................        38,144
       8,288        Worthington Industries, Inc ..................        98,876
                                                                    ------------
                    TOTAL PRIMARY METAL INDUSTRIES                     1,042,330
                                                                    ------------
 PRINTING AND PUBLISHING--1.02%
       3,084        Banta Corp ...................................        90,916
       4,126        Bowne & Co, Inc ..............................        41,260
         413        CSS Industries, Inc ..........................        13,373
       1,368      * Consolidated Graphics, Inc ...................        22,996
         454        Courier Corp .................................        22,364
       2,001        Ennis Business Forms, Inc ....................        22,671
       3,597        Harland (John H.) Co .........................        87,443
       6,770        Hollinger International, Inc .................        53,483
       1,256      * Information Holdings, Inc ....................        20,222
       3,358      * Journal Register Co ..........................        51,243
       3,499      * Mail-Well, Inc ...............................         7,103
       1,229      * Martha Stewart Living Omnimedia, Inc (Class A)        10,090


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  177

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 PRINTING AND PUBLISHING--(CONTINUED)
       1,423        New England Business Services, Inc ...........  $     36,429
       1,715      * Playboy Enterprises, Inc (Class B) ...........        14,578
      17,008      * Primedia, Inc ................................        41,670
       1,778      * Private Media Group, Inc .....................         2,098
       1,102        Pulitzer, Inc ................................        48,014
       2,142        Standard Register Co .........................        31,916
         988      * Thomas Nelson, Inc ...........................         8,408
       4,592        Wallace Computer Services, Inc ...............       114,387
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                        740,664
                                                                    ------------
 RAILROAD TRANSPORTATION--0.25%
       2,807        Florida East Coast Industries, Inc (Class A) .        68,631
       1,700      * Genesee & Wyoming, Inc (Class A) .............        26,350
       7,405      * Kansas City Southern Industries, Inc .........        83,158
                                                                    ------------
                    TOTAL RAILROAD TRANSPORTATION                        178,139
                                                                    ------------
 REAL ESTATE--0.34%
         532      * Avatar Holdings, Inc .........................        13,587
       2,402      * Insignia Financial Group, Inc ................        26,278
       3,730      * Jones Lang LaSalle, Inc ......................        50,952
       2,800        LNR Property Corp ............................        94,360
      11,877      * Stewart Enterprises, Inc (Class A) ...........        32,068
       3,625      * Trammell Crow Co .............................        28,855
                                                                    ------------
                    TOTAL REAL ESTATE                                    246,100
                                                                    ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.50%
         600      * AEP Industries, Inc ..........................         5,190
       1,359      * Applied Films Corp ...........................        21,946
       1,285        Bandag, Inc ..................................        40,979
       2,853      * Foamex International, Inc ....................         3,195
       1,418      * Jarden Corp ..................................        36,868
       2,275        Myers Industries, Inc ........................        21,726
         808        Quixote Corp .................................        12,766
       3,623        Schulman (A.), Inc ...........................        52,642
       1,908      * Skechers U.S.A., Inc (Class A) ...............        12,383
       1,814        Spartech Corp ................................        35,083
         795      * Trex Co, Inc .................................        25,663
       6,396        Tupperware Corp ..............................        88,393
       2,271      * Vans, Inc ....................................         9,629
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS     366,463
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--0.43%
      22,521      * Ameritrade Holding Corp ......................       111,704
         722      * BKF Capital Group, Inc .......................        11,733
         768      * Gabelli Asset Management, Inc (Class A) ......        21,158
       2,382        Jefferies Group, Inc .........................        85,633
      10,035      * Knight Trading Group, Inc ....................        39,137
       1,800        SWS Group, Inc ...............................        25,344
       9,142      * SoundView Technology Group, Inc ..............        11,702
         170        Value Line, Inc ..............................         7,846
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 314,257
                                                                    ------------
 SOCIAL SERVICES--0.06%
       1,248      * Bright Horizons Family Solutions, Inc ........        34,969
       1,898      * Res-Care, Inc ................................         5,542
                                                                    ------------
                    TOTAL SOCIAL SERVICES                                 40,511
                                                                    ------------
 SPECIAL TRADE CONTRACTORS--0.31%
       1,208        Chemed Corp ..................................        38,282
       4,659      * Comfort Systems U.S.A., Inc ..................        10,296
       5,894      * Dycom Industries, Inc ........................        60,885
       1,833      * EMCOR Group, Inc .............................        88,442
       4,016      * Integrated Electrical Services, Inc ..........        17,148
       3,945      * Quanta Services, Inc .........................        12,624
                                                                    ------------
                    TOTAL SPECIAL TRADE CONTRACTORS                      227,677
                                                                    ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.54%
         440        Ameron International Corp ....................        26,312
       3,491        Apogee Enterprises, Inc ......................        28,700
       1,133        CARBO Ceramics, Inc ..........................        37,219
       2,791      * Cabot Microelectronics Corp ..................       116,859
         786        Centex Construction Products, Inc ............        28,296
       2,431        Florida Rock Industries, Inc .................        82,289
       1,720        Libbey, Inc ..................................        42,312
       2,491      * U.S. Concrete, Inc ...........................        10,462
       4,530     b* USG Corp .....................................        18,845
                                                                    ------------
                    TOTAL STONE, CLAY, AND GLASS PRODUCTS                391,294
                                                                    ------------
 TEXTILE MILL PRODUCTS--0.13%
       2,916        Albany International Corp (Class A) ..........        66,806
         743      * Culp, Inc ....................................         3,314
       5,574      * Interface, Inc (Class A) .....................        18,394
       1,444        Quaker Fabric Corp ...........................         7,942
                                                                    ------------
                    TOTAL TEXTILE MILL PRODUCTS                           96,456
                                                                    ------------
 TOBACCO PRODUCTS--0.21%
       3,228        Universal Corp ...............................       121,889
       2,935        Vector Group Ltd .............................        32,285
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                               154,174
                                                                    ------------
 TRANSPORTATION BY AIR--0.57%
         398      * ATA Holdings Corp ............................         1,493
       5,957        Airborne, Inc ................................       116,817
       7,768      * Airtran Holdings, Inc ........................        52,279
       2,970      * Alaska Air Group, Inc ........................        46,510
       5,005      * Atlantic Coast Airlines Holdings, Inc ........        31,081
       2,023      * Atlas Air Worldwide Holdings, Inc ............         1,618
       3,903      * ExpressJet Holdings, Inc .....................        32,005
       1,412      * Forward Air Corp .............................        30,727
       3,637      * Frontier Airlines, Inc .......................        18,076
       3,800      * Mesa Air Group, Inc ..........................        18,886
       1,175      * Mesaba Holdings, Inc .........................         6,615
       1,611      * Midwest Express Holdings, Inc ................         2,078
       2,300      * Offshore Logistics, Inc ......................        41,515
         311      * Petroleum Helicopters (Vote) .................         8,226
       8,153     b* UAL Corp .....................................         6,849
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                          414,775
                                                                    ------------
 TRANSPORTATION EQUIPMENT--1.51%
       3,157      * AAR Corp .....................................        11,933
         936      * Aftermarket Technology Corp ..................        10,577
       1,864        Arctic Cat, Inc ..............................        29,097
       4,397      * BE Aerospace, Inc ............................         8,354
       3,059        Clarcor, Inc .................................       110,736
       1,771        Coachmen Industries, Inc .....................        19,481
         851      * Ducommun, Inc ................................         8,680
       1,816      * Dura Automotive Systems, Inc .................        10,170
       5,878        Federal Signal Corp ..........................        83,468
       4,311      * Fleetwood Enterprises, Inc ...................        17,503
       3,828        GenCorp, Inc .................................        23,925
       1,741        Heico Corp ...................................        15,495
       1,563      * IMPCO Technologies, Inc ......................         3,142
       2,764        Kaman Corp (Class A) .........................        27,032
          91        Magna International, Inc (Class A) ...........         4,757
         810        Marine Products Corp .........................         7,533
       2,943      * Monaco Coach Corp ............................        30,489
       1,848        Oshkosh Truck Corp ...........................       115,130
         743      * Sequa Corp (Class A) .........................        25,448
       1,175        Spartan Motors, Inc ..........................        10,293
       3,007      * Sports Resorts International, Inc ............        15,065
         853        Standard Motor Products, Inc .................         9,468
         414      * Strattec Security Corp .......................        18,216
       2,624        Superior Industries International, Inc .......        95,592
       3,736      * Teledyne Technologies, Inc ...................        47,298
       4,652      * Tenneco Automotive, Inc ......................        10,514
       1,886        Thor Industries, Inc .........................        47,207


                        SEE NOTES TO FINANCIAL STATEMENTS

178  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 TRANSPORTATION EQUIPMENT--(CONTINUED)
       4,406        Trinity Industries, Inc ......................  $     75,871
       1,723      * Triumph Group, Inc ...........................        38,681
       2,602      * United Defense Industries, Inc ...............        56,307
       3,163      * Wabash National Corp .........................        19,927
       4,222        Wabtec Corp ..................................        49,017
       1,484        Winnebago Industries, Inc ....................        40,365
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                     1,096,771
                                                                    ------------
 TRANSPORTATION SERVICES--0.15%
         684      * Ambassadors Group, Inc .......................         8,270
       4,252      * EGL, Inc .....................................        63,185
       1,493      * Navigant International, Inc ..................        15,751
       3,520      * RailAmerica, Inc .............................        21,472
                                                                    ------------
                    TOTAL TRANSPORTATION SERVICES                        108,678
                                                                    ------------
 TRUCKING AND WAREHOUSING--0.93%
       2,643        Arkansas Best Corp ...........................        67,185
         728      * Covenant Transport, Inc (Class A) ............        12,369
       3,675      * Heartland Express, Inc .......................        70,487
       2,742      * Hunt (J.B.) Transport Services, Inc ..........        73,815
       1,879      * Landstar System, Inc .........................       108,043
         380      * P.A.M. Transportation Services ...............         8,314
       1,451        Roadway Corp .................................        48,638
       1,789      * SCS Transportation, Inc ......................        18,928
         688      * U.S. Xpress Enterprises, Inc (Class A) .......         5,201
       3,514        USFreightways Corp ...........................        88,939
       4,743        Werner Enterprises, Inc ......................        91,350
       3,574      * Yellow Corp ..................................        86,241
                                                                    ------------
                    TOTAL TRUCKING AND WAREHOUSING                       679,510
                                                                    ------------
 WATER TRANSPORTATION--0.38%
       5,029        Alexander & Baldwin, Inc .....................       125,021
       1,657      * Gulfmark Offshore, Inc .......................        22,287
       2,495      * Kirby Corp ...................................        61,377
       3,554        Overseas Shipholding Group, Inc ..............        59,352
       2,800      * Trico Marine Services, Inc ...................         7,252
                                                                    ------------
                    TOTAL WATER TRANSPORTATION                           275,289
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--1.79%
         694      * 1-800 Contacts, Inc ..........................        14,054
       1,921        Action Performance Cos, Inc ..................        40,629
       1,435      * Alliance Imaging, Inc ........................         4,506
       3,848      * Anixter International, Inc ...................        87,234
       2,500        Applied Industrial Technologies, Inc .........        41,775
       2,066      * Audiovox Corp (Class A) ......................        15,309
       2,296      * Aviall, Inc ..................................        17,771
       1,274        Barnes Group, Inc ............................        26,958
       2,145      * Bell Microproducts, Inc ......................        10,961
       2,189      * Boyds Collection Ltd .........................        11,821
       3,742        Carlisle Cos, Inc ............................       151,514
         858      * Castle (A.M.) & Co ...........................         4,076
       2,971        Commercial Metals Co .........................        41,445
       2,813      * Compucom Systems, Inc ........................         9,846
         451        Compx International, Inc .....................         2,697
       1,362      * Department 56, Inc ...........................        13,375
         989      * Global Imaging Systems, Inc ..................        18,297
       3,060      * Handleman Co .................................        44,982
       2,939        Hughes Supply, Inc ...........................        68,449
       2,200      * Imagistics International, Inc ................        40,964
       5,050      * Insight Enterprises, Inc .....................        35,603
       1,226      * Insurance Auto Auctions, Inc .................        13,486
       1,265      * Keystone Automotive Industries, Inc ..........        22,416
       2,950      * Knight Transportation, Inc ...................        58,086
         602        Lawson Products, Inc .........................        15,694
       2,700      * MCSi, Inc ....................................           918
       1,764      * Nu Horizons Electronics Corp .................         8,661
       4,198        Owens & Minor, Inc ...........................        73,675
       8,778      * PSS World Medical, Inc .......................        57,233
       5,917        Pep Boys-Manny Moe & Jack ....................        44,969
       3,698        Pioneer-Standard Electronics, Inc ............        31,211
       1,220      * Pomeroy Computer Resources, Inc ..............         8,503
       2,922        Reliance Steel & Aluminum Co .................        44,122
       2,300      * SCP Pool Corp ................................        68,333
      14,731      * Safeguard Scientifics, Inc ...................        20,771
       1,192      * Scansource, Inc ..............................        22,350
       3,863      * Somera Communications, Inc ...................         3,593
       2,089      * TBC Corp .....................................        29,246
       1,740      * WESCO International, Inc .....................         6,090
       2,100        Watsco, Inc ..................................        28,728
       3,326      * Zoran Corp ...................................        42,939
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                1,303,290
                                                                    ------------
 WHOLESALE TRADE-NONDURABLE GOODS--1.64%
       5,100        Acuity Brands, Inc ...........................        68,595
       1,728        Advanced Marketing Services, Inc .............        19,336
       7,103      * Airgas, Inc ..................................       131,477
       2,848      * Allscripts Healthcare Solutions, Inc .........         7,832
         353        Bridgford Foods Corp .........................         3,082
          64        Cardinal Health, Inc .........................         3,646
       4,428      * Chiquita Brands International, Inc ...........        48,575
       1,800        D&K Healthcare Resources, Inc ................        18,540
       5,084        DIMON, Inc ...................................        29,131
       2,383      * Daisytek International Corp ..................         4,456
       2,594      * Endo Pharmaceuticals Holdings, Inc ...........        34,993
       5,703        Fleming Cos, Inc .............................         2,852
       1,910        Getty Realty Corp ............................        35,870
         384      * Green Mountain Coffee, Inc ...................         7,058
       2,894      * Hain Celestial Group, Inc ....................        43,728
         875      * Kenneth Cole Productions, Inc (Class A) ......        19,163
         364      * Maui Land & Pineapple Co .....................         7,153
       3,544      * Men's Wearhouse, Inc .........................        53,018
       1,353        Nash Finch Co ................................        11,406
       5,452        Nu Skin Enterprises, Inc (Class A) ...........        54,902
       7,552        Perrigo Co ...................................        89,718
       2,942      * Plains Resources, Inc ........................        31,391
       2,964      * Priority Healthcare Corp (Class B) ...........        78,991
       3,184        Russell Corp .................................        55,720
       1,822      * School Specialty, Inc ........................        32,377
       1,456      * Smart & Final, Inc ...........................         4,805
       1,386        Standard Commercial Corp .....................        21,746
       4,895        Stride Rite Corp .............................        41,608
       1,681      * Tractor Supply Co ............................        55,507
       2,600      * United Natural Foods, Inc ....................        66,300
       3,699      * United Stationers, Inc .......................        78,974
       3,121        Valhi, Inc ...................................        34,289
                                                                    ------------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS             1,196,239
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $75,035,615)                              72,354,985
                                                                    ------------
                    TOTAL PORTFOLIO--99.46%
                      (COST $75,035,615)                              72,354,985
                    OTHER ASSETS & LIABILITIES, NET--0.54%               395,726
                                                                    ------------
                    NET ASSETS--100.00%                             $ 72,750,711
                                                                    ============

----------
*  Non-income producing
b  In bankruptcy


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  179

Statement of Investments
  (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                              Summary by Industry

                                                               VALUE        %
--------------------------------------------------------------------------------
Preferred Stock:
Apparel and Accessory Stores .............................  $     2,949    0.01%
Instruments and Related Products .........................        7,416    0.01
Motion Pictures ..........................................        4,403    0.01
Transportation Equipment .................................       19,865    0.04
                                                            -----------  ------
TOTAL PREFERRED STOCK (COST $47,617) .....................       34,633    0.07
                                                            -----------  ------
Common Stock:
Agricultural Services ....................................       49,956    0.10
Amusement and Recreation Services ........................       60,504    0.12
Apparel and Accessory Stores .............................      124,008    0.25
Apparel and Other Textile Products .......................       61,537    0.13
Automotive Dealers and Service Stations ..................        4,014    0.01
Building Materials and Garden Supplies ...................       86,706    0.18
Business Services ........................................      876,955    1.79
Chemicals and Allied Products ............................    6,328,757   12.92
Communications ...........................................    4,195,487    8.56
Depository Institutions ..................................    7,513,508   15.33
Eating and Drinking Places ...............................      183,520    0.38
Educational Services .....................................        6,831    0.01
Electric, Gas, and Sanitary Services .....................    2,926,484    5.97
Electronic and Other Electric Equipment ..................    2,970,527    6.06
Engineering and Management Services ......................       26,338    0.05
Fabricated Metal Products ................................      183,688    0.37
Food and Kindred Products ................................    2,489,210    5.08
Food Stores ..............................................      907,103    1.85
Furniture and Homefurnishings Stores .....................      132,531    0.27
General Building Contractors .............................      263,343    0.54
General Merchandise Stores ...............................      394,774    0.81
Health Services ..........................................        9,171    0.02
Heavy Construction, Except Building ......................      147,584    0.30
Holding and Other Investment Offices .....................      971,928    1.99
Hotels and Other Lodging Places ..........................      188,208    0.38
Industrial Machinery and Equipment .......................      552,699    1.13
Instruments and Related Products .........................    1,005,436    2.05
Insurance Agents, Brokers and Service ....................        3,736    0.01
Insurance Carriers .......................................    1,858,456    3.79
Local and Interurban Passenger Transit ...................      257,889    0.53
Lumber and Wood Products .................................       48,741    0.10
Metal Mining .............................................      421,290    0.86
Miscellaneous Manufacturing Industries ...................      117,498    0.24
Miscellaneous Retail .....................................      144,824    0.30
Motion Pictures ..........................................       36,023    0.07
Nondepository Institutions ...............................      623,445    1.27
Nonmetallic Minerals, Except Fuels .......................        7,067    0.01
Oil and Gas Extraction ...................................    1,530,267    3.12
Paper and Allied Products ................................      350,353    0.71
Petroleum and Coal Products ..............................    3,297,138    6.73
Primary Metal Industries .................................      357,407    0.73
Printing and Publishing ..................................      819,440    1.67
Railroad Transportation ..................................      175,192    0.36
Real Estate ..............................................      555,584    1.13
Rubber and Miscellaneous Plastics Products ...............      170,776    0.35
Security and Commodity Brokers ...........................      613,598    1.25
Special Trade Contractors ................................        3,365    0.01
Stone, Clay, and Glass Products ..........................      567,770    1.16
Textile Mill Products ....................................       27,179    0.06
Tobacco Products .........................................      122,773    0.25
Transportation By Air ....................................      256,502    0.52
Transportation Equipment .................................    2,180,207    4.45
Transportation Services ..................................       14,627    0.03
Trucking and Warehousing .................................      109,432    0.22
Water Transportation .....................................      240,945    0.49
Wholesale Trade-Durable Goods ............................      162,721    0.33
Wholesale Trade-Nondurable Goods .........................      838,438    1.71
                                                            -----------  ------
TOTAL COMMON STOCK (COST $54,443,937) ....................   48,573,490   99.11
                                                            -----------  ------
TOTAL PORTFOLIO (COST $54,491,554) .......................   48,608,123   99.18
OTHER ASSETS & LIABILITIES, NET ..........................      402,866    0.82
                                                            -----------  ------
NET ASSETS ...............................................  $49,010,989  100.00%
                                                            ===========  ======

                               Summary by Country

                                                               VALUE        %
--------------------------------------------------------------------------------
DOMESTIC:
United States ............................................  $   499,696    1.03%
                                                            -----------  ------
TOTAL DOMESTIC ...........................................      499,696    1.03
                                                            -----------  ------
FOREIGN:
Australia ................................................    2,579,072    5.31
Austria ..................................................       69,117    0.14
Belgium ..................................................      456,325    0.94
Denmark ..................................................      388,603    0.80
Finland ..................................................      931,660    1.92
France ...................................................    4,206,794    8.65
Germany ..................................................    2,686,171    5.53
Greece ...................................................      143,142    0.29
Hong Kong ................................................      796,849    1.64
Ireland ..................................................      348,361    0.72
Italy ....................................................    1,833,800    3.77
Japan ....................................................   10,275,231   21.14
Netherlands ..............................................    2,625,151    5.40
New Zealand ..............................................       83,459    0.17
Norway ...................................................      198,905    0.41
Portugal .................................................      160,623    0.33
Singapore ................................................      396,831    0.82
Spain ....................................................    1,750,679    3.60
Sweden ...................................................      988,911    2.03
Switzerland ..............................................    3,966,024    8.16
United Kingdom ...........................................   13,222,719   27.20
                                                            -----------  ------
TOTAL FOREIGN ............................................   48,108,427   98.97
                                                            -----------  ------
TOTAL PORTFOLIO ..........................................  $48,608,123  100.00%
                                                            ===========  ======

                    ----------------------------------------

    Shares                                                             Value
    ------                                                             -----
PREFERRED STOCK--0.07%
 APPAREL AND ACCESSORY STORES--0.01%
         209        Hugo Boss AG .................................  $      2,949
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                     2,949
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--0.01%
         197        Fresenius Medical Care AG ....................         7,416
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS                 7,416
                                                                    ------------
 MOTION PICTURES--0.01%
         739        ProSieben SAT.1 Media AG .....................         4,403
                                                                    ------------
                    TOTAL MOTION PICTURES                                  4,403
                                                                    ------------
 TRANSPORTATION EQUIPMENT--0.04%
          71        Porsche AG ...................................        19,865
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                        19,865
                                                                    ------------
                    TOTAL PREFERRED STOCK
                      (COST $47,617)                                      34,633
                                                                    ------------
COMMON STOCK--99.11%
 AGRICULTURAL SERVICES--0.10%
       1,096        Syngenta AG ..................................        49,956
                                                                    ------------
                    TOTAL AGRICULTURAL SERVICES                           49,956
                                                                    ------------
 AMUSEMENT AND RECREATION SERVICES--0.12%
       7,757        EMI Group plc ................................        10,943
         400        Oriental Land Co Ltd .........................        18,587
       4,349        TAB Ltd ......................................         8,252
       3,760        TABCORP Holdings Ltd .........................        22,722
                                                                    ------------
                    TOTAL AMUSEMENT AND RECREATION SERVICES               60,504
                                                                    ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

180  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
  (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 APPAREL AND ACCESSORY STORES--0.25%
         147        Douglas Holding AG ...........................  $      2,268
         600        Fast Retailing Co Ltd ........................        14,775
       4,861        Hennes & Mauritz AB (B Shs) ..................       102,048
         100        Shimamura Co Ltd .............................         4,917
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                   124,008
                                                                    ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.13%
       1,639      * Ansell Ltd ...................................         5,487
         500        Aoyama Trading Co Ltd ........................         6,873
         463        Benetton Group S.p.A. ........................         3,289
       4,000        Esprit Holdings Ltd ..........................         7,565
       2,000        Gunze Ltd ....................................         7,354
       3,000        Kuraray Co Ltd ...............................        17,583
       1,000        Onward Kashiyama Co Ltd ......................         7,337
       3,000        Wing Tai Holdings Ltd ........................           799
         300        World Co Ltd .................................         5,250
                                                                    ------------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS              61,537
                                                                    ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.01%
         200        Autobacs Seven Co Ltd ........................         4,014
                                                                    ------------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS          4,014
                                                                    ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.12%
       4,000        Cheung Kong Infrastructure Holdings Ltd ......         7,539
       9,558      * Rinker Group Ltd .............................        28,475
       1,000        Sumitomo Forestry Co Ltd .....................         3,955
       5,775        Wolseley plc .................................        46,737
                                                                    ------------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES          86,706
                                                                    ------------
 BUSINESS SERVICES--1.79%
         252        Acciona S.A. .................................        11,797
       1,333        Adecco S.A. (Regd) ...........................        37,037
       9,703        Aegis Group plc ..............................         8,359
         220        Aeon Credit Service Co Ltd ...................         6,197
         490        Altran Technologies S.A. .....................         1,476
         300        Asatsu-DK, Inc ...............................         5,002
         151      * Atos Origin ..................................         3,971
         473      * Business Objects .............................         7,727
         983        Cap Gemini S.A. ..............................        26,055
         300        Capcom Co Ltd ................................         2,613
       6,230        Capita Group plc .............................        23,289
       7,540        Chubb plc ....................................         6,972
       4,355        Computershare Ltd ............................         3,869
         600        CSK Corp .....................................         9,594
         430        Dassault Systemes S.A. .......................         9,488
       2,000      * Datacraft Asia Ltd ...........................         1,020
       3,584        Deutsche Post AG. (Regd) .....................        35,550
          93      * e.Biscom S.p.A. ..............................         2,319
         429      * EDB Business Partner ASA .....................           828
         200        Fuji Soft ABC, Inc ...........................         2,014
         100        Fujitsu Support & Service, Inc ...............           978
       2,525      * Getronics NV .................................         1,075
       1,449        Haw Par Corp Ltd .............................         2,693
      15,202        Hays plc .....................................        18,623
         200        Hitachi Software Engineering Co Ltd ..........         3,154
         704        Intracom S.A. ................................         3,119
         448        ISS a/s ......................................        14,482
         300        Itochu Techno-Science Corp ...................         5,515
       3,000        Keppel Land Ltd ..............................         1,972
         900        Konami Corp ..................................        13,168
       6,384        LogicaCMG plc ................................         9,183
         300        Meitec Corp ..................................         7,172
       5,350        Misys plc ....................................        12,790
         300        Namco Ltd ....................................         4,306
           2        NET One Systems Co Ltd .......................         6,848
         200        Nippon System Development Co Ltd .............         2,172
          13        NTT Data Corp ................................        35,411
         300        Oracle Corp Japan ............................         7,969
         971        Publicis Groupe S.A. .........................        16,487
      18,841        Rentokil Initial plc .........................        51,745
      13,540        Reuters Group plc ............................        21,723
      11,211        Sage Group plc ...............................        20,379
       2,096        SAP AG .......................................       158,843
       2,000        Secom Co Ltd .................................        51,273
       5,606        Securicor plc ................................         7,598
       2,843        Securitas AB (B Shs) .........................        26,824
       3,788        Serco Group plc ..............................         6,916
          41        SGS Societe Generale Surveillance Holdings S.A.       13,197
         762        Tietoenator Corp .............................        10,510
         300        TIS, Inc .....................................         4,023
       1,450      * Tiscali S.p.A. ...............................         5,791
      10,000        Tokyu Corp ...................................        29,516
         100        Trans Cosmos, Inc ............................           936
         500      * Trend Micro, Inc .............................         7,021
      12,000        Wharf Holdings Ltd ...........................        23,848
       2,247      * WM-Data AB (B Shs) ...........................         2,080
      11,584        WPP Group plc ................................        62,438
                                                                    ------------
                    TOTAL BUSINESS SERVICES                              876,955
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--12.92%
       2,932        Akzo Nobel NV ................................        58,293
       7,008        Amersham plc .................................        45,527
      12,000        Asahi Kasei Corp .............................        31,270
      17,478        AstraZeneca plc (United Kingdom) .............       595,906
       6,931        Aventis S.A. .................................       304,264
       5,378        BASF AG ......................................       200,174
       4,973        BOC Group plc ................................        59,505
       7,107        Bayer AG .....................................        96,862
         262        Beiersdorf AG ................................        29,261
       8,758        Boots Group plc ..............................        73,439
       1,495        CSL Ltd ......................................        14,112
       2,560      * Celltech Group plc ...........................        10,784
       1,800        Chugai Pharmaceutical Co Ltd .................        18,200
       2,000        Daicel Chemical Industries Ltd ...............         6,494
       2,000        Daiichi Pharmaceutical Co Ltd ................        26,784
       5,000        Dainippon Ink & Chemicals, Inc ...............         8,138
       4,000        Denki Kagaku Kogyo KK ........................        10,288
       2,500        Eisai Co Ltd .................................        46,066
       3,234      * Elan Corp plc ................................         9,175
          72        Givaudan S.A. (Regd) .........................        27,490
      61,261        GlaxoSmithKline plc ..........................     1,077,743
         527        Henkel Kgaa ..................................        32,405
      11,923        Imperial Chemical Industries plc .............        17,338
       2,000      * Ishihara Sangyo Kaisha Ltd ...................         2,226
       1,000        JSR Corp .....................................        10,035
       2,000        Kaneka Corp ..................................         9,395
       6,000        Kao Corp .....................................       121,184
       3,000        Kyowa Hakko Kogyo Co Ltd .....................        12,801
       1,031        L'Air Liquide S.A. ...........................       136,691
       3,454        L'Oreal S.A. .................................       209,180
         393        Lonza Group AG. (Regd) .......................        22,275
         445        Merck KGaA ...................................        10,659
      16,000        Mitsubishi Chemical Corp .....................        28,335
       3,000        Mitsubishi Gas Chemical Co, Inc ..............         4,883
       5,000        Mitsui Chemicals, Inc ........................        19,649
       1,000        Nippon Kayaku Co Ltd .........................         3,778
       2,000        Nippon Sanso Corp ............................         5,566
       1,000        Nippon Shokubai Co Ltd .......................         4,807
       1,000        Nissan Chemical Industries Ltd ...............         3,947
      28,071        Novartis AG. (Regd) ..........................     1,040,421
       2,773        Novo Nordisk a/s (B Shs) .....................        91,474
         504        Novozymes a/s (B Shs) ........................        11,627
         164        Omega Pharma S.A. ............................         2,731


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  181

Statement of Investments
  (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       2,409      * Orica Ltd ....................................  $     13,233
         306        Orion-Yhtymae OY (B Shrs) ....................         4,471
       1,267      * Qiagen NV ....................................         7,328
       5,404        Reckitt Benckiser plc ........................        88,579
       8,052        Roche Holding AG. (Genusscheine) .............       482,006
       1,982      * SNIA S.p.A. ..................................         3,482
       3,000        Sankyo Co Ltd ................................        39,720
       4,115        Sanofi-Synthelabo S.A. .......................       207,047
       1,713        Schering AG ..................................        69,629
       2,058      * SciGen Ltd ...................................            82
       4,000        Sekisui Chemical Co Ltd ......................         9,445
          72        Serono S.A. (B Shs) ..........................        34,791
       3,900        Shin-Etsu Chemical Co Ltd ....................       120,703
       3,000        Shionogi & Co Ltd ............................        40,631
       3,000        Shiseido Co Ltd ..............................        29,398
       8,000        Showa Denko KK ...............................        10,322
         406        Solvay S.A. ..................................        25,098
       1,000        Sumitomo Bakelite Co Ltd .....................         3,517
      11,000        Sumitomo Chemical Co Ltd .....................        37,199
         300        Suzuken Co Ltd ...............................         7,691
       1,000        Taisho Pharmaceutical Co Ltd .................        14,244
       8,000        Takeda Chemical Industries Ltd ...............       298,870
       8,000        Teijin Ltd ...................................        17,946
      12,000        Toray Industries, Inc ........................        26,615
       4,000        Tosoh Corp ...................................         8,163
       7,000        UBE Industries Ltd ...........................         7,969
         898        UCB S.A. .....................................        19,471
       3,792        Wesfarmers Ltd ...............................        50,894
       3,500        Yamanouchi Pharmaceutical Co Ltd .............        91,204
       1,174        Zeltia S.A. ..................................         7,827
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                6,328,757
                                                                    ------------
 COMMUNICATIONS--8.56%
      12,334      * British Sky Broadcasting Group plc ...........       122,141
      87,711        BT Group plc .................................       223,211
      20,987        Cable & Wireless plc .........................        22,889
       6,462        Carlton Communications plc ...................         9,040
      21,492      * Deutsche Telekom AG. (Regd) ..................       237,101
     156,839      * Ericsson (LM) (B Shs) ........................        98,037
       4,024        France Telecom S.A. ..........................        82,068
       4,024      * France Telecom S.A. Rts ......................        15,808
           2        Fuji Television Network, Inc .................         6,207
       3,000        Fujikura Ltd .................................         7,160
       2,016      * GN Store Nord ................................         5,391
       3,074        Hellenic Telecommunications Organization S.A..        28,177
      17,856      * KPN NV .......................................       114,569
       6,028        Mediaset S.p.A. ..............................        45,781
         609      * Modern Times Group AB (B Shs) ................         4,417
       1,000        Nippon Comsys Corp ...........................         3,078
          58        Nippon Telegraph & Telephone Corp ............       197,116
         191        NTT Docomo, Inc ..............................       355,971
       8,761        Portugal Telecom SGPS S.A. (Regd) ............        60,706
         515      * PT Multimedia Servicos de Telecomunicacoes e
                    Multimedia SGPS S.A. .........................         6,125
       1,815        Publishing & Broadcasting Ltd ................         9,202
      67,000        Singapore Telecommunications Ltd .............        50,863
       1,170        Societe Television Francaise 1 (T.F.1) .......        26,658
         271        Swisscom AG. (Regd) ..........................        83,318
       1,090        Tandberg ASA .................................         2,749
       1,326        TDC a/s ......................................        31,272
         963      * Tele2 AB (B Shs) .............................        29,132
      14,100        Telecom Corp of New Zealand Ltd ..............        35,317
      34,545        Telecom Italia S.p.A. ........................       238,236
         964        Telefonica S.A. ..............................         9,015
      48,216        Telefonica S.A. (New) ........................       450,896
       1,155      * Telekom Austria AG ...........................  $     11,847
       4,228        Telenor ASA ..................................        13,575
       3,000        Television Broadcasts Ltd ....................         9,193
      19,271        TeliaSonera AB ...............................        55,229
      22,275        Telstra Corp Ltd .............................        54,785
       3,681      * Terra Networks S.A. ..........................        17,674
      38,856        TIM S.p.A. ...................................       158,575
     620,000        Vodafone Group plc ...........................     1,127,004
       7,003        Vodafone Group plc (Spon ADR) ................       127,595
       1,526        Vodafone-Panafon S.A. ........................         8,359
                                                                    ------------
                    TOTAL COMMUNICATIONS                               4,195,487
                                                                    ------------
 DEPOSITORY INSTITUTIONS--15.33%
       3,000        77 Bank Ltd ..................................        11,005
      14,432        ABN Amro Holding NV ..........................       211,026
       8,272        Allied Irish Banks plc .......................       114,184
       1,412        Alpha Bank S.A. ..............................        15,346
       7,000      * Ashikaga Financial Group, Inc ................         7,969
      15,355      * Australia & New Zealand Banking Group Ltd ....       166,373
       8,232        BNP Paribas ..................................       329,667
      27,000        BOC Hong Kong Holdings Ltd ...................        28,214
       3,089        Banco BPI S.A. (Regd) ........................         7,483
       2,516        Banca Fideuram S.p.A. ........................        10,295
       7,041        Banca Monte dei Paschi di Siena S.p.A. .......        15,943
      14,721      * Banca Nazionale del Lavoro S.p.A. ............        18,569
       3,342        Banca Popolare di Milano .....................        12,764
      31,081        Banco Bilbao Vizcaya Argentaria S.A. .........       258,776
      14,113        Banco Comercial Portugues S.A. (Regd) ........        19,250
      14,113      * Banco Comercial Portugues S.A. ...............         1,540
         807        Banco Espirito Santo S.A. (Regd) .............        10,567
      43,933        Banco Santander Central Hispano S.A. .........       280,447
      13,200        Bank Of East Asia Ltd ........................        24,202
       5,000        Bank Of Fukuoka Ltd ..........................        18,637
       9,321        Bank Of Ireland (London) .....................        99,575
       9,000        Bank Of Yokohama Ltd .........................        28,082
      67,045        Barclays plc .................................       386,808
       3,268      * Bayerische Hypo-und Vereinsbank AG ...........        24,534
      11,277      * Capitalia S.p.A. .............................        15,874
       6,000        Chiba Bank Ltd ...............................        17,305
         648        Commercial Bank Of Greece ....................         6,378
      12,800        Commonwealth Bank of Australia ...............       201,498
      12,241        Credit Suisse Group ..........................       212,855
      11,000        DBS Group Holdings Ltd .......................        57,332
       5,619        Danske Bank a/s ..............................        93,711
       5,729        Deutsche Bank AG. (Regd) .....................       240,682
       6,578        Dexia ........................................        59,936
       3,575        DnB Holding ASA ..............................        14,139
       1,432        EFG Eurobank Ergasias S.A. ...................        14,251
         239        Erste Bank Der Oesterreichischen Sparkassen A         17,056
       9,952        Fortis .......................................       129,447
         408        Gjensidige Nor ASA ...........................        11,779
       3,000        Gunma Bank Ltd ...............................        11,208
      95,592        HSBC Holdings plc (United Kingdom) ...........       977,601
       8,000        Hang Seng Bank Ltd ...........................        81,544
       6,000      * Hokuriku Bank Ltd ............................         7,084
      37,170        Banca Intesa S.p.A. ..........................        82,742
       8,428        Banca Intesa S.p.A. (Rnc) ....................        13,243
       7,000        Joyo Bank Ltd ................................        18,359
         874        KBC Bancassurance Holding NV .................        26,523
      56,485        Lloyds TSB Group plc .........................       287,491
       2,052        Macquarie Bank Ltd ...........................        30,629
          37        Mitsubishi Tokyo Financial Group, Inc ........       140,412
       4,000        Mitsui Trust Holdings, Inc ...................         7,151
          62      * Mizuho Financial Group, Inc ..................        50,612
      15,789        National Australia Bank Ltd ..................       304,844
       1,713        National Bank Of Greece S.A. .................        16,898


                       SEE NOTES TO FINANCIAL STATEMENTS

182  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
  (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
      22,920        Nordea AB (Sweden) ...........................  $    101,098
      10,000        Oversea-Chinese Banking Corp Ltd .............        53,537
       1,090        Piraeus Bank S.A. ............................         5,995
      38,000        Resona Holdings, Inc .........................        18,266
      27,785        Royal Bank Of Scotland Group plc .............       625,837
       8,906        Sanpaolo IMI S.p.A. ..........................        60,545
       6,000        Shizuoka Bank Ltd ............................        38,708
       4,825        Skandinaviska Enskilda Banken (A Shs) ........        41,826
       3,074        Societe Generale (A Shs) .....................       158,728
          36        Sumitomo Mitsui Financial Group Inc ..........        64,362
       9,000        Sumitomo Trust & Banking Co Ltd ..............        24,287
       5,336        Suncorp-Metway Ltd ...........................        32,794
       2,000        Suruga Bank Ltd ..............................         7,539
       6,065        Svenska Handelsbanken AB (A Shs) .............        85,478
      12,845        UBS AG. (Regd) ...............................       546,515
          31        UFJ Holdings, Inc ............................        30,848
      35,246        UniCredito Italiano S.p.A. ...................       134,227
      12,000        United Overseas Bank Ltd .....................        70,022
      17,893        Westpac Banking Corp .........................       163,056
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                      7,513,508
                                                                    ------------
 EATING AND DRINKING PLACES--0.38%
       1,020      * Autogrill S.p.A. .............................         8,014
      22,334        Compass Group plc ............................        95,404
      26,615        Granada plc ..................................        23,979
         200        Saizeriya Co Ltd .............................         1,798
         700        Skylark Co Ltd ...............................         8,205
         863        Sodexho Alliance S.A. ........................        17,732
          36        Valora Holding AG ............................         6,000
       2,703        Whitbread plc ................................        22,388
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                     183,520
                                                                    ------------
 EDUCATIONAL SERVICES--0.01%
         600        Benesse Corp .................................         6,831
                                                                    ------------
                    TOTAL EDUCATIONAL SERVICES                             6,831
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--5.97%
         944      * ACEA S.p.A. ..................................         3,368
       1,605        AWG plc ......................................        13,344
         559        Aguas de Barcelona S.A. ......................         6,094
       4,411        Australian Gas Light Co Ltd ..................        29,588
      35,290        BG Group plc .................................       134,014
      18,500        CLP Holdings Ltd .............................        76,614
      42,248        Centrica plc .................................        96,329
       6,800        Chubu Electric Power Co, Inc .................       120,998
       2,500        Contact Energy Ltd ...........................         5,846
       6,024        E.ON AG ......................................       248,343
         308        Electrabel S.A. ..............................        74,276
      17,509        Electricidade de Portugal S.A. ...............        29,996
       9,212        Endesa S.A. ..................................       112,081
      21,739        Enel S.p.A. ..................................       124,064
       2,158        Gas Natural SDG S.A. .........................        35,982
       4,000      * Hitachi Zosen Corp ...........................         1,822
      38,000        Hong Kong & China Gas Co Ltd .................        46,773
      14,500        Hong Kong Electric Holdings Ltd ..............        57,818
       7,847        Iberdrola S.A. ...............................       127,840
      10,620      * International Power plc ......................        14,143
       1,838      * Italgas S.p.A. ...............................        25,632
       7,300        Kansai Electric Power Co, Inc ................       110,319
       3,615        Kelda Group plc ..............................        23,399
       1,000        Kurita Water Industries Ltd ..................         8,636
       4,000        Kyushu Electric Power Co, Inc ................        58,357
      31,359        National Grid Transco plc ....................       192,075
          43        Oest Elektrizitatswirts (A Shs) ..............         3,812
      21,000        Osaka Gas Co Ltd .............................        55,431
         429        Public Power Corp ............................         6,170
       4,085        RWE AG .......................................        91,380
       8,595        Scottish & Southern Energy plc ...............        86,405
      18,549        Scottish Power plc ...........................       110,241
       3,182        Severn Trent plc .............................        36,012
       7,113        Snam Rete Gas S.p.A. .........................        24,993
           5      * Sociedad General de Aguas de Barcelona S.A. ..            53
       8,468        Suez S.A. ....................................        98,409
       4,600        Tohoku Electric Power Co, Inc ................        66,723
      12,500        Tokyo Electric Power Co, Inc .................       238,763
      27,000        Tokyo Gas Co Ltd .............................        83,792
       1,666        Tomra Systems ASA ............................         7,186
       2,339        Union Fenosa S.A. ............................        29,735
       5,558        United Utilities plc .........................        51,482
       9,442      * Vivendi Universal S.A. .......................       126,522
          10        West Japan Railway Co ........................        31,624
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         2,926,484
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.06%
       8,280      * ABB Ltd ......................................        19,422
       9,421      * ARM Holdings plc .............................         7,632
       1,500        ASM Pacific Technology Ltd ...................         3,587
       4,692      * ASML Holding NV ..............................        30,463
         700        Advantest Corp ...............................        24,911
         392        Aixtron AG ...................................         1,031
      10,907        Alcatel S.A. .................................        74,624
       1,000        Alps Electric Co Ltd .........................        12,017
       2,510      * Alstom .......................................         3,862
         105        Bang & Olufsen a/s (B Shs) ...................         1,867
          65        Barco NV .....................................         3,142
      10,000      * Chartered Semiconductor Manufacturing Ltd ....         3,569
       4,016        Electrocomponents plc ........................        16,314
       3,196        Electrolux AB Series B .......................        50,698
         466      * Epcos AG .....................................         5,527
         400        Fisher & Paykel Appliances Holdings Ltd ......         2,095
         600        Fisher & Paykel Healthcare Corp ..............         3,109
         300        Fuji Machine Manufacturing Co Ltd ............         2,277
      17,000        Fujitsu Ltd ..................................        45,876
       4,000        Furukawa Electric Co Ltd .....................         8,332
         300        Hirose Electric Co Ltd .......................        19,683
       3,438      * Infineon Technologies AG .....................        23,297
      14,000        Johnson Electric Holdings Ltd ................        15,347
       7,484        Kidde plc ....................................         7,867
      13,478        Koninklijke Philips Electronics NV ...........       211,637
         270      * Kudelski S.A. (Br) ...........................         3,276
       1,700        Kyocera Corp .................................        84,298
         300        Mabuchi Motor Co Ltd .........................        22,871
      23,000        Matsushita Electric Industrial Co Ltd ........       196,483
       4,000        Matsushita Electric Works Ltd ................        20,847
      17,000        Mitsubishi Electric Corp .....................        46,880
       2,500        Murata Manufacturing Co Ltd ..................        97,192
      15,000      * NEC Corp .....................................        49,460
       1,000        NGK Spark Plug Co Ltd ........................         6,865
       1,300        Nitto Denko Corp .............................        34,753
      48,706        Nokia Oyj ....................................       682,420
       4,000      * Oki Electric Industry Co Ltd .................         8,737
       1,400        Pioneer Corp .................................        29,103
       1,100        Rohm Co Ltd ..................................       119,295
       5,974        STMicroelectronics NV ........................       113,102
      15,000        Sanyo Electric Co Ltd ........................        40,985
       2,086        Schneider Electric S.A. ......................        97,651
       9,000        Sharp Corp ...................................        88,801
       9,500        Sony Corp ....................................       333,758
       1,000        Stanley Electric Co Ltd ......................        12,624
       6,000        Sumitomo Electric Industries Ltd .............        37,443
       1,200        TDK Corp .....................................        45,842
       1,000        Taiyo Yuden Co Ltd ...........................         8,214


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  182

Statement of Investments
  (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       1,717        Thomson ......................................  $     19,261
       1,600        Tokyo Electron Ltd ...........................        62,608
      29,000        Toshiba Corp .................................        76,547
          90        Unaxis Holding AG. (Regd) ....................         5,904
       2,000        Venture Corp Ltd .............................        15,863
       1,000        Yamaha Corp ..................................        11,258
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT      2,970,527
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.05%
          30        Bellsystem 24, Inc ...........................         4,301
       9,000        SembCorp Industries Ltd ......................         5,558
      12,000        Singapore Technologies Engineering Ltd .......        12,101
         993        Vedior NV ....................................         4,378
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES             26,338
                                                                    ------------
 FABRICATED METAL PRODUCTS--0.37%
       8,378        Amcor Ltd ....................................        41,060
       3,002        Assa Abloy AB (B Shs) ........................        24,607
          52        Boehler-Uddeholm AG ..........................         2,650
       2,704        European Aeronautic Defense & Space Co .......        20,359
       6,725        GKN plc ......................................        17,114
       1,000        Hitachi Cable Ltd ............................         2,041
       3,373        Novar plc ....................................         5,971
         500        SMC Corp .....................................        39,130
       2,000        Tostem Inax Holding Corp .....................        21,235
       1,000        Toyo Seikan Kaisha Ltd .......................         9,521
                                                                    ------------
                    TOTAL FABRICATED METAL PRODUCTS                      183,688
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--5.08%
       6,000        Ajinomoto Co, Inc ............................        61,680
         110        Ariake Japan Co Ltd ..........................         2,667
       4,000        Asahi Breweries Ltd ..........................        25,333
       1,464      * BRL Hardy Ltd ................................         9,280
      20,569        Cadbury Schweppes plc ........................       108,917
         239        Carlsberg a/s (A Shs) ........................         7,287
       3,776        Coca-Cola Amatil Ltd .........................        12,892
         860        Coca-Cola Hellenic Bottling Co S.A. ..........        10,942
         400        Coca-Cola West Japan Co Ltd ..................         6,564
         735        DCC plc ......................................         7,820
         596        Danisco a/s ..................................        19,310
      32,545        Diageo plc ...................................       334,375
      20,897        Foster's Group Ltd ...........................        55,942
       2,000        Fraser & Neave Ltd ...........................         8,951
      10,611        Goodman Fielder Ltd ..........................        10,452
       1,301        Groupe Danone ................................       164,254
       2,008        Heineken NV ..................................        74,477
         200        Ito En Ltd ...................................         6,494
       1,541        Interbrew S.A. ...............................        31,209
         400        Katokichi Co Ltd .............................         6,473
       1,082        Kerry Group (Class A) ........................        14,522
       1,000        Kikkoman Corp ................................         6,392
       7,000        Kirin Brewery Co Ltd .........................        52,361
       2,252        LVMH Moet Hennessy Louis Vuitton S.A. ........        88,859
       2,000        Meiji Dairies Corp ...........................         6,291
       3,000        Meiji Seika Kaisha Ltd .......................         9,032
       4,055        Nestle S.A. (Regd) ...........................       802,629
       2,000        Nichirei Corp ................................         6,106
       1,000        Nippon Meat Packers, Inc .....................         9,580
       1,000        Nisshin Seifun Group, Inc ....................         7,118
         800        Nissin Food Products Co Ltd ..................        16,596
       1,518      * Numico NV ....................................         9,558
       1,846        Orkla ASA ....................................        27,474
       3,592        Parmalat Finanziaria S.p.A. ..................         7,173
         501        Pernod-Ricard ................................        42,697
         900        QP Corp/Japan ................................         6,793
       8,000        SABMiller plc ................................        50,075
       2,000        Sapporo Breweries Ltd ........................         4,233
       7,664        Scottish & Newcastle plc .....................        41,037
       1,853        Singapore Food Industries Ltd ................           756
       1,000      * Snow Brand Milk Products Co Ltd ..............         2,209
       5,999        Southcorp Ltd ................................        11,782
       1,000        Takara Holdings, Inc .........................         4,723
       3,745        Tate & Lyle plc ..............................        17,699
      27,983        Unilever plc .................................       259,196
       1,000        Yakult Honsha Co Ltd .........................        13,400
       1,000        Yamazaki Baking Co Ltd .......................         5,600
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                    2,489,210
                                                                    ------------
 FOOD STORES--1.85%
       5,451        Carrefour S.A. ...............................       206,460
         275        Casino Guichard-Perrachon S.A. ...............        17,405
      11,472        Coles Myer Ltd ...............................        42,982
         172        Colruyt S.A. .................................        10,398
         711        Delhaize Group ...............................        12,832
         500        FamilyMart Co Ltd ............................         8,770
       3,000        Ito-Yokado Co Ltd ............................        80,958
         269      * Jeronimo Martins SGPS S.A. ...................         1,937
         600        Lawson, Inc ..................................        17,305
       6,593      * Royal Ahold NV ...............................        22,015
       9,773        Safeway plc ..................................        40,280
      14,538        Sainsbury (J) plc ............................        50,555
       1,000      * Seiyu Ltd ....................................         2,193
       4,000        Seven-Eleven Japan Co Ltd ....................       105,583
      70,996        Tesco plc ....................................       200,032
       1,000        UNY Co Ltd ...................................         7,860
      10,762        Woolworths Ltd ...............................        79,538
                                                                    ------------
                    TOTAL FOOD STORES                                    907,103
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.27%
          13        Forbo Holding AG. (Regd) .....................         3,800
      31,000        Hitachi Ltd ..................................       107,969
         400        Shimachu Co Ltd ..............................         7,539
         700        Yamada Denki Co Ltd ..........................        13,223
                                                                    ------------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES           132,531
                                                                    ------------
 GENERAL BUILDING CONTRACTORS--0.54%
         360        ACS Actividades de Construccion y Servicios S         12,704
       3,000        Allgreen Properties Ltd ......................         1,411
       2,740        Amec plc .....................................         8,435
       2,174        Barratt Developments plc .....................        13,402
       1,186        Berkeley Group plc ...........................        11,623
       1,753        Bouygues S.A. ................................        35,273
         800        Daito Trust Construction Co Ltd ..............        16,327
       4,000        Daiwa House Industry Co Ltd ..................        23,039
       3,100        Fletcher Building Ltd ........................         5,875
       1,148        Grupo Dragados S.A. ..........................        21,333
       1,169        Leighton Holdings Ltd ........................         6,217
         889      * NH Hoteles S.A. ..............................         7,256
       2,000        Nishimatsu Construction Co Ltd ...............         5,566
       5,000        Obayashi Corp ................................        12,144
       5,000        Shimizu Corp .................................        11,258
       3,921        Skanska AB (B Shs) ...........................        17,896
       3,000        Sumitomo Realty & Development Co Ltd .........         9,943
       8,000        Taisei Corp ..................................        14,977
       5,104        Taylor Woodrow plc ...........................        14,159
       1,000        Toda Corp ....................................         1,729
       3,389        Wimpey (George) plc ..........................        12,776
                                                                    ------------
                    TOTAL GENERAL BUILDING CONTRACTORS                   263,343
                                                                    ------------
 GENERAL MERCHANDISE STORES--0.81%
       2,000        Aeon Co Ltd ..................................        40,057
       2,000      * Daiei, Inc ...................................         2,209
       2,000        Daimaru, Inc .................................         7,033
      14,000        Giordano International Ltd ...................         4,353


                       SEE NOTES TO FINANCIAL STATEMENTS

184  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
  (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 GENERAL MERCHANDISE STORES--(CONTINUED)
       1,012        Hagemeyer NV .................................  $      3,832
       1,000        Hankyu Department Stores, Inc ................         5,439
       1,000        Isetan Co Ltd ................................         6,662
         382        KarstadtQuelle AG ............................         4,956
         494        Kesko Oyj (B Shs) ............................         5,789
      25,946        Kingfisher plc ...............................        94,327
         846        Koninklijke Vendex KBB NV ....................         6,342
      22,969        Marks & Spencer Group plc ....................       102,383
       3,000        Marui Co Ltd .................................        25,223
       1,343        Metro AG .....................................        28,313
       3,000        Mitsukoshi Ltd ...............................         7,666
         686        Pinault-Printemps-Redoute S.A. ...............        35,287
       9,579      * Sonae SPGS S.A. ..............................         3,867
       2,000        Takashimaya Co Ltd ...........................         7,944
       1,000        Warehouse Group Ltd ..........................         3,092
                                                                    ------------
                    TOTAL GENERAL MERCHANDISE STORES                     394,774
                                                                    ------------
 HEALTH SERVICES--0.02%
       4,000        Parkway Holdings Ltd .........................         1,734
       2,058        Sonic Healthcare Ltd .........................         7,437
                                                                    ------------
                    TOTAL HEALTH SERVICES                                  9,171
                                                                    ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.30%
       1,161        Acesa Infraestructuras S.A. ..................        14,975
       3,719        Balfour Beatty plc ...........................         8,641
       2,534        Brisa-Auto Estradas de Portugal S.A. .........        13,549
         496        Fomento de Construcciones y Contratas S.A. ...        12,443
         555        Grupo Ferrovial S.A. .........................        14,389
         565        Hellenic Technodomiki Tev S.A. ...............         3,280
       2,000        JGC Corp .....................................        14,252
       7,000        Kajima Corp ..................................        12,928
       1,000        Okumura Corp .................................         3,390
         629        Technical Olympic S.A. .......................         1,620
       3,940        Transurban Group .............................        10,405
          82      * VA Technologie AG ............................         1,575
         619        Vinci S.A. ...................................        36,137
                                                                    ------------
                    TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING            147,584
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--1.99%
       4,436        Canary Wharf Group plc .......................        10,167
       5,347        Compagnie Financiere Richemont AG. (Units)
                      (A Shs) ....................................        72,997
      10,747        Deutsche Office Trust ........................         7,469
         838        Drott AB (B Shs) .............................         9,241
      22,000        Hutchison Whampoa Ltd ........................       119,880
       5,195        iShares MSCI EAFE Index Fund .................       470,667
       4,200        JFE Holdings, Inc ............................        53,129
       4,831        Land Securities Group plc ....................        55,935
       3,599        Lend Lease Corp Ltd ..........................        20,226
      19,274        Macquarie Infrastructure Group ...............        36,572
      11,048        Principal Office Fund ........................         9,681
       1,113        Schroders plc ................................         8,713
       1,800        Softbank Corp ................................        20,948
       7,000        Sumitomo Corp ................................        31,700
         775      * Westfield Trust ..............................         1,597
      20,870        Westfield Trust (Units) ......................        43,006
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES           971,928
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--0.38%
       1,855        Accor S.A. ...................................        51,252
       2,463        Aristocrat Leisure Ltd .......................         2,426
      15,789        Hilton Group plc .............................        34,378
       1,000        Overseas Union Enterprise Ltd ................         3,258
       8,000        Shangri-La Asia Ltd ..........................         5,231
       8,661        Six Continents plc ...........................        82,482
       1,600        Sky City Entertainment Group Ltd .............         7,004
         674        Sol Melia S.A. ...............................         2,177
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                188,208
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--1.13%
       1,996        Aggreko plc ..................................         4,354
       2,000        Amada Co Ltd .................................         5,043
       1,958        Atlas Copco AB (B Shs) .......................        36,024
         401        Buderus AG ...................................        10,983
         450        Creative Technology Ltd ......................         2,728
       1,000        Daikin Industries Ltd ........................        16,436
       1,000      * Dainippon Screen Manufacturing Co Ltd ........         3,331
      19,472        Dixons Group plc .............................        26,316
       2,000        Ebara Corp ...................................         6,173
       5,191        FKI plc ......................................         5,251
         231      * FLS Industries a/s (B Shs) ...................         1,527
       6,105        Futuris Corp Ltd .............................         5,165
         247        Hoganas AB (B Shs) ...........................         4,093
      11,000        Ishikawajima-Harima Heavy Industries Co Ltd ..        10,482
         126        KCI Konecranes Oyj ...........................         2,399
      10,000        Komatsu Ltd ..................................        36,768
         312        Kone Oyj (B Shs) .............................         9,533
       1,000        Koyo Seiko Co Ltd ............................         5,136
       9,000        Kubota Corp ..................................        22,618
         761        Linde AG .....................................        24,206
         389      * Logitech International S.A. (Regd) ...........        11,442
       1,000        Makita Corp ..................................         7,008
         928        Metso Oyj ....................................         9,468
       3,000        Minebea Co Ltd ...............................         9,841
      31,000        Mitsubishi Heavy Industries Ltd ..............        74,245
         400        Mori Seiki Co Ltd ............................         1,926
         172      * NEG Micon a/s ................................         1,794
       4,000        NSK Ltd ......................................        10,862
       4,000        NTN Corp .....................................        15,854
         300        Nidec Corp ...................................        16,900
         852        OCE NV .......................................         6,712
       2,000        Omron Corp ...................................        31,776
         185        Ostasiatiske Kompagni ........................         4,186
         981        SKF AB (B Shs) ...............................        25,107
       1,000        Sanden Corp ..................................         3,980
       2,252        Sandvik AB ...................................        50,729
          46      * Schindler Holding AG. (Pt Cert) ..............         6,808
          27        Sulzer AG. (Regd) ............................         3,311
         900        THK Co Ltd ...................................         8,652
         107        Tecan Group AG ...............................         2,648
         974        Vestas Wind Systems a/s ......................         7,371
         344        Wartsila Oyj (B Shs) .........................         3,513
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT             552,699
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--2.05%
       9,000        Canon, Inc ...................................       314,218
       2,000        Casio Computer Co Ltd ........................        12,430
       2,000        Citizen Watch Co Ltd .........................        10,693
         478        Cochlear Ltd .................................         9,619
         136        Coloplast a/s (B Shs) ........................         9,043
         917        Essilor International S.A. ...................        35,612
       1,100        Fanuc Ltd ....................................        47,681
         336        Fresenius Medical Care AG ....................        17,001
       4,000        Fuji Photo Film Co Ltd .......................       122,786
       1,629        Gambro AB (A Shs) ............................         6,820
         876        Gambro AB (B Shs) ............................         3,657
       2,923        IMI plc ......................................        12,001
      32,266        Invensys plc .................................         5,355
         330        Keyence Corp .................................        51,039
       2,000        Konica Corp ..................................        15,837
       1,238        Luxottica Group S.p.A. .......................        13,252
       2,000      * Nikon Corp ...................................        13,948
         194      * Nobel Biocare Holding Ag .....................        10,273
       2,000        Olympus Optical Co Ltd .......................        31,017
      18,000      * PCCW Ltd .....................................        10,155


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  185

Statement of Investments
  (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
         200        Paris Miki, Inc ..............................  $      2,228
         365        Phonak Holding AG ............................         3,254
       6,000        Ricoh Co Ltd .................................        93,759
       2,000      * ST Assembly Test Services Ltd ................         1,314
          83        Sagem S.A. ...................................         5,570
       9,267        Smith & Nephew plc ...........................        56,687
          40        Synthes-Stratec, Inc .........................        22,228
       2,313        The Swatch Group AG. (Regd) ..................        39,450
       1,000        Ushio, Inc ...................................         9,521
         274      * William Demant Holding .......................         5,697
       2,000        Yokogawa Electric Corp .......................        13,291
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS             1,005,436
                                                                    ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.01%
         530        MLP AG .......................................         3,736
                                                                    ------------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE            3,736
                                                                    ------------
 INSURANCE CARRIERS--3.79%
      11,579      * AMP Ltd ......................................        49,120
      14,188        AXA ..........................................       167,515
      13,213        Aegon NV .....................................        99,196
       4,476        Alleanza Assicurazioni S.p.A. ................        33,603
       1,910        Allianz AG. (Regd) ...........................        94,622
      10,454        Assicurazioni Generali S.p.A. ................       215,372
      22,835        Aviva plc ....................................       127,051
         713        Corporacion Mapfre S.A. ......................         5,804
      17,345        ING Groep NV .................................       200,436
      14,424        Insurance Australia Group Ltd ................        25,278
      65,031        Legal & General Group plc ....................        71,440
       1,991        Mediolanum S.p.A. ............................         8,321
          15        Millea Holdings, Inc .........................        93,102
      13,000        Mitsui Sumitomo Insurance Co Ltd .............        55,692
       1,087        Muenchener Rueckver AG. (Regd) ...............        62,272
         154        Pohjola Group plc (D Shs) ....................         2,428
      19,991        Prudential plc ...............................        97,482
       5,810        QBE Insurance Group Ltd ......................        29,457
       3,135        RAS S.p.A. ...................................        38,964
      13,579        Royal & Sun Alliance Insurance Group plc .....        14,649
       2,552        Sampo Oyj (A Shs) ............................        15,595
       8,145        Skandia Forsakrings AB .......................        17,003
       8,000        Sompo Japan Insurance, Inc ...................        37,376
       1,404      * Storebrand ASA ...............................         4,682
       3,239        Swiss Reinsurance Co (Regd) ..................       158,900
         214      * Topdanmark a/s ...............................         6,226
       1,200      * Tower Ltd ....................................         1,357
       1,475        Zurich Financial Services AG .................       125,513
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           1,858,456
                                                                    ------------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.53%
          10        Central Japan Railway Co .....................        59,791
          35        East Japan Railway Co ........................       152,893
       5,000        Keio Electric Railway Co Ltd .................        23,908
      12,500        MTR Corp .....................................        13,382
       8,000        SMRT Corp Ltd ................................         2,357
       8,274        Stagecoach Group plc .........................         5,558
                                                                    ------------
                    TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT         257,889
                                                                    ------------
 LUMBER AND WOOD PRODUCTS--0.10%
       4,280      * Fletcher Challenge Forests Ltd ...............         2,443
         458        Holmen AB (B Shs) ............................        10,668
       5,000        Sekisui House Ltd ............................        35,630
                                                                    ------------
                    TOTAL LUMBER AND WOOD PRODUCTS                        48,741
                                                                    ------------
 METAL MINING--0.86%
      11,339        Alumina Ltd ..................................        28,025
          96        Elkem ASA ....................................         1,786
       2,239        Iluka Resources Ltd ..........................         5,426
       2,000        Johnson Matthey plc ..........................        23,299
      18,147        MIM Holdings Ltd .............................        16,449
       8,000      * Mitsubishi Materials Corp ....................         7,556
       5,000        Mitsui Mining & Smelting Co Ltd ..............        12,397
       3,206        Newcrest Mining Ltd ..........................        12,322
         742        Outokumpu Oyj ................................         6,477
       3,181        Rio Tinto Ltd ................................        59,648
      10,780        Rio Tinto plc ................................       200,895
       5,000        Sumitomo Metal Mining Co Ltd .................        15,686
         148        Umicore ......................................         6,245
      11,339      * WMC Resources Ltd ............................        25,079
                                                                    ------------
                    TOTAL METAL MINING                                   421,290
                                                                    ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.24%
         300        Aderans Co Ltd ...............................         5,945
         190        Amer Group plc ...............................         5,878
       1,239        Bulgari S.p.A. ...............................         5,138
       1,000        Nintendo Co Ltd ..............................        81,464
         189      * RHI AG .......................................         1,693
         264      * SNIA S.p.A ...................................           445
         900      * Sega Corp ....................................         5,093
         366        Societe BIC S.A. .............................        11,842
                                                                    ------------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES         117,498
                                                                    ------------
 MISCELLANEOUS RETAIL--0.30%
         116        Folli-Follie S.A. ............................         1,385
      10,072        GUS plc ......................................        77,532
       2,931        Next plc .....................................        39,333
       4,000        Nippon Mining Holdings, Inc ..................         8,163
      15,582        Signet Group plc .............................        18,411
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                           144,824
                                                                    ------------
 MOTION PICTURES--0.07%
         200        Avex, Inc ....................................         2,075
       5,383        Rank Group plc ...............................        19,995
       1,500        Toho Co Ltd ..................................        13,953
                                                                    ------------
                    TOTAL MOTION PICTURES                                 36,023
                                                                    ------------
 NONDEPOSITORY INSTITUTIONS--1.27%
         700        Acom Co Ltd ..................................        18,300
         400        Aiful Corp ...................................        13,156
       1,200        Credit Saison Co Ltd .........................        20,695
      38,358        HBOS plc .....................................       393,796
       2,543        Irish Life & Permanent plc ...................        26,362
       4,115        Mediobanca S.p.A. ............................        32,465
         800        ORIX Corp ....................................        41,154
         800        Promise Co Ltd ...............................        22,263
       2,227        Provident Financial plc ......................        19,519
         750        Takefuji Corp ................................        35,735
                                                                    ------------
                    TOTAL NONDEPOSITORY INSTITUTIONS                     623,445
                                                                    ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.01%
       2,000        Dowa Mining Co Ltd ...........................         7,067
                                                                    ------------
                    TOTAL NONMETALLIC MINERALS, EXCEPT FUELS               7,067
                                                                    ------------
 OIL AND GAS EXTRACTION--3.12%
         708        Groupe Bruxelles Lambert S.A. ................        25,495
         308        IHC Caland NV ................................        13,134
         125        OMV AG .......................................        13,501
       5,681        Origin Energy Ltd ............................        14,625
      97,905        Shell Transport & Trading Co plc .............       591,159
         321        Smedvig ASA (A Shs) ..........................         1,327
       4,060        Statoil ASA ..................................        31,611
         213        Technip-Coflexip S.A. ........................        14,585
       6,518        Total Fina Elf S.A. ..........................       824,830
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                       1,530,267
                                                                    ------------
 PAPER AND ALLIED PRODUCTS--0.71%
         833        Buhrmann NV ..................................         1,872
       4,238        Bunzl plc ....................................        25,723


                       SEE NOTES TO FINANCIAL STATEMENTS

186  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
  (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 PAPER AND ALLIED PRODUCTS--(CONTINUED)
       7,800        Carter Holt Harvey Ltd .......................  $      7,694
       1,707        De La Rue plc ................................         4,978
          42        Mayr-Melnhof Karton AG .......................         3,389
       1,000      * Mitsubishi Paper Mills Ltd ...................         1,147
       2,000        NGK Insulators Ltd ...........................         9,462
          10        Nippon Unipac Holding ........................        37,274
       1,018        Norske Skogindustrier ASA ....................        12,976
       8,000        OJI Paper Co Ltd .............................        32,248
       4,021        Rexam plc ....................................        22,436
       6,970        Stora Enso Oyj (R Shs) .......................        64,268
       1,948        Svenska Cellulosa AB (B Shs) .................        61,457
       5,060        UPM-Kymmene Oyj ..............................        65,429
                                                                    ------------
                    TOTAL PAPER AND ALLIED PRODUCTS                      350,353
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--6.73%
      37,950        BHP Billiton Ltd .............................       212,820
     204,586        BP plc .......................................     1,316,152
       3,730        BP plc (Spon ADR) ............................       143,941
      28,689        ENI S.p.A. ...................................       383,179
       3,014        Fortum Oyj ...................................        20,227
         825        Hellenic Petroleum S.A. ......................         4,339
      14,000        Nippon Oil Corp ..............................        58,914
       1,356        Norsk Hydro ASA ..............................        51,200
       9,375        Repsol YPF S.A. ..............................       135,241
      21,780        Royal Dutch Petroleum Co .....................       887,673
       5,725        Santos Ltd ...................................        20,273
       1,000        Showa Shell Sekiyu KK ........................         6,443
       2,000        Teikoku Oil Co Ltd ...........................         6,763
       3,000        TonenGeneral Sekiyu KK .......................        18,646
       4,756        Woodside Petroleum Ltd .......................        31,327
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                  3,297,138
                                                                    ------------
 PRIMARY METAL INDUSTRIES--0.73%
         374        Acerinox S.A. ................................        13,464
          75        Aluminum of Greece S.A.I.C ...................         1,409
       3,333        Arcelor ......................................        29,314
      23,463        BHP Billiton plc .............................       117,565
       7,338        BHP Steel Ltd ................................        14,323
         117        Bekaert S.A. .................................         4,276
      28,647      * Corus Group plc ..............................         2,957
         680        Group 4 Falck a/s ............................        10,391
      55,000        Nippon Steel Corp ............................        65,863
       4,995        OneSteel Ltd .................................         5,071
         683        Pechiney S.A. (A Shs) ........................        16,650
         710      * Rautaruukki Oyj ..............................         2,650
       4,000      * Sumitomo Heavy Industries Ltd ................         2,564
      28,000        Sumitomo Metal Industries Ltd ................        12,751
         535        Ssab Svenskt Stal AB (Series A) ..............         6,404
         232        Ssab Svenskt Stal AB (Series B) ..............         2,627
       1,241        TUI AG .......................................        11,836
       3,087        ThyssenKrupp AG ..............................        24,792
         683        Trelleborg AB (B Shs) ........................         5,639
         847        Viohalco S.A. ................................         2,569
         171        Voestalpine AG ...............................         4,292
                                                                    ------------
                    TOTAL PRIMARY METAL INDUSTRIES                       357,407
                                                                    ------------
 PRINTING AND PUBLISHING--1.67%
       1,351        Arnoldo Mondadori Editore S.p.A. .............         8,624
       6,000        Dai Nippon Printing Co Ltd ...................        57,379
       3,123        Daily Mail & General Trust plc ...............        22,831
       1,625        Eniro AB .....................................        10,637
         864        Grupo Prisa S.A. .............................         5,421
       1,721        Gruppo Editoriale L'Espresso S.p.A. ..........         5,878
       4,922        Independent News & Media plc .................         7,251
       3,000        Independent Newspapers Ltd ...................         5,220
       8,783        John Fairfax Holdings Ltd ....................        16,241
       1,321        Lagardere S.C.A. .............................        45,262
      31,469        News Corp Ltd ................................       204,810
       8,046        Pearson plc ..................................        61,110
       6,403        Reed Elsevier NV .............................        64,490
      12,705        Reed Elsevier plc ............................        90,771
       8,000        SCMP Group Ltd ...............................         2,898
         548        Schibsted ASA ................................         5,286
      48,476      * Seat-Pagine Gialle S.p.A. ....................        31,156
       3,000        Singapore Press Holdings Ltd .................        30,252
       1,506        Telefonica Publicidad e Informacion S.A. .....         5,620
       6,000        Toppan Printing Co Ltd .......................        38,101
       3,416        United Business Media plc ....................        11,717
       2,259        VNU NV .......................................        57,386
       2,767        Wolters Kluwer NV ............................        31,099
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                        819,440
                                                                    ------------
 RAILROAD TRANSPORTATION--0.36%
       9,021        Brambles Industries Ltd ......................        24,858
       6,657        Brambles Industries plc ......................        15,994
       3,921        Firstgroup plc ...............................        14,844
       4,000        Keihin Electric Express Railway Co Ltd .......        18,924
      15,000      * Kinki Nippon Railway Co Ltd ..................        35,166
       7,710        Mayne Group Ltd ..............................        13,931
       8,000        Nippon Express Co Ltd ........................        32,113
       7,000        Tobu Railway Co Ltd ..........................        19,362
                                                                    ------------
                    TOTAL RAILROAD TRANSPORTATION                        175,192
                                                                    ------------
 REAL ESTATE--1.13%
       4,821        AMP Diversified Property Trust ...............         8,623
       4,727        British Land Co plc ..........................        30,690
      11,545        CFS Gandel Retail Trust ......................         9,628
      10,000        CapitaLand Ltd ...............................         5,892
      15,000        Cheung Kong Holdings Ltd .....................        83,083
       4,000        City Developments Ltd ........................         8,022
      11,345        Commonwealth Property Office Fund ............         8,021
      19,403        General Property Trust .......................        35,058
       1,509        Great Portland Estates plc ...................         5,164
       2,507        Hammerson plc ................................        17,040
      11,000        Hang Lung Properties Ltd .....................        10,437
       4,763        Harvey Norman Holdings Ltd ...................         5,757
       6,000        Henderson Land Development Co Ltd ............        14,963
       5,000        Hysan Development Co Ltd .....................         3,462
         361        Metrovacesa S.A. .............................        10,285
       6,301        Mirvac Group .................................        15,764
       9,000        Mitsubishi Estate Co Ltd .....................        55,406
       7,000        Mitsui Fudosan Co Ltd ........................        40,142
      13,000        New World Development Co Ltd .................         4,459
       1,000        Singapore Land Ltd ...........................         1,836
      14,000        Sino Land Co Ltd .............................         3,904
       3,769        Slough Estates plc ...........................        18,319
       7,741        Stockland Trust Group ........................        23,249
      13,000        Sun Hung Kai Properties Ltd ..................        62,338
         383        Unibail ......................................        24,491
       2,000        United Overseas Land Ltd .....................         1,915
         984        Vallehermoso S.A. ............................        10,190
       1,194      * WCM Beteiligungs & Grundbesitz AG ............         2,150
       4,301        Westfield Holdings Ltd .......................        35,296
                                                                    ------------
                    TOTAL REAL ESTATE                                    555,584
                                                                    ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.35%
         390        Adidas-Salomon AG ............................        34,386
       6,000        Bridgestone Corp .............................        70,484
         965        Continental AG ...............................        13,773
       1,237        Michelin (C.G.D.E.) (B Shs) ..................        34,015
       9,430      * Pirelli S.p.A. ...............................         7,450
         500        Toyoda Gosei Co Ltd ..........................        10,668
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS     170,776
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  187

Statement of Investments
  (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 SECURITY AND COMMODITY BROKERS--1.25%
       6,105        3i Group plc .................................  $     40,192
       5,864        Amvescap plc .................................        25,953
         994        Australian Stock Exchange Ltd ................         6,625
       1,221        Close Brothers Group plc .....................         9,409
      12,000      * Daiwa Securities Group, Inc ..................        49,283
         554        Deutsche Boerse AG ...........................        21,358
      14,692      * FinecoGroup S.p.A. ...........................         5,483
      10,000        Hong Kong Exchanges & Clearing Ltd ...........        10,642
      13,000        Itochu Corp ..................................        31,574
       2,415        Man Group plc ................................        37,085
      11,000        Marubeni Corp ................................        10,297
      11,000        Mitsubishi Corp ..............................        67,904
      12,000        Mitsui & Co Ltd ..............................        58,087
      13,000        Nikko Cordial Corp ...........................        35,630
      19,000      * Nomura Holdings, Inc .........................       197,883
         442        OM AB ........................................         1,944
       6,000        Singapore Exchange Ltd .......................         4,249
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 613,598
                                                                    ------------
 SPECIAL TRADE CONTRACTORS--0.01%
       1,000        Kinden Corp ..................................         3,365
                                                                    ------------
                    TOTAL SPECIAL TRADE CONTRACTORS                        3,365
                                                                    ------------
 STONE, CLAY, AND GLASS PRODUCTS--1.16%
       8,000        Asahi Glass Co Ltd ...........................        42,908
       4,507        BPB plc ......................................        19,199
       5,319        Boral Ltd ....................................        14,786
       4,860        CRH plc (Ireland) ............................        69,472
       9,558        CSR Ltd ......................................         9,241
         313      * Cimpor Cimentos de Portugal S.A. .............         5,601
       3,180        Compagnie De Saint-Gobain ....................        87,896
       6,841        Hanson plc ...................................        33,332
         268      * Heidelberger Zement AG. (Germany) ............         7,720
       1,399        Holcim Ltd (Regd) ............................        44,772
       1,100        Hoya Corp ....................................        66,327
          64        Imerys S.A. ..................................         7,417
         700        Italcementi S.p.A. ...........................         6,569
       3,779        James Hardie Industries NV ...................        13,542
       1,356        Lafarge S.A. (Br) ............................        75,907
       3,000        Nippon Sheet Glass Co Ltd ....................         6,198
       1,000        Noritake Co Ltd ..............................         2,614
       8,659        Pilkington plc ...............................         6,741
       2,466        RMC Group plc ................................        13,876
       3,000        Sumitomo Osaka Cement Co Ltd .................         4,326
       7,000        Taiheiyo Cement Corp .........................        10,094
       3,000        Toto Ltd .....................................        13,307
         336        Wienerberger AG ..............................         5,925
                                                                    ------------
                    TOTAL STONE, CLAY, AND GLASS PRODUCTS                567,770
                                                                    ------------
 TEXTILE MILL PRODUCTS--0.06%
       4,000      * Kanebo Ltd ...................................         3,980
       5,000        Mitsubishi Rayon Co Ltd ......................        12,059
       1,000        Nisshinbo Industries, Inc ....................         3,803
       5,000        Toyobo Co Ltd ................................         7,337
                                                                    ------------
                    TOTAL TEXTILE MILL PRODUCTS                           27,179
                                                                    ------------
 TOBACCO PRODUCTS--0.25%
       2,972        Altadis S.A. .................................        72,450
           8        Japan Tobacco, Inc ...........................        47,698
         140        Papastratos Cigarette Co .....................         2,625
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                               122,773
                                                                    ------------
 TRANSPORTATION BY AIR--0.52%
         592        Air France ...................................         5,394
      18,176      * Alitalia S.p.A. ..............................         4,165
       5,000      * All Nippon Airways Co Ltd ....................         9,276
       1,512        Auckland International Airport Ltd ...........         4,407
      10,664        BAA plc ......................................        79,223
       4,674      * British Airways plc ..........................         7,683
       9,000        Cathay Pacific Airways Ltd ...................        10,962
       1,762        Deutsche Lufthansa AG. (Regd) ................        15,651
         100      * Flughafen Wien AG ............................         3,376
       3,889        Iberia Lineas Aereas de Espana ...............         5,474
       6,000      * Japan Airlines System Corp ...................        11,587
         239        KLM (Royal Dutch Airlines) NV ................         1,497
          55        Kobenhavns Lufthavne As ......................         3,435
         700      * Ryanair Holdings plc (Spon ADR) ..............        29,029
         688      * SAS AB .......................................         2,921
       5,000        Singapore Airlines Ltd .......................        24,785
       9,500        Swire Pacific Ltd (A Shs) ....................        37,637
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                          256,502
                                                                    ------------
 TRANSPORTATION EQUIPMENT--4.45%
      30,580        BAE Systems plc ..............................        54,137
       4,238        BBA Group plc ................................        11,388
         626        Cycle & Carriage Ltd .........................         1,333
         181        DSV DE Sammenslut Vogn a/s ...................         3,005
       7,685        DaimlerChrysler AG. (Regd) ...................       224,658
       1,054        DaimlerChrysler AG. (U.S.) ...................        30,893
       5,100        Denso Corp ...................................        74,491
       3,063      * Fiat S.p.A. ..................................        18,817
       2,000        Hino Motors Ltd ..............................         8,298
       6,800        Honda Motor Co Ltd ...........................       225,768
      11,000        Kawasaki Heavy Industries Ltd ................         9,184
       5,000        Keppel Corp Ltd ..............................        11,897
       4,210      * Kvaerner ASA .................................         1,851
       1,020        MAN AG .......................................        15,627
       6,000        Mitsui Engineering & Shipbuilding Co Ltd .....         4,756
      24,000        Nissan Motor Co Ltd ..........................       159,690
       1,442        Patrick Corp Ltd .............................        10,422
       1,512        Peugeot Citroen S.A. .........................        59,132
       1,599        Renault S.A. .................................        52,903
      13,566        Rolls-Royce plc ..............................        15,171
       4,000        SembCorp Marine Ltd ..........................         2,130
         700        Shimano, Inc .................................         9,622
       8,205        Siemens AG ...................................       337,539
       5,581        Smiths Group plc .............................        56,458
         651        Thales S.A. ..................................        14,960
       1,400        Toyota Industries Corp .......................        20,720
      25,500        Toyota Motor Corp ............................       566,643
         765        Valeo S.A. ...................................        16,871
       3,071        Volkswagen AG ................................        97,851
       3,199        Volvo AB (B Shs) .............................        56,782
       1,000        Yamaha Motor Co Ltd ..........................         7,210
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                     2,180,207
                                                                    ------------
 TRANSPORTATION SERVICES--0.03%
       2,148        Amadeus Global Travel Distribution S.A. (A Shs)        9,868
          24      * Kuoni Reisen Holding (Regd) ..................         4,759
                                                                    ------------
                    TOTAL TRANSPORTATION SERVICES                         14,627
                                                                    ------------
 TRUCKING AND WAREHOUSING--0.22%
       1,000        Mitsubishi Logistics Corp ....................         5,878
       1,000        Seino Transportation Co Ltd ..................         6,021
       3,442        TPG NV .......................................        52,433
       4,000        Yamato Transport Co Ltd ......................        45,100
                                                                    ------------
                    TOTAL TRUCKING AND WAREHOUSING                       109,432
                                                                    ------------
 WATER TRANSPORTATION--0.49%
       2,967        Associated British Ports Holdings plc ........        18,665
         569        Attica Enterprise Holding S.A. ...............         1,049
         357        Bergesen DY a/s (B Shs) ......................         5,953
          27        Compagnie Maritime Belge S.A. ................         1,573
           3        Dampskibsselskabet Af 1912 (B Shs) ...........        23,363
           2        Dampskibsselskabet Svendborg (B Shs) .........        22,834


                        SEE NOTES TO FINANCIAL STATEMENTS

188  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
  (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
 WATER TRANSPORTATION--(CONTINUED)
       2,704        Exel plc .....................................  $     24,042
         419        Frontline Ltd ................................         4,504
       2,000        Kamigumi Co Ltd ..............................         9,310
       4,000        Kawasaki Kisen Kaisha Ltd ....................         8,804
       7,000        Mitsui O.S.K. Lines Ltd ......................        16,765
       8,000      * Neptune Orient Lines Ltd .....................         4,759
       9,000        Nippon Yusen Kabushiki Kaisha ................        31,118
       6,921        P & O Princess Cruises plc ...................        45,208
       6,286        Peninsular & Oriental Steam Navigation Co ....        17,785
         273        Uponor Oyj ...................................         5,213
                                                                    ------------
                    TOTAL WATER TRANSPORTATION                           240,945
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--0.33%
       1,077        AGFA Gevaert NV ..............................        21,154
         109      * Centerpulse AG. (Regd) .......................        23,309
          22        D'ieteren S.A. ...............................         2,521
       4,000        Fuji Electric Co Ltd .........................         6,881
       2,000        Fujisawa Pharmaceutical Co Ltd ...............        40,226
         430        Instrumentarium Oyj ..........................        15,390
         330        M.J. Maillis S.A. ............................           879
         600        Mitsumi Electric Co Ltd ......................         4,680
       1,702        SSL International plc ........................         4,466
         400      * Sanrio Co Ltd ................................         1,720
       2,000        SembCorp Logistics Ltd .......................         1,926
       1,800        Terumo Corp ..................................        25,942
         255        Titan Cement Co S.A. .........................         8,353
         311        Zodiac S.A. ..................................         5,274
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                  162,721
                                                                    ------------
 WHOLESALE TRADE-NONDURABLE GOODS--1.71%
         634        Altana AG ....................................        29,748
      16,549        British American Tobacco plc .................       154,726
         676        Ciba Specialty Chemicals AG. (Regd) ..........        44,243
       1,263      * Clariant AG. (Regd) ..........................        11,495
         228        Gehe AG ......................................         8,434
         716        H. Lundbeck a/s ..............................        13,309
       7,292        Imperial Tobacco Group plc ...................       115,837
       2,234        Inditex S.A. .................................        43,367
      16,000        Li & Fung Ltd ................................        16,813
       3,340        PaperlinX Ltd ................................        10,334
       3,703        Swedish Match AB .............................        27,514
       5,854        Unilever NV (Cert) ...........................       348,459
         200        Wella AG .....................................        14,159
                                                                    ------------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS               838,438
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $54,443,937)                              48,573,490
                                                                    ------------
                    TOTAL PORTFOLIO--99.18%
                      (COST $54,491,554)                              48,608,123
                    OTHER ASSETS & LIABILITIES, NET--0.82%               402,866
                                                                    ------------
                    NET ASSETS--100.00%                             $ 49,010,989
                                                                    ------------

----------
*  Non-income producing


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  189

Statement of Investments
    (Unaudited) - INSTITUTIONAL REAL ESTATE SECURITIES FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
PREFERRED STOCK--10.42%
HOLDING AND OTHER INVESTMENT OFFICES--10.42%
      60,000      * Developers Diversified Realty Corp ...........  $ 1,500,000
      45,000      * Boykin Lodging Co ............................    1,107,000
      60,000      * Newcastle Investment Corp ....................    1,503,000
      40,000      * Regency Centers Corp .........................    1,000,000
      45,000      * Hospitality Properties Trust .................    1,154,250
      15,000      * Mills Corp ...................................      387,750
      30,000      * Keystone Property Trust ......................      783,000
      15,000      * Ramco-Gershenson Properties Rts ..............      394,125
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES        7,829,125
                                                                    -----------
                    TOTAL PREFERRED STOCK
                      (COST $3,758,250)                               7,829,125
                                                                    -----------

COMMON STOCK--78.85%
 HOLDING AND OTHER INVESTMENT OFFICES--70.09%
      50,000        AMB Property Corp ............................    1,412,500
      20,000        Alexandria Real Estate Equities, Inc .........      841,000
      20,000        American Land Lease, Inc .....................      298,000
      24,000        Apartment Investment & Management Co (Class A)      875,520
      71,200        Archstone-Smith Trust ........................    1,563,552
      24,900        AvalonBay Communities, Inc ...................      918,810
      58,300        Boston Properties, Inc .......................    2,209,570
      10,000        CBL & Associates Properties, Inc .............      405,900
      10,000        Capital Automotive REIT ......................      249,400
      20,000        CarrAmerica Realty Corp ......................      507,000
      20,000        Centerpoint Properties Trust .................    1,156,000
      39,400        Chateau Communities, Inc .....................      742,690
      60,000        Corporate Office Properties Trust ............      894,000
      35,000        Cousins Properties, Inc ......................      904,750
     150,000        Crescent Real Estate Equities Co .............    2,157,000
      25,000        Developers Diversified Realty Corp ...........      603,750
      30,000        Duke Realty Corp .............................      809,400
      85,000        Equity Office Properties Trust ...............    2,163,250
      65,000        Equity Residential ...........................    1,564,550
      20,000        Federal Realty Investment Trust ..............      607,400
      30,000        General Growth Properties, Inc ...............    1,618,500
      31,000        Heritage Property Investment Trust ...........      776,550
      60,000        Home Properties Of New York, Inc .............    1,992,000
     118,300        * Host Marriott Corp .........................      818,636
      67,500        Keystone Property Trust ......................    1,161,000
      35,000        Kilroy Realty Corp ...........................      773,500
     105,000        Kramont Realty Trust .........................    1,575,000
      18,000        Lexington Corporate Properties Trust .........      306,900
      10,000        Macerich Co ..................................      316,800
      24,400        Manufactured Home Communities, Inc ...........      722,240
      30,300        Mills Corp ...................................      945,360
      31,000        Mission West Properties, Inc .................      291,400
      51,000        PS Business Parks, Inc .......................    1,517,250
      30,000        Parkway Properties, Inc ......................    1,130,400
      70,000        Post Properties, Inc .........................    1,690,500
      90,000        Prologis .....................................    2,278,800
     102,300        Public Storage, Inc ..........................    3,099,690
      12,000        Ramco-Gershenson Properties ..................      263,640
     113,400        Reckson Associates Realty Corp ...............    2,131,920
      30,000        Rouse Co .....................................    1,036,500
      50,000        SL Green Realty Corp .........................    1,528,000
      15,000        Simon Property Group, Inc ....................      537,450
      36,200        Sovran Self Storage, Inc .....................    1,030,976
      25,000        Sun Communities, Inc .........................      895,000
      11,100        Ventas, Inc ..................................      128,760
      90,000        Vornado Realty Trust .........................    3,222,000
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES       52,672,814
                                                                    -----------

 SHARES/PRINCIPAL                                                        VALUE
 ----------------                                                        -----
 HOTELS AND OTHER LODGING PLACES--3.58%
      56,900        Fairmont Hotels & Resorts, Inc ...............    1,280,250
      60,000        Hilton Hotels Corp ...........................      696,600
      30,000        Starwood Hotels & Resorts Worldwide, Inc .....      713,700
                                                                    -----------
                    TOTAL HOTELS AND OTHER LODGING PLACES             2,690,550
                                                                    -----------
 REAL ESTATE--5.17%
      20,200        Brookfield Properties Corp ...................      396,930
     101,400      * Catellus Development Corp ....................    2,129,400
      50,000        St. Joe Co ...................................    1,360,000
                                                                    -----------
                    TOTAL REAL ESTATE                                 3,886,330
                                                                    -----------
                    TOTAL COMMON STOCK
                    (COST $62,191,727)                               59,249,694
                                                                    -----------

SHORT TERM INVESTMENT--17.17%
 U.S. GOVERNMENT AND AGENCY--17.17%
                    Federal Home Loan Mortgage Corp (FHLMC)
 $12,900,000          1.080%,04/01/03 .............................  12,899,559
                                                                    -----------
                    TOTAL U.S. GOVERNMENT AND AGENCY                 12,899,559
                                                                    -----------
                    TOTAL SHORT TERM INVESTMENT
                      (COST $12,899,613)                             12,899,559
                                                                    -----------
                    TOTAL PORTFOLIO--106.44%
                      (COST $78,849,590)                             79,978,378
                    OTHER ASSETS & LIABILITIES, NET--(6.44%)         (4,841,558)
                                                                    -----------
                    NET ASSETS--100.00%                             $75,136,820
                                                                    ===========


----------
*  Non-income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

190  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                               VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ........................  $     1,795    0.00%
Apparel and Accessory Stores .............................      210,846    0.43
Apparel and Other Textile Products .......................      103,235    0.21
Auto Repair, Services and Parking ........................        5,718    0.01
Automotive Dealers and Service Stations ..................       31,593    0.06
Building Materials and Garden Supplies ...................      681,730    1.40
Business Services ........................................    3,493,002    7.17
Chemicals and Allied Products ............................    5,543,055   11.38
Communications ...........................................    2,422,299    4.97
Depository Institutions ..................................    5,255,138   10.79
Eating and Drinking Places ...............................      386,452    0.79
Educational Services .....................................       34,930    0.07
Electric, Gas, and Sanitary Services .....................    2,456,472    5.04
Electronic and Other Electric Equipment ..................    2,441,428    5.01
Engineering and Management Services ......................      268,254    0.55
Fabricated Metal Products ................................      495,318    1.02
Food and Kindred Products ................................    2,054,187    4.22
Food Stores ..............................................      389,488    0.80
Furniture and Fixtures ...................................      197,465    0.41
Furniture and Homefurnishings Stores .....................      156,351    0.32
General Building Contractors .............................       90,943    0.19
General Merchandise Stores ...............................      817,335    1.68
Health Services ..........................................      238,713    0.49
Holding and Other Investment Offices .....................    1,414,606    2.91
Hotels and Other Lodging Places ..........................       31,011    0.06
Industrial Machinery and Equipment .......................    4,010,514    8.23
Instruments and Related Products .........................    1,668,134    3.43
Insurance Agents, Brokers and Service ....................      411,386    0.85
Insurance Carriers .......................................    2,506,460    5.15
Lumber and Wood Products .................................        1,288    0.00
Metal Mining .............................................       15,451    0.03
Miscellaneous Manufacturing Industries ...................      140,128    0.29
Miscellaneous Retail .....................................      622,560    1.28
Motion Pictures ..........................................      577,308    1.18
Nondepository Institutions ...............................    1,877,165    3.85
Nonmetallic Minerals, Except Fuels .......................       63,502    0.13
Oil and Gas Extraction ...................................    1,464,028    3.00
Paper and Allied Products ................................      343,780    0.71
Personal Services ........................................       48,686    0.10
Petroleum and Coal Products ..............................      239,736    0.49
Primary Metal Industries .................................      287,834    0.59
Printing and Publishing ..................................      449,766    0.92
Railroad Transportation ..................................      200,448    0.41
Rubber and Miscellaneous Plastics Products ...............       26,257    0.05
Security and Commodity Brokers ...........................      773,514    1.59
Stone, Clay, and Glass Products ..........................       55,094    0.11
Transportation By Air ....................................      337,990    0.69
Transportation Equipment .................................      508,103    1.04
Transportation Services ..................................       37,567    0.08
Trucking and Warehousing .................................      233,700    0.48
Wholesale Trade Durable Goods ............................    1,680,221    3.45
Wholesale Trade-Nondurable Goods .........................      634,731    1.30
                                                            -----------  ------
Total Common Stock (COST $60,726,995) ....................   48,436,715   99.41
                                                            -----------  ------
Total Portfolio (COST $60,726,995) .......................   48,436,715   99.41
OTHER ASSETS & LIABILITIES, NET ..........................      288,298    0.59
                                                            -----------  ------
NET ASSETS ...............................................  $48,725,013  100.00%
                                                            ===========  ======

    SHARES                                                               VALUE
    ------                                                               -----
COMMON STOCK--99.41%
 AMUSEMENT AND RECREATION SERVICES--0.00%
         100      * Gaylord Entertainment Co .....................  $     1,795
                                                                    -----------
                    TOTAL AMUSEMENT AND RECREATION SERVICES               1,795
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.43%
         500        Foot Locker, Inc .............................        5,350
         800      * Footstar, Inc ................................        6,720
       5,900        Gap, Inc .....................................       85,491
       1,000        Nordstrom, Inc ...............................       16,200
         300        Ross Stores, Inc .............................       10,845
       4,900        TJX Cos, Inc .................................       86,240
                                                                    -----------
                    TOTAL APPAREL AND ACCESSORY STORES                  210,846
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.21%
       1,900      * Collins & Aikman Corp ........................        7,733
         600        Liz Claiborne, Inc ...........................       18,552
         100        Phillips-Van Heusen Corp .....................        1,235
         100      * Tropical Sportswear International Corp .......          455
       2,000        VF Corp ......................................       75,260
                                                                    -----------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS            103,235
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.01%
         400      * Amerco, Inc ..................................        1,616
         200        Ryder System, Inc ............................        4,102
                                                                    -----------
                    TOTAL AUTO REPAIR, SERVICES AND PARKING               5,718
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.06%
         400      * Autozone, Inc ................................       27,484
         282      * Carmax, Inc ..................................        4,109
                                                                    -----------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS        31,593
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.40%
         200        Fastenal Co ..................................        5,638
      17,700        Home Depot, Inc ..............................      431,172
       6,000        Lowe's Cos ...................................      244,920
                                                                    -----------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES        681,730
                                                                    -----------
 BUSINESS SERVICES--7.17%
       2,000      * 3Com Corp ....................................        9,860
         600      * Acacia Research--Acacia Technologies .........          726
       1,400        Adobe Systems, Inc ...........................       43,162
      27,800      * AOL Time Warner, Inc .........................      301,908
       1,200      * Ariba, Inc ...................................        3,384
         200      * Aspect Communications Corp ...................          616
         200      * Aspen Technology, Inc ........................          480
       7,600        Automatic Data Processing, Inc ...............      234,004
       1,800      * BEA Systems, Inc .............................       18,342
         700      * Bisys Group, Inc .............................       11,424
         800      * BMC Software, Inc ............................       12,072
       1,100      * Brocade Communications Systems, Inc ..........        5,368
       1,600      * Cadence Design Systems, Inc ..................       16,000
         500      * Caminus Corp .................................        4,445
       1,400      * Ceridian Corp ................................       19,572
         400      * Certegy, Inc .................................       10,080
         100      * Checkfree Corp ...............................        2,248
         400      * Ciber, Inc ...................................        1,904
         300      * Citrix Systems, Inc ..........................        3,948
       1,100      * CNET Networks, Inc ...........................        2,761
         189      * Cognizant Technology Solutions Corp ..........       12,729
         600      * Computer Horizons Corp .......................        1,848
       1,885      * Compuware Corp ...............................        6,390
       2,300      * Convergys Corp ...............................       30,360
         200      * CSG Systems International, Inc ...............        1,734
         300        Deluxe Corp ..................................       12,039
       1,500      * DST Systems, Inc .............................       40,800
         200      * Dun & Bradstreet Corp ........................        7,650
         100      * Earthlink, Inc ...............................          575
         500      * eFunds Corp ..................................        3,435


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  191

Statement of Investments
     (Unaudited)- INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 BUSINESS SERVICES--(CONTINUED)
         700      * Electronic Arts, Inc .........................  $    41,048
       7,600        Electronic Data Systems Corp .................      133,760
         100        Fair Isaac Corp ..............................        5,082
       2,200      * Fiserv, Inc ..................................       69,256
         400      * GSI Commerce, Inc ............................          676
         700        Henry (Jack) & Associates, Inc ...............        7,413
       2,800      * Homestore, Inc ...............................        1,568
       2,288        IMS Health, Inc ..............................       35,716
       1,200      * Information Resources, Inc ...................        1,536
         300      * Interland, Inc ...............................          198
       5,100      * Interpublic Group Of Cos, Inc ................       47,430
       1,200      * Intuit, Inc ..................................       44,640
         300      * Iron Mountain, Inc ...........................       11,475
       1,800      * Juniper Networks, Inc ........................       14,706
         600      * Lamar Advertising Co .........................       17,610
         400        Manpower, Inc ................................       11,952
         400      * Mercury Interactive Corp .....................       11,872
      55,900        Microsoft Corp ...............................    1,353,339
         500      * National Processing, Inc .....................        6,960
         300      * NCR Corp .....................................        5,502
         200      * Netegrity, Inc ...............................          742
       6,800      * NIC, Inc .....................................       11,900
       2,000      * Novell, Inc ..................................        4,300
       1,300      * Nuance Communications, Inc ...................        2,834
       1,800        Omnicom Group, Inc ...........................       97,506
      26,100      * Oracle Corp ..................................      283,159
         400      * PDI, Inc .....................................        2,960
       1,300      * Penton Media, Inc ............................          715
       1,752      * Peoplesoft, Inc ..............................       26,806
         700      * Perot Systems Corp (Class A) .................        7,182
         200      * Pixar, Inc ...................................       10,816
       2,300      * Portal Software, Inc .........................        1,656
         100      * QRS Corp .....................................          491
         700      * Retek, Inc ...................................        4,039
         100      * RMH Teleservices, Inc ........................          650
       1,300      * Robert Half International, Inc ...............       17,303
       2,100      * Siebel Systems, Inc ..........................       16,821
         500     b* SONICblue, Inc ...............................           14
         200      * SpeechWorks International, Inc ...............          464
       7,900      * StorageNetworks, Inc .........................        7,110
      24,300      * Sun Microsystems, Inc ........................       79,218
       3,200      * Sungard Data Systems, Inc ....................       68,160
         500      * Symantec Corp ................................       19,590
         200      * Synopsys, Inc ................................        8,512
         700      * TMP Worldwide, Inc ...........................        7,511
       1,800        Total System Services, Inc ...................       28,188
       1,900      * Unisys Corp ..................................       17,594
       1,600      * VeriSign, Inc ................................       13,984
       2,600      * Veritas Software Corp ........................       45,708
         900      * Vitria Technology, Inc .......................          612
       2,700      * Yahoo!, Inc ..................................       64,854
                                                                    -----------
                    TOTAL BUSINESS SERVICES                           3,493,002
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--11.38%
       1,500      * AVANIR Pharmaceuticals (Class A) .............        1,590
         400      * Abgenix, Inc .................................        3,480
         334      * Acacia Research--CombiMatrix .................          628
         300      * Adolor Corp ..................................        2,973
       3,200        Air Products & Chemicals, Inc ................      132,576
         100      * Alexion Pharmaceuticals, Inc .................        1,216
         200      * Alkermes, Inc ................................        1,814
       2,400        Allergan, Inc ................................      163,704
       1,900        Alpharma, Inc (Class A) ......................       34,067
       8,600      * Amgen, Inc ...................................      494,930
       2,000      * Andrx Corp ...................................       23,620
       1,200      * Aphton Corp ..................................        3,000
       1,300      * Arqule, Inc ..................................        3,133
         800      * Atrix Laboratories, Inc ......................       11,240
       1,800        Avery Dennison Corp ..........................      105,606
         200      * Avigen, Inc ..................................          586
       1,300        Avon Products, Inc ...........................       74,165
       1,050      * Barr Laboratories, Inc .......................       59,850
         700      * Benthley Pharmaceuticals, Inc ................        5,614
         800      * BioMarin Pharmaceutical, Inc .................        9,080
       1,400      * Biogen, Inc ..................................       41,944
         900      * Biopure Corp .................................        3,006
         100      * Biosite, Inc .................................        3,841
         700      * Bone Care International, Inc .................        4,991
         500      * Bradley Pharmaceuticals, Inc .................        6,740
         800        Cabot Corp ...................................       19,088
         400      * Cell Therapeutics, Inc .......................        3,316
         200      * Cephalon, Inc ................................        7,988
         300      * Cima Labs, Inc ...............................        6,510
       1,200        Clorox Co ....................................       55,404
       4,400        Colgate-Palmolive Co .........................      239,536
       1,300      * Columbia Laboratories, Inc ...................        5,070
         400      * Cubist Pharmaceuticals, Inc ..................        3,204
         900        Diagnostic Products Corp .....................       33,615
         900      * Digene Corp ..................................       14,886
       6,200      * Durect Corp ..................................        8,680
         300      * EPIX Medical, Inc ............................        2,400
       1,400        Ecolab, Inc ..................................       69,062
         100      * Embrex, Inc ..................................          790
         800      * Eon Labs, Inc ................................       21,360
       4,100      * Esperion Therapeutics, Inc ...................       40,795
       1,800      * First Horizon Pharmaceutical .................        4,554
       3,300      * Forest Laboratories, Inc .....................      178,101
       2,300      * Genzyme Corp (Biosurgery Division) ...........        2,716
       1,800      * Genzyme Corp (General Division) ..............       65,610
         500      * Geron Corp ...................................        2,645
       1,300      * Gilead Sciences, Inc .........................       54,587
       9,000        Gillette Co ..................................      278,460
       1,400      * Guilford Pharmaceuticals, Inc ................        5,180
         400        H.B. Fuller Co ...............................        9,248
       1,000      * Human Genome Sciences, Inc ...................        8,550
         500      * ICOS Corp ....................................        9,355
       1,000      * IDEC Pharmaceuticals Corp ....................       34,419
       3,800      * IVAX Corp ....................................       46,550
         600      * Idexx Laboratories, Inc ......................       20,982
       1,000      * Ilex Oncology, Inc ...........................        9,260
         800      * Immunogen, Inc ...............................        1,872
       2,328      * Impax Laboratories, Inc ......................       10,453
       1,300      * Indevus Pharmaceuticals, Inc .................        3,120
         200        International Flavors & Fragrances, Inc ......        6,218
         400      * Inverness Medical Innovations, Inc ...........        8,004
         200      * Invitrogen Corp ..............................        6,126
         900      * Isis Pharmaceuticals, Inc ....................        3,222
         600      * KV Pharmaceutical Co (Class A) ...............       10,860
       3,700      * King Pharmaceuticals, Inc ....................       44,141
         300      * La Jolla Pharmaceutical Co ...................          507
         100      * Ligand Pharmaceuticals, Inc (Class B) ........          649
         100      * MGI Pharma, Inc ..............................        1,261
         500      * Martek Biosciences Corp ......................       14,260
         100      * Medarex, Inc .................................          323
         600      * Medicis Pharmaceutical Corp (Class A) ........       33,354
       2,000      * Medimmune, Inc ...............................       65,660
      22,000        Merck & Co, Inc ..............................    1,205,160
       2,500      * Millennium Pharmaceuticals, Inc ..............       19,650
       3,750        Mylan Laboratories, Inc ......................      107,813
         100      * NPS Pharmaceuticals, Inc .....................        1,546


                       SEE NOTES TO FINANCIAL STATEMENTS

192  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----

CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       1,200      * Nabi Biopharmaceuticals ......................  $     7,200
         200      * Napro Biotherapeutics, Inc ...................          130
       1,100      * Nastech Pharmaceutical Co ....................        9,350
         800      * Nektar Therapeutics ..........................        5,056
         500      * Neose Technologies, Inc ......................        3,565
         100      * Neurocrine Biosciences, Inc ..................        4,178
       1,100      * Neurogen Corp ................................        4,004
         500      * Noven Pharmaceuticals, Inc ...................        7,060
       1,900      * OM Group, Inc ................................       16,625
         100      * OSI Pharmaceuticals, Inc .....................        1,600
         800      * Onyx Pharmaceuticals, Inc ....................        6,664
         100      * OraSure Technologies, Inc ....................          584
       4,400      * Pain Therapeutics, Inc .......................        7,524
         900      * Penwest Pharmaceuticals Co ...................       14,400
       3,500      * Peregrine Pharmaceuticals, Inc ...............        1,750
         400      * Pharmaceutical Resources, Inc ................       16,992
       1,500      * Pozen, Inc ...................................        5,700
       1,800      * Praecis Pharmaceuticals, Inc .................        6,966
       1,700        Praxair, Inc .................................       95,795
      12,400        Procter & Gamble Co ..........................    1,104,220
         700      * Progenics Pharmaceuticals ....................        3,094
         400      * Protein Design Labs, Inc .....................        2,960
       2,200        Rohm & Haas Co ...............................       65,516
         600      * SICOR, Inc ...................................       10,020
         600      * Salix Pharmaceuticals Ltd ....................        4,062
         100      * Scios, Inc ...................................        4,406
         500      * Sepracor, Inc ................................        6,770
       1,000        Sigma-Aldrich Corp ...........................       44,490
         700      * SuperGen, Inc ................................        1,953
         300      * Tanox, Inc ...................................        3,885
       1,100      * Texas Biotechnology Corp .....................        1,364
         400      * Vertex Pharmaceuticals, Inc ..................        4,448
       1,100      * Vical, Inc ...................................        2,783
       2,100      * Watson Pharmaceuticals, Inc ..................       60,417
       1,300      * Women First Healthcare, Inc ..................          650
         800      * Zymogenetics, Inc ............................        7,360
                                                                    -----------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS               5,543,055
                                                                    -----------
 COMMUNICATIONS--4.97%
      12,100      * AT&T Wireless Services, Inc ..................       79,860
       5,440        AT&T Corp ....................................       88,128
       1,900        Alltel Corp ..................................       85,044
       2,033      * Avaya, Inc ...................................        4,147
      14,600        BellSouth Corp ...............................      316,382
       1,200      * Cablevision Systems Corp (Class A) ...........       22,788
       4,100      * Charter Communications, Inc (Class A) ........        3,403
       9,472      * Comcast Corp .................................      270,804
       5,900      * Comcast Corp Special .........................      162,191
       1,300      * Infonet Services Corp (Class B) ..............        1,664
      27,100      * Lucent Technologies, Inc .....................       39,837
         400      * Mastec, Inc ..................................          900
       2,300      * Nextel Communications, Inc (Class A) .........       30,797
      25,600        SBC Communications, Inc ......................      513,536
       5,300        Sprint Corp (FON Group) ......................       62,275
       2,000      * Sprint Corp (PCS Group) ......................        8,720
         400      * Time Warner Telecom, Inc (Class A) ...........        1,296
       2,100      * U.S.A. Interactive, Inc ......................       56,259
         900      * Univision Communications, Inc (Class A) ......       22,059
      18,400        Verizon Communications, Inc ..................      650,440
         100      * West Corp ....................................        1,769
                                                                    -----------
                    TOTAL COMMUNICATIONS                              2,422,299
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.79%
       1,800        AmSouth Bancorp ..............................       35,784
       5,400        BB&T Corp ....................................      169,722
      13,700        Bank Of America Corp .........................      915,708
      11,200        Bank One Corp ................................      387,744
         945        Charter One Financial, Inc ...................       26,139
       1,600        Comerica, Inc ................................       60,608
       4,400      * Concord EFS, Inc .............................       41,360
       5,400        Fifth Third Bancorp ..........................      270,756
      10,200        FleetBoston Financial Corp ...................      243,576
       1,300        Golden West Financial Corp ...................       93,509
         600        Greenpoint Financial Corp ....................       26,886
         300        IndyMac Bancorp, Inc .........................        5,835
      16,700        J.P. Morgan Chase & Co .......................      395,957
       4,600        KeyCorp ......................................      103,776
       3,700        Mellon Financial Corp ........................       78,662
       7,830        National City Corp ...........................      218,066
         300        New York Community Bancorp, Inc ..............        8,940
         300        North Fork Bancorp, Inc ......................        8,835
       1,800        Northern Trust Corp ..........................       54,810
       3,200        PNC Financial Services Group, Inc ............      135,616
         500        People's Bank ................................       12,625
       1,600        Regions Financial Corp .......................       51,840
         600        Seacoast Banking Corp Of Florida .............       11,634
       1,000        Sovereign Bancorp, Inc .......................       13,850
       2,500        State Street Corp ............................       79,075
       3,000        SunTrust Banks, Inc ..........................      157,950
       2,200        Synovus Financial Corp .......................       39,358
      18,600        U.S. Bancorp .................................      353,028
       1,000        Union Planters Corp ..........................       26,290
         200        UnionBanCal Corp .............................        7,884
      14,000        Wachovia Corp ................................      476,980
      16,500        Wells Fargo & Co .............................      742,335
                                                                    -----------
                    TOTAL DEPOSITORY INSTITUTIONS                     5,255,138
                                                                    -----------
 EATING AND DRINKING PLACES--0.79%
       1,650        Darden Restaurants, Inc ......................       29,453
       3,200      * Luby's, Inc ..................................        4,224
      20,700        McDonald's Corp ..............................      299,322
         500        Outback Steakhouse, Inc ......................       17,690
       1,300        Wendy's International, Inc ...................       35,763
                                                                    -----------
                    TOTAL EATING AND DRINKING PLACES                    386,452
                                                                    -----------
 EDUCATIONAL SERVICES--0.07%
         700      * Apollo Group, Inc (Class A) ..................       34,930
                                                                    -----------
                    TOTAL EDUCATIONAL SERVICES                           34,930
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--5.04%
       9,500      * AES Corp .....................................       34,390
       1,600        AGL Resources, Inc ...........................       37,808
       7,100      * Allegheny Energy, Inc ........................       44,091
       3,400        Allete, Inc ..................................       70,584
      19,505      * Aquila, Inc ..................................       40,570
       2,300        Avista Corp ..................................       24,357
       2,100        Black Hills Corp .............................       57,729
       7,600      * Calpine Corp .................................       25,080
         500      * Casella Waste Systems, Inc (Class A) .........        4,125
         100      * Citizens Communications Co ...................          998
       3,800        Cleco Corp ...................................       47,690
       9,600        DPL, Inc .....................................      119,616
       3,200        Empire District Electric Co ..................       56,320
       2,700        Equitable Resources, Inc .....................      101,277
       3,200        Hawaiian Electric Industries, Inc ............      130,432
       5,600        Idacorp, Inc .................................      127,680
       4,000        KeySpan Corp .................................      129,000
       2,400        Kinder Morgan, Inc ...........................      108,000
       1,200        MGE Energy, Inc ..............................       31,776
      31,300      * Mirant Corp ..................................       50,080
       4,900        National Fuel Gas Co .........................      107,163
       6,807        NiSource, Inc ................................      123,887
         916      * NiSource, Inc (Sails) ........................        1,933


SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  193

Statement of Investments
     (Unaudited)- INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       1,600        Nicor, Inc ...................................  $    43,712
       8,200      * Northwestern Corp ............................       17,220
      10,600        OGE Energy Corp ..............................      190,482
         400        Otter Tail Corp ..............................       10,360
       1,600        Peoples Energy Corp ..........................       57,232
       9,000        Pepco Holdings, Inc ..........................      156,600
       7,900        Puget Energy, Inc ............................      168,349
       2,500        Questar Corp .................................       73,925
         500        SEMCO Energy, Inc ............................        1,760
       7,000      * Sierra Pacific Resources .....................       22,260
         110      * Southern Union Co ............................        1,337
         200      * Stericycle, Inc ..............................        7,518
       2,200        Unisource Energy Corp ........................       38,060
         800        Unitil Corp ..................................       20,000
       1,800        WGL Holdings, Inc ............................       47,682
         300      * Waste Connections, Inc .......................       10,350
       1,100        Western Gas Resources, Inc ...................       35,805
      17,300        Williams Cos, Inc ............................       79,234
                                                                    -----------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        2,456,472
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--5.01%
       6,200      * ADC Telecommunications, Inc ..................       12,772
       1,300        AVX Corp .....................................       11,700
       1,700      * Active Power, Inc ............................        1,887
       3,600      * Advanced Micro Devices, Inc ..................       22,248
         174      * Agere Systems, Inc (Class A) .................          278
       7,085      * Agere Systems, Inc (Class B) .................       10,628
         500      * Allen Telecom, Inc ...........................        4,875
       2,300      * Altera Corp ..................................       31,142
       1,400      * American Power Conversion Corp ...............       19,936
       1,300      * American Superconductor Corp .................        4,719
       1,600        Ametek, Inc ..................................       52,816
       2,400      * Analog Devices, Inc ..........................       66,000
         600      * Artesyn Technologies, Inc ....................        1,860
       3,300      * Avanex Corp ..................................        2,574
         500        Baldor Electric Co ...........................       10,700
       2,100      * Broadcom Corp (Class A) ......................       25,935
       3,100      * CIENA Corp ...................................       13,547
       1,300      * Caliper Technologies Corp ....................        4,550
       4,100      * Capstone Turbine Corp ........................        2,952
       1,100      * Comverse Technology, Inc .....................       12,441
       2,400      * DDI Corp .....................................          360
         700      * Emcore Corp ..................................        1,155
       8,800        Emerson Electric Co ..........................      399,080
         400      * Energizer Holdings, Inc ......................       10,196
       1,000      * Finisar Corp .................................          780
         300        Harman International Industries, Inc .........       17,571
         200      * Harmonic, Inc ................................          666
       1,100        Hubbell, Inc (Class B) .......................       34,430
      43,800        Intel Corp ...................................      713,064
         400      * Intersil Corp (Class A) ......................        6,224
       9,000      * JDS Uniphase Corp ............................       25,650
         700      * Jabil Circuit, Inc ...........................       12,250
       3,200      * LSI Logic Corp ...............................       14,464
       4,100      * MRV Communications, Inc ......................        4,633
         600      * Magnetek, Inc ................................        1,440
       2,200        Maxim Integrated Products, Inc ...............       79,464
         800        Microchip Technology, Inc ....................       15,920
       4,200      * Micron Technology, Inc .......................       34,188
       1,100        Molex, Inc ...................................       23,628
      18,500        Motorola, Inc ................................      152,810
       1,000      * National Semiconductor Corp ..................       17,040
         417      * Netro Corp ...................................        1,122
         300      * New Focus, Inc ...............................          936
         600      * Novellus Systems, Inc ........................       16,362
         500      * Nvidia Corp ..................................        6,425
         300      * Polycom, Inc .................................        2,424
         300      * Proton Energy Systems ........................          738
       3,000      * Proxim Corp (Class A) ........................        1,800
         300      * QLogic Corp ..................................       11,142
       5,000        Qualcomm, Inc ................................      180,300
         700        Scientific-Atlanta, Inc ......................        9,618
         900      * Skyworks Solutions, Inc ......................        5,607
         400      * Stratex Networks, Inc ........................          828
         240      * Stratos Lightwave, Inc .......................          749
       1,300      * Sycamore Networks, Inc .......................        3,965
       3,300      * Tellabs, Inc .................................       19,107
      16,300      * Tellium, Inc .................................        8,639
      12,200        Texas Instruments, Inc .......................      199,714
         700      * Thomas & Betts Corp ..........................        9,926
         400      * Turnstone Systems, Inc .......................        1,132
         300      * Utstarcom, Inc ...............................        5,997
       1,475      * Vishay Intertechnology, Inc ..................       15,016
         200        Whirlpool Corp ...............................        9,806
       2,200      * Xilinx, Inc ..................................       51,502
                                                                    -----------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     2,441,428
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.55%
         150      * aaiPharma, Inc ...............................        1,293
         100      * Answerthink, Inc .............................          220
         600      * Antigenics, Inc ..............................        4,974
         200      * Applera Corp (Celera Genomics Group) .........        1,724
       1,272      * Applied Molecular Evolution ..................        3,523
         400      * Ariad Pharmaceuticals, Inc ...................          512
       1,600      * BearingPoint, Inc ............................       10,192
       1,100      * Bio-Technology General Corp ..................        2,959
       1,100      * Ciphergen Biosystems, Inc ....................        6,204
         100      * Covance, Inc .................................        2,312
         400      * CuraGen Corp .................................        1,640
         100      * CV Therapeutics, Inc .........................        1,803
       2,600      * Decode Genetics, Inc .........................        4,810
       4,500      * Deltagen, Inc ................................        1,215
         200      * DiamondCluster International, Inc (Class A) ..          280
         400      * Discovery Partners International, Inc ........        1,100
         130      * Gartner, Inc (Class B) .......................          979
         700      * Incyte Corp ..................................        2,093
         300      * Kosan Biosciences, Inc .......................        1,338
         500      * Luminex Corp .................................        2,335
       1,200        Moody's Corp .................................       55,476
       4,100        Paychex, Inc .................................      112,627
         100      * Pharmaceutical Product Development, Inc ......        2,685
       1,900      * Quintiles Transnational Corp .................       23,104
         200      * Regeneron Pharmaceuticals, Inc ...............        1,504
       1,800      * Rigel Pharmaceuticals, Inc ...................        1,332
         700      * Sangamo Biosciences, Inc .....................        2,009
       1,600      * Seattle Genetics, Inc ........................        3,808
       1,900      * Sequenom, Inc ................................        3,494
         700      * Transkaryotic Therapies, Inc .................        4,144
       1,300      * Tularik, Inc .................................        6,565
                                                                    -----------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES           268,254
                                                                    -----------
 FABRICATED METAL PRODUCTS--1.02%
       1,700      * Crown Holdings, Inc ..........................        9,554
         600        Harsco Corp ..................................       18,294
       4,700        Illinois Tool Works, Inc .....................      273,305
       6,400        Masco Corp ...................................      119,168
         700      * Material Sciences Corp .......................        7,049
         700        Snap-On, Inc .................................       17,332
       2,100        Stanley Works ................................       50,379
         100      * Tower Automotive, Inc ........................          237
                                                                    -----------
                    TOTAL FABRICATED METAL PRODUCTS                     495,318
                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

194  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 FOOD AND KINDRED PRODUCTS--4.22%
       2,800        Campbell Soup Co .............................  $    58,800
      20,100        Coca-Cola Co .................................      813,648
       1,300        Coca-Cola Enterprises, Inc ...................       24,297
       3,100        General Mills, Inc ...........................      141,205
       4,100        H.J. Heinz Co ................................      119,720
       1,700        Hershey Foods Corp ...........................      106,522
         100        J.M. Smucker Co ..............................        3,497
       2,600        Kellogg Co ...................................       79,690
         600        Pepsi Bottling Group, Inc ....................       10,758
      15,000        PepsiCo, Inc .................................      600,000
       1,700        Wrigley (Wm.) Jr Co ..........................       96,050
                                                                    -----------
                    TOTAL FOOD AND KINDRED PRODUCTS                   2,054,187
                                                                    -----------
 FOOD STORES--0.80%
       5,300        Albertson's, Inc .............................       99,905
       7,700      * Kroger Co ....................................      101,255
       1,100      * Pathmark Stores, Inc .........................        7,348
       5,000      * Safeway, Inc .................................       94,650
       3,300      * Starbucks Corp ...............................       85,008
         100        Winn-Dixie Stores, Inc .......................        1,322
                                                                    -----------
                    TOTAL FOOD STORES                                   389,488
                                                                    -----------
 FURNITURE AND FIXTURES--0.41%
         300      * Bush Industries, Inc (Class A) ...............          489
         900        Hillenbrand Industries, Inc ..................       45,882
       1,100        Johnson Controls, Inc ........................       79,684
         300      * Lear Corp ....................................       10,605
       1,000        Leggett & Platt, Inc .........................       18,280
       1,500        Newell Rubbermaid, Inc .......................       42,525
                                                                    -----------
                    TOTAL FURNITURE AND FIXTURES                        197,465
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.32%
       2,100      * Bed Bath & Beyond, Inc .......................       72,534
       1,700      * Best Buy Co, Inc .............................       45,849
         900        Circuit City Stores, Inc (Circuit City Group)         4,680
       1,200        RadioShack Corp ..............................       26,748
         300      * Williams-Sonoma, Inc .........................        6,540
                                                                    -----------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES          156,351
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.19%
         300        Centex Corp ..................................       16,308
         500        Clayton Homes, Inc ...........................        5,520
         200        D.R. Horton, Inc .............................        3,840
         200        KB Home ......................................        9,090
         300        Lennar Corp ..................................       16,065
         800        Pulte Homes, Inc .............................       40,120
                                                                    -----------
                    TOTAL GENERAL BUILDING CONTRACTORS                   90,943
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.68%
         200      * BJ's Wholesale Club, Inc .....................        2,260
         400      * Big Lots, Inc ................................        4,500
       4,000      * Costco Wholesale Corp ........................      120,120
       1,900        Dollar General Corp ..........................       23,199
         400      * Dollar Tree Stores, Inc ......................        7,960
         900        Family Dollar Stores, Inc ....................       27,792
       2,600        J.C. Penney Co, Inc ..........................       51,064
       2,200      * Kohl's Corp ..................................      124,476
       5,900        May Department Stores Co .....................      117,351
         500      * Saks, Inc ....................................        3,845
       3,200        Sears Roebuck & Co ...........................       77,280
       8,800        Target Corp ..................................      257,488
                                                                    -----------
                    TOTAL GENERAL MERCHANDISE STORES                    817,335
                                                                    -----------
 HEALTH SERVICES--0.49%
         100      * Apria Healthcare Group, Inc ..................        2,336
       1,800      * Caremark Rx, Inc .............................       32,670
         100      * Coventry Health Care, Inc ....................        3,290
         300      * DaVita, Inc ..................................        6,219
         400      * Express Scripts, Inc .........................       22,272
       1,000      * First Health Group Corp ......................       25,440
       2,300        Health Management Associates, Inc (Class A) ..       43,700
         600      * LifePoint Hospitals, Inc .....................       15,066
         800      * Lincare Holdings, Inc ........................       24,552
         600      * Manor Care, Inc ..............................       11,538
         200      * Option Care, Inc .............................        1,696
         300      * Orthodontic Centers Of America, Inc ..........        1,563
       1,100      * Specialty Laboratories, Inc ..................        9,240
       1,000      * Triad Hospitals, Inc .........................       26,900
         300      * Universal Health Services, Inc (Class B) .....       12,231
                                                                    -----------
                    TOTAL HEALTH SERVICES                               238,713
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--2.91%
       2,990        Allied Capital Corp ..........................       59,740
       2,400        Archstone-Smith Trust ........................       52,704
         200        AvalonBay Communities, Inc ...................        7,380
         200        CarrAmerica Realty Corp ......................        5,070
       1,000        Crescent Real Estate Equities Co .............       14,380
         733        Duke Realty Corp .............................       19,776
      10,000        Equity Office Properties Trust ...............      254,500
       5,200        Equity Residential ...........................      125,164
         200      * FelCor Lodging Trust, Inc ....................        1,246
         400        Health Care Property Investors, Inc ..........       13,340
         200        Highwoods Properties, Inc ....................        4,088
         500        Hospitality Properties Trust .................       15,275
       2,000        HRPT Properties Trust ........................       17,020
         600        iStar Financial, Inc .........................       17,502
         200        Kimco Realty Corp ............................        7,024
         200        Liberty Property Trust .......................        6,260
         700      * Meristar Hospitality Corp ....................        2,387
       1,400        MFA Mortgage Investments, Inc ................       12,110
         600        New Plan Excel Realty Trust ..................       11,754
       6,000        Plum Creek Timber Co, Inc ....................      129,540
         300        Popular, Inc .................................       10,197
       1,400        Prologis .....................................       35,448
       1,200        Public Storage, Inc ..........................       36,360
         200        Rouse Co .....................................        6,910
       1,900        Simon Property Group, Inc ....................       68,077
       1,000        Vornado Realty Trust .........................       35,800
      12,300        Washington Mutual, Inc .......................      433,821
         300        Weingarten Realty Investors ..................       11,733
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES        1,414,606
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.06%
         500      * Boca Resorts, Inc (Class A) ..................        5,505
         400      * Choice Hotels International, Inc .............        9,752
       1,100      * Extended Stay America, Inc ...................       11,110
         900      * Prime Hospitality Corp .......................        4,644
                                                                    -----------
                    TOTAL HOTELS AND OTHER LODGING PLACES                31,011
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--8.23%
       4,500        3M Co ........................................      585,135
         400      * American Standard Cos, Inc ...................       27,508
       2,575      * Apple Computer, Inc ..........................       36,411
      10,500      * Applied Materials, Inc .......................      132,090
       8,900        Baker Hughes, Inc ............................      266,377
         400        Black & Decker Corp ..........................       13,944
         200      * CDW Computer Centers, Inc ....................        8,160
      45,500      * Cisco Systems, Inc ...........................      590,590
         200      * Cooper Cameron Corp ..........................        9,902
         800        Cummins, Inc .................................       19,680
       2,300        Deere & Co ...................................       90,298
      15,700      * Dell Computer Corp ...........................      428,767
         400        Diebold, Inc .................................       13,576
      15,900      * EMC Corp .....................................      114,957
         400      * Emulex Corp ..................................        7,660


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  195

Statement of Investments
     (Unaudited)- INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       3,600      * Gateway, Inc .................................  $     8,496
       1,500      * Global Power Equipment Group, Inc ............        7,650
         900        Graco, Inc ...................................       25,290
       2,600      * Grant Prideco, Inc ...........................       31,356
      19,465        Hewlett-Packard Co ...........................      302,681
      11,800        International Business Machines Corp .........      925,474
         400      * Lam Research Corp ............................        4,556
         800      * Lexmark International, Inc ...................       53,560
         700      * Maxtor Corp ..................................        3,941
         300        Milacron, Inc ................................        1,245
       1,200        Modine Manufacturing Co ......................       17,988
       2,300      * Network Appliance, Inc .......................       25,737
         600        Nordson Corp .................................       14,454
         735      * Palm, Inc ....................................        7,342
         200        Pentair, Inc .................................        7,070
       3,400        Pitney Bowes, Inc ............................      108,528
         800      * Quantum Corp .................................        2,888
         400      * SPX Corp .....................................       13,664
         500      * Smith International, Inc .....................       17,615
       6,200      * Solectron Corp ...............................       18,724
         400      * Storage Technology Corp ......................        8,088
       1,100        Symbol Technologies, Inc .....................        9,471
         300      * UNOVA, Inc ...................................        1,611
         500      * Western Digital Corp .........................        4,530
       5,000      * Xerox Corp ...................................       43,500
                                                                    -----------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT          4,010,514
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--3.43%
         300      * ADE Corp .....................................        1,785
         600      * Abiomed, Inc .................................        2,340
         455      * Advanced Medical Optics, Inc .................        6,120
         400      * Aksys Ltd ....................................        2,800
         500      * Align Technology, Inc ........................        3,025
       2,600        Applera Corp (Applied Biosystems Group) ......       41,158
         300        Bard (C.R.), Inc .............................       18,918
         300        Bausch & Lomb, Inc ...........................        9,867
       8,900        Baxter International, Inc ....................      165,896
         400        Beckman Coulter, Inc .........................       13,612
       3,500        Becton Dickinson & Co ........................      120,540
       2,810        Biomet, Inc ..................................       86,127
       2,700      * Boston Scientific Corp .......................      110,052
           7      * Britesmile, Inc ..............................           80
         100      * Bruker Daltonics, Inc ........................          299
         100      * Cardiac Science, Inc .........................          228
         800      * Cerus Corp ...................................        7,040
         100      * Closure Medical Corp .........................        1,294
         400      * Credence Systems Corp ........................        2,720
         200      * Cytyc Corp ...................................        2,610
         100      * DJ Orthopedics, Inc ..........................          391
         500        Dentsply International, Inc ..................       17,395
         100      * Edwards Lifesciences Corp ....................        2,740
       2,600        Guidant Corp .................................       94,120
         400      * Illumina, Inc ................................          904
       1,300      * Invision Technologies, Inc ...................       29,211
       1,100      * KLA-Tencor Corp ..............................       39,536
         200      * MedSource Technologies, Inc ..................          362
      11,200        Medtronic, Inc ...............................      505,344
         200      * Millipore Corp ...............................        6,540
         100      * Oakley, Inc ..................................          825
         300      * Orthologic Corp ..............................        1,017
       1,200        PerkinElmer, Inc .............................       10,668
       1,400      * St. Jude Medical, Inc ........................       68,250
       1,700        Stryker Corp .................................      116,705
         100      * Techne Corp ..................................        2,067
         100      * Tektronix, Inc ...............................        1,715
         700        Teleflex, Inc ................................       24,990
         600      * Therasense, Inc ..............................        4,008
       1,100      * Therma-Wave, Inc .............................          495
       1,700      * Thermo Electron Corp .........................       30,770
         500      * TriPath Imaging, Inc .........................        2,125
         400      * Varian Medical Systems, Inc ..................       21,572
         800      * Waters Corp ..................................       16,928
       1,500      * Zimmer Holdings, Inc .........................       72,945
                                                                    -----------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS            1,668,134
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.85%
       3,700        AON Corp .....................................       76,516
         100        Crawford & Co (Class B) ......................          415
         600        Gallagher (Arthur J.) & Co ...................       14,730
       7,500        Marsh & McLennan Cos, Inc ....................      319,725
                                                                    -----------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE         411,386
                                                                    -----------
 INSURANCE CARRIERS--5.15%
         300      * AdvancePCS ...................................        8,502
       1,800        Aetna, Inc ...................................       88,740
       4,100        Aflac, Inc ...................................      131,405
         100        Ambac Financial Group, Inc ...................        5,052
      18,300        American International Group, Inc ............      904,935
       1,318      * Anthem, Inc ..................................       87,318
       1,300        Chubb Corp ...................................       57,616
       1,300        Cigna Corp ...................................       59,436
       1,400        Cincinnati Financial Corp ....................       49,098
         500        Erie Indemnity Co (Class A) ..................       18,150
       2,200        Hartford Financial Services Group, Inc .......       77,638
       1,000      * Health Net, Inc ..............................       26,770
       2,500      * Humana, Inc ..................................       24,000
       1,200        Jefferson-Pilot Corp .........................       46,176
       2,600        Lincoln National Corp ........................       72,800
         500        MBIA, Inc ....................................       19,320
         300        MGIC Investment Corp .........................       11,781
         100        MONY Group, Inc ..............................        2,090
         100      * Mid Atlantic Medical Services, Inc ...........        4,055
         600      * Oxford Health Plans, Inc .....................       18,216
         700        Phoenix Cos, Inc .............................        5,068
       2,400        Principal Financial Group ....................       65,136
       1,300        Progressive Corp .............................       77,103
       5,300        Prudential Financial, Inc ....................      155,025
         600        Safeco Corp ..................................       20,982
       2,000        St. Paul Cos, Inc ............................       63,600
       2,900        UnitedHealth Group, Inc ......................      265,843
       2,600        UnumProvident Corp ...........................       25,480
       1,500      * Wellpoint Health Networks, Inc ...............      115,125
                                                                    -----------
                    TOTAL INSURANCE CARRIERS                          2,506,460
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.00%
         700      * Champion Enterprises, Inc ....................        1,288
                                                                    -----------
                    TOTAL LUMBER AND WOOD PRODUCTS                        1,288
                                                                    -----------
 METAL MINING--0.03%
         100      * Cleveland-Cliffs, Inc ........................        1,865
         400        Royal Gold, Inc ..............................        5,836
       3,100      * Stillwater Mining Co .........................        7,750
                                                                    -----------
                    TOTAL METAL MINING                                   15,451
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.29%
         400        Callaway Golf Co .............................        4,752
         800      * K2, Inc ......................................        6,176
       5,600        Mattel, Inc ..................................      126,000
         100        Russ Berrie & Co, Inc ........................        3,200
                                                                    -----------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES        140,128
                                                                    -----------
 MISCELLANEOUS RETAIL--1.28%
         700      * Amazon.Com, Inc ..............................       18,221
       4,000        CVS Corp .....................................       95,400


                       SEE NOTES TO FINANCIAL STATEMENTS

196  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 MISCELLANEOUS RETAIL--(CONTINUED)
       1,500      * dELiA*s Corp (Class A) .......................  $       525
       1,100      * eBay, Inc ....................................       93,819
         200      * Michaels Stores, Inc .........................        5,002
       1,900      * Office Depot, Inc ............................       22,477
         500        Omnicare, Inc ................................       13,605
         500      * Overstock.com, Inc ...........................        4,875
         200      * Petsmart, Inc ................................        2,520
       3,500      * Staples, Inc .................................       64,155
         500        Tiffany & Co .................................       12,500
       1,400      * Toys ORO Us, Inc .............................       11,713
       8,800        Walgreen Co ..................................      259,424
         900        World Fuel Services Corp .....................       18,324
                                                                    -----------
                    TOTAL MISCELLANEOUS RETAIL                          622,560
                                                                    -----------
 MOTION PICTURES--1.18%
      17,856      * Liberty Media Corp (Class A) .................      173,739
       3,900      * Metro-Goldwyn-Mayer, Inc .....................       40,950
         100        Regal Entertainment Group (Class A) ..........        1,795
      21,200        Walt Disney Co ...............................      360,824
                                                                    -----------
                    TOTAL MOTION PICTURES                               577,308
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--3.85%
         700        American Capital Strategies Ltd ..............       15,680
      12,000        American Express Co ..........................      398,760
       1,700        Capital One Financial Corp ...................       51,017
       1,100        Charter Municipal Mortgage Acceptance Co .....       19,327
         600        Countrywide Financial Corp ...................       34,500
       9,700        Fannie Mae ...................................      633,895
       7,000        Freddie Mac ..................................      371,700
      11,350        MBNA Corp ....................................      170,818
       2,300      * Providian Financial Corp .....................       15,088
       1,500        SLM Corp .....................................      166,380
                                                                    -----------
                    TOTAL NONDEPOSITORY INSTITUTIONS                  1,877,165
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.13%
       1,600        Amcol International Corp .....................        9,088
       1,800        Vulcan Materials Co ..........................       54,414
                                                                    -----------
                    TOTAL NONMETALLIC MINERALS, EXCEPT FUELS             63,502
                                                                    -----------
 OIL AND GAS EXTRACTION--3.00%
         400      * 3TEC Energy Corp .............................        6,024
       5,600        Anadarko Petroleum Corp ......................      254,800
       3,097        Apache Corp ..................................      191,209
         100        Berry Petroleum Co (Class A) .................        1,500
         400        Cabot Oil & Gas Corp (Class A) ...............        9,600
       1,900        Chesapeake Energy Corp .......................       14,934
         478      * Cimarex Energy Co ............................        9,297
         500      * Comstock Resources, Inc ......................        5,050
       1,300      * Denbury Resources, Inc .......................       14,079
       2,755        Devon Energy Corp ............................      132,846
       1,900        ENSCO International, Inc .....................       48,469
       2,800        EOG Resources, Inc ...........................      110,768
       1,200      * Energy Partners Ltd ..........................       12,240
       1,600      * Forest Oil Corp ..............................       35,680
         200      * Global Industries Ltd ........................          932
         900        Helmerich & Payne, Inc .......................       23,058
         400      * Horizon Offshore, Inc ........................        1,360
         600      * Houston Exploration Co .......................       16,200
         200      * Magnum Hunter Resources, Inc .................        1,112
       4,700      * Meridian Resource Corp .......................        5,405
       1,300      * Newfield Exploration Co ......................       44,057
       2,000        Noble Energy, Inc ............................       68,580
         700      * Nuevo Energy Co ..............................        9,485
       4,200        Ocean Energy, Inc ............................       84,000
         700      * Patterson-UTI Energy, Inc ....................       22,652
         600      * Petroquest Energy, Inc .......................          906
       2,700      * Pioneer Natural Resources Co .................       67,770
       1,100      * Plains Exploration & Production Co ...........        9,075
       1,500        Pogo Producing Co ............................       59,655
         400      * Pride International, Inc .....................        5,396
       1,100      * Range Resources Corp .........................        6,281
         600        Rowan Cos, Inc ...............................       11,796
         100        St. Mary Land & Exploration Co ...............        2,505
         400      * Stone Energy Corp ............................       13,432
       1,600      * Swift Energy Co ..............................       13,616
       2,700      * Syntroleum Corp ..............................        6,939
         800        Tidewater, Inc ...............................       22,976
         900      * Tom Brown, Inc ...............................       21,780
       4,900      * Transmontaigne, Inc ..........................       20,629
         100      * Varco International, Inc .....................        1,831
         100      * Veritas DGC, Inc .............................          665
       1,500        Vintage Petroleum, Inc .......................       14,250
         900      * Westport Resources Corp ......................       18,135
       2,266        XTO Energy, Inc ..............................       43,054
                                                                    -----------
                    TOTAL OIL AND GAS EXTRACTION                      1,464,028
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.71%
       5,100        Kimberly-Clark Corp ..........................      231,846
       2,500        MeadWestvaco Corp ............................       56,950
         300      * Pactiv Corp ..................................        6,090
       1,800        Sonoco Products Co ...........................       37,674
         300        Temple-Inland, Inc ...........................       11,220
                                                                    -----------
                    TOTAL PAPER AND ALLIED PRODUCTS                     343,780
                                                                    -----------
 PERSONAL SERVICES--0.10%
         200        CPI Corp .....................................        2,626
       1,400        Cintas Corp ..................................       46,060
                                                                    -----------
                    TOTAL PERSONAL SERVICES                              48,686
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.49%
         800        Frontier Oil Corp ............................       13,680
         500      * Headwaters, Inc ..............................        7,025
       3,500        Sunoco, Inc ..................................      127,995
       2,200        Valero Energy Corp ...........................       91,036
                                                                    -----------
                    TOTAL PETROLEUM AND COAL PRODUCTS                   239,736
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.59%
         400      * Andrew Corp ..................................        2,200
       1,000      * Century Aluminum Co ..........................        6,350
       2,400        Engelhard Corp ...............................       51,408
         400      * General Cable Corp ...........................        1,480
         700      * Imco Recycling, Inc ..........................        4,445
       1,100      * Liquidmetal Technologies .....................        5,962
         700      * Lone Star Technologies, Inc ..................       14,784
         200      * Maverick Tube Corp ...........................        3,720
         900      * Mueller Industries, Inc ......................       22,473
       1,100      * NS Group, Inc ................................        8,305
       1,500        Nucor Corp ...................................       57,255
         200        Quanex Corp ..................................        6,340
       1,200        Roanoke Electric Steel Corp ..................       10,440
       3,700        Ryerson Tull, Inc ............................       23,125
       1,000        Schnitzer Steel Industries, Inc (Class A) ....       24,241
         100      * Steel Dynamics, Inc ..........................        1,165
       3,700        Worthington Industries, Inc ..................       44,141
                                                                    -----------
                    TOTAL PRIMARY METAL INDUSTRIES                      287,834
                                                                    -----------
 PRINTING AND PUBLISHING--0.92%
         600        Dow Jones & Co, Inc ..........................       21,264
         100        Harte-Hanks, Inc .............................        1,910
       2,700        McGraw-Hill Cos, Inc .........................      150,093
       1,300        New York Times Co (Class A) ..................       56,095
       1,300        R.R. Donnelley & Sons Co .....................       23,816
         200        Scripps (E.W.) Co (Class A) ..................       15,148
       2,400        Tribune Co ...................................      108,024
         200      * Valassis Communications, Inc .................        5,280


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  197

Statement of Investments
     (Unaudited)- INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 PRINTING AND PUBLISHING--(CONTINUED)
         100        Washington Post Co (Class B) .................  $    68,136
                                                                    -----------
                    TOTAL PRINTING AND PUBLISHING                       449,766
                                                                    -----------
 RAILROAD TRANSPORTATION--0.41%
      10,800        Norfolk Southern Corp ........................      200,448
                                                                    -----------
                    TOTAL RAILROAD TRANSPORTATION                       200,448
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.05%
         100        Bandag, Inc ..................................        3,189
         600        Cooper Tire & Rubber Co ......................        7,320
         100      * Reebok International Ltd .....................        3,285
         300      * Sealed Air Corp ..............................       12,039
         100      * Vans, Inc ....................................          424
                                                                    -----------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS     26,257
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.59%
         700        A.G. Edwards, Inc ............................       18,130
      11,200        Charles Schwab Corp ..........................       80,864
         200        Eaton Vance Corp .............................        5,346
         500        Federated Investors, Inc (Class B) ...........       12,725
       2,700        Franklin Resources, Inc ......................       88,857
       2,600        Goldman Sachs Group, Inc .....................      177,008
       8,100        Instinet Group, Inc ..........................       28,431
       1,700        Janus Capital Group, Inc .....................       19,363
         300        Legg Mason, Inc ..............................       14,622
       7,500        Merrill Lynch & Co, Inc ......................      265,500
         300        Neuberger Berman, Inc ........................        8,469
         600        SEI Investments Co ...........................       15,720
         400      * SoundView Technology Group, Inc ..............          512
       1,400        T Rowe Price Group, Inc ......................       37,967
                                                                    -----------
                    TOTAL SECURITY AND COMMODITY BROKERS                773,514
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.11%
         200      * Cabot Microelectronics Corp ..................        8,374
       8,000      * Corning, Inc .................................       46,720
                                                                    -----------
                    TOTAL STONE, CLAY, AND GLASS PRODUCTS                55,094
                                                                    -----------
 TRANSPORTATION BY AIR--0.69%
       9,100      * AMR Corp .....................................       19,110
         800      * ATA Holdings Corp ............................        3,000
       1,500      * Continental Airlines, Inc (Class B) ..........        7,680
       3,200        Delta Air Lines, Inc .........................       28,480
       2,100        FedEx Corp ...................................      115,647
         700      * JetBlue Airways Corp .........................       19,397
       1,400      * Midwest Express Holdings, Inc ................        1,806
         200      * Petroleum Helicopters (Vote) .................        5,290
       9,300        Southwest Airlines Co ........................      133,548
       4,800     b* UAL Corp .....................................        4,032
                                                                    -----------
                    TOTAL TRANSPORTATION BY AIR                         337,990
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.04%
       1,700        Autoliv, Inc .................................       33,949
       7,964      * BE Aerospace, Inc ............................       15,132
       1,100        Brunswick Corp ...............................       20,900
       1,500        Dana Corp ....................................       10,590
      12,700        Delphi Corp ..................................       86,741
         300        Federal Signal Corp ..........................        4,260
       1,500      * Fleetwood Enterprises, Inc ...................        6,090
         300      * Gentex Corp ..................................        7,632
       3,700        Genuine Parts Co .............................      112,887
       3,800        Harley-Davidson, Inc .........................      150,898
       2,700        Heico Corp ...................................       24,030
         400      * IMPCO Technologies, Inc ......................          804
         200      * Sports Resorts International, Inc ............        1,002
         200        Superior Industries International, Inc .......        7,286
       3,300        Visteon Corp .................................       19,602
       1,000      * Wabash National Corp .........................        6,300
                                                                    -----------
                    TOTAL TRANSPORTATION EQUIPMENT                      508,103
                                                                    -----------
 TRANSPORTATION SERVICES--0.08%
       1,600        GATX Corp ....................................       23,168
         905      * Sabre Holdings Corp ..........................       14,399
                                                                    -----------
                    TOTAL TRANSPORTATION SERVICES                        37,567
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.48%
       4,100        United Parcel Service, Inc (Class B) .........      233,700
                                                                    -----------
                    TOTAL TRUCKING AND WAREHOUSING                      233,700
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--3.45%
         500      * Apogent Technologies, Inc ....................        7,290
         900        Barnes Group, Inc ............................       19,044
       1,800      * Castle (A.M.) & Co ...........................        8,550
         100        Commercial Metals Co .........................        1,395
       1,900        IKON Office Solutions, Inc ...................       13,490
          20      * Imagistics International, Inc ................          372
         600      * Ingram Micro, Inc (Class A) ..................        6,618
      26,300        Johnson & Johnson ............................    1,521,981
         400      * Patterson Dental Co ..........................       18,372
       1,200        Reliance Steel & Aluminum Co .................       18,120
         100      * Safeguard Scientifics, Inc ...................          141
         200      * Tech Data Corp ...............................        4,788
       1,400        W.W. Grainger, Inc ...........................       60,060
                                                                    -----------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS               1,680,221
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.30%
         500      * Allscripts Healthcare Solutions, Inc .........        1,375
       4,947        Cardinal Health, Inc .........................      281,831
         800        D&K Healthcare Resources, Inc ................        8,240
         300        Fleming Cos, Inc .............................          150
         200      * Henry Schein, Inc ............................        9,020
       4,500        McKesson Corp ................................      112,185
       2,600        Perrigo Co ...................................       30,888
       1,500      * Plains Resources, Inc ........................       16,005
         900      * Priority Healthcare Corp (Class B) ...........       23,985
         200        Russell Corp .................................        3,500
       5,800        Sysco Corp ...................................      147,552
                                                                    -----------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS              634,731
                                                                    -----------
                    TOTAL COMMON STOCK
                      (COST $60,726,995)                             48,436,715
                                                                    -----------
                    TOTAL PORTFOLIO--99.41%
                      (COST $60,726,995)                             48,436,715
                    OTHER ASSETS & LIABILITIES, NET--0.59%              288,298
                                                                    -----------
                    NET ASSETS--100.00%                             $48,725,013
                                                                    -----------

----------
*  Non-income producing
b  In bankruptcy


                       SEE NOTES TO FINANCIAL STATEMENTS

198  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - INSTITUTIONAL BOND FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
BONDS:
Corporate Bonds
Asset Backed .......................................  $    39,417,003     3.15%
Business Services ..................................        8,350,480     0.67
Chemicals And Allied Products ......................        8,744,761     0.70
Communications .....................................       40,901,942     3.27
Depository Institutions ............................       39,615,087     3.17
Electric, Gas, And Sanitary Services ...............       20,452,116     1.63
Electronic And Other Electric Equipment ............        3,099,590     0.25
Fabricated Metal Products ..........................        1,553,266     0.12
Food And Kindred Products ..........................       15,692,839     1.26
Food Stores ........................................        4,521,616     0.36
Forestry ...........................................        2,725,731     0.22
General Building Contractors .......................        2,591,525     0.21
General Merchandise Stores .........................        6,930,910     0.55
Health Services ....................................        3,605,915     0.29
Holding And Other Investment Offices ...............        2,393,811     0.19
Industrial Machinery And Equipment .................        2,845,337     0.23
Instruments And Related Products ...................          763,969     0.06
Insurance Agents, Brokers And Service ..............        2,153,750     0.17
Insurance Carriers .................................        2,999,546     0.24
Motion Pictures ....................................        2,152,497     0.17
National Security And International Affairs ........          556,552     0.04
Nondepository Institutions .........................       30,797,961     2.46
Oil And Gas Extraction .............................        9,563,432     0.77
Other Mortgage Backed Securities ...................       20,306,379     1.62
Paper And Allied Products ..........................        5,066,746     0.40
Petroleum And Coal Products ........................       11,843,029     0.95
Pipelines, Except Natural Gas ......................        2,658,185     0.21
Primary Metal Industries ...........................        1,124,505     0.09
Printing And Publishing ............................        5,129,031     0.41
Railroad Transportation ............................        2,268,766     0.18
Rubber And Miscellaneous Plastics Products .........        2,182,694     0.17
Security And Commodity Brokers .....................       26,305,504     2.10
Tobacco Products ...................................        1,018,599     0.08
Transportation Equipment ...........................       16,660,587     1.33
                                                      ---------------   ------
Total Corporate Bonds (COST $336,985,980) ..........      346,993,661    27.72
                                                      ---------------   ------
Government Bonds
Agency Securities ..................................      125,172,950    10.00
Foreign Government Bonds ...........................       12,545,340     1.00
Mortgage Backed Securities .........................      436,355,515    34.85
U.S. Treasury Securities ...........................      253,694,669    20.27
                                                      ---------------   ------
Total Government Bonds (COST $804,021,010) .........      827,768,474    66.12
                                                      ---------------   ------
TOTAL BONDS (COST $1,141,006,990) ..................    1,174,762,135    93.84
                                                      ---------------   ------
SHORT TERM INVESTMENTS
Commercial Paper ...................................       82,012,593     6.55
U.S. Government And Agencies .......................      226,861,810    18.12
                                                      ---------------   ------
TOTAL SHORT TERM INVESTMENTS (COST $308,884,810) ...      308,874,403    24.67
                                                      ---------------   ------
TOTAL PORTFOLIO (COST $1,449,891,800) ..............    1,483,636,538   118.51
OTHER ASSETS & LIABILITIES, NET ....................     (231,751,101)  (18.51)
                                                      ---------------   ------
NET ASSETS .........................................  $ 1,251,885,437   100.00%
                                                      ===============   ======

                    ----------------------------------------

   PRINCIPAL                                           RATINGS+         VALUE
   ---------                                           --------         -----
BONDS--93.84%
 CORPORATE BONDS--27.72%
  ASSET BACKED--3.15%
                  Chase Funding Mortgage Loan
                   Series 2001-4 (Class1A3)
  $4,000,000       5.053%, 02/25/23 ...................    Aaa     $  4,111,548
                  CIT Equipment Collateral
                   Series 2000-2 (Class A3)
     436,365       6.840%, 06/20/04 ...................    Aaa          439,784
                  CIT Group Home Equity Loan Trust
                   Series 2002-1 (Class Af6)
  $4,000,000       6.200%, 02/25/30 ...................    Aaa        4,296,468
                  Detroit Edison Securitization Funding
                   LLC Series 2001-1 (Class A3)
   2,000,000       5.875%, 03/01/10 ...................    Aaa        2,213,880
                  Household Automotive Trust
                   Series 2000-2 (Class A3)
   3,403,730       3.680%, 04/17/06 ...................    Aaa        3,451,468
                  Nissan Auto Receivables Owner Trust
                   Series 2001-C (Class A4)
   3,000,000       4.800%, 02/15/07 ...................    Aaa        3,144,564
                  Peco Energy Transition Trust
                   Series 1999-A (Class A7)
   1,000,000       6.130%, 03/01/09 ...................    Aaa        1,124,783
                  Public Service New Hampshire Funding
                   LLC Series 2001-1 (Class A2)
   2,250,000       5.730%, 11/01/10 ...................    Aaa        2,461,833
                  Residential Asset Securities Corp
                   Series 1999-Ks2 (Class Ai9)
   2,778,524       7.150%, 07/25/30 ...................    Aaa        2,964,972
                  Residential Asset Securities Corp
                   Series 2001-Ks2 (Class Ai3)
     984,036       5.751%, 03/25/27 ...................    Aaa          998,522
                  Residential Asset Securities Corp
                   Series 2001-Ks2 (Class Ai4)
   2,000,000       6.417%, 02/25/29 ...................    Aaa        2,110,264
                  Residential Asset Securities Corp
                   Series 2001-Ks2 (Class Ai6)
   2,000,000       6.489%, 10/25/30 ...................    Aaa        2,187,050
                  TRAINS (Secured Note)
   8,940,000       6.961%, 01/15/12 ...................     A3        9,911,867
                                                                   ------------
                  TOTAL ASSET BACKED                                 39,417,003
                                                                   ------------
BUSINESS SERVICES--0.67%
                  AOL Time Warner, Inc
                   (Guarantee Note)
   2,250,000       6.875%, 05/01/12 ...................    Baa1       2,391,178
                  Cendant Corp (Sr Note)
     750,000       7.375%, 01/15/13 ...................    Baa1         781,806
                  Equifax, Inc Note
     750,000       4.950%, 11/01/07 ...................    Baa1         784,508
                  General Electric Co Note
     750,000     h 5.000%, 02/01/13 ...................    Aaa          766,994
                  International Lease
                   Finance Corp Note
   2,000,000       6.375%, 03/15/09 ...................     A1        2,144,617
                  Time Warner, Inc Note
     500,000       7.750%, 06/15/05 ...................    Baa1         541,841
                  Time Warner, Inc (Guarantee Note)
   1,000,000       6.625%, 05/15/29 ...................    Baa1         939,536
                                                                   ------------
                  TOTAL BUSINESS SERVICES                             8,350,480
                                                                   ------------
CHEMICALS AND ALLIED PRODUCTS--0.70%
                  Colgate-Palmolive Co Note
     500,000       6.450%, 06/16/28 ...................    Aa3          546,795
                  Du Pont EI de Nemours & Co Note
   1,500,000       4.750%, 11/15/12 ...................    Aa3        1,538,367
     500,000       3.375%, 11/15/07 ...................    Aa3          506,937
                  Johnson & Johnson Deb
   1,000,000       6.950%, 09/01/29 ...................    Aaa        1,210,658
                  Merck & Co, Inc Deb
   2,000,000       5.950%, 12/01/28 ...................    Aaa        2,132,085
                  Merck & Co, Inc Note
   1,500,000       5.250%, 07/01/06 ...................    Aaa        1,623,128

+As provided by Moody's Investors Service (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  199

Statement of Investments (Unaudited) - INSTITUTIONAL BOND FUND - March 31, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                           RATINGS+         VALUE
   ---------                                           --------         -----

CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
                  Procter & Gamble Co (Unsub Note)
  $1,000,000       6.875%, 09/15/09 ...................     Aa3    $  1,186,791
                                                                   ------------
                  TOTAL CHEMICALS AND ALLIED PRODUCTS                 8,744,761
                                                                   ------------
COMMUNICATIONS--3.27%
                  360 Communications Co (Sr Note)
   1,000,000       7.500%, 03/01/06 ...................      A2       1,135,519
                  AT&T Corp (Guarantee Note)
   2,500,000       8.375%, 03/15/13 ...................    Baa3       2,962,015
                  AT&T Corp (Sr Note)
   2,000,000       7.000%, 11/15/06 ...................    Baa2       2,131,825
     500,000       7.800%, 11/15/11 ...................    Baa2         534,879
                  AT&T Wireless Services, Inc Note
   1,750,000       8.125%, 05/01/12 ...................    Baa2       1,978,676
                  AT&T Wireless Services,
                   Inc (Sr Note)
     500,000       8.750%, 03/01/31 ...................    Baa2         573,414
                  BellSouth Corp Note
   1,000,000       6.875%, 10/15/31 ...................     Aa3       1,143,276
                  British Telecommunications PLC Deb
   2,000,000       8.875%, 12/15/30 ...................    Baa1       2,594,408
                  Cingular Wireless LLC (Sr Note)
   1,500,000       7.125%, 12/15/31 ...................      A3       1,603,117
                  Citizens Communications Co Note
     750,000       8.500%, 05/15/06 ...................    Baa2         848,133
     500,000       9.250%, 05/15/11 ...................    Baa2         628,967
                  Clear Channel Communications,
                   Inc (Sr Note)
     750,000       7.650%, 09/15/10 ...................    Baa3         866,398
   3,000,000       7.250%, 09/15/03 ...................    Baa3       3,063,633
                  Comcast Cable Communications
                   (Sr Note)
     750,000       6.750%, 01/30/11 ...................    Baa3         810,455
                  Comcast Corp (Guarantee Note)
   1,250,000       6.500%, 01/15/15 ...................    Baa3       1,315,838
                  Comcast Corp Deb
     750,000       7.050%, 03/15/33 ...................    Baa3         767,205
                  GTE Corp Deb
     500,000       6.940%, 04/15/28 ...................      A3         537,542
                  SBC Communications, Inc Note
   3,000,000       6.250%, 03/15/11 ...................      A1       3,343,704
   1,000,000       5.750%, 05/02/06 ...................      A1       1,088,586
                  Sprint Capital Corp (Guarantee Note)
   4,000,000       6.000%, 01/15/07 ...................    Baa3       4,020,000
                  Turner Broadcasting System,
                   Inc (Sr Note)
     500,000       7.400%, 02/01/04 ...................    Baa1         513,832
                  Verizon New England (Sr Note)
   2,500,000       6.500%, 09/15/11 ...................     Aa3       2,820,414
                  Verizon New Jersey, Inc Deb
   3,000,000       5.875%, 01/17/12 ...................     Aa3       3,247,009
                  Verizon Wireless Capital LLC Note
   1,500,000       5.375%, 12/15/06 ...................      A3       1,603,451
                  Vodafone Group PLC Note
     750,000       6.250%, 11/30/32 ...................      A2         769,646
                                                                   ------------
                  TOTAL COMMUNICATIONS                               40,901,942
                                                                   ------------
DEPOSITORY INSTITUTIONS--3.17%
                  Bank of America Corp Note
   1,000,000       6.625%, 06/15/04 ...................     Aa2       1,059,885
   3,000,000       4.875%, 01/15/13 ...................     Aa2       3,053,376
                  Bank of America Corp (Sr Note)
   1,500,000       3.875%, 01/15/08 ...................     Aa2       1,536,551
                  Bank One Corp Note
   2,000,000       6.000%, 08/01/08 ...................     Aa3       2,239,703
                  Bank One NA Illinois Note
  $2,000,000       5.500%, 03/26/07 ...................     Aa2       2,188,384
                  BB & T Corp (Sub Note)
   1,500,000       4.750%, 10/01/12 ...................      A2       1,520,726
                  Citigroup, Inc (Sub Note)
   1,250,000       7.250%, 10/01/10 ...................     Aa2       1,467,720
     750,000       5.625%, 08/27/12 ...................     Aa2         805,809
   2,000,000       6.625%, 06/15/32 ...................     Aa2       2,204,254
                  Credit Suisse First Boston
                   USA, Inc Note
   2,000,000       4.625%, 01/15/08 ...................     Aa3       2,063,700
                  Golden West Financial Corp (Sr Note)
     750,000       4.750%, 10/01/12 ...................      A1         766,164
                  HSBC Holdings Plc (Sub Note)
     750,000       5.250%, 12/12/12 ...................      A1         775,538
                  J.P. Morgan Chase & Co (Sub Note)
   1,000,000       7.875%, 06/15/10 ...................      A2       1,177,406
                  Marshall & Isley Bank (Sr Note)
   1,500,000       4.125%, 09/04/07 ...................     Aa3       1,556,377
                  Mellon Funding Corp (Guarantee Note)
   2,000,000       4.875%, 06/15/07 ...................      A1       2,136,708
   1,000,000       6.400%, 05/14/11 ...................      A2       1,130,217
                  National Westminster
                   Bank PLC (Sub Note)
   1,000,000       7.375%, 10/01/09 ...................     Aa2       1,203,168
                  PNC Funding Corp (Guarantee Note)
   1,000,000       5.750%, 08/01/06 ...................      A2       1,085,374
                  Regions Financial Corp (Sub Note)
   2,000,000       6.375%, 05/15/12 ...................      A2       2,258,892
                  Sovereign Bank (Sub Note)
     750,000       5.125%, 03/15/13 ...................    Baa3         748,125
                  Suntrust Bank Atlanta (Sub Note)
   1,000,000       7.250%, 09/15/06 ...................     Aa3       1,147,538
                  US Bancorp (Sr Note)
   1,500,000       5.100%, 07/15/07 ...................     Aa3       1,619,754
                  Wachovia Bank NA Note
   1,000,000       4.850%, 07/30/07 ...................     Aa2       1,068,021
                  Washington Mutual, Inc Note
   2,000,000       7.500%, 08/15/06 ...................      A3       2,286,170
                  Wells Fargo Financial, Inc Note
     750,000       5.875%, 08/15/08 ...................     Aa2         835,939
   1,500,000       h 6.125%, 04/18/12 .................     Aa2       1,679,588
                                                                   ------------
                  TOTAL DEPOSITORY INSTITUTIONS                      39,615,087
                                                                   ------------
ELECTRIC, GAS, AND SANITARY SERVICES--1.63%
                  Alabama Power Co Deb
   3,000,000       5.700%, 02/15/33 ...................      A2       2,961,648
                  Commonwealth Edison
                   Co (Secured Note)
     750,000       5.875%, 02/01/33 ...................      A3         764,628
                  Consolidated Edison
                   Co of New York Note
     750,000       4.875%, 02/01/13 ...................      A1         767,903
                  Consolidated Natural
                   Gas Co (Sr Note)
   2,000,000       6.250%, 11/01/11 ...................      A3       2,206,531
                  Consumers Energy Co (Sr Note)
   2,000,000       6.000%, 03/15/05 ...................    Baa3       2,030,000
                  Detroit Edison Co (Secured Note)
   1,000,000       5.200%, 10/15/12 ...................      A3       1,048,232
                  Dominion Resources, Inc Note
   1,000,000       4.125%, 02/15/08 ...................    Baa1       1,011,130
                  Firstenergy Corp Note
   2,000,000       6.450%, 11/15/11 ...................    Baa2       2,119,183
                  FPL Group Capital, Inc
                   (Guarantee Note)
   1,000,000       7.625%, 09/15/06 ...................      A2       1,131,883


+As provided by Moody's Investors Service (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS

200  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - INSTITUTIONAL BOND FUND - March 31, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                           RATINGS+         VALUE
   ---------                                           --------         -----
ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
                  Idaho Power Co (First Mortgage)
  $  500,000       8.000%, 03/15/04 ...................      A2    $    530,266
                  KeySpan Corp Note
   1,250,000       6.150%, 06/01/06 ...................      A3       1,374,473
                  National Fuel Gas Co Note
     750,000       5.250%, 03/01/13 ...................      A3         755,746
                  Oncor Electric Delivery
                   Co (Secured Note)
     750,000       7.250%, 01/15/33 ...................    Baa1         846,201
                  Pepco Holdings, Inc Note
     750,000       6.450%, 08/15/12 ...................    Baa1         817,687
                  Texas Eastern Transmission
                   LP (Sr Note)
   2,000,000       5.250%, 07/15/07 ...................    Baa1       2,086,605
                                                                   ------------
                  TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         20,452,116
                                                                   ------------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--0.25%
                  Cooper Industries, Inc
                   (Guarantee Note)
   1,000,000       5.250%, 07/01/07 ...................      A3       1,040,760
                  Emerson Electric Co Note
   2,000,000       5.000%, 12/15/14 ...................      A2       2,058,830
                                                                   ------------
                  TOTAL ELECTRONIC AND OTHER
                   ELECTRIC EQUIPMENT                                 3,099,590
                                                                   ------------
FABRICATED METAL PRODUCTS--0.12%
                  Masco Corp Note
   1,500,000       4.625%, 08/15/07 ...................    Baa1       1,553,266
                                                                   ------------
                  TOTAL FABRICATED METAL PRODUCTS                     1,553,266
                                                                   ------------
FOOD AND KINDRED PRODUCTS--1.26%
                  Anheuser-Busch Cos, Inc
   1,000,000       4.375%, 01/15/13 ...................      A1       1,000,337
                  Bottling Group Llc (Guarantee Note)
     750,000       4.625%, 11/15/12 ...................      A3         748,523
                  Conagra Foods, Inc Note
   1,000,000       7.875%, 09/15/10 ...................    Baa1       1,189,469
                  Conagra Foods, Inc Note
     500,000       8.250%, 09/15/30 ...................    Baa1         631,414
                  Coors Brewing Co (Guarantee Note)
   2,000,000       6.375%, 05/15/12 ...................    Baa2       2,243,068
                  Diageo Capital Plc (Guarantee Note)
     500,000       6.625%, 06/24/04 ...................      A2         529,828
   1,000,000       7.250%, 11/01/09 ...................      A2       1,192,465
                  Kellogg Co Note
   1,000,000       6.600%, 04/01/11 ...................    Baa2       1,143,458
                  Kraft Foods, Inc Note
   2,000,000       5.625%, 11/01/11 ...................      A3       2,041,622
                  Sara Lee Corp Deb
   1,500,000       h 6.125%, 11/01/32 .................      A3       1,559,777
                  Sara Lee Corp Note
     750,000       6.250%, 09/15/11 ...................      A3         837,583
                  Unilever Capital Corp
                   (Guarantee Note)
   2,500,000       5.900%, 11/15/32 ...................      A1       2,575,295
                                                                   ------------
                  TOTAL FOOD AND KINDRED PRODUCTS                    15,692,839
                                                                   ------------
FOOD STORES--0.36%
                  Kroger Co (Guarantee Note)
   2,000,000       8.050%, 02/01/10 ...................    Baa3       2,327,952
                  Safeway, Inc Deb
   1,000,000       7.250%, 02/01/31 ...................    Baa2       1,125,615
                  Safeway, Inc Note
   1,000,000       7.250%, 09/15/04 ...................    Baa2       1,068,049
                                                                   ------------
                  TOTAL FOOD STORES                                   4,521,616
                                                                   ------------
FORESTRY--0.22%
                  Weyerhaeuser Co Note
   1,000,000       6.000%, 08/01/06 ...................    Baa2       1,081,281
   1,500,000       6.750%, 03/15/12 ...................    Baa2       1,644,450
                                                                   ------------
                  TOTAL FORESTRY                                      2,725,731
                                                                   ------------
GENERAL BUILDING CONTRACTORS--0.21%
                  Centex Corp Note
     750,000     h 4.750%, 01/15/08 ...................    Baa2         763,448
                  Pulte Homes, Inc Note
   1,000,000       6.250%, 02/15/13 ...................    Baa3       1,032,959
                  Toll Brothers, Inc Note
     750,000       6.875%, 11/15/12 ...................    Baa3         795,118
                                                                   ------------
                  TOTAL GENERAL BUILDING CONTRACTORS                  2,591,525
                                                                   ------------
GENERAL MERCHANDISE STORES--0.55%
                  Costco Wholesale Corp (Sr Note)
   1,000,000       5.500%, 03/15/07 ...................      A2       1,081,476
                  Kohl's Corp Bond
     750,000       6.000%, 01/15/33 ...................      A3         752,923
                  Target Corp Note
   2,000,000       5.375%, 06/15/09 ...................      A2       2,154,536
                  Wal-Mart Stores ,Inc (Sr Note)
   2,500,000       6.875%, 08/10/09 ...................     Aa2       2,941,975
                                                                   ------------
                  TOTAL GENERAL MERCHANDISE STORES                    6,930,910
                                                                   ------------
HEALTH SERVICES--0.29%
                  Laboratory Corp Of America
                   Holdings Note
     750,000     g 5.500%, 02/01/13 ...................    Baa3         768,824
                  Tenet Healthcare Corp (Sr Note)
     750,000       6.375%, 12/01/11 ...................    Baa3         720,000
                  Unitedhealth Group, Inc Note
   2,000,000       5.200%, 01/17/07 ...................      A3       2,117,091
                                                                   ------------
                  TOTAL HEALTH SERVICES                               3,605,915
                                                                   ------------
HOLDING AND OTHER INVESTMENT OFFICES--0.19%
                  Boston Properties, Inc (Sr Note)
     750,000       6.250%, 01/15/13 ...................    Baa2         785,750
                  EOP Operating LP
     750,000       6.750%, 02/15/12 ...................    Baa1         827,851
                  EOP Operating LP (Guarantee Note)
     750,000       5.875%, 01/15/13 ...................    Baa1         780,210
                                                                   ------------
                  TOTAL HOLDING AND OTHER
                   INVESTMENT OFFICES                                 2,393,811
                                                                   ------------
INDUSTRIAL MACHINERY AND EQUIPMENT--0.23%
                  Caterpillar Financial
                   Services Corp Note
   1,000,000       6.875%, 08/01/04 ...................      A2       1,066,493
                  Parker Hannifin Corp Note
     750,000       4.875%, 02/15/13 ...................      A2         757,407
                  Stanley Works Note
   1,000,000       4.900%, 11/01/12 ...................      A2       1,021,437
                                                                   ------------
                  TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT            2,845,337
                                                                   ------------
INSTRUMENTS AND RELATED PRODUCTS--0.06%
                  Raytheon Co Note
     750,000       5.500%, 11/15/12 ...................    Baa3         763,969
                                                                   ------------
                  TOTAL INSTRUMENTS AND RELATED PRODUCTS                763,969
                                                                   ------------

+As provided by Moody's Investors Service (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  201

 Statement of Investments (Unaudited) - INSTITUTIONAL BOND FUND - March 31, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                           RATINGS+         VALUE
   ---------                                           --------         -----
INSURANCE AGENTS, BROKERS AND SERVICE--0.17%
                  Marsh & McLennan Cos, Inc (Sr Note)
   2,000,000       5.375%, 03/15/07 ...................      A2       2,153,750
                                                                   ------------
                  TOTAL INSURANCE AGENTS,
                   BROKERS AND SERVICE                                2,153,750
                                                                   ------------
INSURANCE CARRIERS--0.24%
                  Hartford Financial (Sr Note)
   1,000,000       6.375%, 11/01/08 ...................      A2       1,092,335
INSURANCE CARRIERS--(Continued)
                  Lincoln National Corp Note
     750,000       5.250%, 06/15/07 ...................      A3         789,292
                  Progressive Corp (Sr Note)
   1,000,000       6.375%, 01/15/12 ...................      A2       1,117,919
                                                                   ------------
                  TOTAL INSURANCE CARRIERS                            2,999,546
                                                                   ------------
MOTION PICTURES--0.17%
                  Walt Disney Co Note
   1,000,000       5.500%, 12/29/06 ...................    Baa1       1,075,931
                  Walt Disney Co (Sr Note)
   1,050,000       5.125%, 12/15/03 ...................    Baa1       1,076,566
                                                                   ------------
                  TOTAL MOTION PICTURES                               2,152,497
                                                                   ------------
NATIONAL SECURITY AND INTERNATIONAL AFFAIRS--0.04%
                  Inter-American Development Bank Bond
     500,000       6.125%, 03/08/06 ...................     Aaa         556,552
                                                                   ------------
                  TOTAL NATIONAL SECURITY AND
                   INTERNATIONAL AFFA                                   556,552
                                                                   ------------
NONDEPOSITORY INSTITUTIONS--2.46%
                  CIT Group, Inc (Sr Sub Note)
   2,000,000       4.125%, 02/21/06 ...................      A2       2,002,500
                  Countrywide Home Loans
                   Inc (Guarantee Note)
     750,000       5.625%, 07/15/09 ...................      A3         803,032
                  Ford Motor Credit Co Note
     750,000       6.875%, 02/01/06 ...................      A3         738,750
   3,000,000       6.500%, 01/25/07 ...................      A3       2,902,500
                  General Electric Capital Corp Note
   3,500,000       5.450%, 01/15/13 ...................     Aaa       3,664,840
   1,000,000       7.250%, 05/03/04 ...................     Aaa       1,061,872
                  General Motors Acceptance Corp Note
   4,500,000       6.750%, 01/15/06 ...................      A2       4,680,095
   3,750,000       7.750%, 01/19/10 ...................      A2       3,920,304
                  Household Finance Corp Deb
     750,000       7.350%, 11/27/32 ...................      A2         878,884
                  Household Finance Corp Note
   2,000,000       6.500%, 01/24/06 ...................      A2       2,182,991
   3,000,000       4.625%, 01/15/08 ...................      A2       3,108,882
   2,250,000       6.375%, 11/27/12 ...................      A2       2,466,954
                  MBNA America Bank Note
     750,000       5.375%, 01/15/08 ...................    Baa1         774,793
                  National Rural Utility
                   Coop Finance Note
   1,500,000       5.750%, 08/28/09 ...................      A2       1,611,564
                                                                   ------------
                  TOTAL NONDEPOSITORY INSTITUTIONS                   30,797,961
                                                                   ------------
OIL AND GAS EXTRACTION--0.77%
                  Anadarko Petroleum Corp Note
   2,000,000       5.375%, 03/01/07 ...................    Baa1       2,148,501
                  Burlington Resource (Guarantee Note)
   2,500,000       6.400%, 08/15/11 ...................    Baa1       2,787,703
                  Devon Energy Corp Deb
   1,000,000       7.950%, 04/15/32 ...................    Baa2       1,209,740
                  Equitable Resources, Inc Bond
     750,000       5.150%, 11/15/12 ...................      A2         777,444
                  Occidental Petroleum Corp (Sr Note)
     500,000       7.650%, 02/15/06 ...................    Baa2         566,592
                  Ocean Energy, Inc (Guarantee Note)
   2,000,000       4.375%, 10/01/07 ...................    Baa3       2,073,452
                                                                   ------------
                  TOTAL OIL AND GAS EXTRACTION                        9,563,432
                                                                   ------------
OTHER MORTGAGE BACKED SECURITIES--1.62%
                  Banc of America Commercial Mortgage,
                   Inc Series 2002-2 (Class A3)
   6,000,000       5.118%, 07/11/43 ...................      NR       6,256,404
                  J.P. Morgan Chase Commercial
                   Mortgage Corp Corp Series
                   2001-Cib3 (Class A2)
  $4,000,000       6.044%, 11/15/35 ...................     Aaa    $  4,419,056
                  J.P. Morgan Chase Commercial
                   Mortgage Securities Series
                   2001-Cibc (Class A3)
   2,250,000       6.260%, 03/15/33 ...................      NR    $  2,506,140
                  Morgan Stanley Dean Witter Capital
                   I Series 2003-top9 (Class A2)
   3,000,000       4.740%, 11/13/36 ...................      NR       3,035,415
                  Wachovia Bank Commercial Mortgage
                   Trust Series 2002-C2 (Class A4)
   2,000,000       4.980%, 11/15/34 ...................     Aaa       2,053,218
                  Wachovia Bank Commercial Mortgage
                   Trust Series 2003-C3 (Class A2)
   2,000,000       4.867%, 02/15/35 ...................      NR       2,036,146
                                                                   ------------
                  TOTAL OTHER MORTGAGE BACKED SECURITIES             20,306,379
                                                                   ------------
PAPER AND ALLIED PRODUCTS--0.40%
                  International Paper Co Note
   1,500,000       5.850%, 10/30/12 ...................    Baa2       1,581,995
                  Kimberly-Clark Corp Note
   3,000,000       7.100%, 08/01/07 ...................     Aa2       3,484,751
                                                                   ------------
                  TOTAL PAPER AND ALLIED PRODUCTS                     5,066,746
                                                                   ------------
PETROLEUM AND COAL PRODUCTS--0.95%
                  Amerada Hess Corp Deb
     250,000       7.875%, 10/01/29 ...................    Baa2         279,883
                  Amerada Hess Corp Note
     250,000       7.300%, 08/15/31 ...................    Baa2         265,020
                  Chevrontexaco Corp Note
   2,000,000       6.625%, 10/01/04 ...................     Aa2       2,145,189
                  Conoco, Inc (Sr Note)
   1,000,000       6.950%, 04/15/29 ...................      A3       1,126,107
                  ConocoPhillips (Guarantee Note)
   1,000,000       5.900%, 10/15/32 ...................      A3         997,196
                  Enterprise Products Partners LP Note
   1,250,000       6.875%, 03/01/33 ...................    Baa2       1,234,938
                  Pemex Project Funding Master
                   Trust (Guarantee Note)
   1,000,000       8.500%, 02/15/08 ...................    Baa1       1,122,500
   1,500,000       9.125%, 10/13/10 ...................    Baa1       1,738,125
                  Petronas Capital Ltd
                   (Guarantee Note)
     750,000       7.875%, 05/22/22 ...................    Baa1         802,859
                  Valero Energy Corp Note
   2,000,000       6.125%, 04/15/07 ...................    Baa3       2,131,212
                                                                   ------------
                  TOTAL PETROLEUM AND COAL PRODUCTS                  11,843,029
                                                                   ------------
PIPELINES, EXCEPT NATURAL GAS--0.21%
                  Kinder Morgan Energy Partners
                   LP (Sr Note)
   1,000,000       7.300%, 08/15/33 ...................    Baa1       1,102,467
                  Midamerican Energy Holdings
                   Co (Sr Note)
   1,500,000       5.875%, 10/01/12 ...................    Baa3       1,555,718
                                                                   ------------
                  TOTAL PIPELINES, EXCEPT NATURAL GAS                 2,658,185
                                                                   ------------
PRIMARY METAL INDUSTRIES--0.09%
                  Alcoa, Inc Note
   1,000,000       6.500%, 06/01/11 ...................      A2       1,124,505
                                                                   ------------
                  TOTAL PRIMARY METAL INDUSTRIES                      1,124,505
                                                                   ------------
PRINTING AND PUBLISHING--0.41%
                  CBS Corp (Guarantee Note)
   1,400,000       6.875%, 09/01/03 ...................      A3       1,431,934


+As provided by Moody's Investors Service (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS

202  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - INSTITUTIONAL BOND FUND - March 31, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                           RATINGS+         VALUE
   ---------                                           --------         -----
PRINTING AND PUBLISHING--(CONTINUED)
                  News America Holdings Deb
  $2,000,000       7.700%, 10/30/25 ...................    Baa3    $  2,209,114
                  Viacom, Inc (Guarantee Note)
     250,000       6.625%, 05/15/11 ...................      A3         284,534
   1,000,000       7.700%, 07/30/10 ...................      A3       1,203,449
                                                                   ------------
                  TOTAL PRINTING AND PUBLISHING                       5,129,031
                                                                   ------------
RAILROAD TRANSPORTATION--0.18%
                  Norfolk Southern Corp (Sr Note)
   1,000,000       7.250%, 02/15/31 ...................    Baa1       1,137,260
                  Union Pacific Corp Note
   1,000,000       6.650%, 01/15/11 ...................    Baa3       1,131,506
                                                                   ------------
                  TOTAL RAILROAD TRANSPORTATION                       2,268,766
                                                                   ------------
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.17%
                  Newell Rubbermaid, Inc Note
   2,000,000       6.000%, 03/15/07 ...................    Baa1       2,182,694
                                                                   ------------
                  TOTAL RUBBER AND MISCELLANEOUS
                   PLASTICS PRODUCTS                                  2,182,694
                                                                   ------------
SECURITY AND COMMODITY BROKERS--2.10%
                  Bear Stearns Cos, Inc Note
     750,000       5.700%, 11/15/14 ...................      A2         792,382
                  Goldman Sachs Group, Inc Note
     750,000       5.250%, 04/01/13 ...................     Aa3         757,539
     750,000       6.125%, 02/15/33 ...................     Aa3         752,490
                  Lehman Brothers Holdings, Inc Note
   2,000,000       6.250%, 05/15/06 ...................      A2       2,208,739
   2,000,000       4.000%, 01/22/08 ...................      A2       2,041,704
                  Morgan Stanley Note
   1,500,000       6.600%, 04/01/12 ...................     Aa3       1,675,803
   1,500,000       3.625%, 04/01/08 ...................     Aa3       1,493,897
                  Morgan Stanley Tracers Bond
  15,000,000       6.799%, 06/15/12 ...................    Baa1      16,582,950
                                                                   ------------
                  TOTAL SECURITY AND COMMODITY BROKERS               26,305,504
                                                                   ------------
TOBACCO PRODUCTS--0.08%
                  RJ Reynolds Tobacco Holdings,
                   Inc (Guarantee Note)
   1,000,000       6.500%, 06/01/07 ...................    Baa2       1,018,599
                                                                   ------------
                  TOTAL TOBACCO PRODUCTS                              1,018,599
                                                                   ------------
TRANSPORTATION EQUIPMENT--1.33%
                  Boeing Capital Corp (Sr Note)
     750,000       6.100%, 03/01/11 ...................      A3         765,551
                  Daimlerchrysler Na Holding
                   Corp (Guarantee Note)
     500,000       8.500%, 01/18/31 ...................      A3         595,603
   2,000,000       7.300%, 01/15/12 ...................      A3       2,245,180
                  Ford Motor Co Deb
   3,500,000       6.625%, 10/01/28 ...................    Baa1       2,480,266
                  General Motors Note
   2,500,000       7.200%, 01/15/11 ...................      A3       2,485,086
                  Lockheed Martin Corp Bond
   2,000,000       8.500%, 12/01/29 ...................    Baa2       2,615,970
                  Lockheed Martin Corp Note
   1,000,000       8.200%, 12/01/09 ...................    Baa2       1,233,322
                  Northrop Grumman Corp
                   (Guarantee Note)
     750,000       7.750%, 02/15/31 ...................    Baa3         919,307
                  United Technologies Corp Note
   2,000,000       6.350%, 03/01/11 ...................      A2       2,252,685
   1,000,000       4.875%, 11/01/06 ...................      A2       1,067,617
                                                                   ------------
                  TOTAL TRANSPORTATION EQUIPMENT                     16,660,587
                                                                   ------------
                  TOTAL CORPORATE BONDS
                    (Cost $336,985,980)                             346,993,661
                                                                   ------------
GOVERNMENT BONDS--66.12%
AGENCY SECURITIES--10.00%
                  Federal Farm Credit Bank (FFCB)
  $29,000,000    d 2.250%, 09/01/06 ...................     Aaa      28,786,618
                  Federal Home Loan Mortgage
                   Corp (FHLMC)
  41,000,000       1.875%, 01/15/05 ...................     Aaa      41,249,485
   3,300,000       5.750%, 04/15/08 ...................     Aaa       3,713,457
   7,000,000       6.375%, 08/01/11 ...................     Aa2       7,577,430
                  Federal National Mortgage
                   Association (FNMA)
  25,000,000       4.375%, 10/15/06 ...................     Aaa      26,629,900
  11,300,000       5.250%, 01/15/09 ...................     Aaa      12,416,892
   4,400,000       5.250%, 06/15/06 ...................     Aaa       4,799,168
                                                                   ------------
                  TOTAL AGENCY SECURITIES                           125,172,950
                                                                   ------------
FOREIGN GOVERNMENT BONDS--1.00%
                      Canada Government Bond
     500,000       6.750%, 08/28/06 ...................     Aaa         571,533
                  Mexico Government International Bond
   2,000,000       8.125%, 12/30/19 ...................    Baa2       2,123,000
   1,000,000       8.300%, 08/15/31 ...................    Baa2       1,075,000
                  Province of Ontario Canada Note
   1,000,000       5.500%, 10/01/08 ...................     Aa2       1,108,976
   1,000,000       5.125%, 07/17/12 ...................     Aa2       1,072,972
                  Province of Quebec Canada
   2,500,000       7.500%, 09/15/29 ...................      A1       3,160,521
   2,500,000       5.000%, 07/17/09 ...................      A1       2,678,538
                  Republic of Chile
     750,000       5.500%, 01/15/13 ...................    Baa1         754,800
                                                                   ------------
                  TOTAL FOREIGN GOVERNMENT BONDS                     12,545,340
                                                                   ------------
MORTGAGE BACKED SECURITIES--34.85%
                  Federal Home Loan Mortgage Corp Gold (FGLMC)
     158,091       6.500%, 10/01/28 ...........................         165,037
   2,235,628       6.500%, 01/01/29 ...........................       2,333,835
     267,300       6.500%, 03/01/29 ...........................         279,042
     991,131       6.500%, 07/01/29 ...........................       1,034,374
   2,933,306       6.500%, 09/01/31 ...........................       3,060,161
   6,784,320       6.500%, 08/01/32 ...........................       7,077,817
   1,385,918       7.000%, 10/01/20 ...........................       1,472,561
   4,106,729       7.000%, 02/01/28 ...........................       4,333,873
     203,421       7.000%, 12/01/30 ...........................         214,355
     175,655       7.000%, 04/01/31 ...........................         185,097
     904,995       7.000%, 05/01/31 ...........................         953,229
     876,808       7.000%, 07/01/31 ...........................         923,539
   1,324,673       7.000%, 09/01/31 ...........................       1,395,274
   7,131,795       7.000%, 10/01/31 ...........................       7,511,893
   9,433,260       7.000%, 12/01/31 ...........................       9,939,505
  13,376,731       7.000%, 07/01/32 ...........................      14,089,644
     389,749       8.000%, 01/01/31 ...........................         420,353
   2,498,165       8.000%, 09/01/31 ...........................       2,691,496
                  Federal National Mortgage Association (FNMA)
  67,000,000     h 5.000%, 05/25/18 ...........................        68549375
  19,985,331     h 5.500%, 03/01/18 ...........................      20,758,733
  11,000,000     h 5.500%, 04/01/18 ...........................      11,428,175
   8,000,000     h 5.500%, 04/25/18 ...........................       8,297,504
  15,000,000     h 5.500%, 05/15/33 ...........................      15,276,570
     634,744       6.000%, 09/01/13 ...........................         665,937
     225,568       6.000%, 06/01/14 ...........................         236,518
   4,312,145       6.000%, 11/01/17 ...........................       4,512,254
   3,334,683       6.000%, 02/01/18 ...........................       3,489,402
   3,805,984       6.000%, 01/01/19 ...........................       3,975,967
   6,027,234       6.000%, 01/01/32 ...........................       6,256,583
  31,000,000     h 6.000%, 05/25/32 ...........................        32046250
  14,898,308       6.000%, 01/01/33 ...........................      15,465,368


+As provided by Moody's Investors Service (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  203

 Statement of Investments (Unaudited) - INSTITUTIONAL BOND FUND - March 31, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                                            VALUE
   ---------                                                            -----
MORTGAGE BACKED SECURITIES--(CONTINUED)
  $13,000,000    h 6.000%, 04/15/33 ...........................  $   13,463,125
     481,730       6.500%, 12/01/13 ...........................         510,488
     106,135       6.500%, 07/01/14 ...........................         112,434
   5,000,000     h 6.500%, 04/25/16 ...........................       5,290,625
   1,128,528       6.500%, 10/01/16 ...........................       1,194,925
   9,116,259       6.500%, 11/01/16 ...........................       9,652,605
   5,638,079       6.500%, 04/01/17 ...........................       5,968,871
     165,718       6.500%, 04/01/29 ...........................         173,070
      91,948       6.500%, 07/01/29 ...........................          96,027
   3,246,025       6.500%, 06/01/31 ...........................       3,388,549
     572,960       6.500%, 09/01/31 ...........................         598,118
     584,683       6.500%, 10/01/31 ...........................         610,355
   1,836,842       6.500%, 11/01/31 ...........................       1,917,492
  34,696,486       6.500%, 10/01/32 ...........................      36,218,723
  14,034,500       6.500%, 12/01/32 ...........................      14,650,657
  11,501,322       6.500%, 02/01/33 ...........................      12,006,265
  31,000,000     h 6.500%, 03/01/33 ...........................      32,361,065
     169,032       7.000%, 08/01/14 ...........................         180,482
     390,701       7.000%, 12/01/14 ...........................         417,168
      25,541       7.000%, 01/01/15 ...........................          27,272
     334,521       7.000%, 01/01/16 ...........................         357,108
     155,609       7.000%, 03/01/16 ...........................         166,111
     410,130       7.000%, 06/01/16 ...........................         437,745
     282,092       7.000%, 08/01/16 ...........................         301,087
     149,506       7.000%, 09/01/16 ...........................         159,573
     986,641       7.500%, 01/01/16 ...........................       1,058,619
      81,539       7.500%, 05/01/16 ...........................          87,488
      58,331       7.500%, 06/01/16 ...........................          62,577
      41,891       7.500%, 01/01/29 ...........................          44,780
     159,960       7.500%, 07/01/29 ...........................         170,594
     136,560       7.500%, 02/01/31 ...........................         145,562
     304,088       7.500%, 03/01/31 ...........................         324,132
     306,039       7.500%, 05/01/31 ...........................         326,212
      52,999       8.000%, 07/01/24 ...........................          57,879
                 Government National Mortgage Association (GNMA)
  22,000,000     h 5.500%, 04/15/33 ...........................      22,859,052
     837,995       6.500%, 05/15/28 ...........................         882,619
   1,330,461       6.500%, 09/15/28 ...........................       1,401,310
   3,284,899       6.500%, 10/15/28 ...........................       3,459,820
     546,392       6.500%, 11/15/28 ...........................         575,488
     584,621       6.500%, 07/15/31 ...........................         614,733
   7,000,000     h 6.500%, 04/15/32 ...........................       7,347,816
       8,507       7.000%, 03/15/27 ...........................           9,050
       7,865       7.000%, 01/15/28 ...........................           8,363
      19,014       7.000%, 02/15/28 ...........................          20,218
      40,071       7.000%, 06/15/28 ...........................          42,607
      16,929       7.000%, 07/15/28 ...........................          18,000
      15,732       7.000%, 09/15/28 ...........................          16,728
      58,216       7.000%, 07/15/29 ...........................          61,845
     213,628       7.000%, 06/20/31 ...........................         225,709
   1,738,757       7.000%, 07/15/31 ...........................       1,845,230
      79,945       7.500%, 11/15/28 ...........................          85,610
     143,382       7.500%, 07/15/29 ...........................         153,487
   2,500,629       7.500%, 02/15/32 ...........................       2,674,978
      92,594       8.500%, 07/15/30 ...........................         100,642
       6,569       8.500%, 09/15/30 ...........................           7,140
     149,587       8.500%, 10/15/30 ...........................         406,166
   1,260,466       8.500%, 10/20/30 ...........................       1,360,723
     181,045       8.500%, 11/15/30 ...........................         196,781
     123,842       8.500%, 12/15/30 ...........................         134,607
     235,605       8.500%, 01/15/31 ...........................         255,138
      13,067       8.500%, 03/15/31 ...........................          14,151
                                                                 --------------
                  TOTAL MORTGAGE BACKED SECURITIES                  436,355,515
                                                                 --------------
U.S. TREASURY SECURITIES--20.27%
                  U.S. Treasury Bond
  $29,600,000      8.000%, 11/15/21 ...........................      41,250,560
  37,500,000       10.000%, 05/15/10 ..........................      43,940,252
  24,050,000       6.250%, 05/15/30 ...........................      28,698,383
     800,000       5.375%, 02/15/31 ...........................         865,376
  11,830,000       7.250%, 05/15/16 ...........................      15,207,938
                  United States Treasury Note
  10,000,000       2.250%, 07/31/04 ...........................      10,128,520
  24,500,000       3.000%, 02/15/08 ...........................      24,787,116
   7,600,000       3.875%, 02/15/13 ...........................       7,631,768
  16,626,860       3.375%, 01/15/07 ...........................      18,294,734
   8,422,596       4.250%, 01/15/10 ...........................       9,849,173
     775,000       4.625%, 05/15/06 ...........................         835,318
  14,750,000       3.000%, 11/15/07 ...........................      14,952,813
   3,250,000       4.000%, 11/15/12 ...........................       3,296,972
                  United States Treasury Strip
  58,400,000       0.000%, 02/15/15 ...........................      33,955,746
                                                                 --------------
                  TOTAL U.S. TREASURY SECURITIES                    253,694,669
                                                                 --------------
                  TOTAL GOVERNMENT BONDS
                    (COST $804,021,010)                             827,768,474
                                                                 --------------
                  TOTAL BONDS
                    (COST $1,141,006,990)                         1,174,762,135
                                                                 --------------
SHORT TERM INVESTMENTS--24.67%
COMMERCIAL PAPER--6.55%
                      ABN Amro North America Finance, Inc
  $5,000,000         d 1.220%, 06/16/03 .......................       4,987,168
                      BMW U Capital Corp
   5,000,000           1.300%, 04/02/03 .......................       4,999,647
                      Ciesco LP
   4,900,000           1.180%, 05/06/03 .......................       4,893,924
                      Delaware Funding Corp
   5,000,000       c,d 1.250%, 04/22/03 .......................       4,996,211
                      Enterprise Funding Corp
   5,000,000         c 1.250%, 04/08/03 .......................       4,998,578
                      Greyhawk Funding LLC
   5,000,000       c,d 1.250%, 05/27/03 .......................       4,990,342
                      Harley-Davidson Funding Corp
   4,780,000         c 1.250%, 04/09/03 .......................       4,778,470
                      Kitty Hawk Funding Corp
   5,000,000       c,d 1.250%, 04/22/03 .......................       4,996,211
                      Moriarty LLC
   4,885,000       c,d 1.270%, 04/23/03                               4,881,130
                      Park Avenue Receivables Corp
   3,000,000         c 1.260%, 04/09/03 .......................       2,999,040
                      Preferred Receivables Funding Corp
   5,000,000         c 1.290%, 04/01/03 .......................       4,999,819
                      Royal Bank Of Scotland Plc
   5,000,000         d 1.280%, 04/29/03 .......................       4,995,006
                      Sigma Finance, Inc
   5,000,000         c 1.290%, 06/17/03 .......................       4,987,000
                      Societe Generale North America, Inc
   5,000,000           1.270%, 04/04/03 .......................       4,999,294
                      UBS Finance (Delaware), Inc
   5,000,000           1.340%, 04/01/03 .......................       4,999,819
                      Gannett Co, Inc
   5,000,000         c 1.250%, 04/08/03 .......................       4,998,578
                      Wal-Mart Stores, Inc
   4,515,000       c,d 1.240%, 04/17/03 .......................       4,512,356
                                                                 --------------
                  TOTAL COMMERCIAL PAPER                             82,012,593
                                                                 --------------


                       SEE NOTES TO FINANCIAL STATEMENTS

204  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments (Unaudited) - INSTITUTIONAL BOND FUND - March 31, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                                            VALUE
   ---------                                                            -----
U.S. GOVERNMENT AND AGENCIES--18.12%
                   Federal Home Loan Mortgage Corp (FHLMC)
  $10,000,000      d 1.220%, 04/21/03 .........................  $    9,993,117
  15,390,000         1.230%, 04/04/03 .........................      15,387,931
  30,000,000         1.115%, 06/12/03 .........................      29,929,433
  28,245,000       d 1.160%, 04/23/03 .........................      28,223,706
  20,000,000       d 1.190%, 05/20/03 .........................      19,967,500
                   Federal National Mortgage Association (FNMA)
  15,220,000       d 1.190%, 04/24/03 .........................      15,208,027
  26,500,000       d 1.185%, 05/07/03 .........................      26,468,134
  12,670,000         1.230%, 04/10/03 .........................      12,665,847
  16,125,000         1.225%, 04/11/03 .........................      16,119,186
  18,400,000         1.240%, 04/09/03 .........................      18,394,572
  14,525,000         1.250%, 04/02/03 .........................      14,524,024
  20,000,000       d 1.190%, 04/30/03 .........................      19,980,333
                                                                --------------
                   TOTAL U.S. GOVERNMENT AND AGENCIES               226,861,810
                                                                 --------------
                   TOTAL SHORT TERM INVESTMENTS
                     (COST $308,884,810)                         $  308,874,403
                                                                 --------------
                   TOTAL PORTFOLIO--118.51%
                     (COST $1,449,891,800)                        1,483,636,538
                   OTHER ASSETS & LIABILITIES, NET--(18.51%)       (231,751,101)
                                                                 --------------
                   NET ASSETS--100.00%                           $1,251,885,437
                                                                 --------------

----------
c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open future contracts.

g Securitiy is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At March 31,2003, the value of this security amounted to $768,824 or 0.06% of net assets.

h  These securities were purchased on a delayed delivery basis.


Statement of Investments
    (Unaudited) - INSTITUTIONAL INFLATION-LINKED BOND FUND - March 31, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                                            VALUE
   ---------                                                            -----
BONDS--99.57%
 GOVERNMENT BOND--99.57%
  U.S. TREASURY SECURITIES--99.57%
                  U.S. Treasury Bond
  $11,325,555      3.500%,01/15/11 ............................  $   12,716,470
  18,438,148       3.625%,04/15/28 ............................      21,670,577
  23,421,535       3.000%,07/15/12 ............................      25,485,558
                  U.S. Treasury Inflation Indexed Bond
  18,251,284       3.625%,01/15/08 ............................      20,427,184
  21,621,701       3.875%,04/15/29 ............................      26,581,179
   5,116,576       3.375%,04/15/32 ............................       5,957,614
  18,051,036       3.375%,01/15/07 ............................      19,861,772
  17,945,906       3.875%,01/15/09 ............................      20,447,117
  12,072,387       4.250%,01/15/10 ............................      14,117,148
   6,108,145       3.375%,01/15/12 ............................       6,831,583
                                                                 --------------
                  TOTAL U.S. TREASURY SECURITIES                    174,096,202
                                                                 --------------
                  TOTAL GOVERNMENT BOND
                    (COST $171,421,106)                             174,096,202
                                                                 --------------
                  TOTAL PORTFOLIO--99.57%
                    (COST $171,421,106)                             174,096,202
                  OTHER ASSETS & LIABILITIES,NET--0.43%                 745,689
                                                                 --------------
                  NET ASSETS--100.00%                            $  174,841,891
                                                                 ==============


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  205

Statement of Investments
         (Unaudited) - INSTITUTIONAL MONEY MARKET FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
Short Term Investments:
Certificates Of Deposit .................................  $ 15,000,009    8.53%
Commercial Paper ........................................   147,874,395   84.13
U.S. Government and Agencies ............................    12,132,361    6.90
Variable Rate Notes .....................................       999,652    0.57
                                                           ------------  ------
TOTAL SHORT TERM INVESTMENTS (COST $176,006,417) ........   176,006,417  100.13
                                                           ------------  ------
TOTAL PORTFOLIO (COST $176,006,417) .....................   176,006,417  100.13
OTHER ASSETS & LIABILITIES, NET .........................      (220,789)  (0.13)
                                                           ------------  ------
NET ASSETS ..............................................  $175,785,628  100.00%
                                                           ============  ======

   Principal                                                          Value
   ---------                                                          -----
SHORT TERM INVESTMENTS--100.13%
 CERTIFICATES OF DEPOSIT--8.53%
                  Abbey National Plc
  $2,000,000       1.260%, 05/21/03 ...........................    $  2,000,000
                  Bank Of Montreal
   4,300,000       1.305%, 04/07/03 ...........................       4,300,000
                  Barclays Bank Plc
   1,100,000       1.260%, 05/02/03 ...........................       1,100,009
                  Canadian Imperial Bank Of Commerce
   2,100,000       1.310%, 04/08/03 ...........................       2,100,000
                  Westdeutsche Landesbank NY
   5,500,000       1.290%, 04/15/03 ...........................       5,500,000
                                                                 --------------
                  TOTAL CERTIFICATES OF DEPOSIT                      15,000,009
                                                                 --------------
 COMMERCIAL PAPER--84.13%
                  Abbey National North America LLC
     720,000       1.260%, 05/12/03 ...........................         718,967
   4,305,000       1.260%, 05/13/03 ...........................       4,298,805
                  ABN Amro North America Finance, Inc
   1,905,000       1.290%, 04/08/03 ...........................       1,904,522
                  American Honda Finance Corp
   2,590,000       1.200%, 05/07/03 ...........................       2,586,821
   3,800,000       1.200%, 05/08/03 ...........................       3,795,403
   1,500,000       1.260%, 04/11/03 ...........................       1,499,475
                  Asset Securitization Cooperative Corp
   4,305,000     c 1.220%, 04/25/03 ...........................       4,301,499
                  Bank Of Nova Scotia
     565,000       1.280%, 04/14/03 ...........................         564,737
                  Barclays U.S. Funding Corp
   3,710,000       1.200%, 05/06/03 ...........................       3,705,491
   1,700,000       1.260%, 04/30/03 ...........................       1,698,283
     543,000       1.270%, 05/19/03 ...........................         542,115
     400,000       1.270%, 06/04/03 ...........................         399,097
                  Beta Finance, Inc
   3,000,000     c 1.240%, 09/15/03 ...........................       2,984,476
   1,500,000     c 1.250%, 06/13/03 ...........................       1,496,243
                  Canadian Imperial Holdings, Inc
   2,180,000       1.250%, 04/03/03 ...........................       2,179,849
                  Canadian Wheat Board (The)
   2,000,000       1.250%, 07/15/03 ...........................       1,992,708
   2,720,000       1.250%, 08/27/03 ...........................       2,706,022
   2,000,000       1.260%, 05/14/03 ...........................       1,997,015
                  CC (Usa), Inc
   1,805,000     c 1.230%, 06/18/03 ...........................       1,800,190
     400,000     c 1.400%, 04/16/03 ...........................         399,768
                  Corporate Asset Funding Corp, Inc
   1,805,000     c 1.240%, 05/19/03 ...........................       1,802,016
     600,000     c 1.250%, 06/09/03 ...........................         598,563
   2,605,000     c 1.270%, 04/22/03 ...........................       2,603,131
                  Delaware Funding Corp
   2,000,000     c 1.260%, 04/24/03 ...........................       1,998,390
                  Dorada Finance, Inc
  $4,515,000     c 1.250%, 06/30/03 ...........................       4,500,891
     500,000     c 1.260%, 06/16/03 ...........................         498,686
                  Emerson Electric Co Emerson Electric Co
   2,000,000     c 1.240%, 04/01/03 ...........................       2,000,000
                  Fcar Owner Trust I
   1,005,000       1.260%, 07/07/03 ...........................       1,001,588
   1,070,000       1.280%, 06/09/03 ...........................       1,067,375
                  Fortune Brands, Inc
   1,100,000     c 1.250%, 04/21/03 ...........................       1,099,236
                  General Electric Capital Corp
   1,800,000     1.250%, 06/11/03 .............................       1,795,563
     205,000     1.260%, 04/02/03 .............................         204,993
                  Govco, Inc
   5,510,000     c 1.280%, 04/10/03 ...........................       5,508,223
                  Greyhawk Funding LLC
     800,000     c 1.240%, 05/09/03 ...........................         798,953
   3,000,000     c 1.240%, 05/15/03 ...........................       2,995,453
   1,400,000     c 1.250%, 05/16/03 ...........................       1,397,813
   2,000,000     c 1.250%, 05/27/03 ...........................       1,996,111
     500,000     c 1.270%, 04/22/03 ...........................         499,627
                  Harley-Davidson Funding Corp
   3,000,000     c 1.260%, 05/20/03 ...........................       2,994,855
                  Home Depot Funding Corp
   3,000,000     c 1.370%, 05/20/03 ...........................       2,994,406
   2,250,000     c 1.500%, 05/06/03 ...........................       2,246,743
                  J.P. Morgan Chase & Co
   3,300,000       1.250%, 05/05/03 ...........................       3,296,104
                  Kitty Hawk Funding Corp
   2,300,000     c 1.270%, 04/03/03 ...........................       2,299,838
                  Links Finance LLC
   1,500,000     c 1.260%, 06/03/03 ...........................       1,496,693
   5,000,000     c 1.275%, 04/28/03 ...........................       4,995,384
                  Mcgraw-Hill Cos, Inc
     900,000       1.320%, 06/27/03 ...........................         897,129
                  Merck & Co, Inc
     500,000       1.200%, 06/20/03 ...........................         498,611
                  Moriarty LLC
   1,000,000     c 1.270%, 04/23/03 ...........................         999,239
   2,610,000     c 1.300%, 05/01/03 ...........................       2,607,173
                  Paccar Financial Corp
   3,000,000       1.210%, 06/19/03 ...........................       2,992,122
   3,510,000       1.250%, 05/09/03 ...........................       3,505,369
   1,415,000       1.385%, 08/01/03 ...........................       1,408,359
                  Park Avenue Receivables Corp
   2,000,000     c 1.180%, 05/12/03 ...........................       1,997,312
   3,000,000     c 1.260%, 04/02/03 ...........................       2,999,895
   1,518,000     c 1.280%, 04/14/03 ...........................       1,517,298
                  Preferred Receivables Funding Corp
     900,000     c 1.260%, 04/24/03 ...........................         899,276
                  Receivables Capital Corp
   3,000,000     c 1.250%, 04/11/03 ...........................       2,998,987
   1,705,000     c 1.250%, 05/22/03 ...........................       1,701,981
                  Royal Bank Of Scotland Plc
   4,160,000       1.240%, 05/28/03 ...........................       4,151,701
     900,000       1.250%, 04/02/03 ...........................         899,968
     500,000       1.250%, 04/30/03 ...........................         499,497
                  SBC International,Inc
     505,000     c 1.250%, 04/11/03 ...........................         504,825
                  Sigma Finance, Inc
     300,000     c 1.220%, 06/03/03 ...........................         299,291
   5,000,000     c 1.250%, 06/19/03 ...........................       4,986,444
     730,000     c 1.280%, 04/30/03 ...........................         729,236
   1,403,000     c 1.290%, 06/17/03 ...........................       1,399,129
     250,000     c 1.350%, 05/16/03 ...........................         249,578


                       SEE NOTES TO FINANCIAL STATEMENTS

206  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
         (Unaudited) - INSTITUTIONAL MONEY MARKET FUND - March 31, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                                          VALUE
   ---------                                                          -----
 COMMERCIAL PAPER--(CONTINUED)
                  Societe Generale North America, Inc
  $2,305,000       1.280%, 04/10/03 ...........................  $    2,304,260
                  UBS Finance (Delaware), Inc
   2,300,000       1.200%, 04/08/03 ...........................       2,299,437
   1,000,000       1.260%, 04/15/03 ...........................         999,506
   1,665,000       1.320%, 04/04/03 ...........................       1,664,820
   1,900,000       1.340%, 04/01/03 ...........................       1,900,000
                  Variable Funding Capital Corp
   5,705,000     c 1.250%, 04/17/03 ...........................       5,701,831
                                                                 --------------
                  TOTAL COMMERCIAL PAPER                            147,874,395
                                                                 --------------
U.S. GOVERNMENT AND AGENCIES--6.90%
                  Federal Home Loan Mortgage Corp (FHLMC)
     300,000       1.150%, 06/30/03 ...........................         299,055
     100,000       1.300%, 07/17/03 ...........................          99,578
   1,115,000       1.350%, 08/14/03 ...........................       1,107,595
   5,000,000       1.750%, 10/15/03 ...........................       4,952,118
   1,405,000       1.190%, 11/14/03 ...........................       1,394,457
     815,000       1.230%, 12/31/03 ...........................         807,370
     131,000       1.240%, 01/09/04 ...........................         129,717
                  Federal National Mortgage Association (FNMA)
   1,265,000       1.250%, 04/02/03 ...........................       1,264,956
     500,000       1.180%, 05/14/03 ...........................         499,206
   1,583,000       1.255%, 06/25/03 ...........................       1,578,309
                                                                 --------------
                  TOTAL U.S. GOVERNMENT AND AGENCIES                 12,132,361
                                                                 --------------
VARIABLE RATE NOTES--0.57%
                  Links Finance LLC
   1,000,000       1.260%, 07/15/03 ...........................         999,652
                                                                 --------------
                  TOTAL VARIABLE RATE NOTE                              999,652
                                                                 --------------
                  TOTAL SHORT TERM INVESTMENTS
                    (COST $176,006,417)                             176,006,417
                                                                 --------------
                  TOTAL PORTFOLIO--100.13%
                    (COST $176,006,417)                             176,006,417
                  OTHER ASSETS & LIABILITIES, NET--(0.13%)             (220,789)
                                                                 --------------
                  NET ASSETS--100.00%                            $  175,785,628
                                                                 --------------

----------
c Commercial paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.


                        SEE NOTES TO FINANCIAL STATEMENTS

               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  207

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
March 31, 2003

                                                                         GROWTH         GROWTH &      INTERNATIONAL     LARGE-CAP
                                                                         EQUITY          INCOME          EQUITY           VALUE
                                                                          FUND            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Portfolio investments, at cost                                     $112,874,168    $470,095,205    $312,105,363     $27,607,949
  Net unrealized appreciation (depreciation) of portfolio investments (26,255,359)    (43,403,152)    (55,460,077)       (187,989)
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                                      86,618,809     426,692,053     256,645,286      27,419,960
  Cash                                                                    172,844         549,808         753,639         460,886
  Receivable from securities transactions                                 228,810       1,963,161       9,767,240         261,319
  Receivable from Fund shares sold                                             --         353,207         258,734           5,339
  Dividends and interest receivable                                        78,833         464,380       1,078,548          50,492
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                       87,099,296     430,022,609     268,503,447      28,197,996
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
  Accrued expenses                                                        139,666         189,023         118,584           8,041
  Due to custodian                                                             --              --              --              --
  Payable for securities transactions                                     342,183              --       9,672,938         699,191
  Income distribution payable                                                  --       1,700,160              --              --
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                     481,849       1,889,183       9,791,522         707,232
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                           $ 86,617,447    $428,133,426    $258,711,925     $27,490,764
=================================================================================================================================

NET ASSETS CONSIST OF:

  Paid-in-capital                                                     263,527,735     579,207,247     349,095,418      29,024,698
  Accumulated undistributed
    net investment income                                                 261,800          72,749       1,485,300         145,120
  Accumulated undistributed net realized gain (loss)
    on total investments                                             (150,916,729)   (107,770,160)    (36,352,963)     (1,491,065)
  Accumulated net unrealized appreciation (depreciation)
    on total investments                                              (26,255,359)    (43,376,410)    (55,515,830)       (187,989)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                           $ 86,617,447    $428,133,426    $258,711,925     $27,490,764
=================================================================================================================================

RETIREMENT CLASS:

  Net Assets                                                                   --       $ 704,918       $ 450,147       $ 659,424
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)                             --         111,881          66,621          69,958
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                    --           $6.30           $6.76           $9.43
=================================================================================================================================

INSTITUTIONAL CLASS:

  Net Assets                                                          $86,617,447    $427,428,508    $258,261,778     $ 5,698,986
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)                     17,206,251      67,955,148      38,825,458         604,019
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                 $5.03           $6.29           $6.65           $9.44
=================================================================================================================================

RETAIL CLASS:

  Net Assets                                                                   --              --              --     $21,132,354
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)                             --              --              --       2,249,209
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                    --              --              --           $9.40
=================================================================================================================================



208  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                            STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                     (Unaudited)

    MID-CAP         MID-CAP        SMALL-CAP       LARGE-CAP       LARGE-CAP        EQUITY          S&P 500         MID-CAP
    GROWTH           VALUE          EQUITY       GROWTH INDEX     VALUE INDEX        INDEX           INDEX       GROWTH INDEX
     FUND            FUND            FUND            FUND            FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------
 $17,883,647     $14,034,054     $27,255,526     $66,322,897    $101,468,426  $1,289,075,459      $62,762,925     $24,162,477
     423,134        (150,931)        278,883      (1,482,991)     (4,006,285)   (161,421,814)      (2,059,767)        399,710
------------------------------------------------------------------------------------------------------------------------------
  18,306,781      13,883,123      27,534,409      64,839,906      97,462,141   1,127,653,645       60,703,158      24,562,187
     456,670              --         485,977         198,546         379,392         336,141           93,900         110,291
     125,570         934,062       2,898,577              --          33,500          25,141          105,553              --
     528,251          10,143          84,797          26,000          26,000         120,000           19,259          10,000
       7,405          23,293          61,647          88,178         163,105       1,493,822           98,757          14,046
------------------------------------------------------------------------------------------------------------------------------
  19,424,677      14,850,621      31,065,407      65,152,630      98,064,138   1,129,628,749       61,020,627      24,696,524
------------------------------------------------------------------------------------------------------------------------------

       5,289           4,612           5,513           3,329           4,992          88,925            3,206           1,275
          --         736,535              --              --              --              --               --              --
     552,289         168,169       3,381,192              --           7,828       5,538,422           44,602              --
          --              --              --              --              --              --               --              --
------------------------------------------------------------------------------------------------------------------------------
     557,578         909,316       3,386,705           3,329          12,820       5,627,347           47,808           1,375
------------------------------------------------------------------------------------------------------------------------------
 $18,867,099     $13,941,305     $27,678,702     $65,149,301    $ 98,051,318  $1,124,001,402      $60,972,819     $24,695,249
==============================================================================================================================


  18,610,589      14,716,451      29,216,236      66,440,382     101,535,153   1,284,354,014       62,968,478      24,250,211

       2,341          64,699          86,153         182,309         511,962       4,858,837          255,015          23,523

    (168,965)       (688,991)     (1,902,570)          9,601          10,488      (3,789,635)        (190,907)         21,805

     423,134        (150,854)        278,883      (1,482,991)     (4,006,285)   (161,421,814)      (2,059,767)        399,710
------------------------------------------------------------------------------------------------------------------------------
 $18,867,099     $13,941,305     $27,678,702     $65,149,301    $ 98,051,318  $1,124,001,402      $60,972,819     $24,695,249
==============================================================================================================================


 $ 2,466,103       $ 662,886       $ 814,677        $ 98,361        $ 96,347              --       $1,023,063        $102,106

     240,514          70,485          86,621          10,036          10,100              --          105,173          10,028
------------------------------------------------------------------------------------------------------------------------------
      $10.25           $9.40           $9.41           $9.80           $9.54              --            $9.73          $10.18
==============================================================================================================================


 $   760,853     $ 1,419,895      $5,768,770     $65,050,940    $ 97,954,971  $1,124,001,402      $59,949,756     $24,593,143

      74,101         150,355         611,521       6,633,472      10,261,233     167,221,433        6,153,533       2,414,243
------------------------------------------------------------------------------------------------------------------------------
      $10.27           $9.44           $9.43           $9.81           $9.55           $6.72            $9.74          $10.19
==============================================================================================================================


 $15,640,143     $11,858,524     $21,095,255              --              --              --               --              --

   1,525,793       1,259,362       2,241,846              --              --              --               --              --
------------------------------------------------------------------------------------------------------------------------------
      $10.25           $9.42           $9.41              --              --              --               --              --
==============================================================================================================================

See notes to financial statements


             2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds    209

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
-------------------------------------------------------------------------------
March 31, 2003

                                                                                         MID-CAP         MID-CAP        SMALL-CAP
                                                                                       VALUE INDEX     BLEND INDEX    GROWTH INDEX
                                                                                          FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS

  Portfolio investments, at cost                                                      $24,952,591     $31,605,961     $49,482,332
  Net unrealized appreciation (depreciation) of portfolio investments                  (1,414,826)       (593,615)     (2,064,488)
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                                                      23,537,765      31,012,346      47,417,844
  Cash                                                                                     66,106         272,009         177,745
  Receivable from securities transactions                                                     143          20,618          31,198
  Receivable from Fund shares sold                                                         20,000          65,200           5,000
  Due from investment advisor                                                                  --              --              --
  Dividends and interest receivable                                                        48,595          43,805          53,162
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                       23,672,609      31,413,978      47,684,949
===================================================================================================================================

LIABILITIES

  Accrued expenses                                                                          1,226           1,570           2,434
  Due to custodian                                                                             --              --              --
  Payable for securities transactions                                                          --         320,458              --
  Income distribution payable                                                                  --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                                       1,226         322,028           2,434
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $23,671,383     $31,091,950     $47,682,515
===================================================================================================================================

NET ASSETS CONSIST OF:

  Paid-in-capital                                                                      24,951,473      31,611,175      49,634,769
  Accumulated undistributed (distributions in excess of)
    net investment income                                                                 142,641         114,983         101,768
  Accumulated undistributed net realized gain (loss) on total investments                  (7,905)        (40,593)         10,466
  Accumulated net unrealized appreciation (depreciation) on total investments          (1,414,826)       (593,615)     (2,064,488)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $23,671,383     $31,091,950     $47,682,515
===================================================================================================================================

RETIREMENT CLASS:

  Net Assets                                                                          $    95,644     $    99,103     $    96,444
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)                                         10,095          10,086          10,047
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                                 $9.47           $9.83           $9.60
===================================================================================================================================

INSTITUTIONAL CLASS:

  Net Assets                                                                          $23,575,739     $30,992,847     $47,586,071
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)                                      2,486,179       3,151,478       4,954,441
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                                 $9.48           $9.83           $9.60
===================================================================================================================================

RETAIL CLASS:

  Net Assets                                                                                   --              --              --
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)                                             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                                    --              --              --
===================================================================================================================================


210 TIAA-CREF Institutional Mutual Funds 2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                            STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                                                                     (Unaudited)

  SMALL-CAP       SMALL-CAP     INTERNATIONAL    REAL ESTATE    SOCIAL CHOICE                    INFLATION-         MONEY
 VALUE INDEX     BLEND INDEX    EQUITY INDEX     SECURITIES        EQUITY           BOND         LINKED BOND       MARKET
    FUND            FUND            FUND            FUND            FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
$46,534,286     $75,035,615     $54,491,554     $78,849,590     $60,726,995  $1,449,891,800     $171,421,106    $176,006,417
 (3,872,528)     (2,680,630)     (5,883,431)      1,128,788     (12,290,280)     33,744,738        2,675,096              --
-----------------------------------------------------------------------------------------------------------------------------
 42,661,758      72,354,985      48,608,123      79,978,378      48,436,715   1,483,636,538      174,096,202     176,006,417
     53,145         592,322         235,718              --         209,583              --          627,638          60,964
      3,500              --          33,714       1,143,496             496     182,680,500               --       1,200,000
      5,000              --              --         142,641              --         421,500           10,000              --
         --              --              --              --          31,747              --               --              --
     90,605         109,881         239,173         416,589          55,106      10,687,243        1,563,939          90,072
-----------------------------------------------------------------------------------------------------------------------------
 42,814,008      73,057,188      49,116,728      81,681,104      48,733,647   1,677,425,781      176,297,779     177,357,453
=============================================================================================================================


      2,193           3,674           2,543          14,481           3,819       1,118,993           22,845         140,952
         --              --              --       1,173,101              --       8,430,224               --              --
      3,502         302,803         103,196       4,910,145           1,244     411,218,114          496,619       1,248,868
         --              --              --         446,557           3,571       4,773,013          936,424         182,005
-----------------------------------------------------------------------------------------------------------------------------
      5,695         306,477         105,739       6,544,284           8,634     425,540,344        1,455,888       1,571,825
-----------------------------------------------------------------------------------------------------------------------------
$42,808,313     $72,750,711     $49,010,989     $75,136,820     $48,725,013  $1,251,885,437     $174,841,891    $175,785,628
=============================================================================================================================



 46,462,680      75,502,085      54,492,254      73,418,506      63,412,260   1,195,342,494      172,183,270     175,787,549

    232,649         233,875         323,319         357,439         198,197         (86,427)          18,684              (1)
    (14,488)       (304,619)         78,566         232,087      (2,595,164)     22,884,632          (35,159)         (1,920)
 (3,872,528)     (2,680,630)     (5,883,150)      1,128,788     (12,290,280)     33,744,738        2,675,096              --
-----------------------------------------------------------------------------------------------------------------------------
$42,808,313     $72,750,711     $49,010,989     $75,136,820     $48,725,013  $1,251,885,437     $174,841,891    $175,785,628
=============================================================================================================================



$    92,719     $    94,397     $    90,191     $   653,082     $   438,833              --               --              --

     10,098          10,063          10,066          64,993          65,332              --               --              --
-----------------------------------------------------------------------------------------------------------------------------
      $9.18           $9.38           $8.96          $10.05           $6.72              --               --              --
=============================================================================================================================



$42,715,594     $72,656,314     $48,920,798     $47,279,086     $48,286,180  $1,251,885,437     $138,640,825    $175,785,628

  4,648,264       7,740,270       5,454,282       4,700,870       7,263,103     116,422,218       13,425,211     175,787,549
-----------------------------------------------------------------------------------------------------------------------------
      $9.19           $9.39           $8.97          $10.06           $6.65          $10.75           $10.33           $1.00
=============================================================================================================================


         --              --              --     $27,204,652              --              --     $ 36,201,066              --

         --              --              --       2,725,266              --              --        3,524,369              --
-----------------------------------------------------------------------------------------------------------------------------
         --              --              --           $9.98              --              --           $10.27              --
=============================================================================================================================


           2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds      211

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2003


                                                                         GROWTH         GROWTH &      INTERNATIONAL     LARGE-CAP
                                                                         EQUITY          INCOME          EQUITY           VALUE
                                                                          FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                                           $      2,120    $     32,156     $    31,253     $       869
  Dividends                                                             1,260,989       3,657,307       2,220,457         302,824
  Foreign taxes withheld                                                      (29)           (432)       (268,225)             --
-----------------------------------------------------------------------------------------------------------------------------------
    Total income                                                        1,263,080       3,689,031       1,983,485         303,693
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

  Investment management fees                                              100,168         175,224         106,693           9,463
  Distribution fees--Retirement Class                                          --              36              30              41
  Service Agreement Fees--Retirement Class                                     --             261             217             297
  Service Agreement Fees--Institutional Class                              50,084          87,576          35,540             552
  Service Agreement Fees--Retail Class                                         --              --              --          34,145
  Custody fees                                                             12,520          21,901          82,984           1,183
  Audit fees                                                                7,512          13,140           7,113             710
  Registration fees--Retirement Class                                          --               3               2               3
  Registration fees--Institutional Class                                    3,756           6,568           3,554              41
  Registration fees--Retail Class                                              --              --              --           1,345
  Trustee fees and expenses                                                 1,252           2,190           1,186             118
  Interest                                                                 44,177              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses                                                        219,469         306,899         237,319          47,898
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   1,043,611       3,382,132       1,746,166         255,795
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                                             (61,904,289)    (43,038,900)     (5,150,001)     (1,147,821)
    Foreign currency transactions                                              --         (13,523)       (101,534)             --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments                       (61,904,289)    (43,052,423)     (5,251,535)     (1,147,821)
-----------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                                             114,494,383      48,587,186      (1,664,538)      1,169,037
    Translation of assets (other than portfolio
    investments) and liabilities denominated in
    foreign currencies                                                         --          26,037         (89,612)             --
-----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments                               114,494,383      48,613,223      (1,754,150)      1,169,037
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on total investments         52,590,094       5,560,800      (7,005,685)         21,216
-----------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 53,633,705    $  8,942,932     $(5,259,519)    $   277,011
===================================================================================================================================

                        See notes to financial statements

212 TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   MID-CAP         MID-CAP        SMALL-CAP       LARGE-CAP       LARGE-CAP        EQUITY          S&P 500         MID-CAP
   GROWTH           VALUE          EQUITY       GROWTH INDEX     VALUE INDEX        INDEX           INDEX       GROWTH INDEX
    FUND            FUND            FUND            FUND            FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------
 $      845       $      --     $       277      $    1,195      $    5,953     $    82,261       $       --      $      359
     28,398         150,463         183,841         383,545         933,200       8,144,133          498,263          55,495
         --            (375)            (48)            (17)            (44)           (233)              --             (30)
------------------------------------------------------------------------------------------------------------------------------
     29,243         150,088         184,070         384,723         939,109       8,226,161          498,263          55,824
------------------------------------------------------------------------------------------------------------------------------


      4,974           4,947           9,434          13,092          14,073         173,009           10,665           4,880
         50              40              46              19              19              --               60              20
        364             291             333             134             134              --              409             136
         59             137             488           6,535           7,025          86,497            5,302           2,430
     19,615          18,939          19,868              --              --              --               --              --
        622             618           1,180           3,273           3,518          43,249            2,667           1,220
        374             370             707           1,964           2,111          25,949            1,600             732
          4               3               3               2               2              --                5               2
          5              10              37             980           1,054          12,975              795             365
        773             746           1,359              --              --              --               --              --
         62              61             118             328             352           4,325              267             123
         --              --              --              --              --              --               --              --
------------------------------------------------------------------------------------------------------------------------------
     26,902          26,162          33,573          26,327          28,288         346,004           21,770           9,908
------------------------------------------------------------------------------------------------------------------------------
      2,341         123,926         150,497         358,396         910,821       7,880,157          476,493          45,916
------------------------------------------------------------------------------------------------------------------------------



   (165,754)       (633,662)     (1,693,451)          9,601          10,488      (1,268,567)        (190,907)         25,416
         --              (8)             --              --              --              --               --              --
------------------------------------------------------------------------------------------------------------------------------
   (165,754)       (633,670)     (1,693,451)          9,601          10,488      (1,268,567)        (190,907)         25,416
------------------------------------------------------------------------------------------------------------------------------

  1,212,427         772,070       1,563,729       3,204,194         498,996     (18,537,297)       1,038,415       1,971,197


         --              77              --              --              --              --               --              --
------------------------------------------------------------------------------------------------------------------------------

  1,212,427         772,147       1,563,729       3,204,194         498,996     (18,537,297)       1,038,415       1,971,197
------------------------------------------------------------------------------------------------------------------------------
  1,046,673         138,477        (129,722)      3,213,795         509,484     (19,805,864)         847,508       1,996,613
------------------------------------------------------------------------------------------------------------------------------
 $1,049,014       $ 262,403     $    20,775      $3,572,191      $1,420,305    $(11,925,707)      $1,324,001      $2,042,529
==============================================================================================================================


See notes to financial statements

                        See notes to financial statements

           2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds      213

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2003


                                                                                         MID-CAP         MID-CAP        SMALL-CAP
                                                                                       VALUE INDEX     BLEND INDEX    GROWTH INDEX
                                                                                          FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                                                               $    371      $      480      $      364
  Dividends                                                                               307,209         242,302         206,593
  Foreign taxes withheld                                                                      (64)            (46)            (25)
------------------------------------------------------------------------------------------------------------------------------------
    Total income                                                                          307,516         242,736         206,932
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES

  Investment management fees                                                                4,722           5,715           9,663
  Distribution fees--Retirement Class                                                          19              20              19
  Service Agreement Fees--Retirement Class                                                    131             134             133
  Service Agreement Fees--Institutional Class                                               2,351           2,847           4,821
  Service Agreement Fees--Retail Class                                                         --              --              --
  Custody fees                                                                              1,181           1,429           2,416
  Audit fees                                                                                  709             857           1,449
  Registration fees--Retirement Class                                                           1               2               2
  Registration fees--Institutional Class                                                      353             427             723
  Registration fees--Retail Class                                                              --              --              --
  Trustee fees and expenses                                                                   118             143             242
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses                                                                          9,585          11,574          19,468
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     297,931         231,162         187,464
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                                                                  (7,905)        (40,407)         11,292
    Foreign currency transactions                                                              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments                                            (7,905)        (40,407)         11,292
------------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                                                                 286,188       1,093,702       1,321,625
    Translation of assets (other than portfolio
    investments) and liabilities denominated in
    foreign currencies                                                                         --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments                                                   286,188       1,093,702       1,321,625
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on total investments                            278,283       1,053,295       1,332,917
------------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $576,214      $1,284,457      $1,520,381
====================================================================================================================================


214  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


         SMALL-CAP       SMALL-CAP     INTERNATIONAL    REAL ESTATE    SOCIAL CHOICE                    INFLATION-         MONEY
        VALUE INDEX     BLEND INDEX    EQUITY INDEX     SECURITIES        EQUITY           BOND         LINKED BOND       MARKET
           FUND            FUND            FUND            FUND            FUND            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------

         $   5,325       $   3,845     $        --      $   35,322       $   1,820    $ 27,444,027       $1,313,214      $1,361,676
           474,254         395,998         531,162         998,600         389,523          10,726               --              --
               (65)            (67)        (61,132)           (570)             --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
           479,514         399,776         470,030       1,033,352         391,343      27,454,753        1,313,214       1,361,676
------------------------------------------------------------------------------------------------------------------------------------


             8,646           9,905          10,070          16,968           8,522         493,079           33,789          35,174
                18              19              19              37              28              --               --              --
               128             130             134             267             192              --               --              --
             4,313           4,942           7,536           2,985           4,247         246,540            6,937          26,380
                --              --              --          37,288              --              --           25,951              --
             2,162           2,476          17,621           1,885           2,131          61,630            3,755           8,793
             1,297           1,486           1,510           1,131           1,278          36,978            2,253           5,276
                 1               1               1               3               2              --               --              --
               647             741             754             224             637          18,489              694           2,638
                --              --              --           1,469              --              --            1,874              --
               216             247             251             189             213           6,163              375             879
------------------------------------------------------------------------------------------------------------------------------------
            17,428          19,947          37,896          62,446          17,250         862,879           75,628          79,140
------------------------------------------------------------------------------------------------------------------------------------
           462,086         379,829         432,134         970,906         374,093      26,591,874        1,237,586       1,282,536
------------------------------------------------------------------------------------------------------------------------------------


           (13,653)       (303,367)         76,996         284,276        (212,316)     26,376,262          (35,159)            214
                --              --           5,165              --              --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------

           (13,653)       (303,367)         82,161         284,276        (212,316)     26,376,262          (35,159)            214



          (689,527)        297,103      (1,796,371)      1,733,036       1,513,303     (11,539,916)       2,414,529              --
------------------------------------------------------------------------------------------------------------------------------------
                --              --             281              --              --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
          (689,527)        297,103      (1,796,090)      1,733,036       1,513,303     (11,539,916)       2,414,529              --
------------------------------------------------------------------------------------------------------------------------------------
          (703,180)         (6,264)     (1,713,929)      2,017,312       1,300,987      14,836,346        2,379,370             214
------------------------------------------------------------------------------------------------------------------------------------
         $(241,094)      $ 373,565     $(1,281,795)     $2,988,218      $1,675,080    $ 41,428,220       $3,616,956      $1,282,750
====================================================================================================================================



                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 215

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2003

                                                                         GROWTH         GROWTH &      INTERNATIONAL     LARGE-CAP
                                                                         EQUITY          INCOME          EQUITY           VALUE
                                                                          FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase (decrease) in net assets resulting from operations   $  53,633,705    $  8,942,932   $  (5,259,519)   $    277,011
  Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by
    (used in) operating activities:
      Purchases of long-term securities                              (154,044,167)   (461,525,924)   (111,774,845)    (35,236,346)
      Proceeds from sales of long-term securities                     605,765,583     414,546,128      45,148,271      26,518,020
      Purchases of short-term investments--net                          1,064,977       1,560,228       5,513,923           1,223
      Decrease (increase) in receivables                                  411,178          43,079        (179,150)        (31,433)
      Increase (decrease) in payables                                    (171,302)       (135,178)        (54,242)         (6,316)
      Net realized (gain) loss on total investments                    61,904,289      43,052,423       5,251,535       1,147,821
      Unrealized (appreciation) depreciation on total investments    (114,494,383)    (48,613,223)      1,754,150      (1,169,037)
------------------------------------------------------------------------------------------------------------------------------------
  Net cash provided by (used in) operating activities                 454,069,880     (42,129,535)    (59,599,877)     (8,499,057)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

  Proceeds from Fund shares sold                                       40,026,788     108,904,560      68,584,316       8,067,066
  Payments for Fund shares redeemed                                   (41,334,305)    (31,303,850)     (8,875,239)       (447,106)
  Cash distributions paid                                                (838,567)       (761,751)       (673,374)         (6,354)
  Exchanges among the various TIAA-CREF mutual funds--net            (452,490,186)    (34,303,000)     (1,210,000)      1,276,951
  Proceeds from short term borrowings                                 430,000,000              --              --              --
  Repayments of short term borrowings                                (430,000,000)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Net cash provided by (used in) financing activities                (454,636,270)     42,535,959      57,825,703       8,890,557
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash                                              (566,390)        406,424      (1,774,174)        391,500


CASH

  Beginning of period                                                     739,234         143,384       2,527,813          69,386
------------------------------------------------------------------------------------------------------------------------------------
  End of period                                                     $     172,844    $    549,808   $     753,639    $    460,886
====================================================================================================================================


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

  Non-cash financing activities not included above:
    Reinvestment of distributions                                   $   1,639,966    $  2,535,445   %   3,315,220    $    122,251
    Cash paid for interest                                          $      44,177    $         --   $          --    $         --
====================================================================================================================================


216 TIAA-CREF Institutional Mutual Funds 2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                        STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


  MID-CAP         MID-CAP        SMALL-CAP       LARGE-CAP       LARGE-CAP        EQUITY          S&P 500         MID-CAP
  GROWTH           VALUE          EQUITY       GROWTH INDEX     VALUE INDEX        INDEX           INDEX       GROWTH INDEX
   FUND            FUND            FUND            FUND            FUND            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------


 $ 1,049,014    $    262,403    $     20,775     $ 3,572,191    $  1,420,305   $ (11,925,707)    $  1,324,001     $ 2,042,529


  11,506,000)    (14,870,183)    (30,076,964)     (1,699,797)    (41,880,586)   (718,352,624)     (19,337,790)       (401,914)
   3,982,435       9,362,772      21,240,380          43,534         191,678      23,064,968        1,039,206         160,972
          (1)             69         (40,202)             --              --      (7,500,365)              --              --
      (3,168)        (10,718)        (33,373)        (24,337)        (92,160)       (897,496)         (50,017)         15,726
     (99,279)        733,439          (4,287)         (3,825)         (3,510)       (171,922)          (2,660)         (1,410)
     165,754         633,670       1,693,451          (9,601)        (10,488)      1,268,567          190,907         (25,416)
  (1,212,427)       (772,147)     (1,563,729)     (3,204,194)       (498,996)     18,537,297       (1,038,415)     (1,971,197)
------------------------------------------------------------------------------------------------------------------------------
  (7,623,672)     (4,660,695)     (8,763,949)     (1,326,029)    (40,873,757)   (695,977,282)     (17,874,768)       (180,710)
------------------------------------------------------------------------------------------------------------------------------


   6,295,098       5,580,958       9,968,809       1,673,302      32,604,105     304,789,720       19,933,105         207,441
    (637,321)     (2,352,391)     (2,010,146)       (510,737)       (986,460)    (48,461,578)      (2,213,053)        (10,482)
         (15)         (2,767)         (2,927)         (2,170)         (6,519)     (1,695,986)         (50,729)           (153)
   2,422,580       1,410,155       1,080,864              --       9,413,000     441,681,186               --              --
          --              --              --              --              --              --               --              --
          --              --              --              --              --              --               --              --
------------------------------------------------------------------------------------------------------------------------------
   8,080,342       4,635,955       9,036,600       1,160,395      41,024,126     696,313,342       17,669,323         196,806
------------------------------------------------------------------------------------------------------------------------------
     456,670         (24,740)        272,651        (165,634)        150,369         336,060         (205,445)         16,096



          --          24,740         213,326         364,180         229,023              81          299,345          94,195
------------------------------------------------------------------------------------------------------------------------------
 $   456,670    $         --    $    485,977     $   198,546    $    379,392   $     336,141     $     93,900     $   110,291
==============================================================================================================================


 $     1,784    $     67,389    $     91,715     $  $251,670    $    478,361   $   8,062,610     $    229,020     $    43,105
 $        --    $         --    $         --     $        --    $         --   $          --     $         --     $        --
==============================================================================================================================



               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  217

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
-------------------------------------------------------------------------------
For the Six Months Ended March 31, 2003(Unaudited)


                                                                                         MID-CAP         MID-CAP        SMALL-CAP
                                                                                       VALUE INDEX     BLEND INDEX    GROWTH INDEX
                                                                                          FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase (decrease) in net assets resulting from operations                     $   576,214     $ 1,284,457     $ 1,520,381
  Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by
    (used in) operating activities:
      Purchases of long-term securities                                                (1,375,197)     (4,724,321)     (1,902,347)
      Proceeds from sales of long-term securities                                         333,470         404,907       1,001,759
      Purchases of short-term investments--net                                                 --        (137,090)             --
      Decrease (increase) in receivables                                                  (29,051)        (28,671)        (18,066)
      Increase (decrease) in payables                                                      (1,409)         (1,589)         (2,838)
      Net realized (gain) loss on total investments                                         7,905          40,407         (11,292)
      Unrealized (appreciation) depreciation on total investments                        (286,188)     (1,093,702)     (1,321,625)
------------------------------------------------------------------------------------------------------------------------------------
  Net cash provided by (used in) operating activities                                    (774,256)     (4,255,602)       (734,028)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

  Proceeds from Fund shares sold                                                          786,057       4,679,917         494,142
  Payments for Fund shares redeemed                                                       (39,449)       (273,297)         (1,186)
  Cash distributions paid                                                                  (3,438)         (7,055)           (795)
  Exchanges among the various TIAA-CREF mutual funds--net                                      --              --              --
  Proceeds from the financing of dollar roll transactions--net                                 --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Net cash provided by (used in) financing activities                                     743,170       4,399,565         492,161
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash                                                               (31,086)        143,963        (241,867)


CASH

  Beginning of period                                                                      97,192         128,046         419,612
------------------------------------------------------------------------------------------------------------------------------------
  End of period                                                                       $    66,106     $   272,009     $   177,745
====================================================================================================================================


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

  Non-cash financing activities not included above:
    Reinvestment of distributions                                                     $   184,718     $   139,208     $   136,666
====================================================================================================================================


218  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                        STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


        SMALL-CAP       SMALL-CAP     INTERNATIONAL    REAL ESTATE    SOCIAL CHOICE                    INFLATION-         MONEY
       VALUE INDEX     BLEND INDEX    EQUITY INDEX     SECURITIES        EQUITY           BOND         LINKED BOND       MARKET
          FUND            FUND            FUND            FUND            FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
      $  (241,094)   $    373,565     $(1,281,795)   $  2,988,218    $  1,675,080  $   41,428,220    $   3,616,956    $  1,282,750


       (4,434,233)    (40,313,736)     (6,797,800)    (78,927,353)    (12,516,711) (1,308,617,362)    (153,326,296)             --
        1,444,698       6,949,132       2,463,770      35,928,328       1,261,967   1,227,867,658        3,821,277              --
               --              --            (486)    (11,828,076)             --     (73,833,579)         386,123      12,693,770
          (14,682)        (57,842)       (176,397)       (319,689)        (17,428)      2,030,095       (1,355,091)         (7,219)
           (2,548)         (2,434)         (5,387)      1,177,847         (17,790)      8,804,688           17,962         (74,300)
           13,653         303,367         (82,161)       (284,276)        212,316     (26,376,262)          35,159            (214)
          689,527        (297,103)      1,796,090      (1,733,036)     (1,513,303)     11,539,916       (2,414,529)             --
------------------------------------------------------------------------------------------------------------------------------------
       (2,544,679)    (33,045,051)     (4,084,166)    (52,998,037)    (10,915,869)   (117,156,626)    (149,218,439)     13,894,787
------------------------------------------------------------------------------------------------------------------------------------


        2,316,509      26,833,949       4,521,129      34,042,836      12,094,436     201,836,494       41,885,430      16,989,882
         (170,545)       (438,049)       (245,383)     (1,028,934)     (1,108,401)    (66,801,977)      (3,030,225)    (28,815,959)
          (13,866)        (11,513)        (18,474)        (28,460)       (116,446)     (7,435,229)         (28,816)       (177,401)
               --       6,903,000              --      19,983,505              --     (87,799,000)     111,016,456      (1,973,000)
               --              --              --              --              --      63,972,327               --              --
------------------------------------------------------------------------------------------------------------------------------------
        2,132,098      33,287,387       4,257,272      52,968,947      10,869,589     103,772,615      149,842,845     (13,976,478)
------------------------------------------------------------------------------------------------------------------------------------
         (412,581)        242,336         173,106         (29,090)        (46,280)    (13,384,011)         624,406         (81,691)


          465,726         349,986          62,612          29,090         255,863      13,384,011            3,232         142,655
------------------------------------------------------------------------------------------------------------------------------------
      $    53,145    $    592,322     $   235,718    $         --    $    209,583  $           --    $     627,638    $     60,964
====================================================================================================================================


      $   311,569    $    203,038     $   216,361    $    278,261    $    438,019  $   28,816,841    $     301,434    $  1,191,103
====================================================================================================================================


                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 219

See notes to financial statements

TIAA-CREF Institutional Mutual Funds
--------------------------------------------------------------------------------

                                                                           GROWTH EQUITY FUND             GROWTH & INCOME FUND
                                                                    ------------------------------  --------------------------------
                                                                         FOR THE         FOR THE         FOR THE         FOR THE
                                                                    SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                                                        MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,
                                                                          2003            2002            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)                     (UNAUDITED)

CHANGES IN NET ASSETS

OPERATIONS

  Net investment income                                             $   1,043,611   $   1,925,571    $  3,382,132   $   4,034,717
  Net realized gain (loss) on total investments                       (61,904,289)    (56,340,121)    (43,052,423)    (46,455,636)
  Net change in unrealized appreciation (depreciation)
    on total investments                                              114,494,383     (86,363,128)     48,613,223     (68,136,446)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations                              53,633,705    (140,777,678)      8,942,932    (110,557,365)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:
    Retirement Class                                                           --              --            (890)             --
    Institutional Class                                                (2,478,533)       (721,601)     (3,458,418)     (4,013,504)
    Retail Class                                                               --              --              --              --
  From realized gains:
    Retirement Class                                                           --              --              --              --
    Institutional Class                                                        --            (161)             --              --
    Retail Class                                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                  (2,478,533)       (721,762)     (3,459,308)     (4,013,504)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (Note 5)

  Retirement Class                                                             --              --         702,386              --
  Institutional Class                                                (452,157,737)    479,138,793      45,417,976     321,220,558
  Retail Class                                                                 --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total shareholder transactions                                     (452,157,737)    479,138,793      46,120,362     321,220,558
------------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                            (401,002,565)    337,639,353      51,603,986     206,649,689


NET ASSETS

  Beginning of period                                                 487,620,012     149,980,659     376,529,440     169,879,751
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                     $  86,617,447   $ 487,620,012    $428,133,426   $ 376,529,440
====================================================================================================================================


220     TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


    INTERNATIONAL EQUITY FUND         LARGE-CAP VALUE FUND             MID-CAP GROWTH FUND                 MID-CAP VALUE FUND
------------------------------ --------------------------------- -------------------------------- ---------------------------------
     FOR THE        FOR THE         FOR THE     (COMMENCEMENT OF     FOR THE     (COMMENCEMENT OF      FOR THE      (COMMENCEMENT OF
SIX MONTHS ENDED  YEAR ENDED   SIX MONTHS ENDED  OPERATIONS) TO  SIX MONTHS ENDED  OPERATIONS) TO  SIX MONTHS ENDED   OPERATIONS) TO
    MARCH 31,    SEPTEMBER 30,     MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,      MARCH 31,       SEPTEMBER 30,
      2003           2002            2003             2002             2003             2002             2003              2002
------------------------------------------------------------------------------------------------------------------------------------
   (UNAUDITED)                    (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)


  $ 1,746,166    $  3,422,036     $   255,795     $    17,927      $    2,341      $    1,611       $   123,926       $    10,926
   (5,251,535)    (11,557,759)     (1,147,821)       (343,244)       (165,754)         (3,026)         (633,670)          (55,321)

   (1,754,150)    (28,927,905)      1,169,037      (1,357,026)      1,212,427        (789,293)          772,147          (923,001)
------------------------------------------------------------------------------------------------------------------------------------
   (5,259,519)    (37,063,628)        277,011      (1,682,343)      1,049,014        (790,708)          262,403          (967,396)
------------------------------------------------------------------------------------------------------------------------------------



          (45)             --            (580)             --             (16)             --              (608)               --
   (3,988,549)     (1,497,783)         (9,574)             --              --              --            (2,883)               --
           --              --        (118,451)             --          (1,598)             --           (66,665)               --

           --              --              --              --              (2)             --                --                --
           --              --              --              --              (3)             --                --                --
           --              --              --              --            (180)             --                --                --
------------------------------------------------------------------------------------------------------------------------------------
   (3,988,594)     (1,497,783)       (128,605)             --          (1,799)             --           (70,156)               --
------------------------------------------------------------------------------------------------------------------------------------


      451,924              --         573,314         100,075       2,359,956         100,075           569,187           100,075
   61,609,107     124,024,727       5,806,940         100,075         633,503         100,075         1,342,126           100,075
           --              --       2,644,247      19,800,050       5,616,933       9,800,050         2,804,941         9,800,050
------------------------------------------------------------------------------------------------------------------------------------
   62,061,031     124,024,727       9,024,501      20,000,200       8,610,392      10,000,200         4,716,254        10,000,200
------------------------------------------------------------------------------------------------------------------------------------
   52,812,918      85,463,316       9,172,907      18,317,857       9,657,607       9,209,492         4,908,501         9,032,804



  205,899,007     120,435,691      18,317,857              --       9,209,492              --         9,032,804                --
------------------------------------------------------------------------------------------------------------------------------------
 $258,711,925    $205,899,007     $27,490,764     $18,317,857     $18,867,099     $ 9,209,492       $13,941,305       $ 9,032,804
====================================================================================================================================



                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 221

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                          SMALL-CAP EQUITY FUND        LARGE-CAP GROWTH INDEX FUND
                                                                  ---------------------------------- -------------------------------
                                                                                     FOR THE PERIOD                  FOR THE PERIOD
                                                                                    SEPTEMBER 4, 2002              SEPTEMBER 4, 2000
                                                                        FOR THE     (COMMENCEMENT OF    FOR THE    (COMMENCEMENT OF)
                                                                   SIX MONTHS ENDED  OPERATIONS) TO SIX MONTHS ENDED OPERATIONS) TO
                                                                        MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,
                                                                          2003            2002            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                      (UNAUDITED)                     (UNAUDITED)

CHANGES IN NET ASSETS

OPERATIONS

  Net investment income                                               $   150,497     $    30,295     $   358,396     $    77,750
  Net realized gain (loss) on total investments                        (1,693,451)       (209,119)          9,601              --
  Net change in unrealized appreciation (depreciation)
    on total investments                                                1,563,729      (1,284,846)      3,204,194      (4,687,185)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations                                  20,775      (1,463,670)      3,572,191      (4,609,435)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:
    Retirement Class                                                         (370)             --            (276)             --
    Institutional Class                                                    (4,819)             --        (253,564)             --
    Retail Class                                                          (89,453)             --              --              --
  From realized gains:
    Retirement Class                                                           --              --              --              --
    Institutional Class                                                        --              --              --              --
    Retail Class                                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                     (94,642)             --        (253,840)             --
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (Note 5)

  Retirement Class                                                        715,521         100,075             280         100,075
  Institutional Class                                                   5,868,810         100,075       1,439,955      64,900,075
  Retail Class                                                          2,631,708      19,800,050              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total shareholder transactions                                        9,216,039      20,000,200       1,440,235      65,000,150
------------------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                                          9,142,172      18,536,530       4,758,586      60,390,715


NET ASSETS

  Beginning of period                                                  18,536,530              --      60,390,715              --
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                       $27,678,702     $18,536,530     $65,149,301     $60,390,715
====================================================================================================================================


222   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

  LARGE-CAP VALUE INDEX FUND            EQUITY INDEX FUND               S&P 500 INDEX FUND              MID-CAP GROWTH INDEX FUND
--------------------------------- ------------------------------- --------------------------------- --------------------------------
                 FOR THE PERIOD                                                    FOR THE PERIOD                   FOR THE PERIOD
                SEPTEMBER 4, 2002                                                 SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
   FOR THE      (COMMENCEMENT OF     FOR THE          FOR THE          FOR THE     (COMMENCEMENT OF    FOR THE     (COMMENCEMENT OF
SIX MONTHS ENDED OPERATIONS) TO  SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED  OPERATIONS) TO  SIX MONTHS ENDED OPERATIONS) TO
   MARCH 31,      SEPTEMBER 30,      MARCH 31,     SEPTEMBER 30,      MARCH 31,     SEPTEMBER 30,      MARCH 31,     SEPTEMBER 30,
     2003             2002             2003            2002             2003            2002             2003            2002
------------------------------------------------------------------------------------------------------------------------------------
 (UNAUDITED)                       (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)



 $   910,821     $    86,018     $    7,880,157    $   4,189,601   $   476,493      $     58,268      $    45,916     $     17,251
      10,488              --         (1,268,567)       1,824,448      (190,907)               --           25,416              --
------------------------------------------------------------------------------------------------------------------------------------
     498,996      (4,505,281)       (18,537,297)    (121,422,325)    1,038,415        (3,098,182)       1,971,197      (1,571,487)
------------------------------------------------------------------------------------------------------------------------------------
   1,420,305      (4,419,263)       (11,925,707)    (115,408,276)    1,324,001        (3,039,914)       2,042,529      (1,554,236)



        (712)             --                 --               --          (481)               --              (35)             --
    (484,168)             --         (6,798,805)      (1,164,700)     (279,268)               --          (39,612)             --
          --              --                 --               --            --                --               --              --

          --              --                 --               --            --                --              (15)             --
          --              --         (2,959,791)          (2,648)           --                --           (3,596)             --
          --              --                 --               --            --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
    (484,880)             --         (9,758,596)      (1,167,348)     (279,749)               --          (43,258)             --
------------------------------------------------------------------------------------------------------------------------------------


         923         100,075                 --               --       960,634           100,075              208         100,075
  41,534,083      59,900,075        725,914,948      435,099,114    17,007,697        44,900,075          249,856      23,900,075
          --              --                 --               --            --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
  41,535,006      60,000,150        725,914,948      435,099,114    17,968,331        45,000,150          250,064      24,000,150
------------------------------------------------------------------------------------------------------------------------------------
  42,470,431      55,580,887        704,230,645      318,523,490    19,012,583        41,960,236        2,249,335      22,445,914


  55,580,887              --        419,770,757      101,247,267    41,960,236                --       22,445,914              --
------------------------------------------------------------------------------------------------------------------------------------
 $98,051,318     $55,580,887     $1,124,001,402     $419,770,757   $60,972,819      $ 41,960,236      $24,695,249     $22,445,914
====================================================================================================================================



                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 223

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------


                                                                        MID-CAP VALUE INDEX FUND        MID-CAP BLEND INDEX FUND
                                                                    ----------------------------------------------------------------
                                                                                     FOR THE PERIOD                  FOR THE PERIOD
                                                                                    SEPTEMBER 4, 2002              SEPTEMBER 4, 2002
                                                                        FOR THE     (COMMENCEMENT OF    FOR THE     (COMMENCEMENT OF
                                                                   SIX MONTHS ENDED  OPERATIONS) TO SIX MONTHS ENDED OPERATIONS) TO
                                                                       MARCH 31,      SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,
                                                                         2003             2002            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                      (UNAUDITED)                      (UNAUDITED)

CHANGES IN NET ASSETS

OPERATIONS

  Net investment income                                                 $ 297,931     $    32,863      $  231,162     $    29,895
  Net realized gain (loss) on total investments                            (7,905)             --         (40,407)             --
  Net change in unrealized appreciation (depreciation)
    on total investments                                                  286,188      (1,701,014)      1,093,702      (1,687,317)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations                                 576,214      (1,668,151)      1,284,457      (1,657,422)
------------------------------------------------------------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:
    Retirement Class                                                         (692)             --            (435)             --
    Institutional Class                                                  (187,464)             --        (145,642)             --
  From realized gains:
    Retirement Class                                                           --              --              --              --
    Institutional Class                                                        --              --            (186)             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                    (188,156)             --        (146,263)             --
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (Note 5)

  Retirement Class                                                            858         100,075             784         100,075
  Institutional Class                                                     950,468      23,900,075       4,610,244      26,900,075
------------------------------------------------------------------------------------------------------------------------------------
  Total shareholder transactions                                          951,326      24,000,150       4,611,028      27,000,150
------------------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                                          1,339,384      22,331,999       5,749,222      25,342,728


NET ASSETS

  Beginning of period                                                  22,331,999              --      25,342,728              --
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                       $23,671,383     $22,331,999     $31,091,950     $25,342,728
====================================================================================================================================



224  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

  SMALL-CAP GROWTH INDEX FUND       SMALL-CAP VALUE INDEX FUND       SMALL-CAP BLEND INDEX FUND     INTERNATIONAL EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                  FOR THE PERIOD                   FOR THE PERIOD                  FOR THE PERIOD                    FOR THE PERIOD
                SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
   FOR THE      (COMMENCEMENT OF     FOR THE     (COMMENCEMENT OF     FOR THE     (COMMENCEMENT OF      FOR THE    (COMMENCEMENT OF
SIX MONTHS ENDED OPERATIONS) TO  SIX MONTHS ENDED  OPERATIONS) TO SIX MONTHS ENDED  OPERATIONS) TO  SIX MONTHS ENDED  OPERATIONS) TO
   MARCH 31,      SEPTEMBER 30,     MARCH 31,       SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,       MARCH 31,     SEPTEMBER 30,
     2003             2002            2003              2002           2003             2002              2003            2002
------------------------------------------------------------------------------------------------------------------------------------
  (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)                       (UNAUDITED)
 $   187,464     $    51,762     $   462,086     $    95,160     $   379,829        $    68,594      $   432,134      $    73,470
      11,292            (826)        (13,653)             --        (303,367)            (1,252)          82,161           48,952

   1,321,625      (3,386,113)       (689,527)     (3,183,001)        297,103         (2,977,733)      (1,796,090)      (4,087,060)
------------------------------------------------------------------------------------------------------------------------------------
   1,520,381      (3,335,177)       (241,094)     (3,087,841)        373,565         (2,910,391)      (1,281,795)      (3,964,638)
------------------------------------------------------------------------------------------------------------------------------------



        (162)             --            (615)             --            (390)                --             (359)              --
    (137,299)             --        (323,985)             --        (214,161)                --         (234,476)              --

          --              --              (2)             --              --                 --               --               --
          --              --            (833)             --              --                 --               --               --
------------------------------------------------------------------------------------------------------------------------------------
    (137,461)             --        (325,435)             --        (214,551)                --         (234,835)              --
------------------------------------------------------------------------------------------------------------------------------------


         419         100,075             859         100,075             540            100,075              615          100,075
     634,203      48,900,075       2,461,674      43,900,075      33,501,398         41,900,075        4,491,492       49,900,075
------------------------------------------------------------------------------------------------------------------------------------
     634,622      49,000,150       2,462,533      44,000,150      33,501,938         42,000,150        4,492,107       50,000,150
------------------------------------------------------------------------------------------------------------------------------------
   2,017,542      45,664,973       1,896,004      40,912,309      33,660,952         39,089,759        2,975,477       46,035,512


  45,664,973              --      40,912,309              --      39,089,759                 --       46,035,512               --
------------------------------------------------------------------------------------------------------------------------------------
 $47,682,515     $45,664,973     $42,808,313     $40,912,309     $72,750,711        $39,089,759      $49,010,989      $46,035,512
====================================================================================================================================



                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 225

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                       REAL ESTATE SECURITIES FUND      SOCIAL CHOICE EQUITY FUND
                                                                    -------------------------------- -------------------------------
                                                                                     FOR THE PERIOD
                                                                                    SEPTEMBER 4, 2002
                                                                         FOR THE    (COMMENCEMENT OF      FOR THE         FOR THE
                                                                    SIX MONTHS ENDED OPERATIONS) TO  SIX MONTHS ENDED   YEAR ENDED
                                                                        MARCH 31,     SEPTEMBER 30,      MARCH 31,     SEPTEMBER 30,
                                                                          2003            2002             2003            2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)                      (UNAUDITED)

CHANGES IN NET ASSETS

OPERATIONS
  Net investment income                                               $   970,906     $    99,859     $   374,093     $   472,492
  Net realized gain (loss) on total investments                           284,276         (12,240)       (212,316)     (2,294,099)
  Net change in unrealized appreciation (depreciation)
    on total investments                                                1,733,036        (604,248)      1,513,303      (7,238,720)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations                               2,988,218        (516,629)      1,675,080      (9,060,327)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:
    Retirement Class                                                       (3,057)           (215)           (395)             --
    Institutional Class                                                  (249,009)           (237)       (554,070)       (329,372)
    Retail Class                                                         (418,323)        (42,488)             --              --
  From realized gains:
    Retirement Class                                                         (142)             --              --              --
    Institutional Class                                                    (7,245)             --              --              --
    Retail Class                                                          (32,562)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                    (710,338)        (42,940)       (554,465)       (329,372)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (Note 5)

  Retirement Class                                                        541,227         100,075         435,746              --
  Institutional Class                                                  45,663,584         100,075      10,988,308      19,110,443
  Retail Class                                                          7,213,498      19,800,050              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total shareholder transactions                                       53,418,309      20,000,200      11,424,054      19,110,443
------------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                              55,696,189      19,440,631      12,544,669       9,720,744


NET ASSETS

  Beginning of period                                                  19,440,631              --      36,180,344      26,459,600
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                       $75,136,820     $19,440,631     $48,725,013     $36,180,344
====================================================================================================================================


226 TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

              BOND FUND                   INFLATION-LINKED BOND FUND            MONEY MARKET FUND
------------------------------------ ------------------------------------ --------------------------------
                                                        FOR THE PERIOD
                                                       SEPTEMBER 4, 2002
         FOR THE          FOR THE          FOR THE     (COMMENCEMENT OF       FOR THE          FOR THE
    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED  OPERATIONS) TO   SIX MONTHS ENDED    YEAR ENDED
        MARCH 31,      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,       MARCH 31,      SEPTEMBER 30,
          2003             2002             2003             2002              2003             2002
----------------------------------------------------------------------------------------------------------
       (UNAUDITED)                       (UNAUDITED)                        (UNAUDITED)


   $   26,591,874    $   35,148,496     $  1,237,586      $    47,772      $  1,282,536     $  3,013,917
       26,376,262         8,014,308          (35,159)              --               214           (2,134)

      (11,539,916)       35,855,065        2,414,529          260,567               --               --
----------------------------------------------------------------------------------------------------------
       41,428,220        79,017,869        3,616,956          308,339         1,282,750        3,011,783
----------------------------------------------------------------------------------------------------------



               --                --               --               --                --               --
      (26,842,543)      (34,979,870)        (749,713)            (173)       (1,282,832)      (3,013,643)
               --                --         (481,524)         (35,264)               --               --

               --                --               --               --                --               --
       (9,595,828)       (7,409,015)              --               --                --             (274)
               --                --               --               --                --               --
----------------------------------------------------------------------------------------------------------
      (36,438,371)      (42,388,885)      (1,231,237)         (35,437)       (1,282,832)      (3,013,917)
----------------------------------------------------------------------------------------------------------



               --                --               --               --                --               --
       76,335,858       829,389,542      136,666,083          100,075       (12,607,974)     153,358,913
               --                --       13,517,012       21,900,100                --               --
----------------------------------------------------------------------------------------------------------
       76,335,858       829,389,542      150,183,095       22,000,175       (12,607,974)     153,358,913
----------------------------------------------------------------------------------------------------------
       81,325,707       866,018,526      152,568,814       22,273,077       (12,608,056)     153,356,779



    1,170,559,730       304,541,204       22,273,077               --       188,393,684       35,036,905
----------------------------------------------------------------------------------------------------------
   $1,251,885,437    $1,170,559,730     $174,841,891      $22,273,077      $175,785,628     $188,393,684
==========================================================================================================



                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 227

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
-------------------------------------------------------------------------------



                                                                                    GROWTH EQUITY FUND
                                                    --------------------------------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                    --------------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                        FOR THE                                                   JUNE 14, 1999
                                                    SIX MONTHS ENDED      FOR THE YEARS ENDED SEPTEMBER 30,     (COMMENCEMENT OF
                                                       MARCH 31,        -------------------------------------    OPERATIONS) TO
                                                         2003(a)        2002            2001           2000    SEPTEMBER 30, 1999(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period                     $ 4.82      $  6.40        $ 12.55         $ 10.14          $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                    0.02(b)      0.04(b)        0.02            0.03            0.02
    Net realized and unrealized gain (loss)
      on total investments                                   0.29        (1.60)         (5.90)           2.40            0.12
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment operations               0.31        (1.56)         (5.88)           2.43            0.14
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                   (0.10)       (0.02)         (0.02)          (0.02)             --
    Net realized gains                                         --           --          (0.25)             --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                       (0.10)       (0.02)         (0.27)          (0.02)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                           $ 5.03      $  4.82        $  6.40         $ 12.55          $10.14
====================================================================================================================================

TOTAL RETURN                                                 6.47%      (24.44)%       (47.57)%         24.01%           1.40%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)               $86,617     $487,620       $149,981        $130,529         $30,535
  Ratio of expenses to average net assets before expense
    waiver and reimbursement                                  0.07%        0.32%          0.41%           0.56%           0.35%
  Ratio of expenses to average net assets after expense
    waiver and reimbursement                                  0.07%        0.22%          0.22%           0.22%           0.07%
  Ratio of net investment income to average net assets        0.42%        0.66%          0.38%           0.30%           0.20%
  Portfolio turnover rate                                    62.25%       61.08%         34.44%          56.67%          21.08%
====================================================================================================================================

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

228 TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                    GROWTH & INCOME FUND
          ----------------------------------------------------------------------------------------------------
           RETIREMENT CLASS                             INSTITUTIONAL CLASS
          ------------------ ---------------------------------------------------------------------------------

            FOR THE PERIOD                                                                  FOR THE PERIOD
            OCTOBER 1, 2002      FOR THE                                                      JUNE 14, 1999
           (COMMENCEMENT OF     SIX MONTHS          FOR THE YEARS ENDED SEPTEMBER 30,       (COMMENCEMENT OF
            OPERATIONS) TO        ENDED           ------------------------------------      OPERATIONS) TO
          MARCH 31, 2003(a)  MARCH 31, 2003(a)    2002            2001            2000    SEPTEMBER 30, 1999(a)
----------------------------------------------------------------------------------------------------------------
             (UNAUDITED)       (UNAUDITED)
                  $ 6.14        $   6.14        $   7.91        $  11.24         $  9.76         $ 10.00
----------------------------------------------------------------------------------------------------------------


                    0.04(b)         0.05(b)         0.09(b)         0.09            0.10            0.04

                    0.15            0.15           (1.78)          (3.15)           1.49           (0.25)
----------------------------------------------------------------------------------------------------------------
                    0.19            0.20           (1.69)          (3.06)           1.59           (0.21)
----------------------------------------------------------------------------------------------------------------

                   (0.03)          (0.05)          (0.08)          (0.09)          (0.10)          (0.03)
                      --              --              --           (0.18)          (0.01)             --
----------------------------------------------------------------------------------------------------------------
                   (0.03)          (0.05)          (0.08)          (0.27)          (0.11)          (0.03)
----------------------------------------------------------------------------------------------------------------
                  $ 6.30        $   6.29        $   6.14        $   7.91         $ 11.24         $  9.76
================================================================================================================


                    3.01%           3.25%         (21.51)%        (27.66)%         16.18%          (2.05)%


                  $  705        $427,429        $376,529        $169,880         $65,334         $25,174

                    0.21%           0.07%           0.29%           0.44%           0.78%           0.38%

                    0.21%           0.07%           0.22%           0.22%           0.22%           0.07%
                    0.57%           0.81%           1.18%           1.10%           1.02%           0.36%
                   97.17%          97.17%         127.75%          49.56%          37.95%          10.95%
=================================================================================================================



                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 229

See notes to financial statements

TIAA-CREF Institutional Mutual Funds
--------------------------------------------------------------------------------


                                                         INTERNATIONAL EQUITY FUND LARGE-CAP VALUE FUND
                                 ---------------------------------------------------------------------------------------------------
                                    RETIREMENT CLASS                               INSTITUTIONAL CLASS
                                 -------------------- ------------------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                     FOR THE PERIOD                                                                  JUNE 14, 1999
                                     OCTOBER 1, 2002                                                                  (COMMENCEMENT
                                    (COMMENCEMENT OF    FOR THE SIX          FOR THE YEARS ENDED SEPTEMBER 30,     OF OPERATIONS) TO
                                     OPERATIONS) TO    MONTHS ENDED       ------------------------------------       SEPTEMBER 30,
                                    MARCH 31, 2003(a) MARCH 31, 2003(a)    2002            2001            2000          1999(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)      (UNAUDITED)

SELECTED PER SHARE DATA

  Net asset value, beginning of period     $ 6.86        $   6.86        $   8.08        $  12.55         $ 10.66         $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                    0.06(b)         0.15(b)         0.15(b)         0.10            0.07            0.04
    Net realized and unrealized gain
      (loss) on total investments           (0.16)          (0.24)          (1.29)          (4.06)           1.94            0.62
-----------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                              (0.10)          (0.09)          (1.14)          (3.96)           2.01            0.66
-----------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
    Net investment income                      --           (0.12)          (0.08)          (0.04)          (0.05)             --
    Net realized gains                         --              --              --           (0.47)          (0.07)             --
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                          --           (0.12)          (0.08)          (0.51)          (0.12)             --
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period           $ 6.76        $   6.65        $   6.86        $   8.08         $ 12.55         $ 10.66
====================================================================================================================================

TOTAL RETURN                                (1.42)%         (1.41)%        (14.28)%        (32.63)%         18.58%           6.60%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                         $  450        $258,262        $205,899        $120,436         $83,841         $27,472
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement                 0.24%           0.10%           0.44%           0.52%           0.70%           0.39%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                 0.24%           0.10%           0.29%           0.29%           0.29%           0.09%
  Ratio of net investment income
    to average net assets                    0.89%           2.20%           1.80%           1.51%           0.94%           0.45%
  Portfolio turnover rate                   23.24%          23.24%          77.63%          77.83%         105.37%          21.35%
====================================================================================================================================

 (a) The percentages shown for this period are not annualized.
 (b) Based on average shares outstanding.

230 TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS


                                      LARGE-CAP VALUE FUND
-------------------------------------------------------------------------------------------------------
        RETIREMENT CLASS                INSTITUTIONAL CLASS                 RETAIL CLASS
----------------------------------- --------------------------------- ---------------------------------
                   FOR THE PERIOD                    FOR THE PERIOD                    FOR THE PERIOD
                  SEPTEMBER 4, 2002                 SEPTEMBER 4, 2002                 SEPTEMBER 4, 2002
                    (COMMENCEMENT                    (COMMENCEMENT                      (COMMENCEMENT
   FOR THE SIX   OF OPERATIONS) TO   FOR THE SIX   OF OPERATIONS) TO   FOR THE SIX    OF OPERATIONS) TO
   MONTHS ENDED    SEPTEMBER 30,     MONTHS ENDED    SEPTEMBER 30,     MONTHS ENDED     SEPTEMBER 30,
 MARCH 31, 2003(a)    2002(a)      MARCH 31, 2003(a)     2002(a)    MARCH 31, 2003(a)       2002(a)
 ------------------------------------------------------------------------------------------------------
   (UNAUDITED)                        (UNAUDITED)                      (UNAUDITED)

        $ 9.16          $10.00          $ 9.16          $10.00         $  9.16         $ 10.00
 ------------------------------------------------------------------------------------------------------


          0.10(b)         0.01(b)         0.12(b)         0.01(b)         0.10(b)         0.01(b)

          0.23           (0.85)           0.20           (0.85)           0.20           (0.85)
 ------------------------------------------------------------------------------------------------------

          0.33           (0.84)           0.32           (0.84)           0.30           (0.84)
 ------------------------------------------------------------------------------------------------------

         (0.06)             --           (0.04)             --           (0.06)             --
            --              --              --              --              --              --
 ------------------------------------------------------------------------------------------------------
         (0.06)             --           (0.04)             --           (0.06)             --
 ------------------------------------------------------------------------------------------------------
        $ 9.43          $ 9.16          $ 9.44          $ 9.16         $  9.40         $  9.16
========================================================================================================


          3.44%          (8.40)%          3.32%          (8.40)%          3.09%          (8.40)%


        $  659          $   92          $5,699          $   92         $21,132         $18,135


          0.21%           0.03%           0.07%           0.01%           0.22%           0.03%


          0.21%           0.03%           0.07%           0.01%           0.22%           0.03%

          1.02%           0.09%           1.19%           0.11%           1.06%           0.09%
        101.26%          25.09%         101.26%          25.09%         101.26%          25.09%
========================================================================================================

                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 231

See notes to financial statements

TIAA-CREF Institutional Mutual Funds
--------------------------------------------------------------------------------

                                                                           MID-CAP GROWTH FUND
                                    ------------------------------------------------------------------------------------------------
                                            RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                    -------------------------------- --------------------------------- -----------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                    SEPTEMBER 4, 2002               SEPTEMBER 4, 2002              SEPTEMBER 4, 2000
                                                     (COMMENCEMENT                   (COMMENCEMENT                   (COMMENCEMENT
                                        FOR THE SIX OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO FOR THE SIX  OF OPERATIONS) TO
                                       MONTHS ENDED   SEPTEMBER 30,   MONTHS ENDED    SEPTEMBER 30,   MONTHS ENDED   SEPTEMBER 30,
                                     MARCH 31, 2003(a)   2002(a)    MARCH 31, 2003(a)    2002(a)    MARCH 31, 2003(a)    2002(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)                    (UNAUDITED)                     (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period     $ 9.21          $10.00          $ 9.21          $10.00         $  9.21          $10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (b)                  --              --            0.02              --              --              --
    Net realized and unrealized gain
      (loss) on total investments            1.04           (0.79)           1.04           (0.79)           1.04           (0.79)
-----------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               1.04           (0.79)           1.06           (0.79)           1.04           (0.79)
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                      --              --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                          --              --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period           $10.25          $ 9.21          $10.27          $ 9.21         $ 10.25          $ 9.21
====================================================================================================================================

TOTAL RETURN                                11.31%          (7.90)%         11.51%          (7.90)%         11.31%          (7.90)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                         $2,466          $   92          $  761          $   92         $15,640          $9,025
  Ratio of expenses to average
    net assets                               0.20%           0.03%           0.07%           0.01%           0.22%           0.03%
  Ratio of net investment income
    (loss) to average net assets            (0.01)%          0.02%           0.16%           0.04%           0.02%           0.02%
  Portfolio turnover rate                   30.90%          18.61%          30.90%          18.61%          30.90%          18.61%
====================================================================================================================================

 (a) The percentages shown for this period are not annualized.
 (b) Based on average shares outstanding.

232  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    MID-CAP VALUE FUND
----------------------------------------------------------------------------------------------------
       RETIREMENT CLASS                     INSTITUTIONAL CLASS                RETAIL CLASS
---------------------------------- --------------------------------- -------------------------------
                   FOR THE PERIOD                    FOR THE PERIOD                  FOR THE PERIOD
                  SEPTEMBER 4, 2002                 SEPTEMBER 4, 2002              SEPTEMBER 4, 2002
                    (COMMENCEMENT                    (COMMENCEMENT                   (COMMENCEMENT
  FOR THE SIX     OF OPERATIONS) TO  FOR THE SIX   OF OPERATIONS) TO  FOR THE SIX   OF OPERATIONS) TO
  MONTHS ENDED      SEPTEMBER 30,    MONTHS ENDED    SEPTEMBER 30,    MONTHS ENDED    SEPTEMBER 30,
MARCH 31, 2003(a)      2002(a)     MARCH 31, 2002(a)     2002(a)   MARCH 31, 2003(a)     2002(a)
------------------------------------------------------------------------------------------------------
  (UNAUDITED)                        (UNAUDITED)                     (UNAUDITED)
    $ 9.03             $10.00          $ 9.03          $10.00         $  9.03            $10.00
------------------------------------------------------------------------------------------------------

      0.09               0.01            0.11            0.01            0.09              0.01

      0.34              (0.98)           0.34           (0.98)           0.35             (0.98)
------------------------------------------------------------------------------------------------------

      0.43              (0.97)           0.45           (0.97)           0.44             (0.97)
------------------------------------------------------------------------------------------------------

     (0.06)                --           (0.04)             --           (0.05)              --
------------------------------------------------------------------------------------------------------
     (0.06)                --           (0.04)             --           (0.05)              --
------------------------------------------------------------------------------------------------------
    $ 9.40             $ 9.03          $ 9.44          $ 9.03         $  9.42            $ 9.03
======================================================================================================

      4.74%             (9.70)%          4.95%          (9.70)%          4.90%            (9.70)%



    $  663             $   90          $1,420          $   90         $11,859            $8,852

      0.21%              0.03%           0.07%           0.01%           0.22%             0.03%

      0.94%              0.12%           1.11%           0.14%           0.99%             0.11%
     82.24%             15.01%          82.24%          15.01%          82.24%            15.01%
======================================================================================================



                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 233

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------


                                                                           SMALL-CAP EQUITY FUND
                                    ------------------------------------------------------------------------------------------------
                                            RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                    --------------------------------- ------------------------------- ------------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                    SEPTEMBER 4, 2002               SEPTEMBER 4, 2002              SEPTEMBER 4, 2000
                                                     (COMMENCEMENT                   (COMMENCEMENT                   (COMMENCEMENT
                                        FOR THE SIX OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO FOR THE SIX  OF OPERATIONS) TO
                                       MONTHS ENDED   SEPTEMBER 30,   MONTHS ENDED    SEPTEMBER 30,   MONTHS ENDED   SEPTEMBER 30,
                                     MARCH 31, 2003(a)   2002(a)    MARCH 31, 2003(a)    2002(a)    MARCH 31, 2003(a)    2002(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period     $ 9.27          $10.00          $ 9.27          $10.00         $  9.27         $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (b)                0.06            0.01            0.07            0.02            0.06            0.02
    Net realized and unrealized gain
      (loss) on total investments            0.12           (0.74)           0.11           (0.75)           0.12           (0.75)
-----------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               0.18           (0.73)           0.18           (0.73)           0.18           (0.73)
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.04)             --           (0.02)             --           (0.04)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.04)             --           (0.02)             --           (0.04)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period           $ 9.41          $ 9.27          $ 9.43          $ 9.27         $  9.41         $  9.27
====================================================================================================================================

TOTAL RETURN                                 1.89%          (7.30)%          2.08%          (7.30)%          1.92%          (7.30)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                         $  815          $   93          $5,769             $93         $21,095         $18,351
  Ratio of expenses to average
    net assets                               0.21%           0.03%           0.07%           0.01%           0.15%           0.02%
  Ratio of net investment income
    to average net assets                    0.66%           0.15%           0.76%           0.17%           0.62%           0.16%
  Portfolio turnover rate                   95.20%          14.52%          95.20%          14.52%          95.20%          14.52%
====================================================================================================================================

 (a) The percentages shown for this period are not annualized.
 (b) Based on average shares outstanding.


234     TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    LARGE-CAP GROWTH INDEX FUND                                      LARGE-CAP VALUE INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
        RETIREMENT CLASS                INSTITUTIONAL CLASS               RETIREMENT CLASS                 INSTITUTIONAL CLASS
--------------------------------- -------------------------------- ------------------------------- --------------------------------

                 FOR THE PERIOD                   FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                SEPTEMBER 4, 2002                SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                  (COMMENCEMENT                    (COMMENCEMENT                  (COMMENCEMENT                   (COMMENCEMENT
  FOR THE SIX   OF OPERATIONS) TO  FOR THE SIX   OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO
 MONTHS ENDED      SEPTEMBER 30,   MONTHS ENDED    SEPTEMBER 30,   MONTHS ENDED    SEPTEMBER 30,   MONTHS ENDED    SEPTEMBER 30,
MARCH 31, 2003(a)    2002(a)      MARCH 31, 2003(a)   2002(a)     MARCH 31, 2003(a)   2002(a)    MARCH 31, 2003(a)     2002(a)
-----------------------------------------------------------------------------------------------------------------------------------
  (UNAUDITED)                       (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)

    $9.29            $10.00         $  9.29         $ 10.00           $9.26          $10.00          $  9.26         $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------

     0.04              0.01            0.05            0.01            0.11            0.01             0.13            0.01

     0.50             (0.72)           0.51           (0.72)           0.24           (0.75)            0.24           (0.75)
-----------------------------------------------------------------------------------------------------------------------------------

     0.54             (0.71)           0.56           (0.71)           0.35           (0.74)            0.37           (0.74)
-----------------------------------------------------------------------------------------------------------------------------------

    (0.03)              --            (0.04)             --           (0.07)             --            (0.08)             --
-----------------------------------------------------------------------------------------------------------------------------------
    (0.03)              --            (0.04)             --           (0.07)             --            (0.08)             --
-----------------------------------------------------------------------------------------------------------------------------------
    $9.80            $ 9.29         $  9.81         $  9.29           $9.54          $ 9.26          $  9.55         $  9.26
===================================================================================================================================



     5.78%            (7.10)%          6.01%          (7.10)%          3.76%          (7.40)%           3.95%          (7.40)%




    $  98            $   93         $65,051         $60,298           $  96          $   93          $97,955         $55,488

     0.18%             0.03%           0.04%           0.01%           0.19%           0.03%            0.04%           0.01%

     0.40%             0.10%           0.55%           0.12%           1.14%           0.12%            1.29%           0.15%
     0.07%             0.00%           0.07%           0.00%           0.31%           0.00%            0.31%           0.00%
===================================================================================================================================


                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 235

See notes to financial statements

TIAA-CREF Institutional Mutual Funds




                                                                                    EQUITY EQUITY FUND
                                                    --------------------------------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                    --------------------------------------------------------------------------------
                                                                                                                  FOR THE PERIOD
                                                        FOR THE                                                    JUNE 14, 1999
                                                    SIX MONTHS ENDED      FOR THE YEARS ENDED SEPTEMBER 30,      (COMMENCEMENT OF
                                                       MARCH 31,        -------------------------------------     OPERATIONS) TO
                                                         2003(a)        2002            2001            2000   SEPTEMBER 30, 1999(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
SELECTED PER SHARE DATA


  Net asset value, beginning of period                 $     6.48        $   8.06       $  11.37       $  9.76         $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                    0.06(b)         0.11(b)        0.09          0.10            0.04
    Net realized and unrealized gain (loss) on
      total investments                                      0.25           (1.63)         (3.20)         1.61           (0.28)
-----------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment operations               0.31           (1.52)         (3.11)         1.71           (0.24)
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                   (0.05)          (0.06)         (0.10)        (0.07)            --
    Net realized gains                                      (0.02)             --          (0.10)        (0.03)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                       (0.07)          (0.06)         (0.20)        (0.10)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                       $     6.72        $   6.48       $   8.06       $ 11.37         $  9.76
===================================================================================================================================

TOTAL RETURN                                                 4.74%         (19.04)%       (27.71)%       17.49%          (2.40)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)           $1,124,001        $419,771       $101,247       $51,669         $25,064
  Ratio of expenses to average net assets before
    expense waiver and reimbursement                         0.04%           0.27%          0.51%         0.71%           0.36%
  Ratio of expenses to average net assets after
    expense waiver and reimbursement                         0.04%           0.17%          0.17%         0.17%           0.05%
  Ratio of net investment income to average
    net assets                                               0.90%           1.41%          1.19%         1.04%           0.39%
  Portfolio turnover rate                                    0.20%          13.77%          7.19%        11.58%           9.51%
===================================================================================================================================

 (a) The percentages shown for this period are not annualized.
 (b) Based on average shares outstanding.


236     TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                       S&P 500 INDEX FUND                                            MID-CAP GROWTH INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
        RETIREMENT CLASS                INSTITUTIONAL CLASS              RETIREMENT CLASS               INSTITUTIONAL CLASS
---------------------------------- ------------------------------- ------------------------------- --------------------------------

                  FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD                   FOR THE PERIOD
                 SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
                  (COMMENCEMENT                   (COMMENCEMENT                    (COMMENCEMENT                    (COMMENCEMENT
 FOR THE SIX    OF OPERATIONS) TO  FOR THE SIX   OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX   OF OPERATIONS) TO
 MONTHS ENDED     SEPTEMBER 30,    MONTHS ENDED   SEPTEMBER 30,    MONTHS ENDED    SEPTEMBER 30,    MONTHS ENDED    SEPTEMBER 30,
MARCH 31, 2003(a)    2002(a)    MARCH 31, 2003(a)    2002(a)     MARCH 31, 2003(a)     2002(a)    MARCH 31, 2003(a)     2002(a)
-----------------------------------------------------------------------------------------------------------------------------------
 (UNAUDITED)                       (UNAUDITED)                     (UNAUDITED)                       (UNAUDITED)


      $ 9.32          $10.00         $  9.32         $ 10.00          $ 9.35          $10.00          $  9.35         $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------

        0.07(b)         0.01(b)         0.09(b)         0.01(b)          --(b)          0.01(b)          0.02(b)         0.01(b)

        0.39           (0.69)           0.38           (0.69)           0.83           (0.66)            0.84           (0.66)
-----------------------------------------------------------------------------------------------------------------------------------
        0.46           (0.68)           0.47           (0.68)           0.83           (0.65)            0.86           (0.65)
-----------------------------------------------------------------------------------------------------------------------------------

       (0.05)             --           (0.05)             --              --              --            (0.02)             --
          --              --              --              --              --              --               --              --
-----------------------------------------------------------------------------------------------------------------------------------
       (0.05)             --           (0.05)             --              --              --             (0.02)            --
-----------------------------------------------------------------------------------------------------------------------------------
      $ 9.73          $ 9.32         $  9.74         $  9.32          $10.18          $ 9.35          $ 10.19         $  9.35
===================================================================================================================================


        4.90%          (6.80)%          5.04%          (6.80)%          8.93%          (6.50)%           9.18%          (6.50)%


      $1,023             $93         $59,950         $41,867          $  102          $   94          $24,593         $22,352

        0.18%           0.03%           0.04%           0.01%           0.18%           0.03%            0.04%           0.01%

        0.18%           0.03%           0.04%           0.01%           0.18%           0.03%            0.04%           0.01%

        0.75%           0.11%           0.89%           0.13%           0.04%           0.05%            0.19%           0.07%
        2.15%           0.00%           2.15%           0.00%           0.66%           0.00%            0.66%           0.00%
===================================================================================================================================


                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 237

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
-------------------------------------------------------------------------------

                                                                                        MID-CAP VALUE INDEX FUND
                                                                  ------------------------------------------------------------------
                                                                            RETIREMENT CLASS             INSTITUTIONAL CLASS
                                                                  -------------------------------- ---------------------------------
                                                                                   FOR THE PERIOD                   FOR THE PERIOD
                                                                                  SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
                                                                       FOR THE    (COMMENCEMENT OF      FOR THE    (COMMENCEMENT OF
                                                                  SIX MONTHS ENDED OPERATIONS) TO  SIX MONTHS ENDED OPERATIONS) TO
                                                                      MARCH 31,     SEPTEMBER 30,      MARCH 31,     SEPTEMBER 30,
                                                                        2003(a)         2002(a)          2003(a)         2002(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     (UNAUDITED)                      (UNAUDITED)

SELECTED PER SHARE DATA

  Net asset value, beginning of period                                  $9.30           $10.00          $  9.30         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (b)                                            0.11             0.01             0.12            0.01
    Net realized and unrealized gain (loss) on total investments         0.13            (0.71)            0.14           (0.71)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment operations                           0.24            (0.70)            0.26           (0.70)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                               (0.07)           --               (0.08)          --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                   (0.07)           --               (0.08)          --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                        $9.47           $ 9.30          $  9.48         $  9.30
====================================================================================================================================

TOTAL RETURN                                                             2.55%           (7.00)%           2.74%          (7.00)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)                            $  96           $   93          $23,576         $22,239
  Ratio of expenses to average net assets                                0.18%            0.03%            0.04%           0.01%
  Ratio of net investment income to average net assets                   1.11%            0.12%            1.26%           0.14%
  Portfolio turnover rate                                                1.42%            0.00%            1.42%           0.00%
====================================================================================================================================

 (a) The percentages shown for this period are not annualized.
 (b) Based on average shares outstanding.

238     TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                   MID-CAP BLEND INDEX FUND                                          SMALL-CAP GROWTH INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
        RETIREMENT CLASS                INSTITUTIONAL CLASS              RETIREMENT CLASS               INSTITUTIONAL CLASS
---------------------------------- ------------------------------- ------------------------------- --------------------------------

                  FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD                   FOR THE PERIOD
                 SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
                  (COMMENCEMENT                   (COMMENCEMENT                    (COMMENCEMENT                    (COMMENCEMENT
 FOR THE SIX    OF OPERATIONS) TO  FOR THE SIX   OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX   OF OPERATIONS) TO
 MONTHS ENDED     SEPTEMBER 30,    MONTHS ENDED   SEPTEMBER 30,    MONTHS ENDED    SEPTEMBER 30,    MONTHS ENDED    SEPTEMBER 30,
MARCH 31, 2003(a)    2002(a)    MARCH 31, 2003(a)    2002(a)     MARCH 31, 2003(a)     2002(a)    MARCH 31, 2003(a)     2002(a)
-----------------------------------------------------------------------------------------------------------------------------------
 (UNAUDITED)                       (UNAUDITED)                     (UNAUDITED)                       (UNAUDITED)


     $ 9.38          $10.00          $  9.39         $ 10.00          $ 9.32          $10.00           $  9.32          $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------

       0.07            0.01             0.08            0.01            0.02            0.01              0.04             0.01
       0.42           (0.63)            0.41           (0.62)           0.28           (0.69)             0.27            (0.69)
-----------------------------------------------------------------------------------------------------------------------------------
       0.49           (0.62)            0.49           (0.61)           0.30           (0.68)             0.31            (0.68)
-----------------------------------------------------------------------------------------------------------------------------------

      (0.04)            --             (0.05)             --           (0.02)             --             (0.03)              --
-----------------------------------------------------------------------------------------------------------------------------------
      (0.04)            --             (0.05)             --           (0.02)             --             (0.03)              --
-----------------------------------------------------------------------------------------------------------------------------------
     $ 9.83          $ 9.38          $  9.83         $  9.39          $ 9.60          $ 9.32           $  9.60          $  9.32
===================================================================================================================================
       5.25%          (6.20)%           5.22%          (6.10)%          3.17%          (6.80)%            3.29%           (6.80)%


     $   99          $   94          $30,993         $25,249          $   96          $   93           $47,586          $45,572
       0.18%           0.03%            0.04%           0.01%           0.18%           0.03%             0.04%            0.01%
       0.66%           0.09%            0.81%           0.11%           0.24%           0.09%             0.39%            0.11%
       1.49%           0.00%            1.49%           0.00%           2.12%           0.04%             2.12%            0.04%
===================================================================================================================================


                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 239

See notes to financial statements

TIAA-CREF Institutional Mutual Funds                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        SMALL-CAP VALUE INDEX FUND
                                                                  ------------------------------------------------------------------
                                                                            RETIREMENT CLASS             INSTITUTIONAL CLASS
                                                                  -------------------------------- ---------------------------------
                                                                                   FOR THE PERIOD                   FOR THE PERIOD
                                                                                  SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
                                                                       FOR THE    (COMMENCEMENT OF      FOR THE    (COMMENCEMENT OF
                                                                  SIX MONTHS ENDED OPERATIONS) TO  SIX MONTHS ENDED OPERATIONS) TO
                                                                      MARCH 31,     SEPTEMBER 30,      MARCH 31,     SEPTEMBER 30,
                                                                        2003(a)         2002(a)          2003(a)         2002(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     (UNAUDITED)                      (UNAUDITED)

SELECTED PER SHARE DATA

  Net asset value, beginning of period                                   $ 9.30          $10.00         $  9.30         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (b)                                              0.09            0.02            0.10            0.02
    Net realized and unrealized gain (loss) on total investments          (0.15)          (0.72)          (0.14)          (0.72)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment operations                            (0.06)          (0.70)          (0.04)          (0.70)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                                 (0.06)          --              (0.07)          --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                     (0.06)          --              (0.07)          --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                         $ 9.18          $ 9.30         $  9.19         $  9.30
====================================================================================================================================

TOTAL RETURN                                                              (0.66)%         (7.00)%         (0.46)%         (7.00)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)                             $   93          $   93         $42,716         $40,819
  Ratio of expenses to average net assets                                  0.18%           0.03%           0.04%           0.01%
  Ratio of net investment income to average net assets                     0.92%           0.20%           1.07%           0.22%
  Portfolio turnover rate                                                  3.35%           0.00%           3.35%           0.00%
====================================================================================================================================


 (a) The percentages shown for this period are not annualized.
 (b) Based on average shares outstanding.

240   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                 SMALL-CAP BLEND INDEX FUND                                           INTERNATIONAL EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
        RETIREMENT CLASS                INSTITUTIONAL CLASS              RETIREMENT CLASS               INSTITUTIONAL CLASS
--------------------------------- -------------------------------- ------------------------------- --------------------------------
                  FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD                   FOR THE PERIOD
                 SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
                  (COMMENCEMENT                   (COMMENCEMENT                    (COMMENCEMENT                    (COMMENCEMENT
 FOR THE SIX    OF OPERATIONS) TO  FOR THE SIX   OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX   OF OPERATIONS) TO
 MONTHS ENDED     SEPTEMBER 30,    MONTHS ENDED   SEPTEMBER 30,    MONTHS ENDED    SEPTEMBER 30,    MONTHS ENDED    SEPTEMBER 30,
MARCH 31, 2003(a)    2002(a)    MARCH 31, 2003(a)    2002(a)     MARCH 31, 2003(a)     2002(a)    MARCH 31, 2003(a)     2002(a)
-----------------------------------------------------------------------------------------------------------------------------------
 (UNAUDITED)                       (UNAUDITED)                     (UNAUDITED)                       (UNAUDITED)


    $ 9.31          $10.00         $  9.31         $ 10.00          $ 9.21          $10.00          $  9.21         $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------

      0.06            0.01            0.07            0.02            0.06            0.02             0.07            0.02
      0.05           (0.70)           0.06           (0.71)          (0.27)          (0.81)           (0.27)          (0.81)
-----------------------------------------------------------------------------------------------------------------------------------
      0.11           (0.69)           0.13           (0.69)          (0.21)          (0.79)           (0.20)          (0.79)
-----------------------------------------------------------------------------------------------------------------------------------

     (0.04)             --           (0.05)             --           (0.04)             --            (0.04)             --
-----------------------------------------------------------------------------------------------------------------------------------
     (0.04)             --           (0.05)             --           (0.04)             --            (0.04)             --
-----------------------------------------------------------------------------------------------------------------------------------
    $ 9.38          $ 9.31         $  9.39         $  9.31          $ 8.96          $ 9.21          $  8.97         $  9.21
===================================================================================================================================

      1.15%          (6.90)%          1.35%          (6.90)%         (2.35)%         (7.90)%          (2.17)%         (7.90)%


    $   94          $   93         $72,656         $38,997          $   90          $   92          $48,921         $45,943
      0.18%           0.03%           0.04%           0.01%           0.22%           0.03%            0.07%           0.01%
      0.59%           0.15%           0.76%           0.17%           0.59%           0.22%            0.75%           0.24%
     13.43%           0.01%          13.43%           0.01%           4.99%           0.44%            4.99%           0.44%
===================================================================================================================================



                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 241

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------


                                                                           REAL ESTATE SECURITIES FUND
                                    ------------------------------------------------------------------------------------------------
                                            RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                    -------------------------------- ------------------------------- -------------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                    SEPTEMBER 4, 2002               SEPTEMBER 4, 2002              SEPTEMBER 4, 2000
                                                     (COMMENCEMENT                   (COMMENCEMENT                   (COMMENCEMENT
                                        FOR THE SIX OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO FOR THE SIX  OF OPERATIONS) TO
                                       MONTHS ENDED   SEPTEMBER 30,   MONTHS ENDED    SEPTEMBER 30,   MONTHS ENDED   SEPTEMBER 30,
                                     MARCH 31, 2003(a)   2002(a)    MARCH 31, 2003(a)    2002(a)    MARCH 31, 2003(a)    2002(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
SELECTED PER SHARE DATA


  Net asset value, beginning of period     $ 9.72          $10.00         $  9.72         $ 10.00         $  9.72         $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                    0.29(b)         0.05(b)         0.28(b)         0.05(b)         0.22(b)         0.05(b)
    Net realized and unrealized gain
      (loss) on total investments            0.17           (0.31)           0.17           (0.31)           0.22           (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               0.46           (0.26)           0.45           (0.26)           0.44           (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.12)          (0.02)          (0.10)          (0.02)          (0.17)          (0.02)
    Net realized gains                      (0.01)             --           (0.01)             --           (0.01)             --
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.13)          (0.02)          (0.11)          (0.02)          (0.18)          (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period           $10.05          $ 9.72         $ 10.06         $  9.72         $  9.98         $  9.72
====================================================================================================================================

TOTAL RETURN                                 4.86%          (2.58)%          4.72%          (2.56)%          4.57%          (2.59)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                         $  653          $   97         $47,279         $    97         $27,205         $19,246
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement                 0.22%           0.03%           0.07%           0.01%           0.22%           0.03%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                 0.22%           0.03%           0.07%           0.01%           0.22%           0.03%
  Ratio of net investment income
    to average net assets                    2.97%           0.51%           2.87%           0.53%           2.32%           0.50%
  Portfolio turnover rate                   99.31%          15.45%          99.31%          15.45%          99.31%          15.45%
====================================================================================================================================

 (a) The percentages shown for this period are not annualized.
 (b) Based on average shares outstanding.

242 TIAA-CREF Institutional Mutual Funds 2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                    SOCIAL CHOICE EQUITY FUND
          ----------------------------------------------------------------------------------------------------
           RETIREMENT CLASS                             INSTITUTIONAL CLASS
          ------------------ ---------------------------------------------------------------------------------

            FOR THE PERIOD                                                                  FOR THE PERIOD
            OCTOBER 1, 2002      FOR THE                                                      JUNE 14, 1999
           (COMMENCEMENT OF     SIX MONTHS          FOR THE YEARS ENDED SEPTEMBER 30,       (COMMENCEMENT OF
            OPERATIONS) TO        ENDED           ------------------------------------      OPERATIONS) TO
          MARCH 31, 2003(a)  MARCH 31, 2003(a)    2002            2001            2000    SEPTEMBER 30, 1999(a)
----------------------------------------------------------------------------------------------------------------
             (UNAUDITED)       (UNAUDITED)
                 $ 6.41         $  6.41         $  8.03         $ 11.16         $  9.86         $ 10.00
----------------------------------------------------------------------------------------------------------------

                   0.05(b)         0.12(b)         0.11(b)         0.10            0.11            0.04

                   0.29            0.21           (1.64)          (2.94)           1.25           (0.18)
----------------------------------------------------------------------------------------------------------------

                   0.34            0.33           (1.53)          (2.84)           1.36           (0.14)
----------------------------------------------------------------------------------------------------------------

                  (0.03)          (0.09)          (0.09)          (0.11)          (0.06)            --
                     --              --              --           (0.18)             --             --
----------------------------------------------------------------------------------------------------------------
                  (0.03)          (0.09)          (0.09)          (0.29)          (0.06)            --
----------------------------------------------------------------------------------------------------------------
                 $ 6.72         $ $6.65         $  6.41         $  8.03         $ 11.16         $  9.86
================================================================================================================

                   5.22%           5.18%         (19.34)%        (25.99)%         13.84%          (1.40)%


                 $  439         $48,286         $36,180         $26,460         $29,307         $24,731


                   0.18%           0.04%           0.81%           0.97%           0.90%           0.37%


                   0.18%           0.04%           0.18%           0.18%           0.18%           0.05%

                   0.71%           1.76%           1.34%           1.12%           1.00%           0.37%
                   2.95%           2.95%          21.71%           4.96%          16.22%           0.06%
================================================================================================================


                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 243

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                                    EQUITY EQUITY FUND
                                                    --------------------------------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                    --------------------------------------------------------------------------------
                                                                                                                  FOR THE PERIOD
                                                        FOR THE                                                    JUNE 14, 1999
                                                    SIX MONTHS ENDED      FOR THE YEARS ENDED SEPTEMBER 30,      (COMMENCEMENT OF
                                                       MARCH 31,        -------------------------------------     OPERATIONS) TO
                                                         2003(a)        2002            2001           2000    SEPTEMBER 30, 1999(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period                 $    10.72      $    10.58       $  10.04      $   9.97         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                    0.23(b)         0.52(b)        0.61          0.61            0.17
    Net realized and unrealized gain (loss)
      on total investments                                   0.11            0.33           0.67          0.07           (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment operations               0.34            0.85           1.28          0.68            0.14
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                   (0.23)          (0.52)         (0.61)        (0.61)          (0.17)
    Net realized gains                                      (0.08)          (0.19)         (0.13)           --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                       (0.31)          (0.71)         (0.74)        (0.61)          (0.17)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                       $    10.75      $    10.72       $  10.58      $  10.04         $  9.97
====================================================================================================================================

TOTAL RETURN                                                 3.27%           8.52%         13.21%         7.07%           1.42%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)           $1,251,885      $1,170,560       $304,541      $151,697         $30,354
  Ratio of expenses to average net assets before
    expense waiver and reimbursement                         0.07%           0.24%          0.30%         0.48%           0.35%
  Ratio of expenses to average net assets after
    expense waiver and reimbursement                         0.07%           0.19%          0.19%         0.19%           0.06%
  Ratio of net investment income
    to average net assets                                    2.15%           5.16%          5.99%         6.59%           1.77%
  Portfolio turnover rate                                  104.46%         181.00%        266.50%       301.93%         173.31%
====================================================================================================================================


 (a) The percentages shown for this period are not annualized.
 (b) Based on average shares outstanding.

244   TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

                      INFLATION-LINKED BOND FUND
------------------------------------------------------------------------
      INSTITUTIONAL CLASS                     RETAIL CLASS
---------------------------------  -------------------------------------
                  FOR THE PERIOD                        FOR THE PERIOD
                 SEPTEMBER 4, 2002                     SEPTEMBER 4, 2002
                  (COMMENCEMENT                         (COMMENCEMENT
  FOR THE SIX    OF OPERATIONS) TO     FOR THE SIX     OF OPERATIONS) TO
 MONTHS ENDED      SEPTEMBER 30,       MONTHS ENDED      SEPTEMBER 30,
MARCH 31, 2003(a)     2002(a)        MARCH 31, 2003(a)      2002(a)
------------------------------------------------------------------------
   (UNAUDITED)                          (UNAUDITED)


    $ 10.12          $10.00              $ 10.12          $ 10.00
------------------------------------------------------------------------

       0.17(b)         0.02(b)              0.17(b)          0.02(b)

       0.16            0.12                 0.14             0.12
------------------------------------------------------------------------
       0.33            0.14                 0.31             0.14
------------------------------------------------------------------------

      (0.12)          (0.02)               (0.16)           (0.02)
         --              --                   --               --
------------------------------------------------------------------------
      (0.12)          (0.02)               (0.16)           (0.02)
------------------------------------------------------------------------
    $ 10.33          $10.12              $ 10.27          $ 10.12
========================================================================

       3.24%           1.37%                3.11%            1.36%


   $138,641          $  101              $36,201          $22,172

       0.07%           0.01%                0.15%            0.02%

       0.07%           0.01%                0.15%            0.02%

       1.60%           0.23%                1.67%            0.22%
       4.84%           0.00%                4.84%            0.00%
========================================================================




                 2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 245

See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    MONEY MARKET FUND
                                                    --------------------------------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                    --------------------------------------------------------------------------------
                                                                                                                  FOR THE PERIOD
                                                        FOR THE                                                    JUNE 14, 1999
                                                    SIX MONTHS ENDED      FOR THE YEARS ENDED SEPTEMBER 30,      (COMMENCEMENT OF
                                                       MARCH 31,        -------------------------------------     OPERATIONS) TO
                                                         2003(a)        2002            2001           2000    SEPTEMBER 30, 1999(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
SELECTED PER SHARE DATA


  Net asset value, beginning of period                   $   1.00        $   1.00       $  1.00       $ $1.00         $  1.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                    0.01            0.02          0.05          0.06            0.02
    Net realized and unrealized gain (loss)
      on total investments                                     --              --            --            --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment operations               0.01            0.02          0.05          0.06            0.02
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                   (0.01)          (0.02)        (0.05)        (0.06)          (0.02)
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                       (0.01)          (0.02)        (0.05)        (0.06)          (0.02)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                         $   1.00        $   1.00       $  1.00       $ $1.00         $  1.00
====================================================================================================================================

TOTAL RETURN                                                 0.72%           1.89%         5.16%         6.19%           1.51%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)             $175,786        $188,394       $35,037       $25,293         $25,378
  Ratio of expenses to average net assets before expense
    waiver and reimbursement                                 0.04%           0.28%         0.94%         0.91%           0.36%
  Ratio of expenses to average net assets after expense
    waiver and reimbursement                                 0.04%           0.16%         0.16%         0.16%           0.05%
  Ratio of net investment income to average net assets       0.73%           1.71%         4.91%         6.00%           1.52%
  Portfolio turnover rate                                     n/a             n/a           n/a           n/a             n/a
====================================================================================================================================

 (a) The percentages shown for this period are not annualized.


246  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

                                               See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Institutional Mutual Funds ("the Funds") is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of twenty-three series (each referred to as a "Fund"). The Growth Equity, Growth & Income, International Equity, Equity Index, Social Choice Equity, Bond and Money Market Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA"). The remaining sixteen Funds commenced operations on September 4, 2002 with a seed money investment by TIAA as indicated below. In addition, the Growth &Income, International Equity and Social Choice Equity Funds opened a Retirement Class on October 1, 2002 with a $100,000 seed money investment in each class by TIAA. At March 31, 2003, TIAA had remaining seed money investments in the Funds as follows:

                                          TOTAL SEED
                                             MONEY
                                          INVESTMENT             VALUE OF TIAA'S SEED MONEY INVESTMENT AT MARCH 31, 2003
                                             MADE          ------------------------------------------------------------------
                                            BY TIAA        RETIREMENT        INSTITUTIONAL        RETAIL
                                          DURING 2002         CLASS              CLASS             CLASS             TOTAL
                                          -----------      -----------       -------------      -----------      ------------
  Growth & Income Fund                    $   100,000        $ 103,006       $         --       $        --      $   103,006
  International Equity Fund                   100,000           98,585                 --                --           98,585
  Large-Cap Value Fund                     20,000,000           94,751             94,638        18,697,150       18,886,539
  Mid-Cap Growth Fund                      10,000,000          102,518            102,702        10,046,510       10,251,730
  Mid-Cap Value Fund                       10,000,000           94,584             94,769         9,282,685        9,472,038
  Small-Cap Equity Fund                    20,000,000           94,452             94,632        18,706,146       18,895,230
  Large-Cap Growth Index Fund              65,000,000           98,273         63,916,477                --       64,014,750
  Large-Cap Value Index Fund               60,000,000           96,080         57,660,907                --       57,756,987
  S&P 500 Index Fund                       45,000,000           97,768         43,954,077                --       44,051,845
  Mid-Cap Growth Index Fund                24,000,000          101,850         24,397,231                --       24,499,081
  Mid-Cap Value Index Fund                 24,000,000           95,368         22,835,543                --       22,930,911
  Mid-Cap Blend Index Fund                 27,000,000           98,727         26,578,452                --       26,677,179
  Small-Cap Growth Index Fund              49,000,000           96,154         47,074,652                --       47,170,806
  Small-Cap Value Index Fund               44,000,000           92,383         40,639,007                --       40,731,390
  Small-Cap Blend Index Fund               42,000,000           94,170         39,534,999                --       39,629,169
  International Equity Index Fund          50,000,000           89,932         44,962,760                --       45,052,692
  Real Estate Securities Fund              20,000,000          102,146            102,032        20,169,741       20,373,919
  Social Choice Equity Fund                   100,000          105,220         14,267,362(1)             --       14,372,582
  Inflation-Linked Bond Fund               22,000,000               --            104,657        22,887,779       22,992,436

(1) Remaining amount from original seed money investment by TIAA on June 14, 1999.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned subsidiary of TIAA. The Funds each offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, Inc., a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the
National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valu-


               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  247

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

ation. For Funds other than the Institutional Money Market Fund, money market instruments are valued at fair market value. For the Institutional Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

DOLLAR ROLL TRANSACTIONS: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund `s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Fund results in borrowing by this Fund requiring the presentation of a statement of cash flows.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market " at the end of each day `s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income, Real Estate Securities, and Inflation-Linked Bond Funds where distributions are declared and paid quarterly; for the Bond Fund where distributions are declared and paid monthly; and for the Money Market Fund where distributions are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

NOTE 2. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Under the terms of a Distribution Plan, the Retirement Class of the Funds indicated below are permitted to reimburse TPIS up to the indicated annual fee based on average daily net


248  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 2. MANAGEMENT AGREEMENT (CONCLUDED)

assets of the Fund's Retirement Class for certain promotional expenses of selling the Retirement Class shares. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Advisors will receive the following annual percentages of each Fund's/Class' average daily net assets for investment management fees, reimbursement of distribution plan expenses and service agreement fees:

                                     INVESTMENT
                                     MANAGEMENT     DISTRIBUTION
                                         FEE             FEE                      SERVICE AGREEMENT FEE
                                    -------------   -------------   ---------------------------------------------
                                         ALL         RETIREMENT       RETIREMENT       INSTITUTIONAL     RETAIL
                                       CLASSES          CLASS          CLASS (a)           CLASS          CLASS
                                    -------------   -------------   ---------------   ---------------   ---------
Growth Equity Fund                        0.08%            --               --               0.04%          --
Growth & Income Fund                      0.08%           0.04%            0.29%             0.04%          --
International Equity Fund                 0.09%           0.04%            0.29%             0.03%          --
Large-Cap Value Fund                      0.08%           0.04%            0.29%             0.04%         0.33%
Mid-Cap Growth Fund                       0.08%           0.04%            0.29%             0.04%         0.33%
Mid-Cap Value Fund                        0.08%           0.04%            0.29%             0.04%         0.33%
Small-Cap Equity Fund                     0.08%           0.04%            0.29%             0.04%         0.19%
Large-Cap Growth Index fund               0.04%           0.04%            0.27%             0.02%          --
Large-Cap Value Index Fund                0.04%           0.04%            0.27%             0.02%          --
Equity Index Fund                         0.04%            --               --               0.02%          --
S&P 500 Index Fund                        0.04%           0.04%            0.27%             0.02%          --
Mid-Cap Growth Index Fund                 0.04%           0.04%            0.27%             0.02%          --
Mid-Cap Value Index Fund                  0.04%           0.04%            0.27%             0.02%          --
Mid-Cap Blend Index Fund                  0.04%           0.04%            0.27%             0.02%          --
Small-Cap Growth Index Fund               0.04%           0.04%            0.27%             0.02%          --
Small-Cap Value Index Fund                0.04%           0.04%            0.27%             0.02%          --
Small-Cap Blend Index Fund                0.04%           0.04%            0.27%             0.02%          --
International Equity Index Fund           0.04%           0.04%            0.28%             0.03%          --
Real Estate Securities Fund               0.09%           0.04%            0.29%             0.04%         0.33%
Social Choice Equity Fund                 0.04%           0.04%            0.27%             0.02%          --
Bond Fund                                 0.08%            --               --               0.04%          --
Inflation-Linked Bond Fund                0.09%            --               --               0.03%         0.18%
Money Market Fund                         0.04%            --               --               0.03%          --

(a) Effective May 1, 2003, the service agreement fee for the Retirement Class of each Fund will be increased to 0.34%.

Various other expenses are borne directly by the Funds/Classes.

NOTE 3. INVESTMENTS

At March 31, 2003, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                  NET UNREALIZED
                                    GROSS UNREALIZED       GROSS UNREALIZED        APPRECIATION
                                      APPRECIATION           DEPRECIATION         (DEPRECIATION)
                                    ----------------       ----------------      ---------------
Growth Equity Fund                     $  732,423           $ 26,987,782         $ (26,255,359)
Growth & Income Fund                    6,181,881             49,585,033           (43,403,152)
International Equity Fund               3,966,546             59,426,623           (55,460,077)
Large-Cap Value Fund                    1,033,885              1,221,874              (187,989)
Mid-Cap Growth Fund                     1,268,866                845,732               423,134
Mid-Cap Value Fund                        502,395                653,326              (150,931)
Small-Cap Equity Fund                   2,048,468              1,769,585               278,883
Large-Cap Growth Index fund             3,663,216              5,146,207            (1,482,991)
Large-Cap Value Index Fund              2,771,398              6,777,683            (4,006,285)


               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  249

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 3. INVESTMENTS (CONCLUDED)

                                                                                    NET UNREALIZED
                                      GROSS UNREALIZED       GROSS UNREALIZED        APPRECIATION
                                        APPRECIATION           DEPRECIATION         (DEPRECIATION)
                                      ----------------       ----------------      ---------------
Equity Index Fund                       $17,727,800           $179,149,614         $(161,421,814)
S&P 500 Index Fund                        2,223,475              4,283,242            (2,059,767)
Mid-Cap Growth Index Fund                 2,434,941              2,035,231               399,710
Mid-Cap Value Index Fund                  1,041,278              2,456,104            (1,414,826)
Mid-Cap Blend Index Fund                  2,009,451              2,603,066              (593,615)
Small-Cap Growth Index Fund               4,474,759              6,539,247            (2,064,488)
Small-Cap Value Index Fund                2,356,123              6,228,651            (3,872,528)
Small-Cap Blend Index Fund                3,789,940              6,470,570            (2,680,630)
International Equity Index Fund           1,184,113              7,067,544            (5,883,431)
Real Estate Securities Fund               1,999,742                870,954             1,128,788
Social Choice Equity Fund                 1,764,152             14,054,432           (12,290,280)
Bond Fund                                34,790,133              1,045,395            33,744,738
Inflation-Linked Bond Fund                2,675,096                     --             2,675,096

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the Funds, other than the Money Market Fund, for the six months ended March 31, 2003, were as follows:

                                      NON-GOVERNMENT      GOVERNMENT      NON-GOVERNMENT     GOVERNMENT
                                         PURCHASES         PURCHASES           SALES            SALES
                                      --------------      -----------     --------------   --------------
Growth Equity Fund                      $140,535,419    $           --     $592,023,167    $           --
Growth & Income Fund                     459,498,907                --      413,829,169                --
International Equity Fund                121,034,902                --       54,183,400                --
Large-Cap Value Fund                      33,036,434                --       23,915,097                --
Mid-Cap Growth Fund                       12,033,253                --        3,936,253                --
Mid-Cap Value Fund                        14,720,678                --        9,977,031                --
Small-Cap Equity Fund                     31,628,800                --       22,494,183                --
Large-Cap Growth Index fund                1,671,296                --           43,534                --
Large-Cap Value Index Fund                41,881,286                --          225,178                --
Equity Index Fund                        712,968,757                --        1,714,612                --
S&P 500 Index Fund                        19,184,507                --        1,144,759                --
Mid-Cap Growth Index Fund                    349,399                --          160,972                --
Mid-Cap Value Index Fund                   1,366,069                --          333,613                --
Mid-Cap Blend Index Fund                   4,969,187                --          425,525                --
Small-Cap Growth Index Fund                1,555,497                --        1,025,013                --
Small-Cap Value Index Fund                 4,034,679                --        1,448,198                --
Small-Cap Blend Index Fund                40,321,759                --        6,943,407                --
International Equity Index Fund            6,900,996                --        2,491,583                --
Real Estate Securities Fund               83,837,498                --       34,620,220                --
Social Choice Equity Fund                 12,517,955                --        1,262,463                --
Bond Fund                                233,206,412     1,111,960,945      202,409,315     1,031,922,597
Inflation-Linked Bond Fund                        --       153,822,915               --         3,821,277


NOTE 4. TRUSTEE FEES

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.


250  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS

                                                       GROWTH EQUITY FUND
                                 -------------------------------------------------------------
                                      FOR THE SIX MONTHS                  FOR THE YEAR
                                             ENDED                            ENDED
                                        MARCH 31, 2003                 SEPTEMBER 30, 2002
                                 ---------------------------        --------------------------
                                     AMOUNT        SHARES             AMOUNT         SHARES
                                 -------------   -----------        ------------    ----------
INSTITUTIONAL CLASS:
Subscriptions                     $ 40,026,789     7,771,383        $549,470,002    88,683,184
Reinvestment of
 distributions                       1,639,966       324,093             514,804        69,009
Exchanges                         (452,490,187)  (84,014,329)        (55,777,884)   (8,010,067)
Redemptions                        (41,334,305)   (8,077,042)        (15,068,129)   (2,969,644)
                                 -------------   -----------        ------------    ----------
Net increase (decrease)          $(452,157,737)  (83,995,895)       $479,138,793    77,772,482
                                 =============   ===========        ============    ==========

                                                      GROWTH & INCOME FUND
                                  ------------------------------------------------------------
                                        FOR THE PERIOD
                                        OCTOBER 1, 2002
                                       (COMMENCEMENT OF
                                        OPERATIONS) TO
                                        MARCH 31, 2003
                                  --------------------------
                                     AMOUNT        SHARES
                                  ------------    ----------
RETIREMENT CLASS:
Seed money subscriptions          $    100,000        16,298
Subscriptions                          603,151        95,695
Reinvestment of distributions              331            50
Redemptions                             (1,096)         (162)
                                  ------------    ----------
Net increase                      $    702,386       111,881
                                  ============    ==========

                                      FOR THE SIX MONTHS                  FOR THE YEAR
                                             ENDED                            ENDED
                                        MARCH 31, 2003                 SEPTEMBER 30, 2002
                                  --------------------------        --------------------------
                                     AMOUNT        SHARES             AMOUNT         SHARES
                                  ------------    ----------        ------------    ----------
INSTITUTIONAL CLASS:
Subscriptions                     $108,488,616    16,441,193        $319,981,259    39,814,454
Reinvestment of distributions        2,535,114       399,311           1,695,096       210,046
Exchanges                          (34,303,000)   (5,296,176)         16,996,206     2,059,959
Redemptions                        (31,302,754)   (4,871,241)        (17,452,003)   (2,276,562)
                                  ------------    ----------        ------------    ----------
Net increase                      $ 45,417,976     6,673,087        $321,220,558    39,807,897
                                  ============    ==========        ============    ==========






               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  251

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                    INTERNATIONAL EQUITY FUND
                                   -----------------------------------------------------------
                                        FOR THE PERIOD
                                        OCTOBER 1, 2002
                                       (COMMENCEMENT OF
                                        OPERATIONS) TO
                                        MARCH 31, 2003
                                   -------------------------
                                     AMOUNT        SHARES
                                   -----------    ----------
RETIREMENT CLASS:
Seed money subscriptions           $   100,000        14,588
Subscriptions                          814,054       120,632
Reinvestment of distributions               45             6
Redemptions                           (462,175)      (68,605)
                                   -----------    ----------
Net increase                       $   451,924        66,621
                                   ===========    ==========

                                      FOR THE SIX MONTHS                  FOR THE YEAR
                                             ENDED                            ENDED
                                        MARCH 31, 2003                 SEPTEMBER 30, 2002
                                   -------------------------        --------------------------
                                     AMOUNT        SHARES             AMOUNT         SHARES
                                   -----------    ----------        ------------    ----------
INSTITUTIONAL CLASS:
Subscriptions                      $67,916,996     9,656,473        $128,236,460    15,503,332
Reinvestment of distributions        3,315,175       469,424           1,220,220       143,724
Exchanges                           (1,210,000)     (172,164)          3,682,310       483,349
Redemptions                         (8,413,064)   (1,128,443)         (9,114,263)   (1,040,034)
                                   -----------    ----------        ------------    ----------
Net increase                       $61,609,107     8,825,290        $124,024,727    15,090,371
                                   ===========    ==========        ============    ==========

                                                      LARGE-CAP VALUE FUND
                                    ----------------------------------------------------------
                                                                         FOR THE PERIOD
                                                                        SEPTEMBER 4, 2002
                                      FOR THE SIX MONTHS                (COMMENCEMENT OF
                                             ENDED                       OPERATIONS) TO
                                        MARCH 31, 2003                 SEPTEMBER 30, 2002
                                    ----------      --------         -----------     ---------
                                     AMOUNT        SHARES             AMOUNT         SHARES
                                    ----------      --------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions            $       --            --         $   100,000        10,000
Subscriptions                          889,044        93,612                  75             8
Reinvestment of distributions              580            59                  --            --
Redemptions                           (316,310)      (33,721)                 --            --
                                    ----------      --------         -----------     ---------
Net increase                        $  573,314        59,950         $   100,075        10,008
                                    ==========      ========         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions            $       --            --         $   100,000        10,000
Subscriptions                        5,904,276       604,181                  75             8
Reinvestment of distributions            3,501           353                  --            --
Redemptions                           (100,837)      (10,523)                 --            --
                                    ----------      --------         -----------     ---------
Net increase                        $5,806,940       594,011         $   100,075        10,008
                                    ==========      ========         ===========     =========

RETAIL CLASS:
Seed money subscriptions            $       --            --         $19,800,000     1,980,000
Subscriptions                        1,279,085       130,470                  50             5
Reinvestment of distributions          118,170        11,938                  --            --
Exchanges                            1,276,951       129,991                  --            --
Redemptions                            (29,959)       (3,195)                 --            --
                                    ----------      --------         -----------     ---------
Net increase                        $2,644,247       269,204         $19,800,050     1,980,005
                                    ==========      ========         ===========     =========






252  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                       MID-CAP GROWTH FUND
                                    ----------------------------------------------------------
                                                                           FOR THE PERIOD
                                                                          SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                 (COMMENCEMENT OF
                                              ENDED                        OPERATIONS) TO
                                         MARCH 31, 2003                  SEPTEMBER 30, 2002
                                    ------------------------          ------------------------
                                      AMOUNT         SHARES             AMOUNT          SHARES
                                    ----------      --------          ----------       -------
RETIREMENT CLASS:
Seed money subscriptions            $       --            --          $  100,000        10,000
Subscriptions                        2,527,492       247,293                  75             8
Reinvestment of distributions               17             2                  --            --
Redemptions                           (167,553)      (16,789)                 --            --
                                    ----------      --------          ----------       -------
Net increase                        $2,359,956       230,506          $  100,075        10,008
                                    ==========      ========          ==========       =======

INSTITUTIONAL CLASS:
Seed money subscriptions            $       --            --          $  100,000        10,000
Subscriptions                          690,217        69,838                  75             8
Reinvestment of distributions                3            --                  --            --
Redemptions                            (56,717)       (5,745)                 --            --
                                    ----------      --------          ----------       -------
Net increase                        $  633,503        64,093          $  100,075        10,008
                                    ==========      ========          ==========       =======

RETAIL CLASS:
Seed money subscriptions            $       --            --          $9,800,000       980,000
Subscriptions                        3,605,640       350,525                  50             5
Reinvestment of distributions            1,764           176                  --            --
Exchanges                            2,422,580       237,181                  --            --
Redemptions                           (413,051)      (42,094)                 --            --
                                    ----------      --------          ----------       -------
Net increase                        $5,616,933       545,788          $9,800,050       980,005
                                    ==========      ========          ==========       =======






               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  253

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                       MID-CAP VALUE FUND
                                    ----------------------------------------------------------
                                                                           FOR THE PERIOD
                                                                          SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                 (COMMENCEMENT OF
                                              ENDED                        OPERATIONS) TO
                                         MARCH 31, 2003                  SEPTEMBER 30, 2002
                                    ------------------------          ------------------------
                                      AMOUNT         SHARES             AMOUNT          SHARES
                                    ----------      --------          ----------       -------
RETIREMENT CLASS:
Seed money subscriptions            $       --            --          $  100,000        10,000
Subscriptions                          569,441        60,507                  75             8
Reinvestment of distributions              608            62                  --            --
Redemptions                               (862)          (92)                 --            --
                                    ----------      --------          ----------       -------
Net increase                        $  569,187        60,477          $  100,075        10,008
                                    ==========      ========          ==========       =======

INSTITUTIONAL CLASS:
Seed money subscriptions            $       --            --          $  100,000        10,000
Subscriptions                        1,392,520       145,710                  75             8
Reinvestment of distributions              527            54                  --            --
Redemptions                            (50,921)       (5,417)                 --            --
                                    ----------      --------          ----------       -------
Net increase                        $1,342,126       140,347          $  100,075        10,008
                                    ==========      ========          ==========       =======

RETAIL CLASS:
Seed money subscriptions            $       --            --          $9,800,000       980,000
Subscriptions                        3,629,140       368,762                  50             5
Reinvestment of distributions           66,254         6,804                  --            --
Exchanges                            1,410,154       144,745                  --            --
Redemptions                         (2,300,607)     (240,954)                 --            --
                                    ----------      --------          ----------       -------
Net increase                        $2,804,941       279,357          $9,800,050       980,005
                                    ==========      ========          ==========       =======






254  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                      SMALL-CAP EQUITY FUND
                                    ----------------------------------------------------------
                                                                           FOR THE PERIOD
                                                                          SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                 (COMMENCEMENT OF
                                              ENDED                        OPERATIONS) TO
                                         MARCH 31, 2003                  SEPTEMBER 30, 2002
                                    ------------------------         -------------------------
                                      AMOUNT         SHARES             AMOUNT         SHARES
                                    ----------      --------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions            $       --            --         $   100,000        10,000
Subscriptions                          917,394        98,393                  75             8
Reinvestment of distributions              370            37                  --            --
Redemptions                           (202,243)      (21,817)                 --            --
                                    ----------      --------         -----------     ---------
Net increase                        $  715,521        76,613         $   100,075        10,008
                                    ==========      ========         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions            $       --            --         $   100,000        10,000
Subscriptions                        6,410,650       658,906                  75             8
Reinvestment of distributions            2,154           218                  --            --
Redemptions                           (543,994)      (57,611)                 --            --
                                    ----------      --------         -----------     ---------
Net increase                        $5,868,810       601,513         $   100,075        10,008
                                    ==========      ========         ===========     =========

RETAIL CLASS:
Seed money subscriptions            $       --            --         $19,800,000     1,980,000
Subscriptions                        2,725,562       271,596                  50             5
Reinvestment of distributions           89,191         9,060                  --            --
Exchanges                            1,080,864       110,754                  --            --
Redemptions                         (1,263,909)     (129,569)                 --            --
                                    ----------      --------         -----------     ---------
Net increase                        $2,631,708       261,841         $19,800,050     1,980,005
                                    ==========      ========         ===========     =========

                                                   LARGE-CAP GROWTH INDEX FUND
                                    ----------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                         SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                (COMMENCEMENT OF
                                              ENDED                       OPERATIONS) TO
                                         MARCH 31, 2003                 SEPTEMBER 30, 2002
                                    ------------------------         -------------------------
                                      AMOUNT         SHARES             AMOUNT         SHARES
                                    ----------      --------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions            $       --            --         $   100,000        10,000
Subscriptions                              155            15                  75             8
Reinvestment of distributions              276            28                  --            --
Redemptions                               (151)          (15)                 --            --
                                    ----------      --------         -----------     ---------
Net increase                        $      280            28         $   100,075        10,008
                                    ==========       =======         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions            $       --            --         $64,900,000     6,490,000
Subscriptions                        1,699,147       168,798                  75             8
Reinvestment of distributions          251,394        25,445                  --            --
Redemptions                           (510,586)      (50,779)                 --            --
                                    ----------      --------         -----------     ---------
Net increase                        $1,439,955       143,464         $64,900,075     6,490,008
                                    ==========       =======         ===========     =========






               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  255

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                   LARGE-CAP VALUE INDEX FUND
                                    ----------------------------------------------------------
                                                                         FOR THE PERIOD
                                                                        SEPTEMBER 4, 2002
                                      FOR THE SIX MONTHS                (COMMENCEMENT OF
                                             ENDED                       OPERATIONS) TO
                                        MARCH 31, 2003                 SEPTEMBER 30, 2002
                                  --------------------------        --------------------------
                                     AMOUNT        SHARES             AMOUNT         SHARES
                                  ------------   -----------        ------------    ----------
RETIREMENT CLASS:
Seed money subscriptions          $         --            --        $    100,000        10,000
Subscriptions                              510            51                  75             8
Reinvestment of distributions              711            71                  --            --
Redemptions                               (298)          (30)                 --            --
                                  ------------   -----------        ------------    ----------
Net increase                      $        923            92        $    100,075        10,008
                                  ============   ===========        ============    ==========

INSTITUTIONAL CLASS:
Seed money subscriptions          $         --            --        $ 59,900,000     5,990,000
Subscriptions                       32,629,595     3,361,416                  75             8
Reinvestment of distributions          477,650        47,957                  --            --
Exchanges                            9,413,000       963,808                  --            --
Redemptions                           (986,162)     (101,956)                 --            --
                                  ------------   -----------        ------------    ----------
Net increase                      $ 41,534,083     4,271,225        $ 59,900,075     5,990,008
                                  ============   ===========        ============    ==========

                                                        EQUITY INDEX FUND
                                  ------------------------------------------------------------
                                      FOR THE SIX MONTHS                  FOR THE YEAR
                                             ENDED                            ENDED
                                        MARCH 31, 2003                 SEPTEMBER 30, 2002
                                  --------------------------        --------------------------
                                     AMOUNT        SHARES              AMOUNT         SHARES
                                  ------------   -----------        ------------    ----------
INSTITUTIONAL CLASS:
Subscriptions                     $304,874,720    44,042,495        $450,172,419    55,250,875
Reinvestment of
 distributions                       8,062,610     1,168,281             735,292        81,790
Exchanges                          441,681,186    61,511,968          24,892,384     2,902,540
Redemptions                        (28,703,568)   (4,235,821)        (40,700,981)   (6,065,391)
                                  ------------   -----------        ------------    ----------
Net increase                      $725,914,948   102,486,923        $435,099,114    52,169,814
                                  ============   ===========        ============    ==========






256  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                       S&P 500 INDEX FUND
                                   -----------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                         SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                (COMMENCEMENT OF
                                              ENDED                       OPERATIONS) TO
                                         MARCH 31, 2003                 SEPTEMBER 30, 2002
                                   -------------------------         -------------------------
                                     AMOUNT         SHARES             AMOUNT         SHARES
                                   -----------     ---------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions           $        --            --         $   100,000        10,000
Subscriptions                        2,326,412       238,691                  75             8
Reinvestment of distributions              481            48                  --            --
Redemptions                         (1,366,259)     (143,574)                 --            --
                                   -----------     ---------         -----------     ---------
Net increase                       $   960,634        95,165         $   100,075        10,008
                                   ===========     =========         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions           $        --            --         $44,900,000     4,490,000
Subscriptions                       17,625,952     1,727,606                  75             8
Reinvestment of distributions          228,539        22,831                  --            --
Redemptions                           (846,794)      (86,912)                 --            --
                                   -----------     ---------         -----------     ---------
Net increase                       $17,007,697     1,663,525         $44,900,075     4,490,008
                                   ===========     =========         ===========     =========

                                                    MID-CAP GROWTH INDEX FUND
                                   -----------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                        SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                (COMMENCEMENT OF
                                              ENDED                       OPERATIONS) TO
                                         MARCH 31, 2003                 SEPTEMBER 30, 2002
                                   -------------------------         -------------------------
                                     AMOUNT         SHARES             AMOUNT         SHARES
                                   -----------     ---------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions           $        --            --         $   100,000        10,000
Subscriptions                              440            43                  75             8
Reinvestment of distributions               50             5                  --            --
Redemptions                               (282)          (28)                 --            --
                                   -----------     ---------         -----------     ---------
Net increase                       $       208            20         $   100,075        10,008
                                   ===========     =========         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions           $        --            --         $23,900,000     2,390,000
Subscriptions                          217,000        20,985                  75             8
Reinvestment of distributions           43,056         4,233                  --            --
Redemptions                            (10,200)         (983)                 --            --
                                   -----------     ---------         -----------     ---------
Net increase                       $   249,856        24,235         $23,900,075     2,390,008
                                   ===========     =========         ===========     =========






               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  257

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                    MID-CAP VALUE INDEX FUND
                                    ----------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                         SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                (COMMENCEMENT OF
                                              ENDED                       OPERATIONS) TO
                                         MARCH 31, 2003                 SEPTEMBER 30, 2002
                                    ------------------------         -------------------------
                                      AMOUNT         SHARES             AMOUNT         SHARES
                                    ----------       -------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions            $       --            --         $   100,000        10,000
Subscriptions                              656            67                  75             8
Reinvestment of distributions              692            71                  --            --
Redemptions                               (490)          (51)                 --            --
                                    ----------       -------         -----------     ---------
Net increase                        $      858            87         $   100,075        10,008
                                    ==========       =======         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions            $       --            --         $23,900,000     2,390,000
Subscriptions                          805,400        81,229                  75             8
Reinvestment of distributions          184,027        18,817                  --            --
Redemptions                            (38,959)       (3,875)                 --            --
                                    ----------       -------         -----------     ---------
Net increase                        $  950,468        96,171         $23,900,075     2,390,008
                                    ==========       =======         ===========     =========

                                                    MID-CAP BLEND INDEX FUND
                                    ----------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                         SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                (COMMENCEMENT OF
                                              ENDED                       OPERATIONS) TO
                                         MARCH 31, 2003                 SEPTEMBER 30, 2002
                                    ------------------------         -------------------------
                                      AMOUNT         SHARES             AMOUNT         SHARES
                                    ----------       -------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions            $       --            --         $   100,000        10,000
Subscriptions                              464            46                  75             8
Reinvestment of distributions              436            44                  --            --
Redemptions                               (116)          (12)                 --            --
                                    ----------       -------         -----------     ---------
Net increase                        $      784            78         $   100,075        10,008
                                    ==========       =======         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions            $       --            --         $26,900,000     2,690,000
Subscriptions                        4,744,652       475,585                  75             8
Reinvestment of distributions          138,772        13,877                  --            --
Redemptions                           (273,180)      (27,992)                 --            --
                                    ----------       -------         -----------     ---------
Net increase                        $4,610,244       461,470         $26,900,075     2,690,008
                                    ==========       =======         ===========     =========






258  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                   SMALL-CAP GROWTH INDEX FUND
                                    ----------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                         SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                (COMMENCEMENT OF
                                              ENDED                       OPERATIONS) TO
                                         MARCH 31, 2003                 SEPTEMBER 30, 2002
                                    ------------------------         -------------------------
                                      AMOUNT         SHARES             AMOUNT         SHARES
                                    ----------       -------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions            $       --            --         $   100,000        10,000
Subscriptions                            1,442           144                  75             8
Reinvestment of distributions              162            16                  --            --
Redemptions                             (1,185)         (121)                 --            --
                                    ----------       -------         -----------     ---------
Net increase                        $      419            39         $   100,075        10,008
                                    ==========       =======         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions            $       --            --         $48,900,000     4,890,000
Subscriptions                          497,700        50,824                  75             8
Reinvestment of distributions          136,504        13,609                  --            --
Redemptions                                 (1)           --                  --            --
                                    ----------       -------         -----------     ---------
Net increase                        $  634,203        64,433         $48,900,075     4,890,008
                                    ==========       =======         ===========     =========

                                                   SMALL-CAP VALUE INDEX FUND
                                    ----------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                         SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                (COMMENCEMENT OF
                                              ENDED                       OPERATIONS) TO
                                         MARCH 31, 2003                 SEPTEMBER 30, 2002
                                    ------------------------         -------------------------
                                      AMOUNT         SHARES             AMOUNT         SHARES
                                    ----------       -------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions            $       --            --         $   100,000        10,000
Subscriptions                            1,155           114                  75             8
Reinvestment of distributions              616            64                  --            --
Redemptions                               (912)          (88)                 --            --
                                    ----------       -------         -----------     ---------
Net increase                        $      859            90         $   100,075        10,008
                                    ==========       =======         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions            $       --            --         $43,900,000     4,390,000
Subscriptions                        2,320,354       243,053                  75             8
Reinvestment of distributions          310,953        32,090                  --            --
Redemptions                           (169,633)      (16,887)                 --            --
                                    ----------       -------         -----------     ---------
Net increase                        $2,461,674       258,256         $43,900,075     4,390,008
                                    ==========       =======         ===========     =========






               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  259

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                   SMALL-CAP BLEND INDEX FUND
                                   -----------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                         SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                (COMMENCEMENT OF
                                              ENDED                       OPERATIONS) TO
                                         MARCH 31, 2003                 SEPTEMBER 30, 2002
                                   -------------------------         -------------------------
                                     AMOUNT         SHARES             AMOUNT         SHARES
                                   -----------     ---------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions           $        --            --         $   100,000        10,000
Subscriptions                              385            40                  75             8
Reinvestment of distributions              390            39                  --            --
Redemptions                               (235)          (24)
                                   -----------     ---------         -----------     ---------
Net increase                       $       540            55         $   100,075        10,008
                                   ===========     =========         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions           $        --            --         $41,900,000     4,190,000
Subscriptions                       26,833,563     2,850,064                  75             8
Reinvestment of distributions          202,648        20,552                  --            --
Exchanges                            6,903,000       726,988                  --            --
Redemptions                           (437,813)      (47,342)                 --            --
                                   -----------     ---------         -----------     ---------
Net increase                       $33,501,398     3,550,262         $41,900,075     4,190,008
                                   ===========     =========         ===========     =========

                                                 INTERNATIONAL EQUITY INDEX FUND
                                   -----------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                         SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS                (COMMENCEMENT OF
                                              ENDED                       OPERATIONS) TO
                                         MARCH 31, 2003                 SEPTEMBER 30, 2002
                                   -------------------------         -------------------------
                                     AMOUNT         SHARES             AMOUNT         SHARES
                                   -----------     ---------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions           $        --            --         $   100,000        10,000
Subscriptions                            1,370           140                  75             8
Reinvestment of distributions              359            38                  --            --
Redemptions                             (1,114)         (120)                 --            --
                                   -----------     ---------         -----------     ---------
Net increase                       $       615            58         $   100,075        10,008
                                   ===========     =========         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions           $        --            --         $49,900,000     4,990,000
Subscriptions                        4,519,759       468,344                  75             8
Reinvestment of distributions          216,002        22,571                  --            --
Redemptions                           (244,269)      (26,641)                 --            --
                                   -----------     ---------         -----------     ---------
Net increase                       $ 4,491,492       464,274         $49,900,075     4,990,008
                                   ===========     =========         ===========     =========






260  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                   REAL ESTATE SECURITIES FUND
                                   -----------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                         SEPTEMBER 4, 2002
                                      FOR THE SIX MONTHS                 (COMMENCEMENT OF
                                             ENDED                        OPERATIONS) TO
                                        MARCH 31, 2003                  SEPTEMBER 30, 2002
                                   -------------------------         -------------------------
                                      AMOUNT        SHARES             AMOUNT         SHARES
                                   -----------     ---------         -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions           $        --            --         $   100,000        10,000
Subscriptions                          540,975        54,882                  75             8
Reinvestment of distributions            1,269           131                  --            --
Redemptions                             (1,017)          (28)                 --            --
                                   -----------     ---------         -----------     ---------
Net increase                       $   541,227        54,985         $   100,075        10,008
                                   ===========     =========         ===========     =========

INSTITUTIONAL CLASS:
Seed money subscriptions           $        --            --         $   100,000        10,000
Subscriptions                       29,531,702     3,025,409                  75             8
Reinvestment of distributions            7,971           818                  --            --
Exchanges                           16,641,000     1,717,359                  --            --
Redemptions                           (517,089)      (52,724)                 --            --
                                   -----------     ---------         -----------     ---------
Net increase                       $45,663,584     4,690,862         $   100,075        10,008
                                   ===========     =========         ===========     =========

Retail Class:
Seed money subscriptions           $        --            --         $19,800,000     1,980,000
Subscriptions                        4,112,799       424,849                  50             5
Reinvestment of distributions          269,021        27,696                  --            --
Exchanges                            3,342,505       346,621                  --            --
Redemptions                           (510,827)      (53,905)                 --            --
                                   -----------     ---------         -----------     ---------
Net increase                       $ 7,213,498       745,261         $19,800,050     1,980,005
                                   ===========     =========         ===========     =========

                                                    SOCIAL CHOICE EQUITY FUND
                                   -----------------------------------------------------------
                                        FOR THE PERIOD
                                        OCTOBER 1, 2002
                                       (COMMENCEMENT OF
                                        OPERATIONS) TO
                                        MARCH 31, 2003
                                   -------------------------
                                      AMOUNT        SHARES
                                   -----------     ---------
RETIREMENT CLASS:
Seed money subscriptions           $   100,000        15,612
Subscriptions                          340,968        50,480
Reinvestment of distributions              395            57
Redemptions                             (5,617)         (817)
                                   -----------     ---------
Net increase                       $   435,746        65,332
                                   ===========     =========

                                      FOR THE SIX MONTHS                   FOR THE YEAR
                                             ENDED                             ENDED
                                        MARCH 31, 2003                  SEPTEMBER 30, 2002
                                   -------------------------         -------------------------
                                      AMOUNT        SHARES             AMOUNT         SHARES
                                   -----------     ---------         -----------     ---------
INSTITUTIONAL CLASS:
Subscriptions                      $11,653,468     1,711,874         $19,393,007     2,397,290
Reinvestment of distributions          437,624        64,168             305,166        34,599
Redemptions                         (1,102,784)     (159,508)           (587,730)      (78,732)
                                   -----------     ---------         -----------     ---------
Net increase                       $10,988,308     1,616,534         $19,110,443     2,353,157
                                   ===========     =========         ===========     =========




                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 261

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONCLUDED)

                                                            BOND FUND
                                  ------------------------------------------------------------
                                      FOR THE SIX MONTHS                   FOR THE YEAR
                                             ENDED                             ENDED
                                        MARCH 31, 2003                  SEPTEMBER 30, 2002
                                  --------------------------        --------------------------
                                     AMOUNT        SHARES             AMOUNT         SHARES
                                  ------------   -----------        ------------   -----------
INSTITUTIONAL CLASS:
Subscriptions                     $202,119,994    18,987,777        $862,178,378    83,950,279
Reinvestment of
 distributions                      28,816,841     2,699,490          30,166,377     2,520,626
Exchanges                          (87,799,000)   (8,207,192)            609,012       193,710
Redemptions                        (66,801,977)   (6,237,341)        (63,564,225)   (6,272,073)
                                  ------------   -----------        ------------   -----------
Net increase                      $ 76,335,858     7,242,734        $829,389,542    80,392,542
                                  ============   ===========        ============   ===========

                                                   INFLATION-LINKED BOND FUND
                                  ------------------------------------------------------------
                                                                          FOR THE PERIOD
                                                                         SEPTEMBER 4, 2002
                                      FOR THE SIX MONTHS                 (COMMENCEMENT OF
                                             ENDED                        OPERATIONS) TO
                                        MARCH 31, 2003                  SEPTEMBER 30, 2002
                                  --------------------------        --------------------------
                                     AMOUNT        SHARES              AMOUNT         SHARES
                                  ------------   -----------        ------------   -----------
INSTITUTIONAL CLASS:
Seed money subscriptions          $         --            --        $    100,000        10,000
Subscriptions                       35,811,770     3,537,523                  75             7
Reinvestment of distributions              792            79                  --            --
Exchanges                          103,137,000    10,095,259                  --            --
Redemptions                         (2,283,479)     (217,657)                 --            --
                                  ------------   -----------        ------------   -----------
Net increase                      $136,666,083    13,415,204        $    100,075        10,007
                                  ============   ===========        ============   ===========

RETAIL CLASS:
Seed money subscriptions          $         --            --        $ 21,900,000     2,190,000
Subscriptions                        6,083,660       599,013                 100            10
Reinvestment of distributions          300,643        30,001                  --            --
Exchanges                            7,879,455       778,345                  --            --
Redemptions                           (746,746)      (73,000)                 --            --
                                  ------------   -----------        ------------   -----------
Net increase                      $ 13,517,012     1,334,359        $ 21,900,100     2,190,010
                                  ============   ===========        ============   ===========

                                                        MONEY MARKET FUND
                                  ------------------------------------------------------------
                                      FOR THE SIX MONTHS                   FOR THE YEAR
                                             ENDED                             ENDED
                                        MARCH 31, 2003                  SEPTEMBER 30, 2002
                                  --------------------------        --------------------------
                                     AMOUNT        SHARES             AMOUNT         SHARES
                                  ------------   -----------        ------------   -----------
INSTITUTIONAL CLASS:
Subscriptions                     $ 16,989,883    16,989,883        $340,414,932   340,414,932
Reinvestment of distributions        1,191,103     1,191,103           1,529,441     1,529,441
Exchanges                           (1,973,001)   (1,973,001)          9,597,972     9,597,972
Redemptions                        (28,815,959)  (28,815,959)       (198,183,432) (198,183,432)
                                  ------------   -----------        ------------   -----------
Net increase (decrease)           $(12,607,974)  (12,607,974)       $153,358,913   153,358,913
                                  ============   ===========        ============   ===========




262  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONCLUDED)


NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during the periods ended September 30, 2002 were as follows:

                                                         2002
                                       ---------------------------------------
                                         ORDINARY     LONG-TERM
                                          INCOME     CAPITAL GAIN     TOTAL
                                       -----------   ------------  -----------
Growth Equity Fund                     $   721,601     $    161    $   721,762
Growth & Income Fund                     4,013,504           --      4,013,504
International Equity Fund                1,497,783           --      1,497,783
Equity Index Fund                        1,164,700        2,648      1,167,348
Real Estate Securities Fund                 42,940           --         42,940
Social Choice Equity Fund                  329,372           --        329,372
Bond Fund                               41,877,329      511,556     42,388,885
Inflation-Linked Bond Fund                  35,437           --         35,437
Money Market Fund                        3,013,917           --      3,013,917

The tax character of the fiscal year 2003 distributions will be determined at the end of the fiscal year.

NOTE 7. LINE OF CREDIT

The Growth Equity, Growth & Income, International Equity, Equity Index, and Social Choice Equity Funds participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the six months ended March 31, 2003, the Growth Equity Fund borrowed under this facility. The average daily loan balance during the nine day period for which the loan was outstanding amounted to $109.2 million and the weighted average interest rate was 1.63%. The related interest expense was $44,177. For the six months ended March 31, 2003, there were no other borrowings under this credit facility by the Funds.

The Bond Fund participates in a letter of credit agreement in the amount of $3 million for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the six months ended March 31, 2003, there were no borrowings under this agreement.







               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  263

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



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                                                                    A10844-05/03

                                                [LOGO] Printed on recycled paper

March 31, 2003                                          [GRAPHIC OMITTED]  TIAA
                                                                           CREF




TIAA-CREF
Institutional Mutual Funds

Financial statements (unaudited) including statements of investments and other information about those funds offering the Retirement Class






                                      Semiannual Report | 2003

                                      RETIREMENT CLASS  | GROWTH & INCOME

                                                        | INTERNATIONAL EQUITY

                                                        | LARGE-CAP VALUE

                                                        | MID-CAP GROWTH

                                                        | MID-CAP VALUE

                                                        | SMALL-CAP EQUITY

                                                        | S&P 500 INDEX

                                                        | REAL ESTATE SECURITIES

                                                        | SOCIAL CHOICE EQUITY






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

Contents

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS--RETIREMENT CLASS

    Growth & Income Fund Performance Report ...............................    2
    International Equity Fund Performance Report ..........................    3
    Large-Cap Value Fund Performance Report ...............................    4
    Mid-Cap Growth Fund Performance Report ................................    5
    Mid-Cap Value Fund Performance Report .................................    6
    Small-Cap Equity Fund Performance Report ..............................    7
    S&P 500 Index Fund Performance Report .................................    8
    Real Estate Securities Fund Performance Report ........................    9
    Social Choice Equity Fund Performance Report ..........................   10

STATEMENT OF INVESTMENTS

    Growth & Income Fund ..................................................   11
    International Equity Fund .............................................   15
    Large-Cap Value Fund ..................................................   26
    Mid-Cap Growth Fund ...................................................   29
    Mid-Cap Value Fund ....................................................   33
    Small-Cap Equity Fund .................................................   36
    S&P 500 Index Fund ....................................................   53
    Real Estate Securities Fund ...........................................   59
    Social Choice Equity Fund .............................................   60

FINANCIAL STATEMENTS

    Statements of Assets and Liabilities ..................................   68
    Statements of Operations ..............................................   70
    Statements of Cash Flows ..............................................   72
    Statements of Changes in Net Assets ...................................   74
    Financial Highlights ..................................................   78
    Notes to Financial Statements .........................................   87

PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES ................................ INSIDE BACK COVER

As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Due to market volatility, the current performance of the Institutional Mutual Funds may differ significantly from the funds' performance as reported herein.

(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

From the Vice Chairman

This report contains the performance and financial statements for nine TIAA-CREF Institutional Mutual Funds for the six-month period that ended March 31, 2003. These funds offer a Retirement share class. The financial statements include information about other share classes that are not the subject of this report.

     The Retirement share class was introduced on October 1, 2002. Seven of the funds mentioned above are new ones, launched in October. The International Equity and Social Choice Equity funds were launched in July of 1999. This expanded selection of funds enables investors to fine-tune their allocation strategies and seek out opportunities in individual sectors of the marketplace.

     Four of these new funds--the Large-Cap Value Fund, the Mid-Cap Value Fund, the Mid-Cap Growth Fund, and the Small-Cap Equity Fund--provide relatively pure exposure to specific areas of the equities market. Since we are reporting on the funds for the first time, it is worth noting that the Russell indexes that serve as their benchmarks are designed so that some stocks appear in more than one style category (growth/value) or size range (small/mid/large).

     For example, a few individual stocks might be included in both a value index and a growth index. Where cap sizes are concerned, overlap is inevitable because the Russell Midcap(R) Index is a subset of the Russell 1000(R), the Russell large-cap index.

     However, each of the TIAA-CREF funds do provide relatively pure style and size exposure; their differing rates of return demonstrate that they are indeed tracking different parts of the market.

     The six months that ended March 31 were a time of mixed signals in the economy and mixed returns in the investment markets. Both stock and bond prices were volatile throughout the period, as investors worried about geopolitical tensions and the strength of the economy. Earnings and earnings forecasts among the S&P 500(R) companies rose during both the fourth quarter of 2002 and the first quarter of 2003. However, unemployment continues to be a drag on growth. The rate of unemployment has been above 5% since October 2001 and has slowed the growth of consumer spending, which accounts for more than two-thirds of gross domestic product (GDP).

     As a result, growth rates have been below the long-term trend--3.00% to 3.25%--in four of the last six quarters. Annualized GDP grew a meager 1.6% during the first three months of 2003. These conflicting indicators contributed to abrupt price movements during the six-month period, but the net result was a substantial advance in the broad domestic equities market. The Russell 3000(R) Index posted a return of 4.74%.

     The domestic equity funds reported on here shared in these gains, and two of the four domestic funds using the Dual Investment Management Strategy(R) outperformed their benchmarks during the period, as did the Small-Cap Equity Fund, which is quantitatively managed. The Social Choice Equity Fund also outpaced its benchmark. The S&P 500 Index Fund produced returns comparable to its benchmark, minus the effects of expenses.

     Among international stocks, Morgan Stanley's EAFE(R) Index registered a loss of 2.29%. The International Equity Fund, which uses our Dual Investment Management Strategy, outperformed the index.


--------------------------------------------------------------------------------

[PHOTO OMITTED] MARTIN L. LEIBOWITZ

                VICE CHAIRMAN AND
                CHIEF INVESTMENT
                OFFICER

--------------------------------------------------------------------------------

     The Real Estate Securities Fund exceeded its benchmark's return as well. Detailed descriptions of the funds' performance appear on the following pages.

     For more than a decade, TIAA-CREF has managed many of its equity portfolios using the Dual Investment Management Strategy, which combines individual stock selection and quantitative methods. This approach allows an active team of managers to identify stocks that seem likely to outperform--or underperform--the market, while a team of quantitative managers maintains a portfolio that reflects the characteristics of the benchmark index.

     We recently began implementing a more integrated version of this strategy that provides greater control over the portfolios' risk levels. Under the new method, the active team's recommendations are implemented by the quantitative managers, who can then make any adjustments needed to ensure that the overall portfolio continues to reflect specified characteristics of the benchmark. These refinements contributed to performance during the six-month period, enabling three of the five funds that use the strategy to outperform their benchmarks.

     In today's difficult investing environment, adding value to the market's performance is more important than ever, and we continue to look for new ways to achieve additional value for our investors.


/s/ Martin L. Leibowitz
-----------------------
Martin L. Leibowitz
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER


--------------------------------------------------------------------------------
Since October 1, 2002, many of the TIAA-CREF Institutional Mutual Funds have had multiple share classes. Institutional Class shares are available to clients of the TIAA-CREF Trust Company, FSB, and serve as funding vehicles for the state-sponsored college savings programs administered by TIAA-CREF Tuition Financing, Inc. The funds' Retail Class shares are available to any U.S. resident. Retirement Class shares serve as an investment option of TIAA-CREF Investment SolutionsSM, a program available to certain TIAA-CREF pension plan participants. The nine funds with Retirement Class shares can be used with TIAA-CREF IRAs and Keoghs. For information about the availability of these funds, please call 800 842-2888 concerning Retirement Class shares and 800 223-1200 for Retail Class shares. For information about Institutional Class shares, call the TIAA-CREF Trust Company, FSB at 888 842-9001.
--------------------------------------------------------------------------------

Growth & Income Fund / Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in income-producing (i.e., dividend-paying) stocks.

o Looks for stocks that are attractively priced and show the potential to increase in value faster than the rest of the market.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

        ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

        QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's 4 benchmark index, the S&P 500(R) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o    May invest up to 20% of the fund's portfolio in foreign securities.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Growth & Income Fund's Retirement Share Class returned 3.01%, versus 5.02% for the fund's benchmark, the S&P 500 Index, and 3.01% for the average similar fund, as measured by the Morningstar Large Blend category.

     The large-cap stocks tracked by the S&P 500 made strong gains during October of 2002, but retreated later in the six-month period. The fund's returns lagged that of the benchmark index because of stock selections that included health care companies Baxter International and Cardinal Health and telecommunications firm Verizon Communications. The fund held larger amounts of these stocks than their index weightings, but they did not perform as anticipated.

     Positive contributions, relative to the index, came from holdings in AT&T Wireless, insurer Aetna, and biotechnology company Amgen. Our analysts identified Aetna as an undervalued stock, and the fund benefited when its stock price rose. The fund held larger weightings of these stocks than the index. The fund also benefited by reducing its holdings below index weightings in Altria, the parent company of Philip Morris; Tenet Healthcare; and Coca-Cola.

   As of March 31, 2003, the fund had net assets valued at $428.1 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[Data below represents line chart in the printed piece]

               Growth & Income Fund    S&P 500 Index   Morningstar Large Blend
-----------    --------------------    --------------  -----------------------
9/30/2002             10000               10000              10000
10/31/2002            10814               10880              10714
11/30/2002            11400               11521              11279
12/31/2002            10700               10844              10660
1/31/2003             10455               10560              10390
2/28/2003             10275               10401              10220
3/31/2003             10300               10502              10301

TEN LARGEST HOLDINGS AS OF 3/31/2003

--------------------------------------------------------------------------------
                                  SHARES          MARKET VALUE      PERCENT OF
  COMPANY                     (IN THOUSANDS)     (IN MILLIONS)      NET ASSETS
--------------------------------------------------------------------------------

  ExxonMobil Corp                  547.1            $19.12            4.47
  Wal-Mart Stores, Inc             342.1             17.80            4.16
  Microsoft Corp                   731.7             17.71            4.14
  Johnson & Johnson                256.1             14.82            3.46
  General Electric Co              561.4             14.31            3.34
  Citigroup, Inc                   368.3             12.69            2.96
  Verizon Communications, Inc      311.6             11.02            2.57
  IBM Corp                         135.5             10.63            2.48
  Fannie Mae                       143.8              9.40            2.20
  Bank of America Corp             133.9              8.95            2.09

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 3/31/2003

--------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL RETURN(1)            ANNUAL EXPENSE CHARGE               CLASS
                                            6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------------
  GROWTH & INCOME FUND(2)
    RETIREMENT CLASS                                  3.01%                          0.43%                     10/1/02
---------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index                                       5.02                            --                         --
  Morningstar Large Blend category                    3.01                            --                         --
---------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Investing  in  foreign   securities   presents  certain  unique  risks  not
     associated with domestic investments, such as currency fluctuation and political and economic changes.



2 TIAA-CREF Institutional Mutual Funds o Retirement Class 2003 SEMIANNUAL REPORT

International Equity Fund / Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of firms in at least three countries other than the United States.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

        ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

        QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the Morgan Stanley EAFE(R) (Europe, Australasia, Far East) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o The active managers select individual stocks and let the fund's country and regional asset allocations evolve from those stock selections. However, sector and country exposure are monitored to control risk.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the International Equity Fund's Retirement Share Class returned -1.42%, versus -2.29% for the fund's benchmark, the Morgan Stanley EAFE (Europe, Australasia, Far East) Index, and -3.25% for the average similar fund, as measured by the Morningstar Foreign Stock category.

    During the six-month period, the EAFE Index underperformed the broad domestic stock market as measured by the Russell 3000(R) Index, which gained 4.74%. European stocks, which make up more than two-thirds of the EAFE index, had positive returns during the period, but Pacific stocks declined. The fund outperformed the benchmark index in both sectors because of successful stock selection. The top performers were Centerpulse, a Swiss health care company, and Swiss testing firm Surveillance S.A. The fund also benefited by reducing its holdings in the Pacific region, relative to the index, in companies such as Mitsubishi Tokyo Financial, Sumitomo Mitsui Bank, and Mizuho Holdings.

    Detractors from relative performance included holdings greater than their index weightings in the Netherlands' ASM Lithography, British advertising company WPP Group, and Japan's Nippon Television Network.

    As of March 31, 2003, the fund had net assets valued at $258.7 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

VALUE OF $10,000 INVESTED AT CLASS'S 10/1/2002 INCEPTION

[Data below represents line chart in the printed piece]

                                                                    Morningstar
           International Equity Fund   Morgan Stanley EAFE Index   Foreign Stock
           -------------------------   -------------------------   -------------
9/30/2002            10000                        10000                10000
10/31/2002           10532                        10537                10438
11/30/2002           11010                        11016                10879
12/31/2002           10637                        10645                10518
1/31/2003            10190                        10201                10120
2/28/2003            9951                         9967                 9863
3/31/2003            9766                         9771                 9672

TEN LARGEST HOLDINGS AS OF 3/31/2003

--------------------------------------------------------------------------------------------------------------------------
                                                                SHARES                MARKET VALUE            PERCENT OF
COMPANY                              COUNTRY                (IN THOUSANDS)            (IN MILLIONS)           NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                United Kingdom                409.4                   $7.20                  2.78
Vodafone Group plc                 United Kingdom              2,570.7                    6.61                  2.55
BP plc                             United Kingdom                641.9                    6.08                  2.35
Royal Bank of Scotland
  Group plc                        United Kingdom                257.9                    5.81                  2.25
Unilever NV (Cert)                 Netherlands                   153.1                    4.73                  1.83
iShares MSCI EAFE Index Fund       N/A                            47.3                    4.29                  1.66
Royal Dutch Petroleum Co           Netherlands                   101.4                    4.13                  1.60
HSBC Holdings plc                  United Kingdom                382.8                    3.92                  1.51
Total Fina Elf S.A.                France                         30.7                    3.89                  1.50
Novartis AG.                       Switzerland                    94.8                    3.51                  1.36

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 3/31/2003

--------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL RETURN(1)              ANNUAL EXPENSE CHARGE            CLASS
                                              6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
--------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY FUND(2)
    RETIREMENT CLASS                                   -1.42%                          0.50%                     10/1/02
--------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley EAFE Index                            -2.29                            --                         --
  Morningstar Foreign Stock category                   -3.25                            --                         --
--------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Investing  in  foreign   securities   presents  certain  unique  risks  not
     associated with domestic investments, such as currency fluctuation and political and economic changes.


2003 SEMIANNUAL REPORT Retirement Class o TIAA-CREF Institutional Mutual Funds 3

Large-Cap Value Fund / Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of large domestic companies (as defined by the fund's benchmark index, the Russell 1000(R) Value Index) that appear undervalued.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

        ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

        QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o    May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Large-Cap Value Fund's Retirement Share Class returned 3.44%. The fund's benchmark, the Russell 1000 Value Index, returned 3.90% for the period, and the average similar fund returned 2.60%, as measured by the Morningstar Large Value category.

     Value stocks trailed growth issues for the six-month period, with the Russell 1000 Growth Index returning 6.01%. Among value stocks, large caps outpaced both small caps and mid caps, as measured by the Russell indexes. The fund's return lagged the benchmark's because of stock selections that included holdings in financial services company UnumProvident, AT&T, and conglomerate Textron. The fund held larger weightings of these stocks than the benchmark index, but these stocks did not perform as anticipated.

     Positive contributions, relative to the index, came from holdings that included insurer Aetna, Liberty Media Corp., and international forest products company Weyerhaeuser. The fund held larger weightings of these stocks than the index. The fund also benefited by reducing its holdings below index weightings in such companies as AT&T Wireless, Viacom, and ChevronTexaco.

     These positive performance factors were not enough to enable the fund to outpace the index for the period.

     As of March 31, 2003, the fund had net assets valued at $27.5 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.



VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[Data below represents line chart in the printed piece]

                                                                   Morningstar
               Large-Cap Value Fund   Russell 1000 Value Index     Large Value
               --------------------   ------------------------     -----------
9/30/2002           10000                       10000                 10000
10/31/2002          10745                       10741                 10654
11/30/2002          11404                       11417                 11333
12/31/2002          10909                       10922                 10810
1/31/2003           10648                       10657                 10531
2/28/2003           10365                       10373                 10252
3/31/2003           10375                       10390                 10253


TEN LARGEST HOLDINGS AS OF 3/31/2003

--------------------------------------------------------------------------------
                                SHARES          MARKET VALUE         PERCENT OF
  COMPANY                   (IN THOUSANDS)     (IN THOUSANDS)        NET ASSETS
--------------------------------------------------------------------------------

  ExxonMobil Corp                 46.2            $1,614.7             5.87
  Citigroup, Inc                  29.1             1,002.5             3.65
  Bank of America Corp            12.8               855.6             3.11
  Aetna, Inc                      15.3               754.3             2.74
  Monsanto Co                     43.6               714.2             2.60
  IBM Corp                         8.1               637.6             2.32
  Weyerhaeuser Co                 13.3               636.1             2.31
  Wells Fargo & Co                14.0               629.9             2.29
  SBC Communications, Inc         30.2               605.8             2.20
  U.S. Bancorp                    31.8               603.6             2.20


--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 3/31/2003

--------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL RETURN(1)              ANNUAL EXPENSE CHARGE            CLASS
                                             6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
--------------------------------------------------------------------------------------------------------------------------
  LARGE-CAP VALUE FUND(2)
    RETIREMENT CLASS                                     3.44%                          0.43%                     10/1/02
--------------------------------------------------------------------------------------------------------------------------

  Russell 1000 Value Index3                              3.90                            --                         --
  Morningstar Large Value category                       2.60                            --                         --
--------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Investing  in  foreign   securities   presents  certain  unique  risks  not
     associated with domestic investments, such as currency fluctuation and political and economic changes.

(3)  Russell  1000  is a  trademark  and a  service  mark of the  Frank  Russell
     Company.

4 TIAA-CREF Institutional Mutual Funds o Retirement Class 2003 SEMIANNUAL REPORT

Mid-Cap Growth Fund / Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Growth Index) that present the opportunity for growth.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

        ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

        QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o    May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Mid-Cap Growth Fund's Retirement Share Class returned 11.31%. The fund's benchmark, the Russell Midcap Growth Index, returned 9.14% for the period, while the average similar fund returned 2.61%, as measured by the Morningstar Mid Growth category.

     Growth stocks led value issues during the period, with the 6.01% return of the Russell 1000(R) Growth Index outperforming the 3.90% return of the Russell 1000 Value Index. Among growth stocks, mid caps outpaced both large caps and small caps, as measured by the Russell indexes. The fund's returns outperformed the benchmark's, primarily because of successful stock selection. The top performers were insurer Aetna and technology companies BEA Systems and Network Associates. The fund also benefited by reducing its holdings, relative to the benchmark, in such companies as Harrah's Entertainment, Darden Restaurants, and technology firm Electronic Arts.

     Holdings with the largest negative effect on the fund's perfor-mance, versus that of the benchmark index, included health care companies AmerisourceBergen and Universal Health Services. The fund had larger weightings of these stocks than the index, but these stocks did not perform as anticipated. An underweight position in Nextel Communications also detracted from performance.

     Positive performance factors, however, offset negative ones, enabling the fund to outpace the index for the period. As of March 31, 2003, the fund had net assets valued at $18.9 million.

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.


VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[Data below represents line chart in the printed piece]

                                              Russell                Morningstar
                 Mid-Cap Growth Fund    Mid-Cap Growth Index         Mid Growth
                 -------------------    --------------------         -----------
9/30/2002             10000                     10000                   10000
10/31/2002            10770                     10775                   10521
11/30/2002            11605                     11618                   11141
12/31/2002            10904                     10916                   10435
1/31/2003             10797                     10809                   10273
2/28/2003             10701                     10715                   10120
3/31/2003             10893                     10914                   10254


TEN LARGEST HOLDINGS AS OF 3/31/2003

--------------------------------------------------------------------------------
                                 SHARES         MARKET VALUE         PERCENT OF
  COMPANY                    (IN THOUSANDS)     (IN THOUSANDS)       NET ASSETS
--------------------------------------------------------------------------------

  Anthem, Inc                       5.6            $369.4              1.96
  St. Jude Medical, Inc             7.0             341.8              1.81
  Yahoo! Inc                       13.1             314.8              1.67
  Starbucks Corp                   11.9             306.0              1.62
  H & R Block, Inc                  6.9             292.9              1.55
  Biomet, Inc                       9.4             287.3              1.52
  Bed Bath & Beyond, Inc            8.0             275.7              1.46
  MedImmune, Inc                    8.3             273.3              1.45
  Adobe Systems, Inc                8.7             268.3              1.42
  Danaher Corp                      4.0             263.2              1.39


PERFORMANCE AT A GLANCE AS OF 3/31/2003

----------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL RETURN(1)              ANNUAL EXPENSE CHARGE            CLASS
                                               6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
----------------------------------------------------------------------------------------------------------------------------
  MID-CAP GROWTH FUND(2,3)
    RETIREMENT CLASS                                      11.31%                          0.43%                     10/1/02
----------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Growth Index(4)                           9.14                            --                         --
  Morningstar Mid Growth category                          2.61                            --                         --
----------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3)  Investing  in  foreign   securities   presents  certain  unique  risks  not
     associated with domestic investments, such as currency fluctuation and political and economic changes.

(4) Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.



2003 SEMIANNUAL REPORT Retirement Class o TIAA-CREF Institutional Mutual Funds 5

Mid-Cap Value Fund / Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Value Index) that appear undervalued.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

        ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

        QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the0 fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o    May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Mid-Cap Value Fund's Retirement Share Class returned 4.74%. The fund's benchmark, the Russell Midcap Value Index, returned 2.73% for the period, while the average similar fund returned 1.92%, as measured by the Morningstar Mid Value category.

     During the six-month period, value stocks underperformed the overall domestic market, as measured by the Russell 3000(R) Index, which posted a 4.74% return. The fund outperformed the benchmark index, primarily because of successful stock selection. The top performers included electronics company Atmel, insurer Aetna, and telecommunications company Broadwing. The fund also benefited by reducing its holdings, relative to the index, in a number of companies including HealthSouth, Allegheny Energy, and TRW Corp.

     Holdings with the largest negative effect on the fund's perfor-mance, versus that of the benchmark, included financial services company UnumProvident, conglomerate Textron, and North Fork Bancorp. The fund had larger weightings of these stocks than the benchmark, but these stocks did not perform as anticipated.

     As of March 31, 2003, the fund had net assets valued at $13.9 million.

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[Data below represents line chart in the printed piece]

                                               Russell              Morningstar
                   Mid-Cap Value Fund    Mid-Cap Value Index         Mid Value
                   ------------------    -------------------       ------------
9/30/2002              10000                    10000                 10000
10/31/2002             10323                    10318                 10411
11/30/2002             10958                    10967                 11158
12/31/2002             10699                    10707                 10721
1/31/2003              10396                    10410                 10452
2/28/2003              10223                    10238                 10179
3/31/2003              10256                    10273                 10191


TEN LARGEST HOLDINGS AS OF 3/31/2003

------------------------------------------------------------------------------------------
                                              SHARES        MARKET VALUE       PERCENT OF
  COMPANY                                 (IN THOUSANDS)    (IN THOUSANDS)     NET ASSETS
------------------------------------------------------------------------------------------
  Aetna, Inc                                    6.2            $304.9             2.19
  Monsanto Co                                  18.0             295.7             2.12
  Charter One Financial, Inc                   10.0             277.1             1.99
  Union Planters Corp                           9.8             258.5             1.85
  Pitney Bowes, Inc                             8.1             258.4             1.85
  Hibernia Corp (Class A)                      15.0             254.4             1.83
  Safeco Corp                                   7.0             244.8             1.76
  Apache Corp                                   3.9             239.6             1.72
  International Flavors & Fragrances, Inc       7.4             230.1             1.65
  CSX Corp                                      8.0             227.2             1.63

PERFORMANCE AT A GLANCE AS OF 3/31/2003

----------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL RETURN(1)              ANNUAL EXPENSE CHARGE            CLASS
                                              6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
----------------------------------------------------------------------------------------------------------------------------
    MID-CAP VALUE FUND(2,3)
    RETIREMENT CLASS                                      4.74%                          0.43%                     10/1/02
----------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Value Index(4)                           2.73                            --                         --
  Morningstar Mid Value category                          1.92                            --                         --
----------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3)  Investing  in  foreign   securities   presents  certain  unique  risks  not
     associated with domestic investments, such as currency fluctuation and political and economic changes.

(4) Russell Midcap and Russell 3000 are trademarks and service marks of the Frank Russell Company.


6 TIAA-CREF Institutional Mutual Funds o Retirement Class 2003 SEMIANNUAL REPORT


================================================================================

Small-Cap Equity Fund / Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of smaller domestic companies, across a wide range of sectors, growth rates, and valuations, that appear to have favorable prospects for significant long-term capital appreciation.

o Seeks to add incremental return over that of its benchmark index, the Russell 2000(R) Index, while also managing the relative risk of the fund versus its benchmark.

o Uses proprietary mathematical models to evaluate and score stocks. These models weigh many variables, including the valuation of the stock versus the market or its peers, earnings and growth prospects, and the stock's price and volume trends. Managers build a portfolio based on this scoring process, while considering weightings of the stock and its sector in the benchmark index, correlations between the performance of stocks in the index, and trading costs.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Small-Cap Equity Fund's Retirement Share Class returned 1.89%. The fund's benchmark, the Russell 2000 Index, returned 1.39% for the period, and the average similar fund returned -0.55%, as measured by the Morningstar Small Blend category.

     During the six-month period, small-cap stocks participated in the volatility that marked the domestic stock market in general. After hitting a five-year low in October, stock prices moved upward until late November, then drifted down again. There were rallies in January and March, but both soon lost steam, leaving in place only a portion of the gains made over the period. The small-cap stocks tracked by the Russell 2000 Index trailed both the 4.98% return of large caps, as measured by the Russell 1000(R) Index, and the 5.37% return of mid caps, as measured by the Russell Midcap(R) Index. The small-cap category included many "fallen angels"--stocks that were once large-cap or mid-cap issues but saw sharp declines in their prices.

     The fund outperformed the benchmark index, primarily because of successful stock selection. The top performers were NPS Pharmaceuticals, biotechnology company Tanox, and Adtran, a telecommunications firm. However, the fund was hurt by overweight holdings, relative to the benchmark, in several companies, including W.R. Grace and Interstate Bakeries.

     As of March 31, 2003, the fund had net assets valued at $27.7 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.


VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[Data below represents line chart in the printed piece]

                      Small-Cap                                     Morningstar
                     Equity Fund           Russell 2000 Index       Small Blend
                    --------------         ------------------       ------------
S9/30/2002              10000                     10000                10000
10/31/2002              10345                     10321                10256
11/30/2002              11283                     11242                10918
12/31/2002              10654                     10616                10461
1/31/2003               10350                     10322                10164
2/28/2003               10058                     10010                9854
3/31/2003               10188                     10139                9942

TEN LARGEST HOLDINGS AS OF 3/31/2003

--------------------------------------------------------------------------------
                                          SHARES      MARKET VALUE    PERCENT OF
COMPANY                               (IN THOUSANDS)  (IN THOUSANDS)  NET ASSETS
--------------------------------------------------------------------------------
Scios, Inc                                   2.2        $  96.9          0.35
ITT Educational Services, Inc                3.4           95.2          0.34
Macerich Co                                  2.9           91.9          0.33
Landstar System, Inc                         1.5           86.3          0.31
Western Digital Corp                         9.4           85.2          0.31
LandAmerica Financial Group, Inc             2.1           83.5          0.30
UGI Corp                                     1.8           82.3          0.30
Oneok, Inc                                   4.4           80.7          0.29
Philadelphia Consolidated Holding Corp       2.2           79.2          0.29
Cabot Oil & Gas Corp (Class A)               3.2           76.8          0.28

PERFORMANCE AT A GLANCE AS OF 3/31/2003

--------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL RETURN(1)              ANNUAL EXPENSE CHARGE            CLASS
                                            6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
--------------------------------------------------------------------------------------------------------------------------
    SMALL-CAP EQUITY FUND(2)
    RETIREMENT CLASS                                    1.89%                          0.43%                     10/1/02
--------------------------------------------------------------------------------------------------------------------------
  Russell 2000 Index(3)                                 1.39                            --                         --
  Morningstar Small Blend category                     -0.55                            --                         --
--------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(3) Russell 1000, Russell 2000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.

2003 SEMIANNUAL REPORT Retirement Class o TIAA-CREF Institutional Mutual Funds 7

S&P 500 Index Fund / Retirement

PORTFOLIO PROFILE

o Tracks the market for a broad range of large capitalization U.S. companies as represented by the S&P 500(R) Index, a weighted index of the stocks of the 500 largest companies in the United States, in terms of market capitalization.

o The S&P 500 Index is widely recognized as a guide to the overall health of the U.S. stock market.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the S&P 500 Index Fund's Retirement Share Class returned 4.90%, versus 5.02% for the fund's benchmark, the S&P 500 Index, and 3.01% for the average similar fund, as measured by the Morningstar Large Blend category.

     The S&P 500 Index rose 8.44% during the fourth quarter of 2002, with all 10 of its sectors posting advances. Gains ranged from 0.54% in consumer staples to 36.43% in telecommunications. The large-cap stocks tracked by the S&P 500 Index outperformed the broad domestic market, as measured by the Russell 3000(R) Index, which returned 8.02% for the quarter.

     However, stock prices had begun to fall in late November, and that trend continued--despite brief rallies in January and March--during the first quarter of 2003. Every sector of the S&P 500 registered declines, except health care, which posted a 0.85% gain. Quarterly losses within individual sectors ranged from 0.02% in energy to 15.08% in telecommunications. The index as a whole declined 3.15% for the quarter. This left the large-cap stocks of the S&P 500 with a six-month total return of 5.02%, outpacing the 4.74% return of the Russell 3000.

     During the period, the fund's returns were comparable to the benchmark's, minus the effect of expenses and some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

     As of March 31, 2003, the fund had net assets valued at $61.0 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[Data below represents line chart in the printed piece]

                        S&P 500                                     Morningstar
                       Index Fund           S&P 500 Index           Large Blend
                      ------------          -------------           ------------
S9/30/2002                10000                 10000                  10000
10/31/2002                10880                 10880                  10714
11/30/2002                11513                 11521                  11279
12/31/2002                10835                 10844                  10660
1/31/2003                 10533                 10560                  10390
2/28/2003                 10393                 10401                  10220
3/31/2003                 10489                 10502                  10301

TEN LARGEST HOLDINGS AS OF 3/31/2003

--------------------------------------------------------------------------------
                                         SHARES      MARKET VALUE     PERCENT OF
COMPANY                              (IN THOUSANDS)  (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
Microsoft Corp                             83.2       $   2.01           3.30
General Electric Co                        77.4           1.97           3.24
ExxonMobil Corp                            52.3           1.83           3.00
Wal-Mart Stores, Inc                       34.3           1.78           2.93
Pfizer, Inc                                47.9           1.49           2.45
Citigroup, Inc                             40.0           1.38           2.26
Johnson & Johnson                          23.1           1.34           2.19
IBM Corp                                   13.1           1.03           1.69
American International Group, Inc          20.3           1.00           1.65
Merck & Co, Inc                            17.5           0.96           1.57

PERFORMANCE AT A GLANCE AS OF 3/31/2003

------------------------------------------------------------------------------------------------------------------------
                                               TOTAL RETURN(1)              ANNUAL EXPENSE CHARGE            CLASS
                                          6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------
  S&P 500 INDEX FUND(2)
    RETIREMENT CLASS                                  4.90%                          0.37%                     10/1/02
------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index                                       5.02                            --                         --
  Morningstar Large Blend category                    3.01                            --                         --
------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) Standard & Poor's 500 Index and S&P are registered trademarks. The S&P 500 Index is an unmanaged index of 500 stocks. S&P 500 is a trademark of the McGraw-Hill Companies, Inc.

8 TIAA-CREF Institutional Mutual Funds o Retirement Class 2003 SEMIANNUAL REPORT

Real Estate Securities Fund / Retirement

PORTFOLIO PROFILE

o Invests at least 80% of its assets in equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts ("REITs"). The fund does not make direct investments in real estate.

o Uses a research-oriented process with a focus on cash flows, asset values, and our belief in managements' ability to increase shareholder value.

o May invest up to 10% of the fund's assets in real estate securities of foreign issuers and up to 20% of its assets in equity and debt securities of issuers that are not engaged in or related to the real estate industry.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Real Estate Securities Fund's Retirement Share Class returned 4.86%. The fund's benchmark, the Wilshire Real Estate Securities Index, posted a return of 2.20% for the period, and the average similar fund returned 2.16%, as measured by the Morningstar Specialty Real Estate category.

     The fund was able to add substantial additional value beyond the return posted by the index, mainly through judicious sector allocations. One example was an oversized position, relative to the benchmark index, in the retail properties sector. These companies have enjoyed current earnings growth rates of 4% to 6%, which are higher than those of the overall real estate market. The fund's return was also helped by an overweight in the self-storage facilities sector, which traditionally does well in times of economic uncertainty.

     In addition, the fund's performance benefited from reduced holdings, relative to the benchmark, in the apartment sector. This area of the market has suffered recently because historically low interest rates have encouraged renters to buy their own homes, and, at the same time, the supply of apartment units has been increasing. Reduced holdings in the office sector also added value.

     Throughout the period, the fund maintained a well-diversified portfolio in nine sectors of the domestic real estate industry and across all three cap sizes in order to reduce the risk of underperforming the benchmark.

     As of March 31, 2003, the fund had net assets valued at $75.1 million.

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[Data below represents line chart in the printed piece]

                Real Estate            Wilshire Real            Morningstar
              Securities Fund     Estate Securities Index  Specialty Real Estate
             ------------------   -----------------------  ---------------------
9/30/2002            10000                  10000                  10000
10/31/2002           9660                   9503                   9598
11/30/2002           9968                   9973                   9985
12/31/2002           10179                  10119                  10092
1/31/2003            10065                  9822                   9853
2/28/2003            10253                  9967                   10001
3/31/2003            10484                  10220                  10218

TEN LARGEST HOLDINGS AS OF 3/31/2003

--------------------------------------------------------------------------------
                                         SHARES      MARKET VALUE     PERCENT OF
COMPANY                              (IN THOUSANDS)  (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------

Vornado Realty Trust                        90.0        $   3.22         4.29
Public Storage, Inc                        102.3            3.10         4.13
ProLogis                                    90.0            2.28         3.03
Boston Properties, Inc                      58.3            2.21         2.94
Equity Office Properties Trust              85.0            2.16         2.88
Crescent Real Estate Equities Co           150.0            2.16         2.87
Reckson Associates Realty Corp             113.4            2.13         2.84
Catellus Development Corp                  101.4            2.13         2.83
Home Properties of New York, Inc            60.0            1.99         2.65
Post Properties, Inc                        70.0            1.69         2.25

PERFORMANCE AT A GLANCE AS OF 3/31/2003

-------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL RETURN(1)              ANNUAL EXPENSE CHARGE            CLASS
                                                 6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
-------------------------------------------------------------------------------------------------------------------------------
  REAL ESTATE SECURITIES FUND(2,3)
    RETIREMENT CLASS                                         4.86%                          0.44%                     10/1/02
-------------------------------------------------------------------------------------------------------------------------------
  Wilshire Real Estate Securities Index                      2.20                            --                         --
  Morningstar Specialty Real Estate category                 2.16                            --                         --
-------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The Real Estate Securities Fund is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks including fluctuation in underlying property values, expenses and income, and potential environmental liabilities.

(3)  Investing  in  foreign   securities   presents  certain  unique  risks  not
     associated with domestic investments, such as currency fluctuation and political and economic changes.

2003 SEMIANNUAL REPORT Retirement Class o TIAA-CREF Institutional Mutual Funds 9

Social Choice Equity Fund / Retirement

PORTFOLIO PROFILE

o This fund invests primarily in stocks in the Russell 3000(R) Index that pass two kinds of social screens. First, it excludes certain companies based on revenues derived from alcohol, tobacco, gambling, weapons production, or nuclear power.

o    The  remaining   companies  are  then   evaluated  and  selected  based  on
     qualitative criteria, such as respect for the environment, diversity, charitable giving, fair labor and governance practices, quality products, and leadership in research and development.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Social Choice Equity Fund's Retirement Share Class returned 5.22%, versus 4.74% for the fund's benchmark, the Russell 3000 Index, and 3.01% for the average similar fund, as measured by the Morningstar Large Blend category.

     The fund's returns surpassed the return of the Russell 3000 Index for the period because the fund's social screens precluded it from holding several stocks that are components of the benchmark and that performed poorly during the period. For example, Altria, the parent company of Philip Morris, failed the tobacco screen while Boeing failed the military weapons contracting screen. Companies excluded for failing various qualitative screens included Tenet Healthcare, because of marketing and contracting concerns; and Viacom, because of labor issues.

     At the same time, the fund's qualitative screens prevented its owning several stocks that appear in the benchmark and performed well during the period. Relative performance suffered from the fund's lack of investments in Citigroup, because of predatory lending concerns, marketing and contracting issues, and diversity controversies; ExxonMobil, because of environmental concerns; and Wyeth, because of diversity controversies and product safety issues.

     As of March 31, 2003, the fund had net assets valued at $48.7 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

VALUE OF $10,000 INVESTED AT CLASS'S 10/1/2002 INCEPTION

[Data below represents line chart in the printed piece]

                     Social Choice                                  Morningstar
                      Equity Fund         Russell 3000 Index        Large Blend
                   -----------------      ------------------        ------------
S9/30/2002              10000                    10000                 10000
10/31/2002              10827                    10796                 10714
11/30/2002              11435                    11450                 11279
12/31/2002              10835                    10802                 10660
1/31/2003               10585                    10538                 10390
2/28/2003               10412                    10365                 10220
3/31/2003               10522                    10474                 10301

--------------------------------------------------------------------------------
                                        SHARES      MARKET VALUE     PERCENT OF
 COMPANY                            (IN THOUSANDS)  (IN THOUSANDS)   NET ASSETS
--------------------------------------------------------------------------------

Johnson & Johnson                         26.3       $  1,522.0          3.12
Microsoft Corp                            55.9          1,353.3          2.78
Merck & Co, Inc                           22.0          1,205.2          2.47
Procter & Gamble Co                       12.4          1,104.2          2.27
IBM Corp                                  11.8            925.5          1.90
Bank of America Corp                      13.7            915.7          1.88
American International Group, Inc         18.3            904.9          1.86
Coca-Cola Co                              20.1            813.6          1.67
Wells Fargo & Co                          16.5            742.3          1.52
Intel Corp                                43.8            713.1          1.46

PERFORMANCE AT A GLANCE AS OF 3/31/2003

-------------------------------------------------------------------------------------------------------------------------
                                                TOTAL RETURN(1)             ANNUAL EXPENSE CHARGE              CLASS
                                           6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
-------------------------------------------------------------------------------------------------------------------------
  SOCIAL CHOICE EQUITY FUND
    RETIREMENT CLASS                                 5.22%                          0.37%                     10/1/02
-------------------------------------------------------------------------------------------------------------------------
  Russell 3000 Index(2)                              4.74                            --                         --
  S&P 500 Index(3)                                   5.02                            --                         --
  Morningstar Large Blend category                   3.01                            --                         --
-------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2)  Russell  3000  is a  trademark  and a  service  mark of the  Frank  Russell
     Company.
(3)  The S&P 500 Index was the fund's benchmark prior to July 1, 2002.

10 TIAA-CREF Institutional Mutual Funds o Retirement Class
                                                          2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited)- INSTITUTIONAL GROWTH AND INCOME FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                               VALUE         %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Accessory Stores ............................  $    524,376    0.12%
Apparel and Other Textile Products ......................       267,173    0.06
Building Materials and Garden Supplies ..................     9,716,482    2.27
Business Services .......................................    37,560,785    8.77
Chemicals and Allied Products ...........................    49,016,205   11.45
Communications ..........................................    29,311,128    6.85
Depository Institutions .................................    44,907,859   10.49
Eating and Drinking Places ..............................       656,343    0.15
Electric, Gas, and Sanitary Services ....................     7,492,155    1.75
Electronic and Other Electric Equipment .................    25,430,675    5.94
Engineering and Management Services .....................     1,583,569    0.37
Fabricated Metal Products ...............................       927,322    0.22
Food and Kindred Products ...............................    21,995,911    5.14
Food Stores .............................................     4,551,649    1.06
Forestry ................................................     1,731,063    0.40
Furniture and Fixtures ..................................       422,415    0.10
Furniture and Homefurnishings Stores ....................       790,812    0.18
General Merchandise Stores ..............................    19,931,623    4.66
Health Services .........................................       831,624    0.19
Holding and Other Investment Offices ....................     1,763,884    0.41
Hotels and Other Lodging Places .........................       966,094    0.23
Industrial Machinery and Equipment ......................    38,795,971    9.06
Instruments and Related Products ........................     5,614,569    1.31
Insurance Agents, Brokers and Service ...................       376,376    0.09
Insurance Carriers ......................................    22,475,437    5.25
Lumber and Wood Products ................................       133,704    0.03
Metal Mining ............................................        53,008    0.01
Miscellaneous Manufacturing Industries ..................       143,067    0.03
Miscellaneous Retail ....................................     2,128,244    0.50
Motion Pictures .........................................     1,897,526    0.44
Nondepository Institutions ..............................    16,382,512    3.83
Nonmetallic Minerals, Except Fuels ......................       172,311    0.04
Oil and Gas Extraction ..................................     8,359,084    1.95
Paper and Allied Products ...............................     1,304,702    0.31
Petroleum and Coal Products .............................    19,241,752    4.49
Primary Metal Industries ................................     1,177,951    0.28
Printing and Publishing .................................       626,340    0.15
Railroad Transportation .................................       440,239    0.10
Rubber and Miscellaneous Plastics Products ..............     1,293,410    0.30
Security and Commodity Brokers ..........................    10,302,061    2.41
Tobacco Products ........................................       263,552    0.06
Transportation By Air ...................................       742,219    0.17
Transportation Equipment ................................    10,275,027    2.40
Transportation Services .................................       126,389    0.03
Trucking and Warehousing ................................     6,932,910    1.62
Wholesale Trade-Durable Goods ...........................    14,845,784    3.47
Wholesale Trade-Nondurable Goods ........................     2,208,761    0.52
                                                           ------------  ------
TOTAL COMMON STOCK (COST $470,095,205) ..................   426,692,053   99.66
                                                           ------------  ------

TOTAL PORTFOLIO (COST $470,095,205) .....................   426,692,053   99.66
OTHER ASSETS & LIABILITIES, NET .........................     1,441,373    0.34
                                                           ------------  ------
NET ASSETS ..............................................  $428,133,426  100.00%
                                                           ============  ======


    SHARES                                                            VALUE
    ------                                                            -----

COMMON STOCK--99.66%
 APPAREL AND ACCESSORY STORES--0.12%
      30,800        Limited Brands, Inc ..........................  $   396,396
       7,900        Nordstrom, Inc ...............................      127,980
                                                                    -----------
                    TOTAL APPAREL AND ACCESSORY STORES                  524,376
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.06%
       7,100        VF Corp ......................................      267,173
                                                                    -----------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS            267,173
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.27%
     131,000        Home Depot, Inc ..............................    3,191,160
     159,856        Lowe's Cos ...................................    6,525,322
                                                                    -----------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      9,716,482
                                                                    -----------
 BUSINESS SERVICES--8.77%
     249,100      * AOL Time Warner, Inc .........................    2,705,226
      33,400        Automatic Data Processing, Inc ...............    1,028,386
      61,000      * Cendant Corp .................................      774,700
         828      * Cognizant Technology Solutions Corp ..........       55,766
       9,600      * Computer Sciences Corp .......................      312,480
      21,100      * Compuware Corp ...............................       71,529
      10,200      * Convergys Corp ...............................      134,640
      28,200        Electronic Data Systems Corp .................      496,320
       7,900        Equifax, Inc .................................      157,921
      22,800      * Interpublic Group Of Cos, Inc ................      212,040
     731,684        Microsoft Corp ...............................   17,714,070
          48      * Novell, Inc ..................................          103
     571,700      * Oracle Corp ..................................    6,202,373
      14,500      * Parametric Technology Corp ...................       31,465
      10,100      * Robert Half International, Inc ...............      134,431
     883,085      * Sun Microsystems, Inc ........................    2,878,857
      15,700      * Sungard Data Systems, Inc ....................      334,410
     108,353      * Symantec Corp ................................    4,245,271
       6,598      * TMP Worldwide, Inc ...........................       70,797
                                                                    -----------
                    TOTAL BUSINESS SERVICES                          37,560,785
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--11.45%
      26,235        Abbott Laboratories ..........................      986,698
      86,319        Air Products & Chemicals, Inc ................    3,576,196
     132,635      * Amgen, Inc ...................................    7,633,144
       4,622        Clorox Co ....................................      213,398
      27,169      * Gilead Sciences, Inc .........................    1,140,826
      46,200        Gillette Co ..................................    1,429,428
       5,200        International Flavors & Fragrances, Inc ......      161,668
      24,947        Lilly (Eli) & Co .............................    1,425,721
      65,100        Merck & Co, Inc ..............................    3,566,178
       9,300        PPG Industries, Inc ..........................      419,244
     269,759        Pfizer, Inc ..................................    8,405,690
     158,142        Pharmacia Corp ...............................    6,847,549
      46,836        Procter & Gamble Co ..........................    4,170,746
     120,029        Rohm & Haas Co ...............................    3,574,464
     144,507        Wyeth ........................................    5,465,255
                                                                    -----------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS              49,016,205
                                                                    -----------
 COMMUNICATIONS--6.85%
      57,852      * AT&T Wireless Services, Inc ..................      381,823
      43,017        AT&T Corp ....................................      696,875
          22      * Avaya, Inc ...................................           45
     108,587        BellSouth Corp ...............................    2,353,080
      33,542      * Clear Channel Communications, Inc ............    1,137,745
     207,338      * Comcast Corp .................................    5,927,793
      28,942      * Comcast Corp Special .........................      795,616
     207,660      * Lucent Technologies, Inc .....................      305,260
      94,782      * Qwest Communications International, Inc ......      330,789
      82,270        SBC Communications, Inc ......................    1,650,336
      49,967        Sprint Corp (FON Group) ......................      587,112
      59,300      * Sprint Corp (PCS Group) ......................      258,548


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  11

Statement of Investments
      (Unaudited) - INSTITUTIONAL GROWTH AND INCOME FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 COMMUNICATIONS--(CONTINUED)
      12,800      * Univision Communications, Inc (Class A) ......  $   313,728
     311,619        Verizon Communications, Inc ..................   11,015,732
      97,389      * Viacom, Inc (Class B) ........................    3,556,646
                                                                    -----------
                    TOTAL COMMUNICATIONS                             29,311,128
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.49%
      19,400        AmSouth Bancorp ..............................      385,672
     133,943        Bank Of America Corp .........................    8,952,750
      42,800        Bank Of New York Co, Inc .....................      877,400
     159,011        Bank One Corp ................................    5,504,961
     368,259        Citigroup, Inc ...............................   12,686,523
       9,700        Comerica, Inc ................................      367,436
      28,400      * Concord EFS, Inc .............................      266,960
      51,146        J.P. Morgan Chase & Co .......................    1,212,672
      23,300        KeyCorp ......................................      525,648
      24,100        Mellon Financial Corp ........................      512,366
      12,968        Northern Trust Corp ..........................      394,876
      16,700        Synovus Financial Corp .......................      298,763
     267,451        U.S. Bancorp .................................    5,076,220
     167,931        Wachovia Corp ................................    5,721,409
      47,215        Wells Fargo & Co .............................    2,124,203
                                                                    -----------
                    TOTAL DEPOSITORY INSTITUTIONS                    44,907,859
                                                                    -----------
 EATING AND DRINKING PLACES--0.15%
       3,800        Darden Restaurants, Inc ......................       67,830
       6,800        Wendy's International, Inc ...................      187,068
      16,500      * Yum! Brands, Inc .............................      401,445
                                                                    -----------
                    TOTAL EATING AND DRINKING PLACES                    656,343
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--1.75%
      32,200      * AES Corp .....................................      116,564
       7,393      * Allegheny Energy, Inc ........................       45,911
      11,619      * Allied Waste Industries, Inc .................       92,836
       9,000        Ameren Corp ..................................      351,450
       8,400      * CMS Energy Corp ..............................       37,044
      22,300      * Calpine Corp .................................       73,590
      17,938        Centerpoint Energy, Inc ......................      126,463
       9,400        Cinergy Corp .................................      316,310
      12,500        Consolidated Edison, Inc .....................      480,875
       9,600        Constellation Energy Group, Inc ..............      266,208
      19,200      * Edison International .........................      262,848
       6,600        FPL Group, Inc ...............................      388,938
      17,300        FirstEnergy Corp .............................      544,950
      23,869      * Mirant Corp ..................................       38,190
      14,183        NiSource, Inc ................................      258,131
         122      * NiSource, Inc (Sails) ........................          257
      11,500        Nicor, Inc ...................................      314,180
      23,800      * PG&E Corp ....................................      320,110
       9,900        PPL Corp .....................................      352,539
      19,300        Pinnacle West Capital Corp ...................      641,532
      13,800        Progress Energy, Inc .........................      540,270
         200      * Progress Energy, Inc (Cvo) ...................           90
      11,900        Sempra Energy ................................      297,024
      40,200        TECO Energy, Inc .............................      427,326
      19,000        TXU Corp .....................................      339,150
           1        Texas Genco Holdings, Inc ....................           17
      34,000        Waste Management, Inc ........................      720,120
      30,400        Williams Cos, Inc ............................      139,232
                                                                    -----------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        7,492,155
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--5.94%
      96,700      * Analog Devices, Inc ..........................    2,659,250
      24,133      * CIENA Corp ...................................      105,461
       9,400        Cooper Industries Ltd (Class A) ..............      335,674
      23,500        Emerson Electric Co ..........................    1,065,725
     561,358        General Electric Co ..........................   14,314,629
     316,391        Intel Corp ...................................    5,150,845
      20,800      * LSI Logic Corp ...............................       94,016
      18,000        Maxim Integrated Products, Inc ...............      650,160
       4,300        Maytag Corp ..................................       81,829
      10,648        Molex, Inc ...................................      228,719
       8,487      * Nvidia Corp ..................................      109,058
       9,300      * PMC-Sierra, Inc ..............................       55,335
      11,100        Rockwell Collins, Inc ........................      203,907
      31,358      * Sanmina-SCI Corp .............................      126,686
       8,500        Scientific-Atlanta, Inc ......................      116,790
      22,900      * Tellabs, Inc .................................      132,591
                                                                    -----------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT    25,430,675
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.37%
       3,500      * McDermott International, Inc .................       10,150
      40,103        Monsanto Co ..................................      657,689
      20,950        Paychex, Inc .................................      575,497
       5,700      * Quest Diagnostics, Inc .......................      340,233
                                                                    -----------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES         1,583,569
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.22%
       8,600        Crane Co .....................................      149,812
      27,452        Masco Corp ...................................      511,156
       3,200        Snap-On, Inc .................................       79,232
       7,800        Stanley Works ................................      187,122
                                                                    -----------
                    TOTAL FABRICATED METAL PRODUCTS                     927,322
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--5.14%
       2,544        Anheuser-Busch Cos, Inc ......................      118,576
      35,200        Archer Daniels Midland Co ....................      380,160
      24,336        Campbell Soup Co .............................      511,056
      45,500        Coca-Cola Co .................................    1,841,840
      29,800        Conagra Foods, Inc ...........................      598,384
       1,900        Coors (Adolph) Co (Class B) ..................       92,150
      52,800      * Dean Foods Co ................................    2,265,648
       6,569      * Del Monte Foods Co ...........................       49,005
     147,900        General Mills, Inc ...........................    6,736,845
      19,663        H.J. Heinz Co ................................      574,160
       6,497      * Hercules, Inc ................................       56,524
      22,600        Kellogg Co ...................................      692,690
     242,380        Pepsi Bottling Group, Inc ....................    4,345,873
      93,325        PepsiCo, Inc .................................    3,733,000
                                                                    -----------
                    TOTAL FOOD AND KINDRED PRODUCTS                  21,995,911
                                                                    -----------
 FOOD STORES--1.06%
      21,141        Albertson's, Inc .............................      398,508
     272,775      * Kroger Co ....................................    3,586,991
      24,600      * Safeway, Inc .................................      465,678
       7,600        Winn-Dixie Stores, Inc .......................      100,472
                                                                    -----------
                    TOTAL FOOD STORES                                 4,551,649
                                                                    -----------
 FORESTRY--0.40%
      36,192        Weyerhaeuser Co ..............................    1,731,063
                                                                    -----------
                    TOTAL FORESTRY                                    1,731,063
                                                                    -----------
 FURNITURE AND FIXTURES--0.10%
      14,900        Newell Rubbermaid, Inc .......................      422,415
                                                                    -----------
                    TOTAL FURNITURE AND FIXTURES                        422,415
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.18%
      18,884      * Best Buy Co, Inc .............................      509,301
      11,700        Circuit City Stores, Inc (Circuit City Group)        60,840
       9,900        RadioShack Corp ..............................      220,671
                                                                    -----------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES          790,812
                                                                    -----------
 GENERAL MERCHANDISE STORES--4.66%
       4,600        Dillard's, Inc (Class A) .....................       59,432
      19,625        Dollar General Corp ..........................      239,621
      11,500      * Federated Department Stores, Inc .............      322,230
      15,700        J.C. Penney Co, Inc ..........................      308,348
      37,800        May Department Stores Co .....................      751,842


                       SEE NOTES TO FINANCIAL STATEMENTS

12  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited)- INSTITUTIONAL GROWTH AND INCOME FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
     -----                                                           ------

 GENERAL MERCHANDISE STORES--(CONTINUED)
      18,662        Sears Roebuck & Co ...........................  $   450,687
     342,100        Wal-Mart Stores, Inc .........................   17,799,463
                                                                    -----------
                    TOTAL GENERAL MERCHANDISE STORES                 19,931,623
                                                                    -----------
 HEALTH SERVICES--0.19%
      13,000        Health Management Associates, Inc (Class A) ..      247,000
      23,500      * Healthsouth Corp .............................        1,998
       5,200      * Manor Care, Inc ..............................       99,996
      28,900      * Tenet Healthcare Corp ........................      482,630
                                                                    -----------
                    TOTAL HEALTH SERVICES                               831,624
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.41%
      22,400        Equity Office Properties Trust ...............      570,080
      10,100        Plum Creek Timber Co, Inc ....................      218,059
      27,665        Washington Mutual, Inc .......................      975,745
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES        1,763,884
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.23%
      21,000        Hilton Hotels Corp ...........................      243,810
      13,962        Marriott International, Inc (Class A) ........      444,131
      11,692        Starwood Hotels & Resorts Worldwide, Inc .....      278,153
                                                                    -----------
                    TOTAL HOTELS AND OTHER LODGING PLACES               966,094
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--9.06%
       4,700        3M Co ........................................      611,141
     343,300      * Applied Materials, Inc .......................    4,318,714
     126,485        Baker Hughes, Inc ............................    3,785,696
     627,235      * Cisco Systems, Inc ...........................    8,141,510
       2,300        Cummins, Inc .................................       56,580
     146,508        Deere & Co ...................................    5,751,904
     140,140      * Dell Computer Corp ...........................    3,827,223
      49,792        Hewlett-Packard Co ...........................      774,266
     135,547        International Business Machines Corp .........   10,630,951
       6,800        Pall Corp ....................................      136,000
       6,600        Parker Hannifin Corp .........................      255,684
      11,500        Pitney Bowes, Inc ............................      367,080
      46,100      * Solectron Corp ...............................      139,222
                                                                    -----------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT         38,795,971
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--1.31%
          11      * Agilent Technologies, Inc ....................          145
         700        Bausch & Lomb, Inc ...........................       23,023
      16,300        Eastman Kodak Co .............................      482,480
      15,500        Medtronic, Inc ...............................      699,360
       7,345        PerkinElmer, Inc .............................       65,297
      22,645        Raytheon Co ..................................      642,439
      50,878      * St. Jude Medical, Inc ........................    2,480,303
      16,064        Stryker Corp .................................    1,102,794
      10,200      * Teradyne, Inc ................................      118,728
                                                                    -----------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS            5,614,569
                                                                    -----------

 INSURANCE AGENTS, BROKERS AND SERVICE--0.09%
      18,200        AON Corp .....................................      376,376
                                                                    -----------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE         376,376
                                                                    -----------
 INSURANCE CARRIERS--5.25%
      15,400        ACE Ltd ......................................      445,830
     139,789        Aetna, Inc ...................................    6,891,598
     141,545        American International Group, Inc ............    6,999,400
       7,700      * Anthem, Inc ..................................      510,125
       9,300        Chubb Corp ...................................      412,176
       8,201        Cigna Corp ...................................      374,950
      15,000        Hartford Financial Services Group, Inc .......      529,350
       9,500      * Humana, Inc ..................................       91,200
       4,300        Jefferson-Pilot Corp .........................      165,464
      10,400        Lincoln National Corp ........................      291,200
      10,300        Loews Corp ...................................      410,352
       7,850        MBIA, Inc ....................................      303,324
       5,900        MGIC Investment Corp .........................      231,693
     133,818        Safeco Corp ..................................    4,679,615
      14,200        UnumProvident Corp ...........................      139,160
                                                                    -----------
                    TOTAL INSURANCE CARRIERS                         22,475,437
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.03%
       9,619        Georgia-Pacific Corp .........................      133,704
                                                                    -----------
                    TOTAL LUMBER AND WOOD PRODUCTS                      133,704
                                                                    -----------
 METAL MINING--0.01%
       3,109        Freeport-McMoRan Copper & Gold, Inc (Class A)        53,008
                                                                    -----------
                    TOTAL METAL MINING                                   53,008
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.03%
      10,300        Hasbro, Inc ..................................      143,067
                                                                    -----------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES        143,067
                                                                    -----------
 MISCELLANEOUS RETAIL--0.50%
      16,700        CVS Corp .....................................      398,295
      17,200      * eBay, Inc ....................................    1,466,988
       6,300        Tiffany & Co .................................      157,500
      12,600        * Toys "R" Us, Inc ...........................      105,461
                                                                    -----------
                    TOTAL MISCELLANEOUS RETAIL                        2,128,244
                                                                    -----------
 MOTION PICTURES--0.44%
     111,488        Walt Disney Co ...............................    1,897,526
                                                                    -----------
                    TOTAL MOTION PICTURES                             1,897,526
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--3.83%
     175,308        American Express Co ..........................    5,825,485
      13,000        Capital One Financial Corp ...................      390,130
     143,836        Fannie Mae ...................................    9,399,683
      28,058        Household International, Inc .................      767,214
                                                                    -----------
                    TOTAL NONDEPOSITORY INSTITUTIONS                 16,382,512
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
       5,700        Vulcan Materials Co ..........................      172,311
                                                                    -----------
                    TOTAL NONMETALLIC MINERALS, EXCEPT FUELS            172,311
                                                                    -----------
 OIL AND GAS EXTRACTION--1.95%
      60,896        Apache Corp ..................................    3,759,719
      81,760        Burlington Resources, Inc ....................    3,900,770
      17,400        Marathon Oil Corp ............................      417,078
      10,700        Unocal Corp ..................................      281,517
                                                                    -----------
                    TOTAL OIL AND GAS EXTRACTION                      8,359,084
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.31%
      28,700        Kimberly-Clark Corp ..........................    1,304,702
                                                                    -----------
                    TOTAL PAPER AND ALLIED PRODUCTS                   1,304,702
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--4.49%
       4,000        Ashland, Inc .................................      118,680
          19        ChevronTexaco Corp ...........................        1,228
     547,120        Exxon Mobil Corp .............................   19,121,844
                                                                    -----------
                    TOTAL PETROLEUM AND COAL PRODUCTS                19,241,752
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.28%
      47,112        Alcoa, Inc ...................................      913,031
       4,700        Allegheny Technologies, Inc ..................       13,630
       5,500      * Andrew Corp ..................................       30,250
       4,323        Nucor Corp ...................................      165,009
       5,700        United States Steel Corp .....................       56,031
                                                                    -----------
                    TOTAL PRIMARY METAL INDUSTRIES                    1,177,951
                                                                    -----------
 PRINTING AND PUBLISHING--0.15%
       3,300        Dow Jones & Co, Inc ..........................      116,952
      27,805        R.R. Donnelley & Sons Co .....................      509,388
                                                                    -----------
                    TOTAL PRINTING AND PUBLISHING                       626,340
                                                                    -----------
 RAILROAD TRANSPORTATION--0.10%
      12,768        CSX Corp .....................................      364,143
       4,100        Norfolk Southern Corp ........................       76,096
                                                                    -----------
                    TOTAL RAILROAD TRANSPORTATION                       440,239
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  13

Statement of Investments
      (Unaudited) - INSTITUTIONAL GROWTH AND INCOME FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.30%
      10,300      * Goodyear Tire & Rubber Co ....................  $     53,251
      14,792        Nike, Inc (Class B) ..........................       760,605
      34,700        Tupperware Corp ..............................       479,554
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS   1,293,410
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--2.41%
      65,878        Goldman Sachs Group, Inc .....................     4,484,974
      13,088        Janus Capital Group, Inc .....................       149,072
     147,797        Morgan Stanley ...............................     5,668,015
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS              10,302,061
                                                                    ------------
 TOBACCO PRODUCTS--0.06%
       9,549        UST, Inc .....................................       263,552
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                               263,552
                                                                    ------------
 TRANSPORTATION BY AIR--0.17%
       8,631      * AMR Corp .....................................        18,125
       7,300        Delta Air Lines, Inc .........................        64,970
      45,900        Southwest Airlines Co ........................       659,124
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                          742,219
                                                                    ------------
 TRANSPORTATION EQUIPMENT--2.40%
     155,084        Autoliv, Inc .................................     3,097,027
       8,300        Brunswick Corp ...............................       157,700
       8,117        Dana Corp ....................................        57,306
      32,800        Delphi Corp ..................................       224,024
      18,100        General Dynamics Corp ........................       996,767
       8,200        Goodrich Corp ................................       115,292
      45,907        Honeywell International, Inc .................       980,574
      24,900        Lockheed Martin Corp .........................     1,183,995
     358,600        Nissan Motor Co Ltd ..........................     2,386,030
      10,110        Northrop Grumman Corp ........................       867,438
       7,600        Textron, Inc .................................       208,696
          30        Visteon Corp .................................           178
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                    10,275,027
                                                                    ------------
 TRANSPORTATION SERVICES--0.03%
       7,944      * Sabre Holdings Corp ..........................       126,389
                                                                    ------------
                    TOTAL TRANSPORTATION SERVICES                        126,389
                                                                    ------------
 TRUCKING AND WAREHOUSING--1.62%
     121,630        United Parcel Service, Inc (Class B) .........     6,932,910
                                                                    ------------
                    TOTAL TRUCKING AND WAREHOUSING                     6,932,910
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--3.47%
     256,092        Johnson & Johnson ............................    14,820,044
         600        W.W. Grainger, Inc ...........................        25,740
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS               14,845,784
                                                                    ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.52%
       3,318        Brown-Forman Corp (Class B) ..................       255,154
      24,967        Cardinal Health, Inc .........................     1,422,370
      15,900        McKesson Corp ................................       396,387
       8,700        Supervalu, Inc ...............................       134,850
                                                                    ------------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS             2,208,761
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $470,095,205)                            426,692,053
                                                                    ------------
                    TOTAL PORTFOLIO--99.66%
                      (COST $470,095,205)                            426,692,053
                    OTHER ASSETS & LIABILITIES, NET--0.34%             1,441,373
                                                                    ------------
                    NET ASSETS--100.00%                             $428,133,426
                                                                    ============

----------
*  Non-income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

14  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
PREFERRED STOCK:
Apparel and Accessory Stores ............................  $      5,869    0.00%
Instruments and Related Products ........................         9,336    0.01
Motion Pictures .........................................         4,230    0.00
Printing and Publishing .................................       314,113    0.12
Transportation Equipment ................................        74,143    0.03
                                                           ------------  ------
TOTAL PREFERRED STOCK (COST $449,284) ...................       407,691    0.16
                                                           ------------  ------
COMMON STOCK:
Agricultural Services ...................................       145,266    0.06
Amusement and Recreation Services .......................     1,149,537    0.44
Apparel and Accessory Stores ............................       457,231    0.18
Apparel and Other Textile Products ......................       427,277    0.17
Automotive Dealers and Service Stations .................        14,050    0.01
Building Materials and Garden Supplies ..................     1,394,318    0.54
Business Services .......................................     9,842,570    3.80
Chemicals and Allied Products ...........................    35,406,187   13.69
Communications ..........................................    21,576,067    8.34
Depository Institutions .................................    37,709,584   14.58
Eating and Drinking Places ..............................       602,326    0.23
Educational Services ....................................       235,664    0.09
Electric, Gas, and Sanitary Services ....................    11,986,439    4.63
Electronic and Other Electric Equipment .................    17,599,553    6.80
Engineering and Management Services .....................        44,931    0.02
Fabricated Metal Products ...............................     3,340,304    1.29
Food and Kindred Products ...............................    11,044,734    4.27
Food Stores .............................................     1,939,563    0.75
Furniture and Homefurnishings Stores ....................       291,806    0.11
General Building Contractors ............................     1,070,107    0.41
General Merchandise Stores ..............................     1,894,900    0.73
Health Services .........................................        14,287    0.01
Heavy Construction, Except Building .....................     4,273,112    1.65
Holding and Other Investment Offices ....................     5,651,061    2.19
Hotels and Other Lodging Places .........................       398,467    0.15
Industrial Machinery and Equipment ......................     3,942,682    1.52
Instruments and Related Products ........................    11,627,183    4.49
Insurance Agents, Brokers and Service ...................         3,877    0.00
Insurance Carriers ......................................     8,134,661    3.14
Local and Interurban Passenger Transit ..................       481,135    0.19
Lumber and Wood Products ................................       108,957    0.04
Metal Mining ............................................     1,921,890    0.74
Miscellaneous Manufacturing Industries ..................       236,194    0.09
Miscellaneous Retail ....................................       533,284    0.21
Motion Pictures .........................................        45,240    0.02
Nondepository Institutions ..............................     2,896,986    1.12
Nonmetallic Minerals, Except Fuels ......................        14,134    0.01
Oil and Gas Extraction ..................................     8,905,783    3.44
Paper and Allied Products ...............................     1,292,538    0.50
Petroleum and Coal Products .............................    14,001,057    5.41
Primary Metal Industries ................................       978,639    0.38
Printing and Publishing .................................     2,600,103    1.01
Railroad Transportation .................................       868,313    0.34
Real Estate .............................................     1,790,056    0.69
Rubber and Miscellaneous Plastics Products ..............     1,656,104    0.64
Security and Commodity Brokers ..........................     1,531,595    0.59
Special Trade Contractors ...............................         8,637    0.00
Stone, Clay, and Glass Products .........................     1,129,707    0.44
Textile Mill Products ...................................        49,384    0.02
Tobacco Products ........................................       280,550    0.11
Transportation By Air ...................................     1,016,247    0.39
Transportation Equipment ................................     8,363,277    3.23
Transportation Services .................................       180,459    0.07
Trucking and Warehousing ................................     1,597,564    0.62
Water Transportation ....................................       476,816    0.18
Wholesale Trade-Durable Goods ...........................     3,295,351    1.27
Wholesale Trade-Nondurable Goods ........................     5,859,916    2.27
                                                           ------------  ------
TOTAL COMMON STOCK (COST $309,756,079) ..................   254,337,660   98.31
                                                           ------------  ------
SHORT TERM INVESTMENT:
U.S. Government and Agency ..............................     1,899,935    0.73
                                                           ------------  ------
TOTAL SHORT TERM INVESTMENT (COST $1,900,000) ...........     1,899,935    0.73
                                                           ------------  ------
TOTAL PORTFOLIO (COST $312,105,363) .....................   256,645,286   99.20
OTHER ASSETS & LIABILITIES, NET .........................     2,066,639    0.80
                                                           ------------  ------
NET ASSETS ..............................................  $258,711,925  100.00%
                                                           ============  ======

                               Summary by Country
                                                             VALUE        %
--------------------------------------------------------------------------------
DOMESTIC
United States ...........................................  $  4,285,380    1.67%
                                                           ------------  ------
TOTAL DOMESTIC ..........................................     4,285,380    1.67
                                                           ------------  ------
FOREIGN:
Australia ...............................................    12,655,993    4.93
Austria .................................................       137,608    0.05
Belgium .................................................     1,080,901    0.42
Denmark .................................................       748,077    0.29
Finland .................................................     3,755,463    1.46
France ..................................................    20,894,421    8.14
Germany .................................................    10,795,415    4.21
Greece ..................................................       273,008    0.11
Hong Kong ...............................................     3,819,550    1.49
Ireland .................................................     1,956,927    0.77
Italy ...................................................     7,448,473    2.90
Japan ...................................................    51,212,608   19.95
Korea ...................................................       111,383    0.04
Netherlands .............................................    18,581,130    7.24
New Zealand .............................................       445,155    0.17
Norway ..................................................       390,370    0.15
Portugal ................................................       319,493    0.12
Singapore ...............................................     1,820,079    0.71
Spain ...................................................    12,494,012    4.87
Sweden ..................................................     5,758,214    2.25
Switzerland .............................................    32,091,286   12.51
Taiwan ..................................................       155,817    0.06
United Kingdom ..........................................    63,514,588   24.75
                                                           ------------  ------
TOTAL FOREIGN ...........................................   250,459,971   97.59
Short Term Investment ...................................     1,899,935    0.74
                                                           ------------  ------
TOTAL PORTFOLIO .........................................  $256,645,286  100.00%
                                                           ============  ======


    SHARES                                                            VALUE
    ------                                                            -----
PREFERRED STOCK--0.16%
 APPAREL AND ACCESSORY STORES--0.00%
         416        Hugo Boss AG .................................  $      5,869
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                     5,869
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--0.01%
         248        Fresenius Medical Care AG ....................         9,336
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS                 9,336
                                                                    ------------
 MOTION PICTURES--0.00%
         710        ProSieben SAT.1 Media AG .....................         4,230
                                                                    ------------
                    TOTAL MOTION PICTURES                                  4,230
                                                                    ------------
 PRINTING AND PUBLISHING--0.12%
      57,755        News Corp Ltd ................................       314,113
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                        314,113
                                                                    ------------
 TRANSPORTATION EQUIPMENT--0.03%
         265        Porsche AG ...................................        74,143
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                        74,143
                                                                    ------------
                    TOTAL PREFERRED STOCK
                      (COST $449,284)                                    407,691
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  15

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

COMMON STOCK--98.31%
 AGRICULTURAL SERVICES--0.06%
       3,187        Syngenta AG ..................................  $    145,266
                                                                    ------------
                    TOTAL AGRICULTURAL SERVICES                          145,266
                                                                    ------------
 AMUSEMENT AND RECREATION SERVICES--0.44%
      21,972        EMI Group plc ................................        30,997
       1,172        Oriental Land Co Ltd .........................        54,459
      17,900        Sankyo Co Ltd (Gunma) ........................       397,761
      11,701        TAB Ltd ......................................        22,203
     106,589        TABCORP Holdings Ltd .........................       644,117
                                                                    ------------
                    TOTAL AMUSEMENT AND RECREATION SERVICES            1,149,537
                                                                    ------------
 APPAREL AND ACCESSORY STORES--0.18%
         502        Douglas Holding AG ...........................         7,746
       1,200        Fast Retailing Co Ltd ........................        29,550
      19,439        Hennes & Mauritz AB (B Shs) ..................       408,086
         241        Shimamura Co Ltd .............................        11,849
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                   457,231
                                                                    ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.17%
       5,150      * Ansell Ltd ...................................        17,241
       1,177        Aoyama Trading Co Ltd ........................        16,179
       1,988        Benetton Group S.p.A .........................        14,122
     138,310        Esprit Holdings Ltd ..........................       261,566
       6,000        Gunze Ltd ....................................        22,061
       4,000        Kuraray Co Ltd ...............................        23,444
       3,000        Onward Kashiyama Co Ltd ......................        22,010
       2,000        Tokyo Style Co Ltd ...........................        16,883
       2,000        Wacoal Corp ..................................        14,674
       6,000        Wing Tai Holdings Ltd ........................         1,598
       1,000        World Co Ltd .................................        17,499
                                                                    ------------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS             427,277
                                                                    ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.01%
         700        Autobacs Seven Co Ltd ........................        14,050
                                                                    ------------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS         14,050
                                                                    ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.54%
       9,000        Cheung Kong Infrastructure Holdings Ltd ......        16,963
      17,831      * Rinker Group Ltd .............................        53,122
       2,000        Sumitomo Forestry Co Ltd .....................         7,910
     162,651        Wolseley plc .................................     1,316,323
                                                                    ------------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       1,394,318
                                                                    ------------
 BUSINESS SERVICES--3.80%
         291        Acciona S.A ..................................        13,622
       1,966        Adecco S.A. (Regd) ...........................        54,625
      10,344        Aegis Group plc ..............................         8,911
         650        Aeon Credit Service Co Ltd ...................        18,308
       2,301        Altran Technologies S.A ......................         6,930
         900        Asatsu-DK, Inc ...............................        15,005
         239      * Atos Origin ..................................         6,285
       1,133      * Business Objects .............................        18,508
       2,101        Cap Gemini S.A ...............................        55,688
         600        Capcom Co Ltd ................................         5,227
       5,762        Capita Group plc .............................        21,540
      28,651        Chubb plc ....................................        26,493
       5,936        Computershare Ltd ............................         5,273
       2,082        CSK Corp .....................................        33,290
         375        Dassault Systemes S.A ........................         8,274
       3,000      * Datacraft Asia Ltd ...........................         1,530
       9,009        Deutsche Post AG. (Regd) .....................        89,360
      11,600        Diamond Lease Co Ltd .........................       179,508
         215      * e.Biscom S.p.A ...............................         5,361
         430      * EDB Business Partner ASA .....................           830
         900        Fuji Soft ABC, Inc ...........................         9,062
         700        Fujitsu Support & Service, Inc ...............         6,848
       3,621      * Getronics NV .................................         1,541
       2,860        Haw Par Corp Ltd .............................         5,314
      28,763        Hays plc .....................................        35,235
         900        Hitachi Software Engineering Co Ltd ..........        14,193
       1,850        Intracom S.A .................................         8,196
         385      * Iona Technologies plc ........................           861
         414        ISS a/s ......................................        13,383
         400        Itochu Techno-Science Corp ...................         7,354
       4,000        Keppel Land Ltd ..............................         2,629
       1,800        Konami Corp ..................................        26,337
       1,000        Kyowa Exeo Corp ..............................         2,446
      16,783        LogicaCMG plc ................................        24,141
         900        Meitec Corp ..................................        21,517
       1,986      * Merkantildata ASA ............................           807
      12,270        Misys plc ....................................        29,334
       1,200        Namco Ltd ....................................        17,224
           3        NET One Systems Co Ltd .......................        10,272
         200        Nippon System Development Co Ltd .............         2,172
          19        NTT Data Corp ................................        51,754
         500        Oracle Corp Japan ............................        13,282
       1,367        Publicis Groupe S.A ..........................        23,210
          19      * PubliGroupe S.A. (Regd) ......................         2,798
      58,940        Rentokil Initial plc .........................       161,872
      18,562        Reuters Group plc ............................        29,780
      15,330        Sage Group plc ...............................        27,866
      22,619        SAP AG .......................................     1,714,155
      18,418        Secom Co Ltd .................................       472,177
       6,188        Securicor plc ................................         8,387
      11,037        Securitas AB (B Shs) .........................       104,136
       4,051        Serco Group plc ..............................         7,396
       9,974        SGS Societe Generale Surveillance Holdings S.A.    3,210,396
      21,000        Sumisho Lease Co Ltd .........................       290,437
       1,973        Tietoenator Corp .............................        27,213
       1,131        TIS, Inc .....................................        15,165
       3,422      * Tiscali S.p.A ................................        13,667
      12,000        Tokyu Corp ...................................        35,419
         400        Trans Cosmos, Inc ............................         3,744
       1,000      * Trend Micro, Inc .............................        14,041
     159,833        Wharf Holdings Ltd ...........................       317,639
       3,934      * WM-Data AB (B Shs) ...........................         3,642
     460,288        WPP Group plc ................................     2,480,960
                                                                    ------------
                    TOTAL BUSINESS SERVICES                            9,842,570
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--13.69%
       4,837        Akzo Nobel NV ................................        96,168
      14,002        Amersham plc .................................        90,964
      31,000        Asahi Kasei Corp .............................        80,781
      51,918        AstraZeneca plc (United Kingdom) .............     1,770,125
      14,419        Aventis S.A ..................................       632,980
      10,917        BASF AG ......................................       406,340
       7,671        BOC Group plc ................................        91,788
      15,003        Bayer AG .....................................       204,477
         290        Beiersdorf AG ................................        32,388
      16,178        Boots Group plc ..............................       135,658
       2,216        CSL Ltd ......................................        20,917
       5,141      * Celltech Group plc ...........................        21,656
       3,916        Chugai Pharmaceutical Co Ltd .................        39,596
     244,271        Daicel Chemical Industries Ltd ...............       793,088
       5,485        Daiichi Pharmaceutical Co Ltd ................        73,454
      16,000        Dainippon Ink & Chemicals, Inc ...............        26,041
       5,110        Denki Kagaku Kogyo KK ........................        13,143
       5,356        Eisai Co Ltd .................................        98,692
       5,867      * Elan Corp plc ................................        16,645
       3,142        Givaudan S.A. (Regd) .........................     1,199,654
     409,446        GlaxoSmithKline plc ..........................     7,203,235
       1,106        Henkel Kgaa ..................................        68,007
       1,900        Hogy Medical Co Ltd ..........................        75,148


                       SEE NOTES TO FINANCIAL STATEMENTS

16  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
      45,188        Imperial Chemical Industries plc .............  $     65,712
       3,000      * Ishihara Sangyo Kaisha Ltd ...................         3,340
       2,000        JSR Corp .....................................        20,071
       1,000        Kaken Pharmaceutical Co Ltd ..................         4,419
       4,532        Kaneka Corp ..................................        21,288
      62,473        Kao Corp .....................................     1,261,788
      15,700        Kose Corp ....................................       487,232
       9,669        Kyowa Hakko Kogyo Co Ltd .....................        41,259
       1,694        L'Air Liquide S.A ............................       224,592
      13,179        L'Oreal S.A ..................................       798,142
      59,555        Lonza Group AG. (Regd) .......................     3,375,569
         428        Merck KGaA ...................................        10,251
      44,737        Mitsubishi Chemical Corp .....................        79,227
       7,000        Mitsubishi Gas Chemical Co, Inc ..............        11,393
      11,000        Mitsui Chemicals, Inc ........................        43,228
       4,000        Nippon Kayaku Co Ltd .........................        15,112
       6,000        Nippon Sanso Corp ............................        16,698
       1,000        Nippon Shokubai Co Ltd .......................         4,807
       3,000        Nissan Chemical Industries Ltd ...............        11,840
      94,757        Novartis AG. (Regd) ..........................     3,512,063
       4,901        Novo Nordisk a/s (B Shs) .....................       161,672
         599        Novozymes a/s (B Shs) ........................        13,818
         226        Omega Pharma S.A .............................         3,763
      16,000        Ono Pharmaceutical Co Ltd ....................       514,083
       9,816      * Orica Ltd ....................................        53,920
         440        Orion-Yhtymae OY (B Shrs) ....................         6,429
       1,151      * Qiagen NV ....................................         6,657
     160,766        Reckitt Benckiser plc ........................     2,635,171
          62        Roche Holding AG .............................         5,735
      37,503        Roche Holding AG. (Genusscheine) .............     2,244,991
       5,369      * SNIA S.p.A ...................................         9,432
       7,514        Sankyo Co Ltd ................................        99,485
       8,269        Sanofi-Synthelabo S.A ........................       416,057
       3,690        Schering AG ..................................       149,988
      31,806        Schwarz Pharma AG ............................     1,116,515
       1,764      * SciGen Ltd ...................................            70
      11,250        Sekisui Chemical Co Ltd ......................        26,564
         154        Serono S.A. (B Shs) ..........................        74,415
      41,803        Shin-Etsu Chemical Co Ltd ....................     1,293,785
       4,461        Shionogi & Co Ltd ............................        60,418
       5,367        Shiseido Co Ltd ..............................        52,593
      28,000        Showa Denko KK ...............................        36,128
       1,077        Solvay S.A ...................................        66,576
       3,000        Sumitomo Bakelite Co Ltd .....................        10,550
      76,436        Sumitomo Chemical Co Ltd .....................       258,482
       1,100        Suzuken Co Ltd ...............................        28,200
       3,377        Taisho Pharmaceutical Co Ltd .................        48,100
      59,781        Takeda Chemical Industries Ltd ...............     2,233,343
      25,000        Teijin Ltd ...................................        56,080
      18,000        Toray Industries, Inc ........................        39,922
       8,000        Tosoh Corp ...................................        16,327
      21,286        UBE Industries Ltd ...........................        24,234
       1,272        UCB S.A ......................................        27,580
      17,336        Wesfarmers Ltd ...............................       232,675
       6,600        Yamanouchi Pharmaceutical Co Ltd .............       171,985
       1,720        Zeltia S.A ...................................        11,468
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS               35,406,187
                                                                    ------------
 COMMUNICATIONS--8.34%
     284,433      * British Sky Broadcasting Group plc ...........     2,816,676
     607,906        BT Group plc .................................     1,547,028
      38,503        Cable & Wireless plc .........................        41,993
         711        Canal Plus ...................................         3,367
      23,143        Carlton Communications plc ...................        32,374
      42,546      * Deutsche Telekom AG. (Regd) ..................       469,369
     882,450      * Ericsson (LM) (B Shs) ........................       551,600
       8,706        France Telecom S.A ...........................       177,555
       8,706      * France Telecom S.A. Rts ......................        34,200
           8        Fuji Television Network, Inc .................        24,827
       7,000        Fujikura Ltd .................................        16,706
       2,968      * GN Store Nord ................................         7,937
       6,803        Hellenic Telecommunications Organization S.A .        62,357
      72,014      * KPN NV .......................................       462,060
      17,916        Mediaset S.p.A ...............................       136,068
         854      * Modern Times Group AB (B Shs) ................         6,194
       1,294      * Nera ASA .....................................         1,025
       1,000        Nippon Comsys Corp ...........................         3,078
         259        Nippon Telegraph & Telephone Corp ............       880,224
       4,490        Nippon Television Network Corp ...............       462,328
         329        NTT Docomo, Inc ..............................       613,164
      17,688        Portugal Telecom SGPS S.A. (Regd) ............       122,562
         418      * PT Multimedia Servicos de Telecomunicacoes e
                    Multimedia SGPS S.A ..........................         4,972
      45,622        Publishing & Broadcasting Ltd ................       231,307
     124,000        Singapore Telecommunications Ltd .............        94,134
       1,663        Societe Television Francaise 1 (T.F.1) .......        37,890
         559        Swisscom AG. (Regd) ..........................       171,863
       2,716        Tandberg ASA .................................         6,849
       2,228        TDC a/s ......................................        52,544
       1,798      * Tele2 AB (B Shs) .............................        54,392
     141,617        Telecom Corp of New Zealand Ltd ..............       354,716
      80,634        Telecom Italia S.p.A .........................       556,083
     291,696        Telefonica S.A ...............................     2,727,821
       5,674        Telefonica S.A. (New) ........................        53,061
       2,241      * Telekom Austria AG ...........................        22,987
       6,593        Telenor ASA ..................................        21,169
       4,000        Television Broadcasts Ltd ....................        12,257
      37,880        TeliaSonera AB ...............................       108,561
      43,600        Telstra Corp Ltd .............................       107,234
       8,501      * Terra Networks S.A ...........................        40,816
     442,176        TIM S.p.A ....................................     1,804,560
       1,578        Tokyo Broadcasting System, Inc ...............        18,883
   2,452,663        Vodafone Group plc ...........................     4,458,323
     118,015        Vodafone Group plc (Spon ADR) ................     2,150,233
       2,322        Vodafone-Panafon S.A .........................        12,720
                                                                    ------------
                    TOTAL COMMUNICATIONS                              21,576,067
                                                                    ------------
 DEPOSITORY INSTITUTIONS--14.58%
       5,000        77 Bank Ltd ..................................        18,342
     192,105        ABN Amro Holding NV ..........................     2,808,976
      84,183        Allied Irish Banks plc .......................     1,162,036
       2,574        Alpha Bank S.A ...............................        27,975
      14,000      * Ashikaga Financial Group, Inc ................        15,939
      75,719      * Australia & New Zealand Banking Group Ltd ....       820,423
      40,470        BNP Paribas ..................................     1,620,704
      46,000        BOC Hong Kong Holdings Ltd ...................        48,067
       6,257        Banco BPI S.A. (Regd) ........................        15,157
       2,226        Banca Fideuram S.p.A .........................         9,109
      23,471        Banca Monte dei Paschi di Siena S.p.A ........        53,144
      13,085      * Banca Nazionale del Lavoro S.p.A .............        16,506
       9,269        Banca Popolare di Milano .....................        35,400
     123,752        Banco Bilbao Vizcaya Argentaria S.A ..........     1,030,342
      27,886        Banco Comercial Portugues S.A. (Regd) ........        38,037
      27,886      * Banco Comercial Portugues S.A. Rts ...........         3,043
       2,275        Banco Espirito Santo S.A. (Regd) .............        29,790
     505,207        Banco Santander Central Hispano S.A ..........     3,225,000
      27,562        Bank Of East Asia Ltd ........................        50,534
      14,000        Bank Of Fukuoka Ltd ..........................        52,184
      25,345        Bank Of Ireland (Dublin) .....................       268,544
      13,774        Bank Of Ireland (London) .....................       147,146
      20,000        Bank Of Yokohama Ltd .........................        62,405
     285,401        Barclays plc .................................     1,646,585


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  17

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 DEPOSITORY INSTITUTIONS--(CONTINUED)
      10,824      * Bayerische Hypo-und Vereinsbank AG ...........  $     81,261
      11,568      * Capitalia S.p.A ..............................        16,284
      14,000        Chiba Bank Ltd ...............................        40,378
       1,028        Commercial Bank Of Greece ....................        10,118
      55,894        Commonwealth Bank of Australia ...............       879,884
      49,434        Credit Suisse Group ..........................       859,595
      72,573        DBS Group Holdings Ltd .......................       378,252
      12,903        Danske Bank a/s ..............................       215,189
      21,573        Deutsche Bank AG. (Regd) .....................       906,308
      13,197        Dexia ........................................       120,245
      11,934        DnB Holding ASA ..............................        47,199
       2,330        EFG Eurobank Ergasias S.A ....................        23,188
         524        Erste Bank Der Oesterreichischen Sparkassen AG.       37,395
      25,946        Fortis .......................................       337,482
       1,885        Gjensidige Nor ASA ...........................        54,420
       7,000        Gunma Bank Ltd ...............................        26,151
     382,831        HSBC Holdings plc (United Kingdom) ...........     3,915,139
      33,700        Hang Seng Bank Ltd ...........................       343,505
      13,000      * Hokuriku Bank Ltd ............................        15,348
      78,310        Banca Intesa S.p.A ...........................       174,322
      27,454        Banca Intesa S.p.A. (Rnc) ....................        43,139
      17,000        Joyo Bank Ltd ................................        44,586
       4,043        KBC Bancassurance Holding NV .................       122,690
     170,577        Lloyds TSB Group plc .........................       868,185
       2,911        Macquarie Bank Ltd ...........................        43,450
          73        Mitsubishi Tokyo Financial Group, Inc ........       277,028
       7,000        Mitsui Trust Holdings, Inc ...................        12,515
         118      * Mizuho Financial Group, Inc ..................        96,327
      66,386        National Australia Bank Ltd ..................     1,281,740
       3,778        National Bank Of Greece S.A ..................        37,268
       1,270        Nordea AB (Finland) ..........................         5,617
      81,118        Nordea AB (Sweden) ...........................       357,805
      19,739        Oversea-Chinese Banking Corp Ltd .............       105,676
       1,796        Piraeus Bank S.A .............................         9,877
      82,150        Resona Holdings, Inc .........................        39,489
     257,911        Royal Bank Of Scotland Group plc .............     5,809,256
      27,050        Sanpaolo IMI S.p.A ...........................       183,891
       8,000        Shizuoka Bank Ltd ............................        51,611
       9,523        Skandinaviska Enskilda Banken (A Shs) ........        82,550
      11,125        Societe Generale (A Shs) .....................       574,446
     147,953        Standard Chartered plc .......................     1,575,060
          68        Sumitomo Mitsui Financial Group Inc ..........       121,572
      19,000        Sumitomo Trust & Banking Co Ltd ..............        51,273
       8,158        Suncorp-Metway Ltd ...........................        50,137
       4,000        Suruga Bank Ltd ..............................        15,078
      23,364        Svenska Handelsbanken AB (A Shs) .............       329,286
      64,660        UBS AG. (Regd) ...............................     2,751,082
          53        UFJ Holdings, Inc ............................        52,741
     110,144        UniCredito Italiano S.p.A ....................       419,460
      23,056        United Overseas Bank Ltd .....................       134,536
      52,142        Westpac Banking Corp .........................       475,162
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                     37,709,584
                                                                    ------------
 EATING AND DRINKING PLACES--0.23%
       1,504      * Autogrill S.p.A ..............................        11,816
      43,200        Compass Group plc ............................       184,538
      14,800        Doutor Coffee Co Ltd .........................       205,937
      72,413        Granada plc ..................................        65,242
         830        Saizeriya Co Ltd .............................         7,461
       1,230        Skylark Co Ltd ...............................        14,418
         931        Sodexho Alliance S.A .........................        19,130
         734      * Telepizza S.A ................................           777
          90        Valora Holding AG ............................        15,001
       9,418        Whitbread plc ................................        78,006
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                     602,326
                                                                    ------------
 EDUCATIONAL SERVICES--0.09%
      20,700        Benesse Corp .................................       235,664
                                                                    ------------
                    TOTAL EDUCATIONAL SERVICES                           235,664
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.63%
       1,126      * ACEA S.p.A ...................................         4,018
       2,508        AWG plc ......................................        20,852
       1,019        Aguas de Barcelona S.A .......................        11,108
       7,978        Australian Gas Light Co Ltd ..................        53,514
     121,521        BG Group plc .................................       461,478
      37,860        CLP Holdings Ltd .............................       156,790
      90,040        Centrica plc .................................       205,299
      11,500        Chubu Electric Power Co, Inc .................       204,630
       3,887        Contact Energy Ltd ...........................         9,090
      19,747        E.ON AG ......................................       814,081
         679        Electrabel S.A ...............................       163,744
      31,121        Electricidade de Portugal S.A ................        53,316
      18,638        Endesa S.A ...................................       226,766
      84,004        Enel S.p.A ...................................       479,409
       4,809        Gas Natural SDG S.A ..........................        80,183
       4,000      * Hitachi Zosen Corp ...........................         1,822
     275,599        Hong Kong & China Gas Co Ltd .................       339,223
     105,100        Hong Kong Electric Holdings Ltd ..............       419,082
     199,846        Iberdrola S.A ................................     3,255,815
      19,307      * International Power plc ......................        25,711
       2,085      * Italgas S.p.A ................................        29,076
      13,600        Kansai Electric Power Co, Inc ................       205,525
      13,618        Kelda Group plc ..............................        88,146
       1,000        Kurita Water Industries Ltd ..................         8,636
       8,400        Kyushu Electric Power Co, Inc ................       122,550
      59,984        National Grid Transco plc ....................       367,403
          56        Oest Elektrizitatswirts (A Shs) ..............         4,965
      41,000        Osaka Gas Co Ltd .............................       108,222
         355        Public Power Corp ............................         5,106
       7,217        RWE AG .......................................       161,441
      16,897        Scottish & Southern Energy plc ...............       169,864
      42,722        Scottish Power plc ...........................       253,907
       5,360        Severn Trent plc .............................        60,662
      30,869        Snam Rete Gas S.p.A ..........................       108,463
          10      * Sociedad General de Aguas de Barcelona S.A ...           107
         500      * Suez S.A. (Belguim) ..........................             5
      13,821        Suez S.A. (France) ...........................       160,618
       8,961        Tohoku Electric Power Co, Inc ................       129,979
      63,354        Tokyo Electric Power Co, Inc .................     1,210,127
      44,000        Tokyo Gas Co Ltd .............................       136,549
       1,652        Tomra Systems ASA ............................         7,126
       3,039        Union Fenosa S.A .............................        38,633
      12,571        United Utilities plc .........................       116,440
     108,448      * Vivendi Universal S.A ........................     1,453,197
          17        West Japan Railway Co ........................        53,761
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        11,986,439
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.80%
       8,677      * ABB Ltd ......................................        20,353
      18,605      * ARM Holdings plc .............................        15,072
       2,500        ASM Pacific Technology Ltd ...................         5,978
     330,460      * ASML Holding NV ..............................     2,145,558
       9,558        Advantest Corp ...............................       340,148
         680        Aixtron AG ...................................         1,788
     134,626        Alcatel S.A ..................................       921,088
       2,556        Alps Electric Co Ltd .........................        30,716
       2,704      * Alstom .......................................         4,160
         107        Bang & Olufsen a/s (B Shs) ...................         1,902
         125        Barco NV .....................................         6,043
       8,721      * Chartered Semiconductor Manufacturing Ltd ....         3,113
       4,255        Electrocomponents plc ........................        17,285
       6,268        Electrolux AB Series B .......................        99,428


                       SEE NOTES TO FINANCIAL STATEMENTS

18  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
         773      * Energy Developments Ltd ......................  $        841
         449      * Epcos AG .....................................         5,326
       1,850        Fisher & Paykel Appliances Holdings Ltd ......         9,688
       1,128        Fisher & Paykel Healthcare Corp ..............         5,845
         400        Fuji Machine Manufacturing Co Ltd ............         3,036
      30,106        Fujitsu Ltd ..................................        81,244
      15,000        Furukawa Electric Co Ltd .....................        31,245
      11,900        Futaba Corp ..................................       229,309
       9,700        Hirose Electric Co Ltd .......................       636,414
       6,337      * Infineon Technologies AG .....................        42,942
     275,881        Johnson Electric Holdings Ltd ................       302,429
      10,921        Kidde plc ....................................        11,479
      55,057        Koninklijke Philips Electronics NV ...........       864,526
         383      * Kudelski S.A. (Br) ...........................         4,648
       3,370        Kyocera Corp .................................       167,107
      11,000        Mabuchi Motor Co Ltd .........................       838,590
      47,931        Matsushita Electric Industrial Co Ltd ........       409,463
      12,000        Matsushita Electric Works Ltd ................        62,540
      22,800        Melco, Inc ...................................       450,885
      35,789        Mitsubishi Electric Corp .....................        98,693
      20,998        Murata Manufacturing Co Ltd ..................       816,333
      29,733      * NEC Corp .....................................        98,040
       2,000        NGK Spark Plug Co Ltd ........................        13,729
      14,000        Nichicon Corp ................................       164,345
       2,000        Nitto Denko Corp .............................        53,466
     231,767        Nokia Oyj ....................................     3,247,290
      10,000      * Oki Electric Industry Co Ltd .................        21,842
       2,636        Pioneer Corp .................................        54,796
      31,000        Rinnai Corp ..................................       627,425
       6,336        Rohm Co Ltd ..................................       687,139
      11,009        STMicroelectronics NV ........................       208,426
      26,770        Sanyo Electric Co Ltd ........................        73,145
       4,083        Schneider Electric S.A .......................       191,135
      16,317        Sharp Corp ...................................       160,996
      61,331        Sony Corp ....................................     2,154,705
       2,000        Stanley Electric Co Ltd ......................        25,249
      11,778        Sumitomo Electric Industries Ltd .............        73,501
       2,200        TDK Corp .....................................        84,045
     128,000      * Taiwan Semiconductor .........................       155,817
       3,166        Taiyo Yuden Co Ltd ...........................        26,005
       3,388        Thomson ......................................        38,005
       9,201        Tokyo Electron Ltd ...........................       360,032
       5,900        Tokyo Ohka Kogyo Co Ltd ......................        82,345
      63,488        Toshiba Corp .................................       167,581
         273        Unaxis Holding AG. (Regd) ....................        17,908
      12,451        Venture Corp Ltd .............................        98,753
       2,542        Yamaha Corp ..................................        28,618
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     17,599,553
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.02%
          73        Bellsystem 24, Inc ...........................        10,466
      14,000        SembCorp Industries Ltd ......................         8,645
      20,927        Singapore Technologies Engineering Ltd .......        21,103
       1,070        Vedior NV ....................................         4,717
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES             44,931
                                                                    ------------
 FABRICATED METAL PRODUCTS--1.29%
     148,025        Amcor Ltd ....................................       725,452
       5,565        Assa Abloy AB (B Shs) ........................        45,615
         104        Boehler-Uddeholm AG ..........................         5,301
       6,234        European Aeronautic Defense & Space Co .......        46,938
          50      * Fischer (Georg) Ltd (Regd) ...................         3,737
      11,984        GKN plc ......................................        30,497
       6,021        Geberit AG. (Regd) ...........................     1,886,783
       5,000        Hitachi Cable Ltd ............................        10,204
       6,101        Novar plc ....................................        10,801
       6,000        SMC Corp .....................................       469,556
       6,508        Tostem Inax Holding Corp .....................        69,097
       3,815        Toyo Seikan Kaisha Ltd .......................        36,323
                                                                    ------------
                    TOTAL FABRICATED METAL PRODUCTS                    3,340,304
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--4.27%
      59,175        Ajinomoto Co, Inc ............................       608,318
         137        Ariake Japan Co Ltd ..........................         3,322
      12,185        Asahi Breweries Ltd ..........................        77,171
       2,210      * BRL Hardy Ltd ................................        14,009
      46,453        Cadbury Schweppes plc ........................       245,977
         445        Carlsberg a/s (A Shs) ........................        13,568
      11,688        Coca-Cola Amatil Ltd .........................        39,906
       2,152        Coca-Cola Hellenic Bottling Co S.A ...........        27,381
         500        Coca-Cola West Japan Co Ltd ..................         8,205
       1,290        DCC plc ......................................        13,725
       1,540        Danisco a/s ..................................        49,896
      70,167        Diageo plc ...................................       720,912
      35,810        Foster's Group Ltd ...........................        95,865
       3,700        Fraser & Neave Ltd ...........................        16,560
      30,800        Fuji Oil Co Ltd ..............................       245,714
      44,062        Goodman Fielder Ltd ..........................        43,401
       2,745        Greencore Group plc ..........................         7,488
      17,616        Groupe Danone ................................     2,224,053
       3,986        Heineken NV ..................................       147,840
       2,430        Hite Brewery Co Ltd ..........................       111,383
         187        House Foods Corp .............................         1,735
         300        Ito En Ltd ...................................         9,740
       3,003        Interbrew S.A ................................        60,819
       1,100        Katokichi Co Ltd .............................        17,801
       2,102        Kerry Group (Class A) ........................        28,213
       3,000        Kikkoman Corp ................................        19,177
      12,374        Kirin Brewery Co Ltd .........................        92,560
       7,459        LVMH Moet Hennessy Louis Vuitton S.A .........       294,316
       6,000        Meiji Dairies Corp ...........................        18,873
       4,000        Meiji Seika Kaisha Ltd .......................        12,043
      14,953        Nestle S.A. (Regd) ...........................     2,959,730
       6,000        Nichirei Corp ................................        18,317
       5,000        Nippon Meat Packers, Inc .....................        47,900
       4,663        Nisshin Seifun Group, Inc ....................        33,189
       1,200        Nissin Food Products Co Ltd ..................        24,895
       1,450      * Numico NV ....................................         9,130
       2,849        Orkla ASA ....................................        42,401
      13,444        Parmalat Finanziaria S.p.A ...................        26,846
      17,573        Pernod-Ricard ................................     1,497,619
       2,700        QP Corp/Japan ................................        20,379
       7,425        SABMiller plc ................................        46,476
       3,000        Sapporo Breweries Ltd ........................         6,350
      14,258        Scottish & Newcastle plc .....................        76,344
       2,883        Singapore Food Industries Ltd ................         1,176
       2,000      * Snow Brand Milk Products Co Ltd ..............         4,419
      13,226        Southcorp Ltd ................................        25,976
       2,235        Takara Holdings, Inc .........................        10,555
      13,363        Tate & Lyle plc ..............................        63,155
      87,287        Unilever plc .................................       808,506
       3,000        Yakult Honsha Co Ltd .........................        40,201
       2,000        Yamazaki Baking Co Ltd .......................        11,199
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                   11,044,734
                                                                    ------------
 FOOD STORES--0.75%
      11,058        Carrefour S.A ................................       418,828
         934        Casino Guichard-Perrachon S.A ................        59,113
          39      * Casino Guichard-Perrachon A Wts 12/15/03 .....             0
          39      * Casino Guichard-Perrachon B Wts 12/15/05 .....            26
      21,134        Coles Myer Ltd ...............................        79,182
         179        Colruyt S.A ..................................        10,821
       1,233        Delhaize Group ...............................        22,254


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  19

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 FOOD STORES--(CONTINUED)
         800        FamilyMart Co Ltd ............................  $     14,033
       6,452        Ito-Yokado Co Ltd ............................       174,114
         420      * Jeronimo Martins SGPS S.A ....................         3,025
       1,200        Lawson, Inc ..................................        34,610
       3,000      * Mycal Corp ...................................            25
       9,480      * Royal Ahold NV ...............................        31,654
      18,329        Safeway plc ..................................        75,544
      36,477        Sainsbury (J) plc ............................       126,846
       5,000      * Seiyu Ltd ....................................        10,963
       6,000        Seven-Eleven Japan Co Ltd ....................       158,374
     145,679        Tesco plc ....................................       410,452
       3,741        UNY Co Ltd ...................................        29,403
      37,926        Woolworths Ltd ...............................       280,296
                                                                    ------------
                    TOTAL FOOD STORES                                  1,939,563
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.11%
          22        Forbo Holding AG. (Regd) .....................         6,430
      62,967        Hitachi Ltd ..................................       219,307
       1,100        Shimachu Co Ltd ..............................        20,733
       2,400        Yamada Denki Co Ltd ..........................        45,336
                                                                    ------------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES           291,806
                                                                    ------------
 GENERAL BUILDING CONTRACTORS--0.41%
       1,486        ACS Actividades de Construccion y
                      Servicios S.A. .............................        52,440
      10,808        Allgreen Properties Ltd ......................         5,082
       3,026        Amec plc .....................................         9,315
       8,360        Barratt Developments plc .....................        51,536
       4,892        Berkeley Group plc ...........................        47,942
       3,789        Bouygues S.A .................................        76,241
       3,100        Daito Trust Construction Co Ltd ..............        63,265
       9,000        Daiwa House Industry Co Ltd ..................        51,838
       6,300        Fletcher Building Ltd ........................        11,940
       3,369        Grupo Dragados S.A ...........................        62,607
       4,360        Leighton Holdings Ltd ........................        23,186
       1,137      * NH Hoteles S.A ...............................         9,280
       7,000        Nishimatsu Construction Co Ltd ...............        19,481
       7,000        Obayashi Corp ................................        17,001
      88,400        Shimizu Corp .................................       199,045
       7,624        Skanska AB (B Shs) ...........................        34,798
      72,100        Sumitomo Realty & Development Co Ltd .........       238,955
      11,000        Taisei Corp ..................................        20,594
       7,748        Taylor Woodrow plc ...........................        21,493
       2,000        Toda Corp ....................................         3,458
      13,425        Wimpey (George) plc ..........................        50,610
                                                                    ------------
                    TOTAL GENERAL BUILDING CONTRACTORS                 1,070,107
                                                                    ------------
 GENERAL MERCHANDISE STORES--0.73%
       5,225        Aeon Co Ltd ..................................       104,650
       3,000      * Daiei, Inc ...................................         3,314
       4,000        Daimaru, Inc .................................        14,066
       8,876        David Jones Ltd ..............................         5,847
      40,000        Giordano International Ltd ...................        12,437
       2,845        Hagemeyer NV .................................        10,772
      97,000        Hankyu Department Stores, Inc ................       527,618
       4,000        Isetan Co Ltd ................................        26,649
         395        KarstadtQuelle AG ............................         5,125
       1,041        Kesko Oyj (B Shs) ............................        12,200
      61,137        Kingfisher plc ...............................       222,263
       2,644        Koninklijke Vendex KBB NV ....................        19,821
      90,530        Marks & Spencer Group plc ....................       403,531
       3,354        Marui Co Ltd .................................        28,200
       2,487        Metro AG .....................................        52,431
       8,000        Mitsukoshi Ltd ...............................        20,442
       1,149        Pinault-Printemps-Redoute S.A ................        59,104
       9,528      * Sonae SPGS S.A ...............................         3,847
      88,500        Takashimaya Co Ltd ...........................       351,522
       3,040        Warehouse Group Ltd ..........................         9,400
       6,088        Waterford Wedgwood plc (Units) ...............         1,661
                                                                    ------------
                    TOTAL GENERAL MERCHANDISE STORES                   1,894,900
                                                                    ------------
 HEALTH SERVICES--0.01%
       6,000        Parkway Holdings Ltd .........................         2,600
       3,234        Sonic Healthcare Ltd .........................        11,687
                                                                    ------------
                    TOTAL HEALTH SERVICES                                 14,287
                                                                    ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--1.65%
       4,946        Acesa Infraestructuras S.A ...................        63,793
         753        Autoroutes Du Sud De La France ...............        19,227
       3,676        Balfour Beatty plc ...........................         8,541
       4,422        Brisa-Auto Estradas de Portugal S.A ..........        23,644
       1,908        Fomento de Construcciones y Contratas S.A ....        47,865
      32,704        Grupo Ferrovial S.A ..........................       847,914
         964        Hellenic Technodomiki Tev S.A ................         5,596
       4,000        JGC Corp .....................................        28,504
     203,200        Kajima Corp ..................................       375,281
       4,000        Okumura Corp .................................        13,560
       2,487        Technical Olympic S.A ........................         6,405
       5,222        Transurban Group .............................        13,790
          96      * VA Technologie AG ............................         1,844
      48,256        Vinci S.A ....................................     2,817,148
                                                                    ------------
                    TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING          4,273,112
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--2.19%
       7,651        Canary Wharf Group plc .......................        17,536
      10,653        Compagnie Financiere Richemont AG. (Units)
                      (A Shs) ....................................       145,435
      16,990        Deutsche Office Trust ........................        11,807
       1,599        Drott AB (B Shs) .............................        17,633
      80,033        Hutchison Whampoa Ltd ........................       436,108
      47,300        iShares MSCI EAFE Index Fund .................     4,285,380
       8,000        JFE Holdings, Inc ............................       101,198
       4,375        Land Securities Group plc ....................        50,655
       4,362        Lend Lease Corp Ltd ..........................        24,514
     174,348        Macquarie Infrastructure Group ...............       330,826
      22,346        Principal Office Fund ........................        19,580
         200      * QPL International Holdings Ltd ...............             1
       3,532        Schroders plc ................................        27,649
       3,014        Softbank Corp ................................        35,076
      14,000        Sumitomo Corp ................................        63,400
       1,449      * Westfield Trust ..............................         2,986
      39,442        Westfield Trust (Units) ......................        81,277
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES         5,651,061
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--0.15%
       3,515        Accor S.A ....................................        97,117
       4,776        Aristocrat Leisure Ltd .......................         4,704
         134      * Club Mediterranee S.A ........................         2,457
      54,671        Hilton Group plc .............................       119,038
       3,000        Hotel Properties Ltd .........................         1,649
       1,000        Overseas Union Enterprise Ltd ................         3,258
      19,268        Shangri-La Asia Ltd ..........................        12,599
      14,601        Six Continents plc ...........................       139,051
       3,395        Sky City Entertainment Group Ltd .............        14,863
       1,155        Sol Melia S.A ................................         3,731
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                398,467
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--1.52%
       3,879        Aggreko plc ..................................         8,461
       6,331        Amada Co Ltd .................................        15,964
       1,000        Amano Corp ...................................         4,976
         311        Athens Water Supply & Sewage Co S.A ..........           994
       3,611        Atlas Copco AB (B Shs) .......................        66,437
         665        Buderus AG ...................................        18,214
         750        Creative Technology Ltd ......................         4,546
       1,000        Daifuku Co Ltd ...............................         3,171


                       SEE NOTES TO FINANCIAL STATEMENTS

20  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       3,000        Daikin Industries Ltd ........................  $     49,308
       2,000      * Dainippon Screen Manufacturing Co Ltd ........         6,662
      35,940        Dixons Group plc .............................        48,571
       3,000        Ebara Corp ...................................         9,260
       7,353        FKI plc ......................................         7,438
         390      * FLS Industries a/s (B Shs) ...................         2,579
       8,530        Futuris Corp Ltd .............................         7,217
      38,000        GES International Ltd ........................         6,135
         463        Hoganas AB (B Shs) ...........................         7,672
      17,000        Ishikawajima-Harima Heavy Industries Co Ltd ..        16,200
         137        KCI Konecranes Oyj ...........................         2,609
      24,404        Komatsu Ltd ..................................        89,730
       1,092        Komori Corp ..................................         9,393
       1,013        Kone Oyj (B Shs) .............................        30,951
       1,000        Koyo Seiko Co Ltd ............................         5,136
      14,000        Kubota Corp ..................................        35,183
       2,470        Linde AG .....................................        78,567
         800      * Logitech International S.A. (Regd) ...........        23,530
       1,204        Makita Corp ..................................         8,438
       1,456        Metso Oyj ....................................        14,855
       3,000        Minebea Co Ltd ...............................         9,841
      66,000        Mitsubishi Heavy Industries Ltd ..............       158,071
       1,000        Mori Seiki Co Ltd ............................         4,815
         199      * NEG Micon a/s ................................         2,076
       7,592        NSK Ltd ......................................        20,616
      10,704        NTN Corp .....................................        42,426
         626        Nidec Corp ...................................        35,265
       2,185        OCE NV .......................................        17,214
       5,000        Omron Corp ...................................        79,440
         454        Ostasiatiske Kompagni ........................        10,273
       1,921        SKF AB (B Shs) ...............................        49,164
       1,000        Sanden Corp ..................................         3,980
     126,195        Sandvik AB ...................................     2,842,716
          38      * Schindler Holding AG. (Pt Cert) ..............         5,624
         100      * Schindler Holding AG. (Regd) .................        16,131
          33        Sulzer AG. (Regd) ............................         4,047
       2,100        THK Co Ltd ...................................        20,189
       1,000        Takuma Co Ltd ................................         5,330
         208        Tecan Group AG ...............................         5,148
         100        Union Tool Co ................................         2,479
       2,797        Vestas Wind Systems a/s ......................        21,166
         438        Wartsila Oyj (B Shs) .........................         4,474
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT           3,942,682
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--4.49%
      48,922        Canon, Inc ...................................     1,708,021
       3,000        Casio Computer Co Ltd ........................        18,646
       9,241        Citizen Watch Co Ltd .........................        49,408
       1,492        Cochlear Ltd .................................        30,024
         307        Coloplast a/s (B Shs) ........................        20,412
       2,723        Essilor International S.A ....................       105,750
       2,006        Fanuc Ltd ....................................        86,953
         332        Fresenius Medical Care AG ....................        16,799
      68,632        Fuji Photo Film Co Ltd .......................     2,106,767
       2,944        Gambro AB (A Shs) ............................        12,326
       1,483        Gambro AB (B Shs) ............................         6,192
       8,395        IMI plc ......................................        34,468
      63,771        Invensys plc .................................        10,584
       4,820        Keyence Corp .................................       745,478
       4,000        Konica Corp ..................................        31,675
       2,381        Luxottica Group S.p.A ........................        25,488
       2,470      * Nikon Corp ...................................        17,226
      56,418        Nobel Biocare Holding AG .....................     2,984,858
       3,000        Olympus Optical Co Ltd .......................        46,526
      36,767      * PCCW Ltd .....................................        20,742
      21,800        Paris Miki, Inc ..............................       242,855
         440        Phonak Holding AG ............................         3,923
      12,000        Ricoh Co Ltd .................................       187,519
       3,000      * ST Assembly Test Services Ltd ................         1,972
         393        Sagem S.A ....................................        26,374
      12,715        Smith & Nephew plc ...........................        77,779
       5,198        Synthes-Stratec, Inc .........................     2,888,526
       3,708        The Swatch Group AG. (Regd) ..................        63,243
       1,000        Ushio, Inc ...................................         9,521
         349      * William Demant Holding .......................         7,256
       6,000        Yokogawa Electric Corp .......................        39,872
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS            11,627,183
                                                                    ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.00%
         550        MLP AG .......................................         3,877
                                                                    ------------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE            3,877
                                                                    ------------
 INSURANCE CARRIERS--3.14%
      19,074      * AMP Ltd ......................................        80,915
      51,906        AXA ..........................................       612,843
      65,863        Aegon NV .....................................       494,464
     166,000        Aioi Insurance Co Ltd ........................       338,776
       4,861        Alleanza Assicurazioni S.p.A .................        36,494
       6,305        Allianz AG. (Regd) ...........................       312,353
      48,579        Assicurazioni Generali S.p.A .................     1,000,818
     100,365        Aviva plc ....................................       558,420
       2,940        Corporacion Mapfre S.A .......................        23,933
         270        Daido Life Insurance Co Ltd ..................       507,758
     206,400        Fuji Fire & Marine Insurance Co Ltd ..........       362,044
      72,546        ING Groep NV .................................       838,328
     166,333        Insurance Australia Group Ltd ................       291,494
     229,888        Legal & General Group plc ....................       252,544
       2,157        Mediolanum S.p.A .............................         9,015
          26        Millea Holdings, Inc .........................       161,376
      25,500        Mitsui Sumitomo Insurance Co Ltd .............       109,243
       3,085        Muenchener Rueckver AG. (Regd) ...............       176,734
      26,000        Nipponkoa Insurance Co Ltd ...................        83,758
      46,700        Nissay Dowa General Insurance Co Ltd .........       157,137
         170        Pohjola Group plc (D Shs) ....................         2,681
      73,501        Prudential plc ...............................       358,413
       8,919        QBE Insurance Group Ltd ......................        45,220
       9,099        RAS S.p.A ....................................       113,089
      25,970        Royal & Sun Alliance Insurance Group plc .....        28,016
       4,576        Sampo Oyj (A Shs) ............................        27,963
      34,823        Skandia Forsakrings AB .......................        72,694
      17,000        Sompo Japan Insurance, Inc ...................        79,423
       1,516      * Storebrand ASA ...............................         5,056
      10,861        Swiss Reinsurance Co (Regd) ..................       532,823
         263      * Topdanmark a/s ...............................         7,652
       2,010      * Tower Ltd ....................................         2,272
       5,299        Zurich Financial Services AG .................       450,912
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           8,134,661
                                                                    ------------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.19%
          20        Central Japan Railway Co .....................       119,582
          62        East Japan Railway Co ........................       270,838
       8,000        Keio Electric Railway Co Ltd .................        38,253
      29,001        MTR Corp .....................................        31,048
      12,000        SMRT Corp Ltd ................................         3,535
      26,614        Stagecoach Group plc .........................        17,879
                                                                    ------------
                    TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT         481,135
                                                                    ------------
 LUMBER AND WOOD PRODUCTS--0.04%
       4,360      * Fletcher Challenge Forests Ltd ...............         2,489
         788        Holmen AB (B Shs) ............................        18,355
      12,365        Sekisui House Ltd ............................        88,113
                                                                    ------------
                    TOTAL LUMBER AND WOOD PRODUCTS                       108,957
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  21

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 METAL MINING--0.74%
     116,238        Alumina Ltd ..................................  $    287,292
       2,354        Iluka Resources Ltd ..........................         5,704
       4,358        Johnson Matthey plc ..........................        50,768
     212,345        MIM Holdings Ltd .............................       192,480
      24,000      * Mitsubishi Materials Corp ....................        22,668
     104,312        Mitsui Mining & Smelting Co Ltd ..............       258,625
       5,445        Newcrest Mining Ltd ..........................        20,927
           2        Newmont Mining Corp ..........................             5
       2,487        Outokumpu Oyj ................................        21,711
      19,976        Rio Tinto Ltd ................................       374,579
      19,508        Rio Tinto plc ................................       363,549
       1,275      * Sons of Gwalia Ltd ...........................         1,325
       6,036        Sumitomo Metal Mining Co Ltd .................        18,936
         284        Umicore ......................................        11,984
     131,723      * WMC Resources Ltd ............................       291,337
                                                                    ------------
                    TOTAL METAL MINING                                 1,921,890
                                                                    ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.09%
         700        Aderans Co Ltd ...............................        13,872
         588        Amer Group plc ...............................        18,190
       1,843        Bulgari S.p.A ................................         7,642
       2,040        Nintendo Co Ltd ..............................       166,187
         125      * RHI AG .......................................         1,120
         714      * SNIA S.p.A ...................................         1,204
       2,200      * Sega Corp ....................................        12,449
         480        Societe BIC S.A ..............................        15,530
                                                                    ------------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES         236,194
                                                                    ------------
 MISCELLANEOUS RETAIL--0.21%
         142        Folli-Follie S.A .............................         1,695
      41,043        GUS plc ......................................       315,939
         230        Hellenic Duty Free Shops S.A .................         2,038
      11,048        Next plc .....................................       148,261
       5,000        Nippon Mining Holdings, Inc ..................        10,204
      46,674        Signet Group plc .............................        55,147
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                           533,284
                                                                    ------------
 MOTION PICTURES--0.02%
         500        Avex, Inc ....................................         5,186
       5,775        Rank Group plc ...............................        21,451
       2,000        Toho Co Ltd ..................................        18,603
                                                                    ------------
                    TOTAL MOTION PICTURES                                 45,240
                                                                    ------------
 NONDEPOSITORY INSTITUTIONS--1.12%
       1,461        Acom Co Ltd ..................................        38,194
         900        Aiful Corp ...................................        29,600
       2,600        Credit Saison Co Ltd .........................        44,839
     136,824        HBOS plc .....................................     1,404,679
      10,684        Irish Life & Permanent plc ...................       110,755
       5,048        Mediobanca S.p.A .............................        39,826
       8,400        ORIX Corp ....................................       432,113
       1,300        Promise Co Ltd ...............................        36,178
       2,592        Provident Financial plc ......................        22,718
      10,530        SFCG Co Ltd ..................................       683,766
       1,140        Takefuji Corp ................................        54,318
                                                                    ------------
                    TOTAL NONDEPOSITORY INSTITUTIONS                   2,896,986
                                                                    ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.01%
       4,000        Dowa Mining Co Ltd ...........................        14,134
                                                                    ------------
                    TOTAL NONMETALLIC MINERALS, EXCEPT FUELS              14,134
                                                                    ------------
 OIL AND GAS EXTRACTION--3.44%
     139,100        CNOOC Ltd ....................................       185,480
       1,618        Groupe Bruxelles Lambert S.A .................        58,264
      43,469        IHC Caland NV ................................     1,853,697
         320        OMV AG .......................................        34,562
     211,104        Origin Energy Ltd ............................       543,449
     376,828        Shell Transport & Trading Co plc .............     2,275,319
         398        Smedvig ASA (A Shs) ..........................         1,645
         223        Smedvig a/s (B Shs) ..........................           824
       6,733        Statoil ASA ..................................        52,423
         162        Technip-Coflexip S.A .........................        11,093
      30,732        Total Fina Elf S.A ...........................     3,889,027
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                       8,905,783
                                                                    ------------
 PAPER AND ALLIED PRODUCTS--0.50%
       1,138        Buhrmann NV ..................................         2,558
       9,275        Bunzl plc ....................................        56,296
      15,031        Carter Holt Harvey Ltd .......................        14,826
       2,818        De La Rue plc ................................         8,218
          78        Mayr-Melnhof Karton AG .......................         6,294
       5,000      * Mitsubishi Paper Mills Ltd ...................         5,735
       4,000        NGK Insulators Ltd ...........................        18,924
          15        Nippon Unipac Holding ........................        55,912
           1        Nord-Est .....................................            13
       1,056        Norske Skogindustrier ASA ....................        13,461
     138,500        OJI Paper Co Ltd .............................       558,298
       8,461        Rexam plc ....................................        47,210
      11,983        Stora Enso Oyj (R Shs) .......................       110,491
       7,766        Svenska Cellulosa AB (B Shs) .................       245,007
       9,938        UPM-Kymmene Oyj ..............................       128,506
         529        Uni-Charm Corp ...............................        20,789
                                                                    ------------
                    TOTAL PAPER AND ALLIED PRODUCTS                    1,292,538
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--5.41%
     188,903        BHP Billiton Ltd .............................     1,059,350
     581,239        BP plc .......................................     3,739,254
      60,628        BP plc (Spon ADR) ............................     2,339,635
     143,603        ENI S.p.A ....................................     1,918,004
       9,601        Fortum Oyj ...................................        64,431
       1,094        Hellenic Petroleum S.A .......................         5,754
      32,000        Nippon Oil Corp ..............................       134,660
       2,947        Norsk Hydro ASA ..............................       111,273
      16,894        Repsol YPF S.A ...............................       243,707
     101,418        Royal Dutch Petroleum Co .....................     4,133,426
      14,030        Santos Ltd ...................................        49,683
       5,000        Showa Shell Sekiyu KK ........................        32,215
       2,000        Teikoku Oil Co Ltd ...........................         6,763
       4,000        TonenGeneral Sekiyu KK .......................        24,861
      20,957        Woodside Petroleum Ltd .......................       138,041
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                 14,001,057
                                                                    ------------
 PRIMARY METAL INDUSTRIES--0.38%
         976        Acerinox S.A .................................        35,135
          84        Aluminum of Greece S.A.I.C ...................         1,578
       4,171        Arcelor ......................................        36,684
      96,542        BHP Billiton plc .............................       483,739
      26,165        BHP Steel Ltd ................................        51,071
         265        Bekaert S.A ..................................         9,684
      56,649      * Corus Group plc ..............................         5,847
         647        Group 4 Falck a/s ............................         9,887
         220        NKT Holding a/s ..............................         2,392
     109,000        Nippon Steel Corp ............................       130,528
      15,852        OneSteel Ltd .................................        16,093
         641        Pechiney S.A. (A Shs) ........................        15,626
       1,224      * Rautaruukki Oyj ..............................         4,568
         469        Sapa AB ......................................         8,850
      16,820      * Sumitomo Heavy Industries Ltd ................        10,780
      50,000        Sumitomo Metal Industries Ltd ................        22,769
       1,142        Ssab Svenskt Stal AB (Series A) ..............        13,671
         590        Ssab Svenskt Stal AB (Series B) ..............         6,680
       3,201        TUI AG .......................................        30,528
       7,780        ThyssenKrupp AG ..............................        62,483
       1,386        Trelleborg AB (B Shs) ........................        11,442
       1,256        Viohalco S.A .................................         3,810


                       SEE NOTES TO FINANCIAL STATEMENTS

22  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 PRIMARY METAL INDUSTRIES--(CONTINUED)
         191        Voestalpine AG ...............................  $      4,794
                                                                    ------------
                    TOTAL PRIMARY METAL INDUSTRIES                       978,639
                                                                    ------------
 PRINTING AND PUBLISHING--1.01%
       1,705        Arnoldo Mondadori Editore S.p.A ..............        10,884
      60,721        Dai Nippon Printing Co Ltd ...................       580,685
       4,682        Daily Mail & General Trust plc ...............        34,228
       3,499        Eniro AB .....................................        22,903
         822        Grupo Prisa S.A ..............................         5,158
       3,000        Gruppo Editoriale L'Espresso S.p.A ...........        10,246
       6,004        Independent News & Media plc .................         8,845
       1,300        Independent Newspapers Ltd ...................         2,262
       7,228        John Fairfax Holdings Ltd ....................        13,366
       2,895        Lagardere S.C.A ..............................        99,193
     102,181        News Corp Ltd ................................       665,026
      18,515        Pearson plc ..................................       140,622
      13,016        Reed Elsevier NV .............................       131,094
      52,767        Reed Elsevier plc ............................       376,996
       9,799        SCMP Group Ltd ...............................         3,549
         479        Schibsted ASA ................................         4,621
      90,207      * Seat-Pagine Gialle S.p.A .....................        57,978
       6,000        Singapore Press Holdings Ltd .................        60,505
       1,787        Telefonica Publicidad e Informacion S.A ......         6,669
      15,000        Toppan Printing Co Ltd .......................        95,252
       3,125        United Business Media plc ....................        10,719
       8,132        VNU NV .......................................       206,578
       4,691        Wolters Kluwer NV ............................        52,724
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                      2,600,103
                                                                    ------------
 RAILROAD TRANSPORTATION--0.34%
      18,199        Brambles Industries Ltd ......................        50,149
      13,206        Brambles Industries plc ......................        31,729
      10,186        Firstgroup plc ...............................        38,561
      59,000      * Hankyu Corp ..................................       155,735
       6,000        Keihin Electric Express Railway Co Ltd .......        28,386
      25,614      * Kinki Nippon Railway Co Ltd ..................        60,050
      14,935        Mayne Group Ltd ..............................        26,985
     111,179        Nippon Express Co Ltd ........................       446,291
      11,000        Tobu Railway Co Ltd ..........................        30,427
                                                                    ------------
                    TOTAL RAILROAD TRANSPORTATION                        868,313
                                                                    ------------
 REAL ESTATE--0.69%
      11,096        AMP Diversified Property Trust ...............        19,848
      16,306        British Land Co plc ..........................       105,867
      40,983        CFS Gandel Retail Trust ......................        34,177
      40,309        CapitaLand Ltd ...............................        23,749
      28,800        Cheung Kong Holdings Ltd .....................       159,519
       8,400        City Developments Ltd ........................        16,846
      36,005        Commonwealth Property Office Fund ............        25,457
      49,587        General Property Trust .......................        89,597
       2,522        Great Portland Estates plc ...................         8,631
       5,000        Guocoland Ltd ................................         2,054
       4,588        Hammerson plc ................................        31,184
      20,267        Hang Lung Properties Ltd .....................        19,229
       6,406        Harvey Norman Holdings Ltd ...................         7,742
      79,749        Henderson Land Development Co Ltd ............       198,875
      10,307        Hysan Development Co Ltd .....................         7,136
       1,656        Metrovacesa S.A ..............................        47,181
      20,141        Mirvac Group .................................        50,389
      21,000        Mitsubishi Estate Co Ltd .....................       129,280
      62,196        Mitsui Fudosan Co Ltd ........................       356,665
      24,639        New World Development Co Ltd .................         8,451
       2,000        Singapore Land Ltd ...........................         3,671
      24,526        Sino Land Co Ltd .............................         6,839
       9,432        Slough Estates plc ...........................        45,844
      23,299        Stockland Trust Group ........................        69,976
      27,683        Sun Hung Kai Properties Ltd ..................       132,746
         103        TK Development ...............................           409
       1,259        Unibail ......................................        80,506
       4,000        United Overseas Land Ltd .....................         3,830
       4,195        Vallehermoso S.A .............................        43,441
       1,860      * WCM Beteiligungs & Grundbesitz AG ............         3,349
       7,015        Westfield Holdings Ltd .......................        57,568
                                                                    ------------
                    TOTAL REAL ESTATE                                  1,790,056
                                                                    ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.64%
       1,046        Adidas-Salomon AG ............................        92,225
      12,000        Bridgestone Corp .............................       140,968
       4,186        Continental AG ...............................        59,746
       2,473        Michelin (C.G.D.E.) (B Shs) ..................        68,003
       8,359      * Pirelli S.p.A ................................         6,604
      15,101        Puma AG. Rudolf Dassler Sport ................     1,227,627
       6,178      * Ryanair Holdings plc .........................        41,729
         900        Toyoda Gosei Co Ltd ..........................        19,202
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS   1,656,104
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--0.59%
      11,342        3i Group plc .................................        74,669
      22,563        Amvescap plc .................................        99,860
         934        Australian Stock Exchange Ltd ................         6,226
       1,348        Close Brothers Group plc .....................        10,387
      22,000      * Daiwa Securities Group, Inc ..................        90,353
       1,117        Deutsche Boerse AG ...........................        43,063
      11,785      * FinecoGroup S.p.A ............................         4,398
      19,010        Hong Kong Exchanges & Clearing Ltd ...........        20,230
      26,946        Itochu Corp ..................................        65,445
      25,811        Man Group plc ................................       396,354
      34,000        Marubeni Corp ................................        31,827
      18,682        Mitsubishi Corp ..............................       115,325
      24,368        Mitsui & Co Ltd ..............................       117,956
      28,000        Nikko Cordial Corp ...........................        76,741
      35,300      * Nomura Holdings, Inc .........................       367,646
         772        OM AB ........................................         3,396
      10,900        Singapore Exchange Ltd .......................         7,719
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS               1,531,595
                                                                    ------------
 SPECIAL TRADE CONTRACTORS--0.00%
       2,567        Kinden Corp ..................................         8,637
                                                                    ------------
                    TOTAL SPECIAL TRADE CONTRACTORS                        8,637
                                                                    ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.44%
      11,553        Asahi Glass Co Ltd ...........................        61,964
       4,529        BPB plc ......................................        19,293
      20,066        Boral Ltd ....................................        55,779
      10,443        CRH plc (Ireland) ............................       149,280
      17,831        CSR Ltd ......................................        17,240
       1,235      * Cimpor Cimentos de Portugal S.A ..............        22,101
       6,472        Compagnie De Saint-Gobain ....................       178,887
       7,469        Hanson plc ...................................        36,392
         406      * Heidelberger Zement AG. (Germany) ............        11,696
         317        Holcim Ltd (Br) ..............................        52,366
         744        Holcim Ltd (Regd) ............................        23,810
       1,972        Hoya Corp ....................................       118,905
         254        Imerys S.A ...................................        29,435
       2,848        Italcementi S.p.A ............................        26,727
       9,769        James Hardie Industries NV ...................        35,007
       2,729        Lafarge S.A. (Br) ............................       152,766
      10,000        Nippon Sheet Glass Co Ltd ....................        20,661
       1,000        Noritake Co Ltd ..............................         2,614
       9,409        Pilkington plc ...............................         7,325
       2,461        RMC Group plc ................................        13,848
       8,000        Sumitomo Osaka Cement Co Ltd .................        11,537
      25,000        Taiheiyo Cement Corp .........................        36,052
       7,000        Toto Ltd .....................................        31,051


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  23

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 STONE, CLAY, AND GLASS PRODUCTS--(CONTINUED)
         849        Wienerberger AG ..............................  $     14,971
                                                                    ------------
                    TOTAL STONE, CLAY, AND GLASS PRODUCTS              1,129,707
                                                                    ------------
 TEXTILE MILL PRODUCTS--0.02%
       8,000      * Kanebo Ltd ...................................         7,961
       6,000        Mitsubishi Rayon Co Ltd ......................        14,471
       4,000        Nisshinbo Industries, Inc ....................        15,213
       8,000        Toyobo Co Ltd ................................        11,739
                                                                    ------------
                    TOTAL TEXTILE MILL PRODUCTS                           49,384
                                                                    ------------
 TOBACCO PRODUCTS--0.11%
       7,170        Altadis S.A ..................................       174,786
          17        Japan Tobacco, Inc ...........................       101,358
         235        Papastratos Cigarette Co .....................         4,406
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                               280,550
                                                                    ------------
 TRANSPORTATION BY AIR--0.39%
       2,533        Air France ...................................        23,079
      29,918      * Alitalia S.p.A ...............................         6,856
      12,000      * All Nippon Airways Co Ltd ....................        22,263
       2,664        Auckland International Airport Ltd ...........         7,765
      31,240        BAA plc ......................................       232,084
      18,153      * British Airways plc ..........................        29,841
      20,000        Cathay Pacific Airways Ltd ...................        24,361
       3,654        Deutsche Lufthansa AG. (Regd) ................        32,456
         100      * Flughafen Wien AG ............................         3,376
      16,343        Iberia Lineas Aereas de Espana ...............        23,005
      20,000      * Japan Airlines System Corp ...................        38,624
         837        KLM (Royal Dutch Airlines) NV ................         5,243
          83        Kobenhavns Lufthavne As ......................         5,183
     110,813        Qantas Airways Ltd ...........................       198,884
         927      * SAS AB .......................................         3,936
      57,455        Singapore Airlines Ltd .......................       284,809
      18,800        Swire Pacific Ltd (A Shs) ....................        74,482
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                        1,016,247
                                                                    ------------
 TRANSPORTATION EQUIPMENT--3.23%
      63,066        BAE Systems plc ..............................       111,648
      11,709        BBA Group plc ................................        31,463
       2,548        Cycle & Carriage Ltd .........................         5,428
         452        DSV DE Sammenslut Vogn a/s ...................         7,505
      14,805        DaimlerChrysler AG. (Regd) ...................       432,798
      13,152        DaimlerChrysler AG. (U.S.) ...................       385,485
      10,500        Denso Corp ...................................       153,365
       3,748      * Fiat S.p.A ...................................        23,026
       4,000        Hino Motors Ltd ..............................        16,596
      39,281        Honda Motor Co Ltd ...........................     1,304,177
      22,000        Kawasaki Heavy Industries Ltd ................        18,367
     206,000        Keppel Corp Ltd ..............................       490,157
       3,408      * Kvaerner ASA .................................         1,498
       1,144        MAN AG .......................................        17,527
      18,000        Mitsui Engineering & Shipbuilding Co Ltd .....        14,269
      46,688        Nissan Motor Co Ltd ..........................       310,650
      79,702        Patrick Corp Ltd .............................       576,041
       7,838        Peugeot Citroen S.A ..........................       306,533
       3,991        Renault S.A ..................................       132,043
      14,480        Rolls-Royce plc ..............................        16,193
      10,000        SembCorp Marine Ltd ..........................         5,325
         800        Shimano, Inc .................................        10,997
      24,546        Siemens AG ...................................     1,009,780
      13,644        Smiths Group plc .............................       138,025
         691        Thales S.A ...................................        15,880
      63,600        Toyota Industries Corp .......................       941,289
      67,977        Toyota Motor Corp ............................     1,510,536
       1,781        Valeo S.A ....................................        39,277
       6,657        Volkswagen AG ................................       212,112
       6,246        Volvo AB (B Shs) .............................       110,866
       2,000        Yamaha Motor Co Ltd ..........................        14,421
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                     8,363,277
                                                                    ------------
 TRANSPORTATION SERVICES--0.07%
       2,169        Amadeus Global Travel Distribution S.A. (A Shs)        9,964
          31      * Kuoni Reisen Holding (Regd) ..................         6,147
     633,000      * Sinotrans Ltd (H Shs) ........................       164,348
                                                                    ------------
                    TOTAL TRANSPORTATION SERVICES                        180,459
                                                                    ------------
 TRUCKING AND WAREHOUSING--0.62%
       1,000        Mitsubishi Logistics Corp ....................         5,878
     118,000        Mitsui-Soko Co Ltd ...........................       235,841
       4,000        Seino Transportation Co Ltd ..................        24,085
     113,700        Sumitomo Warehouse Co Ltd ....................       229,164
       7,687        TPG NV .......................................       117,097
      87,405        Yamato Transport Co Ltd ......................       985,499
                                                                    ------------
                    TOTAL TRUCKING AND WAREHOUSING                     1,597,564
                                                                    ------------
 WATER TRANSPORTATION--0.18%
       3,139        Associated British Ports Holdings plc ........        19,747
         455        Attica Enterprise Holding S.A ................           839
         798        Bergesen DY a/s (B Shs) ......................        13,306
          36        Compagnie Maritime Belge S.A .................         2,098
           5        Dampskibsselskabet Af 1912 (B Shs) ...........        38,939
           5        Dampskibsselskabet Svendborg (B Shs) .........        57,085
       3,090        Exel plc .....................................        27,474
         413        Frontline Ltd ................................         4,439
       5,000        Kamigumi Co Ltd ..............................        23,275
       5,000        Kawasaki Kisen Kaisha Ltd ....................        11,005
      10,000        Mitsui O.S.K. Lines Ltd ......................        23,950
      19,000      * Neptune Orient Lines Ltd .....................        11,302
      21,000        Nippon Yusen Kabushiki Kaisha ................        72,609
      18,040        P & O Princess Cruises plc ...................       117,838
      15,481        Peninsular & Oriental Steam Navigation Co ....        43,801
         477        Uponor Oyj ...................................         9,109
                                                                    ------------
                    TOTAL WATER TRANSPORTATION                           476,816
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--1.27%
       2,661        AGFA Gevaert NV ..............................        52,266
       3,000      * Anritsu Corp .................................        11,106
      10,598      * Centerpulse AG. (Regd) .......................     2,266,323
          40        D'ieteren S.A ................................         4,583
      10,000        Fuji Electric Co Ltd .........................        17,204
       5,000        Fujisawa Pharmaceutical Co Ltd ...............       100,565
         452        Instrumentarium Oyj ..........................        16,178
         314        M.J. Maillis S.A .............................           836
       2,300        Mitsumi Electric Co Ltd ......................        17,941
       5,436        SSL International plc ........................        14,263
         500      * Sanrio Co Ltd ................................         2,150
       3,000        SembCorp Logistics Ltd .......................         2,889
      52,500        Terumo Corp ..................................       756,641
         454        Titan Cement Co S.A ..........................        14,872
       1,034        Zodiac S.A ...................................        17,534
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                3,295,351
                                                                    ------------
 WHOLESALE TRADE-NONDURABLE GOODS--2.27%
       1,725        Altana AG ....................................        80,940
     138,193        British American Tobacco plc .................     1,292,042
       1,270        Ciba Specialty Chemicals AG. (Regd) ..........        83,119
       1,393      * Clariant AG. (Regd) ..........................        12,678
         877        Gehe AG ......................................        32,442
       1,364        H. Lundbeck a/s ..............................        25,354
      13,006        Imperial Tobacco Group plc ...................       206,596
       4,012        Inditex S.A ..................................        77,883
       1,000        Kokuyo Co Ltd ................................         8,054
      26,000        Li & Fung Ltd ................................        27,335
       9,274        PaperlinX Ltd ................................        28,694
       7,023        Swedish Match AB .............................        52,182


                       SEE NOTES TO FINANCIAL STATEMENTS

24  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited) - INSTITUTIONAL INTERNATIONAL EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES/
   PRINCIPAL                                                          VALUE
   ---------                                                          -----

 WHOLESALE TRADE-NONDURABLE GOODS--(CONTINUED)
      65,813        Unilever NV (Cert) ...........................  $  3,917,517
         213        Wella AG .....................................        15,080
                                                                    ------------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS             5,859,916
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $309,756,079)                            254,337,660
                                                                    ------------

SHORT TERM INVESTMENT--0.73%
 U.S. GOVERNMENT AND AGENCY--0.73%
  $1,900,000        Federal Home Loan Mortgage Corp (FHLMC)
                      1.080%, 04/01/03 ...........................     1,899,935
                                                                    ------------
                    TOTAL U.S. GOVERNMENT AND AGENCY                   1,899,935
                                                                    ------------
                    TOTAL SHORT TERM INVESTMENT
                      (COST $1,900,000)                                1,899,935
                                                                    ------------
                    TOTAL PORTFOLIO--99.20%
                      (COST $312,105,363)                            256,645,286
                    OTHER ASSETS & LIABILITIES, NET--0.80%             2,066,639
                                                                    ------------
                    NET ASSETS--100.00%                             $258,711,925
                                                                    ============
----------
*  Non-income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  25

Statement of Investments
       (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Other Textile Products ......................  $     93,262    0.34%
Business Services .......................................       546,425    1.99
Chemicals and Allied Products ...........................     1,433,495    5.21
Communications ..........................................     2,313,886    8.42
Depository Institutions .................................     5,407,181   19.67
Eating and Drinking Places ..............................         3,538    0.01
Electric, Gas, and Sanitary Services ....................     1,736,313    6.32
Electronic and Other Electric Equipment .................       353,985    1.29
Engineering and Management Services .....................       946,612    3.44
Food and Kindred Products ...............................       342,927    1.25
Food Stores .............................................       456,305    1.66
Forestry ................................................       636,139    2.31
Furniture and Fixtures ..................................        48,195    0.18
Furniture and Homefurnishings Stores ....................        79,144    0.29
General Merchandise Stores ..............................       240,108    0.87
Holding and Other Investment Offices ....................       703,844    2.56
Hotels and Other Lodging Places .........................       226,005    0.82
Industrial Machinery and Equipment ......................     1,988,035    7.23
Instruments and Related Products ........................        56,240    0.20
Insurance Agents, Brokers and Service ...................         8,526    0.03
Insurance Carriers ......................................     2,449,210    8.91
Metal Mining ............................................       134,064    0.49
Miscellaneous Retail ....................................        79,007    0.29
Motion Pictures .........................................       701,251    2.55
Nondepository Institutions ..............................       600,378    2.18
Oil and Gas Extraction ..................................       428,625    1.56
Paper and Allied Products ...............................        81,828    0.30
Petroleum and Coal Products .............................     2,519,675    9.17
Primary Metal Industries ................................        70,498    0.26
Printing and Publishing .................................        42,258    0.15
Railroad Transportation .................................       319,424    1.16
Rubber and Miscellaneous Plastics Products ..............         5,142    0.02
Security and Commodity Brokers ..........................       677,878    2.47
Tobacco Products ........................................       638,148    2.32
Transportation By Air ...................................        86,298    0.31
Transportation Equipment ................................       684,489    2.49
Wholesale Trade-Durable Goods ...........................       281,622    1.02
                                                           ------------  ------
TOTAL COMMON STOCK (COST $27,607,949) ...................    27,419,960   99.74
                                                           ------------  ------
TOTAL PORTFOLIO (COST $27,607,949) ......................    27,419,960   99.74
OTHER ASSETS & LIABILITIES, NET .........................        70,804    0.26
                                                           ------------  ------
NET ASSETS ..............................................  $ 27,490,764  100.00%
                                                           ============  ======

                       ----------------------------------
    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCK--99.74%
 APPAREL AND OTHER TEXTILE PRODUCTS--0.34%
       3,400      * Jones Apparel Group, Inc .....................  $     93,262
                                                                    ------------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS              93,262
                                                                    ------------
 BUSINESS SERVICES--1.99%
      33,600      * AOL Time Warner, Inc .........................       364,896
         500      * BMC Software, Inc ............................         7,545
         200      * Checkfree Corp ...............................         4,496
      49,500      * Sun Microsystems, Inc ........................       161,370
         900      * WebMD Corp ...................................         8,118
                                                                    ------------
                    TOTAL BUSINESS SERVICES                              546,425
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--5.21%
         200        Alberto-Culver Co (Class B) ..................         9,856
       1,600        Avon Products, Inc ...........................        91,280
      15,000        Bristol-Myers Squibb Co ......................       316,950
         100        Church & Dwight Co, Inc ......................         3,036
         500        Clorox Co ....................................        23,085
         500        Colgate-Palmolive Co .........................        27,220
       3,700        Du Pont (E.I.) de Nemours & Co ...............       143,782
         100        Estee Lauder Cos (Class A) ...................         3,036
         200      * Genentech, Inc ...............................         7,002
         100      * Genzyme Corp (General Division) ..............         3,645
       3,000        Gillette Co ..................................        92,820
         200      * Invitrogen Corp ..............................         6,126
         600        Lilly (Eli) & Co .............................        34,290
       2,410        Merck & Co, Inc ..............................       132,020
       2,200        Procter & Gamble Co ..........................       195,910
       8,000        Rohm & Haas Co ...............................       238,240
       5,900        Schering-Plough Corp .........................       105,197
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                1,433,495
                                                                    ------------
 COMMUNICATIONS--8.42%
      18,480        AT&T Corp ....................................       299,376
       2,100        Alltel Corp ..................................        93,996
       6,800        BellSouth Corp ...............................       147,356
          50      * Charter Communications, Inc (Class A) ........            42
      19,063      * Comcast Corp .................................       545,011
      55,400      * Lucent Technologies, Inc .....................        81,438
      30,200        SBC Communications, Inc ......................       605,812
      15,300        Verizon Communications, Inc ..................       540,855
                                                                    ------------
                    TOTAL COMMUNICATIONS                               2,313,886
                                                                    ------------
 DEPOSITORY INSTITUTIONS--19.67%
      12,800        Bank Of America Corp .........................       855,552
         100        Bank Of New York Co, Inc .....................         2,050
      12,200        Bank One Corp ................................       422,364
         100        Capitol Federal Financial ....................         2,998
       9,100        Charter One Financial, Inc ...................       251,706
      29,100        Citigroup, Inc ...............................     1,002,495
         344        FNB Corp .....................................         9,852
         800        First Tennessee National Corp ................        31,768
       6,900        FleetBoston Financial Corp ...................       164,772
         800        Golden West Financial Corp ...................        57,544
         400        Greenpoint Financial Corp ....................        17,924
      13,400        Hibernia Corp (Class A) ......................       227,264
         600        Hudson City Bancorp, Inc .....................        12,144
      11,600        J.P. Morgan Chase & Co .......................       275,036
       2,800        KeyCorp ......................................        63,168
       1,200        National City Corp ...........................        33,420
         700        New York Community Bancorp, Inc ..............        20,860
         100        People's Bank ................................         2,525
         200        Regions Financial Corp .......................         6,480
         400        Roslyn Bancorp, Inc ..........................         7,192
       3,800        TCF Financial Corp ...........................       152,152
      31,800        U.S. Bancorp .................................       603,564
      15,700        Wachovia Corp ................................       534,899
         430        Washington Federal, Inc ......................         9,056
         300        Webster Financial Corp .......................        10,536
      14,000        Wells Fargo & Co .............................       629,860
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                      5,407,181
                                                                    ------------
 EATING AND DRINKING PLACES--0.01%
         100        Outback Steakhouse, Inc ......................         3,538
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                       3,538
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--6.32%
         200        Allete, Inc ..................................         4,152
         100        Alliant Energy Corp ..........................         1,607
       1,100        Ameren Corp ..................................        42,955
       2,100        American Electric Power Co, Inc ..............        47,985
       1,100        Cinergy Corp .................................        37,015
       1,500        Consolidated Edison, Inc .....................        57,705
       1,200        DTE Energy Co ................................        46,380
       2,000        Dominion Resources, Inc ......................       110,740
         900        Energy East Corp .............................        16,020
       5,900        Entergy Corp .................................       284,085


                       SEE NOTES TO FINANCIAL STATEMENTS

26  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       5,882        Exelon Corp ..................................  $    296,512
       1,300        FPL Group, Inc ...............................        76,609
       1,800        FirstEnergy Corp .............................        56,700
         400        Great Plains Energy, Inc .....................         9,548
         200        Hawaiian Electric Industries, Inc ............         8,152
         200        Idacorp, Inc .................................         4,560
       1,100        KeySpan Corp .................................        35,475
         300        NSTAR ........................................        12,006
       1,600        NiSource, Inc ................................        29,120
         200        Nicor, Inc ...................................         5,464
         400        OGE Energy Corp ..............................         7,188
       1,000        PPL Corp .....................................        35,610
         200        Peoples Energy Corp ..........................         7,154
       1,000        Pepco Holdings, Inc ..........................        17,400
         600        Philadelphia Suburban Corp ...................        13,170
       1,500        Progress Energy, Inc .........................        58,725
       1,400        Public Service Enterprise Group, Inc .........        51,366
         500        Puget Energy, Inc ............................        10,655
         500        Questar Corp .................................        14,785
          46      * Reliant Resources, Inc .......................           164
         600        SCANA Corp ...................................        17,952
       1,300        Sempra Energy ................................        32,448
       4,900        Southern Co ..................................       139,356
       1,100        TECO Energy, Inc .............................        11,693
          75        Texas Genco Holdings, Inc ....................         1,304
         300        Vectren Corp .................................         6,453
      10,000        Xcel Energy, Inc .............................       128,100
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         1,736,313
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--1.29%
       2,740        Advantest Corp (ADR) .........................        24,386
         100        Emerson Electric Co ..........................         4,535
      21,200        Motorola, Inc ................................       175,112
       8,800      * National Semiconductor Corp ..................       149,952
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT        353,985
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--3.44%
       6,900        Fluor Corp ...................................       232,392
      43,550        Monsanto Co ..................................       714,220
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES            946,612
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--1.25%
       2,100        Coca-Cola Co .................................        85,008
         200        Coca-Cola Enterprises, Inc ...................         3,738
       3,700        Conagra Foods, Inc ...........................        74,296
         600      * Dean Foods Co ................................        25,746
          33      * Del Monte Foods Co ...........................           246
       1,200        H.J. Heinz Co ................................        35,040
         300        Hershey Foods Corp ...........................        18,798
       1,000        Kellogg Co ...................................        30,650
         100        Lancaster Colony Corp ........................         3,835
       2,600        Sara Lee Corp ................................        48,620
         300        Wrigley (Wm.) Jr Co ..........................        16,950
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                      342,927
                                                                    ------------
 FOOD STORES--1.66%
      34,700      * Kroger Co ....................................       456,305
                                                                    ------------
                    TOTAL FOOD STORES                                    456,305
                                                                    ------------
 FORESTRY--2.31%
      13,300        Weyerhaeuser Co ..............................       636,139
                                                                    ------------
                    TOTAL FORESTRY                                       636,139
                                                                    ------------
 FURNITURE AND FIXTURES--0.18%
       1,700        Newell Rubbermaid, Inc .......................        48,195
                                                                    ------------
                      TOTAL FURNITURE AND FIXTURES                        48,195
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.29%
      14,000        Circuit City Stores, Inc (Circuit City Group)         72,800
         400        Pier 1 Imports, Inc ..........................         6,344
                                                                    ------------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES            79,144
                                                                    ------------
 GENERAL MERCHANDISE STORES--0.87%
       1,600      * Costco Wholesale Corp ........................        48,048
         600        J.C. Penney Co, Inc ..........................        11,784
       1,900        May Department Stores Co .....................        37,791
       5,900        Sears Roebuck & Co ...........................       142,485
                                                                    ------------
                    TOTAL GENERAL MERCHANDISE STORES                     240,108
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--2.56%
         100        Allied Capital Corp ..........................         1,998
         300        AMB Property Corp ............................         8,475
         500        Annaly Mortgage Management, Inc ..............         8,735
         500        Apartment Investment & Management Co (Class A)        18,240
         300        Arden Realty, Inc ............................         6,804
         100        Boston Properties, Inc .......................         3,790
         200        Camden Property Trust ........................         6,480
         500        Crescent Real Estate Equities Co .............         7,190
         300        Developers Diversified Realty Corp ...........         7,245
         800        Duke Realty Corp .............................        21,584
       2,700        Equity Office Properties Trust ...............        68,715
         200        Equity Residential ...........................         4,814
         200        First Industrial Realty Trust, Inc ...........         5,664
         300        Health Care Property Investors, Inc ..........        10,005
       6,563        Highwoods Properties, Inc ....................       134,148
         500        Hospitality Properties Trust .................        15,275
         400        iStar Financial, Inc .........................        11,668
         700        Kimco Realty Corp ............................        24,584
         600        Liberty Property Trust .......................        18,780
       5,068        Mack-Cali Realty Corp ........................       156,956
         600        New Plan Excel Realty Trust ..................        11,754
         100        Regency Centers Corp .........................         3,295
         900        Simon Property Group, Inc ....................        32,247
         600        United Dominion Realty Trust, Inc ............         9,588
       3,000        Washington Mutual, Inc .......................       105,810
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES           703,844
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--0.82%
       9,500        Starwood Hotels & Resorts Worldwide, Inc .....       226,005
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                226,005
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.23%
       9,000        Baker Hughes, Inc ............................       269,370
      11,000        Cummins, Inc .................................       270,600
       8,700        Deere & Co ...................................       341,562
      10,475        Hewlett-Packard Co ...........................       162,886
       8,130        International Business Machines Corp .........       637,636
         100        Pentair, Inc .................................         3,535
       5,000        Pitney Bowes, Inc ............................       159,600
      47,300      * Solectron Corp ...............................       142,846
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT           1,988,035
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--0.20%
       1,900        Eastman Kodak Co .............................        56,240
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS                56,240
                                                                    ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.03%
         200        Marsh & McLennan Cos, Inc ....................         8,526
                                                                    ------------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE            8,526
                                                                    ------------
 INSURANCE CARRIERS--8.91%
      15,300        Aetna, Inc ...................................       754,290
       1,800        Aflac, Inc ...................................        57,690
       4,800        Allstate Corp ................................       159,216
       6,600        American International Group, Inc ............       326,370
         600        Fidelity National Financial, Inc .............        20,490
       1,000        Jefferson-Pilot Corp .........................        38,480


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  27

Statement of Investments
       (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 INSURANCE CARRIERS--(CONTINUED)
       6,120        Lincoln National Corp ........................  $    171,360
         200        MONY Group, Inc ..............................         4,180
      13,500        Max Re Capital Ltd ...........................       170,100
       2,000        MetLife, Inc .................................        52,760
         100        Nationwide Financial Services, Inc (Class A) .         2,437
       8,900        PMI Group, Inc ...............................       227,395
       2,200        Principal Financial Group ....................        59,708
         500        Progressive Corp .............................        29,655
         400        Protective Life Corp .........................        11,420
       1,100        Prudential Financial, Inc ....................        32,175
       8,847        Safeco Corp ..................................       309,380
         200        Stancorp Financial Group, Inc ................        10,310
         200        Torchmark Corp ...............................         7,160
         200        Unitrin, Inc .................................         4,634
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           2,449,210
                                                                    ------------
 METAL MINING--0.49%
       7,200      * Inco Ltd Co (U.S.) ...........................       134,064
                                                                    ------------
                    TOTAL METAL MINING                                   134,064
                                                                    ------------
 MISCELLANEOUS RETAIL--0.29%
       2,600        CVS Corp .....................................        62,010
         800      * Office Depot, Inc ............................         9,464
         900      * Toys ORO Us, Inc .............................         7,533
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                            79,007
                                                                    ------------
 MOTION PICTURES--2.55%
      60,876      * Liberty Media Corp (Class A) .................       592,323
       6,400        Walt Disney Co ...............................       108,928
                                                                    ------------
                    TOTAL MOTION PICTURES                                701,251
                                                                    ------------
 NONDEPOSITORY INSTITUTIONS--2.18%
       3,100        American Express Co ..........................       103,013
         100        Doral Financial Corp .........................         3,535
       9,300        Freddie Mac ..................................       493,830
                                                                    ------------
                    TOTAL NONDEPOSITORY INSTITUTIONS                     600,378
                                                                    ------------
 OIL AND GAS EXTRACTION--1.56%
      12,500        Noble Energy, Inc ............................       428,625
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                         428,625
                                                                    ------------
 PAPER AND ALLIED PRODUCTS--0.30%
       1,800        Kimberly-Clark Corp ..........................        81,828
                                                                    ------------
                    TOTAL PAPER AND ALLIED PRODUCTS                       81,828
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--9.17%
       7,200        ChevronTexaco Corp ...........................       465,480
       2,500        ConocoPhillips ...............................       134,000
      46,200        Exxon Mobil Corp .............................     1,614,690
      21,900        Lyondell Chemical Co .........................       305,505
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                  2,519,675
                                                                    ------------
 PRIMARY METAL INDUSTRIES--0.26%
       3,600        Alcoa, Inc ...................................        69,768
      16,600     b* Bethlehem Steel Corp .........................           730
                                                                    ------------
                    TOTAL PRIMARY METAL INDUSTRIES                        70,498
                                                                    ------------
 PRINTING AND PUBLISHING--0.15%
         600        Gannett Co, Inc ..............................        42,258
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                         42,258
                                                                    ------------
 RAILROAD TRANSPORTATION--1.16%
      11,200        CSX Corp .....................................       319,424
                                                                    ------------
                    TOTAL RAILROAD TRANSPORTATION                        319,424
                                                                    ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.02%
         100        Nike, Inc (Class B) ..........................         5,142
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS       5,142
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--2.47%
       1,100        Franklin Resources, Inc ......................        36,201
         800        Goldman Sachs Group, Inc .....................        54,464
         200        Instinet Group, Inc ..........................           702
       2,900        Legg Mason, Inc ..............................       141,346
         700        Lehman Brothers Holdings, Inc ................        40,425
       4,500        Merrill Lynch & Co, Inc ......................       159,300
       6,400        Morgan Stanley ...............................       245,440
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 677,878
                                                                    ------------
 TOBACCO PRODUCTS--2.32%
      21,300        Altria Group, Inc ............................       638,148
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                               638,148
                                                                    ------------
 TRANSPORTATION BY AIR--0.31%
      12,507      * Northwest Airlines Corp ......................        86,298
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                           86,298
                                                                    ------------
 TRANSPORTATION EQUIPMENT--2.49%
       5,800        Autoliv, Inc .................................       115,826
       7,300        Boeing Co ....................................       182,938
      28,500        Ford Motor Co ................................       214,320
       6,242        Textron, Inc .................................       171,405
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                       684,489
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--1.02%
      10,200        Martin Marietta Materials, Inc ...............       281,622
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                  281,622
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $27,607,949)                              27,419,960
                                                                    ------------
                    TOTAL PORTFOLIO--99.74%
                      (COST $27,607,949)                              27,419,960
                    OTHER ASSETS & LIABILITIES, NET--0.26%                70,804
                                                                    ------------
                    NET ASSETS--100.00%                             $ 27,490,764
                                                                    ============

----------
*  Non-income producing
b  In bankruptcy


                        SEE NOTES TO FINANCIAL STATEMENTS

28  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services .......................  $     53,904    0.28%
Apparel and Accessory Stores ............................       275,426    1.46
Apparel and Other Textile Products ......................         3,717    0.02
Automotive Dealers and Service Stations .................       248,373    1.32
Building Materials and Garden Supplies ..................        19,733    0.10
Business Services .......................................     3,182,802   16.87
Chemicals and Allied Products ...........................     2,004,307   10.62
Coal Mining .............................................        29,754    0.16
Communications ..........................................       749,523    3.97
Depository Institutions .................................       326,722    1.73
Eating and Drinking Places ..............................       514,183    2.72
Educational Services ....................................       278,941    1.48
Electric, Gas, and Sanitary Services ....................       100,946    0.54
Electronic and Other Electric Equipment .................     1,229,310    6.52
Engineering and Management Services .....................       308,203    1.63
Fabricated Metal Products ...............................       289,743    1.54
Food and Kindred Products ...............................       382,750    2.03
Food Stores .............................................       311,541    1.65
Furniture and Fixtures ..................................        28,498    0.15
Furniture and Homefurnishings Stores ....................       405,829    2.15
General Merchandise Stores ..............................       154,852    0.82
Health Services .........................................       325,907    1.73
Holding and Other Investment Offices ....................        44,915    0.24
Hotels and Other Lodging Places .........................       217,474    1.15
Industrial Machinery and Equipment ......................     1,082,868    5.74
Instruments and Related Products ........................     1,493,662    7.92
Insurance Carriers ......................................     1,145,833    6.07
Leather and Leather Products ............................        35,193    0.19
Metal Mining ............................................       203,385    1.08
Miscellaneous Manufacturing Industries ..................       203,580    1.08
Miscellaneous Retail ....................................       390,377    2.07
Motion Pictures .........................................         1,710    0.01
Nondepository Institutions ..............................         7,590    0.04
Oil and Gas Extraction ..................................       448,734    2.38
Personal Services .......................................       394,226    2.09
Petroleum and Coal Products .............................       175,329    0.93
Printing and Publishing .................................       128,184    0.68
Real Estate .............................................        27,060    0.14
Rubber and Miscellaneous Plastics Products ..............        60,195    0.32
Security and Commodity Brokers ..........................       342,513    1.81
Stone, Clay, and Glass Products .........................        51,164    0.27
Textile Mill Products ...................................        23,970    0.13
Tobacco Products ........................................         2,760    0.01
Transportation By Air ...................................         8,990    0.05
Transportation Equipment ................................        30,412    0.16
Transportation Services .................................        78,934    0.42
Trucking and Warehousing ................................         3,200    0.02
Wholesale Trade-Durable Goods ...........................       117,381    0.62
Wholesale Trade-Nondurable Goods ........................       362,178    1.92
                                                           ------------  ------
TOTAL COMMON STOCK (COST $17,883,647) ...................    18,306,781   97.03
                                                           ------------  ------
TOTAL PORTFOLIO (COST $17,883,647) ......................    18,306,781   97.03
OTHER ASSETS & LIABILITIES, NET .........................       560,318    2.97
                                                           ------------  ------
NET ASSETS ..............................................  $ 18,867,099  100.00%
                                                           ============  ======

                    ---------------------------------------
    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCK--97.03%
 AMUSEMENT AND RECREATION SERVICES--0.28%
         500      * Harrah's Entertainment, Inc ..................  $     17,850
         900        International Speedway Corp (Class A) ........        36,054
                                                                    ------------
                    TOTAL AMUSEMENT AND RECREATION SERVICES               53,904
                                                                    ------------
 APPAREL AND ACCESSORY STORES--1.46%
       4,922      * Abercrombie & Fitch Co (Class A) .............       147,808
         400      * American Eagle Outfitters, Inc ...............         5,808
       4,471      * Chico's FAS, Inc .............................        89,420
       1,000        Foot Locker, Inc .............................        10,700
         600        Ross Stores, Inc .............................        21,690
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                   275,426
                                                                    ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.02%
         100      * Columbia Sportswear Co .......................         3,717
                                                                    ------------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS               3,717
                                                                    ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--1.32%
       1,000      * Advance Auto Parts ...........................        46,250
       2,635      * Autozone, Inc ................................       181,051
         200      * Carmax, Inc ..................................         2,914
         600      * Copart, Inc ..................................         4,608
         500      * O'Reilly Automotive, Inc .....................        13,550
                                                                    ------------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS        248,373
                                                                    ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.10%
         700        Fastenal Co ..................................        19,733
                                                                    ------------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES          19,733
                                                                    ------------
 BUSINESS SERVICES--16.87%
       3,700      * AMN Healthcare Services, Inc .................        40,626
         200      * Activision, Inc ..............................         2,890
       8,704        Adobe Systems, Inc ...........................       268,344
       3,900      * Advent Software, Inc .........................        47,459
       1,094      * Affiliated Computer Services, Inc (Class A) ..        48,420
      17,851      * BEA Systems, Inc .............................       181,902
       1,000      * BMC Software, Inc ............................        15,090
       1,300      * Bisys Group, Inc .............................        21,216
       4,177      * Brocade Communications Systems, Inc ..........        20,384
       3,819      * Business Objects S.A. (Spon ADR) .............        62,441
       4,200      * CSG Systems International, Inc ...............        36,414
       3,800      * Cadence Design Systems, Inc ..................        38,000
         100      * Catalina Marketing Corp ......................         1,923
         700      * Ceridian Corp ................................         9,786
         300      * Certegy, Inc .................................         7,560
         500      * ChoicePoint, Inc .............................        16,950
       2,300      * Convergys Corp ...............................        30,360
       4,660      * DST Systems, Inc .............................       126,752
       1,850        Deluxe Corp ..................................        74,241
         400      * Dun & Bradstreet Corp ........................        15,300
       2,065      * Electronic Arts, Inc .........................       121,092
       8,117        Equifax, Inc .................................       162,259
         300        Fair Isaac Corp ..............................        15,246
       2,788      * Fiserv, Inc ..................................        87,766
         300      * GTECH Holdings Corp ..........................         9,798
         200        Henry (Jack) & Associates, Inc ...............         2,118
       1,047        IMS Health, Inc ..............................        16,344
       2,525      * Intuit, Inc ..................................        93,930
         300      * Iron Mountain, Inc ...........................        11,475
       9,465      * J.D. Edwards & Co ............................       104,304
       6,872      * Juniper Networks, Inc ........................        56,144
       4,793      * Lamar Advertising Co .........................       140,675
         400        Manpower, Inc ................................        11,952
         985      * Mercury Interactive Corp .....................        29,235
         600      * National Processing, Inc .....................         8,352
       3,332      * Network Associates, Inc ......................        46,015
      13,172      * Peoplesoft, Inc ..............................       201,532
         300      * Perot Systems Corp (Class A) .................         3,078
         200      * Rent-A-Center, Inc ...........................        10,942
         200        Reynolds & Reynolds Co (Class A) .............         5,060
       2,100      * Robert Half International, Inc ...............        27,951
       2,306      * Siebel Systems, Inc ..........................        18,471
      11,089      * Sungard Data Systems, Inc ....................       236,196
       5,488      * Symantec Corp ................................       215,020
         600      * Synopsys, Inc ................................        25,536
         300      * TMP Worldwide, Inc ...........................         3,219
         200      * Titan Corp ...................................         1,490


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  29

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 BUSINESS SERVICES--(CONTINUED)
         500        Total System Services, Inc ...................  $      7,830
         200      * United Rentals, Inc ..........................         1,924
         900      * VeriSign, Inc ................................         7,866
       6,224      * Veritas Software Corp ........................       109,418
         200        Viad Corp ....................................         4,288
         600      * WebMD Corp ...................................         5,412
      13,106      * Yahoo!, Inc ..................................       314,806
                                                                    ------------
                    TOTAL BUSINESS SERVICES                            3,182,802
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--10.62%
         550        Alberto-Culver Co (Class B) ..................        27,104
       2,500      * Alcon, Inc ...................................       102,550
       2,540        Allergan, Inc ................................       173,253
         700      * Andrx Corp ...................................         8,267
         600        Avery Dennison Corp ..........................        35,202
       2,320      * Barr Laboratories, Inc .......................       132,240
       2,090      * Biogen, Inc ..................................        62,616
         400        Cabot Corp ...................................         9,544
         200      * Cephalon, Inc ................................         7,988
         300      * Charles River Laboratories International, Inc          7,656
         900      * Chiron Corp ..................................        33,750
         100        Church & Dwight Co, Inc ......................         3,036
       1,100        Clorox Co ....................................        50,787
         100        Dial Corp ....................................         1,940
       1,300        Ecolab, Inc ..................................        64,129
         400        Estee Lauder Cos (Class A) ...................        12,144
       3,085      * Genzyme Corp (General Division) ..............       112,448
       6,265      * Gilead Sciences, Inc .........................       263,067
       2,400      * Human Genome Sciences, Inc ...................        20,520
       1,200        ICN Pharmaceuticals, Inc .....................        10,692
       4,325      * IDEC Pharmaceuticals Corp ....................       148,862
         500      * IVAX Corp ....................................         6,125
         400        International Flavors & Fragrances, Inc ......        12,436
       3,225      * King Pharmaceuticals, Inc ....................        38,474
       8,325      * Medimmune, Inc ...............................       273,310
         500      * Millennium Pharmaceuticals, Inc ..............         3,930
       8,516        Mylan Laboratories, Inc ......................       244,835
         400      * OM Group, Inc ................................         3,500
         400      * SICOR, Inc ...................................         6,680
       6,275        Serono S.A. ADR ..............................        75,614
         700        Sigma-Aldrich Corp ...........................        31,143
         500        Valspar Corp .................................        20,465
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                2,004,307
                                                                    ------------
 COAL MINING--0.16%
       1,800        Consol Energy, Inc ...........................        29,754
                                                                    ------------
                    TOTAL COAL MINING                                     29,754
                                                                    ------------
 COMMUNICATIONS--3.97%
       3,300     b* Adelphia Business Solutions, Inc .............            83
       4,206      * Cox Radio, Inc (Class A) .....................        86,896
      22,848      * Level 3 Communications, Inc ..................       117,896
       4,127      * Lin TV Corp (Class A) ........................        84,645
      12,184      * Nextel Communications, Inc (Class A) .........       163,144
      10,700      * Qwest Communications International, Inc ......        37,343
      15,762      * Sprint Corp (PCS Group) ......................        68,722
       7,640      * Univision Communications, Inc (Class A) ......       187,256
         200      * West Corp ....................................         3,538
                                                                    ------------
                    TOTAL COMMUNICATIONS                                 749,523
                                                                    ------------
 DEPOSITORY INSTITUTIONS--1.73%
         100        Provident Financial Group, Inc ...............         2,123
       2,367        Synovus Financial Corp .......................        42,346
       3,963        TCF Financial Corp ...........................       158,679
       4,400        Union Planters Corp ..........................       115,676
         200        Westamerica Bancorp ..........................         7,898
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                        326,722
                                                                    ------------
 EATING AND DRINKING PLACES--2.72%
       4,027        Applebee's International, Inc ................       112,917
         600      * Aramark Corp (Class B) .......................        13,740
       5,600      * Brinker International, Inc ...................       170,800
         300        CBRL Group, Inc ..............................         8,235
         900      * CEC Entertainment, Inc .......................        24,489
         900        Darden Restaurants, Inc ......................        16,065
       1,300        Outback Steakhouse, Inc ......................        45,994
       1,300        Ruby Tuesday, Inc ............................        26,520
         400      * The Cheesecake Factory, Inc ..................        12,908
         700        Wendy's International, Inc ...................        19,257
       2,600      * Yum! Brands, Inc .............................        63,258
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                     514,183
                                                                    ------------
 EDUCATIONAL SERVICES--1.48%
       4,594      * Apollo Group, Inc (Class A) ..................       229,241
         100      * Career Education Corp ........................         4,892
       2,400      * DeVry, Inc ...................................        44,808
                                                                    ------------
                    TOTAL EDUCATIONAL SERVICES                           278,941
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.54%
       2,600      * AES Corp .....................................         9,412
       1,700      * Allied Waste Industries, Inc .................        13,583
       2,000      * Calpine Corp .................................         6,600
         200      * Citizens Communications Co ...................         1,996
         300        Kinder Morgan, Inc ...........................        13,500
       3,900      * Mirant Corp ..................................         6,240
       2,300        Texas Genco Holdings, Inc ....................        39,997
       2,100        Williams Cos, Inc ............................         9,618
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES           100,946
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.52%
       1,200      * ADC Telecommunications, Inc ..................         2,472
       4,099      * Advanced Fibre Communications, Inc ...........        62,059
      60,100      * Agere Systems, Inc (Class B) .................        90,150
      13,100      * Altera Corp ..................................       177,374
         100      * American Power Conversion Corp ...............         1,424
         100      * Amphenol Corp (Class A) ......................         4,075
       2,900      * Atmel Corp ...................................         4,640
       2,383      * Broadcom Corp (Class A) ......................        29,430
       4,800      * CIENA Corp ...................................        20,976
         400      * Comverse Technology, Inc .....................         4,524
       3,102      * Energizer Holdings, Inc ......................        79,070
         600      * Fairchild Semiconductor International, Inc
                    (Class A) ....................................         6,276
       2,588      * Integrated Circuit Systems, Inc ..............        56,160
         200      * International Rectifier Corp .................         3,934
         500      * Intersil Corp (Class A) ......................         7,780
       4,784      * JDS Uniphase Corp ............................        13,634
       1,700      * Jabil Circuit, Inc ...........................        29,750
       1,633      * L-3 Communications Holdings, Inc .............        65,598
         900      * LSI Logic Corp ...............................         4,068
         900        Maytag Corp ..................................        17,127
       7,707      * Micrel, Inc ..................................        71,059
       2,300        Microchip Technology, Inc ....................        45,770
       1,000        Molex, Inc ...................................        21,480
       5,079      * National Semiconductor Corp ..................        86,546
       4,146      * Novellus Systems, Inc ........................       113,061
       1,300      * Nvidia Corp ..................................        16,705
       1,500      * PMC-Sierra, Inc ..............................         8,925
         600      * Polycom, Inc .................................         4,848
       3,811      * QLogic Corp ..................................       141,541
         600      * RF Micro Devices, Inc ........................         3,617
       2,400      * Sanmina-SCI Corp .............................         9,696
         300      * Semtech Corp .................................         4,545
       1,900      * Tellabs, Inc .................................        11,001
         500      * Utstarcom, Inc ...............................         9,995
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT      1,229,310
                                                                    ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

30  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ENGINEERING AND MANAGEMENT SERVICES--1.63%
         100      * Affymetrix, Inc ..............................  $      2,600
       2,200      * BearingPoint, Inc ............................        14,014
       1,952        Halliburton Co ...............................        40,465
         200      * Jacobs Engineering Group, Inc ................         8,402
       4,215        Moody's Corp .................................       194,859
         700      * Quest Diagnostics, Inc .......................        41,783
         500      * Quintiles Transnational Corp .................         6,080
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES            308,203
                                                                    ------------
 FABRICATED METAL PRODUCTS--1.54%
         300      * Alliant Techsystems, Inc .....................        16,203
         100        Ball Corp ....................................         5,570
       4,002        Danaher Corp .................................       263,172
         200        Stanley Works ................................         4,798
                                                                    ------------
                    TOTAL FABRICATED METAL PRODUCTS                      289,743
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--2.03%
         900        Coca-Cola Enterprises, Inc ...................        16,821
         600        Dreyer's Grand Ice Cream, Inc ................        41,592
       1,500        Hershey Foods Corp ...........................        93,990
       2,300        McCormick & Co, Inc (Non-Vote) ...............        55,522
       7,475        Pepsi Bottling Group, Inc ....................       134,027
       1,430        Tootsie Roll Industries, Inc .................        40,798
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                      382,750
                                                                    ------------
 FOOD STORES--1.65%
      11,878      * Starbucks Corp ...............................       305,977
         100      * Whole Foods Market, Inc ......................         5,564
                                                                    ------------
                    TOTAL FOOD STORES                                    311,541
                                                                    ------------
 FURNITURE AND FIXTURES--0.15%
         200      * Furniture Brands International, Inc ..........         3,912
       1,300        Herman Miller, Inc ...........................        20,930
         200        Leggett & Platt, Inc .........................         3,656
                                                                    ------------
                    TOTAL FURNITURE AND FIXTURES                          28,498
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--2.15%
       7,983      * Bed Bath & Beyond, Inc .......................       275,733
       2,300        RadioShack Corp ..............................        51,267
       3,616      * Williams-Sonoma, Inc .........................        78,829
                                                                    ------------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES           405,829
                                                                    ------------
 GENERAL MERCHANDISE STORES--0.82%
         200      * 99 Cents Only Stores .........................         5,100
       5,300      * BJ's Wholesale Club, Inc .....................        59,890
         300      * Big Lots, Inc ................................         3,375
       3,700        Dollar General Corp ..........................        45,177
       1,300      * Dollar Tree Stores, Inc ......................        25,870
         500        Family Dollar Stores, Inc ....................        15,440
                                                                    ------------
                    TOTAL GENERAL MERCHANDISE STORES                     154,852
                                                                    ------------
 HEALTH SERVICES--1.73%
       3,700      * Caremark Rx, Inc .............................        67,155
         200      * Community Health Systems, Inc ................         4,098
         400      * DaVita, Inc ..................................         8,292
         500      * Express Scripts, Inc .........................        27,840
       1,700      * First Health Group Corp ......................        43,248
       1,000        Health Management Associates, Inc (Class A) ..        19,000
       2,200      * Laboratory Corp Of America Holdings ..........        65,230
         100      * LifePoint Hospitals, Inc .....................         2,511
       1,000      * Lincare Holdings, Inc ........................        30,690
         200      * Orthodontic Centers Of America, Inc ..........         1,042
       1,300      * Renal Care Group, Inc ........................        40,534
         399      * Universal Health Services, Inc (Class B) .....        16,267
                                                                    ------------
                    TOTAL HEALTH SERVICES                                325,907
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.24%
       1,300        Rouse Co .....................................        44,915
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES            44,915
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--1.15%
         500      * Extended Stay America, Inc ...................         5,050
       1,000        Marriott International, Inc (Class A) ........        31,810
       7,592        Starwood Hotels & Resorts Worldwide, Inc .....       180,614
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                217,474
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.74%
         100      * AGCO Corp ....................................         1,610
         400      * American Standard Cos, Inc ...................        27,508
         500        Black & Decker Corp ..........................        17,430
         500      * CDW Computer Centers, Inc ....................        20,400
         989      * Cooper Cameron Corp ..........................        48,965
       3,700      * Emulex Corp ..................................        70,855
       3,500      * Flowserve Corp ...............................        40,775
       1,000      * Grant Prideco, Inc ...........................        12,060
       3,171      * International Game Technology ................       259,705
       2,527      * Lam Research Corp ............................        28,780
       3,500      * Lexmark International, Inc ...................       234,325
         600      * National-Oilwell, Inc ........................        13,434
       2,200      * Network Appliance, Inc .......................        24,618
         100        Pall Corp ....................................         2,000
       3,844        Pitney Bowes, Inc ............................       122,700
         200      * SPX Corp .....................................         6,832
       2,610      * Smith International, Inc .....................        91,950
      18,655      * Solectron Corp ...............................        56,338
         300        Symbol Technologies, Inc .....................         2,583
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT           1,082,868
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--7.92%
       4,599        Applera Corp (Applied Biosystems Group) ......        72,802
         100        Beckman Coulter, Inc .........................         3,403
       3,100        Becton Dickinson & Co ........................       106,764
       9,373        Biomet, Inc ..................................       287,282
       1,000      * Cytyc Corp ...................................        13,050
         400        Dentsply International, Inc ..................        13,916
         400      * Fisher Scientific International, Inc .........        11,184
       6,078      * KLA-Tencor Corp ..............................       218,455
         300      * Mettler-Toledo International, Inc ............         8,937
         500      * Millipore Corp ...............................        16,350
       4,300        PerkinElmer, Inc .............................        38,227
       7,012      * St. Jude Medical, Inc ........................       341,835
         100      * Steris Corp ..................................         2,616
       2,651        Stryker Corp .................................       181,991
       1,000      * Teradyne, Inc ................................        11,640
         336      * Varian Medical Systems, Inc ..................        18,120
       1,500      * Waters Corp ..................................        31,740
       2,372      * Zimmer Holdings, Inc .........................       115,350
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS             1,493,662
                                                                    ------------
 INSURANCE CARRIERS--6.07%
       5,063      * AdvancePCS ...................................       143,485
       5,048        Aetna, Inc ...................................       248,866
       5,576      * Anthem, Inc ..................................       369,410
       1,700        HCC Insurance Holdings, Inc ..................        43,452
         200      * Markel Corp ..................................        44,740
         200      * Mid Atlantic Medical Services, Inc ...........         8,110
         700      * Oxford Health Plans, Inc .....................        21,252
       4,114        PMI Group, Inc ...............................       105,113
       2,103      * Wellpoint Health Networks, Inc ...............       161,405
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           1,145,833
                                                                    ------------
 LEATHER AND LEATHER PRODUCTS--0.19%
         700      * Coach, Inc ...................................        26,831
         200      * Timberland Co (Class A) ......................         8,362
                                                                    ------------
                    TOTAL LEATHER AND LEATHER PRODUCTS                    35,193
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  31

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 METAL MINING--1.08%
       3,800        Freeport-McMoRan Copper & Gold, Inc (Class A)   $     64,790
       5,300        Newmont Mining Corp ..........................       138,595
                                                                    ------------
                    TOTAL METAL MINING                                   203,385
                                                                    ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.08%
       3,500        Callaway Golf Co .............................        41,580
       7,200        Mattel, Inc ..................................       162,000
                                                                    ------------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES         203,580
                                                                    ------------
 MISCELLANEOUS RETAIL--2.07%
       2,400      * Amazon.Com, Inc ..............................        62,472
         200      * Barnes & Noble, Inc ..........................         3,798
         400      * Borders Group, Inc ...........................         5,880
         100      * MSC Industrial Direct Co (Class A) ...........         1,599
         600      * Michaels Stores, Inc .........................        15,006
         100        Omnicare, Inc ................................         2,721
       5,220      * Petco Animal Supplies, Inc ...................        98,397
         900      * Petsmart, Inc ................................        11,340
       4,900      * Rite Aid Corp ................................        10,976
       8,000      * Staples, Inc .................................       146,640
       1,000        Tiffany & Co .................................        25,000
         200      * Zale Corp ....................................         6,548
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                           390,377
                                                                    ------------
 MOTION PICTURES--0.01%
         100        Blockbuster, Inc (Class A) ...................         1,710
                                                                    ------------
                    TOTAL MOTION PICTURES                                  1,710
                                                                    ------------
 NONDEPOSITORY INSTITUTIONS--0.04%
       2,300      * AmeriCredit Corp .............................         7,590
                                                                    ------------
                    TOTAL NONDEPOSITORY INSTITUTIONS                       7,590
                                                                    ------------
 OIL AND GAS EXTRACTION--2.38%
       6,944      * BJ Services Co ...............................       238,804
         300        Burlington Resources, Inc ....................        14,313
         200      * Cimarex Energy Co ............................         3,890
         100        Diamond Offshore Drilling, Inc ...............         1,941
       1,000        ENSCO International, Inc .....................        25,510
         200      * Forest Oil Corp ..............................         4,460
         300      * Newfield Exploration Co ......................        10,167
       2,200        Noble Energy, Inc ............................        75,438
       1,800        Ocean Energy, Inc ............................        36,000
         396      * Patterson-UTI Energy, Inc ....................        12,815
         300      * Pioneer Natural Resources Co .................         7,530
         500      * Pride International, Inc .....................         6,745
         100        Rowan Cos, Inc ...............................         1,966
         500      * Varco International, Inc .....................         9,155
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                         448,734
                                                                    ------------
 PERSONAL SERVICES--2.09%
       2,800        Cintas Corp ..................................        92,120
       6,861        H & R Block, Inc .............................       292,896
         200      * Weight Watchers International, Inc ...........         9,210
                                                                    ------------
                    TOTAL PERSONAL SERVICES                              394,226
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--0.93%
         200        Amerada Hess Corp ............................         8,852
       3,769        Murphy Oil Corp ..............................       166,477
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                    175,329
                                                                    ------------
 PRINTING AND PUBLISHING--0.68%
         100        New York Times Co (Class A) ..................         4,315
       2,200        R.R. Donnelley & Sons Co .....................        40,304
         100        Reader's Digest Association, Inc (Class A) ...         1,021
       1,000        Scripps (E.W.) Co (Class A) ..................        75,740
         300        Wiley (John) & Sons, Inc (Class A) ...........         6,804
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                        128,184
                                                                    ------------
 REAL ESTATE--0.14%
         900      * Catellus Development Corp ....................        18,900
         300        St. Joe Co ...................................         8,160
                                                                    ------------
                    TOTAL REAL ESTATE                                     27,060
                                                                    ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.32%
       1,500      * Sealed Air Corp ..............................        60,195
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS      60,195
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--1.81%
       4,933        Federated Investors, Inc (Class B) ...........       125,545
         300      * Investment Technology Group, Inc .............         4,191
         200        Investors Financial Services Corp ............         4,870
       2,798        Legg Mason, Inc ..............................       136,375
       2,100        Nuveen Investments, Inc ......................        46,935
         500        SEI Investments Co ...........................        13,100
         100        T Rowe Price Group, Inc ......................         2,712
         500        Waddell & Reed Financial, Inc (Class A) ......         8,785
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 342,513
                                                                    ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.27%
       8,761      * Corning, Inc .................................        51,164
                                                                    ------------
                    TOTAL STONE, CLAY, AND GLASS PRODUCTS                 51,164
                                                                    ------------
 TEXTILE MILL PRODUCTS--0.13%
         500      * Mohawk Industries, Inc .......................        23,970
                                                                    ------------
                    TOTAL TEXTILE MILL PRODUCTS                           23,970
                                                                    ------------
 TOBACCO PRODUCTS--0.01%
         100        UST, Inc .....................................         2,760
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                                 2,760
                                                                    ------------
 TRANSPORTATION BY AIR--0.05%
         250        * JetBlue Airways Corp .......................         6,928
         200        Skywest, Inc .................................         2,062
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                            8,990
                                                                    ------------
 TRANSPORTATION EQUIPMENT--0.16%
       1,000      * Gentex Corp ..................................        25,440
         100        Polaris Industries, Inc ......................         4,972
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                        30,412
                                                                    ------------
 TRANSPORTATION SERVICES--0.42%
         500        C.H. Robinson Worldwide, Inc .................        16,350
         900        Expeditors International Of Washington, Inc ..        32,355
       1,900      * Sabre Holdings Corp ..........................        30,229
                                                                    ------------
                    TOTAL TRANSPORTATION SERVICES                         78,934
                                                                    ------------
 TRUCKING AND WAREHOUSING--0.02%
         200      * Swift Transportation Co, Inc .................         3,200
                                                                    ------------
                    TOTAL TRUCKING AND WAREHOUSING                         3,200
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--0.62%
         200      * Apogent Technologies, Inc ....................         2,916
       3,100      * Arrow Electronics, Inc .......................        45,570
       1,500      * Patterson Dental Co ..........................        68,895
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                  117,381
                                                                    ------------
 WHOLESALE TRADE-NONDURABLE GOODS--1.92%
       3,752        AmerisourceBergen Corp .......................       196,978
       1,200        Brown-Forman Corp (Class B) ..................        92,280
       2,925        McKesson Corp ................................        72,920
                                                                    ------------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS               362,178
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $17,883,647)                              18,306,781
                                                                    ------------
                    TOTAL PORTFOLIO--97.03%
                      (COST $17,883,647)                            $ 18,306,781
                    OTHER ASSETS & LIABILITIES, NET--2.97%               560,318
                                                                    ------------
                    NET ASSETS--100.00%                             $ 18,867,099
                                                                    ============

----------
*  Non-income producing
b  In bankruptcy


                       SEE NOTES TO FINANCIAL STATEMENTS

32  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Accessory Stores ............................  $    105,300    0.76%
Automotive Dealers and Service Stations .................         1,282    0.01
Business Services .......................................       625,592    4.49
Chemicals and Allied Products ...........................       731,002    5.24
Communications ..........................................       225,130    1.61
Depository Institutions .................................     1,991,328   14.28
Eating and Drinking Places ..............................       165,687    1.19
Electric, Gas, and Sanitary Services ....................     1,854,727   13.30
Electronic and Other Electric Equipment .................       562,880    4.04
Engineering and Management Services .....................       416,989    2.99
Fabricated Metal Products ...............................        12,860    0.09
Food and Kindred Products ...............................       228,241    1.64
Food Stores .............................................        88,905    0.64
Furniture and Fixtures ..................................       313,600    2.25
Furniture and Homefurnishings Stores ....................        76,700    0.55
Holding and Other Investment Offices ....................     1,008,838    7.24
Hotels and Other Lodging Places .........................       156,419    1.12
Industrial Machinery and Equipment ......................       823,029    5.90
Instruments and Related Products ........................       225,868    1.62
Insurance Carriers ......................................     1,329,579    9.54
Metal Mining ............................................        57,163    0.41
Miscellaneous Retail ....................................       305,855    2.19
Oil and Gas Extraction ..................................       824,849    5.92
Paper and Allied Products ...............................       464,648    3.33
Petroleum and Coal Products .............................       151,637    1.09
Printing and Publishing .................................        77,968    0.56
Railroad Transportation .................................       249,491    1.79
Security and Commodity Brokers ..........................       298,790    2.14
Tobacco Products ........................................        72,150    0.52
Transportation By Air ...................................        69,359    0.50
Transportation Equipment ................................       205,269    1.47
Wholesale Trade-Durable Goods ...........................       161,988    1.16
                                                           ------------  ------
TOTAL COMMON STOCK (COST $14,034,054) ...................    13,883,123   99.58
                                                           ------------  ------
TOTAL PORTFOLIO (COST $14,034,054) ......................    13,883,123   99.58
OTHER ASSETS & LIABILITIES, NET .........................        58,182    0.42
                                                           ------------  ------
NET ASSETS ..............................................  $ 13,941,305  100.00%
                                                           ============  ======

                    ---------------------------------------
    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCK--99.58%
 APPAREL AND ACCESSORY STORES--0.76%
       6,500        Nordstrom, Inc ...............................  $    105,300
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                   105,300
                                                                    ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.01%
          88      * Carmax, Inc ..................................         1,282
                                                                    ------------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS          1,282
                                                                    ------------
 BUSINESS SERVICES--4.49%
      14,358      * Brocade Communications Systems, Inc ..........        70,067
       1,829      * Computer Sciences Corp .......................        59,534
       3,688      * Lamar Advertising Co .........................       108,243
       4,196        Manpower, Inc ................................       125,376
       4,450      * Peoplesoft, Inc ..............................        68,085
      22,110      * Sun Microsystems, Inc ........................        72,079
       5,700        Viad Corp ....................................       122,208
                                                                    ------------
                    TOTAL BUSINESS SERVICES                              625,592
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--5.24%
       6,167        Dial Corp ....................................       119,640
       2,100      * Genzyme Corp (General Division) ..............        76,545
       7,400        International Flavors & Fragrances, Inc ......       230,066
         600        PPG Industries, Inc ..........................        27,048
         800        Praxair, Inc .................................        45,080
       5,200        Rohm & Haas Co ...............................       154,856
       1,900        Valspar Corp .................................        77,767
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                  731,002
                                                                    ------------
 COMMUNICATIONS--1.61%
      13,800      * Broadwing, Inc ...............................        55,200
      11,500      * Level 3 Communications, Inc ..................        59,340
       5,392      * Lin TV Corp (Class A) ........................       110,590
                                                                    ------------
                    TOTAL COMMUNICATIONS                                 225,130
                                                                    ------------
 DEPOSITORY INSTITUTIONS--14.28%
         100        AmSouth Bancorp ..............................         1,988
       6,914        Astoria Financial Corp .......................       160,612
         300        Capitol Federal Financial ....................         8,994
      10,019        Charter One Financial, Inc ...................       277,126
         755        Commerce Bancshares, Inc .....................        27,595
         496        FNB Corp .....................................        14,205
       2,700        Greenpoint Financial Corp ....................       120,987
      15,002        Hibernia Corp (Class A) ......................       254,434
       3,300        IndyMac Bancorp, Inc .........................        64,185
       1,970        Mercantile Bankshares Corp ...................        66,862
       6,400        National Commerce Financial Corp .............       151,680
       7,100        North Fork Bancorp, Inc ......................       209,095
       1,100        Regions Financial Corp .......................        35,640
       1,700        SouthTrust Corp ..............................        43,401
       3,978        TCF Financial Corp ...........................       159,279
       9,834        Union Planters Corp ..........................       258,536
       3,000        UnionBanCal Corp .............................       118,260
         876        Washington Federal, Inc ......................        18,449
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                      1,991,328
                                                                    ------------
 EATING AND DRINKING PLACES--1.19%
       6,810      * Yum! Brands, Inc .............................       165,687
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                     165,687
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--13.30%
       9,482      * Allegheny Energy, Inc ........................        58,883
       3,690        Cinergy Corp .................................       124,169
       2,628        Consolidated Edison, Inc .....................       101,099
       6,368        Constellation Energy Group, Inc ..............       176,585
       3,300        DTE Energy Co ................................       127,545
         200      * Dynegy, Inc (Class A) ........................           522
       1,800        Energy East Corp .............................        32,040
       4,130        Entergy Corp .................................       198,860
       2,700        Equitable Resources, Inc .....................       101,277
       5,080        FirstEnergy Corp .............................       160,020
         500        Hawaiian Electric Industries, Inc ............        20,380
       2,000        KeySpan Corp .................................        64,500
         700        NSTAR ........................................        28,014
       4,200        National Fuel Gas Co .........................        91,854
         400        Peoples Energy Corp ..........................        14,308
       2,000        Pepco Holdings, Inc ..........................        34,800
         700        Philadelphia Suburban Corp ...................        15,365
       3,870        Pinnacle West Capital Corp ...................       128,639
       2,800        Public Service Enterprise Group, Inc .........       102,732
       1,100        Puget Energy, Inc ............................        23,441
       1,300        SCANA Corp ...................................        38,896
       2,300        Sempra Energy ................................        57,408
       1,500        Wisconsin Energy Corp ........................        38,100
       9,000        Xcel Energy, Inc .............................       115,290
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         1,854,727
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--4.04%
      37,150      * ADC Telecommunications, Inc ..................        76,529
       9,533      * ASML Holding NV (New York Shs) ...............        62,632
       7,193      * Comverse Technology, Inc .....................        81,353
      32,514      * JDS Uniphase Corp ............................        92,665
       7,902      * Micrel, Inc ..................................        72,856
       3,100        Molex, Inc ...................................        66,588


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  33

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       2,300      * National Semiconductor Corp ..................  $     39,192
      23,300      * Sycamore Networks, Inc .......................        71,065
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT        562,880
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--2.99%
       3,600        Fluor Corp ...................................       121,248
      18,033        Monsanto Co ..................................       295,741
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES            416,989
                                                                    ------------
 FABRICATED METAL PRODUCTS--0.09%
         300        Fortune Brands, Inc ..........................        12,860
                                                                    ------------
                    TOTAL FABRICATED METAL PRODUCTS                       12,860
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--1.64%
      14,100        Archer Daniels Midland Co ....................       152,280
         600        Hershey Foods Corp ...........................        37,596
         900        Hormel Foods Corp ............................        19,053
         800        McCormick & Co, Inc (Non-Vote) ...............        19,312
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                      228,241
                                                                    ------------
 FOOD STORES--0.64%
       6,725        Winn-Dixie Stores, Inc .......................        88,905
                                                                    ------------
                    TOTAL FOOD STORES                                     88,905
                                                                    ------------
 FURNITURE AND FIXTURES--2.25%
         600        Hillenbrand Industries, Inc ..................        30,588
         200        Johnson Controls, Inc ........................        14,488
       5,912      * Lear Corp ....................................       208,989
       2,100        Newell Rubbermaid, Inc .......................        59,535
                                                                    ------------
                    TOTAL FURNITURE AND FIXTURES                         313,600
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.55%
      14,750        Circuit City Stores, Inc (Circuit City Group)         76,700
                                                                    ------------
                    TOTAL FURNITURE AND HOME FURNISHINGS STORES           76,700
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--7.24%
       4,480        Apartment Investment & Management Co (Class A)       163,430
       4,100        Developers Diversified Realty Corp ...........        99,015
       7,033        Duke Realty Corp .............................       189,750
         600        Equity Residential ...........................        14,442
         200      * FelCor Lodging Trust, Inc ....................         1,246
       3,100        General Growth Properties, Inc ...............       167,245
       8,032        Highwoods Properties, Inc ....................       164,174
       4,900        Mack-Cali Realty Corp ........................       151,753
       1,700        Popular, Inc .................................        57,783
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES         1,008,838
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--1.12%
       6,575        Starwood Hotels & Resorts Worldwide, Inc .....       156,419
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                156,419
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.90%
       3,000        Black & Decker Corp ..........................       104,580
       6,150        Cummins, Inc .................................       151,290
         300      * Gateway, Inc .................................           708
       5,102        Kennametal, Inc ..............................       143,519
       8,095        Pitney Bowes, Inc ............................       258,392
       2,372      * SPX Corp .....................................        81,028
      27,653      * Solectron Corp ...............................        83,512
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT             823,029
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--1.62%
       5,441        Becton Dickinson & Co ........................       187,388
       1,300        Eastman Kodak Co .............................        38,480
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS               225,868
                                                                    ------------
 INSURANCE CARRIERS--9.54%
       6,185        Aetna, Inc ...................................       304,921
         100        American National Insurance Co ...............         7,793
       1,400      * Anthem, Inc ..................................        92,750
         300        Erie Indemnity Co (Class A) ..................        10,890
       4,880        Lincoln National Corp ........................       136,640
      12,000        Max Re Capital Ltd ...........................       151,200
         300        Mercury General Corp .........................        11,385
       1,500        Old Republic International Corp ..............        40,125
       6,176        PMI Group, Inc ...............................       157,797
       4,143        Protective Life Corp .........................       118,283
       7,000        Safeco Corp ..................................       244,790
         400        St. Paul Cos, Inc ............................        12,720
         400        Stancorp Financial Group, Inc ................        20,620
         300        Transatlantic Holdings, Inc ..................        19,665
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           1,329,579
                                                                    ------------
 METAL MINING--0.41%
       3,070      * Inco Ltd Co (U.S.) ...........................        57,163
                                                                    ------------
                    TOTAL METAL MINING                                    57,163
                                                                    ------------
 MISCELLANEOUS RETAIL--2.19%
       6,100      * Borders Group, Inc ...........................        89,670
      12,600      * Office Depot, Inc ............................       149,058
       8,020      * Toys ORO Us, Inc .............................        67,127
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                           305,855
                                                                    ------------
 OIL AND GAS EXTRACTION--5.92%
       3,880        Apache Corp ..................................       239,551
       3,881        Devon Energy Corp ............................       187,142
       3,400        Diamond Offshore Drilling, Inc ...............        65,994
       3,900        Marathon Oil Corp ............................        93,483
       3,300        Noble Energy, Inc ............................       113,157
       1,500        Unocal Corp ..................................        39,465
       4,700      * Varco International, Inc .....................        86,057
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                         824,849
                                                                    ------------
 PAPER AND ALLIED PRODUCTS--3.33%
       8,000        Abitibi-Consolidated, Inc ....................        55,600
      21,000        Abitibi-Consolidated, Inc (Canada) ...........       146,334
       5,400      * Pactiv Corp ..................................       109,620
      11,460      * Smurfit-Stone Container Corp .................       153,094
                                                                    ------------
                    TOTAL PAPER AND ALLIED PRODUCTS                      464,648
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--1.09%
      10,870        Lyondell Chemical Co .........................       151,637
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                    151,637
                                                                    ------------
 PRINTING AND PUBLISHING--0.56%
       2,200        Dow Jones & Co, Inc ..........................        77,968
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                         77,968
                                                                    ------------
 RAILROAD TRANSPORTATION--1.79%
       7,967        CSX Corp .....................................       227,219
       1,200        Norfolk Southern Corp ........................        22,272
                                                                    ------------
                    TOTAL RAILROAD TRANSPORTATION                        249,491
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--2.14%
       3,600        A.G. Edwards, Inc ............................        93,240
         200      * E*trade Group, Inc ...........................           842
       4,200        Legg Mason, Inc ..............................       204,708
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 298,790
                                                                    ------------
 TOBACCO PRODUCTS--0.52%
       3,900        Loews Corp (Carolina Group) ..................        72,150
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                                72,150
                                                                    ------------
 TRANSPORTATION BY AIR--0.50%
      10,052      * Northwest Airlines Corp ......................        69,359
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                           69,359
                                                                    ------------
 TRANSPORTATION EQUIPMENT--1.47%
       5,000        Autoliv, Inc .................................        99,850
       3,839        Textron, Inc .................................       105,419
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                       205,269
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

34  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 WHOLESALE TRADE-DURABLE GOODS--1.16%
       5,867        Martin Marietta Materials, Inc ...............  $    161,988
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                  161,988
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $14,034,054)                              13,883,123
                                                                    ------------
                    TOTAL PORTFOLIO--99.58%
                      (COST $14,034,054)                              13,883,123
                    OTHER ASSETS & LIABILITIES, NET--0.42%                58,182
                                                                    ------------
                    NET ASSETS--100.00%                             $ 13,941,305
                                                                    ============
----------
*  Non-income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  35

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops .......................... $    61,263       0.22%
Agricultural Production-Livestock ......................      20,200       0.07
Agricultural Services ..................................      13,923       0.05
Amusement and Recreation Services ......................     248,219       0.90
Apparel and Accessory Stores ...........................     538,413       1.94
Apparel and Other Textile Products .....................     102,490       0.37
Auto Repair, Services and Parking ......................      14,472       0.05
Automotive Dealers and Service Stations ................      39,361       0.14
Building Materials and Garden Supplies .................      63,077       0.23
Business Services ......................................   2,769,085      10.00
Chemicals and Allied Products ..........................   1,986,844       7.18
Coal Mining ............................................      65,343       0.24
Communications .........................................     567,294       2.05
Depository Institutions ................................   2,475,797       8.94
Eating and Drinking Places .............................     370,556       1.34
Educational Services ...................................     215,248       0.78
Electric, Gas, and Sanitary Services ...................   1,284,581       4.64
Electronic and Other Electric Equipment ................   2,197,822       7.94
Engineering and Management Services ....................     931,873       3.37
Fabricated Metal Products ..............................     212,414       0.77
Food and Kindred Products ..............................     465,510       1.68
Food Stores ............................................     113,357       0.41
Furniture and Fixtures .................................      20,467       0.07
Furniture and Homefurnishings Stores ...................      82,561       0.30
General Building Contractors ...........................     113,966       0.41
General Merchandise Stores .............................     107,723       0.39
Health Services ........................................     373,977       1.35
Heavy Construction, Except Building ....................      40,365       0.15
Holding and Other Investment Offices ...................   2,646,242       9.56
Hotels and Other Lodging Places ........................     126,729       0.46
Industrial Machinery and Equipment .....................   1,370,878       4.95
Instruments and Related Products .......................   1,433,198       5.18
Insurance Agents, Brokers and Service ..................      64,385       0.23
Insurance Carriers .....................................     856,707       3.10
Justice, Public Order and Safety .......................       2,940       0.01
Leather and Leather Products ...........................      91,976       0.33
Legal Services .........................................       8,640       0.03
Lumber and Wood Products ...............................      33,435       0.12
Metal Mining ...........................................      48,247       0.17
Miscellaneous Manufacturing Industries .................     235,179       0.85
Miscellaneous Retail ...................................     262,279       0.95
Motion Pictures ........................................      83,132       0.30
Nondepository Institutions .............................     200,602       0.72
Nonmetallic Minerals, Except Fuels .....................       5,680       0.02
Oil and Gas Extraction .................................     861,812       3.11
Paper and Allied Products ..............................     104,155       0.38
Personal Services ......................................     140,348       0.51
Petroleum and Coal Products ............................      88,361       0.32
Primary Metal Industries ...............................     303,722       1.10
Printing and Publishing ................................     264,820       0.96
Railroad Transportation ................................      65,662       0.24
Real Estate ............................................     123,302       0.45
Rubber and Miscellaneous Plastics Products .............     151,562       0.55
Security and Commodity Brokers .........................      92,777       0.34
Social Services ........................................      15,470       0.06
Special Trade Contractors ..............................     124,817       0.45
Stone, Clay, and Glass Products ........................     222,423       0.80
Textile Mill Products ..................................      32,601       0.12
Tobacco Products .......................................      51,288       0.19
Transportation By Air ..................................     202,720       0.73
Transportation Equipment ...............................     349,772       1.26
Transportation Services ................................      52,947       0.19
Trucking and Warehousing ...............................     221,705       0.80
Water Transportation ...................................      82,806       0.30
Wholesale Trade-Durable Goods ..........................     556,881       2.01
Wholesale Trade-Nondurable Goods .......................     458,008       1.65
                                                         -----------     ------
TOTAL COMMON STOCK (COST $27,255,526) ..................  27,534,409      99.48
                                                         -----------     ------
TOTAL PORTFOLIO (COST $27,255,526) .....................  27,534,409      99.48
OTHER ASSETS & LIABILITIES, NET ........................     144,293       0.52
                                                         -----------     ------
NET ASSETS ............................................. $27,678,702     100.00%
                                                         ===========     ======

                       ---------------------------------

    SHARES                                                               VALUE
    ------                                                              ------
COMMON STOCK--99.48%
 AGRICULTURAL PRODUCTION-CROPS--0.22%
         100          Alico, Inc .................................... $   2,426
       2,500          Delta & Pine Land Co ..........................    56,525
         800        * Seminis, Inc (Class A) ........................     2,312
                                                                      ---------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS                61,263
                                                                      ---------
 AGRICULTURAL PRODUCTION-LIVESTOCK--0.07%
         100          Seaboard Corp .................................    20,200
                                                                      ---------
                      TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK            20,200
                                                                      ---------
 AGRICULTURAL SERVICES--0.05%
         900        * VCA Antech, Inc ...............................    13,923
                                                                      ---------
                      TOTAL AGRICULTURAL SERVICES                        13,923
                                                                      ---------
 AMUSEMENT AND RECREATION SERVICES--0.90%
       1,400        * Alliance Gaming Corp ..........................    21,000
         800        * Argosy Gaming Co ..............................    15,984
       1,000        * Aztar Corp ....................................    13,430
         300        * Bally Total Fitness Holding Corp ..............     1,521
         300        * Championship Auto Racing Teams, Inc ...........     1,098
         300          Churchill Downs, Inc ..........................    10,200
         400          Dover Downs Gaming & Entertainment, Inc .......     3,956
         100          Dover Motorsport, Inc .........................       318
       1,100        * Gaylord Entertainment Co ......................    19,745
         700        * Isle Of Capri Casinos, Inc ....................     8,169
         500        * MTR Gaming Group, Inc .........................     3,315
         400        * Magna Entertainment Corp (Class A) ............     1,724
         300        * Multimedia Games, Inc .........................     5,769
       1,200        * Penn National Gaming, Inc .....................    21,300
         600          Speedway Motorsports, Inc .....................    14,154
       1,700        * Station Casinos, Inc ..........................    35,887
       4,700        * WMS Industries, Inc ...........................    59,925
       1,400        * World Wrestling Federation Entertainment, Inc .    10,724
                                                                      ---------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           248,219
                                                                      ---------
 APPAREL AND ACCESSORY STORES--1.94%
         600        * Aeropostale, Inc ..............................     7,950
       2,100        * AnnTaylor Stores Corp .........................    43,113
         300        * Bebe Stores, Inc ..............................     3,540
         300        * Buckle, Inc ...................................     5,310
         900          Burlington Coat Factory Warehouse Corp ........    14,670
         100        * Cache, Inc ....................................     1,005
         700          Cato Corp (Class A) ...........................    13,328
         200        * Charlotte Russe Holding, Inc ..................     1,616
       6,600        * Charming Shoppes, Inc .........................    23,100
         300        * Children's Place Retail Stores, Inc ...........     2,763
       1,200        * Christopher & Banks Corp ......................    21,240
       2,000          Claire's Stores, Inc ..........................    47,220
         200          Deb Shops, Inc ................................     3,736
       1,100        * Dress Barn, Inc ...............................    14,795
         300        * Factory 2-U Stores, Inc .......................     1,230
       1,600        * Finish Line, Inc (Class A) ....................    24,000
       1,100        * Footstar, Inc .................................     9,240
       1,000        * Genesco, Inc ..................................    14,220
         800        * Goody's Family Clothing, Inc ..................     3,224
       4,300        * Gymboree Corp .................................    64,672
       1,500        * Hot Topic, Inc ................................    34,965


                        SEE NOTES TO FINANCIAL STATEMENTS

36  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 APPAREL AND ACCESSORY STORES--(CONTINUED)
         200        * Mothers Work, Inc ............................. $   4,430
       1,000          Oshkosh B'gosh, Inc (Class A) .................    26,000
       2,150        * Pacific Sunwear Of California, Inc ............    43,753
       3,600        * Payless Shoesource, Inc .......................    56,340
         300        * Shoe Carnival, Inc ............................     4,566
       1,000        * Stage Stores, Inc .............................    21,180
         900        * Too, Inc ......................................    14,949
         300        * Urban Outfitters, Inc .........................     6,750
         700        * Wet Seal, Inc (Class A) .......................     5,110
         100        * Wilsons The Leather Experts, Inc ..............       398
                                                                      ---------
                      TOTAL APPAREL AND ACCESSORY STORES                538,413
                                                                      ---------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.37%
         300        * Collins & Aikman Corp .........................     1,221
         100        * DHB Industries, Inc ...........................       222
         400        * Guess?, Inc ...................................     1,424
       1,000          Kellwood Co ...................................    28,940
         200        * Mossimo, Inc ..................................       964
       1,400        * Nautica Enterprises, Inc ......................    13,580
         300          Oxford Industries, Inc ........................     7,395
       1,300          Phillips-Van Heusen Corp ......................    16,055
       1,000        * Quiksilver, Inc ...............................    30,620
         300        * Tropical Sportswear International Corp ........     1,365
       1,600        * Westpoint Stevens, Inc ........................       704
                                                                      ---------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          102,490
                                                                      ---------
 AUTO REPAIR, SERVICES AND PARKING--0.05%
         300        * Amerco, Inc ...................................     1,212
         500          Central Parking Corp ..........................     5,000
         200        * Dollar Thrifty Automotive Group, Inc ..........     3,330
         100        * Midas, Inc ....................................       730
         200        * Monro Muffler Brake, Inc ......................     4,200
                                                                      ---------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING            14,472
                                                                      ---------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.14%
         300        * Asbury Automotive Group, Inc ..................     2,400
         700        * CSK Auto Corp .................................     6,370
       1,000        * Group 1 Automotive, Inc .......................    21,400
         200        * Lithia Motors, Inc (Class A) ..................     2,460
         300        * MarineMax, Inc ................................     2,706
         200        * United Auto Group, Inc ........................     2,350
         100        * West Marine, Inc ..............................     1,675
                                                                      ---------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      39,361
                                                                      ---------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.23%
         622          Building Materials Holding Corp ...............     8,279
         700        * Central Garden & Pet Co .......................    15,148
       5,000        * Louisiana-Pacific Corp ........................    39,650
                                                                      ---------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       63,077
                                                                      ---------
 BUSINESS SERVICES--10.00%
         300        * 3D Systems Corp ...............................     1,398
         200          Aaron Rents, Inc ..............................     4,076
       1,800          ABM Industries, Inc ...........................    23,652
       1,100        * Acacia Research--Acacia Technologies ..........     1,331
       2,400        * Acclaim Entertainment, Inc ....................       936
       6,100        * Actuate Corp ..................................     8,473
         700        * Administaff, Inc ..............................     4,375
         900        * Advo, Inc .....................................    29,700
         100        * Aether Systems, Inc ...........................       315
       1,800        * Agile Software Corp ...........................    11,556
       1,200        * Akamai Technologies, Inc ......................     1,692
         200        * Altiris, Inc ..................................     2,498
       2,700        * American Management Systems, Inc ..............    32,616
         700        * Ansys, Inc ....................................    16,765
         800        * Anteon International Corp .....................    17,960
       2,400        * APAC Customer Services, Inc ...................     5,568
       3,200        * Aquantive, Inc ................................    14,240
       1,600        * Arbitron, Inc .................................    50,720
      11,100        * Ariba, Inc ....................................    31,302
       2,700        * Armor Holdings, Inc ...........................    27,000
       8,800        * Ascential Software Corp .......................    24,640
       1,400        * Asiainfo Holdings, Inc ........................     5,642
       2,700        * Aspect Communications Corp ....................     8,316
       1,000        * Aspen Technology, Inc .........................     2,400
         500        * At Road, Inc ..................................     3,380
       2,000        * Barra, Inc ....................................    59,380
       2,900        * Borland Software Corp .........................    26,680
       1,000          Brady Corp (Class A) ..........................    28,280
       1,100        * CACI International, Inc (Class A) .............    36,696
         400        * Caminus Corp ..................................     3,556
         200        * Carreker Corp .................................       410
       1,300        * CCC Information Services Group, Inc ...........    21,034
       1,700        * CDI Corp ......................................    39,610
       1,100        * Chordiant Software, Inc .......................     1,221
       2,700        * Ciber, Inc ....................................    12,852
       3,800        * CNET Networks, Inc ............................     9,538
         800        * Cognizant Technology Solutions Corp ...........    53,880
       2,700        * Computer Horizons Corp ........................     8,316
         200        * Computer Programs & Systems, Inc ..............     4,900
         500        * Concord Communications, Inc ...................     4,285
         500        * CoStar Group, Inc .............................    11,160
       1,500        * Covansys Corp .................................     3,555
       1,400        * Cross County, Inc .............................    16,100
         400        * Cross Media Marketing Corp ....................       140
         800        * Datastream Systems, Inc .......................     5,456
       1,000        * Dendrite International, Inc ...................     8,500
         100        * Digimarc Corp .................................     1,164
         700        * Digital Insight Corp ..........................     9,765
       1,200        * Digital River, Inc ............................    16,428
         400        * DocuCorp International, Inc ...................     1,316
       2,200        * Documentum, Inc ...............................    28,864
       2,800        * DoubleClick, Inc ..............................    21,756
         200        * Dynamics Research Corp ........................     2,612
         619        * E.piphany, Inc ................................     2,464
       5,900        * Earthlink, Inc ................................    33,925
       1,200        * Echelon Corp ..................................    12,672
       2,900        * Eclipsys Corp .................................    23,116
       6,900        * eFunds Corp ...................................    47,403
         800        * Electro Rent Corp .............................     7,600
         500        * Embarcadero Technologies, Inc .................     3,160
       7,800        * Enterasys Networks, Inc .......................    14,430
         400        * Entrust, Inc ..................................     1,000
         200        * EPIQ Systems, Inc .............................     3,840
       1,800        * eSpeed, Inc (Class A) .........................    20,934
       4,600        * Extreme Networks, Inc .........................    19,918
       1,100        * F5 Networks, Inc ..............................    13,893
       1,100          Factset Research Systems, Inc .................    35,695
         700        * Fidelity National Information Solutions, Inc ..    12,425
       1,510        * Filenet Corp ..................................    15,840
       1,800        * Freemarkets, Inc ..............................     9,846
         700        * GSI Commerce, Inc .............................     1,183
         500        * Hall Kinion & Associates, Inc .................       740
       1,400        * Harris Interactive, Inc .......................     7,672
         500        * Healthcare Services Group .....................     5,928
         100        * Heidrick & Struggles International, Inc .......     1,160
       1,100        * Homestore, Inc ................................       616
       1,600        * Hyperion Solutions Corp .......................    38,800
         100        * ICT Group, Inc ................................       966
         400        * iDine Rewards Network, Inc ....................     2,980
         800        * IDX Systems Corp ..............................    12,545
       2,600        * iGate Corp ....................................     7,384
       1,100        * I-many, Inc ...................................       825


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  37

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
       1,700        * Imation Corp ................................. $   63,274
       1,600        * Infogrames, Inc ..............................      2,848
       2,800        * Informatica Corp .............................     18,060
       7,500        * Information Resources, Inc ...................      9,600
         800        * Inforte Corp .................................      4,728
       1,300        * infoUSA, Inc .................................      6,240
         400        * Integral Systems, Inc ........................      8,480
       3,200        * Intergraph Corp ..............................     55,488
      13,800        * Interland, Inc ...............................      9,108
       2,600        * Internet Security Systems, Inc ...............     25,818
         200          Interpool, Inc ...............................      2,690
       2,600        * Interwoven, Inc ..............................      4,732
       1,400        * Intrado, Inc .................................     11,060
       1,400        * JDA Software Group, Inc ......................     14,154
       3,600        * Keane, Inc ...................................     29,448
         600          Kelly Services, Inc (Class A) ................     12,912
       1,000        * Keynote Systems, Inc .........................      9,300
       2,100        * Kforce, Inc ..................................      5,670
       1,700        * Korn/Ferry International .....................     11,135
         200        * Kroll, Inc ...................................      4,282
       1,000        * Kronos, Inc ..................................     35,050
       4,800        * Labor Ready, Inc .............................     27,360
         200        * Lawson Software, Inc .........................        928
         900        * Legato Systems, Inc ..........................      4,617
         300        * LendingTree, Inc .............................      3,501
       3,000        * Looksmart Ltd ................................      8,280
       1,900        * Macrovision Corp .............................     22,781
       1,000        * Magma Design Automation, Inc .................      7,750
         900        * Manhattan Associates, Inc ....................     15,777
         500        * Mantech International Corp (Class A) .........      7,410
       2,800        * Manugistics Group, Inc .......................      6,384
       1,500        * MAPICS, Inc ..................................      9,900
         200        * Mapinfo Corp .................................        774
       1,240        * Matrixone, Inc ...............................      4,191
         600          McGrath RentCorp .............................     13,560
         300        * Medical Staffing Network Holdings, Inc .......      3,180
         900        * MedQuist, Inc ................................     15,345
       2,100        * Memberworks, Inc .............................     43,869
       1,700        * Mentor Graphics Corp .........................     15,198
       1,200        * MetaSolv, Inc ................................      1,704
       3,700        * Micromuse, Inc ...............................     19,240
       1,400        * Midway Games, Inc ............................      4,634
       6,000        * MPS Group, Inc ...............................     31,320
         400        * MRO Software, Inc ............................      2,744
       1,200        * MSC.Software Corp ............................      9,300
         300        * Nassda Corp ..................................      1,980
       1,600        * NCO Group, Inc ...............................     23,200
         400          NDCHealth Corp ...............................      6,708
       1,800        * Neoforma, Inc ................................     22,788
         480        * Netegrity, Inc ...............................      1,781
       3,200        * NETIQ Corp ...................................     35,712
         200        * Netratings, Inc ..............................      1,300
         900        * Netscout Systems, Inc ........................      2,510
         500        * NetScreen Technologies, Inc ..................      8,390
         500        * NIC, Inc .....................................        875
         600        * Novadigm, Inc ................................      1,110
      17,900        * Novell, Inc ..................................     38,485
         200        * Nuance Communications, Inc ...................        436
         100        * NYFIX, Inc ...................................        371
         400        * On Assignment, Inc ...........................      1,692
         400        * Onyx Software Corp ...........................        352
       4,600        * Openwave Systems, Inc ........................      6,532
         600        * Opnet Technologies, Inc ......................      3,282
       2,400        * Overture Services, Inc .......................     36,408
       1,100        * Packeteer, Inc ...............................     10,780
      12,630        * Parametric Technology Corp ...................     27,407
         800        * PC-Tel, Inc ..................................      7,208
         800        * PDF Solutions, Inc ...........................      5,080
         300        * PDI, Inc .....................................      2,220
         400        * PEC Solutions, Inc ...........................      4,712
       1,200        * Pegasus Solutions, Inc .......................     13,440
         700        * Pegasystems, Inc .............................      2,793
         700        * Penton Media, Inc ............................        385
       2,500        * Phoenix Technologies Ltd .....................     10,625
         700        * PLATO Learning, Inc ..........................      3,136
       1,400        * Portal Software, Inc .........................      1,008
       6,800        * Priceline.com, Inc ...........................     11,152
         200        * Probusiness Services, Inc ....................      2,664
       1,500        * Progress Software Corp .......................     26,925
         500        * Protection One, Inc ..........................        795
         200        * Proxymed, Inc ................................      1,500
         700        * QRS Corp .....................................      3,437
       1,800        * Quest Software, Inc ..........................     16,200
         900        * Quovadx, Inc .................................      1,737
       1,300        * R.H. Donnelley Corp ..........................     38,584
         800        * Radiant Systems, Inc .........................      5,920
         900        * Radisys Corp .................................      5,967
       1,000        * Raindance Communications, Inc ................      1,680
       5,500        * Red Hat, Inc .................................     29,865
       2,200        * Redback Networks, Inc ........................      1,276
       1,300        * Register.com, Inc ............................      7,176
         100        * Remedytemp, Inc (Class A) ....................      1,203
       3,100        * Renaissance Learning, Inc ....................     54,653
       1,400        * Rent-Way, Inc ................................      5,040
       2,500        * Retek, Inc ...................................     14,425
         300        * RMH Teleservices, Inc ........................      1,950
         900          Rollins, Inc .................................     20,727
         400        * Roxio, Inc ...................................      2,480
       2,500        * RSA Security, Inc ............................     17,750
         600        * S1 Corp ......................................      3,072
         600        * Sanchez Computer Associates, Inc .............      2,466
       3,100        * Sapient Corp .................................      4,743
       2,500        * Scansoft, Inc ................................     11,250
         900        * Secure Computing Corp ........................      3,312
         500        * Seebeyond Technology Corp ....................      1,010
         800        * Serena Software, Inc .........................     12,769
       1,300        * Sitel Corp ...................................      1,365
       4,100       b* SONICblue, Inc ...............................        115
       2,400        * SonicWALL, Inc ...............................      8,640
         500        * Sotheby's Holdings, Inc (Class A) ............      4,590
         100        * SpeechWorks International, Inc ...............        232
         500        * Spherion Corp ................................      1,985
         500        * SPSS, Inc ....................................      5,660
         400        * SRA International, Inc (Class A) .............      9,480
       2,100        * SS&C Technologies, Inc .......................     25,515
         500        * Startek, Inc .................................     11,425
       3,400        * StorageNetworks, Inc .........................      3,060
       8,000        * Sykes Enterprises, Inc .......................     31,120
         300        * Synplicity, Inc ..............................        957
         200        * Syntel, Inc ..................................      3,834
       1,500        * Systems & Computer Technology Corp ...........     11,475
       2,000        * Take-Two Interactive Software, Inc ...........     44,700
         600          Talx Corp ....................................      7,782
       2,000        * TeleTech Holdings, Inc .......................     10,860
       4,100        * THQ, Inc .....................................     53,628
         700        * TIBCO Software, Inc ..........................      2,940
         400        * Tier Technologies, Inc (Class B) .............      4,048
       6,400        * Transaction Systems Architects, Inc (Class A)      38,016
         100        * Tripos, Inc ..................................        505


                        SEE NOTES TO FINANCIAL STATEMENTS

38  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
         700        * Trizetto Group, Inc .......................... $    2,891
       3,300        * Tyler Technologies, Inc ......................     11,649
       1,000        * United Online, Inc ...........................     17,240
         800        * Universal Compression Holdings, Inc ..........     13,960
       1,100        * Valueclick, Inc ..............................      3,333
         400        * Vastera, Inc .................................      1,524
         300        * Verint Systems, Inc ..........................      5,070
       1,200        * Verity, Inc ..................................     16,620
       1,509        * Viewpoint Corp ...............................        694
       2,200        * Vignette Corp ................................      3,344
         500        * VitalWorks, Inc ..............................      1,920
       2,200        * Vitria Technology, Inc .......................      1,496
         800        * Volt Information Sciences, Inc ...............      8,208
         600        * WatchGuard Technologies, Inc .................      3,600
       1,200        * WebEx Communications, Inc ....................     12,408
       1,300        * webMethods, Inc ..............................     11,869
       1,000        * Websense, Inc ................................     14,670
       3,300        * Wind River Systems, Inc ......................      9,834
         500        * Witness Systems, Inc .........................      1,600
                                                                     ----------
                      TOTAL BUSINESS SERVICES                         2,769,085
                                                                     ----------
 CHEMICALS AND ALLIED PRODUCTS--7.18%
       8,200        * Abgenix, Inc .................................     71,340
         669        * Acacia Research--CombiMatrix .................      1,258
       4,900        * Adolor Corp ..................................     48,559
         200        * Albany Molecular Research, Inc ...............      2,982
       4,820        * Alexion Pharmaceuticals, Inc .................     58,611
       1,700        * Alkermes, Inc ................................     15,419
         100        * Allos Therapeutics, Inc ......................        400
         700          Alpharma, Inc (Class A) ......................     12,551
         400        * American Pharmaceutical Partners, Inc ........      7,660
       3,300        * Amylin Pharmaceuticals, Inc ..................     53,460
         200        * Aphton Corp ..................................        500
       1,000          Arch Chemicals, Inc ..........................     18,700
       1,000        * Arena Pharmaceuticals, Inc ...................      6,580
       2,800        * Arqule, Inc ..................................      6,748
         300        * Array Biopharma, Inc .........................      1,281
         800        * Atherogenics, Inc ............................      7,488
       1,000        * Atrix Laboratories, Inc ......................     14,050
       5,200        * AVANIR Pharmaceuticals (Class A) .............      5,512
         358        * Avigen, Inc ..................................      1,049
         600        * Benthley Pharmaceuticals, Inc ................      4,812
       2,000        * BioMarin Pharmaceutical, Inc .................     22,700
         500        * Biopure Corp .................................      1,670
         500        * Biosite, Inc .................................     19,205
         100        * Bone Care International, Inc .................        713
         200        * Bradley Pharmaceuticals, Inc .................      2,696
       1,400          Calgon Carbon Corp ...........................      6,860
       1,100          Cambrex Corp .................................     26,422
       1,600        * Cell Genesys, Inc ............................     11,824
       2,956        * Cell Therapeutics, Inc .......................     24,505
         500        * Chattem, Inc .................................      7,695
         800        * Cima Labs, Inc ...............................     17,360
       4,000        * Columbia Laboratories, Inc ...................     15,600
       1,400        * Connetics Corp ...............................     23,450
         400        * Corixa Corp ..................................      2,736
       5,500          Crompton Corp ................................     22,275
       2,296        * Cubist Pharmaceuticals, Inc ..................     18,391
       1,900        * Cytec Industries, Inc ........................     52,915
         205        * DEL Laboratories, Inc ........................      3,856
         300        * Digene Corp ..................................      4,962
       1,400        * Durect Corp ..................................      1,960
         600        * Elizabeth Arden, Inc .........................      5,904
       1,300        * Embrex, Inc ..................................     10,270
       2,070        * Enzon, Inc ...................................     23,495
         500        * Eon Labs, Inc ................................     13,350
         200        * EPIX Medical, Inc ............................      1,600
         200        * Esperion Therapeutics, Inc ...................      1,990
         700          Ferro Corp ...................................     14,959
         400        * First Horizon Pharmaceutical .................      1,012
         700        * FMC Corp .....................................     10,976
       2,400        * Genta, Inc ...................................     17,129
         687        * Genzyme Corp (Biosurgery Division) ...........        811
       2,400          Georgia Gulf Corp ............................     48,312
       1,247        * Geron Corp ...................................      6,597
       1,800          Great Lakes Chemical Corp ....................     39,960
       1,000        * Guilford Pharmaceuticals, Inc ................      3,700
       1,400          H.B. Fuller Co ...............................     32,368
       1,600        * Idexx Laboratories, Inc ......................     55,952
       1,980        * Ilex Oncology, Inc ...........................     18,335
       2,600        * ImClone Systems, Inc .........................     43,108
         500        * Immucor, Inc .................................     10,950
       2,315        * Immunogen, Inc ...............................      5,417
         400        * Immunomedics, Inc ............................      1,064
       1,100        * Impax Laboratories, Inc ......................      4,939
       1,800        * Indevus Pharmaceuticals, Inc .................      4,320
         100          Inter Parfums, Inc ...........................        735
         900        * InterMune, Inc ...............................     19,305
         400        * Inverness Medical Innovations, Inc ...........      8,004
         500        * Isis Pharmaceuticals, Inc ....................      1,790
         600        * Kos Pharmaceuticals, Inc .....................     10,482
         900        * KV Pharmaceutical Co (Class A) ...............     16,290
         100        * La Jolla Pharmaceutical Co ...................        169
         150        * Lannett Co, Inc ..............................      1,658
         400        * Lifecore Biomedical, Inc .....................      1,448
         200        * Ligand Pharmaceuticals, Inc (Class B) ........      1,298
       1,300          MacDermid, Inc ...............................     26,585
         500        * Martek Biosciences Corp ......................     14,260
       1,400        * Medarex, Inc .................................      4,522
         600        * Medicines Co .................................     11,184
         400        * MGI Pharma, Inc ..............................      5,044
       2,300          Millennium Chemicals, Inc ....................     26,864
       1,000          Minerals Technologies, Inc ...................     38,110
       1,800        * Nabi Biopharmaceuticals ......................     10,800
       1,300        * Napro Biotherapeutics, Inc ...................        845
         600        * Nastech Pharmaceutical Co ....................      5,100
         600          Nature's Sunshine Products, Inc ..............      5,262
       1,900        * NBTY, Inc ....................................     36,024
       6,300        * Nektar Therapeutics ..........................     39,816
         400        * Neose Technologies, Inc ......................      2,852
       1,400        * Neurocrine Biosciences, Inc ..................     58,492
         600        * Neurogen Corp ................................      2,184
         400          NL Industries, Inc ...........................      6,440
       1,100        * Noven Pharmaceuticals, Inc ...................     15,532
         919        * NPS Pharmaceuticals, Inc .....................     14,208
         600          Octel Corp ...................................      8,694
         628          Olin Corp ....................................     11,411
         600        * Omnova Solutions, Inc ........................      1,770
         600        * Onyx Pharmaceuticals, Inc ....................      4,998
       1,200        * OraSure Technologies, Inc ....................      7,008
       4,300        * OSI Pharmaceuticals, Inc .....................     68,800
         600        * Pain Therapeutics, Inc .......................      1,026
         300        * Penwest Pharmaceuticals Co ...................      4,800
         800        * Peregrine Pharmaceuticals, Inc ...............        400
         900        * Pharmaceutical Resources, Inc ................     38,232
         400          PolyMedica Corp ..............................     12,180
       1,300        * PolyOne Corp .................................      5,070
         100        * Pozen, Inc ...................................        380
       5,000        * Praecis Pharmaceuticals, Inc .................     19,350
         200        * Progenics Pharmaceuticals ....................        884


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  39

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       4,600        * Protein Design Labs, Inc ..................... $   34,040
         300          Quaker Chemical Corp .........................      6,120
         300        * Quidel Corp ..................................        993
         500        * Revlon, Inc (Class A) ........................      1,380
         400        * Salix Pharmaceuticals Ltd ....................      2,708
       1,300        * Sangstat Medical Corp ........................     12,753
       2,200        * Scios, Inc ...................................     96,932
       1,300        * Sepracor, Inc ................................     17,602
       1,100        * Serologicals Corp ............................      9,350
       5,100          Solutia, Inc .................................      7,905
         300          Stepan Co ....................................      6,912
       3,800        * SuperGen, Inc ................................     10,602
         600        * SurModics, Inc ...............................     18,546
       5,900        * Tanox, Inc ...................................     76,405
       1,300        * Terra Industries, Inc ........................      1,768
       1,800        * Texas Biotechnology Corp .....................      2,232
       2,800        * Unifi, Inc ...................................     13,468
         700        * United Therapeutics Corp .....................     12,068
       3,900          USEC, Inc ....................................     21,450
       1,700        * Vical, Inc ...................................      4,301
         100        * Vicuron Pharmaceuticals, Inc .................      1,083
         400        * Virbac Corp ..................................      2,088
       1,500          Wellman, Inc .................................     13,995
         600          West Pharmaceutical Services, Inc ............     11,760
         600        * Women First Healthcare, Inc ..................        300
      14,800        * WR Grace & Co ................................     21,904
         500        * Zymogenetics, Inc ............................      4,600
                                                                     ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             1,986,844
                                                                     ----------
 COAL MINING--0.24%
       2,300          Arch Coal, Inc ...............................     43,723
       2,300          Massey Energy Co .............................     21,620
                                                                     ----------
                      TOTAL COAL MINING                                  65,343
                                                                     ----------
 COMMUNICATIONS--2.05%
         100        * Acme Communication, Inc ......................        645
       1,200        * AirGate PCS, Inc .............................        300
       3,600        * Alamosa Holdings, Inc ........................      1,296
         300        * Alaska Communications Systems Group, Inc .....        600
       3,300        * Allegiance Telecom, Inc ......................        990
       5,600        * American Tower Corp (Class A) ................     30,912
         200        * Beasley Broadcast Group, Inc (Class A) .......      1,942
         600        * Boston Communications Group ..................      9,396
      15,000        * Broadwing, Inc ...............................     60,000
         400        * Centennial Communications Corp ...............        724
         500        * Commonwealth Telephone Enterprises, Inc ......     19,410
      10,900        * Crown Castle International Corp ..............     59,950
         600        * Crown Media Holdings, Inc (Class A) ..........      1,650
         900          CT Communications, Inc .......................      8,604
         200        * Fisher Communications, Inc ...................      8,930
       4,200        * Foundry Networks, Inc ........................     33,768
         800        * General Communication, Inc (Class A) .........      4,760
         600        * Golden Telecom, Inc ..........................      8,940
         300          Gray Television, Inc (Class A) ...............      3,180
         700          Hickory Tech Corp ............................      6,280
      14,300        * Infonet Services Corp (Class B) ..............     18,304
       1,100        * Insight Communications Co, Inc ...............     13,145
         700        * ITXC Corp ....................................        980
         200        * j2 Global Communications, Inc ................      5,698
         800          Liberty Corp .................................     34,880
       2,200        * Lightbridge, Inc .............................     14,036
         100        * Lodgenet Entertainment Corp ..................        850
       4,900        * Mastec, Inc ..................................     11,025
       1,700        * Mediacom Communications Corp .................     14,960
         900        * Metro One Telecommunications, Inc ............      4,482
         200        * Net2Phone, Inc ...............................        668
       1,800        * Nextel Partners, Inc (Class A) ...............      9,072
         600          North Pittsburgh Systems, Inc ................      8,106
         500        * Paxson Communications Corp ...................      1,090
       2,400        * Price Communications Corp ....................     28,704
       2,200        * PTEK Holdings, Inc ...........................      8,206
       1,700        * RCN Corp .....................................      1,224
         400        * Regent Communications, Inc ...................      1,900
         700        * Saga Communications, Inc (Class A) ...........     12,110
         400        * Salem Communications Corp (Class A) ..........      6,520
         200          Shenandoah Telecom Co ........................      5,454
       1,500        * Sinclair Broadcast Group, Inc (Class A) ......     11,790
       1,700        * Spanish Broadcasting System, Inc (Class A) ...     10,438
         400          SureWest Communications ......................     10,940
       1,299        * Talk America Holdings, Inc ...................      9,416
       2,200        * Time Warner Telecom, Inc (Class A) ...........      7,128
         200        * Tivo, Inc ....................................      1,024
       4,800        * Touch America Holdings, Inc ..................        432
         900        * Triton PCS Holdings, Inc (Class A) ...........      1,980
       4,300        * U.S. Unwired, Inc (Class A) ..................      1,290
       2,800        * Ubiquitel, Inc ...............................      1,064
       2,800        * Western Wireless Corp (Class A) ..............     15,736
       1,000        * Wireless Facilities, Inc .....................      5,770
       4,100        * XM Satellite Radio Holdings, Inc .............     24,149
         200        * Young Broadcasting, Inc (Class A) ............      2,446
                                                                     ----------
                      TOTAL COMMUNICATIONS                              567,294
                                                                     ----------
 DEPOSITORY INSTITUTIONS--8.94%
         200          1st Source Corp ..............................      2,560
         300          ABC Bancorp ..................................      4,107
         300          American National Bankshares, Inc ............      7,407
       1,000          Anchor Bancorp Wisconsin, Inc ................     21,950
         415          Arrow Financial Corp .........................     11,890
         298          BSB Bancorp, Inc .............................      6,458
         200          Banc Corp ....................................        994
         200          Bancfirst Corp ...............................      8,822
         500          Bank Mutual Corp .............................     12,635
         700          Bank Of Granite Corp .........................     11,627
         700          Bank Of The Ozarks, Inc ......................     19,502
       1,000          BankAtlantic Bancorp, Inc (Class A) ..........      9,790
          51          Banknorth Group, Inc .........................      1,112
         600        * Bankunited Financial Corp (Class A) ..........     10,590
         400          Banner Corp ..................................      6,320
       1,900        * Bay View Capital Corp ........................     10,355
         300          Berkshire Hills Bancorp, Inc .................      6,900
         200          Boston Private Financial Holdings, Inc .......      2,992
         100          Bostonfed Bancorp, Inc .......................      2,286
         200          Bryn Mawr Bank Corp ..........................      7,164
         200          CB Bancshares, Inc ...........................      9,756
         100          CCBT Financial Cos, Inc ......................      2,200
         700          CFS Bancorp, Inc .............................      9,597
       1,900          CPB, Inc .....................................     48,355
       2,275          CVB Financial Corp ...........................     44,090
         400          Camden National Corp .........................     10,060
         400          Capital City Bank Group, Inc .................     15,644
         900          Cascade Bancorp ..............................     13,149
         700          Cathay Bancorp, Inc ..........................     27,328
         330        * Central Coast Bancorp ........................      5,247
         200          Century Bancorp, Inc (Class A) ...............      5,470
         200          Charter Financial Corp .......................      6,062
         564          Chemical Financial Corp ......................     14,963
         993          Chittenden Corp ..............................     25,957
         400          Citizens First Bancorp, Inc ..................      7,760
         500          City Bank ....................................     11,250
       1,900          City Holding Co ..............................     51,984
         100          CoBiz, Inc ...................................      1,390


                       SEE NOTES TO FINANCIAL STATEMENTS

40  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         300          Coastal Bancorp, Inc ......................... $    9,060
         400          Coastal Financial Corp .......................      4,724
         200          Columbia Bancorp .............................      4,900
         700        * Columbia Banking System, Inc .................      9,625
       1,600          Commercial Federal Corp ......................     34,752
         600          Community Bank System, Inc ...................     18,858
         640          Community Trust Bancorp, Inc .................     16,160
         300          Corus Bankshares, Inc ........................     11,973
         300          Dime Community Bancshares ....................      6,849
       1,100          East West Bancorp, Inc .......................     33,935
       1,800        * Euronet Worldwide, Inc .......................     14,400
         300          FNB Corp (Virginia) ..........................      8,385
         100          Farmers Capital Bank Corp ....................      3,200
         600          Fidelity Bankshares, Inc .....................     11,004
         100          Financial Institutions, Inc ..................      1,982
         300          First Bancorp (North Carolina) ...............      7,551
       1,500          First Bancorp (Puerto Rico) ..................     40,470
         400          First Busey Corp (Class A) ...................      9,360
       1,600          First Charter Corp ...........................     27,936
         100          First Citizens Bancshares, Inc (Class A) .....      9,409
         900          First Commonwealth Financial Corp ............     10,485
         500          First Community Bancorp ......................     14,456
         400          First Community Bancshares, Inc ..............     13,200
         200          First Essex Bancorp, Inc .....................      6,204
       1,400          First Federal Capital Corp ...................     28,434
       1,800          First Financial Bancorp ......................     28,548
         600          First Financial Bankshares, Inc ..............     21,300
         400          First Financial Corp (Indiana) ...............     18,904
         200          First Financial Holdings, Inc ................      4,934
         100          First Merchants Corp .........................      2,281
         430          First National Corp ..........................     10,901
         200          First Oak Brook Bancshares, Inc ..............      6,078
         400          First Of Long Island Corp ....................     13,780
         200        * First Republic Bank ..........................      4,320
       2,900          First Sentinel Bancorp, Inc ..................     40,078
         200          First South Bancorp, Inc .....................      6,552
         100          First State Bancorp ..........................      2,139
         900        * FirstFed Financial Corp ......................     27,171
         100          Firstfed America Bancorp, Inc ................      2,800
       1,400          Flagstar Bancorp, Inc ........................     36,918
         600          Flushing Financial Corp ......................     10,440
         100          Franklin Financial Corp ......................      2,912
         700          Frontier Financial Corp ......................     17,255
         100          GBC Bancorp ..................................      2,415
         600          Glacier Bancorp, Inc .........................     16,056
         600          Gold Banc Corp, Inc ..........................      4,806
         400          Great Southern Bancorp, Inc ..................     14,800
       1,400          Hancock Holding Co ...........................     60,228
         400          Hanmi Financial Corp .........................      6,800
       1,000          Harbor Florida Bancshares, Inc ...............     23,360
         900          Harleysville National Corp ...................     21,897
         700          Hudson River Bancorp, Inc ....................     16,086
         500          Humboldt Bancorp .............................      6,380
         300          IberiaBank Corp ..............................     12,210
         200          Independent Bank Corp (Massachusetts) ........      4,002
       1,037          Independent Bank Corp (Michigan) .............     20,844
         200          Integra Bank Corp ............................      3,430
         400        * Intercept, Inc ...............................      1,644
         400          Interchange Financial Services Corp ..........      6,860
       1,100          International Bancshares Corp ................     42,691
         200          Irwin Financial Corp .........................      3,898
         500        * Itla Capital Corp ............................     16,525
         400          LSB Bancshares, Inc ..........................      6,240
         215          Lakeland Bancorp, Inc ........................      3,419
         300          Lakeland Financial Corp ......................      7,500
         300          MAF Bancorp, Inc .............................     10,095
         500          MB Financial, Inc ............................     17,900
         100          Macatawa Bank Corp ...........................      2,152
         100          Main Street Banks, Inc .......................      1,845
         315          MainSource Financial Group, Inc ..............      7,403
         128          Merchants Bancshares, Inc ....................      3,118
         800          Mid-State Bancshares .........................     13,368
         300          Midwest Banc Holdings, Inc ...................      5,466
         300          NASB Financial, Inc ..........................      6,750
         300          NBC Capital Corp .............................      7,200
       1,100          NBT Bancorp, Inc .............................     19,173
         300          Nara Bancorp, Inc ............................      3,819
         430          National Penn Bancshares, Inc ................     11,632
         500          NetBank, Inc .................................      4,645
         500          Northwest Bancorp, Inc .......................      8,085
       2,100          OceanFirst Financial Corp ....................     45,129
       1,800        * Ocwen Financial Corp .........................      5,436
         400          Old Second Bancorp, Inc ......................     15,128
         400          Omega Financial Corp .........................     13,900
         400          PFF Bancorp, Inc .............................     12,836
       1,800          Pacific Capital Bancorp ......................     53,352
         500        * Pacific Union Bank ...........................      5,785
         100          Parkvale Financial Corp ......................      2,200
         300          Partners Trust Financial Group, Inc ..........      5,100
         600          Peapack Gladstone Financial Corp .............     15,030
         300          Pennfed Financial Services, Inc ..............      7,965
         400          Pennrock Financial Services Corp .............     11,240
         400          Peoples Bancorp, Inc .........................      9,264
         300          Peoples Holding Co ...........................     12,780
         900          Provident Bankshares Corp ....................     20,772
         300          R & G Financial Corp (Class B) ...............      6,600
       2,460          Republic Bancorp, Inc ........................     28,979
         100          Republic Bancorp, Inc (Class A) (Kentucky) ...      1,150
         200          Republic Bancshares, Inc .....................      3,990
         300          Riggs National Corp ..........................      4,305
         103          Royal Bancshares Of Pennsylvania (Class A) ...      2,004
       1,300          S & T Bancorp, Inc ...........................     33,241
         100          S.Y. Bancorp, Inc ............................      3,600
         300          Santander Bancorp ............................      4,008
         300          Seacoast Banking Corp Of Florida .............      5,817
       1,200          Seacoast Financial Services Corp .............     21,901
         400          Second Bancorp, Inc ..........................      8,860
         400          Simmons First National Corp (Class A) ........     14,420
       1,500          South Financial Group, Inc ...................     32,475
         700        * Southwest Bancorp Of Texas, Inc ..............     21,021
         200          Southwest Bancorp, Inc .......................      4,560
         100          St. Francis Capital Corp .....................      2,283
         200          State Bancorp, Inc ...........................      3,700
       2,100          Staten Island Bancorp, Inc ...................     31,332
         360          Sterling Bancorp .............................      8,870
         300          Sterling Bancshares, Inc .....................      3,567
         700          Sterling Financial Corp (Pennsylvania) .......     15,778
         200        * Sterling Financial Corp (Spokane) ............      4,244
         200          Summit Bancshares, Inc .......................      3,824
         200        * Sun Bancorp, Inc (New Jersey) ................      2,932
         200          Sun Bancorp, Inc (Pennsylvania) ..............      3,902
         980          Texas Regional Bancshares, Inc (Class A) .....     29,586
         200          Trico Bancshares .............................      5,060
         600          Troy Financial Corp ..........................     15,318
         900          Trust Co Of New Jersey .......................     24,588
         300          Trustco Bank Corp NY .........................      2,889
         500          U.S.B. Holding Co, Inc .......................      8,150
         500          UCBH Holdings, Inc ...........................     21,990
         300          UMB Financial Corp ...........................     11,010


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  41

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 DEPOSITORY INSTITUTIONS--(CONTINUED)
         838          Umpqua Holdings Corp ......................... $   15,159
         400          Union Bankshares Corp ........................     10,723
       1,500          United Bankshares, Inc .......................     41,550
         800          United Community Banks, Inc ..................     18,440
       1,700          United Community Financial Corp ..............     14,875
       1,300          Unizan Financial Corp ........................     23,816
         400          Virginia Financial Group, Inc ................     10,700
       2,800          W Holding Co, Inc ............................     51,408
       1,800          WSFS Financial Corp ..........................     56,880
         300          Warwick Community Bancorp ....................      8,880
         200          Washington Trust Bancorp, Inc ................      4,042
         500          Wesbanco, Inc ................................     11,735
       1,500          West Coast Bancorp ...........................     21,345
       1,500          Willow Grove Bancorp, Inc ....................     22,200
         300          Wintrust Financial Corp ......................      8,580
         500          Yardville National Bancorp ...................      8,505
                                                                     ----------
                      TOTAL DEPOSITORY INSTITUTIONS                   2,475,797
                                                                     ----------
 EATING AND DRINKING PLACES--1.34%
       1,100        * AFC Enterprises, Inc .........................     14,806
         200        * Benihana, Inc (Class A) ......................      2,060
       1,600          Bob Evans Farms, Inc .........................     38,544
         200        * Buca, Inc ....................................      1,100
       1,500        * CKE Restaurants, Inc .........................      6,600
         700        * California Pizza Kitchen, Inc ................     16,100
         100        * Champps Entertainment, Inc ...................        836
         600        * Checkers Drive-In Restaurant .................      3,408
         300        * Chicago Pizza & Brewery, Inc .................      2,106
         700        * Dave & Buster's, Inc .........................      6,335
         200          IHOP Corp ....................................      4,508
       1,300        * Jack In The Box, Inc .........................     23,543
         100          Landry's Restaurants, Inc ....................      1,680
       1,400          Lone Star Steakhouse & Saloon, Inc ...........     29,666
       1,900        * Luby's, Inc ..................................      2,508
         400        * O'Charley's, Inc .............................      7,668
         700        * P.F. Chang's China Bistro, Inc ...............     25,900
       2,600        * Papa John's International, Inc ...............     65,078
       1,000        * Rare Hospitality International, Inc ..........     27,840
       2,100        * Ryan's Family Steak Houses, Inc ..............     22,052
       1,700        * Sonic Corp ...................................     43,282
         900        * The Steak n Shake Co .........................      8,226
         600        * Triarc Cos, Inc ..............................     16,710
                                                                     ----------
                      TOTAL EATING AND DRINKING PLACES                  370,556
                                                                     ----------
 EDUCATIONAL SERVICES--0.78%
       1,800        * Corinthian Colleges, Inc .....................     71,100
       3,400        * ITT Educational Services, Inc ................     95,200
       1,200        * Learning Tree International, Inc .............     16,224
         300        * Princeton Review, Inc ........................      1,236
         400          Strayer Education, Inc .......................     21,960
         600        * Sylvan Learning Systems, Inc .................      9,528
                                                                     ----------
                      TOTAL EDUCATIONAL SERVICES                        215,248
                                                                     ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.64%
       3,000          AGL Resources, Inc ...........................     70,890
         800          American States Water Co .....................     19,120
       1,643          Atmos Energy Corp ............................     34,930
       1,400          Avista Corp ..................................     14,826
       1,200          Black Hills Corp .............................     32,988
         900          CH Energy Group, Inc .........................     37,530
         500          California Water Service Group ...............     12,875
         500          Cascade Natural Gas Corp .....................      9,700
       2,400        * Casella Waste Systems, Inc (Class A) .........     19,800
         900          Central Vermont Public Service Corp ..........     15,480
       1,200          Cleco Corp ...................................     15,060
         200          Connecticut Water Service, Inc ...............      5,310
         500          DQE, Inc .....................................      6,095
       3,400        * El Paso Electric Co ..........................     36,720
         100          Empire District Electric Co ..................      1,760
       2,300          Energen Corp .................................     73,738
         300          EnergySouth, Inc .............................      7,935
       1,300          Laclede Group, Inc ...........................     30,160
         800          MGE Energy, Inc ..............................     21,184
         200          Middlesex Water Co ...........................      4,422
         200          NUI Corp .....................................      2,920
       1,300          New Jersey Resources Corp ....................     42,445
       1,300          Northwest Natural Gas Co .....................     32,630
       1,000        * Northwestern Corp ............................      2,100
       4,400          Oneok, Inc ...................................     80,696
         700          Otter Tail Corp ..............................     18,130
       1,700          PNM Resources, Inc ...........................     38,233
       1,500          Piedmont Natural Gas Co, Inc .................     53,475
         700          Resource America, Inc (Class A) ..............      5,572
         500          SEMCO Energy, Inc ............................      1,760
         200          SJW Corp .....................................     15,300
       4,600        * Sierra Pacific Resources .....................     14,628
         600          South Jersey Industries, Inc .................     18,930
       1,800        * Southern Union Co ............................     21,870
       1,700          Southwest Gas Corp ...........................     34,595
         415          Southwest Water Co ...........................      5,188
       1,600        * Stericycle, Inc ..............................     60,144
       1,800          UGI Corp .....................................     82,260
         500          UIL Holdings Corp ............................     17,350
       1,500          Unisource Energy Corp ........................     25,950
         200          Unitil Corp ..................................      5,000
       2,300          WGL Holdings, Inc ............................     60,927
       1,500          WPS Resources Corp ...........................     60,000
       1,400        * Waste Connections, Inc .......................     48,300
       3,000          Westar Energy, Inc ...........................     36,360
         900          Western Gas Resources, Inc ...................     29,295
                                                                     ----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      1,284,581
                                                                     ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.94%
       1,300        * ATMI, Inc ....................................     25,038
         900        * AXT, Inc .....................................        603
         900        * Actel Corp ...................................     15,354
       1,600        * Active Power, Inc ............................      1,776
       1,600        * Adtran, Inc ..................................     57,456
       1,000        * Advanced Energy Industries, Inc ..............      8,590
         200        * Advanced Power Technology, Inc ...............        612
       2,900        * Aeroflex, Inc ................................     16,414
       1,500        * Allen Telecom, Inc ...........................     14,625
       4,200        * Alliance Semiconductor Corp ..................     13,440
         400        * American Superconductor Corp .................      1,452
       1,600          Ametek, Inc ..................................     52,816
       1,500        * Anadigics, Inc ...............................      3,180
       1,000        * Anaren Microwave, Inc ........................      8,650
         800          Applica, Inc .................................      3,912
       3,600        * Arris Group, Inc .............................     13,320
       4,900        * Artesyn Technologies, Inc ....................     15,190
         700        * Artisan Components, Inc ......................     11,313
         100        * AstroPower, Inc ..............................        418
       2,800        * Avanex Corp ..................................      2,184
       1,500          Baldor Electric Co ...........................     32,100
         400          Bel Fuse, Inc (Class B) ......................      8,040
       1,100        * Benchmark Electronics, Inc ...................     31,163
       2,100          C&D Technologies, Inc ........................     25,158
       1,500        * C-COR.net Corp ...............................      4,950
         600          CTS Corp .....................................      3,660
       1,500        * Caliper Technologies Corp ....................      5,250
       3,100        * Capstone Turbine Corp ........................      2,232
         200        * Catapult Communications Corp .................      1,272
         400        * Centillium Communications, Inc ...............      1,620


                        SEE NOTES TO FINANCIAL STATEMENTS

42  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       1,900        * Checkpoint Systems, Inc ...................... $   18,696
         200        * ChipPAC, Inc .................................        720
         200        * ClearOne Communications, Inc .................        284
       3,500        * Cree, Inc ....................................     64,820
         200          Cubic Corp ...................................      3,264
       2,300        * DDI Corp .....................................        345
       1,300        * DSP Group, Inc ...............................     23,569
         400        * Drexler Technology Corp ......................      5,800
         600        * Dupont Photomasks, Inc .......................     12,036
         500        * EMS Technologies, Inc ........................      6,980
       7,500        * ESS Technology, Inc ..........................     44,700
       1,489        * Electro Scientific Industries, Inc ...........     18,702
         700        * Emcore Corp ..................................      1,155
       3,300        * Energy Conversion Devices, Inc ...............     28,017
       2,200        * Entegris, Inc ................................     21,912
       1,800        * Exar Corp ....................................     22,878
       6,100        * Finisar Corp .................................      4,758
         300          Franklin Electric Co, Inc ....................     14,094
         300        * FuelCell Energy, Inc .........................      1,515
          96          General Electric Co ..........................      2,448
       1,300        * Genesis Microchip, Inc .......................     16,224
         700        * Genlyte Group, Inc ...........................     23,149
       8,544        * GlobespanVirata, Inc .........................     38,448
       1,000        * GrafTech International Ltd ...................      2,850
       1,600        * Harmonic, Inc ................................      5,328
         100          Helix Technology Corp ........................        861
       1,200        * Hexcel Corp ..................................      3,492
       1,300        * Hutchinson Technology, Inc ...................     32,136
         100        * IXYS Corp ....................................        529
       1,400        * Inet Technologies, Inc .......................      8,260
       4,900        * Inrange Technologies Corp (Class B) ..........      8,967
         700        * Integrated Silicon Solution, Inc .............      1,645
         900          Inter-Tel, Inc ...............................     13,509
       2,700        * Interdigital Communications Corp .............     61,109
       3,100        * Kopin Corp ...................................     15,624
         200          LSI Industries, Inc ..........................      1,810
       2,700        * Lattice Semiconductor Corp ...................     20,358
         100        * Lifeline Systems, Inc ........................      2,042
       1,400        * Littelfuse, Inc ..............................     25,046
       1,900        * MEMC Electronic Materials, Inc ...............     21,375
       1,700        * MIPS Technologies, Inc (Class A) .............      3,094
       4,300        * MRV Communications, Inc ......................      4,859
         900        * Magnetek, Inc ................................      2,160
       1,700        * Manufacturers Services Ltd ...................      7,990
         200        * Mattson Technology, Inc ......................        364
       3,000        * McData Corp (Class A) ........................     25,770
         264        * Medis Technologies Ltd .......................      1,352
       2,700        * Mercury Computer Systems, Inc ................     73,440
         400        * Merix Corp ...................................      1,600
       1,600          Methode Electronics, Inc (Class A) ...........     12,960
       1,300        * Microsemi Corp ...............................     14,235
       1,300        * Microtune, Inc ...............................      2,743
       2,000        * Monolithic System Technology, Inc ............     14,080
         600        * Moog, Inc (Class A) ..........................     18,360
       1,900        * Mykrolis Corp ................................     15,865
         100          National Presto Industries, Inc ..............      2,615
       1,300        * Netro Corp ...................................      3,497
       6,100        * New Focus, Inc ...............................     19,032
         800        * Next Level Communications, Inc ...............        944
       2,100        * ON Semiconductor Corp ........................      2,667
         200        * OSI Systems, Inc .............................      3,162
       2,500        * Oak Technology, Inc ..........................      8,825
       1,000        * Omnivision Technologies, Inc .................     20,720
       5,000        * Oplink Communications, Inc ...................      4,900
         700        * Optical Communication Products, Inc ..........        679
       7,800        * PLX Technology, Inc ..........................     18,564
         400        * Paradyne Networks, Inc .......................        520
         900          Park Electrochemical Corp ....................     13,626
         400        * Parkervision, Inc ............................      2,256
           1        * Parthusceva, Inc .............................          3
         900        * Pericom Semiconductor Corp ...................      7,002
         900        * Photronics, Inc ..............................     10,701
       1,900        * Pixelworks, Inc ..............................     10,450
       3,500        * Plantronics, Inc .............................     51,135
       4,700        * Plexus Corp ..................................     43,005
         100        * Plug Power, Inc ..............................        506
         200        * Powell Industries, Inc .......................      2,788
       1,200        * Power Integrations, Inc ......................     24,876
      11,000        * Power-One, Inc ...............................     48,400
       3,300        * Powerwave Technologies, Inc ..................     11,220
       1,100        * Proton Energy Systems ........................      2,706
       5,700        * Proxim Corp (Class A) ........................      3,420
       4,000        * Rambus, Inc ..................................     52,840
       1,600        * Rayovac Corp .................................     17,360
         840        * Read-Rite Corp ...............................        546
         100          Regal-Beloit Corp ............................      1,531
       1,600        * Remec, Inc ...................................      7,680
       1,900          Richardson Electronics Ltd ...................     15,753
         900        * Rogers Corp ..................................     26,748
         700        * SBS Technologies, Inc ........................      5,089
         300        * Salton, Inc ..................................      3,150
         700        * Seachange International, Inc .................      5,061
       1,800        * Silicon Image, Inc ...........................      7,164
       1,400        * Silicon Laboratories, Inc ....................     36,610
       3,200        * Silicon Storage Technology, Inc ..............      7,360
         300        * Siliconix, Inc ...............................      7,140
         500        * Sipex Corp ...................................      1,875
       1,100        * Sirius Satellite Radio, Inc ..................        803
       6,200        * Skyworks Solutions, Inc ......................     38,626
         100          Smith (A.O.) Corp ............................      2,680
       1,700        * Sonus Networks, Inc ..........................      3,825
         800        * Spectralink Corp .............................      5,864
         700        * Standard Microsystems Corp ...................     10,633
       2,800        * Stoneridge, Inc ..............................     26,964
       6,200        * Stratex Networks, Inc ........................     12,834
         300        * Stratos Lightwave, Inc .......................        936
         100        * Suntron Corp .................................        320
         500        * Supertex, Inc ................................      6,875
      21,400        * Sycamore Networks, Inc .......................     65,270
         200        * Synaptics, Inc ...............................      1,500
         600        * TTM Technologies, Inc ........................      2,064
       1,100        * Technitrol, Inc ..............................     16,104
       2,400        * Tekelec ......................................     20,832
       3,800        * Tellium, Inc .................................      2,014
         300        * Terayon Communication Systems, Inc ...........        513
       1,300        * Thomas & Betts Corp ..........................     18,434
         900        * Three-Five Systems, Inc ......................      4,590
         600        * Tollgrade Communications, Inc ................      8,610
       2,900        * Transmeta Corp ...............................      2,900
         100        * Trikon Technologies, Inc .....................        344
       6,400        * Triquint Semiconductor, Inc ..................     18,048
       6,600        * Turnstone Systems, Inc .......................     18,678
       3,000        * U.S. Industries, Inc .........................     11,880
         600        * Ulticom, Inc .................................      3,852
       1,300        * Universal Display Corp .......................     10,634
       2,800        * Universal Electronics, Inc ...................     27,020
       1,500        * Varian Semiconductor Equipment Associates, Inc     30,510
         800        * Viasat, Inc ..................................      9,096
       3,000        * Vicor Corp ...................................     17,100


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  43

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
         300        * Virage Logic Corp ............................ $    1,875
       8,300        * Vitesse Semiconductor Corp ...................     17,762
         800        * White Electronic Designs Corp ................      5,424
       2,400        * Wilson Greatbatch Technologies, Inc ..........     67,176
         500          Woodhead Industries, Inc .....................      5,945
         100        * Xicor, Inc ...................................        406
       1,600        * Zomax, Inc ...................................      4,640
                                                                     ----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   2,197,822
                                                                     ----------
 ENGINEERING AND MANAGEMENT SERVICES--3.37%
         750        * aaiPharma, Inc ...............................      6,465
         200        * Advisory Board Co/The ........................      6,990
       1,400        * Answerthink, Inc .............................      3,080
       2,000        * Antigenics, Inc ..............................     16,580
       1,600        * Applera Corp (Celera Genomics Group) .........     13,792
       2,300        * Applied Molecular Evolution ..................      6,371
         200        * Ariad Pharmaceuticals, Inc ...................        256
         200        * Baker (Michael) Corp .........................      1,724
         200        * Bioreliance Corp .............................      3,864
       2,000        * Bio-Technology General Corp ..................      5,380
       4,000        * Century Business Services, Inc ...............     10,280
         300        * Charles River Associates, Inc ................      5,130
         155        * Ciphergen Biosystems, Inc ....................        874
         300        * Cornell Cos, Inc .............................      2,520
       1,800        * Corporate Executive Board Co .................     64,116
       1,100        * Corrections Corp Of America ..................     19,206
       3,000        * Covance, Inc .................................     69,360
       7,300        * CuraGen Corp .................................     29,930
       1,600        * CV Therapeutics, Inc .........................     28,848
         500        * Decode Genetics, Inc .........................        925
         300        * Deltagen, Inc ................................         81
         400        * DiamondCluster International, Inc (Class A) ..        560
       1,700        * Digitas, Inc .................................      5,491
         200        * Discovery Partners International, Inc ........        550
       1,200        * Diversa Corp .................................     11,232
         400        * eResearch Technology, Inc ....................     10,736
       4,600        * Exact Sciences Corp ..........................     47,426
       1,600        * Exelixis, Inc ................................     10,656
         510        * Exult, Inc ...................................      3,738
         900        * First Consulting Group, Inc ..................      5,850
         400        * Forrester Research, Inc ......................      5,644
       1,100        * FTI Consulting, Inc ..........................     50,842
       1,700        * Gartner, Inc (Class A) .......................     11,815
       1,300        * Gene Logic, Inc ..............................      6,591
         462        * Genencor International, Inc ..................      4,689
       3,300        * Incyte Corp ..................................      9,867
         500        * Kendle International, Inc ....................      1,685
       1,100        * Kosan Biosciences, Inc .......................      4,906
         300          Landauer, Inc ................................     11,010
       1,600        * Lexicon Genetics, Inc ........................      6,384
         237        * Luminex Corp .................................      1,107
       2,200        * MAXIMUS, Inc .................................     46,684
       1,800        * Maxygen, Inc .................................     13,104
         100        * Myriad Genetics, Inc .........................      1,009
         400        * Navigant Consulting, Inc .....................      2,120
         300        * Neopharm, Inc ................................      3,453
       1,200        * Parexel International Corp ...................     16,464
         800        * Per-Se Technologies, Inc .....................      6,360
       1,200        * Pharmacopeia, Inc ............................     10,524
         300        * PracticeWorks, Inc ...........................      3,081
       1,600        * PRG-Schultz International, Inc ...............     11,536
          83        * Quest Diagnostics, Inc .......................      4,954
       1,800        * Regeneron Pharmaceuticals, Inc ...............     13,536
         100        * Research Frontiers, Inc ......................        714
         800        * Resources Connection, Inc ....................     17,024
       1,200        * Rigel Pharmaceuticals, Inc ...................        888
         650        * Right Management Consultants, Inc ............      8,444
       2,000        * Sangamo Biosciences, Inc .....................      5,740
       1,800        * Seattle Genetics, Inc ........................      4,284
       1,100        * Sequenom, Inc ................................      2,023
         550        * Sourcecorp ...................................      7,706
       4,600        * Symyx Technologies, Inc ......................     69,046
         300        * Tejon Ranch Co ...............................      7,935
       1,500        * Telik, Inc ...................................     20,160
       3,900        * Tetra Tech, Inc ..............................     55,146
       1,200        * Transkaryotic Therapies, Inc .................      7,104
         100        * TRC Cos, Inc .................................      1,312
         400        * Trimeris, Inc ................................     16,472
       1,100        * Tularik, Inc .................................      5,555
       7,000        * U.S. Oncology, Inc ...........................     49,700
         800        * URS Corp .....................................      9,224
         200        * Watson Wyatt & Co Holdings ...................      4,020
                                                                     ----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         931,873
                                                                     ----------
 FABRICATED METAL PRODUCTS--0.77%
         200          Butler Manufacturing Co ......................      3,280
         300          CIRCOR International, Inc ....................      4,077
       2,300        * Crown Holdings, Inc ..........................     12,926
         200        * Drew Industries, Inc .........................      3,042
       1,300        * Griffon Corp .................................     16,770
         800        * Gulf Island Fabrication, Inc .................     13,984
       2,600        * Intermagnetics General Corp ..................     46,384
         100        * Ladish Co, Inc ...............................        445
       2,000        * Material Sciences Corp .......................     20,140
         200        * Mobile Mini, Inc .............................      3,196
         900        * NCI Building Systems, Inc ....................     13,959
       2,400        * Raytech Corp .................................     14,088
         400        * SPS Technologies, Inc ........................      9,760
         200        * Silgan Holdings, Inc .........................      4,434
         700        * Simpson Manufacturing Co, Inc ................     23,660
         100          Sturm Ruger & Co, Inc ........................        876
         700        * Tower Automotive, Inc ........................      1,659
         600          Valmont Industries, Inc ......................     12,960
         300        * Water Pik Technologies, Inc ..................      2,100
         300          Watts Industries, Inc (Class A) ..............      4,674
                                                                     ----------
                      TOTAL FABRICATED METAL PRODUCTS                   212,414
                                                                     ----------
 FOOD AND KINDRED PRODUCTS--1.68%
         700        * American Italian Pasta Co (Class A) ..........     30,275
       1,300        * Aurora Foods, Inc ............................        494
       2,900        * Boston Beer Co, Inc (Class A) ................     36,424
         131          Coca-Cola Bottling Co Consolidated ...........      6,537
       1,600          Corn Products International, Inc .............     46,656
       7,200        * Del Monte Foods Co ...........................     53,712
       1,100          Flowers Foods, Inc ...........................     30,129
         400        * Horizon Organic Holding Corp .................      5,240
         800        * International Multifoods Corp ................     15,456
       4,900          Interstate Bakeries Corp .....................     51,450
         300        * J & J Snack Foods Corp .......................      9,096
       1,500          J.M. Smucker Co ..............................     52,455
       1,200          Lance, Inc ...................................      9,648
         300        * Monterey Pasta Co ............................        900
         200        * National Beverage Corp .......................      2,794
         100        * Peets Coffee & Tea, Inc ......................      1,658
         300          Penford Corp .................................      3,591
         200          Pilgrim's Pride Corp (Class B) ...............      1,596
       1,400        * Ralcorp Holdings, Inc ........................     36,456
         300          Riviana Foods, Inc ...........................      6,996
         100        * Robert Mondavi Corp (Class A) ................      2,005
         200          Sanderson Farms, Inc .........................      3,834
       2,100          Sensient Technologies Corp ...................     42,042


                        SEE NOTES TO FINANCIAL STATEMENTS

44  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FOOD AND KINDRED PRODUCTS--(CONTINUED)
         200          Tasty Baking Co .............................. $    1,650
       1,700        * Topps Co, Inc ................................     14,416
                                                                     ----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   465,510
                                                                     ----------
 FOOD STORES--0.41%
       1,200        * 7-Eleven, Inc ................................      8,352
       1,200        * Great Atlantic & Pacific Tea Co, Inc .........      5,172
         500          Ingles Markets, Inc (Class A) ................      4,775
       1,100        * Panera Bread Co (Class A) ....................     33,539
       1,800        * Pathmark Stores, Inc .........................     12,024
         500        * Penn Traffic Co ..............................        620
       1,600          Ruddick Corp .................................     19,680
         500          Weis Markets, Inc ............................     15,305
       1,500        * Wild Oats Markets, Inc .......................     13,890
                                                                     ----------
                      TOTAL FOOD STORES                                 113,357
                                                                     ----------
 FURNITURE AND FIXTURES--0.07%
         100          Bassett Furniture Industries, Inc ............      1,050
         500        * Bush Industries, Inc (Class A) ...............        815
         600          Kimball International, Inc (Class B) .........      8,371
         300          Stanley Furniture Co, Inc ....................      6,375
         400          Virco Manufacturing Corp .....................      3,856
                                                                     ----------
                      TOTAL FURNITURE AND FIXTURES                       20,467
                                                                     ----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.30%
         500        * Cost Plus, Inc ...............................     13,160
         500        * EUniverse, Inc ...............................      2,545
         300        * Electronics Boutique Holdings Corp ...........      5,037
         600        * Guitar Center, Inc ...........................     12,222
         400          Haverty Furniture Cos, Inc ...................      4,300
       1,000        * Intertan, Inc ................................      4,700
         600        * Linens `n Things, Inc ........................     12,192
         200        * Restoration Hardware, Inc ....................        502
         100        * Rex Stores Corp ..............................      1,015
       4,200        * The Bombay Co, Inc ...........................     22,890
         600        * Trans World Entertainment Corp ...............      1,374
         300        * Tweeter Home Entertainment Group, Inc ........      1,431
         150        * Ultimate Electronics, Inc ....................      1,193
                                                                     ----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES         82,561
                                                                     ----------
 GENERAL BUILDING CONTRACTORS--0.41%
         100        * Beazer Homes U.S.A., Inc .....................      5,881
         100        * Dominion Homes, Inc ..........................      1,360
         700        * Hovnanian Enterprises, Inc (Class A) .........     24,185
       1,400          M/I Schottenstein Homes, Inc .................     40,152
         100          MDC Holdings, Inc ............................      3,838
         100        * Meritage Corp ................................      3,353
         700        * Palm Harbor Homes, Inc .......................      9,884
         400          Standard-Pacific Corp ........................     10,204
         100        * Technical Olympic U.S.A., Inc ................      1,685
         600          Walter Industries, Inc .......................      5,232
         300        * WCI Communities, Inc .........................      3,138
         200        * William Lyon Homes, Inc ......................      5,054
                                                                     ----------
                      TOTAL GENERAL BUILDING CONTRACTORS                113,966
                                                                     ----------
 GENERAL MERCHANDISE STORES--0.39%
         400        * Brookstone, Inc ..............................      6,520
       1,800          Casey's General Stores, Inc ..................     21,420
         600          Fred's, Inc ..................................     16,710
         100        * Pricesmart, Inc ..............................      1,495
       2,700        * ShopKo Stores, Inc ...........................     31,455
         890        * Stein Mart, Inc ..............................      4,539
       1,300        * Tuesday Morning Corp .........................     25,584
                                                                     ----------
                      TOTAL GENERAL MERCHANDISE STORES                  107,723
                                                                     ----------
 HEALTH SERVICES--1.35%
         500        * American Healthways, Inc .....................      9,500
       1,000        * Amsurg Corp ..................................     25,200
       1,900        * Apria Healthcare Group, Inc ..................     44,384
       5,600        * Beverly Enterprises, Inc .....................     11,312
         400        * Bio-Reference Labs, Inc ......................      1,676
         900        * Corvel Corp ..................................     29,322
         500        * CryoLife, Inc ................................      3,425
         100        * Curative Health Services, Inc ................      1,708
         202        * Dynacq International, Inc ....................      2,737
       1,100        * Enzo Biochem, Inc ............................     14,377
       3,800        * Genesis Health Ventures, Inc .................     56,468
         600          Gentiva Health Services, Inc .................      5,034
       1,800          Hooper Holmes, Inc ...........................      9,000
         400        * Impath, Inc ..................................      5,400
         500        * Kindred Healthcare, Inc ......................      5,656
         200        * LabOne, Inc ..................................      3,850
         900        * MIM Corp .....................................      6,678
         200        * Matria Healthcare, Inc .......................      1,950
         500        * Medcath Corp .................................      2,580
         400        * National Healthcare Corp .....................      7,380
         800        * Odyssey HealthCare, Inc ......................     19,016
         100        * Option Care, Inc .............................        848
       1,100        * Pediatrix Medical Group, Inc .................     27,654
         600        * Prime Medical Services, Inc ..................      4,422
       1,500        * Province Healthcare Co .......................     13,275
       1,000        * Radiologix, Inc ..............................      2,260
         800        * RehabCare Group, Inc .........................     14,280
         800        * Select Medical Corp ..........................     11,400
         100        * Specialty Laboratories, Inc ..................        840
         900        * Sunrise Assisted Living, Inc .................     21,600
         800        * U.S. Physical Therapy, Inc ...................      8,896
         100        * United Surgical Partners International, Inc ..      1,849
                                                                     ----------
                      TOTAL HEALTH SERVICES                             373,977
                                                                     ----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.15%
       1,800          Granite Construction, Inc ....................     28,260
         900        * Insituform Technologies, Inc (Class A) .......     12,105
                                                                     ----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING          40,365
                                                                     ----------
 HOLDING AND OTHER INVESTMENT OFFICES--9.56%
         100        * 4Kids Entertainment, Inc .....................      1,180
         200          AMLI Residential Properties Trust ............      4,210
       1,200          Acadia Realty Trust ..........................      9,624
         400          Alabama National Bancorp .....................     16,400
         200          Alexandria Real Estate Equities, Inc .........      8,410
         300          Allegiant Bancorp, Inc .......................      5,070
         300          Amcore Financial, Inc ........................      6,531
       1,100          Anthracite Capital, Inc ......................     12,584
         800          Anworth Mortgage Asset Corp ..................     10,448
       5,795          Friedman Billings Ramsey Group, Inc ..........     52,445
         300          Apex Mortgage Capital, Inc ...................      1,803
         500          Associated Estates Realty Corp ...............      2,750
         700          Bedford Property Investors, Inc ..............     18,298
         800          Boykin Lodging Co ............................      5,896
       1,300          Brandywine Realty Trust ......................     28,600
       4,500          Brookline Bancorp, Inc .......................     56,340
         500          CBL & Associates Properties, Inc .............     20,295
         200          California First National Bancorp ............      2,040
       1,000          Capital Automotive REIT ......................     24,940
         100          Capitol Bancorp Ltd ..........................      2,115
       4,100          Capstead Mortgage Corp .......................     46,781
         400          Chateau Communities, Inc .....................      7,540
       1,000          Chelsea Property Group, Inc ..................     37,250
         600        * Cherokee, Inc ................................      9,000
         700          Colonial Properties Trust ....................     23,156
       4,800          Commercial Net Lease Realty, Inc .............     72,480
         400          Community Banks, Inc .........................     11,640
       1,700          Community First Bankshares, Inc ..............     43,435
         500          Connecticut Bancshares, Inc ..................     20,765


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  45

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
         900          Cornerstone Realty Income Trust, Inc ......... $    6,264
       1,700          Corporate Office Properties Trust ............     25,330
         600          Correctional Properties Trust ................     12,384
       1,800          Crown American Realty Trust ..................     17,676
           7          Developers Diversified Realty Corp ...........        169
         700          Eastgroup Properties, Inc ....................     17,892
         800          Entertainment Properties Trust ...............     21,200
       1,900          Equity Inns, Inc .............................     11,115
         900          Equity One, Inc ..............................     13,761
         700          Essex Property Trust, Inc ....................     36,575
         400          F & M Bancorp ................................     17,604
       1,400          Federal Realty Investment Trust ..............     42,518
       2,200        * FelCor Lodging Trust, Inc ....................     13,706
         500          First Defiance Financial Corp ................      9,275
         200          First Indiana Corp ...........................      3,160
       1,252          First Niagara Financial Group, Inc ...........     14,712
         900          First Place Financial Corp ...................     13,680
       6,200          Fremont General Corp .........................     43,090
         600          Gables Residential Trust .....................     16,056
         315          German American Bancorp ......................      5,528
         400          Gladstone Capital Corp .......................      6,432
         200          Glenborough Realty Trust, Inc ................      3,092
       1,000          Glimcher Realty Trust ........................     19,200
       1,300          Great Lakes REIT .............................     18,447
       8,300          HRPT Properties Trust ........................     70,633
         100        * Hawthorne Financial Corp .....................      2,956
       2,000          Health Care REIT, Inc ........................     52,400
       2,100          Healthcare Realty Trust, Inc .................     51,282
         800          Heritage Property Investment Trust ...........     20,040
       1,300          Home Properties Of New York, Inc .............     43,160
       2,800          IMPAC Mortgage Holdings, Inc .................     36,372
         700          Innkeepers U.S.A. Trust ......................      4,550
         700          Investors Real Estate Trust ..................      6,517
       3,300          Keystone Property Trust ......................     56,760
         400          Kilroy Realty Corp ...........................      8,840
         600          Koger Equity, Inc ............................      9,180
       1,100          Kramont Realty Trust .........................     16,500
         600          LTC Properties, Inc ..........................      3,774
       5,100        * La Quinta Corp ...............................     15,555
         500          LaSalle Hotel Properties .....................      5,975
       1,300          Lexington Corporate Properties Trust .........     22,165
       2,100        * Local Financial Corp .........................     30,282
         100          MASSBANK Corp ................................      2,752
         400          MFA Mortgage Investments, Inc ................      3,460
       2,900          Macerich Co ..................................     91,872
         100          Manufactured Home Communities, Inc ...........      2,960
       1,600        * Meristar Hospitality Corp ....................      5,456
         700          Mid Atlantic Realty Trust ....................     12,761
         700          Mid-America Apartment Communities, Inc .......     16,590
       1,300          Mills Corp ...................................     40,560
         200          Mission West Properties, Inc .................      1,880
       3,700          National Health Investors, Inc ...............     56,795
         100          National Health Realty, Inc ..................      1,332
       1,100          Nationwide Health Properties, Inc ............     14,135
         900          Novastar Financial, Inc ......................     30,735
         600        * Omega Healthcare Investors, Inc ..............      1,380
       1,925          Oriental Financial Group, Inc ................     41,580
         400          PS Business Parks, Inc .......................     11,900
         800          Pacific Northwest Bancorp ....................     22,200
       1,609          Pan Pacific Retail Properties, Inc ...........     60,901
         400          Parkway Properties, Inc ......................     15,072
         700          Pennsylvania Real Estate Investment Trust ....     20,055
         300          Port Financial Corp ..........................     14,337
       1,400          Post Properties, Inc .........................     33,810
       1,500          Prentiss Properties Trust ....................     40,650
         100        * Price Legacy Corp ............................        255
         300          PrivateBancorp, Inc ..........................      6,801
         200          Prosperity Bancshares, Inc ...................      3,316
         200          Provident Bancorp, Inc .......................      6,300
         200        * Quaker City Bancorp, Inc .....................      6,788
       1,000          RAIT Investment Trust ........................     22,640
         900          RFS Hotel Investors, Inc .....................      8,730
       1,100          Ramco-Gershenson Properties ..................     24,167
       1,500          Realty Income Corp ...........................     53,625
         600          Redwood Trust, Inc ...........................     19,500
         800          SL Green Realty Corp .........................     24,448
         400          Sandy Spring Bancorp, Inc ....................     13,052
         500          Saul Centers, Inc ............................     11,525
         700          Senior Housing Properties Trust ..............      8,085
         700          Shurgard Storage Centers, Inc (Class A) ......     21,735
         500          Sizeler Property Investors ...................      4,645
         500          Sovran Self Storage, Inc .....................     14,240
         500          Suffolk Bancorp ..............................     15,415
         400          Summit Properties, Inc .......................      7,400
         600          Sun Communities, Inc .........................     21,480
         300          Superior Financial Corp ......................      5,547
         900          Susquehanna Bancshares, Inc ..................     18,648
       1,800          Tanger Factory Outlet Centers, Inc ...........     55,566
       1,300          Taubman Centers, Inc .........................     22,139
       2,900          Thornburg Mortgage, Inc ......................     59,827
         300          Tompkins Trustco, Inc ........................     13,500
         700          Town & Country Trust .........................     14,140
       3,400          U.S. Restaurant Properties, Inc ..............     47,940
         100          United National Bancorp ......................      2,351
         500          Universal Health Realty Income Trust .........     12,950
         400          Urstadt Biddle Properties, Inc (Class A) .....      4,792
       3,300          Ventas, Inc ..................................     38,280
       1,700          Washington Real Estate Investment Trust ......     44,149
       3,100          Waypoint Financial Corp ......................     53,506
         200        * Wellsford Real Properties, Inc ...............      2,904
         100          Westfield Financial, Inc .....................      1,540
         500          Winston Hotels, Inc ..........................      3,310
                                                                     ----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      2,646,242
                                                                     ----------
 HOTELS AND OTHER LODGING PLACES--0.46%
         100        * Ameristar Casinos, Inc .......................      1,072
       1,500        * Boca Resorts, Inc (Class A) ..................     16,515
       1,500        * Boyd Gaming Corp .............................     19,125
       2,700        * Choice Hotels International, Inc .............     65,826
         900          Marcus Corp ..................................     12,240
         100        * Monarch Casino & Resort, Inc .................        911
         700        * Pinnacle Entertainment, Inc ..................      3,416
         100        * Prime Hospitality Corp .......................        516
         500        * Vail Resorts, Inc ............................      5,575
       7,300        * Wyndham International, Inc (Class A) .........      1,533
                                                                     ----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             126,729
                                                                     ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--4.95%
         600        * Aaon, Inc ....................................      7,620
         400        * Actuant Corp .................................     14,060
       3,000        * Advanced Digital Information Corp ............     20,670
         300          Alamo Group, Inc .............................      3,498
         200        * Astec Industries, Inc ........................      1,162
         900        * Asyst Technologies, Inc ......................      4,878
       2,000        * Avocent Corp .................................     46,680
       1,600        * Axcelis Technologies, Inc ....................      7,568
       1,200          Black Box Corp ...............................     35,556
       1,100          Briggs & Stratton Corp .......................     42,724
         200        * Brooks Automation, Inc .......................      1,934
         600          Cascade Corp .................................      8,640


                        SEE NOTES TO FINANCIAL STATEMENTS

46  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       3,500        * Cirrus Logic, Inc ............................ $    7,035
         700        * Columbus Mckinnon Corp .......................      1,127
       4,600        * Computer Network Technology Corp .............     31,648
      10,500        * Concurrent Computer Corp .....................     23,205
       1,300        * Cray, Inc ....................................      8,606
         700        * Cuno, Inc ....................................     23,541
       2,900        * Dril-Quip, Inc ...............................     39,643
       1,000        * Electroglas, Inc .............................        880
       2,600        * Electronics For Imaging, Inc .................     45,991
         600          Engineered Support Systems, Inc ..............     23,490
       1,000        * Esterline Technologies Corp ..................     16,910
         200        * FSI International, Inc .......................        466
         100        * FalconStor Software, Inc .....................        385
         600        * Flow International Corp ......................      1,200
         600        * Gardner Denver, Inc ..........................     11,040
         200        * General Binding Corp .........................      1,580
       3,700        * Global Power Equipment Group, Inc ............     18,870
         400          Gorman-Rupp Co ...............................      7,880
       1,900        * Handspring, Inc ..............................      1,178
         500        * Hydril Co ....................................     12,495
         700        * Hypercom Corp ................................      2,625
         800          IDEX Corp ....................................     23,200
       1,400        * InFocus Corp .................................      6,916
       2,700        * Iomega Corp ..................................     29,970
         300          JLG Industries, Inc ..........................      1,416
         300        * Joy Global, Inc ..............................      3,249
         200        * Kadant, Inc ..................................      3,278
       2,100          Kaydon Corp ..................................     39,522
         500          Kennametal, Inc ..............................     14,065
         800        * Kulicke & Soffa Industries, Inc ..............      3,800
       2,200          Lennox International, Inc ....................     31,680
       1,500          Lincoln Electric Holdings, Inc ...............     27,090
         400          Lindsay Manufacturing Co .....................      8,600
         300          Lufkin Industries, Inc .......................      5,745
         300          Manitowoc Co, Inc ............................      5,043
      10,300        * Maxtor Corp ..................................     57,989
         100        * Mestek, Inc ..................................      1,829
         800        * Micros Systems, Inc ..........................     18,808
       1,000          Milacron, Inc ................................      4,150
       1,600          Modine Manufacturing Co ......................     23,984
         300        * NATCO Group, Inc (Class A) ...................      1,695
         200          Nacco Industries, Inc (Class A) ..............      9,200
       1,856          Nordson Corp .................................     44,711
       1,000        * Oil States International, Inc ................     12,000
         400        * Omnicell, Inc ................................      1,324
         300        * Overland Storage, Inc ........................      4,311
       1,370        * Palm, Inc ....................................     13,685
       1,700        * Paxar Corp ...................................     19,465
         400        * Planar Systems, Inc ..........................      4,704
       5,600        * Presstek, Inc ................................     25,144
         400        * ProQuest Co ..................................      8,268
       3,700        * Quantum Corp .................................     13,357
       1,200        * Rainbow Technologies, Inc ....................     11,316
       2,000        * Riverstone Networks, Inc .....................      2,800
         100          Robbins & Myers, Inc .........................      1,346
         804        * SCM Microsystems, Inc ........................      2,010
       2,900        * Sandisk Corp .................................     48,778
         600          Sauer-Danfoss, Inc ...........................      4,764
         300          Schawk, Inc ..................................      2,910
         200        * Scientific Games Corp (Class A) ..............      1,080
         700        * Semitool, Inc ................................      2,863
       5,100        * Silicon Graphics, Inc ........................      7,803
         400        * Simpletech, Inc ..............................      1,000
         500          Standex International Corp ...................      9,525
         300          Starrett (L.S.) Co (Class A) .................      4,200
       2,100          Stewart & Stevenson Services, Inc ............     22,890
       2,200        * Surebeam Corp (Class A) ......................      7,722
         800          Tecumseh Products Co (Class A) ...............     32,784
         500          Tennant Co ...................................     15,750
         900        * Terex Corp ...................................     11,124
         500          Thomas Industries, Inc .......................     12,400
         600          Toro Co ......................................     42,030
       2,300        * UNOVA, Inc ...................................     12,351
         900        * Ultratech Stepper, Inc .......................     10,773
       1,200        * Veeco Instruments, Inc .......................     18,528
       9,400        * Western Digital Corp .........................     85,164
       1,600          Woodward Governor Co .........................     55,984
                                                                     ----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,370,878
                                                                     ----------
 INSTRUMENTS AND RELATED PRODUCTS--5.18%
         100        * Abiomed, Inc .................................        390
         200        * ADE Corp .....................................      1,190
         100        * Advanced Neuromodulation Systems, Inc ........      4,290
         500        * Aksys Ltd ....................................      3,500
         700        * Alaris Medical, Inc ..........................      7,238
         700        * Align Technology, Inc ........................      4,235
         900        * American Medical Systems Holdings, Inc .......     13,005
         300          Analogic Corp ................................     13,671
         400          Arrow International, Inc .....................     16,268
       1,000        * Arthrocare Corp ..............................     12,470
         200        * August Technology Corp .......................        784
         600          BEI Technologies, Inc ........................      5,820
         900        * Bio-Rad Laboratories, Inc (Class A) ..........     32,175
         400        * Bruker AXS, Inc ..............................        536
         500        * Bruker Daltonics, Inc ........................      1,496
         300        * Cantel Medical Corp ..........................      3,831
         400        * Cardiac Science, Inc .........................        912
         800        * Cardiodynamics International Corp ............      2,416
       1,000        * Cepheid, Inc .................................      4,190
         700        * Cerus Corp ...................................      6,160
         200        * Cholestech Corp ..............................      1,628
         300        * Closure Medical Corp .........................      3,882
       1,700        * Cognex Corp ..................................     35,989
       1,400        * Coherent, Inc ................................     26,250
       1,000          Cohu, Inc ....................................     14,630
         200        * Cole National Corp ...........................      1,800
         300        * Conceptus, Inc ...............................      2,700
       1,100        * Concord Camera Corp ..........................      5,511
         300        * Conmed Corp ..................................      4,923
       1,500          Cooper Cos, Inc ..............................     44,850
       1,500        * Credence Systems Corp ........................     10,200
         900        * Cyberonics, Inc ..............................     19,251
         500          Datascope Corp ...............................     13,540
       2,300        * Dionex Corp ..................................     75,969
         200        * DJ Orthopedics, Inc ..........................        782
         200        * DRS Technologies, Inc ........................      5,002
         600          EDO Corp .....................................     10,860
         100        * Endocardial Solutions, Inc ...................        277
         600        * ESCO Technologies, Inc .......................     19,680
         400        * Excel Technology, Inc ........................      8,132
         700        * FEI Co .......................................     11,172
       1,200        * Flir Systems, Inc ............................     56,892
         900        * Fossil, Inc ..................................     15,498
         900        * Haemonetics Corp .............................     19,665
         900        * Hanger Orthopedic Group, Inc .................     10,287
         400        * Harvard Bioscience, Inc ......................      1,500
         300        * HealthTronics Surgical Services, Inc .........      2,451
         300        * Herley Industries, Inc .......................      5,157
         500        * Hologic, Inc .................................      4,306
         500        * ICU Medical, Inc .............................     13,756


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  47

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
         500        * Igen International, Inc ...................... $   17,695
         500        * Ii-Vi, Inc ...................................      8,300
       1,100        * Illumina, Inc ................................      2,486
         600        * Inamed Corp ..................................     21,462
      14,600        * Input/Output, Inc ............................     52,560
         700        * Integra LifeSciences Holding .................     16,100
         100        * Integrated Defense Technology, Inc ...........      1,420
         100        * Interpore International ......................        800
         200        * Intuitive Surgical, Inc ......................      1,292
       1,300          Invacare Corp ................................     40,937
         300        * Invision Technologies, Inc ...................      6,741
         200        * Ionics, Inc ..................................      3,310
         100        * Itron, Inc ...................................      1,671
         900        * Ixia .........................................      4,374
         200          Keithley Instruments, Inc ....................      2,162
         300        * Kensey Nash Corp .............................      6,144
         200        * Kyphon, Inc ..................................      1,756
         100        * LeCroy Corp ..................................        974
       1,300        * Lexar Media, Inc .............................      4,264
         400        * LTX Corp .....................................      2,000
         300        * Med-Design Corp ..............................        942
         400        * MedSource Technologies, Inc ..................        724
       2,000          Mentor Corp ..................................     34,220
         500        * Merit Medical Systems, Inc ...................      9,525
         400          Mine Safety Appliances Co ....................     14,240
         900        * Molecular Devices Corp .......................     10,890
         400          Movado Group, Inc ............................      7,600
       1,200          MTS Systems Corp .............................     12,960
         300        * Nanometrics, Inc .............................      1,170
       1,800        * Newport Corp .................................     21,258
       1,100        * Oakley, Inc ..................................      9,075
         200        * Ocular Sciences, Inc .........................      2,780
         900        * Orbital Sciences Corp ........................      4,653
       1,400        * Orthologic Corp ..............................      4,746
         500        * Photon Dynamics, Inc .........................      8,180
       3,000        * Pinnacle Systems, Inc ........................     31,230
         800        * Possis Medical, Inc ..........................     12,928
         400        * QMed, Inc ....................................      2,744
       1,400        * Resmed, Inc ..................................     44,772
       1,700        * Respironics, Inc .............................     58,431
         100        * Rita Medical Systems, Inc ....................        425
       1,500          Roper Industries, Inc ........................     43,275
         200        * Rudolph Technologies, Inc ....................      2,890
         900        * Sola International, Inc ......................     11,124
         300        * Sonic Innovations, Inc .......................        720
         300        * SonoSite, Inc ................................      4,710
       1,800        * Sybron Dental Specialties, Inc ...............     31,410
         100          Sypris Solutions, Inc ........................        788
       2,000        * Techne Corp ..................................     41,340
       1,400        * Theragenics Corp .............................      4,844
         500        * Therasense, Inc ..............................      3,340
       1,000        * Therma-Wave, Inc .............................        450
       2,300        * Thoratec Corp ................................     29,187
       1,000        * Trimble Navigation Ltd .......................     18,940
         100        * TriPath Imaging, Inc .........................        425
         200          United Industrial Corp .......................      2,490
         400        * Urologix, Inc ................................        864
       1,500        * Varian, Inc ..................................     42,990
         600        * Ventana Medical Systems, Inc .................     12,054
         800        * Viasys Healthcare, Inc .......................     11,200
       4,100        * Visx, Inc ....................................     43,460
         200          Vital Signs, Inc .............................      5,310
       2,900        * Vivus, Inc ...................................      9,860
         600        * Wright Medical Group, Inc ....................     10,512
         900          X-Rite, Inc ..................................      7,569
         223        * Young Innovations, Inc .......................      4,908
         400        * Zoll Medical Corp ............................     16,344
         200        * Zygo Corp ....................................      1,136
                                                                     ----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,433,198
                                                                     ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.23%
         300        * Clark/Bardes, Inc ............................      3,588
       1,100          Crawford & Co (Class B) ......................      4,565
       1,800          Hilb, Rogal & Hamilton Co ....................     56,232
                                                                     ----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE        64,385
                                                                     ----------
 INSURANCE CARRIERS--3.10%
         500          Alfa Corp ....................................      5,806
       1,500        * American Medical Security Group, Inc .........     19,860
       2,700        * American Physicians Capital, Inc .............     57,240
         500        * AMERIGROUP Corp ..............................     14,630
         600          Argonaut Group, Inc ..........................      5,130
         250          Baldwin & Lyons, Inc (Class B) ...............      4,963
         300        * Centene Corp .................................      8,763
         400        * Ceres Group, Inc .............................        660
         500        * Citizens, Inc ................................      3,025
         700        * CNA Surety Corp ..............................      5,600
         500        * Cobalt Corp ..................................      7,225
       2,000          Commerce Group, Inc ..........................     68,400
         800          Delphi Financial Group, Inc (Class A) ........     31,344
         100          EMC Insurance Group, Inc .....................      1,890
         400          FBL Financial Group, Inc (Class A) ...........      7,900
         200          Financial Industries Corp ....................      2,888
         700        * FPIC Insurance Group, Inc ....................      5,201
         200          Great American Financial Resources, Inc ......      3,032
       1,000          Harleysville Group, Inc ......................     24,950
         700        * HealthExtras, Inc ............................      2,695
         900          Horace Mann Educators Corp ...................     11,808
         200          Independence Holding Co ......................      3,846
         100          Kansas City Life Insurance Co ................      4,274
       2,100          Landamerica Financial Group, Inc .............     83,475
         200          Midland Co ...................................      3,580
         200        * National Western Life Insurance Co (Class A) .     18,722
         700        * Navigators Group, Inc ........................     18,004
         200          NYMAGIC, Inc .................................      3,870
         800          Odyssey Re Holdings Corp .....................     14,440
         700        * Ohio Casualty Corp ...........................      9,044
       1,700        * Pacificare Health Systems, Inc ...............     41,038
       2,200        * Philadelphia Consolidated Holding Corp .......     79,200
         100        * Pico Holdings, Inc ...........................      1,244
         600          PMA Capital Corp (Class A) ...................      4,062
         800          Presidential Life Corp .......................      5,032
       1,600        * ProAssurance Corp ............................     37,632
       1,500          RLI Corp .....................................     40,305
         700          Selective Insurance Group, Inc ...............     17,178
       1,400        * Sierra Health Services, Inc ..................     18,060
       1,300          State Auto Financial Corp ....................     22,009
       2,900        * Stewart Information Services Corp ............     67,309
       1,000        * Triad Guaranty, Inc ..........................     34,360
       2,000        * UICI .........................................     19,220
         200          United Fire & Casualty Co ....................      5,960
         200        * Universal American Financial Corp ............      1,142
       1,900          Vesta Insurance Group, Inc ...................      4,256
         300          Zenith National Insurance Corp ...............      6,435
                                                                     ----------
                      TOTAL INSURANCE CARRIERS                          856,707
                                                                     ----------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.01%
         300        * Wackenhut Corrections Corp ...................      2,940
                                                                     ----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY              2,940
                                                                     ----------
 LEATHER AND LEATHER PRODUCTS--0.33%
         900          Brown Shoe Co, Inc ...........................     24,363
         500          K-Swiss, Inc (Class A) .......................     12,775


                        SEE NOTES TO FINANCIAL STATEMENTS

48  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 LEATHER AND LEATHER PRODUCTS--(CONTINUED)
         300        * Maxwell Shoe Co, Inc (Class A) ............... $    3,345
         400        * Steven Madden Ltd ............................      6,268
       2,700          Wolverine World Wide, Inc ....................     45,225
                                                                     ----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 91,976
                                                                     ----------
 LEGAL SERVICES--0.03%
         500        * Pre-Paid Legal Services, Inc .................      8,640
                                                                     ----------
                      TOTAL LEGAL SERVICES                                8,640
                                                                     ----------
 LUMBER AND WOOD PRODUCTS--0.12%
         100          American Woodmark Corp .......................      4,411
       2,300        * Champion Enterprises, Inc ....................      4,232
         400          Deltic Timber Corp ...........................      9,560
         700        * Modtech Holdings, Inc ........................      4,872
         100          Skyline Corp .................................      2,610
         500          Universal Forest Products, Inc ...............      7,750
                                                                     ----------
                      TOTAL LUMBER AND WOOD PRODUCTS                     33,435
                                                                     ----------
 METAL MINING--0.17%
         500        * Cleveland-Cliffs, Inc ........................      9,325
       4,100        * Hecla Mining Co ..............................     13,489
         700          Royal Gold, Inc ..............................     10,213
         700          Southern Peru Copper Corp ....................     10,220
       2,000        * Stillwater Mining Co .........................      5,000
                                                                     ----------
                      TOTAL METAL MINING                                 48,247
                                                                     ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.85%
       2,400          Blyth, Inc ...................................     61,032
         700        * Daktronics, Inc. .............................     10,885
         200        * Escalade, Inc ................................      2,734
         900        * Identix, Inc .................................      4,050
         100        * Jakks Pacific, Inc ...........................      1,036
         200        * Johnson Outdoors, Inc (Class A) ..............      1,780
       1,100        * K2, Inc ......................................      8,492
         700        * Lydall, Inc ..................................      6,160
       2,500          Nautilus Group, Inc ..........................     35,650
         300          Oneida Ltd ...................................      3,210
         100          Penn Engineering & Manufacturing Corp ........      1,152
       1,600        * Racing Champions Ertl Corp ...................     24,560
         400          Russ Berrie & Co, Inc ........................     12,800
       1,800        * Shuffle Master, Inc ..........................     26,553
         300        * Steinway Musical Instruments, Inc ............      4,431
       1,800        * Yankee Candle Co, Inc ........................     30,654
                                                                     ----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      235,179
                                                                     ----------
 MISCELLANEOUS RETAIL--0.95%
       3,500        * 1-800-Flowers.com, Inc (Class A) .............     23,520
         100        * AC Moore Arts & Crafts, Inc ..................      1,383
         700        * Alloy, Inc ...................................      3,507
         800          Blair Corp ...................................     18,808
       2,900          Cash America International, Inc ..............     27,492
         250        * Coldwater Creek, Inc .........................      2,373
       1,500        * dELiA*s Corp (Class A) .......................        525
       1,100        * Drugstore.Com, Inc ...........................      4,213
         400        * Duane Reade, Inc .............................      5,072
         900       b* FAO, Inc .....................................        189
         500        * Finlay Enterprises, Inc ......................      6,330
         700          Friedman's, Inc (Class A) ....................      6,720
         200        * Gaiam, Inc ...................................      1,074
         200        * Galyans Trading Co, Inc ......................      2,498
         100        * Gart Sports Co ...............................      1,908
         400          Hancock Fabrics, Inc .........................      5,560
         300        * Hibbett Sporting Goods, Inc ..................      7,419
         400        * Jill (J.) Group, Inc .........................      4,640
         600        * Jo-Ann Stores, Inc (Class A) .................     12,000
       1,500          Longs Drug Stores Corp .......................     22,500
       1,800        * Marvel Enterprises, Inc ......................     24,876
       5,700        * OfficeMax, Inc ...............................     29,355
         100        * Overstock.com, Inc ...........................        975
         300        * Party City Corp ..............................      2,400
         300        * PC Connection, Inc ...........................      1,575
         400        * Sharper Image Corp ...........................      7,204
       1,500        * Stamps.com, Inc ..............................      6,285
         100        * Summit America Television, Inc ...............        238
       1,600        * The Sports Authority, Inc ....................     11,168
         600        * Valuevision International, Inc (Class A) .....      6,042
         500        * Whitehall Jewellers, Inc .....................      4,250
         500          World Fuel Services Corp .....................     10,180
                                                                     ----------
                      TOTAL MISCELLANEOUS RETAIL                        262,279
                                                                     ----------
 MOTION PICTURES--0.30%
         300        * AMC Entertainment, Inc .......................      2,601
         300        * Ascent Media Group, Inc ......................        348
       1,200        * Avid Technology, Inc .........................     26,568
         100        * Carmike Cinemas, Inc .........................      1,925
       2,100        * Hollywood Entertainment Corp .................     33,684
         800        * Movie Gallery, Inc ...........................     13,936
         200        * NetFlix, Inc .................................      4,070
                                                                     ----------
                      TOTAL MOTION PICTURES                              83,132
                                                                     ----------
 NONDEPOSITORY INSTITUTIONS--0.72%
       1,100          Advanta Corp (Class A) .......................      7,513
       1,400          American Capital Strategies Ltd ..............     31,360
         100          American Home Mortgage Holdings, Inc .........      1,001
       1,600          Charter Municipal Mortgage Acceptance Co .....     28,112
       3,600        * CompuCredit Corp .............................     22,608
         500        * Credit Acceptance Corp .......................      2,450
         200        * DVI, Inc .....................................      1,710
         100        * Federal Agricultural Mortgage Corp (Class C) .      2,179
         100        * Financial Federal Corp .......................      1,910
         400          MCG Capital Corp .............................      3,996
      10,700          Metris Cos, Inc ..............................     25,145
         700          New Century Financial Corp ...................     21,827
         900        * Saxon Capital, Inc ...........................     11,979
         600          Westcorp .....................................     11,142
         500        * WFS Financial, Inc ...........................      9,670
       2,000        * World Acceptance Corp ........................     18,000
                                                                     ----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  200,602
                                                                     ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.02%
       1,000          Amcol International Corp .....................      5,680
                                                                     ----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS            5,680
                                                                     ----------
 OIL AND GAS EXTRACTION--3.11%
         500        * 3TEC Energy Corp .............................      7,530
         100        * Atwood Oceanics, Inc .........................      2,524
       1,400          Berry Petroleum Co (Class A) .................     21,000
       3,200          Cabot Oil & Gas Corp (Class A) ...............     76,800
         300        * Cal Dive International, Inc ..................      5,403
       4,300          Chesapeake Energy Corp .......................     33,798
       2,000        * Comstock Resources, Inc ......................     20,200
       3,100        * Denbury Resources, Inc .......................     33,573
         400        * Encore Acquisition Co ........................      7,380
       1,200        * Energy Partners Ltd ..........................     12,240
         700        * Evergreen Resources, Inc .....................     31,717
         100        * Exploration Co Of Delaware, Inc ..............        302
       3,100        * Global Industries Ltd ........................     14,446
       8,100        * Grey Wolf, Inc ...............................     31,914
         900        * Hanover Compressor Co ........................      5,850
       1,600        * Harvest Natural Resources, Inc ...............      7,776
         200        * Horizon Offshore, Inc ........................        680
         500        * Houston Exploration Co .......................     13,500
       2,700        * Key Energy Services, Inc .....................     27,216
       1,300        * Magnum Hunter Resources, Inc .................      7,228
       1,700        * Meridian Resource Corp .......................      1,955
       3,500        * Newpark Resources, Inc .......................     15,855


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  49

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
     -----                                                              -----

 OIL AND GAS EXTRACTION--(CONTINUED)
         300        * Nuevo Energy Co .............................. $    4,065
       2,100        * Oceaneering International, Inc ...............     45,885
       1,600        * Parker Drilling Co ...........................      3,792
       1,200          Patina Oil & Gas Corp ........................     39,480
         300          Penn Virginia Corp ...........................     11,520
         300        * Petroquest Energy, Inc .......................        453
       1,200        * Plains Exploration & Production Co ...........      9,900
         500        * Prima Energy Corp ............................      9,370
         500        * Quicksilver Resources, Inc ...................     11,885
         600          RPC, Inc .....................................      5,490
       5,200        * Range Resources Corp .........................     29,692
         100        * Remington Oil & Gas Corp .....................      1,703
         800        * Seacor Smit, Inc .............................     28,000
       2,800        * Southwestern Energy Co .......................     36,680
         200        * Spinnaker Exploration Co .....................      3,884
         900          St. Mary Land & Exploration Co ...............     22,545
         300        * Stone Energy Corp ............................     10,074
       2,100        * Superior Energy Services, Inc ................     17,955
         200        * Swift Energy Co ..............................      1,702
         100        * Syntroleum Corp ..............................        257
         600        * Tetra Technologies, Inc ......................     13,800
       1,600        * Tom Brown, Inc ...............................     38,720
         700        * Transmontaigne, Inc ..........................      2,947
       1,500        * Unit Corp ....................................     30,435
         900        * Veritas DGC, Inc .............................      5,985
       3,700          Vintage Petroleum, Inc .......................     35,150
         300        * W-H Energy Services, Inc .....................      5,136
       2,800        * Westport Resources Corp ......................     56,420
                                                                     ----------
                      TOTAL OIL AND GAS EXTRACTION                      861,812
                                                                     ----------
 PAPER AND ALLIED PRODUCTS--0.38%
         300        * Buckeye Technologies, Inc ....................      1,425
       1,500        * Caraustar Industries, Inc ....................     10,155
         100          Chesapeake Corp ..............................      1,689
       2,200        * Earthshell Corp ..............................      1,078
         100          Glatfelter ...................................      1,066
       1,300        * Graphic Packaging International Corp .........      7,150
         200          Greif, Inc (Class A) .........................      3,596
         300          Longview Fibre Co ............................      1,995
         400        * Playtex Products, Inc ........................      3,224
         200          Pope & Talbot, Inc ...........................      2,510
       1,900          Potlatch Corp ................................     36,917
         100          Rock-Tenn Co (Class A) .......................      1,280
         700          Schweitzer-Mauduit International, Inc ........     15,750
       1,600          Wausau-Mosinee Paper Corp ....................     16,320
                                                                     ----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   104,155
                                                                     ----------
 PERSONAL SERVICES--0.51%
       2,000        * Alderwoods Group, Inc ........................      6,998
       1,300          Angelica Corp ................................     22,165
         300          CPI Corp .....................................      3,939
         600        * Coinstar, Inc ................................     10,074
         900          G & K Services, Inc (Class A) ................     21,600
       2,100          Regis Corp ...................................     52,311
       6,700        * Service Corp International ...................     18,626
         300          Unifirst Corp ................................      4,635
                                                                     ----------
                      TOTAL PERSONAL SERVICES                           140,348
                                                                     ----------
 PETROLEUM AND COAL PRODUCTS--0.32%
         200          ElkCorp ......................................      3,800
       1,300          Frontier Oil Corp ............................     22,230
         700        * Headwaters, Inc ..............................      9,835
         400          Holly Corp ...................................     11,456
       3,200        * Tesoro Petroleum Corp ........................     23,680
         700          WD-40 Co .....................................     17,360
                                                                     ----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                  88,361
                                                                     ----------
 PRIMARY METAL INDUSTRIES--1.10%
         300          Belden, Inc ..................................      3,225
         200        * Brush Engineered Materials, Inc ..............      1,014
       2,100        * Cable Design Technologies Corp ...............     13,965
         300          Carpenter Technology Corp ....................      3,045
         200        * Century Aluminum Co ..........................      1,270
       3,100        * CommScope, Inc ...............................     23,250
         500          Curtiss-Wright Corp ..........................     30,250
         100        * Encore Wire Corp .............................        850
       1,400        * General Cable Corp ...........................      5,180
         300          Gibraltar Steel Corp .........................      5,592
       2,600        * Imco Recycling, Inc ..........................     16,510
       1,500          Intermet Corp ................................      5,460
         500        * Liquidmetal Technologies .....................      2,710
         200        * Lone Star Technologies, Inc ..................      4,224
       1,300          Matthews International Corp (Class A) ........     30,108
         900        * Maverick Tube Corp ...........................     16,740
       1,200        * Mueller Industries, Inc ......................     29,964
         500          NN, Inc ......................................      4,381
         300        * NS Group, Inc ................................      2,265
         200        * Northwest Pipe Co ............................      2,480
       1,600        * Oregon Steel Mills, Inc ......................      3,760
         300          Quanex Corp ..................................      9,510
       1,000        * RTI International Metals, Inc ................      9,800
         200          Roanoke Electric Steel Corp ..................      1,740
         200          Ryerson Tull, Inc ............................      1,250
         100          Schnitzer Steel Industries, Inc (Class A) ....      2,424
       1,300        * Steel Dynamics, Inc ..........................     15,145
         700          Texas Industries, Inc ........................     13,461
         400          Tredegar Corp ................................      4,780
       3,300          Worthington Industries, Inc ..................     39,369
                                                                     ----------
                      TOTAL PRIMARY METAL INDUSTRIES                    303,722
                                                                     ----------
 PRINTING AND PUBLISHING--0.96%
       1,300          Banta Corp ...................................     38,324
       1,700          Bowne & Co, Inc ..............................     17,000
         400          CSS Industries, Inc ..........................     12,952
         600        * Consolidated Graphics, Inc ...................     10,086
         200          Courier Corp .................................      9,852
         800          Ennis Business Forms, Inc ....................      9,064
       1,500          Harland (John H.) Co .........................     36,465
         100          Hollinger International, Inc .................        790
         400        * Information Holdings, Inc ....................      6,440
       1,300        * Journal Register Co ..........................     19,838
       1,300        * Mail-Well, Inc ...............................      2,639
         200        * Martha Stewart Living Omnimedia, Inc (Class A)      1,642
         600          New England Business Services, Inc ...........     15,360
         200        * Playboy Enterprises, Inc (Class B) ...........      1,700
       3,000        * Primedia, Inc ................................      7,350
         600        * Private Media Group, Inc .....................        708
         400          Pulitzer, Inc ................................     17,428
         600          Standard Register Co .........................      8,940
         400        * Thomas Nelson, Inc ...........................      3,404
       1,800          Wallace Computer Services, Inc ...............     44,838
                                                                     ----------
                      TOTAL PRINTING AND PUBLISHING                     264,820
                                                                     ----------
 RAILROAD TRANSPORTATION--0.24%
       1,100          Florida East Coast Industries, Inc (Class A) .     26,895
         400        * Genesee & Wyoming, Inc (Class A) .............      6,200
       2,900        * Kansas City Southern Industries, Inc .........     32,567
                                                                     ----------
                      TOTAL RAILROAD TRANSPORTATION                      65,662
                                                                     ----------
 REAL ESTATE--0.45%
         200        * Avatar Holdings, Inc .........................      5,108
       1,400        * Insignia Financial Group, Inc ................     15,316
         700        * Jones Lang LaSalle, Inc ......................      9,562


                        SEE NOTES TO FINANCIAL STATEMENTS

50  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 REAL ESTATE--(CONTINUED)
       1,700          LNR Property Corp ............................ $   57,290
      10,100        * Stewart Enterprises, Inc (Class A) ...........     27,270
       1,100        * Trammell Crow Co .............................      8,756
                                                                     ----------
                      TOTAL REAL ESTATE                                 123,302
                                                                     ----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.55%
         200        * AEP Industries, Inc ..........................      1,730
         200        * Applied Films Corp ...........................      3,230
       1,100          Bandag, Inc ..................................     35,079
       1,000        * Foamex International, Inc ....................      1,120
         500        * Jarden Corp ..................................     13,000
         900          Myers Industries, Inc ........................      8,595
         300          Quixote Corp .................................      4,740
         300          Schulman (A.), Inc ...........................      4,359
         300        * Skechers U.S.A., Inc (Class A) ...............      1,947
         200          Spartech Corp ................................      3,868
       1,700        * Trex Co, Inc .................................     54,876
       1,100          Tupperware Corp ..............................     15,202
         900        * Vans, Inc ....................................      3,816
                                                                     ----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS  151,562
                                                                     ----------
 SECURITY AND COMMODITY BROKERS--0.34%
       4,100        * Ameritrade Holding Corp ......................     20,336
         200        * BKF Capital Group, Inc .......................      3,250
         100        * Gabelli Asset Management, Inc (Class A) ......      2,755
         100          Jefferies Group, Inc .........................      3,595
       8,300        * Knight Trading Group, Inc ....................     32,370
       1,500          SWS Group, Inc ...............................     21,120
       3,700        * SoundView Technology Group, Inc ..............      4,736
         100          Value Line, Inc ..............................      4,615
                                                                     ----------
                      TOTAL SECURITY AND COMMODITY BROKERS               92,777
                                                                     ----------
 SOCIAL SERVICES--0.06%
         500        * Bright Horizons Family Solutions, Inc ........     14,010
         500        * Res-Care, Inc ................................      1,460
                                                                     ----------
                      TOTAL SOCIAL SERVICES                              15,470
                                                                     ----------
 SPECIAL TRADE CONTRACTORS--0.45%
         400          Chemed Corp ..................................     12,676
       8,700        * Comfort Systems U.S.A., Inc ..................     19,227
       1,800        * Dycom Industries, Inc ........................     18,594
         700        * EMCOR Group, Inc .............................     33,775
       3,500        * Integrated Electrical Services, Inc ..........     14,945
       8,000        * Quanta Services, Inc .........................     25,600
                                                                     ----------
                      TOTAL SPECIAL TRADE CONTRACTORS                   124,817
                                                                     ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.80%
         200          Ameron International Corp ....................     11,960
       1,800          Apogee Enterprises, Inc ......................     14,798
         400          CARBO Ceramics, Inc ..........................     13,140
       1,700        * Cabot Microelectronics Corp ..................     71,179
         900          Centex Construction Products, Inc ............     32,400
       1,000          Florida Rock Industries, Inc .................     33,850
         800          Libbey, Inc ..................................     19,680
       1,000        * U.S. Concrete, Inc ...........................      4,200
       5,100       b* USG Corp .....................................     21,216
                                                                     ----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             222,423
                                                                     ----------
 TEXTILE MILL PRODUCTS--0.12%
       1,100          Albany International Corp (Class A) ..........     25,201
         500        * Culp, Inc ....................................      2,230
       1,400        * Interface, Inc (Class A) .....................      4,620
         100          Quaker Fabric Corp ...........................        550
                                                                     ----------
                      TOTAL TEXTILE MILL PRODUCTS                        32,601
                                                                     ----------
 TOBACCO PRODUCTS--0.19%
       1,300          Universal Corp ...............................     49,088
         200          Vector Group Ltd .............................      2,200
                                                                     ----------
                      TOTAL TOBACCO PRODUCTS                             51,288
                                                                     ----------
 TRANSPORTATION BY AIR--0.73%
         500        * ATA Holdings Corp ............................      1,875
       3,100          Airborne, Inc ................................     60,791
         800        * Airtran Holdings, Inc ........................      5,384
         500        * Alaska Air Group, Inc ........................      7,830
       1,989        * Atlantic Coast Airlines Holdings, Inc ........     12,352
         800        * Atlas Air Worldwide Holdings, Inc ............        640
       1,500        * ExpressJet Holdings, Inc .....................     12,300
       2,800        * Forward Air Corp .............................     60,931
         200        * Frontier Airlines, Inc .......................        994
       1,500        * Mesa Air Group, Inc ..........................      7,455
       1,400        * Mesaba Holdings, Inc .........................      7,882
         700        * Midwest Express Holdings, Inc ................        903
         900        * Offshore Logistics, Inc ......................     16,245
         200        * Petroleum Helicopters (Vote) .................      5,290
       2,200       b* UAL Corp .....................................      1,848
                                                                     ----------
                      TOTAL TRANSPORTATION BY AIR                       202,720
                                                                     ----------
 TRANSPORTATION EQUIPMENT--1.26%
         300        * AAR Corp .....................................      1,134
         300        * Aftermarket Technology Corp ..................      3,390
       1,300          Arctic Cat, Inc ..............................     20,293
       1,100        * BE Aerospace, Inc ............................      2,090
       1,200          Clarcor, Inc .................................     43,440
         200          Coachmen Industries, Inc .....................      2,200
         500        * Ducommun, Inc ................................      5,100
         200        * Dura Automotive Systems, Inc .................      1,120
         700          Federal Signal Corp ..........................      9,940
         500        * Fleetwood Enterprises, Inc ...................      2,030
         300          GenCorp, Inc .................................      1,875
         700          Heico Corp ...................................      6,230
         300        * IMPCO Technologies, Inc ......................        603
         200          Kaman Corp (Class A) .........................      1,956
         300          Marine Products Corp .........................      2,790
         200        * Monaco Coach Corp ............................      2,072
         700          Oshkosh Truck Corp ...........................     43,610
         200        * Sequa Corp (Class A) .........................      6,850
       1,300          Spartan Motors, Inc ..........................     11,388
       1,000        * Sports Resorts International, Inc ............      5,010
         300          Standard Motor Products, Inc .................      3,330
         300        * Strattec Security Corp .......................     13,200
       1,000          Superior Industries International, Inc .......     36,430
       1,700        * Teledyne Technologies, Inc ...................     21,522
       2,600        * Tenneco Automotive, Inc ......................      5,876
         700          Thor Industries, Inc .........................     17,521
         300          Trinity Industries, Inc ......................      5,166
         100        * Triumph Group, Inc ...........................      2,245
       1,000        * United Defense Industries, Inc ...............     21,640
       1,000        * Wabash National Corp .........................      6,300
       2,100          Wabtec Corp ..................................     24,381
         700          Winnebago Industries, Inc ....................     19,040
                                                                     ----------
                      TOTAL TRANSPORTATION EQUIPMENT                    349,772
                                                                     ----------
 TRANSPORTATION SERVICES--0.19%
         200        * Ambassadors Group, Inc .......................      2,418
       2,900        * EGL, Inc .....................................     43,094
         300        * Navigant International, Inc ..................      3,165
         700        * RailAmerica, Inc .............................      4,270
                                                                     ----------
                      TOTAL TRANSPORTATION SERVICES                      52,947
                                                                     ----------
 TRUCKING AND WAREHOUSING--0.80%
       1,000          Arkansas Best Corp ...........................     25,420
         300        * Covenant Transport, Inc (Class A) ............      5,097
       1,500        * Heartland Express, Inc .......................     28,770
         200        * Hunt (J.B.) Transport Services, Inc ..........      5,384
       1,500        * Landstar System, Inc .........................     86,250
         100        * P.A.M. Transportation Services ...............      2,188


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  51

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TRUCKING AND WAREHOUSING--(CONTINUED)
         600          Roadway Corp ................................ $    20,112
         550        * SCS Transportation, Inc .....................       5,819
         400        * U.S. Xpress Enterprises, Inc (Class A) ......       3,024
         500          USFreightways Corp ..........................      12,655
         900          Werner Enterprises, Inc .....................      17,334
         400        * Yellow Corp .................................       9,652
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    221,705
                                                                    -----------
 WATER TRANSPORTATION--0.30%
       1,900          Alexander & Baldwin, Inc ....................      47,234
         500        * Gulfmark Offshore, Inc ......................       6,725
         900        * Kirby Corp ..................................      22,140
         200          Overseas Shipholding Group, Inc .............       3,340
       1,300        * Trico Marine Services, Inc ..................       3,367
                                                                    -----------
                      TOTAL WATER TRANSPORTATION                         82,806
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.01%
         200        * 1-800 Contacts, Inc .........................       4,050
         500          Action Performance Cos, Inc .................      10,575
         500        * Alliance Imaging, Inc .......................       1,570
       1,700        * Anixter International, Inc ..................      38,539
       1,000          Applied Industrial Technologies, Inc ........      16,710
       3,100        * Audiovox Corp (Class A) .....................      22,971
         700        * Aviall, Inc .................................       5,418
         300          Barnes Group, Inc ...........................       6,348
         800        * Bell Microproducts, Inc .....................       4,088
       1,300        * Boyds Collection Ltd ........................       7,020
       1,600          Carlisle Cos, Inc ...........................      64,784
         200        * Castle (A.M.) & Co ..........................         950
         300          Commercial Metals Co ........................       4,185
       2,600        * Compucom Systems, Inc .......................       9,100
         100          Compx International, Inc ....................         598
       2,600        * Department 56, Inc ..........................      25,532
         300        * Global Imaging Systems, Inc .................       5,550
       2,400        * Handleman Co ................................      35,280
         800          Hughes Supply, Inc ..........................      18,632
         800        * Imagistics International, Inc ...............      14,896
         400        * Insight Enterprises, Inc ....................       2,820
         100        * Insurance Auto Auctions, Inc ................       1,100
         400        * Keystone Automotive Industries, Inc .........       7,088
       1,200        * Knight Transportation, Inc ..................      23,628
         300          Lawson Products, Inc ........................       7,821
       1,100        * MCSi, Inc ...................................         374
       1,300        * Nu Horizons Electronics Corp ................       6,383
       1,800          Owens & Minor, Inc ..........................      31,590
       3,600        * PSS World Medical, Inc ......................      23,472
       1,400          Pep Boys-Manny Moe & Jack ...................      10,640
       1,900          Pioneer-Standard Electronics, Inc ...........      16,036
         300        * Pomeroy Computer Resources, Inc .............       2,091
       1,400          Reliance Steel & Aluminum Co ................      21,140
         900        * SCP Pool Corp ...............................      26,739
       7,000        * Safeguard Scientifics, Inc ..................       9,870
         100        * Scansource, Inc .............................       1,875
       1,900        * Somera Communications, Inc ..................       1,767
         800        * TBC Corp ....................................      11,200
         600        * WESCO International, Inc ....................       2,100
       2,600          Watsco, Inc .................................      35,568
       1,300        * Zoran Corp ..................................      16,783
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               556,881
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.65%
       2,100          Acuity Brands, Inc ..........................      28,245
         600          Advanced Marketing Services, Inc ............       6,714
       2,800        * Airgas, Inc .................................      51,828
         500        * Allscripts Healthcare Solutions, Inc ........       1,375
         100          Bridgford Foods Corp ........................         873
       1,700        * Chiquita Brands International, Inc ..........      18,649
         200          D&K Healthcare Resources, Inc ...............       2,060
         400          DIMON, Inc ..................................       2,292
         400        * Daisytek International Corp .................         748
         960        * Endo Pharmaceuticals Holdings, Inc ..........      12,950
       2,000          Fleming Cos, Inc ............................       1,000
         700          Getty Realty Corp ...........................      13,146
         100        * Green Mountain Coffee, Inc ..................       1,838
       1,000        * Hain Celestial Group, Inc ...................      15,110
         300        * Kenneth Cole Productions, Inc (Class A) .....       6,570
         100        * Maui Land & Pineapple Co ....................       1,965
       4,100        * Men's Wearhouse, Inc ........................      61,336
         300          Nash Finch Co ...............................       2,529
       1,200          Nu Skin Enterprises, Inc (Class A) ..........      12,084
       3,100          Perrigo Co ..................................      36,828
       1,200        * Plains Resources, Inc .......................      12,804
       1,200        * Priority Healthcare Corp (Class B) ..........      31,980
       2,100          Russell Corp ................................      36,750
         400        * School Specialty, Inc .......................       7,108
         400        * Smart & Final, Inc ..........................       1,320
         100          Standard Commercial Corp ....................       1,569
       2,500          Stride Rite Corp ............................      21,250
         600        * Tractor Supply Co ...........................      19,812
         700        * United Natural Foods, Inc ...................      17,850
       1,100        * United Stationers, Inc ......................      23,485
         540          Valhi, Inc ..................................       5,940
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            458,008
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $27,255,526)                            27,534,409
                                                                    -----------
                      TOTAL PORTFOLIO--99.48%
                       (COST $27,255,526)                            27,534,409
                      OTHER ASSETS & LIABILITIES, NET--0.52%            144,293
                                                                    -----------
                      NET ASSETS--100.00%                           $27,678,702
                                                                    ===========

----------
*  Non-income producing
b  In bankruptcy


                        SEE NOTES TO FINANCIAL STATEMENTS

52  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL S&P 500 INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

                              SUMMARY BY INDUSTRY


                                                             VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................    $    32,130       0.05%
Apparel and Accessory Stores ........................        239,821       0.39
Apparel and Other Textile Products ..................         82,270       0.13
Auto Repair, Services and Parking ...................         12,306       0.02
Automotive Dealers and Service Stations .............         84,293       0.14
Building Materials and Garden Supplies ..............        692,180       1.14
Business Services ...................................      4,467,960       7.33
Chemicals and Allied Products .......................      8,352,852      13.70
Communications ......................................      3,484,607       5.72
Depository Institutions .............................      6,026,776       9.88
Eating and Drinking Places ..........................        245,631       0.40
Educational Services ................................         64,870       0.11
Electric, Gas, and Sanitary Services ................      1,858,738       3.05
Electronic and Other Electric Equipment .............      4,400,796       7.22
Engineering and Management Services .................        319,199       0.52
Fabricated Metal Products ...........................        398,359       0.65
Food and Kindred Products ...........................      2,565,255       4.21
Food Stores .........................................        288,434       0.47
Forestry ............................................         81,311       0.13
Furniture and Fixtures ..............................        134,828       0.22
Furniture and Homefurnishings Stores ................        184,164       0.30
General Building Contractors ........................         65,420       0.11
General Merchandise Stores ..........................      2,519,973       4.13
Health Services .....................................        276,561       0.45
Holding and Other Investment Offices ................        501,574       0.82
Hotels and Other Lodging Places .....................        126,612       0.21
Industrial Machinery and Equipment ..................      4,444,143       7.29
Instruments and Related Products ....................      1,549,122       2.54
Insurance Agents, Brokers and Service ...............        228,678       0.38
Insurance Carriers ..................................      3,127,427       5.13
Lumber and Wood Products ............................         26,410       0.04
Metal Mining ........................................        122,556       0.20
Miscellaneous Manufacturing Industries ..............         92,307       0.15
Miscellaneous Retail ................................        651,315       1.07
Motion Pictures .....................................        268,916       0.44
Nondepository Institutions ..........................      1,534,585       2.52
Nonmetallic Minerals, Except Fuels ..................         24,184       0.04
Oil and Gas Extraction ..............................        912,703       1.50
Paper and Allied Products ...........................        411,724       0.68
Personal Services ...................................        102,536       0.17
Petroleum and Coal Products .........................      2,719,286       4.46
Primary Metal Industries ............................        194,615       0.32
Printing and Publishing .............................        481,265       0.79
Railroad Transportation .............................        278,022       0.46
Rubber and Miscellaneous Plastics Products ..........        159,627       0.26
Security and Commodity Brokers ......................      1,147,337       1.88
Stone, Clay, and Glass Products .....................         54,312       0.09
Tobacco Products ....................................        537,822       0.88
Transportation By Air ...............................        223,157       0.37
Transportation Equipment ............................      1,428,748       2.34
Transportation Services .............................         17,501       0.03
Trucking and Warehousing ............................        495,900       0.81
Water Transportation ................................        108,495       0.18
Wholesale Trade-Durable Goods .......................      1,371,117       2.25
Wholesale Trade-Nondurable Goods ....................        482,428       0.79
                                                         -----------  ---------
TOTAL COMMON STOCK (COST $62,762,925) ...............     60,703,158      99.56
                                                         -----------  ---------
TOTAL PORTFOLIO (COST $62,762,925) ..................     60,703,158      99.56
OTHER ASSETS & LIABILITIES, NET .....................        269,661       0.44
                                                         -----------  ---------
NET ASSETS ..........................................    $60,972,819     100.00%
                                                         ===========  =========

    SHARES                                                               VALUE
    ------                                                               -----
COMMON STOCK--99.56%
 AMUSEMENT AND RECREATION SERVICES--0.05%
         900        * Harrah's Entertainment, Inc .................     $32,130
                                                                      ---------
                      TOTAL AMUSEMENT AND RECREATION SERVICES .....      32,130
                                                                      ---------
 APPAREL AND ACCESSORY STORES--0.39%
       6,900          Gap, Inc ....................................      99,981
       4,000          Limited Brands, Inc .........................      51,480
       1,000          Nordstrom, Inc ..............................      16,200
       4,100          TJX Cos, Inc ................................      72,160
                                                                      ---------
                      TOTAL APPAREL AND ACCESSORY STORES ..........     239,821
                                                                      ---------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.13%
       1,000        * Jones Apparel Group, Inc ....................      27,430
         800          Liz Claiborne, Inc ..........................      24,736
         800          VF Corp .....................................      30,104
                                                                      ---------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS ....      82,270
                                                                      ---------
 AUTO REPAIR, SERVICES AND PARKING--0.02%
         600          Ryder System, Inc ...........................      12,306
                                                                      ---------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING .....      12,306
                                                                      ---------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.14%
       2,300        * Autonation, Inc .............................      29,325
         800        * Autozone, Inc ...............................      54,968
                                                                      ---------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      84,293
                                                                      ---------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.14%
      18,100          Home Depot, Inc .............................     440,916
         800        * Louisiana-Pacific Corp ......................       6,344
       6,000          Lowe's Cos ..................................     244,920
                                                                      ---------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      692,180
                                                                      ---------
 BUSINESS SERVICES--7.33%
      34,800        * AOL Time Warner, Inc ........................     377,928
       1,800          Adobe Systems, Inc ..........................      55,494
         900          Autodesk, Inc ...............................      13,734
       4,700          Automatic Data Processing, Inc ..............     144,713
       1,800        * BMC Software, Inc ...........................      27,162
       8,000        * Cendant Corp ................................     101,600
       1,300        * Citrix Systems, Inc .........................      17,108
       4,400          Computer Associates International, Inc ......      60,104
       1,500        * Computer Sciences Corp ......................      48,825
       2,900        * Compuware Corp ..............................       9,831
       1,300        * Convergys Corp ..............................      17,160
         500          Deluxe Corp .................................      20,065
       1,100        * Electronic Arts, Inc ........................      64,504
       3,700          Electronic Data Systems Corp ................      65,120
       1,100          Equifax, Inc ................................      21,989
       5,900          First Data Corp .............................     218,359
       1,500        * Fiserv, Inc .................................      47,220
       1,957          IMS Health, Inc .............................      30,549
       3,100        * Interpublic Group Of Cos, Inc ...............      28,830
       1,600        * Intuit, Inc .................................      59,520
         600        * Mercury Interactive Corp ....................      17,808
      83,200          Microsoft Corp ..............................   2,014,272
         700        * NCR Corp ....................................      12,838
       2,800        * Novell, Inc .................................       6,020
       1,500          Omnicom Group, Inc ..........................      81,255
      41,300        * Oracle Corp .................................     448,064
       2,000        * Parametric Technology Corp ..................       4,340
       2,400        * Peoplesoft, Inc .............................      36,720
       1,300        * Robert Half International, Inc ..............      17,303
       3,700        * Siebel Systems, Inc .........................      29,637
      24,700        * Sun Microsystems, Inc .......................      80,522
       2,200        * Sungard Data Systems, Inc ...................      46,860
       1,100        * Symantec Corp ...............................      43,098
         800        * TMP Worldwide, Inc ..........................       8,584
       2,600        * Unisys Corp .................................      24,076




                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  53

Statement of Investments
         (Unaudited) - INSTITUTIONAL S&P 500 INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 BUSINESS SERVICES--(CONTINUED)
       3,200        * Veritas Software Corp .......................  $   56,256
       4,600        * Yahoo!, Inc .................................     110,492
                                                                     ----------
                      TOTAL BUSINESS SERVICES .....................   4,467,960
                                                                     ----------
 CHEMICALS AND ALLIED PRODUCTS--13.70%
      12,200          Abbott Laboratories .........................     458,842
       1,800          Air Products & Chemicals, Inc ...............      74,574
         500          Alberto-Culver Co (Class B) .................      24,640
       1,000          Allergan, Inc ...............................      68,210
      10,000        * Amgen, Inc ..................................     575,500
         900          Avery Dennison Corp .........................      52,803
       1,800          Avon Products, Inc ..........................     102,690
       1,200        * Biogen, Inc .................................      35,952
      15,100          Bristol-Myers Squibb Co .....................     319,063
       1,500        * Chiron Corp .................................      56,250
       1,700          Clorox Co ...................................      78,489
       4,200          Colgate-Palmolive Co ........................     228,648
       7,100          Dow Chemical Co .............................     196,031
       7,800          Du Pont (E.I.) de Nemours & Co ..............     303,108
         600          Eastman Chemical Co .........................      17,394
       1,000          Ecolab, Inc .................................      49,330
       2,800        * Forest Laboratories, Inc ....................     151,116
       1,600        * Genzyme Corp (General Division) .............      58,320
       8,100          Gillette Co .................................     250,614
         300          Great Lakes Chemical Corp ...................       6,660
         700          International Flavors & Fragrances, Inc .....      21,763
       1,900        * King Pharmaceuticals, Inc ...................      22,667
       8,700          Lilly (Eli) & Co ............................     497,205
       1,900        * Medimmune, Inc ..............................      62,377
      17,500          Merck & Co, Inc .............................     958,650
       1,400          PPG Industries, Inc .........................      63,112
      47,900          Pfizer, Inc .................................   1,492,564
      10,100          Pharmacia Corp ..............................     437,330
       1,300          Praxair, Inc ................................      73,255
      10,000          Procter & Gamble Co .........................     890,500
       1,800          Rohm & Haas Co ..............................      53,604
      11,400          Schering-Plough Corp ........................     203,262
       1,100          Sherwin-Williams Co .........................      29,073
         600          Sigma-Aldrich Corp ..........................      26,694
         800        * Watson Pharmaceuticals, Inc .................      23,016
      10,300          Wyeth .......................................     389,546
                                                                     ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS .........   8,352,852
                                                                     ----------
 COMMUNICATIONS--5.72%
      21,000        * AT&T Wireless Services, Inc .................     138,600
       6,000          AT&T Corp ...................................      97,200
       2,400          Alltel Corp .................................     107,424
       3,000        * Avaya, Inc ..................................       6,120
      14,500          BellSouth Corp ..............................     314,215
       4,700        * Clear Channel Communications, Inc ...........     159,424
      11,716        * Comcast Corp ................................     334,960
       1,100          CenturyTel, Inc .............................      30,360
       6,450        * Comcast Corp Special ........................     177,311
      30,100        * Lucent Technologies, Inc ....................      44,247
       7,400        * Nextel Communications, Inc (Class A) ........      99,086
      13,200        * Qwest Communications International, Inc .....      46,068
      25,800          SBC Communications, Inc .....................     517,548
       6,900          Sprint Corp (FON Group) .....................      81,075
       7,700        * Sprint Corp (PCS Group) .....................      33,572
       1,800        * Univision Communications, Inc (Class A) .....      44,118
      21,300          Verizon Communications, Inc .................     752,955
      13,700        * Viacom, Inc (Class B) .......................     500,324
                                                                     ----------
                      TOTAL COMMUNICATIONS ........................   3,484,607
                                                                     ----------
 DEPOSITORY INSTITUTIONS--9.88%
       2,800          AmSouth Bancorp .............................      55,664
       3,700          BB&T Corp ...................................     116,291
      11,700          Bank Of America Corp ........................     782,028
       6,000          Bank Of New York Co, Inc ....................     123,000
       9,000          Bank One Corp ...............................     311,580
       1,800          Charter One Financial, Inc ..................      49,788
      40,000          Citigroup, Inc ..............................   1,378,000
       1,400          Comerica, Inc ...............................      53,032
       3,900        * Concord EFS, Inc ............................      36,660
       4,500          Fifth Third Bancorp .........................     225,630
       1,000          First Tennessee National Corp ...............      39,710
       8,200          FleetBoston Financial Corp ..................     195,816
       1,200          Golden West Financial Corp ..................      86,316
       1,700          Huntington Bancshares, Inc ..................      31,603
      15,500          J.P. Morgan Chase & Co ......................     367,505
       3,400          KeyCorp .....................................      76,704
       1,500          Marshall & Ilsley Corp ......................      38,340
       3,400          Mellon Financial Corp .......................      72,284
       4,800          National City Corp ..........................     133,680
       1,300          North Fork Bancorp, Inc .....................      38,285
       1,800          Northern Trust Corp .........................      54,810
       2,200          PNC Financial Services Group, Inc ...........      93,236
       1,800          Regions Financial Corp ......................      58,320
       2,700          SouthTrust Corp .............................      68,931
       2,600          State Street Corp ...........................      82,238
       2,200          SunTrust Banks, Inc .........................     115,830
       2,200          Synovus Financial Corp ......................      39,358
      14,900          U.S. Bancorp ................................     282,802
       1,600          Union Planters Corp .........................      42,064
      10,500          Wachovia Corp ...............................     357,735
      13,200          Wells Fargo & Co ............................     593,868
         600          Zions Bancorp ...............................      25,668
                                                                     ----------
                      TOTAL DEPOSITORY INSTITUTIONS ...............   6,026,776
                                                                     ----------
 EATING AND DRINKING PLACES--0.40%
       1,300          Darden Restaurants, Inc .....................      23,205
       9,800          McDonald's Corp .............................     141,708
         900          Wendy's International, Inc ..................      24,759
       2,300        * Yum! Brands, Inc ............................      55,959
                                                                     ----------
                      TOTAL EATING AND DRINKING PLACES ............     245,631
                                                                     ----------
 EDUCATIONAL SERVICES--0.11%
       1,300        * Apollo Group, Inc (Class A) .................      64,870
                                                                     ----------
                      TOTAL EDUCATIONAL SERVICES ..................      64,870
                                                                     ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.05%
       4,300        * AES Corp ....................................      15,566
       1,000        * Allegheny Energy, Inc .......................       6,210
       1,500        * Allied Waste Industries, Inc ................      11,985
       1,200          Ameren Corp .................................      46,860
       2,900          American Electric Power Co, Inc .............      66,265
       1,100        * CMS Energy Corp .............................       4,851
       2,900        * Calpine Corp ................................       9,570
       2,300          Centerpoint Energy, Inc .....................      16,215
       1,300          Cinergy Corp ................................      43,745
       2,200        * Citizens Communications Co ..................      21,956
       1,700          Consolidated Edison, Inc ....................      65,399
       1,300          Constellation Energy Group, Inc .............      36,049
       1,400          DTE Energy Co ...............................      54,110
       2,300          Dominion Resources, Inc .....................     127,351
       6,900          Duke Energy Corp ............................     100,326
       2,900        * Dynegy, Inc (Class A) .......................       7,569
       2,500        * Edison International ........................      34,225
       4,700          El Paso Corp ................................      28,435
       1,700          Entergy Corp ................................      81,855
       2,500          Exelon Corp .................................     126,025
       1,400          FPL Group, Inc ..............................      82,502
       2,400          FirstEnergy Corp ............................      75,600
       1,100          KeySpan Corp ................................      35,475





                        SEE NOTES TO FINANCIAL STATEMENTS

54  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL S&P 500 INDEX FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
         900          Kinder Morgan, Inc .......................... $    40,500
       3,200        * Mirant Corp .................................       5,120
       1,900          NiSource, Inc ...............................      34,580
         300          Nicor, Inc ..................................       8,196
       3,100        * PG&E Corp ...................................      41,695
       1,300          PPL Corp ....................................      46,293
         300          Peoples Energy Corp .........................      10,731
         700          Pinnacle West Capital Corp ..................      23,268
       1,900          Progress Energy, Inc ........................      74,385
       1,800          Public Service Enterprise Group, Inc ........      66,042
       1,500          Sempra Energy ...............................      37,440
       5,600          Southern Co .................................     159,264
       1,300          TECO Energy, Inc ............................      13,819
       2,500          TXU Corp ....................................      44,625
       4,600          Waste Management, Inc .......................      97,428
       4,100          Williams Cos, Inc ...........................      18,778
       3,000          Xcel Energy, Inc ............................      38,430
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES ..   1,858,738
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.22%
       6,300        * ADC Telecommunications, Inc .................      12,978
       2,700        * Advanced Micro Devices, Inc .................      16,686
       3,000        * Altera Corp .................................      40,620
       1,500        * American Power Conversion Corp ..............      21,360
       2,800        * Analog Devices, Inc .........................      77,000
       2,300        * Applied Micro Circuits Corp .................       7,498
       2,200        * Broadcom Corp (Class A) .....................      27,170
       3,300        * CIENA Corp ..................................      14,421
       1,400        * Comverse Technology, Inc ....................      15,834
         700          Cooper Industries Ltd (Class A) .............      24,997
       3,200          Emerson Electric Co .........................     145,120
      77,400          General Electric Co .........................   1,973,700
      51,600          Intel Corp ..................................     840,048
      11,000        * JDS Uniphase Corp ...........................      31,350
       1,600        * Jabil Circuit, Inc ..........................      28,000
       2,900        * LSI Logic Corp ..............................      13,108
       2,400          Linear Technology Corp ......................      74,088
       2,500          Maxim Integrated Products, Inc ..............      90,300
         600          Maytag Corp .................................      11,418
       4,800        * Micron Technology, Inc ......................      39,072
       1,500          Molex, Inc ..................................      32,220
      17,800          Motorola, Inc ...............................     147,028
       1,400        * National Semiconductor Corp .................      23,856
       1,100        * Novellus Systems, Inc .......................      29,997
       1,200        * Nvidia Corp .................................      15,420
       1,300        * PMC-Sierra, Inc .............................       7,735
         600        * Power-One, Inc ..............................       2,640
         700        * QLogic Corp .................................      25,998
       6,100          Qualcomm, Inc ...............................     219,966
       1,400          Rockwell Collins, Inc .......................      25,718
       4,200        * Sanmina-SCI Corp ............................      16,968
       1,200          Scientific-Atlanta, Inc .....................      16,488
       3,200        * Tellabs, Inc ................................      18,528
      13,500          Texas Instruments, Inc ......................     220,995
         500        * Thomas & Betts Corp .........................       7,090
         500          Whirlpool Corp ..............................      24,515
       2,600        * Xilinx, Inc .................................      60,866
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   4,400,796
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.52%
         600          Fluor Corp ..................................      20,208
       3,400          Halliburton Co ..............................      70,482
         500        * McDermott International, Inc ................       1,450
       2,100          Monsanto Co .................................      34,440
       1,200          Moody's Corp ................................      55,476
       2,900          Paychex, Inc ................................      79,663
         800        * Quest Diagnostics, Inc ......................      47,752
         800        * Quintiles Transnational Corp ................       9,728
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES ...     319,199
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.65%
         400          Ball Corp ...................................      22,280
         500          Crane Co ....................................       8,710
       1,200          Danaher Corp ................................      78,912
       1,200          Fortune Brands, Inc .........................      51,444
       2,400          Illinois Tool Works, Inc ....................     139,560
       3,800          Masco Corp ..................................      70,756
         400          Snap-On, Inc ................................       9,904
         700          Stanley Works ...............................      16,793
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS .............     398,359
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--4.21%
       6,600          Anheuser-Busch Cos, Inc .....................     307,626
       5,100          Archer Daniels Midland Co ...................      55,080
       3,200          Campbell Soup Co ............................      67,200
      19,200          Coca-Cola Co ................................     777,216
       3,500          Coca-Cola Enterprises, Inc ..................      65,415
       4,200          Conagra Foods, Inc ..........................      84,336
         300          Coors (Adolph) Co (Class B) .................      14,550
       2,800          General Mills, Inc ..........................     127,540
       2,700          H.J. Heinz Co ...............................      78,840
         800        * Hercules, Inc ...............................       6,960
       1,100          Hershey Foods Corp ..........................      68,926
       3,200          Kellogg Co ..................................      98,080
       1,000          McCormick & Co, Inc (Non-Vote) ..............      24,140
       2,200          Pepsi Bottling Group, Inc ...................      39,446
      13,400          PepsiCo, Inc ................................     536,000
       6,000          Sara Lee Corp ...............................     112,200
       1,800          Wrigley (Wm.) Jr Co .........................     101,700
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS .............   2,565,255
                                                                    -----------
 FOOD STORES--0.47%
       2,900          Albertson's, Inc ............................      54,665
       5,900        * Kroger Co ...................................      77,585
       3,400        * Safeway, Inc ................................      64,362
       3,000        * Starbucks Corp ..............................      77,280
       1,100          Winn-Dixie Stores, Inc ......................      14,542
                                                                    -----------
                      TOTAL FOOD STORES ...........................     288,434
                                                                    -----------
 FORESTRY--0.13%
       1,700          Weyerhaeuser Co .............................      81,311
                                                                    -----------
                      TOTAL FORESTRY ..............................      81,311
                                                                    -----------
 FURNITURE AND FIXTURES--0.22%
         700          Johnson Controls, Inc .......................      50,708
       1,500          Leggett & Platt, Inc ........................      27,420
       2,000          Newell Rubbermaid, Inc ......................      56,700
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES ................     134,828
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.30%
       2,300        * Bed Bath & Beyond, Inc ......................      79,442
       2,500        * Best Buy Co, Inc ............................      67,425
       1,600          Circuit City Stores, Inc (Circuit City Group)       8,320
       1,300          RadioShack Corp .............................      28,977
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES ..     184,164
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.11%
         500          Centex Corp .................................      27,180
         400          KB Home .....................................      18,180
         400          Pulte Homes, Inc ............................      20,060
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS ..........      65,420
                                                                    -----------
 GENERAL MERCHANDISE STORES--4.13%
         900        * Big Lots, Inc ...............................      10,125
       3,600        * Costco Wholesale Corp .......................     108,108
         700          Dillard's, Inc (Class A) ....................       9,044





                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  55

Statement of Investments
         (Unaudited) - INSTITUTIONAL S&P 500 - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 GENERAL MERCHANDISE STORES--(CONTINUED)
       2,700          Dollar General Corp ......................... $    32,967
       1,300          Family Dollar Stores, Inc ...................      40,144
       1,500        * Federated Department Stores, Inc ............      42,030
       2,000          J.C. Penney Co, Inc .........................      39,280
       2,600        * Kohl's Corp .................................     147,108
       2,200          May Department Stores Co ....................      43,758
       2,400          Sears Roebuck & Co ..........................      57,960
       7,000          Target Corp .................................     204,820
      34,300          Wal-Mart Stores, Inc ........................   1,784,629
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES ............   2,519,973
                                                                    -----------
 HEALTH SERVICES--0.45%
       4,000          HCA, Inc ....................................     165,440
       1,800          Health Management Associates, Inc (Class A) .      34,200
         700        * Manor Care, Inc .............................      13,461
       3,800        * Tenet Healthcare Corp .......................      63,460
                                                                    -----------
                      TOTAL HEALTH SERVICES .......................     276,561
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.82%
         800          Apartment Investment & Management Co (Class A)     29,184
       3,200          Equity Office Properties Trust ..............      81,440
       2,000          Equity Residential ..........................      48,140
       1,300          Plum Creek Timber Co, Inc ...................      28,067
       1,500          Simon Property Group, Inc ...................      53,745
       7,400          Washington Mutual, Inc ......................     260,998
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES ..     501,574
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.21%
       2,900          Hilton Hotels Corp ..........................      33,669
       1,800          Marriott International, Inc (Class A) .......      57,258
       1,500          Starwood Hotels & Resorts Worldwide, Inc ....      35,685
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES .......     126,612
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.29%
       3,000          3M Co .......................................     390,090
         600        * American Standard Cos, Inc ..................      41,262
       2,800        * Apple Computer, Inc .........................      39,592
      12,900        * Applied Materials, Inc ......................     162,282
       2,600          Baker Hughes, Inc ...........................      77,818
         600          Black & Decker Corp .........................      20,916
       2,600          Caterpillar, Inc ............................     127,920
      55,600        * Cisco Systems, Inc ..........................     721,688
         300          Cummins, Inc ................................       7,380
       1,800          Deere & Co ..................................      70,668
      20,100        * Dell Computer Corp ..........................     548,931
       1,600          Dover Corp ..................................      38,752
      17,000        * EMC Corp ....................................     122,910
         500          Eaton Corp ..................................      34,975
       2,400        * Gateway, Inc ................................       5,664
      23,700          Hewlett-Packard Co ..........................     368,535
         700          ITT Industries, Inc .........................      37,387
       1,300          Ingersoll-Rand Co (Class A) .................      50,167
      13,100          International Business Machines Corp ........   1,027,433
         700        * International Game Technology ...............      57,330
       1,000        * Lexmark International, Inc ..................      66,950
       2,600        * Network Appliance, Inc ......................      29,094
         900          Pall Corp ...................................      18,000
         900          Parker Hannifin Corp ........................      34,866
       1,900          Pitney Bowes, Inc ...........................      60,648
       6,400        * Solectron Corp ..............................      19,328
       1,700          Symbol Technologies, Inc ....................      14,637
      15,500          Tyco International Ltd ......................     199,330
       5,700        * Xerox Corp ..................................      49,590
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT ....   4,444,143
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--2.54%
       3,600        * Agilent Technologies, Inc ...................      47,340
       1,600          Applera Corp (Applied Biosystems Group) .....      25,328
         400          Bard (C.R.), Inc ............................      25,224
         400          Bausch & Lomb, Inc ..........................      13,156
       4,600          Baxter International, Inc ...................      85,744
       2,000          Becton Dickinson & Co .......................      68,880
       2,000          Biomet, Inc .................................      61,300
       3,100        * Boston Scientific Corp ......................     126,356
       2,300          Eastman Kodak Co ............................      68,080
       2,400          Guidant Corp ................................      86,880
       1,500        * KLA-Tencor Corp .............................      53,913
       9,500          Medtronic, Inc ..............................     428,640
         400        * Millipore Corp ..............................      13,080
         900          PerkinElmer, Inc ............................       8,001
       3,200          Raytheon Co .................................      90,784
       1,400          Rockwell Automation, Inc ....................      28,980
       1,300        * St. Jude Medical, Inc .......................      63,375
       1,600          Stryker Corp ................................     109,840
         600        * Tektronix, Inc ..............................      10,290
       1,400        * Teradyne, Inc ...............................      16,296
       1,300        * Thermo Electron Corp ........................      23,530
       1,000        * Waters Corp .................................      21,160
       1,500        * Zimmer Holdings, Inc ........................      72,945
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS ......   1,549,122
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.38%
       2,400          AON Corp ....................................      49,632
       4,200          Marsh & McLennan Cos, Inc ...................     179,046
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE .     228,678
                                                                    -----------
 INSURANCE CARRIERS--5.13%
       2,100          ACE Ltd .....................................      60,795
       1,100          Aetna, Inc ..................................      54,230
       4,000          Aflac, Inc ..................................     128,200
       5,500          Allstate Corp ...............................     182,435
         800          Ambac Financial Group, Inc ..................      40,416
      20,300          American International Group, Inc ...........   1,003,835
       1,100        * Anthem, Inc .................................      72,875
       1,300          Chubb Corp ..................................      57,616
       1,100          Cigna Corp ..................................      50,292
       1,200          Cincinnati Financial Corp ...................      42,084
       2,000          Hartford Financial Services Group, Inc ......      70,580
       1,200        * Humana, Inc .................................      11,520
       1,100          Jefferson-Pilot Corp ........................      42,328
       2,300          John Hancock Financial Services, Inc ........      63,894
       1,400          Lincoln National Corp .......................      39,200
       1,400          Loews Corp ..................................      55,776
       1,100          MBIA, Inc ...................................      42,504
         800          MGIC Investment Corp ........................      31,416
       5,500          MetLife, Inc ................................     145,090
       2,600          Principal Financial Group ...................      70,564
       1,700          Progressive Corp ............................     100,827
       4,400          Prudential Financial, Inc ...................     128,700
       1,000          Safeco Corp .................................      34,970
       1,800          St. Paul Cos, Inc ...........................      57,240
         800          Torchmark Corp ..............................      28,640
       7,900          Travelers Property Casualty Corp (Class B) ..     111,469
       2,400          UnitedHealth Group, Inc .....................     220,008
       1,800          UnumProvident Corp ..........................      17,640
       1,100        * Wellpoint Health Networks, Inc ..............      84,425
       1,100          XL Capital Ltd (Class A) ....................      77,858
                                                                    -----------
                      TOTAL INSURANCE CARRIERS ....................   3,127,427
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.04%
       1,900          Georgia-Pacific Corp ........................      26,410
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS ..............      26,410
                                                                    -----------




                        SEE NOTES TO FINANCIAL STATEMENTS

56  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL S&P 500 - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 METAL MINING--0.20%
       1,100          Freeport-McMoRan Copper & Gold, Inc (Class A) $    18,755
       3,100          Newmont Mining Corp .........................      81,065
         700        * Phelps Dodge Corp ...........................      22,736
                                                                    -----------
                      TOTAL METAL MINING ..........................     122,556
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.15%
       1,300          Hasbro, Inc .................................      18,057
       3,300          Mattel, Inc .................................      74,250
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES       92,307
                                                                    -----------
 MISCELLANEOUS RETAIL--1.07%
       3,100          CVS Corp ....................................      73,935
       2,400        * eBay, Inc ...................................     204,696
       2,500        * Office Depot, Inc ...........................      29,575
       3,600        * Staples, Inc ................................      65,988
       1,200          Tiffany & Co ................................      30,000
       1,700        * Toys ORO Us, Inc ............................      14,229
       7,900          Walgreen Co .................................     232,892
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL ..................     651,315
                                                                    -----------
 MOTION PICTURES--0.44%
      15,800          Walt Disney Co ..............................     268,916
                                                                    -----------
                      TOTAL MOTION PICTURES .......................     268,916
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--2.52%
      10,200          American Express Co .........................     338,946
       1,700          Capital One Financial Corp ..................      51,017
       1,000          Countrywide Financial Corp ..................      57,500
       7,700          Fannie Mae ..................................     503,195
       5,400          Freddie Mac .................................     286,740
       9,900          MBNA Corp ...................................     148,995
       2,300        * Providian Financial Corp ....................      15,088
       1,200          SLM Corp ....................................     133,104
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS ............   1,534,585
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
         800          Vulcan Materials Co .........................      24,184
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS ....      24,184
                                                                    -----------
 OIL AND GAS EXTRACTION--1.50%
       1,900          Anadarko Petroleum Corp .....................      86,450
       1,155          Apache Corp .................................      71,310
       1,200        * BJ Services Co ..............................      41,268
       1,600          Burlington Resources, Inc ...................      76,336
       1,200          Devon Energy Corp ...........................      57,864
         900          EOG Resources, Inc ..........................      35,604
         800          Kerr-McGee Corp .............................      32,488
       2,400          Marathon Oil Corp ...........................      57,528
       1,100        * Nabors Industries Ltd .......................      43,857
       1,100        * Noble Corp ..................................      34,562
       2,900          Occidental Petroleum Corp ...................      86,884
         700          Rowan Cos, Inc ..............................      13,762
       4,500          Schlumberger Ltd ............................     171,045
       2,500        * Transocean, Inc .............................      51,125
       2,000          Unocal Corp .................................      52,620
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION ................     912,703
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.68%
         400          Bemis Co ....................................      16,824
         400          Boise Cascade Corp ..........................       8,740
       3,700          International Paper Co ......................     125,060
       4,000          Kimberly-Clark Corp .........................     181,840
       1,500          MeadWestvaco Corp ...........................      34,170
       1,300        * Pactiv Corp .................................      26,390
         500          Temple-Inland, Inc ..........................      18,700
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS .............     411,724
                                                                    -----------
 PERSONAL SERVICES--0.17%
       1,300          Cintas Corp .................................      42,770
       1,400          H & R Block, Inc ............................      59,766
                                                                    -----------
                      TOTAL PERSONAL SERVICES .....................     102,536
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--4.46%
         700          Amerada Hess Corp ...........................      30,982
         600          Ashland, Inc ................................      17,802
       8,300          ChevronTexaco Corp ..........................     536,595
       5,300          ConocoPhillips ..............................     284,080
      52,300          Exxon Mobil Corp ............................   1,827,885
         600          Sunoco, Inc .................................      21,942
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS ...........   2,719,286
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.32%
       6,600          Alcoa, Inc ..................................     127,908
         800          Allegheny Technologies, Inc .................       2,320
         700        * Andrew Corp .................................       3,850
       1,000          Engelhard Corp ..............................      21,420
         600          Nucor Corp ..................................      22,902
         800          United States Steel Corp ....................       7,864
         700          Worthington Industries, Inc .................       8,351
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES ..............     194,615
                                                                    -----------
 PRINTING AND PUBLISHING--0.79%
         500        * American Greetings Corp (Class A) ...........       6,550
         600          Dow Jones & Co, Inc .........................      21,264
       2,100          Gannett Co, Inc .............................     147,903
         600          Knight Ridder, Inc ..........................      35,100
       1,500          McGraw-Hill Cos, Inc ........................      83,385
         400          Meredith Corp ...............................      15,272
       1,200          New York Times Co (Class A) .................      51,780
         900          R.R. Donnelley & Sons Co ....................      16,488
       2,300          Tribune Co ..................................     103,523
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING ...............     481,265
                                                                    -----------
 RAILROAD TRANSPORTATION--0.46%
       2,900          Burlington Northern Santa Fe Corp ...........      72,210
       1,600          CSX Corp ....................................      45,632
       3,000          Norfolk Southern Corp .......................      55,680
       1,900          Union Pacific Corp ..........................     104,500
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION ...............     278,022
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.26%
         600          Cooper Tire & Rubber Co .....................       7,320
       1,300        * Goodyear Tire & Rubber Co ...................       6,721
       2,000          Nike, Inc (Class B) .........................     102,840
         400        * Reebok International Ltd ....................      13,140
         600        * Sealed Air Corp .............................      24,078
         400          Tupperware Corp .............................       5,528
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS
                         PLASTICS PRODUCTS ........................   7,159,627
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.88%
         700          Bear Stearns Cos, Inc .......................      45,920
      10,400          Charles Schwab Corp .........................      75,088
       2,000          Franklin Resources, Inc .....................      65,820
       3,700          Goldman Sachs Group, Inc ....................     251,896
       1,600          Janus Capital Group, Inc ....................      18,224
       1,800          Lehman Brothers Holdings, Inc ...............     103,950
       6,700          Merrill Lynch & Co, Inc .....................     237,180
       8,400          Morgan Stanley ..............................     322,140
       1,000          T Rowe Price Group, Inc .....................      27,119
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS ........   1,147,337
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.09%
       9,300        * Corning, Inc ................................      54,312
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS .......      54,312
                                                                    -----------



                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  57

Statement of Investments
         (Unaudited) - INSTITUTIONAL S&P 500 - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 TOBACCO PRODUCTS--0.88%
      16,000          Altria Group, Inc ........................... $   479,360
         700          R.J. Reynolds Tobacco Holdings, Inc .........      22,582
       1,300          UST, Inc ....................................      35,880
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS ......................     537,822
                                                                    -----------
 TRANSPORTATION BY AIR--0.37%
       1,000          Delta Air Lines, Inc ........................       8,900
       2,300          FedEx Corp ..................................     126,661
       6,100          Southwest Airlines Co .......................      87,596
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR .................     223,157
                                                                    -----------
 TRANSPORTATION EQUIPMENT--2.34%
       6,600          Boeing Co ...................................     165,396
         700          Brunswick Corp ..............................      13,300
       1,200          Dana Corp ...................................       8,472
       4,400          Delphi Corp .................................      30,052
      14,200          Ford Motor Co ...............................     106,784
       1,600          General Dynamics Corp .......................      88,112
       4,400          General Motors Corp .........................     147,928
       1,300          Genuine Parts Co ............................      39,663
         900          Goodrich Corp ...............................      12,654
       2,300          Harley-Davidson, Inc ........................      91,333
       6,600          Honeywell International, Inc ................     140,976
       3,600          Lockheed Martin Corp ........................     171,180
         500        * Navistar International Corp .................      12,305
       1,328          Northrop Grumman Corp .......................     113,942
         900          Paccar, Inc .................................      45,243
       1,000          Textron, Inc ................................      27,460
       3,600          United Technologies Corp ....................     208,008
       1,000          Visteon Corp ................................       5,940
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT ..............   1,428,748
                                                                    -----------
 TRANSPORTATION SERVICES--0.03%
       1,100        * Sabre Holdings Corp .........................      17,501
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES ...............      17,501
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.81%
       8,700          United Parcel Service, Inc (Class B) ........     495,900
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING ..............     495,900
                                                                    -----------
 WATER TRANSPORTATION--0.18%
       4,500          Carnival Corp ...............................     108,495
                                                                    -----------
                      TOTAL WATER TRANSPORTATION ..................     108,495
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.25%
      23,100          Johnson & Johnson ...........................   1,336,797
         800          W.W. Grainger, Inc ..........................      34,320
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS .........   1,371,117
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.79%
         800          AmerisourceBergen Corp ......................      42,000
         500          Brown-Forman Corp (Class B) .................      38,450
       3,500          Cardinal Health, Inc ........................     199,395
       2,300          McKesson Corp ...............................      57,339
       1,000          Supervalu, Inc ..............................      15,500
       5,100          Sysco Corp ..................................     129,744
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS ......     482,428
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $62,762,925) .........................  60,703,158
                                                                    -----------
                      TOTAL PORTFOLIO--99.56%
                       (COST $62,762,925) .........................  60,703,158

                      OTHER ASSETS & LIABILITIES, NET--0.44% ......     269,661
                                                                    -----------
                      NET ASSETS--100.00% ......................... $60,972,819
                                                                    ===========




                        SEE NOTES TO FINANCIAL STATEMENTS

58  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL REAL ESTATE SECURITIES FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
PREFERRED STOCK--10.42%
HOLDING AND OTHER INVESTMENT OFFICES--10.42%
      60,000      * Developers Diversified Realty Corp ...........  $ 1,500,000
      45,000      * Boykin Lodging Co ............................    1,107,000
      60,000      * Newcastle Investment Corp ....................    1,503,000
      40,000      * Regency Centers Corp .........................    1,000,000
      45,000      * Hospitality Properties Trust .................    1,154,250
      15,000      * Mills Corp ...................................      387,750
      30,000      * Keystone Property Trust ......................      783,000
      15,000      * Ramco-Gershenson Properties Rts ..............      394,125
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES        7,829,125
                                                                    -----------
                    TOTAL PREFERRED STOCK
                      (COST $3,758,250)                               7,829,125
                                                                    -----------

COMMON STOCK--78.85%
 HOLDING AND OTHER INVESTMENT OFFICES--70.09%
      50,000        AMB Property Corp ............................    1,412,500
      20,000        Alexandria Real Estate Equities, Inc .........      841,000
      20,000        American Land Lease, Inc .....................      298,000
      24,000        Apartment Investment & Management Co (Class A)      875,520
      71,200        Archstone-Smith Trust ........................    1,563,552
      24,900        AvalonBay Communities, Inc ...................      918,810
      58,300        Boston Properties, Inc .......................    2,209,570
      10,000        CBL & Associates Properties, Inc .............      405,900
      10,000        Capital Automotive REIT ......................      249,400
      20,000        CarrAmerica Realty Corp ......................      507,000
      20,000        Centerpoint Properties Trust .................    1,156,000
      39,400        Chateau Communities, Inc .....................      742,690
      60,000        Corporate Office Properties Trust ............      894,000
      35,000        Cousins Properties, Inc ......................      904,750
     150,000        Crescent Real Estate Equities Co .............    2,157,000
      25,000        Developers Diversified Realty Corp ...........      603,750
      30,000        Duke Realty Corp .............................      809,400
      85,000        Equity Office Properties Trust ...............    2,163,250
      65,000        Equity Residential ...........................    1,564,550
      20,000        Federal Realty Investment Trust ..............      607,400
      30,000        General Growth Properties, Inc ...............    1,618,500
      31,000        Heritage Property Investment Trust ...........      776,550
      60,000        Home Properties Of New York, Inc .............    1,992,000
     118,300        * Host Marriott Corp .........................      818,636
      67,500        Keystone Property Trust ......................    1,161,000
      35,000        Kilroy Realty Corp ...........................      773,500
     105,000        Kramont Realty Trust .........................    1,575,000
      18,000        Lexington Corporate Properties Trust .........      306,900
      10,000        Macerich Co ..................................      316,800
      24,400        Manufactured Home Communities, Inc ...........      722,240
      30,300        Mills Corp ...................................      945,360
      31,000        Mission West Properties, Inc .................      291,400
      51,000        PS Business Parks, Inc .......................    1,517,250
      30,000        Parkway Properties, Inc ......................    1,130,400
      70,000        Post Properties, Inc .........................    1,690,500
      90,000        Prologis .....................................    2,278,800
     102,300        Public Storage, Inc ..........................    3,099,690
      12,000        Ramco-Gershenson Properties ..................      263,640
     113,400        Reckson Associates Realty Corp ...............    2,131,920
      30,000        Rouse Co .....................................    1,036,500
      50,000        SL Green Realty Corp .........................    1,528,000
      15,000        Simon Property Group, Inc ....................      537,450
      36,200        Sovran Self Storage, Inc .....................    1,030,976
      25,000        Sun Communities, Inc .........................      895,000
      11,100        Ventas, Inc ..................................      128,760
      90,000        Vornado Realty Trust .........................    3,222,000
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES       52,672,814
                                                                    -----------

 SHARES/PRINCIPAL                                                        VALUE
 ----------------                                                        -----
 HOTELS AND OTHER LODGING PLACES--3.58%
      56,900        Fairmont Hotels & Resorts, Inc ...............    1,280,250
      60,000        Hilton Hotels Corp ...........................      696,600
      30,000        Starwood Hotels & Resorts Worldwide, Inc .....      713,700
                                                                    -----------
                    TOTAL HOTELS AND OTHER LODGING PLACES             2,690,550
                                                                    -----------
 REAL ESTATE--5.17%
      20,200        Brookfield Properties Corp ...................      396,930
     101,400      * Catellus Development Corp ....................    2,129,400
      50,000        St. Joe Co ...................................    1,360,000
                                                                    -----------
                    TOTAL REAL ESTATE                                 3,886,330
                                                                    -----------
                    TOTAL COMMON STOCK
                    (COST $62,191,727)                               59,249,694
                                                                    -----------

SHORT TERM INVESTMENT--17.17%
 U.S. GOVERNMENT AND AGENCY--17.17%
                    Federal Home Loan Mortgage Corp (FHLMC)
 $12,900,000          1.080%,04/01/03 .............................  12,899,559
                                                                    -----------
                    TOTAL U.S. GOVERNMENT AND AGENCY                 12,899,559
                                                                    -----------
                    TOTAL SHORT TERM INVESTMENT
                      (COST $12,899,613)                             12,899,559
                                                                    -----------
                    TOTAL PORTFOLIO--106.44%
                      (COST $78,849,590)                             79,978,378
                    OTHER ASSETS & LIABILITIES, NET--(6.44%)         (4,841,558)
                                                                    -----------
                    NET ASSETS--100.00%                             $75,136,820
                                                                    ===========


----------
*  Non-income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  59

Statement of Investments
     (Unaudited) - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                               VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ........................  $     1,795    0.00%
Apparel and Accessory Stores .............................      210,846    0.43
Apparel and Other Textile Products .......................      103,235    0.21
Auto Repair, Services and Parking ........................        5,718    0.01
Automotive Dealers and Service Stations ..................       31,593    0.06
Building Materials and Garden Supplies ...................      681,730    1.40
Business Services ........................................    3,493,002    7.17
Chemicals and Allied Products ............................    5,543,055   11.38
Communications ...........................................    2,422,299    4.97
Depository Institutions ..................................    5,255,138   10.79
Eating and Drinking Places ...............................      386,452    0.79
Educational Services .....................................       34,930    0.07
Electric, Gas, and Sanitary Services .....................    2,456,472    5.04
Electronic and Other Electric Equipment ..................    2,441,428    5.01
Engineering and Management Services ......................      268,254    0.55
Fabricated Metal Products ................................      495,318    1.02
Food and Kindred Products ................................    2,054,187    4.22
Food Stores ..............................................      389,488    0.80
Furniture and Fixtures ...................................      197,465    0.41
Furniture and Homefurnishings Stores .....................      156,351    0.32
General Building Contractors .............................       90,943    0.19
General Merchandise Stores ...............................      817,335    1.68
Health Services ..........................................      238,713    0.49
Holding and Other Investment Offices .....................    1,414,606    2.91
Hotels and Other Lodging Places ..........................       31,011    0.06
Industrial Machinery and Equipment .......................    4,010,514    8.23
Instruments and Related Products .........................    1,668,134    3.43
Insurance Agents, Brokers and Service ....................      411,386    0.85
Insurance Carriers .......................................    2,506,460    5.15
Lumber and Wood Products .................................        1,288    0.00
Metal Mining .............................................       15,451    0.03
Miscellaneous Manufacturing Industries ...................      140,128    0.29
Miscellaneous Retail .....................................      622,560    1.28
Motion Pictures ..........................................      577,308    1.18
Nondepository Institutions ...............................    1,877,165    3.85
Nonmetallic Minerals, Except Fuels .......................       63,502    0.13
Oil and Gas Extraction ...................................    1,464,028    3.00
Paper and Allied Products ................................      343,780    0.71
Personal Services ........................................       48,686    0.10
Petroleum and Coal Products ..............................      239,736    0.49
Primary Metal Industries .................................      287,834    0.59
Printing and Publishing ..................................      449,766    0.92
Railroad Transportation ..................................      200,448    0.41
Rubber and Miscellaneous Plastics Products ...............       26,257    0.05
Security and Commodity Brokers ...........................      773,514    1.59
Stone, Clay, and Glass Products ..........................       55,094    0.11
Transportation By Air ....................................      337,990    0.69
Transportation Equipment .................................      508,103    1.04
Transportation Services ..................................       37,567    0.08
Trucking and Warehousing .................................      233,700    0.48
Wholesale Trade Durable Goods ............................    1,680,221    3.45
Wholesale Trade-Nondurable Goods .........................      634,731    1.30
                                                            -----------  ------
Total Common Stock (COST $60,726,995) ....................   48,436,715   99.41
                                                            -----------  ------
Total Portfolio (COST $60,726,995) .......................   48,436,715   99.41
OTHER ASSETS & LIABILITIES, NET ..........................      288,298    0.59
                                                            -----------  ------
NET ASSETS ...............................................  $48,725,013  100.00%
                                                            ===========  ======

    SHARES                                                               VALUE
    ------                                                               -----
COMMON STOCK--99.41%
 AMUSEMENT AND RECREATION SERVICES--0.00%
         100      * Gaylord Entertainment Co .....................  $     1,795
                                                                    -----------
                    TOTAL AMUSEMENT AND RECREATION SERVICES               1,795
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.43%
         500        Foot Locker, Inc .............................        5,350
         800      * Footstar, Inc ................................        6,720
       5,900        Gap, Inc .....................................       85,491
       1,000        Nordstrom, Inc ...............................       16,200
         300        Ross Stores, Inc .............................       10,845
       4,900        TJX Cos, Inc .................................       86,240
                                                                    -----------
                    TOTAL APPAREL AND ACCESSORY STORES                  210,846
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.21%
       1,900      * Collins & Aikman Corp ........................        7,733
         600        Liz Claiborne, Inc ...........................       18,552
         100        Phillips-Van Heusen Corp .....................        1,235
         100      * Tropical Sportswear International Corp .......          455
       2,000        VF Corp ......................................       75,260
                                                                    -----------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS            103,235
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.01%
         400      * Amerco, Inc ..................................        1,616
         200        Ryder System, Inc ............................        4,102
                                                                    -----------
                    TOTAL AUTO REPAIR, SERVICES AND PARKING               5,718
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.06%
         400      * Autozone, Inc ................................       27,484
         282      * Carmax, Inc ..................................        4,109
                                                                    -----------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS        31,593
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.40%
         200        Fastenal Co ..................................        5,638
      17,700        Home Depot, Inc ..............................      431,172
       6,000        Lowe's Cos ...................................      244,920
                                                                    -----------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES        681,730
                                                                    -----------
 BUSINESS SERVICES--7.17%
       2,000      * 3Com Corp ....................................        9,860
         600      * Acacia Research--Acacia Technologies .........          726
       1,400        Adobe Systems, Inc ...........................       43,162
      27,800      * AOL Time Warner, Inc .........................      301,908
       1,200      * Ariba, Inc ...................................        3,384
         200      * Aspect Communications Corp ...................          616
         200      * Aspen Technology, Inc ........................          480
       7,600        Automatic Data Processing, Inc ...............      234,004
       1,800      * BEA Systems, Inc .............................       18,342
         700      * Bisys Group, Inc .............................       11,424
         800      * BMC Software, Inc ............................       12,072
       1,100      * Brocade Communications Systems, Inc ..........        5,368
       1,600      * Cadence Design Systems, Inc ..................       16,000
         500      * Caminus Corp .................................        4,445
       1,400      * Ceridian Corp ................................       19,572
         400      * Certegy, Inc .................................       10,080
         100      * Checkfree Corp ...............................        2,248
         400      * Ciber, Inc ...................................        1,904
         300      * Citrix Systems, Inc ..........................        3,948
       1,100      * CNET Networks, Inc ...........................        2,761
         189      * Cognizant Technology Solutions Corp ..........       12,729
         600      * Computer Horizons Corp .......................        1,848
       1,885      * Compuware Corp ...............................        6,390
       2,300      * Convergys Corp ...............................       30,360
         200      * CSG Systems International, Inc ...............        1,734
         300        Deluxe Corp ..................................       12,039
       1,500      * DST Systems, Inc .............................       40,800
         200      * Dun & Bradstreet Corp ........................        7,650
         100      * Earthlink, Inc ...............................          575
         500      * eFunds Corp ..................................        3,435


                        SEE NOTES TO FINANCIAL STATEMENTS

60  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited)- INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 BUSINESS SERVICES--(CONTINUED)
         700      * Electronic Arts, Inc .........................  $    41,048
       7,600        Electronic Data Systems Corp .................      133,760
         100        Fair Isaac Corp ..............................        5,082
       2,200      * Fiserv, Inc ..................................       69,256
         400      * GSI Commerce, Inc ............................          676
         700        Henry (Jack) & Associates, Inc ...............        7,413
       2,800      * Homestore, Inc ...............................        1,568
       2,288        IMS Health, Inc ..............................       35,716
       1,200      * Information Resources, Inc ...................        1,536
         300      * Interland, Inc ...............................          198
       5,100      * Interpublic Group Of Cos, Inc ................       47,430
       1,200      * Intuit, Inc ..................................       44,640
         300      * Iron Mountain, Inc ...........................       11,475
       1,800      * Juniper Networks, Inc ........................       14,706
         600      * Lamar Advertising Co .........................       17,610
         400        Manpower, Inc ................................       11,952
         400      * Mercury Interactive Corp .....................       11,872
      55,900        Microsoft Corp ...............................    1,353,339
         500      * National Processing, Inc .....................        6,960
         300      * NCR Corp .....................................        5,502
         200      * Netegrity, Inc ...............................          742
       6,800      * NIC, Inc .....................................       11,900
       2,000      * Novell, Inc ..................................        4,300
       1,300      * Nuance Communications, Inc ...................        2,834
       1,800        Omnicom Group, Inc ...........................       97,506
      26,100      * Oracle Corp ..................................      283,159
         400      * PDI, Inc .....................................        2,960
       1,300      * Penton Media, Inc ............................          715
       1,752      * Peoplesoft, Inc ..............................       26,806
         700      * Perot Systems Corp (Class A) .................        7,182
         200      * Pixar, Inc ...................................       10,816
       2,300      * Portal Software, Inc .........................        1,656
         100      * QRS Corp .....................................          491
         700      * Retek, Inc ...................................        4,039
         100      * RMH Teleservices, Inc ........................          650
       1,300      * Robert Half International, Inc ...............       17,303
       2,100      * Siebel Systems, Inc ..........................       16,821
         500     b* SONICblue, Inc ...............................           14
         200      * SpeechWorks International, Inc ...............          464
       7,900      * StorageNetworks, Inc .........................        7,110
      24,300      * Sun Microsystems, Inc ........................       79,218
       3,200      * Sungard Data Systems, Inc ....................       68,160
         500      * Symantec Corp ................................       19,590
         200      * Synopsys, Inc ................................        8,512
         700      * TMP Worldwide, Inc ...........................        7,511
       1,800        Total System Services, Inc ...................       28,188
       1,900      * Unisys Corp ..................................       17,594
       1,600      * VeriSign, Inc ................................       13,984
       2,600      * Veritas Software Corp ........................       45,708
         900      * Vitria Technology, Inc .......................          612
       2,700      * Yahoo!, Inc ..................................       64,854
                                                                    -----------
                    TOTAL BUSINESS SERVICES                           3,493,002
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--11.38%
       1,500      * AVANIR Pharmaceuticals (Class A) .............        1,590
         400      * Abgenix, Inc .................................        3,480
         334      * Acacia Research--CombiMatrix .................          628
         300      * Adolor Corp ..................................        2,973
       3,200        Air Products & Chemicals, Inc ................      132,576
         100      * Alexion Pharmaceuticals, Inc .................        1,216
         200      * Alkermes, Inc ................................        1,814
       2,400        Allergan, Inc ................................      163,704
       1,900        Alpharma, Inc (Class A) ......................       34,067
       8,600      * Amgen, Inc ...................................      494,930
       2,000      * Andrx Corp ...................................       23,620
       1,200      * Aphton Corp ..................................        3,000
       1,300      * Arqule, Inc ..................................        3,133
         800      * Atrix Laboratories, Inc ......................       11,240
       1,800        Avery Dennison Corp ..........................      105,606
         200      * Avigen, Inc ..................................          586
       1,300        Avon Products, Inc ...........................       74,165
       1,050      * Barr Laboratories, Inc .......................       59,850
         700      * Benthley Pharmaceuticals, Inc ................        5,614
         800      * BioMarin Pharmaceutical, Inc .................        9,080
       1,400      * Biogen, Inc ..................................       41,944
         900      * Biopure Corp .................................        3,006
         100      * Biosite, Inc .................................        3,841
         700      * Bone Care International, Inc .................        4,991
         500      * Bradley Pharmaceuticals, Inc .................        6,740
         800        Cabot Corp ...................................       19,088
         400      * Cell Therapeutics, Inc .......................        3,316
         200      * Cephalon, Inc ................................        7,988
         300      * Cima Labs, Inc ...............................        6,510
       1,200        Clorox Co ....................................       55,404
       4,400        Colgate-Palmolive Co .........................      239,536
       1,300      * Columbia Laboratories, Inc ...................        5,070
         400      * Cubist Pharmaceuticals, Inc ..................        3,204
         900        Diagnostic Products Corp .....................       33,615
         900      * Digene Corp ..................................       14,886
       6,200      * Durect Corp ..................................        8,680
         300      * EPIX Medical, Inc ............................        2,400
       1,400        Ecolab, Inc ..................................       69,062
         100      * Embrex, Inc ..................................          790
         800      * Eon Labs, Inc ................................       21,360
       4,100      * Esperion Therapeutics, Inc ...................       40,795
       1,800      * First Horizon Pharmaceutical .................        4,554
       3,300      * Forest Laboratories, Inc .....................      178,101
       2,300      * Genzyme Corp (Biosurgery Division) ...........        2,716
       1,800      * Genzyme Corp (General Division) ..............       65,610
         500      * Geron Corp ...................................        2,645
       1,300      * Gilead Sciences, Inc .........................       54,587
       9,000        Gillette Co ..................................      278,460
       1,400      * Guilford Pharmaceuticals, Inc ................        5,180
         400        H.B. Fuller Co ...............................        9,248
       1,000      * Human Genome Sciences, Inc ...................        8,550
         500      * ICOS Corp ....................................        9,355
       1,000      * IDEC Pharmaceuticals Corp ....................       34,419
       3,800      * IVAX Corp ....................................       46,550
         600      * Idexx Laboratories, Inc ......................       20,982
       1,000      * Ilex Oncology, Inc ...........................        9,260
         800      * Immunogen, Inc ...............................        1,872
       2,328      * Impax Laboratories, Inc ......................       10,453
       1,300      * Indevus Pharmaceuticals, Inc .................        3,120
         200        International Flavors & Fragrances, Inc ......        6,218
         400      * Inverness Medical Innovations, Inc ...........        8,004
         200      * Invitrogen Corp ..............................        6,126
         900      * Isis Pharmaceuticals, Inc ....................        3,222
         600      * KV Pharmaceutical Co (Class A) ...............       10,860
       3,700      * King Pharmaceuticals, Inc ....................       44,141
         300      * La Jolla Pharmaceutical Co ...................          507
         100      * Ligand Pharmaceuticals, Inc (Class B) ........          649
         100      * MGI Pharma, Inc ..............................        1,261
         500      * Martek Biosciences Corp ......................       14,260
         100      * Medarex, Inc .................................          323
         600      * Medicis Pharmaceutical Corp (Class A) ........       33,354
       2,000      * Medimmune, Inc ...............................       65,660
      22,000        Merck & Co, Inc ..............................    1,205,160
       2,500      * Millennium Pharmaceuticals, Inc ..............       19,650
       3,750        Mylan Laboratories, Inc ......................      107,813
         100      * NPS Pharmaceuticals, Inc .....................        1,546


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  61

Statement of Investments
     (Unaudited) - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----

CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       1,200      * Nabi Biopharmaceuticals ......................  $     7,200
         200      * Napro Biotherapeutics, Inc ...................          130
       1,100      * Nastech Pharmaceutical Co ....................        9,350
         800      * Nektar Therapeutics ..........................        5,056
         500      * Neose Technologies, Inc ......................        3,565
         100      * Neurocrine Biosciences, Inc ..................        4,178
       1,100      * Neurogen Corp ................................        4,004
         500      * Noven Pharmaceuticals, Inc ...................        7,060
       1,900      * OM Group, Inc ................................       16,625
         100      * OSI Pharmaceuticals, Inc .....................        1,600
         800      * Onyx Pharmaceuticals, Inc ....................        6,664
         100      * OraSure Technologies, Inc ....................          584
       4,400      * Pain Therapeutics, Inc .......................        7,524
         900      * Penwest Pharmaceuticals Co ...................       14,400
       3,500      * Peregrine Pharmaceuticals, Inc ...............        1,750
         400      * Pharmaceutical Resources, Inc ................       16,992
       1,500      * Pozen, Inc ...................................        5,700
       1,800      * Praecis Pharmaceuticals, Inc .................        6,966
       1,700        Praxair, Inc .................................       95,795
      12,400        Procter & Gamble Co ..........................    1,104,220
         700      * Progenics Pharmaceuticals ....................        3,094
         400      * Protein Design Labs, Inc .....................        2,960
       2,200        Rohm & Haas Co ...............................       65,516
         600      * SICOR, Inc ...................................       10,020
         600      * Salix Pharmaceuticals Ltd ....................        4,062
         100      * Scios, Inc ...................................        4,406
         500      * Sepracor, Inc ................................        6,770
       1,000        Sigma-Aldrich Corp ...........................       44,490
         700      * SuperGen, Inc ................................        1,953
         300      * Tanox, Inc ...................................        3,885
       1,100      * Texas Biotechnology Corp .....................        1,364
         400      * Vertex Pharmaceuticals, Inc ..................        4,448
       1,100      * Vical, Inc ...................................        2,783
       2,100      * Watson Pharmaceuticals, Inc ..................       60,417
       1,300      * Women First Healthcare, Inc ..................          650
         800      * Zymogenetics, Inc ............................        7,360
                                                                    -----------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS               5,543,055
                                                                    -----------
 COMMUNICATIONS--4.97%
      12,100      * AT&T Wireless Services, Inc ..................       79,860
       5,440        AT&T Corp ....................................       88,128
       1,900        Alltel Corp ..................................       85,044
       2,033      * Avaya, Inc ...................................        4,147
      14,600        BellSouth Corp ...............................      316,382
       1,200      * Cablevision Systems Corp (Class A) ...........       22,788
       4,100      * Charter Communications, Inc (Class A) ........        3,403
       9,472      * Comcast Corp .................................      270,804
       5,900      * Comcast Corp Special .........................      162,191
       1,300      * Infonet Services Corp (Class B) ..............        1,664
      27,100      * Lucent Technologies, Inc .....................       39,837
         400      * Mastec, Inc ..................................          900
       2,300      * Nextel Communications, Inc (Class A) .........       30,797
      25,600        SBC Communications, Inc ......................      513,536
       5,300        Sprint Corp (FON Group) ......................       62,275
       2,000      * Sprint Corp (PCS Group) ......................        8,720
         400      * Time Warner Telecom, Inc (Class A) ...........        1,296
       2,100      * U.S.A. Interactive, Inc ......................       56,259
         900      * Univision Communications, Inc (Class A) ......       22,059
      18,400        Verizon Communications, Inc ..................      650,440
         100      * West Corp ....................................        1,769
                                                                    -----------
                    TOTAL COMMUNICATIONS                              2,422,299
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.79%
       1,800        AmSouth Bancorp ..............................       35,784
       5,400        BB&T Corp ....................................      169,722
      13,700        Bank Of America Corp .........................      915,708
      11,200        Bank One Corp ................................      387,744
         945        Charter One Financial, Inc ...................       26,139
       1,600        Comerica, Inc ................................       60,608
       4,400      * Concord EFS, Inc .............................       41,360
       5,400        Fifth Third Bancorp ..........................      270,756
      10,200        FleetBoston Financial Corp ...................      243,576
       1,300        Golden West Financial Corp ...................       93,509
         600        Greenpoint Financial Corp ....................       26,886
         300        IndyMac Bancorp, Inc .........................        5,835
      16,700        J.P. Morgan Chase & Co .......................      395,957
       4,600        KeyCorp ......................................      103,776
       3,700        Mellon Financial Corp ........................       78,662
       7,830        National City Corp ...........................      218,066
         300        New York Community Bancorp, Inc ..............        8,940
         300        North Fork Bancorp, Inc ......................        8,835
       1,800        Northern Trust Corp ..........................       54,810
       3,200        PNC Financial Services Group, Inc ............      135,616
         500        People's Bank ................................       12,625
       1,600        Regions Financial Corp .......................       51,840
         600        Seacoast Banking Corp Of Florida .............       11,634
       1,000        Sovereign Bancorp, Inc .......................       13,850
       2,500        State Street Corp ............................       79,075
       3,000        SunTrust Banks, Inc ..........................      157,950
       2,200        Synovus Financial Corp .......................       39,358
      18,600        U.S. Bancorp .................................      353,028
       1,000        Union Planters Corp ..........................       26,290
         200        UnionBanCal Corp .............................        7,884
      14,000        Wachovia Corp ................................      476,980
      16,500        Wells Fargo & Co .............................      742,335
                                                                    -----------
                    TOTAL DEPOSITORY INSTITUTIONS                     5,255,138
                                                                    -----------
 EATING AND DRINKING PLACES--0.79%
       1,650        Darden Restaurants, Inc ......................       29,453
       3,200      * Luby's, Inc ..................................        4,224
      20,700        McDonald's Corp ..............................      299,322
         500        Outback Steakhouse, Inc ......................       17,690
       1,300        Wendy's International, Inc ...................       35,763
                                                                    -----------
                    TOTAL EATING AND DRINKING PLACES                    386,452
                                                                    -----------
 EDUCATIONAL SERVICES--0.07%
         700      * Apollo Group, Inc (Class A) ..................       34,930
                                                                    -----------
                    TOTAL EDUCATIONAL SERVICES                           34,930
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--5.04%
       9,500      * AES Corp .....................................       34,390
       1,600        AGL Resources, Inc ...........................       37,808
       7,100      * Allegheny Energy, Inc ........................       44,091
       3,400        Allete, Inc ..................................       70,584
      19,505      * Aquila, Inc ..................................       40,570
       2,300        Avista Corp ..................................       24,357
       2,100        Black Hills Corp .............................       57,729
       7,600      * Calpine Corp .................................       25,080
         500      * Casella Waste Systems, Inc (Class A) .........        4,125
         100      * Citizens Communications Co ...................          998
       3,800        Cleco Corp ...................................       47,690
       9,600        DPL, Inc .....................................      119,616
       3,200        Empire District Electric Co ..................       56,320
       2,700        Equitable Resources, Inc .....................      101,277
       3,200        Hawaiian Electric Industries, Inc ............      130,432
       5,600        Idacorp, Inc .................................      127,680
       4,000        KeySpan Corp .................................      129,000
       2,400        Kinder Morgan, Inc ...........................      108,000
       1,200        MGE Energy, Inc ..............................       31,776
      31,300      * Mirant Corp ..................................       50,080
       4,900        National Fuel Gas Co .........................      107,163
       6,807        NiSource, Inc ................................      123,887
         916      * NiSource, Inc (Sails) ........................        1,933


SEE NOTES TO FINANCIAL STATEMENTS

62  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited)- INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       1,600        Nicor, Inc ...................................  $    43,712
       8,200      * Northwestern Corp ............................       17,220
      10,600        OGE Energy Corp ..............................      190,482
         400        Otter Tail Corp ..............................       10,360
       1,600        Peoples Energy Corp ..........................       57,232
       9,000        Pepco Holdings, Inc ..........................      156,600
       7,900        Puget Energy, Inc ............................      168,349
       2,500        Questar Corp .................................       73,925
         500        SEMCO Energy, Inc ............................        1,760
       7,000      * Sierra Pacific Resources .....................       22,260
         110      * Southern Union Co ............................        1,337
         200      * Stericycle, Inc ..............................        7,518
       2,200        Unisource Energy Corp ........................       38,060
         800        Unitil Corp ..................................       20,000
       1,800        WGL Holdings, Inc ............................       47,682
         300      * Waste Connections, Inc .......................       10,350
       1,100        Western Gas Resources, Inc ...................       35,805
      17,300        Williams Cos, Inc ............................       79,234
                                                                    -----------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        2,456,472
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--5.01%
       6,200      * ADC Telecommunications, Inc ..................       12,772
       1,300        AVX Corp .....................................       11,700
       1,700      * Active Power, Inc ............................        1,887
       3,600      * Advanced Micro Devices, Inc ..................       22,248
         174      * Agere Systems, Inc (Class A) .................          278
       7,085      * Agere Systems, Inc (Class B) .................       10,628
         500      * Allen Telecom, Inc ...........................        4,875
       2,300      * Altera Corp ..................................       31,142
       1,400      * American Power Conversion Corp ...............       19,936
       1,300      * American Superconductor Corp .................        4,719
       1,600        Ametek, Inc ..................................       52,816
       2,400      * Analog Devices, Inc ..........................       66,000
         600      * Artesyn Technologies, Inc ....................        1,860
       3,300      * Avanex Corp ..................................        2,574
         500        Baldor Electric Co ...........................       10,700
       2,100      * Broadcom Corp (Class A) ......................       25,935
       3,100      * CIENA Corp ...................................       13,547
       1,300      * Caliper Technologies Corp ....................        4,550
       4,100      * Capstone Turbine Corp ........................        2,952
       1,100      * Comverse Technology, Inc .....................       12,441
       2,400      * DDI Corp .....................................          360
         700      * Emcore Corp ..................................        1,155
       8,800        Emerson Electric Co ..........................      399,080
         400      * Energizer Holdings, Inc ......................       10,196
       1,000      * Finisar Corp .................................          780
         300        Harman International Industries, Inc .........       17,571
         200      * Harmonic, Inc ................................          666
       1,100        Hubbell, Inc (Class B) .......................       34,430
      43,800        Intel Corp ...................................      713,064
         400      * Intersil Corp (Class A) ......................        6,224
       9,000      * JDS Uniphase Corp ............................       25,650
         700      * Jabil Circuit, Inc ...........................       12,250
       3,200      * LSI Logic Corp ...............................       14,464
       4,100      * MRV Communications, Inc ......................        4,633
         600      * Magnetek, Inc ................................        1,440
       2,200        Maxim Integrated Products, Inc ...............       79,464
         800        Microchip Technology, Inc ....................       15,920
       4,200      * Micron Technology, Inc .......................       34,188
       1,100        Molex, Inc ...................................       23,628
      18,500        Motorola, Inc ................................      152,810
       1,000      * National Semiconductor Corp ..................       17,040
         417      * Netro Corp ...................................        1,122
         300      * New Focus, Inc ...............................          936
         600      * Novellus Systems, Inc ........................       16,362
         500      * Nvidia Corp ..................................        6,425
         300      * Polycom, Inc .................................        2,424
         300      * Proton Energy Systems ........................          738
       3,000      * Proxim Corp (Class A) ........................        1,800
         300      * QLogic Corp ..................................       11,142
       5,000        Qualcomm, Inc ................................      180,300
         700        Scientific-Atlanta, Inc ......................        9,618
         900      * Skyworks Solutions, Inc ......................        5,607
         400      * Stratex Networks, Inc ........................          828
         240      * Stratos Lightwave, Inc .......................          749
       1,300      * Sycamore Networks, Inc .......................        3,965
       3,300      * Tellabs, Inc .................................       19,107
      16,300      * Tellium, Inc .................................        8,639
      12,200        Texas Instruments, Inc .......................      199,714
         700      * Thomas & Betts Corp ..........................        9,926
         400      * Turnstone Systems, Inc .......................        1,132
         300      * Utstarcom, Inc ...............................        5,997
       1,475      * Vishay Intertechnology, Inc ..................       15,016
         200        Whirlpool Corp ...............................        9,806
       2,200      * Xilinx, Inc ..................................       51,502
                                                                    -----------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     2,441,428
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.55%
         150      * aaiPharma, Inc ...............................        1,293
         100      * Answerthink, Inc .............................          220
         600      * Antigenics, Inc ..............................        4,974
         200      * Applera Corp (Celera Genomics Group) .........        1,724
       1,272      * Applied Molecular Evolution ..................        3,523
         400      * Ariad Pharmaceuticals, Inc ...................          512
       1,600      * BearingPoint, Inc ............................       10,192
       1,100      * Bio-Technology General Corp ..................        2,959
       1,100      * Ciphergen Biosystems, Inc ....................        6,204
         100      * Covance, Inc .................................        2,312
         400      * CuraGen Corp .................................        1,640
         100      * CV Therapeutics, Inc .........................        1,803
       2,600      * Decode Genetics, Inc .........................        4,810
       4,500      * Deltagen, Inc ................................        1,215
         200      * DiamondCluster International, Inc (Class A) ..          280
         400      * Discovery Partners International, Inc ........        1,100
         130      * Gartner, Inc (Class B) .......................          979
         700      * Incyte Corp ..................................        2,093
         300      * Kosan Biosciences, Inc .......................        1,338
         500      * Luminex Corp .................................        2,335
       1,200        Moody's Corp .................................       55,476
       4,100        Paychex, Inc .................................      112,627
         100      * Pharmaceutical Product Development, Inc ......        2,685
       1,900      * Quintiles Transnational Corp .................       23,104
         200      * Regeneron Pharmaceuticals, Inc ...............        1,504
       1,800      * Rigel Pharmaceuticals, Inc ...................        1,332
         700      * Sangamo Biosciences, Inc .....................        2,009
       1,600      * Seattle Genetics, Inc ........................        3,808
       1,900      * Sequenom, Inc ................................        3,494
         700      * Transkaryotic Therapies, Inc .................        4,144
       1,300      * Tularik, Inc .................................        6,565
                                                                    -----------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES           268,254
                                                                    -----------
 FABRICATED METAL PRODUCTS--1.02%
       1,700      * Crown Holdings, Inc ..........................        9,554
         600        Harsco Corp ..................................       18,294
       4,700        Illinois Tool Works, Inc .....................      273,305
       6,400        Masco Corp ...................................      119,168
         700      * Material Sciences Corp .......................        7,049
         700        Snap-On, Inc .................................       17,332
       2,100        Stanley Works ................................       50,379
         100      * Tower Automotive, Inc ........................          237
                                                                    -----------
                    TOTAL FABRICATED METAL PRODUCTS                     495,318
                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  63

Statement of Investments
     (Unaudited) - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 FOOD AND KINDRED PRODUCTS--4.22%
       2,800        Campbell Soup Co .............................  $    58,800
      20,100        Coca-Cola Co .................................      813,648
       1,300        Coca-Cola Enterprises, Inc ...................       24,297
       3,100        General Mills, Inc ...........................      141,205
       4,100        H.J. Heinz Co ................................      119,720
       1,700        Hershey Foods Corp ...........................      106,522
         100        J.M. Smucker Co ..............................        3,497
       2,600        Kellogg Co ...................................       79,690
         600        Pepsi Bottling Group, Inc ....................       10,758
      15,000        PepsiCo, Inc .................................      600,000
       1,700        Wrigley (Wm.) Jr Co ..........................       96,050
                                                                    -----------
                    TOTAL FOOD AND KINDRED PRODUCTS                   2,054,187
                                                                    -----------
 FOOD STORES--0.80%
       5,300        Albertson's, Inc .............................       99,905
       7,700      * Kroger Co ....................................      101,255
       1,100      * Pathmark Stores, Inc .........................        7,348
       5,000      * Safeway, Inc .................................       94,650
       3,300      * Starbucks Corp ...............................       85,008
         100        Winn-Dixie Stores, Inc .......................        1,322
                                                                    -----------
                    TOTAL FOOD STORES                                   389,488
                                                                    -----------
 FURNITURE AND FIXTURES--0.41%
         300      * Bush Industries, Inc (Class A) ...............          489
         900        Hillenbrand Industries, Inc ..................       45,882
       1,100        Johnson Controls, Inc ........................       79,684
         300      * Lear Corp ....................................       10,605
       1,000        Leggett & Platt, Inc .........................       18,280
       1,500        Newell Rubbermaid, Inc .......................       42,525
                                                                    -----------
                    TOTAL FURNITURE AND FIXTURES                        197,465
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.32%
       2,100      * Bed Bath & Beyond, Inc .......................       72,534
       1,700      * Best Buy Co, Inc .............................       45,849
         900        Circuit City Stores, Inc (Circuit City Group)         4,680
       1,200        RadioShack Corp ..............................       26,748
         300      * Williams-Sonoma, Inc .........................        6,540
                                                                    -----------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES          156,351
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.19%
         300        Centex Corp ..................................       16,308
         500        Clayton Homes, Inc ...........................        5,520
         200        D.R. Horton, Inc .............................        3,840
         200        KB Home ......................................        9,090
         300        Lennar Corp ..................................       16,065
         800        Pulte Homes, Inc .............................       40,120
                                                                    -----------
                    TOTAL GENERAL BUILDING CONTRACTORS                   90,943
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.68%
         200      * BJ's Wholesale Club, Inc .....................        2,260
         400      * Big Lots, Inc ................................        4,500
       4,000      * Costco Wholesale Corp ........................      120,120
       1,900        Dollar General Corp ..........................       23,199
         400      * Dollar Tree Stores, Inc ......................        7,960
         900        Family Dollar Stores, Inc ....................       27,792
       2,600        J.C. Penney Co, Inc ..........................       51,064
       2,200      * Kohl's Corp ..................................      124,476
       5,900        May Department Stores Co .....................      117,351
         500      * Saks, Inc ....................................        3,845
       3,200        Sears Roebuck & Co ...........................       77,280
       8,800        Target Corp ..................................      257,488
                                                                    -----------
                    TOTAL GENERAL MERCHANDISE STORES                    817,335
                                                                    -----------
 HEALTH SERVICES--0.49%
         100      * Apria Healthcare Group, Inc ..................        2,336
       1,800      * Caremark Rx, Inc .............................       32,670
         100      * Coventry Health Care, Inc ....................        3,290
         300      * DaVita, Inc ..................................        6,219
         400      * Express Scripts, Inc .........................       22,272
       1,000      * First Health Group Corp ......................       25,440
       2,300        Health Management Associates, Inc (Class A) ..       43,700
         600      * LifePoint Hospitals, Inc .....................       15,066
         800      * Lincare Holdings, Inc ........................       24,552
         600      * Manor Care, Inc ..............................       11,538
         200      * Option Care, Inc .............................        1,696
         300      * Orthodontic Centers Of America, Inc ..........        1,563
       1,100      * Specialty Laboratories, Inc ..................        9,240
       1,000      * Triad Hospitals, Inc .........................       26,900
         300      * Universal Health Services, Inc (Class B) .....       12,231
                                                                    -----------
                    TOTAL HEALTH SERVICES                               238,713
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--2.91%
       2,990        Allied Capital Corp ..........................       59,740
       2,400        Archstone-Smith Trust ........................       52,704
         200        AvalonBay Communities, Inc ...................        7,380
         200        CarrAmerica Realty Corp ......................        5,070
       1,000        Crescent Real Estate Equities Co .............       14,380
         733        Duke Realty Corp .............................       19,776
      10,000        Equity Office Properties Trust ...............      254,500
       5,200        Equity Residential ...........................      125,164
         200      * FelCor Lodging Trust, Inc ....................        1,246
         400        Health Care Property Investors, Inc ..........       13,340
         200        Highwoods Properties, Inc ....................        4,088
         500        Hospitality Properties Trust .................       15,275
       2,000        HRPT Properties Trust ........................       17,020
         600        iStar Financial, Inc .........................       17,502
         200        Kimco Realty Corp ............................        7,024
         200        Liberty Property Trust .......................        6,260
         700      * Meristar Hospitality Corp ....................        2,387
       1,400        MFA Mortgage Investments, Inc ................       12,110
         600        New Plan Excel Realty Trust ..................       11,754
       6,000        Plum Creek Timber Co, Inc ....................      129,540
         300        Popular, Inc .................................       10,197
       1,400        Prologis .....................................       35,448
       1,200        Public Storage, Inc ..........................       36,360
         200        Rouse Co .....................................        6,910
       1,900        Simon Property Group, Inc ....................       68,077
       1,000        Vornado Realty Trust .........................       35,800
      12,300        Washington Mutual, Inc .......................      433,821
         300        Weingarten Realty Investors ..................       11,733
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES        1,414,606
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.06%
         500      * Boca Resorts, Inc (Class A) ..................        5,505
         400      * Choice Hotels International, Inc .............        9,752
       1,100      * Extended Stay America, Inc ...................       11,110
         900      * Prime Hospitality Corp .......................        4,644
                                                                    -----------
                    TOTAL HOTELS AND OTHER LODGING PLACES                31,011
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--8.23%
       4,500        3M Co ........................................      585,135
         400      * American Standard Cos, Inc ...................       27,508
       2,575      * Apple Computer, Inc ..........................       36,411
      10,500      * Applied Materials, Inc .......................      132,090
       8,900        Baker Hughes, Inc ............................      266,377
         400        Black & Decker Corp ..........................       13,944
         200      * CDW Computer Centers, Inc ....................        8,160
      45,500      * Cisco Systems, Inc ...........................      590,590
         200      * Cooper Cameron Corp ..........................        9,902
         800        Cummins, Inc .................................       19,680
       2,300        Deere & Co ...................................       90,298
      15,700      * Dell Computer Corp ...........................      428,767
         400        Diebold, Inc .................................       13,576
      15,900      * EMC Corp .....................................      114,957
         400      * Emulex Corp ..................................        7,660


                        SEE NOTES TO FINANCIAL STATEMENTS

64  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited)- INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       3,600      * Gateway, Inc .................................  $     8,496
       1,500      * Global Power Equipment Group, Inc ............        7,650
         900        Graco, Inc ...................................       25,290
       2,600      * Grant Prideco, Inc ...........................       31,356
      19,465        Hewlett-Packard Co ...........................      302,681
      11,800        International Business Machines Corp .........      925,474
         400      * Lam Research Corp ............................        4,556
         800      * Lexmark International, Inc ...................       53,560
         700      * Maxtor Corp ..................................        3,941
         300        Milacron, Inc ................................        1,245
       1,200        Modine Manufacturing Co ......................       17,988
       2,300      * Network Appliance, Inc .......................       25,737
         600        Nordson Corp .................................       14,454
         735      * Palm, Inc ....................................        7,342
         200        Pentair, Inc .................................        7,070
       3,400        Pitney Bowes, Inc ............................      108,528
         800      * Quantum Corp .................................        2,888
         400      * SPX Corp .....................................       13,664
         500      * Smith International, Inc .....................       17,615
       6,200      * Solectron Corp ...............................       18,724
         400      * Storage Technology Corp ......................        8,088
       1,100        Symbol Technologies, Inc .....................        9,471
         300      * UNOVA, Inc ...................................        1,611
         500      * Western Digital Corp .........................        4,530
       5,000      * Xerox Corp ...................................       43,500
                                                                    -----------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT          4,010,514
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--3.43%
         300      * ADE Corp .....................................        1,785
         600      * Abiomed, Inc .................................        2,340
         455      * Advanced Medical Optics, Inc .................        6,120
         400      * Aksys Ltd ....................................        2,800
         500      * Align Technology, Inc ........................        3,025
       2,600        Applera Corp (Applied Biosystems Group) ......       41,158
         300        Bard (C.R.), Inc .............................       18,918
         300        Bausch & Lomb, Inc ...........................        9,867
       8,900        Baxter International, Inc ....................      165,896
         400        Beckman Coulter, Inc .........................       13,612
       3,500        Becton Dickinson & Co ........................      120,540
       2,810        Biomet, Inc ..................................       86,127
       2,700      * Boston Scientific Corp .......................      110,052
           7      * Britesmile, Inc ..............................           80
         100      * Bruker Daltonics, Inc ........................          299
         100      * Cardiac Science, Inc .........................          228
         800      * Cerus Corp ...................................        7,040
         100      * Closure Medical Corp .........................        1,294
         400      * Credence Systems Corp ........................        2,720
         200      * Cytyc Corp ...................................        2,610
         100      * DJ Orthopedics, Inc ..........................          391
         500        Dentsply International, Inc ..................       17,395
         100      * Edwards Lifesciences Corp ....................        2,740
       2,600        Guidant Corp .................................       94,120
         400      * Illumina, Inc ................................          904
       1,300      * Invision Technologies, Inc ...................       29,211
       1,100      * KLA-Tencor Corp ..............................       39,536
         200      * MedSource Technologies, Inc ..................          362
      11,200        Medtronic, Inc ...............................      505,344
         200      * Millipore Corp ...............................        6,540
         100      * Oakley, Inc ..................................          825
         300      * Orthologic Corp ..............................        1,017
       1,200        PerkinElmer, Inc .............................       10,668
       1,400      * St. Jude Medical, Inc ........................       68,250
       1,700        Stryker Corp .................................      116,705
         100      * Techne Corp ..................................        2,067
         100      * Tektronix, Inc ...............................        1,715
         700        Teleflex, Inc ................................       24,990
         600      * Therasense, Inc ..............................        4,008
       1,100      * Therma-Wave, Inc .............................          495
       1,700      * Thermo Electron Corp .........................       30,770
         500      * TriPath Imaging, Inc .........................        2,125
         400      * Varian Medical Systems, Inc ..................       21,572
         800      * Waters Corp ..................................       16,928
       1,500      * Zimmer Holdings, Inc .........................       72,945
                                                                    -----------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS            1,668,134
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.85%
       3,700        AON Corp .....................................       76,516
         100        Crawford & Co (Class B) ......................          415
         600        Gallagher (Arthur J.) & Co ...................       14,730
       7,500        Marsh & McLennan Cos, Inc ....................      319,725
                                                                    -----------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE         411,386
                                                                    -----------
 INSURANCE CARRIERS--5.15%
         300      * AdvancePCS ...................................        8,502
       1,800        Aetna, Inc ...................................       88,740
       4,100        Aflac, Inc ...................................      131,405
         100        Ambac Financial Group, Inc ...................        5,052
      18,300        American International Group, Inc ............      904,935
       1,318      * Anthem, Inc ..................................       87,318
       1,300        Chubb Corp ...................................       57,616
       1,300        Cigna Corp ...................................       59,436
       1,400        Cincinnati Financial Corp ....................       49,098
         500        Erie Indemnity Co (Class A) ..................       18,150
       2,200        Hartford Financial Services Group, Inc .......       77,638
       1,000      * Health Net, Inc ..............................       26,770
       2,500      * Humana, Inc ..................................       24,000
       1,200        Jefferson-Pilot Corp .........................       46,176
       2,600        Lincoln National Corp ........................       72,800
         500        MBIA, Inc ....................................       19,320
         300        MGIC Investment Corp .........................       11,781
         100        MONY Group, Inc ..............................        2,090
         100      * Mid Atlantic Medical Services, Inc ...........        4,055
         600      * Oxford Health Plans, Inc .....................       18,216
         700        Phoenix Cos, Inc .............................        5,068
       2,400        Principal Financial Group ....................       65,136
       1,300        Progressive Corp .............................       77,103
       5,300        Prudential Financial, Inc ....................      155,025
         600        Safeco Corp ..................................       20,982
       2,000        St. Paul Cos, Inc ............................       63,600
       2,900        UnitedHealth Group, Inc ......................      265,843
       2,600        UnumProvident Corp ...........................       25,480
       1,500      * Wellpoint Health Networks, Inc ...............      115,125
                                                                    -----------
                    TOTAL INSURANCE CARRIERS                          2,506,460
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.00%
         700      * Champion Enterprises, Inc ....................        1,288
                                                                    -----------
                    TOTAL LUMBER AND WOOD PRODUCTS                        1,288
                                                                    -----------
 METAL MINING--0.03%
         100      * Cleveland-Cliffs, Inc ........................        1,865
         400        Royal Gold, Inc ..............................        5,836
       3,100      * Stillwater Mining Co .........................        7,750
                                                                    -----------
                    TOTAL METAL MINING                                   15,451
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.29%
         400        Callaway Golf Co .............................        4,752
         800      * K2, Inc ......................................        6,176
       5,600        Mattel, Inc ..................................      126,000
         100        Russ Berrie & Co, Inc ........................        3,200
                                                                    -----------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES        140,128
                                                                    -----------
 MISCELLANEOUS RETAIL--1.28%
         700      * Amazon.Com, Inc ..............................       18,221
       4,000        CVS Corp .....................................       95,400


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  65

Statement of Investments
     (Unaudited) - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 MISCELLANEOUS RETAIL--(CONTINUED)
       1,500      * dELiA*s Corp (Class A) .......................  $       525
       1,100      * eBay, Inc ....................................       93,819
         200      * Michaels Stores, Inc .........................        5,002
       1,900      * Office Depot, Inc ............................       22,477
         500        Omnicare, Inc ................................       13,605
         500      * Overstock.com, Inc ...........................        4,875
         200      * Petsmart, Inc ................................        2,520
       3,500      * Staples, Inc .................................       64,155
         500        Tiffany & Co .................................       12,500
       1,400      * Toys ORO Us, Inc .............................       11,713
       8,800        Walgreen Co ..................................      259,424
         900        World Fuel Services Corp .....................       18,324
                                                                    -----------
                    TOTAL MISCELLANEOUS RETAIL                          622,560
                                                                    -----------
 MOTION PICTURES--1.18%
      17,856      * Liberty Media Corp (Class A) .................      173,739
       3,900      * Metro-Goldwyn-Mayer, Inc .....................       40,950
         100        Regal Entertainment Group (Class A) ..........        1,795
      21,200        Walt Disney Co ...............................      360,824
                                                                    -----------
                    TOTAL MOTION PICTURES                               577,308
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--3.85%
         700        American Capital Strategies Ltd ..............       15,680
      12,000        American Express Co ..........................      398,760
       1,700        Capital One Financial Corp ...................       51,017
       1,100        Charter Municipal Mortgage Acceptance Co .....       19,327
         600        Countrywide Financial Corp ...................       34,500
       9,700        Fannie Mae ...................................      633,895
       7,000        Freddie Mac ..................................      371,700
      11,350        MBNA Corp ....................................      170,818
       2,300      * Providian Financial Corp .....................       15,088
       1,500        SLM Corp .....................................      166,380
                                                                    -----------
                    TOTAL NONDEPOSITORY INSTITUTIONS                  1,877,165
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.13%
       1,600        Amcol International Corp .....................        9,088
       1,800        Vulcan Materials Co ..........................       54,414
                                                                    -----------
                    TOTAL NONMETALLIC MINERALS, EXCEPT FUELS             63,502
                                                                    -----------
 OIL AND GAS EXTRACTION--3.00%
         400      * 3TEC Energy Corp .............................        6,024
       5,600        Anadarko Petroleum Corp ......................      254,800
       3,097        Apache Corp ..................................      191,209
         100        Berry Petroleum Co (Class A) .................        1,500
         400        Cabot Oil & Gas Corp (Class A) ...............        9,600
       1,900        Chesapeake Energy Corp .......................       14,934
         478      * Cimarex Energy Co ............................        9,297
         500      * Comstock Resources, Inc ......................        5,050
       1,300      * Denbury Resources, Inc .......................       14,079
       2,755        Devon Energy Corp ............................      132,846
       1,900        ENSCO International, Inc .....................       48,469
       2,800        EOG Resources, Inc ...........................      110,768
       1,200      * Energy Partners Ltd ..........................       12,240
       1,600      * Forest Oil Corp ..............................       35,680
         200      * Global Industries Ltd ........................          932
         900        Helmerich & Payne, Inc .......................       23,058
         400      * Horizon Offshore, Inc ........................        1,360
         600      * Houston Exploration Co .......................       16,200
         200      * Magnum Hunter Resources, Inc .................        1,112
       4,700      * Meridian Resource Corp .......................        5,405
       1,300      * Newfield Exploration Co ......................       44,057
       2,000        Noble Energy, Inc ............................       68,580
         700      * Nuevo Energy Co ..............................        9,485
       4,200        Ocean Energy, Inc ............................       84,000
         700      * Patterson-UTI Energy, Inc ....................       22,652
         600      * Petroquest Energy, Inc .......................          906
       2,700      * Pioneer Natural Resources Co .................       67,770
       1,100      * Plains Exploration & Production Co ...........        9,075
       1,500        Pogo Producing Co ............................       59,655
         400      * Pride International, Inc .....................        5,396
       1,100      * Range Resources Corp .........................        6,281
         600        Rowan Cos, Inc ...............................       11,796
         100        St. Mary Land & Exploration Co ...............        2,505
         400      * Stone Energy Corp ............................       13,432
       1,600      * Swift Energy Co ..............................       13,616
       2,700      * Syntroleum Corp ..............................        6,939
         800        Tidewater, Inc ...............................       22,976
         900      * Tom Brown, Inc ...............................       21,780
       4,900      * Transmontaigne, Inc ..........................       20,629
         100      * Varco International, Inc .....................        1,831
         100      * Veritas DGC, Inc .............................          665
       1,500        Vintage Petroleum, Inc .......................       14,250
         900      * Westport Resources Corp ......................       18,135
       2,266        XTO Energy, Inc ..............................       43,054
                                                                    -----------
                    TOTAL OIL AND GAS EXTRACTION                      1,464,028
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.71%
       5,100        Kimberly-Clark Corp ..........................      231,846
       2,500        MeadWestvaco Corp ............................       56,950
         300      * Pactiv Corp ..................................        6,090
       1,800        Sonoco Products Co ...........................       37,674
         300        Temple-Inland, Inc ...........................       11,220
                                                                    -----------
                    TOTAL PAPER AND ALLIED PRODUCTS                     343,780
                                                                    -----------
 PERSONAL SERVICES--0.10%
         200        CPI Corp .....................................        2,626
       1,400        Cintas Corp ..................................       46,060
                                                                    -----------
                    TOTAL PERSONAL SERVICES                              48,686
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.49%
         800        Frontier Oil Corp ............................       13,680
         500      * Headwaters, Inc ..............................        7,025
       3,500        Sunoco, Inc ..................................      127,995
       2,200        Valero Energy Corp ...........................       91,036
                                                                    -----------
                    TOTAL PETROLEUM AND COAL PRODUCTS                   239,736
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.59%
         400      * Andrew Corp ..................................        2,200
       1,000      * Century Aluminum Co ..........................        6,350
       2,400        Engelhard Corp ...............................       51,408
         400      * General Cable Corp ...........................        1,480
         700      * Imco Recycling, Inc ..........................        4,445
       1,100      * Liquidmetal Technologies .....................        5,962
         700      * Lone Star Technologies, Inc ..................       14,784
         200      * Maverick Tube Corp ...........................        3,720
         900      * Mueller Industries, Inc ......................       22,473
       1,100      * NS Group, Inc ................................        8,305
       1,500        Nucor Corp ...................................       57,255
         200        Quanex Corp ..................................        6,340
       1,200        Roanoke Electric Steel Corp ..................       10,440
       3,700        Ryerson Tull, Inc ............................       23,125
       1,000        Schnitzer Steel Industries, Inc (Class A) ....       24,241
         100      * Steel Dynamics, Inc ..........................        1,165
       3,700        Worthington Industries, Inc ..................       44,141
                                                                    -----------
                    TOTAL PRIMARY METAL INDUSTRIES                      287,834
                                                                    -----------
 PRINTING AND PUBLISHING--0.92%
         600        Dow Jones & Co, Inc ..........................       21,264
         100        Harte-Hanks, Inc .............................        1,910
       2,700        McGraw-Hill Cos, Inc .........................      150,093
       1,300        New York Times Co (Class A) ..................       56,095
       1,300        R.R. Donnelley & Sons Co .....................       23,816
         200        Scripps (E.W.) Co (Class A) ..................       15,148
       2,400        Tribune Co ...................................      108,024
         200      * Valassis Communications, Inc .................        5,280


                        SEE NOTES TO FINANCIAL STATEMENTS

66  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
     (Unaudited)- INSTITUTIONAL SOCIAL CHOICE EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
 PRINTING AND PUBLISHING--(CONTINUED)
         100        Washington Post Co (Class B) .................  $    68,136
                                                                    -----------
                    TOTAL PRINTING AND PUBLISHING                       449,766
                                                                    -----------
 RAILROAD TRANSPORTATION--0.41%
      10,800        Norfolk Southern Corp ........................      200,448
                                                                    -----------
                    TOTAL RAILROAD TRANSPORTATION                       200,448
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.05%
         100        Bandag, Inc ..................................        3,189
         600        Cooper Tire & Rubber Co ......................        7,320
         100      * Reebok International Ltd .....................        3,285
         300      * Sealed Air Corp ..............................       12,039
         100      * Vans, Inc ....................................          424
                                                                    -----------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS     26,257
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.59%
         700        A.G. Edwards, Inc ............................       18,130
      11,200        Charles Schwab Corp ..........................       80,864
         200        Eaton Vance Corp .............................        5,346
         500        Federated Investors, Inc (Class B) ...........       12,725
       2,700        Franklin Resources, Inc ......................       88,857
       2,600        Goldman Sachs Group, Inc .....................      177,008
       8,100        Instinet Group, Inc ..........................       28,431
       1,700        Janus Capital Group, Inc .....................       19,363
         300        Legg Mason, Inc ..............................       14,622
       7,500        Merrill Lynch & Co, Inc ......................      265,500
         300        Neuberger Berman, Inc ........................        8,469
         600        SEI Investments Co ...........................       15,720
         400      * SoundView Technology Group, Inc ..............          512
       1,400        T Rowe Price Group, Inc ......................       37,967
                                                                    -----------
                    TOTAL SECURITY AND COMMODITY BROKERS                773,514
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.11%
         200      * Cabot Microelectronics Corp ..................        8,374
       8,000      * Corning, Inc .................................       46,720
                                                                    -----------
                    TOTAL STONE, CLAY, AND GLASS PRODUCTS                55,094
                                                                    -----------
 TRANSPORTATION BY AIR--0.69%
       9,100      * AMR Corp .....................................       19,110
         800      * ATA Holdings Corp ............................        3,000
       1,500      * Continental Airlines, Inc (Class B) ..........        7,680
       3,200        Delta Air Lines, Inc .........................       28,480
       2,100        FedEx Corp ...................................      115,647
         700      * JetBlue Airways Corp .........................       19,397
       1,400      * Midwest Express Holdings, Inc ................        1,806
         200      * Petroleum Helicopters (Vote) .................        5,290
       9,300        Southwest Airlines Co ........................      133,548
       4,800     b* UAL Corp .....................................        4,032
                                                                    -----------
                    TOTAL TRANSPORTATION BY AIR                         337,990
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.04%
       1,700        Autoliv, Inc .................................       33,949
       7,964      * BE Aerospace, Inc ............................       15,132
       1,100        Brunswick Corp ...............................       20,900
       1,500        Dana Corp ....................................       10,590
      12,700        Delphi Corp ..................................       86,741
         300        Federal Signal Corp ..........................        4,260
       1,500      * Fleetwood Enterprises, Inc ...................        6,090
         300      * Gentex Corp ..................................        7,632
       3,700        Genuine Parts Co .............................      112,887
       3,800        Harley-Davidson, Inc .........................      150,898
       2,700        Heico Corp ...................................       24,030
         400      * IMPCO Technologies, Inc ......................          804
         200      * Sports Resorts International, Inc ............        1,002
         200        Superior Industries International, Inc .......        7,286
       3,300        Visteon Corp .................................       19,602
       1,000      * Wabash National Corp .........................        6,300
                                                                    -----------
                    TOTAL TRANSPORTATION EQUIPMENT                      508,103
                                                                    -----------
 TRANSPORTATION SERVICES--0.08%
       1,600        GATX Corp ....................................       23,168
         905      * Sabre Holdings Corp ..........................       14,399
                                                                    -----------
                    TOTAL TRANSPORTATION SERVICES                        37,567
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.48%
       4,100        United Parcel Service, Inc (Class B) .........      233,700
                                                                    -----------
                    TOTAL TRUCKING AND WAREHOUSING                      233,700
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--3.45%
         500      * Apogent Technologies, Inc ....................        7,290
         900        Barnes Group, Inc ............................       19,044
       1,800      * Castle (A.M.) & Co ...........................        8,550
         100        Commercial Metals Co .........................        1,395
       1,900        IKON Office Solutions, Inc ...................       13,490
          20      * Imagistics International, Inc ................          372
         600      * Ingram Micro, Inc (Class A) ..................        6,618
      26,300        Johnson & Johnson ............................    1,521,981
         400      * Patterson Dental Co ..........................       18,372
       1,200        Reliance Steel & Aluminum Co .................       18,120
         100      * Safeguard Scientifics, Inc ...................          141
         200      * Tech Data Corp ...............................        4,788
       1,400        W.W. Grainger, Inc ...........................       60,060
                                                                    -----------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS               1,680,221
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.30%
         500      * Allscripts Healthcare Solutions, Inc .........        1,375
       4,947        Cardinal Health, Inc .........................      281,831
         800        D&K Healthcare Resources, Inc ................        8,240
         300        Fleming Cos, Inc .............................          150
         200      * Henry Schein, Inc ............................        9,020
       4,500        McKesson Corp ................................      112,185
       2,600        Perrigo Co ...................................       30,888
       1,500      * Plains Resources, Inc ........................       16,005
         900      * Priority Healthcare Corp (Class B) ...........       23,985
         200        Russell Corp .................................        3,500
       5,800        Sysco Corp ...................................      147,552
                                                                    -----------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS              634,731
                                                                    -----------
                    TOTAL COMMON STOCK
                      (COST $60,726,995)                             48,436,715
                                                                    -----------
                    TOTAL PORTFOLIO--99.41%
                      (COST $60,726,995)                             48,436,715
                    OTHER ASSETS & LIABILITIES, NET--0.59%              288,298
                                                                    -----------
                    NET ASSETS--100.00%                             $48,725,013
                                                                    -----------

----------
*  Non-income producing
b  In bankruptcy


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  67

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
March 31, 2003

                                                                            GROWTH &           INTERNATIONAL          LARGE-CAP
                                                                             INCOME               EQUITY                VALUE
                                                                              FUND                 FUND                  FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

  Portfolio investments, at cost                                        $ 470,095,205          $312,105,363           $27,607,949
  Net unrealized appreciation (depreciation) of portfolio
     investments                                                          (43,403,152)          (55,460,077)             (187,989)
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                                         426,692,053           256,645,286            27,419,960
  Cash                                                                        549,808               753,639               460,886
  Receivable from securities transactions                                   1,963,161             9,767,240               261,319
  Receivable from Fund shares sold                                            353,207               258,734                 5,339
  Due from investment advisor                                                      --                    --                    --
  Dividends and interest receivable                                           464,380             1,078,548                50,492
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                          430,022,609           268,503,447            28,197,996
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued expenses                                                            189,023               118,584                 8,041
  Due to custodian                                                                 --                    --                    --
  Payable for securities transactions                                              --             9,672,938               699,191
  Income distribution payable                                               1,700,160                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                       1,889,183             9,791,522               707,232
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $ 428,133,426          $258,711,925           $27,490,764
==================================================================================================================================

NET ASSETS CONSIST OF:

  Paid-in-capital                                                         579,207,247           349,095,418            29,024,698
  Accumulated undistributed net investment income                              72,749             1,485,300               145,120
  Accumulated undistributed net realized gain (loss)
     on total investments                                                (107,770,160)          (36,352,963)           (1,491,065)
  Accumulated net unrealized appreciation (depreciation)
     on total investments                                                 (43,376,410)          (55,515,830)             (187,989)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $ 428,133,426          $258,711,925           $27,490,764
==================================================================================================================================

RETIREMENT CLASS:

  Net Assets                                                            $     704,918          $    450,147           $   659,424
  Outstanding shares of beneficial interest, unlimited shares
    authorized ($.0001 par value)                                             111,881                66,621                69,958
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                     $6.30                 $6.76                 $9.43
==================================================================================================================================

INSTITUTIONAL CLASS:

  Net Assets                                                            $ 427,428,508          $258,261,778           $ 5,698,986
  Outstanding shares of beneficial interest, unlimited shares
    authorized ($.0001 par value)                                          67,955,148            38,825,458               604,019
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                     $6.29                 $6.65                 $9.44
==================================================================================================================================

RETAIL CLASS:

  Net Assets                                                                       --                    --           $21,132,354
  Outstanding shares of beneficial interest, unlimited shares
    authorized ($.0001 par value)                                                  --                    --             2,249,209
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                        --                    --                 $9.40
==================================================================================================================================




68  TIAA-CREF Institutional Mutual Funds o Retirement Class
                                                          2003 SEMIANNUAL REPORT

                                              STATEMENTS OF ASSETS AND LIABILITY
--------------------------------------------------------------------------------
                                                                     (Unaudited)

         MID-CAP               MID-CAP              SMALL-CAP              S&P 500            REAL ESTATE          SOCIAL CHOICE
         GROWTH                 VALUE                EQUITY                 INDEX              SECURITIES             EQUITY
          FUND                  FUND                  FUND                  FUND                  FUND                 FUND
--------------------------------------------------------------------------------------------------------------------------------


      $17,883,647           $14,034,054           $27,255,526           $62,762,925           $78,849,590           $60,726,995

          423,134              (150,931)              278,883            (2,059,767)            1,128,788           (12,290,280)
--------------------------------------------------------------------------------------------------------------------------------
       18,306,781            13,883,123            27,534,409            60,703,158            79,978,378            48,436,715
          456,670                    --               485,977                93,900                    --               209,583
          125,570               934,062             2,898,577               105,553             1,143,496                   496
          528,251                10,143                84,797                19,259               142,641                    --
               --                    --                    --                    --                    --                31,747
            7,405                23,293                61,647                98,757               416,589                55,106
--------------------------------------------------------------------------------------------------------------------------------
       19,424,677            14,850,621            31,065,407            61,020,627            81,681,104            48,733,647
--------------------------------------------------------------------------------------------------------------------------------



            5,289                 4,612                 5,513                 3,206                14,481                 3,819
               --               736,535                    --                    --             1,173,101                    --
          552,289               168,169             3,381,192                44,602             4,910,145                 1,244
               --                    --                    --                    --               446,557                 3,571
--------------------------------------------------------------------------------------------------------------------------------
          557,578               909,316             3,386,705                47,808             6,544,284                 8,634
--------------------------------------------------------------------------------------------------------------------------------
      $18,867,099           $13,941,305           $27,678,702           $60,972,819           $75,136,820           $48,725,013
================================================================================================================================



       18,610,589            14,716,451            29,216,236            62,968,478            73,418,506            63,412,260
            2,341                64,699                86,153               255,015               357,439               198,197

         (168,965)             (688,991)           (1,902,570)             (190,907)              232,087            (2,595,164)

          423,134              (150,854)              278,883            (2,059,767)            1,128,788           (12,290,280
--------------------------------------------------------------------------------------------------------------------------------
      $18,867,099           $13,941,305           $27,678,702           $60,972,819           $75,136,820           $48,725,013
================================================================================================================================



      $ 2,466,103           $   662,886           $   814,677           $ 1,023,063              $653,082              $438,833

          240,514                70,485                86,621               105,173                64,993                65,332
--------------------------------------------------------------------------------------------------------------------------------
           $10.25                 $9.40                 $9.41                 $9.73                $10.05                 $6.72
================================================================================================================================



      $   760,853           $ 1,419,895           $ 5,768,770           $59,949,756           $47,279,086           $48,286,180

           74,101               150,355               611,521             6,153,533             4,700,870             7,263,103
--------------------------------------------------------------------------------------------------------------------------------
           $10.27                 $9.44                 $9.43                 $9.74                $10.06                 $6.65
================================================================================================================================



      $15,640,143           $11,858,524           $21,095,255                    --           $27,204,652                    --

        1,525,793             1,259,362             2,241,846                    --             2,725,266                    --
--------------------------------------------------------------------------------------------------------------------------------
           $10.25                 $9.42                 $9.41                    --                 $9.98                    --
================================================================================================================================





See notes to financial statements               2003 SEMIANNUAL REPORT TIAA-CREF
                                Institutional Mutual Funds o Retirement Class 69

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2003

                                                                            GROWTH &            INTERNATIONAL        LARGE-CAP
                                                                             INCOME                EQUITY              VALUE
                                                                              FUND                  FUND               FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                                               $     32,156           $    31,253         $      869
  Dividends                                                                 3,657,307             2,220,457            302,824
  Foreign taxes withheld                                                         (432)             (268,225)                --
-------------------------------------------------------------------------------------------------------------------------------
    Total income                                                            3,689,031             1,983,485            303,693
-------------------------------------------------------------------------------------------------------------------------------


EXPENSES

  Investment management fees                                                  175,224               106,693              9,463
  Distribution fees--Retirement Class                                              36                    30                 41
  Service Agreement Fees--Retirement Class                                        261                   217                297
  Service Agreement Fees--Institutional Class                                  87,576                35,540                552
  Service Agreement Fees--Retail Class                                             --                    --             34,145
  Custody fees                                                                 21,901                82,984              1,183
  Audit fees                                                                   13,140                 7,113                710
  Registration fees--Retirement Class                                               3                     2                  3
  Registration fees--Institutional Class                                        6,568                 3,554                 41
  Registration fees--Retail Class                                                  --                    --              1,345
  Trustee fees and expenses                                                     2,190                 1,186                118
-------------------------------------------------------------------------------------------------------------------------------
    Total expenses                                                            306,899               237,319             47,898
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       3,382,132             1,746,166            255,795
-------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                                                 (43,038,900)           (5,150,001)        (1,147,821)
    Foreign currency transactions                                             (13,523)             (101,534)                --
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments                           (43,052,423)           (5,251,535)        (1,147,821)
-------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                                                  48,587,186            (1,664,538)         1,169,037
    Translation of assets (other than portfolio
      investments) and liabilities denominated in
      foreign currencies                                                       26,037               (89,612)                --
-------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments                                    48,613,223            (1,754,150)         1,169,037
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on total investments              5,560,800            (7,005,685)            21,216
-------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $  8,942,932           $(5,259,519)        $  277,011
===============================================================================================================================







70  TIAA-CREF Institutional Mutual Funds o Retirement Class
2003 SEMIANNUAL REPORT                         See notes to financial statements

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

        MID-CAP               MID-CAP              SMALL-CAP              S&P 500             REAL ESTATE         SOCIAL CHOICE
        GROWTH                 VALUE                EQUITY                 INDEX              SECURITIES             EQUITY
         FUND                  FUND                  FUND                  FUND                  FUND                 FUND
--------------------------------------------------------------------------------------------------------------------------------


      $      845             $      --           $       277            $       --            $   35,322            $    1,820
          28,398               150,463               183,841               498,263               998,600               389,523
              --                  (375)                  (48)                   --                  (570)                   --

--------------------------------------------------------------------------------------------------------------------------------
          29,243               150,088               184,070               498,263             1,033,352               391,343
--------------------------------------------------------------------------------------------------------------------------------




           4,974                 4,947                 9,434                10,665                16,968                 8,522
              50                    40                    46                    60                    37                    28
             364                   291                   333                   409                   267                   192
              59                   137                   488                 5,302                 2,985                 4,247
          19,615                18,939                19,868                    --                37,288                    --
             622                   618                 1,180                 2,667                 1,885                 2,131
             374                   370                   707                 1,600                 1,131                 1,278
               4                     3                     3                     5                     3                     2
               5                    10                    37                   795                   224                   637
             773                   746                 1,359                    --                 1,469                    --
              62                    61                   118                   267                   189                   213
--------------------------------------------------------------------------------------------------------------------------------
          26,902                26,162                33,573                21,770                62,446                17,250
--------------------------------------------------------------------------------------------------------------------------------
           2,341               123,926               150,497               476,493               970,906               374,093
--------------------------------------------------------------------------------------------------------------------------------






        (165,754)             (633,662)           (1,693,451)             (190,907)              284,276              (212,316)
              --                    (8)                   --                    --                    --                    --
--------------------------------------------------------------------------------------------------------------------------------
        (165,754)             (633,670)           (1,693,451)             (190,907)              284,276              (212,316)
--------------------------------------------------------------------------------------------------------------------------------

       1,212,427               772,070             1,563,729             1,038,415             1,733,036             1,513,303


              --                    77                    --                    --                    --                    --
--------------------------------------------------------------------------------------------------------------------------------

       1,212,427               772,147             1,563,729             1,038,415             1,733,036             1,513,303
--------------------------------------------------------------------------------------------------------------------------------
       1,046,673               138,477              (129,722)              847,508             2,017,312             1,300,987
--------------------------------------------------------------------------------------------------------------------------------
      $1,049,014             $ 262,403               $20,775            $1,324,001            $2,988,218            $1,675,080
================================================================================================================================







See notes to financial statements                         2003 SEMIANNUAL REPORT
                     TIAA-CREF Institutional Mutual Funds o Retirement Class  71

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2003

                                                                           GROWTH &           INTERNATIONAL           LARGE-CAP
                                                                            INCOME               EQUITY                 VALUE
                                                                             FUND                 FUND                   FUND
------------------------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase (decrease) in net assets resulting from operations        $  8,942,932         $  (5,259,519)         $    277,011
  Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash
    used in operating activities:
      Purchases of long-term securities                                  (461,525,924)         (111,774,845)          (35,236,346)
      Proceeds from sales of long-term securities                         414,546,128            45,148,271            26,518,020
      Purchases of short-term investments--net                               1,560,228             5,513,923                 1,223
      Decrease (increase) in receivables                                       43,079              (179,150)              (31,433)
      Increase (decrease) in payables                                        (135,178)              (54,242)               (6,316)
      Net realized (gain) loss on total investments                        43,052,423             5,251,535             1,147,821
      Unrealized (appreciation) depreciation on total investments         (48,613,223)            1,754,150            (1,169,037)
------------------------------------------------------------------------------------------------------------------------------------
  Net cash used in operating activities                                   (42,129,535)          (59,599,877)           (8,499,057)
------------------------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES:

  Proceeds from Fund shares sold                                          108,904,560            68,584,316             8,067,066
  Payments for Fund shares redeemed                                       (31,303,850)           (8,875,239)             (447,106)
  Cash distributions paid                                                    (761,751)             (673,374)               (6,354)
  Exchanges among the various TIAA-CREF
    mutual funds--net                                                      (34,303,000)           (1,210,000)            1,276,951
------------------------------------------------------------------------------------------------------------------------------------
  Net cash provided by financing activities                                42,535,959            57,825,703             8,890,557
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash                                                   406,424            (1,774,174)              391,500


CASH

  Beginning of period                                                         143,384             2,527,813                69,386
------------------------------------------------------------------------------------------------------------------------------------
  End of period                                                          $    549,808         $     753,639          $    460,886
====================================================================================================================================


SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

  Non-cash financing activities not included above:
    Reinvestment of distributions                                        $  2,535,445         $   3,315,220          $    122,251
====================================================================================================================================



72 TIAA-CREF Institutional Mutual Funds o Retirement Class
 2003 SEMIANNUAL REPORT                        See notes to financial statements

                                                        STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

          MID-CAP              MID-CAP              SMALL-CAP              S&P 500             REAL ESTATE         SOCIAL CHOICE
          GROWTH                VALUE                EQUITY                 INDEX              SECURITIES             EQUITY
           FUND                 FUND                  FUND                   FUND                  FUND                FUND
----------------------------------------------------------------------------------------------------------------------------------



      $  1,049,014          $    262,403          $     20,775          $  1,324,001          $  2,988,218          $  1,675,080



       (11,506,000)          (14,870,183)          (30,076,964)          (19,337,790)          (78,927,353)          (12,516,711)
         3,982,435             9,362,772            21,240,380             1,039,206            35,928,328             1,261,967
                (1)                   69               (40,202)                   --           (11,828,076)                   --
            (3,168)              (10,718)              (33,373)              (50,017)             (319,689)              (17,428)
           (99,279)              733,439                (4,287)               (2,660)            1,177,847               (17,790)
           165,754               633,670             1,693,451               190,907              (284,276)              212,316
        (1,212,427)             (772,147)           (1,563,729)           (1,038,415)           (1,733,036)           (1,513,303)
----------------------------------------------------------------------------------------------------------------------------------
        (7,623,672)           (4,660,695)           (8,763,949)          (17,874,768)          (52,998,037)          (10,915,869)
----------------------------------------------------------------------------------------------------------------------------------




         6,295,098             5,580,958             9,968,809            19,933,105            34,042,836            12,094,436
          (637,321)           (2,352,391)           (2,010,146)           (2,213,053)           (1,028,934)           (1,108,401)
               (15)               (2,767)               (2,927)              (50,729)              (28,460)             (116,446)

         2,422,580             1,410,155             1,080,864                    --            19,983,505                    --
----------------------------------------------------------------------------------------------------------------------------------
         8,080,342             4,635,955             9,036,600            17,669,323            52,968,947            10,869,589
----------------------------------------------------------------------------------------------------------------------------------
           456,670               (24,740)              272,651              (205,445)              (29,090)              (46,280)




                --                24,740               213,326               299,345                29,090               255,863
----------------------------------------------------------------------------------------------------------------------------------
      $    456,670          $         --          $    485,977          $     93,900          $         --          $    209,583
==================================================================================================================================





      $      1,784          $     67,389          $     91,715          $    229,020          $    278,261          $    438,019
==================================================================================================================================









See notes to financial statements                         2003 SEMIANNUAL REPORT
                      TIAA-CREF Institutional Mutual Funds o Retirement Class 73

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                           GROWTH & INCOME FUND                     INTERNATIONAL EQUITY FUND
                                                   ---------------------------------         -------------------------------------


                                                       FOR THE            FOR THE                FOR THE                FOR THE
                                                  SIX MONTHS ENDED       YEAR ENDED          SIX MONTHS ENDED         YEAR ENDED
                                                      MARCH 31,         SEPTEMBER 30,           MARCH 31,            SEPTEMBER 30,
                                                        2003                2002                  2003                   2002
----------------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)                                 (UNAUDITED)
CHANGES IN NET ASSETS

OPERATIONS

  Net investment income                            $  3,382,132         $   4,034,717          $  1,746,166          $  3,422,036
  Net realized gain (loss) on total investments     (43,052,423)          (46,455,636)           (5,251,535)          (11,557,759)
  Net change in unrealized appreciation
    (depreciation) on total investments              48,613,223           (68,136,446)           (1,754,150)          (28,927,905)
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations             8,942,932          (110,557,365)           (5,259,519)          (37,063,628)
----------------------------------------------------------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:
    Retirement Class                                       (890)                   --                   (45)                   --
    Institutional Class                              (3,458,418)           (4,013,504)           (3,988,549)           (1,497,783)
    Retail Class                                             --                    --                    --                    --
  From realized gains:
    Retirement Class                                         --                    --                    --                    --
    Institutional Class                                      --                    --                    --                    --
    Retail Class                                             --                    --                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (3,459,308)           (4,013,504)           (3,988,594)           (1,497,783)
----------------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER TRANSACTIONS (NOTE 5)

  Retirement Class                                      702,386                    --               451,924                    --
  Institutional Class                                45,417,976           321,220,558            61,609,107           124,024,727
  Retail Class                                               --                    --                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
  Total shareholder transactions                     46,120,362           321,220,558            62,061,031           124,024,727
----------------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                       51,603,986           206,649,689            52,812,918            85,463,316


NET ASSETS

  Beginning of period                               376,529,440           169,879,751           205,899,007           120,435,691
----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                    $428,133,426         $ 376,529,440          $258,711,925          $205,899,007
==================================================================================================================================








74  TIAA-CREF Institutional Mutual Funds o Retirement Class
2003 SEMIANNUAL REPORT                         See notes to financial statements

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


              LARGE-CAP VALUE FUND                         MID-CAP GROWTH FUND                        MID-CAP VALUE FUND
--------------------------------------------     ---------------------------------------     -------------------------------------
                            FOR THE PERIOD                              FOR THE PERIOD                            FOR THE PERIOD
                           SEPTEMBER 4, 2002                           SEPTEMBER 4, 2002                         SEPTEMBER 4, 2002
          FOR THE            (COMMENCEMENT           FOR THE             (COMMENCEMENT            FOR THE          (COMMENCEMENT
     SIX MONTHS ENDED      OF OPERATIONS) TO     SIX MONTHS ENDED      OF OPERATIONS) TO     SIX MONTHS ENDED    OF OPERATIONS) TO
         MARCH 31,           SEPTEMBER 30,           MARCH 31,           SEPTEMBER 30,           MARCH 31,         SEPTEMBER 30,
           2003                  2002                  2003                  2002                  2003                2002
----------------------------------------------------------------------------------------------------------------------------------
       (UNAUDITED)                                 (UNAUDITED)                                 (UNAUDITED)




       $   255,795           $    17,927           $     2,341            $    1,611           $   123,926           $    10,926
        (1,147,821)             (343,244)             (165,754)               (3,026)             (633,670)              (55,321)

         1,169,037            (1,357,026)            1,212,427              (789,293)              772,147              (923,001)
----------------------------------------------------------------------------------------------------------------------------------
           277,011            (1,682,343)            1,049,014              (790,708)              262,403              (967,396)
----------------------------------------------------------------------------------------------------------------------------------





              (580)                   --                   (16)                   --                  (608)                   --
            (9,574)                   --                    --                    --                (2,883)                   --
          (118,451)                   --                (1,598)                   --               (66,665)                   --

                --                    --                    (2)                   --                    --                    --
                --                    --                    (3)                   --                    --                    --
                --                    --                  (180)                   --                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
          (128,605)                   --                (1,799)                   --               (70,156)                   --
----------------------------------------------------------------------------------------------------------------------------------




           573,314               100,075             2,359,956               100,075               569,187               100,075
         5,806,940               100,075               633,503               100,075             1,342,126               100,075
         2,644,247            19,800,050             5,616,933             9,800,050             2,804,941             9,800,050
----------------------------------------------------------------------------------------------------------------------------------
         9,024,501            20,000,200             8,610,392            10,000,200             4,716,254            10,000,200
----------------------------------------------------------------------------------------------------------------------------------
         9,172,907            18,317,857             9,657,607             9,209,492             4,908,501             9,032,804




        18,317,857                    --             9,209,492                    --             9,032,804                    --
----------------------------------------------------------------------------------------------------------------------------------
       $27,490,764           $18,317,857           $18,867,099           $ 9,209,492           $13,941,305           $ 9,032,804
==================================================================================================================================







See notes to financial statements                         2003 SEMIANNUAL REPORT
                      TIAA-CREF Institutional Mutual Funds o Retirement Class 75

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------



                                                                                 SMALL-CAP EQUITY FUND
                                                                         ---------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                               SEPTEMBER 4, 2002
                                                                              FOR THE            (COMMENCEMENT
                                                                         SIX MONTHS ENDED      OF OPERATIONS) TO
                                                                             MARCH 31,           SEPTEMBER 30,
                                                                               2003                  2002
----------------------------------------------------------------------------------------------------------------
                                                                           (UNAUDITED)


CHANGES IN NET ASSETS

OPERATIONS

  Net investment income                                                    $   150,497             $    30,295
  Net realized gain (loss) on total investments                             (1,693,451)               (209,119)
  Net change in unrealized appreciation (depreciation)
    on total investments                                                     1,563,729              (1,284,846)
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations                                       20,775              (1,463,670)
----------------------------------------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:
    Retirement Class                                                              (370)                     --
    Institutional Class                                                         (4,819)                     --
    Retail Class                                                               (89,453)                     --
  From realized gains:
    Retirement Class                                                                --                      --
    Institutional Class                                                             --                      --
    Retail Class                                                                    --                      --
----------------------------------------------------------------------------------------------------------------
  Total distributions                                                          (94,642)                     --
----------------------------------------------------------------------------------------------------------------


SHAREHOLDER TRANSACTIONS (NOTE 5)

  Retirement Class                                                             715,521                 100,075
  Institutional Class                                                        5,868,810                 100,075
  Retail Class                                                               2,631,708              19,800,050
----------------------------------------------------------------------------------------------------------------
  Total shareholder transactions                                             9,216,039              20,000,200
----------------------------------------------------------------------------------------------------------------
  Total increase in net assets                                               9,142,172              18,536,530


NET ASSETS

  Beginning of period                                                       18,536,530                      --
----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                            $27,678,702             $18,536,530
================================================================================================================






76  TIAA-CREF Institutional Mutual Funds o Retirement Class
2003 SEMIANNUAL REPORT                         See notes to financial statements

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                 S&P 500 INDEX FUND                      REAL ESTATE SECURITIES FUND                 SOCIAL CHOICE EQUITY FUND
----------------------------------------------    ----------------------------------------     ----------------------------------
                              FOR THE PERIOD                              FOR THE PERIOD
                             SEPTEMBER 4, 2002                           SEPTEMBER 4, 2002
            FOR THE            (COMMENCEMENT            FOR THE            (COMMENCEMENT            FOR THE            FOR THE
       SIX MONTHS ENDED      OF OPERATIONS) TO     SIX MONTHS ENDED      OF OPERATIONS) TO     SIX MONTHS ENDED      YEAR ENDED
           MARCH 31,           SEPTEMBER 30,           MARCH 31,           SEPTEMBER 30,           MARCH 31,        SEPTEMBER 30,
             2003                  2002                  2003                  2002                  2003               2002
---------------------------------------------------------------------------------------------------------------------------------
         (UNAUDITED)                                  (UNAUDITED)                                (UNAUDITED)




         $   476,493           $    58,268           $   970,906             $  99,859            $  374,093         $   472,492
            (190,907)                   --               284,276               (12,240)             (212,316)         (2,294,099)
           1,038,415            (3,098,182)            1,733,036              (604,248)            1,513,303          (7,238,720)
---------------------------------------------------------------------------------------------------------------------------------
           1,324,001            (3,039,914)            2,988,218              (516,629)            1,675,080          (9,060,327)
---------------------------------------------------------------------------------------------------------------------------------





                (481)                   --                (3,057)                 (215)                 (395)                 --
            (279,268)                   --              (249,009)                 (237)             (554,070)           (329,372)
                  --                    --              (418,323)              (42,488)                   --                  --

                  --                    --                  (142)                   --                    --                  --
                  --                    --                (7,245)                   --                    --                  --
                  --                    --               (32,562)                   --                    --                  --
---------------------------------------------------------------------------------------------------------------------------------
            (279,749)                   --              (710,338)              (42,940)             (554,465)           (329,372)
---------------------------------------------------------------------------------------------------------------------------------




             960,634               100,075               541,227               100,075               435,746                  --
          17,007,697            44,900,075            45,663,584               100,075            10,988,308          19,110,443
                  --                    --             7,213,498            19,800,050                    --                  --
---------------------------------------------------------------------------------------------------------------------------------
          17,968,331            45,000,150            53,418,309            20,000,200            11,424,054          19,110,443
---------------------------------------------------------------------------------------------------------------------------------
          19,012,583            41,960,236            55,696,189            19,440,631            12,544,669           9,720,744




          41,960,236                    --            19,440,631                    --            36,180,344          26,459,600
---------------------------------------------------------------------------------------------------------------------------------
         $60,972,819           $41,960,236           $75,136,820           $19,440,631           $48,725,013         $36,180,344
=================================================================================================================================




See notes to financial statements                         2003 SEMIANNUAL REPORT
                      TIAA-CREF Institutional Mutual Funds o Retirement Class 77

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------



                                                                               GROWTH & INCOME FUND
                                         -------------------------------------------------------------------------------------------
                                         RETIREMENT CLASS                               INSTITUTIONAL CLASS
                                         ----------------  -------------------------------------------------------------------------

                                                                                                                     FOR THE PERIOD
                                          FOR THE PERIOD                                                                JUNE 14,
                                          OCTOBER 1, 2002                                                            (COMMENCEMENT
                                          (COMMENCEMENT        FOR THE SIX      FOR THE YEARS ENDED SEPTEMBER 30,  OF OPERATIONS) TO
                                         OF OPERATIONS) TO    MONTHS ENDED    ------------------------------------    SEPTEMBER 30,
                                         MARCH 31, 2003(a)  MARCH 31, 2003(a)  2002           2001           2000         1999(a)
------------------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)        (UNAUDITED)

SELECTED PER SHARE DATA

  Net asset value, beginning of period        $6.14            $   6.14       $   7.91      $  11.24        $ 9.76      $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                      0.04(b)             0.05(b)        0.09(b)       0.09           0.10        0.04
    Net realized and unrealized gain
      (loss) on total investments              0.15                0.15          (1.78)        (3.15)          1.49       (0.25)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                                 0.19                0.20          (1.69)        (3.06)          1.59       (0.21)
------------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
    Net investment income                     (0.03)              (0.05)         (0.08)        (0.09)         (0.10)      (0.03)
    Net realized gains                           --                  --             --         (0.18)         (0.01)         --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                         (0.03)              (0.05)         (0.08)        (0.27)         (0.11)      (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $6.30            $   6.29       $    6.14     $   7.91        $ 11.24     $  9.76
====================================================================================================================================

TOTAL RETURN                                   3.01%               3.25%        (21.51)%      (27.66)%        16.18%      (2.05)

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                            $ 705            $427,429       $376,529      $169,880        $65,334     $25,174
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement                   0.21%               0.07%          0.29%         0.44%          0.78%       0.38
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                   0.21%               0.07%          0.22%         0.22%          0.22%       0.07
  Ratio of net investment income
    to average net assets                      0.57%               0.81%          1.18%         1.10%          1.02%       0.36
  Portfolio turnover rate                     97.17%              97.17%        127.75%        49.56%         37.95%      10.95
====================================================================================================================================

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.








78  TIAA-CREF Institutional Mutual Funds o Retirement Class
2003 SEMIANNUAL REPORT                         See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                        INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------
      RETIREMENT CLASS                                         INSTITUTIONAL CLASS
      ----------------  ------------------------------------------------------------------------------------------

                                                                                                 FOR THE PERIOD
        FOR THE PERIOD                                                                            JUNE 14, 1999
       OCTOBER 1, 2002                                                                            (COMMENCEMENT
        (COMMENCEMENT               FOR THE           FOR THE YEARS ENDED SEPTEMBER 30,        OF OPERATIONS) TO
      OF OPERATIONS) TO         SIX MONTHS ENDED   -----------------------------------------      SEPTEMBER 30,
       MARCH 31, 2003(a)        MARCH 31, 2003(a)    2002            2001             2000           1999(a)
------------------------------------------------------------------------------------------------------------------
       (UNAUDITED)                 (UNAUDITED)



          $ 6.86                   $   6.86        $   8.08         $  12.55        $ 10.66         $ 10.00
------------------------------------------------------------------------------------------------------------------

            0.06(b)                    0.15(b)         0.15(b)          0.10           0.07            0.04

           (0.16)                     (0.24)          (1.29)           (4.06)          1.94            0.62
------------------------------------------------------------------------------------------------------------------

           (0.10)                     (0.09)          (1.14)           (3.96)          2.01            0.66
------------------------------------------------------------------------------------------------------------------

              --                      (0.12)          (0.08)           (0.04)         (0.05)             --
              --                         --              --            (0.47)         (0.07)             --
------------------------------------------------------------------------------------------------------------------
              --                      (0.12)          (0.08)           (0.51)         (0.12)             --
------------------------------------------------------------------------------------------------------------------
          $ 6.76                   $   6.65        $   6.86         $   8.08        $ 12.55         $ 10.66
==================================================================================================================

           (1.42)%                    (1.41)%        (14.28)%         (32.63)%        18.58%           6.60%




          $  450                   $258,262        $205,899         $120,436        $83,841         $27,472


            0.24%                      0.10%           0.44%            0.52%          0.70%           0.39%


            0.24%                      0.10%           0.29%            0.29%          0.29%           0.09%

            0.89%                      2.20%           1.80%            1.51%          0.94%           0.45%
           23.24%                     23.24%          77.63%           77.83%        105.37%          21.35%
==================================================================== =============================================









See notes to financial statements                         2003 SEMIANNUAL REPORT
                     TIAA-CREF Institutional Mutual Funds o Retirement Class  79

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------



                                                                          LARGE-CAP VALUE FUND
                                      ----------------------------------------------------------------------------------------------
                                            RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                      ------------------------------- ------------------------------- ------------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                   SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                                    (COMMENCEMENT OF                (COMMENCEMENT OF                (COMMENCEMENT OF
                                       FOR THE SIX   OPERATIONS) TO    FOR THE SIX   OPERATIONS) TO   FOR THE SIX     OPERATIONS) TO
                                       MONTHS ENDED   SEPTEMBER  30,   MONTHS ENDED   SEPTEMBER  30,  MONTHS ENDED    SEPTEMBER  30,
                                     MARCH 31, 2003(a)    2002(a)    MARCH 31, 2003(a)    2002(a)   MARCH 31, 2003(a)     2002(a)
------------------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period      $9.16          $10.00           $9.16          $10.00           $9.16          $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income(b)                 0.10            0.01            0.12            0.01            0.10            0.01
    Net realized and unrealized gain
      (loss) on total investments            0.23           (0.85)           0.20           (0.85)           0.20           (0.85)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               0.33           (0.84)           0.32           (0.84)           0.30           (0.84)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.06)             --           (0.04)             --           (0.06)             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.06)             --           (0.04)             --           (0.06)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period            $9.43           $9.16           $9.44           $9.16           $9.40           $9.16
====================================================================================================================================

TOTAL RETURN                                 3.44%          (8.40)%          3.32%          (8.40)%          3.09%          (8.40)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                          $ 659            $ 92          $5,699            $ 92         $21,132         $18,135
  Ratio of expenses to average
    net assets                               0.21%           0.03%           0.07%           0.01%           0.22%           0.03%
  Ratio of net investment income
    (loss) to average net assets             1.02%           0.09%           1.19%           0.11%           1.06%           0.09%
  Portfolio turnover rate                  101.26%          25.09%         101.26%          25.09%         101.26%          25.09%
====================================================================================================================================

(a) The  percentages  shown for this  period are not  annualized.
(b) Based on average shares outstanding.



80   TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 SEMIANNUAL REPORT               See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                    MID-CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                     RETIREMENT CLASS                INSTITUTIONAL CLASS                 RETAIL CLASS
               --------------------------------- ------------------------------- ----------------------------------
                                FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                             SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                             (COMMENCEMENT OF                 (COMMENCEMENT OF               (COMMENCEMENT OF
                FOR THE SIX    OPERATIONS) TO     FOR THE SIX   OPERATIONS) TO  FOR THE SIX    OPERATIONS) TO
                MONTHS ENDED    SEPTEMBER 30,     MONTHS ENDED   SEPTEMBER 30,  MONTHS ENDED    SEPTEMBER 30,
              MARCH 31, 2003(a)     2002(a)    MARCH 31,  2003(a)   2002(a)   MARCH 31, 2003(a)     2002(a)
-------------------------------------------------------------------------------------------------------------------
                  (UNAUDITED)                      (UNAUDITED)                     (UNAUDITED)


                      $9.21          $10.00           $9.21          $10.00           $9.21          $10.00
-------------------------------------------------------------------------------------------------------------------

                         --              --            0.02              --              --              --

                       1.04           (0.79)           1.04           (0.79)           1.04           (0.79)
-------------------------------------------------------------------------------------------------------------------

                       1.04           (0.79)           1.06           (0.79)           1.04           (0.79)
-------------------------------------------------------------------------------------------------------------------

                         --              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------
                         --              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------
                     $10.25           $9.21          $10.27           $9.21          $10.25           $9.21
===================================================================================================================

                      11.31%          (7.90)%         11.51%          (7.90)%         11.31%          (7.90)%




                     $2,466            $ 92           $ 761            $ 92         $15,640          $9,025

                       0.20%           0.03%           0.07%           0.01%           0.22%           0.03%

                      (0.01)%          0.02%           0.16%           0.04%           0.02%           0.02%
                      30.90%          18.61%          30.90%          18.61%          30.90%          18.61%
===================================================================================================================






See notes to financial statements               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds o Retirement Class  81

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------



                                                                           MID-CAP VALUE FUND
                                     -----------------------------------------------------------------------------------------------
                                            RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                     ------------------------------- ------------------------------- -------------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                   SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                                    (COMMENCEMENT OF                (COMMENCEMENT OF                (COMMENCEMENT OF
                                       FOR THE SIX   OPERATIONS) TO    FOR THE SIX   OPERATIONS) TO   FOR THE SIX     OPERATIONS) TO
                                       MONTHS ENDED   SEPTEMBER  30,   MONTHS ENDED   SEPTEMBER  30,  MONTHS ENDED    SEPTEMBER  30,
                                     MARCH 31, 2003(a)    2002(a)    MARCH 31, 2003(a)    2002(a)   MARCH 31, 2003(a)     2002(a)
------------------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period      $9.03          $10.00           $9.03          $10.00           $9.03          $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income(b)                 0.09            0.01            0.11            0.01            0.09            0.01
    Net realized and unrealized gain
      (loss) on total investments            0.34           (0.98)           0.34           (0.98)           0.35           (0.98)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               0.43           (0.97)           0.45           (0.97)           0.44           (0.97)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.06)             --           (0.04)             --           (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.06)             --           (0.04)             --           (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period            $9.40           $9.03           $9.44           $9.03           $9.42           $9.03
====================================================================================================================================

TOTAL RETURN                                 4.74%          (9.70)%          4.95%          (9.70)%          4.90%          (9.70)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                          $ 663            $ 90          $1,420            $ 90         $11,859          $8,852
  Ratio of expenses to average
    net assets                               0.21%           0.03%           0.07%           0.01%           0.22%           0.03%
  Ratio of net investment income
    to average net assets                    0.94%           0.12%           1.11%           0.14%           0.99%           0.11%
  Portfolio turnover rate                   82.24%          15.01%          82.24%          15.01%          82.24%          15.01%
====================================================================================================================================
(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.



82  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 SEMIANNUAL REPORT

                                                                                               FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------



                                                   SMALL-CAP EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
                     RETIREMENT CLASS                INSTITUTIONAL CLASS                 RETAIL CLASS
              -------------------------------- ------------------------------- ------------------------------------
                                FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                             SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                             (COMMENCEMENT OF                 (COMMENCEMENT OF               (COMMENCEMENT OF
                FOR THE SIX    OPERATIONS) TO     FOR THE SIX   OPERATIONS) TO  FOR THE SIX    OPERATIONS) TO
                MONTHS ENDED    SEPTEMBER 30,     MONTHS ENDED   SEPTEMBER 30,  MONTHS ENDED    SEPTEMBER 30,
              MARCH 31, 2003(a)     2002(a)    MARCH 31, 2003(a)    2002(a)   MARCH 31, 2003(a)     2002(a)
-------------------------------------------------------------------------------------------------------------------
                  (UNAUDITED)                      (UNAUDITED)                     (UNAUDITED)


                      $9.27          $10.00           $9.27          $10.00           $9.27         $ 10.00
-------------------------------------------------------------------------------------------------------------------

                       0.06            0.01            0.07            0.02            0.06            0.02

                       0.12           (0.74)           0.11           (0.75)           0.12           (0.75)
-------------------------------------------------------------------------------------------------------------------

                       0.18           (0.73)           0.18           (0.73)           0.18           (0.73)
-------------------------------------------------------------------------------------------------------------------

                      (0.04)             --           (0.02)             --           (0.04)             --
-------------------------------------------------------------------------------------------------------------------
                      (0.04)             --           (0.02)             --           (0.04)             --
-------------------------------------------------------------------------------------------------------------------
                      $9.41           $9.27           $9.43           $9.27          $ 9.41          $ 9.27
===================================================================================================================

                       1.89%          (7.30)%          2.08%          (7.30)%          1.92%          (7.30)%




                      $ 815            $ 93          $5,769            $ 93         $21,095         $18,351

                       0.21%           0.03%           0.07%           0.01%           0.15%           0.02%

                       0.66%           0.15%           0.76%           0.17%           0.62%           0.16%
                      95.20%          14.52%          95.20%          14.52%          95.20%          14.52%
===================================================================================================================





See notes to financial statements      2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds o Retirement Class  83

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------


                                                                                           S&P 500 INDEX FUND
                                                                   -----------------------------------------------------------------
                                                                            RETIREMENT CLASS               INSTITUTIONAL CLASS
                                                                   --------------------------------- -------------------------------
                                                                                     FOR THE PERIOD                  FOR THE PERIOD
                                                                                   SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                                                                   (COMMENCEMENT OF                 (COMMENCEMENT OF
                                                                       FOR THE SIX   OPERATIONS) TO   FOR THE SIX     OPERATIONS) TO
                                                                      MONTHS ENDED   SEPTEMBER  30,  MONTHS ENDED    SEPTEMBER  30,
                                                                    MARCH 31, 2003(a)    2002(a)   MARCH 31, 2003(a)     2002(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        (UNAUDITED)                    (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period                                     $ 9.32          $10.00          $ 9.32         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income(b)                                                 0.07            0.01            0.09            0.01
    Net realized and unrealized gain (loss) on total investments             0.39           (0.69)           0.38           (0.69)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment operations                               0.46           (0.68)           0.47           (0.68)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                                   (0.05)             --           (0.05)             --
    Net realized gains                                                         --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (0.05)             --           (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                           $ 9.73          $ 9.32          $ 9.74          $ 9.32
====================================================================================================================================

TOTAL RETURN                                                                 4.90%          (6.80)%          5.04%          (6.80)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)                               $1,023            $ 93         $59,950         $41,867
  Ratio of expenses to average net assets                                    0.18%           0.03%           0.04%           0.01%
  Ratio of net investment income to average net assets                       0.75%           0.11%           0.89%           0.13%
  Portfolio turnover rate                                                    2.15%           0.00%           2.15%           0.00%
====================================================================================================================================
(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

84  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 SEMIANNUAL REPORT                See notes to financial statements

                                                                                               FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------


                                                REAL ESTATE SECURITIES FUND
             ------------------------------------------------------------------------------------------------------
                     RETIREMENT CLASS                INSTITUTIONAL CLASS                 RETAIL CLASS
             --------------------------------- ------------------------------- ------------------------------------
                                FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                             SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                             (COMMENCEMENT OF                 (COMMENCEMENT OF               (COMMENCEMENT OF
                FOR THE SIX    OPERATIONS) TO     FOR THE SIX   OPERATIONS) TO  FOR THE SIX    OPERATIONS) TO
               MONTHS ENDED    SEPTEMBER 30,     MONTHS ENDED   SEPTEMBER 30,  MONTHS ENDED    SEPTEMBER 30,
             MARCH 31, 2003(a)     2002(a)    MARCH 31, 2003(a)    2002(a)   MARCH 31, 2003(a)     2002(a)
-------------------------------------------------------------------------------------------------------------------
                 (UNAUDITED)                      (UNAUDITED)                     (UNAUDITED)


                     $ 9.72          $10.00          $ 9.72          $10.00          $ 9.72         $ 10.00
-------------------------------------------------------------------------------------------------------------------

                       0.29            0.05            0.28            0.05            0.22            0.05
                       0.17           (0.31)           0.17           (0.31)           0.22           (0.31)
-------------------------------------------------------------------------------------------------------------------
                       0.46           (0.26)           0.45           (0.26)           0.44           (0.26)
-------------------------------------------------------------------------------------------------------------------

                      (0.12)          (0.02)          (0.10)          (0.02)          (0.17)          (0.02)
                      (0.01)             --           (0.01)             --           (0.01)             --
-------------------------------------------------------------------------------------------------------------------
                      (0.13)          (0.02)          (0.11)          (0.02)          (0.18)          (0.02)
-------------------------------------------------------------------------------------------------------------------
                     $10.05          $ 9.72         $ 10.06          $ 9.72          $ 9.98          $ 9.72
===================================================================================================================

                       4.86%          (2.58)%          4.72%          (2.56)%          4.57%          (2.59)%



                      $ 653            $ 97         $47,279            $ 97         $27,205         $19,246
                       0.22%           0.03%           0.07%           0.01%           0.22%           0.03%
                       2.97%           0.51%           2.87%           0.53%           2.32%           0.50%
                      99.31%          15.45%          99.31%          15.45%          99.31%          15.45%
===================================================================================================================



See notes to financial statements               2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds o Retirement Class  85

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------



                                                                        SOCIAL CHOICE EQUITY FUND
                                   -------------------------------------------------------------------------------------------------
                                    RETIREMENT CLASS                               INSTITUTIONAL CLASS
                                   ------------------ ------------------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                     FOR THE PERIOD                                                                  JUNE 14, 1999
                                     OCTOBER 1, 2002                                                                 (COMMENCEMENT
                                     (COMMENCEMENT       FOR THE SIX         FOR THE YEARS ENDED SEPTEMBER 30,     OF OPERATIONS) TO
                                    OF OPERATIONS) TO    MONTHS ENDED      --------------------------------------     SEPTEMBER 30,
                                    MARCH 31, 2003(a)  MARCH 31, 2003(a)    2002            2001            2000        1999(a)
------------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)     (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period     $ 6.41          $ 6.41          $ 8.03         $ 11.16          $ 9.86         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                    0.05(b)         0.12(b)         0.11(b)         0.10            0.11            0.04
    Net realized and unrealized gain
      (loss) on total investments            0.29            0.21           (1.64)          (2.94)           1.25           (0.18)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               0.34            0.33           (1.53)          (2.84)           1.36           (0.14)
------------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
    Net investment income                   (0.03)          (0.09)          (0.09)          (0.11)          (0.06)             --
    Net realized gains                         --              --              --           (0.18)             --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.03)          (0.09)          (0.09)          (0.29)          (0.06)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period            $6.72          $ 6.65          $ 6.41          $ 8.03         $ 11.16          $ 9.86
====================================================================================================================================

TOTAL RETURN                                 5.22%           5.18%         (19.34)%        (25.99)%         13.84%          (1.40)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                          $ 439         $48,286         $36,180         $26,460         $29,307         $24,731
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement                 0.18%           0.04%           0.81%           0.97%           0.90%           0.37%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                 0.18%           0.04%           0.18%           0.18%           0.18%           0.05%
  Ratio of net investment income
    to average net assets                    0.71%           1.76%           1.34%           1.12%           1.00%           0.37%
  Portfolio turnover rate                    2.95%           2.95%          21.71%           4.96%          16.22%           0.06%
====================================================================================================================================

(a) The percentages shown for this period are not annualized.
(b) Based on average shares outstanding.

86  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 SEMIANNUAL REPORT                See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Institutional Mutual Funds is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. It currently consists of twenty-three series. These financial statements include the Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, S&P 500 Index, Real Estate Securities and Social Choice Equity Funds (the "Funds"). The Growth & Income, International Equity, and Social Choice Equity Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA"). The remaining six Funds commenced operations on September 4, 2002 with a seed money investment by TIAA as indicated below. In addition, the Growth & Income, International Equity, and Social Choice Equity Funds opened a Retirement Class on October 1, 2002 with a $100,000 seed money investment in each class by TIAA. At March 31, 2003, TIAA had remaining seed money investments as follows:

                                  TOTAL SEED
                                     MONEY               VALUE OF TIAA'S SEED MONEY INVESTMENT AT MARCH 31, 2003
                                  INVESTMENT     -------------------------------------------------------------------
                                 MADE BY TIAA      RETIREMENT        INSTITUTIONAL     RETAIL
                                  DURING 2002         CLASS              CLASS          CLASS             TOTAL
                                --------------   --------------    ---------------  --------------   ---------------
Growth & Income Fund              $   100,000       $103,006        $        --      $         --      $   103,006
International Equity Fund             100,000         98,585                 --                --           98,585
Large-Cap Value Fund               20,000,000         94,751             94,638        18,697,150       18,886,539
Mid-Cap Growth Fund                10,000,000        102,518            102,702        10,046,510       10,251,730
Mid-Cap Value Fund                 10,000,000         94,584             94,769         9,282,685        9,472,038
Small-Cap Equity Fund              20,000,000         94,452             94,632        18,706,146       18,895,230
S&P 500 Index Fund                 45,000,000         97,768         43,954,077                --       44,051,845
Real Estate Securities Fund        20,000,000        102,146            102,032        20,169,741       20,373,919
Social Choice Equity Fund             100,000        105,220         14,267,362(1)             --       14,372,582

(1) Remaining amount from original seed money investment by TIAA on June 14, 1999.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc.("TPIS"), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, Inc., a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the
National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Money market instruments are valued at fair market value. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund's net asset value is calculated.



                                                          2003 SEMIANNUAL REPORT
                      TIAA-CREF Institutional Mutual Funds o Retirement Class 87

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income and Real Estate Securities Funds where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

NOTE 2. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Under the terms of a Distribution Plan, the Retirement Class of the Funds indicated below are permitted to reimburse TPIS up to the indicated annual fee based on average daily net assets of the Fund's Retirement Class for certain promotional expenses of selling the Retirement Class shares. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Advisors will receive the following annual percentages of each Fund's/Class' average daily net assets for investment management fees, reimbursement of distribution plan expenses and service agreement fees:







88 TIAA-CREF Institutional Mutual Funds o Retirement Class
2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 2. MANAGEMENT AGREEMENT (CONCLUDED)

                                   INVESTMENT
                                   MANAGEMENT       DISTRIBUTION
                                       FEE               FEE                       SERVICE AGREEMENT FEE
                                --------------------------------------------------------------------------------------
                                       ALL           RETIREMENT       RETIREMENT       INSTITUTIONAL         RETAIL
                                     CLASSES           CLASS           CLASS (a)           CLASS              CLASS
                                ----------------   --------------   --------------   ------------------   ------------
Growth & Income Fund                   0.08%             0.04%            0.29%             0.04%              --
International Equity Fund              0.09%             0.04%            0.29%             0.03%              --
Large-Cap Value Fund                   0.08%             0.04%            0.29%             0.04%             0.33%
Mid-Cap Growth Fund                    0.08%             0.04%            0.29%             0.04%             0.33%
Mid-Cap Value Fund                     0.08%             0.04%            0.29%             0.04%             0.33%
Small-Cap Equity Fund                  0.08%             0.04%            0.29%             0.04%             0.19%
S&P 500 Index Fund                     0.04%             0.04%            0.27%             0.02%              --
Real Estate Securities Fund            0.09%             0.04%            0.29%             0.04%             0.33%
Social Choice Equity Fund              0.04%             0.04%            0.27%             0.02%              --

(a) Effective May 1, 2003, the service agreement fee for the Retirement Class of each Fund will be increased to 0.34%.

Various other expenses are borne directly by the Funds/Classes.

NOTE 3. INVESTMENTS

At March 31, 2003, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                   NET UNREALIZED
                                    GROSS UNREALIZED       GROSS UNREALIZED        APPRECIATION
                                      APPRECIATION           DEPRECIATION         (DEPRECIATION)
                                  -------------------     ------------------     -----------------
Growth & Income Fund                   $6,181,881            $49,585,033          $(43,403,152)
International Equity Fund               3,966,546             59,426,623           (55,460,077)
Large-Cap Value Fund                    1,033,885              1,221,874              (187,989)
Mid-Cap Growth Fund                     1,268,866                845,732               423,134
Mid-Cap Value Fund                        502,395                653,326              (150,931)
Small-Cap Equity Fund                   2,048,468              1,769,585               278,883
S&P 500 Index Fund                      2,223,475              4,283,242            (2,059,767)
Real Estate Securities Fund             1,999,742                870,954             1,128,788
Social Choice Equity Fund               1,764,152             14,054,432           (12,290,280)

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the Funds for the six months ended March 31, 2003, were as follows:


                                                             NON-GOVERNMENT             NON-GOVERNMENT
                                                               PURCHASES                    SALES
                                                             -------------              --------------
Growth & Income Fund                                          $459,498,907               $413,829,169
International Equity Fund                                      121,034,902                 54,183,400
Large-Cap Value Fund                                            33,036,434                 23,915,097
Mid-Cap Growth Fund                                             12,033,253                  3,936,253
Mid-Cap Value Fund                                              14,720,678                  9,977,031
Small-Cap Equity Fund                                           31,628,800                 22,494,183
S&P 500 Index Fund                                              19,184,507                  1,144,759
Real Estate Securities Fund                                     83,837,498                 34,620,220
Social Choice Equity Fund                                       12,517,955                  1,262,463




                                                          2003 SEMIANNUAL REPORT
                      TIAA-CREF Institutional Mutual Funds o Retirement Class 89

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

NOTE 4. TRUSTEE FEES

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

NOTE 5. SHAREHOLDER TRANSACTIONS

                                                       GROWTH & INCOME FUND
                                ------------------------------------------------
                                FOR THE PERIOD OCTOBER 1, 2002
                                       (COMMENCEMENT OF
                                        OPERATIONS) TO
                                        MARCH 31, 2003
                                ------------------------------
                                   AMOUNT             SHARES
                                ------------       -----------
RETIREMENT CLASS:

Seed money subscriptions        $    100,000            16,298
Subscriptions                        603,151            95,695
Reinvestment of distributions            331                50
Redemptions                           (1,096)             (162)
                                ------------       -----------
Net increase                    $    702,386           111,881
                                ============       ===========

                                      FOR THE SIX MONTHS                  FOR THE YEAR
                                             ENDED                            ENDED
                                         MARCH 31, 2003                 SEPTEMBER 30, 2002
                                ------------------------------       --------------------------
                                   AMOUNT            SHARES             AMOUNT         SHARES
                                ------------      ------------       -----------    -----------
INSTITUTIONAL CLASS:

Subscriptions                   $108,488,616        16,441,193       $319,981,259    39,814,454
Reinvestment of distributions      2,535,114           399,311          1,695,096       210,046
Exchanges                        (34,303,000)       (5,296,176)        16,996,206     2,059,959
Redemptions                      (31,302,754)       (4,871,241)       (17,452,003)   (2,276,562)
                                ------------      ------------       ------------  ------------
Net increase                    $ 45,417,976         6,673,087       $321,220,558    39,807,897
                                ============      ============       ============  ============













90 TIAA-CREF Institutional Mutual Funds o Retirement Class
2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                 INTERNATIONAL EQUITY FUND
                                ------------------------------------------------
                                FOR THE PERIOD OCTOBER 1, 2002
                                       (COMMENCEMENT OF
                                        OPERATIONS) TO
                                        MARCH 31, 2003
                                ------------------------------
                                   AMOUNT            SHARES
                                -----------        -----------
RETIREMENT CLASS:

Seed money subscriptions        $   100,000             14,588
Subscriptions                       814,054            120,632
Reinvestment of distributions            45                  6
Redemptions                        (462,175)           (68,605)
                                -----------        -----------
Net increase                    $   451,924             66,621
                                ===========        ===========

                                      FOR THE SIX MONTHS                      FOR THE YEAR
                                            ENDED                                 ENDED
                                        MARCH 31, 2003                      SEPTEMBER 30, 2002
                                ------------------------------        ------------------------------
                                   AMOUNT            SHARES              AMOUNT            SHARES
                                -----------        -----------        ------------       -----------
INSTITUTIONAL CLASS:

Subscriptions                   $67,916,996          9,656,473        $128,236,460        15,503,332
Reinvestment of distributions     3,315,175            469,424           1,220,220           143,724
Exchanges                        (1,210,000)          (172,164)          3,682,310           483,349
Redemptions                      (8,413,064)        (1,128,443)         (9,114,263)       (1,040,034)
                                -----------        -----------        ------------       -----------
Net increase                    $61,609,107          8,825,290        $124,024,727        15,090,371
                                ===========        ===========        ============       ===========

















                                                          2003 SEMIANNUAL REPORT
                      TIAA-CREF Institutional Mutual Funds o Retirement Class 91

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                  LARGE-CAP VALUE FUND
                                -----------------------------------------------------------
                                                                         FOR THE PERIOD
                                                                        SEPTEMBER 4, 2002
                                      FOR THE SIX MONTHS               (COMMENCEMENT OF
                                           ENDED                       OPERATIONS) TO
                                       MARCH 31, 2003                 SEPTEMBER 30, 2002
                                ----------------------------    ---------------------------
                                   AMOUNT          SHARES          AMOUNT         SHARES
                                ------------    ------------    ------------   ------------
RETIREMENT CLASS:

Seed money subscriptions        $         --              --    $    100,000         10,000
Subscriptions                        889,044          93,612              75              8
Reinvestment of distributions            580              59              --             --
Redemptions                         (316,310)        (33,721)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $    573,314          59,950    $    100,075         10,008
                                ============    ============    ============   ============
INSTITUTIONAL CLASS:

Seed money subscriptions        $         --              --    $    100,000         10,000
Subscriptions                      5,904,276         604,181              75              8
Reinvestment of distributions          3,501             353              --             --
Redemptions                         (100,837)        (10,523)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $  5,806,940         594,011    $    100,075         10,008
                                ============    ============    ============   ============
RETAIL CLASS:

Seed money subscriptions        $         --              --    $ 19,800,000      1,980,000
Subscriptions                      1,279,085         130,470              50              5
Reinvestment of distributions        118,170          11,938              --             --
Exchanges                          1,276,951         129,991              --             --
Redemptions                          (29,959)         (3,195)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $  2,644,247         269,204    $ 19,800,050      1,980,005
                                ============    ============    ============   ============







92  TIAA-CREF Institutional Mutual Funds o Retirement Class
2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)



NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                       MID-CAP GROWTH FUND
                                -----------------------------------------------------------------
                                                                             FOR THE PERIOD
                                      FOR THE SIX MONTHS                    SEPTEMBER 4, 2002
                                             ENDED                    (COMMENCEMENT OF OPERATIONS)
                                        MARCH 31, 2003                  TO SEPTEMBER 30, 2002
                                ----------------------------        ------------------------------
                                   AMOUNT           SHARES             AMOUNT           SHARES
                                -----------      -----------        -----------      -----------
RETIREMENT CLASS:

Seed money subscriptions        $        --               --        $   100,000           10,000
Subscriptions                     2,527,492          247,293                 75                8
Reinvestment of distributions            17                2                 --               --
Redemptions                        (167,553)         (16,789)                --               --
                                -----------      -----------        -----------      -----------
Net increase                    $ 2,359,956          230,506        $   100,075           10,008
                                ===========      ===========        ===========      ===========
INSTITUTIONAL CLASS:

Seed money subscriptions        $        --               --        $   100,000           10,000
Subscriptions                       690,217           69,838                 75                8
Reinvestment of distributions             3               --                 --               --
Redemptions                         (56,717)          (5,745)                --               --
                                -----------      -----------        -----------      -----------
Net increase                    $   633,503           64,093        $   100,075           10,008
                                ===========      ===========        ===========      ===========
RETAIL CLASS:

Seed money subscriptions        $        --               --        $ 9,800,000          980,000
Subscriptions                     3,605,640          350,525                 50                5
Reinvestment of distributions         1,764              176                 --               --
Exchanges                         2,422,580          237,181                 --               --
Redemptions                        (413,051)         (42,094)                --               --
                                -----------      -----------        -----------      -----------
Net increase                    $ 5,616,933          545,788        $ 9,800,050          980,005
                                ===========      ===========        ===========      ===========






                                               2003 SEMIANNUAL REPORT  TIAA-CREF
                                Institutional Mutual Funds o Retirement Class 93

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)



NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                 MID-CAP VALUE FUND
                               --------------------------------------------------------
                                                                     FOR THE PERIOD
                                                                   SEPTEMBER 4, 2002
                                     FOR THE SIX MONTHS           (COMMENCEMENT OF
                                           ENDED                   OPERATIONS) TO
                                       MARCH 31, 2003             SEPTEMBER 30, 2002
                                --------------------------    -------------------------
                                   AMOUNT        SHARES          AMOUNT       SHARES
                                -----------    -----------    -----------   -----------
RETIREMENT CLASS:

Seed money subscriptions        $        --             --    $   100,000        10,000
Subscriptions                       569,441         60,507             75             8
Reinvestment of distributions           608             62             --            --
Redemptions                            (862)           (92)            --            --
                                -----------    -----------    -----------   -----------
Net increase                    $   569,187         60,477    $   100,075        10,008
                                ===========    ===========    ===========   ===========
INSTITUTIONAL CLASS:

Seed money subscriptions        $        --             --    $   100,000        10,000
Subscriptions                     1,392,520        145,710             75             8
Reinvestment of distributions           527             54             --            --
Redemptions                         (50,921)        (5,417)            --            --
                                -----------    -----------    -----------   -----------
Net increase                    $ 1,342,126        140,347    $   100,075        10,008
                                ===========    ===========    ===========   ===========
RETAIL CLASS:

Seed money subscriptions        $        --             --    $ 9,800,000       980,000
Subscriptions                     3,629,140        368,762             50             5
Reinvestment of distributions        66,254          6,804             --            --
Exchanges                         1,410,154        144,745             --            --
Redemptions                      (2,300,607)      (240,954)            --            --
                                -----------    -----------    -----------   -----------
Net increase                    $ 2,804,941        279,357    $ 9,800,050       980,005
                                ===========    ===========    ===========   ===========







94  TIAA-CREF Institutional Mutual Funds o Retirement Class
2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                    SMALL-CAP EQUITY FUND
                                -----------------------------------------------------------
                                                                      FOR THE PERIOD
                                                                     SEPTEMBER 4, 2002
                                      FOR THE SIX MONTHS            (COMMENCEMENT OF
                                             ENDED                     OPERATIONS) TO
                                        MARCH 31, 2003               SEPTEMBER 30, 2002
                                ----------------------------    ---------------------------
                                   AMOUNT          SHARES          AMOUNT         SHARES
                                ------------    ------------    ------------   ------------
RETIREMENT CLASS:

Seed money subscriptions        $         --              --    $    100,000         10,000
Subscriptions                        917,394          98,393              75              8
Reinvestment of distributions            370              37              --             --
Redemptions                         (202,243)        (21,817)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $    715,521          76,613    $    100,075         10,008
                                ============    ============    ============   ============
INSTITUTIONAL CLASS:

Seed money subscriptions        $         --              --    $    100,000         10,000
Subscriptions                      6,410,650         658,906              75              8
Reinvestment of distributions          2,154             218              --             --
Redemptions                         (543,994)        (57,611)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $  5,868,810         601,513    $    100,075         10,008
                                ============    ============    ============   ============
RETAIL CLASS:

Seed money subscriptions        $         --              --    $ 19,800,000      1,980,000
Subscriptions                      2,725,562         271,596              50              5
Reinvestment of distributions         89,191           9,060              --             --
Exchanges                          1,080,864         110,754              --             --
Redemptions                       (1,263,909)       (129,569)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $  2,631,708         261,841    $ 19,800,050      1,980,005
                                ============    ============    ============   ============

                                                   S&P 500 INDEX FUND
                                -----------------------------------------------------------
                                                                       FOR THE PERIOD
                                                                      SEPTEMBER 4, 2002
                                     FOR THE SIX MONTHS              (COMMENCEMENT OF
                                             ENDED                     OPERATIONS) TO
                                        MARCH 31, 2003               SEPTEMBER 30, 2002
                                ----------------------------    ---------------------------
                                   AMOUNT          SHARES          AMOUNT         SHARES
                                ------------    ------------    ------------   ------------
RETIREMENT CLASS:

Seed money subscriptions        $         --              --    $    100,000         10,000
Subscriptions                      2,326,412         238,691              75              8
Reinvestment of distributions            481              48              --             --
Redemptions                       (1,366,259)       (143,574)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $    960,634          95,165    $    100,075         10,008
                                ============    ============    ============   ============
INSTITUTIONAL CLASS:

Seed money subscriptions        $         --              --    $ 44,900,000      4,490,000
Subscriptions                     17,625,952       1,727,606              75              8
Reinvestment of distributions        228,539          22,831              --             --
Redemptions                         (846,794)        (86,912)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $ 17,007,697       1,663,525    $ 44,900,075      4,490,008
                                ============    ============    ============   ============







                                                          2003 SEMIANNUAL REPORT
                      TIAA-CREF Institutional Mutual Funds o Retirement Class 95

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                   REAL ESTATE SECURITIES FUND
                                -----------------------------------------------------------
                                                                      FOR THE PERIOD
                                                                     SEPTEMBER 4, 2002
                                     FOR THE SIX MONTHS              (COMMENCEMENT OF
                                             ENDED                    OPERATIONS) TO
                                        MARCH 31, 2003              SEPTEMBER 30, 2002
                                ----------------------------    ---------------------------
                                   AMOUNT          SHARES          AMOUNT          SHARES
                                ------------    ------------    ------------   ------------
RETIREMENT CLASS:

Seed money subscriptions        $         --              --    $    100,000         10,000
Subscriptions                        540,975          54,882              75              8
Reinvestment of distributions          1,269             131              --             --
Redemptions                           (1,017)            (28)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $    541,227          54,985    $    100,075         10,008
                                ============    ============    ============   ============

INSTITUTIONAL CLASS:

Seed money subscriptions        $         --              --    $    100,000         10,000
Subscriptions                     29,531,702       3,025,409              75              8
Reinvestment of distributions          7,971             818              --             --
Exchanges                         16,641,000       1,717,359              --             --
Redemptions                         (517,089)        (52,724)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $ 45,663,584       4,690,862    $    100,075         10,008
                                ============    ============    ============   ============
RETAIL CLASS:

Seed money subscriptions        $         --              --    $ 19,800,000      1,980,000
Subscriptions                      4,112,799         424,849              50              5
Reinvestment of distributions        269,021          27,696              --             --
Exchanges                          3,342,505         346,621              --             --
Redemptions                         (510,827)        (53,905)             --             --
                                ------------    ------------    ------------   ------------
Net increase                    $  7,213,498         745,261    $ 19,800,050      1,980,005
                                ============    ============    ============   ============









96 TIAA-CREF Institutional Mutual Funds o Retirement Class
2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONCLUDED)

NOTE 5. SHAREHOLDER TRANSACTIONS (CONCLUDED)

                                            SOCIAL CHOICE EQUITY FUND
                                  ----------------------------------------------------------
                                        FOR THE PERIOD
                                       OCTOBER 1, 2002
                                       (COMMENCEMENT OF
                                        OPERATIONS) TO
                                        MARCH 31, 2003
                                  ---------------------------
                                     AMOUNT           SHARES
                                     ------           ------
RETIREMENT CLASS:
Seed money subscriptions             $ 100,000        15,612
Subscriptions                          340,968        50,480
Reinvestment of distributions              395            57
Redemptions                             (5,617)         (817)
                                     ----------       -------
Net increase                         $ 435,746        65,332
                                     ==========       =======

                                      FOR THE SIX MONTHS                  FOR THE YEAR
                                            ENDED                             ENDED
                                        MARCH 31, 2003                 SEPTEMBER 30, 2002
                                  ---------------------------        -------------------------
                                      AMOUNT         SHARES           AMOUNT          SHARES
                                   ------------    ---------         ------------    ---------
INSTITUTIONAL CLASS:
Subscriptions                      $11,653,468     1,711,874         $19,393,007     2,397,290
Reinvestment of distributions          437,624        64,168             305,166        34,599
Redemptions                         (1,102,784)     (159,508)           (587,730)      (78,732)
                                   ------------    ---------         ------------    ---------
Net increase                       $10,988,308     1,616,534         $19,110,443     2,353,157
                                   ============    =========         ===========     =========

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during the periods ended September 30, 2002 were as follows:

                                                          2002
                                        ----------------------------------------
                                         ORDINARY      LONG-TERM
                                          INCOME      CAPITAL GAIN       TOTAL
                                        ----------    ------------    ----------
Growth & Income Fund                    $4,013,504        $  --       $4,013,504
International Equity Fund                1,497,783           --        1,497,783
Real Estate Securities Fund                 42,940           --           42,940
Social Choice Equity Fund                  329,372           --          329,372

The tax character of the fiscal year 2003 distributions will be determined at the end of the fiscal year.

NOTE 7. LINE OF CREDIT

The Growth & Income, International Equity, and Social Choice Equity Funds participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended March 31, 2003, there were no borrowings under this credit facility by the Funds.











                                                          2003 SEMIANNUAL REPORT
                      TIAA-CREF Institutional Mutual Funds o Retirement Class 97

PRODUCTS FROM THE
TIAA-CREF GROUP OF
COMPANIES

PRODUCTS AVAILABLE TO EVERYONE

o TIAA-CREF Mutual Funds

o Individual Life and Long-Term Care Insurance

o IRAs (Roth and Traditional)

o Tuition Financing Programs

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PRODUCTS AVAILABLE TO PEOPLE IN EDUCATION AND RESEARCH

o TIAA-CREF Retirement Annuities

o TIAA-CREF  Supplemental  Retirement Annuities (SRAs)

o Keoghs from TIAA-CREF

o 457(b) Deferred Compensation Plans

TIAA-CREF Individual & Institutional Services, Inc., and Teachers Personal Investors Services, Inc., distribute securities products. This report must be accompanied or preceded by a current prospectus. For additional copies or for
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Annuity  Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New
York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE, AND ARE NOT BANK GUARANTEED.

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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For information on tuition financing programs.

--------------------------------------------------------------------------------

MUTUAL FUND INFORMATION ONLINE
TIAA-CREF
www.tiaa-cref.org/mfs/index.html

MORNINGSTAR
www.morningstar.com

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                                                                    A30241-05/03
                                        [RECYCLE LOGO] Printed on recycled paper

--------------------------------------------------------------------------------

                                                                [Logo] TIAA
                                                                       CREF
March 31, 2003



TIAA-CREF
Institutional Mutual Funds

Financial statements (unaudited) including statements of investments and other information about those funds offering the Retail Class



                                     Semiannual Report    2003


                                          RETAIL CLASS    LARGE-CAP VALUE

                                                          MID-CAP GROWTH

                                                          MID-CAP VALUE

                                                          SMALL-CAP EQUITY

                                                          REAL ESTATE SECURITIES

                                                          INFLATION-LINKED BOND



Make this your last paper semiannual report!
Sign up for electronic delivery. Log on to TIAA-CREF.org/profile

--------------------------------------------------------------------------------

Contents


TIAA-CREF INSTITUTIONAL MUTUAL FUNDS--RETAIL CLASS
    Large-Cap Value Fund Performance Report ..............   2
    Mid-Cap Growth Fund Performance Report ...............   3
    Mid-Cap Value Fund Performance Report ................   4
    Small-Cap Equity Fund Performance Report .............   5
    Real Estate Securities Fund Performance Report .......   6
    Inflation-Linked Bond Fund Performance Report ........   7

STATEMENT OF INVESTMENTS
    Large-Cap Value Fund .................................   8
    Mid-Cap Growth Fund ..................................  11
    Mid-Cap Value Fund ...................................  15
    Small-Cap Equity Fund ................................  18
    Real Estate Securities Fund ..........................  35
    Inflation-Linked Bond Fund ...........................  36

FINANCIAL STATEMENTS
    Statements of Assets and Liabilities .................  37
    Statements of Operations .............................  38
    Statements of Cash Flows .............................  39
    Statements of Changes in Net Assets ..................  40
    Financial Highlights .................................  42
    Notes to Financial Statements ........................  48

PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES ..............  INSIDE BACK COVER



As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Due to market volatility, the current performance of the Institutional Mutual Funds may differ significantly from the funds' performance as reported herein.

(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

From the Vice Chairman

[PHOTO]

MARTIN L. LEIBOWITZ

VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER

     This report contains the performance and financial statements for the TIAA-CREF Institutional Mutual Funds that offer Retail Class shares, for the six-month period that ended March 31, 2003. The financial statements include information about other share classes that are not the subject of this report.

     These six funds were launched last October, when the Retail share class was introduced. This expanded selection of funds enables mutual fund investors to fine-tune their allocation strategies and seek out opportunities in individual sectors of the marketplace.

     Two of the funds draw on TIAA-CREF's extensive expertise in particular areas: real estate-related investments, which we have managed successfully for over six decades, and inflation-linked bonds, which we helped the U.S. government to launch by providing support and analysis. Both types of investments often move in counterpoint to stocks and traditional bonds and provide investors with valuable tools for broadening a portfolio.

     The six months that ended March 31 were a time of mixed signals in the economy and mixed returns in the investment markets. Both stock and bond prices were volatile throughout the period, as investors worried about geopolitical tensions and the strength of the economy. Earnings and earnings forecasts among the S&P 500(R) companies rose during both the fourth quarter of 2002 and the first quarter of 2003. However, unemployment continues to be a drag on growth. The rate of unemployment has been above 5% since October 2001 and has slowed the growth of consumer spending, which accounts for more than two-thirds of gross domestic product (GDP).

     As a result, growth rates have been below the long-term trend--3.00% to 3.25%--in four of the last six quarters. Annualized GDP grew a meager 1.6% during the first three months of 2003. These conflicting indicators contributed to abrupt price movements during the six-month period, but the net result was a substantial advance in the broad domestic equities market. The Russell 3000(R) Index posted a return of 4.74%.

     The four domestic equity funds reported on here shared in these gains, and two of the three domestic funds using the Dual Investment Management Strategy(R) outperformed their benchmarks during the period, as did the Small-Cap Equity Fund, which is quantitatively managed.

     Fixed-income investments performed well, considering the current low-inflation, low-interest rate environment. The Lehman Brothers Aggregate Bond Index, which tracks both corporate and government bond prices, posted a 2.99% return for the six-month period. The Inflation-Linked Bond Fund had a return comparable to its benchmark's, minus the effect of expenses.

     The Real Estate Securities Fund exceeded its benchmark's return as a result of successful stock selection. Detailed descriptions of the funds' performance appear on the following pages.

     For more than a decade, TIAA-CREF has managed many of its equity portfolios using the Dual Investment Management Strategy, which combines individual stock selection and quantitative methods. This approach allows an active team of managers to identify stocks that seem likely to outperform--or underperform--the market, while a team of quantitative managers maintains a portfolio that reflects the characteristics of the benchmark index.

     We recently began implementing a more integrated version of this strategy that provides greater control over the portfolios' risk levels. Under the new method, the active team's recommendations are implemented by the quantitative managers, who can then make any adjustments needed to ensure that the overall portfolio continues to reflect specified characteristics of the benchmark. These refinements contributed to performance during the six-month period, enabling two of the three funds that use the strategy to outpace their benchmarks.

     In today's difficult investing environment, adding value to the market's performance is more important than ever, and we continue to look for new ways to achieve additional value for our investors.


/s/ Martin L. Leibowitz

Martin L. Leibowitz

VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER


Since October 1, 2002, many of the TIAA-CREF Institutional Mutual Funds have had multiple share classes. Institutional Class shares are available to clients of the TIAA-CREF Trust Company, FSB, and serve as funding vehicles for the state-sponsored college savings programs administered by TIAA-CREF Tuition Financing, Inc. The funds' Retail Class shares are available to any U.S. resident. Retirement Class shares serve as an investment option of TIAA-CREF Investment SolutionsSM, a program available to certain TIAA-CREF pension plan participants. The nine funds with Retirement Class shares can be used with TIAA-CREF IRAs and Keoghs. For information about the availability of these funds, please call 800 842-2888 concerning Retirement Class shares and 800 223-1200 for Retail Class shares. For information about Institutional Class shares, call the TIAA-CREF Trust Company, FSB at 888 842-9001.

Large-Cap Value Fund        Retail

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of large domestic companies (as defined by the fund's benchmark index, the Russell 1000(R) Value Index) that appear undervalued.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

     ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

     QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o  May invest up to 20% of its assets in foreign investments.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Large-Cap Value Fund's Retail Share Class returned 3.09%. The fund's benchmark, the Russell 1000 Value Index, returned 3.90% for the period, and the average similar fund returned 2.60%, as measured by the Morningstar Large Value category.

   Value stocks trailed growth issues for the six-month period, with the Russell 1000 Growth Index returning 6.01%. Among value stocks, large caps outpaced both small caps and mid caps, as measured by the Russell indexes. The fund's return lagged the benchmark's because of stock selections that included holdings in financial services company UnumProvident, AT&T, and conglomerate Textron. The fund held larger weightings of these stocks than the benchmark index, but these stocks did not perform as anticipated.

   Positive contributions, relative to the index, came from holdings that included insurer Aetna, Liberty Media Corp., and international forest products company Weyerhaeuser. The fund held larger weightings of these stocks than the index. The fund also benefited by reducing its holdings below index weightings in such companies as AT&T Wireless, Viacom, and ChevronTexaco.

   These positive performance factors were not enough to enable the fund to outpace the index for the period.

   As of March 31, 2003, the fund had net assets valued at $27.5 million.


INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[The following table represents a chart in the printed piece.]

                 Large-Cap          Russell 1000               Morningstar
                 Value Fund          Value Index               Large Value

9/30/2002          10000                10000                    10000
10/31/2002         10666                10741                    10654
11/30/2002         11375                11417                    11333
12/31/2002         10924                10922                    10810
1/31/2003          10671                10657                    10531
2/28/2003          10342                10373                    10252
3/31/2003          10309                10390                    10253

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 3/31/2003

                              SHARES         MARKET VALUE         PERCENT OF
  COMPANY                 (IN THOUSANDS)    (IN THOUSANDS)        NET ASSETS

  ExxonMobil Corp               46.2           $1,614.7              5.87
  Citigroup, Inc                29.1            1,002.5              3.65
  Bank of America Corp          12.8              855.6              3.11
  Aetna, Inc                    15.3              754.3              2.74
  Monsanto Co                   43.6              714.2              2.60
  IBM Corp                       8.1              637.6              2.32
  Weyerhaeuser Co               13.3              636.1              2.31
  Wells Fargo & Co              14.0              629.9              2.29
  SBC Communications, Inc       30.2              605.8              2.20
  U.S. Bancorp                  31.8              603.6              2.20

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                               TOTAL RETURN(1)            ANNUAL EXPENSE CHARGE               CLASS
                                          6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
  LARGE-CAP VALUE FUND(2)
    RETAIL CLASS                                    3.09%                          0.44%                     10/1/02
----------------------------------------------------------------------------------------------------------------------------
  Russell 1000 Value Index(3)                       3.90                            --                         --
  Morningstar Large Value category                  2.60                            --                         --
----------------------------------------------------------------------------------------------------------------------------

1 Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2 Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

3  Russell 1000 is a trademark and a service mark of the Frank Russell Company.


2   TIAA-CREF Institutional Mutual Funds o Retail Class   2003 SEMIANNUAL REPORT

Mid-Cap Growth Fund     Retail

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Growth Index) that present the opportunity for growth.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

     ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

     QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o  May invest up to 20% of its assets in foreign investments.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Mid-Cap Growth Fund's Retail Share Class returned 11.31%. The fund's benchmark, the Russell Midcap Growth Index, returned 9.14% for the period, while the average similar fund returned 2.61%, as measured by the Morningstar Mid Growth category.

   Growth stocks led value issues during the period, with the 6.01% return of the Russell 1000(R) Growth Index outperforming the 3.90% return of the Russell 1000 Value Index. Among growth stocks, mid caps outpaced both large caps and small caps, as measured by the Russell indexes. The fund's returns outperformed the benchmark's, primarily because of successful stock selection. The top performers were insurer Aetna and technology companies BEA Systems and Network Associates. The fund also benefited by reducing its holdings, relative to the benchmark, in such companies as Harrah's Entertainment, Darden Restaurants, and technology firm Electronic Arts.

   Holdings with the largest negative effect on the fund's perfor-mance, versus that of the benchmark index, included health care companies AmerisourceBergen and Universal Health Services. The fund had larger weightings of these stocks than the index, but these stocks did not perform as anticipated. An underweight position in Nextel Communications also detracted from performance.

   Positive performance factors, however, offset negative ones, enabling the fund to outpace the index for the period. As of March 31, 2003, the fund had net assets valued at $18.9 million.

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[The following table represents a chart in the printed piece.]

                 Mid-Cap Growth           Russell Midcap        Morningstar
                      Fund                 Growth Index          Mid Growth

9/30/2002            10000                    10000                10000
10/31/2002           10869                    10775                10521
11/30/2002           11650                    11618                11141
12/31/2002           10925                    10916                10435
1/31/2003            10979                    10809                10273
2/28/2003            10882                    10715                10120
3/31/2003            11132                    10914                10254

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 3/31/2003

                              SHARES         MARKET VALUE         PERCENT OF
  COMPANY                 (IN THOUSANDS)    (IN THOUSANDS)        NET ASSETS

  Anthem, Inc                   5.6            $369.4                1.96
  St. Jude Medical, Inc         7.0             341.8                1.81
  Yahoo! Inc                   13.1             314.8                1.67
  Starbucks Corp               11.9             306.0                1.62
  H & R Block, Inc              6.9             292.9                1.55
  Biomet, Inc                   9.4             287.3                1.52
  Bed Bath & Beyond, Inc        8.0             275.7                1.46
  MedImmune, Inc                8.3             273.3                1.45
  Adobe Systems, Inc            8.7             268.3                1.42
  Danaher Corp                  4.0             263.2                1.39

PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                                TOTAL RETURN(1)            ANNUAL EXPENSE CHARGE               CLASS
                                           6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
  MID-CAP GROWTH FUND(2,3)
    RETAIL CLASS                                    11.31%                          0.44%                     10/1/02
-----------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Growth Index(4)                     9.14                            --                         --
  Morningstar Mid Growth category                    2.61                            --                         --
-----------------------------------------------------------------------------------------------------------------------------

1 Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2 Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

3 Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

4 Russell Midcap and Russell 1000 are trademarks and service marks of the Frank Russell Company.

  2003 SEMIANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds   3

Mid-Cap Value Fund     Retail

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Value Index) that appear undervalued.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

     ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

     QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o  May invest up to 20% of its assets in foreign investments.


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Mid-Cap Value Fund's Retail Share Class returned 4.90%. The fund's benchmark, the Russell Midcap Value Index, returned 2.73% for the period, while the average similar fund returned 1.92%, as measured by the Morningstar Mid Value category.

   During the six-month period, value stocks underperformed the overall domestic market, as measured by the Russell 3000(R) Index, which posted a 4.74% return. The fund outperformed the benchmark index, primarily because of successful stock selection. The top performers included electronics company Atmel, insurer Aetna, and telecommunications company Broadwing. The fund also benefited by reducing its holdings, relative to the index, in a number of companies including HealthSouth, Allegheny Energy, and TRW Corp.

   Holdings with the largest negative effect on the fund's perfor-mance, versus that of the benchmark, included financial services company UnumProvident, conglomerate Textron, and North Fork Bancorp. The fund had larger weightings of these stocks than the benchmark, but these stocks did not perform as anticipated.

   As of March 31, 2003, the fund had net assets valued at $13.9 million.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[The following table represents a chart in the printed piece.]

                  Mid-Cap Value     Russell Midcap          Morningstar
                       Fund           Value Index            Mid Value

9/30/2002             10000              10000                 10000
10/31/2002            10465              10318                 10411
11/30/2002            11218              10967                 11158
12/31/2002            10913              10707                 10721
1/31/2003             10746              10410                 10452
2/28/2003             10457              10238                 10179
3/31/2003             10491              10273                 10191

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 3/31/2003

                               SHARES         MARKET VALUE         PERCENT OF
  COMPANY                  (IN THOUSANDS)    (IN THOUSANDS)        NET ASSETS

  Aetna, Inc                     6.2            $304.9                2.19
  Monsanto Co                   18.0             295.7                2.12
  Charter One Financial, Inc    10.0             277.1                1.99
  Union Planters Corp            9.8             258.5                1.85
  Pitney Bowes, Inc              8.1             258.4                1.85
  Hibernia Corp (Class A)       15.0             254.4                1.83
  Safeco Corp                    7.0             244.8                1.76
  Apache Corp                    3.9             239.6                1.72
  International Flavors &
    Fragrances, Inc              7.4             230.1                1.65
  CSX Corp                       8.0             227.2                1.63

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                           TOTAL RETURN(1)              ANNUAL EXPENSE CHARGE             CLASS
                                      6 MONTHS/SINCE INCEPTION             THROUGH 3/31/03            INCEPTION DATE
  MID-CAP VALUE FUND(2,3)
    RETAIL CLASS                                4.90%                          0.44%                     10/1/02
---------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Value Index(4)                 2.73                            --                         --
  Morningstar Mid Value category                1.92                            --                         --
---------------------------------------------------------------------------------------------------------------------------

1 Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2 Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

3 Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

4 Russell Midcap and Russell 3000 are trademarks and service marks of the Frank Russell Company.

4   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT

Small-Cap Equity Fund     Retail

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of smaller domestic companies, across a wide range of sectors, growth rates, and valuations, that appear to have favorable prospects for significant long-term capital appreciation.

o Seeks to add incremental return over that of its benchmark index, the Russell 2000(R) Index, while also managing the relative risk of the fund versus its benchmark.

o Uses proprietary mathematical models to evaluate and score stocks. These models weigh many variables, including the valuation of the stock versus the market or its peers, earnings and growth prospects, and the stock's price and volume trends. Managers build a portfolio based on this scoring process, while considering weightings of the stock and its sector in the benchmark index, correlations between the performance of stocks in the index, and trading costs.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Small-Cap Equity Fund's Retail Share Class returned 1.92%. The fund's benchmark, the Russell 2000(R) Index, returned 1.39% for the period, and the average similar fund returned -0.55%, as measured by the Morningstar Small Blend category.

   During the six-month period, small-cap stocks participated in the volatility that marked the domestic stock market in general. After hitting a five-year low in October, stock prices moved upward until late November, then drifted down again. There were rallies in January and in March, but both soon lost steam, leaving in place only a portion of the gains made over the period. The small-cap stocks tracked by the Russell 2000 Index trailed both the 4.98% return of large caps, as measured by the Russell 1000(R) Index, and the 5.37% return of mid caps, as measured by the Russell Midcap(R) Index. The small-cap category included many "fallen angels"--stocks that were once large-cap or mid-cap issues but saw sharp declines in their prices.

   The fund outperformed the benchmark index, primarily because of successful stock selection. The top performers were NPS Pharmaceuticals, biotechnology company Tanox, and Adtran, a telecommunications firm. However, the fund was hurt by overweight holdings, relative to the benchmark, in several companies, including W.R. Grace and Interstate Bakeries. As of March 31, 2003, the fund had net assets valued at $27.7 million.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[The following table represents a chart in the printed piece.]

                    Small-Cap        Russell 2000            Morningstar
                   Equity Fund          Index                Small Blend

9/30/2002            10000              10000                  10000
10/31/2002           10345              10321                  10256
11/30/2002           11283              11242                  10918
12/31/2002           10657              10616                  10461
1/31/2003            10365              10322                  10164
2/28/2003            10073              10010                   9854
3/31/2003            10192              10139                   9942

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 3/31/2003

                                        SHARES       MARKET VALUE    PERCENT OF
  COMPANY                           (IN THOUSANDS)  (IN THOUSANDS)   NET ASSETS

  Scios, Inc                              2.2           $96.9           0.35
  ITT Educational Services, Inc           3.4            95.2           0.34
  Macerich Co                             2.9            91.9           0.33
  Landstar System, Inc                    1.5            86.3           0.31
  Western Digital Corp                    9.4            85.2           0.31
  LandAmerica Financial Group, Inc        2.1            83.5           0.30
  UGI Corp                                1.8            82.3           0.30
  Oneok, Inc                              4.4            80.7           0.29
  Philadelphia Consolidated Holding Corp  2.2            79.2           0.29
  Cabot Oil & Gas Corp (Class A)          3.2            76.8           0.28

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                              TOTAL RETURN(1)              ANNUAL EXPENSE CHARGE            CLASS
                                         6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
  SMALL-CAP EQUITY FUND(2)
    RETAIL CLASS                                   1.92%                          0.30%                     10/1/02
-----------------------------------------------------------------------------------------------------------------------------
  Russell 2000 Index(3)                            1.39                            --                         --
  Morningstar Small Blend category                -0.55                            --                         --
-----------------------------------------------------------------------------------------------------------------------------

1 Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2 Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

3 Russell 1000, Russell 2000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.

  2003 SEMIANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds   5

Real Estate Securities Fund     Retail

PORTFOLIO PROFILE

o Invests at least 80% of its assets in equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts ("REITs"). The fund does not make direct investments in real estate.

o Uses a research-oriented process with a focus on cash flows, asset values, and our belief in managements' ability to increase shareholder value.

o May invest up to 10% of the fund's assets in real estate securities of foreign issuers and up to 20% of its assets in equity and debt securities of issuers that are not engaged in or related to the real estate industry.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the period, the Real Estate Securities Fund's Retail Share Class returned 4.57%. The fund's benchmark, the Wilshire Real Estate Securities Index, posted a return of 2.20% for the period, and the average similar fund returned 2.16%, as measured by the Morningstar Specialty Real Estate category.

   The fund was able to add substantial additional value beyond the return posted by the index, mainly through judicious sector allocations. One example was an oversized position, relative to the benchmark index, in the retail properties sector. These companies have enjoyed current earnings growth rates of 4% to 6%, which are higher than those of the overall real estate market. The fund's return was also helped by an overweight in the self-storage sector, which traditionally does well in times of economic uncertainty.

   In addition, the fund's performance benefited from reduced holdings, relative to the benchmark, in the apartment sector. This area of the market has suffered recently because historically low interest rates have encouraged renters to buy their own homes, and, at the same time, the supply of apartment units has been increasing. Reduced holdings in the office sector also added value.

   Throughout the period, the fund maintained a well-diversified portfolio in nine sectors of the domestic real estate industry and across all three cap sizes in order to reduce the risk of underperforming the benchmark.

   As of March 31, 2003, the fund had net assets valued at $75.1 million.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[The following table represents a chart in the printed piece.]

                 Real Estate      Wilshire Real Estate    Morningstar Specialty
               Securities Fund      Securities Index          Real Estate

9/30/2002        10000                   10000                   10000
10/31/2002        9660                    9503                    9598
11/30/2002        9968                    9973                    9985
12/31/2002       10183                   10119                   10092
1/31/2003        10069                    9822                    9853
2/28/2003        10236                    9967                   10001
3/31/2003        10456                   10220                   10218

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 3/31/2003

                                        SHARES       MARKET VALUE    PERCENT OF
  COMPANY                           (IN THOUSANDS)  (IN THOUSANDS)   NET ASSETS

  Vornado Realty Trust                   90.0            $3.22          4.29
  Public Storage, Inc                   102.3             3.10          4.13
  ProLogis                               90.0             2.28          3.03
  Boston Properties, Inc                 58.3             2.21          2.94
  Equity Office Properties Trust         85.0             2.16          2.88
  Crescent Real Estate Equities Co1      50.0             2.16          2.87
  Reckson Associates Realty Corp        113.4             2.13          2.84
  Catellus Development Corp             101.4             2.13          2.83
  Home Properties of New York, Inc       60.0             1.99          2.65
  Post Properties, Inc                   70.0             1.69          2.25

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                                     TOTAL RETURN(1)            ANNUAL EXPENSE CHARGE               CLASS
                                                6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
  REAL ESTATE SECURITIES FUND(2,3)
    RETAIL CLASS                                          4.57%                          0.45%                     10/1/02
---------------------------------------------------------------------------------------------------------------------------------
  Wilshire Real Estate Securities Index                   2.20                            --                         --
  Morningstar Specialty Real Estate category              2.16                            --                         --
---------------------------------------------------------------------------------------------------------------------------------

1 Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2 The Real Estate Securities Fund is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks including fluctuation in underlying property values, expenses and income, and potential environmental liabilities.

3 Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

6   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT

Inflation-Linked Bond Fund     Retail

PORTFOLIO PROFILE

o  Invests   at   least   80%   of   its   net   assets   in    inflation-linked
   bonds--fixed-income   securities  whose  returns  are  designed  to  track  a
   specified inflation index over the life of the security.

o Typically invests in U.S. Treasury Inflation-Indexed Securities. The fund can also invest in:

     -other inflation-indexed bonds issued or guaranteed by the U.S. government or its agencies, by corporations and other U.S.-domiciled issuers, as well as by foreign governments;

     -money market instruments or other short-term securities.

--------------------------------------------------------------------------------

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2003

For the six-month period, the Inflation-Linked Bond Fund's Retail Share Class returned 3.11%. These results were slightly lower than the 3.38% return of the fund's benchmark, the Salomon Smith Barney Inflation-Linked Securities Index.

   The fund underperformed the benchmark index primarily because of expense charges and pricing differences. The index does not factor in any charges for expenses.

   Returns for inflation-linked securities during the six-month period ended March 31 were somewhat below their levels during the previous six months. This resulted from a combination of factors, including strong demand for higher-yielding bonds and future expectations of lower inflation. In general, U.S. Treasury inflation-linked securities tend to perform well during times when investors expect inflation to increase. As measured by the Consumer Price Index for All Urban Consumers (CPI-U), annualized inflation, which was 2.4% for the twelve months ended December 31, 2002, rose to 3.0% for the twelve months ended March 31, 2003. However, many investors expected inflation to decline, given the slow rate of growth of the U.S. economy.

   In keeping with our long-term strategy, the fund sought to replicate the characteristics of its benchmark index during the quarter. To that end, we maintained a duration and a weighting similar to those of the index. At the end of the period, durations continued to be equal to or within one-tenth of a year of the index.

   As of March 31, 2003, the fund had net assets valued at $174.8 million.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

[The following table represents a chart in the printed piece.]

                        Inflation-Linked           Salomon Smith Barney
                            Bond Fund        Inflation-Linked Securities Index

9/30/2002                    10000                       10000
10/31/2002                    9733                        9735
11/30/2002                    9723                        9732
12/31/2002                   10062                       10066
1/31/2003                    10122                       10127
2/28/2003                    10491                       10481
3/31/2003                    10312                       10338

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY AS OF 3/31/2003

[The following table represents a pie chart in the printed piece.]

4-10 Year Bonds        68.4%
Over 25 Year Bonds     31.6%

PERFORMANCE AT A GLANCE AS OF 3/31/2003

                                                    TOTAL RETURN(1)             ANNUAL EXPENSE CHARGE              CLASS
                                               6 MONTHS/SINCE INCEPTION            THROUGH 3/31/03            INCEPTION DATE
  INFLATION-LINKED BOND FUND
    RETAIL CLASS                                         3.11%                          0.30%                     10/1/02
--------------------------------------------------------------------------------------------------------------------------------
  Salomon Smith Barney
      Inflation-Linked Securities Index                  3.38                            --                         --
--------------------------------------------------------------------------------------------------------------------------------

1 Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2003 SEMIANNUAL REPORT  Retail Class o  TIAA-CREF Institutional Mutual Funds   7

Statement of Investments
       (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Other Textile Products ......................  $     93,262    0.34%
Business Services .......................................       546,425    1.99
Chemicals and Allied Products ...........................     1,433,495    5.21
Communications ..........................................     2,313,886    8.42
Depository Institutions .................................     5,407,181   19.67
Eating and Drinking Places ..............................         3,538    0.01
Electric, Gas, and Sanitary Services ....................     1,736,313    6.32
Electronic and Other Electric Equipment .................       353,985    1.29
Engineering and Management Services .....................       946,612    3.44
Food and Kindred Products ...............................       342,927    1.25
Food Stores .............................................       456,305    1.66
Forestry ................................................       636,139    2.31
Furniture and Fixtures ..................................        48,195    0.18
Furniture and Homefurnishings Stores ....................        79,144    0.29
General Merchandise Stores ..............................       240,108    0.87
Holding and Other Investment Offices ....................       703,844    2.56
Hotels and Other Lodging Places .........................       226,005    0.82
Industrial Machinery and Equipment ......................     1,988,035    7.23
Instruments and Related Products ........................        56,240    0.20
Insurance Agents, Brokers and Service ...................         8,526    0.03
Insurance Carriers ......................................     2,449,210    8.91
Metal Mining ............................................       134,064    0.49
Miscellaneous Retail ....................................        79,007    0.29
Motion Pictures .........................................       701,251    2.55
Nondepository Institutions ..............................       600,378    2.18
Oil and Gas Extraction ..................................       428,625    1.56
Paper and Allied Products ...............................        81,828    0.30
Petroleum and Coal Products .............................     2,519,675    9.17
Primary Metal Industries ................................        70,498    0.26
Printing and Publishing .................................        42,258    0.15
Railroad Transportation .................................       319,424    1.16
Rubber and Miscellaneous Plastics Products ..............         5,142    0.02
Security and Commodity Brokers ..........................       677,878    2.47
Tobacco Products ........................................       638,148    2.32
Transportation By Air ...................................        86,298    0.31
Transportation Equipment ................................       684,489    2.49
Wholesale Trade-Durable Goods ...........................       281,622    1.02
                                                           ------------  ------
TOTAL COMMON STOCK (COST $27,607,949) ...................    27,419,960   99.74
                                                           ------------  ------
TOTAL PORTFOLIO (COST $27,607,949) ......................    27,419,960   99.74
OTHER ASSETS & LIABILITIES, NET .........................        70,804    0.26
                                                           ------------  ------
NET ASSETS ..............................................  $ 27,490,764  100.00%
                                                           ============  ======

                       ----------------------------------
    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCK--99.74%
 APPAREL AND OTHER TEXTILE PRODUCTS--0.34%
       3,400      * Jones Apparel Group, Inc .....................  $     93,262
                                                                    ------------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS              93,262
                                                                    ------------
 BUSINESS SERVICES--1.99%
      33,600      * AOL Time Warner, Inc .........................       364,896
         500      * BMC Software, Inc ............................         7,545
         200      * Checkfree Corp ...............................         4,496
      49,500      * Sun Microsystems, Inc ........................       161,370
         900      * WebMD Corp ...................................         8,118
                                                                    ------------
                    TOTAL BUSINESS SERVICES                              546,425
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--5.21%
         200        Alberto-Culver Co (Class B) ..................         9,856
       1,600        Avon Products, Inc ...........................        91,280
      15,000        Bristol-Myers Squibb Co ......................       316,950
         100        Church & Dwight Co, Inc ......................         3,036
         500        Clorox Co ....................................        23,085
         500        Colgate-Palmolive Co .........................        27,220
       3,700        Du Pont (E.I.) de Nemours & Co ...............       143,782
         100        Estee Lauder Cos (Class A) ...................         3,036
         200      * Genentech, Inc ...............................         7,002
         100      * Genzyme Corp (General Division) ..............         3,645
       3,000        Gillette Co ..................................        92,820
         200      * Invitrogen Corp ..............................         6,126
         600        Lilly (Eli) & Co .............................        34,290
       2,410        Merck & Co, Inc ..............................       132,020
       2,200        Procter & Gamble Co ..........................       195,910
       8,000        Rohm & Haas Co ...............................       238,240
       5,900        Schering-Plough Corp .........................       105,197
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                1,433,495
                                                                    ------------
 COMMUNICATIONS--8.42%
      18,480        AT&T Corp ....................................       299,376
       2,100        Alltel Corp ..................................        93,996
       6,800        BellSouth Corp ...............................       147,356
          50      * Charter Communications, Inc (Class A) ........            42
      19,063      * Comcast Corp .................................       545,011
      55,400      * Lucent Technologies, Inc .....................        81,438
      30,200        SBC Communications, Inc ......................       605,812
      15,300        Verizon Communications, Inc ..................       540,855
                                                                    ------------
                    TOTAL COMMUNICATIONS                               2,313,886
                                                                    ------------
 DEPOSITORY INSTITUTIONS--19.67%
      12,800        Bank Of America Corp .........................       855,552
         100        Bank Of New York Co, Inc .....................         2,050
      12,200        Bank One Corp ................................       422,364
         100        Capitol Federal Financial ....................         2,998
       9,100        Charter One Financial, Inc ...................       251,706
      29,100        Citigroup, Inc ...............................     1,002,495
         344        FNB Corp .....................................         9,852
         800        First Tennessee National Corp ................        31,768
       6,900        FleetBoston Financial Corp ...................       164,772
         800        Golden West Financial Corp ...................        57,544
         400        Greenpoint Financial Corp ....................        17,924
      13,400        Hibernia Corp (Class A) ......................       227,264
         600        Hudson City Bancorp, Inc .....................        12,144
      11,600        J.P. Morgan Chase & Co .......................       275,036
       2,800        KeyCorp ......................................        63,168
       1,200        National City Corp ...........................        33,420
         700        New York Community Bancorp, Inc ..............        20,860
         100        People's Bank ................................         2,525
         200        Regions Financial Corp .......................         6,480
         400        Roslyn Bancorp, Inc ..........................         7,192
       3,800        TCF Financial Corp ...........................       152,152
      31,800        U.S. Bancorp .................................       603,564
      15,700        Wachovia Corp ................................       534,899
         430        Washington Federal, Inc ......................         9,056
         300        Webster Financial Corp .......................        10,536
      14,000        Wells Fargo & Co .............................       629,860
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                      5,407,181
                                                                    ------------
 EATING AND DRINKING PLACES--0.01%
         100        Outback Steakhouse, Inc ......................         3,538
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                       3,538
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--6.32%
         200        Allete, Inc ..................................         4,152
         100        Alliant Energy Corp ..........................         1,607
       1,100        Ameren Corp ..................................        42,955
       2,100        American Electric Power Co, Inc ..............        47,985
       1,100        Cinergy Corp .................................        37,015
       1,500        Consolidated Edison, Inc .....................        57,705
       1,200        DTE Energy Co ................................        46,380
       2,000        Dominion Resources, Inc ......................       110,740
         900        Energy East Corp .............................        16,020
       5,900        Entergy Corp .................................       284,085


                       SEE NOTES TO FINANCIAL STATEMENTS

8  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       5,882        Exelon Corp ..................................  $    296,512
       1,300        FPL Group, Inc ...............................        76,609
       1,800        FirstEnergy Corp .............................        56,700
         400        Great Plains Energy, Inc .....................         9,548
         200        Hawaiian Electric Industries, Inc ............         8,152
         200        Idacorp, Inc .................................         4,560
       1,100        KeySpan Corp .................................        35,475
         300        NSTAR ........................................        12,006
       1,600        NiSource, Inc ................................        29,120
         200        Nicor, Inc ...................................         5,464
         400        OGE Energy Corp ..............................         7,188
       1,000        PPL Corp .....................................        35,610
         200        Peoples Energy Corp ..........................         7,154
       1,000        Pepco Holdings, Inc ..........................        17,400
         600        Philadelphia Suburban Corp ...................        13,170
       1,500        Progress Energy, Inc .........................        58,725
       1,400        Public Service Enterprise Group, Inc .........        51,366
         500        Puget Energy, Inc ............................        10,655
         500        Questar Corp .................................        14,785
          46      * Reliant Resources, Inc .......................           164
         600        SCANA Corp ...................................        17,952
       1,300        Sempra Energy ................................        32,448
       4,900        Southern Co ..................................       139,356
       1,100        TECO Energy, Inc .............................        11,693
          75        Texas Genco Holdings, Inc ....................         1,304
         300        Vectren Corp .................................         6,453
      10,000        Xcel Energy, Inc .............................       128,100
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         1,736,313
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--1.29%
       2,740        Advantest Corp (ADR) .........................        24,386
         100        Emerson Electric Co ..........................         4,535
      21,200        Motorola, Inc ................................       175,112
       8,800      * National Semiconductor Corp ..................       149,952
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT        353,985
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--3.44%
       6,900        Fluor Corp ...................................       232,392
      43,550        Monsanto Co ..................................       714,220
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES            946,612
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--1.25%
       2,100        Coca-Cola Co .................................        85,008
         200        Coca-Cola Enterprises, Inc ...................         3,738
       3,700        Conagra Foods, Inc ...........................        74,296
         600      * Dean Foods Co ................................        25,746
          33      * Del Monte Foods Co ...........................           246
       1,200        H.J. Heinz Co ................................        35,040
         300        Hershey Foods Corp ...........................        18,798
       1,000        Kellogg Co ...................................        30,650
         100        Lancaster Colony Corp ........................         3,835
       2,600        Sara Lee Corp ................................        48,620
         300        Wrigley (Wm.) Jr Co ..........................        16,950
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                      342,927
                                                                    ------------
 FOOD STORES--1.66%
      34,700      * Kroger Co ....................................       456,305
                                                                    ------------
                    TOTAL FOOD STORES                                    456,305
                                                                    ------------
 FORESTRY--2.31%
      13,300        Weyerhaeuser Co ..............................       636,139
                                                                    ------------
                    TOTAL FORESTRY                                       636,139
                                                                    ------------
 FURNITURE AND FIXTURES--0.18%
       1,700        Newell Rubbermaid, Inc .......................        48,195
                                                                    ------------
                      TOTAL FURNITURE AND FIXTURES                        48,195
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.29%
      14,000        Circuit City Stores, Inc (Circuit City Group)         72,800
         400        Pier 1 Imports, Inc ..........................         6,344
                                                                    ------------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES            79,144
                                                                    ------------
 GENERAL MERCHANDISE STORES--0.87%
       1,600      * Costco Wholesale Corp ........................        48,048
         600        J.C. Penney Co, Inc ..........................        11,784
       1,900        May Department Stores Co .....................        37,791
       5,900        Sears Roebuck & Co ...........................       142,485
                                                                    ------------
                    TOTAL GENERAL MERCHANDISE STORES                     240,108
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--2.56%
         100        Allied Capital Corp ..........................         1,998
         300        AMB Property Corp ............................         8,475
         500        Annaly Mortgage Management, Inc ..............         8,735
         500        Apartment Investment & Management Co (Class A)        18,240
         300        Arden Realty, Inc ............................         6,804
         100        Boston Properties, Inc .......................         3,790
         200        Camden Property Trust ........................         6,480
         500        Crescent Real Estate Equities Co .............         7,190
         300        Developers Diversified Realty Corp ...........         7,245
         800        Duke Realty Corp .............................        21,584
       2,700        Equity Office Properties Trust ...............        68,715
         200        Equity Residential ...........................         4,814
         200        First Industrial Realty Trust, Inc ...........         5,664
         300        Health Care Property Investors, Inc ..........        10,005
       6,563        Highwoods Properties, Inc ....................       134,148
         500        Hospitality Properties Trust .................        15,275
         400        iStar Financial, Inc .........................        11,668
         700        Kimco Realty Corp ............................        24,584
         600        Liberty Property Trust .......................        18,780
       5,068        Mack-Cali Realty Corp ........................       156,956
         600        New Plan Excel Realty Trust ..................        11,754
         100        Regency Centers Corp .........................         3,295
         900        Simon Property Group, Inc ....................        32,247
         600        United Dominion Realty Trust, Inc ............         9,588
       3,000        Washington Mutual, Inc .......................       105,810
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES           703,844
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--0.82%
       9,500        Starwood Hotels & Resorts Worldwide, Inc .....       226,005
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                226,005
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.23%
       9,000        Baker Hughes, Inc ............................       269,370
      11,000        Cummins, Inc .................................       270,600
       8,700        Deere & Co ...................................       341,562
      10,475        Hewlett-Packard Co ...........................       162,886
       8,130        International Business Machines Corp .........       637,636
         100        Pentair, Inc .................................         3,535
       5,000        Pitney Bowes, Inc ............................       159,600
      47,300      * Solectron Corp ...............................       142,846
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT           1,988,035
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--0.20%
       1,900        Eastman Kodak Co .............................        56,240
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS                56,240
                                                                    ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.03%
         200        Marsh & McLennan Cos, Inc ....................         8,526
                                                                    ------------
                    TOTAL INSURANCE AGENTS, BROKERS AND SERVICE            8,526
                                                                    ------------
 INSURANCE CARRIERS--8.91%
      15,300        Aetna, Inc ...................................       754,290
       1,800        Aflac, Inc ...................................        57,690
       4,800        Allstate Corp ................................       159,216
       6,600        American International Group, Inc ............       326,370
         600        Fidelity National Financial, Inc .............        20,490
       1,000        Jefferson-Pilot Corp .........................        38,480


                        SEE NOTES TO FINANCIAL STATEMENTS

                 2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  9

Statement of Investments
       (Unaudited) - INSTITUTIONAL LARGE-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 INSURANCE CARRIERS--(CONTINUED)
       6,120        Lincoln National Corp ........................  $    171,360
         200        MONY Group, Inc ..............................         4,180
      13,500        Max Re Capital Ltd ...........................       170,100
       2,000        MetLife, Inc .................................        52,760
         100        Nationwide Financial Services, Inc (Class A) .         2,437
       8,900        PMI Group, Inc ...............................       227,395
       2,200        Principal Financial Group ....................        59,708
         500        Progressive Corp .............................        29,655
         400        Protective Life Corp .........................        11,420
       1,100        Prudential Financial, Inc ....................        32,175
       8,847        Safeco Corp ..................................       309,380
         200        Stancorp Financial Group, Inc ................        10,310
         200        Torchmark Corp ...............................         7,160
         200        Unitrin, Inc .................................         4,634
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           2,449,210
                                                                    ------------
 METAL MINING--0.49%
       7,200      * Inco Ltd Co (U.S.) ...........................       134,064
                                                                    ------------
                    TOTAL METAL MINING                                   134,064
                                                                    ------------
 MISCELLANEOUS RETAIL--0.29%
       2,600        CVS Corp .....................................        62,010
         800      * Office Depot, Inc ............................         9,464
         900      * Toys ORO Us, Inc .............................         7,533
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                            79,007
                                                                    ------------
 MOTION PICTURES--2.55%
      60,876      * Liberty Media Corp (Class A) .................       592,323
       6,400        Walt Disney Co ...............................       108,928
                                                                    ------------
                    TOTAL MOTION PICTURES                                701,251
                                                                    ------------
 NONDEPOSITORY INSTITUTIONS--2.18%
       3,100        American Express Co ..........................       103,013
         100        Doral Financial Corp .........................         3,535
       9,300        Freddie Mac ..................................       493,830
                                                                    ------------
                    TOTAL NONDEPOSITORY INSTITUTIONS                     600,378
                                                                    ------------
 OIL AND GAS EXTRACTION--1.56%
      12,500        Noble Energy, Inc ............................       428,625
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                         428,625
                                                                    ------------
 PAPER AND ALLIED PRODUCTS--0.30%
       1,800        Kimberly-Clark Corp ..........................        81,828
                                                                    ------------
                    TOTAL PAPER AND ALLIED PRODUCTS                       81,828
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--9.17%
       7,200        ChevronTexaco Corp ...........................       465,480
       2,500        ConocoPhillips ...............................       134,000
      46,200        Exxon Mobil Corp .............................     1,614,690
      21,900        Lyondell Chemical Co .........................       305,505
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                  2,519,675
                                                                    ------------
 PRIMARY METAL INDUSTRIES--0.26%
       3,600        Alcoa, Inc ...................................        69,768
      16,600     b* Bethlehem Steel Corp .........................           730
                                                                    ------------
                    TOTAL PRIMARY METAL INDUSTRIES                        70,498
                                                                    ------------
 PRINTING AND PUBLISHING--0.15%
         600        Gannett Co, Inc ..............................        42,258
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                         42,258
                                                                    ------------
 RAILROAD TRANSPORTATION--1.16%
      11,200        CSX Corp .....................................       319,424
                                                                    ------------
                    TOTAL RAILROAD TRANSPORTATION                        319,424
                                                                    ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.02%
         100        Nike, Inc (Class B) ..........................         5,142
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS       5,142
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--2.47%
       1,100        Franklin Resources, Inc ......................        36,201
         800        Goldman Sachs Group, Inc .....................        54,464
         200        Instinet Group, Inc ..........................           702
       2,900        Legg Mason, Inc ..............................       141,346
         700        Lehman Brothers Holdings, Inc ................        40,425
       4,500        Merrill Lynch & Co, Inc ......................       159,300
       6,400        Morgan Stanley ...............................       245,440
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 677,878
                                                                    ------------
 TOBACCO PRODUCTS--2.32%
      21,300        Altria Group, Inc ............................       638,148
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                               638,148
                                                                    ------------
 TRANSPORTATION BY AIR--0.31%
      12,507      * Northwest Airlines Corp ......................        86,298
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                           86,298
                                                                    ------------
 TRANSPORTATION EQUIPMENT--2.49%
       5,800        Autoliv, Inc .................................       115,826
       7,300        Boeing Co ....................................       182,938
      28,500        Ford Motor Co ................................       214,320
       6,242        Textron, Inc .................................       171,405
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                       684,489
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--1.02%
      10,200        Martin Marietta Materials, Inc ...............       281,622
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                  281,622
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $27,607,949)                              27,419,960
                                                                    ------------
                    TOTAL PORTFOLIO--99.74%
                      (COST $27,607,949)                              27,419,960
                    OTHER ASSETS & LIABILITIES, NET--0.26%                70,804
                                                                    ------------
                    NET ASSETS--100.00%                             $ 27,490,764
                                                                    ============

----------
*  Non-income producing
b  In bankruptcy


                        SEE NOTES TO FINANCIAL STATEMENTS

10  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services .......................  $     53,904    0.28%
Apparel and Accessory Stores ............................       275,426    1.46
Apparel and Other Textile Products ......................         3,717    0.02
Automotive Dealers and Service Stations .................       248,373    1.32
Building Materials and Garden Supplies ..................        19,733    0.10
Business Services .......................................     3,182,802   16.87
Chemicals and Allied Products ...........................     2,004,307   10.62
Coal Mining .............................................        29,754    0.16
Communications ..........................................       749,523    3.97
Depository Institutions .................................       326,722    1.73
Eating and Drinking Places ..............................       514,183    2.72
Educational Services ....................................       278,941    1.48
Electric, Gas, and Sanitary Services ....................       100,946    0.54
Electronic and Other Electric Equipment .................     1,229,310    6.52
Engineering and Management Services .....................       308,203    1.63
Fabricated Metal Products ...............................       289,743    1.54
Food and Kindred Products ...............................       382,750    2.03
Food Stores .............................................       311,541    1.65
Furniture and Fixtures ..................................        28,498    0.15
Furniture and Homefurnishings Stores ....................       405,829    2.15
General Merchandise Stores ..............................       154,852    0.82
Health Services .........................................       325,907    1.73
Holding and Other Investment Offices ....................        44,915    0.24
Hotels and Other Lodging Places .........................       217,474    1.15
Industrial Machinery and Equipment ......................     1,082,868    5.74
Instruments and Related Products ........................     1,493,662    7.92
Insurance Carriers ......................................     1,145,833    6.07
Leather and Leather Products ............................        35,193    0.19
Metal Mining ............................................       203,385    1.08
Miscellaneous Manufacturing Industries ..................       203,580    1.08
Miscellaneous Retail ....................................       390,377    2.07
Motion Pictures .........................................         1,710    0.01
Nondepository Institutions ..............................         7,590    0.04
Oil and Gas Extraction ..................................       448,734    2.38
Personal Services .......................................       394,226    2.09
Petroleum and Coal Products .............................       175,329    0.93
Printing and Publishing .................................       128,184    0.68
Real Estate .............................................        27,060    0.14
Rubber and Miscellaneous Plastics Products ..............        60,195    0.32
Security and Commodity Brokers ..........................       342,513    1.81
Stone, Clay, and Glass Products .........................        51,164    0.27
Textile Mill Products ...................................        23,970    0.13
Tobacco Products ........................................         2,760    0.01
Transportation By Air ...................................         8,990    0.05
Transportation Equipment ................................        30,412    0.16
Transportation Services .................................        78,934    0.42
Trucking and Warehousing ................................         3,200    0.02
Wholesale Trade-Durable Goods ...........................       117,381    0.62
Wholesale Trade-Nondurable Goods ........................       362,178    1.92
                                                           ------------  ------
TOTAL COMMON STOCK (COST $17,883,647) ...................    18,306,781   97.03
                                                           ------------  ------
TOTAL PORTFOLIO (COST $17,883,647) ......................    18,306,781   97.03
OTHER ASSETS & LIABILITIES, NET .........................       560,318    2.97
                                                           ------------  ------
NET ASSETS ..............................................  $ 18,867,099  100.00%
                                                           ============  ======

                    ---------------------------------------
    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCK--97.03%
 AMUSEMENT AND RECREATION SERVICES--0.28%
         500      * Harrah's Entertainment, Inc ..................  $     17,850
         900        International Speedway Corp (Class A) ........        36,054
                                                                    ------------
                    TOTAL AMUSEMENT AND RECREATION SERVICES               53,904
                                                                    ------------
 APPAREL AND ACCESSORY STORES--1.46%
       4,922      * Abercrombie & Fitch Co (Class A) .............       147,808
         400      * American Eagle Outfitters, Inc ...............         5,808
       4,471      * Chico's FAS, Inc .............................        89,420
       1,000        Foot Locker, Inc .............................        10,700
         600        Ross Stores, Inc .............................        21,690
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                   275,426
                                                                    ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.02%
         100      * Columbia Sportswear Co .......................         3,717
                                                                    ------------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS               3,717
                                                                    ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--1.32%
       1,000      * Advance Auto Parts ...........................        46,250
       2,635      * Autozone, Inc ................................       181,051
         200      * Carmax, Inc ..................................         2,914
         600      * Copart, Inc ..................................         4,608
         500      * O'Reilly Automotive, Inc .....................        13,550
                                                                    ------------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS        248,373
                                                                    ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.10%
         700        Fastenal Co ..................................        19,733
                                                                    ------------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES          19,733
                                                                    ------------
 BUSINESS SERVICES--16.87%
       3,700      * AMN Healthcare Services, Inc .................        40,626
         200      * Activision, Inc ..............................         2,890
       8,704        Adobe Systems, Inc ...........................       268,344
       3,900      * Advent Software, Inc .........................        47,459
       1,094      * Affiliated Computer Services, Inc (Class A) ..        48,420
      17,851      * BEA Systems, Inc .............................       181,902
       1,000      * BMC Software, Inc ............................        15,090
       1,300      * Bisys Group, Inc .............................        21,216
       4,177      * Brocade Communications Systems, Inc ..........        20,384
       3,819      * Business Objects S.A. (Spon ADR) .............        62,441
       4,200      * CSG Systems International, Inc ...............        36,414
       3,800      * Cadence Design Systems, Inc ..................        38,000
         100      * Catalina Marketing Corp ......................         1,923
         700      * Ceridian Corp ................................         9,786
         300      * Certegy, Inc .................................         7,560
         500      * ChoicePoint, Inc .............................        16,950
       2,300      * Convergys Corp ...............................        30,360
       4,660      * DST Systems, Inc .............................       126,752
       1,850        Deluxe Corp ..................................        74,241
         400      * Dun & Bradstreet Corp ........................        15,300
       2,065      * Electronic Arts, Inc .........................       121,092
       8,117        Equifax, Inc .................................       162,259
         300        Fair Isaac Corp ..............................        15,246
       2,788      * Fiserv, Inc ..................................        87,766
         300      * GTECH Holdings Corp ..........................         9,798
         200        Henry (Jack) & Associates, Inc ...............         2,118
       1,047        IMS Health, Inc ..............................        16,344
       2,525      * Intuit, Inc ..................................        93,930
         300      * Iron Mountain, Inc ...........................        11,475
       9,465      * J.D. Edwards & Co ............................       104,304
       6,872      * Juniper Networks, Inc ........................        56,144
       4,793      * Lamar Advertising Co .........................       140,675
         400        Manpower, Inc ................................        11,952
         985      * Mercury Interactive Corp .....................        29,235
         600      * National Processing, Inc .....................         8,352
       3,332      * Network Associates, Inc ......................        46,015
      13,172      * Peoplesoft, Inc ..............................       201,532
         300      * Perot Systems Corp (Class A) .................         3,078
         200      * Rent-A-Center, Inc ...........................        10,942
         200        Reynolds & Reynolds Co (Class A) .............         5,060
       2,100      * Robert Half International, Inc ...............        27,951
       2,306      * Siebel Systems, Inc ..........................        18,471
      11,089      * Sungard Data Systems, Inc ....................       236,196
       5,488      * Symantec Corp ................................       215,020
         600      * Synopsys, Inc ................................        25,536
         300      * TMP Worldwide, Inc ...........................         3,219
         200      * Titan Corp ...................................         1,490


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  11

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 BUSINESS SERVICES--(CONTINUED)
         500        Total System Services, Inc ...................   $     7,830
         200      * United Rentals, Inc ..........................         1,924
         900      * VeriSign, Inc ................................         7,866
       6,224      * Veritas Software Corp ........................       109,418
         200        Viad Corp ....................................         4,288
         600      * WebMD Corp ...................................         5,412
      13,106      * Yahoo!, Inc ..................................       314,806
                                                                    ------------
                    TOTAL BUSINESS SERVICES                            3,182,802
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--10.62%
         550        Alberto-Culver Co (Class B) ..................        27,104
       2,500      * Alcon, Inc ...................................       102,550
       2,540        Allergan, Inc ................................       173,253
         700      * Andrx Corp ...................................         8,267
         600        Avery Dennison Corp ..........................        35,202
       2,320      * Barr Laboratories, Inc .......................       132,240
       2,090      * Biogen, Inc ..................................        62,616
         400        Cabot Corp ...................................         9,544
         200      * Cephalon, Inc ................................         7,988
         300      * Charles River Laboratories International, Inc          7,656
         900      * Chiron Corp ..................................        33,750
         100        Church & Dwight Co, Inc ......................         3,036
       1,100        Clorox Co ....................................        50,787
         100        Dial Corp ....................................         1,940
       1,300        Ecolab, Inc ..................................        64,129
         400        Estee Lauder Cos (Class A) ...................        12,144
       3,085      * Genzyme Corp (General Division) ..............       112,448
       6,265      * Gilead Sciences, Inc .........................       263,067
       2,400      * Human Genome Sciences, Inc ...................        20,520
       1,200        ICN Pharmaceuticals, Inc .....................        10,692
       4,325      * IDEC Pharmaceuticals Corp ....................       148,862
         500      * IVAX Corp ....................................         6,125
         400        International Flavors & Fragrances, Inc ......        12,436
       3,225      * King Pharmaceuticals, Inc ....................        38,474
       8,325      * Medimmune, Inc ...............................       273,310
         500      * Millennium Pharmaceuticals, Inc ..............         3,930
       8,516        Mylan Laboratories, Inc ......................       244,835
         400      * OM Group, Inc ................................         3,500
         400      * SICOR, Inc ...................................         6,680
       6,275        Serono S.A. ADR ..............................        75,614
         700        Sigma-Aldrich Corp ...........................        31,143
         500        Valspar Corp .................................        20,465
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                2,004,307
                                                                    ------------
 COAL MINING--0.16%
       1,800        Consol Energy, Inc ...........................        29,754
                                                                    ------------
                    TOTAL COAL MINING                                     29,754
                                                                    ------------
 COMMUNICATIONS--3.97%
       3,300     b* Adelphia Business Solutions, Inc .............            83
       4,206      * Cox Radio, Inc (Class A) .....................        86,896
      22,848      * Level 3 Communications, Inc ..................       117,896
       4,127      * Lin TV Corp (Class A) ........................        84,645
      12,184      * Nextel Communications, Inc (Class A) .........       163,144
      10,700      * Qwest Communications International, Inc ......        37,343
      15,762      * Sprint Corp (PCS Group) ......................        68,722
       7,640      * Univision Communications, Inc (Class A) ......       187,256
         200      * West Corp ....................................         3,538
                                                                    ------------
                    TOTAL COMMUNICATIONS                                 749,523
                                                                    ------------
 DEPOSITORY INSTITUTIONS--1.73%
         100        Provident Financial Group, Inc ...............         2,123
       2,367        Synovus Financial Corp .......................        42,346
       3,963        TCF Financial Corp ...........................       158,679
       4,400        Union Planters Corp ..........................       115,676
         200        Westamerica Bancorp ..........................         7,898
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                        326,722
                                                                    ------------
 EATING AND DRINKING PLACES--2.72%
       4,027        Applebee's International, Inc ................       112,917
         600      * Aramark Corp (Class B) .......................        13,740
       5,600      * Brinker International, Inc ...................       170,800
         300        CBRL Group, Inc ..............................         8,235
         900      * CEC Entertainment, Inc .......................        24,489
         900        Darden Restaurants, Inc ......................        16,065
       1,300        Outback Steakhouse, Inc ......................        45,994
       1,300        Ruby Tuesday, Inc ............................        26,520
         400      * The Cheesecake Factory, Inc ..................        12,908
         700        Wendy's International, Inc ...................        19,257
       2,600      * Yum! Brands, Inc .............................        63,258
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                     514,183
                                                                    ------------
 EDUCATIONAL SERVICES--1.48%
       4,594      * Apollo Group, Inc (Class A) ..................       229,241
         100      * Career Education Corp ........................         4,892
       2,400      * DeVry, Inc ...................................        44,808
                                                                    ------------
                    TOTAL EDUCATIONAL SERVICES                           278,941
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.54%
       2,600      * AES Corp .....................................         9,412
       1,700      * Allied Waste Industries, Inc .................        13,583
       2,000      * Calpine Corp .................................         6,600
         200      * Citizens Communications Co ...................         1,996
         300        Kinder Morgan, Inc ...........................        13,500
       3,900      * Mirant Corp ..................................         6,240
       2,300        Texas Genco Holdings, Inc ....................        39,997
       2,100        Williams Cos, Inc ............................         9,618
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES           100,946
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.52%
       1,200      * ADC Telecommunications, Inc ..................         2,472
       4,099      * Advanced Fibre Communications, Inc ...........        62,059
      60,100      * Agere Systems, Inc (Class B) .................        90,150
      13,100      * Altera Corp ..................................       177,374
         100      * American Power Conversion Corp ...............         1,424
         100      * Amphenol Corp (Class A) ......................         4,075
       2,900      * Atmel Corp ...................................         4,640
       2,383      * Broadcom Corp (Class A) ......................        29,430
       4,800      * CIENA Corp ...................................        20,976
         400      * Comverse Technology, Inc .....................         4,524
       3,102      * Energizer Holdings, Inc ......................        79,070
         600      * Fairchild Semiconductor International, Inc
                    (Class A) ....................................         6,276
       2,588      * Integrated Circuit Systems, Inc ..............        56,160
         200      * International Rectifier Corp .................         3,934
         500      * Intersil Corp (Class A) ......................         7,780
       4,784      * JDS Uniphase Corp ............................        13,634
       1,700      * Jabil Circuit, Inc ...........................        29,750
       1,633      * L-3 Communications Holdings, Inc .............        65,598
         900      * LSI Logic Corp ...............................         4,068
         900        Maytag Corp ..................................        17,127
       7,707      * Micrel, Inc ..................................        71,059
       2,300        Microchip Technology, Inc ....................        45,770
       1,000        Molex, Inc ...................................        21,480
       5,079      * National Semiconductor Corp ..................        86,546
       4,146      * Novellus Systems, Inc ........................       113,061
       1,300      * Nvidia Corp ..................................        16,705
       1,500      * PMC-Sierra, Inc ..............................         8,925
         600      * Polycom, Inc .................................         4,848
       3,811      * QLogic Corp ..................................       141,541
         600      * RF Micro Devices, Inc ........................         3,617
       2,400      * Sanmina-SCI Corp .............................         9,696
         300      * Semtech Corp .................................         4,545
       1,900      * Tellabs, Inc .................................        11,001
         500      * Utstarcom, Inc ...............................         9,995
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT      1,229,310
                                                                    ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

12  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ENGINEERING AND MANAGEMENT SERVICES--1.63%
         100      * Affymetrix, Inc ..............................  $      2,600
       2,200      * BearingPoint, Inc ............................        14,014
       1,952        Halliburton Co ...............................        40,465
         200      * Jacobs Engineering Group, Inc ................         8,402
       4,215        Moody's Corp .................................       194,859
         700      * Quest Diagnostics, Inc .......................        41,783
         500      * Quintiles Transnational Corp .................         6,080
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES            308,203
                                                                    ------------
 FABRICATED METAL PRODUCTS--1.54%
         300      * Alliant Techsystems, Inc .....................        16,203
         100        Ball Corp ....................................         5,570
       4,002        Danaher Corp .................................       263,172
         200        Stanley Works ................................         4,798
                                                                    ------------
                    TOTAL FABRICATED METAL PRODUCTS                      289,743
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--2.03%
         900        Coca-Cola Enterprises, Inc ...................        16,821
         600        Dreyer's Grand Ice Cream, Inc ................        41,592
       1,500        Hershey Foods Corp ...........................        93,990
       2,300        McCormick & Co, Inc (Non-Vote) ...............        55,522
       7,475        Pepsi Bottling Group, Inc ....................       134,027
       1,430        Tootsie Roll Industries, Inc .................        40,798
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                      382,750
                                                                    ------------
 FOOD STORES--1.65%
      11,878      * Starbucks Corp ...............................       305,977
         100      * Whole Foods Market, Inc ......................         5,564
                                                                    ------------
                    TOTAL FOOD STORES                                    311,541
                                                                    ------------
 FURNITURE AND FIXTURES--0.15%
         200      * Furniture Brands International, Inc ..........         3,912
       1,300        Herman Miller, Inc ...........................        20,930
         200        Leggett & Platt, Inc .........................         3,656
                                                                    ------------
                    TOTAL FURNITURE AND FIXTURES                          28,498
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--2.15%
       7,983      * Bed Bath & Beyond, Inc .......................       275,733
       2,300        RadioShack Corp ..............................        51,267
       3,616      * Williams-Sonoma, Inc .........................        78,829
                                                                    ------------
                    TOTAL FURNITURE AND HOMEFURNISHINGS STORES           405,829
                                                                    ------------
 GENERAL MERCHANDISE STORES--0.82%
         200      * 99 Cents Only Stores .........................         5,100
       5,300      * BJ's Wholesale Club, Inc .....................        59,890
         300      * Big Lots, Inc ................................         3,375
       3,700        Dollar General Corp ..........................        45,177
       1,300      * Dollar Tree Stores, Inc ......................        25,870
         500        Family Dollar Stores, Inc ....................        15,440
                                                                    ------------
                    TOTAL GENERAL MERCHANDISE STORES                     154,852
                                                                    ------------
 HEALTH SERVICES--1.73%
       3,700      * Caremark Rx, Inc .............................        67,155
         200      * Community Health Systems, Inc ................         4,098
         400      * DaVita, Inc ..................................         8,292
         500      * Express Scripts, Inc .........................        27,840
       1,700      * First Health Group Corp ......................        43,248
       1,000        Health Management Associates, Inc (Class A) ..        19,000
       2,200      * Laboratory Corp Of America Holdings ..........        65,230
         100      * LifePoint Hospitals, Inc .....................         2,511
       1,000      * Lincare Holdings, Inc ........................        30,690
         200      * Orthodontic Centers Of America, Inc ..........         1,042
       1,300      * Renal Care Group, Inc ........................        40,534
         399      * Universal Health Services, Inc (Class B) .....        16,267
                                                                    ------------
                    TOTAL HEALTH SERVICES                                325,907
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.24%
       1,300        Rouse Co .....................................        44,915
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES            44,915
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--1.15%
         500      * Extended Stay America, Inc ...................         5,050
       1,000        Marriott International, Inc (Class A) ........        31,810
       7,592        Starwood Hotels & Resorts Worldwide, Inc .....       180,614
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                217,474
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.74%
         100      * AGCO Corp ....................................         1,610
         400      * American Standard Cos, Inc ...................        27,508
         500        Black & Decker Corp ..........................        17,430
         500      * CDW Computer Centers, Inc ....................        20,400
         989      * Cooper Cameron Corp ..........................        48,965
       3,700      * Emulex Corp ..................................        70,855
       3,500      * Flowserve Corp ...............................        40,775
       1,000      * Grant Prideco, Inc ...........................        12,060
       3,171      * International Game Technology ................       259,705
       2,527      * Lam Research Corp ............................        28,780
       3,500      * Lexmark International, Inc ...................       234,325
         600      * National-Oilwell, Inc ........................        13,434
       2,200      * Network Appliance, Inc .......................        24,618
         100        Pall Corp ....................................         2,000
       3,844        Pitney Bowes, Inc ............................       122,700
         200      * SPX Corp .....................................         6,832
       2,610      * Smith International, Inc .....................        91,950
      18,655      * Solectron Corp ...............................        56,338
         300        Symbol Technologies, Inc .....................         2,583
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT           1,082,868
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--7.92%
       4,599        Applera Corp (Applied Biosystems Group) ......        72,802
         100        Beckman Coulter, Inc .........................         3,403
       3,100        Becton Dickinson & Co ........................       106,764
       9,373        Biomet, Inc ..................................       287,282
       1,000      * Cytyc Corp ...................................        13,050
         400        Dentsply International, Inc ..................        13,916
         400      * Fisher Scientific International, Inc .........        11,184
       6,078      * KLA-Tencor Corp ..............................       218,455
         300      * Mettler-Toledo International, Inc ............         8,937
         500      * Millipore Corp ...............................        16,350
       4,300        PerkinElmer, Inc .............................        38,227
       7,012      * St. Jude Medical, Inc ........................       341,835
         100      * Steris Corp ..................................         2,616
       2,651        Stryker Corp .................................       181,991
       1,000      * Teradyne, Inc ................................        11,640
         336      * Varian Medical Systems, Inc ..................        18,120
       1,500      * Waters Corp ..................................        31,740
       2,372      * Zimmer Holdings, Inc .........................       115,350
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS             1,493,662
                                                                    ------------
 INSURANCE CARRIERS--6.07%
       5,063      * AdvancePCS ...................................       143,485
       5,048        Aetna, Inc ...................................       248,866
       5,576      * Anthem, Inc ..................................       369,410
       1,700        HCC Insurance Holdings, Inc ..................        43,452
         200      * Markel Corp ..................................        44,740
         200      * Mid Atlantic Medical Services, Inc ...........         8,110
         700      * Oxford Health Plans, Inc .....................        21,252
       4,114        PMI Group, Inc ...............................       105,113
       2,103      * Wellpoint Health Networks, Inc ...............       161,405
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           1,145,833
                                                                    ------------
 LEATHER AND LEATHER PRODUCTS--0.19%
         700      * Coach, Inc ...................................        26,831
         200      * Timberland Co (Class A) ......................         8,362
                                                                    ------------
                    TOTAL LEATHER AND LEATHER PRODUCTS                    35,193
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  13

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP GROWTH FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 METAL MINING--1.08%
       3,800        Freeport-McMoRan Copper & Gold, Inc (Class A)   $     64,790
       5,300        Newmont Mining Corp ..........................       138,595
                                                                    ------------
                    TOTAL METAL MINING                                   203,385
                                                                    ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.08%
       3,500        Callaway Golf Co .............................        41,580
       7,200        Mattel, Inc ..................................       162,000
                                                                    ------------
                    TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES         203,580
                                                                    ------------
 MISCELLANEOUS RETAIL--2.07%
       2,400      * Amazon.Com, Inc ..............................        62,472
         200      * Barnes & Noble, Inc ..........................         3,798
         400      * Borders Group, Inc ...........................         5,880
         100      * MSC Industrial Direct Co (Class A) ...........         1,599
         600      * Michaels Stores, Inc .........................        15,006
         100        Omnicare, Inc ................................         2,721
       5,220      * Petco Animal Supplies, Inc ...................        98,397
         900      * Petsmart, Inc ................................        11,340
       4,900      * Rite Aid Corp ................................        10,976
       8,000      * Staples, Inc .................................       146,640
       1,000        Tiffany & Co .................................        25,000
         200      * Zale Corp ....................................         6,548
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                           390,377
                                                                    ------------
 MOTION PICTURES--0.01%
         100        Blockbuster, Inc (Class A) ...................         1,710
                                                                    ------------
                    TOTAL MOTION PICTURES                                  1,710
                                                                    ------------
 NONDEPOSITORY INSTITUTIONS--0.04%
       2,300      * AmeriCredit Corp .............................         7,590
                                                                    ------------
                    TOTAL NONDEPOSITORY INSTITUTIONS                       7,590
                                                                    ------------
 OIL AND GAS EXTRACTION--2.38%
       6,944      * BJ Services Co ...............................       238,804
         300        Burlington Resources, Inc ....................        14,313
         200      * Cimarex Energy Co ............................         3,890
         100        Diamond Offshore Drilling, Inc ...............         1,941
       1,000        ENSCO International, Inc .....................        25,510
         200      * Forest Oil Corp ..............................         4,460
         300      * Newfield Exploration Co ......................        10,167
       2,200        Noble Energy, Inc ............................        75,438
       1,800        Ocean Energy, Inc ............................        36,000
         396      * Patterson-UTI Energy, Inc ....................        12,815
         300      * Pioneer Natural Resources Co .................         7,530
         500      * Pride International, Inc .....................         6,745
         100        Rowan Cos, Inc ...............................         1,966
         500      * Varco International, Inc .....................         9,155
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                         448,734
                                                                    ------------
 PERSONAL SERVICES--2.09%
       2,800        Cintas Corp ..................................        92,120
       6,861        H & R Block, Inc .............................       292,896
         200      * Weight Watchers International, Inc ...........         9,210
                                                                    ------------
                    TOTAL PERSONAL SERVICES                              394,226
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--0.93%
         200        Amerada Hess Corp ............................         8,852
       3,769        Murphy Oil Corp ..............................       166,477
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                    175,329
                                                                    ------------
 PRINTING AND PUBLISHING--0.68%
         100        New York Times Co (Class A) ..................         4,315
       2,200        R.R. Donnelley & Sons Co .....................        40,304
         100        Reader's Digest Association, Inc (Class A) ...         1,021
       1,000        Scripps (E.W.) Co (Class A) ..................        75,740
         300        Wiley (John) & Sons, Inc (Class A) ...........         6,804
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                        128,184
                                                                    ------------
 REAL ESTATE--0.14%
         900      * Catellus Development Corp ....................        18,900
         300        St. Joe Co ...................................         8,160
                                                                    ------------
                    TOTAL REAL ESTATE                                     27,060
                                                                    ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.32%
       1,500      * Sealed Air Corp ..............................        60,195
                                                                    ------------
                    TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS      60,195
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--1.81%
       4,933        Federated Investors, Inc (Class B) ...........       125,545
         300      * Investment Technology Group, Inc .............         4,191
         200        Investors Financial Services Corp ............         4,870
       2,798        Legg Mason, Inc ..............................       136,375
       2,100        Nuveen Investments, Inc ......................        46,935
         500        SEI Investments Co ...........................        13,100
         100        T Rowe Price Group, Inc ......................         2,712
         500        Waddell & Reed Financial, Inc (Class A) ......         8,785
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 342,513
                                                                    ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.27%
       8,761      * Corning, Inc .................................        51,164
                                                                    ------------
                    TOTAL STONE, CLAY, AND GLASS PRODUCTS                 51,164
                                                                    ------------
 TEXTILE MILL PRODUCTS--0.13%
         500      * Mohawk Industries, Inc .......................        23,970
                                                                    ------------
                    TOTAL TEXTILE MILL PRODUCTS                           23,970
                                                                    ------------
 TOBACCO PRODUCTS--0.01%
         100        UST, Inc .....................................         2,760
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                                 2,760
                                                                    ------------
 TRANSPORTATION BY AIR--0.05%
         250        * JetBlue Airways Corp .......................         6,928
         200        Skywest, Inc .................................         2,062
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                            8,990
                                                                    ------------
 TRANSPORTATION EQUIPMENT--0.16%
       1,000      * Gentex Corp ..................................        25,440
         100        Polaris Industries, Inc ......................         4,972
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                        30,412
                                                                    ------------
 TRANSPORTATION SERVICES--0.42%
         500        C.H. Robinson Worldwide, Inc .................        16,350
         900        Expeditors International Of Washington, Inc ..        32,355
       1,900      * Sabre Holdings Corp ..........................        30,229
                                                                    ------------
                    TOTAL TRANSPORTATION SERVICES                         78,934
                                                                    ------------
 TRUCKING AND WAREHOUSING--0.02%
         200      * Swift Transportation Co, Inc .................         3,200
                                                                    ------------
                    TOTAL TRUCKING AND WAREHOUSING                         3,200
                                                                    ------------
 WHOLESALE TRADE-DURABLE GOODS--0.62%
         200      * Apogent Technologies, Inc ....................         2,916
       3,100      * Arrow Electronics, Inc .......................        45,570
       1,500      * Patterson Dental Co ..........................        68,895
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                  117,381
                                                                    ------------
 WHOLESALE TRADE-NONDURABLE GOODS--1.92%
       3,752        AmerisourceBergen Corp .......................       196,978
       1,200        Brown-Forman Corp (Class B) ..................        92,280
       2,925        McKesson Corp ................................        72,920
                                                                    ------------
                    TOTAL WHOLESALE TRADE-NONDURABLE GOODS               362,178
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $17,883,647)                              18,306,781
                                                                    ------------
                    TOTAL PORTFOLIO--97.03%
                      (COST $17,883,647)                              18,306,781
                    OTHER ASSETS & LIABILITIES, NET--2.97%               560,318
                                                                    ------------
                    NET ASSETS--100.00%                             $ 18,867,099
                                                                    ============

----------
*  Non-income producing
b  In bankruptcy

                       SEE NOTES TO FINANCIAL STATEMENTS

14  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE        %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Accessory Stores ............................  $    105,300    0.76%
Automotive Dealers and Service Stations .................         1,282    0.01
Business Services .......................................       625,592    4.49
Chemicals and Allied Products ...........................       731,002    5.24
Communications ..........................................       225,130    1.61
Depository Institutions .................................     1,991,328   14.28
Eating and Drinking Places ..............................       165,687    1.19
Electric, Gas, and Sanitary Services ....................     1,854,727   13.30
Electronic and Other Electric Equipment .................       562,880    4.04
Engineering and Management Services .....................       416,989    2.99
Fabricated Metal Products ...............................        12,860    0.09
Food and Kindred Products ...............................       228,241    1.64
Food Stores .............................................        88,905    0.64
Furniture and Fixtures ..................................       313,600    2.25
Furniture and Homefurnishings Stores ....................        76,700    0.55
Holding and Other Investment Offices ....................     1,008,838    7.24
Hotels and Other Lodging Places .........................       156,419    1.12
Industrial Machinery and Equipment ......................       823,029    5.90
Instruments and Related Products ........................       225,868    1.62
Insurance Carriers ......................................     1,329,579    9.54
Metal Mining ............................................        57,163    0.41
Miscellaneous Retail ....................................       305,855    2.19
Oil and Gas Extraction ..................................       824,849    5.92
Paper and Allied Products ...............................       464,648    3.33
Petroleum and Coal Products .............................       151,637    1.09
Printing and Publishing .................................        77,968    0.56
Railroad Transportation .................................       249,491    1.79
Security and Commodity Brokers ..........................       298,790    2.14
Tobacco Products ........................................        72,150    0.52
Transportation By Air ...................................        69,359    0.50
Transportation Equipment ................................       205,269    1.47
Wholesale Trade-Durable Goods ...........................       161,988    1.16
                                                           ------------  ------
TOTAL COMMON STOCK (COST $14,034,054) ...................    13,883,123   99.58
                                                           ------------  ------
TOTAL PORTFOLIO (COST $14,034,054) ......................    13,883,123   99.58
OTHER ASSETS & LIABILITIES, NET .........................        58,182    0.42
                                                           ------------  ------
NET ASSETS ..............................................  $ 13,941,305  100.00%
                                                           ============  ======

                    ---------------------------------------
    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCK--99.58%
 APPAREL AND ACCESSORY STORES--0.76%
       6,500        Nordstrom, Inc ...............................  $    105,300
                                                                    ------------
                    TOTAL APPAREL AND ACCESSORY STORES                   105,300
                                                                    ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.01%
          88      * Carmax, Inc ..................................         1,282
                                                                    ------------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS          1,282
                                                                    ------------
 BUSINESS SERVICES--4.49%
      14,358      * Brocade Communications Systems, Inc ..........        70,067
       1,829      * Computer Sciences Corp .......................        59,534
       3,688      * Lamar Advertising Co .........................       108,243
       4,196        Manpower, Inc ................................       125,376
       4,450      * Peoplesoft, Inc ..............................        68,085
      22,110      * Sun Microsystems, Inc ........................        72,079
       5,700        Viad Corp ....................................       122,208
                                                                    ------------
                    TOTAL BUSINESS SERVICES                              625,592
                                                                    ------------
 CHEMICALS AND ALLIED PRODUCTS--5.24%
       6,167        Dial Corp ....................................       119,640
       2,100      * Genzyme Corp (General Division) ..............        76,545
       7,400        International Flavors & Fragrances, Inc ......       230,066
         600        PPG Industries, Inc ..........................        27,048
         800        Praxair, Inc .................................        45,080
       5,200        Rohm & Haas Co ...............................       154,856
       1,900        Valspar Corp .................................        77,767
                                                                    ------------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS                  731,002
                                                                    ------------
 COMMUNICATIONS--1.61%
      13,800      * Broadwing, Inc ...............................        55,200
      11,500      * Level 3 Communications, Inc ..................        59,340
       5,392      * Lin TV Corp (Class A) ........................       110,590
                                                                    ------------
                    TOTAL COMMUNICATIONS                                 225,130
                                                                    ------------
 DEPOSITORY INSTITUTIONS--14.28%
         100        AmSouth Bancorp ..............................         1,988
       6,914        Astoria Financial Corp .......................       160,612
         300        Capitol Federal Financial ....................         8,994
      10,019        Charter One Financial, Inc ...................       277,126
         755        Commerce Bancshares, Inc .....................        27,595
         496        FNB Corp .....................................        14,205
       2,700        Greenpoint Financial Corp ....................       120,987
      15,002        Hibernia Corp (Class A) ......................       254,434
       3,300        IndyMac Bancorp, Inc .........................        64,185
       1,970        Mercantile Bankshares Corp ...................        66,862
       6,400        National Commerce Financial Corp .............       151,680
       7,100        North Fork Bancorp, Inc ......................       209,095
       1,100        Regions Financial Corp .......................        35,640
       1,700        SouthTrust Corp ..............................        43,401
       3,978        TCF Financial Corp ...........................       159,279
       9,834        Union Planters Corp ..........................       258,536
       3,000        UnionBanCal Corp .............................       118,260
         876        Washington Federal, Inc ......................        18,449
                                                                    ------------
                    TOTAL DEPOSITORY INSTITUTIONS                      1,991,328
                                                                    ------------
 EATING AND DRINKING PLACES--1.19%
       6,810      * Yum! Brands, Inc .............................       165,687
                                                                    ------------
                    TOTAL EATING AND DRINKING PLACES                     165,687
                                                                    ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--13.30%
       9,482      * Allegheny Energy, Inc ........................        58,883
       3,690        Cinergy Corp .................................       124,169
       2,628        Consolidated Edison, Inc .....................       101,099
       6,368        Constellation Energy Group, Inc ..............       176,585
       3,300        DTE Energy Co ................................       127,545
         200      * Dynegy, Inc (Class A) ........................           522
       1,800        Energy East Corp .............................        32,040
       4,130        Entergy Corp .................................       198,860
       2,700        Equitable Resources, Inc .....................       101,277
       5,080        FirstEnergy Corp .............................       160,020
         500        Hawaiian Electric Industries, Inc ............        20,380
       2,000        KeySpan Corp .................................        64,500
         700        NSTAR ........................................        28,014
       4,200        National Fuel Gas Co .........................        91,854
         400        Peoples Energy Corp ..........................        14,308
       2,000        Pepco Holdings, Inc ..........................        34,800
         700        Philadelphia Suburban Corp ...................        15,365
       3,870        Pinnacle West Capital Corp ...................       128,639
       2,800        Public Service Enterprise Group, Inc .........       102,732
       1,100        Puget Energy, Inc ............................        23,441
       1,300        SCANA Corp ...................................        38,896
       2,300        Sempra Energy ................................        57,408
       1,500        Wisconsin Energy Corp ........................        38,100
       9,000        Xcel Energy, Inc .............................       115,290
                                                                    ------------
                    TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         1,854,727
                                                                    ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--4.04%
      37,150      * ADC Telecommunications, Inc ..................        76,529
       9,533      * ASML Holding NV (New York Shs) ...............        62,632
       7,193      * Comverse Technology, Inc .....................        81,353
      32,514      * JDS Uniphase Corp ............................        92,665
       7,902      * Micrel, Inc ..................................        72,856
       3,100        Molex, Inc ...................................        66,588


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  15

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       2,300      * National Semiconductor Corp ..................  $     39,192
      23,300      * Sycamore Networks, Inc .......................        71,065
                                                                    ------------
                    TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT        562,880
                                                                    ------------
 ENGINEERING AND MANAGEMENT SERVICES--2.99%
       3,600        Fluor Corp ...................................       121,248
      18,033        Monsanto Co ..................................       295,741
                                                                    ------------
                    TOTAL ENGINEERING AND MANAGEMENT SERVICES            416,989
                                                                    ------------
 FABRICATED METAL PRODUCTS--0.09%
         300        Fortune Brands, Inc ..........................        12,860
                                                                    ------------
                    TOTAL FABRICATED METAL PRODUCTS                       12,860
                                                                    ------------
 FOOD AND KINDRED PRODUCTS--1.64%
      14,100        Archer Daniels Midland Co ....................       152,280
         600        Hershey Foods Corp ...........................        37,596
         900        Hormel Foods Corp ............................        19,053
         800        McCormick & Co, Inc (Non-Vote) ...............        19,312
                                                                    ------------
                    TOTAL FOOD AND KINDRED PRODUCTS                      228,241
                                                                    ------------
 FOOD STORES--0.64%
       6,725        Winn-Dixie Stores, Inc .......................        88,905
                                                                    ------------
                    TOTAL FOOD STORES                                     88,905
                                                                    ------------
 FURNITURE AND FIXTURES--2.25%
         600        Hillenbrand Industries, Inc ..................        30,588
         200        Johnson Controls, Inc ........................        14,488
       5,912      * Lear Corp ....................................       208,989
       2,100        Newell Rubbermaid, Inc .......................        59,535
                                                                    ------------
                    TOTAL FURNITURE AND FIXTURES                         313,600
                                                                    ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.55%
      14,750        Circuit City Stores, Inc (Circuit City Group)         76,700
                                                                    ------------
                    TOTAL FURNITURE AND HOME FURNISHINGS STORES           76,700
                                                                    ------------
 HOLDING AND OTHER INVESTMENT OFFICES--7.24%
       4,480        Apartment Investment & Management Co (Class A)       163,430
       4,100        Developers Diversified Realty Corp ...........        99,015
       7,033        Duke Realty Corp .............................       189,750
         600        Equity Residential ...........................        14,442
         200      * FelCor Lodging Trust, Inc ....................         1,246
       3,100        General Growth Properties, Inc ...............       167,245
       8,032        Highwoods Properties, Inc ....................       164,174
       4,900        Mack-Cali Realty Corp ........................       151,753
       1,700        Popular, Inc .................................        57,783
                                                                    ------------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES         1,008,838
                                                                    ------------
 HOTELS AND OTHER LODGING PLACES--1.12%
       6,575        Starwood Hotels & Resorts Worldwide, Inc .....       156,419
                                                                    ------------
                    TOTAL HOTELS AND OTHER LODGING PLACES                156,419
                                                                    ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.90%
       3,000        Black & Decker Corp ..........................       104,580
       6,150        Cummins, Inc .................................       151,290
         300      * Gateway, Inc .................................           708
       5,102        Kennametal, Inc ..............................       143,519
       8,095        Pitney Bowes, Inc ............................       258,392
       2,372      * SPX Corp .....................................        81,028
      27,653      * Solectron Corp ...............................        83,512
                                                                    ------------
                    TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT             823,029
                                                                    ------------
 INSTRUMENTS AND RELATED PRODUCTS--1.62%
       5,441        Becton Dickinson & Co ........................       187,388
       1,300        Eastman Kodak Co .............................        38,480
                                                                    ------------
                    TOTAL INSTRUMENTS AND RELATED PRODUCTS               225,868
                                                                    ------------
 INSURANCE CARRIERS--9.54%
       6,185        Aetna, Inc ...................................       304,921
         100        American National Insurance Co ...............         7,793
       1,400      * Anthem, Inc ..................................        92,750
         300        Erie Indemnity Co (Class A) ..................        10,890
       4,880        Lincoln National Corp ........................       136,640
      12,000        Max Re Capital Ltd ...........................       151,200
         300        Mercury General Corp .........................        11,385
       1,500        Old Republic International Corp ..............        40,125
       6,176        PMI Group, Inc ...............................       157,797
       4,143        Protective Life Corp .........................       118,283
       7,000        Safeco Corp ..................................       244,790
         400        St. Paul Cos, Inc ............................        12,720
         400        Stancorp Financial Group, Inc ................        20,620
         300        Transatlantic Holdings, Inc ..................        19,665
                                                                    ------------
                    TOTAL INSURANCE CARRIERS                           1,329,579
                                                                    ------------
 METAL MINING--0.41%
       3,070      * Inco Ltd Co (U.S.) ...........................        57,163
                                                                    ------------
                    TOTAL METAL MINING                                    57,163
                                                                    ------------
 MISCELLANEOUS RETAIL--2.19%
       6,100      * Borders Group, Inc ...........................        89,670
      12,600      * Office Depot, Inc ............................       149,058
       8,020      * Toys ORO Us, Inc .............................        67,127
                                                                    ------------
                    TOTAL MISCELLANEOUS RETAIL                           305,855
                                                                    ------------
 OIL AND GAS EXTRACTION--5.92%
       3,880        Apache Corp ..................................       239,551
       3,881        Devon Energy Corp ............................       187,142
       3,400        Diamond Offshore Drilling, Inc ...............        65,994
       3,900        Marathon Oil Corp ............................        93,483
       3,300        Noble Energy, Inc ............................       113,157
       1,500        Unocal Corp ..................................        39,465
       4,700      * Varco International, Inc .....................        86,057
                                                                    ------------
                    TOTAL OIL AND GAS EXTRACTION                         824,849
                                                                    ------------
 PAPER AND ALLIED PRODUCTS--3.33%
       8,000        Abitibi-Consolidated, Inc ....................        55,600
      21,000        Abitibi-Consolidated, Inc (Canada) ...........       146,334
       5,400      * Pactiv Corp ..................................       109,620
      11,460      * Smurfit-Stone Container Corp .................       153,094
                                                                    ------------
                    TOTAL PAPER AND ALLIED PRODUCTS                      464,648
                                                                    ------------
 PETROLEUM AND COAL PRODUCTS--1.09%
      10,870        Lyondell Chemical Co .........................       151,637
                                                                    ------------
                    TOTAL PETROLEUM AND COAL PRODUCTS                    151,637
                                                                    ------------
 PRINTING AND PUBLISHING--0.56%
       2,200        Dow Jones & Co, Inc ..........................        77,968
                                                                    ------------
                    TOTAL PRINTING AND PUBLISHING                         77,968
                                                                    ------------
 RAILROAD TRANSPORTATION--1.79%
       7,967        CSX Corp .....................................       227,219
       1,200        Norfolk Southern Corp ........................        22,272
                                                                    ------------
                    TOTAL RAILROAD TRANSPORTATION                        249,491
                                                                    ------------
 SECURITY AND COMMODITY BROKERS--2.14%
       3,600        A.G. Edwards, Inc ............................        93,240
         200      * E*trade Group, Inc ...........................           842
       4,200        Legg Mason, Inc ..............................       204,708
                                                                    ------------
                    TOTAL SECURITY AND COMMODITY BROKERS                 298,790
                                                                    ------------
 TOBACCO PRODUCTS--0.52%
       3,900        Loews Corp (Carolina Group) ..................        72,150
                                                                    ------------
                    TOTAL TOBACCO PRODUCTS                                72,150
                                                                    ------------
 TRANSPORTATION BY AIR--0.50%
      10,052      * Northwest Airlines Corp ......................        69,359
                                                                    ------------
                    TOTAL TRANSPORTATION BY AIR                           69,359
                                                                    ------------
 TRANSPORTATION EQUIPMENT--1.47%
       5,000        Autoliv, Inc .................................        99,850
       3,839        Textron, Inc .................................       105,419
                                                                    ------------
                    TOTAL TRANSPORTATION EQUIPMENT                       205,269
                                                                    ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

16  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
        (Unaudited) - INSTITUTIONAL MID-CAP VALUE FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 WHOLESALE TRADE-DURABLE GOODS--1.16%
       5,867        Martin Marietta Materials, Inc ...............  $    161,988
                                                                    ------------
                    TOTAL WHOLESALE TRADE-DURABLE GOODS                  161,988
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $14,034,054)                              13,883,123
                                                                    ------------
                    TOTAL PORTFOLIO--99.58%
                      (COST $14,034,054)                              13,883,123
                    OTHER ASSETS & LIABILITIES, NET--0.42%                58,182
                                                                    ------------
                    NET ASSETS--100.00%                             $ 13,941,305
                                                                    ============
----------
*  Non-income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  17

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops .......................... $    61,263       0.22%
Agricultural Production-Livestock ......................      20,200       0.07
Agricultural Services ..................................      13,923       0.05
Amusement and Recreation Services ......................     248,219       0.90
Apparel and Accessory Stores ...........................     538,413       1.94
Apparel and Other Textile Products .....................     102,490       0.37
Auto Repair, Services and Parking ......................      14,472       0.05
Automotive Dealers and Service Stations ................      39,361       0.14
Building Materials and Garden Supplies .................      63,077       0.23
Business Services ......................................   2,769,085      10.00
Chemicals and Allied Products ..........................   1,986,844       7.18
Coal Mining ............................................      65,343       0.24
Communications .........................................     567,294       2.05
Depository Institutions ................................   2,475,797       8.94
Eating and Drinking Places .............................     370,556       1.34
Educational Services ...................................     215,248       0.78
Electric, Gas, and Sanitary Services ...................   1,284,581       4.64
Electronic and Other Electric Equipment ................   2,197,822       7.94
Engineering and Management Services ....................     931,873       3.37
Fabricated Metal Products ..............................     212,414       0.77
Food and Kindred Products ..............................     465,510       1.68
Food Stores ............................................     113,357       0.41
Furniture and Fixtures .................................      20,467       0.07
Furniture and Homefurnishings Stores ...................      82,561       0.30
General Building Contractors ...........................     113,966       0.41
General Merchandise Stores .............................     107,723       0.39
Health Services ........................................     373,977       1.35
Heavy Construction, Except Building ....................      40,365       0.15
Holding and Other Investment Offices ...................   2,646,242       9.56
Hotels and Other Lodging Places ........................     126,729       0.46
Industrial Machinery and Equipment .....................   1,370,878       4.95
Instruments and Related Products .......................   1,433,198       5.18
Insurance Agents, Brokers and Service ..................      64,385       0.23
Insurance Carriers .....................................     856,707       3.10
Justice, Public Order and Safety .......................       2,940       0.01
Leather and Leather Products ...........................      91,976       0.33
Legal Services .........................................       8,640       0.03
Lumber and Wood Products ...............................      33,435       0.12
Metal Mining ...........................................      48,247       0.17
Miscellaneous Manufacturing Industries .................     235,179       0.85
Miscellaneous Retail ...................................     262,279       0.95
Motion Pictures ........................................      83,132       0.30
Nondepository Institutions .............................     200,602       0.72
Nonmetallic Minerals, Except Fuels .....................       5,680       0.02
Oil and Gas Extraction .................................     861,812       3.11
Paper and Allied Products ..............................     104,155       0.38
Personal Services ......................................     140,348       0.51
Petroleum and Coal Products ............................      88,361       0.32
Primary Metal Industries ...............................     303,722       1.10
Printing and Publishing ................................     264,820       0.96
Railroad Transportation ................................      65,662       0.24
Real Estate ............................................     123,302       0.45
Rubber and Miscellaneous Plastics Products .............     151,562       0.55
Security and Commodity Brokers .........................      92,777       0.34
Social Services ........................................      15,470       0.06
Special Trade Contractors ..............................     124,817       0.45
Stone, Clay, and Glass Products ........................     222,423       0.80
Textile Mill Products ..................................      32,601       0.12
Tobacco Products .......................................      51,288       0.19
Transportation By Air ..................................     202,720       0.73
Transportation Equipment ...............................     349,772       1.26
Transportation Services ................................      52,947       0.19
Trucking and Warehousing ...............................     221,705       0.80
Water Transportation ...................................      82,806       0.30
Wholesale Trade-Durable Goods ..........................     556,881       2.01
Wholesale Trade-Nondurable Goods .......................     458,008       1.65
                                                         -----------     ------
TOTAL COMMON STOCK (COST $27,255,526) ..................  27,534,409      99.48
                                                         -----------     ------
TOTAL PORTFOLIO (COST $27,255,526) .....................  27,534,409      99.48
OTHER ASSETS & LIABILITIES, NET ........................     144,293       0.52
                                                         -----------     ------
NET ASSETS ............................................. $27,678,702     100.00%
                                                         ===========     ======

                       ---------------------------------

    SHARES                                                               VALUE
    ------                                                              ------
COMMON STOCK--99.48%
 AGRICULTURAL PRODUCTION-CROPS--0.22%
         100          Alico, Inc .................................... $   2,426
       2,500          Delta & Pine Land Co ..........................    56,525
         800        * Seminis, Inc (Class A) ........................     2,312
                                                                      ---------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS                61,263
                                                                      ---------
 AGRICULTURAL PRODUCTION-LIVESTOCK--0.07%
         100          Seaboard Corp .................................    20,200
                                                                      ---------
                      TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK            20,200
                                                                      ---------
 AGRICULTURAL SERVICES--0.05%
         900        * VCA Antech, Inc ...............................    13,923
                                                                      ---------
                      TOTAL AGRICULTURAL SERVICES                        13,923
                                                                      ---------
 AMUSEMENT AND RECREATION SERVICES--0.90%
       1,400        * Alliance Gaming Corp ..........................    21,000
         800        * Argosy Gaming Co ..............................    15,984
       1,000        * Aztar Corp ....................................    13,430
         300        * Bally Total Fitness Holding Corp ..............     1,521
         300        * Championship Auto Racing Teams, Inc ...........     1,098
         300          Churchill Downs, Inc ..........................    10,200
         400          Dover Downs Gaming & Entertainment, Inc .......     3,956
         100          Dover Motorsport, Inc .........................       318
       1,100        * Gaylord Entertainment Co ......................    19,745
         700        * Isle Of Capri Casinos, Inc ....................     8,169
         500        * MTR Gaming Group, Inc .........................     3,315
         400        * Magna Entertainment Corp (Class A) ............     1,724
         300        * Multimedia Games, Inc .........................     5,769
       1,200        * Penn National Gaming, Inc .....................    21,300
         600          Speedway Motorsports, Inc .....................    14,154
       1,700        * Station Casinos, Inc ..........................    35,887
       4,700        * WMS Industries, Inc ...........................    59,925
       1,400        * World Wrestling Federation Entertainment, Inc .    10,724
                                                                      ---------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           248,219
                                                                      ---------
 APPAREL AND ACCESSORY STORES--1.94%
         600        * Aeropostale, Inc ..............................     7,950
       2,100        * AnnTaylor Stores Corp .........................    43,113
         300        * Bebe Stores, Inc ..............................     3,540
         300        * Buckle, Inc ...................................     5,310
         900          Burlington Coat Factory Warehouse Corp ........    14,670
         100        * Cache, Inc ....................................     1,005
         700          Cato Corp (Class A) ...........................    13,328
         200        * Charlotte Russe Holding, Inc ..................     1,616
       6,600        * Charming Shoppes, Inc .........................    23,100
         300        * Children's Place Retail Stores, Inc ...........     2,763
       1,200        * Christopher & Banks Corp ......................    21,240
       2,000          Claire's Stores, Inc ..........................    47,220
         200          Deb Shops, Inc ................................     3,736
       1,100        * Dress Barn, Inc ...............................    14,795
         300        * Factory 2-U Stores, Inc .......................     1,230
       1,600        * Finish Line, Inc (Class A) ....................    24,000
       1,100        * Footstar, Inc .................................     9,240
       1,000        * Genesco, Inc ..................................    14,220
         800        * Goody's Family Clothing, Inc ..................     3,224
       4,300        * Gymboree Corp .................................    64,672
       1,500        * Hot Topic, Inc ................................    34,965


                        SEE NOTES TO FINANCIAL STATEMENTS

18  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 APPAREL AND ACCESSORY STORES--(CONTINUED)
         200        * Mothers Work, Inc ............................. $   4,430
       1,000          Oshkosh B'gosh, Inc (Class A) .................    26,000
       2,150        * Pacific Sunwear Of California, Inc ............    43,753
       3,600        * Payless Shoesource, Inc .......................    56,340
         300        * Shoe Carnival, Inc ............................     4,566
       1,000        * Stage Stores, Inc .............................    21,180
         900        * Too, Inc ......................................    14,949
         300        * Urban Outfitters, Inc .........................     6,750
         700        * Wet Seal, Inc (Class A) .......................     5,110
         100        * Wilsons The Leather Experts, Inc ..............       398
                                                                      ---------
                      TOTAL APPAREL AND ACCESSORY STORES                538,413
                                                                      ---------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.37%
         300        * Collins & Aikman Corp .........................     1,221
         100        * DHB Industries, Inc ...........................       222
         400        * Guess?, Inc ...................................     1,424
       1,000          Kellwood Co ...................................    28,940
         200        * Mossimo, Inc ..................................       964
       1,400        * Nautica Enterprises, Inc ......................    13,580
         300          Oxford Industries, Inc ........................     7,395
       1,300          Phillips-Van Heusen Corp ......................    16,055
       1,000        * Quiksilver, Inc ...............................    30,620
         300        * Tropical Sportswear International Corp ........     1,365
       1,600        * Westpoint Stevens, Inc ........................       704
                                                                      ---------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          102,490
                                                                      ---------
 AUTO REPAIR, SERVICES AND PARKING--0.05%
         300        * Amerco, Inc ...................................     1,212
         500          Central Parking Corp ..........................     5,000
         200        * Dollar Thrifty Automotive Group, Inc ..........     3,330
         100        * Midas, Inc ....................................       730
         200        * Monro Muffler Brake, Inc ......................     4,200
                                                                      ---------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING            14,472
                                                                      ---------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.14%
         300        * Asbury Automotive Group, Inc ..................     2,400
         700        * CSK Auto Corp .................................     6,370
       1,000        * Group 1 Automotive, Inc .......................    21,400
         200        * Lithia Motors, Inc (Class A) ..................     2,460
         300        * MarineMax, Inc ................................     2,706
         200        * United Auto Group, Inc ........................     2,350
         100        * West Marine, Inc ..............................     1,675
                                                                      ---------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      39,361
                                                                      ---------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.23%
         622          Building Materials Holding Corp ...............     8,279
         700        * Central Garden & Pet Co .......................    15,148
       5,000        * Louisiana-Pacific Corp ........................    39,650
                                                                      ---------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       63,077
                                                                      ---------
 BUSINESS SERVICES--10.00%
         300        * 3D Systems Corp ...............................     1,398
         200          Aaron Rents, Inc ..............................     4,076
       1,800          ABM Industries, Inc ...........................    23,652
       1,100        * Acacia Research--Acacia Technologies ..........     1,331
       2,400        * Acclaim Entertainment, Inc ....................       936
       6,100        * Actuate Corp ..................................     8,473
         700        * Administaff, Inc ..............................     4,375
         900        * Advo, Inc .....................................    29,700
         100        * Aether Systems, Inc ...........................       315
       1,800        * Agile Software Corp ...........................    11,556
       1,200        * Akamai Technologies, Inc ......................     1,692
         200        * Altiris, Inc ..................................     2,498
       2,700        * American Management Systems, Inc ..............    32,616
         700        * Ansys, Inc ....................................    16,765
         800        * Anteon International Corp .....................    17,960
       2,400        * APAC Customer Services, Inc ...................     5,568
       3,200        * Aquantive, Inc ................................    14,240
       1,600        * Arbitron, Inc .................................    50,720
      11,100        * Ariba, Inc ....................................    31,302
       2,700        * Armor Holdings, Inc ...........................    27,000
       8,800        * Ascential Software Corp .......................    24,640
       1,400        * Asiainfo Holdings, Inc ........................     5,642
       2,700        * Aspect Communications Corp ....................     8,316
       1,000        * Aspen Technology, Inc .........................     2,400
         500        * At Road, Inc ..................................     3,380
       2,000        * Barra, Inc ....................................    59,380
       2,900        * Borland Software Corp .........................    26,680
       1,000          Brady Corp (Class A) ..........................    28,280
       1,100        * CACI International, Inc (Class A) .............    36,696
         400        * Caminus Corp ..................................     3,556
         200        * Carreker Corp .................................       410
       1,300        * CCC Information Services Group, Inc ...........    21,034
       1,700        * CDI Corp ......................................    39,610
       1,100        * Chordiant Software, Inc .......................     1,221
       2,700        * Ciber, Inc ....................................    12,852
       3,800        * CNET Networks, Inc ............................     9,538
         800        * Cognizant Technology Solutions Corp ...........    53,880
       2,700        * Computer Horizons Corp ........................     8,316
         200        * Computer Programs & Systems, Inc ..............     4,900
         500        * Concord Communications, Inc ...................     4,285
         500        * CoStar Group, Inc .............................    11,160
       1,500        * Covansys Corp .................................     3,555
       1,400        * Cross County, Inc .............................    16,100
         400        * Cross Media Marketing Corp ....................       140
         800        * Datastream Systems, Inc .......................     5,456
       1,000        * Dendrite International, Inc ...................     8,500
         100        * Digimarc Corp .................................     1,164
         700        * Digital Insight Corp ..........................     9,765
       1,200        * Digital River, Inc ............................    16,428
         400        * DocuCorp International, Inc ...................     1,316
       2,200        * Documentum, Inc ...............................    28,864
       2,800        * DoubleClick, Inc ..............................    21,756
         200        * Dynamics Research Corp ........................     2,612
         619        * E.piphany, Inc ................................     2,464
       5,900        * Earthlink, Inc ................................    33,925
       1,200        * Echelon Corp ..................................    12,672
       2,900        * Eclipsys Corp .................................    23,116
       6,900        * eFunds Corp ...................................    47,403
         800        * Electro Rent Corp .............................     7,600
         500        * Embarcadero Technologies, Inc .................     3,160
       7,800        * Enterasys Networks, Inc .......................    14,430
         400        * Entrust, Inc ..................................     1,000
         200        * EPIQ Systems, Inc .............................     3,840
       1,800        * eSpeed, Inc (Class A) .........................    20,934
       4,600        * Extreme Networks, Inc .........................    19,918
       1,100        * F5 Networks, Inc ..............................    13,893
       1,100          Factset Research Systems, Inc .................    35,695
         700        * Fidelity National Information Solutions, Inc ..    12,425
       1,510        * Filenet Corp ..................................    15,840
       1,800        * Freemarkets, Inc ..............................     9,846
         700        * GSI Commerce, Inc .............................     1,183
         500        * Hall Kinion & Associates, Inc .................       740
       1,400        * Harris Interactive, Inc .......................     7,672
         500        * Healthcare Services Group .....................     5,928
         100        * Heidrick & Struggles International, Inc .......     1,160
       1,100        * Homestore, Inc ................................       616
       1,600        * Hyperion Solutions Corp .......................    38,800
         100        * ICT Group, Inc ................................       966
         400        * iDine Rewards Network, Inc ....................     2,980
         800        * IDX Systems Corp ..............................    12,545
       2,600        * iGate Corp ....................................     7,384
       1,100        * I-many, Inc ...................................       825


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  19

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
       1,700        * Imation Corp ................................. $   63,274
       1,600        * Infogrames, Inc ..............................      2,848
       2,800        * Informatica Corp .............................     18,060
       7,500        * Information Resources, Inc ...................      9,600
         800        * Inforte Corp .................................      4,728
       1,300        * infoUSA, Inc .................................      6,240
         400        * Integral Systems, Inc ........................      8,480
       3,200        * Intergraph Corp ..............................     55,488
      13,800        * Interland, Inc ...............................      9,108
       2,600        * Internet Security Systems, Inc ...............     25,818
         200          Interpool, Inc ...............................      2,690
       2,600        * Interwoven, Inc ..............................      4,732
       1,400        * Intrado, Inc .................................     11,060
       1,400        * JDA Software Group, Inc ......................     14,154
       3,600        * Keane, Inc ...................................     29,448
         600          Kelly Services, Inc (Class A) ................     12,912
       1,000        * Keynote Systems, Inc .........................      9,300
       2,100        * Kforce, Inc ..................................      5,670
       1,700        * Korn/Ferry International .....................     11,135
         200        * Kroll, Inc ...................................      4,282
       1,000        * Kronos, Inc ..................................     35,050
       4,800        * Labor Ready, Inc .............................     27,360
         200        * Lawson Software, Inc .........................        928
         900        * Legato Systems, Inc ..........................      4,617
         300        * LendingTree, Inc .............................      3,501
       3,000        * Looksmart Ltd ................................      8,280
       1,900        * Macrovision Corp .............................     22,781
       1,000        * Magma Design Automation, Inc .................      7,750
         900        * Manhattan Associates, Inc ....................     15,777
         500        * Mantech International Corp (Class A) .........      7,410
       2,800        * Manugistics Group, Inc .......................      6,384
       1,500        * MAPICS, Inc ..................................      9,900
         200        * Mapinfo Corp .................................        774
       1,240        * Matrixone, Inc ...............................      4,191
         600          McGrath RentCorp .............................     13,560
         300        * Medical Staffing Network Holdings, Inc .......      3,180
         900        * MedQuist, Inc ................................     15,345
       2,100        * Memberworks, Inc .............................     43,869
       1,700        * Mentor Graphics Corp .........................     15,198
       1,200        * MetaSolv, Inc ................................      1,704
       3,700        * Micromuse, Inc ...............................     19,240
       1,400        * Midway Games, Inc ............................      4,634
       6,000        * MPS Group, Inc ...............................     31,320
         400        * MRO Software, Inc ............................      2,744
       1,200        * MSC.Software Corp ............................      9,300
         300        * Nassda Corp ..................................      1,980
       1,600        * NCO Group, Inc ...............................     23,200
         400          NDCHealth Corp ...............................      6,708
       1,800        * Neoforma, Inc ................................     22,788
         480        * Netegrity, Inc ...............................      1,781
       3,200        * NETIQ Corp ...................................     35,712
         200        * Netratings, Inc ..............................      1,300
         900        * Netscout Systems, Inc ........................      2,510
         500        * NetScreen Technologies, Inc ..................      8,390
         500        * NIC, Inc .....................................        875
         600        * Novadigm, Inc ................................      1,110
      17,900        * Novell, Inc ..................................     38,485
         200        * Nuance Communications, Inc ...................        436
         100        * NYFIX, Inc ...................................        371
         400        * On Assignment, Inc ...........................      1,692
         400        * Onyx Software Corp ...........................        352
       4,600        * Openwave Systems, Inc ........................      6,532
         600        * Opnet Technologies, Inc ......................      3,282
       2,400        * Overture Services, Inc .......................     36,408
       1,100        * Packeteer, Inc ...............................     10,780
      12,630        * Parametric Technology Corp ...................     27,407
         800        * PC-Tel, Inc ..................................      7,208
         800        * PDF Solutions, Inc ...........................      5,080
         300        * PDI, Inc .....................................      2,220
         400        * PEC Solutions, Inc ...........................      4,712
       1,200        * Pegasus Solutions, Inc .......................     13,440
         700        * Pegasystems, Inc .............................      2,793
         700        * Penton Media, Inc ............................        385
       2,500        * Phoenix Technologies Ltd .....................     10,625
         700        * PLATO Learning, Inc ..........................      3,136
       1,400        * Portal Software, Inc .........................      1,008
       6,800        * Priceline.com, Inc ...........................     11,152
         200        * Probusiness Services, Inc ....................      2,664
       1,500        * Progress Software Corp .......................     26,925
         500        * Protection One, Inc ..........................        795
         200        * Proxymed, Inc ................................      1,500
         700        * QRS Corp .....................................      3,437
       1,800        * Quest Software, Inc ..........................     16,200
         900        * Quovadx, Inc .................................      1,737
       1,300        * R.H. Donnelley Corp ..........................     38,584
         800        * Radiant Systems, Inc .........................      5,920
         900        * Radisys Corp .................................      5,967
       1,000        * Raindance Communications, Inc ................      1,680
       5,500        * Red Hat, Inc .................................     29,865
       2,200        * Redback Networks, Inc ........................      1,276
       1,300        * Register.com, Inc ............................      7,176
         100        * Remedytemp, Inc (Class A) ....................      1,203
       3,100        * Renaissance Learning, Inc ....................     54,653
       1,400        * Rent-Way, Inc ................................      5,040
       2,500        * Retek, Inc ...................................     14,425
         300        * RMH Teleservices, Inc ........................      1,950
         900          Rollins, Inc .................................     20,727
         400        * Roxio, Inc ...................................      2,480
       2,500        * RSA Security, Inc ............................     17,750
         600        * S1 Corp ......................................      3,072
         600        * Sanchez Computer Associates, Inc .............      2,466
       3,100        * Sapient Corp .................................      4,743
       2,500        * Scansoft, Inc ................................     11,250
         900        * Secure Computing Corp ........................      3,312
         500        * Seebeyond Technology Corp ....................      1,010
         800        * Serena Software, Inc .........................     12,769
       1,300        * Sitel Corp ...................................      1,365
       4,100       b* SONICblue, Inc ...............................        115
       2,400        * SonicWALL, Inc ...............................      8,640
         500        * Sotheby's Holdings, Inc (Class A) ............      4,590
         100        * SpeechWorks International, Inc ...............        232
         500        * Spherion Corp ................................      1,985
         500        * SPSS, Inc ....................................      5,660
         400        * SRA International, Inc (Class A) .............      9,480
       2,100        * SS&C Technologies, Inc .......................     25,515
         500        * Startek, Inc .................................     11,425
       3,400        * StorageNetworks, Inc .........................      3,060
       8,000        * Sykes Enterprises, Inc .......................     31,120
         300        * Synplicity, Inc ..............................        957
         200        * Syntel, Inc ..................................      3,834
       1,500        * Systems & Computer Technology Corp ...........     11,475
       2,000        * Take-Two Interactive Software, Inc ...........     44,700
         600          Talx Corp ....................................      7,782
       2,000        * TeleTech Holdings, Inc .......................     10,860
       4,100        * THQ, Inc .....................................     53,628
         700        * TIBCO Software, Inc ..........................      2,940
         400        * Tier Technologies, Inc (Class B) .............      4,048
       6,400        * Transaction Systems Architects, Inc (Class A)      38,016
         100        * Tripos, Inc ..................................        505


                        SEE NOTES TO FINANCIAL STATEMENTS

20  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BUSINESS SERVICES--(CONTINUED)
         700        * Trizetto Group, Inc .......................... $    2,891
       3,300        * Tyler Technologies, Inc ......................     11,649
       1,000        * United Online, Inc ...........................     17,240
         800        * Universal Compression Holdings, Inc ..........     13,960
       1,100        * Valueclick, Inc ..............................      3,333
         400        * Vastera, Inc .................................      1,524
         300        * Verint Systems, Inc ..........................      5,070
       1,200        * Verity, Inc ..................................     16,620
       1,509        * Viewpoint Corp ...............................        694
       2,200        * Vignette Corp ................................      3,344
         500        * VitalWorks, Inc ..............................      1,920
       2,200        * Vitria Technology, Inc .......................      1,496
         800        * Volt Information Sciences, Inc ...............      8,208
         600        * WatchGuard Technologies, Inc .................      3,600
       1,200        * WebEx Communications, Inc ....................     12,408
       1,300        * webMethods, Inc ..............................     11,869
       1,000        * Websense, Inc ................................     14,670
       3,300        * Wind River Systems, Inc ......................      9,834
         500        * Witness Systems, Inc .........................      1,600
                                                                     ----------
                      TOTAL BUSINESS SERVICES                         2,769,085
                                                                     ----------
 CHEMICALS AND ALLIED PRODUCTS--7.18%
       8,200        * Abgenix, Inc .................................     71,340
         669        * Acacia Research--CombiMatrix .................      1,258
       4,900        * Adolor Corp ..................................     48,559
         200        * Albany Molecular Research, Inc ...............      2,982
       4,820        * Alexion Pharmaceuticals, Inc .................     58,611
       1,700        * Alkermes, Inc ................................     15,419
         100        * Allos Therapeutics, Inc ......................        400
         700          Alpharma, Inc (Class A) ......................     12,551
         400        * American Pharmaceutical Partners, Inc ........      7,660
       3,300        * Amylin Pharmaceuticals, Inc ..................     53,460
         200        * Aphton Corp ..................................        500
       1,000          Arch Chemicals, Inc ..........................     18,700
       1,000        * Arena Pharmaceuticals, Inc ...................      6,580
       2,800        * Arqule, Inc ..................................      6,748
         300        * Array Biopharma, Inc .........................      1,281
         800        * Atherogenics, Inc ............................      7,488
       1,000        * Atrix Laboratories, Inc ......................     14,050
       5,200        * AVANIR Pharmaceuticals (Class A) .............      5,512
         358        * Avigen, Inc ..................................      1,049
         600        * Benthley Pharmaceuticals, Inc ................      4,812
       2,000        * BioMarin Pharmaceutical, Inc .................     22,700
         500        * Biopure Corp .................................      1,670
         500        * Biosite, Inc .................................     19,205
         100        * Bone Care International, Inc .................        713
         200        * Bradley Pharmaceuticals, Inc .................      2,696
       1,400          Calgon Carbon Corp ...........................      6,860
       1,100          Cambrex Corp .................................     26,422
       1,600        * Cell Genesys, Inc ............................     11,824
       2,956        * Cell Therapeutics, Inc .......................     24,505
         500        * Chattem, Inc .................................      7,695
         800        * Cima Labs, Inc ...............................     17,360
       4,000        * Columbia Laboratories, Inc ...................     15,600
       1,400        * Connetics Corp ...............................     23,450
         400        * Corixa Corp ..................................      2,736
       5,500          Crompton Corp ................................     22,275
       2,296        * Cubist Pharmaceuticals, Inc ..................     18,391
       1,900        * Cytec Industries, Inc ........................     52,915
         205        * DEL Laboratories, Inc ........................      3,856
         300        * Digene Corp ..................................      4,962
       1,400        * Durect Corp ..................................      1,960
         600        * Elizabeth Arden, Inc .........................      5,904
       1,300        * Embrex, Inc ..................................     10,270
       2,070        * Enzon, Inc ...................................     23,495
         500        * Eon Labs, Inc ................................     13,350
         200        * EPIX Medical, Inc ............................      1,600
         200        * Esperion Therapeutics, Inc ...................      1,990
         700          Ferro Corp ...................................     14,959
         400        * First Horizon Pharmaceutical .................      1,012
         700        * FMC Corp .....................................     10,976
       2,400        * Genta, Inc ...................................     17,129
         687        * Genzyme Corp (Biosurgery Division) ...........        811
       2,400          Georgia Gulf Corp ............................     48,312
       1,247        * Geron Corp ...................................      6,597
       1,800          Great Lakes Chemical Corp ....................     39,960
       1,000        * Guilford Pharmaceuticals, Inc ................      3,700
       1,400          H.B. Fuller Co ...............................     32,368
       1,600        * Idexx Laboratories, Inc ......................     55,952
       1,980        * Ilex Oncology, Inc ...........................     18,335
       2,600        * ImClone Systems, Inc .........................     43,108
         500        * Immucor, Inc .................................     10,950
       2,315        * Immunogen, Inc ...............................      5,417
         400        * Immunomedics, Inc ............................      1,064
       1,100        * Impax Laboratories, Inc ......................      4,939
       1,800        * Indevus Pharmaceuticals, Inc .................      4,320
         100          Inter Parfums, Inc ...........................        735
         900        * InterMune, Inc ...............................     19,305
         400        * Inverness Medical Innovations, Inc ...........      8,004
         500        * Isis Pharmaceuticals, Inc ....................      1,790
         600        * Kos Pharmaceuticals, Inc .....................     10,482
         900        * KV Pharmaceutical Co (Class A) ...............     16,290
         100        * La Jolla Pharmaceutical Co ...................        169
         150        * Lannett Co, Inc ..............................      1,658
         400        * Lifecore Biomedical, Inc .....................      1,448
         200        * Ligand Pharmaceuticals, Inc (Class B) ........      1,298
       1,300          MacDermid, Inc ...............................     26,585
         500        * Martek Biosciences Corp ......................     14,260
       1,400        * Medarex, Inc .................................      4,522
         600        * Medicines Co .................................     11,184
         400        * MGI Pharma, Inc ..............................      5,044
       2,300          Millennium Chemicals, Inc ....................     26,864
       1,000          Minerals Technologies, Inc ...................     38,110
       1,800        * Nabi Biopharmaceuticals ......................     10,800
       1,300        * Napro Biotherapeutics, Inc ...................        845
         600        * Nastech Pharmaceutical Co ....................      5,100
         600          Nature's Sunshine Products, Inc ..............      5,262
       1,900        * NBTY, Inc ....................................     36,024
       6,300        * Nektar Therapeutics ..........................     39,816
         400        * Neose Technologies, Inc ......................      2,852
       1,400        * Neurocrine Biosciences, Inc ..................     58,492
         600        * Neurogen Corp ................................      2,184
         400          NL Industries, Inc ...........................      6,440
       1,100        * Noven Pharmaceuticals, Inc ...................     15,532
         919        * NPS Pharmaceuticals, Inc .....................     14,208
         600          Octel Corp ...................................      8,694
         628          Olin Corp ....................................     11,411
         600        * Omnova Solutions, Inc ........................      1,770
         600        * Onyx Pharmaceuticals, Inc ....................      4,998
       1,200        * OraSure Technologies, Inc ....................      7,008
       4,300        * OSI Pharmaceuticals, Inc .....................     68,800
         600        * Pain Therapeutics, Inc .......................      1,026
         300        * Penwest Pharmaceuticals Co ...................      4,800
         800        * Peregrine Pharmaceuticals, Inc ...............        400
         900        * Pharmaceutical Resources, Inc ................     38,232
         400          PolyMedica Corp ..............................     12,180
       1,300        * PolyOne Corp .................................      5,070
         100        * Pozen, Inc ...................................        380
       5,000        * Praecis Pharmaceuticals, Inc .................     19,350
         200        * Progenics Pharmaceuticals ....................        884


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  21

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       4,600        * Protein Design Labs, Inc ..................... $   34,040
         300          Quaker Chemical Corp .........................      6,120
         300        * Quidel Corp ..................................        993
         500        * Revlon, Inc (Class A) ........................      1,380
         400        * Salix Pharmaceuticals Ltd ....................      2,708
       1,300        * Sangstat Medical Corp ........................     12,753
       2,200        * Scios, Inc ...................................     96,932
       1,300        * Sepracor, Inc ................................     17,602
       1,100        * Serologicals Corp ............................      9,350
       5,100          Solutia, Inc .................................      7,905
         300          Stepan Co ....................................      6,912
       3,800        * SuperGen, Inc ................................     10,602
         600        * SurModics, Inc ...............................     18,546
       5,900        * Tanox, Inc ...................................     76,405
       1,300        * Terra Industries, Inc ........................      1,768
       1,800        * Texas Biotechnology Corp .....................      2,232
       2,800        * Unifi, Inc ...................................     13,468
         700        * United Therapeutics Corp .....................     12,068
       3,900          USEC, Inc ....................................     21,450
       1,700        * Vical, Inc ...................................      4,301
         100        * Vicuron Pharmaceuticals, Inc .................      1,083
         400        * Virbac Corp ..................................      2,088
       1,500          Wellman, Inc .................................     13,995
         600          West Pharmaceutical Services, Inc ............     11,760
         600        * Women First Healthcare, Inc ..................        300
      14,800        * WR Grace & Co ................................     21,904
         500        * Zymogenetics, Inc ............................      4,600
                                                                     ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             1,986,844
                                                                     ----------
 COAL MINING--0.24%
       2,300          Arch Coal, Inc ...............................     43,723
       2,300          Massey Energy Co .............................     21,620
                                                                     ----------
                      TOTAL COAL MINING                                  65,343
                                                                     ----------
 COMMUNICATIONS--2.05%
         100        * Acme Communication, Inc ......................        645
       1,200        * AirGate PCS, Inc .............................        300
       3,600        * Alamosa Holdings, Inc ........................      1,296
         300        * Alaska Communications Systems Group, Inc .....        600
       3,300        * Allegiance Telecom, Inc ......................        990
       5,600        * American Tower Corp (Class A) ................     30,912
         200        * Beasley Broadcast Group, Inc (Class A) .......      1,942
         600        * Boston Communications Group ..................      9,396
      15,000        * Broadwing, Inc ...............................     60,000
         400        * Centennial Communications Corp ...............        724
         500        * Commonwealth Telephone Enterprises, Inc ......     19,410
      10,900        * Crown Castle International Corp ..............     59,950
         600        * Crown Media Holdings, Inc (Class A) ..........      1,650
         900          CT Communications, Inc .......................      8,604
         200        * Fisher Communications, Inc ...................      8,930
       4,200        * Foundry Networks, Inc ........................     33,768
         800        * General Communication, Inc (Class A) .........      4,760
         600        * Golden Telecom, Inc ..........................      8,940
         300          Gray Television, Inc (Class A) ...............      3,180
         700          Hickory Tech Corp ............................      6,280
      14,300        * Infonet Services Corp (Class B) ..............     18,304
       1,100        * Insight Communications Co, Inc ...............     13,145
         700        * ITXC Corp ....................................        980
         200        * j2 Global Communications, Inc ................      5,698
         800          Liberty Corp .................................     34,880
       2,200        * Lightbridge, Inc .............................     14,036
         100        * Lodgenet Entertainment Corp ..................        850
       4,900        * Mastec, Inc ..................................     11,025
       1,700        * Mediacom Communications Corp .................     14,960
         900        * Metro One Telecommunications, Inc ............      4,482
         200        * Net2Phone, Inc ...............................        668
       1,800        * Nextel Partners, Inc (Class A) ...............      9,072
         600          North Pittsburgh Systems, Inc ................      8,106
         500        * Paxson Communications Corp ...................      1,090
       2,400        * Price Communications Corp ....................     28,704
       2,200        * PTEK Holdings, Inc ...........................      8,206
       1,700        * RCN Corp .....................................      1,224
         400        * Regent Communications, Inc ...................      1,900
         700        * Saga Communications, Inc (Class A) ...........     12,110
         400        * Salem Communications Corp (Class A) ..........      6,520
         200          Shenandoah Telecom Co ........................      5,454
       1,500        * Sinclair Broadcast Group, Inc (Class A) ......     11,790
       1,700        * Spanish Broadcasting System, Inc (Class A) ...     10,438
         400          SureWest Communications ......................     10,940
       1,299        * Talk America Holdings, Inc ...................      9,416
       2,200        * Time Warner Telecom, Inc (Class A) ...........      7,128
         200        * Tivo, Inc ....................................      1,024
       4,800        * Touch America Holdings, Inc ..................        432
         900        * Triton PCS Holdings, Inc (Class A) ...........      1,980
       4,300        * U.S. Unwired, Inc (Class A) ..................      1,290
       2,800        * Ubiquitel, Inc ...............................      1,064
       2,800        * Western Wireless Corp (Class A) ..............     15,736
       1,000        * Wireless Facilities, Inc .....................      5,770
       4,100        * XM Satellite Radio Holdings, Inc .............     24,149
         200        * Young Broadcasting, Inc (Class A) ............      2,446
                                                                     ----------
                      TOTAL COMMUNICATIONS                              567,294
                                                                     ----------
 DEPOSITORY INSTITUTIONS--8.94%
         200          1st Source Corp ..............................      2,560
         300          ABC Bancorp ..................................      4,107
         300          American National Bankshares, Inc ............      7,407
       1,000          Anchor Bancorp Wisconsin, Inc ................     21,950
         415          Arrow Financial Corp .........................     11,890
         298          BSB Bancorp, Inc .............................      6,458
         200          Banc Corp ....................................        994
         200          Bancfirst Corp ...............................      8,822
         500          Bank Mutual Corp .............................     12,635
         700          Bank Of Granite Corp .........................     11,627
         700          Bank Of The Ozarks, Inc ......................     19,502
       1,000          BankAtlantic Bancorp, Inc (Class A) ..........      9,790
          51          Banknorth Group, Inc .........................      1,112
         600        * Bankunited Financial Corp (Class A) ..........     10,590
         400          Banner Corp ..................................      6,320
       1,900        * Bay View Capital Corp ........................     10,355
         300          Berkshire Hills Bancorp, Inc .................      6,900
         200          Boston Private Financial Holdings, Inc .......      2,992
         100          Bostonfed Bancorp, Inc .......................      2,286
         200          Bryn Mawr Bank Corp ..........................      7,164
         200          CB Bancshares, Inc ...........................      9,756
         100          CCBT Financial Cos, Inc ......................      2,200
         700          CFS Bancorp, Inc .............................      9,597
       1,900          CPB, Inc .....................................     48,355
       2,275          CVB Financial Corp ...........................     44,090
         400          Camden National Corp .........................     10,060
         400          Capital City Bank Group, Inc .................     15,644
         900          Cascade Bancorp ..............................     13,149
         700          Cathay Bancorp, Inc ..........................     27,328
         330        * Central Coast Bancorp ........................      5,247
         200          Century Bancorp, Inc (Class A) ...............      5,470
         200          Charter Financial Corp .......................      6,062
         564          Chemical Financial Corp ......................     14,963
         993          Chittenden Corp ..............................     25,957
         400          Citizens First Bancorp, Inc ..................      7,760
         500          City Bank ....................................     11,250
       1,900          City Holding Co ..............................     51,984
         100          CoBiz, Inc ...................................      1,390


                       SEE NOTES TO FINANCIAL STATEMENTS

22  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         300          Coastal Bancorp, Inc ......................... $    9,060
         400          Coastal Financial Corp .......................      4,724
         200          Columbia Bancorp .............................      4,900
         700        * Columbia Banking System, Inc .................      9,625
       1,600          Commercial Federal Corp ......................     34,752
         600          Community Bank System, Inc ...................     18,858
         640          Community Trust Bancorp, Inc .................     16,160
         300          Corus Bankshares, Inc ........................     11,973
         300          Dime Community Bancshares ....................      6,849
       1,100          East West Bancorp, Inc .......................     33,935
       1,800        * Euronet Worldwide, Inc .......................     14,400
         300          FNB Corp (Virginia) ..........................      8,385
         100          Farmers Capital Bank Corp ....................      3,200
         600          Fidelity Bankshares, Inc .....................     11,004
         100          Financial Institutions, Inc ..................      1,982
         300          First Bancorp (North Carolina) ...............      7,551
       1,500          First Bancorp (Puerto Rico) ..................     40,470
         400          First Busey Corp (Class A) ...................      9,360
       1,600          First Charter Corp ...........................     27,936
         100          First Citizens Bancshares, Inc (Class A) .....      9,409
         900          First Commonwealth Financial Corp ............     10,485
         500          First Community Bancorp ......................     14,456
         400          First Community Bancshares, Inc ..............     13,200
         200          First Essex Bancorp, Inc .....................      6,204
       1,400          First Federal Capital Corp ...................     28,434
       1,800          First Financial Bancorp ......................     28,548
         600          First Financial Bankshares, Inc ..............     21,300
         400          First Financial Corp (Indiana) ...............     18,904
         200          First Financial Holdings, Inc ................      4,934
         100          First Merchants Corp .........................      2,281
         430          First National Corp ..........................     10,901
         200          First Oak Brook Bancshares, Inc ..............      6,078
         400          First Of Long Island Corp ....................     13,780
         200        * First Republic Bank ..........................      4,320
       2,900          First Sentinel Bancorp, Inc ..................     40,078
         200          First South Bancorp, Inc .....................      6,552
         100          First State Bancorp ..........................      2,139
         900        * FirstFed Financial Corp ......................     27,171
         100          Firstfed America Bancorp, Inc ................      2,800
       1,400          Flagstar Bancorp, Inc ........................     36,918
         600          Flushing Financial Corp ......................     10,440
         100          Franklin Financial Corp ......................      2,912
         700          Frontier Financial Corp ......................     17,255
         100          GBC Bancorp ..................................      2,415
         600          Glacier Bancorp, Inc .........................     16,056
         600          Gold Banc Corp, Inc ..........................      4,806
         400          Great Southern Bancorp, Inc ..................     14,800
       1,400          Hancock Holding Co ...........................     60,228
         400          Hanmi Financial Corp .........................      6,800
       1,000          Harbor Florida Bancshares, Inc ...............     23,360
         900          Harleysville National Corp ...................     21,897
         700          Hudson River Bancorp, Inc ....................     16,086
         500          Humboldt Bancorp .............................      6,380
         300          IberiaBank Corp ..............................     12,210
         200          Independent Bank Corp (Massachusetts) ........      4,002
       1,037          Independent Bank Corp (Michigan) .............     20,844
         200          Integra Bank Corp ............................      3,430
         400        * Intercept, Inc ...............................      1,644
         400          Interchange Financial Services Corp ..........      6,860
       1,100          International Bancshares Corp ................     42,691
         200          Irwin Financial Corp .........................      3,898
         500        * Itla Capital Corp ............................     16,525
         400          LSB Bancshares, Inc ..........................      6,240
         215          Lakeland Bancorp, Inc ........................      3,419
         300          Lakeland Financial Corp ......................      7,500
         300          MAF Bancorp, Inc .............................     10,095
         500          MB Financial, Inc ............................     17,900
         100          Macatawa Bank Corp ...........................      2,152
         100          Main Street Banks, Inc .......................      1,845
         315          MainSource Financial Group, Inc ..............      7,403
         128          Merchants Bancshares, Inc ....................      3,118
         800          Mid-State Bancshares .........................     13,368
         300          Midwest Banc Holdings, Inc ...................      5,466
         300          NASB Financial, Inc ..........................      6,750
         300          NBC Capital Corp .............................      7,200
       1,100          NBT Bancorp, Inc .............................     19,173
         300          Nara Bancorp, Inc ............................      3,819
         430          National Penn Bancshares, Inc ................     11,632
         500          NetBank, Inc .................................      4,645
         500          Northwest Bancorp, Inc .......................      8,085
       2,100          OceanFirst Financial Corp ....................     45,129
       1,800        * Ocwen Financial Corp .........................      5,436
         400          Old Second Bancorp, Inc ......................     15,128
         400          Omega Financial Corp .........................     13,900
         400          PFF Bancorp, Inc .............................     12,836
       1,800          Pacific Capital Bancorp ......................     53,352
         500        * Pacific Union Bank ...........................      5,785
         100          Parkvale Financial Corp ......................      2,200
         300          Partners Trust Financial Group, Inc ..........      5,100
         600          Peapack Gladstone Financial Corp .............     15,030
         300          Pennfed Financial Services, Inc ..............      7,965
         400          Pennrock Financial Services Corp .............     11,240
         400          Peoples Bancorp, Inc .........................      9,264
         300          Peoples Holding Co ...........................     12,780
         900          Provident Bankshares Corp ....................     20,772
         300          R & G Financial Corp (Class B) ...............      6,600
       2,460          Republic Bancorp, Inc ........................     28,979
         100          Republic Bancorp, Inc (Class A) (Kentucky) ...      1,150
         200          Republic Bancshares, Inc .....................      3,990
         300          Riggs National Corp ..........................      4,305
         103          Royal Bancshares Of Pennsylvania (Class A) ...      2,004
       1,300          S & T Bancorp, Inc ...........................     33,241
         100          S.Y. Bancorp, Inc ............................      3,600
         300          Santander Bancorp ............................      4,008
         300          Seacoast Banking Corp Of Florida .............      5,817
       1,200          Seacoast Financial Services Corp .............     21,901
         400          Second Bancorp, Inc ..........................      8,860
         400          Simmons First National Corp (Class A) ........     14,420
       1,500          South Financial Group, Inc ...................     32,475
         700        * Southwest Bancorp Of Texas, Inc ..............     21,021
         200          Southwest Bancorp, Inc .......................      4,560
         100          St. Francis Capital Corp .....................      2,283
         200          State Bancorp, Inc ...........................      3,700
       2,100          Staten Island Bancorp, Inc ...................     31,332
         360          Sterling Bancorp .............................      8,870
         300          Sterling Bancshares, Inc .....................      3,567
         700          Sterling Financial Corp (Pennsylvania) .......     15,778
         200        * Sterling Financial Corp (Spokane) ............      4,244
         200          Summit Bancshares, Inc .......................      3,824
         200        * Sun Bancorp, Inc (New Jersey) ................      2,932
         200          Sun Bancorp, Inc (Pennsylvania) ..............      3,902
         980          Texas Regional Bancshares, Inc (Class A) .....     29,586
         200          Trico Bancshares .............................      5,060
         600          Troy Financial Corp ..........................     15,318
         900          Trust Co Of New Jersey .......................     24,588
         300          Trustco Bank Corp NY .........................      2,889
         500          U.S.B. Holding Co, Inc .......................      8,150
         500          UCBH Holdings, Inc ...........................     21,990
         300          UMB Financial Corp ...........................     11,010


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  23

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 DEPOSITORY INSTITUTIONS--(CONTINUED)
         838          Umpqua Holdings Corp ......................... $   15,159
         400          Union Bankshares Corp ........................     10,723
       1,500          United Bankshares, Inc .......................     41,550
         800          United Community Banks, Inc ..................     18,440
       1,700          United Community Financial Corp ..............     14,875
       1,300          Unizan Financial Corp ........................     23,816
         400          Virginia Financial Group, Inc ................     10,700
       2,800          W Holding Co, Inc ............................     51,408
       1,800          WSFS Financial Corp ..........................     56,880
         300          Warwick Community Bancorp ....................      8,880
         200          Washington Trust Bancorp, Inc ................      4,042
         500          Wesbanco, Inc ................................     11,735
       1,500          West Coast Bancorp ...........................     21,345
       1,500          Willow Grove Bancorp, Inc ....................     22,200
         300          Wintrust Financial Corp ......................      8,580
         500          Yardville National Bancorp ...................      8,505
                                                                     ----------
                      TOTAL DEPOSITORY INSTITUTIONS                   2,475,797
                                                                     ----------
 EATING AND DRINKING PLACES--1.34%
       1,100        * AFC Enterprises, Inc .........................     14,806
         200        * Benihana, Inc (Class A) ......................      2,060
       1,600          Bob Evans Farms, Inc .........................     38,544
         200        * Buca, Inc ....................................      1,100
       1,500        * CKE Restaurants, Inc .........................      6,600
         700        * California Pizza Kitchen, Inc ................     16,100
         100        * Champps Entertainment, Inc ...................        836
         600        * Checkers Drive-In Restaurant .................      3,408
         300        * Chicago Pizza & Brewery, Inc .................      2,106
         700        * Dave & Buster's, Inc .........................      6,335
         200          IHOP Corp ....................................      4,508
       1,300        * Jack In The Box, Inc .........................     23,543
         100          Landry's Restaurants, Inc ....................      1,680
       1,400          Lone Star Steakhouse & Saloon, Inc ...........     29,666
       1,900        * Luby's, Inc ..................................      2,508
         400        * O'Charley's, Inc .............................      7,668
         700        * P.F. Chang's China Bistro, Inc ...............     25,900
       2,600        * Papa John's International, Inc ...............     65,078
       1,000        * Rare Hospitality International, Inc ..........     27,840
       2,100        * Ryan's Family Steak Houses, Inc ..............     22,052
       1,700        * Sonic Corp ...................................     43,282
         900        * The Steak n Shake Co .........................      8,226
         600        * Triarc Cos, Inc ..............................     16,710
                                                                     ----------
                      TOTAL EATING AND DRINKING PLACES                  370,556
                                                                     ----------
 EDUCATIONAL SERVICES--0.78%
       1,800        * Corinthian Colleges, Inc .....................     71,100
       3,400        * ITT Educational Services, Inc ................     95,200
       1,200        * Learning Tree International, Inc .............     16,224
         300        * Princeton Review, Inc ........................      1,236
         400          Strayer Education, Inc .......................     21,960
         600        * Sylvan Learning Systems, Inc .................      9,528
                                                                     ----------
                      TOTAL EDUCATIONAL SERVICES                        215,248
                                                                     ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.64%
       3,000          AGL Resources, Inc ...........................     70,890
         800          American States Water Co .....................     19,120
       1,643          Atmos Energy Corp ............................     34,930
       1,400          Avista Corp ..................................     14,826
       1,200          Black Hills Corp .............................     32,988
         900          CH Energy Group, Inc .........................     37,530
         500          California Water Service Group ...............     12,875
         500          Cascade Natural Gas Corp .....................      9,700
       2,400        * Casella Waste Systems, Inc (Class A) .........     19,800
         900          Central Vermont Public Service Corp ..........     15,480
       1,200          Cleco Corp ...................................     15,060
         200          Connecticut Water Service, Inc ...............      5,310
         500          DQE, Inc .....................................      6,095
       3,400        * El Paso Electric Co ..........................     36,720
         100          Empire District Electric Co ..................      1,760
       2,300          Energen Corp .................................     73,738
         300          EnergySouth, Inc .............................      7,935
       1,300          Laclede Group, Inc ...........................     30,160
         800          MGE Energy, Inc ..............................     21,184
         200          Middlesex Water Co ...........................      4,422
         200          NUI Corp .....................................      2,920
       1,300          New Jersey Resources Corp ....................     42,445
       1,300          Northwest Natural Gas Co .....................     32,630
       1,000        * Northwestern Corp ............................      2,100
       4,400          Oneok, Inc ...................................     80,696
         700          Otter Tail Corp ..............................     18,130
       1,700          PNM Resources, Inc ...........................     38,233
       1,500          Piedmont Natural Gas Co, Inc .................     53,475
         700          Resource America, Inc (Class A) ..............      5,572
         500          SEMCO Energy, Inc ............................      1,760
         200          SJW Corp .....................................     15,300
       4,600        * Sierra Pacific Resources .....................     14,628
         600          South Jersey Industries, Inc .................     18,930
       1,800        * Southern Union Co ............................     21,870
       1,700          Southwest Gas Corp ...........................     34,595
         415          Southwest Water Co ...........................      5,188
       1,600        * Stericycle, Inc ..............................     60,144
       1,800          UGI Corp .....................................     82,260
         500          UIL Holdings Corp ............................     17,350
       1,500          Unisource Energy Corp ........................     25,950
         200          Unitil Corp ..................................      5,000
       2,300          WGL Holdings, Inc ............................     60,927
       1,500          WPS Resources Corp ...........................     60,000
       1,400        * Waste Connections, Inc .......................     48,300
       3,000          Westar Energy, Inc ...........................     36,360
         900          Western Gas Resources, Inc ...................     29,295
                                                                     ----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      1,284,581
                                                                     ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.94%
       1,300        * ATMI, Inc ....................................     25,038
         900        * AXT, Inc .....................................        603
         900        * Actel Corp ...................................     15,354
       1,600        * Active Power, Inc ............................      1,776
       1,600        * Adtran, Inc ..................................     57,456
       1,000        * Advanced Energy Industries, Inc ..............      8,590
         200        * Advanced Power Technology, Inc ...............        612
       2,900        * Aeroflex, Inc ................................     16,414
       1,500        * Allen Telecom, Inc ...........................     14,625
       4,200        * Alliance Semiconductor Corp ..................     13,440
         400        * American Superconductor Corp .................      1,452
       1,600          Ametek, Inc ..................................     52,816
       1,500        * Anadigics, Inc ...............................      3,180
       1,000        * Anaren Microwave, Inc ........................      8,650
         800          Applica, Inc .................................      3,912
       3,600        * Arris Group, Inc .............................     13,320
       4,900        * Artesyn Technologies, Inc ....................     15,190
         700        * Artisan Components, Inc ......................     11,313
         100        * AstroPower, Inc ..............................        418
       2,800        * Avanex Corp ..................................      2,184
       1,500          Baldor Electric Co ...........................     32,100
         400          Bel Fuse, Inc (Class B) ......................      8,040
       1,100        * Benchmark Electronics, Inc ...................     31,163
       2,100          C&D Technologies, Inc ........................     25,158
       1,500        * C-COR.net Corp ...............................      4,950
         600          CTS Corp .....................................      3,660
       1,500        * Caliper Technologies Corp ....................      5,250
       3,100        * Capstone Turbine Corp ........................      2,232
         200        * Catapult Communications Corp .................      1,272
         400        * Centillium Communications, Inc ...............      1,620


                        SEE NOTES TO FINANCIAL STATEMENTS

24  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       1,900        * Checkpoint Systems, Inc ...................... $   18,696
         200        * ChipPAC, Inc .................................        720
         200        * ClearOne Communications, Inc .................        284
       3,500        * Cree, Inc ....................................     64,820
         200          Cubic Corp ...................................      3,264
       2,300        * DDI Corp .....................................        345
       1,300        * DSP Group, Inc ...............................     23,569
         400        * Drexler Technology Corp ......................      5,800
         600        * Dupont Photomasks, Inc .......................     12,036
         500        * EMS Technologies, Inc ........................      6,980
       7,500        * ESS Technology, Inc ..........................     44,700
       1,489        * Electro Scientific Industries, Inc ...........     18,702
         700        * Emcore Corp ..................................      1,155
       3,300        * Energy Conversion Devices, Inc ...............     28,017
       2,200        * Entegris, Inc ................................     21,912
       1,800        * Exar Corp ....................................     22,878
       6,100        * Finisar Corp .................................      4,758
         300          Franklin Electric Co, Inc ....................     14,094
         300        * FuelCell Energy, Inc .........................      1,515
          96          General Electric Co ..........................      2,448
       1,300        * Genesis Microchip, Inc .......................     16,224
         700        * Genlyte Group, Inc ...........................     23,149
       8,544        * GlobespanVirata, Inc .........................     38,448
       1,000        * GrafTech International Ltd ...................      2,850
       1,600        * Harmonic, Inc ................................      5,328
         100          Helix Technology Corp ........................        861
       1,200        * Hexcel Corp ..................................      3,492
       1,300        * Hutchinson Technology, Inc ...................     32,136
         100        * IXYS Corp ....................................        529
       1,400        * Inet Technologies, Inc .......................      8,260
       4,900        * Inrange Technologies Corp (Class B) ..........      8,967
         700        * Integrated Silicon Solution, Inc .............      1,645
         900          Inter-Tel, Inc ...............................     13,509
       2,700        * Interdigital Communications Corp .............     61,109
       3,100        * Kopin Corp ...................................     15,624
         200          LSI Industries, Inc ..........................      1,810
       2,700        * Lattice Semiconductor Corp ...................     20,358
         100        * Lifeline Systems, Inc ........................      2,042
       1,400        * Littelfuse, Inc ..............................     25,046
       1,900        * MEMC Electronic Materials, Inc ...............     21,375
       1,700        * MIPS Technologies, Inc (Class A) .............      3,094
       4,300        * MRV Communications, Inc ......................      4,859
         900        * Magnetek, Inc ................................      2,160
       1,700        * Manufacturers Services Ltd ...................      7,990
         200        * Mattson Technology, Inc ......................        364
       3,000        * McData Corp (Class A) ........................     25,770
         264        * Medis Technologies Ltd .......................      1,352
       2,700        * Mercury Computer Systems, Inc ................     73,440
         400        * Merix Corp ...................................      1,600
       1,600          Methode Electronics, Inc (Class A) ...........     12,960
       1,300        * Microsemi Corp ...............................     14,235
       1,300        * Microtune, Inc ...............................      2,743
       2,000        * Monolithic System Technology, Inc ............     14,080
         600        * Moog, Inc (Class A) ..........................     18,360
       1,900        * Mykrolis Corp ................................     15,865
         100          National Presto Industries, Inc ..............      2,615
       1,300        * Netro Corp ...................................      3,497
       6,100        * New Focus, Inc ...............................     19,032
         800        * Next Level Communications, Inc ...............        944
       2,100        * ON Semiconductor Corp ........................      2,667
         200        * OSI Systems, Inc .............................      3,162
       2,500        * Oak Technology, Inc ..........................      8,825
       1,000        * Omnivision Technologies, Inc .................     20,720
       5,000        * Oplink Communications, Inc ...................      4,900
         700        * Optical Communication Products, Inc ..........        679
       7,800        * PLX Technology, Inc ..........................     18,564
         400        * Paradyne Networks, Inc .......................        520
         900          Park Electrochemical Corp ....................     13,626
         400        * Parkervision, Inc ............................      2,256
           1        * Parthusceva, Inc .............................          3
         900        * Pericom Semiconductor Corp ...................      7,002
         900        * Photronics, Inc ..............................     10,701
       1,900        * Pixelworks, Inc ..............................     10,450
       3,500        * Plantronics, Inc .............................     51,135
       4,700        * Plexus Corp ..................................     43,005
         100        * Plug Power, Inc ..............................        506
         200        * Powell Industries, Inc .......................      2,788
       1,200        * Power Integrations, Inc ......................     24,876
      11,000        * Power-One, Inc ...............................     48,400
       3,300        * Powerwave Technologies, Inc ..................     11,220
       1,100        * Proton Energy Systems ........................      2,706
       5,700        * Proxim Corp (Class A) ........................      3,420
       4,000        * Rambus, Inc ..................................     52,840
       1,600        * Rayovac Corp .................................     17,360
         840        * Read-Rite Corp ...............................        546
         100          Regal-Beloit Corp ............................      1,531
       1,600        * Remec, Inc ...................................      7,680
       1,900          Richardson Electronics Ltd ...................     15,753
         900        * Rogers Corp ..................................     26,748
         700        * SBS Technologies, Inc ........................      5,089
         300        * Salton, Inc ..................................      3,150
         700        * Seachange International, Inc .................      5,061
       1,800        * Silicon Image, Inc ...........................      7,164
       1,400        * Silicon Laboratories, Inc ....................     36,610
       3,200        * Silicon Storage Technology, Inc ..............      7,360
         300        * Siliconix, Inc ...............................      7,140
         500        * Sipex Corp ...................................      1,875
       1,100        * Sirius Satellite Radio, Inc ..................        803
       6,200        * Skyworks Solutions, Inc ......................     38,626
         100          Smith (A.O.) Corp ............................      2,680
       1,700        * Sonus Networks, Inc ..........................      3,825
         800        * Spectralink Corp .............................      5,864
         700        * Standard Microsystems Corp ...................     10,633
       2,800        * Stoneridge, Inc ..............................     26,964
       6,200        * Stratex Networks, Inc ........................     12,834
         300        * Stratos Lightwave, Inc .......................        936
         100        * Suntron Corp .................................        320
         500        * Supertex, Inc ................................      6,875
      21,400        * Sycamore Networks, Inc .......................     65,270
         200        * Synaptics, Inc ...............................      1,500
         600        * TTM Technologies, Inc ........................      2,064
       1,100        * Technitrol, Inc ..............................     16,104
       2,400        * Tekelec ......................................     20,832
       3,800        * Tellium, Inc .................................      2,014
         300        * Terayon Communication Systems, Inc ...........        513
       1,300        * Thomas & Betts Corp ..........................     18,434
         900        * Three-Five Systems, Inc ......................      4,590
         600        * Tollgrade Communications, Inc ................      8,610
       2,900        * Transmeta Corp ...............................      2,900
         100        * Trikon Technologies, Inc .....................        344
       6,400        * Triquint Semiconductor, Inc ..................     18,048
       6,600        * Turnstone Systems, Inc .......................     18,678
       3,000        * U.S. Industries, Inc .........................     11,880
         600        * Ulticom, Inc .................................      3,852
       1,300        * Universal Display Corp .......................     10,634
       2,800        * Universal Electronics, Inc ...................     27,020
       1,500        * Varian Semiconductor Equipment Associates, Inc     30,510
         800        * Viasat, Inc ..................................      9,096
       3,000        * Vicor Corp ...................................     17,100


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  25

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
         300        * Virage Logic Corp ............................ $    1,875
       8,300        * Vitesse Semiconductor Corp ...................     17,762
         800        * White Electronic Designs Corp ................      5,424
       2,400        * Wilson Greatbatch Technologies, Inc ..........     67,176
         500          Woodhead Industries, Inc .....................      5,945
         100        * Xicor, Inc ...................................        406
       1,600        * Zomax, Inc ...................................      4,640
                                                                     ----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   2,197,822
                                                                     ----------
 ENGINEERING AND MANAGEMENT SERVICES--3.37%
         750        * aaiPharma, Inc ...............................      6,465
         200        * Advisory Board Co/The ........................      6,990
       1,400        * Answerthink, Inc .............................      3,080
       2,000        * Antigenics, Inc ..............................     16,580
       1,600        * Applera Corp (Celera Genomics Group) .........     13,792
       2,300        * Applied Molecular Evolution ..................      6,371
         200        * Ariad Pharmaceuticals, Inc ...................        256
         200        * Baker (Michael) Corp .........................      1,724
         200        * Bioreliance Corp .............................      3,864
       2,000        * Bio-Technology General Corp ..................      5,380
       4,000        * Century Business Services, Inc ...............     10,280
         300        * Charles River Associates, Inc ................      5,130
         155        * Ciphergen Biosystems, Inc ....................        874
         300        * Cornell Cos, Inc .............................      2,520
       1,800        * Corporate Executive Board Co .................     64,116
       1,100        * Corrections Corp Of America ..................     19,206
       3,000        * Covance, Inc .................................     69,360
       7,300        * CuraGen Corp .................................     29,930
       1,600        * CV Therapeutics, Inc .........................     28,848
         500        * Decode Genetics, Inc .........................        925
         300        * Deltagen, Inc ................................         81
         400        * DiamondCluster International, Inc (Class A) ..        560
       1,700        * Digitas, Inc .................................      5,491
         200        * Discovery Partners International, Inc ........        550
       1,200        * Diversa Corp .................................     11,232
         400        * eResearch Technology, Inc ....................     10,736
       4,600        * Exact Sciences Corp ..........................     47,426
       1,600        * Exelixis, Inc ................................     10,656
         510        * Exult, Inc ...................................      3,738
         900        * First Consulting Group, Inc ..................      5,850
         400        * Forrester Research, Inc ......................      5,644
       1,100        * FTI Consulting, Inc ..........................     50,842
       1,700        * Gartner, Inc (Class A) .......................     11,815
       1,300        * Gene Logic, Inc ..............................      6,591
         462        * Genencor International, Inc ..................      4,689
       3,300        * Incyte Corp ..................................      9,867
         500        * Kendle International, Inc ....................      1,685
       1,100        * Kosan Biosciences, Inc .......................      4,906
         300          Landauer, Inc ................................     11,010
       1,600        * Lexicon Genetics, Inc ........................      6,384
         237        * Luminex Corp .................................      1,107
       2,200        * MAXIMUS, Inc .................................     46,684
       1,800        * Maxygen, Inc .................................     13,104
         100        * Myriad Genetics, Inc .........................      1,009
         400        * Navigant Consulting, Inc .....................      2,120
         300        * Neopharm, Inc ................................      3,453
       1,200        * Parexel International Corp ...................     16,464
         800        * Per-Se Technologies, Inc .....................      6,360
       1,200        * Pharmacopeia, Inc ............................     10,524
         300        * PracticeWorks, Inc ...........................      3,081
       1,600        * PRG-Schultz International, Inc ...............     11,536
          83        * Quest Diagnostics, Inc .......................      4,954
       1,800        * Regeneron Pharmaceuticals, Inc ...............     13,536
         100        * Research Frontiers, Inc ......................        714
         800        * Resources Connection, Inc ....................     17,024
       1,200        * Rigel Pharmaceuticals, Inc ...................        888
         650        * Right Management Consultants, Inc ............      8,444
       2,000        * Sangamo Biosciences, Inc .....................      5,740
       1,800        * Seattle Genetics, Inc ........................      4,284
       1,100        * Sequenom, Inc ................................      2,023
         550        * Sourcecorp ...................................      7,706
       4,600        * Symyx Technologies, Inc ......................     69,046
         300        * Tejon Ranch Co ...............................      7,935
       1,500        * Telik, Inc ...................................     20,160
       3,900        * Tetra Tech, Inc ..............................     55,146
       1,200        * Transkaryotic Therapies, Inc .................      7,104
         100        * TRC Cos, Inc .................................      1,312
         400        * Trimeris, Inc ................................     16,472
       1,100        * Tularik, Inc .................................      5,555
       7,000        * U.S. Oncology, Inc ...........................     49,700
         800        * URS Corp .....................................      9,224
         200        * Watson Wyatt & Co Holdings ...................      4,020
                                                                     ----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         931,873
                                                                     ----------
 FABRICATED METAL PRODUCTS--0.77%
         200          Butler Manufacturing Co ......................      3,280
         300          CIRCOR International, Inc ....................      4,077
       2,300        * Crown Holdings, Inc ..........................     12,926
         200        * Drew Industries, Inc .........................      3,042
       1,300        * Griffon Corp .................................     16,770
         800        * Gulf Island Fabrication, Inc .................     13,984
       2,600        * Intermagnetics General Corp ..................     46,384
         100        * Ladish Co, Inc ...............................        445
       2,000        * Material Sciences Corp .......................     20,140
         200        * Mobile Mini, Inc .............................      3,196
         900        * NCI Building Systems, Inc ....................     13,959
       2,400        * Raytech Corp .................................     14,088
         400        * SPS Technologies, Inc ........................      9,760
         200        * Silgan Holdings, Inc .........................      4,434
         700        * Simpson Manufacturing Co, Inc ................     23,660
         100          Sturm Ruger & Co, Inc ........................        876
         700        * Tower Automotive, Inc ........................      1,659
         600          Valmont Industries, Inc ......................     12,960
         300        * Water Pik Technologies, Inc ..................      2,100
         300          Watts Industries, Inc (Class A) ..............      4,674
                                                                     ----------
                      TOTAL FABRICATED METAL PRODUCTS                   212,414
                                                                     ----------
 FOOD AND KINDRED PRODUCTS--1.68%
         700        * American Italian Pasta Co (Class A) ..........     30,275
       1,300        * Aurora Foods, Inc ............................        494
       2,900        * Boston Beer Co, Inc (Class A) ................     36,424
         131          Coca-Cola Bottling Co Consolidated ...........      6,537
       1,600          Corn Products International, Inc .............     46,656
       7,200        * Del Monte Foods Co ...........................     53,712
       1,100          Flowers Foods, Inc ...........................     30,129
         400        * Horizon Organic Holding Corp .................      5,240
         800        * International Multifoods Corp ................     15,456
       4,900          Interstate Bakeries Corp .....................     51,450
         300        * J & J Snack Foods Corp .......................      9,096
       1,500          J.M. Smucker Co ..............................     52,455
       1,200          Lance, Inc ...................................      9,648
         300        * Monterey Pasta Co ............................        900
         200        * National Beverage Corp .......................      2,794
         100        * Peets Coffee & Tea, Inc ......................      1,658
         300          Penford Corp .................................      3,591
         200          Pilgrim's Pride Corp (Class B) ...............      1,596
       1,400        * Ralcorp Holdings, Inc ........................     36,456
         300          Riviana Foods, Inc ...........................      6,996
         100        * Robert Mondavi Corp (Class A) ................      2,005
         200          Sanderson Farms, Inc .........................      3,834
       2,100          Sensient Technologies Corp ...................     42,042


                        SEE NOTES TO FINANCIAL STATEMENTS

26  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FOOD AND KINDRED PRODUCTS--(CONTINUED)
         200          Tasty Baking Co .............................. $    1,650
       1,700        * Topps Co, Inc ................................     14,416
                                                                     ----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   465,510
                                                                     ----------
 FOOD STORES--0.41%
       1,200        * 7-Eleven, Inc ................................      8,352
       1,200        * Great Atlantic & Pacific Tea Co, Inc .........      5,172
         500          Ingles Markets, Inc (Class A) ................      4,775
       1,100        * Panera Bread Co (Class A) ....................     33,539
       1,800        * Pathmark Stores, Inc .........................     12,024
         500        * Penn Traffic Co ..............................        620
       1,600          Ruddick Corp .................................     19,680
         500          Weis Markets, Inc ............................     15,305
       1,500        * Wild Oats Markets, Inc .......................     13,890
                                                                     ----------
                      TOTAL FOOD STORES                                 113,357
                                                                     ----------
 FURNITURE AND FIXTURES--0.07%
         100          Bassett Furniture Industries, Inc ............      1,050
         500        * Bush Industries, Inc (Class A) ...............        815
         600          Kimball International, Inc (Class B) .........      8,371
         300          Stanley Furniture Co, Inc ....................      6,375
         400          Virco Manufacturing Corp .....................      3,856
                                                                     ----------
                      TOTAL FURNITURE AND FIXTURES                       20,467
                                                                     ----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.30%
         500        * Cost Plus, Inc ...............................     13,160
         500        * EUniverse, Inc ...............................      2,545
         300        * Electronics Boutique Holdings Corp ...........      5,037
         600        * Guitar Center, Inc ...........................     12,222
         400          Haverty Furniture Cos, Inc ...................      4,300
       1,000        * Intertan, Inc ................................      4,700
         600        * Linens `n Things, Inc ........................     12,192
         200        * Restoration Hardware, Inc ....................        502
         100        * Rex Stores Corp ..............................      1,015
       4,200        * The Bombay Co, Inc ...........................     22,890
         600        * Trans World Entertainment Corp ...............      1,374
         300        * Tweeter Home Entertainment Group, Inc ........      1,431
         150        * Ultimate Electronics, Inc ....................      1,193
                                                                     ----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES         82,561
                                                                     ----------
 GENERAL BUILDING CONTRACTORS--0.41%
         100        * Beazer Homes U.S.A., Inc .....................      5,881
         100        * Dominion Homes, Inc ..........................      1,360
         700        * Hovnanian Enterprises, Inc (Class A) .........     24,185
       1,400          M/I Schottenstein Homes, Inc .................     40,152
         100          MDC Holdings, Inc ............................      3,838
         100        * Meritage Corp ................................      3,353
         700        * Palm Harbor Homes, Inc .......................      9,884
         400          Standard-Pacific Corp ........................     10,204
         100        * Technical Olympic U.S.A., Inc ................      1,685
         600          Walter Industries, Inc .......................      5,232
         300        * WCI Communities, Inc .........................      3,138
         200        * William Lyon Homes, Inc ......................      5,054
                                                                     ----------
                      TOTAL GENERAL BUILDING CONTRACTORS                113,966
                                                                     ----------
 GENERAL MERCHANDISE STORES--0.39%
         400        * Brookstone, Inc ..............................      6,520
       1,800          Casey's General Stores, Inc ..................     21,420
         600          Fred's, Inc ..................................     16,710
         100        * Pricesmart, Inc ..............................      1,495
       2,700        * ShopKo Stores, Inc ...........................     31,455
         890        * Stein Mart, Inc ..............................      4,539
       1,300        * Tuesday Morning Corp .........................     25,584
                                                                     ----------
                      TOTAL GENERAL MERCHANDISE STORES                  107,723
                                                                     ----------
 HEALTH SERVICES--1.35%
         500        * American Healthways, Inc .....................      9,500
       1,000        * Amsurg Corp ..................................     25,200
       1,900        * Apria Healthcare Group, Inc ..................     44,384
       5,600        * Beverly Enterprises, Inc .....................     11,312
         400        * Bio-Reference Labs, Inc ......................      1,676
         900        * Corvel Corp ..................................     29,322
         500        * CryoLife, Inc ................................      3,425
         100        * Curative Health Services, Inc ................      1,708
         202        * Dynacq International, Inc ....................      2,737
       1,100        * Enzo Biochem, Inc ............................     14,377
       3,800        * Genesis Health Ventures, Inc .................     56,468
         600          Gentiva Health Services, Inc .................      5,034
       1,800          Hooper Holmes, Inc ...........................      9,000
         400        * Impath, Inc ..................................      5,400
         500        * Kindred Healthcare, Inc ......................      5,656
         200        * LabOne, Inc ..................................      3,850
         900        * MIM Corp .....................................      6,678
         200        * Matria Healthcare, Inc .......................      1,950
         500        * Medcath Corp .................................      2,580
         400        * National Healthcare Corp .....................      7,380
         800        * Odyssey HealthCare, Inc ......................     19,016
         100        * Option Care, Inc .............................        848
       1,100        * Pediatrix Medical Group, Inc .................     27,654
         600        * Prime Medical Services, Inc ..................      4,422
       1,500        * Province Healthcare Co .......................     13,275
       1,000        * Radiologix, Inc ..............................      2,260
         800        * RehabCare Group, Inc .........................     14,280
         800        * Select Medical Corp ..........................     11,400
         100        * Specialty Laboratories, Inc ..................        840
         900        * Sunrise Assisted Living, Inc .................     21,600
         800        * U.S. Physical Therapy, Inc ...................      8,896
         100        * United Surgical Partners International, Inc ..      1,849
                                                                     ----------
                      TOTAL HEALTH SERVICES                             373,977
                                                                     ----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.15%
       1,800          Granite Construction, Inc ....................     28,260
         900        * Insituform Technologies, Inc (Class A) .......     12,105
                                                                     ----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING          40,365
                                                                     ----------
 HOLDING AND OTHER INVESTMENT OFFICES--9.56%
         100        * 4Kids Entertainment, Inc .....................      1,180
         200          AMLI Residential Properties Trust ............      4,210
       1,200          Acadia Realty Trust ..........................      9,624
         400          Alabama National Bancorp .....................     16,400
         200          Alexandria Real Estate Equities, Inc .........      8,410
         300          Allegiant Bancorp, Inc .......................      5,070
         300          Amcore Financial, Inc ........................      6,531
       1,100          Anthracite Capital, Inc ......................     12,584
         800          Anworth Mortgage Asset Corp ..................     10,448
       5,795          Friedman Billings Ramsey Group, Inc ..........     52,445
         300          Apex Mortgage Capital, Inc ...................      1,803
         500          Associated Estates Realty Corp ...............      2,750
         700          Bedford Property Investors, Inc ..............     18,298
         800          Boykin Lodging Co ............................      5,896
       1,300          Brandywine Realty Trust ......................     28,600
       4,500          Brookline Bancorp, Inc .......................     56,340
         500          CBL & Associates Properties, Inc .............     20,295
         200          California First National Bancorp ............      2,040
       1,000          Capital Automotive REIT ......................     24,940
         100          Capitol Bancorp Ltd ..........................      2,115
       4,100          Capstead Mortgage Corp .......................     46,781
         400          Chateau Communities, Inc .....................      7,540
       1,000          Chelsea Property Group, Inc ..................     37,250
         600        * Cherokee, Inc ................................      9,000
         700          Colonial Properties Trust ....................     23,156
       4,800          Commercial Net Lease Realty, Inc .............     72,480
         400          Community Banks, Inc .........................     11,640
       1,700          Community First Bankshares, Inc ..............     43,435
         500          Connecticut Bancshares, Inc ..................     20,765


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  27

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
         900          Cornerstone Realty Income Trust, Inc ......... $    6,264
       1,700          Corporate Office Properties Trust ............     25,330
         600          Correctional Properties Trust ................     12,384
       1,800          Crown American Realty Trust ..................     17,676
           7          Developers Diversified Realty Corp ...........        169
         700          Eastgroup Properties, Inc ....................     17,892
         800          Entertainment Properties Trust ...............     21,200
       1,900          Equity Inns, Inc .............................     11,115
         900          Equity One, Inc ..............................     13,761
         700          Essex Property Trust, Inc ....................     36,575
         400          F & M Bancorp ................................     17,604
       1,400          Federal Realty Investment Trust ..............     42,518
       2,200        * FelCor Lodging Trust, Inc ....................     13,706
         500          First Defiance Financial Corp ................      9,275
         200          First Indiana Corp ...........................      3,160
       1,252          First Niagara Financial Group, Inc ...........     14,712
         900          First Place Financial Corp ...................     13,680
       6,200          Fremont General Corp .........................     43,090
         600          Gables Residential Trust .....................     16,056
         315          German American Bancorp ......................      5,528
         400          Gladstone Capital Corp .......................      6,432
         200          Glenborough Realty Trust, Inc ................      3,092
       1,000          Glimcher Realty Trust ........................     19,200
       1,300          Great Lakes REIT .............................     18,447
       8,300          HRPT Properties Trust ........................     70,633
         100        * Hawthorne Financial Corp .....................      2,956
       2,000          Health Care REIT, Inc ........................     52,400
       2,100          Healthcare Realty Trust, Inc .................     51,282
         800          Heritage Property Investment Trust ...........     20,040
       1,300          Home Properties Of New York, Inc .............     43,160
       2,800          IMPAC Mortgage Holdings, Inc .................     36,372
         700          Innkeepers U.S.A. Trust ......................      4,550
         700          Investors Real Estate Trust ..................      6,517
       3,300          Keystone Property Trust ......................     56,760
         400          Kilroy Realty Corp ...........................      8,840
         600          Koger Equity, Inc ............................      9,180
       1,100          Kramont Realty Trust .........................     16,500
         600          LTC Properties, Inc ..........................      3,774
       5,100        * La Quinta Corp ...............................     15,555
         500          LaSalle Hotel Properties .....................      5,975
       1,300          Lexington Corporate Properties Trust .........     22,165
       2,100        * Local Financial Corp .........................     30,282
         100          MASSBANK Corp ................................      2,752
         400          MFA Mortgage Investments, Inc ................      3,460
       2,900          Macerich Co ..................................     91,872
         100          Manufactured Home Communities, Inc ...........      2,960
       1,600        * Meristar Hospitality Corp ....................      5,456
         700          Mid Atlantic Realty Trust ....................     12,761
         700          Mid-America Apartment Communities, Inc .......     16,590
       1,300          Mills Corp ...................................     40,560
         200          Mission West Properties, Inc .................      1,880
       3,700          National Health Investors, Inc ...............     56,795
         100          National Health Realty, Inc ..................      1,332
       1,100          Nationwide Health Properties, Inc ............     14,135
         900          Novastar Financial, Inc ......................     30,735
         600        * Omega Healthcare Investors, Inc ..............      1,380
       1,925          Oriental Financial Group, Inc ................     41,580
         400          PS Business Parks, Inc .......................     11,900
         800          Pacific Northwest Bancorp ....................     22,200
       1,609          Pan Pacific Retail Properties, Inc ...........     60,901
         400          Parkway Properties, Inc ......................     15,072
         700          Pennsylvania Real Estate Investment Trust ....     20,055
         300          Port Financial Corp ..........................     14,337
       1,400          Post Properties, Inc .........................     33,810
       1,500          Prentiss Properties Trust ....................     40,650
         100        * Price Legacy Corp ............................        255
         300          PrivateBancorp, Inc ..........................      6,801
         200          Prosperity Bancshares, Inc ...................      3,316
         200          Provident Bancorp, Inc .......................      6,300
         200        * Quaker City Bancorp, Inc .....................      6,788
       1,000          RAIT Investment Trust ........................     22,640
         900          RFS Hotel Investors, Inc .....................      8,730
       1,100          Ramco-Gershenson Properties ..................     24,167
       1,500          Realty Income Corp ...........................     53,625
         600          Redwood Trust, Inc ...........................     19,500
         800          SL Green Realty Corp .........................     24,448
         400          Sandy Spring Bancorp, Inc ....................     13,052
         500          Saul Centers, Inc ............................     11,525
         700          Senior Housing Properties Trust ..............      8,085
         700          Shurgard Storage Centers, Inc (Class A) ......     21,735
         500          Sizeler Property Investors ...................      4,645
         500          Sovran Self Storage, Inc .....................     14,240
         500          Suffolk Bancorp ..............................     15,415
         400          Summit Properties, Inc .......................      7,400
         600          Sun Communities, Inc .........................     21,480
         300          Superior Financial Corp ......................      5,547
         900          Susquehanna Bancshares, Inc ..................     18,648
       1,800          Tanger Factory Outlet Centers, Inc ...........     55,566
       1,300          Taubman Centers, Inc .........................     22,139
       2,900          Thornburg Mortgage, Inc ......................     59,827
         300          Tompkins Trustco, Inc ........................     13,500
         700          Town & Country Trust .........................     14,140
       3,400          U.S. Restaurant Properties, Inc ..............     47,940
         100          United National Bancorp ......................      2,351
         500          Universal Health Realty Income Trust .........     12,950
         400          Urstadt Biddle Properties, Inc (Class A) .....      4,792
       3,300          Ventas, Inc ..................................     38,280
       1,700          Washington Real Estate Investment Trust ......     44,149
       3,100          Waypoint Financial Corp ......................     53,506
         200        * Wellsford Real Properties, Inc ...............      2,904
         100          Westfield Financial, Inc .....................      1,540
         500          Winston Hotels, Inc ..........................      3,310
                                                                     ----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      2,646,242
                                                                     ----------
 HOTELS AND OTHER LODGING PLACES--0.46%
         100        * Ameristar Casinos, Inc .......................      1,072
       1,500        * Boca Resorts, Inc (Class A) ..................     16,515
       1,500        * Boyd Gaming Corp .............................     19,125
       2,700        * Choice Hotels International, Inc .............     65,826
         900          Marcus Corp ..................................     12,240
         100        * Monarch Casino & Resort, Inc .................        911
         700        * Pinnacle Entertainment, Inc ..................      3,416
         100        * Prime Hospitality Corp .......................        516
         500        * Vail Resorts, Inc ............................      5,575
       7,300        * Wyndham International, Inc (Class A) .........      1,533
                                                                     ----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             126,729
                                                                     ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--4.95%
         600        * Aaon, Inc ....................................      7,620
         400        * Actuant Corp .................................     14,060
       3,000        * Advanced Digital Information Corp ............     20,670
         300          Alamo Group, Inc .............................      3,498
         200        * Astec Industries, Inc ........................      1,162
         900        * Asyst Technologies, Inc ......................      4,878
       2,000        * Avocent Corp .................................     46,680
       1,600        * Axcelis Technologies, Inc ....................      7,568
       1,200          Black Box Corp ...............................     35,556
       1,100          Briggs & Stratton Corp .......................     42,724
         200        * Brooks Automation, Inc .......................      1,934
         600          Cascade Corp .................................      8,640


                        SEE NOTES TO FINANCIAL STATEMENTS

28  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       3,500        * Cirrus Logic, Inc ............................ $    7,035
         700        * Columbus Mckinnon Corp .......................      1,127
       4,600        * Computer Network Technology Corp .............     31,648
      10,500        * Concurrent Computer Corp .....................     23,205
       1,300        * Cray, Inc ....................................      8,606
         700        * Cuno, Inc ....................................     23,541
       2,900        * Dril-Quip, Inc ...............................     39,643
       1,000        * Electroglas, Inc .............................        880
       2,600        * Electronics For Imaging, Inc .................     45,991
         600          Engineered Support Systems, Inc ..............     23,490
       1,000        * Esterline Technologies Corp ..................     16,910
         200        * FSI International, Inc .......................        466
         100        * FalconStor Software, Inc .....................        385
         600        * Flow International Corp ......................      1,200
         600        * Gardner Denver, Inc ..........................     11,040
         200        * General Binding Corp .........................      1,580
       3,700        * Global Power Equipment Group, Inc ............     18,870
         400          Gorman-Rupp Co ...............................      7,880
       1,900        * Handspring, Inc ..............................      1,178
         500        * Hydril Co ....................................     12,495
         700        * Hypercom Corp ................................      2,625
         800          IDEX Corp ....................................     23,200
       1,400        * InFocus Corp .................................      6,916
       2,700        * Iomega Corp ..................................     29,970
         300          JLG Industries, Inc ..........................      1,416
         300        * Joy Global, Inc ..............................      3,249
         200        * Kadant, Inc ..................................      3,278
       2,100          Kaydon Corp ..................................     39,522
         500          Kennametal, Inc ..............................     14,065
         800        * Kulicke & Soffa Industries, Inc ..............      3,800
       2,200          Lennox International, Inc ....................     31,680
       1,500          Lincoln Electric Holdings, Inc ...............     27,090
         400          Lindsay Manufacturing Co .....................      8,600
         300          Lufkin Industries, Inc .......................      5,745
         300          Manitowoc Co, Inc ............................      5,043
      10,300        * Maxtor Corp ..................................     57,989
         100        * Mestek, Inc ..................................      1,829
         800        * Micros Systems, Inc ..........................     18,808
       1,000          Milacron, Inc ................................      4,150
       1,600          Modine Manufacturing Co ......................     23,984
         300        * NATCO Group, Inc (Class A) ...................      1,695
         200          Nacco Industries, Inc (Class A) ..............      9,200
       1,856          Nordson Corp .................................     44,711
       1,000        * Oil States International, Inc ................     12,000
         400        * Omnicell, Inc ................................      1,324
         300        * Overland Storage, Inc ........................      4,311
       1,370        * Palm, Inc ....................................     13,685
       1,700        * Paxar Corp ...................................     19,465
         400        * Planar Systems, Inc ..........................      4,704
       5,600        * Presstek, Inc ................................     25,144
         400        * ProQuest Co ..................................      8,268
       3,700        * Quantum Corp .................................     13,357
       1,200        * Rainbow Technologies, Inc ....................     11,316
       2,000        * Riverstone Networks, Inc .....................      2,800
         100          Robbins & Myers, Inc .........................      1,346
         804        * SCM Microsystems, Inc ........................      2,010
       2,900        * Sandisk Corp .................................     48,778
         600          Sauer-Danfoss, Inc ...........................      4,764
         300          Schawk, Inc ..................................      2,910
         200        * Scientific Games Corp (Class A) ..............      1,080
         700        * Semitool, Inc ................................      2,863
       5,100        * Silicon Graphics, Inc ........................      7,803
         400        * Simpletech, Inc ..............................      1,000
         500          Standex International Corp ...................      9,525
         300          Starrett (L.S.) Co (Class A) .................      4,200
       2,100          Stewart & Stevenson Services, Inc ............     22,890
       2,200        * Surebeam Corp (Class A) ......................      7,722
         800          Tecumseh Products Co (Class A) ...............     32,784
         500          Tennant Co ...................................     15,750
         900        * Terex Corp ...................................     11,124
         500          Thomas Industries, Inc .......................     12,400
         600          Toro Co ......................................     42,030
       2,300        * UNOVA, Inc ...................................     12,351
         900        * Ultratech Stepper, Inc .......................     10,773
       1,200        * Veeco Instruments, Inc .......................     18,528
       9,400        * Western Digital Corp .........................     85,164
       1,600          Woodward Governor Co .........................     55,984
                                                                     ----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,370,878
                                                                     ----------
 INSTRUMENTS AND RELATED PRODUCTS--5.18%
         100        * Abiomed, Inc .................................        390
         200        * ADE Corp .....................................      1,190
         100        * Advanced Neuromodulation Systems, Inc ........      4,290
         500        * Aksys Ltd ....................................      3,500
         700        * Alaris Medical, Inc ..........................      7,238
         700        * Align Technology, Inc ........................      4,235
         900        * American Medical Systems Holdings, Inc .......     13,005
         300          Analogic Corp ................................     13,671
         400          Arrow International, Inc .....................     16,268
       1,000        * Arthrocare Corp ..............................     12,470
         200        * August Technology Corp .......................        784
         600          BEI Technologies, Inc ........................      5,820
         900        * Bio-Rad Laboratories, Inc (Class A) ..........     32,175
         400        * Bruker AXS, Inc ..............................        536
         500        * Bruker Daltonics, Inc ........................      1,496
         300        * Cantel Medical Corp ..........................      3,831
         400        * Cardiac Science, Inc .........................        912
         800        * Cardiodynamics International Corp ............      2,416
       1,000        * Cepheid, Inc .................................      4,190
         700        * Cerus Corp ...................................      6,160
         200        * Cholestech Corp ..............................      1,628
         300        * Closure Medical Corp .........................      3,882
       1,700        * Cognex Corp ..................................     35,989
       1,400        * Coherent, Inc ................................     26,250
       1,000          Cohu, Inc ....................................     14,630
         200        * Cole National Corp ...........................      1,800
         300        * Conceptus, Inc ...............................      2,700
       1,100        * Concord Camera Corp ..........................      5,511
         300        * Conmed Corp ..................................      4,923
       1,500          Cooper Cos, Inc ..............................     44,850
       1,500        * Credence Systems Corp ........................     10,200
         900        * Cyberonics, Inc ..............................     19,251
         500          Datascope Corp ...............................     13,540
       2,300        * Dionex Corp ..................................     75,969
         200        * DJ Orthopedics, Inc ..........................        782
         200        * DRS Technologies, Inc ........................      5,002
         600          EDO Corp .....................................     10,860
         100        * Endocardial Solutions, Inc ...................        277
         600        * ESCO Technologies, Inc .......................     19,680
         400        * Excel Technology, Inc ........................      8,132
         700        * FEI Co .......................................     11,172
       1,200        * Flir Systems, Inc ............................     56,892
         900        * Fossil, Inc ..................................     15,498
         900        * Haemonetics Corp .............................     19,665
         900        * Hanger Orthopedic Group, Inc .................     10,287
         400        * Harvard Bioscience, Inc ......................      1,500
         300        * HealthTronics Surgical Services, Inc .........      2,451
         300        * Herley Industries, Inc .......................      5,157
         500        * Hologic, Inc .................................      4,306
         500        * ICU Medical, Inc .............................     13,756


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  29

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
         500        * Igen International, Inc ...................... $   17,695
         500        * Ii-Vi, Inc ...................................      8,300
       1,100        * Illumina, Inc ................................      2,486
         600        * Inamed Corp ..................................     21,462
      14,600        * Input/Output, Inc ............................     52,560
         700        * Integra LifeSciences Holding .................     16,100
         100        * Integrated Defense Technology, Inc ...........      1,420
         100        * Interpore International ......................        800
         200        * Intuitive Surgical, Inc ......................      1,292
       1,300          Invacare Corp ................................     40,937
         300        * Invision Technologies, Inc ...................      6,741
         200        * Ionics, Inc ..................................      3,310
         100        * Itron, Inc ...................................      1,671
         900        * Ixia .........................................      4,374
         200          Keithley Instruments, Inc ....................      2,162
         300        * Kensey Nash Corp .............................      6,144
         200        * Kyphon, Inc ..................................      1,756
         100        * LeCroy Corp ..................................        974
       1,300        * Lexar Media, Inc .............................      4,264
         400        * LTX Corp .....................................      2,000
         300        * Med-Design Corp ..............................        942
         400        * MedSource Technologies, Inc ..................        724
       2,000          Mentor Corp ..................................     34,220
         500        * Merit Medical Systems, Inc ...................      9,525
         400          Mine Safety Appliances Co ....................     14,240
         900        * Molecular Devices Corp .......................     10,890
         400          Movado Group, Inc ............................      7,600
       1,200          MTS Systems Corp .............................     12,960
         300        * Nanometrics, Inc .............................      1,170
       1,800        * Newport Corp .................................     21,258
       1,100        * Oakley, Inc ..................................      9,075
         200        * Ocular Sciences, Inc .........................      2,780
         900        * Orbital Sciences Corp ........................      4,653
       1,400        * Orthologic Corp ..............................      4,746
         500        * Photon Dynamics, Inc .........................      8,180
       3,000        * Pinnacle Systems, Inc ........................     31,230
         800        * Possis Medical, Inc ..........................     12,928
         400        * QMed, Inc ....................................      2,744
       1,400        * Resmed, Inc ..................................     44,772
       1,700        * Respironics, Inc .............................     58,431
         100        * Rita Medical Systems, Inc ....................        425
       1,500          Roper Industries, Inc ........................     43,275
         200        * Rudolph Technologies, Inc ....................      2,890
         900        * Sola International, Inc ......................     11,124
         300        * Sonic Innovations, Inc .......................        720
         300        * SonoSite, Inc ................................      4,710
       1,800        * Sybron Dental Specialties, Inc ...............     31,410
         100          Sypris Solutions, Inc ........................        788
       2,000        * Techne Corp ..................................     41,340
       1,400        * Theragenics Corp .............................      4,844
         500        * Therasense, Inc ..............................      3,340
       1,000        * Therma-Wave, Inc .............................        450
       2,300        * Thoratec Corp ................................     29,187
       1,000        * Trimble Navigation Ltd .......................     18,940
         100        * TriPath Imaging, Inc .........................        425
         200          United Industrial Corp .......................      2,490
         400        * Urologix, Inc ................................        864
       1,500        * Varian, Inc ..................................     42,990
         600        * Ventana Medical Systems, Inc .................     12,054
         800        * Viasys Healthcare, Inc .......................     11,200
       4,100        * Visx, Inc ....................................     43,460
         200          Vital Signs, Inc .............................      5,310
       2,900        * Vivus, Inc ...................................      9,860
         600        * Wright Medical Group, Inc ....................     10,512
         900          X-Rite, Inc ..................................      7,569
         223        * Young Innovations, Inc .......................      4,908
         400        * Zoll Medical Corp ............................     16,344
         200        * Zygo Corp ....................................      1,136
                                                                     ----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,433,198
                                                                     ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.23%
         300        * Clark/Bardes, Inc ............................      3,588
       1,100          Crawford & Co (Class B) ......................      4,565
       1,800          Hilb, Rogal & Hamilton Co ....................     56,232
                                                                     ----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE        64,385
                                                                     ----------
 INSURANCE CARRIERS--3.10%
         500          Alfa Corp ....................................      5,806
       1,500        * American Medical Security Group, Inc .........     19,860
       2,700        * American Physicians Capital, Inc .............     57,240
         500        * AMERIGROUP Corp ..............................     14,630
         600          Argonaut Group, Inc ..........................      5,130
         250          Baldwin & Lyons, Inc (Class B) ...............      4,963
         300        * Centene Corp .................................      8,763
         400        * Ceres Group, Inc .............................        660
         500        * Citizens, Inc ................................      3,025
         700        * CNA Surety Corp ..............................      5,600
         500        * Cobalt Corp ..................................      7,225
       2,000          Commerce Group, Inc ..........................     68,400
         800          Delphi Financial Group, Inc (Class A) ........     31,344
         100          EMC Insurance Group, Inc .....................      1,890
         400          FBL Financial Group, Inc (Class A) ...........      7,900
         200          Financial Industries Corp ....................      2,888
         700        * FPIC Insurance Group, Inc ....................      5,201
         200          Great American Financial Resources, Inc ......      3,032
       1,000          Harleysville Group, Inc ......................     24,950
         700        * HealthExtras, Inc ............................      2,695
         900          Horace Mann Educators Corp ...................     11,808
         200          Independence Holding Co ......................      3,846
         100          Kansas City Life Insurance Co ................      4,274
       2,100          Landamerica Financial Group, Inc .............     83,475
         200          Midland Co ...................................      3,580
         200        * National Western Life Insurance Co (Class A) .     18,722
         700        * Navigators Group, Inc ........................     18,004
         200          NYMAGIC, Inc .................................      3,870
         800          Odyssey Re Holdings Corp .....................     14,440
         700        * Ohio Casualty Corp ...........................      9,044
       1,700        * Pacificare Health Systems, Inc ...............     41,038
       2,200        * Philadelphia Consolidated Holding Corp .......     79,200
         100        * Pico Holdings, Inc ...........................      1,244
         600          PMA Capital Corp (Class A) ...................      4,062
         800          Presidential Life Corp .......................      5,032
       1,600        * ProAssurance Corp ............................     37,632
       1,500          RLI Corp .....................................     40,305
         700          Selective Insurance Group, Inc ...............     17,178
       1,400        * Sierra Health Services, Inc ..................     18,060
       1,300          State Auto Financial Corp ....................     22,009
       2,900        * Stewart Information Services Corp ............     67,309
       1,000        * Triad Guaranty, Inc ..........................     34,360
       2,000        * UICI .........................................     19,220
         200          United Fire & Casualty Co ....................      5,960
         200        * Universal American Financial Corp ............      1,142
       1,900          Vesta Insurance Group, Inc ...................      4,256
         300          Zenith National Insurance Corp ...............      6,435
                                                                     ----------
                      TOTAL INSURANCE CARRIERS                          856,707
                                                                     ----------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.01%
         300        * Wackenhut Corrections Corp ...................      2,940
                                                                     ----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY              2,940
                                                                     ----------
 LEATHER AND LEATHER PRODUCTS--0.33%
         900          Brown Shoe Co, Inc ...........................     24,363
         500          K-Swiss, Inc (Class A) .......................     12,775


                        SEE NOTES TO FINANCIAL STATEMENTS

30  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 LEATHER AND LEATHER PRODUCTS--(CONTINUED)
         300        * Maxwell Shoe Co, Inc (Class A) ............... $    3,345
         400        * Steven Madden Ltd ............................      6,268
       2,700          Wolverine World Wide, Inc ....................     45,225
                                                                     ----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 91,976
                                                                     ----------
 LEGAL SERVICES--0.03%
         500        * Pre-Paid Legal Services, Inc .................      8,640
                                                                     ----------
                      TOTAL LEGAL SERVICES                                8,640
                                                                     ----------
 LUMBER AND WOOD PRODUCTS--0.12%
         100          American Woodmark Corp .......................      4,411
       2,300        * Champion Enterprises, Inc ....................      4,232
         400          Deltic Timber Corp ...........................      9,560
         700        * Modtech Holdings, Inc ........................      4,872
         100          Skyline Corp .................................      2,610
         500          Universal Forest Products, Inc ...............      7,750
                                                                     ----------
                      TOTAL LUMBER AND WOOD PRODUCTS                     33,435
                                                                     ----------
 METAL MINING--0.17%
         500        * Cleveland-Cliffs, Inc ........................      9,325
       4,100        * Hecla Mining Co ..............................     13,489
         700          Royal Gold, Inc ..............................     10,213
         700          Southern Peru Copper Corp ....................     10,220
       2,000        * Stillwater Mining Co .........................      5,000
                                                                     ----------
                      TOTAL METAL MINING                                 48,247
                                                                     ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.85%
       2,400          Blyth, Inc ...................................     61,032
         700        * Daktronics, Inc. .............................     10,885
         200        * Escalade, Inc ................................      2,734
         900        * Identix, Inc .................................      4,050
         100        * Jakks Pacific, Inc ...........................      1,036
         200        * Johnson Outdoors, Inc (Class A) ..............      1,780
       1,100        * K2, Inc ......................................      8,492
         700        * Lydall, Inc ..................................      6,160
       2,500          Nautilus Group, Inc ..........................     35,650
         300          Oneida Ltd ...................................      3,210
         100          Penn Engineering & Manufacturing Corp ........      1,152
       1,600        * Racing Champions Ertl Corp ...................     24,560
         400          Russ Berrie & Co, Inc ........................     12,800
       1,800        * Shuffle Master, Inc ..........................     26,553
         300        * Steinway Musical Instruments, Inc ............      4,431
       1,800        * Yankee Candle Co, Inc ........................     30,654
                                                                     ----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      235,179
                                                                     ----------
 MISCELLANEOUS RETAIL--0.95%
       3,500        * 1-800-Flowers.com, Inc (Class A) .............     23,520
         100        * AC Moore Arts & Crafts, Inc ..................      1,383
         700        * Alloy, Inc ...................................      3,507
         800          Blair Corp ...................................     18,808
       2,900          Cash America International, Inc ..............     27,492
         250        * Coldwater Creek, Inc .........................      2,373
       1,500        * dELiA*s Corp (Class A) .......................        525
       1,100        * Drugstore.Com, Inc ...........................      4,213
         400        * Duane Reade, Inc .............................      5,072
         900       b* FAO, Inc .....................................        189
         500        * Finlay Enterprises, Inc ......................      6,330
         700          Friedman's, Inc (Class A) ....................      6,720
         200        * Gaiam, Inc ...................................      1,074
         200        * Galyans Trading Co, Inc ......................      2,498
         100        * Gart Sports Co ...............................      1,908
         400          Hancock Fabrics, Inc .........................      5,560
         300        * Hibbett Sporting Goods, Inc ..................      7,419
         400        * Jill (J.) Group, Inc .........................      4,640
         600        * Jo-Ann Stores, Inc (Class A) .................     12,000
       1,500          Longs Drug Stores Corp .......................     22,500
       1,800        * Marvel Enterprises, Inc ......................     24,876
       5,700        * OfficeMax, Inc ...............................     29,355
         100        * Overstock.com, Inc ...........................        975
         300        * Party City Corp ..............................      2,400
         300        * PC Connection, Inc ...........................      1,575
         400        * Sharper Image Corp ...........................      7,204
       1,500        * Stamps.com, Inc ..............................      6,285
         100        * Summit America Television, Inc ...............        238
       1,600        * The Sports Authority, Inc ....................     11,168
         600        * Valuevision International, Inc (Class A) .....      6,042
         500        * Whitehall Jewellers, Inc .....................      4,250
         500          World Fuel Services Corp .....................     10,180
                                                                     ----------
                      TOTAL MISCELLANEOUS RETAIL                        262,279
                                                                     ----------
 MOTION PICTURES--0.30%
         300        * AMC Entertainment, Inc .......................      2,601
         300        * Ascent Media Group, Inc ......................        348
       1,200        * Avid Technology, Inc .........................     26,568
         100        * Carmike Cinemas, Inc .........................      1,925
       2,100        * Hollywood Entertainment Corp .................     33,684
         800        * Movie Gallery, Inc ...........................     13,936
         200        * NetFlix, Inc .................................      4,070
                                                                     ----------
                      TOTAL MOTION PICTURES                              83,132
                                                                     ----------
 NONDEPOSITORY INSTITUTIONS--0.72%
       1,100          Advanta Corp (Class A) .......................      7,513
       1,400          American Capital Strategies Ltd ..............     31,360
         100          American Home Mortgage Holdings, Inc .........      1,001
       1,600          Charter Municipal Mortgage Acceptance Co .....     28,112
       3,600        * CompuCredit Corp .............................     22,608
         500        * Credit Acceptance Corp .......................      2,450
         200        * DVI, Inc .....................................      1,710
         100        * Federal Agricultural Mortgage Corp (Class C) .      2,179
         100        * Financial Federal Corp .......................      1,910
         400          MCG Capital Corp .............................      3,996
      10,700          Metris Cos, Inc ..............................     25,145
         700          New Century Financial Corp ...................     21,827
         900        * Saxon Capital, Inc ...........................     11,979
         600          Westcorp .....................................     11,142
         500        * WFS Financial, Inc ...........................      9,670
       2,000        * World Acceptance Corp ........................     18,000
                                                                     ----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  200,602
                                                                     ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.02%
       1,000          Amcol International Corp .....................      5,680
                                                                     ----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS            5,680
                                                                     ----------
 OIL AND GAS EXTRACTION--3.11%
         500        * 3TEC Energy Corp .............................      7,530
         100        * Atwood Oceanics, Inc .........................      2,524
       1,400          Berry Petroleum Co (Class A) .................     21,000
       3,200          Cabot Oil & Gas Corp (Class A) ...............     76,800
         300        * Cal Dive International, Inc ..................      5,403
       4,300          Chesapeake Energy Corp .......................     33,798
       2,000        * Comstock Resources, Inc ......................     20,200
       3,100        * Denbury Resources, Inc .......................     33,573
         400        * Encore Acquisition Co ........................      7,380
       1,200        * Energy Partners Ltd ..........................     12,240
         700        * Evergreen Resources, Inc .....................     31,717
         100        * Exploration Co Of Delaware, Inc ..............        302
       3,100        * Global Industries Ltd ........................     14,446
       8,100        * Grey Wolf, Inc ...............................     31,914
         900        * Hanover Compressor Co ........................      5,850
       1,600        * Harvest Natural Resources, Inc ...............      7,776
         200        * Horizon Offshore, Inc ........................        680
         500        * Houston Exploration Co .......................     13,500
       2,700        * Key Energy Services, Inc .....................     27,216
       1,300        * Magnum Hunter Resources, Inc .................      7,228
       1,700        * Meridian Resource Corp .......................      1,955
       3,500        * Newpark Resources, Inc .......................     15,855


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  31

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
     -----                                                              -----

 OIL AND GAS EXTRACTION--(CONTINUED)
         300        * Nuevo Energy Co .............................. $    4,065
       2,100        * Oceaneering International, Inc ...............     45,885
       1,600        * Parker Drilling Co ...........................      3,792
       1,200          Patina Oil & Gas Corp ........................     39,480
         300          Penn Virginia Corp ...........................     11,520
         300        * Petroquest Energy, Inc .......................        453
       1,200        * Plains Exploration & Production Co ...........      9,900
         500        * Prima Energy Corp ............................      9,370
         500        * Quicksilver Resources, Inc ...................     11,885
         600          RPC, Inc .....................................      5,490
       5,200        * Range Resources Corp .........................     29,692
         100        * Remington Oil & Gas Corp .....................      1,703
         800        * Seacor Smit, Inc .............................     28,000
       2,800        * Southwestern Energy Co .......................     36,680
         200        * Spinnaker Exploration Co .....................      3,884
         900          St. Mary Land & Exploration Co ...............     22,545
         300        * Stone Energy Corp ............................     10,074
       2,100        * Superior Energy Services, Inc ................     17,955
         200        * Swift Energy Co ..............................      1,702
         100        * Syntroleum Corp ..............................        257
         600        * Tetra Technologies, Inc ......................     13,800
       1,600        * Tom Brown, Inc ...............................     38,720
         700        * Transmontaigne, Inc ..........................      2,947
       1,500        * Unit Corp ....................................     30,435
         900        * Veritas DGC, Inc .............................      5,985
       3,700          Vintage Petroleum, Inc .......................     35,150
         300        * W-H Energy Services, Inc .....................      5,136
       2,800        * Westport Resources Corp ......................     56,420
                                                                     ----------
                      TOTAL OIL AND GAS EXTRACTION                      861,812
                                                                     ----------
 PAPER AND ALLIED PRODUCTS--0.38%
         300        * Buckeye Technologies, Inc ....................      1,425
       1,500        * Caraustar Industries, Inc ....................     10,155
         100          Chesapeake Corp ..............................      1,689
       2,200        * Earthshell Corp ..............................      1,078
         100          Glatfelter ...................................      1,066
       1,300        * Graphic Packaging International Corp .........      7,150
         200          Greif, Inc (Class A) .........................      3,596
         300          Longview Fibre Co ............................      1,995
         400        * Playtex Products, Inc ........................      3,224
         200          Pope & Talbot, Inc ...........................      2,510
       1,900          Potlatch Corp ................................     36,917
         100          Rock-Tenn Co (Class A) .......................      1,280
         700          Schweitzer-Mauduit International, Inc ........     15,750
       1,600          Wausau-Mosinee Paper Corp ....................     16,320
                                                                     ----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   104,155
                                                                     ----------
 PERSONAL SERVICES--0.51%
       2,000        * Alderwoods Group, Inc ........................      6,998
       1,300          Angelica Corp ................................     22,165
         300          CPI Corp .....................................      3,939
         600        * Coinstar, Inc ................................     10,074
         900          G & K Services, Inc (Class A) ................     21,600
       2,100          Regis Corp ...................................     52,311
       6,700        * Service Corp International ...................     18,626
         300          Unifirst Corp ................................      4,635
                                                                     ----------
                      TOTAL PERSONAL SERVICES                           140,348
                                                                     ----------
 PETROLEUM AND COAL PRODUCTS--0.32%
         200          ElkCorp ......................................      3,800
       1,300          Frontier Oil Corp ............................     22,230
         700        * Headwaters, Inc ..............................      9,835
         400          Holly Corp ...................................     11,456
       3,200        * Tesoro Petroleum Corp ........................     23,680
         700          WD-40 Co .....................................     17,360
                                                                     ----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                  88,361
                                                                     ----------
 PRIMARY METAL INDUSTRIES--1.10%
         300          Belden, Inc ..................................      3,225
         200        * Brush Engineered Materials, Inc ..............      1,014
       2,100        * Cable Design Technologies Corp ...............     13,965
         300          Carpenter Technology Corp ....................      3,045
         200        * Century Aluminum Co ..........................      1,270
       3,100        * CommScope, Inc ...............................     23,250
         500          Curtiss-Wright Corp ..........................     30,250
         100        * Encore Wire Corp .............................        850
       1,400        * General Cable Corp ...........................      5,180
         300          Gibraltar Steel Corp .........................      5,592
       2,600        * Imco Recycling, Inc ..........................     16,510
       1,500          Intermet Corp ................................      5,460
         500        * Liquidmetal Technologies .....................      2,710
         200        * Lone Star Technologies, Inc ..................      4,224
       1,300          Matthews International Corp (Class A) ........     30,108
         900        * Maverick Tube Corp ...........................     16,740
       1,200        * Mueller Industries, Inc ......................     29,964
         500          NN, Inc ......................................      4,381
         300        * NS Group, Inc ................................      2,265
         200        * Northwest Pipe Co ............................      2,480
       1,600        * Oregon Steel Mills, Inc ......................      3,760
         300          Quanex Corp ..................................      9,510
       1,000        * RTI International Metals, Inc ................      9,800
         200          Roanoke Electric Steel Corp ..................      1,740
         200          Ryerson Tull, Inc ............................      1,250
         100          Schnitzer Steel Industries, Inc (Class A) ....      2,424
       1,300        * Steel Dynamics, Inc ..........................     15,145
         700          Texas Industries, Inc ........................     13,461
         400          Tredegar Corp ................................      4,780
       3,300          Worthington Industries, Inc ..................     39,369
                                                                     ----------
                      TOTAL PRIMARY METAL INDUSTRIES                    303,722
                                                                     ----------
 PRINTING AND PUBLISHING--0.96%
       1,300          Banta Corp ...................................     38,324
       1,700          Bowne & Co, Inc ..............................     17,000
         400          CSS Industries, Inc ..........................     12,952
         600        * Consolidated Graphics, Inc ...................     10,086
         200          Courier Corp .................................      9,852
         800          Ennis Business Forms, Inc ....................      9,064
       1,500          Harland (John H.) Co .........................     36,465
         100          Hollinger International, Inc .................        790
         400        * Information Holdings, Inc ....................      6,440
       1,300        * Journal Register Co ..........................     19,838
       1,300        * Mail-Well, Inc ...............................      2,639
         200        * Martha Stewart Living Omnimedia, Inc (Class A)      1,642
         600          New England Business Services, Inc ...........     15,360
         200        * Playboy Enterprises, Inc (Class B) ...........      1,700
       3,000        * Primedia, Inc ................................      7,350
         600        * Private Media Group, Inc .....................        708
         400          Pulitzer, Inc ................................     17,428
         600          Standard Register Co .........................      8,940
         400        * Thomas Nelson, Inc ...........................      3,404
       1,800          Wallace Computer Services, Inc ...............     44,838
                                                                     ----------
                      TOTAL PRINTING AND PUBLISHING                     264,820
                                                                     ----------
 RAILROAD TRANSPORTATION--0.24%
       1,100          Florida East Coast Industries, Inc (Class A) .     26,895
         400        * Genesee & Wyoming, Inc (Class A) .............      6,200
       2,900        * Kansas City Southern Industries, Inc .........     32,567
                                                                     ----------
                      TOTAL RAILROAD TRANSPORTATION                      65,662
                                                                     ----------
 REAL ESTATE--0.45%
         200        * Avatar Holdings, Inc .........................      5,108
       1,400        * Insignia Financial Group, Inc ................     15,316
         700        * Jones Lang LaSalle, Inc ......................      9,562


                        SEE NOTES TO FINANCIAL STATEMENTS

32  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 REAL ESTATE--(CONTINUED)
       1,700          LNR Property Corp ............................ $   57,290
      10,100        * Stewart Enterprises, Inc (Class A) ...........     27,270
       1,100        * Trammell Crow Co .............................      8,756
                                                                     ----------
                      TOTAL REAL ESTATE                                 123,302
                                                                     ----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.55%
         200        * AEP Industries, Inc ..........................      1,730
         200        * Applied Films Corp ...........................      3,230
       1,100          Bandag, Inc ..................................     35,079
       1,000        * Foamex International, Inc ....................      1,120
         500        * Jarden Corp ..................................     13,000
         900          Myers Industries, Inc ........................      8,595
         300          Quixote Corp .................................      4,740
         300          Schulman (A.), Inc ...........................      4,359
         300        * Skechers U.S.A., Inc (Class A) ...............      1,947
         200          Spartech Corp ................................      3,868
       1,700        * Trex Co, Inc .................................     54,876
       1,100          Tupperware Corp ..............................     15,202
         900        * Vans, Inc ....................................      3,816
                                                                     ----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS  151,562
                                                                     ----------
 SECURITY AND COMMODITY BROKERS--0.34%
       4,100        * Ameritrade Holding Corp ......................     20,336
         200        * BKF Capital Group, Inc .......................      3,250
         100        * Gabelli Asset Management, Inc (Class A) ......      2,755
         100          Jefferies Group, Inc .........................      3,595
       8,300        * Knight Trading Group, Inc ....................     32,370
       1,500          SWS Group, Inc ...............................     21,120
       3,700        * SoundView Technology Group, Inc ..............      4,736
         100          Value Line, Inc ..............................      4,615
                                                                     ----------
                      TOTAL SECURITY AND COMMODITY BROKERS               92,777
                                                                     ----------
 SOCIAL SERVICES--0.06%
         500        * Bright Horizons Family Solutions, Inc ........     14,010
         500        * Res-Care, Inc ................................      1,460
                                                                     ----------
                      TOTAL SOCIAL SERVICES                              15,470
                                                                     ----------
 SPECIAL TRADE CONTRACTORS--0.45%
         400          Chemed Corp ..................................     12,676
       8,700        * Comfort Systems U.S.A., Inc ..................     19,227
       1,800        * Dycom Industries, Inc ........................     18,594
         700        * EMCOR Group, Inc .............................     33,775
       3,500        * Integrated Electrical Services, Inc ..........     14,945
       8,000        * Quanta Services, Inc .........................     25,600
                                                                     ----------
                      TOTAL SPECIAL TRADE CONTRACTORS                   124,817
                                                                     ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.80%
         200          Ameron International Corp ....................     11,960
       1,800          Apogee Enterprises, Inc ......................     14,798
         400          CARBO Ceramics, Inc ..........................     13,140
       1,700        * Cabot Microelectronics Corp ..................     71,179
         900          Centex Construction Products, Inc ............     32,400
       1,000          Florida Rock Industries, Inc .................     33,850
         800          Libbey, Inc ..................................     19,680
       1,000        * U.S. Concrete, Inc ...........................      4,200
       5,100       b* USG Corp .....................................     21,216
                                                                     ----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             222,423
                                                                     ----------
 TEXTILE MILL PRODUCTS--0.12%
       1,100          Albany International Corp (Class A) ..........     25,201
         500        * Culp, Inc ....................................      2,230
       1,400        * Interface, Inc (Class A) .....................      4,620
         100          Quaker Fabric Corp ...........................        550
                                                                     ----------
                      TOTAL TEXTILE MILL PRODUCTS                        32,601
                                                                     ----------
 TOBACCO PRODUCTS--0.19%
       1,300          Universal Corp ...............................     49,088
         200          Vector Group Ltd .............................      2,200
                                                                     ----------
                      TOTAL TOBACCO PRODUCTS                             51,288
                                                                     ----------
 TRANSPORTATION BY AIR--0.73%
         500        * ATA Holdings Corp ............................      1,875
       3,100          Airborne, Inc ................................     60,791
         800        * Airtran Holdings, Inc ........................      5,384
         500        * Alaska Air Group, Inc ........................      7,830
       1,989        * Atlantic Coast Airlines Holdings, Inc ........     12,352
         800        * Atlas Air Worldwide Holdings, Inc ............        640
       1,500        * ExpressJet Holdings, Inc .....................     12,300
       2,800        * Forward Air Corp .............................     60,931
         200        * Frontier Airlines, Inc .......................        994
       1,500        * Mesa Air Group, Inc ..........................      7,455
       1,400        * Mesaba Holdings, Inc .........................      7,882
         700        * Midwest Express Holdings, Inc ................        903
         900        * Offshore Logistics, Inc ......................     16,245
         200        * Petroleum Helicopters (Vote) .................      5,290
       2,200       b* UAL Corp .....................................      1,848
                                                                     ----------
                      TOTAL TRANSPORTATION BY AIR                       202,720
                                                                     ----------
 TRANSPORTATION EQUIPMENT--1.26%
         300        * AAR Corp .....................................      1,134
         300        * Aftermarket Technology Corp ..................      3,390
       1,300          Arctic Cat, Inc ..............................     20,293
       1,100        * BE Aerospace, Inc ............................      2,090
       1,200          Clarcor, Inc .................................     43,440
         200          Coachmen Industries, Inc .....................      2,200
         500        * Ducommun, Inc ................................      5,100
         200        * Dura Automotive Systems, Inc .................      1,120
         700          Federal Signal Corp ..........................      9,940
         500        * Fleetwood Enterprises, Inc ...................      2,030
         300          GenCorp, Inc .................................      1,875
         700          Heico Corp ...................................      6,230
         300        * IMPCO Technologies, Inc ......................        603
         200          Kaman Corp (Class A) .........................      1,956
         300          Marine Products Corp .........................      2,790
         200        * Monaco Coach Corp ............................      2,072
         700          Oshkosh Truck Corp ...........................     43,610
         200        * Sequa Corp (Class A) .........................      6,850
       1,300          Spartan Motors, Inc ..........................     11,388
       1,000        * Sports Resorts International, Inc ............      5,010
         300          Standard Motor Products, Inc .................      3,330
         300        * Strattec Security Corp .......................     13,200
       1,000          Superior Industries International, Inc .......     36,430
       1,700        * Teledyne Technologies, Inc ...................     21,522
       2,600        * Tenneco Automotive, Inc ......................      5,876
         700          Thor Industries, Inc .........................     17,521
         300          Trinity Industries, Inc ......................      5,166
         100        * Triumph Group, Inc ...........................      2,245
       1,000        * United Defense Industries, Inc ...............     21,640
       1,000        * Wabash National Corp .........................      6,300
       2,100          Wabtec Corp ..................................     24,381
         700          Winnebago Industries, Inc ....................     19,040
                                                                     ----------
                      TOTAL TRANSPORTATION EQUIPMENT                    349,772
                                                                     ----------
 TRANSPORTATION SERVICES--0.19%
         200        * Ambassadors Group, Inc .......................      2,418
       2,900        * EGL, Inc .....................................     43,094
         300        * Navigant International, Inc ..................      3,165
         700        * RailAmerica, Inc .............................      4,270
                                                                     ----------
                      TOTAL TRANSPORTATION SERVICES                      52,947
                                                                     ----------
 TRUCKING AND WAREHOUSING--0.80%
       1,000          Arkansas Best Corp ...........................     25,420
         300        * Covenant Transport, Inc (Class A) ............      5,097
       1,500        * Heartland Express, Inc .......................     28,770
         200        * Hunt (J.B.) Transport Services, Inc ..........      5,384
       1,500        * Landstar System, Inc .........................     86,250
         100        * P.A.M. Transportation Services ...............      2,188


                        SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  33

Statement of Investments
       (Unaudited) - INSTITUTIONAL SMALL-CAP EQUITY FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TRUCKING AND WAREHOUSING--(CONTINUED)
         600          Roadway Corp ................................ $    20,112
         550        * SCS Transportation, Inc .....................       5,819
         400        * U.S. Xpress Enterprises, Inc (Class A) ......       3,024
         500          USFreightways Corp ..........................      12,655
         900          Werner Enterprises, Inc .....................      17,334
         400        * Yellow Corp .................................       9,652
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    221,705
                                                                    -----------
 WATER TRANSPORTATION--0.30%
       1,900          Alexander & Baldwin, Inc ....................      47,234
         500        * Gulfmark Offshore, Inc ......................       6,725
         900        * Kirby Corp ..................................      22,140
         200          Overseas Shipholding Group, Inc .............       3,340
       1,300        * Trico Marine Services, Inc ..................       3,367
                                                                    -----------
                      TOTAL WATER TRANSPORTATION                         82,806
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.01%
         200        * 1-800 Contacts, Inc .........................       4,050
         500          Action Performance Cos, Inc .................      10,575
         500        * Alliance Imaging, Inc .......................       1,570
       1,700        * Anixter International, Inc ..................      38,539
       1,000          Applied Industrial Technologies, Inc ........      16,710
       3,100        * Audiovox Corp (Class A) .....................      22,971
         700        * Aviall, Inc .................................       5,418
         300          Barnes Group, Inc ...........................       6,348
         800        * Bell Microproducts, Inc .....................       4,088
       1,300        * Boyds Collection Ltd ........................       7,020
       1,600          Carlisle Cos, Inc ...........................      64,784
         200        * Castle (A.M.) & Co ..........................         950
         300          Commercial Metals Co ........................       4,185
       2,600        * Compucom Systems, Inc .......................       9,100
         100          Compx International, Inc ....................         598
       2,600        * Department 56, Inc ..........................      25,532
         300        * Global Imaging Systems, Inc .................       5,550
       2,400        * Handleman Co ................................      35,280
         800          Hughes Supply, Inc ..........................      18,632
         800        * Imagistics International, Inc ...............      14,896
         400        * Insight Enterprises, Inc ....................       2,820
         100        * Insurance Auto Auctions, Inc ................       1,100
         400        * Keystone Automotive Industries, Inc .........       7,088
       1,200        * Knight Transportation, Inc ..................      23,628
         300          Lawson Products, Inc ........................       7,821
       1,100        * MCSi, Inc ...................................         374
       1,300        * Nu Horizons Electronics Corp ................       6,383
       1,800          Owens & Minor, Inc ..........................      31,590
       3,600        * PSS World Medical, Inc ......................      23,472
       1,400          Pep Boys-Manny Moe & Jack ...................      10,640
       1,900          Pioneer-Standard Electronics, Inc ...........      16,036
         300        * Pomeroy Computer Resources, Inc .............       2,091
       1,400          Reliance Steel & Aluminum Co ................      21,140
         900        * SCP Pool Corp ...............................      26,739
       7,000        * Safeguard Scientifics, Inc ..................       9,870
         100        * Scansource, Inc .............................       1,875
       1,900        * Somera Communications, Inc ..................       1,767
         800        * TBC Corp ....................................      11,200
         600        * WESCO International, Inc ....................       2,100
       2,600          Watsco, Inc .................................      35,568
       1,300        * Zoran Corp ..................................      16,783
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               556,881
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.65%
       2,100          Acuity Brands, Inc ..........................      28,245
         600          Advanced Marketing Services, Inc ............       6,714
       2,800        * Airgas, Inc .................................      51,828
         500        * Allscripts Healthcare Solutions, Inc ........       1,375
         100          Bridgford Foods Corp ........................         873
       1,700        * Chiquita Brands International, Inc ..........      18,649
         200          D&K Healthcare Resources, Inc ...............       2,060
         400          DIMON, Inc ..................................       2,292
         400        * Daisytek International Corp .................         748
         960        * Endo Pharmaceuticals Holdings, Inc ..........      12,950
       2,000          Fleming Cos, Inc ............................       1,000
         700          Getty Realty Corp ...........................      13,146
         100        * Green Mountain Coffee, Inc ..................       1,838
       1,000        * Hain Celestial Group, Inc ...................      15,110
         300        * Kenneth Cole Productions, Inc (Class A) .....       6,570
         100        * Maui Land & Pineapple Co ....................       1,965
       4,100        * Men's Wearhouse, Inc ........................      61,336
         300          Nash Finch Co ...............................       2,529
       1,200          Nu Skin Enterprises, Inc (Class A) ..........      12,084
       3,100          Perrigo Co ..................................      36,828
       1,200        * Plains Resources, Inc .......................      12,804
       1,200        * Priority Healthcare Corp (Class B) ..........      31,980
       2,100          Russell Corp ................................      36,750
         400        * School Specialty, Inc .......................       7,108
         400        * Smart & Final, Inc ..........................       1,320
         100          Standard Commercial Corp ....................       1,569
       2,500          Stride Rite Corp ............................      21,250
         600        * Tractor Supply Co ...........................      19,812
         700        * United Natural Foods, Inc ...................      17,850
       1,100        * United Stationers, Inc ......................      23,485
         540          Valhi, Inc ..................................       5,940
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            458,008
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $27,255,526)                            27,534,409
                                                                    -----------
                      TOTAL PORTFOLIO--99.48%
                       (COST $27,255,526)                            27,534,409
                      OTHER ASSETS & LIABILITIES, NET--0.52%            144,293
                                                                    -----------
                      NET ASSETS--100.00%                           $27,678,702
                                                                    ===========

----------
*  Non-income producing
b  In bankruptcy


                        SEE NOTES TO FINANCIAL STATEMENTS

34  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

Statement of Investments
    (Unaudited) - INSTITUTIONAL REAL ESTATE SECURITIES FUND - March 31, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
PREFERRED STOCK--10.42%
HOLDING AND OTHER INVESTMENT OFFICES--10.42%
      60,000      * Developers Diversified Realty Corp ...........  $ 1,500,000
      45,000      * Boykin Lodging Co ............................    1,107,000
      60,000      * Newcastle Investment Corp ....................    1,503,000
      40,000      * Regency Centers Corp .........................    1,000,000
      45,000      * Hospitality Properties Trust .................    1,154,250
      15,000      * Mills Corp ...................................      387,750
      30,000      * Keystone Property Trust ......................      783,000
      15,000      * Ramco-Gershenson Properties Rts ..............      394,125
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES        7,829,125
                                                                    -----------
                    TOTAL PREFERRED STOCK
                      (COST $3,758,250)                               7,829,125
                                                                    -----------

COMMON STOCK--78.85%
 HOLDING AND OTHER INVESTMENT OFFICES--70.09%
      50,000        AMB Property Corp ............................    1,412,500
      20,000        Alexandria Real Estate Equities, Inc .........      841,000
      20,000        American Land Lease, Inc .....................      298,000
      24,000        Apartment Investment & Management Co (Class A)      875,520
      71,200        Archstone-Smith Trust ........................    1,563,552
      24,900        AvalonBay Communities, Inc ...................      918,810
      58,300        Boston Properties, Inc .......................    2,209,570
      10,000        CBL & Associates Properties, Inc .............      405,900
      10,000        Capital Automotive REIT ......................      249,400
      20,000        CarrAmerica Realty Corp ......................      507,000
      20,000        Centerpoint Properties Trust .................    1,156,000
      39,400        Chateau Communities, Inc .....................      742,690
      60,000        Corporate Office Properties Trust ............      894,000
      35,000        Cousins Properties, Inc ......................      904,750
     150,000        Crescent Real Estate Equities Co .............    2,157,000
      25,000        Developers Diversified Realty Corp ...........      603,750
      30,000        Duke Realty Corp .............................      809,400
      85,000        Equity Office Properties Trust ...............    2,163,250
      65,000        Equity Residential ...........................    1,564,550
      20,000        Federal Realty Investment Trust ..............      607,400
      30,000        General Growth Properties, Inc ...............    1,618,500
      31,000        Heritage Property Investment Trust ...........      776,550
      60,000        Home Properties Of New York, Inc .............    1,992,000
     118,300        * Host Marriott Corp .........................      818,636
      67,500        Keystone Property Trust ......................    1,161,000
      35,000        Kilroy Realty Corp ...........................      773,500
     105,000        Kramont Realty Trust .........................    1,575,000
      18,000        Lexington Corporate Properties Trust .........      306,900
      10,000        Macerich Co ..................................      316,800
      24,400        Manufactured Home Communities, Inc ...........      722,240
      30,300        Mills Corp ...................................      945,360
      31,000        Mission West Properties, Inc .................      291,400
      51,000        PS Business Parks, Inc .......................    1,517,250
      30,000        Parkway Properties, Inc ......................    1,130,400
      70,000        Post Properties, Inc .........................    1,690,500
      90,000        Prologis .....................................    2,278,800
     102,300        Public Storage, Inc ..........................    3,099,690
      12,000        Ramco-Gershenson Properties ..................      263,640
     113,400        Reckson Associates Realty Corp ...............    2,131,920
      30,000        Rouse Co .....................................    1,036,500
      50,000        SL Green Realty Corp .........................    1,528,000
      15,000        Simon Property Group, Inc ....................      537,450
      36,200        Sovran Self Storage, Inc .....................    1,030,976
      25,000        Sun Communities, Inc .........................      895,000
      11,100        Ventas, Inc ..................................      128,760
      90,000        Vornado Realty Trust .........................    3,222,000
                                                                    -----------
                    TOTAL HOLDING AND OTHER INVESTMENT OFFICES       52,672,814
                                                                    -----------

 SHARES/PRINCIPAL                                                        VALUE
 ----------------                                                        -----
 HOTELS AND OTHER LODGING PLACES--3.58%
      56,900        Fairmont Hotels & Resorts, Inc ...............    1,280,250
      60,000        Hilton Hotels Corp ...........................      696,600
      30,000        Starwood Hotels & Resorts Worldwide, Inc .....      713,700
                                                                    -----------
                    TOTAL HOTELS AND OTHER LODGING PLACES             2,690,550
                                                                    -----------
 REAL ESTATE--5.17%
      20,200        Brookfield Properties Corp ...................      396,930
     101,400      * Catellus Development Corp ....................    2,129,400
      50,000        St. Joe Co ...................................    1,360,000
                                                                    -----------
                    TOTAL REAL ESTATE                                 3,886,330
                                                                    -----------
                    TOTAL COMMON STOCK
                    (COST $62,191,727)                               59,249,694
                                                                    -----------

SHORT TERM INVESTMENT--17.17%
 U.S. GOVERNMENT AND AGENCY--17.17%
                    Federal Home Loan Mortgage Corp (FHLMC)
 $12,900,000          1.080%,04/01/03 .............................  12,899,559
                                                                    -----------
                    TOTAL U.S. GOVERNMENT AND AGENCY                 12,899,559
                                                                    -----------
                    TOTAL SHORT TERM INVESTMENT
                      (COST $12,899,613)                             12,899,559
                                                                    -----------
                    TOTAL PORTFOLIO--106.44%
                      (COST $78,849,590)                             79,978,378
                    OTHER ASSETS & LIABILITIES, NET--(6.44%)         (4,841,558)
                                                                    -----------
                    NET ASSETS--100.00%                             $75,136,820
                                                                    ===========


----------
*  Non-income producing


                       SEE NOTES TO FINANCIAL STATEMENTS

                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  35

Statement of Investments
    (Unaudited) - INSTITUTIONAL INFLATION-LINKED BOND FUND - March 31, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                                            VALUE
   ---------                                                            -----
BONDS--99.57%
 GOVERNMENT BOND--99.57%
  U.S. TREASURY SECURITIES--99.57%
                  U.S. Treasury Bond
  $11,325,555      3.500%,01/15/11 ............................  $   12,716,470
  18,438,148       3.625%,04/15/28 ............................      21,670,577
  23,421,535       3.000%,07/15/12 ............................      25,485,558
                  U.S. Treasury Inflation Indexed Bond
  18,251,284       3.625%,01/15/08 ............................      20,427,184
  21,621,701       3.875%,04/15/29 ............................      26,581,179
   5,116,576       3.375%,04/15/32 ............................       5,957,614
  18,051,036       3.375%,01/15/07 ............................      19,861,772
  17,945,906       3.875%,01/15/09 ............................      20,447,117
  12,072,387       4.250%,01/15/10 ............................      14,117,148
   6,108,145       3.375%,01/15/12 ............................       6,831,583
                                                                 --------------
                  TOTAL U.S. TREASURY SECURITIES                    174,096,202
                                                                 --------------
                  TOTAL GOVERNMENT BOND
                    (COST $171,421,106)                             174,096,202
                                                                 --------------
                  TOTAL PORTFOLIO--99.57%
                    (COST $171,421,106)                             174,096,202
                  OTHER ASSETS & LIABILITIES,NET--0.43%                 745,689
                                                                 --------------
                  NET ASSETS--100.00%                            $  174,841,891
                                                                 ==============


                        SEE NOTES TO FINANCIAL STATEMENTS

36  TIAA-CREF Institutional Mutual Funds  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                                                          STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2003                                                                                                         (Unaudited)

                                                      LARGE-CAP     MID-CAP       MID-CAP     SMALL-CAP   REAL ESTATE  INFLATION-
                                                        VALUE       GROWTH         VALUE       EQUITY     SECURITIES   LINKED BOND
                                                        FUND         FUND          FUND         FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

  Portfolio investments, at cost                    $27,607,949   $17,883,647  $14,034,054  $27,255,526  $78,849,590 $171,421,106
  Net unrealized appreciation (depreciation)
    of portfolio investments                           (187,989)      423,134     (150,931)     278,883    1,128,788    2,675,096
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                    27,419,960    18,306,781   13,883,123   27,534,409   79,978,378  174,096,202
  Cash                                                  460,886       456,670           --      485,977           --      627,638
  Receivable from securities transactions               261,319       125,570      934,062    2,898,577    1,143,496           --
  Receivable from Fund shares sold                        5,339       528,251       10,143       84,797      142,641       10,000
  Dividends and interest receivable                      50,492         7,405       23,293       61,647      416,589    1,563,939
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                     28,197,996    19,424,677   14,850,621   31,065,407   81,681,104  176,297,779
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued expenses                                        8,041         5,289        4,612        5,513       14,481       22,845
  Due to custodian                                           --            --      736,535           --    1,173,101           --
  Payable for securities transactions                   699,191       552,289      168,169    3,381,192    4,910,145      496,619
  Income distribution payable                                --            --           --           --      446,557      936,424
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                   707,232       557,578      909,316    3,386,705    6,544,284    1,455,888
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $27,490,764   $18,867,099  $13,941,305  $27,678,702  $75,136,820 $174,841,891
====================================================================================================================================

NET ASSETS CONSIST OF:

  Paid-in-capital                                    29,024,698    18,610,589   14,716,451   29,216,236   73,418,506  172,183,270
  Accumulated undistributed
    net investment income                               145,120         2,341       64,699       86,153      357,439       18,684
  Accumulated undistributed
    net realized gain (loss) on total investments    (1,491,065)     (168,965)    (688,991)  (1,902,570)     232,087      (35,159)
  Accumulated net unrealized appreciation
    (depreciation) on total investments                (187,989)      423,134     (150,854)     278,883    1,128,788    2,675,096
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $27,490,764   $18,867,099  $13,941,305  $27,678,702  $75,136,820 $174,841,891
====================================================================================================================================

RETIREMENT CLASS:

  Net Assets                                           $659,424    $2,466,103     $662,886     $814,677     $653,082           --
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)       69,958       240,514       70,485       86,621       64,993           --
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                               $9.43        $10.25        $9.40        $9.41       $10.05           --
====================================================================================================================================

INSTITUTIONAL CLASS:

  Net Assets                                         $5,698,986      $760,853   $1,419,895   $5,768,770  $47,279,086 $138,640,825
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)      604,019        74,101      150,355      611,521    4,700,870   13,425,211
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                               $9.44        $10.27        $9.44        $9.43       $10.06       $10.33
====================================================================================================================================

RETAIL CLASS:

  Net Assets                                        $21,132,354   $15,640,143  $11,858,524  $21,095,255  $27,204,652  $36,201,066
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)    2,249,209     1,525,793    1,259,362    2,241,846    2,725,266    3,524,369

------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                               $9.40        $10.25        $9.42        $9.41        $9.98       $10.27
====================================================================================================================================

See notes to financial statements                 2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds o Retail Class     37

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                                                                      STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended March 31, 2003                                                                                (Unaudited)

                                                      LARGE-CAP     MID-CAP       MID-CAP     SMALL-CAP   REAL ESTATE  INFLATION-
                                                        VALUE       GROWTH         VALUE       EQUITY     SECURITIES   LINKED BOND
                                                        FUND         FUND          FUND         FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                            $     869     $     845     $     --    $     277   $   35,322   $1,313,214
  Dividends                                             302,824        28,398      150,463      183,841      998,600           --
  Foreign taxes withheld                                     --            --         (375)         (48)        (570)          --
------------------------------------------------------------------------------------------------------------------------------------
    Total income                                        303,693        29,243      150,088      184,070    1,033,352    1,313,214
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES

  Investment management fees                              9,463         4,974        4,947        9,434       16,968       33,789
  Distribution fees--Retirement Class                        41            50           40           46           37           --
  Service Agreement Fees--Retirement Class                  297           364          291          333          267           --
  Service Agreement Fees--Institutional Class               552            59          137          488        2,985        6,937
  Service Agreement Fees--Retail Class                   34,145        19,615       18,939       19,868       37,288       25,951
  Custody fees                                            1,183           622          618        1,180        1,885        3,755
  Audit fees                                                710           374          370          707        1,131        2,253
  Registration fees--Retirement Class                         3             4            3            3            3           --
  Registration fees--Institutional Class                     41             5           10           37          224          694
  Registration fees--Retail Class                         1,345           773          746        1,359        1,469        1,874
  Trustee fees and expenses                                 118            62           61          118          189          375
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses                                       47,898        26,902       26,162       33,573       62,446       75,628
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   255,795         2,341      123,926      150,497      970,906    1,237,586
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                            (1,147,821)     (165,754)    (633,662)  (1,693,451)     284,276      (35,159)
    Foreign currency transactions                            --            --           (8)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments      (1,147,821)     (165,754)    (633,670)  (1,693,451)     284,276      (35,159)
------------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on:
    Portfolio investments                             1,169,037     1,212,427      772,070    1,563,729    1,733,036    2,414,529
    Translation of assets (other than portfolio
      investments) and liabilities denominated in
      foreign currencies                                     --            --           77           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments               1,169,037     1,212,427      772,147    1,563,729    1,733,036    2,414,529
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
    on total investments                                 21,216     1,046,673      138,477     (129,722)   2,017,312    2,379,370
------------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                       $   277,011    $1,049,014     $262,403   $   20,775   $2,988,218   $3,616,956
====================================================================================================================================

38     TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT                 See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                                                                      STATEMENTS OF CASH FLOWS
------------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended March 31, 2003                                                                                (Unaudited)

                                                      LARGE-CAP     MID-CAP       MID-CAP     SMALL-CAP   REAL ESTATE  INFLATION-
                                                        VALUE       GROWTH         VALUE       EQUITY     SECURITIES   LINKED BOND
                                                        FUND         FUND          FUND         FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase in net assets
    resulting from operations                       $   277,011  $  1,049,014  $   262,403  $    20,775  $ 2,988,218  $  3,616,956
  Adjustments to reconcile net increase
    in net assets resulting from operations to net
    cash used in operating activities:
      Purchases of long-term securities             (35,236,346)  (11,506,000) (14,870,183) (30,076,964) (78,927,353) (153,326,296)
      Proceeds from sales of long-term securities    26,518,020     3,982,435    9,362,772   21,240,380   35,928,328     3,821,277
      Purchases of short-term investments--net            1,223            (1)          69      (40,202) (11,828,076)      386,123
      Decrease (increase) in receivables                (31,433)       (3,168)     (10,718)     (33,373)    (319,689)   (1,355,091)
      Increase (decrease) in payables                    (6,316)      (99,279)     733,439       (4,287)   1,177,847        17,962
      Net realized (gain) loss on total investments   1,147,821       165,754      633,670    1,693,451     (284,276)       35,159
      Unrealized (appreciation) depreciation
        on total investments                         (1,169,037)   (1,212,427)    (772,147)  (1,563,729)  (1,733,036)   (2,414,529)
------------------------------------------------------------------------------------------------------------------------------------
  Net cash used in operating activities              (8,499,057)   (7,623,672)  (4,660,695)  (8,763,949) (52,998,037) (149,218,439)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

  Proceeds from Fund shares sold                      8,067,066     6,295,098    5,580,958    9,968,809   34,042,836    41,885,430
  Payments for Fund shares redeemed                    (447,106)     (637,321)  (2,352,391)  (2,010,146)  (1,028,934)   (3,030,225)
  Cash distributions paid                                (6,354)          (15)      (2,767)      (2,927)     (28,460)      (28,816)
  Exchanges among the various TIAA-CREF
    mutual funds--net                                  1,276,951    2,422,580    1,410,155    1,080,864   19,983,505   111,016,456
------------------------------------------------------------------------------------------------------------------------------------
  Net cash provided by financing activities            8,890,557    8,080,342    4,635,955    9,036,600   52,968,947   149,842,845
------------------------------------------------------------------------------------------------------------------------------------
Increase in cash                                         391,500      456,670      (24,740)     272,651      (29,090)      624,406


CASH

  Beginning of period                                    69,386            --       24,740      213,326       29,090         3,232
------------------------------------------------------------------------------------------------------------------------------------
  End of period                                        $460,886      $456,670       $   --     $485,977         $ --     $ 627,638
====================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

  Non-cash financing activities not included above:
    Reinvestment of distributions                      $122,251       $ 1,784     $ 67,389     $ 91,715    $ 278,261     $ 301,434
====================================================================================================================================

See notes to financial statements                2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds o Retail Class      39

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------

                                                                          LARGE-CAP VALUE FUND             MID-CAP GROWTH FUND
                                                                      -----------------------------   -----------------------------
                                                                                   FOR THE PERIOD                  FOR THE PERIOD
                                                                                  SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                                                                     COMMENCEMENT                    COMMENCEMENT
                                                                       FOR THE            OF           FOR THE            OF
                                                                      SIX MONTHS      OPERATIONS)     SIX MONTHS      OPERATIONS)
                                                                         ENDED            TO             ENDED            TO
                                                                        MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,
                                                                          2003            2002            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)                     (UNAUDITED)
CHANGES IN NET ASSETS

OPERATIONS

  Net investment income                                               $   255,795     $    17,927     $     2,341     $     1,611
  Net realized gain (loss) on total investments                        (1,147,821)       (343,244)       (165,754)         (3,026)
  Net change in unrealized appreciation (depreciation)
    on total investments                                                1,169,037      (1,357,026)      1,212,427        (789,293)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations                                 277,011      (1,682,343)      1,049,014        (790,708)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:
    Retirement Class                                                         (580)             --             (16)             --
    Institutional Class                                                    (9,574)             --              --              --
    Retail Class                                                         (118,451)             --          (1,598)             --
  From realized gains:
    Retirement Class                                                           --              --              (2)             --
    Institutional Class                                                        --              --              (3)             --
    Retail Class                                                               --              --            (180)             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                    (128,605)             --          (1,799)             --
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (NOTE 5)

  Retirement Class                                                        573,314         100,075       2,359,956         100,075
  Institutional Class                                                   5,806,940         100,075         633,503         100,075
  Retail Class                                                          2,644,247      19,800,050       5,616,933       9,800,050
------------------------------------------------------------------------------------------------------------------------------------
  Total shareholder transactions                                        9,024,501      20,000,200       8,610,392      10,000,200
------------------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                                          9,172,907      18,317,857       9,657,607       9,209,492


NET ASSETS

  Beginning of period                                                  18,317,857              --       9,209,492              --
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                       $27,490,764     $18,317,857     $18,867,099     $ 9,209,492
====================================================================================================================================

40     TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT                 See notes to financial statements

                                                                                                STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

       MID-CAP VALUE FUND              SMALL-CAP EQUITY FUND        REAL ESTATE SECURITIES FUND       INFLATION-LINKED BOND FUND
   -----------------------------   -----------------------------   -----------------------------   --------------------------------
                FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD                     FOR THE PERIOD
               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002                  SEPTEMBER 4, 2002
                  COMMENCEMENT                    COMMENCEMENT                    COMMENCEMENT                       COMMENCEMENT
    FOR THE            OF           FOR THE            OF           FOR THE            OF           FOR THE               OF
   SIX MONTHS      OPERATIONS)     SIX MONTHS      OPERATIONS)     SIX MONTHS      OPERATIONS)     SIX MONTHS         OPERATIONS)
      ENDED            TO             ENDED            TO             ENDED            TO             ENDED               TO
     MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,       SEPTEMBER 30,
       2003            2002            2003            2002            2003            2002            2003              2002
-----------------------------------------------------------------------------------------------------------------------------------
     (UNAUDITED)                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)




   $   123,926     $    10,926     $   150,497     $    30,295     $   970,906     $    99,859     $  1,237,586     $    47,772
      (633,670)        (55,321)     (1,693,451)       (209,119)        284,276         (12,240)         (35,159)             --

       772,147        (923,001)      1,563,729      (1,284,846)      1,733,036        (604,248)       2,414,529         260,567
-----------------------------------------------------------------------------------------------------------------------------------
       262,403        (967,396)         20,775      (1,463,670)      2,988,218        (516,629)       3,616,956         308,339
-----------------------------------------------------------------------------------------------------------------------------------




          (608)             --            (370)             --          (3,057)           (215)              --              --
        (2,883)             --          (4,819)             --        (249,009)           (237)        (749,713)           (173)
       (66,665)             --         (89,453)             --        (418,323)        (42,488)        (481,524)        (35,264)

            --              --              --              --            (142)             --               --              --
            --              --              --              --          (7,245)             --               --              --
            --              --              --              --         (32,562)             --               --              --
-----------------------------------------------------------------------------------------------------------------------------------
       (70,156)             --         (94,642)             --        (710,338)        (42,940)      (1,231,237)        (35,437)
-----------------------------------------------------------------------------------------------------------------------------------



       569,187         100,075         715,521         100,075         541,227         100,075               --              --
     1,342,126         100,075       5,868,810         100,075      45,663,584         100,075      136,666,083         100,075
     2,804,941       9,800,050       2,631,708      19,800,050       7,213,498      19,800,050       13,517,012      21,900,100
-----------------------------------------------------------------------------------------------------------------------------------
     4,716,254      10,000,200       9,216,039      20,000,200      53,418,309      20,000,200      150,183,095      22,000,175
-----------------------------------------------------------------------------------------------------------------------------------
     4,908,501       9,032,804       9,142,172      18,536,530      55,696,189      19,440,631      152,568,814      22,273,077




     9,032,804              --      18,536,530              --      19,440,631              --       22,273,077              --
-----------------------------------------------------------------------------------------------------------------------------------
   $13,941,305     $ 9,032,804     $27,678,702     $18,536,530     $75,136,820     $19,440,631     $174,841,891     $22,273,077
===================================================================================================================================

See notes to financial statements           2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds o Retail Class     41

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------

                                                                        LARGE-CAP VALUE FUND
                                    ------------------------------------------------------------------------------------------------
                                          RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                    -------------------------------- ------------------------------- -------------------------------
                                                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                   SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                                     (COMMENCEMENT                   (COMMENCEMENT                   (COMMENCEMENT
                                     FOR THE SIX   OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO
                                     MONTHS ENDED     SEPTEMBER 30,   MONTHS ENDED    SEPTEMBER 30,  MONTHS ENDED     SEPTEMBER 30,
                                    MARCH 31, 2003        2002       MARCH 31, 2003       2002      MARCH 31, 2003        2002
------------------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)                       (UNAUDITED)                    (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period      $9.16          $10.00          $ 9.16          $10.00          $ 9.16          $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income(a)                 0.10            0.01            0.12            0.01            0.10            0.01
    Net realized and unrealized gain
      (loss) on total investments            0.23           (0.85)           0.20           (0.85)           0.20           (0.85)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               0.33           (0.84)           0.32           (0.84)           0.30           (0.84)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.06)             --           (0.04)             --           (0.06)             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.06)             --           (0.04)             --           (0.06)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period            $9.43          $ 9.16          $ 9.44          $ 9.16          $ 9.40           $9.16
====================================================================================================================================

TOTAL RETURN                                 3.44%          (8.40)%          3.32%          (8.40)%          3.09%          (8.40)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                           $659            $ 92          $5,699            $ 92         $21,132         $18,135
  Ratio of expenses to average
    net assets                               0.21%           0.03%           0.07%           0.01%           0.22%           0.03%
  Ratio of net investment income (loss)
    to average net assets                    1.02%           0.09%           1.19%           0.11%           1.06%           0.09%
  Portfolio turnover rate                  101.26%          25.09%         101.26%          25.09%         101.26%          25.09%
====================================================================================================================================

 The percentages shown above are not annualized.
 (a) Based on average shares outstanding.

42   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT                 See notes to financial statements

                                                                                             FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------

                                                 MID-CAP GROWTH FUND
              ---------------------------------------------------------------------------------------------------
                  RETIREMENT CLASS                INSTITUTIONAL CLASS                 RETAIL CLASS
              ------------------------------- ------------------------------- -----------------------------------
                             FOR THE PERIOD                  FOR THE PERIOD                    FOR THE PERIOD
                            SEPTEMBER 4, 2002               SEPTEMBER 4, 2002                 SEPTEMBER 4, 2002
                              (COMMENCEMENT                   (COMMENCEMENT                     (COMMENCEMENT
               FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX    OF OPERATIONS) TO
               MONTHS ENDED    SEPTEMBER 30,  MONTHS ENDED     SEPTEMBER 30,   MONTHS ENDED      SEPTEMBER 30,
              MARCH 31, 2003       2002      MARCH 31, 2003        2002       MARCH 31, 2003         2002
-----------------------------------------------------------------------------------------------------------------
                (UNAUDITED)                    (UNAUDITED)                      (UNAUDITED)


                   $9.21          $10.00           $9.21          $10.00           $9.21            $10.00
-----------------------------------------------------------------------------------------------------------------

                      --              --            0.02              --              --                --

                    1.04           (0.79)           1.04           (0.79)           1.04             (0.79)
-----------------------------------------------------------------------------------------------------------------

                    1.04           (0.79)           1.06           (0.79)           1.04             (0.79)
-----------------------------------------------------------------------------------------------------------------

                      --              --              --              --              --                --
-----------------------------------------------------------------------------------------------------------------
                      --              --              --              --              --                --
-----------------------------------------------------------------------------------------------------------------
                  $10.25           $9.21          $10.27           $9.21          $10.25             $9.21
=================================================================================================================

                   11.31%          (7.90)%         11.51%          (7.90)%         11.31%            (7.90)%




                  $2,466             $92            $761             $92         $15,640            $9,025

                    0.20%           0.03%           0.07%           0.01%           0.22%             0.03%

                   (0.01)%          0.02%           0.16%           0.04%           0.02%             0.02%
                   30.90%          18.61%          30.90%          18.61%          30.90%            18.61%
=================================================================================================================




 See notes to financial statements       2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds o Retail Class     43

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------

                                                                           MID-CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                    -------------------------------- ------------------------------- -------------------------------
                                                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                   SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                                     (COMMENCEMENT                   (COMMENCEMENT                   (COMMENCEMENT
                                     FOR THE SIX   OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO
                                     MONTHS ENDED     SEPTEMBER 30,   MONTHS ENDED    SEPTEMBER 30,  MONTHS ENDED     SEPTEMBER 30,
                                    MARCH 31, 2003        2002       MARCH 31, 2003       2002      MARCH 31, 2003        2002
------------------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)                       (UNAUDITED)                    (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period      $9.03          $10.00           $9.03          $10.00           $9.03          $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income(a)                 0.09            0.01            0.11            0.01            0.09            0.01
    Net realized and unrealized gain
      (loss) on total investments            0.34           (0.98)           0.34           (0.98)           0.35           (0.98)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               0.43           (0.97)           0.45           (0.97)           0.44           (0.97)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.06)             --           (0.04)             --           (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.06)             --           (0.04)             --           (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period            $9.40           $9.03           $9.44           $9.03           $9.42           $9.03
====================================================================================================================================

TOTAL RETURN                                 4.74%          (9.70)%          4.95%          (9.70)%          4.90%          (9.70)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                           $663             $90          $1,420             $90         $11,859          $8,852
  Ratio of expenses to average
    net assets                               0.21%           0.03%           0.07%           0.01%           0.22%           0.03%
  Ratio of net investment income
    to average net assets                    0.94%           0.12%           1.11%           0.14%           0.99%           0.11%
  Portfolio turnover rate                   82.24%          15.01%          82.24%          15.01%          82.24%          15.01%
====================================================================================================================================
 The percentages shown above are not annualized.
 (a) Based on average shares outstanding.

44     TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT                 See notes to financial statements

                                                                             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------

                                          SMALL-CAP EQUITY FUND
-------------------------------------------------------------------------------------------------
          RETIREMENT CLASS                INSTITUTIONAL CLASS                 RETAIL CLASS
--------------------------------- ------------------------------- -------------------------------
                 FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                  (COMMENCEMENT                   (COMMENCEMENT                   (COMMENCEMENT
  FOR THE SIX   OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO
  MONTHS ENDED     SEPTEMBER 30,   MONTHS ENDED    SEPTEMBER 30,  MONTHS ENDED     SEPTEMBER 30,
 MARCH 31, 2003        2002       MARCH 31, 2003       2002      MARCH 31, 2003        2002
-------------------------------------------------------------------------------------------------
  (UNAUDITED)                       (UNAUDITED)                    (UNAUDITED)


    $9.27             $10.00          $ 9.27          $10.00          $ 9.27         $ 10.00
-------------------------------------------------------------------------------------------------

     0.06               0.01            0.07            0.02            0.06            0.02

     0.12              (0.74)           0.11           (0.75)           0.12           (0.75)
-------------------------------------------------------------------------------------------------

     0.18              (0.73)           0.18           (0.73)           0.18           (0.73)
-------------------------------------------------------------------------------------------------

    (0.04)                --           (0.02)             --           (0.04)             --
-------------------------------------------------------------------------------------------------
    (0.04)                --           (0.02)             --           (0.04)             --
-------------------------------------------------------------------------------------------------
    $9.41             $ 9.27          $ 9.43          $ 9.27          $ 9.41         $  9.27
=================================================================================================

     1.89%             (7.30)%          2.08%          (7.30)%          1.92%          (7.30)%




     $815               $ 93          $5,769            $ 93         $21,095         $18,351

     0.21%              0.03%           0.07%           0.01%           0.15%           0.02%

     0.66%              0.15%           0.76%           0.17%           0.62%           0.16%
    95.20%             14.52%          95.20%          14.52%          95.20%          14.52%
=================================================================================================

See notes to financial statements       2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds o Retail Class      45

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------



                                                                        REAL ESTATE SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                           RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                    -------------------------------- ------------------------------- -------------------------------
                                                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                   SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                                    (COMMENCEMENT                   (COMMENCEMENT                   (COMMENCEMENT
                                      FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO
                                     MONTHS ENDED   SEPTEMBER 30,    MONTHS ENDED   SEPTEMBER 30,    MONTHS ENDED   SEPTEMBER 30,
                                    MARCH 31, 2003       2002       MARCH 31, 2003       2002       MARCH 31, 2003       2002
------------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
SELECTED PER SHARE DATA

  Net asset value, beginning of period     $ 9.72        $10.00          $ 9.72          $10.00          $ 9.72         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (a)                0.29          0.05            0.28            0.05            0.22            0.05
    Net realized and unrealized gain
      (loss) on total investments            0.17         (0.31)           0.17           (0.31)           0.22           (0.31)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               0.46         (0.26)           0.45           (0.26)           0.44           (0.26)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.12)        (0.02)          (0.10)          (0.02)          (0.17)          (0.02)
    Net realized gains                      (0.01)           --           (0.01)             --           (0.01)             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.13)        (0.02)          (0.11)          (0.02)          (0.18)          (0.02)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period           $10.05        $ 9.72         $ 10.06          $ 9.72          $ 9.98          $ 9.72
====================================================================================================================================

TOTAL RETURN                                 4.86%        (2.58)%          4.72%          (2.56)%          4.57%          (2.59)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                          $ 653          $ 97         $47,279            $ 97         $27,205         $19,246
  Ratio of expenses to average
    net assets                               0.22%         0.03%           0.07%           0.01%           0.22%           0.03%
  Ratio of net investment income
    to average net assets                    2.97%         0.51%           2.87%           0.53%           2.32%           0.50%
  Portfolio turnover rate                   99.31%        15.45%          99.31%          15.45%          99.31%          15.45%
====================================================================================================================================
 The percentages shown above are not annualized.
 (a) Based on average shares outstanding.


46     TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT                 See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                INFLATION-LINKED BOND FUND
-------------------------------------------------------------------------------
                     INSTITUTIONAL CLASS                RETAIL CLASS
               -------------------------------- -------------------------------
                               FOR THE PERIOD                  FOR THE PERIOD
                              SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                (COMMENCEMENT                  (COMMENCEMENT
                 FOR THE SIX  OF OPERATIONS) TO  FOR THE SIX  OF OPERATIONS) TO
                MONTHS ENDED   SEPTEMBER 30,    MONTHS ENDED   SEPTEMBER 30,
               MARCH 31, 2003       2002       MARCH 31, 2003       2002
-------------------------------------------------------------------------------
                 (UNAUDITED)                     (UNAUDITED)



                    $ 10.12          $10.00         $ 10.12         $ 10.00
-------------------------------------------------------------------------------

                       0.17            0.02            0.17            0.02

                       0.16            0.12            0.14            0.12
-------------------------------------------------------------------------------

                       0.33            0.14            0.31            0.14
-------------------------------------------------------------------------------

                      (0.12)          (0.02)          (0.16)          (0.02)
                         --              --              --              --
-------------------------------------------------------------------------------
                      (0.12)          (0.02)          (0.16)          (0.02)
-------------------------------------------------------------------------------
                    $ 10.33          $10.12         $ 10.27         $ 10.12
===============================================================================

                       3.24%           1.37%           3.11%           1.36%




                   $138,641           $ 101         $36,201         $22,172

                       0.07%           0.01%           0.15%           0.02%

                       1.60%           0.23%           1.67%           0.22%
                       4.84%           0.00%           4.84%           0.00%
===============================================================================

See notes to financial statements

2003 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds o Retail Class   47

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Institutional Mutual Funds is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. It currently consists of twenty-three series. These financial statements include the Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Real Estate Securities, and Inflation-Linked Bond Funds (the "Funds"). The Funds commenced operations on September 4, 2002 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA") as indicated below. At March 31, 2003, TIAA had remaining seed money investments as follows:

                                          TOTAL SEED
                                            MONEY                VALUE OF TIAA'S SEED MONEY INVESTMENT AT MARCH 31, 2003
                                          INVESTMENT    ------------------------------------------------------------------------
                                             MADE          RETIREMENT        INSTITUTIONAL        RETAIL
                                            BY TIAA           CLASS              CLASS             CLASS             TOTAL
                                        --------------  -----------------  ----------------- ---------------- ------------------
  Large-Cap Value Fund                    $20,000,000         $ 94,751           $ 94,638       $18,697,150      $18,886,539
  Mid-Cap Growth Fund                      10,000,000          102,518            102,702        10,046,510       10,251,730
  Mid-Cap Value Fund                       10,000,000           94,584             94,769         9,282,685        9,472,038
  Small-Cap Equity Fund                    20,000,000           94,452             94,632        18,706,146       18,895,230
  Real Estate Securities Fund              20,000,000          102,146            102,032        20,169,741       20,373,919
  Inflation-Linked Bond Fund               22,000,000               --            104,657        22,887,779       22,992,436

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc.("TPIS"), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, Inc., a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the
National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Money market instruments are valued at fair market value. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and


48   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED) losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid annually for each of the Funds, except for the Real Estate Securities and the Inflation-Linked Bond Funds where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

NOTE 2. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Under the terms of a Distribution Plan, the Retirement Class of the Funds indicated below are permitted to reimburse TPIS up to the indicated annual fee based on average daily net assets of the Fund's Retirement Class for certain promotional expenses of selling the Retirement Class shares. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Advisors will receive the following annual percentages of each Fund's/Class' average daily net assets for investment management fees, reimbursement of distribution plan expenses and service agreement fees:

                                           INVESTMENT
                                           MANAGEMENT        DISTRIBUTION
                                              FEE                FEE                       SERVICE AGREEMENT FEE
                                         --------------   -----------------  ------------------------------------------------
                                              ALL            RETIREMENT       RETIREMENT       INSTITUTIONAL        RETAIL
                                            CLASSES             CLASS          CLASS (a)           CLASS            CLASS
                                         --------------   -----------------  ---------------  ----------------  -------------
Large-Cap Value Fund                          0.08%             0.04%            0.29%             0.04%             0.33%
Mid-Cap Growth Fund                           0.08%             0.04%            0.29%             0.04%             0.33%
Mid-Cap Value Fund                            0.08%             0.04%            0.29%             0.04%             0.33%
Small-Cap Equity Fund                         0.08%             0.04%            0.29%             0.04%             0.19%
Real Estate Securities Fund                   0.09%             0.04%            0.29%             0.04%             0.33%
Inflation-Linked Bond Fund                    0.09%               --               --              0.03%             0.18%

(a) Effective May 1, 2003, the service agreement fee for the Retirement Class of each Fund will be increased to 0.34%.

Various other expenses are borne directly by the Funds/Classes.


  2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds o Retail Class  49

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 3. INVESTMENTS

At March 31, 2003, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                         NET UNREALIZED
                                           GROSS UNREALIZED       GROSS UNREALIZED        APPRECIATION
                                             APPRECIATION           DEPRECIATION         (DEPRECIATION)
                                          ------------------    -------------------    ------------------
Large-Cap Value Fund                          $1,033,885             $1,221,874             $(187,989)
Mid-Cap Growth Fund                            1,268,866                845,732               423,134
Mid-Cap Value Fund                               502,395                653,326              (150,931)
Small-Cap Equity Fund                          2,048,468              1,769,585               278,883
Real Estate Securities Fund                    1,999,742                870,954             1,128,788
Inflation-Linked Bond Fund                     2,675,096                     --             2,675,096

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the Funds for the six months ended March 31, 2003, were as follows:

                                          NON-GOVERNMENT      GOVERNMENT      NON-GOVERNMENT     GOVERNMENT
                                             PURCHASES         PURCHASES           SALES            SALES
                                         ----------------   ---------------  ----------------   -------------
Large-Cap Value Fund                         $33,036,434      $         --      $23,915,097        $       --
Mid-Cap Growth Fund                           12,033,253                --        3,936,253                --
Mid-Cap Value Fund                            14,720,678                --        9,977,031                --
Small-Cap Equity Fund                         31,628,800                --       22,494,183                --
Real Estate Securities Fund                   83,837,498                --       34,620,220                --
Inflation-Linked Bond Fund                            --       153,822,915               --         3,821,277

NOTE 4. TRUSTEE FEES

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

50   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS

                                                   LARGE-CAP VALUE FUND
                              ----------------------------------------------------------------
                                                                         FOR THE PERIOD
                                                                        SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS               (COMMENCEMENT OF
                                             ENDED                       OPERATIONS) TO
                                        MARCH 31, 2003                 SEPTEMBER 30, 2002
                               -----------------------------   -------------------------------
                                   AMOUNT          SHARES            AMOUNT          SHARES
                               ---------------   -----------   ----------------- -------------
RETIREMENT CLASS:
Seed money subscriptions       $            --            --   $         100,000        10,000
Subscriptions                          889,044        93,612                  75             8
Reinvestment of distributions              580            59                  --            --
Redemptions                           (316,310)      (33,721)                 --            --
                               ---------------   -----------   ----------------- -------------
Net increase                          $573,314        59,950   $         100,075        10,008
                               ===============   ===========   ================= =============
INSTITUTIONAL CLASS:
Seed money subscriptions       $            --            --   $         100,000        10,000
Subscriptions                        5,904,276       604,181                  75             8
Reinvestment of distributions            3,501           353                  --            --
Redemptions                           (100,837)      (10,523)                 --            --
                               ---------------   -----------   ----------------- -------------
Net increase                        $5,806,940       594,011   $         100,075        10,008
                               ===============   ===========   ================= =============
RETAIL CLASS:
Seed money subscriptions       $            --            --   $      19,800,000     1,980,000
Subscriptions                        1,279,085       130,470                  50             5
Reinvestment of distributions          118,170        11,938                  --            --
Exchanges                            1,276,951       129,991                  --            --
Redemptions                            (29,959)       (3,195)                 --            --
                               ---------------   -----------   ----------------- -------------
Net increase                   $     2,644,247       269,204   $      19,800,050     1,980,005
                               ===============   ===========   ================= =============

2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds o Retail Class    51

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                       MID-CAP GROWTH FUND
                               ---------------------------------------------------------------
                                                                         FOR THE PERIOD
                                                                        SEPTEMBER 4, 2002
                                      FOR THE SIX MONTHS               (COMMENCEMENT OF
                                             ENDED                       OPERATIONS) TO
                                        MARCH 31, 2003                 SEPTEMBER 30, 2002
                               -----------------------------     -----------------------------
                                    AMOUNT        SHARES              AMOUNT         SHARES
                               --------------- -------------     ---------------  ------------
RETIREMENT CLASS:
Seed money subscriptions       $            --            --     $       100,000        10,000
Subscriptions                        2,527,492       247,293                  75             8
Reinvestment of distributions               17             2                  --            --
Redemptions                           (167,553)      (16,789)                 --            --
                               --------------- -------------     ---------------  ------------
Net increase                   $     2,359,956       230,506     $       100,075        10,008
                               =============== =============     ===============  ============
INSTITUTIONAL CLASS:
Seed money subscriptions       $            --            --     $       100,000        10,000
Subscriptions                          690,217        69,838                  75             8
Reinvestment of distributions                3            --                  --            --
Redemptions                            (56,717)       (5,745)                 --            --
                               --------------- -------------     ---------------  ------------
Net increase                   $       633,503        64,093     $       100,075        10,008
                               =============== =============     ===============  ============
RETAIL CLASS:
Seed money subscriptions       $            --            --     $     9,800,000       980,000
Subscriptions                        3,605,640       350,525                  50             5
Reinvestment of distributions            1,764           176                  --            --
Exchanges                            2,422,580       237,181                  --            --
Redemptions                           (413,051)      (42,094)                 --            --
                               --------------- -------------     ---------------  ------------
Net increase                   $     5,616,933       545,788     $     9,800,050       980,005
                               =============== =============     ===============  ============


52   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                    MID-CAP VALUE FUND
                               ---------------------------------------------------------------
                                                                         FOR THE PERIOD
                                                                        SEPTEMBER 4, 2002
                                       FOR THE SIX MONTHS               (COMMENCEMENT OF
                                             ENDED                       OPERATIONS) TO
                                        MARCH 31, 2003                 SEPTEMBER 30, 2002
                               -----------------------------     -----------------------------
                                    AMOUNT          SHARES            AMOUNT          SHARES
                               ---------------   -----------     ---------------   -----------
RETIREMENT CLASS:
Seed money subscriptions       $            --            --     $       100,000        10,000
Subscriptions                          569,441        60,507                  75             8
Reinvestment of distributions              608            62                  --            --
Redemptions                               (862)          (92)                 --            --
                               ---------------   -----------     ---------------   -----------
Net increase                   $       569,187        60,477     $       100,075        10,008
                               ===============   ===========     ===============   ===========
INSTITUTIONAL CLASS:
Seed money subscriptions       $            --            --     $       100,000        10,000
Subscriptions                        1,392,520       145,710                  75             8
Reinvestment of distributions              527            54                  --            --
Redemptions                            (50,921)       (5,417)                 --            --
                               ---------------   -----------     ---------------   -----------
Net increase                   $     1,342,126       140,347     $       100,075        10,008
                               ===============   ===========     ===============   ===========
RETAIL CLASS:
Seed money subscriptions       $            --            --     $     9,800,000       980,000
Subscriptions                        3,629,140       368,762                  50             5
Reinvestment of distributions           66,254         6,804                  --            --
Exchanges                            1,410,154       144,745                  --            --
Redemptions                         (2,300,607)     (240,954)                 --            --
                               ---------------   -----------     ---------------   -----------
Net increase                   $     2,804,941       279,357     $     9,800,050       980,005
                               ===============   ===========     ===============   ===========


2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds o Retail Class    53

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                      SMALL-CAP EQUITY FUND
                              ----------------------------------------------------------------
                                                                        FOR THE PERIOD
                                                                       SEPTEMBER 4, 2002
                                     FOR THE SIX MONTHS                (COMMENCEMENT OF
                                            ENDED                       OPERATIONS) TO
                                       MARCH 31, 2003                 SEPTEMBER 30, 2002
                              ------------------------------    ------------------------------
                                   AMOUNT          SHARES            AMOUNT          SHARES
                              ----------------  ------------    ---------------- -------------
RETIREMENT CLASS:
Seed money subscriptions      $             --            --    $        100,000        10,000
Subscriptions                          917,394        98,393                  75             8
Reinvestment of distributions              370            37                  --            --
Redemptions                           (202,243)      (21,817)                 --            --
                              ----------------  ------------    ---------------- -------------
Net increase                  $        715,521        76,613    $        100,075        10,008
                              ================  ============    ================ =============
INSTITUTIONAL CLASS:
Seed money subscriptions      $             --            --    $        100,000        10,000
Subscriptions                        6,410,650       658,906                  75             8
Reinvestment of distributions            2,154           218                  --            --
Redemptions                           (543,994)      (57,611)                 --            --
                              ----------------  ------------    ---------------- -------------
Net increase                  $      5,868,810       601,513    $        100,075        10,008
                              ================  ============    ================ =============
RETAIL CLASS:
Seed money subscriptions      $             --            --    $     19,800,000     1,980,000
Subscriptions                        2,725,562       271,596                  50             5
Reinvestment of distributions           89,191         9,060                  --            --
Exchanges                            1,080,864       110,754                  --            --
Redemptions                         (1,263,909)     (129,569)                 --            --
                              ----------------  ------------    ---------------- -------------
Net increase                  $      2,631,708       261,841    $     19,800,050     1,980,005
                              ================  ============    ================ =============


54   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONCLUDED)

                                              REAL ESTATE SECURITIES FUND
                              ----------------------------------------------------------------
                                                                        FOR THE PERIOD
                                                                      SEPTEMBER 4, 2002
                                    FOR THE SIX MONTHS                 (COMMENCEMENT OF
                                           ENDED                       OPERATIONS) TO
                                      MARCH 31, 2003                 SEPTEMBER 30, 2002
                              ------------------------------    ------------------------------
                                   AMOUNT         SHARES             AMOUNT         SHARES
                              ---------------- -------------    ---------------- -------------
RETIREMENT CLASS:
Seed money subscriptions      $             --            --    $        100,000        10,000
Subscriptions                          540,975        54,882                  75             8
Reinvestment of distributions            1,269           131                  --            --
Redemptions                             (1,017)          (28)                 --            --
                              ---------------- -------------    ---------------- -------------
Net increase                  $        541,227        54,985    $        100,075        10,008
                              ================ =============    ================ =============
INSTITUTIONAL CLASS:
Seed money subscriptions      $             --            --    $        100,000        10,000
Subscriptions                       29,531,702     3,025,409                  75             8
Reinvestment of distributions            7,971           818                  --            --
Exchanges                           16,641,000     1,717,359                  --            --
Redemptions                           (517,089)      (52,724)                 --            --
                              ---------------- -------------    ---------------- -------------
Net increase                  $     45,663,584     4,690,862    $        100,075        10,008
                              ================ =============    ================ =============
RETAIL CLASS:
Seed money subscriptions      $             --            --    $     19,800,000     1,980,000
Subscriptions                        4,112,799       424,849                  50             5
Reinvestment of distributions          269,021        27,696                  --            --
Exchanges                            3,342,505       346,621                  --            --
Redemptions                           (510,827)      (53,905)                 --            --
                              ---------------- -------------    ---------------- -------------
Net increase                  $      7,213,498       745,261    $     19,800,050     1,980,005
                              ================ =============    ================ =============

                                                 INFLATION-LINKED BOND FUND
                            ------------------------------------------------------------------
                                                                       FOR THE PERIOD
                                                                      SEPTEMBER 4, 2002
                                      FOR THE SIX MONTHS              (COMMENCEMENT OF
                                             ENDED                      OPERATIONS) TO
                                        MARCH 31, 2003               SEPTEMBER 30, 2002
                            ---------------------------------  -------------------------------
                                   AMOUNT           SHARES          AMOUNT           SHARES
                            ------------------  -------------  ----------------- -------------
INSTITUTIONAL CLASS:
Seed money subscriptions    $               --            --   $         100,000        10,000
Subscriptions                       35,811,770     3,537,523                  75             7
Reinvestment of distributions              792            79                  --            --
Exchanges                          103,137,000    10,095,259                  --            --
Redemptions                         (2,283,479)     (217,657)                 --            --
                            ------------------  ------------   ----------------- -------------
Net increase                $      136,666,083    13,415,204   $         100,075        10,007
                            ==================  ============   ================= =============
RETAIL CLASS:
Seed money subscriptions    $               --            --   $      21,900,000     2,190,000
Subscriptions                        6,083,660       599,013                 100            10
Reinvestment of distributions          300,643        30,001                  --            --
Exchanges                            7,879,455       778,345                  --            --
Redemptions                           (746,746)      (73,000)                 --            --
                            ------------------  ------------   ----------------- -------------
Net increase                $       13,517,012     1,334,359   $      21,900,100     2,190,010
                            ==================  ============   ================= =============

  2003 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds o Retail Class  55

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONCLUDED)


NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during the period ended September 30, 2002 were as follows:

                                                 2002
                               ------------------------------------------
                                 ORDINARY      LONG-TERM
                                  INCOME     CAPITAL GAIN         TOTAL
                               -----------  ---------------    ----------
Real Estate Securities Fund      $42,940             --          $42,940
Inflation-Linked Bond Fund        35,437             --           35,437

The tax character of the fiscal year 2003 distributions will be determined at the end of the fiscal year.







56   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 SEMIANNUAL REPORT

PRODUCTS FROM THE
TIAA-CREF GROUP OF
COMPANIES


PRODUCTS AVAILABLE TO EVERYONE

o TIAA-CREF Mutual Funds

o Individual Life and Long-Term Care Insurance

o IRAs (Roth and Traditional)

o Tuition Financing Programs

o Investment Management and Related Trust Services


PRODUCTS AVAILABLE TO PEOPLE IN EDUCATION AND RESEARCH

o TIAA-CREF Retirement Annuities

o IAA-CREF Supplemental Retirement Annuities (SRAs)

o Keoghs from TIAA-CREF

o 457(b) Deferred Compensation Plans



TIAA-CREF Individual & Institutional Services, Inc., and Teachers Personal Investors Services, Inc., distribute securities products. This report must be accompanied or preceded by a current prospectus. For additional copies or for more complete information on securities products, please call 800 842-2733, ext. 5509. Read the prospectus carefully before you invest. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE, AND ARE NOT BANK GUARANTEED.



TIAA-CREF SERVICES

[Graphic] INTERNET ACCESS
Visit our World Wide Web site:

TIAA-CREF.ORG

Account performance, personal account information and transactions, product information, form and booklet requests.

--------------------------------------------------------------------------------

[Graphic] AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

Account performance, personal account information and transactions, and product information.

--------------------------------------------------------------------------------

[Graphic] PERSONAL ASSISTANCE
800 223-1200
8 a.m. to 10 p.m. ET,  Monday - Friday

For questions about TIAA-CREF Mutual Funds, After-Tax Annuities, and Long-Term Care and Life Insurance.


800 842-2776
8 a.m. to 10 p.m. ET,  Monday - Friday
9 a.m. to 6 p.m. ET,  Saturday

For questions about retirement saving and planning, quarterly and annual benefits reports, income payments and options, and tax reports.

--------------------------------------------------------------------------------

[Graphic] TIAA-CREF TRUST COMPANY, FSB
888 842-9001
8 a.m. to 5 p.m. CT,  Monday - Friday

Asset management, trust administration, estate planning, planned giving, and endowment management.

--------------------------------------------------------------------------------

[Graphic] TIAA-CREF TUITION FINANCING, INC.
888 381-8283
8 a.m. to 11 p.m. ET,  Monday - Friday

For information on tuition financing programs.

--------------------------------------------------------------------------------

[Graphic] MUTUAL FUND INFORMATION ONLINE
TIAA-CREF
www.tiaa-cref.org/mfs/index.html

MORNINGSTAR
www.morningstar.com

--------------------------------------------------------------------------------



[Logo] TIAA     730 Third Avenue
       CREF     New York, NY 10017-3206






                                                                    A30242-05/03
                                                [Logo] Printed on recycled paper


--------------------------------------------------------------------------------

ITEM 9.  CONTROLS AND PROCEDURES.

     (a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant's management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

10(b) Section 302 certifications of the principal executive officer and principal financial officer of registrant.

99        Section 906 certification.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         TIAA-CREF INSTITUTIONAL MUTUAL FUNDS


Date:    May 28, 2003                    By: /s/ Martin E. Galt, III
                                             -----------------------------------
                                             Martin E. Galt, III
                                             President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date:    May 28, 2003                    By: /s/ Martin E. Galt, III
                                             -----------------------------------
                                             Martin E. Galt, III
                                             President
                                             (principal executive officer)


Date:    May 28, 2003                    By: /s/ Richard L. Gibbs
                                             -----------------------------------
                                             Richard L. Gibbs
                                             Executive Vice President
                                             (principal financial officer)

                                  EXHIBIT LIST

99.CERT     10(b) Certifications

                  (i)  Section 302 certification of principal executive officer

                  (ii) Section 302 certification of principal financial officer

99.906CERT  99    Section 906 certification of principal executive officer and principal financial officer